File No. 033-31375
     As filed with the Securities and Exchange Commission on April 19, 2011



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4



                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____




                      [X] Post-Effective Amendment No. 38

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                              [X] Amendment No. 39

                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One American Square, Indianapolis, Indiana 46282
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1877

     Richard M. Ellery, Esq., One American Square, Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
_____


 X        on  May 1, 2011    pursuant to paragraph (b) of Rule 485
_____         -----------------



          60 days after filing pursuant to paragraph (a)(1) of Rule 485
____

          on  (date) pursuant to paragraph (a)(1) of Rule 485
_____

_____     75 days after filing pursuant to paragraph (a)(2)

_____     on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------

 1. Cover Page ...........................Cover Page
 2. Definitions ..........................Definitions
 3. Synopsis .............................Summary; Expense Table
 4. Condensed Financial Information ......Condensed Financial Information
 5. General Description ..................Information About AUL, The Variable
                                             Account, and the Funds; Voting of
                                             Shares of the Funds
 6. Deductions and Expenses ..............Charges and Deductions
 7. General Description of Variable
     Annuity Contracts ...................The Contracts; Contributions and
                                             Contract Values During the
                                             Accumulation Period; Cash
                                             Withdrawals and the Death Benefit;
                                             Summary
 8. Annuity Period .......................Annuity Period
 9. Death Benefit ........................Cash Withdrawals and The Death Benefit
10. Purchase and Policy Values ...........Contributions and Contract Values
                                             During the Accumulation Period
11. Redemptions ..........................Cash Withdrawals and The Death Benefit
12. Taxes ................................Federal Tax Matters
13. Legal Proceedings ....................Other Information
14. Table of Contents for the Statement
     of Additional Information ...........Statement of Additional Information



PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional                   Statement of Additional
Information Item of Form N-4              Information Caption
----------------------------              -------------------


15. Cover Page ...........................Cover Page
16. Table of Contents ....................Table of Contents
17. General Information and History ......General Information and History
18. Services .............................Custody of Assets; Independent
                                             Auditors
19. Purchase of Securities
        Being Offered.....................Distribution of Contracts;
                                            (Prospectus) Charges and
                                             Deductions
20. Underwriters .........................Distribution of Contracts
21. Calculation of Performance Data ......Performance Information
22. Annuity Payments .....................(Prospectus) Annuity Period
23. Financial Statements .................Financial Statements


PART C - OTHER INFORMATION

Item of Form N-4                          Part C Caption
----------------                          --------------
24. Financial Statements and Exhibits ....(Statement of Additional Information)
                                             Financial Statements and Exhibits
25. Directors and Officers of the
     Depositor ...........................Directors and Officers of AUL
26. Persons Controlled By or Under
     Common Control with Depositor
     or Registrant .......................Persons Controlled By or Under Common
                                             Control With Registrant
27. Number of Policyowners ...............Number of Contractholders
28. Indemnification ......................Indemnification
29. Principal Underwriters ...............Principal Underwriters
30. Location of Accounts and Records .....Location of Accounts and Records
31. Management Services ..................Management Services
32. Undertakings .........................Undertakings
Signatures................................Signatures

                                   Prospectus

                            AUL American Unit Trust

                        GROUP VARIABLE ANNUITY CONTRACTS

                                   Offered By

                    American United Life Insurance Company?

                One American Square, Indianapolis, Indiana 46282

                                 (800) 249-6269

                                   Prospectus

                            AUL American Unit Trust

                        GROUP VARIABLE ANNUITY CONTRACTS

    Offered By American United Life Insurance Company? One American Square,
                   Indianapolis, Indiana 46282 (800) 249-6269

  Annuity Service Office Mailing Address: P.O. Box 6148, Indianapolis, Indiana
                                   46206-6148


This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company? ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.


This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Portfolios offered by the Funds. A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the OneAmerica Value Investment Account, those Contributions would buy units of the Variable Account which, in turn, would buy shares of the OneAmerica Value Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.


This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2011, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2011

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

                                TABLE OF CONTENTS

Description                                                      Page
DEFINITIONS                                                       4
SUMMARY                                                           6
Purpose of the Contracts                                          6
Types of Contracts                                                6
The Variable Account and the Funds                                6
Fixed Interest Account and Stable Value Account                  19
Contributions                                                    19
Transfers                                                        19
Withdrawals                                                      19
The Death Benefit                                                19
Annuity Options                                                  19
Charges                                                          19
Withdrawal Charge                                                19
Premium Tax Charge                                               19
Asset Charge                                                     19
Administrative Charge                                            20
Additional Charges and Fees                                      20
Expenses of the Funds                                            20
Ten-Day Free Look                                                20
Termination by the Owner                                         20
Contacting AUL                                                   20
EXPENSE TABLE                                                    21
CONDENSED FINANCIAL INFORMATION                                  23
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS                                           75
American United Life Insurance Company(R)                        75
Variable Account                                                 75
The Funds                                                        75
Revenue AUL Receives                                             76
Funds and Objectives                                             77
THE CONTRACTS                                                    83
General                                                          83
CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD                                   83
Contributions under the Contracts                                83
Ten-Day Free Look                                                83
Initial and Single Contributions                                 83
Allocation of Contributions                                      83
Subsequent Contributions Under Recurring
Contribution Contracts                                           84
Transfers of Account Value                                       84
Abusive Trading Practices                                        84
Late Trading                                                     84
Market Timing                                                    84
Participant's Variable Account Value                             85
Accumulation Units                                               85
Accumulation Unit Value                                          85
Net Investment Factor                                            85
Dollar Cost Averaging Program                                    85
CASH WITHDRAWALS AND THE DEATH
BENEFIT                                                          86
Cash Withdrawals                                                 86
Systematic Withdrawal Service for 403(b), 408, 408A,
457 Programs  and 409A Programs                                  86
Constraints on Withdrawals                                       86
General                                                          87
403(b) Programs                                                  87
Texas Optional Retirement Program                                87
The Death Benefit                                                87
Termination by the Owner                                         88
Termination by AUL                                               89
Payments from the Variable Account                               89
CHARGES AND DEDUCTIONS                                           89
Premium Tax Charge                                               89
Withdrawal Charge                                                89
Asset Charge                                                     90
Variable Investment Plus                                         90
Administrative Charge                                            90
Additional Charges and Fees                                      90
Other Charges                                                    91
Variations in Charges                                            91
Guarantee of Certain Charges                                     91
Expenses of the Funds                                            91
ANNUITY PERIOD                                                   92
General                                                          92
Annuity Options                                                  92
Option 1 - Life Annuity                                          92
Option 2 - Certain and Life Annuity                              92
Option 3 - Survivorship Annuity                                  92
Option 4 - Installment Refund Life Annuity                       92
Option 5 - Fixed Periods                                         92
Selection of an Option                                           92
THE FIXED INTEREST ACCOUNT                                       93
Interest                                                         93
Withdrawals and Transfers                                        93
Transfer of Interest Option                                      94
Contract Charges                                                 94
Payments from the Fixed Interest Account                         94
403(b) Plan Loans                                                95
THE STABLE VALUE ACCOUNT                                         95
In General                                                       95
Guaranted SVA Account Value                                      95
Transfers to and from the SVA                                    96
Benefits Paid from the SVA                                       96
Annuities Paid from the SVA                                      96
Contact Termination                                              96
MORE ABOUT THE CONTRACTS                                         96
Designation and Change of Beneficiary                            96
Assignability                                                    97
Proof of Age and Survival                                        97
Misstatements                                                    97
Termination of Recordkeeping Services                            97
FEDERAL TAX MATTERS                                              97
Introduction                                                     97
Tax Status of the Company and
the Variable Account                                             97

Description                                                    Page
Tax Treatment of Retirement Programs                             98
401 Employee Benefit Plans                                       98
403(b) Plans                                                     98
408 and 408A Programs                                            98
409 A and 457 Programs                                           99
HSA, HRA and OPEB Employee Benefit Plans                         99
Tax Penalty                                                      99
Withholding                                                      99
OTHER INFORMATION                                               100
Mixed and Shared Funding                                        100
Voting of Shares of the Funds                                   100
Substitution of Investments                                     101
Redemption Fees                                                 101
Changes to Comply with Law and Amendments                       101
Reservation of Rights                                           101
Periodic Reports                                                101
Legal Proceedings                                               102
Legal Matters                                                   102
STATEMENT OF ADDITIONAL INFORMATION                             102

                                  DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

Account Date - The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant - The person or persons upon whose life or lives Annuity payments depend.

Annuity - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)


Beneficiary - The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but AUL may not be open for business on other days.

Contract Date - The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contract Year - A period beginning with one Contract anniversary, or, in the case of the first (1st) Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A
Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single premium basis.

Corporate Office - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282

Employee Benefit Plan - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).


Employer - An Employer, such as a tax-exempt or public school organization with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.


Employer Sponsored 403(b) Program - A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

Fixed Interest Account ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

Funds - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

General Account - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS - Interval Revenue Service

Owner - The Employer, association, trust, or other entity entitled to the Downership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similarfunctions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value . When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value - The total value of a Participant's interest in the FIA.

Participant's Stable Value Account Value - The total value of a Participant's interest in the Stable Value Account.

Participant's Variable Account Value - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan - The retirement plan, or other type of Employee Benefit Plan in connection with which the Contract is issued and any subsequent amendment to such a plan.

Stable Value Account ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

Valuation Date - Each date on which the Variable Account is valued, which currently includes each Business Day.

Valuation Period - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Vested - A legally  fixed  immediate  right of  ownership.

403(b) Program - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in
Section 403(b) of the Internal Revenue Code.

408 or 408A Program - A program of individual retirement accounts or annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program - A 457 Program is a plan established by a unit of a state of local government or a tax-exempt organization (other than a church) under
Section  457  of  the  Internal  Revenue  Code.  A 409A  Program  is a  deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.
                                       5

                                     SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "Stable Value Account" sections of this Prospectus briefly describe the FIA and the SVA.

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.



The Variable Account and the Funds will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following
Funds:

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio                     Institutional       Alger Portfolios                 Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio         Institutional       Alger Portfolios                 Fred Alger Management, Inc.
Alger Capital Appreciation Institutional     Institutional       The Alger Institutional Funds    Fred Alger Management, Inc.
Alger Capital Appreciation Institutional     Retirement          The Alger Institutional Funds    Fred Alger Management, Inc.
Alger LargeCap Growth                        Institutional       Alger Portfolios                 Fred Alger Management, Inc.
Alger SmallCap Growth Institutional          Institutional       The Alger Institutional Funds    Fred Alger Management, Inc.
Alger SmallCap Growth Institutional          Retirement          The Alger Institutional Funds    Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Core Opportunities         Retirement          AllianceBernstein                AllianceBernstein LP
(Formerly AllianceBernstein Focused Growth & Income Fund)         Value Funds
AllianceBernstein 2010 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2010 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2015 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2015 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2020 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2020 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2025 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2025 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2030 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2030 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2035 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2035 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2040 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2040 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2045 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2045 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2050 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2050 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2055 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2055 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein Global Value Fund          Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
AllianceBernstein International Growth Fund  Retirement          The AllianceBernstein            AllianceBernstein LP
                                                                  Growth Funds
AllianceBernstein International Value Fund   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
AllianceBernstein Small/Mid-Cap Growth Fund  Retirement          The AllianceBernstein            AllianceBernstein LP
                                                                  Growth Funds
AllianceBernstein Small-Cap Growth Fund      Retirement          The AllianceBernstein            AllianceBernstein LP
                                                                  Growth Funds
AllianceBernstein Small/Mid Cap Value        Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
AllianceBernstein Value Fund                 Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Allianz NFJ Dividend Value                   Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Dividend Value                   Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Renaissance                      Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Renaissance                      Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Small-Cap Value                  Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Small-Cap Value                  Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz RCM Large-Cap Growth                 Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
American Century(R)Diversified Bond          A*                  American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R)Diversified Bond          Investor            American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
American Century(R) Emerging Markets         A*                  American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc                Investment Management, Inc.
American Century(R) Emerging Markets         Investor            American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc.               Investment Management,Inc.
American Century(R) Equity Growth            A*                  American Century(R) Quantitative American Century(R) Investment
                                                                  Equity Funds, Inc.               Management, Inc.
American Century(R  Equity Income            A*                  American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Equity Income            Investor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Ginnie Mae               A*                  American Century(R) Government   American Century(R) Investment
                                                                  Income Trust                     Management, Inc.
American Century(R) Growth                   A*                  American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Heritage                 A*                  American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Income & Growth          Investor            American Century(R) Quantitative American Century(R) Investment
                                                                  Equity Funds, Inc.               Management, Inc.
American Century(R) Inflation-Adjusted Bond  A*                  American Century(R)              American Century(R) Investmen
                                                                  Investments                       Management, Inc.
American Century(R) International Bond       A*                  American Century(R)              American Century(R) Investment
                                                                  International Bond Funds         Management, Inc.
American Century(R) International Bond       Investor            American Century(R)              American Century(R) Investment
                                                                  International Bond Funds         Management, Inc.
American Century(R) International Discovery  A*                  American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century(R) International Discovery  Investor            American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century  International Growth       A*                  American Century(R) World        American Century Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century  International Growth       Investor            American Century (R) World       American Century Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century(R) Large Company Value      A*                  American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R)  LIVESTRONG 2015         A*                  American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2015          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2020          A*                  American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2020          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2025          A*                  American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2025          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2030          A*                  American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2030          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2035          A*                  American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2035          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2040          A*                  American Century(R) Asset        American Century(R) Investment

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2040          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2045          A*                  American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2045          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2050          A*                  American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2050          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2055          A*                  American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2055          Investor            American Century(R) Asset        American Century(R) Investment

American Century(R) LIVESTRONG Income        A*                  American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG Income        Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) Mid Cap Value            A*                  American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Mid Cap Value            Investor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Real Estate              A*                  American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Real Estate              Investor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Select                   A*                  American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Select                   Investor            American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap Growth         A*                  American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap Value          A*                  American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap Value          Investor            American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Company            A*                  American Century(R)              American Century(R) Investment
                                                                   Quantitative Equity Funds,Inc.  Management, Inc.
American Century(R) Strategic Allocation:    A*                  American Century(R) Strategic    American Century(R) Investment
Aggressive                                                         Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :   Investor            American Century(R Strategic     American Century(R) Investment
Aggressive                                                         Asset Allocations,  Inc.        Management, Inc.
American Century(R) Strategic Allocation :   A*                  American Century(R) Strategic    American Century(R) Investment
Conservative                                                       Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation:    Investor            American Century(R) Strategic    American Century(R) Investment
Conservative                                                       Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :   A*                  American Century(R) Strategic    American Century(R) Investment
Moderate                                                           Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :   Investor            American Century(R) Strategic    American Century(R) Investment
Moderate                                                           Asset Allocations, Inc.         Management, Inc.

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------

American Century(R) Ultra(R)                 A*                  American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Ultra(R)                 Investor            American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Vista                    A*                  American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Vista                    Investor            American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) VP Capital Appreciation  I                   American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Funds(R) AMCAP Fund(R)              R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) AMCAP Fund(R)              R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) American Balanced          R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) American Balanced          R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) American High-Income       R3                  American Funds(R)                Capital Research and Management
 Trust(SM)                                                                                         Company
American Funds(R) American High-Income       R4                  American Funds(R)                Capital Research and Management
 Trust(SM)                                                                                         Company
American Funds(R) Capital World              R3                  American Funds(R)                Capital Research and Management
Growth & Income Fund(SM)                                                                           Company
American Funds(R) Capital World              R4                  American Funds(R)                Capital Research and Management
Growth & Income Fund(SM)                                                                           Company
American Funds(R) EuroPacific Growth Fund    R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) EuroPacific Growth Fund    R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) Fundamental Investors (SM) R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) Fundamental Investors (SM) R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R)  Growth Fund of            R3                  American Funds(R)                Capital Research and Management
America(R)                                                                                         Company
American Funds(R)  Growth Fund of            R4                  American Funds(R)                Capital Research and Management
America(R)                                                                                         Company
American Funds(R) Intermediate Bond Fund of  R3                  American Funds(R)                Capital Research and Management
 America(R)                                                                                        Company
American Funds(R) Intermediate Bond Fund of  R4                  American Funds(R)                Capital Research and Management
 America(R)                                                                                        Company
American Funds(R) SMALLCAP World Fund(R)     R3                  American Funds(R)                Capital Research and Management
                                                                                                    Company
American Funds(R) SMALLCAP World Fund(R)     R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds Washington                    R3                  American Funds(R)                Capital Research and Management
Mutual Investors Fund                                                                              Company
American Funds Washington                    R4                  American Funds(R)                Capital Research and Management
Mutual Investors Fund                                                                              Company
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ariel Appreciation                                               Ariel Mutual Funds, Inc.         Ariel Investments LLC
Ariel                                                            Ariel Mutual Funds, Inc.         Ariel Investments LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund             Institutional       BlackRock Global Allocation      BlackRock Advisors, LLC
                                                                  Fund, Inc.
BlackRock Global Allocation Fund             Retirement          BlackRock Global Allocation      BlackRock Advisors, LLC
                                                                   Fund, Inc.
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Small Cap Growth Equity Portfolio  Institutional       BlackRock Funds Equity           BlackRock Advisors, LLC
                                                                  Portfolios
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Calvert Income                               A*                  Calvert Income Funds             Calvert Asset Management
                                                                                                   Company, Inc.
Calvert Equity Portfolio                     A*                  Calvert Social Investment        Calvert Asset Management
                                                                  Fund                             Company, Inc.
Calvert Small Cap Fund                       A*                  Calvert Sustainable and          Calvert Asset Management
                                                                  Responsible Funds                Company, Inc.
Calvert Small Cap Value Fund                 A*                  Calvert Impact Fund              Calvert Asset Management
                                                                                                   Company, Inc.
Calvert SRI Mid-Cap Growth                                       Calvert Variable Series, Inc.    Calvert Asset Management
                                                                                                   Company, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Index Fund                  A                   Columbia Mid Cap Index Fund      Columbia Management Advisors LLC
Columbia Small Cap Index Fund                A                   Columbia Small Cap Index Fund    Columbia Management Advisors LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Compass EMP Alternative Asset                A*                  Compass EMP Mutual Funds         Compass Efficient Model
                                                                                                   Portfolios, LLC
Compass EMP Alternative Asset                T                   Compass EMP Mutual Funds         Compass Efficient Model
                                                                                                   Portfolios, LLC
Compass EMP Multi-Asset Balance              A*                  Compass EMP Mutual Funds         Compass Efficient Model
                                                                                                   Portfolios, LLC
Compass EMP Multi-Asset Balance              T                   Compass EMP Mutual Funds         Compass Efficient Model
                                                                                                   Portfolios, LLC
Compass EMP Multi-Asset Growth               A*                  Compass EMP Mutual Funds         Compass Efficient Model
                                                                                                   Portfolios, LLC
Compass EMP Multi-Asset Growth               T                   Compass EMP Mutual Funds         Compass Efficient Model
                                                                                                   Portfolios, LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
CRM Mid Cap Value                            Investor            CRM Funds                        Cramer Rosenthal McGlynn, LLC
CRM Small Cap Value                          Investor            CRM Funds                        Cramer Rosenthal McGlynn, LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus        A*                  DWS Alternative Asset            Deutsche Investment Management
                                                                  Allocation Plus Fund             Americas, Inc.
DWS Alternative Asset Allocation Plus        S                   DWS Alternative Asset            Deutsche Investment Management
                                                                  Allocation Plus Fund             Americas, Inc.
DWS Large Cap Value                          A*                  DWS Value Series, Inc.           Deutsche Investment Management
                                                                                                   Americas, Inc.
DWS Large Cap Value                          S                   DWS Value Series, Inc.           Deutsche Investment Management
                                                                                                   Americas, Inc.
DWS Dreman Mid Cap Value                     A*                  DWS Dreman Mid Cap Value Fund    Deutsche Investment Management
                                                                                                   Americas, Inc.
DWS Dreman Mid Cap Value                     S                   DWS Dreman Mid Cap Value Fund    Deutsche Investment Management
                                                                                                   Americas, Inc.
DWS Dreman Small Cap Value                   A*                  DWS Dreman Small Cap Value       Deutsche Investment Management
                                                                  Fund                             Americas, Inc.
DWS Dreman Small Cap Value                   S                   DWS Dreman Small Cap Value       Deutsche Investment Management
                                                                  Fund                             Americas, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Diversified              T                   Fidelity(R) Advisor Funds        Fidelity(R)Management & Research
 International                                                                                     Company
Fidelity(R) Advisor Dividend Growth          T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Equity Growth            T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Equity Income            T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Freedom 2010             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2010             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2015             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2015             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2020             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2020             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2025             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2025             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2030             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2030             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2035             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2035             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2040             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2040             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2045             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2045             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2050             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2050             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom Income           A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom Income           T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.

Fidelity(R) Advisor Growth & Income          T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Growth Opportunities     T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor International Capital    T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
Appreciation                                                                                       Company
Fidelity(R) Advisor Leveraged Company Stock  A*                  Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Leveraged Company Stock  T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Mid Cap                  T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor New Insights             A*                   Fidelity(R) Advisor Funds       Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor New Insights             T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Overseas                 T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Small Cap                T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Stock Selector All Cap   T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Strategic Income         A*                  Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Value                    A*                  Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Value                    T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) VIP Asset ManagerSM Portfolio    Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
Fidelity(R) VIP Contrafund(R) Portfolio      Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
Fidelity(R) VIP Equity-Income Portfolio      Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Researc
                                                                  Products Fund                     Company
Fidelity(R) VIP Growth Portfolio             Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
Fidelity(R)VIP High Income Portfolio         Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
Fidelity(R) VIP Overseas Portfolio           Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
--------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Fifth Third All Cap Value                    A*                  Fifth Third Funds                Fifth Third Asset Management, Inc.
Fifth Third Mid Cap Growth                   A*                  Fifth Third Funds                Fifth Third Asset Management, Inc.
Fifth Third Quality Growth                   A*                  Fifth Third Funds                Fifth Third Asset Management, Inc.
Fifth Third Strategic Income                 A*                  Fifth Third Funds                Fifth Third Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth                     Retirement          Franklin Strategic Series        Franklin Advisers, Inc.
Franklin Small Cap Value                     A*                  Franklin Value Investors Trust   Franklin Advisory Services, LLC
Franklin Small Cap Value                     Retirement          Franklin Value Investors Trust   Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth                Retirement          Franklin Strategic Series        Franklin Advisers, Inc.
Franklin Strategic Income                    Retirement          Franklin Strategic Income Fund   Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Strategy                Institutional       Goldman Sachs Fund of Funds      Goldman Sachs Asset
                                                                  Portfolios                       Management, L.P.
Goldman Sachs Growth Strategy                Service             Goldman Sachs Fund of Funds      Goldman Sachs Asset
                                                                  Portfolios                       Management, L.P.
Goldman Sachs Mid Cap Value                  Institutional       Goldman Sachs Fundamental Equity Goldman Sachs Asset
                                                                  Value Funds                      Management, L.P.
Goldman Sachs Mid Cap Value                  Service             Goldman Sachs Fundamental Equity Goldman Sachs Asset
                                                                  Value Funds                      Management, L.P.
Goldman Sachs Small Cap Value                Institutional       Goldman Sachs Fundamental Equity Goldman Sachs Asset
                                                                  Value Funds                      Management, L.P.
Goldman Sachs Small Cap Value                Service             Goldman Sachs Fundamental Equity Goldman Sachs Asset
                                                                  Value Funds                      Management, L.P.
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Structured International       Institutional       Goldman Sachs Structured         Goldman Sachs Asset
 Equity Fund                                                      International Equity Funds       Management, L.P.
Goldman Sachs Structured International       Service             Goldman Sachs Structured         Goldman Sachs Asset
 Equity Fund                                                      International Equity Funds       Management, L.P.
Goldman Sachs Technology Tollkeeper          Institutional       Goldman Sachs Fundamental        Goldman Sachs Asset
                                                                  Equity Growth Funds               Management, L.P.
Goldman Sachs Technology  Tollkeeper         Service             Goldman Sachs Fundamental        Goldman Sachs Asset
                                                                  Equity Growth Funds               Management, L.P.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Henssler Equity                              No Load             The Henssler Funds, Inc.         Henssler Asset Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Invesco Basic Value                          A*                  AIM Growth Series                Invesco Advisors, Inc.
Invesco Basic Value                          Retirement          AIM Growth Series                Invesco Advisors, Inc.
Invesco Capital Development Fund             Institutional       AIM Capital Development Fund     Invesco Advisors, Inc.
Invesco Capital Development Fund             Retirement          AIM Capital Development Fund     Invesco Advisors, Inc.
Invesco Dynamics                             A*                  AIM Stock Funds, Inc.            Invesco Advisors, Inc.
Invesco Dynamics                             Investor            AIM Stock Funds, Inc.            Invesco Advisors, Inc.
Invesco Energy Fund                          A*                  AIM Sector Funds, Inc.           Invesco Advisors, Inc.
Invesco Energy Fund                          Investor            AIM Sector Funds, Inc.           Invesco Advisors, Inc.
Invesco Financial Services Fund              A*                  AIM Sector Funds, Inc.           Invesco Advisors, Inc.
Invesco Financial Services Fund              Investor            AIM Sector Funds, Inc.           Invesco Advisors, Inc.
Invesco Global Equity                        A*                  AIM Growth Series                Invesco Advisors, Inc.
Invesco Global Equity                        Institutional       AIM Growth Series                Invesco Advisors, Inc.
Invesco Global Health Care Fund              A*                  AIM Sector Funds, Inc.           Invesco Advisors, Inc.
Invesco Global Health Care Fund              Investor            AIM Sector Funds, Inc.           Invesco Advisors, Inc.
Invesco International Growth                 Institutional       AIM International Growth Fund    Invesco Advisors, Inc.
Invesco International Growth                 Retirement          AIM International Growth Fund    Invesco Advisors, Inc.
Invesco Leisure Fund                         A*                  AIM Sector Funds, Inc.           Invesco Advisors, Inc.
Invesco Mid Cap Core Equity                  A*                  AIM Growth Series                Invesco Advisors, Inc.
Invesco Mid Cap Core Equity                  Retirement          AIM Growth Series                Invesco Advisors, Inc.
Invesco Small Cap Growth                     A*                  AIM Growth Series                Invesco Advisors, Inc.
Invesco Small Cap Growth                     Retirement          AIM Growth Series                Invesco Advisors, Inc.
Invesco Technology Fund                      A*                  AIM Sector Funds, Inc.           Invesco Advisors, Inc.
Invesco Technology Fund                      Investor            AIM Sector Funds, Inc.           Invesco Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio               S                   Janus Investment Fund            Janus Capital Management LLC
Janus Aspen Flexible Bond                    Institutional       Janus Aspen Series               Janus Captial Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio  S                   Janus Aspen Series               Janus Captial Management LLC
Janus Aspen Worldwide Growth                 Institutional       Janus Aspen Series               Janus Captial Management LLC
Janus Balanced Portfolio                     Retirement          Janus Investment Fund            Janus Capital Management LLC
Janus Forty Fund                             A*                  Janus Adviser Series             Janus Capital Management LLC
Janus Forty Fund                             Retirement          Janus Adviser Series             Janus Capital Management LLC
Janus Growth and Income Fund                 Retirement          Janus Adviser Series             Janus Capital Management LLC
Janus INTECH Risk-Managed Large Cap          S                   Janus Adviser Series             Janus Capital Management LLC
 Growth
Janus Perkins Mid Cap Value                  A*                  Janus Adviser Series             Janus Capital Management LLC
Janus Perkins Mid Cap Value                  Retirement          Janus Adviser Series             Janus Capital Management LLC
Janus Perkins Small Company Value            S                   Janus Adviser Series             Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Classic Stock Fund               A*                  Lord Abbett Research Fund        Lord, Abbett & Co. LLC
Lord Abbett Classic Stock Fund               R3                  Lord Abbett Research Fund        Lord, Abbett & Co. LLC
Lord Abbett Developing Growth                Other               Lord Abbett Developing           Lord, Abbett & Co. LLC
                                                                  Growth, Inc.
Lord Abbett Developing Growth                R3                  Lord Abbett Developing           Lord, Abbett & Co. LLC
                                                                  Growth, Inc.
Lord Abbett Growth Opportunities             Other               Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities             R3                  Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Mid-Cap Value                    Other               Lord Abbett Mid-Cap Value, Inc.  Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value                    R3                  Lord Abbett Mid-Cap Value, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Blend                  Other               Lord Abbett Blend Trust          Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Blend                  R3                  Lord Abbett Blend Trust          Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Value                  Other               Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Value                  R3                  Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities              A*                  Lord Abbett Securities Trust     Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities              R3                  Lord Abbett Securities Trust     Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Managers Cadence Capital Appreciation        Retirement          Managers Funds                   Managers Investment Group LLC
Managers Cadence Mid-Cap                     Administrative      Managers Funds                   Managers Investment Group LLC
Managers Cadence Mid-Cap                     Retirement          Managers Funds                   Managers Investment Group LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Manning & Napier, Inc. Pro-Blend(R)          S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Conservative Term Series
Manning & Napier, Inc. Pro-Blend(R) Extended S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Term Series
Manning & Napier, Inc. Pro-Blend(R) Maximum  S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Term Series
Manning & Napier, Inc. Pro-Blend(R) Moderate S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Term Series
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Marshall Mid-Cap Growth Fund                 Investor            Marshall Funds, Inc.             M&I Investment Management Corp.
Marshall Mid-Cap Value Fund                  Investor            Marshall Funds, Inc.             M&I Investment Management Corp.
Marshall Small-Cap Growth Fund               Investor            Marshall Funds, Inc.             M&I Investment Management Corp.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) International New Discovery           A*                  MFS(R) International New         Massachusetts Financial Services
                                                                  Discovery Fund                   Company
MFS(R) International New Discovery           R2                  MFS(R) International New         Massachusetts Financial Services
                                                                  Discovery Fund                   Company
MFS(R) Massachusetts Investors Growth Stock  R2                  MFS(R) Massachusetts Investors   Massachusetts Financial Services
 Fund                                                             Growth Stock Fund                Company
MFS(R) Massachusetts Investors Growth Stock  R3                  MFS(R) Massachusetts Investors   Massachusetts Financial Services
 Fund                                                             Growth Stock Fund                Company
MFS(R) Mid Cap Growth                        A*                  MFS(R) Mid Cap Growth Fund       Massachusetts Financial Services
                                                                                                   Company
MFS(R) Utilities Fund                        R2                  MFS(R) Utilities Fund            Massachusetts Financial Services
                                                                                                   Company
MFS(R) Utilities Fund                        R3                  MFS(R) Utilities Fund            Massachusetts Financial Services
                                                                                                   Company
MFS(R) Value                                 A*                  MFS(R) Value Fund                Massachusetts Financial Services
                                                                                                   Company
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Focus                       Advisor             Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
Neuberger Berman Partners                    Advisor             Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
Neuberger Berman Small Cap Growth            Advisor             Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
Neuberger Berman Small Cap Growth            A*                  Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
Neuberger Berman Small Cap Growth            R3                  Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Nuveen Mid Cap Growth                        A*                  Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Opportunities
Nuveen Mid Cap Growth                        Retirement          Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Opportunities                                                      .
Nuveen Mid Cap Index                         Retirement          Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Mid Cap Value                         A*                  Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Mid Cap Value                         Retirement          Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Real Estate Securities                A*                  Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Real Estate Securities                Retirement          Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Small Cap Index                       Retirement          Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Small Cap Select                      A*                  Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Small Cap Select                      Retirement          Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Small Cap Value                       A*                  Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Small Cap Value                       Retirement          Nuveen Equity Funds              Nuveen Fund Advisors, Inc.
Nuveen Strategy Growth                       A*                  Nuveen Asset Allocation Funds    Nuveen Fund Advisors, Inc.
Allocation
Nuveen Strategy Growth                       Retirement          Nuveen Asset Allocation Funds    Nuveen Fund Advisors, Inc.
Allocation
-------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Old Mutual Focused Fund                      A*                  Old Mutual Funds II              OMCAP Investors
Old Mutual Focused Fund                      Z                   Old Mutual Funds II              OMCAP Investors
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio          O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Asset Director Portfolio          Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Investment Grade Bond Portfolio   O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Investment Grade Bond Portfolio   Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Money Market Portfolio            O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Money Market Portfolio            Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Socially Responsive Portfolio     O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Socially Responsive Portfolio     Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                    Company(R)
OneAmerica Value Portfolio                   O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                    Company(R)
OneAmerica Value Portfolio                   Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                    Company(R)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets               A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Developing Markets Fund          N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Global Fund                      N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Global Opportunities             A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Global Opportunities             N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Global Strategic Income          A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Global Strategic Income          N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Gold & Special Minerals          A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Gold & Special Minerals          N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Bond Fund          N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Growth             A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Growth             N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Small Company Fund N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Main Street Select               N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
(Formerly Oppenheimer Main Street Opportunity)
Oppenheimer Main Street Small & Mid Cap Fund A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
(Formerly Oppenheimer Main Street Small Cap Fund)
Oppenheimer Main Street Small & Mid Cap Fund N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
(Formerly Oppenheimer Main Street Small Cap Fund)
Oppenheimer Small& Mid Cap Value Fund        N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Value Fund                       A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Value Fund                       N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Parnassus Fund                               No Load             The Parnassus Funds              Parnassus Investments
Parnassus Equity Income Fund                 Investor            The Parnassus Funds              Parnassus Investments
Parnassus Mid-Cap Fund                       No Load             The Parnassus Funds              Parnassus Investments
Parnassus Small-Cap Fund                     No Load             The Parnassus Funds              Parnassus Investments
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Pax World Balanced Fund                      Retirement          Pax World Mutual Funds           Pax World Management, Corp.
Pax World Balanced Fund                      No Load             Pax World Mutual Funds           Pax World Management, Corp.
Pax World Global Green Fund                  Investor            Pax World Mutual Funds           Pax World Management, Corp.

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
--------------------------------------------------------------------------------------------------------------------------------

                                       15

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Pax World Global Green Fund                  Retirement          Pax World Mutual Funds           Pax World Management, Corp.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Payden Emerging Markets Bond Fund            No Load             Payden Mutual Funds              Payden & Rygel
Payden/Kravitz Cash Balance Plan             Advisor             Payden Mutual Funds              Payden & Rygel
Payden/Kravitz Cash Balance Plan             Retirement          Payden Mutual Funds              Payden & Rygel
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield                             Administrative      PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO High Yield                             Retirement          PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO Real Return                            Administrative      PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO Real Return                            Retirement          PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO Total Return                           Administrative      PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO Total Return                           Retirement          PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Pioneer Bond Fund                            Retirement          Pioneer Bond Fund                Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Emerging Markets                     A*                  Pioneer Emerging Markets Fund    Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Equity Income                        A*                  Pioneer Equity Income            Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Equity Income                        Retirement          Pioneer Equity Income            Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Fund                                 Retirement          Pioneer Fund                     Pioneer Investment
                                                                                                   Management, Inc.
Pioneer High Yield                           Retirement          Pioneer High Yield               Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Mid-Cap Value                        Retirement          Pioneer Mid-Cap Value            Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Oak Ridge Large Cap Growth           Retirement          Pioneer Oak Ridge Large Cap      Pioneer Investment
                                                                  Growth                           Management, Inc.
Pioneer VCT Fund                             Institutional       Pioneer Variable Life            Pioneer Investment
                                                                  Contracts Trust                  Management, Inc.
Pioneer VCT Growth Opportunities             A                   Pioneer Variable Life            Pioneer Investment
                                                                  Contracts Trust                  Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Prudential Financial Services Fund           A*                  JennisonDryden(R)                Prudential Investments LLC
Prudential Financial Services Fund           Z                   JennisonDryden(R)                Prudential Investments LLC
Prudential Global Real Estate                A*                  Prudential Funds                 Prudential Investments LLC
Prudential Global Real Estate                Z                   Prudential Funds                 Prudential Investments LLC
Prudential High-Yield                        A*                  Prudential Funds                 Prudential Investments LLC
Prudential High-Yield                        Z                   Prudential Funds                 Prudential Investments LLC
Prudential Jennison 20/20 Focus              A*                  Prudential Funds                 Prudential Investments LLC
Prudential Jennison 20/20 Focus              Z                   Prudential Funds                 Prudential Investments LLC
Prudential Jennison Health Sciences Fund     A*                  JennisonDryden(R)                Prudential Investments LLC
Prudential Jennison Health Sciences Fund     Z                   JennisonDryden(R)                Prudential Investments LLC
Prudential Jennison Mid-Cap Growth Fund      A*                  JennisonDryden(R)                Prudential Investments LLC
Prudential Jennison Mid-Cap Growth Fund      Z                   JennisonDryden(R)                Prudential Investments LLC
Prudential Jennison Natural Resources Fund   A*                  JennisonDryden(R)                Prudential Investments LLC
Prudential Jennison Natural Resources Fund   Z                   JennisonDryden(R)                Prudential Investments LLC
Prudential Total Return Bond                 A*                  Prudential Total Return Bond     Prudential Investments LLC
                                                                  Fund, Inc.
Prudential Total Return Bond                 Z                   Prudential Total Return Bond     Prudential Investments LLC
                                                                  Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
RidgeWorth High Income Fund                  A*                  RidgeWorth Funds                 RidgeWorth Investments
RidgeWorth High Income Fund                  Retirement          RidgeWorth Funds                 RidgeWorth Investments
RidgeWorth Large Cap Value Equity            A*                  RidgeWorth Funds                 RidgeWorth Investments
RidgeWorth Large Cap Value Equity            Institutional       RidgeWorth Funds                 RidgeWorth Investments
RidgeWorth Mid-Cap Value Equity              A*                  RidgeWorth Funds                 RidgeWorth Investments
RidgeWorth Mid-Cap Value Equity              Institutional       RidgeWorth Funds                 RidgeWorth Investments
RidgeWorth Small Cap Value Equity            A*                  RidgeWorth Funds                 RidgeWorth Investments
RidgeWorth Small Cap Value Equity            Institutional       RidgeWorth Funds                 RidgeWorth Investments
RidgeWorth Total Return Bond                 A*                  RidgeWorth Funds                 RidgeWorth Investments
RidgeWorth Total Return Bond                 Retirement          RidgeWorth Funds                 RidgeWorth Investments
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Russell Emerging Markets Fund                S                   Russell Funds                    Russell Investment Management Co.
Russell Global Equity                        S                   Russell Funds                    Russell Investment Management Co.
Russell Global Real Estate Securities Fund   S                   Russell Funds                    Russell Investment Management Co.
Russell International Developed Markets Fund S                   Russell Funds                    Russell Investment Management Co.
Russell Investment Grade Bond                S                   Russell Funds                    Russell Investment Management Co.
Russell Lifepoints(R) 2015 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2015 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2020 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2020 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2025 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2025 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2030 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2030 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2035 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2035 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2040 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2040 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2045 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                 Date Series
Russell Lifepoints(R) 2045 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                 Date Series
Russell Lifepoints(R) 2050 Strategy          R1                  LifePoints(R) Funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2050 Strategy          R3                  LifePoints(R) Funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) Balanced               R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Balanced               R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Conservative           R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Conservative           R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Equity Growth Strategy R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Equity Growth Strategy R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Growth Strategy        R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Growth Strategy        R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Russell Lifepoints(R) In Retirement Fund     R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) In Retirement Fund     R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) Moderate               R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Moderate               R3                  LifePoints(R) funds Target      Russell Investment Management Co.
                                                                  Portfolio Series
Russell Short Duration Bond                  S                   Russell Funds                    Russell Investment Management Co.
Russell Strategic Bond                       S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Core Equity Fund                S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Growth                          S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Quantitative Equity Fund        S                   Russell Funds                    Russell Investment Management Co.

Russell U.S. Small & Mid Cap Fund            S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Value Fund                      S                   Russell Funds                    Russell Investment Management Co.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
State Street Equity 500 Index                Administrative      State Street Institutional       SSgA Funds Management, Inc.
                                                                  Investment Trust
State Street Equity 500 Index                Retirement          State Street Institutional       SSgA Funds Management, Inc.
                                                                  Investment Trust
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth               Retirement          T. Rowe Price Blue Chip          T. Rowe Price Associates, Inc.
                                                                  Growth Fund
T. Rowe Price Equity Income                  Institutional       T. Rowe Price Equity Income Fund T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income                  Retirement          T. Rowe Price Equity Income Fund T. Rowe Price Associates, Inc.
T. Rowe Price European Stock Fund            No Load             T. Rowe Price International      T. Rowe Price International, Inc.
                                                                  Funds, Inc.
T. Rowe Price Growth Stock                   Advisor             T. Rowe Price Growth Stock Fund  T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock                   Retirement          T. Rowe Price Growth Stock Fund  T. Rowe Price Associates, Inc.
T. Rowe Price International                  Advisor             T. Rowe Price International      T. Rowe Price International, Inc.
Growth and Income                                                 Funds, Inc.
T. Rowe Price International                  Retirement          T. Rowe Price International      T. Rowe Price International, Inc.
Growth and Income                                                 Funds, Inc.
T. Rowe Price International Stock            Retirement          T. Rowe Price International      T. Rowe Price International, Inc.
                                                                  Funds, Inc.
T. Rowe Price Mid-Cap Growth                 Retirement          T. Rowe Price Mid-Cap Growth     T. Rowe Price Associates, Inc.
                                                                  Fund, Inc.
T. Rowe Price Mid-Cap Value                  Advisor             T. Rowe Price Mid-Cap Value Fund T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value                  Retirement          T. Rowe Price Mid-Cap Value Fund T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2015                Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2015                Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2020                Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2020                Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2025                Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2025                Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2030                Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2030                Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2035                Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2035                Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2040                Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2040                Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2045                Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2045                Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2050                Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2050                Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2055                Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2055                Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
T. Rowe Price Retirement Income              Advisor             T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.


---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Retirement Income              Retirement          T. Rowe Price Retirements Funds  T. Rowe Price Associates, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign                            A*                  Templeton Foreign Fund           Templeton Global Advisors Limited
Templeton Foreign                            Retirement          Templeton Foreign Fund           Templeton Global Advisors Limited
Templeton Global Bond                        A*                  Templeton Income Trust           Franklin Advisers, Inc.
Templeton Global Bond                        Retirement          Templeton Income Trust           Franklin Advisers, Inc.
Templeton Growth                             A*                  Templeton Growth Fund, Inc.      Templeton Global Advisors Limited
Templeton Growth                             Retirement          Templeton Growth Fund, Inc.      Templeton Global Advisors Limited
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Thornburg Core Growth                        R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Core Growth                        R5                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg International Value                R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg International Value                R5                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Investment Income Builder Fund     R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Investment Income Builder Fund     R5                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Limited-Term Income                R3                  Thornburg Funds                  Thornburg Investment
                                                                                                    Management, Inc.
Thornburg Limited-Term US Government         R3                  Thornburg Funds                  Thornburg Investment
                                                                                                    Management, Inc.
Thornburg Value                              R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF Bond Index                         Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
TIAA-CREF Growth & Income Fund               Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
TIAA-CREF International Equity Index Fund    Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Index Fund        Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Index Fund         Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
TIAA-CREF Social Choice Equity Fund          Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Conservative Growth Fund        A*                  The Timothy Plan(R)              Timothy Partners, Ltd
Timothy Plan Strategic Growth Fund           A*                  The Timothy Plan(R)              Timothy Partners, Ltd
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Short-Term Federal                  Investor            Vanguard Fixed Income            The Vanguard Group
Vanguard VIF Small Company Growth            Insurance           Vanguard Variable Insurance Fund Granahan Investment Management,
                                                                                                   Inc. & Vanguard Quantitative
                                                                                                   Equity Group
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
----------------------------------------------------------------------------------------------------------------------------

Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate contributions Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.



     FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee rate. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.



CONTRIBUTIONS

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment, ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the quarterly Contract anniversary. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

TEN-DAY FREE LOOK

Under 403(b), 408, 408A, HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

TERMINATION BY THE OWNER

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participants' Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b), HRA, HSA and OPEB Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract shall be transferred to an interest account in AUL's General Account. Amounts accumulated in this interest account, plus interest as determined in the Contract, minus any applicable Withdrawal Charge,, shall be paid out three hundred sixty-five (365) days following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the MVA), see the Section "Termination by the Owner" later in this Prospectus.




CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                 EXPENSE TABLE



The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the FIA or to Annuity payments under an Annuity Option.







Participant Transaction Expenses
  Maximum Deferred Sales Load (withdrawal charge)(1).......................................................................    8%


Optional Fees (Applicable to Certain Contracts)
  Maximum Loan Initiation Fee(2)...........................................................................................  $100
  Maximum Charge for Non-Electronic Transfers(3)...........................................................................    $5
  Maximum Annual Charge for Non-Electronic Contributions...................................................................$1,000
  Maximum Distribution Fee(4)..............................................................................................   $40
  Maximum Contract Termination Individual Participant Check Fee(5).........................................................  $100

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including
Fund expenses.


Maximum Administrative Charge (per year)(6)..............................................................................     $50
Maximum Brokerage Window Fee(7)..........................................................................................    $100
Separate (Variable) Account Annual Expenses (as a percentage of average Account Value)
  Maximum Total Separate Account Annual Expenses (Asset Charge)(8).......................................................   1.25%
Investment Advice Provider Fee(9)....................................................................................... May vary
Maximum Managed Account Service Fee (9).................................................................................    1.00%

Maximum Plan Sponsor Investment Option Advisory Fee(10).................................................................. $ 1,500

Maximum Guaranteed Minimum Death Benifit Option(per year)(11)............................................................   0.20%

Maximum Loan Administrative Fee(12).........................................................................................  $50


(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
     0.75 percent,0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the asset charge may be credited back to a Participant's account in the form of Accumulation Units. The number of Accumulation Units credited will dependon the terms of the Contract and the aggregate variable Investment Accountassets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.



The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses                        Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses*).......................................   0.22%        2.52%

*In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.


                                    EXAMPLE

The Example is intended to help the Owner compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that the Owner invests $10,000 in the Contract for the time periods indicated. The Example also assumes that the Owners investment has a 5 percent return each year and assumes the maximum fees and expenses of any of the Funds. While this example assumes the withdrawal charge is 8 percent of the Account Value in excess of a 10 percent free-out provision for the first five
(5) years, 4 percent of the Account Value in excess of a 10 percent free-out provision for the next five (5) years, and no withdrawal charge beyond the tenth
(10th) year, illustrated costs may be higher or lower if the Contract does not contain a withdrawal charge and/or 10 percent free-out provision. Although the Owners actual costs may be higher or lower, based on these assumptions, the Owners costs would be:



(1) If you surrender your Contract at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$1,171           $2,077           $2,991           $4,929

(2) If you annuitize at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$  448          $1,348           $2,256           $4,554

(3) If you do not surrender your Contract:

1 Year          3 Years          5 Years          10 Years

$  448          $1,348           $2,256           $4,554

CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the ten-year period from December 31,2001 or the first deposit (as listed beside the beginning value in the year of inception), whichever is more recent, through December 31, 2010. No information is available for periods prior to these dates.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31,2010. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
OneAmerica Asset Director Portfolio Class O
Band 125
     2010                            $ 4.24                           $ 4.68                               18,575,947
     2009                              3.40                             4.24                               18,707,633
     2008                              4.62                             3.40                               18,548,557
     2007                              4.45                             4.62                               21,938,209
     2006                              4.08                             4.45                               18,879,420
     2005                              3.83                             4.08                               15,641,018
     2004                              3.48                             3.83                               14,894,289
     2003                              2.76                             3.48                               13,400,476
     2002                              2.87                             2.76                               13,164,496
     2001                              2.63                             2.87                               12,753,881
Band 0
     2010                            $ 1.00                           $ 1.82                                2,534,231
Band S
     2005                            $ 1.54                           $ 1.63                                   74,923
     2004                              1.40                             1.54                                   49,468
     2003                              1.11                             1.40                                   30,173
     2002                              1.27                             1.11                                   20,490
     2001                              1.25                             1.27                                   17,617
     2000                              1.13                             1.25                                   41,667
     1999                              1.18                             1.13                                   38,741
     1998                              1.12                             1.18                                   35,696
     1997                              0.98                             1.12                                      100

OneAmerica Asset Director Advisor Class
Band 125
     2010                            $ 1.55                           $ 1.71                                8,725,992
     2009                              1.25                             1.55                                7,470,761
     2008                              1.70                             1.25                                5,115,585
     2007                              1.64                             1.70                                3,412,279
     2006                              1.52                             1.64                                1,815,170
Band 100
     2010                            $ 1.58                           $ 1.74                                   19,462
     2009                              1.26                             1.58                                   12,620
     2008                              1.72                             1.26                                    5,468
Band 50
     2010                            $ 1.63                           $ 1.80                                   743,174
     2009                              1.30                             1.63                                  571,136
     2008                              1.76                             1.30                                  573,237
     2007                              1.69                             1.76                                  605,736
     2006                              1.55                             1.69                                  578,466
Band 0
     2010                            $ 1.69                           $ 1.88                                  452,756
     2009                              1.34                             1.69                                  347,480
     2008                              1.81                             1.34                                  331,408
     2007                              1.72                             1.81                                  248,218
     2006                              1.58                             1.72                                  244,777
     2005                              1.43                             1.58                                  726,297
     2004                              1.42                             1.43                                  238,572
     2003                              1.07                             1.42                                        0


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------


OneAmerica Investment Grade Bond Portfolio Class O
Band 125
     2010                            $ 2.87                           $ 3.04                                7,273,020
     2009                              2.52                             2.87                                6,703,963
     2008                              2.57                             2.52                                7,244,570
     2007                              2.45                             2.57                                7,662,171
     2006                              2.39                             2.45                                9,226,129
     2005                              2.37                             2.39                               12,343,459
     2004                              2.30                             2.37                               12,786,315
     2003                              2.22                             2.30                               13,248,507
     2002                              2.09                             2.22                               14,031,515
     2001                              1.97                             2.09                               10,785,661
     2000                              1.80                             1.97                                7,983,484
Band 0
     2010                            $ 1.00                           $ 1.64                                  264,380

OneAmerica Investment Grade Bond Advisor Class
Band 125
     2010                            $ 1.25                           $ 1.32                                1,745,785
     2009                              1.10                             1.25                                1,479,523
     2008                              1.13                             1.10                                  948,352
     2007                              1.08                             1.13                                  898,512
     2006                              1.05                             1.08                                  729,566
Band 100
     2010                            $ 1.27                           $ 1.34                                   13,890
     2009                              1.11                             1.27                                   12,103
     2008                              1.14                             1.11                                    4,593
     2007                              1.08                             1.14                                    2,216
Band 50
     2010                            $ 1.31                           $ 1.39                                  688,254
     2009                              1.14                             1.31                                  610,307
     2008                              1.16                             1.14                                  535,444
     2007                              1.10                             1.16                                  361,830
     2006                              1.07                             1.10                                  306,017
     2005                              1.05                             1.07                                  444,127
     2004                              1.02                             1.05                                   80,102
     2003                              1.01                             1.02                                        0
Band 0
     2010                            $ 1.00                           $ 1.45                                   19,980

OneAmerica Money Market Portfolio Class O
Band 125
     2010                            $ 1.56                           $ 1.55                               18,565,789
     2009                              1.58                             1.56                               19,256,258
     2008                              1.57                             1.58                               22,252,629
     2007                              1.52                             1.57                               20,300,004
     2006                              1.47                             1.52                               20,083,807
     2005                              1.45                             1.47                               20,497,268
     2004                              1.45                             1.45                               21,247,118
     2003                              1.46                             1.45                               21,895,488
     2002                              1.46                             1.46                               22,600,885
     2001                              1.43                             1.46                               21,163,682

OneAmerica Money Market Advisor Class
Band 125
     2010                            $ 1.05                           $ 1.04                                5,653,476
     2009                              1.07                             1.05                                5,342,158
     2008                              1.06                             1.07                                6,190,060
     2007                              1.03                             1.06                                3,019,859
     2006                              1.00                             1.03                                1,236,446
Band 100
     2010                            $ 1.07                           $ 1.06                                   74,866
     2009                              1.08                             1.07                                   30,791
     2008                              1.07                             1.08                                    7,317
     2007                              1.04                             1.07                                   14,951


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
OneAmerica Money Market Advisor Class
Band 50
     2010                            $ 1.10                           $ 1.10                                  127,368
     2009                              1.11                             1.10                                  110,109
     2008                              1.09                             1.11                                  174,240
     2007                              1.05                             1.09                                  429,722
     2006                              1.01                             1.05                                  427,976
     2005                              0.98                             1.01                                  394,611
     2004                              0.99                             0.98                                        0
     2003                              1.00 (01/01/2003)                0.99                                        0
Band 0
     2010                            $ 1.15                           $ 1.15                                   39,450
     2009                              1.15                             1.15                                   19,597

OneAmerica Socially Responsive Portfolio Class O
Band 125
     2010                            $ 0.84                           $ 0.92                                  431,117
     2009                              0.65                             0.84                                  409,816
     2008                              1.04                             0.65                                  323,432
     2007                              1.02                             1.04                                  934,786
     2006                              1.00 (03/31/2006)                1.02                                  693,119
Band 25
     2010                            $ 0.87                           $ 0.97                                  130,456
     2009                              0.67                             0.87                                  107,985
     2008                              1.00(05/01/2008)                 0.67                                   51,129

OneAmerica Socially Responsive Portfolio Advisor Class
Band 125
     2010                            $ 0.83                           $ 0.91                                  590,109
     2009                              0.64                             0.83                                  461,841
     2008                              1.03                             0.64                                   92,328
     2007                              1.01                             1.03                                   39,600
     2006                              1.00 (03/31/2006)                1.01                                       32
Band 100
     2010                            $ 0.84                           $ 0.92                                    5,867
     2009                              0.65                             0.84                                    4,387
     2008                              1.04                             0.65                                    2,696
     2007                              1.02                             1.04                                    1,260
     2006                              1.00                             1.02                                      555
Band 0
     2010                            $ 0.87                           $ 0.96                                  219,890
     2009                              0.66                             0.87                                  227,967
     2008                              1.06                             0.66                                  233,697

OneAmerica Value Portfolio Class O
Band 125
     2010                            $ 5.02                           $ 5.62                               11,107,774
     2009                              3.90                             5.02                               11,238,797
     2008                              6.26                             3.90                               11,924,811
     2007                              6.12                             6.26                               14,525,291
     2006                              5.46                             6.12                               15,817,104
     2005                              5.03                             5.46                               17,500,653
     2004                              4.43                             5.03                               17,430,617
     2003                              3.29                             4.43                               16,240,130
     2002                              3.58                             3.29                               15,896,163
     2001                              3.25                             3.58                               14,015,800
Band 25
     2010                            $ 5.34                           $ 6.05                                   55,926
     2009                              4.11                             5.34                                   49,043
     2008                              6.53                             4.11                                   29,294
Band 0
     2010                            $ 1.00                           $ 1.75                                  127,854

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
OneAmerica Value Portfolio Class O
Band S
     2009                            $ 23.08                          $ 29.92                                 116,143
     2008                              36.77                            23.08                                 114,523
     2007                              35.69                            36.77                                 129,107
     2006                              31.59                            35.69                                 151,386
     2005                              28.89                            31.59                                 159,807
     2004                              25.21                            28.89                                 177,832
     2003                              18.43                            25.21                                 186,000
     2002                              20.39                            18.43                                 197,000
     2001                              18.55                            20.39                                 242,000
     2000                              16.04                            18.55                                 360,000

OneAmerica Value Advisor Class
Band 125
     2010                            $ 1.58                           $ 1.76                                3,109,364
     2009                              1.23                             1.58                                3,013,295
     2008                              1.98                             1.23                                2,515,843
     2007                              1.94                             1.98                                2,706,754
     2006                              1.76                             1.94                                2,160,811
Band 100
     2010                            $ 1.60                           $ 1.80                                  115,556
     2009                              1.25                             1.60                                    6,232
     2008                              2.00                             1.25                                    3,852
     2007                              1.96                             2.00                                      988
Band 50
     2010                            $ 1.65                           $ 1.86                                  640,094
     2009                              1.28                             1.65                                  436,368
     2008                              2.05                             1.28                                  383,363
     2007                              1.99                             2.05                                  435,165
     2006                              1.77                             1.99                                  445,204
     2005                              1.61                             1.77                                  567,709
     2004                              1.30                             1.61                                      119
     2003                              1.05 (5/01/2003)                 1.30                                        0
Band 0
     2010                            $ 1.72                           $ 1.94                                  150,521
     2009                              1.32                             1.72                                   96,330
     2008                              2.10                             1.32                                   78,347
     2007                              2.04                             2.10                                  355,056
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alger Balanced Portfolio Institutional Class
Band 125
     2010                            $ 0.96                           $ 1.04                                1,687,503
     2009                              0.75                             0.96                                1,706,404
     2008                              1.11                             0.75                                1,653,604
     2007                              1.00                             1.11                                1,798,815
     2006                              0.97                             1.00                                2,711,777
     2005                              0.90                             0.97                                5,309,729
     2004                              0.80                             0.90                                5,608,418
     2003                              0.75                             0.80                                4,846,307
     2002                              0.86                             0.75                                3,565,920
     2001                              0.89                             0.86                                2,331,733


Alger Capital Appreciation Portfolio Institutional Class
Band 125
     2010                            $ 0.71                           $ 0.80                               13,690,430
     2009                              0.48                             0.71                               11,507,029
     2008                              0.88                             0.48                                6,909,800
     2007                              0.67                             0.88                                7,111,480
     2006                              0.57                             0.67                                5,737,983
     2005                              0.50                             0.57                                4,587,833
     2004                              0.47                             0.50                               30,808,431
     2003                              0.35                             0.47                                3,023,797
     2002                              0.54                             0.35                                1,648,485
     2001                              0.65                             0.54                                  855,690


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

Alger Capital Appreciation Institutional  Institutional Class
Band 125
     2010                            $ 1.12                           $ 1.25                                3,000,328
     2009                              0.76                             1.12                                1,080,172
     2008                              1.37                             0.76                                  328,522
     2007                              1.05                             1.37                                  111,363
     2006                              1.00 (10/23/2006)                1.05                                        0

Alger Capital Appreciation Institutional Retirement Class
Band 125
     2010                            $ 1.10                           $ 1.22                                1,543,088
     2009                              0.75                             1.10                                  787,045
     2008                              1.36                             0.75                                  323,390
     2007                              1.05                             1.36                                   53,880
     2006                              1.00 (10/23/2006)                1.05                                        0
Band 0
     2010                            $ 1.00 (10/23/2006)              $ 1.29                                   82,371

Alger Large Cap Growth Portfolio Institutional Class
Band 125
     2010                            $ 2.40                           $ 2.69                               16,475,800
     2009                              1.65                             2.40                               17,860,538
     2008                              3.10                             1.65                               20,659,794
     2007                              2.62                             3.10                               22,234,403
     2006                              2.52                             2.62                               27,277,733
     2005                              2.28                             2.52                               35,493,177
     2004                              2.19                             2.28                               37,865,891
     2003                              1.64                             2.19                               38,799,525
     2002                              2.48                             1.64                               35,535,748
     2001                              2.85                             2.48                               33,303,582
     2000                              3.38                             2.85                               30,678,545

Alger Small-Cap Growth Institutional Fund Institutional Class
Band 125
     2010                            $ 0.90                           $ 1.11                                4,810,958
     2009                              0.63                             0.90                                4,103,211
     2008                              1.18                             0.63                                  994,455
     2007                              1.04                             1.18                                  740,688
     2006                              1.00 (10/23/2006)                1.04                                        0


Alger Small-Cap Growth Institutional Fund Retirement Class
Band 125
     2010                            $ 0.88                           $ 1.09                                  708,498
     2009                              0.63                             0.88                                  546,389
     2008                              1.18                             0.63                                  370,482
     2007                              1.04                             1.18                                   97,979
     2006                              1.00 (10/23/2006)                1.04                                        0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Alliance Bernstein 2010 Strategy Retirement Class
Band 125
     2010                            $ 0.83                           $ 0.92                                  179,161
     2009                              0.65                             0.83                                  164,661
     2008                              0.99                             0.65                                  106,865


Alliance Bernstein 2010 Strategy Advisor Class
Band 125
     2010                            $ 0.84                           $ 0.93                                      370
     2009                              0.66                             0.84                                  326,212
     2008                              0.99                             0.66                                  201,121

Band 25
     2010                            $ 0.86                           $ 0.96                                3,536,820
     2009                              0.66                             0.86                                3,902,220
     2008                              0.99                             0.66                                4,481,338


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

Alliance Bernstein 2015 Strategy Retirement Class
Band 125
     2010                            $ 0.81                           $ 0.89                                  837,546
     2009                              0.63                             0.81                                  876,249
     2008                              0.99                             0.63                                  356,674


Alliance Bernstein 2015 Strategy Advisor Class
Band 125
     2010                            $ 0.82                           $ 0.91                                   3,412
     2009                              0.63                             0.82                                  997,148
     2008                              0.99                             0.63                                  749,527

Band 25
     2010                            $ 0.83                           $ 0.94                                8,668,568
     2009                              0.64                             0.83                                8,404,672
     2008                              0.99                             0.64                                7,706,078


Alliance Bernstein 2020 Strategy Retirement Class
Band 125
     2010                            $ 0.78                           $ 0.87                                1,201,077
     2009                              0.60                             0.78                                  940,323
     2008                              0.99                             0.60                                  163,638


Alliance Bernstein 2020 Strategy Advisor Class
Band 125
     2010                            $ 0.79                           $ 0.88                                    9,708
     2009                              0.60                             0.79                                  566,285
     2008                              0.99                             0.60                                  302,933

Band 25
     2010                            $ 0.81                           $ 0.91                                7,412,143
     2009                              0.61                             0.81                                6,886,357
     2008                              0.99                             0.61                                6,857,237


Alliance Bernstein 2025 Strategy Retirement Class
Band 125
     2010                            $ 0.76                           $ 0.85                                1,223,331
     2009                              0.58                             0.76                                  731,242
     2008                              0.98                             0.58                                   84,088


Alliance Bernstein 2025 Strategy Advisor Class
Band 125
     2010                            $ 0.77                           $ 0.86                                   43,323
     2009                              0.58                             0.77                                1,197,849
     2008                              0.98                             0.58                                1,284,111

Band 25
     2010                            $ 0.78                           $ 0.89                                5,629,327
     2009                              0.59                             0.78                                5,094,033
     2008                              0.99                             0.59                                4,361,578


Alliance Bernstein 2030 Strategy Retirement Class
Band 125
     2010                            $ 0.75                           $ 0.83                                  787,491
     2009                              0.57                             0.75                                  730,207
     2008                              0.98                             0.57                                  294,006


Alliance Bernstein 2030 Strategy Advisor Class
Band 125
     2010                            $ 0.76                           $ 0.85                                   11,571
     2009                              0.58                             0.76                                1,066,230
     2008                              0.98                             0.58                                1,151,140

Band 25
     2010                            $ 0.77                           $ 0.87                                3,961,910
     2009                              0.58                             0.77                                3,389,582
     2008                              0.99                             0.58                                3,052,004


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

Alliance Bernstein 2035 Strategy Retirement Class
Band 125
     2010                            $ 0.73                           $ 0.82                                  600,299
     2009                              0.57                             0.73                                  373,507
     2008                              0.98                             0.57                                   49,544


Alliance Bernstein 2035 Strategy Advisor Class
Band 125
     2010                            $ 0.74                           $ 0.83                                   28,316
     2009                              0.57                             0.74                                  253,369
     2008                              0.98                             0.57                                   96,468

Band 25
     2010                            $ 0.76                           $ 0.85                                2,686,912
     2009                              0.58                             0.76                                2,304,853
     2008                              0.98                             0.58                                1,953,772


Alliance Bernstein 2040 Strategy Retirement Class
Band 125
     2010                            $ 0.74                           $ 0.82                                  724,358
     2009                              0.57                             0.74                                  586,412
     2008                              0.98                             0.57                                  128,919


Alliance Bernstein 2040 Strategy Advisor Class
Band 125
     2010                            $ 0.74                           $ 0.83                                   19,355
     2009                              0.57                             0.74                                  582,464
     2008                              0.98                             0.57                                  531,200

Band 25
     2010                            $ 0.76                           $ 0.86                                1,712,869
     2009                              0.58                             0.76                                1,467,728
     2008                              0.99                             0.58                                1,266,007


Alliance Bernstein 2045 Strategy Retirement Class
Band 125
     2010                            $ 0.73                           $ 0.81                                  172,202
     2009                              0.57                             0.73                                   92,768
     2008                              0.98                             0.57                                   17,269


Alliance Bernstein 2045 Strategy Advisor Class
Band 125
     2010                            $ 0.74                           $ 0.82                                   43,271
     2009                              0.57                             0.74                                  137,842
     2008                              0.98                             0.57                                   60,509

Band 25
     2010                           $ 0.76                           $ 0.85                                1,232,310
     2009                             0.58                             0.76                                1,009,316
     2008                              0.99                             0.58                                  761,455


Alliance Bernstein 2050 Strategy Retirement Class
Band 125
     2010                            $ 0.75                           $ 0.84                                  103,428
     2009                              0.57                             0.75                                   55,040
     2008                              0.98                             0.57                                    5,406


Alliance Bernstein 2050 Strategy Advisor Class
Band 125
     2010                            $ 0.76                           $ 0.85                                    8,062
     2009                              0.58                             0.76                                    9,457
     2008                              0.99                             0.58                                    5,011

Band 25
     2010                            $ 0.78                           $ 0.88                                  555,904
     2009                              0.58                             0.78                                  325,664
     2008                              0.99                             0.58                                  149,754

30

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

Alliance Bernstein 2055 Strategy Retirement Class
Band 125
     2010                            $ 0.74                           $ 0.82                                   54,340
     2009                              0.57                             0.74                                   44,862
     2008                              0.98                             0.57                                   15,430


Alliance Bernstein 2055 Strategy Advisor Class
Band 125
     2010                            $ 0.75                           $ 0.84                                    7,968
     2009                              0.58                             0.75                                    6,932
     2008                              0.99                             0.58                                    6,867

Band 25
     2010                            $ 0.77                           $ 0.86                                   45,988
     2009                              0.58                             0.77                                   20,560
     2008                              0.99                             0.58                                   41,700


Alliance Bernstein Core Opportunities Fund
Band 125
     2010                            $ 1.00 (5/20/05)                 $ 1.04                                   47,749

Band 0
     2010                            $ 1.00 (5/25/05)                 $ 1.12                                    1,145


Alliance Bernstein Focused Growth & Income Fund Retirement Class
Band 125
     2009                              0.75                             0.91                                   37,645
     2008                              1.24                             0.75                                   42,640
     2007                              1.15                             1.24                                   30,906
     2006                              1.10 (01/01/2006)                1.15                                        0


Alliance Bernstein Global Value Retirement Class
Band 125
     2010                            $ 0.88                           $ 0.94                                  116,982
     2009                              0.67                             0.88                                  446,199
     2008                              1.43                             0.67                                  966,469
     2007                              1.43                             1.43                                1,133,543
     2006                              1.15                             1.43                                  572,341
     2005                              1.00  (5/20/2005)                1.15                                  324,509


Alliance Bernstein International Growth Fund Retirement Class
Band 125
     2010                            $ 1.17                           $ 1.29                                  392,417
     2009                              0.85                             1.17                                1,382,120
     2008                              1.70                             0.85                                4,169,313
     2007                              1.47                             1.70                                3,870,393
     2006                              1.23 (01/01/2006)                1.47                                3,358,366
Band 50
     2010                            $ 1.21                           $ 1.35                                  474,332
     2009                              0.87                             1.21                                  459,866
     2008                              1.73                             0.87                                  459,865
     2007                              1.49                             1.73                                  462,201
     2006                              1.23                             1.49                                  413,626


Alliance Bernstein International Value Retirement Class
Band 125
     2010                            $ 0.98                           $ 1.00                                  651,547
     2009                              0.74                             0.98                                  650,608
     2008                              1.62                             0.74                                  640,620
     2007                              1.56                             1.62                                  369,413
     2005                              1.00 (2/20/2005)                 1.18                                    1,819


Alliance Bernstein Small/Mid-Cap Growth Fund Retirement Class
Band 125
     2010                            $ 0.93                           $ 1.28                                  240,108
     2009                              0.65                             0.93                                  160,545
     2008                              1.27                             0.65                                  130,097
     2007                              1.15                             1.27                                  136,327
     2006                              1.17 (01/01/2006)                1.15                                  157,883


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Alliance Bernstein Small/Mid-Cap Growth Fund Retirement Class
Band 100
     2010                            $ 0.95                           $ 1.30                                   41,612
     2009                              0.65                             0.95                                   67,708
     2008                              1.28                             0.65                                   33,380
     2007                              1.16                             1.28                                   38,825
     2006                              1.17                             1.16                                   82,298

Band 50
     2010                            $ 0.97                           $ 1.33                                  129,801
     2009                              0.66                             0.97                                  153,819
     2008                              1.30                             0.66                                  138,626
     2007                              1.17                             1.30                                  191,769
     2006                              1.17                             1.17                                  171,240


Alliance Bernstein Small-Cap Growth Fund Retirement Class
Band 125
     2010                            $ 1.07                           $ 1.45                                  507,443
     2009                              0.77                             1.07                                  445,190
     2008                              1.41                             0.77                                  259,548
     2007                              1.26                             1.41                                   48,659
     2006                              1.17 (01/01/2006)                1.26                                   30,253

Band 0
     2010                            $ 1.14                           $ 1.56                                   10,510
     2007                              1.28                             1.46                                      436


Alliance Bernstein Small/Mid-Cap Value Fund Retirement Class
Band 125
     2010                            $ 1.11                           $ 1.38                                  432,363
     2009                              0.79                             1.11                                  303,697
     2008                              1.23                             0.79                                  253,088
     2007                              1.22                             1.23                                  237,462
     2006                              1.10 (01/01/2006)                1.22                                   48,877
Band 50
     2010                            $ 1.00 (01/01/2006)              $ 1.44                                   35,636


Alliance Bernstein Value Fund Retirement Class
Band 125
     2010                            $ 0.79                           $ 0.87                                   62,565
     2009                              0.68                             0.79                                   60,625
     2008                              1.18                             0.68                                   65,853
     2007                              1.26                             1.18                                   76,674
     2006                              1.05                             1.26                                   42,211
Band 100
     2010                            $ 0.80                           $ 0.88                                   61,588
     2009                              0.68                             0.80                                   53,550
     2008                              1.19                             0.68                                   34,458
     2007                              1.26                             1.19                                   54,559
     2006                              1.05                             1.26                                   43,841
     2005                              1.00 (5/20/2005)                 1.05                                    3,197


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------


Allianz NFJ Dividend Value Class Administrative
Band 125
     2010                            $ 0.75                           $ 0.84                                1,280,768
     2009                              0.68                             0.75                                2,169,630
     2008                              1.07                             0.68                                1,824,008
     2007                              1.04                             1.07                                  333,048
     2006                              1.00 (10/23/2006)                1.04                                        0


Allianz NFJ Dividend Value Retirement Class
Band 125
     2010                            $ 0.75                           $ 0.83                                5,108,611
     2009                              0.67                             0.75                                4,345,901
     2008                              1.07                             0.67                                2,831,084
     2007                              1.04                             1.07                                  723,187
     2006                              1.00 (10/23/2006)                1.04                                        0
Band 100
     2010                            $ 0.75                           $ 0.84                                    4,286
     2009                              0.67                           $ 0.75                                    4,230
     2008                              1.07                             0.67                                    4,142


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Allianz NFJ Dividend Value Retirement ClassBand 0
     2010                            $ 0.78                           $ 0.88                                  199,267
     2009                              0.69                             0.78                                  256,696
     2008                              1.08                             0.69                                   23,373


Allianz NFJ Renaissance Fund  Class Administrative
Band 125
     2010                            $ 1.09                           $ 1.30                                  557,619
     2009                              0.83                             1.09                                  537,575
     2008                              1.40                             0.83                                  563,395
     2007                              1.34                             1.40                                  794,046
     2006                              1.21                             1.34                                3,997,693
     2005                              1.27                             1.21                                3,997,575
     2004                              1.11                             1.27                                3,862,488
     2003                              0.71                             1.11                                  307,847
     2002                              1.00                             0.71                                   92,285


Allianz NFJ Renaissance Fund Retirement Class
Band 125
     2010                            $ 1.12                           $ 1.33                                   88,842
     2009                              0.85                             1.12                                   34,461
     2008                              1.44                             0.85                                   38,676
     2007                              1.38                             1.44                                    4,845

Allianz NFJ Small-Cap Value Class Administrative
Band 125
     2010                            $ 0.86                           $ 1.06                               16,072,562
     2009                              0.70                             0.86                               13,752,191
     2008                              0.96                             0.70                                9,941,000
     2007                              1.00 (05/24/2007)                0.96                               10,075,000

Allianz NFJ Small-Cap Value Fund Retail Class
Band 125
     2010                            $ 1.58                           $ 1.94                                3,965,270
     2009                              1.29                             1.58                                3,197,438
     2008                              1.79                             1.29                                1,975,224
     2007                              1.71                             1.79                                1,203,635
     2006                              1.49                             1.71                                5,980,643
Band 100
     2010                            $ 1.61                           $ 1.98                                   39,742
     2009                              1.31                             1.61                                   42,407
     2008                              1.81                             1.31                                   26,305
     2007                              1.72                             1.81                                   36,025
     2006                              1.65                             1.72                                   49,401
Band 50
     2010                            $ 1.66                           $ 2.05                                   61,344
     2009                              1.35                             1.66                                    2,167
     2008                              1.84                             1.35                                        0
     2007                              1.75                             1.84                                        0
     2006                              1.49                             1.75                                        0
     2005                              1.35                             1.49                                        0
Band 0
     2010                            $ 1.71                           $ 2.13                                  502,235
     2009                              1.38                             1.71                                  406,525
     2008                              1.88                             1.38                                  275,153
     2007                              1.78                             1.88                                  206,346
     2006                              1.70                             1.78                                  114,002

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
American Century Diversified Bond Class A
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.02                                    5,914

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Century Emerging Markets Class A
Band 125
     2010                            $ 1.07                           $ 1.24                                  151,410
     2009                              0.64                             1.07                                  164,361
     2008                              1.61                             0.64                                  153,957
     2007                              1.14                             1.61                                   17,960
     2006                              1.00 (10/23/2006)                1.14                                        0

American Century Emerging Markets Investor Class
Band 125
     2010                            $ 1.07                           $ 1.25                                  264,393
     2009                              0.64                             1.07                                  236,983
     2008                              1.62                             0.64                                  192,102
     2007                              1.14                             1.62                                  115,119
     2006                              1.00 (10/23/2006)                1.14                                        0


American Century Equity Growth Class A
Band 125
     2010                            $ 1.06                           $ 1.20                                  998,026
     2009                              1.00 (05/01/09)                  1.06                                  894,480
     2008                              1.39                             0.90                                  747,704
American Century Equity Income  Class A
Band 125
     2010                            $ 1.42                           $ 1.59                                3,861,058
     2009                              1.29                             1.42                                2,802,229
     2008                              1.63                             1.29                                  972,858
     2007                              1.63                             1.63                                  663,523
     2006                              1.39                             1.63                                  578,200
     2005                              1.37                             1.39                                  392,670
     2004                              1.24                             1.37                                       91
     2003                              1.03 (05/01/03)                  1.24                                        0
Band 50
     2010                            $ 1.00 (05/01/03)                $ 1.68                                   35,871
Band 100
     2010                            $ 1.45                           $ 1.62                                   33,410
     2009                              1.31                             1.45                                   29,989
     2008                              1.65                             1.31                                   26,671
Band 0
     2010                            $ 1.55                           $ 1.75                                  133,996
     2009                              1.38                             1.55                                   46,405
     2008                              1.73                             1.38                                   85,200

American Century Equity Income Investor Class
Band 125
     2010                            $ 1.51                           $ 1.69                                3,533,917
     2009                              1.36                             1.51                                2,744,993
     2008                              1.72                             1.36                                2,006,050
     2007                              1.71                             1.72                                2,005,699
     2006                              1.45                             1.71                                2,179,594
     2005                              1.44                             1.45                                2,170,834
     2004                              1.29                             1.44                                1,825,291
     2003                              1.05                             1.29                                1,098,415
     2002                              1.12                             1.05                                  460,245
     2001                              1.05                             1.12                                   10,717
Band 0
     2010                            $ 1.68                           $ 1.91                                1,885,419
     2009                              1.50                             1.68                                        0
     2008                              1.87                             1.50                                    4,146

American Century Growth  Class A
Band 125
     2010                            $ 1.22                           $ 1.41                                  606,608
     2009                              0.90                             1.22                                  500,475
     2008                              1.39                             0.90                                  747,740
     2007                              1.37                             1.39                                  738,860
     2006                              1.22                             1.37                                  460,932
     2005                              1.15                             1.22                                  302,561
     2004                              1.00 (05/17/2004)                1.15                                   48,039


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
American Century Growth  Class A
Band 0
     2010                            $ 1.32                           $ 1.55                                   14,472

American Century Ginnie Mae  Class A
Band 125
     2010                             $ 1.23                          $ 1.29                                  971,516
     2009                               1.18                            1.23                                  901,832
     2008                               1.12                            1.18                                  561,933
     2007                               1.07                            1.12                                  419,553
     2006                               1.04                            1.07                                  350,185
     2005                               1.03                            1.04                                  177,276
     2004                               1.01                            1.03                                  162,057
     2003                               1.01 (10/01/03)                 1.01                                        0

American Century Heritage Class A
Band 125
     2010                            $ 1.87                           $ 2.42                                5,699,687
     2009                              1.39                             1.87                                4,444,448
     2008                              2.61                             1.39                                2,943,496
     2007                              1.82                             2.61                                1,926,364
     2006                              1.61 (01/01/2006)                1.82                                  920,417

Band 50
     2010                            $ 1.96                           $ 2.55                                  174,847
     2009                              1.44                             1.96                                  123,771
     2008                              2.70                             1.44                                  105,549
     2007                              1.86                             2.70                                   61,100
     2006                              1.64                             1.86                                   54,002

Band 0
     2010                            $ 2.04                           $ 2.67                                  655,065
     2009                              1.49                             2.04                                  558,045
     2008                              2.78                             1.49                                  337,679
     2007                              1.91                             2.78                                  267,929
     2006                              1.67                             1.91                                  169,183

American Century Income & Growth Investor Class
Band 125
     2010                            $ 0.95                           $ 1.07                                  164,703
     2009                              0.81                             0.95                                  180,086
     2008                              1.23                             0.81                                  204,711
     2007                              1.28                             1.23                                  258,269
     2006                              1.11                             1.28                                  260,294
     2005                              1.07                             1.11                                  256,142
     2004                              0.96                             1.07                                  257,431
     2003                              0.75                             0.96                                  108,792
     2002                              0.94                             0.75                                   71,607
     2001                              1.02                             0.94                                    1,385

American Century Inflation-Adjusted Bond  Class A
Band 125
     2010                            $ 1.23                           $ 1.28                                8,637,587
     2009                              1.13                             1.23                                5,338,600
     2008                              1.16                             1.13                                4,343,960
     2007                              1.06                             1.16                                2,220,551
     2006                              1.07                             1.06                                1,942,467
Band 100
     2010                            $ 1.25                           $ 1.30                                   71,810
     2009                              1.14                             1.25                                   62,406
     2008                              1.17                             1.14                                  199,768
     2007                              1.07                             1.17                                   69,409
     2006                              1.08                             1.07                                   56,764
Band 0
     2010                            $ 1.32                           $ 1.39                                  389,191
     2009                              1.19                             1.32                                  294,106
     2008                              1.21                             1.19                                  146,929
     2007                              1.09                             1.21                                   27,558
     2006                              1.07                             1.09                                    2,174
     2005                              1.06                             1.07                                  896,882
     2004                              1.00 (05/17/2004)                1.06                                  271,957

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Century International Bond Class A
Band 125
     2010                            $ 1.00 (12/17/2008)              $ 1.00                                      787

American Century International Bond Investor Class
Band 125
     2010                            $ 1.00 (12/17/2008)              $ 1.01                                        9

American Century International Discovery Investor Class
Band 125
     2010                            $ 0.60                           $ 0.72                                    1,785
     2009                              0.45                             0.60                                    1,144
     2008                              0.96                             0.45                                      333

American Century International Discovery  Class A
Band 125
     2010                            $ 0.60                           $ 0.71                                  241,002
     2009                              0.45                             0.60                                  183,596
     2008                              0.96                             0.45                                  101,975

American Century International Growth Class A
Band 125
     2010                            $ 1.69                           $ 1.90                                  165,357
     2009                              1.28                             1.69                                  142,053
     2008                              2.38                             1.28                                   82,938
     2007                              2.06                             2.38                                  141,843
     2006                              1.73 (01/01/2006)                2.06                                   46,347

American Century International Growth Investor Class
Band 125
     2010                             $ 2.16                          $ 2.42                                  840,927
     2009                               1.63                            2.16                                  682,917
     2008                               3.01                            1.63                                  589,391
     2007                               2.60                            3.01                                  555,930
     2006                               2.11                            2.60                                  490,071
     2005                               1.88                            2.11                                  481,271
     2004                               1.65                            1.88                                  393,336
     2003                               1.34                            1.65                                  436,240
     2002                               1.68                            1.34                                  130,388
     2001                               2.02                            1.68                                      120

American Century Large Company Value Class A
Band 125
     2010                            $ 1.25                           $ 1.37                                1,188,853
     2009                              1.05                             1.25                                1,235,965
     2008                              1.70                             1.05                                1,365,605
     2007                              1.75                             1.70                                1,337,667
     2006                              1.51                             1.75                                1,045,173
Band 0
     2010                            $ 1.37                           $ 1.52                                  419,858
     2009                              1.14                             1.37                                  366,693
     2008                              1.82                             1.14                                  274,192
     2007                              1.85                             1.82                                  223,327
     2006                              1.48                             1.85                                  181,604
     2005                              1.45                             1.48                                  510,254
     2004                              1.28                             1.45                                  113,289
     2003                              1.03 (05/01/2003)                1.28                                        0

American Century Livestrong  2015  Class A
Band 125
     2010                            $ 1.17                           $ 1.28                                4,777,583
     2009                              1.00 (05/01/2009)                1.17                                1,637,655
Band 0
     2010                            $ 1.18                           $ 1.30                                   98,763
     2009                              1.00 (05/01/2009)                1.18                                   14,003


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
American Century Livestrong 2015 Investor Class
Band 125
     2010                            $ 1.17                           $ 1.28                                3,223,481
     2009                              1.00 (05/01/2009)                1.17                                   57,504
Band 0
     2010                            $ 1.18                           $ 1.31                                  456,364
     2009                              1.00 (05/01/2009)                1.18                                        0

American  Century Livestrong 2020  Class A
Band 125
     2010                            $ 1.18                           $ 1.30                                3,624,796
     2009                              1.00 (05/01/2009)                1.18                                1,640,323
Band 0
     2010                            $ 1.19                           $ 1.33                                  706,836
     2009                              1.00 (05/01/2009)                1.19                                        0

American Century Livestrong 2020 Investor Class
Band 125
     2010                            $ 1.18                           $ 1.31                                 3,499,128
     2009                              1.00 (05/01/2009)                1.18                                         0
Band 0
     2010                            $ 1.19                           $ 1.33                                   414,566
     2009                              1.00 (05/01/2009)                1.19                                         0

American Century Livestrong 2025  Class A
Band 125
     2010                            $ 1.20                           $ 1.33                                3,897,760
     2009                              1.00 (05/01/2009)                1.20                                1,218,992
Band 0
     2010                            $ 1.00 (05/01/2009)              $ 1.36                                  416,007

American Century Livestrong 2025 Investor Class
Band 125
     2010                            $ 1.20                           $ 1.33                                3,517,307
     2009                              1.00 (05/01/2009)                1.20                                   31,934
Band 0
     2010                            $ 1.21                           $ 1.36                                  534,233
     2009                              1.00 (05/01/2009)                1.21                                        0


American Century Livestrong 2030  Class A
Band 125
     2010                            $ 1.21                           $ 1.35                                3,505,132
     2009                              1.00 (05/01/2009)                1.21                                1,108,217
Band 0
     2010                            $ 1.22                           $ 1.36                                  534,233
     2009                              1.00 (05/01/2009)                1.22                                        0

American Century Livestrong 2030 Investor Class
Band 125
     2010                            $ 1.22                           $ 1.36                                2,261,026
     2009                              1.00 (05/01/2009)                1.22                                        0

Band 0
     2010                            $ 1.23                           $ 1.39                                  390,699
     2009                              1.00 (05/01/2009)                1.23                                        0

American Century Livestrong 2035  Class A
Band 125
     2010                            $ 1.23                           $ 1.38                                3,149,445
     2009                              1.00 (05/01/2009)                1.23                                1,125,320
Band 50
     2010                            $ 1.24                           $ 1.40                                      793
     2009                              1.00 (05/01/2009)                1.24                                        0
Band 0
     2010                            $ 1.24                           $ 1.41                                  131,553
     2009                              1.00 (05/01/2009)                1.24                                        0

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Century Livestrong 2035 Investor Class
Band 125
     2010                            $ 1.23                           $ 1.39                                1,713,746
     2009                              1.00 (05/01/2009)                1.23                                    3,892
Band 0
     2010                            $ 1.24                           $ 1.42                                  314,942
     2009                              1.00 (05/01/2009)                1.24                                        0

American Century Livestrong 2040  Class A
Band 125
     2010                            $ 1.25                           $ 1.41                                2,352,543
     2009                              1.00 (05/01/2009)                1.25                                  559,321
Band 0
     2010                            $ 1.26                           $ 1.44                                  281,155
     2009                              1.00 (05/01/2009)                1.26                                        0

American Century Livestrong 2040 Investor Class
Band 125
     2010                            $ 1.25                           $ 1.42                                1,559,523
     2009                              1.00 (05/01/2009)                1.25                                        0
Band 0
     2010                            $ 1.26                           $ 1.45                                  272,970
     2009                              1.00 (05/01/2009)                1.26                                        0

American Century  Livestrong 2045  Class A
Band 125
     2010                            $ 1.25                           $ 1.42                                1,164,565
     2009                              1.00 (05/01/2009)                1.25                                  355,157
Band 0
     2010                            $ 1.26                           $ 1.45                                  127,298
     2009                              1.00 (05/01/2009)                1.26                                        0


American Century Livestrong 2045 Investor Class
Band 125
     2010                            $ 1.26                          $ 1.43                                  823,793
     2009                              1.00 (05/01/2009)               1.26                                    9,971


American Century Livestrong 2050  Class A
Band 125
     2010                            $ 1.26                           $ 1.43                                  680,614
     2009                              1.00 (05/01/2009)                1.26                                  257,861
Band 0
     2010                            $ 1.27                           $ 1.46                                  127,298
     2009                              1.00 (05/01/2009)                1.27                                        0

American Century Livestrong 2050 Investor Class
Band 125
     2010                            $ 1.26                           $ 1.44                                   629,545
     2009                              1.00 (05/01/2009)                1.26                                         0
Band 0
     2010                            $ 1.27                           $ 1.47                                   127,230
     2009                              1.00 (05/01/2009)                1.27                                         0


American Century Livestrong Income  Class A
Band 125
     2010                            $ 1.15                           $ 1.25                                  386,601
     2009                              1.00 (05/01/2009)                1.15                                   35,426


American Century Livestrong Income Investor Class
Band 125
     2010                            $ 1.15                           $ 1.25                                  394,579


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
American Century Livestrong Income Investor Class
Band 125
     2009                              1.00 (05/01/2009)                1.15                                        0
Band 0
     2010                            $ 1.16                           $ 1.28                                    3,832
     2009                              1.00 (05/01/2009)                1.16                                        0


American Century Mid-Cap Value  Class A
Band 125
     2010                            $ 1.32                           $ 1.55                                   77,429
     2009                              1.03                             1.32                                   59,773
     2008                              1.00 (12/12/2008)                1.03                                        0
Band 0
     2010                            $ 1.34                           $ 1.59                                    6,327
     2009                              1.03                             1.34                                        0
     2008                              1.00 (12/12/2008)                1.03                                        0


American Century Mid-Cap Value Investor Class
Band 125
     2010                            $ 1.32                           $ 1.56                                  615,122
     2009                              1.03                             1.32                                  108,435
     2008                              1.00 (12/12/2008)                1.03                                        0

American Century Real Estate Class A
Band 125
     2010                            $ 1.45                           $ 1.84                                1,061,530
     2009                              1.16                             1.45                                  860,977
     2008                              2.08                             1.16                                  644,022
     2007                              2.51                             2.08                                  514,912
     2006                              1.89                             2.51                                  847,313
Band 0
     2010                            $ 1.59                           $ 2.04                                  289,416
     2009                              1.25                             1.59                                  280,215
     2008                              2.22                             1.25                                  216,210
     2007                              2.64                             2.22                                  142,257
     2006                              1.89                             2.64                                   87,376
     2005                              1.65                             1.89                                  191,151
     2004                              1.29                             1.65                                   50,800
     2003                              1.01 (05/01/2003)                1.29                                        0

American Century Select  Class A
Band 125
     2010                            $ 0.99                           $ 1.12                                   96,328
     2009                              0.74                             0.99                                   93,810
     2008                              1.25                             0.74                                   71,559
     2007                              1.06                             1.25                                   89,918
     2006                              1.09 (01/01/2006)                1.06                                   46,347

American Century Real Estate Investor Class
Band 125
     2010                            $ 0.60                           $ 0.76                                1,217,601
     2009                              0.48                             0.60                                1,143,716
     2008                              0.85                             0.48                                1,660,372
     2007                              1.00 (5/24/2007)                 0.85                                1,106,259


American Century Select Investor Class
Band 125
     2010                            $ 1.94                           $ 2.19                                   15,330
     2009                              1.46                             1.94                                   15,022
     2008                              2.44                             1.46                                   13,636
     2007                              2.03                             2.44                                    1,279
     2006                              2.10                             2.03                                    2,919
     2005                              2.10                             2.10                                   20,250
     2004                              1.99                             2.10                                   14,757
     2003                              1.61                             1.99                                  107,703
     2002                              2.11                             1.61                                   91,651
     2001                              2.41                             2.11                                        0


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
American Century Small Cap Growth Class A
Band 125
     2010                            $ 1.16                           $ 1.49                                  718,176
     2009                              0.94                             1.16                                  475,028
     2008                              1.65                             0.94                                  463,450
     2007                              1.35                             1.65                                  219,861
     2006                              1.21                             1.35                                  126,392
     2005                              1.17                             1.21                                   51,638
     2004                              1.00 (05/17/2004)                1.17                                   37,424
Band 100
     2010                            $ 1.18                           $ 1.51                                    1,200
     2009                              0.95                             1.18                                      914
     2008                              1.67                             0.95                                      579


American Century Small-Cap Value Class A
Band 125
     2010                            $ 1.89                           $ 2.30                                  251,731
     2009                              1.38                             1.89                                  138,759
     2008                              1.93                             1.38                                   90,831
     2007                              2.02                             1.93                                   74,618
     2006                              1.77                             2.02                                  189,914
     2005                              1.66                             1.77                                  131,828
     2004                              1.52                             1.66                                   78,721
     2003                              1.01 (05/01/2003)                1.52                                        0
Band 50
     2010                            $ 1.01 (05/01/2003)              $ 2.43                                    7,942
Band 0
     2010                            $ 1.01 (05/01/2003)              $ 2.54                                    7,968

American Century Small-Cap Value Fund Investor Class
Band 125
     2010                            $ 2.01                           $ 2.46                                4,498,490
     2009                              1.47                             2.01                                3,896,716
     2008                              2.05                             1.47                                3,748,913
     2007                              2.13                             2.05                                3,912,022
     2006                              1.87                             2.13                                4,345,605
     2005                              1.75                             1.87                                3,772,575
     2004                              1.45                             1.75                                3,009,325
     2003                              1.08                             1.45                                1,341,148
     2002                              1.23                             1.08                                  515,244
     2001                              1.08                             1.23                                   16,826
Band 0
     2010                            $ 1.00 (05/01/2001)              $ 2.78                                  154,247

American Century Small Company Stock Class A
Band 125
     2010                            $ 1.43                           $ 1.79                                   63,724
     2009                              1.20                             1.43                                   65,186
     2008                              1.97                             1.20                                   53,554
     2007                              2.13                             1.97                                   45,071
     2006                              2.06 (01/01/2006)                2.13                                   70,878

American Century Strategic Allocation Aggressive Class A
Band 125
     2010                            $ 1.52                           $ 1.72                                4,523,161
     2009                              1.22                             1.52                                4,074,877
     2008                              1.87                             1.22                                2,469,327
     2007                              1.65                             1.87                                1,169,269
     2006                              1.47                             1.65                                1,018,890
     2005                              1.39                             1.47                                  509,829
     2004                              1.26                             1.39                                  259,047
     2003                              1.03 (05/01/2003)                1.26                                        0
Band 50
     2010                              1.03 (05/01/2003)              $ 1.82                                   23,810
Band 100
     2010                            $ 1.54                           $ 1.75                                  129,782
     2009                              1.24                             1.54                                   91,796
     2008                              1.89                             1.24                                   50,609
     2007                              1.67                             1.89                                   15,854


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
American Century Strategic Allocation Aggressive Class A
Band 0
     2010                            $ 1.03 (05/01/2003)              $ 1.90                                  278,790

American Century Strategic Allocation Aggressive Investor Class
Band 125
     2010                            $ 1.33                           $ 1.51                               19,557,891
     2009                              1.07                             1.33                               17,387,419
     2008                              1.64                             1.07                               14,029,956
     2007                              1.45                             1.64                                9,397,001
     2006                              1.28                             1.45                                5,128,840
Band 0
     2010                            $ 1.00 (05/31/2002)              $ 1.69                                  422,965

American Century Strategic Allocation Conservative Class A
Band 125
     2010                            $ 1.31                           $ 1.42                                2,390,868
     2009                              1.16                             1.31                                1,973,305
     2008                              1.40                             1.16                                1,940,616
     2007                              1.32                             1.40                                1,038,630
     2006                              1.23                             1.32                                  509,830
     2005                              1.20                             1.23                                  197,157
     2004                              1.13                             1.20                                   71,118
     2003                              1.02 (05/01/2003)                1.13                                        0
Band 100
     2010                            $ 1.33                           $ 1.44                                   46,967
     2009                              1.18                             1.33                                   36,091
     2008                              1.41                             1.18                                      814
     2007                              1.33                             1.41                                      195
Band 0
     2010                            $ 1.02 (05/01/2003)              $ 1.55                                   69,102

American Century Strategic Allocation Conservative Investor Class
Band 125
     2010                            $ 1.26                           $ 1.36                                5,064,756
     2009                              1.11                             1.26                                4,838,273
     2008                              1.33                             1.11                                3,844,730
     2007                              1.26                             1.33                                2,278,412
     2006                              1.18 (01/01/2006)                1.26                                2,033,865
Band 0
     2010                            $ 1.18 (01/01/2006)              $ 1.51                                  710,756

American Century Strategic Allocation Moderate Class A
Band 125
     2010                            $ 1.44                           $ 1.60                               10,739,208
     2009                              1.21                             1.44                                8,769,582
     2008                              1.66                             1.21                                6,417,840
     2007                              1.52                             1.66                                2,393,701
     2006                              1.39                             1.52                                2,215,858
Band 100
     2010                            $ 1.47                           $ 1.63                                  426,668
     2009                              1.23                             1.47                                4,563,198
     2008                              1.67                             1.23                                4,113,686
     2007                              1.53                             1.67                                2,568,262
     2006                              1.37                             1.53                                  918,644
     2005                              1.31                             1.37                                1,347,923
     2004                              1.21                             1.31                                  586,339
     2003                              1.03 (05/01/2003)                1.21                                        0
Band 50
                                     $ 1.03 (05/01/2003)              $ 1.69                                   11,866
Band 0
                                     $ 1.03 (05/01/2003)              $ 1.77                                  195,762

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Century Strategic Allocation Moderate Investor Class
Band 125
     2010                            $ 1.32                           $ 1.47                               35,016,804
     2009                              1.11                             1.32                               33,699,497
     2008                              1.51                             1.11                               28,417,955
     2007                              1.38                             1.51                               16,260,633
     2006                              1.26 (01/01/2006)                1.38                                6,700,797
Band 0
     2010                            $ 1.26 (01/01/2006)              $ 1.64                                3,568,225

American Century Ultra Investor Class
Band 125
     2010                            $ 2.06                           $ 2.37                                  101,485
     2009                              1.54                             2.06                                  101,218
     2008                              2.68                             1.54                                  134,718
     2007                              2.23                             2.68                                   71,351
     2006                              2.33                             2.23                                  288,671
     2005                              2.31                             2.33                                  309,375
     2004                              2.11                             2.31                                  286,247
     2003                              1.70                             2.11                                  400,189
     2002                              2.24                             1.70                                  316,787
     2001                              2.43                             2.24                                      114

American Century Ultra Class A
Band 125
     2010                            $ 1.16                           $ 1.33                                  352,431
     2009                              0.87                             1.16                                  343,801
     2008                              1.51                             0.87                                  301,051
     2007                              1.26                             1.51                                  295,358
     2006                              1.32                             1.26                                  392,425
     2005                              1.32                             1.32                                  394,020
     2004                              1.21                             1.32                                   39,386
     2003                              1.02 (05/01/03)                  1.21                                        0

American Century Vista Class A
Band 125
     2010                            $ 1.07                           $ 1.31                                  690,815
     2009                              0.90                             1.07                                  664,856
     2008                              1.77                             0.90                                  594,598
     2007                              1.30                             1.77                                  363,477
     2006                              1.21                             1.30                                  765,754
     2005                              1.12                             1.21                                  134,549
     2004                              1.00 (05/17/2004)                1.12                                   36,669

American Century Vista Investor Class
Band 125
     2010                            $ 0.73                           $ 0.89                                2,921,488
     2009                            $ 0.60                           $ 0.73                                4,516,523
     2008                              1.19                             0.60                                4,323,447
     2007                              1.00 (5/24/07)                   1.19                                1,149,784


American Century VP Capital Appreciation Class I
Band 125
     2010                            $ 2.00                           $ 2.59                                5,326,783
     2009                              1.48                             2.00                                5,438,077
     2008                              2.78                             1.48                                5,734,227
     2007                              1.93                             2.78                                5,708,745
     2006                              1.67                             1.93                                5,852,664
     2005                              1.38                             1.67                                6,566,358
     2004                              1.30                             1.38                                5,804,303
     2003                              1.09                             1.30                                5,921,060
     2002                              1.41                             1.09                                5,554,227
     2001                              1.98                             1.41                                5,183,712
     2000                              1.84                             1.98                                5,192,872
Band 25
     2010                            $ 2.13                           $ 2.79                                  203,738
     2009                              1.56                             2.13                                  139,222
     2008                              2.90                             1.56                                   74,014

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
American Funds AMCAP Fund  Class R3
Band 125
     2010                            $ 0.94                           $ 1.05                                  346,384
     2009                              0.69                             0.94                                  289,759
     2008                              1.12                             0.69                                   78,121
     2007                              1.06                             1.12                                   17,072
     2006                              1.00 (01/03/2006)                1.06                                   35,600
Band 0
     2010                            $ 0.99                           $ 1.12                                  532,092
     2009                              0.71                             0.99                                  438,577
     2008                              1.14                             0.71                                  295,455
     2007                              1.07                             1.14                                        0
     2006                              1.00                             1.07                                  150,144

American Funds AMCAP Fund Class R4
Band 125
     2010                            $ 0.91                           $ 1.03                                  303,037
     2009                              0.66                             0.91                                  212,653
     2008                              1.08                             0.66                                  157,584
     2007                              1.01                             1.08                                  104,507
     2006                              1.00 (10/23/2006)                1.01                                        0

American Funds American High Income Trust Class R3
Band 125
     2010                            $ 1.15                           $ 1.30                               2,401,359
     2009                              0.78                             1.15                               1,826,547
     2008                              1.10                             0.78                                 697,641
     2007                              1.10                             1.10                                 314,645
     2006                              1.07 (01/03/2006)                1.10                               1,475,241
Band 0
     2010                            $ 1.20                           $ 1.38                                 215,406
     2009                              0.81                             1.20                                 253,460
     2008                              1.13                             0.81                                 170,988
     2007                              1.12                             1.13                                 182,619

American Funds American High Income Trust Class  R4
Band 125
     2010                            $ 1.08                           $ 1.23                              6,414,398
     2009                              0.74                             1.08                              6,246,660
     2008                              1.03                             0.74                              5,119,549
     2007                              1.03                             1.03                              4,650,304
     2006                              1.00 (10/23/2006)                1.03                                      0

American Funds Balanced Fund Class R3
Band 125
     2010                            $ 1.01                           $ 1.12                                   49,487
     2009                              1.00 (12/17/2009)                1.01                                        0


American Funds Capital World Growth and Income Class R3
Band 125
     2010                            $ 1.08                           $ 1.14                              11,206,401
     2009                              0.83                             1.08                               8,843,554
     2008                              1.36                             0.83                               4,217,847
     2007                              1.18                             1.36                               1,111,784
     2006                              1.11 (01/03/2006)                1.18                               7,560,340
Band 100
     2010                            $ 1.09                           $ 1.16                                  25,192
     2009                              0.83                             1.09                                  48,493
     2008                              1.37                             0.83                                   9,357
Band 0
     2010                            $ 1.13                           $ 1.22                                 720,831
     2009                              0.86                             1.13                                 556,583
     2008                              1.40                             0.86                                 373,765
     2007                              1.19                             1.40                                 256,098

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Funds Capital World Growth and Income Class R4
Band 125
     2010                            $ 0.98                           $ 1.04                              38,570,362
     2009                              0.75                             0.98                              30,937,527
     2008                              1.23                             0.75                              25,084,924
     2007                              1.06                             1.23                              17,556,300
     2006                              1.00 (10/23/2006)                1.06                                 324,332
Band 0
    2010                             $ 1.00 (10/23/2006)              $ 1.10                                 138,842

American Funds EuroPacific Growth Fund Class R3
Band 125
     2010                            $ 1.10                           $ 1.18                              10,279,349
     2009                              0.80                             1.10                               7,169,202
     2008                              1.37                             0.80                               2,810,044
     2007                              1.17                             1.37                               1,131,501
     2006                              1.10 (01/03/2006)                1.17                               4,192,819
Band 100
     2010                            $ 1.11                           $ 1.20                                  98,193
     2009                              0.81                             1.11                                  99,089
     2008                              1.38                             0.81                                  70,603
     2007                              1.17                             1.38                                  71,597
     2006                              1.10                             1.17                                 105,030
Band 50
     2010                            $ 1.00                           $ 1.23                                  13,733
Band 0
     2010                            $ 1.15                           $ 1.26                               1,821,298
     2009                              0.83                             1.15                               1,352,075
     2008                              1.40                             0.83                                 883,186
     2007                              1.18                             1.40                                 645,631
     2006                              1.11                             1.18                                   8,090

American Funds EuroPacific Growth Fund Class R4
Band 125
     2010                            $ 1.01                           $ 1.09                              31,739,094
     2009                              0.73                             1.01                              20,960,447
     2008                              1.25                             0.73                              11,869,197
     2007                              1.06                             1.25                               9,653,523
     2006                              1.00 (10/23/2006)                1.06                                  95,172

American Funds Fundamental Investors Class R3
Band 125
     2010                            $ 0.90                           $ 1.01                              9,933,523
     2009                              0.69                             0.90                              7,546,223
     2008                              1.16                             0.69                              3,851,011
     2007                              1.04                             1.16                              1,250,647
     2006                              1.00 (01/03/2006)                1.04                                      0


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
American Funds Fundamental Investors Class R3
Band 100
     2010                            $ 0.91                           $ 1.02                                 13,227
     2009                              0.69                             0.91                                 11,692
Band 50
     2010                            $ 1.00 (01/03/2006)              $ 1.04                                 27,095
Band 0
     2010                            $ 0.94                           $ 1.07                                524,482
     2009                              0.71                             0.94                                303,084
     2008                              1.17                             0.71                                149,014
     2007                              1.04                             1.17                                 85,995

American Funds Fundamental Investors  Class R4
Band 125
     2010                            $ 0.91                           $ 1.03                              8,695,445
     2009                              0.69                             0.91                              6,345,382
     2008                              1.16                             0.69                              5,503,285
     2007                              1.04                             1.16                              3,440,101
     2006                              1.00 (10/23/2006)                1.04                                      0

American Funds Intermediate Bond Fund of America Class  R3
Band 125
     2010                            $ 1.07                           $ 1.11                               645,741
     2009                              1.02                             1.07                               183,986
     2008                              1.05                             1.02                               142,204
     2007                              1.01                             1.05                               117,009
     2006                              1.00 (10/23/2006)                1.01                                     0
Band 0
     2010                            $ 1.13                           $ 1.18                              696,368
     2009                              1.06                             1.13                              686,354
     2008                              1.08                             1.06                              579,129
     2007                              1.03                             1.08                               29,706
     2006                              1.02                             1.03                              346,747

American Funds Intermediate Bond Fund of America Class R4
Band 125
     2010                            $ 1.07                           $ 1.11                              227,672
     2009                              1.02                             1.07                              499,610
     2008                              1.06                             1.02                              352,941
     2007                              1.02                             1.06                              297,272
     2006                              1.01 (01/03/2006)                1.02                               30,202

American Funds Small-Cap World Class R3
Band 125
     2010                            $ 0.74                           $ 0.90                            1,073,473
     2009                              0.48                             0.74                              449,350
     2008                              0.97                             0.48                              121,503
Band 0
     2010                            $ 1.00 (11/12/2007)              $ 0.93                               16,340

American Funds Small-Cap World Class R4
Band 125
     2010                            $ 0.73                           $ 0.91                               75,128
     2009                              0.49                             0.73                               36,687
     2008                              0.97                             0.49                                    0
     2007                              1.00 (11/12/2007)                0.97                                    0

American Funds The Growth Fund of America Class R3
Band 125
     2010                            $ 0.93                           $ 1.03                           19,453,538
     2009                              0.70                             0.93                           15,600,965
     2008                              1.17                             0.70                            8,157,308
     2007                              1.07                             1.17                            2,932,706
     2006                              1.04 (01/03/2006)                1.07                            3,947,513
Band 100
     2010                            $ 0.94                           $ 1.04                               86,557


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
American Funds The Growth Fund of America Class R3
Band 100
     2009                              0.71                             0.94                               95,688
     2008                              1.18                             0.71                               67,386
     2007                              1.08                             1.18                               55,479
     2006                              1.05                             1.08                               78,710
Band 50
     2010                            $ 1.00 (01/03/2006)              $ 1.07                               72,709
Band 0
     2010                            $ 0.98                           $ 1.10                            1,259,135
     2009                              0.73                             0.98                              855,642
     2008                              1.20                             0.73                              640,240
     2007                              1.09                             1.20                              599,249


American Funds The Growth Fund of America Class R4
Band 125
     2010                            $ 0.90                           $ 1.00                           32,126,640
     2009                              0.68                             0.90                           27,676,882
     2008                              1.13                             0.68                           22,472,499
     2007                              1.03                             1.13                           23,216,994
     2006                              1.00 (10/23/2006)                1.03                              136,410
Band 0
     2010                            $ 1.00 (01/03/2006)              $ 1.05                            7,261,795

American Funds Washington Mutual Investors Class R3
Band 125
     2010                            $ 1.01                             $ 1.13                                9,329
     2009                              1.00 (12/17/2009)                 1.01                                     0


American Funds Washington Mutual Investors Class R4
Band 125
     2010                            $ 1.01                             $ 1.13                                   59
     2009                              1.00 (12/17/2009)                 1.01                                     0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Ariel Fund
Band 125
     2010                            $ 1.12                           $ 1.40                              620,110
     2009                              0.70                             1.12                              583,343
     2008                              1.36                             0.70                              699,721
     2007                              1.40                             1.36                              902,727
     2006                              1.29                             1.40                            1,074,915
     2005                              1.29                             1.29                            1,297,362
     2004                              1.07                             1.29                            1,589,544
     2003                              0.85                             1.07                              360,936
     2002                              1.00                             0.85                               97,409

Ariel Appreciation Fund
Band 125
     2010                            $ 1.22                           $ 1.44                              455,729
     2009                              0.76                             1.22                              449,491
     2008                              1.29                             0.76                              509,627
     2007                              1.33                             1.29                            1,003,464
     2006                              1.21                             1.33                            1,108,088
     2005                              1.19                             1.21                            1,338,481
     2004                              1.07                             1.19                            1,295,388
     2003                              0.83                             1.07                              587,395
     2002                              1.00                             0.83                               82,132

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Institutional Class
Band 125
     2010                            $ 1.22                           $ 1.32                              257,662
     2009                              1.00 (05/01/2009)                1.22                                6,944

BlackRock Global Allocation Retirement Class
Band 125
     2010                            $ 1.21                           $ 1.31                              593,215
     2009                              1.00 (05/01/2009)                1.21                              243,203
Band 0
     2010                            $ 1.00 (05/01/2009)              $ 1.34                              227,684

BlackRock Small-Cap Growth Equity Institutional Class
Band 125
     2010                            $ 1.29                           $ 1.56                              240,773
     2009                              1.00 (05/01/2009)                1.29                              120,601
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Calvert Income Class A
Band 125
     2010                            $ 1.30                           $ 1.36                            6,852,140
     2009                              1.13                             1.30                            8,111,187
     2008                              1.30                             1.13                            8,418,804
     2007                              1.25                             1.30                            8,056,946
     2006                              1.21                             1.25                            6,049,183
     2005                              1.18                             1.21                            4,664,735
     2004                              1.05                             1.18                            3,691,036
     2003                              1.01                             1.05                              460,417
     2002                              1.00                             1.01                              232,814

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

Calvert Small-Cap Value Class A
Band 125
     2010                            $ 0.72                           $ 1.09                              176,375
     2009                              0.62                             0.72                              213,747
     2008                              0.95                             0.62                              192,068
     2007                              0.97                             0.95                              175,128
     2006                              0.98                             0.97                              163,022
     2005                              1.09                             0.98                              124,291
     2004                              1.01                             1.09                               97,729
     2003                              0.75                             1.01                               38,884
     2002                              1.00                             0.75                                4,870

Calvert SRI Mid Cap Growth Class A
Band 125
     2010                            $ 1.12                           $ 1.29                              567,229
     2009                              0.85                             1.12                              504,212
     2008                              1.33                             0.85                              439,777
     2007                              1.23                             1.33                              391,360
     2006                              1.13                             1.23                              403,306
     2005                              1.10                             1.13                              359,921
     2004                              1.04                             1.10                              403,799
     2003                              0.86                             1.04                              347,485
     2002                              1.00                             0.86                              333,520

Calvert Social Mid-Cap Growth Class A
Band 125
     2010                            $ 1.94                           $ 2.52                            2,427,176
     2009                              1.49                             1.94                            2,423,476
     2008                              2.40                             1.49                            2,588,764
     2007                              2.21                             2.40                            2,831,178
     2006                              2.09                             2.21                            3,698,863
     2005                              2.11                             2.09                            5,906,245
     2004                              1.95                             2.11                            6,184,602
     2003                              1.50                             1.95                            5,545,655
     2002                              2.12                             1.50                            4,777,927
     2001                              2.44                             2.12                            4,701,190

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Columbia Mid-Cap Index Fund Class A
Band 125
     2010                            $ 0.84                           $ 1.05                            3,023,079
     2009                              0.62                             0.84                              121,423
     2008                              0.99                             0.62                                    0
     2007                              1.00 (11/12/2007)                0.99                                    0
Band 0
     2010                            $ 1.00 (11/12/2007)              $ 1.09                              389,883

Columbia Small-Cap Index Fund Class A
Band 125
     2010                            $ 0.82                           $ 1.01                             1,875,633
     2009                              0.66                             0.82                               63,922
     2008                              0.97                             0.66                                5,055
Band 0
     2010                            $ 1.00 (11/12/2007)              $ 1.05                              421,324
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CRM Mid-Cap Value Investor Class
Band 125
     2010                            $ 1.24                           $ 1.45                              257,232
     2009                              1.00 (05/01/09)                  1.24                              230,195
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

DWS Alternative Asset Allocation Plus Class A
Band 125
     2010                            $ 1.22                           $ 1.36                                1,856
     2009                              1.00 (05/01/09)                  1.22                                    0
Band 0
     2010                            $ 1.23                           $ 1.39                               20,809
     2009                              1.00 (05/01/09)                  1.23                                   96

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

DWS Large Cap Value Class A
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.13                                67,282

DWS Dreman Mid Cap Value Fund
Band 125
     2010                            $ 1.00 (05/01/2009)              $ 1.53                                2,598

Band 0
     2010                            $ 1.00 (05/01/2009)              $ 1.54                                6,160

DWS Dreman Mid Cap Value Fund Class S
Band 125
     2010                            $ 1.00 (05/01/2009)              $ 1.54                                   21

DWS Dreman Small-Cap Value Class A
Band 125
     2010                            $ 1.31                           $ 1.54                              108,134
     2009                              1.00 (05/01/2009)                1.31                               62,698
Band 0
     2010                            $ 1.32                           $ 1.57                                6,160
     2009                              1.00 (05/01/2009)                1.32                                    0

DWS Dreman Small-Cap Value Class S
Band 125
     2010                            $ 1.31                           $ 1.54                               40,674
     2009                              1.00 (05/01/09)                  1.31                               13,71
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Diversified International Fund Class T
Band 125
     2010                            $ 1.69                           $ 1.82                               82,682
     2009                              1.39                             1.69                               85,749
     2008                              2.42                             1.39                              106,914
     2007                              2.24                             2.42                              120,628
     2006                              1.95                             2.24                              200,529
     2005                              1.66                             1.95                              243,824
     2004                              1.42                             1.66                              235,525
     2003                              1.04 (5/01/2003)                 1.42                                    0

Fidelity Advisor Dividend Growth Class T
Band 125
     2010                            $ 1.18                           $ 1.41                              335,381
     2009                              0.78                             1.18                              464,760
     2008                              1.41                             0.78                              292,927
     2007                              1.43                             1.41                              300,611
     2006                              1.27                             1.43                              322,401
     2005                              1.25                             1.27                              281,087
     2004                              1.20                             1.25                               34,289
     2003                              1.02 (5/01/2003)                 1.20                                    0

Band 100
     2009                            $ 0.79                           $ 1.20                                8,747
     2008                              1.43                             0.79                                6,715
     2007                              1.44                             1.43                               33,701



Fidelity Advisor Dynamic Capital Appreciation Fund Class T
Band 125
     2009                            $ 0.88                           $ 1.18                              119,672
     2008                              1.50                             0.88                              112,995
     2007                              1.44                             1.50                              136,848
     2006                              1.38 (0/01/2006)                 1.44                               33,701

Fidelity Advisor Equity Growth Fund Class T
Band 125
     2010                            $ 0.96                           $ 1.17                              523,949
     2009                              0.76                             0.96                              501,550
     2008                              1.46                             0.76                              340,137
     2007                              1.17                             1.46                              226,857
     2006                              1.17                             1.17                               36,471
Band 50
     2010                            $ 1.00                           $ 1.23                              672,312
     2009                              0.79                             1.00                              577,242
     2008                              1.50                             0.79                              515,867
     2007                              1.20                             1.50                              488,499
     2006                              1.12                             1.20                              473,800
     2005                              1.07                             1.12                                1,663
     2004                              1.00 (5/17/2004)                 1.07                                    0

Fidelity Advisor Equity Income Fund Class T
Band 125
     2010                            $ 1.25                           $ 1.40                              491,198
     2009                              1.02                             1.25                              405,974
     2008                              1.75                             1.02                              332,880
     2007                              1.71                             1.75                              265,126
     2006                              1.66                             1.71                              185,051
Band 50
     2010                            $ 1.31                           $ 1.48                              329,502
     2009                              1.06                             1.31                              288,245
     2008                              1.80                             1.06                              267,247
     2007                              1.75                             1.80                              210,987
     2006                              1.69                             1.75                              185,955
Band 0
     2010                            $ 1.37                           $ 1.55                               28,514
     2009                              1.10                             1.37                               22,644
     2008                              1.87                             1.10                               15,455
     2007                              1.80                             1.87                               11,326
     2006                              1.54                             1.80                                5,654
     2005                              1.41                             1.54                              142,901
     2004                              1.28                             1.41                               42,044
     2003                              1.03 (5/01/2003)                 1.28                                    0


Fidelity Advisor Freedom 2010 Fund Class A
Band 125
     2010                            $ 0.91                           $ 1.01                           1,304,220
     2009                              0.73                             0.91                           1,677,469
     2008                              1.01                             0.73                           2,210,008
     2007                              1.00 (5/24/07)                   1.01                             742,638

Fidelity Advisor Freedom 2010 Fund Class T
Band 125
     2010                            $ 1.06                           $ 1.17                           6,149,228
     2009                              0.85                             1.06                           6,463,555
     2008                              1.18                             0.85                           4,472,109
     2007                              1.12                             1.18                           2,560,297
     2006                              1.09                             1.12                             557,192
Band 100
     2010                            $ 1.07                           $ 1.18                             564,987
     2009                              0.86                             1.07                             537,044
     2008                              1.19                             0.86                             554,361
     2007                              1.12                             1.19                               7,983
     2006                              1.09                             1.12                               3,574
Band 0
     2010                            $ 1.12                           $ 1.26                             965,926
     2009                              0.90                             1.12                             917,807
     2008                              1.22                             0.90                             503,935
     2007                              1.14                             1.22                             224,594
     2006                              1.05                             1.14                             130,182
     2005                              1.00 (3/1/2005)                  1.05                              20,259

Fidelity Advisor Freedom 2015 Fund  Class A
Band 125
     2010                            $ 0.89                           $ 0.99                           3,432,413
     2009                              0.72                             0.89                           2,665,547
     2008                              1.01                             0.72                           1,782,229
     2007                              1.00 (5/24/07)                   1.01                              85,021

Fidelity Advisor Freedom 2015 Fund Class T
Band 125
     2010                            $ 1.06                           $ 1.18                          13,833,358
     2009                              0.85                             1.06                          13,248,548
     2008                              1.21                             0.85                           6,035,674
     2007                              1.14                             1.21                           2,212,996
     2006                              1.11                             1.14                             716,296
Band 100
     2010                             $ 1.07                          $ 1.19                              22,097
     2009                               0.86                            1.07                              18,844
     2008                               1.22                            0.86                              13,065
     2007                               1.14                            1.22                              11,743
     2006                               1.11                            1.14                               4,990
Band 50
     2010                            $ 1.10                           $ 1.23                               6,118
     2009                              0.88                             1.10                                 390
Band 0
     2010                            $ 1.13                           $ 1.26                             577,339
     2009                              0.90                             1.13                             510,765
     2008                              1.25                             0.90                             285,007
     2007                              1.17                             1.25                             197,677
     2006                              1.06                             1.17                             125,500
     2005                              1.00 (3/1/2005)                  1.06                              93,903

Fidelity Advisor Freedom 2020 Fund Class A
Band 125
     2010                            $ 0.84                           $ 0.95                           7,850,754
     2009                              0.66                             0.84                           6,276,457
     2008                              1.01                             0.66                           5,851,998
     2007                              1.00 (5/24/07)                   1.01                           4,077,984

Fidelity Advisor Freedom 2020 Fund Class T
Band 125
     2010                            $ 1.03                           $ 1.15                          14,644,737
     2009                              0.81                             1.03                          13,736,268
     2008                              1.23                             0.81                           8,317,685
     2007                              1.16                             1.23                           3,336,131
     2006                              1.12                             1.16                           1,538,751
Band 100
     2010                            $ 1.04                           $ 1.17                             968,898
     2009                              0.81                             1.04                             944,832
     2008                              1.24                             0.81                             879,690
     2007                              1.16                             1.24                               9,727
     2006                              1.13                             1.16                               4,847
Band 50
     2010                            $ 1.07                           $ 1.20                             150,356
     2009                              0.83                             1.07                               3,654
Band 0
     2010                            $ 1.09                           $ 1.24                           2,584,253
     2009                              0.85                             1.09                           2,192,200
     2008                              1.28                             0.85                           1,369,723
     2007                              1.18                             1.28                             812,343
     2006                              1.06                             1.18                             137,107
     2005                              1.00 (3/1/2005)                  1.06                              39,697

Fidelity Advisor Freedom 2025 Fund Class A
Band 125
     2010                           $ 0.83                            $ 0.94                           2,682,291
     2009                             0.64                              0.83                           1,496,904
     2008                             1.01                              0.64                           1,056,870
     2007                             1.00 (5/24/07)                    1.01                             283,663

Fidelity Advisor Freedom 2025 Fund Class T
Band 125
     2010                            $ 1.02                           $ 1.15                          11,007,201
     2009                              0.79                             1.02                           9,647,630
     2008                              1.25                             0.79                           4,571,759
     2007                              1.16                             1.25                           1,484,817
     2006                              1.13                             1.16                             561,912
Band 100
     2010                             $ 1.03                          $ 1.17                              44,190
     2009                               0.80                            1.03                              36,181
     2008                               1.25                            0.80                              23,181
     2007                               1.17                            1.25                              22,034
     2006                               1.13                            1.17                              14,350
Band 0
     2010                            $ 1.09                           $ 1.24                           1,020,401
     2009                              0.83                             1.09                             776,029
     2008                              1.29                             0.83                             463,578
     2007                              1.19                             1.29                             226,462
     2006                              1.07                             1.19                             119,376
     2005                              1.00 (3/1/2005)                  1.07                              20,815

Fidelity Advisor Freedom 2030 Fund Class A
Band 125
     2010                            $ 0.79                           $ 0.90                           2,624,333
     2009                              0.61                             0.79                           1,751,673
     2008                              1.01                             0.61                           1,135,535
     2007                              1.00 (5/24/07)                   1.01                             166,049

Fidelity Advisor Freedom 2030 Fund Class T
Band 125
     2010                            $ 0.99                           $ 1.12                          11,727,878
     2009                              0.76                             0.99                          10,790,182
     2008                              1.27                             0.76                           6,118,305
     2007                              1.18                             1.27                           1,852,672
     2006                              1.14                             1.18                             907,740
Band 100
     2010                            $ 1.00                           $ 1.14                             651,049
     2009                              0.77                             1.00                             718,274
     2008                              1.28                             0.77                             651,510
     2007                              1.19                             1.28                               7,111
     2006                              1.15                             1.19                               2,955
Band 50
     2010                            $ 1.00 (03/01/2005)              $ 1.17                               2,144
Band 0
     2010                            $ 1.05                           $ 1.21                           2,041,411
     2009                              0.80                             1.05                           1,904,528
     2008                              1.32                             0.80                           1,192,093
     2007                              1.21                             1.32                             966,196
     2006                              1.07                             1.21                             264,262
     2005                              1.00 (3/1/2005)                  1.07                              22,605

Fidelity Advisor Freedom 2035 Fund Class A
Band 125
     2010                            $ 0.78                           $ 0.90                           1,660,960
     2009                              0.60                             0.78                           1,296,234
     2008                              1.01                             0.60                             750,125
     2007                              1.00 (5/24/07)                   1.01                             132,511

Fidelity Advisor Freedom 2035 Fund Class T
Band 125
     2010                            $ 0.99                           $ 1.12                           7,328,957
     2009                              0.76                             0.99                           5,819,277
     2008                              1.27                             0.76                           2,636,351
     2007                              1.18                             1.27                             600,825
     2006                              1.14                             1.18                             245,057
Band 100
     2010                            $ 1.00                           $ 1.14                              34,521
     2009                              0.76                             1.00                              32,749
     2008                              1.28                             0.76                              28,530
     2007                              1.19                             1.28                              21,693
     2006                              1.15                             1.19                              13,727
Band 50
     2010                            $ 1.00 (03/01/05)                $ 1.17                               1,059
Band 0
     2010                            $ 1.05                           $ 1.21                           1,423,094
     2009                              0.79                             1.05                           1,266,070
     2008                              1.32                             0.79                             865,943
     2007                              1.21                             1.32                             318,069
     2006                              1.07                             1.21                             159,956
     2005                              1.00 (3/1/2005)                  1.07                              18,695

Fidelity Advisor Freedom 2040 Fund Class A
Band 125
     2010                            $ 0.77                           $ 0.88                           1,864,385
     2009                              0.59                             0.77                           1,603,816
     2008                              1.00                             0.59                           1,239,789
     2007                              1.00 (5/24/2007)                 1.00                             494,492

Fidelity Advisor Freedom 2040 Fund Class T
Band 125
     2010                            $ 0.98                           $ 1.12                           8,528,921
     2009                              0.75                             0.98                           7,610,841
     2008                              1.28                             0.75                           4,208,970
     2007                              1.19                             1.28                           1,399,390
     2006                              1.15                             1.19                             658,411
Band 100
     2010                            $ 0.99                           $ 1.13                             142,760
     2009                              0.75                             0.99                             136,320
     2008                              1.29                             0.75                             113,361
     2007                              1.20                             1.29                               8,468
     2006                              1.15                             1.20                               3,297
Band 50
     2010                            $1.00 (3/1/2005)                 $ 1.17                                 236
Band 0
     2010                            $ 1.04                           $ 1.20                           3,678,833
     2009                              0.78                             1.04                           3,159,009
     2008                              1.33                             0.78                           1,811,399
     2007                              1.22                             1.33                           1,252,423
     2006                              1.07                             1.22                             386,584
     2005                              1.00 (3/1/2005)                  1.07                              16,925

Fidelity Advisor Freedom 2045 Fund Class A
Band 125
     2010                            $ 0.76                           $ 0.88                             759,449
     2009                              0.58                             0.76                             515,640
     2008                              1.00                             0.58                             178,063
     2007                              1.00 (5/24/2007)                 1.00                                  98

Fidelity Advisor Freedom 2045 Fund Class T
Band 125
     2010                            $ 0.76                           $ 0.87                           3,833,729
     2009                              0.58                             0.76                           2,900,608
     2008                              1.00                             0.58                             822,566
     2007                              1.00 (05/24/2007)                1.00                              69,990
Band 50
     2010                             $1.00 (05/24/2007)              $ 0.89                                 398
Band 0
     2010                             $ 0.79                          $ 0.91                             862,059
     2009                               0.59                            0.79                             676,115
     2008                               1.01                            0.59                             131,630
     2007                               1.00 (05/24/2007)               1.01                              45,628

Fidelity Advisor Freedom 2050 Fund Class A
Band 125
     2010                            $ 0.75                           $ 0.87                             728,315
     2009                              0.57                             0.75                             599,089
     2008                              1.01                             0.57                             192,746
     2007                              1.00 (05/24/2007)                1.01                               1,220

Fidelity Advisor Freedom 2050 Fund Class T
Band 125
     2010                            $ 0.75                           $ 0.86                           2,559,055
     2009                              0.57                             0.75                           1,915,456
     2008                              1.00                             0.57                             763,226
     2007                              1.00 (05/24/2007)                1.00                               8,809
Band 50
     2010                            $ 1.00 (05/24/2007)              $ 0.88                              19,278
Band 100
     2010                            $ 0.76                           $ 0.87                               7,154
     2009                              0.57                             0.76                               5,172
     2008                              1.01                             0.57                               4,719
Band 0
     2010                            $ 0.78                           $ 0.90                             583,546
     2009                              0.58                             0.78                             469,356
     2008                              1.01                             0.58                              98,233
     2007                              1.00 (5/24/07)                   1.01                              17,795

Fidelity Advisor Freedom Income Fund  Class A
Band 125
     2010                            $ 1.01                           $ 1.07                             95,633
     2009                              0.87                             1.01                            130,652
     2008                              1.02                             0.87                             84,260
     2007                              1.00 (5/24/07)                   1.02                             15,111

Fidelity Advisor Freedom Income Fund Class T
Band 125
     2010                            $ 1.09                           $ 1.15                           1,059,514
     2009                              0.94                             1.09                           1,142,830
     2008                              1.10                             0.94                             827,093
     2007                              1.06                             1.10                             218,421
     2006                              1.05 (01/01/2006)                1.06                              76,620
Band 0
     2010                            $ 1.15                           $ 1.24                               7,098
     2009                              0.98                             1.15                               2,768
     2008                              1.14                             0.98                               5,193

Fidelity Advisor Growth & Income Class T
Band 125
     2010                            $ 1.12                           $ 1.26                              79,843
     2009                              0.90                             1.12                              62,255
     2008                              1.56                             0.90                              61,556
     2007                              1.42                             1.56                              28,956
     2006                              1.39 (01/01/2006)                1.42                               5,583
Band 100
     2010                            $ 1.14                           $ 1.28                              22,828
     2009                              0.91                             1.14                              19,714
     2008                              1.58                             0.91                              16,921

Fidelity Advisor Growth Opportunities Fund Class T
Band 125
     2010                            $ 0.95                           $ 1.16                             262,484
     2009                              0.65                             0.95                             190,108
     2008                              1.48                             0.65                             205,633
     2007                              1.22                             1.48                             106,976
     2006                              1.18                             1.22                              61,636
     2005                              1.10                             1.18                              43,832
     2004                              1.00 (5/01/2004)                 1.10                              22,265

Fidelity Advisor International Capital Appreciation Fund Class T
Band 125
     2010                            $ 1.15                           $ 1.31                                 872
     2009                              0.75                             1.15                               1,009
     2008                              1.55                             0.75                               1,009
     2007                              1.51                             1.55                               1,009
     2006                              1.33                             1.51                               1,201
     2005                              1.19                             1.33                               1,204
     2004                              1.00 (5/17/2004)                 1.19                                   0

Fidelity Advisor Leveraged Company Stock Fund Class A
Band 125
     2010                            $ 0.89                           $ 1.10                           2,831,233
     2009                              0.57                             0.89                           2,865,736
     2008                              1.24                             0.57                           2,484,309
     2007                              1.05                             1.24                           1,371,276
     2006                              1.00 (10/23/2006)                1.05                                   0

Fidelity Advisor Leveraged Company Stock Fund  Class T
Band 125
     2010                            $ 0.89                           $ 1.09                            4,070,345
     2009                              0.56                             0.89                            3,676,663
     2008                              1.24                             0.56                            2,596,337
     2007                              1.05                             1.24                              585,312
     2006                              1.00 (10/23/2006)                1.05                                    0
Band 0
     2010                            $ 0.92                           $ 1.14                              378,022
     2009                              0.58                             0.92                              445,061
     2008                              1.25                             0.58                              311,309

Fidelity Advisor Mid-Cap Fund Class T
Band 125
     2010                            $ 1.40                           $ 1.72                              140,395
     2009                              0.97                             1.40                              135,266
     2008                              2.07                             0.97                              137,379
     2007                              1.91                             2.07                              106,820
     2006                              1.71                             1.91                              221,613
     2005                              1.60                             1.71                              188,332
     2004                              1.00 (05/01/2004)                1.60                              137,117

Fidelity Advisor New Insights Fund Class A
Band 125
     2010                            $ 1.00(05/27/2010)               $ 1.16                              644,700

Fidelity Advisor New Insights Fund Class T

Band 125
     2010                            $ 1.19                           $ 1.36                            2,534,440
     2009                              0.93                             1.19                            1,673,112
     2008                              1.53                             0.93                              946,901
     2007                              1.29                             1.53                              683,490
     2006                              1.20 (01/01/2006)                1.29                              645,014
Band 100
     2010                            $ 1.20                           $ 1.38                               26,747
     2009                              0.94                             1.20                               23,541
     2008                              1.54                             0.94                               20,574
Band 0
     2010                            $ 1.26                           $ 1.45                               20,385
     2009                              0.98                             1.26                                7,046
     2008                              1.58                             0.98                                    0
     2007                              1.31                             1.58                                    0
     2006                              1.18                             1.31                                    0
     2005                              1.00 (5/21/05)                   1.18                                    0

Fidelity Advisor Overseas Fund Class T
Band 125
     2009                            $ 1.02                           $ 1.27                                  709
     2008                              1.82                             1.02                                  709
     2007                              1.58                             1.82                               25,807
     2006                              1.34                             1.58                               33,048
     2005                              1.19                             1.34                               35,351
     2004                              1.00 (05/01/2004)                1.19                               27,501


Fidelity Advisor Small-Cap Fund Class T
Band 125
     2010                            $ 1.98                           $ 2.30                            3,920,948
     2009                              1.57                             1.98                            3,485,504
     2008                              2.18                             1.57                            2,403,529
     2007                              1.96                             2.18                            1,663,929
     2006                              1.91                             1.96                            1,501,628
Band 100
     2010                            $ 2.01                           $ 2.34                                3,762
     2009                              1.59                             2.01                                   56
     2008                              2.20                             1.59                                   56
Band 50
     2010                            $ 2.07                           $ 2.43                              131,346
     2009                              1.63                             2.07                              120,694
     2008                              2.25                             1.63                              100,859
     2007                              2.01                             2.25                               86,109
     2006                              1.96                             2.01                               72,646
Band 0
     2010                            $ 2.17                           $ 2.55                              922,902
     2009                              1.70                             2.17                              222,548
     2008                              2.33                             1.70                              177,289
     2007                              2.07                             2.33                              151,529
     2006                              1.88                             2.07                               99,627
     2005                              1.71                             1.88                              951,945
     2004                              1.40                             1.71                              156,850
     2003                              1.04 (5/01/2003)                 1.40                                    0

Fidelity Advisor Stock Selector All Cap Class T
     2010                            $ 1.00 (1/1/2006)                $ 1.39                              150,851

Fidelity VIP Asset Manager Portfolio Initial Class
Band 125
     2010                            $ 2.23                           $ 2.51                           13,585,774
     2009                              1.75                             2.23                           14,197,930
     2008                              2.48                             1.75                           17,731,161
     2007                              2.18                             2.48                           21,773,695
     2006                              2.05                             2.18                           38,564,135
     2005                              2.00                             2.05                           47,580,876
     2004                              1.92                             2.00                           53,440,839
     2003                              1.65                             1.92                           53,469,759
     2002                              1.83                             1.65                           53,227,498
     2001                              1.93                             1.83                           52,427,456

Fidelity VIP II Contrafund Initial Class
Band 125
     2010                            $ 3.41                           $ 3.95                           32,560,393
     2009                              2.55                             3.41                           32,881,002
     2008                              4.48                             2.55                           31,683,364
     2007                              3.86                             4.48                           32,479,446
     2006                              3.50                             3.86                           32,833,793
     2005                              3.03                             3.50                           30,816,784
     2004                              2.66                             3.03                           27,908,961
     2003                              2.09                             2.66                           24,779,179
     2002                              2.34                             2.09                           22,973,191
     2001                              2.70                             2.34                           21,679,020

Fidelity VIP Equity Income Initial Class
Band 125
     2010                            $ 2.14                           $ 2.43                            5,385,567
     2009                              1.66                             2.14                            6,387,962
     2008                              2.94                             1.66                            7,234,640
     2007                              2.93                             2.94                            9,078,869
     2006                              2.47                             2.93                           10,373,448
     2005                              2.36                             2.47                           11,535,651
     2004                              2.15                             2.36                           12,527,048
     2003                              1.67                             2.15                           12,481,643
     2002                              2.03                             1.67                           12,196,544
     2001                              2.16                             2.03                           12,372,602

Fidelity VIP Growth Initial Class
Band 125
     2010                            $ 2.35                           $ 2.88                          15,922,250
     2009                              1.85                             2.35                          18,242,525
     2008                              3.55                             1.85                          21,610,721
     2007                              2.83                             3.55                          23,329,762
     2006                              2.69                             2.83                          34,607,912
     2005                              2.57                             2.69                          49,590,284
     2004                              2.52                             2.57                          55,678,581
     2003                              1.92                             2.52                          54,510,681
     2002                              2.78                             1.92                          52,130,625
     2001                              3.42                             2.78                          51,057,046

Fidelity VIP High Income Initial Class
Band 125
     2010                            $ 1.87                           $ 2.11                           6,373,345
     2009                              1.32                             1.87                           7,679,918
     2008                              1.78                             1.32                           6,774,034
     2007                              1.75                             1.78                           6,531,703
     2006                              1.60                             1.75                           9,787,076
     2005                              1.57                             1.60                          14,635,686
     2004                              1.45                             1.57                          16,110,565
     2003                              1.16                             1.45                          17,118,909
     2002                              1.13                             1.16                          16,007,137
     2001                              1.30                             1.13                          15,753,066
     2000                              1.70                             1.30                          12,815,473

Fidelity VIP Overseas Initial Class
Band 125
     2010                            $ 2.05                           $ 2.29                           6,441,568
     2009                              1.64                             2.05                           7,466,477
     2008                              2.95                             1.64                           8,249,701
     2007                              2.55                             2.95                           9,087,874
     2006                              2.19                             2.55                          13,218,820
     2005                              1.86                             2.19                          15,890,022
     2004                              1.66                             1.86                          16,014,534
     2003                              1.17                             1.66                          14,430,463
     2002                              1.49                             1.17                          13,464,244
     2001                              1.91                             1.49                          12,518,734
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fifth Third All Cap Value Class A
Band 125
     2010                            $ 1.01                           $ 1.15                             318,858
     2009                              0.81                             1.01                             304,604
     2008                              1.39                             0.81                             301,198
     2007                              1.38                             1.39                             327,148
     2006                              1.17                             1.38                              38,090
     2005                              1.10                             1.17                               5,091
     2004                              1.00 (3/1/2004)                  1.10                                   0

Fifth Third Mid-Cap Growth Class A
Band 125
     2010                            $ 1.06                           $ 1.37                              45,725
     2009                              0.77                             1.06                              26,160
     2008                              1.43                             0.77                              77,969
     2007                              1.33                             1.43                             305,372
     2006                              1.23                             1.33                               5,199
     2005                              1.12                             1.23                               2,316
     2004                              1.00 (3/1/2004)                  1.12                                   0

Fifth Third Quality Growth Class A
Band 125
     2010                            $ 1.08                           $ 1.20                             22,739
     2009                              0.84                             1.08                             17,318
     2008                              1.36                             0.84                             14,960
     2007                              1.14                             1.36                                329
     2006                              1.12 (01/01/2006)                1.14                                  0

Fifth Third Strategic Income Class A
Band 125
     2010                            $ 1.18                           $ 1.31                            188,776
     2009                              0.87                             1.18                            159,633
     2008                              1.12                             0.87                             31,218
     2007                              1.13                             1.12                             16,769
     2006                              1.08                             1.13                             29,588
     2005                              1.09                             1.08                                585
     2004                              1.00 (3/1/2004)                  1.09                                  0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth  Retirement Class
     2010                            $ 1.27                           $ 1.46                           1,072,172
     2009                              0.96                             1.27                             869,746
     2008                              1.53                             0.96                             607,489
     2007                              1.34                             1.53                             320,219
     2006                              1.29                             1.34                             263,789
     2005                              1.23                             1.29                             187,889
     2004                              1.11                             1.23                              92,544
     2003                              1.00 (10/01/2003)                1.11                                   0
Band 0
     2010                            $ 1.00 (10/01/2003)              $ 1.60                              23,179

Franklin Small-Cap Value Class A
Band 125
     2010                            $ 0.86                           $ 1.08                             136,988
     2009                              0.66                             0.86                             119,602
     2008                              1.00                             0.66                             115,329
     2007                              1.04                             1.00                               3,554
     2006                              1.00 (10/23/2006)                1.04                                   0

Franklin Small-Cap Value Retirement Class
Band 125
     2010                            $ 0.85                           $ 1.07                           1,014,930
     2009                              0.66                             0.85                             775,651
     2008                              0.99                             0.66                             354,615
     2007                              1.04                             0.99                             125,943
     2006                              1.00 (10/23/2006)                1.04                                   0
Band 0
     2010                            $ 0.89                           $ 1.13                             154,106
     2009                              0.68                             0.89                             138,740
     2008                              1.01                             0.68                             110,000
     2007                              1.04                             1.01                              59,000
     2006                              1.00 (10/23/2006)                1.04                                   0

Franklin Small-Mid-Cap Growth Retirement Class
Band 125
     2010                            $ 1.19                           $ 1.51                             131,161
     2009                              0.85                             1.19                             164,670
     2008                              1.50                             0.85                              98,293
     2007                              1.36                             1.50                              71,225
     2006                              1.28                             1.36                              36,175
     2005                              1.18                             1.28                               6,061
     2004                              1.00 (5/17/2004)                 1.18                                   0

Franklin Templeton Strategic Income Retirement Class
Band 125
     2010                            $ 1.39                           $ 1.52                           3,200,435
     2009                              1.12                             1.39                           2,585,525
     2008                              1.28                             1.12                           1,891,166
     2007                              1.23                             1.28                           1,616,840
     2006                              1.16                             1.23                             344,427
Band 0
     2010                            $ 1.50                           $ 1.66                             465,888
     2009                              1.20                             1.50                             445,797
     2008                              1.35                             1.20                             471,751
     2007                              1.28                             1.35                             412,589
     2006                              1.19                             1.28                             116,941
     2005                              1.15                             1.15                             144,184
     2004                              1.06                             1.15                                 991
     2003                              1.00 (10/01/2003)                1.06                                   0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Strategy  Institutional Class
Band 125
     2010                            $ 0.83                           $ 0.92                              27,406
     2009                              0.65                             0.83                             221,724
     2008                              1.08                             0.65                             199,921
     2007                              1.04                             1.08                             188,375
     2006                              1.00 (10/23/2006)                1.04                                   0

Goldman Sachs Growth Strategy Service Class
Band 125
     2009                            $ 0.64                           $ 0.82                               1,430
     2008                              1.07                             0.64                                 167
     2007                              1.04                             1.07                                   0
     2006                              1.00 (10/23/2006)                1.04                                   0

Goldman Sachs Mid-Cap Value  Institutional  Class
Band 125
     2010                            $ 0.88                           $ 1.08                          17,112,312
     2009                              0.67                             0.88                          13,669,796
     2008                              1.06                             0.67                          12,516,568
     2007                              1.04                             1.06                           6,767,419
     2006                              1.00 (10/23/2006)                1.04                                   0

Goldman Sachs Mid-Cap Value  Service Class
Band 125
     2010                            $ 0.86                           $ 1.06                           1,301,132
     2009                              0.66                             0.86                             831,982
     2008                              1.06                             0.66                             437,510
     2007                              1.04                             1.06                              76,330
     2006                              1.00 (10/23/2006)                1.04                                   0
Band 100
     2010                            $ 0.87                           $ 1.07                               3,280
     2009                              0.66                             0.87                               2,957
     2008                              1.06                             0.66                               3,183
Band 0
     2010                            $ 0.90                           $ 1.11                             731,347
     2009                              0.68                             0.90                             596,591
     2008                              1.07                             0.68                             536,140
     2007                              1.04                             1.07                              11,954

Goldman Sachs Small-Cap Value Institutional   Class
Band 125
     2010                            $ 0.88                           $ 1.10                           1,797,944
     2009                              0.70                             0.88                              52,978
     2008                              0.96                             0.70                              34,376
     2007                              1.03                             0.96                              98,714
     2006                              1.00 (10/23/2006)                1.03                                   0

Goldman Sachs Small-Cap Value Service Class
Band 125
     2010                            $ 0.87                           $ 1.08                             310,917
     2009                              0.69                             0.87                               7,737
     2008                              0.96                             0.69                              64,585
     2007                              1.03                             0.96                               5,974
     2006                              1.00 (10/23/2006)                1.03                                   0
Band 0
     2010                            $ 0.90                           $ 1.14                              19,616
     2009                              0.71                             0.90                             138,779
     2008                              0.97                             0.71                                   0
     2007                              1.03                             0.97                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0

Goldman Sachs Internet Tollkeeper  Institutional Class
Band 125
     2010                            $ 1.21                           $ 1.49                           3,882,914
     2009                              0.72                             1.21                           3,474,911
     2008                              1.34                             0.72                           3,156,005
     2007                              1.06                             1.34                             969,954
     2006                              1.00 (10/23/2006)                1.06                                   0

Goldman Sachs Internet Tollkeeper  Service  Class
Band 125
     2010                            $ 1.19                           $ 1.46                             454,025
     2009                              0.72                             1.19                             378,858
     2008                              1.33                             0.72                              43,779
     2007                              1.06                             1.33                                 536
     2006                              1.00 (10/23/2006)                1.06                                   0
Band 0
    2010                             $ 1.00 (10/23/2006)              $ 1.54                              30,058

Goldman Sachs Structured International Equity Institutional Class
Band 125
     2010                            $ 0.70                           $ 0.74                             453,608
     2009                              0.55                             0.70                               4,644
     2008                              0.98                             0.55                                   0
     2007                              1.00 (11/12/2007)                0.98                                   0

Goldman Sachs Structured International Equity  Service Class
Band 125
     2010                            $ 0.69                           $ 0.73                              30,374
     2009                              0.55                             0.69                               6,138
     2008                              0.98                             0.55                               1,623
Band 0
     2010                            $ 1.00 (11/12/2007)              $ 0.76                               1,023


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Invesco Basic Value Class A
Band 125
     2010                            $ 0.91                             0.96                                  309,008
     2009                              0.61                           $ 0.91                                  251,293
     2008                              1.28                             0.61                                  326,445
     2007                              1.28                             1.28                                  291,817
     2006                              1.15                             1.28                                  286,574
     2005                              1.10                             1.15                                  261,303
     2004                              1.01                             1.10                                  248,793
     2003                              0.77                             1.01                                  206,652
     2002                              1.00                             0.77                                  153,916

Invesco Basic Value Retirement Class
Band 125
     2010                            $ 1.00                           $ 1.05                                   82,732
     2009                              0.67                             1.00                                   91,827
     2008                              1.41                             0.67                                   36,389
     2007                              1.42                             1.41                                   40,374
     2006                              1.27                             1.42                                   32,224
     2005                              1.22                             1.27                                    9,269
     2004                              1.12                             1.22                                      643
     2003                              1.01                             1.12                                        0

Invesco Capital Development Growth Institutional Class
Band 125
     2010                            $ 0.84                           $ 1.00                                   41,299
     2009                              0.60                             0.84                                   29,038
     2008                              1.14                             0.60                                   20,419
     2007                              1.04                             1.14                                   14,758
     2006                              1.00 (10/23/2006)                1.04                                        0


Invesco Capital Development Growth Retirement Class
Band 125
     2010                            $ 0.83                           $ 0.97                                    3,172
     2009                              0.59                             0.83                                    3,072
     2008                              1.13                             0.59                                    2,715
     2007                              1.04                             1.13                                        0
     2006                              1.00 (10/23/2006)                1.04                                        0
Band 100
     2010                            $ 1.00 (10/23/2006)              $ 0.98                                    3,373

Invesco Dynamics Fund Class A
Band 125
     2010                            $ 1.00 (05/01/2008)              $ 1.01                                    2,207

Invesco Dynamics Fund Investor Class
Band 125
     2010                            $ 1.00 (05/01/2008)              $2.72                                    252,608

Invesco Energy Fund Investor Class
Band 125
     2010                             $ 2.50                          $ 2.88                                  614,977
     2009                               1.76                            2.50                                  518,715
     2008                               3.18                            1.76                                  554,966
     2007                               2.22                            3.18                                  514,222
     2006                               2.05                            2.22                                  311,891
     2005                               1.35                            2.05                                  368,789
     2004                               1.00                            1.35                                   69,703
     2003                               0.82                            1.00                                   52,892
     2002                               0.87                            0.82                                   47,128
     2001                               1.10                            0.87                                        0

Invesco Energy Fund Class A
Band 125
     2010                            $ 3.00                           $ 3.46                                  935,606
     2009                              2.11                             3.00                                  833,898
     2008                              3.81                             2.11                                  676,747
     2007                              2.66                             3.81                                  335,252
     2006                              2.46                             2.66                                  117,533
     2005                              1.62                             2.46                                   23,062
     2004                              1.20                             1.62                                      469
     2003                              1.07                             1.20                                        0
Band 100
     2010                            $ 3.05                           $ 3.52                                   18,875
     2009                              2.14                             3.05                                   20,999
     2008                              3.86                             2.14                                   16,749
Band 0
     2010                            $ 3.27                           $ 3.81                                   26,621
     2009                              2.27                             3.27                                   20,999
     2008                              4.05                             2.27                                   20,334

Invesco Financial Services Fund Investor Class
Band 125
     2010                            $ 0.51                           $ 0.56                                  290,378
     2009                              0.41                             0.51                                  307,734
     2008                              1.03                             0.41                                  258,646
     2007                              1.36                             1.03                                  222,865
     2006                              1.18                             1.36                                  251,795
     2005                              1.14                             1.18                                   99,628
     2004                              1.06                             1.14                                  224,049
     2003                              0.83                             1.06                                  148,793
     2002                              0.99                             0.83                                   75,375
     2001                              1.03                             0.99                                    3,556

Invesco Financial Services Fund Class A
Band 125
     2010                            $ 0.61                           $ 0.66                                  116,322
     2009                              0.48                             0.61                                   97,638
     2008                              1.23                             0.48                                   44,713
     2007                              1.62                             1.23                                   27,009
     2006                              1.41                             1.62                                    8,040
     2005                              1.36                             1.41                                    2,129
     2004                              1.27                             1.36                                        0
     2003                              1.00 (4/14/2003)                 1.27                                        0
Band 100
     2010                            $ 0.62                           $ 0.68                                   50,811
     2009                              0.49                             0.62                                   48,596
     2008                              1.24                             0.49                                   43,094
Band 0
     2010                            $ 0.66                           $ 0.73                                      276
     2009                              0.52                             0.66                                      590
     2008                              1.30                             0.52                                      917

Invesco Global Equity Class A
Band 125
     2010                            $ 1.24                           $ 1.39                                   94,735
     2009                              0.99                             1.24                                   95,652
     2008                              1.78                             0.99                                   95,992
     2007                              1.71                             1.78                                   88,759
     2006                              1.49 (01/01/2006)                1.71                                2,083,409

Invesco Global Equity Institutional Class
Band 125
     2010                            $ 0.68                           $ 0.77                                  365,161
     2009                              0.54                             0.68                                2,435,634
     2008                              0.91                             0.54                                3,545,307
     2007                              1.00 (5/24/07)                   0.91                                3,818,381


Invesco Global Health Care Fund Class A
Band 125
     2010                            $ 1.38                           $ 1.43                                  239,453
     2009                              1.10                             1.38                                  151,848
     2008                              1.55                             1.10                                   41,678
     2007                              1.41                             1.55                                   32,857
     2006                              1.37                             1.41                                    3,022
Band 100
     2010                            $ 1.40                           $ 1.45                                    9,010
     2009                              1.11                             1.40                                    9,212
     2008                              1.57                             1.11                                    7,202
     2007                              1.42                             1.57                                    2,129
     2006                              1.37                             1.42                                    1,853
     2005                              1.27                             1.37                                        0
     2004                              1.02                             1.27                                        0
     2003                              0.88                             1.02                                        0
     2002                              1.10                             0.88                                        0
     2001                              1.09                             1.10                                        0
Band 0
     2010                            $ 1.50                           $ 1.57                                    1,172
     2009                              1.18                             1.50                                      953
     2008                              1.64                             1.18                                    4,250

Invesco Global Health Care Fund Investor Class
Band 125
     2010                            $ 1.17                           $ 1.20                                  278,035
     2009                              0.93                             1.17                                  272,939
     2008                              1.31                             0.93                                  354,406
     2007                              1.19                             1.31                                  312,033
     2006                              1.16 (01/01/2006)                1.19                                  336,056

Invesco International Growth Fund Institutional Class
Band 125
     2010                            $ 0.97                           $ 1.08                                  833,264
     2009                              0.72                             0.97                                  674,931
     2008                              1.23                             0.72                                  513,771
     2007                              1.08                             1.23                                  531,484
     2006                              1.00 (10/23/2006)                1.08                                        0
Band 0
     2010                            $ 1.00 (10/23/2006)              $ 1.14                                1,852,113

Invesco International Growth Fund Retirement Class
Band 125
     2010                            $ 0.95                           $ 1.05                                  220,873
     2009                              0.71                             0.95                                   86,564
     2008                              1.22                             0.71                                    9,479
     2007                              1.08                             1.22                                        0
     2006                              1.00 (10/23/2006)                1.08                                        0
Band 0
     2010                            $ 1.00 (10/23/2006)              $ 1.10                                   17,295

Invesco Leisure Fund Class A
Band 125
     2010                            $ 1.22                           $ 1.46                                   54,068
     2009                              0.94                             1.22                                   30,943
     2008                              1.66                             0.94                                   37,603
     2007                              1.69                             1.66                                   57,193
     2006                              1.40 (01/01/2006)                1.69                                    9,388

Invesco Mid-Cap Core Equity Fund  Class A
Band 125
     2010                            $ 1.38                           $ 1.54                                2,937,721
     2009                              1.08                             1.38                                2,450,560
     2008                              1.50                             1.08                                1,042,213
     2007                              1.39                             1.50                                  850,065
     2006                              1.26                             1.39                                  896,845
     2005                              1.19                             1.26                                  748,926
     2004                              1.06                             1.19                                  576,403
     2003                              0.84                             1.06                                  299,862
     2002                              1.00                             0.84                                   92,931
Band 0
     2010                            $ 1.00 (05/31/2002)              $ 1.71                                   14,721

Invesco Mid-Cap Core Equity Fund Retirement Class
Band 125
     2010                            $ 1.38                           $ 1.53                                2,742,986
     2009                              1.08                             1.38                                2,202,312
     2008                              1.50                             1.08                                  933,674
     2007                              1.39                             1.50                                  542,372
     2006                              1.29                             1.39                                  585,636
Band 100
     2010                            $ 1.40                           $ 1.56                                   20,516
     2009                              1.09                             1.40                                   20,683
     2008                              1.52                             1.09                                   12,881
     2007                              1.40                             1.52                                    4,143
Band 50
     2010                            $ 1.45                           $ 1.61                                   12,134
     2009                              1.12                             1.45                                      501
Band 0
     2010                            $ 1.49                           $ 1.67                                  133,941
     2009                              1.15                             1.49                                   92,707
     2008                              1.59                             1.15                                   45,310
     2007                              1.45                             1.59                                   17,863
     2006                              1.29                             1.45                                    7,408
     2005                              1.20                             1.29                                  391,507
     2004                              1.07                             1.20                                  132,136
     2003                              1.00                             1.07                                        0


Invesco Small-Cap Growth Fund Class A
Band 125
     2010                             $ 1.22                          $ 1.52                                  437,613
     2009                               0.92                            1.22                                  180,494
     2008                               1.51                            0.92                                  173,270
     2007                               1.38                            1.51                                  168,921
     2006                               1.22                            1.38                                  149,799
     2005                               1.14                            1.22                                   72,139
     2004                               1.08                            1.14                                   32,156
     2003                               0.78                            1.08                                   20,363
     2002                               1.00                            0.78                                       65
Band 0
     2010                             $ 1.00 (05/31/2002)             $ 1.69                                   68,326

Invesco Small-Cap Growth Retirement Class
Band 125
     2010                            $ 1.19                           $ 1.48                                  353,974
     2009                              0.90                             1.19                                  271,805
     2008                              1.49                             0.90                                  280,467
     2007                              1.36                             1.49                                  171,062
     2006                              1.20                             1.36                                   61,799
     2005                              1.13                             1.20                                   28,170
     2004                              1.07                             1.13                                   13,033
     2003                              0.98 (10/01/2003)                1.07                                        0
Band 0
     2010                            $ 1.00 (10/01/2003)              $ 1.62                                      649

Invesco Technology Class A
Band 125
     2010                            $ 1.41                           $ 1.69                                  118,892
     2009                              0.91                             1.41                                  105,920
     2008                              1.65                             0.91                                   43,113
     2007                              1.56                             1.65                                   34,296
     2006                              1.44                             1.56                                   23,198
     2005                              1.43                             1.44                                    7,904
     2004                              1.40                             1.43                                    4,422
     2003                              1.28 (10/01/2003)                1.40                                        0

Invesco Technology Investor Class
Band 125
     2010                            $ 0.68                           $ 0.81                                  281,888
     2009                              0.43                             0.68                                  272,815
     2008                              0.79                             0.43                                  294,546
     2007                              0.74                             0.79                                  243,206
     2006                              0.69                             0.74                                  359,230
     2005                              0.68                             0.69                                  261,489
     2004                              0.67                             0.68                                  265,178
     2003                              0.47                             0.67                                  183,900
     2002                              0.91                             0.47                                  159,525
     2001                              1.28                             0.91                                      914
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Advisor Forty Fund Retirement Class
Band 125
     2010                            $ 1.27                           $ 1.33                           2,641,291
     2009                              0.90                             1.27                           1,917,064
     2008                              1.64                             0.90                           1,341,695
     2007                              1.22                             1.64                             476,508
     2006                              1.13                             1.22                             224,873
     2005                              1.00 (5/20/2005)                 1.13                               4,181
Band 100
     2010                            $ 1.29                           $ 1.35                              21,104
     2009                              0.91                             1.29                              42,263
     2008                              1.65                             0.91                              34,642
Band 0
     2010                            $ 1.35                           $ 1.42                               7,975
     2009                              0.94                             1.35                                 549

Janus Advisor Growth & Income Fund Retirement Class
Band 125
     2010                            $ 0.94                           $ 1.00                             180,253
     2009                              0.69                             0.94                             135,942
     2008                              1.26                             0.69                              50,795
     2007                              1.19                             1.26                              72,066
     2006                              1.15                             1.19                              17,604
Band 50
     2010                            $ 0.97                           $ 1.05                             500,556
     2009                              0.71                             0.97                             497,642
     2008                              1.29                             0.71                             427,537
     2007                              1.20                             1.29                             508,005
     2006                              1.13                             1.20                             484,971
     2005                              1.00 (5/20/2005)                 1.13                             180,358

Janus Adviser Intech Risk Managed Growth Class S
Band 125
     2010                            $ 1.07                           $ 1.25                           5,246,317
     2009                              0.82                             1.07                           5,231,380
     2008                              1.45                             0.82                           4,967,499
     2007                              1.33                             1.45                           5,517,010
     2006                              1.26                             1.33                           5,756,092
     2005                              1.19                             1.26                              26,577
     2004                              1.07                             1.19                                   0
     2003                              1.00 (9/15/2003)                 1.07                                   0


Janus Aspen Flexible Bond Institutional  Class
Band 125
     2010                            $ 1.98                           $ 2.11                          11,750,979
     2009                              1.77                             1.98                          11,186,182
     2008                              1.69                             1.77                          11,226,567
     2007                              1.60                             1.69                           9,952,575
     2006                              1.56                             1.60                          10,358,363
     2005                              1.54                             1.56                          10,936,764
     2004                              1.50                             1.54                          10,737,951
     2003                              1.43                             1.50                          10,695,429
     2002                              1.31                             1.43                           9,258,998
     2001                              1.23                             1.31                           6,419,285
     2000                              1.17                             1.23                           5,236,802
Band 0
     2008                            $ 1.94                           $ 2.05                               6,247

Janus Aspen Perkins Mid Cap Value Portfolio Class S
Band 125
     2010                            $ 1.02                           $ 1.16                             953,008
     2009                              0.78                             1.02                           4,155,752
     2008                              1.09                             0.78                             253,189
     2007                              1.03                             1.09                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0
Band 0
     2010                            $ 1.00 (10/23/2006)              $ 1.23                              55,902

Janus Aspen Worldwide Portfolio Class Institutional
Band 125
     2010                            $ 1.38                           $ 1.57                          10,240,529
     2009                              1.01                             1.38                          11,551,751
     2008                              1.85                             1.01                          12,608,660
     2007                              1.71                             1.85                          13,984,817
     2006                              1.47                             1.71                          17,073,458
     2005                              1.40                             1.47                          30,895,367
     2004                              1.35                             1.40                          35,730,498
     2003                              1.11                             1.35                          35,860,493
     2002                              1.50                             1.11                          34,123,387
     2001                              1.96                             1.50                          32,859,993

Janus Perkins Mid Cap Value Class A
Band 125
     2010                            $ 1.00 (05/27/2010)             $ 1.11                            3,907,363

Janus Perkins Mid-Cap Value Class R
Band 125
     2010                            $ 1.02                           $ 1.15                           1,975,053
     2009                              0.78                             1.02                           1,100,820
     2008                              1.10                             0.78                             200,230
     2007                              1.04                             1.10                                   0
     2006                              1.00 (10/23/2006)                1.04                                   0
Band 100
     2010                            $ 1.03                           $ 1.16                               3,629
     2009                              0.79                             1.03                               2,410
     2008                              1.10                             0.79                                 598
Band 50
     2010                            $ 1.04                           $ 1.18                              19,558
     2009                              0.80                             1.04                               1,898
Band 0
     2010                            $ 1.06                           $ 1.21                              34,837
     2009                              0.81                             1.06                               4,070

Janus Perkins Small Company Value Class S
Band 125
     2010                            $ 1.33                           $ 1.54                             684,370
     2009                              0.98                             1.33                             362,822
     2008                              1.50                             0.98                             287,793
     2007                              1.60                             1.50                              82,033
     2006                              1.33                             1.60                              31,334
     2005                              1.27                             1.33                               2,594
     2004                              1.10                             1.27                                   0
     2003                              1.00 (9/15/2003)                 1.10                                   0
Band 25
     2010                            $ 1.41                           $ 1.66                             147,203
     2009                              1.03                             1.41                             114,211
     2008                              1.56                             1.03                              63,587
Band 0
     2010                            $ 1.00 (09/15/03)                $ 1.69                               3,919
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Classic Stock Fund Class A
Band 125
     2010                            $ 1.00                           $ 1.15                               2,423

Lord Abbett Classic Stock Fund Class R3
Band 125
     2010                            $ 1.00                           $ 1.15                              50,609

Lord Abbett Developing Growth Class P
Band 125
     2010                            $ 1.25                           $ 1.69                             382,129
     2009                              0.87                             1.25                             516,768
     2008                              1.67                             0.87                             264,576
     2007                              1.25                             1.67                             107,226
     2006                              1.14 (01/01/2006)                1.25                              23,814
Band 100
     2010                            $ 1.27                           $ 1.72                              37,783
     2009                              0.87                             1.27                              51,522
     2008                              1.68                             0.87                              33,884
     2007                              1.25                             1.68                              35,681
     2006                              1.14                             1.25                              66,056
Band 25
     2010                            $ 1.32                           $ 1.80                             210,432
     2009                              0.90                             1.32                             164,941
     2008                              1.72                             0.90                              82,239

Band 0
     2010                            $ 1.34                           $ 1.82                             229,549
     2009                              0.91                             1.34                             216,865
     2008                              1.73                             0.91                             200,072
     2007                              1.28                             1.73                             331,988
     2006                              1.15                             1.28                             276,020

Lord Abbett Developing Growth Class R3
Band 125
     2010                            $ 0.77                           $ 1.03                             793,983
     2009                              0.53                             0.77                             152,060
     2008                              1.02                             0.53                              22,594

Lord Abbett Mid-Cap Value Class P
Band 125
     2010                            $ 0.89                           $ 1.11                              28,756
     2009                              0.71                             0.89                              12,229
     2008                              1.20                             0.71                               7,534
     2007                              1.21                             1.20                               7,144
     2006                              1.09                             1.21                               5,423
     2005                              1.02                             1.09                               2,177
     2004                              1.00 (12/13/2004)                1.02                                   0

Lord Abbett Growth Opportunities Class P
Band 125
     2010                            $ 1.18                           $ 1.43                              80,768
     2009                              0.82                             1.18                              68,741
     2008                              1.35                             0.82                              47,943
     2007                              1.13                             1.35                               4,986
     2006                              1.08 (01/01/2006)                1.13                                 908

Lord Abbett Growth Opportunities Class R3
Band 125
     2010                            $ 0.89                           $ 1.09                             242,602
     2009                              0.62                             0.89                               2,434
     2008                              1.02                             0.62                                  69
Band 0
     2010                            $ 1.00 (11/02/2007)              $ 1.13                               1,156

Lord Abbett Mid Cap Value Fund Class R3
Band 125
     2010                            $ 1.00                           $ 1.59                               5,249

Lord Abbett Small-Cap Blend Class P
Band 125
     2010                            $ 1.06                           $ 1.18                           2,321,965
     2009                              0.87                             1.06                           4,372,423
     2008                              1.32                             0.87                           3,789,643
     2007                              1.22                             1.32                           1,432,816
     2006                              1.16                             1.22                           1,222,280
     2005                              1.04                             1.16                             267,565
     2004                              1.00 (12/13/2004)                1.04                                   0
Band 100
     2010                            $ 1.00 (12/13/2004)              $ 1.20                                 306
Band 0
     2010                            $ 1.12                           $ 1.27                             239,536
     2009                              0.91                             1.12                             197,992
     2008                              1.37                             0.91                             167,549
     2007                              1.25                             1.37                              89,113

Lord Abbett Small-Cap Blend Class R3
Band 125
     2010                            $ 1.22                           $ 1.36                               8,642
     2009                              1.00 (05/01/09)                  1.22                                  41

Lord Abbett Small-Cap Value Class R3
Band 125
     2010                            $ 1.26                           $ 1.57                              90,785
     2009                              1.00 (05/01/09)                  1.26                                 880

Lord Abbett Small-Cap Value Class P
Band 125
     2010                            $ 1.30                           $ 1.62                             220,695
     2009                              1.01                             1.30                             162,364
     2008                              1.49                             1.01                             130,653
     2007                              1.37                             1.49                             100,815
     2006                              1.15                             1.37                              99,585
     2005                              1.03                             1.15                              64,939
     2004                              1.00 (12/13/2004)                1.03                                   0

Lord Abbett Value Opportunities Fund Class A
Band 125
     2010                            $ 1.00 (12/17/2009)              $ 1.25                             265,481

Lord Abbett Value Opportunities Fund Class R3
Band 125
     2010                            $ 1.02                           $ 1.25                              90,946
     2009                              1.00 (12/17/2009)                1.02                                   0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Managers Cadence Capital Appreciation Fund Retirement Class
Band 125
     2010                            $ 1.05                           $ 1.19                                  187,341
     2009                              0.87                             1.05                                  288,671
     2008                              1.54                             0.87                                1,822,272
     2007                              1.34                             1.54                                1,508,543
     2006                              1.27                             1.34                                1,479,219
     2005                              1.18                             1.27                                  114,696
     2004                              1.07                             1.18                                    1,210
     2003                              1.01 (10/01/2003)                1.07                                        0
Band 100
     2010                            $ 1.06                           $ 1.22                                      148
     2009                              0.88                             1.06                                      121
     2008                              1.56                             0.88                                       84

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Managers Cadence Mid-Cap Fund Retirement Class
Band 125
     2010                            $ 0.82                           $ 1.02                                   13,719
     2009                              0.66                             0.82                                    5,828
     2008                              1.21                             0.66                                       23
     2007                              1.01                             1.21                                        0
     2006                              1.00 (10/23/2006)                1.01                                        0

Band 100
     2010                            $ 0.82                           $ 1.03                                   31,742
     2009                              0.67                             0.82                                   28,306
     2008                              1.22                             0.67                                   24,545

Band 0
     2010                            $ 0.85                           $ 1.07                                    6,742
     2009                              0.68                             0.85                                    5,993
     2008                              1.23                             0.68                                      907

Manning & Napier Pro-Blend Class A
Band 125
     2010                            $ 1.10                           $ 1.19                             229,862
     2009                              1.01                             1.10                              21,385
     2008                              1.07                             1.01                               1,264
     2007                              1.02                             1.07                                 246
     2006                              1.00 (10/23/2006)                1.02                                   0

Manning & Napier Pro-Blend Extended Term Series Class A
Band 125
     2010                            $ 0.99                           $ 1.10                             357,856
     2009                              0.81                             0.99                             290,859
     2008                              1.09                             0.81                             132,265
     2007                              1.03                             1.09                             149,458
     2006                              1.00 (10/23/2006)                1.03                                   0

Manning & Napier Pro-Blend Maximum Term Series Class A
Band 125
     2010                            $ 0.93                           $ 1.05                              96,990
     2009                              0.69                             0.93                              67,929
     2008                              1.09                             0.69                              10,482
     2007                              1.04                             1.09                                   0
     2006                              1.00 (10/23/2006)                1.04                                   0

Manning & Napier Pro-Blend Moderate Term Series Class A
Band 125
     2010                            $ 1.02                           $ 1.12                           8,031,815
     2009                              0.87                             1.02                             463,779
     2008                              1.08                             0.87                             119,249
     2007                              1.03                             1.08                              73,358
     2006                              1.00 (10/23/2006)                1.03                                   0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Marshall Mid-Cap Value Investor Class
Band 125
     2010                            $ 0.84                           $ 1.01                              69,459
     2009                              0.62                             0.84                               5,438
     2008                              1.00                             0.62                                   0
     2007                              1.00 (11/12/07)                  1.00                                   0

Marshall Mid-Cap Growth Investor Class
Band 125
     2010                            $ 0.80                           $ 1.03                             706,917
     2009                              0.60                             0.80                              24,951
     2008                              1.03                             0.60                                   0
     2007                              1.00 (11/12/07)                  1.03                                   0

Marshall Small-Cap Growth Investor Class
Band 125
     2010                            $ 0.81                           $ 1.08                           3,402,048
     2009                              0.56                             0.81                              30,179
     2008                              0.98                             0.56                              12,348
Band 50
     2010                            $ 1.00 (11/12/2007)              $ 1.11                              10,319
Band 0
     2010                            $ 1.00 (11/12/2007)              $ 1.12                              10,460

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Class A
Band 125
     2010                            $ 1.95                           $ 2.35                           2,891,837
     2009                              1.34                             1.95                           2,923,739
     2008                              2.42                             1.34                           1,917,239
     2007                              2.25                             2.42                           1,913,650
     2006                              1.80                             2.25                           1,902,033
     2005                              1.51                             1.80                           1,076,469
     2004                              1.23                             1.51                             567,025
     2003                              0.84                             1.23                             253,507


MFS International New Discovery Fund Class R2
Band 125
     2010                            $ 1.02                           $ 1.22                               1,941
     2009                              1.00 (12/17/2009)                1.02                                   0

MFS Mid-Cap Growth Class A
Band 125
     2010                            $ 0.82                           $ 1.04                              53,048
     2009                              0.59                             0.82                               9,553
     2008                              1.22                             0.59                               6,493
     2007                              1.12                             1.22                             102,679
     2006                              1.11                             1.12                              76,536
     2005                              1.10                             1.11                              62,270
     2004                              0.97                             1.10                              46,360
     2003                              0.72                             0.97                              11,263
     2002                              1.00                             0.72                               3,380

MFS Mass Investors Growth Stock Class R3
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.17                            2,579,892

MFS Utilities Fund Class R2
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.19                                3,567

MFS Value Class A
Band 125
     2010                            $ 1.24                           $ 1.36                           3,874,016
     2009                              1.04                             1.24                           2,289,977
     2008                              1.57                             1.04                           1,200,752
     2007                              1.48                             1.57                             867,352
     2006                              1.24                             1.48                             550,143
     2005                              1.18                             1.24                             111,238
     2004                              1.04                             1.18                               2,093
     2003                              0.84                             1.04                               1,114
     2002                              1.00 (06/01/02)                  0.84                                   0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Focus Class Advisor
Band 125
     2010                            $ 0.94                           $ 1.04                              51,136
     2009                              0.74                             0.94                              30,261
     2008                              1.28                             0.74                              27,110
     2007                              1.22                             1.28                              14,638
     2006                              1.10                             1.22                              12,385
     2005                              1.12                             1.10                                 865
     2004                              1.00 (12/13/2004)                1.12                                   0

Neuberger Berman Partners Class Advisor
Band 125
     2010                            $ 1.03                           $ 1.17                           2,258,042
     2009                              0.67                             1.03                           2,508,719
     2008                              1.42                             0.67                           2,728,215
     2007                              1.31                             1.42                           2,020,623
     2006                              1.18                             1.31                           1,641,378
     2005                              1.01                             1.18                             256,671
     2004                              1.00 (12/13/2004)                1.01                                   0
Band 100
     2010                            $ 1.05                           $ 1.19                               4,858
     2009                              0.68                             1.05                              19,550
     2008                              1.43                             0.68                              19,457
Band 0
     2010                            $ 1.10                           $ 1.26                             406,801
     2009                              0.71                             1.10                             335,343
     2008                              1.48                             0.71                             177,873

Neuberger Berman Small-Cap Growth Class Advisor
Band 125
     2010                            $ 1.07                           $ 1.27                             810,349
     2009                              0.89                             1.07                             898,145
     2008                              1.56                             0.89                             831,570
     2007                              1.25                             1.56                             602,747
     2006                              1.18                             1.25                              35,007
     2005                              1.04                             1.18                                 497
     2004                              1.00 (12/13/2004)                1.04                                   0
Band 0
     2010                            $ 1.14                           $ 1.37                              15,774
     2009                              0.93                             1.14                              11,029
     2008                              1.62                             0.93                                 522
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Nuveen Mid-Cap Growth Opportunities Class A
Band 125
     2010                            $ 0.91                           $ 1.15                            350,204
     2009                              0.63                             0.91                            306,492
     2008                              1.18                             0.63                            278,133
     2007                              1.02                             1.18                            329,428
     2006                              1.00 (10/23/2006)                1.02                                  0

Nuveen Mid-Cap Growth Opportunities Retirement Class
Band 125
     2010                            $ 0.90                           $ 1.13                               4,477
     2009                              0.63                             0.90                               5,204
     2008                              1.18                             0.63                               2,063
     2007                              1.02                             1.18                                   0
     2006                              1.00 (10/23/2006)                1.02                                   0

Nuveen Mid-Cap Value Class  A
Band 125
     2010                            $ 0.84                           $ 1.00                              94,345
     2009                              0.66                             0.84                              83,649
     2008                              1.06                             0.66                             109,710
     2007                              1.03                             1.06                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0


NuveenMid-Cap Value Retirement Class
Band 125
     2010                            $ 0.84                           $ 0.99                              57,902
     2009                              0.66                             0.84                              52,072
     2008                              1.06                             0.66                               5,092
     2007                              1.03                             1.06                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0


Nuveen Mid-Cap Index Retirement Class
Band 125
     2010                            $ 0.84                           $ 1.04                           1,524,930
     2009                              0.62                             0.84                             749,704
     2008                              0.99                             0.62                             214,581
Band 50
   2010                              $ 1.00                           $ 1.06                               3,003
Band 0
   2010                              $ 1.00                           $ 1.08                               3,474

Nuveen Real Estate Securities Fund Class A
Band 125
   2010                              $ 1.03                           $ 1.32                             313,580
   2009                                1.00 (12/17/2009)                1.03                                   0


Nuveen Real Estate Securities Fund Class R3
Band 125
   2010                              $ 1.03                           $ 1.32                             221,292
   2009                                1.00 (12/17/2009)                1.03                                   0
Band 0
   2010                              $ 1.03                           $ 1.33                              72,767
   2009                                1.00 (12/17/2009)                1.03                                   0


Nuveen Small-Cap Index Retirement Class
Band 125
     2010                            $ 0.79                           $ 0.98                           1,012,978
     2009                              0.63                             0.79                             610,330
     2008                              0.97                             0.63                             296,321
Band 50
     2010                            $ 1.00                           $ 1.01                                 711
Band 0
     2010                            $ 0.81                           $ 1.02                             134,179
     2009                              0.64                             0.81                               4,036
     2008                              0.97                             0.64                                   0
     2007                              1.00 (11/12/2007)                0.97                                   0


Nuveen Small-Cap Select Class A
Band 125
     2010                            $ 0.85                           $ 1.03                             528,219
     2009                              0.63                             0.85                             521,721
     2008                              0.96                             0.63                             436,614
     2007                              1.03                             0.96                             568,304
     2006                              1.00 (10/23/2006)                1.03                                   0

Nuveen Small-Cap Select Retirement Class
Band 125
     2010                            $ 0.84                           $ 1.02                             181,333
     2009                              0.62                             0.84                              45,936
     2008                              0.96                             0.62                              13,813
     2007                              1.03                             0.96                              42,572
     2006                              1.00 (10/23/2006)                1.03                                   0

Nuveen Small-Cap Value Class A
Band 125
     2010                            $ 0.77                           $ 0.98                              50,626
     2009                              0.66                             0.77                              47,170
     2008                              0.95                             0.66                              67,440
     2007                              1.03                             0.95                                 140
     2006                              1.00 (10/23/2006)                1.03                                   0

Nuveen Small-Cap Value Retirement Class
Band 125
     2010                            $ 0.77                           $ 0.97                              12,134
     2009                              0.00                             0.77                              33,534
     2008                              0.95                             0.00                                   0
     2007                              1.03                             0.95                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0
Band 50
     2010                            $ 0.78                           $ 1.00                              20,056
     2009                              0.67                             0.78                                   0
     2008                              0.96                             0.67                                   0
     2007                              1.03                             0.96                                   0
     2006                              1.00 (12/23/2006)                1.03                                   0


Nuveen Strategic Growth Allocation Class A
Band 0
     2010                            $ 0.99                            $ 1.11                            999,214

Nuveen Strategic Growth Allocation Retirement Class
Band 125
     2010                            $ 0.95                           $ 1.05                             139,506
     2009                              0.00                             0.95                             108,176
     2008                              1.10                             0.00                                   0
     2007                              1.02                             1.10                                   0
     2006                              1.00 (10/23/2006)                1.02                                   0
Band 0
     2010                            $ 1.00                           $ 1.10                               8,505

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Old Mutual Focused Fund Class A
Band 125
     2010                            $ 1.02                            $ 1.10                              7,916
     2009                              1.00 (12/17/2009)                 1.02                                  0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund Class A
Band 125
     2010                            $ 1.03                           $ 1.29                             616,057
     2009                              1.00 (12/17/2009)                1.03                                   0

Oppenheimer Developing Markets Fund Class N
Band 125
     2010                            $ 2.02                           $ 2.53                           5,061,527
     2009                              1.13                             2.02                           4,180,496
     2008                              2.21                             1.13                           2,855,914
     2007                              1.68                             2.21                           2,744,935
     2006                              1.36                             1.68                           2,533,748
     2005                              1.00 (5/20/2005)                 1.36                             235,406
Band 50
     2010                            $ 1.00 (05/20/2005)             $ 2.64                                1,023
Band 0
     2010                            $ 1.00 (05/20/2005)             $ 2.71                              141,579

Oppenheimer Global Fund Class N
Band 125
     2010                           $ 1.11                           $ 1.26                              305,594
     2009                             0.81                             1.11                             262,655
     2008                             1.39                             0.81                             168,585
     2007                             1.34                             1.39                             493,518
     2006                             1.19 (01/01/2006)                1.34                             529,270
Band 50
     2010                            $ 1.15                          $ 1.32                             616,340
     2009                              0.83                            1.15                             477,424
     2008                              1.42                            0.83                             413,502
     2007                              1.35                            1.42                             338,117
     2006                              1.19                            1.35                             299,492
Band 0
     2010                            $ 1.18                           $ 1.36                             567,286
     2009                              0.85                             1.18                             525,746
     2008                              1.44                             0.85                             405,607
     2007                              1.37                             1.44                             342,019
     2006                              1.20                             1.37                             283,770

Oppenheimer Global Strategic Income Class A
Band 125
     2010                            $ 1.03                           $ 1.18                             210,386
     2009                              0.85                             1.03                             214,559
     2008                              1.03                             0.85                             201,573
Band 25
     2010                            $ 1.05                           $ 1.22                             479,512
     2009                              0.87                             1.05                             488,168
     2008                              1.04                             0.87                             296,467

Oppenheimer Global Strategic Income Class N
Band 125
     2010                            $ 1.02                           $ 1.16                           1,342,985
     2009                              0.85                             1.02                             870,587
     2008                              1.03                             0.85                             164,493
Band 0
     2010                            $ 1.05                           $ 1.21                              33,722
     2009                              0.87                             1.05                              58,529
     2008                              1.04                             0.87                                   0
     2007                              1.00 (5/24/2007)                 1.04                                   0

Oppenheimer Gold & Special Class A
Band 125
     2010                            $ 1.05                           $ 1.60                              27,308
     2009                              1.00 (12/17/2009)                1.05                                   0


Oppenheimer Gold & Special Class N
Band 125
     2010                            $ 1.05                           $ 1.59                             530,535
     2009                              1.00 (12/17/2009)                1.05                                   0
Band 100
     2010                            $ 1.05                           $ 1.59                              37,392
     2009                              1.00 (12/17/2009)                1.05                                   0

Oppenheimer International Bond Fund Class N
Band 125
     2010                            $ 1.34                           $ 1.41                           4,992,136
     2009                              1.20                             1.34                           3,646,560
     2008                              1.23                             1.20                           2,779,557
     2007                              1.19                             1.23                           1,566,078
     2006                              1.08                             1.19                             710,394
     2005                              1.00 (5/20/2005)                 1.08                               3,034
Band 0
     2010                            $ 1.42                           $ 1.52                             214,086
     2009                              1.25                             1.42                              83,873
     2008                              1.27                             1.25                              84,284
     2007                              1.21                             1.27                              23,347

Oppenheimer International Growth Class A
Band 125
     2010                            $ 0.76                           $ 0.86                              99,370
     2009                              0.56                             0.76                              36,372
     2008                              0.97                             0.56                                 469

Oppenheimer International Growth Class N
Band 125
     2010                            $ 0.75                           $ 0.85                             636,919
     2009                              0.56                             0.75                             274,442
     2008                              0.97                             0.56                              62,541

Oppenheimer International Small Company Fund Class N
Band 125
     2010                            $ 1.50                           $ 2.03                             940,747
     2009                              0.69                             1.50                           1,191,549
     2008                              2.06                             0.69                             703,663
     2007                              1.72                             2.06                             726,110
     2006                              1.28                             1.72                             443,730
     2005                              1.00 (5/20/2005)                 1.28                               3,097

Oppenheimer Main Street  Select Class N
Band 125
     2010                            $ 0.98                           $ 1.12                             522,997
     2009                              0.75                             0.98                             510,547
     2008                              1.24                             0.75                             409,886
     2007                              1.22                             1.24                             435,372
     2006                              1.08                             1.22                             221,714
     2005                              1.00 (5/20/2005)                 1.08                               2,741

Oppenheimer Main Street Small & Mid Cap Fund Class A
Band 125
     2010                             $ 0.46                          $ 0.56                           3,910,277
     2009                               0.34                            0.46                           3,986,237
     2008                               0.55                            0.34                           2,823,893
     2007                               0.57                            0.55                           2,840,126
     2006                               1.00 (10/23/2006)               0.57                                   0

Oppenheimer Main Street Small & Mid Cap Fund Class N
Band 125
     2010                            $ 0.45                           $ 0.55                           2,442,279
     2009                              0.33                             0.45                           1,673,048
     2008                              0.55                             0.33                           1,072,143
     2007                              0.57                             0.55                             229,267
     2006                              1.00 (10/23/2006)                0.57                                   0
Band 100
     2010                            $ 0.45                           $ 0.55                              26,774
     2009                              0.34                             0.45                              23,018
     2008                              0.55                             0.34                              20,000
     2007                              0.57                             0.55                                   0
     2006                              1.00 (10/23/2006)                0.57                                   0
Band 0
     2010                            $ 0.47                           $ 0.58                             140,052
     2009                              0.34                             0.47                             155,770
     2008                              0.56                             0.34                             125,593
     2007                              0.57                             0.56                              53,704

Oppenheimer Small & Mid-Cap Value Fund Class N
Band 125
     2010                            $ 0.99                           $ 1.17                           2,890,372
     2009                              0.69                             0.99                           3,519,603
     2008                              1.40                             0.69                           2,627,934
     2007                              1.31                             1.40                           2,768,356
     2006                              1.14 (10/23/2006)                1.31                             999,241

Oppenheimer Value Fund Class A
Band 125
     2010                            $ 0.75                            $ 0.85                              6,931
     2009                              0.57                              0.75                                  0
     2008                              0.99                              0.57                                  0
     2007                              1.00 (11/12/2007)                 0.99                                  0


Oppenheimer Value Class N
Band 125
     2010                            $ 0.75                           $ 0.85                             547,805
     2009                              0.57                             0.75                             349,444
     2008                              0.99                             0.57                              87,958
Band 0
     2010                            $ 0.77                           $ 0.88                              22,614
     2009                              0.58                             0.77                                   0
     2008                              0.99                             0.58                                   0
     2007                              1.00 (11/12/2007)                0.99                                   0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Pax World Balanced Retirement Class
Band 125
     2010                            $ 1.18                           $ 1.30                             620,302
     2009                              1.00 (05/01/09)                  1.18                             583,028
Band 0
     2010                            $ 1.19                           $ 1.33                             275,327
     2009                              1.00 (05/01/2009)                1.19                                   0

Pax World Global Green  Individual Class
Band 125
     2010                            $ 1.29                           $ 1.42                               6,208
     2009                              1.00 (05/01/09)                  1.29                               6,062

Pax World Global Green Retirement Class
Band 125
     2010                            $ 1.29                           $ 1.42                             122,605
     2009                              1.00 (05/01/09)                  1.29                              75,513

Band 0
     2010                            $ 1.30                           $ 1.45                               2,241
     2009                              1.00 (05/01/09)                  1.30                                 406

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
PIMCO High Yield  Administrative Class
Band 125
     2010                            $ 1.56                           $ 1.76                           3,640,277
     2009                              1.10                             1.56                           2,716,640
     2008                              1.46                             1.10                           2,738,463
     2007                              1.43                             1.46                           4,006,402
     2006                              1.33                             1.43                           3,158,179
     2005                              1.29                             1.33                             203,927
     2004                              1.20                             1.29                              22,555
     2003                              0.98                             1.20                                   0
     2002                              1.00 (6/01/2002)                 0.98                                   0
Band 0
     2010                            $ 1.00 (06/01/2002)              $ 1.96                             235,432

PIMCO High Yield Retirement Class
Band 125
     2010                            $ 1.35                           $ 1.52                           1,246,070
     2009                              0.96                             1.35                           1,041,692
     2008                              1.28                             0.96                             764,134
     2007                              1.26                             1.28                             590,480
     2006                              1.17                             1.26                             571,898
     2005                              1.14                             1.17                             234,537
     2004                              1.06                             1.14                              47,551
     2003                              1.01 (10/01/2003)                 1.06                                  0
Band 100
     2010                            $ 1.38                           $ 1.55                              22,441
     2009                              0.97                             1.38                              20,626
     2008                              1.29                             0.97                              18,736
Band 50
     2010                            $ 1.42                           $ 1.60                             149,690
     2009                              1.00                             1.42                             117,077
     2008                              1.32                             1.00                             101,346
     2007                              1.29                             1.32                              86,486
Band 0
     2010                            $ 1.46                           $ 1.66                              39,868
     2009                              1.02                             1.46                              17,437

PIMCO Real Return Administrative Class
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.03                               1,672

PIMCO Real Return Retirement Class
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.03                                 167

PIMCO Total Return Administrative Class
Band 125
     2010                            $ 1.24                           $ 1.33                          30,193,538
     2009                              1.11                             1.24                          16,339,829
     2008                              1.07                             1.11                           9,428,320
     2007                              1.00 (5/24/07)                   1.07                           6,760,078
Band 0
     2010                            $ 1.00 (05/24/2007)              $ 1.39                           1,368,629


PIMCO Total Return Retirement Class
Band 125
     2010                            $ 1.32                           $ 1.41                          14,233,628
     2009                              1.18                             1.32                           8,336,507
     2008                              1.15                             1.18                           3,643,842
     2007                              1.08                             1.15                           1,373,463
     2006                              1.05                             1.08                           6,858,795
Band 100
     2010                            $ 1.34                           $ 1.44                              86,483
     2009                              1.20                             1.34                              65,536
     2008                              1.16                             1.20                              64,561
     2007                              1.08                             1.16                              15,984
     2006                              1.06                             1.08                               6,441
     2005                              1.05                             1.06                                   0
     2004                              1.01                             1.05                                   0
     2003                              1.00 (10/01/2003)                1.01                                   0
Band 50
     2010                            $ 1.00 (10/01/2003)              $ 1.49                              13,235
Band 0
     2010                            $ 1.43                           $ 1.54                             473,728
     2009                              1.26                             1.43                             245,381
     2008                              1.21                             1.26                               8,127
     2007                              1.12                             1.21                               6,876


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Pioneer Bond Fund Retirement Class
Band 125
     2010                            $ 1.17                           $ 1.26                             752,895
     2009                              1.01                             1.17                             747,238
     2008                              1.07                             1.01                             537,299
     2007                              1.03                             1.07                             288,335
     2006                              1.01 (01/01/2006)                1.03                              51,008

Pioneer Emerging Markets Class A
Band 125
     2010                            $ 1.10                           $ 1.26                             826,823
     2009                              0.64                             1.10                             678,046
     2008                              1.59                             0.64                             365,862
     2007                              1.13                             1.59                             166,997
     2006                              1.00 (10/24/2006)                1.13                                   0
Band 0
     2010                            $ 1.14                           $ 1.33                              50,198
     2009                              0.66                             1.14                              50,157
     2008                              1.61                             0.66                               2,494

Pioneer Equity Income Class  A
Band 125
     2010                            $ 0.74                           $ 0.87                              8,330
     2009                              0.68                             0.74                              3,190

Pioneer Equity Income Retirement Class
Band 125
     2010                            $ 0.74                           $ 0.87                           1,263,466
     2009                              0.68                             0.74                            807,034
     2008                              0.98                             0.68                                616
Band 0
     2010                            $ 0.76                           $ 0.90                             63,152
     2009                              0.68                             0.76                             67,742

Pioneer Fund Class  Retirement Class
Band 125
     2010                            $ 0.95                           $ 1.08                            404,447
     2009                              0.77                             0.95                            321,257
     2008                              1.19                             0.77                             76,190
     2007                              1.16                             1.19                            114,561
     2006                              1.08 (01/01/2006)                1.16                             20,803

Pioneer Fund VCT Portfolio Institutional Class
Band 125
     2010                            $ 1.17                           $ 1.35                          3,265,727
     2009                              0.95                             1.17                          3,364,703
     2008                              1.46                             0.95                          3,541,380
     2007                              1.41                             1.46                          3,557,248
     2006                              1.23                             1.41                          4,397,803
     2005                              1.17                             1.23                          5,368,751
     2004                              1.10                             1.17                          6,289,040
     2003                              0.89                             1.10                          5,994,350
     2002                              1.22                             0.89                          5,460,849
     2001                              1.36                             1.22                          4,874,658

Pioneer Fund Growth Opportunities VCT Institutional Class
Band 125
     2010                            $ 1.60                           $ 1.90                          6,585,204
     2009                              1.12                             1.60                          6,891,974
     2008                              1.76                             1.12                          6,992,977
     2007                              1.86                             1.76                          9,469,091
     2006                              1.78                             1.86                         12,120,267
     2005                              1.69                             1.78                         14,203,577
     2004                              1.40                             1.69                         15,119,508
     2003                              0.99                             1.40                         13,466,958
     2002                              1.61                             0.99                         12,304,684
     2001                              1.36                             1.61                         11,410,141

Pioneer High-Yield Fund Retirement Class
Band 125
     2010                            $ 1.21                           $ 1.40                            663,823
     2009                              0.76                             1.21                            732,740
     2008                              1.22                             0.76                            343,865
     2007                              1.16                             1.22                            254,402
     2006                              1.07                             1.16                             40,798
Band 100
     2010                            $ 1.22                           $ 1.42                             72,167
     2009                              0.76                             1.22                             65,637
     2008                              1.23                             0.76                             69,705
     2007                              1.16                             1.23                             74,343
     2006                              1.07                             1.16                             64,640
Band 50
     2010                            $ 1.25                           $ 1.46                            139,954
     2009                              0.78                             1.25                            151,698
     2008                              1.24                             0.78                            137,574
     2007                              1.17                             1.24                            110,969
     2006                              1.06                             1.17                             90,523
     2005                              1.00 (5/20/2005)                 1.06                              1,839

Pioneer Mid-Cap Value Retirement Class
Band 125
     2010                            $ 0.97                           $ 1.13                            749,218
     2009                              0.79                             0.97                            937,314
     2008                              1.21                             0.79                            764,126
     2007                              1.17                             1.21                            719,850
     2006                              1.06                             1.17                            583,803
     2005                              1.00 (5/20/2005)                 1.06                             68,685

Pioneer Oak Ridge Large-Cap Growth Retirement Class
Band 125
     2010                            $ 0.93                           $ 0.99                              8,119
     2009                              1.17                             0.93                              5,772
     2007                              1.10                             1.17                                351
     2006                              1.09 (01/01/2006)                1.10                                  0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Prudential Financial Services Fund Class A
Band 125
     2010                            $ 1.02                          $ 1.19                           $  11,141
     2009                              1.00 (12/17/2009)               1.02                                   0


Prudential Global Real Estate Class A
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.21                             14,680

Prudential Global Real Estate Class Z
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.21                            122,878

Prudential High-Yield Class A
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.11                             24,381

Prudential High-Yield Class Z
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.11                            485,089

Prudential Jennison 20/20 Focus Class A
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.16                             11,571
Prudential Jennison Health Sciences Fund Class A
Band 125
     2010                            $ 1.03                           $ 1.21                             15,814
     2009                              1.00 (12/17/2009)                1.03                                  0


Prudential Jennison Mid Cap Growth Fund Class A
Band 125
    2010                             $ 1.02                           $ 1.20                            125,190
    2009                               1.00 (12/17/2009)                1.02                                  0


Prudential Jennison Mid Cap Growth Fund Class Z
Band 125
    2010                             $ 1.02                           $ 1.21                          2,366,801
    2009                               1.00 (12/17/2009)                1.02                                  0

Prudential Jennison Natural Resources Fund Class A
Band 125
    2010                             $ 1.04                           $ 1.31                             14,085
    2009                               1.00 (12/17/2009)                1.04                                  0

Prudential Jennison Natural Resources Fund Class Z
Band 125
    2010                             $ 1.04                           $ 1.31                            111,988
    2009                               1.00 (12/17/2009)                1.04                                  0

Prudential Total Return Bond Class A
Band 125
    2010                             $ 1.00 (05/27/2010)              $ 1.05                             46,005


Russell Emerging Markets Class S
Band 125
     2010                            $ 1.78                           $ 2.11                              8,634
     2009                              0.98                             1.78                              1,896
     2008                              1.00 (12/17/08)                  0.98                                  0

Russell Real Estate Securities  Class S
Band 125
     2010                            $ 1.27                           $ 1.54                           932,808
     2009                              0.99                             1.27                           647,950
     2008                              1.00 (12/17/08)                  0.99                             2,915

Russell U.S. Core Equity Class S
Band 125
     2010                            $ 1.28                           $ 1.46                          117,534
     2009                              1.00                             1.28                          127,289
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2010 Strategy Class R1
Band 125
     2010                            $ 1.23                           $ 1.36                         3,679,191
     2009                              1.01                             1.23                         3,458,673
     2008                              1.00 (12/17/08)                  1.01                                 0

Russell Lifepoints 2010 Strategy Class R3
Band 125
     2010                            $ 1.10                           $ 1.21                         2,207,415
     2009                              0.91                             1.10                         1,370,982
     2008                              1.18                             0.91                           414,372
     2007                              1.12                             1.18                           189,407
     2006                              1.04                             1.12                         1,102,401
     2005                              1.00 (3/1/2005)                  1.04                           102,187
Band 0
     2010                            $ 1.00 (03/01/2005)              $ 1.30                           159,071

Russell LifePoints 2015 Strategy Class R1
Band 125
     2010                            $ 1.24                           $ 1.38                         1,322,103
     2009                              1.00                             1.24                           157,417
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell LifePoints 2015 Strategy Class  R3
Band 125
     2010                            $ 1.23                           $ 1.37                           910,584
     2009                              1.00                             1.23                           449,930
     2008                              1.00 (12/17/08)                  1.00                                 0
Band 0
     2010                            $ 1.00 (12/17/2008)              $ 1.41                           110,550

Russell LifePoints 2020 Strategy  Class R1
Band 125
     2010                            $ 1.26                           $ 1.41                        11,296,934
     2009                              1.00                             1.26                         9,080,310
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell Lifepoints 2020 Strategy Class R3
Band 125
     2010                            $ 1.06                           $ 1.19                         4,391,353
     2009                              0.85                             1.06                         3,519,133
     2008                              1.22                             0.85                         1,835,024
     2007                              1.16                             1.22                         1,109,412
     2006                              1.05                             1.16                         3,130,459
     2005                              1.00 (3/1/2005)                  1.05                            82,986
Band 100
     2010                           $ 1.00 (03/01/2005)               $ 1.20                             3,402
Band 50
     2010                           $ 1.00 (03/01/2005)               $ 1.24                             1,283
Band 0
     2010                           $ 1.00 (03/01/2005)               $ 1.28                           378,099

Russell LifePoints 2025 Strategy  Class R1
Band 125
     2010                            $ 1.27                           $ 1.44                         1,277,792
     2009                              1.00                             1.27                           148,804
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell LifePoints 2025 Strategy  Class R3
Band 125
     2010                            $ 1.26                           $ 1.42                           970,095
     2009                              1.00                             1.26                           312,155
     2008                              1.00 (12/17/08)                  1.00                                 0
Band 0
     2010                            $ 1.00 (03/01/2005)              $ 1.46                           131,491

Russell LifePoints 2030 Strategy Class  R1
Band 125
     2010                            $ 1.29                           $ 1.46                         7,372,462
     2009                              1.00                             1.29                         6,117,433
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell Lifepoints 2030 Strategy  Class R3
Band 125
     2010                            $ 0.97                           $ 1.10                         4,214,592
     2009                              0.76                             0.97                         3,449,465
     2008                              1.27                             0.76                         1,527,566
     2007                              1.20                             1.27                           799,185
     2006                              1.05                             1.20                         2,248,552
     2005                              1.00 (3/1/2005)                  1.05                            25,849
Band 0
     2010                            $ 1.00 (03/01/2005)              $ 1.19                           228,896

Russell LifePoints 2035 Strategy  Class R1
Band 125
     2010                            $ 1.29                           $ 1.47                          560,164
     2009                              1.00                             1.29                           44,165
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2035 Strategy  Class R3
Band 125
     2010                            $ 1.28                           $ 1.45                          495,697
     2009                              1.00                             1.28                          323,330
     2008                              1.00 (12/17/08)                  1.00                                0
Band 0
     2010                            $ 1.00 (12/17/2008)              $ 1.49                          137,961

Russell LifePoints 2040 Strategy  Class R1
Band 125
     2010                            $ 1.29                           $ 1.47                        5,717,332
     2009                              1.00                             1.29                        4,372,366
     2008                              1.00 (12/17/08)                  1.00                                0

Russell Lifepoints 2040 Strategy Class R3
Band 125
     2010                            $ 0.98                           $ 1.11                         3,404,670
     2009                              0.76                             0.98                         2,544,619
     2008                              1.28                             0.76                         1,441,041
     2007                              1.22                             1.28                           752,750
     2006                              1.06                             1.22                         1,596,017
     2005                              1.00 (3/1/2005)                  1.06                             2,065
Band 0
     2010                            $ 1.00 (03/01/2005)              $ 1.19                           136,522

Russell LifePoints 2045 Strategy Class  R1
Band 125
     2010                            $ 1.29                           $ 1.47                          185,940
     2009                              1.00                             1.29                           18,397
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2045 Strategy Class  R3
Band 125
     2010                            $ 1.28                           $ 1.45                          182,544
     2009                              1.00                             1.28                           77,575
     2008                              1.00 (12/17/08)                  1.00                                0
Band 0
     2010                            $ 1.00 (12/17/2008)              $ 1.49                           33,604

Russell LifePoints 2050 Strategy Class R1
Band 125
     2010                            $ 1.29                           $ 1.47                          341,211
     2009                              1.00                             1.29                           29,713
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2050 Strategy Class  R3
Band 125
     2010                            $ 1.28                           $ 1.45                          106,779
     2009                              1.00                             1.28                           17,141
     2008                              1.00 (12/17/08)                  1.00                                0
Band 0
     2010                            $ 1.00 (12/17/2008)              $ 1.49                           25,508

Russell LifePoints Balanced Strategy R1 Class
Band 125
     2010                            $ 1.26                           $ 1.41                        5,475,016
     2009                              1.00                             1.26                        4,743,125
     2008                              1.00 (12/17/08)                  1.00                                0

Russell Lifepoints Balanced Strategy  Class R3
Band 125
     2010                            $ 1.20                           $ 1.34                         9,069,227
     2009                              0.96                             1.20                         7,761,627
     2008                              1.39                             0.96                         7,920,969
     2007                              1.32                             1.39                         3,499,620
     2006                              1.19                             1.32                         3,244,945
Band 100
     2010                            $ 1.21                           $ 1.36                            38,545
     2009                              0.97                             1.21                            36,460
     2008                              1.40                             0.97                            35,525
     2007                              1.33                             1.40                           201,943
     2006                              1.21                             1.33                            27,324
Band 50
     2010                            $ 1.25                           $ 1.40                           426,271
     2009                              0.99                             1.25                           373,956
     2008                              1.43                             0.99                           333,417
     2007                              1.35                             1.43                           340,060
     2006                              1.20                             1.35                           382,694
     2005                              1.13                             1.20                         1,007,366
     2004                              1.00 (05/17/2004)                1.13                            55,364
Band 0
     2010                            $ 1.28                           $ 1.45                         1,848,734
     2009                              1.02                             1.28                         1,829,727
     2008                              1.45                             1.02                         1,567,276
     2007                              1.36                             1.45                         1,504,888

Russell LifePoints Conservative Strategy Class  R1
Band 125
     2010                            $ 1.20                           $ 1.31                        1,017,844
     2009                              1.00                             1.20                          862,597
     2008                              1.00 (12/17/08)                  1.00                                0

Russell Lifepoints Conservative Strategy Class  R3
Band 125
     2010                            $ 1.13                           $ 1.23                          1,366,110
     2009                              0.96                             1.13                          1,134,503
     2008                              1.15                             0.96                          1,078,024
     2007                              1.11                             1.15                            651,059
     2006                              1.06                             1.11                            516,502
Band 100
     2010                            $ 1.00 (05/17/2004)              $ 1.25                                 50
Band 50
     2010                            $ 1.18                           $ 1.29                            293,880
     2009                              0.99                             1.18                            223,530
     2008                              1.18                             0.99                            180,750
     2007                              1.13                             1.18                            164,336
     2006                              1.07                             1.13                            146,925
     2005                              1.04                             1.07                            168,264
     2004                              1.00 (05/17/2004)                1.04                                  0
Band 0
     2010                            $ 1.22                           $ 1.34                            184,249
     2009                              1.02                             1.22                             32,381
     2008                              1.20                             1.02                             61,061
     2007                              1.15                             1.20                            136,600

Russell LifePoints Equity Growth Strategy  Class R1
Band 125
     2010                            $ 1.29                           $ 1.46                          853,218
     2009                              1.00                             1.29                          607,049
     2008                              1.00 (12/17/08)                  1.00                                0

Russell Lifepoints Equity Growth Strategy Class R3
Band 125
     2010                            $ 1.17                           $ 1.31                         1,827,807
     2009                              0.91                             1.17                         1,833,540
     2008                              1.59                             0.91                         1,808,632
     2007                              1.50                             1.59                           665,626
     2006                              1.28                             1.50                           574,793
Band 100
     2010                            $ 1.18                           $ 1.33                            17,762
     2009                              0.92                             1.18                            13,428
     2008                              1.60                             0.92                             8,048
     2007                              1.51                             1.60                             4,332
     2006                              1.29                             1.51                             1,462
Band 50
     2010                            $ 1.22                           $ 1.37                            95,936
     2009                              0.94                             1.22                            65,770
     2008                              1.63                             0.94                            54,653
     2007                              1.53                             1.63                            30,865
     2006                              1.30                             1.53                            22,258
     2005                              1.18                             1.30                                 0
     2004                              1.00 (05/17/2004)                1.18                                 0
Band 0
     2010                            $ 1.25                           $ 1.42                           564,669
     2009                              0.96                             1.25                           498,307
     2008                              1.66                             0.96                           352,872
     2007                              1.55                             1.66                           288,610

Russell LifePoints Growth Strategy Class R1
Band 125
     2010                            $ 1.28                           $ 1.44                        2,130,870
     2009                              1.00                             1.28                        1,632,635
     2008                              1.00 (12/17/08)                  1.00                                0

Russell Lifepoints Growth Strategy Class R3
Band 125
     2010                            $ 1.18                           $ 1.33                          4,777,844
     2009                              0.93                             1.18                          4,296,854
     2008                              1.48                             0.93                          2,986,069
     2007                              1.40                             1.48                          1,352,927
     2006                              1.23                             1.40                          1,605,776
Band 100
     2010                            $ 1.20                           $ 1.35                              7,266
     2009                              0.94                             1.20                              6,441
     2008                              1.49                             0.94                             26,684
     2007                              1.41                             1.49                             22,273
     2006                              1.24                             1.41                             17,887
Band 50
     2010                            $ 1.23                           $ 1.40                            403,473
     2009                              0.97                             1.23                            357,581
     2008                              1.52                             0.97                            309,263
     2007                              1.43                             1.52                            261,629
     2006                              1.25                             1.43                            216,325
     2005                              1.16                             1.25                                  0
     2004                              1.00 (05/17/2004)                1.16                                  0
Band 0
     2010                            $ 1.27                           $ 1.44                            313,806
     2009                              0.99                             1.27                            294,218
     2008                              1.55                             0.99                            227,933
     2007                              1.45                             1.55                            203,836

Russell LifePoints Moderate Strategy  Class R1
Band 125
     2010                            $ 1.23                           $ 1.37                        5,032,536
     2009                              1.00                             1.23                        4,922,739
     2008                              1.00 (12/17/08)                  1.00                                0

Russell Lifepoints Moderate Strategy Class R3
Band 125
     2010                            $ 1.16                           $ 1.28                         2,906,257
     2009                              0.95                             1.16                         1,974,643
     2008                              1.26                             0.95                         2,021,551
     2007                              1.20                             1.26                         1,304,338
     2006                              1.11                             1.20                         1,118,537
Band 50
     2010                            $ 1.21                           $ 1.35                           178,288
     2009                              0.98                             1.21                           233,571
     2008                              1.30                             0.98                           204,372
     2007                              1.23                             1.30                           266,396
     2006                              1.13                             1.23                                 0
     2005                              1.08                             1.13                                 0
     2004                              1.00 (05/17/2004)                1.08                                 0
Band 0
     2010                            $ 1.24                           $ 1.39                            72,626
     2009                              1.01                             1.24                           212,459
     2008                              1.32                             1.01                           193,024
     2007                              1.24                             1.32                           136,255

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

State Street Equity Index 500  Class A
Band 125
     2010                            $ 2.71                           $ 3.08                       51,291,297
     2009                              2.18                             2.71                       51,231,917
     2008                              3.49                             2.18                       50,845,463
     2007                              3.36                             3.49                       55,174,503
     2006                              2.94                             3.36                       61,505,096
     2005                              2.84                             2.94                       66,509,154
     2004                              2.60                             2.84                       70,497,847
     2003                              2.05                             2.60                       69,924,821
     2002                              2.68                             2.05                       66,528,028
     2001                              3.09                             2.68                       64,168,583
     2000                              3.45                             3.09                       58,495,675
Band 25
     2010                            $ 2.89                           $ 3.31                          278,361
     2009                              2.29                             2.89                          231,250
     2008                              3.64                             2.29                          169,224
Band 0
     2010                            $ 2.93                           $ 3.37                          554,848


State Street Equity Index 500 II  Class R
Band 125
     2010                            $ 0.94                           $ 1.06                       10,242,978
     2009                              0.76                             0.94                        8,423,461
     2008                              1.23                             0.76                        4,802,516
     2007                              1.18                             1.23                        3,047,852
     2006                              1.04                             1.18                        1,046,510
Band 100
     2010                            $ 0.95                           $ 1.08                           40,030
     2009                              0.77                             0.95                           47,648
     2008                              1.23                             0.77                           30,528
     2007                              1.19                             1.23                           50,794
     2006                              1.04                             1.19                           65,291
Band 50
     2010                            $ 0.98                           $ 1.11                        1,001,427
     2009                              0.78                             0.98                          700,949
     2008                              1.25                             0.78                          826,395
     2007                              1.20                             1.25                          895,967
     2006                              1.05                             1.20                          861,397
Band 0
     2010                            $ 1.00                           $ 1.14                        1,570,803
     2009                              0.79                             1.00                        1,063,860
     2008                              1.27                             0.79                          826,531
     2007                              1.21                             1.27                          789,899
     2006                              1.05                             1.21                          627,105
     2005                              1.00 (6/3/2005)                  1.05                          100,014

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

T Rowe Price Retirement 2020 Advisor Class
Band 125
     2010                            $ 1.00 (10/29/2010)              $ 1.05                           42,981

T Rowe Price Retirement 2030 Advisor Class
Band 125
     2010                            $ 1.00 (1O/29/2010)              $ 1.06                            5,541

T Rowe Price Retirement 2040 Advisor Class
Band 125
     2010                            $ 1.00 (1O/29/2010)              $ 1.06                            4,265

T. Rowe Price Blue Chip Growth Retirement Class
Band 125
     2010                            $ 1.16                           $ 1.33                          739,675
     2009                              0.83                             1.16                          587,387
     2008                              1.46                             0.83                          455,034
     2007                              1.32                             1.46                          450,140
     2006                              1.24                             1.32                          355,842
Band 0
     2010                            $ 1.25                           $ 1.45                          182,830
     2009                              0.88                             1.25                          183,794
     2008                              1.55                             0.88                           53,548
     2007                              1.37                             1.55                           25,226
     2006                              1.26                             1.37                           17,751
     2005                              1.17                             1.26                           32,347
     2004                              1.09                             1.17                                0
     2003                              1.00 (9/15/2003)                 1.09                                0

T. Rowe Price Equity Income Portfolio
Band 125
     2010                            $ 2.65                           $ 3.01                       31,287,671
     2009                              2.14                             2.65                       30,736,636
     2008                              3.38                             2.14                       31,607,191
     2007                              3.32                             3.38                       32,632,988
     2006                              2.82                             3.32                       34,271,106
     2005                              2.75                             2.82                       32,074,795
     2004                              2.43                             2.75                       30,909,884
     2003                              1.96                             2.43                       27,583,106
     2002                              2.28                             1.96                       25,659,444
     2001                              2.28                             2.28                       23,400,668

T. Rowe Price Equity Income Retirement Class
Band 125
     2010                            $ 1.37                           $ 1.55                        4,656,607
     2009                              1.11                             1.37                        3,502,146
     2008                              1.75                             1.11                        2,831,166
     2007                              1.73                             1.75                        2,777,628
     2006                              1.49                             1.73                        2,311,570
Band 50
     2010                            $ 1.43                           $ 1.63                          531,099
     2009                              1.15                             1.43                          438,712
     2008                              1.81                             1.15                          375,331
     2007                              1.77                             1.81                          357,456
     2006                              1.33                             1.77                          334,595
Band 0
     2010                            $ 1.49                           $ 1.70                          398,240
     2009                              1.19                             1.49                          199,762
     2008                              1.86                             1.19                          183,707
     2007                              1.81                             1.86                          428,387
     2006                              1.53                             1.81                           75,257
     2005                              1.47                             1.53                          906,125
     2004                              1.27                             1.47                           88,880
     2003                              1.05 (05/01/03)                  1.27                                0

T. Rowe Price European Stock Portfolio Class
Band 125
     2010                            $ 1.40                           $ 1.50                          158,801
     2009                              1.05                             1.40                          139,222
     2008                              1.88                             1.05                          134,583
     2007                              1.65                             1.88                          118,471
     2006                              1.27                             1.65                          103,995
     2005                              1.18                             1.27                          111,311
     2004                              1.03                             1.18                           77,610
     2003                              0.76                             1.03                           39,113
     2002                              0.95                             0.76                                0
     2001                              1.08 (05/01/01)                  0.95                                0

T. Rowe Price Growth Stock  Class Advisor
Band 125
     2010                            $ 0.81                           $ 0.94                       45,132,742
     2009                              0.58                             0.81                       44,304,026
     2008                              1.01                             0.58                       41,058,680
     2007                              1.00 (5/24/07)                   1.01                       41,491,305

T. Rowe Price Growth Stock Fund  Retirement Class
Band 125
     2010                            $ 1.38                           $ 1.59                        3,852,858
     2009                              0.98                             1.38                        3,944,711
     2008                              1.73                             0.98                        3,159,609
     2007                              1.59                             1.73                        2,989,654
     2006                              1.44                             1.59                       19,906,624
Band 100
     2010                            $ 1.40                           $ 1.62                           92,615
     2009                              0.99                             1.40                           20,297
     2008                              1.75                             0.99                           12,089
     2007                              1.61                             1.75                            3,632
Band 50
     2010                            $ 1.00 (05/01/2003)              $ 1.68                           42,627
Band 0
     2010                            $ 1.51                           $ 1.76                          113,697
     2009                              1.06                             1.51                          113,454
     2008                              1.84                             1.06                           88,934
     2007                              1.68                             1.84                           76,401
     2006                              1.48                             1.68                           63,112
     2005                              1.36                             1.48                        3,399,338
     2004                              1.25                             1.36                          542,634
     2003                              1.03 (05/01/03)                  1.25                                0

T. Rowe Price International Growth & Income Class Advisor
Band 125
     2010                            $ 0.71                           $ 0.77                       12,584,870
     2009                              0.54                             0.71                       17,713,993
     2008                              0.99                             0.54                       15,573,207
     2007                              1.00 (5/24/07)                   0.99                       15,725,907

T. Rowe Price International Growth & Income Retirement Class
Band 125
     2010                            $ 1.89                           $ 2.06                          849,990
     2009                              1.43                             1.89                          979,529
     2008                              2.64                             1.43                          966,118
     2007                              2.47                             2.64                          852,748
     2006                              1.94                             2.47                        4,854,778
     2005                              1.70                             1.94                          705,104
     2004                              1.40                             1.70                          109,440
     2003                              1.00 (05/01/03)                  1.40                            9,120
Band 100
     2010                            $ 1.92                           $ 2.09                           48,425
     2009                              1.45                             1.92                           23,053
     2008                              2.67                             1.45                           18,177
     2007                              2.62                             2.67                            5,168


T. Rowe Price International Stock  Retirement Class
Band 125
     2010                            $ 1.44                           $ 1.62                          194,558
     2009                              0.96                             1.44                          275,610
     2008                              1.89                             0.96                          191,202
     2007                              1.69                             1.89                          161,954
     2006                              1.44                             1.69                           70,847
     2005                              1.26                             1.44                              339
     2004                              1.13                             1.26                                0
     2003                              1.00 (9/15/2003)                 1.13                                0

T. Rowe Price Mid-Cap Growth Fund Retirement Class
Band 125
     2010                            $ 1.82                           $ 2.28                          909,111
     2009                              1.27                             1.82                          210,325
     2008                              2.14                             1.27                                0
     2007                              1.85                             2.14                        1,200,334
     2006                              1.76                             1.85                        1,149,987
     2005                              1.56                             1.76                          805,493
     2004                              1.34                             1.56                          374,710
     2003                              1.04 (05/01/03)                  1.34                                0
Band 0
     2010                            $ 1.00 (05/01/2003)              $ 2.53                          302,345

T. Rowe Price Mid-Cap Value  Class Advisor
Band 125
     2010                            $ 0.85                           $ 0.97                          673,974
     2009                              0.59                             0.85                          456,958
     2008                              0.99                             0.59                          490,124
     2007                              1.00 (5/24/07)                   0.99                          540,258
Band 0
     2010                            $ 1.00 (05/24/2007)              $ 1.02                          778,222

T. Rowe Price Mid-Cap Value Retirement Class
Band 125
     2010                            $ 1.91                           $ 2.18                          941,679
     2009                              1.32                             1.91                          736,143
     2008                              2.06                             1.32                          583,603
     2007                              2.08                             2.06                          551,593
     2006                              1.76                             2.08                          814,235
     2005                              1.66                             1.76                          686,738
     2004                              1.40                             1.66                          490,289
     2003                              1.03 (05/01/03)                  1.40                              936
Band 0
     2010                           $ 1.00 (05/01/2003)               $ 2.43                           22,033

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Class A
Band 125
     2010                            $ 0.85                           $ 0.91                          572,657
     2009                              0.57                             0.85                          599,494
     2008                              1.07                             0.57                          211,981
     2007                              1.00 (5/24/07)                   1.07                          188,000

Templeton Foreign Retirement Class
Band 125
     2010                            $ 1.49                           $ 1.59                          706,504
     2009                              1.01                             1.49                          633,679
     2008                              1.90                             1.01                          555,568
     2007                              1.65                             1.90                          461,645
     2006                              1.40                             1.65                          474,067
     2005                              1.28                             1.40                          311,866
     2004                              1.12                             1.28                          158,226
Band 0
     2010                            $ 1.00                           $ 1.75                            2,026

Templeton Growth Class A
Band 125
     2010                            $ 0.69                           $ 0.73                        1,122,428
     2009                              0.53                             0.69                        2,260,057
     2008                              0.95                             0.53                        3,969,026
     2007                              1.00 (5/24/07)                   0.95                        8,454,516

Templeton Growth  Retirement Class
Band 125
     2010                            $ 1.19                           $ 1.26                        1,321,604
     2009                              0.92                             1.19                        1,586,280
     2008                              1.66                             0.92                        1,421,025
     2007                              1.65                             1.66                        1,648,502
     2006                              1.37                             1.65                        6,063,287
     2005                              1.29                             1.37                        2,545,865
     2004                              1.12                             1.29                          259,477
     2003                              1.00 (10/01/03)                  1.12                                0
Band 0
     2010                            $ 1.29                           $ 1.38                          155,262
     2009                              0.99                             1.29                          140,218
     2008                              1.75                             0.99                          122,770


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Thornburg Core Growth Class R3
Band 125
     2010                            $ 1.09                           $ 1.19                        1,748,703
     2009                              0.76                             1.09                        2,122,941
     2008                              1.58                             0.76                        1,885,904
     2007                              1.43                             1.58                        1,565,277
     2006                              1.23                             1.43                        3,696,961
     2005                              1.02                             1.23                          316,462
     2004                              1.00 (12/13/2004)                1.02                                0
Band 0
     2010                            $ 1.17                           $ 1.28                           19,924
     2009                              0.80                             1.17                           14,492
     2008                              1.64                             0.80                          177,751
     2007                              1.47                             1.64                          207,040

Thornburg Core Growth Class R5
Band 125
     2010                            $ 0.72                           $ 0.78                        8,530,808
     2009                              0.50                             0.72                       10,694,351
     2008                              1.02                             0.50                       10,171,492
     2007                              1.00 (5/24/07)                   1.02                        7,443,147

Thornburg International Value Class R3
Band 125
     2010                            $ 1.40                           $ 1.58                        5,036,486
     2009                              1.08                             1.40                        3,967,180
     2008                              1.89                             1.08                        3,190,732
     2007                              1.50                             1.89                        2,027,013
     2006                              1.24                             1.50                        3,123,096
Band 100
     2010                            $ 1.42                           $ 1.60                           92,174
     2009                              1.10                             1.42                          102,988
     2008                              1.91                             1.10                           71,819
     2007                              1.51                             1.91                           42,858
     2006                              1.24                             1.51                           43,364
Band 50
     2010                            $ 1.00                           $ 1.65                            1,348
Band 0
     2010                            $ 1.50                           $ 1.70                          329,319
     2009                              1.14                             1.50                          255,881
     2008                              1.96                             1.14                          240,703
     2007                              1.54                             1.96                          230,708
     2006                              1.23                             1.54                          199,459
     2005                              1.05                             1.23                          754,674
     2004                              1.00 (12/13/2004)                1.05                                0

Thornburg International Value Class R5
Band 125
     2010                            $ 0.86                           $ 0.96                       12,711,651
     2009                              0.66                             0.86                        9,790,206
     2008                              1.14                             0.66                        9,479,363
     2007                              1.00 (5/24/07)                   1.14                       10,108,060
Band 25
     2010                            $ 0.88                           $ 1.00                          837,379
     2009                              0.67                             0.88                          691,568
     2008                              1.15                             0.67                          462,111
     2007                              1.00 (5/24/07)                   1.15                                0
Band 0
     2010                            $ 1.00 (05/24/2007)              $ 1.01                          609,979

Thornburg Invest Income Builder Class R3
Band 125
     2010                            $ 1.00                           $ 1.15                           18,602

Thornburg Limited-Term Income Class R3
Band 125
     2010                            $ 1.17                           $ 1.23                        2,067,429
     2009                              1.02                             1.17                        3,430,194
     2008                              1.07                             1.02                        2,647,722
     2007                              1.02                             1.07                        2,567,949
     2006                              1.00 (01/01/2006)                1.02                          103,089
Band 100
     2010                            $ 1.19                           $ 1.25                              602
     2009                              1.03                             1.19                              298
     2008                              1.08                             1.03                              621
Band 0
     2010                            $ 1.00                           $ 1.33                           143,412

Thornburg Limited-Term U.S. Government Class R3
Band 125
     2010                            $ 1.16                           $ 1.18                          263,241
     2009                              1.13                             1.16                          434,400
     2008                              1.07                             1.13                          353,683
     2007                              1.02                             1.07                          108,519
     2006                              1.00 (01/01/2006)                1.02                            7,215

Thornburg Value Class R3
Band 125
     2010                            $ 1.14                           $ 1.23                        1,749,057
     2009                              0.79                             1.14                        1,226,796
     2008                              1.38                             0.79                          987,743
     2007                              1.32                             1.38                          793,227
     2006                              1.11 (01/01/2006)                1.32                          179,766
Band 0
     2010                            $ 1.21                           $ 1.32                           79,276
     2009                              0.84                             1.21                           48,498
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
TIAA-CREF Bond Index Retirement Class
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.02                             395

TIAA-CREF Growth & Income Retirement Class
Band 125
     2010                            $ 1.02                           $ 1.14                          55,216
     2009                              1.00 (12/17/2009)                1.02                               0

TIAA-CREF International Equity Index Retirement Class
Band 125
     2010                            $ 1.02                           $ 1.08                          51,809
     2009                              1.00 (12/17/2009)                1.02                               0

TIAA-CREF Large Cap Value Index Retirement Class
Band 125
     2010                            $ 1.01                           $ 1.15                           6,196
     2009                              1.00 (12/17/2009)                1.01                               0


TIAA-CREF Social Choice Equity Retirement Class
Band 125
     2010                            $ 1.02                           $ 1.16                         178,008
     2009                              1.00 (12/17/2009)                1.02                               0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Timothy Conservative Growth Class A
Band 125
     2010                            $ 0.84                           $ 0.93                           89,225
     2009                              0.70                             0.84                           87,660
     2008                              1.00                             0.70                           10,335

Timothy Strategic Growth Class A
Band 125
     2010                            $ 0.75                           $ 0.84                           86,314
     2009                              0.59                             0.75                          123,458
     2008                              0.99                             0.59                           33,350

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Vanguard Explorer Fund Class Investor
Band 125
     2010                            $ 2.57                           $ 3.24                        5,573,909
     2009                              1.91                             2.57                        4,757,806
     2008                              3.25                             1.91                        4,291,897
     2007                              3.13                             3.25                        4,014,218
     2006                              2.89                             3.13                        3,446,887
     2005                              2.68                             2.89                        2,243,478
     2004                              2.39                             2.68                        2,037,046
     2003                              1.67                             2.39                        1,768,543
     2002                              2.25                             1.67                        1,182,344
     2001                              2.25                             2.25                                0


Band 0
     2008                            $ 3.81                           $ 2.27                            1,382



Vanguard Short-Term Federal Fund Class Investor
Band 125
     2010                            $ 1.80                           $ 1.84                        1,118,269
     2009                              1.77                             1.80                          978,912
     2008                              1.68                             1.77                        1,108,142
     2007                              1.58                             1.68                          734,085
     2006                              1.53                             1.58                          633,695
     2005                              1.53                             1.53                          489,769
     2004                              1.52                             1.53                          503,873
     2003                              1.49                             1.52                          330,047
     2002                              1.42                             1.49                          122,492
     2001                              1.37                             1.42                              358
Band 0
     2008                            $ 1.97                           $ 2.11                            6,994

Vanguard VIF Small Company Growth Portfolio-Class
Band 125
     2010                            $ 1.00 (05/27/2010)              $ 1.21                           15,516

NOTE: "Band 0, 25, 50, 75, 100, 125" identify the accumulation unit value for that particular band. For example, Band 125 represents the accumulation unit value for the band that charges a 1.25% Asset Charge.





           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033.

AUL conducts a conventional life insurance and Annuity business. At December 31, 2009, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of , the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $24.4 billion and had equity of $1.9 billion.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific fund or in a specific Portfolio of one of the Funds. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Portfolios of the Funds or in other securities, Funds, or investment vehicles.


The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.



THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Portfolio has its own investment objectives and policies. The shares of each fund Portfolio are purchased by AUL for the corresponding Investment Account at the Portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with the Distributors/Advisors of Advisors of Allianz Global Investment Management LLC; AllianceBernstein LP; American Century(R) Global Investment Management, Inc.; American Century(R) Investment Management, Inc.; Ariel Capital Management, Inc.; BlackRock; Calvert Asset Management Company; Capital Research and Management Company; Century Chartwell Investment Partners L.P.; Columbia Management Advisors, LLC; Cramer Rosenthal McGlynn LLC; Deutsche Investment Mangagement Americas, Inc.; Fidelity(R) Management & Research Company; Fifth Third Asset Management, Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Fred Alger Management, Inc.; Goldman Sachs Asset Management, Granahan Investment Management, Inc. L.P.; Hensseler Asset Management LLC;
Invesco AIM Advisors, Inc.; Janus Capital Management LLC; Kalmar Investment Advisers; Lord, Abbett & Co. LLC; Managers Investment Group LLC; Manning & Napier Advisors, Inc.; M&I Investment Corporation; MFS Investment Management; Neuberger Berman Management, Inc.; Nuveen Fund Advisors, Inc.; OMCAP Investors; OneAmerica Funds, Inc.; OppenheimerFunds(R), Inc.; Pacific Investment Management Company LLC; Parnassus Investments; Pax World Management Corp.; Payden & Rygel, Payden/Kravitz Investment Advisors LLC, Pioneer Investment Management
Co.; Prudential Investments LLC; Ridgeworth Capital Management, Inc.; Russell Investment Management Company; State Street Bank & Trust Company; Strategic Advisers,Inc.; Teachers Advisors, Inc.; Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd; T. Rowe Price Associates, Inc.; T. Rowe Price International, Inc.; Wellington Management Company and The Vanguard Group under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds.

Revenue AUL Receives

Under the agreements listed in the immediately preceding



section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees & Other Fees. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1and any other fees it receives that are attributable to AUL's variable insurance products.

Administrative, Marketing and Support Service Fees ("Support Fees"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their indirect investment in the underlying Fund portfolios; bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.


The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide advice on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.

Each

Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio - Institutional                                  Seeks current income and long-term capital growth.
Alger Capital Appreciation Institutional - Institutional & Retirement     Seeks long-term capital appreciation.
Alger Capital Appreciation Portfolio - Institutional                      Seeks long-term capital appreciation.
Alger LargeCap Growth Portfolio- Institutional                            Seeks long-term capital appreciation.
Alger SmallCap Growth Institutional - Institutional & Retirement          Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Core Opportunities (Formerly
AllianceBernstein Focused Growth & Income Fund) - Retirement              Seeks long-term growth of capital.
AllianceBernstein 2010 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2015 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2020 Retirement  Strategy - Advisor & Retirement        Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2025 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2030 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2035 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2040 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2045 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2050 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2055 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein Global Value Fund - Retirement                          Seeks long-term growth of capital.
AllianceBernstein International Growth Fund - Retirement                  Seeks long-term growth of capital.
AllianceBernstein International Value Fund - Retirement                   Seeks long-term growth of capital.
AllianceBernstein Small-Cap Growth Fund - Retirement                      Seeks long-term growth of capital.
AllianceBernstein Small/Mid Cap Value - Retirement                        Seeks long-term growth of capital.
AllianceBernstein Value Fund - Retirement                                 Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Allianz NFJ Dividend Value - Administrative & Retirement                  Seeks current income and long-term growth of capital.
Allianz NFJ Renaissance - Administrative & Retirement                     Seeks long-term growth of capital and income.
Allianz NFJ Small-Cap Value - Administrative & Retirement                 Seeks long-term growth of capital and income.
Allianz RCM Large-Cap Growth - Retirement                                 Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
American Century(R)Diversified Bond - Class A* & Investor                 Seeks a high level of income by investing in non-money
                                                                          market debt securities.
American Century(R) Emerging Markets Fund - Class A* & Investor           Seeks long-term capital growth.
American Century(R) Equity Growth - Class A*                              Seeks capital appreciation.
American Century(R) Equity Income - Class A* & Investor                   Seeks current income and capital appreciation.
American Century(R) Ginnie Mae - Class A*                                 Seeks high current income.
American Century(R) Growth - Class A*                                     Seeks long-term capital growth.
American Century(R) Heritage - Class A*                                   Seeks long-term capital growth.
American Century(R) Income & Growth - Investor                            Seeks capital growth.
American Century(R) Inflation-Adjusted Bond - Class A*                    Seeks total return & potentional inflation protection.
American Century(R) International Bond - Class A* & Investor              Seeks high total return.
American Century(R) International Discovery - Class A* & Investor         Seeks long-term capital growth.
American Century(R) International Growth - Class A* & Investor            Seeks long-term capital growth.
American Century(R) Large Company Value - Class A*                        Seeks long-term growth & income.
American Century(R) LIVESTRONG 2015 - Class A* & Investor                 Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2020 - Class A* & Investor                 Seeks to achieve highest total return consistent with its
                                                                          asset mix.

* Load Waived

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------

American Century(R) LIVESTRONG 2025 - Class A* & Investor                 Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2030 - Class A* & Investor                 Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2035 - Class A* & Investor                 Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2040 - Class A* & Investor                 Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2045 - Class A* & Investor                 Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2050 - Class A* & Investor                 Seeks to achieve highest total return consistent with its
                                                                          asset mix.

American Century(R) LIVESTRONG 2055 - Class A* & Investor                 Seeks to achieve highest total return consistent with its
                                                                          asset mix.

American Century(R) LIVESTRONG Income - Class A* & Investor               Seeks current income and capital appreciation as a
                                                                          secondary objective.
American Century(R) Mid Cap Value - Class A* & Investor                   Seeks long-term capital appreciation and growth of
                                                                          income.
American Century(R) Real Estate - Class A* & Investor                     Seeks high total investment return.
American Century(R) Select - Class A* & Investor                          Seeks long-term capital growth.
American Century(R) Small Cap Growth - Class A*                           Seeks long-term capital growth.
American Century(R) Small Cap Value - Class A* & Investor                 Seeks long-term growth & income.
American Century(R) Small Company - Class A*                              Seeks capital appreciation.
American Century(R) Strategic Allocation:
  Aggressive - Class A* & Investor                                        Seeks long-term capital appreciation & minimal income.
American Century(R) Strategic Allocation :
  Conservative - Class A* & Investor                                      Seeks current income & moderate growth over time.
American Century(R) Strategic Allocation :
  Moderate - Class A* & Investor                                          Seeks growth over time & some income.
American Century(R) Ultra(R) - Class A* & Investor                        Seeks long-term growth.
American Century(R) Vista - Class A* & Investor                           Seeks long-term capital growth.
American Century(R) VP Capital Appreciation - Class I                     Seeks capital growth.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
American Funds(R) AMCAP Fund(R) - Class R3 & Class  R4                    Seeks long-term growth of capital.
American Funds American Balanced - Class R3 & Class R4                    Seeks conservation of capital, current income and
                                                                           long-term growth of capital and income.
American Funds(R) American High-Income Trust(SM) - Class R3 & Class R4    Seeks high level of current income with capital
                                                                          appreciation.
American Funds(R) Capital World Growth & Income Fund(SM) - Class R3
  & Class R4                                                              Seeks long-term growth of capital.
American Funds(R) EuroPacific Growth Fund - Class R3 & Class R4           Seeks long-term growth of capital.
American Funds(R) Fundamental Investors (SM) - Class R3 & Class R4        Seeks long-term growth of capital & income.
American Funds(R) Growth Fund of America(R) - Class R3 & Class R4         Seeks long-term growth of capital.
American Funds(R) Intermediate Bond Fund of America(R) - Class R3
  & Class R4                                                              Seeks current income with preservation of capital.
American Funds(R) SMALLCAP World Fund(R) - Class R3 & Class R4            Seeks long-term growth of capital.
American Funds Washington Mutual Investors Fund - Class R3 & Class R4     Seeks to produce income and to provide an opportunity for
                                                                           growth of principal consistent with sound common
                                                                           stock investing.

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ariel Appreciation                                                        Seeks long-term capital appreciation.
Ariel                                                                     Seeks long-term capital appreciation.

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation - Institutional and Retirement                Seeks to provide high total investment return.
* Load Waived

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Small Cap Growth Equity - Institutional                         Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Calvert Income - Class A*                                                 Seeks to maximize long-term income.
Calvert Equity Portfolio - Class A*                                       Seeks growth of capital.
Calvert Small Cap Fund - Class A*                                         Seeks long-term capital appreciation.
Calvert Small Cap Value Fund - Class A*                                   Seeks growth of capital.
Calvert SRI Mid-Cap Growth                                                Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Index Fund - Class A                                     Seeks total return.
Columbia Small Cap Index Fund - Class A                                   Seeks total return.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Compass EMP Alternative Asset - Class A* & Class T                        Seeks to achieve long-term capital appreciation with
                                                                           current income as a secondary objective.
Compass EMP Multi-Asset Balance - Class A* & Class T                      Seeks to achieve current income with capital appreciation
                                                                           as a secondary objective.
Compass EMP Multi-Asset Growth - Class A* & Class T                       Seeks to achieve long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
CRM Mid Cap Value Fund - Investor                                         Seeks long-term capital appreciation.
CRM Small Cap Value Fund - Investor                                       Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus - Class A* & Class S                Seeks capital appreciation.
DWS Dreman Mid Cap Value - Class A* & Class S                             Seeks long-term capital appreciation.
DWS Dreman Small Cap Value - Class A* & Class S                           Seeks long-term capital appreciation.
DWS Large Cap Value - Class A* and Class S                                Seeks long-term capital appreciation with current income
                                                                           as a secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Diversified International - Class T                   Seeks capital growth.
Fidelity(R) Advisor Dividend Growth - Class T                             Seeks capital appreciation.
Fidelity(R) Advisor Equity Growth - Class T                               Seeks capital appreciation.
Fidelity(R) Advisor Equity Income - Class T                               Seeks to obtain dividend interest and income & capital
                                                                          appreciation.
Fidelity(R) Advisor Freedom 2010 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2015 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2020 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2025 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2030 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2035 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2045 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2050 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2055 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom Income - Class A* & Class T                   Seeks high total return with principal preservation.
Fidelity(R) Advisor Growth & Income - Class T                             Seeks high total return.
Fidelity(R) Advisor Growth Opportunities - Class T                        Seeks capital growth.
Fidelity(R) Advisor International Capital Appreciation - Class T          Seeks capital appreciation.
Fidelity(R) Advisor Leveraged Company Stock - Class A* & Class T          Seeks capital appreciation.
Fidelity(R) Advisor Mid Cap - Class T                                     Seeks long-term growth of capital.
Fidelity(R) Advisor New Insights - Class A* & Class T                     Seeks capital appreciation.
Fidelity(R) Advisor Overseas - Class T                                    Seeks long-term growth of capital.
Fidelity(R) Advisor Small Cap - Class T                                   Seeks long-term growth of capital.
Fidelity(R) Advisor Stock Selector All Cap - Class T                      Seeks capital appreciation.
Fidelity(R) Advisor Strategic Income - Class A*                           Seeks a high level of current income.
Fidelity(R) Advisor Value - Class A* & Class T                            Seeks capital appreciation.
Fidelity(R) VIP Asset ManagerSM Portfolio - Other                         Seeks high total return.
Fidelity(R) VIP Contrafund(R) Portfolio - Other                           Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio - Other                           Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio - Other                                  Seeks capital appreciation.
Fidelity(R) VIP High Income Portfolio - Other                             Seeks high level of current income & growth of capital.
Fidelity(R) VIP Overseas Portfolio - Other                                Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Fifth Third All Cap Value - Class A*                                      Seeks high total return.
Fifth Third Mid Cap Growth -  Class A*                                    Seeks growth of capital.
Fifth Third Quality Growth -  Class A*                                    Seeks growth of capital.
Fifth Third Strategic Income -  Class A*                                  Seeks high level of income & capital appreciation.
Franklin Flex Cap Growth - Retirement                                     Seeks capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
* Load Wavied

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value -  Class A*  & Class R                           Seeks long-term total return.
Franklin Small-Mid Cap Growth - Retirement                                Seeks long-term capital growth.
Franklin Strategic Income - Retirement                                    Seeks high level of current income with a secondary
                                                                          objective to seek capital appreciation.
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Goldman Sachs Growth Strategy - Institutional & Service                   Seeks long-term capital appreciation with a secondary
                                                                          objective to seek income.
Goldman Sachs Mid Cap Value - Institutional & Service                     Seeks long-term capital appreciation.
Goldman Sachs Small Cap Value - Institutional & Service                   Seeks long-term capital appreciation.
Goldman Sachs Structured International Equity Fund - Institutional
 & Service                                                                Seeks long-term growth of capital.
Goldman Sachs Tollkeeper - Institutional & Service                        Seeks long-term growth of capital.
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Hennsler Equity - No  Load                                                Seeks growth of capital.
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Invesco Basic Value - Class A* & Retirement                               Seeks long-term growth of capital.
Invesco Capital Development Fund - Institutional & Retirement             Seeks long-term growth of capital.
Invesco Dynamics  - Class A*  & Investor                                  Seeks long-term growth of capital.
Invesco Energy Fund - Class A* & Investor                                 Seeks capital growth.
Invesco Financial Services Fund - Class A* & Investor                     Seeks capital growth.
Invesco Global Equity - Class A* & Institutional                          Seeks long-term growth of capital.
Invesco Global Health Care Fund - Class A* & Investor                     Seeks long-term growth of capital.
Invesco International Growth - Institutional & Retirement                 Seeks long-term growth of capital.
Invesco Leisure - Class A*                                                Seeks capital growth.
Invesco Mid Cap Core Equity - Class A* & Retirement                       Seeks long-term growth of capital.
Invesco Small Cap Growth - Class A* & Retirement                          Seeks long-term growth of capital.
Invesco Technology Fund - Class A* & Investor                             Seeks capital growth.
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Janus Aspen Balanced Portfolio - Class S                                  Seeks long-term capital growth.
Janus Aspen Flexible Bond - Institutional                                 Seeks maximum total return.
Janus Aspen Perkins Mid Cap Value Portfolio - Class S                     Seeks long-term growth of capital.
Janus Aspen Series Worldwide Portfolio  - Institutional                   Seeks long-term growth of capital.
Janus Balanced Portfolio - Retirement                                     Seeks long-term capital growth.
Janus Forty Fund - Class A* & Retirement                                  Seeks long-term growth of capital.
Janus Growth and Income Fund - Retirement                                 Seeks long-term capital growth & income.
Janus INTECH Risk-Managed Large Cap Growth - Class S                      Seeks long-term growth of capital.
Janus Perkins Mid Cap Value - Class A* & Retirement                       Seeks long-term growth of capital.
Janus Perkins Small Company Value - Class S                               Seeks capital appreciation.
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Lord Abbett Classic Stock Fund - Class A* & Class R3                      Seeks growth of capital and growth of income consistent
                                                                           with reasonable risk.
Lord Abbett Developing Growth - Other & Class R3                          Seeks long-term growth.
Lord Abbett Growth Opportunities - Other & Class R3                       Seeks long-term growth.
Lord Abbett Mid-Cap Value - Other & Class R3                              Seeks long-term growth.
Lord Abbett Small-Cap Blend - Other & Class R3                            Seeks long-term growth.
Lord Abbett Small-Cap Value - Other & Class R3                            Seeks long-term growth.
Lord Abbett Value Opportunities - Class A* & R3                           Seeks long-term capital appreciation.
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Managers Cadence Capital Appreciation - Retirement                        Seeks growth of capital.
Managers Cadence Mid-Cap - Administrative & Retirement                    Seeks growth of capital.
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Manning & Napier, Inc. Pro-Blend(R) Conservative Term Series - Class S    Seeks to provide capital preservation & long-term growth.
Manning & Napier, Inc. Pro-Blend(R) Extended Term Series - Class S        Seeks long-term growth of capital & capital appreciation.
Manning & Napier, Inc. Pro-Blend - Moderate Term Series - Class S         Seeks stable rate of growth.
Manning & Napier, Inc. Pro-Blend(R) - Maximum Term Series - Class S       Seeks long-term growth of capital.
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Marshall Mid Cap Growth Fund - Investor                                   Seeks capital appreciation.
Marshall Mid Cap Value Fund - Investor                                    Seeks capital appreciation.
Marshall Small Cap Growth Fund - Investor                                 Seeks capital appreciation.
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MFS(R) International New Discovery - Class A* & Class R2                  Seeks capital appreciation.
MFS(R) Massachusetts Investors Growth Stock - Class R2 & Class R3         Seeks captial appreciation.
MFS(R) Mid Cap Growth - Class A*                                          Seeks capital appreciation.
MFS(R) Utilities Funds - Class R2 & Class R3                              seeks total return.
* Load Waived

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Value - Class A*                                                   Seeks capital appreciation.
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Neuberger Berman Focus - Advisor                                          Seeks long-term growth of capital.
Neuberger Berman Partners - Advisor                                       Seeks growth of capital.
Neuberger Berman Small Cap Growth - Advisor, Class A* & Retirement        Seeks growth of capital.
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Nuveen Mid Cap Growth Opportunities - Class A*& Retirement                Seeks capital appreciation.
Nuveen Mid Cap Index  - Retirement                                        Seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index.
Nuveen Mid Cap Value - Class A*& Retirement                               Seeks capital appreciation.
Nuveen Real Estate Securities - Class A* & Retirement                     Seeks above average current income and long-term capital
                                                                           appreciation.
Nuveen Small Cap Index - Retirement                                       Seeks to provide investment results that correspond to the performance of the Russell 2000 Index.
Nuveen Small Cap Select - Class A* & Retirement                           Seeks growth of capital.
Nuveen Small Cap Value  - Class A* & Retirement                           Seeks growth of capital.
Nuveen Strategy Growth Allocation - Class A* & Retirement                 Seeks capital growth.
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---------------------------------------------------------------------------------------------------------------------------------
Old Mutual Focused Fund - Class A* & Class Z                              Seeks to achieve above-average total returns over a market cycle of three to five years.
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OneAmerica Asset Director Portfolio - Class O & Advisor                   Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio - Class O & Advisor            Seeks a high level of income and seeks to provide
                                                                          capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio - Class O & Advisor                     Seeks to provide a level of current income.
OneAmerica Socially Responsive Portfolio  - Class O & Advisor             Seeks long-term capital appreciation and seeks current
                                                                          investment income as a secondary objective.
OneAmerica Value Portfolio - Class O & Advisor                            Seeks long-term capital appreciation and seeks current
                                                                          investment income as a secondary objective.
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Oppenheimer Developing Markets Fund - Class A* & Class N                  Seeks long-term capital appreciation.
Oppenheimer Global Fund - Class N                                         Seeks capital appreciation.
Oppenheimer Global Opportunities - Class A* & Class N                     Seeks capital appreciation.
Oppenheimer Global Strategic Income - Class A* & Class N                  Seeks high level of current income.
Oppenheimer Gold and Special Minerals - Class A* & Class N                Seeks capital appreciation.
Oppenheimer International Bond Fund - Class N                             Seeks total return.
Oppenheimer International Growth Fund - Class A* & Class N                Seeks long-term capital appreciation.
Oppenheimer International Small Company Fund - Class N                    Seeks long-term capital appreciation.
Oppenheimer Main Street Select - Class N (Formerly Oppenheimer Main
Street Opportunity Fund)                                                  Seeks long-term capital appreciation.
Oppenheimer Main Street Small & Mid Cap Fund - Class A* & Class N
(Formerly Oppenheimer Main Street Small Cap Fund)                         Seeks capital appreciation.
Oppenheimer Small & Mid Cap Value Fund - Class N                          Seeks capital appreciation.
Oppenheimer Value Fund - Class A* & Class N                               Seeks long-term growth of capital.
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Parnassus Fund - No Load                                                  Seeks capital appreciation.
Parnassus Equity Income Fund - Investor                                   Seeks capital appreciation and current income.
Parnassus Mid-Cap Fund - No Load                                          Seeks capital appreciation.
Parnassus Small-Cap Fund - No Load                                        Seeks capital appreciation.
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Pax World Balanced - Class R & No Load                                    Seeks income and conservation of principal and long-term
                                                                           growth of capital as a secondary objective.
Pax World Global Green - Class R & Investor                               Seeks long-term growth of capital.
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Payden Emerging Markets Bond Fund - No Load                               Seeks high level of total return.
Payden/Kravitz Cash Balance Plan - Advisor & Retirement                   Seeks income and total return.
---------------------------------------------------------------------------------------------------------------------------------
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PIMCO High Yield - Administrative & Retirement                            Seeks maximum total return.
PIMCO Real Return - Administrative & Retirement                           Seeks maximum current income and price appreciation.
PIMCO Total Return - Administrative & Retirement                          Seeks maximum total return.
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Pioneer Bond Fund - Retirement                                            Seeks current income.
Pioneer Emerging Markets Fund - Class A*                                  Seeks long-term capital appreciation.
Pioneer Equity Income Fund - Class A* & Retirement                        Seeks current income & long-term capital growth.
Pioneer Fund - Retirement                                                 Seeks reasonable income & growth.
Pioneer High Yield Fund - Retirement                                      Seeks to maximize total return.

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---------------------------------------------------------------------------------------------------------------------------------
* Load Waived

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value Fund - Retirement                                   Seeks capital appreciation.
Pioneer Oak Ridge Large Cap Growth Fund - Retirement                      Seeks capital appreciation.
Pioneer VCT Fund - Institutional                                          Seeks reasonable income and capital growth.
Pioneer VCT Growth Opportunities - Class 1                                Seeks growth of capital.
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Prudential Financial Services Fund - Class A* & Class Z                   Seeks long-term capital appreciation.
Prudential Global Real Estate Fund  - Class A* & Class Z                  Seeks capital appreciation and income.
Prudential High Yield - Class A* & Class Z                                Seeks maximum current income.
Prudential Jennison 20/20 Focus  - Class A* & Class Z                     Seeks long-term capital growth.
Prudential Jennison Health Sciences  Fund - Class A* & Class Z            Seeks long-term capital appreciation.
Prudential Jennison Mid-Cap Growth Fund - Class A* & Class Z              Seeks long-term capital appreciation.
Prudential Jennison Natural Resources Fund - Class A* & Class Z           Seeks long-term growth of capital.
Prudential Total Return Bond - Class A* & Class Z                         Seeks total return.
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---------------------------------------------------------------------------------------------------------------------------------
Ridgeworth High Income Fund - Class A* & Retirement                       Seeks high current income and total return.
Ridgeworth Large Cap Value Equity - Class A* & Institutional              Seeks capital appreciation and current income as
                                                                           secondary objective.
Ridgeworth Mid-Cap Value Equity  - Class A* & Institutional               Seeks capital appreciation and current income.
Ridgeworth Small-Cap Value Equity  - Class A* & Institutional             Seeks capital return and current income.
Ridgeworth Total Return Bond - Class A* & Retirement                      Seeks total return.

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Russell Emerging Markets Fund -  Class S                                  Seeks long-term capital growth.
Russell Global Equity - Class S                                           Seeks long-term capital growth.
Russell International Developed Markets Fund - Class S                    Seeks long-term capital growth.
Russell Investment Grade Bond - Class S                                   Seeks current income & preservation of capital.
Russell Global Real Estate Securities Fund - Class S                      Seeks current income & long-term capital growth.
Russell 2010 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2015 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2020 LifePoints(R) Strategy  - Class R1 $ Class R3                Seeks capital growth & income.
Russell 2025 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2030 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2035 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2040 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2045 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2050 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell LifePoints(R) Balanced - Class R1 & Class R3                      Seeks above average capital appreciation & moderate level
                                                                           of current income.
Russell LifePoints(R) Conservative - Class R1 & Class R3                  Seeks high current income & low long capital appreciation.

Russell LifePoints(R) Equity Growth Strategy - Class R1 & Class R3        Seeks high long-term capital appreciation.
Russell LifePoints(R) Growth Strategy - Class R1 & Class R3               Seeks high long-term capital appreciation with low current income.
Russell LifePoints(R) In Retirement Fund Class R1 & R3

Russell LifePoints(R) Moderate - Class R1 & Class R3                      Seeks high current income & moderate long-term capital
                                                                           appreciation.
Russell Short Duration Bond - Class S                                     Seeks current income & preservation of capital.
Russell Strategic Bond - Class S                                          Seeks current income & capital appreciation.
Russell U.S. Core Equity Fund -  Class S                                  Seeks long-term capital growth.
Russell U.S. Growth - Class S                                             Seeks long-term capital growth.
Russell U.S. Quantitative Equity Fund -  Class S                          Seeks long-term capital growth.
Russell U.S. Small & Mid Cap Fund - Class S                               Seeks long-term capital growth.
Russell U.S. Value Fund -  Class S                                        Seeks long-term capital growth.
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State Street Equity 500 Index - Administrative & Retirement               Seeks to match as closely as possible, before expenses,
                                                                           the performance of the Standard & Poor's 500 Index.
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T. Rowe Price Blue Chip Growth - Retirement                               Seeks long-term capital growth
T. Rowe Price Equity Income - Institutional & Retirement                  Seeks substantial dividend income & long-term capital
                                                                          growth.
T. Rowe Price European Stock Fund - No Load                               Seeks long-term capital.
T. Rowe Price Growth Stock - Advisor & Retirement                         Seeks long-term capital appreciation.
T. Rowe Price International Growth and Income - Advisor & Retirement      Seeks long-term capital growth.
T. Rowe Price International Stock - Retirement                            Seeks long-term capital growth.
T. Rowe Price Mid-Cap Growth - Retirement                                 Seeks long-term capital appreciation.
* Load Waived

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Value - Advisor & Retirement                        Seeks long-term capital appreciation.
T. Rowe Price Retirement 2015 - Advisor & Retirement                      Seeks highest total return over time.
T. Rowe Price Retirement 2020- Advisor & Retirement                       Seeks highest total return over time.
T. Rowe Price Retirement 2025- Advisor & Retirement                       Seeks highest total return over time.
T. Rowe Price Retirement 2030- Advisor & Retirement                       Seeks highest total return over time.
T. Rowe Price Retirement 2035- Advisor & Retirement                       Seeks highest total return over time.
T. Rowe Price Retirement 2040- Advisor & Retirement                       Seeks highest total return over time.
T. Rowe Price Retirement 2045- Advisor & Retirement                       Seeks highest total return over time.
T. Rowe Price Retirement 2050- Advisor & Retirement                       Seeks highest total return over time.
T. Rowe Price Retirement 2055- Advisor & Retirement                       Seeks highest total return over time.
T. Rowe Price Retirement Income - Advisor & Retirement                    Seeks highest total return over time.
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Templeton Foreign - Class A* & Retirement                                 Seeks long-term capital growth.
Templeton Global Bond - Class A* & Retirement                             Seeks current income.
Templeton Growth - Class A* & Retirement                                  Seeks long-term capital growth.
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Thornburg Core Growth - Class R3 & Class R5                               Seeks long-term capital appreciation.
Thornburg International Value - Class R3 & Class R5                       Seeks long-term capital appreciation.
Thornburg Investment Income Builder Fund - Class R3 & Class R5            Seeks to provide current income.
Thornburg Limited-Term Income - Class R3                                  Seeks to provide a high level of income.
Thornburg Limited-Term US Government - Class R3                           Seeks to provide a high level of current income.
Thornburg Value - Class R3                                                Seeks long-term capital appreciation.
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TIAA-CREF Bond Index - Retirement                                         Seeks a favorable long-term total return by primarily
                                                                           investing in a portfolio of fixed-income securities.
TIAA-CREF Growth & Income Fund - Retirement                               Seeks a favorable long-term total return through both
                                                                           capital appreciation and investment income
TIAA-CREF International Equity Index Fund - Retirement                    Seeks a favorable long-term total return, mainly through
                                                                           capital appreciation,
TIAA-CREF Large-Cap Growth Index Fund - Retirement                        Seeks a favorable long-term return
TIAA-CREF Large-Cap Value Index Fund - Retirement                         Seeks a favorable long-term total return.
                                                                            companies based on a market index.
TIAA-CREF Social Choice Equity Fund - Retirement                          Seeks a favorable long-term total return
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Timothy Plan Conservative Growth Fund - Class A*                          Seeks long-term growth of capital.
Timothy Plan Strategic Growth Fund - Class A*                             Seeks a high long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Short-Term Federal - Investor                                    Seeks current income.
Vanguard VIF Small Company Growth - Insurance                             Seeks long-term capital appreciation.

---------------------------------------------------------------------------------------------------------------------------------
* Load Waived




THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

THE CONTRACTS
GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A , 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A


A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.



        CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

CONTRIBUTIONS UNDER THE CONTRACTS


Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contributions permitted under a Contract, but any such change in the minimum required contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.



Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK


Under 403(b), 408, 408A, HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


INITIAL AND SINGLE CONTRIBUTIONS

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

ALLOCATION OF CONTRIBUTIONS

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the OneAmerica Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.A Participant's Account Value that has been initially allocated to the default

Investment Option may be transferred to other available Investment Options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.



Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."


SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the Funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee





TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.


Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.


Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.



ABUSIVE TRADING PRACTICES

LATE  TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET  TIMING

Market Timing. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the Participant is notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners. AUL will cooperate and may share Participant-level trading information with the Fund to the extent necessary to assist in the enforcement of these policies.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

PARTICIPANT'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

   (a) is equal to:

     (1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

     (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

   (b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the Asset Charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program.The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA

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or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction. Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                  CASH WITHDRAWALS AND THE DEATH BENEFIT

CASH WITHDRAWALS


During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.


The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.


A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."



In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 and 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59
(1)/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."




CONSTRAINTS ON WITHDRAWALS

GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b),
Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."



                                       87
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403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2 , severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

After 2008, payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.


A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different
Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

TEXAS OPTIONAL RETIREMENT PROGRAM

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment

     Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).


Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

For Contracts funding Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for 409A or 457 Plan Contracts).

For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6)years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety ( 90) days of written notice by the Owner, and without penalty as defined by law) either:

(1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or General Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the General


                                       89
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Account as of the date of calculation. In some Contracts, the MVA percentage is
5(x - y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y - x) when "y" exceeds "x," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six
(6) months after the effective date of termination.

TERMINATION BY AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six
(6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the FIA, see "The Fixed Interest Account" and "Termination by the Owner."

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 409A and 457 Programs do not contain provisions allowing the 10 percent free-out since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth
(10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts.

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Under a Benefit Responsive
Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has
(1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.


The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.


AUL reserves the right to change the credit factors upon sixty (60) day's notice of such change.

ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed.. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


ADDITIONAL CHARGES AND FEES

     Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

(3) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


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(5)  Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of mutual Funds or other investment vehicles.

(7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.


(9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Ibbottson Messirow Financial will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a A maximum fee of $1,500 applies, depending on plan assets. assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee.

(11) Redemption Fee: A redemption fee may be charged by the underlying  Funds to
     reimburse  fund  shareholders  for  expenses   associated  with  short-term
     trading. Please consult the Funds' prospectuses for more details.





OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant
Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.


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                                 ANNUITY PERIOD

GENERAL

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.



Generally, the Contracts provide for five (5) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement.

Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s),if the FIA (or the SVA)is not available under the Contract. The Participant's Account Value will remain in the FIA,(or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.




ANNUITY OPTIONS

OPTION 1 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

OPTION 2 - CERTAIN AND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.

OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.


OPTION 5 - FIXED PERIODS

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.




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                           THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the FIA have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the FIA has not been registered as an investment company under the 1940 Act. Accordingly, neither the FIA nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the FIA. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the FIA. For more information regarding the FIA, see the Contract.

INTEREST

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA, during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time.. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Income Account Value value, subject to the provisions of the Contract. This Fixed Income Account Value value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding collateralized policy loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one(1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Participant's Fixed Income Account Value, see "Cash Withdrawals."

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



A Participant's Fixed Income Account Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Income Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's Fixed Income Account Value is $2,500 or more on the first (1st) day of a Contract Year , then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Income Account Value as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Income Account Values will be effected on a first-in, first-out basis. If a Participant has more than one (1) Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA, or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.


In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one
(1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant;s FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year.

CONTRACT CHARGES


The withdrawal charge will be the same for amounts withdrawn from a Participant's FIA Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the FIA. The Asset Charge will not be assessed against the FIA, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the FIA. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the FIA; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."



An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."


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403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the FIA, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender, AUL may, by Contract amendment, limit the availability of future loans of this type under the Contract.

                         THE STABLE VALUE ACCOUNT


In General

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than 3 years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least 35 days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least 5 days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% vested under the Plan, and if he receives all or a portion of his vested Account Value as a Plan benefit, his entire non-vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's vested Account Value is withdrawn to provide a benefit, an amount equal to his non-vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.

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


Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.


If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary .

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.


Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than 5 Business Days following the Business Day that AUL receives that request, no Contributions may be credited to the SVA, no transfers from the SVA may be made, and Plan benefits are paid as described below.


The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

(a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2) The Guaranteed SVA Account Value of each Participant and the Contract Owner will be transferred to an interest account within our General Account. Amounts in this interest account shall earn interest equal to the same rate as that earned by the SVA on the Contract termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Amounts accumulated in this interest account, subject to a withdrawal charge, will be paid out 365 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge will be allowed during this 365-day period. An earlier payout within the 365-day period may be arranged with the Contract Owner at AUL's option.





(b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in
(a)  above.

AUL will not maintain individual Participant Accounts during the 365-day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.




                              MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.


Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA-compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


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

ASSIGNABILITY


In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.



PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use by Employer, association, and other group retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans.. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.





AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

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


TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.



403(b) Plans

On July 26, 2007, the Internal Revenue Service (IRS) issued final regulations for tax-sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective on January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction Contributions, such as 401(k) Plans and 457(b) Plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan but must have been operated since January 1, 2009 as if the Plan were already established, 2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted, provided that the transfer is a change of investment among approved vendors within the same Plan or to a 403(b) or 401(a) Plan of another Employer if certain conditions are met, 4) Plans may include language that permits Plan termination and distribution of benefits, 5) Employers must ensure that loans and hardship distributions are made in accordance with the applicable Plan and IRS rules, 6) Employers must have a services agreement in place with each approved vendor, 7) Employers must have a process to ensure Contributions are made in compliance with the applicable limits, and 8) Contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

408 and 408A PROGRAMS

     1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances

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


If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

  2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A and 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services). The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan - and any 457(f) Plan - are subject to
Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.


A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later


A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:


   (a) the Participant has attained age 59 1/2;
   (b) the Participant has died; or
   (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


Any permitted distribution from a Participant Account under a 403(b) Program will be subject to a 10 percent excise tax unless the Participant satisfies one
(1) of the exemptions listed above for Employee Benefit Plans. See "Constraints on Withdrawals."



WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

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All other types of distributions from 401 Employee Benefit Plans and 403(b)
Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.


                                OTHER INFORMATION
MIXED AND SHARED FUNDING

The Portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either:
(i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Plan. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Portfolios of a Fund should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all Portfolios of a Fund should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Portfolio of a Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account or the Variable Account without notice, Owner or Participant approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in a new Portfolio of a Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Owners on a basis to be determined by AUL. Not all Investment Accounts may be available under a particular Contract. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by AUL to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the 1940 Act or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.



CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.


Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.




RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.




                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457(b)Programs..........................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS



                             Dated: May 1, 2011



================================================================================

Please read this prospectus carefully before you invest or send money. Variable annuities issued by American United Life Insurance Company(R) (AUL) are
distributed by OneAmerica(R) Securities, Inc., member FINRA, SIPC, a wholly-owned subsidiary of AUL.

American United Life Insurance Company(R) a OneAmerica(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(R) 2011 American United Life Insurance Company(R) All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

================================================================================

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2011

                            AUL American Unit Trust

                        Group Variable Annuity Contracts

                                   Offered By


                   American United Life Insurance Company(R)

                              One American Square

                          Indianapolis, Indiana 46282

                                 (800) 249-6269



                      Annuity Service Office Mail Address:

                P.O. Box 6148, Indianapolis, Indiana 46206-6148


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2011.


A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457(b)Programs..........................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    5

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the principal underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulatory Authority, ("FINRA.")

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.


LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) Programs

Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $16,500 for 2011. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $19,500 for all years.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $49,000, or (b) 100 percent of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the Participant's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 and 408A Programs

Contributions to the individual retirement annuity/account of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity/account are limited to the lesser of $5,000 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 Programs

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $16,500, or (b) 100 percent of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $49,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HSA") for 2011 is $3,050 for an individual and $6,150 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by certain catch-up contributions for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2010 and 2009 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2010, December 31, 2009 and December 31, 2008, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Financials of the Registrant

The financial statements of the AUL American Unit Trust as of December 31, 2010 are included in this Statement of Additional Information.

A MESSAGE FROM
THE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN UNIT TRUST

We experienced a marked change in investor sentiment as we moved through 2010. We started the year with elevated expectations since we were in the beginning stages of an economic recovery. However, these positive expectations were short-lived as domestic economic indicators weakened and fears of a double-dip recession began to emerge. In response, the Federal Reserve and the current administration took decisive action by increasing the level of stimulus, both from a monetary and fiscal standpoint. Fortunately, these efforts seem to be effective as our domestic economy rebounded in the final months of 2010.

The equity market clambered to a second consecutive year of investment gains with the S&P 500 advancing 15.1 percent during calendar 2010. However, almost all of this positive investment performance occurred during the second half of the year. Due to heightened recession fears, the S&P 500 declined 6.5 percent during the first half of 2010. But as these fears began to subside, investors once again became more bullish, with the S&P 500 achieving a 23.3 percent investment return during the final six months of the year.

U.S. fixed income markets also ended the year with positive investment performance in response to two years of generally falling interest rates. The Barclays U.S. Aggregate Bond Index, which has significant exposure to U.S. Treasury and other low-risk securities, returned 6.5 percent during 2010. However, bond indices with more exposure to credit sensitive securities performed better during the year as default fears subsided and credit spreads narrowed. For example, the Barclays Corporate Index was up 9 percent and the Barclays High Yield Index was up over 15 percent for the year.

Going into 2011, we remain positive on the domestic economy's prospects. Clearly, the recovery has been materially slower than expected, but our economy does appear to be expanding. However, there remain significant challenges going forward. The housing market remains strained and overbuilt, the Fed has significant liquidity that must eventually be drained from the economy, and the entire bank and finance sector remains prone to negative headlines. More importantly, the situation in Europe - while currently stable - appears to be far from over. Any material negative headline out of Europe will undoubtedly apply pressure to our credit and equity markets.

Despite these concerns, we are projecting positive equity returns during 2011. However, volatility will likely continue and the magnitude of returns is unlikely to match 2009 and 2010, especially after the explosive returns achieved during the second half of last year. Performance for fixed income investments may also be more muted in 2011 and will be dependent on the strength of our economic recovery and the possibility of higher rates in the future.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.

                            Dayton H. Molendorp, CLU
                            Chairman, President, and Chief Executive Officer of American United Life Insurance Company(R)

Indianapolis, Indiana
April 1, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Unit Trust and the
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Unit Trust (the "Trust") at December 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
April 14, 2011



                             AUL American Unit Trust
               AllianceBernstein 2010 Strategy R Class - 01879T359

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          164,985    $          151,196                   16,400
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (16)
                                    ------------------
Net assets                          $          164,969
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          164,969               179,161     $               0.92
Band 100                                             -                     -                     0.93
Band 75                                              -                     -                     0.94
Band 50                                              -                     -                     0.94
Band 25                                              -                     -                     0.95
Band 0                                               -                     -                     0.96
                                    ------------------    ------------------
 Total                              $          164,969               179,161
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              4,064
Mortality & expense charges                                                                    (2,203)
                                                                                 --------------------
Net investment income (loss)                                                                    1,861
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       33,821
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (12,740)
                                                                                 --------------------
Net gain (loss)                                                                                21,081
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             22,942
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,861     $              995
Net realized gain (loss)                                                33,821                  2,808
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   (12,740)                26,457
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       22,942                 30,260
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               142,155                 54,844
Cost of units redeemed                                                (137,145)               (17,430)
Account charges                                                           (284)                  (276)
                                                            ------------------     ------------------
Increase (decrease)                                                      4,726                 37,138
                                                            ------------------     ------------------
Net increase (decrease)                                                 27,668                 67,398
Net assets, beginning                                                  137,301                 69,903
                                                            ------------------     ------------------
Net assets, ending                                          $          164,969     $          137,301
                                                            ==================     ==================
Units sold                                                             171,672                 80,692
Units redeemed                                                        (157,172)               (22,896)
                                                            ------------------     ------------------
Net increase (decrease)                                                 14,500                 57,796
Units outstanding, beginning                                           164,661                106,865
                                                            ------------------     ------------------
Units outstanding, ending                                              179,161                164,661
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     266,520
Cost of units redeemed/account charges                                                       (156,894)
Net investment income (loss)                                                                    3,947
Net realized gain (loss)                                                                       36,034
Realized gain distributions                                                                     1,573
Net change in unrealized appreciation (depreciation)                                           13,789
                                                                                        -------------
                                                                                        $     164,969
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.92          179     $      165          1.25%          10.4%
12/31/2009          0.83          165            137          1.25%          27.5%
12/31/2008          0.65          107             70          1.25%         -33.9%
12/31/2007          0.99            0              0          1.25%          -1.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.93            0     $        0          1.00%          10.7%
12/31/2009          0.84            0              0          1.00%          27.8%
12/31/2008          0.66            0              0          1.00%         -33.7%
12/31/2007          0.99            0              0          1.00%          -1.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.94            0     $        0          0.75%          11.0%
12/31/2009          0.84            0              0          0.75%          28.1%
12/31/2008          0.66            0              0          0.75%         -33.5%
12/31/2007          0.99            0              0          0.75%          -1.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.94            0     $        0          0.50%          11.3%
12/31/2009          0.85            0              0          0.50%          28.4%
12/31/2008          0.66            0              0          0.50%         -33.4%
12/31/2007          0.99            0              0          0.50%          -1.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.95            0     $        0          0.25%          11.5%
12/31/2009          0.85            0              0          0.25%          28.8%
12/31/2008          0.66            0              0          0.25%         -33.2%
12/31/2007          0.99            0              0          0.25%          -0.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.96            0     $        0          0.00%          11.8%
12/31/2009          0.86            0              0          0.00%          29.1%
12/31/2008          0.66            0              0          0.00%         -33.0%
12/31/2007          0.99            0              0          0.00%          -0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.7%
2009                     2.3%
2008                     3.3%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2010 Strategy Advisor Class - 01879T763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,410,998    $        3,071,971                  337,722
Receivables: investments sold                      370    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,411,368
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $              353                   378     $               0.93
Band 100                                             -                     -                     0.94
Band 75                                              -                     -                     0.95
Band 50                                              -                     -                     0.96
Band 25                                      3,411,015             3,536,820                     0.96
Band 0                                               -                     -                     0.97
                                    ------------------    ------------------
 Total                              $        3,411,368             3,537,198
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            103,349
Mortality & expense charges                                                                   (11,077)
                                                                                 --------------------
Net investment income (loss)                                                                   92,272
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (139,600)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          452,931
                                                                                 --------------------
Net gain (loss)                                                                               313,331
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            405,603
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           92,272     $           67,964
Net realized gain (loss)                                              (139,600)              (347,323)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   452,931              1,120,100
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      405,603                840,741
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               110,401                569,188
Cost of units redeemed                                                (726,687)              (881,994)
Account charges                                                         (8,203)                (9,542)
                                                            ------------------     ------------------
Increase (decrease)                                                   (624,489)              (322,348)
                                                            ------------------     ------------------
Net increase (decrease)                                               (218,886)               518,393
Net assets, beginning                                                3,630,254              3,111,861
                                                            ------------------     ------------------
Net assets, ending                                          $        3,411,368     $        3,630,254
                                                            ==================     ==================
Units sold                                                             582,839                818,444
Units redeemed                                                      (1,274,073)            (1,272,471)
                                                            ------------------     ------------------
Net increase (decrease)                                               (691,234)              (454,027)
Units outstanding, beginning                                         4,228,432              4,682,459
                                                            ------------------     ------------------
Units outstanding, ending                                            3,537,198              4,228,432
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   7,216,754
Cost of units redeemed/account charges                                                     (3,696,287)
Net investment income (loss)                                                                  264,114
Net realized gain (loss)                                                                     (835,528)
Realized gain distributions                                                                   123,288
Net change in unrealized appreciation (depreciation)                                          339,027
                                                                                        -------------
                                                                                        $   3,411,368
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.93            0     $        0          1.25%          11.0%
12/31/2009          0.84          326            275          1.25%          28.0%
12/31/2008          0.66          201            132          1.25%         -33.5%
12/31/2007          0.99            0              0          1.25%          -1.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.94            0     $        0          1.00%          11.3%
12/31/2009          0.85            0              0          1.00%          28.4%
12/31/2008          0.66            0              0          1.00%         -33.4%
12/31/2007          0.99            0              0          1.00%          -1.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.95            0     $        0          0.75%          11.6%
12/31/2009          0.85            0              0          0.75%          28.7%
12/31/2008          0.66            0              0          0.75%         -33.2%
12/31/2007          0.99            0              0          0.75%          -1.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.96            0     $        0          0.50%          11.9%
12/31/2009          0.86            0              0          0.50%          29.0%
12/31/2008          0.66            0              0          0.50%         -33.0%
12/31/2007          0.99            0              0          0.50%          -1.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.96        3,537     $    3,411          0.25%          12.2%
12/31/2009          0.86        3,902          3,356          0.25%          29.3%
12/31/2008          0.66        4,481          2,980          0.25%         -32.9%
12/31/2007          0.99            0              0          0.25%          -0.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.97            0     $        0          0.00%          12.4%
12/31/2009          0.86            0              0          0.00%          29.7%
12/31/2008          0.67            0              0          0.00%         -32.7%
12/31/2007          0.99            0              0          0.00%          -0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.9%
2009                     2.3%
2008                     7.2%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein 2015 Strategy R Class - 01879T326

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          748,102    $          626,049                   73,996
Receivables: investments sold                      834    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          748,936
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          748,936               837,546     $               0.89
Band 100                                             -                     -                     0.90
Band 75                                              -                     -                     0.91
Band 50                                              -                     -                     0.92
Band 25                                              -                     -                     0.92
Band 0                                               -                     -                     0.93
                                    ------------------    ------------------
 Total                              $          748,936               837,546
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             18,287
Mortality & expense charges                                                                    (8,430)
                                                                                 --------------------
Net investment income (loss)                                                                    9,857
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (11,085)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           69,373
                                                                                 --------------------
Net gain (loss)                                                                                58,288
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             68,145
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            9,857     $            5,465
Net realized gain (loss)                                               (11,085)                (1,315)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    69,373                124,120
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       68,145                128,270
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                28,715                360,067
Cost of units redeemed                                                 (54,421)                (4,102)
Account charges                                                           (552)                  (622)
                                                            ------------------     ------------------
Increase (decrease)                                                    (26,258)               355,343
                                                            ------------------     ------------------
Net increase (decrease)                                                 41,887                483,613
Net assets, beginning                                                  707,049                223,436
                                                            ------------------     ------------------
Net assets, ending                                          $          748,936     $          707,049
                                                            ==================     ==================
Units sold                                                             325,200                526,275
Units redeemed                                                        (363,903)                (6,700)
                                                            ------------------     ------------------
Net increase (decrease)                                                (38,703)               519,575
Units outstanding, beginning                                           876,249                356,674
                                                            ------------------     ------------------
Units outstanding, ending                                              837,546                876,249
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     689,017
Cost of units redeemed/account charges                                                        (74,325)
Net investment income (loss)                                                                   19,818
Net realized gain (loss)                                                                      (15,574)
Realized gain distributions                                                                     7,947
Net change in unrealized appreciation (depreciation)                                          122,053
                                                                                        -------------
                                                                                        $     748,936
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.89          838     $      749          1.25%          10.8%
12/31/2009          0.81          876            707          1.25%          28.8%
12/31/2008          0.63          357            223          1.25%         -36.6%
12/31/2007          0.99            0              0          1.25%          -1.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90            0     $        0          1.00%          11.1%
12/31/2009          0.81            0              0          1.00%          29.1%
12/31/2008          0.63            0              0          1.00%         -36.4%
12/31/2007          0.99            0              0          1.00%          -1.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.91            0     $        0          0.75%          11.4%
12/31/2009          0.82            0              0          0.75%          29.5%
12/31/2008          0.63            0              0          0.75%         -36.2%
12/31/2007          0.99            0              0          0.75%          -1.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.92            0     $        0          0.50%          11.7%
12/31/2009          0.82            0              0          0.50%          29.8%
12/31/2008          0.63            0              0          0.50%         -36.1%
12/31/2007          0.99            0              0          0.50%          -1.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.92            0     $        0          0.25%          11.9%
12/31/2009          0.82            0              0          0.25%          30.1%
12/31/2008          0.63            0              0          0.25%         -35.9%
12/31/2007          0.99            0              0          0.25%          -1.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.93            0     $        0          0.00%          12.2%
12/31/2009          0.83            0              0          0.00%          30.4%
12/31/2008          0.64            0              0          0.00%         -35.8%
12/31/2007          0.99            0              0          0.00%          -1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.5%
2009                     2.4%
2008                     5.1%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2015 Strategy Advisor Class - 01879T722

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,133,847    $        7,749,149                  799,002
Receivables: investments sold                      526    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,134,373
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            3,100                 3,410     $               0.91
Band 100                                             -                     -                     0.92
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.93
Band 25                                      8,131,273             8,668,568                     0.94
Band 0                                               -                     -                     0.95
                                    ------------------    ------------------
 Total                              $        8,134,373             8,671,978
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            245,381
Mortality & expense charges                                                                   (28,388)
                                                                                 --------------------
Net investment income (loss)                                                                  216,993
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (218,723)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,035,997
                                                                                 --------------------
Net gain (loss)                                                                               817,274
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,034,267
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          216,993     $          139,176
Net realized gain (loss)                                              (218,723)              (202,734)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,035,997              1,862,753
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,034,267              1,799,195
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               177,124              1,188,237
Cost of units redeemed                                                (879,873)              (536,001)
Account charges                                                        (13,613)               (14,006)
                                                            ------------------     ------------------
Increase (decrease)                                                   (716,362)               638,230
                                                            ------------------     ------------------
Net increase (decrease)                                                317,905              2,437,425
Net assets, beginning                                                7,816,468              5,379,043
                                                            ------------------     ------------------
Net assets, ending                                          $        8,134,373     $        7,816,468
                                                            ==================     ==================
Units sold                                                           1,515,594              1,737,314
Units redeemed                                                      (2,245,436)              (791,099)
                                                            ------------------     ------------------
Net increase (decrease)                                               (729,842)               946,215
Units outstanding, beginning                                         9,401,820              8,455,605
                                                            ------------------     ------------------
Units outstanding, ending                                            8,671,978              9,401,820
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  10,680,041
Cost of units redeemed/account charges                                                     (3,005,835)
Net investment income (loss)                                                                  510,991
Net realized gain (loss)                                                                     (624,233)
Realized gain distributions                                                                   188,711
Net change in unrealized appreciation (depreciation)                                          384,698
                                                                                        -------------
                                                                                        $   8,134,373
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.91            3     $        3          1.25%          11.5%
12/31/2009          0.82          997            813          1.25%          29.5%
12/31/2008          0.63          750            472          1.25%         -36.3%
12/31/2007          0.99            0              0          1.25%          -1.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.92            0     $        0          1.00%          11.7%
12/31/2009          0.82            0              0          1.00%          29.9%
12/31/2008          0.63            0              0          1.00%         -36.1%
12/31/2007          0.99            0              0          1.00%          -1.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.92            0     $        0          0.75%          12.0%
12/31/2009          0.82            0              0          0.75%          30.2%
12/31/2008          0.63            0              0          0.75%         -35.9%
12/31/2007          0.99            0              0          0.75%          -1.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.93            0     $        0          0.50%          12.3%
12/31/2009          0.83            0              0          0.50%          30.5%
12/31/2008          0.63            0              0          0.50%         -35.8%
12/31/2007          0.99            0              0          0.50%          -1.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.94        8,669     $    8,131          0.25%          12.6%
12/31/2009          0.83        8,405          7,003          0.25%          30.9%
12/31/2008          0.64        7,706          4,907          0.25%         -35.6%
12/31/2007          0.99            0              0          0.25%          -1.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.95            0     $        0          0.00%          12.9%
12/31/2009          0.84            0              0          0.00%          31.2%
12/31/2008          0.64            0              0          0.00%         -35.5%
12/31/2007          0.99            0              0          0.00%          -1.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     3.1%
2009                     2.4%
2008                     6.3%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein 2020 Strategy R Class - 01879T284

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,036,629    $          867,843                  103,974
Receivables: investments sold                    7,030    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,043,659
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,043,659             1,201,077     $               0.87
Band 100                                             -                     -                     0.88
Band 75                                              -                     -                     0.88
Band 50                                              -                     -                     0.89
Band 25                                              -                     -                     0.90
Band 0                                               -                     -                     0.90
                                    ------------------    ------------------
 Total                              $        1,043,659             1,201,077
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             22,884
Mortality & expense charges                                                                   (11,025)
                                                                                 --------------------
Net investment income (loss)                                                                   11,859
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       38,295
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           55,796
                                                                                 --------------------
Net gain (loss)                                                                                94,091
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            105,950
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           11,859     $            6,510
Net realized gain (loss)                                                38,295                    195
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    55,796                115,435
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      105,950                122,140
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               364,887                548,424
Cost of units redeemed                                                (160,031)               (33,586)
Account charges                                                         (1,191)                (1,231)
                                                            ------------------     ------------------
Increase (decrease)                                                    203,665                513,607
                                                            ------------------     ------------------
Net increase (decrease)                                                309,615                635,747
Net assets, beginning                                                  734,044                 98,297
                                                            ------------------     ------------------
Net assets, ending                                          $        1,043,659     $          734,044
                                                            ==================     ==================
Units sold                                                             512,021                827,938
Units redeemed                                                        (251,267)               (51,253)
                                                            ------------------     ------------------
Net increase (decrease)                                                260,754                776,685
Units outstanding, beginning                                           940,323                163,638
                                                            ------------------     ------------------
Units outstanding, ending                                            1,201,077                940,323
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,011,300
Cost of units redeemed/account charges                                                       (196,499)
Net investment income (loss)                                                                   19,513
Net realized gain (loss)                                                                       38,248
Realized gain distributions                                                                     2,311
Net change in unrealized appreciation (depreciation)                                          168,786
                                                                                        -------------
                                                                                        $   1,043,659
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87        1,201     $    1,044          1.25%          11.3%
12/31/2009          0.78          940            734          1.25%          30.0%
12/31/2008          0.60          164             98          1.25%         -39.1%
12/31/2007          0.99            0              0          1.25%          -1.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.88            0     $        0          1.00%          11.6%
12/31/2009          0.78            0              0          1.00%          30.3%
12/31/2008          0.60            0              0          1.00%         -38.9%
12/31/2007          0.99            0              0          1.00%          -1.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.88            0     $        0          0.75%          11.9%
12/31/2009          0.79            0              0          0.75%          30.6%
12/31/2008          0.60            0              0          0.75%         -38.8%
12/31/2007          0.99            0              0          0.75%          -1.3%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.89            0     $        0          0.50%          12.1%
12/31/2009          0.79            0              0          0.50%          30.9%
12/31/2008          0.61            0              0          0.50%         -38.6%
12/31/2007          0.99            0              0          0.50%          -1.3%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90            0     $        0          0.25%          12.4%
12/31/2009          0.80            0              0          0.25%          31.3%
12/31/2008          0.61            0              0          0.25%         -38.5%
12/31/2007          0.99            0              0          0.25%          -1.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90            0     $        0          0.00%          12.7%
12/31/2009          0.80            0              0          0.00%          31.6%
12/31/2008          0.61            0              0          0.00%         -38.3%
12/31/2007          0.99            0              0          0.00%          -1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.6%
2009                     2.7%
2008                     2.6%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2020 Strategy Advisor Class - 01879T672

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,756,487    $        6,579,464                  672,956
Receivables: investments sold                      181    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,756,668
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            8,564                 9,706     $               0.88
Band 100                                             -                     -                     0.89
Band 75                                              -                     -                     0.90
Band 50                                              -                     -                     0.90
Band 25                                      6,748,104             7,412,143                     0.91
Band 0                                               -                     -                     0.92
                                    ------------------    ------------------
 Total                              $        6,756,668             7,421,849
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            179,218
Mortality & expense charges                                                                   (20,172)
                                                                                 --------------------
Net investment income (loss)                                                                  159,046
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (156,446)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          823,849
                                                                                 --------------------
Net gain (loss)                                                                               667,403
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            826,449
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          159,046     $          105,891
Net realized gain (loss)                                              (156,446)              (276,063)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   823,849              1,633,665
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      826,449              1,463,493
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               377,281                866,496
Cost of units redeemed                                                (429,932)              (692,605)
Account charges                                                        (11,969)               (11,901)
                                                            ------------------     ------------------
Increase (decrease)                                                    (64,620)               161,990
                                                            ------------------     ------------------
Net increase (decrease)                                                761,829              1,625,483
Net assets, beginning                                                5,994,839              4,369,356
                                                            ------------------     ------------------
Net assets, ending                                          $        6,756,668     $        5,994,839
                                                            ==================     ==================
Units sold                                                           1,317,043              1,325,662
Units redeemed                                                      (1,347,836)            (1,033,190)
                                                            ------------------     ------------------
Net increase (decrease)                                                (30,793)               292,472
Units outstanding, beginning                                         7,452,642              7,160,170
                                                            ------------------     ------------------
Units outstanding, ending                                            7,421,849              7,452,642
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   8,293,336
Cost of units redeemed/account charges                                                     (1,780,854)
Net investment income (loss)                                                                  380,241
Net realized gain (loss)                                                                     (486,611)
Realized gain distributions                                                                   173,533
Net change in unrealized appreciation (depreciation)                                          177,023
                                                                                        -------------
                                                                                        $   6,756,668
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.88           10     $        9          1.25%          11.9%
12/31/2009          0.79          566            447          1.25%          30.7%
12/31/2008          0.60          303            183          1.25%         -38.8%
12/31/2007          0.99            0              0          1.25%          -1.3%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.89            0     $        0          1.00%          12.2%
12/31/2009          0.79            0              0          1.00%          31.0%
12/31/2008          0.61            0              0          1.00%         -38.7%
12/31/2007          0.99            0              0          1.00%          -1.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90            0     $        0          0.75%          12.4%
12/31/2009          0.80            0              0          0.75%          31.3%
12/31/2008          0.61            0              0          0.75%         -38.5%
12/31/2007          0.99            0              0          0.75%          -1.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90            0     $        0          0.50%          12.7%
12/31/2009          0.80            0              0          0.50%          31.6%
12/31/2008          0.61            0              0          0.50%         -38.4%
12/31/2007          0.99            0              0          0.50%          -1.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.91        7,412     $    6,748          0.25%          13.0%
12/31/2009          0.81        6,886          5,548          0.25%          32.0%
12/31/2008          0.61        6,857          4,186          0.25%         -38.2%
12/31/2007          0.99            0              0          0.25%          -1.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.92            0     $        0          0.00%          13.3%
12/31/2009          0.81            0              0          0.00%          32.3%
12/31/2008          0.61            0              0          0.00%         -38.1%
12/31/2007          0.99            0              0          0.00%          -1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.8%
2009                     2.3%
2008                     5.7%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein 2025 Strategy R Class - 01879T250

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,033,220    $          875,287                  102,298
Receivables: investments sold                    2,812    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,036,032
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,036,032             1,223,334     $               0.85
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.86
Band 50                                              -                     -                     0.87
Band 25                                              -                     -                     0.87
Band 0                                               -                     -                     0.88
                                    ------------------    ------------------
 Total                              $        1,036,032             1,223,334
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             21,236
Mortality & expense charges                                                                   (10,885)
                                                                                 --------------------
Net investment income (loss)                                                                   10,351
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       42,048
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           42,186
                                                                                 --------------------
Net gain (loss)                                                                                84,234
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             94,585
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           10,351     $            3,707
Net realized gain (loss)                                                42,048                 (5,981)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    42,186                118,708
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       94,585                116,434
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               567,004                436,571
Cost of units redeemed                                                (180,085)               (45,238)
Account charges                                                         (1,030)                  (993)
                                                            ------------------     ------------------
Increase (decrease)                                                    385,889                390,340
                                                            ------------------     ------------------
Net increase (decrease)                                                480,474                506,774
Net assets, beginning                                                  555,558                 48,784
                                                            ------------------     ------------------
Net assets, ending                                          $        1,036,032     $          555,558
                                                            ==================     ==================
Units sold                                                             757,866                741,027
Units redeemed                                                        (265,774)               (93,873)
                                                            ------------------     ------------------
Net increase (decrease)                                                492,092                647,154
Units outstanding, beginning                                           731,242                 84,088
                                                            ------------------     ------------------
Units outstanding, ending                                            1,223,334                731,242
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,053,690
Cost of units redeemed/account charges                                                       (227,758)
Net investment income (loss)                                                                   14,718
Net realized gain (loss)                                                                       35,839
Realized gain distributions                                                                     1,610
Net change in unrealized appreciation (depreciation)                                          157,933
                                                                                        -------------
                                                                                        $   1,036,032
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85        1,223     $    1,036          1.25%          11.5%
12/31/2009          0.76          731            556          1.25%          31.0%
12/31/2008          0.58           84             49          1.25%         -41.0%
12/31/2007          0.98            0              0          1.25%          -1.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85            0     $        0          1.00%          11.7%
12/31/2009          0.76            0              0          1.00%          31.3%
12/31/2008          0.58            0              0          1.00%         -40.9%
12/31/2007          0.98            0              0          1.00%          -1.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.86            0     $        0          0.75%          12.0%
12/31/2009          0.77            0              0          0.75%          31.6%
12/31/2008          0.58            0              0          0.75%         -40.7%
12/31/2007          0.98            0              0          0.75%          -1.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87            0     $        0          0.50%          12.3%
12/31/2009          0.77            0              0          0.50%          31.9%
12/31/2008          0.59            0              0          0.50%         -40.6%
12/31/2007          0.99            0              0          0.50%          -1.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87            0     $        0          0.25%          12.6%
12/31/2009          0.78            0              0          0.25%          32.3%
12/31/2008          0.59            0              0          0.25%         -40.4%
12/31/2007          0.99            0              0          0.25%          -1.5%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.88            0     $        0          0.00%          12.9%
12/31/2009          0.78            0              0          0.00%          32.6%
12/31/2008          0.59            0              0          0.00%         -40.3%
12/31/2007          0.99            0              0          0.00%          -1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.7%
2009                     2.7%
2008                     3.0%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2025 Strategy Advisor Class - 01879T631

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,038,061    $        4,786,853                  496,850
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,027)
                                    ------------------
Net assets                          $        5,037,034
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           37,285                43,317     $               0.86
Band 100                                             -                     -                     0.87
Band 75                                              -                     -                     0.87
Band 50                                              -                     -                     0.88
Band 25                                      4,999,749             5,629,327                     0.89
Band 0                                               -                     -                     0.90
                                    ------------------    ------------------
 Total                              $        5,037,034             5,672,644
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            128,992
Mortality & expense charges                                                                   (20,905)
                                                                                 --------------------
Net investment income (loss)                                                                  108,087
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (187,420)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          762,897
                                                                                 --------------------
Net gain (loss)                                                                               575,477
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            683,564
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          108,087     $           75,218
Net realized gain (loss)                                              (187,420)              (195,431)
Realized gain distributions                                                  -                     -
Net change in unrealized appreciation (depreciation)                   762,897              1,269,545
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      683,564              1,149,332
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               858,536                763,374
Cost of units redeemed                                              (1,412,481)              (305,902)
Account charges                                                        (11,701)               (11,146)
                                                            ------------------     ------------------
Increase (decrease)                                                   (565,646)               446,326
                                                            ------------------     ------------------
Net increase (decrease)                                                117,918              1,595,658
Net assets, beginning                                                4,919,116              3,323,458
                                                            ------------------     ------------------
Net assets, ending                                          $        5,037,034     $        4,919,116
                                                            ==================     ==================
Units sold                                                           1,071,393              1,207,836
Units redeemed                                                      (1,690,631)              (561,643)
                                                            ------------------     ------------------
Net increase (decrease)                                               (619,238)               646,193
Units outstanding, beginning                                         6,291,882              5,645,689
                                                            ------------------     ------------------
Units outstanding, ending                                            5,672,644              6,291,882
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   8,828,764
Cost of units redeemed/account charges                                                     (3,865,091)
Net investment income (loss)                                                                  257,644
Net realized gain (loss)                                                                     (578,373)
Realized gain distributions                                                                   142,882
Net change in unrealized appreciation (depreciation)                                          251,208
                                                                                        -------------
                                                                                        $   5,037,034
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.86           43     $       37          1.25%          12.0%
12/31/2009          0.77        1,198            920          1.25%          31.7%
12/31/2008          0.58        1,284            749          1.25%         -40.7%
12/31/2007          0.98            0              0          1.25%          -1.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87            0     $        0          1.00%          12.3%
12/31/2009          0.77            0              0          1.00%          32.0%
12/31/2008          0.59            0              0          1.00%         -40.6%
12/31/2007          0.99            0              0          1.00%          -1.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87            0     $        0          0.75%          12.6%
12/31/2009          0.78            0              0          0.75%          32.3%
12/31/2008          0.59            0              0          0.75%         -40.5%
12/31/2007          0.99            0              0          0.75%          -1.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.88            0     $        0          0.50%          12.9%
12/31/2009          0.78            0              0          0.50%          32.7%
12/31/2008          0.59            0              0          0.50%         -40.3%
12/31/2007          0.99            0              0          0.50%          -1.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.89        5,629     $    5,000          0.25%          13.1%
12/31/2009          0.78        5,094          3,999          0.25%          33.0%
12/31/2008          0.59        4,362          2,574          0.25%         -40.2%
12/31/2007          0.99          0                0          0.25%          -1.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90            0     $        0          0.00%          13.4%
12/31/2009          0.79            0              0          0.00%          33.3%
12/31/2008          0.59            0              0          0.00%         -40.0%
12/31/2007          0.99            0              0          0.00%          -1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.6%
2009                     2.2%
2008                     5.2%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein 2030 Strategy R Class - 01879T227

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          653,609    $          515,710                   65,295
Receivables: investments sold                      812    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          654,421
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          654,421               787,491     $               0.83
Band 100                                             -                     -                     0.84
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.86
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
 Total                              $          654,421               787,491
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             11,445
Mortality & expense charges                                                                    (7,230)
                                                                                 --------------------
Net investment income (loss)                                                                    4,215
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (15,229)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           71,880
                                                                                 --------------------
Net gain (loss)                                                                                56,651
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             60,866
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            4,215     $            2,333
Net realized gain (loss)                                               (15,229)                (5,437)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    71,880                125,281
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       60,866                122,177
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                74,869                269,692
Cost of units redeemed                                                 (25,345)               (13,027)
Account charges                                                         (1,515)                (1,403)
                                                            ------------------     ------------------
Increase (decrease)                                                     48,009                255,262
                                                            ------------------     ------------------
Net increase (decrease)                                                108,875                377,439
Net assets, beginning                                                  545,546                168,107
                                                            ------------------     ------------------
Net assets, ending                                          $          654,421     $          545,546
                                                            ==================     ==================
Units sold                                                             314,232                460,938
Units redeemed                                                        (256,948)               (24,737)
                                                            ------------------     ------------------
Net increase (decrease)                                                 57,284                436,201
Units outstanding, beginning                                           730,207                294,006
                                                            ------------------     ------------------
Units outstanding, ending                                              787,491                730,207
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     575,078
Cost of units redeemed/account charges                                                        (50,004)
Net investment income (loss)                                                                    7,940
Net realized gain (loss)                                                                      (21,978)
Realized gain distributions                                                                     5,486
Net change in unrealized appreciation (depreciation)                                          137,899
                                                                                        -------------
                                                                                        $     654,421
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.83          787     $      654          1.25%          11.2%
12/31/2009          0.75          730            546          1.25%          30.7%
12/31/2008          0.57          294            168          1.25%         -41.8%
12/31/2007          0.98            0              0          1.25%          -1.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          1.00%          11.5%
12/31/2009          0.75            0              0          1.00%          31.0%
12/31/2008          0.57            0              0          1.00%         -41.7%
12/31/2007          0.98            0              0          1.00%          -1.7%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          0.75%          11.8%
12/31/2009          0.76            0              0          0.75%          31.3%
12/31/2008          0.58            0              0          0.75%         -41.5%
12/31/2007          0.98            0              0          0.75%          -1.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85            0     $        0          0.50%          12.1%
12/31/2009          0.76            0              0          0.50%          31.6%
12/31/2008          0.58            0              0          0.50%         -41.4%
12/31/2007          0.98            0              0          0.50%          -1.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.86            0     $        0          0.25%          12.3%
12/31/2009          0.76            0              0          0.25%          32.0%
12/31/2008          0.58            0              0          0.25%         -41.2%
12/31/2007          0.98            0              0          0.25%          -1.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.86            0     $        0          0.00%          12.6%
12/31/2009          0.77            0              0          0.00%          32.3%
12/31/2008          0.58            0              0          0.00%         -41.1%
12/31/2007          0.98            0              0          0.00%          -1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.9%
2009                     1.9%
2008                     2.7%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2030 Strategy Advisor Class - 01879T581

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,467,155    $        3,152,877                  344,305
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (2,081)
                                    ------------------
Net assets                          $        3,465,074
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            9,785                11,577     $               0.85
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.86
Band 50                                              -                     -                     0.87
Band 25                                      3,455,289             3,961,910                     0.87
Band 0                                               -                     -                     0.88
                                    ------------------    ------------------
 Total                              $        3,465,074             3,973,487
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             74,569
Mortality & expense charges                                                                   (16,712)
                                                                                 --------------------
Net investment income (loss)                                                                   57,857
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (206,948)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          624,622
                                                                                 --------------------
Net gain (loss)                                                                               417,674
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            475,531
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           57,857     $           43,985
Net realized gain (loss)                                              (206,948)              (212,382)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   624,622                983,808
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      475,531                815,411
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               140,010                572,956
Cost of units redeemed                                                (560,983)              (395,283)
Account charges                                                        (10,952)               (10,709)
                                                            ------------------     ------------------
Increase (decrease)                                                   (431,925)               166,964
                                                            ------------------     ------------------
Net increase (decrease)                                                 43,606                982,375
Net assets, beginning                                                3,421,468              2,439,093
                                                            ------------------     ------------------
Net assets, ending                                          $        3,465,074     $        3,421,468
                                                            ==================     ==================
Units sold                                                           1,224,328                913,895
Units redeemed                                                      (1,706,653)              (661,227)
                                                            ------------------     ------------------
Net increase (decrease)                                               (482,325)               252,668
Units outstanding, beginning                                         4,455,812              4,203,144
                                                            ------------------     ------------------
Units outstanding, ending                                            3,973,487              4,455,812
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   6,548,825
Cost of units redeemed/account charges                                                     (3,078,865)
Net investment income (loss)                                                                  147,103
Net realized gain (loss)                                                                     (560,109)
Realized gain distributions                                                                    93,842
Net change in unrealized appreciation (depreciation)                                          314,278
                                                                                        -------------
                                                                                        $   3,465,074
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85           12     $       10          1.25%          11.9%
12/31/2009          0.76        1,066            806          1.25%          31.3%
12/31/2008          0.58        1,151            663          1.25%         -41.5%
12/31/2007          0.98            0              0          1.25%          -1.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85            0     $        0          1.00%          12.2%
12/31/2009          0.76            0              0          1.00%          31.6%
12/31/2008          0.58            0              0          1.00%         -41.4%
12/31/2007          0.98            0              0          1.00%          -1.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.86            0     $        0          0.75%          12.4%
12/31/2009          0.76            0              0          0.75%          31.9%
12/31/2008          0.58            0              0          0.75%         -41.2%
12/31/2007          0.98            0              0          0.75%          -1.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87            0     $        0          0.50%          12.7%
12/31/2009          0.77            0              0          0.50%          32.3%
12/31/2008          0.58            0              0          0.50%         -41.1%
12/31/2007          0.99            0              0          0.50%          -1.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87        3,962     $    3,455          0.25%          13.0%
12/31/2009          0.77        3,390          2,616          0.25%          32.6%
12/31/2008          0.58        3,052          1,777          0.25%         -40.9%
12/31/2007          0.99            0              0          0.25%          -1.5%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.88            0     $        0          0.00%          13.3%
12/31/2009          0.78            0              0          0.00%          32.9%
12/31/2008          0.58            0              0          0.00%         -40.8%
12/31/2007          0.99            0              0          0.00%          -1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.2%
2009                     2.0%
2008                     4.4%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein 2035 Strategy R Class - 01879T185

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          488,800    $          406,287                   49,174
Receivables: investments sold                      550    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          489,350
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          489,350               600,301     $               0.82
Band 100                                             -                     -                     0.82
Band 75                                              -                     -                     0.83
Band 50                                              -                     -                     0.83
Band 25                                              -                     -                     0.84
Band 0                                               -                     -                     0.85
                                    ------------------    ------------------
 Total                              $          489,350               600,301
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              6,821
Mortality & expense charges                                                                    (4,683)
                                                                                 --------------------
Net investment income (loss)                                                                    2,138
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,155
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           41,331
                                                                                 --------------------
Net gain (loss)                                                                                45,486
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             47,624
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,138     $              (79)
Net realized gain (loss)                                                 4,155                   (777)
Realized gain distributions                                                  -                  1,009
Net change in unrealized appreciation (depreciation)                    41,331                 42,055
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       47,624                 42,208
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               181,773                215,094
Cost of units redeemed                                                 (12,926)                (9,942)
Account charges                                                         (1,382)                (1,190)
                                                            ------------------     ------------------
Increase (decrease)                                                    167,465                203,962
                                                            ------------------     ------------------
Net increase (decrease)                                                215,089                246,170
Net assets, beginning                                                  274,261                 28,091
                                                            ------------------     ------------------
Net assets, ending                                          $          489,350     $          274,261
                                                            ==================     ==================
Units sold                                                             263,324                343,074
Units redeemed                                                         (36,530)               (19,111)
                                                            ------------------     ------------------
Net increase (decrease)                                                226,794                323,963
Units outstanding, beginning                                           373,507                 49,544
                                                            ------------------     ------------------
Units outstanding, ending                                              600,301                373,507
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     425,108
Cost of units redeemed/account charges                                                        (25,720)
Net investment income (loss)                                                                    2,354
Net realized gain (loss)                                                                        3,224
Realized gain distributions                                                                     1,871
Net change in unrealized appreciation (depreciation)                                           82,513
                                                                                        -------------
                                                                                        $     489,350
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.82          600     $      489          1.25%          11.0%
12/31/2009          0.73          374            274          1.25%          29.5%
12/31/2008          0.57           50             28          1.25%         -42.3%
12/31/2007          0.98            0              0          1.25%          -1.8%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.82            0     $        0          1.00%          11.3%
12/31/2009          0.74            0              0          1.00%          29.8%
12/31/2008          0.57            0              0          1.00%         -42.1%
12/31/2007          0.98            0              0          1.00%          -1.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.83            0     $        0          0.75%          11.6%
12/31/2009          0.74            0              0          0.75%          30.2%
12/31/2008          0.57            0              0          0.75%         -42.0%
12/31/2007          0.98            0              0          0.75%          -1.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.83            0     $        0          0.50%          11.9%
12/31/2009          0.75            0              0          0.50%          30.5%
12/31/2008          0.57            0              0          0.50%         -41.8%
12/31/2007          0.98            0              0          0.50%          -1.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          0.25%          12.1%
12/31/2009          0.75            0              0          0.25%          30.8%
12/31/2008          0.57            0              0          0.25%         -41.7%
12/31/2007          0.98            0              0          0.25%          -1.7%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85            0     $        0          0.00%          12.4%
12/31/2009          0.75            0              0          0.00%          31.1%
12/31/2008          0.58            0              0          0.00%         -41.5%
12/31/2007          0.98            0              0          0.00%          -1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.8%
2009                     1.1%
2008                     2.4%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2035 Strategy Advisor Class - 01879T540

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,321,755    $        2,183,923                  231,020
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,789)
                                    ------------------
Net assets                          $        2,319,966
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           23,452                28,313     $               0.83
Band 100                                             -                     -                     0.83
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                      2,296,514             2,686,912                     0.85
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
 Total                              $        2,319,966             2,715,225
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             40,817
Mortality & expense charges                                                                    (7,256)
                                                                                 --------------------
Net investment income (loss)                                                                   33,561
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (57,529)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          311,872
                                                                                 --------------------
Net gain (loss)                                                                               254,343
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            287,904
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           33,561     $           14,756
Net realized gain (loss)                                               (57,529)               (45,688)
Realized gain distributions                                                  -                  7,184
Net change in unrealized appreciation (depreciation)                   311,872                470,510
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      287,904                446,762
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               216,692                422,854
Cost of units redeemed                                                (109,485)              (108,447)
Account charges                                                         (9,300)                (8,696)
                                                            ------------------     ------------------
Increase (decrease)                                                     97,907                305,711
                                                            ------------------     ------------------
Net increase (decrease)                                                385,811                752,473
Net assets, beginning                                                1,934,155              1,181,682
                                                            ------------------     ------------------
Net assets, ending                                          $        2,319,966     $        1,934,155
                                                            ==================     ==================
Units sold                                                             615,669                684,567
Units redeemed                                                        (458,666)              (176,585)
                                                            ------------------     ------------------
Net increase (decrease)                                                157,003                507,982
Units outstanding, beginning                                         2,558,222              2,050,240
                                                            ------------------     ------------------
Units outstanding, ending                                            2,715,225              2,558,222
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,509,521
Cost of units redeemed/account charges                                                       (336,551)
Net investment income (loss)                                                                   68,305
Net realized gain (loss)                                                                     (110,504)
Realized gain distributions                                                                    51,363
Net change in unrealized appreciation (depreciation)                                          137,832
                                                                                        -------------
                                                                                        $   2,319,966
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.83           28     $       23          1.25%          11.7%
12/31/2009          0.74          253            188          1.25%          30.1%
12/31/2008          0.57           96             55          1.25%         -42.0%
12/31/2007          0.98            0              0          1.25%          -1.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.83            0     $        0          1.00%          12.0%
12/31/2009          0.75            0              0          1.00%          30.4%
12/31/2008          0.57            0              0          1.00%         -41.8%
12/31/2007          0.98            0              0          1.00%          -1.7%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          0.75%          12.2%
12/31/2009          0.75            0              0          0.75%          30.7%
12/31/2008          0.57            0              0          0.75%         -41.7%
12/31/2007          0.98            0              0          0.75%          -1.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85            0     $        0          0.50%          12.5%
12/31/2009          0.75            0              0          0.50%          31.1%
12/31/2008          0.58            0              0          0.50%         -41.5%
12/31/2007          0.98            0              0          0.50%          -1.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85        2,687     $    2,297          0.25%          12.8%
12/31/2009          0.76        2,305          1,746          0.25%          31.4%
12/31/2008          0.58        1,954          1,127          0.25%         -41.4%
12/31/2007          0.98            0              0          0.25%          -1.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.86            0     $        0          0.00%          13.1%
12/31/2009          0.76            0              0          0.00%          31.7%
12/31/2008          0.58            0              0          0.00%         -41.2%
12/31/2007          0.98            0              0          0.00%          -1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.9%
2009                     1.3%
2008                     3.8%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein 2040 Strategy R Class - 01879T151

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          592,380    $          453,555                   58,247
Receivables: investments sold                      119    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          592,499
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          592,499               724,353     $               0.82
Band 100                                             -                     -                     0.82
Band 75                                              -                     -                     0.83
Band 50                                              -                     -                     0.84
Band 25                                              -                     -                     0.84
Band 0                                               -                     -                     0.85
                                    ------------------    ------------------
 Total                              $          592,499               724,353
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              7,743
Mortality & expense charges                                                                    (6,431)
                                                                                 --------------------
Net investment income (loss)                                                                    1,312
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       11,078
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           46,642
                                                                                 --------------------
Net gain (loss)                                                                                57,720
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             59,032
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,312     $           (1,202)
Net realized gain (loss)                                                11,078                   (280)
Realized gain distributions                                                  -                  1,610
Net change in unrealized appreciation (depreciation)                    46,642                 93,377
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       59,032                 93,505
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               145,478                266,906
Cost of units redeemed                                                 (43,169)                (1,088)
Account charges                                                           (903)                  (549)
                                                            ------------------     ------------------
Increase (decrease)                                                    101,406                265,269
                                                            ------------------     ------------------
Net increase (decrease)                                                160,438                358,774
Net assets, beginning                                                  432,061                 73,287
                                                            ------------------     ------------------
Net assets, ending                                          $          592,499     $          432,061
                                                            ==================     ==================
Units sold                                                             226,321                460,025
Units redeemed                                                         (88,380)                (2,532)
                                                            ------------------     ------------------
Net increase (decrease)                                                137,941                457,493
Units outstanding, beginning                                           586,412                128,919
                                                            ------------------     ------------------
Units outstanding, ending                                              724,353                586,412
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     484,796
Cost of units redeemed/account charges                                                        (45,859)
Net investment income (loss)                                                                      680
Net realized gain (loss)                                                                       10,704
Realized gain distributions                                                                     3,353
Net change in unrealized appreciation (depreciation)                                          138,825
                                                                                        -------------
                                                                                        $     592,499
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.82          724     $      592          1.25%          11.0%
12/31/2009          0.74          586            432          1.25%          29.6%
12/31/2008          0.57          129             73          1.25%         -42.2%
12/31/2007          0.98            0              0          1.25%          -1.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.82            0     $        0          1.00%          11.3%
12/31/2009          0.74            0              0          1.00%          29.9%
12/31/2008          0.57            0              0          1.00%         -42.1%
12/31/2007          0.98            0              0          1.00%          -1.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.83            0     $        0          0.75%          11.6%
12/31/2009          0.74            0              0          0.75%          30.3%
12/31/2008          0.57            0              0          0.75%         -41.9%
12/31/2007          0.98            0              0          0.75%          -1.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          0.50%          11.9%
12/31/2009          0.75            0              0          0.50%          30.6%
12/31/2008          0.57            0              0          0.50%         -41.8%
12/31/2007          0.99            0              0          0.50%          -1.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          0.25%          12.1%
12/31/2009          0.75            0              0          0.25%          30.9%
12/31/2008          0.57            0              0          0.25%         -41.7%
12/31/2007          0.99            0              0          0.25%          -1.5%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85            0     $        0          0.00%          12.4%
12/31/2009          0.76            0              0          0.00%          31.2%
12/31/2008          0.58            0              0          0.00%         -41.5%
12/31/2007          0.99            0              0          0.00%          -1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.5%
2009                     1.1%
2008                     1.8%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2040 Strategy Advisor Class - 01879T490

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,495,268    $        1,352,409                  145,454
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (12,167)
                                    ------------------
Net assets                          $        1,483,101
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           16,070                19,361     $               0.83
Band 100                                             -                     -                     0.84
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                      1,467,031             1,712,869                     0.86
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
 Total                              $        1,483,101             1,732,230
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             25,067
Mortality & expense charges                                                                    (7,762)
                                                                                 --------------------
Net investment income (loss)                                                                   17,305
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (84,650)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          273,342
                                                                                 --------------------
Net gain (loss)                                                                               188,692
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            205,997
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           17,305     $            8,909
Net realized gain (loss)                                               (84,650)               (55,714)
Realized gain distributions                                                  -                  5,751
Net change in unrealized appreciation (depreciation)                   273,342                406,518
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      205,997                365,464
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               339,633                281,969
Cost of units redeemed                                                (603,289)              (124,696)
Account charges                                                         (8,563)                (8,329)
                                                            ------------------     ------------------
Increase (decrease)                                                   (272,219)               148,944
                                                            ------------------     ------------------
Net increase (decrease)                                                (66,222)               514,408
Net assets, beginning                                                1,549,323              1,034,915
                                                            ------------------     ------------------
Net assets, ending                                          $        1,483,101     $        1,549,323
                                                            ==================     ==================
Units sold                                                             441,981                459,347
Units redeemed                                                        (759,943)              (206,362)
                                                            ------------------     ------------------
Net increase (decrease)                                               (317,962)               252,985
Units outstanding, beginning                                         2,050,192              1,797,207
                                                            ------------------     ------------------
Units outstanding, ending                                            1,732,230              2,050,192
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,257,794
Cost of units redeemed/account charges                                                     (1,734,110)
Net investment income (loss)                                                                   41,475
Net realized gain (loss)                                                                     (265,266)
Realized gain distributions                                                                    40,349
Net change in unrealized appreciation (depreciation)                                          142,859
                                                                                        -------------
                                                                                        $   1,483,101
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.83           19     $       16          1.25%          11.5%
12/31/2009          0.74          582            433          1.25%          30.3%
12/31/2008          0.57          531            303          1.25%         -42.0%
12/31/2007          0.98            0              0          1.25%          -1.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          1.00%          11.8%
12/31/2009          0.75            0              0          1.00%          30.6%
12/31/2008          0.57            0              0          1.00%         -41.8%
12/31/2007          0.98            0              0          1.00%          -1.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          0.75%          12.1%
12/31/2009          0.75            0              0          0.75%          30.9%
12/31/2008          0.57            0              0          0.75%         -41.7%
12/31/2007          0.98            0              0          0.75%          -1.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85            0     $        0          0.50%          12.4%
12/31/2009          0.76            0              0          0.50%          31.3%
12/31/2008          0.58            0              0          0.50%         -41.5%
12/31/2007          0.99            0              0          0.50%          -1.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.86        1,713     $    1,467          0.25%          12.7%
12/31/2009          0.76        1,468          1,116          0.25%          31.6%
12/31/2008          0.58        1,266            731          0.25%         -41.4%
12/31/2007          0.99            0              0          0.25%          -1.5%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.86            0     $        0          0.00%          12.9%
12/31/2009          0.76            0              0          0.00%          31.9%
12/31/2008          0.58            0              0          0.00%         -41.2%
12/31/2007          0.99            0              0          0.00%          -1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.7%
2009                     1.2%
2008                     3.8%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein 2045 Strategy R Class - 01879T128

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          139,701    $          121,782                   14,054
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (6)
                                    ------------------
Net assets                          $          139,695
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          139,695               172,202     $               0.81
Band 100                                             -                     -                     0.82
Band 75                                              -                     -                     0.82
Band 50                                              -                     -                     0.83
Band 25                                              -                     -                     0.84
Band 0                                               -                     -                     0.84
                                    ------------------    ------------------
 Total                              $          139,695               172,202
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,757
Mortality & expense charges                                                                    (1,386)
                                                                                 --------------------
Net investment income (loss)                                                                      371
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        9,115
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,365
                                                                                 --------------------
Net gain (loss)                                                                                14,480
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,851
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              371     $              113
Net realized gain (loss)                                                 9,115                 (1,809)
Realized gain distributions                                                  -                    388
Net change in unrealized appreciation (depreciation)                     5,365                 13,179
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       14,851                 11,871
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                74,194                 72,448
Cost of units redeemed                                                 (16,645)               (25,814)
Account charges                                                           (657)                  (322)
                                                            ------------------     ------------------
Increase (decrease)                                                     56,892                 46,312
                                                            ------------------     ------------------
Net increase (decrease)                                                 71,743                 58,183
Net assets, beginning                                                   67,952                  9,769
                                                            ------------------     ------------------
Net assets, ending                                          $          139,695     $           67,952
                                                            ==================     ==================
Units sold                                                             130,751                124,250
Units redeemed                                                         (51,317)               (48,751)
                                                            ------------------     ------------------
Net increase (decrease)                                                 79,434                 75,499
Units outstanding, beginning                                            92,768                 17,269
                                                            ------------------     ------------------
Units outstanding, ending                                              172,202                 92,768
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     156,838
Cost of units redeemed/account charges                                                        (43,508)
Net investment income (loss)                                                                      566
Net realized gain (loss)                                                                        7,267
Realized gain distributions                                                                       613
Net change in unrealized appreciation (depreciation)                                           17,919
                                                                                        -------------
                                                                                        $     139,695
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.81          172     $      140          1.25%          10.7%
12/31/2009          0.73           93             68          1.25%          29.5%
12/31/2008          0.57           17             10          1.25%         -42.4%
12/31/2007          0.98            0              0          1.25%          -1.8%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.82            0     $        0          1.00%          11.0%
12/31/2009          0.74            0              0          1.00%          29.8%
12/31/2008          0.57            0              0          1.00%         -42.3%
12/31/2007          0.98            0              0          1.00%          -1.7%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.82            0     $        0          0.75%          11.3%
12/31/2009          0.74            0              0          0.75%          30.1%
12/31/2008          0.57            0              0          0.75%         -42.1%
12/31/2007          0.98            0              0          0.75%          -1.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.83            0     $        0          0.50%          11.6%
12/31/2009          0.74            0              0          0.50%          30.5%
12/31/2008          0.57            0              0          0.50%         -42.0%
12/31/2007          0.98            0              0          0.50%          -1.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          0.25%          11.9%
12/31/2009          0.75            0              0          0.25%          30.8%
12/31/2008          0.57            0              0          0.25%         -41.8%
12/31/2007          0.98            0              0          0.25%          -1.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84            0     $        0          0.00%          12.1%
12/31/2009          0.75            0              0          0.00%          31.1%
12/31/2008          0.57            0              0          0.00%         -41.7%
12/31/2007          0.98            0              0          0.00%          -1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.7%
2009                     1.6%
2008                     1.9%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2045 Strategy Advisor Class - 01879T458

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                        Investments              Cost of        Mutual Fund
                                           at Value          Investments             Shares
                                     --------------       --------------     --------------
Investments                          $    1,085,917       $      973,811            107,729
Receivables: investments sold                     -       ==============     ==============
Payables: investments purchased              (1,739)
                                     --------------
Net assets                           $    1,084,178
                                     ==============

                                                                   Units        Accumulation
                                         Net Assets          Outstanding          Unit Value
                                     --------------       --------------      --------------
Band 125                             $       35,681               43,272      $         0.82
Band 100                                          -                    -                0.83
Band 75                                           -                    -                0.84
Band 50                                           -                    -                0.84
Band 25                                   1,048,497            1,232,310                0.85
Band 0                                            -                    -                0.86
                                     --------------       --------------
 Total                               $    1,084,178            1,275,582
                                     ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                $       16,960
Mortality & expense charges                                                            (3,381)
                                                                               --------------
Net investment income (loss)                                                           13,579
                                                                               --------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (28,146)
Realized gain distributions                                                                 -
Net change in unrealized appreciation (depreciation)                                  141,188
                                                                               --------------
Net gain (loss)                                                                       113,042
                                                                               --------------
Increase (decrease) in net assets from operations                              $      126,621
                                                                               ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           13,579     $            8,864
Net realized gain (loss)                                               (28,146)               (16,091)
Realized gain distributions                                                  -                  5,015
Net change in unrealized appreciation (depreciation)                   141,188                208,089
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      126,621                205,877
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               149,560                239,751
Cost of units redeemed                                                 (49,341)               (45,049)
Account charges                                                         (8,539)                (7,209)
                                                            ------------------     ------------------
Increase (decrease)                                                     91,680                187,493
                                                            ------------------     ------------------
Net increase (decrease)                                                218,301                393,370
Net assets, beginning                                                  865,877                472,507
                                                            ------------------     ------------------
Net assets, ending                                          $        1,084,178     $          865,877
                                                            ==================     ==================
Units sold                                                             329,279                410,977
Units redeemed                                                        (200,855)               (85,783)
                                                            ------------------     ------------------
Net increase (decrease)                                                128,424                325,194
Units outstanding, beginning                                         1,147,158                821,964
                                                            ------------------     ------------------
Units outstanding, ending                                            1,275,582              1,147,158
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     1,127,819
Cost of units redeemed/account charges                                                      (157,229)
Net investment income (loss)                                                                  29,586
Net realized gain (loss)                                                                     (48,571)
Realized gain distributions                                                                   20,467
Net change in unrealized appreciation (depreciation)                                         112,106
                                                                                     ---------------
                                                                                     $     1,084,178
                                                                                     ===============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.82            43   $       36           1.25%           11.3%
12/31/2009       0.74           138          102           1.25%           30.2%
12/31/2008       0.57            61           34           1.25%          -42.1%
12/31/2007       0.98             0            0           1.25%           -1.7%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.83             0   $        0           1.00%           11.6%
12/31/2009       0.74             0            0           1.00%           30.5%
12/31/2008       0.57             0            0           1.00%          -42.0%
12/31/2007       0.98             0            0           1.00%           -1.6%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.84             0   $        0           0.75%           11.9%
12/31/2009       0.75             0            0           0.75%           30.9%
12/31/2008       0.57             0            0           0.75%          -41.9%
12/31/2007       0.98             0            0           0.75%           -1.6%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.84             0   $        0           0.50%           12.2%
12/31/2009       0.75             0            0           0.50%           31.2%
12/31/2008       0.57             0            0           0.50%          -41.7%
12/31/2007       0.98             0            0           0.50%           -1.6%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.85         1,232   $    1,048           0.25%           12.4%
12/31/2009       0.76         1,009          764           0.25%           31.5%
12/31/2008       0.58           761          438           0.25%          -41.6%
12/31/2007       0.98             0            0           0.25%           -1.6%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86             0   $        0           0.00%           12.7%
12/31/2009       0.76             0            0           0.00%           31.9%
12/31/2008       0.58             0            0           0.00%          -41.4%
12/31/2007       0.98             0            0           0.00%           -1.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.7%
2009               1.7%
2008               3.5%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2050 Strategy Advisor Class - 01880E839

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                        Investments              Cost of         Mutual Fund
                                           at Value          Investments              Shares
                                     --------------       --------------      --------------
Investments                          $      497,047       $      424,786              58,545
Receivables: investments sold                     -       ==============      ==============
Payables: investments purchased              (2,456)
                                     --------------
Net assets                           $      494,591
                                     ==============

                                                                   Units        Accumulation
                                         Net Assets          Outstanding          Unit Value
                                     --------------       --------------      --------------
Band 125                             $        6,858                8,065      $         0.85
Band 100                                          -                    -                0.86
Band 75                                           -                    -                0.86
Band 50                                           -                    -                0.87
Band 25                                     487,733              555,904                0.88
Band 0                                            -                    -                0.88
                                     --------------       --------------
 Total                               $      494,591              563,969
                                     ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                $        7,921
Mortality & expense charges                                                              (977)
                                                                               --------------
Net investment income (loss)                                                            6,944
                                                                               --------------
Gain (loss) on investments:
Net realized gain (loss)                                                               (2,166)
Realized gain distributions                                                             3,025
Net change in unrealized appreciation (depreciation)                                   45,065
                                                                               --------------
Net gain (loss)                                                                        45,924
                                                                               --------------
Increase (decrease) in net assets from operations                              $       52,868
                                                                               ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            6,944     $            2,618
Net realized gain (loss)                                                (2,166)                (4,283)
Realized gain distributions                                              3,025                      -
Net change in unrealized appreciation (depreciation)                    45,065                 58,302
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       52,868                 56,637
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               197,738                129,937
Cost of units redeemed                                                  (7,968)                (9,008)
Account charges                                                         (9,341)                (6,495)
                                                            ------------------     ------------------
Increase (decrease)                                                    180,429                114,434
                                                            ------------------     ------------------
Net increase (decrease)                                                233,297                171,071
Net assets, beginning                                                  261,294                 90,223
                                                            ------------------     ------------------
Net assets, ending                                          $          494,591     $          261,294
                                                            ==================     ==================
Units sold                                                             260,362                203,786
Units redeemed                                                         (31,514)               (23,430)
                                                            ------------------     ------------------
Net increase (decrease)                                                228,848                180,356
Units outstanding, beginning                                           335,121                154,765
                                                            ------------------     ------------------
Units outstanding, ending                                              563,969                335,121
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       460,661
Cost of units redeemed/account charges                                                       (45,116)
Net investment income (loss)                                                                   9,868
Net realized gain (loss)                                                                      (7,716)
Realized gain distributions                                                                    4,633
Net change in unrealized appreciation (depreciation)                                          72,261
                                                                                     ---------------
                                                                                     $       494,591
                                                                                     ===============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.85             8   $        7           1.25%           11.3%
12/31/2009       0.76             9            7           1.25%           32.4%
12/31/2008       0.58             5            3           1.25%          -41.5%
12/31/2007       0.99             0            0           1.25%           -1.4%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86             0   $        0           1.00%           11.6%
12/31/2009       0.77             0            0           1.00%           32.8%
12/31/2008       0.58             0            0           1.00%          -41.4%
12/31/2007       0.99             0            0           1.00%           -1.4%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86             0   $        0           0.75%           11.9%
12/31/2009       0.77             0            0           0.75%           33.1%
12/31/2008       0.58             0            0           0.75%          -41.2%
12/31/2007       0.99             0            0           0.75%           -1.3%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.87             0   $        0           0.50%           12.2%
12/31/2009       0.78             0            0           0.50%           33.4%
12/31/2008       0.58             0            0           0.50%          -41.1%
12/31/2007       0.99             0            0           0.50%           -1.3%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88           556   $      488           0.25%           12.5%
12/31/2009       0.78           326          254           0.25%           33.8%
12/31/2008       0.58           150           87           0.25%          -40.9%
12/31/2007       0.99             0            0           0.25%           -1.3%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88             0   $        0           0.00%           12.7%
12/31/2009       0.78             0            0           0.00%           34.1%
12/31/2008       0.58             0            0           0.00%          -40.8%
12/31/2007       0.99             0            0           0.00%           -1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.1%
2009               1.8%
2008               1.0%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein 2050 Strategy R Class - 01880E847

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                        Investments             Cost of         Mutual Fund
                                           at Value         Investments              Shares
                                     --------------      --------------      --------------
Investments                          $       86,425      $       74,343              10,300
Receivables: investments sold                    20      ==============      ==============
Payables: investments purchased                   -
                                     --------------
Net assets                           $       86,445
                                     ==============

                                                                  Units        Accumulation
                                         Net Assets         Outstanding          Unit Value
                                     --------------      --------------      --------------
Band 125                             $       86,445             103,429      $         0.84
Band 100                                          -                   -                0.84
Band 75                                           -                   -                0.85
Band 50                                           -                   -                0.86
Band 25                                           -                   -                0.86
Band 0                                            -                   -                0.87
                                     --------------      --------------
 Total                               $       86,445             103,429
                                     ==============      ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                               $        1,366
Mortality & expense charges                                                             (825)
                                                                              --------------
Net investment income (loss)                                                             541
                                                                              --------------
Gain (loss) on investments:
Net realized gain (loss)                                                               2,384
Realized gain distributions                                                              544
Net change in unrealized appreciation (depreciation)                                   4,534
                                                                              --------------
Net gain (loss)                                                                        7,462
                                                                              --------------
Increase (decrease) in net assets from operations                             $        8,003
                                                                              ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              541     $              198
Net realized gain (loss)                                                 2,384                    431
Realized gain distributions                                                544                      -
Net change in unrealized appreciation (depreciation)                     4,534                  7,749
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        8,003                  8,378
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                44,750                 34,433
Cost of units redeemed                                                  (7,239)                (4,186)
Account charges                                                           (624)                  (170)
                                                            ------------------     ------------------
Increase (decrease)                                                     36,887                 30,077
                                                            ------------------     ------------------
Net increase (decrease)                                                 44,890                 38,455
Net assets, beginning                                                   41,555                  3,100
                                                            ------------------     ------------------
Net assets, ending                                          $           86,445     $           41,555
                                                            ==================     ==================
Units sold                                                              71,592                 56,158
Units redeemed                                                         (23,203)                (6,524)
                                                            ------------------     ------------------
Net increase (decrease)                                                 48,389                 49,634
Units outstanding, beginning                                            55,040                  5,406
                                                            ------------------     ------------------
Units outstanding, ending                                              103,429                 55,040
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        82,534
Cost of units redeemed/account charges                                                       (12,289)
Net investment income (loss)                                                                     739
Net realized gain (loss)                                                                       2,781
Realized gain distributions                                                                      598
Net change in unrealized appreciation (depreciation)                                          12,082
                                                                                     ---------------
                                                                                     $        86,445
                                                                                     ===============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.84           103   $       86           1.25%           10.7%
12/31/2009       0.75            55           42           1.25%           31.7%
12/31/2008       0.57             5            3           1.25%          -41.8%
12/31/2007       0.98             0            0           1.25%           -1.5%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.84             0   $        0           1.00%           11.0%
12/31/2009       0.76             0            0           1.00%           32.0%
12/31/2008       0.58             0            0           1.00%          -41.6%
12/31/2007       0.99             0            0           1.00%           -1.5%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.85             0   $        0           0.75%           11.3%
12/31/2009       0.76             0            0           0.75%           32.3%
12/31/2008       0.58             0            0           0.75%          -41.5%
12/31/2007       0.99             0            0           0.75%           -1.5%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86             0   $        0           0.50%           11.5%
12/31/2009       0.77             0            0           0.50%           32.7%
12/31/2008       0.58             0            0           0.50%          -41.3%
12/31/2007       0.99             0            0           0.50%           -1.4%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86             0   $        0           0.25%           11.8%
12/31/2009       0.77             0            0           0.25%           33.0%
12/31/2008       0.58             0            0           0.25%          -41.2%
12/31/2007       0.99             0            0           0.25%           -1.4%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.87             0   $        0           0.00%           12.1%
12/31/2009       0.78             0            0           0.00%           33.3%
12/31/2008       0.58             0            0           0.00%          -41.0%
12/31/2007       0.99             0            0           0.00%           -1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.1%
2009               2.3%
2008               0.4%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein 2055 Strategy Advisor Class - 01880E755

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments              Cost of         Mutual Fund
                                            at Value          Investments              Shares
                                      --------------       --------------      --------------
Investments                           $       46,703       $       38,500               5,520
Receivables: investments sold                      -       ==============      ==============
Payables: investments purchased                 (370)
                                      --------------
Net assets                            $       46,333
                                      ==============

                                                                    Units        Accumulation
                                          Net Assets          Outstanding          Unit Value
                                      --------------       --------------      --------------
Band 125                              $        6,663                7,970      $         0.84
Band 100                                           -                    -                0.84
Band 75                                            -                    -                0.85
Band 50                                            -                    -                0.86
Band 25                                       39,670               45,988                0.86
Band 0                                             -                    -                0.87
                                      --------------       --------------
 Total                                $       46,333               53,958
                                      ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                $          278
Mortality & expense charges                                                              (130)
                                                                               --------------
Net investment income (loss)                                                              148
                                                                               --------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  176
Realized gain distributions                                                                 -
Net change in unrealized appreciation (depreciation)                                    4,283
                                                                               --------------
Net gain (loss)                                                                         4,459
                                                                               --------------
Increase (decrease) in net assets from operations                              $        4,607
                                                                               ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              148     $              (22)
Net realized gain (loss)                                                   176                 (8,672)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     4,283                 17,259
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        4,607                  8,565
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                23,231                 13,451
Cost of units redeemed                                                    (217)               (27,496)
Account charges                                                         (2,256)                (1,877)
                                                            ------------------     ------------------
Increase (decrease)                                                     20,758                (15,922)
                                                            ------------------     ------------------
Net increase (decrease)                                                 25,365                 (7,357)
Net assets, beginning                                                   20,968                 28,325
                                                            ------------------     ------------------
Net assets, ending                                          $           46,333     $           20,968
                                                            ==================     ==================
Units sold                                                              29,842                 21,062
Units redeemed                                                          (3,376)               (42,137)
                                                            ------------------     ------------------
Net increase (decrease)                                                 26,466                (21,075)
Units outstanding, beginning                                            27,492                 48,567
                                                            ------------------     ------------------
Units outstanding, ending                                               53,958                 27,492
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        79,026
Cost of units redeemed/account charges                                                       (32,359)
Net investment income (loss)                                                                      19
Net realized gain (loss)                                                                      (8,743)
Realized gain distributions                                                                      187
Net change in unrealized appreciation (depreciation)                                           8,203
                                                                                     ---------------
                                                                                     $        46,333
                                                                                     ===============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.84             8   $        7           1.25%           11.4%
12/31/2009       0.75             7            5           1.25%           30.0%
12/31/2008       0.58             7            4           1.25%          -41.4%
12/31/2007       0.99             0            0           1.25%           -1.5%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.84             0   $        0           1.00%           11.7%
12/31/2009       0.75             0            0           1.00%           30.3%
12/31/2008       0.58             0            0           1.00%          -41.2%
12/31/2007       0.99             0            0           1.00%           -1.4%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.85             0   $        0           0.75%           11.9%
12/31/2009       0.76             0            0           0.75%           30.6%
12/31/2008       0.58             0            0           0.75%          -41.1%
12/31/2007       0.99             0            0           0.75%           -1.4%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86             0   $        0           0.50%           12.2%
12/31/2009       0.76             0            0           0.50%           30.9%
12/31/2008       0.58             0            0           0.50%          -40.9%
12/31/2007       0.99             0            0           0.50%           -1.4%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86            46   $       40           0.25%           12.5%
12/31/2009       0.77            21           16           0.25%           31.3%
12/31/2008       0.58            42           24           0.25%          -40.8%
12/31/2007       0.99             0            0           0.25%           -1.4%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.87             0   $        0           0.00%           12.8%
12/31/2009       0.77             0            0           0.00%           31.6%
12/31/2008       0.59             0            0           0.00%          -40.6%
12/31/2007       0.99             0            0           0.00%           -1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.8%
2009               0.4%
2008               0.0%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein 2055 Strategy R Class - 01880E763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments              Cost of          Mutual Fund
                                            at Value          Investments               Shares
                                      --------------       --------------       --------------
Investments                           $       44,746       $       37,032                5,544
Receivables: investments sold                      -       ==============       ==============
Payables: investments purchased                 (10)
                                      --------------
Net assets                            $       44,736
                                      ==============

                                                                    Units         Accumulation
                                          Net Assets          Outstanding           Unit Value
                                      --------------       --------------       --------------
Band 125                              $       44,736               54,340       $         0.82
Band 100                                           -                    -                 0.83
Band 75                                            -                    -                 0.84
Band 50                                            -                    -                 0.84
Band 25                                            -                    -                 0.85
Band 0                                             -                    -                 0.86
                                      --------------       --------------
 Total                                $       44,736               54,340
                                      ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                 $          761
Mortality & expense charges                                                               (456)
                                                                                --------------
Net investment income (loss)                                                               305
                                                                                --------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 2,498
Realized gain distributions                                                                  -
Net change in unrealized appreciation (depreciation)                                     1,767
                                                                                --------------
Net gain (loss)                                                                          4,265
                                                                                --------------
Increase (decrease) in net assets from operations                               $        4,570
                                                                                ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              305     $              332
Net realized gain (loss)                                                 2,498                     16
Realized gain distributions                                                  -                     58
Net change in unrealized appreciation (depreciation)                     1,767                  5,781
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        4,570                  6,187
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 6,981                 18,549
Cost of units redeemed                                                     (57)                  (209)
Account charges                                                            (83)                   (60)
                                                            ------------------     ------------------
Increase (decrease)                                                      6,841                 18,280
                                                            ------------------     ------------------
Net increase (decrease)                                                 11,411                 24,467
Net assets, beginning                                                   33,325                  8,858
                                                            ------------------     ------------------
Net assets, ending                                          $           44,736     $           33,325
                                                            ==================     ==================
Units sold                                                              23,705                 29,660
Units redeemed                                                         (14,227)                  (228)
                                                            ------------------     ------------------
Net increase (decrease)                                                  9,478                 29,432
Units outstanding, beginning                                            44,862                 15,430
                                                            ------------------     ------------------
Units outstanding, ending                                               54,340                 44,862
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        34,108
Cost of units redeemed/account charges                                                          (409)
Net investment income (loss)                                                                     694
Net realized gain (loss)                                                                       2,513
Realized gain distributions                                                                      116
Net change in unrealized appreciation (depreciation)                                           7,714
                                                                                     ---------------
                                                                                     $        44,736
                                                                                     ===============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.82            54   $       45           1.25%           10.8%
12/31/2009       0.74            45           33           1.25%           29.4%
12/31/2008       0.57            15            9           1.25%          -41.7%
12/31/2007       0.98             0            0           1.25%           -1.5%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.83             0   $        0           1.00%           11.1%
12/31/2009       0.75             0            0           1.00%           29.7%
12/31/2008       0.58             0            0           1.00%          -41.5%
12/31/2007       0.98             0            0           1.00%           -1.5%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.84             0   $        0           0.75%           11.4%
12/31/2009       0.75             0            0           0.75%           30.0%
12/31/2008       0.58             0            0           0.75%          -41.4%
12/31/2007       0.99             0            0           0.75%           -1.5%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.84             0   $        0           0.50%           11.7%
12/31/2009       0.75             0            0           0.50%           30.4%
12/31/2008       0.58             0            0           0.50%          -41.2%
12/31/2007       0.99             0            0           0.50%           -1.5%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.85             0   $        0           0.25%           11.9%
12/31/2009       0.76             0            0           0.25%           30.7%
12/31/2008       0.58             0            0           0.25%          -41.1%
12/31/2007       0.99             0            0           0.25%           -1.4%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86             0   $        0           0.00%           12.2%
12/31/2009       0.76             0            0           0.00%           31.0%
12/31/2008       0.58             0            0           0.00%          -41.0%
12/31/2007       0.99             0            0           0.00%           -1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.9%
2009               2.8%
2008               1.6%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          AllianceBernstein Core Opportunities Fund R Class - 01879K408

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments              Cost of          Mutual Fund
                                            at Value          Investments               Shares
                                      --------------       --------------       --------------
Investments                           $       51,001       $       47,329                4,473
Receivables: investments sold                      -       ==============       ==============
Payables: investments purchased                  (52)
                                      --------------
Net assets                            $       50,949
                                      ==============

                                                                    Units         Accumulation
                                          Net Assets          Outstanding           Unit Value
                                      --------------       --------------       --------------
Band 125                              $       49,671               47,749       $         1.04
Band 100                                           -                    -                 1.05
Band 75                                            -                    -                 1.07
Band 50                                            -                    -                 1.09
Band 25                                            -                    -                 1.10
Band 0                                         1,278                1,145                 1.12
                                      --------------       --------------
 Total                                $       50,949               48,894
                                      ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            -
Mortality & expense charges                                                                (493)
                                                                                 --------------
Net investment income (loss)                                                               (493)
                                                                                 --------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 (1,911)
Realized gain distributions                                                                   -
Net change in unrealized appreciation (depreciation)                                      6,979
                                                                                 --------------
Net gain (loss)                                                                           5,068
                                                                                 --------------
Increase (decrease) in net assets from operations                                $        4,575
                                                                                 ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (493)    $             (347)
Net realized gain (loss)                                                (1,911)                (6,450)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     6,979                 12,056
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        4,575                  5,259
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                19,675                 10,304
Cost of units redeemed                                                  (7,610)               (13,364)
Account charges                                                            (22)                   (22)
                                                            ------------------     ------------------
Increase (decrease)                                                     12,043                 (3,082)
                                                            ------------------     ------------------
Net increase (decrease)                                                 16,618                  2,177
Net assets, beginning                                                   34,331                 32,154
                                                            ------------------     ------------------
Net assets, ending                                          $           50,949     $           34,331
                                                            ==================     ==================
Units sold                                                              20,076                 11,856
Units redeemed                                                          (8,827)               (16,851)
                                                            ------------------     ------------------
Net increase (decrease)                                                 11,249                 (4,995)
Units outstanding, beginning                                            37,645                 42,640
                                                            ------------------     ------------------
Units outstanding, ending                                               48,894                 37,645
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       111,553
Cost of units redeemed/account charges                                                       (52,527)
Net investment income (loss)                                                                  (1,191)
Net realized gain (loss)                                                                     (17,859)
Realized gain distributions                                                                    7,301
Net change in unrealized appreciation (depreciation)                                           3,672
                                                                                     ---------------
                                                                                     $        50,949
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04            48   $       50           1.25%           14.1%
12/31/2009       0.91            38           34           1.25%           20.9%
12/31/2008       0.75            43           32           1.25%          -39.0%
12/31/2007       1.24            31           38           1.25%            7.1%
12/31/2006       1.15             0            0           1.25%           13.2%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05             0   $        0           1.00%           14.4%
12/31/2009       0.92             0            0           1.00%           21.2%
12/31/2008       0.76             0            0           1.00%          -38.9%
12/31/2007       1.24             0            0           1.00%            7.4%
12/31/2006       1.16             0            0           1.00%           13.7%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.07             0   $        0           0.75%           14.6%
12/31/2009       0.93             0            0           0.75%           21.5%
12/31/2008       0.77             0            0           0.75%          -38.7%
12/31/2007       1.25             0            0           0.75%            7.6%
12/31/2006       1.16             0            0           0.75%           14.1%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.09             0   $        0           0.50%           14.9%
12/31/2009       0.94             0            0           0.50%           21.8%
12/31/2008       0.77             0            0           0.50%          -38.6%
12/31/2007       1.26             0            0           0.50%            7.9%
12/31/2006       1.17             0            0           0.50%           14.5%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.10             0   $        0           0.25%           15.2%
12/31/2009       0.96             0            0           0.25%           22.2%
12/31/2008       0.78             0            0           0.25%          -38.4%
12/31/2007       1.27             0            0           0.25%            8.2%
12/31/2006       1.17             0            0           0.25%           14.8%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12             1   $        1           0.00%           15.5%
12/31/2009       0.97             0            0           0.00%           22.5%
12/31/2008       0.79             0            0           0.00%          -38.3%
12/31/2007       1.28             0            0           0.00%            8.5%
12/31/2006       1.18             0            0           0.00%           15.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.3%
2007               1.2%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               AllianceBernstein Global Value R Class - 018912501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments              Cost of          Mutual Fund
                                            at Value          Investments               Shares
                                      --------------       --------------       --------------
Investments                           $      109,602       $       83,960               11,887
Receivables: investments sold                      -       ==============       ==============
Payables: investments purchased                  (18)
                                      --------------
Net assets                            $      109,584
                                      ==============

                                                                    Units         Accumulation
                                          Net Assets          Outstanding           Unit Value
                                      --------------       --------------       --------------
Band 125                              $      109,584              116,982       $         0.94
Band 100                                           -                    -                 0.95
Band 75                                            -                    -                 0.96
Band 50                                            -                    -                 0.98
Band 25                                            -                    -                 0.99
Band 0                                             -                    -                 1.00
                                      --------------       --------------
 Total                                $      109,584              116,982
                                      ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                 $        4,400
Mortality & expense charges                                                             (4,352)
                                                                                --------------
Net investment income (loss)                                                                48
                                                                                --------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (151,724)
Realized gain distributions                                                                  -
Net change in unrealized appreciation (depreciation)                                   167,374
                                                                                --------------
Net gain (loss)                                                                         15,650
                                                                                --------------
Increase (decrease) in net assets from operations                               $       15,698
                                                                                ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               48     $           (1,891)
Net realized gain (loss)                                              (151,724)              (604,572)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   167,374                677,384
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       15,698                 70,921
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                16,984               (234,979)
Cost of units redeemed                                                (315,116)               (89,530)
Account charges                                                           (127)                  (173)
                                                            ------------------     ------------------
Increase (decrease)                                                   (298,259)              (324,682)
                                                            ------------------     ------------------
Net increase (decrease)                                               (282,561)              (253,761)
Net assets, beginning                                                  392,145                645,906
                                                            ------------------     ------------------
Net assets, ending                                          $          109,584     $          392,145
                                                            ==================     ==================
Units sold                                                              20,472                 62,738
Units redeemed                                                        (349,689)              (583,008)
                                                            ------------------     ------------------
Net increase (decrease)                                               (329,217)              (520,270)
Units outstanding, beginning                                           446,199                966,469
                                                            ------------------     ------------------
Units outstanding, ending                                              116,982                446,199
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     3,761,447
Cost of units redeemed/account charges                                                    (2,892,997)
Net investment income (loss)                                                                  (8,707)
Net realized gain (loss)                                                                    (972,783)
Realized gain distributions                                                                  196,982
Net change in unrealized appreciation (depreciation)                                          25,642
                                                                                     ---------------
                                                                                     $       109,584
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.94           117   $      110           1.25%            6.6%
12/31/2009       0.88           446          392           1.25%           31.5%
12/31/2008       0.67           966          646           1.25%          -53.2%
12/31/2007       1.43         1,134        1,618           1.25%           -0.4%
12/31/2006       1.43           583          836           1.25%           24.7%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.95             0   $        0           1.00%            6.9%
12/31/2009       0.89             0            0           1.00%           31.8%
12/31/2008       0.67             0            0           1.00%          -53.1%
12/31/2007       1.44             0            0           1.00%           -0.2%
12/31/2006       1.44             0            0           1.00%           25.3%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.96             0   $        0           0.75%            7.1%
12/31/2009       0.90             0            0           0.75%           32.2%
12/31/2008       0.68             0            0           0.75%          -53.0%
12/31/2007       1.45             0            0           0.75%            0.1%
12/31/2006       1.45             0            0           0.75%           25.6%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.98             0   $        0           0.50%            7.4%
12/31/2009       0.91             0            0           0.50%           32.5%
12/31/2008       0.69             0            0           0.50%          -52.8%
12/31/2007       1.46             0            0           0.50%            0.3%
12/31/2006       1.45             0            0           0.50%           25.9%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.99             0   $        0           0.25%            7.7%
12/31/2009       0.92             0            0           0.25%           32.8%
12/31/2008       0.69             0            0           0.25%          -52.7%
12/31/2007       1.47             0            0           0.25%            0.6%
12/31/2006       1.46             0            0           0.25%           26.2%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.00             0   $        0           0.00%            7.9%
12/31/2009       0.93             0            0           0.00%           33.2%
12/31/2008       0.70             0            0           0.00%          -52.6%
12/31/2007       1.48             0            0           0.00%            0.8%
12/31/2006       1.46             0            0           0.00%           26.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.8%
2009               0.6%
2008               0.0%
2007               1.6%
2006               2.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         AllianceBernstein International Growth Fund R Class - 01879X509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments              Cost of          Mutual Fund
                                            at Value          Investments               Shares
                                      --------------       --------------       --------------
Investments                           $    1,155,126       $      904,145               75,795
Receivables: investments sold                      -       ==============       ==============
Payables: investments purchased               (8,066)
                                      --------------
Net assets                            $    1,147,060
                                      ==============

                                                                    Units         Accumulation
                                          Net Assets          Outstanding           Unit Value
                                      --------------       --------------       --------------
Band 125                              $      507,381              392,417       $         1.29
Band 100                                           -                    -                 1.31
Band 75                                            -                    -                 1.33
Band 50                                      639,679              474,332                 1.35
Band 25                                            -                    -                 1.37
Band 0                                             -                    -                 1.39
                                      --------------       --------------
 Total                                $    1,147,060              866,749
                                      ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                 $       30,895
Mortality & expense charges                                                            (13,377)
                                                                                --------------
Net investment income (loss)                                                            17,518
                                                                                --------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (409,472)
Realized gain distributions                                                                  -
Net change in unrealized appreciation (depreciation)                                   469,926
                                                                                --------------
Net gain (loss)                                                                         60,454
                                                                                --------------
Increase (decrease) in net assets from operations                               $       77,972
                                                                                ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           17,518     $           35,503
Net realized gain (loss)                                              (409,472)            (2,613,259)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   469,926              2,668,794
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       77,972                 91,038
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               349,887             (1,284,989)
Cost of units redeemed                                              (1,449,567)              (504,796)
Account charges                                                           (425)                  (561)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,100,105)            (1,790,346)
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,022,133)            (1,699,308)
Net assets, beginning                                                2,169,193              3,868,501
                                                            ------------------     ------------------
Net assets, ending                                          $        1,147,060     $        2,169,193
                                                            ==================     ==================
Units sold                                                             305,355                685,405
Units redeemed                                                      (1,280,592)            (3,408,553)
                                                            ------------------     ------------------
Net increase (decrease)                                               (975,237)            (2,723,148)
Units outstanding, beginning                                         1,841,986              4,565,134
                                                            ------------------     ------------------
Units outstanding, ending                                              866,749              1,841,986
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     8,366,469
Cost of units redeemed/account charges                                                    (5,287,974)
Net investment income (loss)                                                                  58,418
Net realized gain (loss)                                                                  (2,850,968)
Realized gain distributions                                                                  610,134
Net change in unrealized appreciation (depreciation)                                         250,981
                                                                                     ---------------
                                                                                     $     1,147,060
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.29           392   $      507           1.25%           10.8%
12/31/2009       1.17         1,382        1,613           1.25%           38.1%
12/31/2008       0.85         4,169        3,525           1.25%          -50.2%
12/31/2007       1.70         3,870        6,566           1.25%           15.4%
12/31/2006       1.47         3,361        4,940           1.25%           23.5%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.31             0   $        0           1.00%           11.0%
12/31/2009       1.18             0            0           1.00%           38.4%
12/31/2008       0.85             0            0           1.00%          -50.0%
12/31/2007       1.71             0            0           1.00%           15.4%
12/31/2006       1.48             0            0           1.00%           23.3%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.33             0   $        0           0.75%           11.3%
12/31/2009       1.19             0            0           0.75%           38.8%
12/31/2008       0.86             0            0           0.75%          -49.9%
12/31/2007       1.72             0            0           0.75%           15.9%
12/31/2006       1.48             0            0           0.75%           23.6%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.35           474   $      640           0.50%           11.6%
12/31/2009       1.21           460          556           0.50%           39.1%
12/31/2008       0.87           396          344           0.50%          -49.8%
12/31/2007       1.73           462          800           0.50%           16.1%
12/31/2006       1.49           413          616           0.50%           24.1%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.37             0   $        0           0.25%           11.9%
12/31/2009       1.22             0            0           0.25%           39.5%
12/31/2008       0.88             0            0           0.25%          -49.7%
12/31/2007       1.74             0            0           0.25%           16.5%
12/31/2006       1.49             0            0           0.25%           24.4%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.39             0   $        0           0.00%           12.2%
12/31/2009       1.24             0            0           0.00%           39.8%
12/31/2008       0.88             0            0           0.00%          -49.5%
12/31/2007       1.75             0            0           0.00%           16.8%
12/31/2006       1.50             0            0           0.00%           24.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.9%
2009               2.0%
2008               1.5%
2007               0.7%
2006               1.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            AllianceBernstein International Value R Class - 018913509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments              Cost of          Mutual Fund
                                            at Value          Investments               Shares
                                      --------------       --------------       --------------
Investments                           $      647,237       $      745,165               47,590
Receivables: investments sold                  4,112       ==============       ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $      651,349
                                      ==============

                                                                    Units         Accumulation
                                          Net Assets          Outstanding           Unit Value
                                      --------------       --------------       --------------
Band 125                              $      651,349              651,546       $         1.00
Band 100                                           -                    -                 1.01
Band 75                                            -                    -                 1.03
Band 50                                            -                    -                 1.04
Band 25                                            -                    -                 1.06
Band 0                                             -                    -                 1.07
                                      --------------       --------------
 Total                                $      651,349              651,546
                                      ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                 $       19,421
Mortality & expense charges                                                             (7,735)
                                                                                --------------
Net investment income (loss)                                                            11,686
                                                                                --------------
Gain (loss) on investments:
Net realized gain (loss)                                                               (90,985)
Realized gain distributions                                                                  -
Net change in unrealized appreciation (depreciation)                                    92,679
                                                                                --------------
Net gain (loss)                                                                          1,694
                                                                                --------------
Increase (decrease) in net assets from operations                               $       13,380
                                                                                ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           11,686     $           (2,848)
Net realized gain (loss)                                               (90,985)              (121,376)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    92,679                283,121
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       13,380                158,897
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               115,727                127,543
Cost of units redeemed                                                (116,253)              (122,791)
Account charges                                                           (100)                  (136)
                                                            ------------------     ------------------
Increase (decrease)                                                       (626)                 4,616
                                                            ------------------     ------------------
Net increase (decrease)                                                 12,754                163,513
Net assets, beginning                                                  638,595                475,082
                                                            ------------------     ------------------
Net assets, ending                                          $          651,349     $          638,595
                                                            ==================     ==================
Units sold                                                             134,392                196,342
Units redeemed                                                        (133,454)              (186,354)
                                                            ------------------     ------------------
Net increase (decrease)                                                    938                  9,988
Units outstanding, beginning                                           650,608                640,620
                                                            ------------------     ------------------
Units outstanding, ending                                              651,546                650,608
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     1,713,973
Cost of units redeemed/account charges                                                      (811,021)
Net investment income (loss)                                                                   6,913
Net realized gain (loss)                                                                    (221,889)
Realized gain distributions                                                                   61,301
Net change in unrealized appreciation (depreciation)                                         (97,928)
                                                                                     ---------------
                                                                                     $       651,349
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.00           652   $      651           1.25%            1.9%
12/31/2009       0.98           651          639           1.25%           32.4%
12/31/2008       0.74           641          475           1.25%          -54.3%
12/31/2007       1.62           534          866           1.25%            3.6%
12/31/2006       1.56           369          578           1.25%           32.6%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.01             0   $        0           1.00%            2.1%
12/31/2009       0.99             0            0           1.00%           32.7%
12/31/2008       0.75             0            0           1.00%          -54.1%
12/31/2007       1.63             0            0           1.00%            3.9%
12/31/2006       1.57             0            0           1.00%           32.6%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.03             0   $        0           0.75%            2.4%
12/31/2009       1.00             0            0           0.75%           33.0%
12/31/2008       0.76             0            0           0.75%          -54.0%
12/31/2007       1.64             0            0           0.75%            4.2%
12/31/2006       1.58             0            0           0.75%           32.9%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04             0   $        0           0.50%            2.6%
12/31/2009       1.02             0            0           0.50%           33.4%
12/31/2008       0.76             0            0           0.50%          -53.9%
12/31/2007       1.65             0            0           0.50%            4.4%
12/31/2006       1.58             0            0           0.50%           33.2%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06             0   $        0           0.25%            2.9%
12/31/2009       1.03             0            0           0.25%           33.7%
12/31/2008       0.77             0            0           0.25%          -53.8%
12/31/2007       1.66             0            0           0.25%            4.7%
12/31/2006       1.59             0            0           0.25%           33.6%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.07             0   $        0           0.00%            3.1%
12/31/2009       1.04             0            0           0.00%           34.0%
12/31/2008       0.78             0            0           0.00%          -53.7%
12/31/2007       1.67             0            0           0.00%            4.9%
12/31/2006       1.60             0            0           0.00%           33.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               3.0%
2009               0.7%
2008               0.0%
2007               1.6%
2006               3.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           AllianceBernstein Small Cap Growth Fund R Class - 01877E602

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                          Investments              Cost of          Mutual Fund
                                             at Value          Investments               Shares
                                       --------------       --------------       --------------
Investments                            $      751,733       $      454,944               22,890
Receivables: investments sold                   1,554       ==============       ==============
Payables: investments purchased                     -
                                       --------------
Net assets                             $      753,287
                                       ==============

                                                                     Units         Accumulation
                                           Net Assets          Outstanding           Unit Value
                                       --------------       --------------       --------------
Band 125                               $      736,914              507,439       $         1.45
Band 100                                            -                    -                 1.47
Band 75                                             -                    -                 1.49
Band 50                                             -                    -                 1.51
Band 25                                             -                    -                 1.54
Band 0                                         16,373               10,510                 1.56
                                       --------------       --------------
 Total                                 $      753,287              517,949
                                       ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            -
Mortality & expense charges                                                              (7,208)
                                                                                 --------------
Net investment income (loss)                                                             (7,208)
                                                                                 --------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 41,386
Realized gain distributions                                                                   -
Net change in unrealized appreciation (depreciation)                                    153,313
                                                                                 --------------
Net gain (loss)                                                                         194,699
                                                                                 --------------
Increase (decrease) in net assets from operations                                $      187,491
                                                                                 ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (7,208)    $           (4,832)
Net realized gain (loss)                                                41,386                (22,294)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   153,313                168,021
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      187,491                140,895
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               200,749                214,647
Cost of units redeemed                                                (114,194)               (75,602)
Account charges                                                            (67)                   (58)
                                                            ------------------     ------------------
Increase (decrease)                                                     86,488                138,987
                                                            ------------------     ------------------
Net increase (decrease)                                                273,979                279,882
Net assets, beginning                                                  479,308                199,426
                                                            ------------------     ------------------
Net assets, ending                                          $          753,287     $          479,308
                                                            ==================     ==================
Units sold                                                             166,950                275,292
Units redeemed                                                         (95,151)               (89,378)
                                                            ------------------     ------------------
Net increase (decrease)                                                 71,799                185,914
Units outstanding, beginning                                           446,150                260,236
                                                            ------------------     ------------------
Units outstanding, ending                                              517,949                446,150
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       675,500
Cost of units redeemed/account charges                                                      (228,547)
Net investment income (loss)                                                                 (13,914)
Net realized gain (loss)                                                                      23,459
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                         296,789
                                                                                     ---------------
                                                                                     $       753,287
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.45           507   $      737           1.25%           35.2%
12/31/2009       1.07           445          478           1.25%           40.2%
12/31/2008       0.77           260          199           1.25%          -45.8%
12/31/2007       1.41            49           69           1.25%           12.4%
12/31/2006       1.26            30           38           1.25%            9.4%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.47             0   $        0           1.00%           35.5%
12/31/2009       1.09             0            0           1.00%           40.5%
12/31/2008       0.77             0            0           1.00%          -45.7%
12/31/2007       1.42             0            0           1.00%           12.7%
12/31/2006       1.26             0            0           1.00%            9.4%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.49             0   $        0           0.75%           35.9%
12/31/2009       1.10             0            0           0.75%           40.9%
12/31/2008       0.78             0            0           0.75%          -45.6%
12/31/2007       1.43             0            0           0.75%           13.0%
12/31/2006       1.27             0            0           0.75%            9.7%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.51             0   $        0           0.50%           36.2%
12/31/2009       1.11             0            0           0.50%           41.2%
12/31/2008       0.79             0            0           0.50%          -45.4%
12/31/2007       1.44             0            0           0.50%           13.3%
12/31/2006       1.27             0            0           0.50%           10.0%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.54             0   $        0           0.25%           36.5%
12/31/2009       1.12             0            0           0.25%           41.6%
12/31/2008       0.79             0            0           0.25%          -45.3%
12/31/2007       1.45             0            0           0.25%           13.6%
12/31/2006       1.28             0            0           0.25%           10.3%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.56            11   $       16           0.00%           36.9%
12/31/2009       1.14             1            1           0.00%           42.0%
12/31/2008       0.80             1            1           0.00%          -45.1%
12/31/2007       1.46             0            1           0.00%           13.9%
12/31/2006       1.28             0            0           0.00%           10.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         AllianceBernstein Small/Mid Cap Growth Fund R Class - 018636506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments              Cost of          Mutual Fund
                                            at Value          Investments               Shares
                                      --------------       --------------       --------------
Investments                           $      533,894       $      427,830               89,881
Receivables: investments sold                      -       ==============       ==============
Payables: investments purchased                 (283)
                                      --------------
Net assets                            $      533,611
                                      ==============

                                                                    Units         Accumulation
                                          Net Assets          Outstanding           Unit Value
                                      --------------       --------------       --------------
Band 125                              $      306,740              240,109       $         1.28
Band 100                                      53,911               41,612                 1.30
Band 75                                            -                    -                 1.31
Band 50                                      172,960              129,801                 1.33
Band 25                                            -                    -                 1.35
Band 0                                             -                    -                 1.37
                                      --------------       --------------
 Total                                $      533,611              411,522
                                      ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                 $            -
Mortality & expense charges                                                             (3,708)
                                                                                --------------
Net investment income (loss)                                                            (3,708)
                                                                                --------------
Gain (loss) on investments:
Net realized gain (loss)                                                               (23,663)
Realized gain distributions                                                                  -
Net change in unrealized appreciation (depreciation)                                   161,308
                                                                                --------------
Net gain (loss)                                                                        137,645
                                                                                --------------
Increase (decrease) in net assets from operations                               $      133,937
                                                                                ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (3,708)    $           (2,195)
Net realized gain (loss)                                               (23,663)               (28,162)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   161,308                128,234
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      133,937                 97,877
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               118,818                108,048
Cost of units redeemed                                                 (81,785)               (40,757)
Account charges                                                           (103)                  (271)
                                                            ------------------     ------------------
Increase (decrease)                                                     36,930                 67,020
                                                            ------------------     ------------------
Net increase (decrease)                                                170,867                164,897
Net assets, beginning                                                  362,744                197,847
                                                            ------------------     ------------------
Net assets, ending                                          $          533,611     $          362,744
                                                            ==================     ==================
Units sold                                                             109,961                137,446
Units redeemed                                                         (80,511)               (57,477)
                                                            ------------------     ------------------
Net increase (decrease)                                                 29,450                 79,969
Units outstanding, beginning                                           382,072                302,103
                                                            ------------------     ------------------
Units outstanding, ending                                              411,522                382,072
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       872,427
Cost of units redeemed/account charges                                                      (425,760)
Net investment income (loss)                                                                 (13,936)
Net realized gain (loss)                                                                     (94,615)
Realized gain distributions                                                                   89,431
Net change in unrealized appreciation (depreciation)                                         106,064
                                                                                     ---------------
                                                                                     $       533,611
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.28           240   $      307           1.25%           36.7%
12/31/2009       0.93           161          150           1.25%           44.6%
12/31/2008       0.65           130           84           1.25%          -49.2%
12/31/2007       1.27           136          174           1.25%           10.2%
12/31/2006       1.15           158          182           1.25%           -0.5%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.30            42   $       54           1.00%           37.1%
12/31/2009       0.95            68           64           1.00%           45.0%
12/31/2008       0.65            33           22           1.00%          -49.1%
12/31/2007       1.28            39           50           1.00%           10.5%
12/31/2006       1.16            83           96           1.00%            0.2%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.31             0   $        0           0.75%           37.4%
12/31/2009       0.96             0            0           0.75%           45.3%
12/31/2008       0.66             0            0           0.75%          -49.0%
12/31/2007       1.29             0            0           0.75%           10.8%
12/31/2006       1.16             0            0           0.75%            0.5%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.33           130   $      173           0.50%           37.8%
12/31/2009       0.97           154          149           0.50%           45.7%
12/31/2008       0.66           139           92           0.50%          -48.9%
12/31/2007       1.30           192          249           0.50%           11.1%
12/31/2006       1.17           171          200           0.50%            0.7%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.35             0   $        0           0.25%           38.1%
12/31/2009       0.98             0            0           0.25%           46.1%
12/31/2008       0.67             0            0           0.25%          -48.7%
12/31/2007       1.31             0            0           0.25%           11.3%
12/31/2006       1.17             0            0           0.25%            1.0%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.37             0   $        0           0.00%           38.5%
12/31/2009       0.99             0            0           0.00%           46.4%
12/31/2008       0.68             0            0           0.00%          -48.6%
12/31/2007       1.32             0            0           0.00%           11.6%
12/31/2006       1.18             0            0           0.00%            1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         AllianceBernstein Small/Mid Cap Value Fund R Class - 018914507

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                          Investments              Cost of          Mutual Fund
                                             at Value          Investments               Shares
                                       --------------       --------------       --------------
Investments                            $      647,910       $      529,210               37,044
Receivables: investments sold                   1,024       ==============       ==============
Payables: investments purchased                     -
                                       --------------
Net assets                             $      648,934
                                       ==============

                                                                     Units         Accumulation
                                           Net Assets          Outstanding           Unit Value
                                       --------------       --------------       --------------
Band 125                               $      597,563              432,364       $         1.38
Band 100                                            -                    -                 1.40
Band 75                                             -                    -                 1.42
Band 50                                        51,371               35,636                 1.44
Band 25                                             -                    -                 1.46
Band 0                                              -                    -                 1.48
                                       --------------       --------------
 Total                                 $      648,934              468,000
                                       ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            -
Mortality & expense charges                                                              (6,143)
                                                                                 --------------
Net investment income (loss)                                                             (6,143)
                                                                                 --------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 (8,876)
Realized gain distributions                                                                   -
Net change in unrealized appreciation (depreciation)                                    119,927
                                                                                 --------------
Net gain (loss)                                                                         111,051
                                                                                 --------------
Increase (decrease) in net assets from operations                                $      104,908
                                                                                 ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (6,143)    $           (2,432)
Net realized gain (loss)                                                (8,876)               (26,268)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   119,927                118,634
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      104,908                 89,934
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               486,172                 89,560
Cost of units redeemed                                                (278,681)               (43,275)
Account charges                                                           (264)                  (177)
                                                            ------------------     ------------------
Increase (decrease)                                                    207,227                 46,108
                                                            ------------------     ------------------
Net increase (decrease)                                                312,135                136,042
Net assets, beginning                                                  336,799                200,757
                                                            ------------------     ------------------
Net assets, ending                                          $          648,934     $          336,799
                                                            ==================     ==================
Units sold                                                             396,887                100,896
Units redeemed                                                        (232,584)               (50,287)
                                                            ------------------     ------------------
Net increase (decrease)                                                164,303                 50,609
Units outstanding, beginning                                           303,697                253,088
                                                            ------------------     ------------------
Units outstanding, ending                                              468,000                303,697
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     1,225,892
Cost of units redeemed/account charges                                                      (655,077)
Net investment income (loss)                                                                 (12,689)
Net realized gain (loss)                                                                     (56,441)
Realized gain distributions                                                                   28,549
Net change in unrealized appreciation (depreciation)                                         118,700
                                                                                     ---------------
                                                                                     $       648,934
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.38           432   $      598           1.25%           24.6%
12/31/2009       1.11           304          337           1.25%           39.8%
12/31/2008       0.79           253          201           1.25%          -35.5%
12/31/2007       1.23           237          292           1.25%            0.8%
12/31/2006       1.22            49           60           1.25%           11.8%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.40             0   $        0           1.00%           24.9%
12/31/2009       1.12             0            0           1.00%           40.2%
12/31/2008       0.80             0            0           1.00%          -35.3%
12/31/2007       1.24             0            0           1.00%            1.1%
12/31/2006       1.22             0            0           1.00%           12.3%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.42             0   $        0           0.75%           25.2%
12/31/2009       1.13             0            0           0.75%           40.5%
12/31/2008       0.81             0            0           0.75%          -35.1%
12/31/2007       1.25             0            0           0.75%            1.2%
12/31/2006       1.23             0            0           0.75%           12.8%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.44            36   $       51           0.50%           25.6%
12/31/2009       1.15             0            0           0.50%           40.9%
12/31/2008       0.82             0            0           0.50%          -35.0%
12/31/2007       1.25             0            0           0.50%            1.6%
12/31/2006       1.23             0            0           0.50%           12.9%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.46             0   $        0           0.25%           25.9%
12/31/2009       1.16             0            0           0.25%           41.2%
12/31/2008       0.82             0            0           0.25%          -34.8%
12/31/2007       1.26             0            0           0.25%            1.9%
12/31/2006       1.24             0            0           0.25%           13.1%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.48             0   $        0           0.00%           26.2%
12/31/2009       1.17             0            0           0.00%           41.6%
12/31/2008       0.83             0            0           0.00%          -34.6%
12/31/2007       1.27             0            0           0.00%            2.1%
12/31/2006       1.24             0            0           0.00%           13.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.3%
2008               0.6%
2007               0.2%
2006               1.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                AllianceBernstein Value Fund R Class - 018915504

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments               Cost of           Mutual Fund
                                            at Value           Investments                Shares
                                      --------------        --------------        --------------
Investments                           $      113,049        $      100,984                12,547
Receivables: investments sold                      -        ==============        ==============
Payables: investments purchased               (4,537)
                                      --------------
Net assets                            $      108,512
                                      ==============

                                                                     Units          Accumulation
                                          Net Assets           Outstanding            Unit Value
                                      --------------        --------------        --------------
Band 125                              $       54,302                62,565        $         0.87
Band 100                                      54,210                61,588                  0.88
Band 75                                            -                     -                  0.89
Band 50                                            -                     -                  0.91
Band 25                                            -                     -                  0.92
Band 0                                             -                     -                  0.93
                                      --------------        --------------
 Total                                $      108,512               124,153
                                      ==============        ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $          809
Mortality & expense charges                                                              (1,171)
                                                                                 --------------
Net investment income (loss)                                                               (362)
                                                                                 --------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 (9,323)
Realized gain distributions                                                                   -
Net change in unrealized appreciation (depreciation)                                     19,090
                                                                                 --------------
Net gain (loss)                                                                           9,767
                                                                                 --------------
Increase (decrease) in net assets from operations                                $        9,405
                                                                                 ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (362)    $              486
Net realized gain (loss)                                                (9,323)               (42,960)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    19,090                 52,407
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        9,405                  9,933
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                28,483                 26,837
Cost of units redeemed                                                 (20,242)               (14,428)
Account charges                                                            (56)                   (37)
                                                            ------------------     ------------------
Increase (decrease)                                                      8,185                 12,372
                                                            ------------------     ------------------
Net increase (decrease)                                                 17,590                 22,305
Net assets, beginning                                                   90,922                 68,617
                                                            ------------------     ------------------
Net assets, ending                                          $          108,512     $           90,922
                                                            ==================     ==================
Units sold                                                              34,987                 67,333
Units redeemed                                                         (25,009)               (54,469)
                                                            ------------------     ------------------
Net increase (decrease)                                                  9,978                 12,864
Units outstanding, beginning                                           114,175                101,311
                                                            ------------------     ------------------
Units outstanding, ending                                              124,153                114,175
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       272,663
Cost of units redeemed/account charges                                                      (122,324)
Net investment income (loss)                                                                   2,965
Net realized gain (loss)                                                                     (71,065)
Realized gain distributions                                                                   14,208
Net change in unrealized appreciation (depreciation)                                          12,065
                                                                                     ---------------
                                                                                     $       108,512
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.87            63   $       54           1.25%            9.6%
12/31/2009       0.79            61           48           1.25%           17.3%
12/31/2008       0.68            66           44           1.25%          -42.9%
12/31/2007       1.18            75           88           1.25%           -5.9%
12/31/2006       1.26            44           56           1.25%           19.6%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88            62   $       54           1.00%            9.9%
12/31/2009       0.80            54           43           1.00%           17.6%
12/31/2008       0.68            35           24           1.00%          -42.7%
12/31/2007       1.19            55           65           1.00%           -5.7%
12/31/2006       1.26            44           55           1.00%           19.6%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.89             0   $        0           0.75%           10.1%
12/31/2009       0.81             0            0           0.75%           17.9%
12/31/2008       0.69             0            0           0.75%          -42.6%
12/31/2007       1.20             0            0           0.75%           -5.4%
12/31/2006       1.27             0            0           0.75%           19.9%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.91             0   $        0           0.50%           10.4%
12/31/2009       0.82             0            0           0.50%           18.2%
12/31/2008       0.69             0            0           0.50%          -42.4%
12/31/2007       1.20             0            0           0.50%           -5.2%
12/31/2006       1.27             0            0           0.50%           20.2%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.92             0   $        0           0.25%           10.7%
12/31/2009       0.83             0            0           0.25%           18.5%
12/31/2008       0.70             0            0           0.25%          -42.3%
12/31/2007       1.21             0            0           0.25%           -5.0%
12/31/2006       1.28             0            0           0.25%           20.5%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.93             0   $        0           0.00%           11.0%
12/31/2009       0.84             0            0           0.00%           18.8%
12/31/2008       0.71             0            0           0.00%          -42.1%
12/31/2007       1.22             0            0           0.00%           -4.7%
12/31/2006       1.28             0            0           0.00%           20.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.8%
2009               1.6%
2008               2.0%
2007               2.1%
2006               2.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Alger Balanced Portfolio I-2 Class - 015544208

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments              Cost of         Mutual Fund
                                            at Value          Investments              Shares
                                      --------------       --------------      --------------
Investments                           $    1,755,857       $    1,829,085             151,236
Receivables: investments sold                  2,894       ==============      ==============
Payables: investments purchased                    -
                                      --------------
Net assets                            $    1,758,751
                                      ==============

                                                                    Units        Accumulation
                                          Net Assets          Outstanding          Unit Value
                                      --------------       --------------      --------------
Band 125                              $    1,758,751            1,687,501      $         1.04
Band 100                                           -                    -                1.06
Band 75                                            -                    -                1.08
Band 50                                            -                    -                1.10
Band 25                                            -                    -                1.12
Band 0                                             -                    -                1.19
                                      --------------       --------------
 Total                                $    1,758,751            1,687,501
                                      ==============       ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                               $       43,871
Mortality & expense charges                                                          (21,380)
                                                                              --------------
Net investment income (loss)                                                          22,491
                                                                              --------------
Gain (loss) on investments:
Net realized gain (loss)                                                             (79,248)
Realized gain distributions                                                                -
Net change in unrealized appreciation (depreciation)                                 204,363
                                                                              --------------
Net gain (loss)                                                                      125,115
                                                                              --------------
Increase (decrease) in net assets from operations                             $      147,606
                                                                              ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           22,491     $           25,577
Net realized gain (loss)                                               (79,248)               (79,282)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   204,363                390,465
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      147,606                336,760
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               287,485                256,341
Cost of units redeemed                                                (307,458)              (199,039)
Account charges                                                         (1,028)                (1,041)
                                                            ------------------     ------------------
Increase (decrease)                                                    (21,001)                56,261
                                                            ------------------     ------------------
Net increase (decrease)                                                126,605                393,021
Net assets, beginning                                                1,632,146              1,239,125
                                                            ------------------     ------------------
Net assets, ending                                          $        1,758,751     $        1,632,146
                                                            ==================     ==================
Units sold                                                             304,223                305,260
Units redeemed                                                        (323,126)              (252,460)
                                                            ------------------     ------------------
Net increase (decrease)                                                (18,903)                52,800
Units outstanding, beginning                                         1,706,404              1,653,604
                                                            ------------------     ------------------
Units outstanding, ending                                            1,687,501              1,706,404
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     9,007,695
Cost of units redeemed/account charges                                                    (8,115,561)
Net investment income (loss)                                                                 153,675
Net realized gain (loss)                                                                     283,365
Realized gain distributions                                                                  502,805
Net change in unrealized appreciation (depreciation)                                         (73,228)
                                                                                     ---------------
                                                                                     $     1,758,751
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04         1,688   $    1,759           1.25%            9.0%
12/31/2009       0.96         1,706        1,632           1.25%           27.6%
12/31/2008       0.75         1,654        1,239           1.25%          -32.6%
12/31/2007       1.11         1,799        2,000           1.25%           11.2%
12/31/2006       1.00         2,717        2,717           1.25%            3.1%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06             0   $        0           1.00%            9.2%
12/31/2009       0.97             0            0           1.00%           28.0%
12/31/2008       0.76             0            0           1.00%          -32.4%
12/31/2007       1.12             0            0           1.00%           11.3%
12/31/2006       1.01             0            0           1.00%            3.7%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.08             0   $        0           0.75%            9.5%
12/31/2009       0.99             0            0           0.75%           28.3%
12/31/2008       0.77             0            0           0.75%          -32.3%
12/31/2007       1.14             0            0           0.75%           11.4%
12/31/2006       1.02             0            0           0.75%            4.1%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.10             0   $        0           0.50%            9.8%
12/31/2009       1.00             0            0           0.50%           28.6%
12/31/2008       0.78             0            0           0.50%          -32.1%
12/31/2007       1.15             0            0           0.50%           11.5%
12/31/2006       1.03             0            0           0.50%            4.5%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12             0   $        0           0.25%           10.1%
12/31/2009       1.02             0            0           0.25%           28.9%
12/31/2008       0.79             0            0           0.25%          -31.9%
12/31/2007       1.16             0            0           0.25%           11.6%
12/31/2006       1.04             0            0           0.25%            5.0%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.19             0   $        0           0.00%           10.3%
12/31/2009       1.08             0            0           0.00%           29.2%
12/31/2008       0.84             0            0           0.00%          -31.8%
12/31/2007       1.23             0            0           0.00%           12.4%
12/31/2006       1.09             0            0           0.00%            4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.6%
2009               3.0%
2008               2.6%
2007               1.9%
2006               1.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Alger Capital Appreciation I-2 Class - 015544703

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                          Investments               Cost of          Mutual Fund
                                             at Value           Investments               Shares
                                       --------------        --------------       --------------
Investments                            $   11,010,613        $    8,349,124              211,093
Receivables: investments sold                       -        ==============       ==============
Payables: investments purchased               (45,228)
                                       --------------
Net assets                             $   10,965,385
                                       ==============

                                                                      Units         Accumulation
                                           Net Assets           Outstanding           Unit Value
                                       --------------        --------------       --------------
Band 125                               $   10,965,385            13,690,440       $         0.80
Band 100                                            -                     -                 0.82
Band 75                                             -                     -                 0.83
Band 50                                             -                     -                 0.85
Band 25                                             -                     -                 0.86
Band 0                                              -                     -                 0.92
                                       --------------        --------------
 Total                                 $   10,965,385            13,690,440
                                       ==============        ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $       39,340
Mortality & expense charges                                                             (117,303)
                                                                                  --------------
Net investment income (loss)                                                             (77,963)
                                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 225,149
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                   1,058,186
                                                                                  --------------
Net gain (loss)                                                                        1,283,335
                                                                                  --------------
Increase (decrease) in net assets from operations                                 $    1,205,372
                                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (77,963)    $          (75,395)
Net realized gain (loss)                                               225,149                    961
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,058,186              2,894,802
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,205,372              2,820,368
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,169,490              2,962,024
Cost of units redeemed                                              (1,592,902)              (889,242)
Account charges                                                         (1,030)                (2,106)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,575,558              2,070,676
                                                            ------------------     ------------------
Net increase (decrease)                                              2,780,930              4,891,044
Net assets, beginning                                                8,184,455              3,293,411
                                                            ------------------     ------------------
Net assets, ending                                          $       10,965,385     $        8,184,455
                                                            ==================     ==================
Units sold                                                           4,463,713              6,224,280
Units redeemed                                                      (2,280,302)            (1,627,051)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,183,411              4,597,229
Units outstanding, beginning                                        11,507,029              6,909,800
                                                            ------------------     ------------------
Units outstanding, ending                                           13,690,440             11,507,029
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    14,660,471
Cost of units redeemed/account charges                                                    (7,115,515)
Net investment income (loss)                                                                (382,816)
Net realized gain (loss)                                                                   1,136,209
Realized gain distributions                                                                    5,547
Net change in unrealized appreciation (depreciation)                                       2,661,489
                                                                                     ---------------
                                                                                     $    10,965,385
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.80        13,690   $   10,965           1.25%           12.6%
12/31/2009       0.71        11,507        8,184           1.25%           49.2%
12/31/2008       0.48         6,910        3,293           1.25%          -45.8%
12/31/2007       0.88         7,111        6,256           1.25%           31.9%
12/31/2006       0.67         5,737        3,827           1.25%           17.0%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.82             0   $        0           1.00%           12.9%
12/31/2009       0.72             0            0           1.00%           49.6%
12/31/2008       0.48             0            0           1.00%          -45.7%
12/31/2007       0.89             0            0           1.00%           32.7%
12/31/2006       0.67             0            0           1.00%           17.5%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.83             0   $        0           0.75%           13.2%
12/31/2009       0.73             0            0           0.75%           50.0%
12/31/2008       0.49             0            0           0.75%          -45.5%
12/31/2007       0.90             0            0           0.75%           33.0%
12/31/2006       0.68             0            0           0.75%           17.6%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.85             0   $        0           0.50%           13.5%
12/31/2009       0.75             0            0           0.50%           50.3%
12/31/2008       0.50             0            0           0.50%          -45.4%
12/31/2007       0.91             0            0           0.50%           33.4%
12/31/2006       0.68             0            0           0.50%           18.2%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86             0   $        0           0.25%           13.7%
12/31/2009       0.76             0            0           0.25%           50.7%
12/31/2008       0.50             0            0           0.25%          -45.3%
12/31/2007       0.92             0            0           0.25%           33.4%
12/31/2006       0.69             0            0           0.25%           18.8%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.92             0   $        0           0.00%           14.0%
12/31/2009       0.80             0            0           0.00%           51.1%
12/31/2008       0.53             0            0           0.00%          -45.1%
12/31/2007       0.97             0            0           0.00%           33.5%
12/31/2006       0.73             0            0           0.00%           19.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.4%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Alger Capital Appreciation Institutional I Class - 015570401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $      3,753,615       $      3,389,675                   181,246
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased               (3,257)
                                    ----------------
Net assets                          $      3,750,358
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $      3,750,358              3,000,327        $             1.25
Band 100                                           -                      -                      1.26
Band 75                                            -                      -                      1.28
Band 50                                            -                      -                      1.29
Band 25                                            -                      -                      1.30
Band 0                                             -                      -                      1.32
                                    ----------------       ----------------
 Total                              $      3,750,358              3,000,327
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (20,891)
                                                                                 --------------------
Net investment income (loss)                                                                  (20,891)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       52,924
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          229,522
                                                                                 --------------------
Net gain (loss)                                                                               282,446
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            261,555
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (20,891)    $           (2,833)
Net realized gain (loss)                                                52,924                (20,131)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   229,522                168,790
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      261,555                145,826
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,553,028                875,935
Cost of units redeemed                                                (268,814)               (65,656)
Account charges                                                           (181)                  (149)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,284,033                810,130
                                                            ------------------     ------------------
Net increase (decrease)                                              2,545,588                955,956
Net assets, beginning                                                1,204,770                248,814
                                                            ------------------     ------------------
Net assets, ending                                          $        3,750,358     $        1,204,770
                                                            ==================     ==================
Units sold                                                           2,162,114                823,511
Units redeemed                                                        (241,959)               (71,861)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,920,155                751,650
Units outstanding, beginning                                         1,080,172                328,522
                                                            ------------------     ------------------
Units outstanding, ending                                            3,000,327              1,080,172
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,793,164
Cost of units redeemed/account charges                                                       (407,656)
Net investment income (loss)                                                                  (26,082)
Net realized gain (loss)                                                                       26,992
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          363,940
                                                                                        -------------
                                                                                        $   3,750,358
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.25            3,000    $    3,750         1.25%            12.1%
12/31/2009             1.12            1,080         1,205         1.25%            47.3%
12/31/2008             0.76              329           249         1.25%           -44.6%
12/31/2007             1.37              111           152         1.25%            30.2%
12/31/2006             1.05                0             0         1.25%             5.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.26                0    $        0         1.00%            12.4%
12/31/2009             1.12                0             0         1.00%            47.6%
12/31/2008             0.76                0             0         1.00%           -44.5%
12/31/2007             1.37                0             0         1.00%            30.6%
12/31/2006             1.05                0             0         1.00%             5.0%

                                               BAND 75
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.28                0    $        0         0.75%            12.6%
12/31/2009             1.13                0             0         0.75%            48.0%
12/31/2008             0.77                0             0         0.75%           -44.3%
12/31/2007             1.37                0             0         0.75%            31.0%
12/31/2006             1.05                0             0         0.75%             5.0%

                                               BAND 50
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.29                0    $        0         0.50%            12.9%
12/31/2009             1.14                0             0         0.50%            48.4%
12/31/2008             0.77                0             0         0.50%           -44.2%
12/31/2007             1.38                0             0         0.50%            31.3%
12/31/2006             1.05                0             0         0.50%             5.0%

                                               BAND 25
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.30                0    $        0         0.25%            13.2%
12/31/2009             1.15                0             0         0.25%            48.7%
12/31/2008             0.77                0             0         0.25%           -44.0%
12/31/2007             1.38                0             0         0.25%            31.7%
12/31/2006             1.05                0             0         0.25%             5.0%

                                               BAND 0
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.32                0    $        0         0.00%            13.5%
12/31/2009             1.16                0             0         0.00%            49.1%
12/31/2008             0.78                0             0         0.00%           -43.9%
12/31/2007             1.39                0             0         0.00%            32.1%
12/31/2006             1.05                0             0         0.00%             5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.3%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Alger Capital Appreciation Institutional R Class - 015570872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $      1,991,034       $      1,617,135                    99,901
Receivables: investments sold                  2,907       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $      1,993,941
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $      1,887,755              1,543,089        $             1.22
Band 100                                           -                      -                      1.24
Band 75                                            -                      -                      1.25
Band 50                                            -                      -                      1.26
Band 25                                            -                      -                      1.28
Band 0                                       106,186                 82,371                      1.29
                                    ----------------       ----------------
 Total                              $      1,993,941              1,625,460
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (17,801)
                                                                                 --------------------
Net investment income (loss)                                                                  (17,801)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        5,605
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          216,563
                                                                                 --------------------
Net gain (loss)                                                                               222,168
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            204,367
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (17,801)    $           (6,372)
Net realized gain (loss)                                                 5,605                (14,347)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   216,563                222,046
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      204,367                201,327
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,192,608                557,439
Cost of units redeemed                                                (265,983)              (137,420)
Account charges                                                           (453)                  (139)
                                                            ------------------     ------------------
Increase (decrease)                                                    926,172                419,880
                                                            ------------------     ------------------
Net increase (decrease)                                              1,130,539                621,207
Net assets, beginning                                                  863,402                242,195
                                                            ------------------     ------------------
Net assets, ending                                          $        1,993,941     $          863,402
                                                            ==================     ==================
Units sold                                                           1,101,364                635,753
Units redeemed                                                        (262,949)              (172,098)
                                                            ------------------     ------------------
Net increase (decrease)                                                838,415                463,655
Units outstanding, beginning                                           787,045                323,390
                                                            ------------------     ------------------
Units outstanding, ending                                            1,625,460                787,045
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,107,352
Cost of units redeemed/account charges                                                       (445,041)
Net investment income (loss)                                                                  (26,011)
Net realized gain (loss)                                                                      (16,258)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          373,899
                                                                                        -------------
                                                                                        $   1,993,941
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.22            1,543    $    1,888         1.25%            11.5%
12/31/2009             1.10              787           863         1.25%            46.5%
12/31/2008             0.75              323           242         1.25%           -44.9%
12/31/2007             1.36               54            73         1.25%            29.4%
12/31/2006             1.05                0             0         1.25%             5.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.24                0    $        0         1.00%            11.8%
12/31/2009             1.11                0             0         1.00%            46.8%
12/31/2008             0.75                0             0         1.00%           -44.7%
12/31/2007             1.36                0             0         1.00%            29.8%
12/31/2006             1.05                0             0         1.00%             5.0%

                                               BAND 75
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.25                0    $        0         0.75%            12.1%
12/31/2009             1.11                0             0         0.75%            47.2%
12/31/2008             0.76                0             0         0.75%           -44.6%
12/31/2007             1.37                0             0         0.75%            30.2%
12/31/2006             1.05                0             0         0.75%             5.0%

                                               BAND 50
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.26                0    $         0         0.50%           12.4%
12/31/2009             1.12                0              0         0.50%           47.6%
12/31/2008             0.76                0              0         0.50%          -44.5%
12/31/2007             1.37                0              0         0.50%           30.6%
12/31/2006             1.05                0              0         0.50%            5.0%

                                               BAND 25
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.28                0    $        0         0.25%            12.6%
12/31/2009             1.13                0             0         0.25%            47.9%
12/31/2008             0.77                0             0         0.25%           -44.3%
12/31/2007             1.37                0             0         0.25%            30.9%
12/31/2006             1.05                0             0         0.25%             5.0%

                                               BAND 0
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.29               82    $      106         0.00%            12.9%
12/31/2009             1.14                0             0         0.00%            48.3%
12/31/2008             0.77                0             0         0.00%           -44.2%
12/31/2007             1.38                0             0         0.00%            31.3%
12/31/2006             1.05                0             0         0.00%             5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  Alger Large Cap Growth I-2 Class - 015544505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $     44,371,075       $     34,062,189                 1,015,821
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased                 (221)
                                    ----------------
Net assets                          $     44,370,854
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $     44,370,854             16,475,803        $             2.69
Band 100                                           -                      -                      2.74
Band 75                                            -                      -                      2.79
Band 50                                            -                      -                      2.84
Band 25                                            -                      -                      2.90
Band 0                                             -                      -                      3.28
                                    ----------------       ----------------
 Total                              $     44,370,854             16,475,803
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            303,092
Mortality & expense charges                                                                  (518,731)
                                                                                 --------------------
Net investment income (loss)                                                                 (215,639)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    1,574,264
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,424,382
                                                                                 --------------------
Net gain (loss)                                                                             4,998,646
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          4,783,007
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (215,639)    $         (223,045)
Net realized gain (loss)                                             1,574,264              1,029,453
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,424,382             13,171,586
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    4,783,007             13,977,994
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,414,999              1,440,299
Cost of units redeemed                                              (6,759,763)            (6,534,053)
Account charges                                                        (21,859)               (22,624)
                                                            ------------------     ------------------
Increase (decrease)                                                 (3,366,623)            (5,116,378)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,416,384              8,861,616
Net assets, beginning                                               42,954,470             34,092,854
                                                            ------------------     ------------------
Net assets, ending                                          $       44,370,854     $       42,954,470
                                                            ==================     ==================
Units sold                                                           1,776,633              2,644,787
Units redeemed                                                      (3,161,368)            (5,444,043)
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,384,735)            (2,799,256)
Units outstanding, beginning                                        17,860,538             20,659,794
                                                            ------------------     ------------------
Units outstanding, ending                                           16,475,803             17,860,538
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 320,249,542
Cost of units redeemed/account charges                                                   (286,586,835)
Net investment income (loss)                                                               12,371,198
Net realized gain (loss)                                                                  (22,303,735)
Realized gain distributions                                                                10,331,798
Net change in unrealized appreciation (depreciation)                                       10,308,886
                                                                                        -------------
                                                                                        $  44,370,854
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.69           16,476   $    44,371         1.25%            12.0%
12/31/2009             2.40           17,861        42,954         1.25%            45.7%
12/31/2008             1.65           20,660        34,093         1.25%           -46.8%
12/31/2007             3.10           22,234        69,001         1.25%            18.4%
12/31/2006             2.62           27,278        71,470         1.25%             4.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.74                0    $        0         1.00%            12.3%
12/31/2009             2.44                0             0         1.00%            46.1%
12/31/2008             1.67                0             0         1.00%           -46.7%
12/31/2007             3.14                0             0         1.00%            18.7%
12/31/2006             2.64                0             0         1.00%             4.1%

                                               BAND 75
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.79                0    $        0         0.75%            12.5%
12/31/2009             2.48                0             0         0.75%            46.5%
12/31/2008             1.69                0             0         0.75%           -46.6%
12/31/2007             3.17                0             0         0.75%            19.0%
12/31/2006             2.66                0             0         0.75%             4.4%

                                               BAND 50
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.84                0    $        0         0.50%            12.8%
12/31/2009             2.52                0             0         0.50%            46.8%
12/31/2008             1.72                0             0         0.50%           -46.4%
12/31/2007             3.20                0             0         0.50%            19.3%
12/31/2006             2.68                0             0         0.50%             4.6%

                                               BAND 25
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.90                0    $        0         0.25%            13.1%
12/31/2009             2.56                0             0         0.25%            47.2%
12/31/2008             1.74                0             0         0.25%           -46.3%
12/31/2007             3.24                0             0         0.25%            19.6%
12/31/2006             2.71                0             0         0.25%             4.9%

                                               BAND 0
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     3.28                0    $        0         0.00%            13.4%
12/31/2009             2.89                0             0         0.00%            47.6%
12/31/2008             1.96                0             0         0.00%           -46.2%
12/31/2007             3.64                0             0         0.00%            19.9%
12/31/2006             3.03                0             0         0.00%             5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.7%
2009               0.6%
2008               0.2%
2007               0.3%
2006               0.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Alger Small Cap Growth Institutional Fund I Class - 015570104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $      5,393,936       $      4,080,786                   193,747
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased              (35,537)
                                    ----------------
Net assets                          $      5,358,399
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $      5,358,399              4,810,964        $             1.11
Band 100                                           -                      -                      1.13
Band 75                                            -                      -                      1.14
Band 50                                            -                      -                      1.15
Band 25                                            -                      -                      1.16
Band 0                                             -                      -                      1.17
                                    ----------------       ----------------
 Total                              $      5,358,399              4,810,964
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (55,302)
                                                                                 --------------------
Net investment income (loss)                                                                  (55,302)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (55,562)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,129,170
                                                                                 --------------------
Net gain (loss)                                                                             1,073,608
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,018,306
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (55,302)    $          (18,533)
Net realized gain (loss)                                               (55,562)               (90,774)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,129,170                588,917
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,018,306                479,610
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,364,149              2,951,773
Cost of units redeemed                                                (704,597)              (376,649)
Account charges                                                         (2,862)                  (336)
                                                            ------------------     ------------------
Increase (decrease)                                                    656,690              2,574,788
                                                            ------------------     ------------------
Net increase (decrease)                                              1,674,996              3,054,398
Net assets, beginning                                                3,683,403                629,005
                                                            ------------------     ------------------
Net assets, ending                                          $        5,358,399     $        3,683,403
                                                            ==================     ==================
Units sold                                                           1,469,746              3,607,721
Units redeemed                                                        (761,993)              (498,965)
                                                            ------------------     ------------------
Net increase (decrease)                                                707,753              3,108,756
Units outstanding, beginning                                         4,103,211                994,455
                                                            ------------------     ------------------
Units outstanding, ending                                            4,810,964              4,103,211
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   6,246,407
Cost of units redeemed/account charges                                                     (1,923,935)
Net investment income (loss)                                                                  (90,098)
Net realized gain (loss)                                                                     (187,125)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,313,150
                                                                                        -------------
                                                                                        $   5,358,399
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.11            4,811    $    5,358         1.25%            24.1%
12/31/2009             0.90            4,103         3,683         1.25%            41.9%
12/31/2008             0.63              994           629         1.25%           -46.6%
12/31/2007             1.18              741           877         1.25%            13.9%
12/31/2006             1.04                0             0         1.25%             4.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.13                0    $        0         1.00%            24.4%
12/31/2009             0.90                0             0         1.00%            42.3%
12/31/2008             0.64                0             0         1.00%           -46.5%
12/31/2007             1.19                0             0         1.00%            14.4%
12/31/2006             1.04                0             0         1.00%             3.9%

                                               BAND 75
                  ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.14                0    $        0         0.75%            24.7%
12/31/2009             0.91                0             0         0.75%            42.6%
12/31/2008             0.64                0             0         0.75%           -46.3%
12/31/2007             1.19                0             0         0.75%            14.7%
12/31/2006             1.04                0             0         0.75%             3.9%

                                               BAND 50
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.15                0    $        0         0.50%            25.0%
12/31/2009             0.92                0             0         0.50%            43.0%
12/31/2008             0.64                0             0         0.50%           -46.2%
12/31/2007             1.19                0             0         0.50%            14.9%
12/31/2006             1.04                0             0         0.50%             4.0%

                                               BAND 25
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.16                0    $        0         0.25%            25.3%
12/31/2009             0.93                0             0         0.25%            43.4%
12/31/2008             0.65                0             0         0.25%           -46.0%
12/31/2007             1.20                0             0         0.25%            15.2%
12/31/2006             1.04                0             0         0.25%             4.0%

                                               BAND 0
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.17                0    $        0         0.00%            25.6%
12/31/2009             0.93                0             0         0.00%            43.7%
12/31/2008             0.65                0             0         0.00%           -45.9%
12/31/2007             1.20                0             0         0.00%            15.5%
12/31/2006             1.04                0             0         0.00%             4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Alger Small Cap Growth Institutional Fund R Class - 015570708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $        769,554       $        589,513                    28,671
Receivables: investments sold                  3,598       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $        773,152
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $        773,152                708,499        $             1.09
Band 100                                           -                      -                      1.10
Band 75                                            -                      -                      1.11
Band 50                                            -                      -                      1.13
Band 25                                            -                      -                      1.14
Band 0                                             -                      -                      1.15
                                    ----------------       ----------------
 Total                              $        773,152                708,499
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (7,599)
                                                                                 --------------------
Net investment income (loss)                                                                   (7,599)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (6,337)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          149,444
                                                                                 --------------------
Net gain (loss)                                                                               143,107
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            135,508
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (7,599)    $           (4,525)
Net realized gain (loss)                                                (6,337)               (20,599)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   149,444                155,675
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      135,508                130,551
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               230,754                193,408
Cost of units redeemed                                                 (75,893)               (72,585)
Account charges                                                           (163)                   (88)
                                                            ------------------     ------------------
Increase (decrease)                                                    154,698                120,735
                                                            ------------------     ------------------
Net increase (decrease)                                                290,206                251,286
Net assets, beginning                                                  482,946                231,660
                                                            ------------------     ------------------
Net assets, ending                                          $          773,152     $          482,946
                                                            ==================     ==================

Units sold                                                             242,951                298,519
Units redeemed                                                         (80,841)              (122,612)
                                                            ------------------     ------------------
Net increase (decrease)                                                162,110                175,907
Units outstanding, beginning                                           546,389                370,482
                                                            ------------------     ------------------
Units outstanding, ending                                              708,499                546,389
                                                            ==================     ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     929,916
Cost of units redeemed/account charges                                                       (278,387)
Net investment income (loss)                                                                  (15,783)
Net realized gain (loss)                                                                      (42,635)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          180,041
                                                                                        -------------
                                                                                        $     773,152
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.09              708      $    773         1.25%            23.5%
12/31/2009             0.88              546           483         1.25%            41.4%
12/31/2008             0.63              370           232         1.25%           -46.9%
12/31/2007             1.18               98           115         1.25%            13.5%
12/31/2006             1.04                0             0         1.25%             3.7%

                                               BAND 100
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.10                0    $        0         1.00%            23.8%
12/31/2009             0.89                0             0         1.00%            41.7%
12/31/2008             0.63                0             0         1.00%           -46.7%
12/31/2007             1.18                0             0         1.00%            13.8%
12/31/2006             1.04                0             0         1.00%             3.7%

                                               BAND 75
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.11                0    $        0         0.75%            24.1%
12/31/2009             0.90                0             0         0.75%            42.1%
12/31/2008             0.63                0             0         0.75%           -46.6%
12/31/2007             1.18                0             0         0.75%            14.1%
12/31/2006             1.04                0             0         0.75%             3.8%

                                               BAND 50
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.13                0    $        0         0.50%            24.4%
12/31/2009             0.91                0             0         0.50%            42.4%
12/31/2008             0.64                0             0         0.50%           -46.4%
12/31/2007             1.19                0             0         0.50%            14.4%
12/31/2006             1.04                0             0         0.50%             3.8%

                                               BAND 25
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.14                0    $        0         0.25%            24.7%
12/31/2009             0.91                0             0         0.25%            42.8%
12/31/2008             0.64                0             0         0.25%           -46.3%
12/31/2007             1.19                0             0         0.25%            14.6%
12/31/2006             1.04                0             0         0.25%             3.9%

                                               BAND 0
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.15                0    $        0         0.00%            25.0%
12/31/2009             0.92                0             0         0.00%            43.1%
12/31/2008             0.64                0             0         0.00%           -46.2%
12/31/2007             1.19                0             0         0.00%            14.9%
12/31/2006             1.04                0             0         0.00%             3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      American Century Advisor Inflation Adjusted Bond A Class - 025081829

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $     11,528,610       $     11,140,342                   979,491
Receivables: investments sold                134,686       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $     11,663,296
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $     11,030,164              8,637,600        $             1.28
Band 100                                      93,235                 71,810                      1.30
Band 75                                            -                      -                      1.32
Band 50                                            -                      -                      1.34
Band 25                                            -                      -                      1.36
Band 0                                       539,897                389,191                      1.39
                                    ----------------       ----------------
 Total                              $     11,663,296              9,098,601
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            176,046
Mortality & expense charges                                                                  (108,132)
                                                                                 --------------------
Net investment income (loss)                                                                   67,914
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       48,272
Realized gain distributions                                                                    63,163
Net change in unrealized appreciation (depreciation)                                          150,938
                                                                                 --------------------
Net gain (loss)                                                                               262,373
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            330,287
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           67,914     $           15,698
Net realized gain (loss)                                                48,272                (56,457)
Realized gain distributions                                             63,163                      -
Net change in unrealized appreciation (depreciation)                   150,938                560,476
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      330,287                519,717
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             6,721,049              3,677,102
Cost of units redeemed                                              (2,404,948)            (2,472,017)
Account charges                                                         (8,083)                (1,592)
                                                            ------------------     ------------------
Increase (decrease)                                                  4,308,018              1,203,493
                                                            ------------------     ------------------
Net increase (decrease)                                              4,638,305              1,723,210
Net assets, beginning                                                7,024,991              5,301,781
                                                            ------------------     ------------------
Net assets, ending                                          $       11,663,296     $        7,024,991
                                                            ==================     ==================
Units sold                                                           5,452,350              3,231,716
Units redeemed                                                      (2,048,861)            (2,227,261)
                                                            ------------------     ------------------
Net increase (decrease)                                              3,403,489              1,004,455
Units outstanding, beginning                                         5,695,112              4,690,657
                                                            ------------------     ------------------
Units outstanding, ending                                            9,098,601              5,695,112
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  20,303,788
Cost of units redeemed/account charges                                                     (9,435,853)
Net investment income (loss)                                                                  380,536
Net realized gain (loss)                                                                      (38,574)
Realized gain distributions                                                                    65,131
Net change in unrealized appreciation (depreciation)                                          388,268
                                                                                        -------------
                                                                                        $  11,663,296
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.28            8,638    $   11,030         1.25%             3.9%
12/31/2009             1.23            5,339         6,560         1.25%             9.0%
12/31/2008             1.13            4,344         4,898         1.25%            -2.6%
12/31/2007             1.16            2,221         2,571         1.25%             9.4%
12/31/2006             1.06            1,942         2,055         1.25%            -1.1%

                                               BAND 100
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.30               72   $        93        1.00%              4.2%
12/31/2009             1.25               62            78        1.00%              9.2%
12/31/2008             1.14              200           228        1.00%             -2.4%
12/31/2007             1.17               69            81        1.00%              9.7%
12/31/2006             1.07               56            60        1.00%             -1.1%

                                               BAND 75
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.32                0    $        0         0.75%             4.5%
12/31/2009             1.26                0             0         0.75%             9.5%
12/31/2008             1.15                0             0         0.75%            -2.1%
12/31/2007             1.18                0             0         0.75%             9.9%
12/31/2006             1.07                0             0         0.75%            -0.9%

                                               BAND 50
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.34                0     $       0         0.50%             4.7%
12/31/2009             1.28                0             0         0.50%             9.8%
12/31/2008             1.17                0             0         0.50%            -1.9%
12/31/2007             1.19                0             0         0.50%            10.2%
12/31/2006             1.08                0             0         0.50%            -0.6%

                                               BAND 25
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.36                0    $        0         0.25%             5.0%
12/31/2009             1.30                0             0         0.25%            10.1%
12/31/2008             1.18                0             0         0.25%            -1.6%
12/31/2007             1.20                0             0         0.25%            10.5%
12/31/2006             1.09                0             0         0.25%            -0.4%

                                               BAND 0
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.39              389    $      540         0.00%             5.2%
12/31/2009             1.32              294           388         0.00%            10.3%
12/31/2008             1.19              147           176         0.00%            -1.4%
12/31/2007             1.21               28            33         0.00%            10.8%
12/31/2006             1.09                2             2         0.00%            -0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.9%
2009               1.4%
2008               5.3%
2007               4.1%
2006               4.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               American Century Advisor Vista A Class - 025083817

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $        905,193       $        779,557                    55,979
Receivables: investments sold                    332       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $        905,525
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $        905,525                690,815        $             1.31
Band 100                                           -                      -                      1.33
Band 75                                            -                      -                      1.35
Band 50                                            -                      -                      1.38
Band 25                                            -                      -                      1.40
Band 0                                             -                      -                      1.42
                                    ----------------       ----------------
 Total                              $        905,525                690,815
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (9,536)
                                                                                 --------------------
Net investment income (loss)                                                                   (9,536)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (67,559)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          237,663
                                                                                 --------------------
Net gain (loss)                                                                               170,104
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            160,568
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (9,536)    $           (7,228)
Net realized gain (loss)                                               (67,559)              (180,795)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   237,663                302,847
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      160,568                114,824
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               224,170                371,657
Cost of units redeemed                                                (193,001)              (303,985)
Account charges                                                           (573)                  (387)
                                                            ------------------     ------------------
Increase (decrease)                                                     30,596                 67,285
                                                            ------------------     ------------------
Net increase (decrease)                                                191,164                182,109
Net assets, beginning                                                  714,361                532,252
                                                            ------------------     ------------------
Net assets, ending                                          $          905,525     $          714,361
                                                            ==================     ==================
Units sold                                                             208,778                467,220
Units redeemed                                                        (182,819)              (396,962)
                                                            ------------------     ------------------
Net increase (decrease)                                                 25,959                 70,258
Units outstanding, beginning                                           664,856                594,598
                                                            ------------------     ------------------
Units outstanding, ending                                              690,815                664,856
                                                            ==================     ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,998,923
Cost of units redeemed/account charges                                                     (3,392,697)
Net investment income (loss)                                                                  (53,706)
Net realized gain (loss)                                                                      162,243
Realized gain distributions                                                                    65,126
Net change in unrealized appreciation (depreciation)                                          125,636
                                                                                        -------------
                                                                                        $     905,525
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.31              691    $      906         1.25%            22.0%
12/31/2009             1.07              665           714         1.25%            20.0%
12/31/2008             0.90              595           532         1.25%           -49.4%
12/31/2007             1.77              363           643         1.25%            36.6%
12/31/2006             1.30              766           992         1.25%             7.1%

                                               BAND 100
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.33                0    $        0         1.00%            22.3%
12/31/2009             1.09                0             0         1.00%            20.3%
12/31/2008             0.91                0             0         1.00%           -49.3%
12/31/2007             1.79                0             0         1.00%            37.0%
12/31/2006             1.30                0             0         1.00%             7.8%

                                               BAND 75
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.35                0    $        0         0.75%            22.6%
12/31/2009             1.11                0             0         0.75%            20.6%
12/31/2008             0.92                0             0         0.75%           -49.2%
12/31/2007             1.80                0             0         0.75%            37.3%
12/31/2006             1.31                0             0         0.75%             8.0%

                                               BAND 50
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.38                0    $        0         0.50%            22.9%
12/31/2009             1.12                0             0         0.50%            20.9%
12/31/2008             0.93                0             0         0.50%           -49.0%
12/31/2007             1.82                0             0         0.50%            37.7%
12/31/2006             1.32                0             0         0.50%             8.3%

                                               BAND 25
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.40                0    $        0         0.25%            23.2%
12/31/2009             1.14                0             0         0.25%            21.2%
12/31/2008             0.94                0             0         0.25%           -48.9%
12/31/2007             1.84                0             0         0.25%            38.0%
12/31/2006             1.33                0             0         0.25%             8.6%

                                               BAND 0
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.42                0    $        0         0.00%            23.5%
12/31/2009             1.15                0             0         0.00%            21.5%
12/31/2008             0.95                0             0         0.00%           -48.8%
12/31/2007             1.85                0             0         0.00%            38.4%
12/31/2006             1.34                0             0         0.00%             8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              American Century Diversified Bond A Class - 024932501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $          6,046       $          6,234                       561
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $          6,046
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $          6,046                  5,914        $             1.02
Band 100                                           -                      -                      1.02
Band 75                                            -                      -                      1.03
Band 50                                            -                      -                      1.03
Band 25                                            -                      -                      1.03
Band 0                                             -                      -                      1.03
                                    ----------------       ----------------
 Total                              $          6,046                  5,914
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 34
Mortality & expense charges                                                                       (14)
                                                                                 --------------------
Net investment income (loss)                                                                       20
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            3
Realized gain distributions                                                                        55
Net change in unrealized appreciation (depreciation)                                             (188)
                                                                                 --------------------
Net gain (loss)                                                                                  (130)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $               (110)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               20     $                -
Net realized gain (loss)                                                     3                      -
Realized gain distributions                                                 55                      -
Net change in unrealized appreciation (depreciation)                      (188)                     -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                         (110)                     -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                15,256                      -
Cost of units redeemed                                                  (9,100)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                      6,156                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  6,046                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            6,046     $                -
                                                            ==================     ==================
Units sold                                                              14,743                      -
Units redeemed                                                          (8,829)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                  5,914                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                5,914                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      15,256
Cost of units redeemed/account charges                                                         (9,100)
Net investment income (loss)                                                                       20
Net realized gain (loss)                                                                            3
Realized gain distributions                                                                        55
Net change in unrealized appreciation (depreciation)                                             (188)
                                                                                        -------------
                                                                                        $       6,046
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.02                6    $        6         1.25%             0.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.02                0    $        0         1.00%             0.0%

                                               BAND 75
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.03                0    $        0         0.75%             0.0%

                                               BAND 50
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.03                0    $        0         0.50%             0.0%

                                               BAND 25
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.03                0    $        0         0.25%             0.0%

                                               BAND 0
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.03                0    $        0         0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
    American Century Diversified Bond Investor Class - 024932402 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $              -       $              -                         -
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $              -
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $              -                      -                $     1.02
Band 100                                           -                      -                      1.03
Band 75                                            -                      -                      1.03
Band 50                                            -                      -                      1.03
Band 25                                            -                      -                      1.03
Band 0                                             -                      -                      1.03
                                    ----------------       ----------------
 Total                              $              -                      -
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.02                0    $        0         1.25%             0.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.03                0    $        0         1.00%             0.0%

                                               BAND 75
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.03                0    $        0         0.75%             0.0%

                                               BAND 50
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.03                0    $        0         0.50%             0.0%

                                               BAND 25
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.03                0    $        0         0.25%             0.0%

                                               BAND 0
                 ------------------------------------------------------------------------
                                                              Expense as
                                       Units                      a % of
                                 Outstanding    Net Assets   Average Net
                 Unit Value           (000s)        (000s)        Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.03                0    $        0         0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              American Century Emerging Markets A Class - 025086851

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments              Cost of          Mutual Fund
                                            at Value          Investments               Shares
                                       -------------        -------------        -------------
Investments                            $     187,570        $     132,219               21,485
Receivables: investments sold                     52        =============        =============
Payables: investments purchased                    -
                                       -------------
Net assets                             $     187,622
                                       =============

                                                                    Units         Accumulation
                                          Net Assets          Outstanding           Unit Value
                                       -------------        -------------        -------------
Band 125                               $     187,622              151,406        $        1.24
Band 100                                           -                    -                 1.25
Band 75                                            -                    -                 1.27
Band 50                                            -                    -                 1.28
Band 25                                            -                    -                 1.29
Band 0                                             -                    -                 1.31
                                       -------------        -------------
 Total                                 $     187,622              151,406
                                       =============        =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $           -
Mortality & expense charges                                                             (1,954)
                                                                                 -------------
Net investment income (loss)                                                            (1,954)
                                                                                 -------------
Gain (loss) on investments:
Net realized gain (loss)                                                               (21,537)
Realized gain distributions                                                                 -
Net change in unrealized appreciation (depreciation)                                    48,393
                                                                                 -------------
Net gain (loss)                                                                         26,856
                                                                                 -------------
Increase (decrease) in net assets from operations                                $      24,902
                                                                                 =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended            Period ended
                                                           December 31, 2010*      December 31, 2009*
                                                           ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           (1,954)     $           (1,258)
Net realized gain (loss)                                              (21,537)                (48,896)
Realized gain distributions                                                 -                       -
Net change in unrealized appreciation (depreciation)                   48,393                 116,707
                                                           ------------------      ------------------
Increase (decrease) in net assets from operations                      24,902                  66,553
                                                           ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               31,081                  24,221
Cost of units redeemed                                                (43,599)                (27,163)
Account charges                                                          (284)                    (85)
                                                           ------------------      ------------------
Increase (decrease)                                                   (12,802)                 (3,027)
                                                           ------------------      ------------------
Net increase (decrease)                                                12,100                  63,526
Net assets, beginning                                                 175,522                 111,996
                                                           ------------------      ------------------
Net assets, ending                                         $          187,622      $          175,522
                                                           ==================      ==================
Units sold                                                             57,163                  79,643
Units redeemed                                                        (70,118)                (89,619)
                                                           ------------------      ------------------
Net increase (decrease)                                               (12,955)                 (9,976)
Units outstanding, beginning                                          164,361                 174,337
                                                           ------------------      ------------------
Units outstanding, ending                                             151,406                 164,361
                                                           ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       462,136
Cost of units redeemed/account charges                                  (253,076)
Net investment income (loss)                                              (4,155)
Net realized gain (loss)                                                 (86,840)
Realized gain distributions                                               14,206
Net change in unrealized appreciation (depreciation)                      55,351
                                                                 ---------------
                                                                 $       187,622
                                                                 ===============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.24            151   $       188        1.25%           16.0%
12/31/2009        1.07            164           176        1.25%           66.8%
12/31/2008        0.64            154            99        1.25%          -60.3%
12/31/2007        1.61             18            29        1.25%           41.5%
12/31/2006        1.14              0             0        1.25%           14.0%

                                          BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.25              0   $         0        1.00%           16.3%
12/31/2009        1.08              0             0        1.00%           67.2%
12/31/2008        0.64              0             0        1.00%          -60.2%
12/31/2007        1.62              0             0        1.00%           41.8%
12/31/2006        1.14              0             0        1.00%           14.1%

                                          BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.27              0   $         0        0.75%           16.6%
12/31/2009        1.09              0             0        0.75%           67.6%
12/31/2008        0.65              0             0        0.75%          -60.1%
12/31/2007        1.62              0             0        0.75%           42.2%
12/31/2006        1.14              0             0        0.75%           14.1%

                                          BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.28              0   $         0        0.50%           16.9%
12/31/2009        1.09              0             0        0.50%           68.0%
12/31/2008        0.65              0             0        0.50%          -60.0%
12/31/2007        1.63              0             0        0.50%           42.5%
12/31/2006        1.14              0             0        0.50%           14.2%

                                          BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.29              0   $         0        0.25%           17.2%
12/31/2009        1.10              0             0        0.25%           68.4%
12/31/2008        0.65              0             0        0.25%          -59.9%
12/31/2007        1.63              0             0        0.25%           42.9%
12/31/2006        1.14              0             0        0.25%           14.3%

                                          BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.31              0   $         0        0.00%           17.5%
12/31/2009        1.11              0             0        0.00%           68.9%
12/31/2008        0.66             20            13        0.00%          -59.8%
12/31/2007        1.64             45            73        0.00%           43.2%
12/31/2006        1.14              0             0        0.00%           14.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010            0.0%
2009            0.3%
2008            0.0%
2007            1.2%
2006            0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              American Century Emerging Markets Investor Class - 025086885

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                        Investments              Cost of         Mutual Fund
                                           at Value          Investments              Shares
                                      -------------        -------------       -------------
Investments                           $     330,383        $     252,455              36,790
Receivables: investments sold                   396        =============       =============
Payables: investments purchased                   -
                                      -------------
Net assets                            $     330,779
                                      =============

                                                                   Units        Accumulation
                                         Net Assets          Outstanding          Unit Value
                                      -------------        -------------       -------------
Band 125                              $     330,779              264,390       $        1.25
Band 100                                          -                    -                1.26
Band 75                                           -                    -                1.28
Band 50                                           -                    -                1.29
Band 25                                           -                    -                1.30
Band 0                                            -                    -                1.32
                                      -------------        -------------
 Total                                $     330,779              264,390
                                      =============        =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                $           -
Mortality & expense charges                                                           (3,458)
                                                                               -------------
Net investment income (loss)                                                          (3,458)
                                                                               -------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (8,737)
Realized gain distributions                                                                -
Net change in unrealized appreciation (depreciation)                                  57,805
                                                                               -------------
Net gain (loss)                                                                       49,068
                                                                               -------------
Increase (decrease) in net assets from operations                              $      45,610
                                                                               =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended            Period ended
                                                           December 31, 2010*      December 31, 2009*
                                                           ------------------     -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            (3,458)   $            (1,391)
Net realized gain (loss)                                                (8,737)               (32,588)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    57,805                130,745
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                       45,610                 96,766
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                67,679                 70,085
Cost of units redeemed                                                 (37,103)               (35,324)
Account charges                                                           (153)                  (240)
                                                           -------------------    -------------------
Increase (decrease)                                                     30,423                 34,521
                                                           -------------------    -------------------
Net increase (decrease)                                                 76,033                131,287
Net assets, beginning                                                  254,746                123,459
                                                           -------------------    -------------------
Net assets, ending                                         $           330,779    $           254,746
                                                           ===================    ===================
Units sold                                                              62,114                 96,483
Units redeemed                                                         (34,707)               (51,602)
                                                           -------------------    -------------------
Net increase (decrease)                                                 27,407                 44,881
Units outstanding, beginning                                           236,983                192,102
                                                           -------------------    -------------------
Units outstanding, ending                                              264,390                236,983
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      482,753
Cost of units redeemed/account charges                                  (147,454)
Net investment income (loss)                                              (6,520)
Net realized gain (loss)                                                 (94,137)
Realized gain distributions                                               18,209
Net change in unrealized appreciation (depreciation)                      77,928
                                                                  --------------
                                                                  $      330,779
                                                                  ==============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.25            264   $       331        1.25%           16.4%
12/31/2009        1.07            237           255        1.25%           67.3%
12/31/2008        0.64            192           123        1.25%          -60.3%
12/31/2007        1.62            115           186        1.25%           41.9%
12/31/2006        1.14              0             0        1.25%           14.0%

                                          BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.26              0   $         0        1.00%           16.7%
12/31/2009        1.08              0             0        1.00%           67.7%
12/31/2008        0.65              0             0        1.00%          -60.2%
12/31/2007        1.62              0             0        1.00%           42.3%
12/31/2006        1.14              0             0        1.00%           14.1%

                                          BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.28              0   $         0        0.75%           17.0%
12/31/2009        1.09              0             0        0.75%           68.1%
12/31/2008        0.65              0             0        0.75%          -60.1%
12/31/2007        1.63              0             0        0.75%           42.7%
12/31/2006        1.14              0             0        0.75%           14.1%

                                          BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.29              0   $         0        0.50%           17.3%
12/31/2009        1.10              0             0        0.50%           68.5%
12/31/2008        0.65              0             0        0.50%          -60.0%
12/31/2007        1.63              0             0        0.50%           43.0%
12/31/2006        1.14              0             0        0.50%           14.2%

                                          BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.30              0   $         0        0.25%           17.6%
12/31/2009        1.11              0             0        0.25%           68.9%
12/31/2008        0.66              0             0        0.25%          -59.9%
12/31/2007        1.64              0             0        0.25%           43.4%
12/31/2006        1.14              0             0        0.25%           14.2%

                                          BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.32              0   $         0        0.00%           17.8%
12/31/2009        1.12              0             0        0.00%           69.4%
12/31/2008        0.66              0             0        0.00%          -59.8%
12/31/2007        1.64              0             0        0.00%           43.7%
12/31/2006        1.14              0             0        0.00%           14.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.4%
2008             0.0%
2007             1.4%
2006             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               American Century Equity Growth A Class - 02507M709

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments             Cost of         Mutual Fund
                                            at Value         Investments              Shares
                                       -------------        ------------       -------------
Investments                            $   1,197,155        $  1,213,072              57,335
Receivables: investments sold                      -        ============       =============
Payables: investments purchased               (1,369)
                                       -------------
Net assets                             $   1,195,786
                                       =============

                                                                   Units        Accumulation
                                          Net Assets         Outstanding          Unit Value
                                       -------------       -------------       -------------
Band 125                               $   1,195,786             998,024       $        1.20
Band 100                                           -                   -                1.22
Band 75                                            -                   -                1.24
Band 50                                            -                   -                1.26
Band 25                                            -                   -                1.28
Band 0                                             -                   -                1.30
                                       -------------       -------------
 Total                                 $   1,195,786             998,024
                                       =============       =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                               $       9,159
Mortality & expense charges                                                         (12,782)
                                                                              -------------
Net investment income (loss)                                                         (3,623)
                                                                              -------------
Gain (loss) on investments:
Net realized gain (loss)                                                            (21,051)
Realized gain distributions                                                               -
Net change in unrealized appreciation (depreciation)                                160,215
                                                                              -------------
Net gain (loss)                                                                     139,164
                                                                              -------------
Increase (decrease) in net assets from operations                             $     135,541
                                                                              =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended            Period ended
                                                           December 31, 2010*      December 31, 2009*
                                                           ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           (3,623)     $              259
Net realized gain (loss)                                              (21,051)                (65,962)
Realized gain distributions                                                 -                       -
Net change in unrealized appreciation (depreciation)                  160,215                 212,068
                                                           ------------------      ------------------
Increase (decrease) in net assets from operations                     135,541                 146,365
                                                           ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                              174,792                 348,870
Cost of units redeemed                                                (61,543)               (217,373)
Account charges                                                          (179)                   (183)
                                                           ------------------      ------------------
Increase (decrease)                                                   113,070                 131,314
                                                           ------------------      ------------------
Net increase (decrease)                                               248,611                 277,679
Net assets, beginning                                                 947,175                 669,496
                                                           ------------------      ------------------
Net assets, ending                                         $        1,195,786      $          947,175
                                                           ==================      ==================
Units sold                                                            162,640                 370,328
Units redeemed                                                        (59,096)               (223,552)
                                                           ------------------      ------------------
Net increase (decrease)                                               103,544                 146,776
Units outstanding, beginning                                          894,480                 747,704
                                                           ------------------      ------------------
Units outstanding, ending                                             998,024                 894,480
                                                           ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    4,651,343
Cost of units redeemed/account charges                                (3,430,790)
Net investment income (loss)                                             (13,142)
Net realized gain (loss)                                                 (93,089)
Realized gain distributions                                               97,381
Net change in unrealized appreciation (depreciation)                     (15,917)
                                                                  --------------
                                                                  $    1,195,786
                                                                  ==============

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.20            998   $     1,196        1.25%           13.1%
12/31/2009        1.06            894           947        1.25%           18.3%
12/31/2008        0.90            748           669        1.25%          -35.6%
12/31/2007        1.39            739         1,027        1.25%            1.7%
12/31/2006        1.37            461           630        1.25%           12.1%

                                          BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ------------------------------------ ---------------------------------
12/31/2010 $      1.22              0   $         0        1.00%            13.4%
12/31/2009        1.07              0             0        1.00%            18.6%
12/31/2008        0.91              0             0        1.00%           -35.4%
12/31/2007        1.40              0             0        1.00%             2.0%
12/31/2006        1.38              0             0        1.00%            12.7%

                                          BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.24              0   $         0        0.75%           13.7%
12/31/2009        1.09              0             0        0.75%           18.9%
12/31/2008        0.92              0             0        0.75%          -35.3%
12/31/2007        1.42              0             0        0.75%            2.2%
12/31/2006        1.39              0             0        0.75%           13.0%

                                          BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.26              0   $         0        0.50%           14.0%
12/31/2009        1.10              0             0        0.50%           19.2%
12/31/2008        0.93              0             0        0.50%          -35.1%
12/31/2007        1.43              0             0        0.50%            2.5%
12/31/2006        1.39              0             0        0.50%           13.3%

                                          BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.28              0   $         0        0.25%           14.3%
12/31/2009        1.12              0             0        0.25%           19.4%
12/31/2008        0.94              0             0        0.25%          -35.0%
12/31/2007        1.44              0             0        0.25%            2.7%
12/31/2006        1.40              0             0        0.25%           13.6%

                                          BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.30              0   $         0        0.00%           14.6%
12/31/2009        1.14              0             0        0.00%           19.7%
12/31/2008        0.95              0             0        0.00%          -34.8%
12/31/2007        1.45              0             0        0.00%            3.0%
12/31/2006        1.41              0             0        0.00%           13.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010            0.9%
2009            1.2%
2008            1.1%
2007            0.7%
2006            0.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               American Century Equity Income A Class - 025076407

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                          Investments             Cost of         Mutual Fund
                                             at Value         Investments              Shares
                                        -------------        ------------        -------------
Investments                             $   6,449,567        $  5,660,997              894,530
Receivables: investments sold                  33,889        ============        =============
Payables: investments purchased                     -
                                        -------------
Net assets                              $   6,483,456
                                        =============

                                                                    Units         Accumulation
                                           Net Assets         Outstanding           Unit Value
                                        -------------       -------------        -------------
Band 125                                $   6,134,710           3,861,059        $        1.59
Band 100                                       54,083              33,410                 1.62
Band 75                                             -                   -                 1.65
Band 50                                        60,211              35,871                 1.68
Band 25                                             -                   -                 1.71
Band 0                                        234,452             133,996                 1.75
                                        -------------       -------------
 Total                                  $   6,483,456           4,064,336
                                        =============       =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                    $    153,018
Mortality & expense charges                                             (60,971)
                                                                   ------------
Net investment income (loss)                                             92,047
                                                                   ------------
Gain (loss) on investments:
Net realized gain (loss)                                                (94,576)
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                    639,813
                                                                   ------------
Net gain (loss)                                                         545,237
                                                                   ------------
Increase (decrease) in net assets from operations                  $    637,284
                                                                   ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended            Period ended
                                                           December 31, 2010*      December 31, 2009*
                                                           ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           92,047      $           43,049
Net realized gain (loss)                                              (94,576)               (209,684)
Realized gain distributions                                                 -                       -
Net change in unrealized appreciation (depreciation)                  639,813                 480,207
                                                           ------------------      ------------------
Increase (decrease) in net assets from operations                     637,284                 313,572
                                                           ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                            2,900,692               3,748,972
Cost of units redeemed                                             (1,152,705)             (1,358,746)
Account charges                                                        (6,545)                 (4,482)
                                                           ------------------      ------------------
Increase (decrease)                                                 1,741,442               2,385,744
                                                           ------------------      ------------------
Net increase (decrease)                                             2,378,726               2,699,316
Net assets, beginning                                               4,104,730               1,405,414
                                                           ------------------      ------------------
Net assets, ending                                         $        6,483,456      $        4,104,730
                                                           ==================      ==================
Units sold                                                          2,039,235               3,120,382
Units redeemed                                                       (853,522)             (1,326,488)
                                                           ------------------      ------------------
Net increase (decrease)                                             1,185,713               1,793,894
Units outstanding, beginning                                        2,878,623               1,084,729
                                                           ------------------      ------------------
Units outstanding, ending                                           4,064,336               2,878,623
                                                           ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    9,182,732
Cost of units redeemed/account charges                                (3,554,268)
Net investment income (loss)                                             189,021
Net realized gain (loss)                                                (309,271)
Realized gain distributions                                              186,672
Net change in unrealized appreciation (depreciation)                     788,570
                                                                  --------------
                                                                  $    6,483,456
                                                                  ==============

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.59          3,861   $     6,135        1.25%           11.6%
12/31/2009        1.42          2,802         3,989        1.25%           10.6%
12/31/2008        1.29            973         1,253        1.25%          -21.1%
12/31/2007        1.63            664         1,083        1.25%            0.0%
12/31/2006        1.63            578           944        1.25%           17.4%

                                          BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.62             33   $        54        1.00%           11.9%
12/31/2009        1.45             30            43        1.00%           10.8%
12/31/2008        1.31             27            35        1.00%          -20.9%
12/31/2007        1.65              0             0        1.00%            0.2%
12/31/2006        1.65              0             0        1.00%           18.1%

                                          BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.65              0   $         0        0.75%           12.2%
12/31/2009        1.47              0             0        0.75%           11.1%
12/31/2008        1.32              0             0        0.75%          -20.7%
12/31/2007        1.67              0             0        0.75%            0.5%
12/31/2006        1.66              0             0        0.75%           18.4%

                                          BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.68             36   $        60        0.50%           12.4%
12/31/2009        1.49              0             0        0.50%           11.4%
12/31/2008        1.34              0             0        0.50%          -20.5%
12/31/2007        1.69              0             0        0.50%            0.7%
12/31/2006        1.67              0             0        0.50%           18.7%

                                          BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.71              0   $         0        0.25%           12.7%
12/31/2009        1.52              0             0        0.25%           11.7%
12/31/2008        1.36              0             0        0.25%          -20.3%
12/31/2007        1.70              0             0        0.25%            1.0%
12/31/2006        1.69              0             0        0.25%           19.0%

                                          BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
            Unit Value         (000s)        (000s)       Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      1.75           134    $       234        0.00%           13.0%
12/31/2009        1.55            46             72        0.00%           11.9%
12/31/2008        1.38            85            118        0.00%          -20.1%
12/31/2007        1.73           112            194        0.00%            1.2%
12/31/2006        1.71             0              0        0.00%           19.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010            2.9%
2009            2.7%
2008            3.0%
2007            2.6%
2006            2.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            American Century Equity Income Investor Class - 025076100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,553,323    $        9,043,414                1,325,010
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (69)
                                    ------------------
Net assets                          $        9,553,254
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,960,679             3,533,925     $               1.69
Band 100                                             -                     -                     1.72
Band 75                                              -                     -                     1.75
Band 50                                              -                     -                     1.78
Band 25                                              -                     -                     1.81
Band 0                                       3,592,575             1,885,419                     1.91
                                    ------------------    ------------------
 Total                              $        9,553,254             5,419,344
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            243,573
Mortality & expense charges                                                                   (58,666)
                                                                                 --------------------
Net investment income (loss)                                                                  184,907
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (134,456)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          843,814
                                                                                 --------------------
Net gain (loss)                                                                               709,358
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            894,265
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          184,907     $           59,697
Net realized gain (loss)                                              (134,456)              (206,424)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   843,814                579,290
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      894,265                432,563
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             9,123,237              1,846,985
Cost of units redeemed                                              (4,601,034)              (871,481)
Account charges                                                         (1,497)                (4,643)
                                                            ------------------     ------------------
Increase (decrease)                                                  4,520,706                970,861
                                                            ------------------     ------------------
Net increase (decrease)                                              5,414,971              1,403,424
Net assets, beginning                                                4,138,283              2,734,859
                                                            ------------------     ------------------
Net assets, ending                                          $        9,553,254     $        4,138,283
                                                            ==================     ==================
Units sold                                                           5,343,573              1,406,648
Units redeemed                                                      (2,669,222)              (671,851)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,674,351                734,797
Units outstanding, beginning                                         2,744,993              2,010,196
                                                            ------------------     ------------------
Units outstanding, ending                                            5,419,344              2,744,993
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       17,816,626
Cost of units redeemed/account charges                                                     (9,950,604)
Net investment income (loss)                                                                  475,195
Net realized gain (loss)                                                                      (78,400)
Realized gain distributions                                                                   780,528
Net change in unrealized appreciation (depreciation)                                          509,909
                                                                                   ------------------
                                                                                   $        9,553,254
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.69          3,534   $    5,961          1.25%          11.9%
12/31/2009          1.51          2,745        4,138          1.25%          10.8%
12/31/2008          1.36          2,006        2,729          1.25%         -20.8%
12/31/2007          1.72          2,006        3,446          1.25%           0.3%
12/31/2006          1.71          2,180        3,735          1.25%          18.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.72            0     $        0          1.00%          12.2%
12/31/2009          1.53            0              0          1.00%          11.1%
12/31/2008          1.38            0              0          1.00%         -20.6%
12/31/2007          1.74            0              0          1.00%           0.5%
12/31/2006          1.73            0              0          1.00%          18.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.75            0     $        0          0.75%          12.4%
12/31/2009          1.56            0              0          0.75%          11.4%
12/31/2008          1.40            0              0          0.75%         -20.4%
12/31/2007          1.76            0              0          0.75%           0.8%
12/31/2006          1.74            0              0          0.75%          18.6%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.78            0     $        0          0.50%          12.7%
12/31/2009          1.58            0              0          0.50%          11.7%
12/31/2008          1.41            0              0          0.50%         -20.2%
12/31/2007          1.77            0              0          0.50%           1.0%
12/31/2006          1.76            0              0          0.50%          18.9%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.81            0     $        0          0.25%          13.0%
12/31/2009          1.60            0              0          0.25%          11.9%
12/31/2008          1.43            0              0          0.25%         -20.0%
12/31/2007          1.79            0              0          0.25%           1.3%
12/31/2006          1.77            0              0          0.25%          19.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.91        1,885     $    3,593          0.00%          13.3%
12/31/2009          1.68            0              0          0.00%          12.2%
12/31/2008          1.50            4              6          0.00%         -19.8%
12/31/2007          1.87            0              0          0.00%           1.5%
12/31/2006          1.84            0              0          0.00%          19.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     3.6%
2009                     2.9%
2008                     3.4%
2007                     2.6%
2006                     2.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 American Century Ginnie Mae A Class - 025081837

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,350,132    $        1,358,770                  123,865
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased              (100,270)
                                    ------------------
Net assets                          $        1,249,862
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,249,862               971,507     $               1.29
Band 100                                             -                     -                     1.31
Band 75                                              -                     -                     1.33
Band 50                                              -                     -                     1.36
Band 25                                              -                     -                     1.38
Band 0                                               -                     -                     1.41
                                    ------------------    ------------------
 Total                              $        1,249,862               971,507
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             57,695
Mortality & expense charges                                                                   (18,893)
                                                                                 --------------------
Net investment income (loss)                                                                   38,802
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       51,057
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (21,507)
                                                                                 --------------------
Net gain (loss)                                                                                29,550
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             68,352
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           38,802     $           23,914
Net realized gain (loss)                                                51,057                 19,542
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   (21,507)               (12,606)
                                                            ------------------     ------------------

Increase (decrease) in net assets from operations                       68,352                 30,850
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,264,050                996,326
Cost of units redeemed                                              (2,187,965)              (581,891)
Account charges                                                         (2,211)                  (374)
                                                            ------------------     ------------------
Increase (decrease)                                                     73,874                414,061
                                                            ------------------     ------------------
Net increase (decrease)                                                142,226                444,911
Net assets, beginning                                                1,107,636                662,725
                                                            ------------------     ------------------
Net assets, ending                                          $        1,249,862     $        1,107,636
                                                            ==================     ==================
Units sold                                                           1,782,100                844,700
Units redeemed                                                      (1,712,425)              (504,801)
                                                            ------------------     ------------------
Net increase (decrease)                                                 69,675                339,899
Units outstanding, beginning                                           901,832                561,933
                                                            ------------------     ------------------
Units outstanding, ending                                              971,507                901,832
                                                            ------------------     ------------------

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,279,886
Cost of units redeemed/account charges                                                     (3,195,860)
Net investment income (loss)                                                                  109,531
Net realized gain (loss)                                                                       64,943
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (8,638)
                                                                                   ------------------
                                                                                   $        1,249,862
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.29          972     $    1,250          1.25%         4.7%
12/31/2009          1.23          902          1,108          1.25%         4.1%
12/31/2008          1.18          562            663          1.25%         5.5%
12/31/2007          1.12          420            469          1.25%         4.9%
12/31/2006          1.07          350            373          1.25%         2.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.31            0     $        0          1.00%         5.0%
12/31/2009          1.25            0              0          1.00%         4.4%
12/31/2008          1.19            0              0          1.00%         5.8%
12/31/2007          1.13            0              0          1.00%         5.1%
12/31/2006          1.07            0              0          1.00%         2.7%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33            0     $        0          0.75%         5.3%
12/31/2009          1.27            0              0          0.75%         4.7%
12/31/2008          1.21            0              0          0.75%         6.0%
12/31/2007          1.14            0              0          0.75%         5.4%
12/31/2006          1.08            0              0          0.75%         3.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            0     $        0          0.50%         5.5%
12/31/2009          1.29            0              0          0.50%         4.9%
12/31/2008          1.23            0              0          0.50%         6.3%
12/31/2007          1.15            0              0          0.50%         5.7%
12/31/2006          1.09            0              0          0.50%         3.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.25%         5.8%
12/31/2009          1.31            0              0          0.25%         5.2%
12/31/2008          1.24            0              0          0.25%         6.6%
12/31/2007          1.17            0              0          0.25%         5.9%
12/31/2006          1.10            0              0          0.25%         3.5%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41        0         $        0          0.00%         6.1%
12/31/2009          1.33        0                  0          0.00%         5.5%
12/31/2008          1.26        0                  0          0.00%         6.8%
12/31/2007          1.18        0                  0          0.00%         6.2%
12/31/2006          1.11        0                  0          0.00%         3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     4.9%
2009                     3.9%
2008                     3.8%
2007                     4.6%
2006                     5.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   American Century Growth A Class - 025083403

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          879,984    $          733,261                   34,563
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,289)
                                    ------------------
Net assets                          $          878,695
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          856,316               606,612     $               1.41
Band 100                                             -                     -                     1.44
Band 75                                              -                     -                     1.46
Band 50                                              -                     -                     1.49
Band 25                                              -                     -                     1.52
Band 0                                          22,379                14,472                     1.55
                                    ------------------    ------------------
 Total                              $          878,695               621,084
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                751
Mortality & expense charges                                                                    (8,201)
                                                                                 --------------------
Net investment income (loss)                                                                   (7,450)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,394)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          113,813
                                                                                 --------------------
Net gain (loss)                                                                               112,419
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            104,969
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (7,450)     $           (4,591)
Net realized gain (loss)                                                (1,394)                 (7,062)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   113,813                 124,808
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      104,969                 113,155
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               244,055                 544,567
Cost of units redeemed                                                 (78,293)               (280,475)
Account charges                                                         (1,503)                   (721)
                                                            ------------------      ------------------
Increase (decrease)                                                    164,259                 263,371
                                                            ------------------      ------------------
Net increase (decrease)                                                269,228                 376,526
Net assets, beginning                                                  609,467                 232,941
                                                            ------------------      ------------------
Net assets, ending                                          $          878,695      $          609,467
                                                            ==================      ==================
Units sold                                                             189,319                 507,879
Units redeemed                                                         (68,710)               (262,635)
                                                            ------------------      ------------------
Net increase (decrease)                                                120,609                 245,244
Units outstanding, beginning                                           500,475                 255,231
                                                            ------------------      ------------------
Units outstanding, ending                                              621,084                 500,475
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,212,871
Cost of units redeemed/account charges                                                        (471,316)
Net investment income (loss)                                                                   (20,478)
Net realized gain (loss)                                                                        10,895
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           146,723
                                                                                      ----------------
                                                                                      $        878,695
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.41          607     $      856          1.25%          15.9%
12/31/2009        1.22          500            609          1.25%          33.4%
12/31/2008        0.91          255            233          1.25%         -38.8%
12/31/2007        1.49          199            297          1.25%          17.2%
12/31/2006        1.27          118            150          1.25%           6.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          1.00%          16.2%
12/31/2009        1.24            0              0          1.00%          33.8%
12/31/2008        0.92            0              0          1.00%         -38.6%
12/31/2007        1.51            0              0          1.00%          17.5%
12/31/2006        1.28            0              0          1.00%           6.6%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46            0     $        0          0.75%          16.5%
12/31/2009        1.26            0              0          0.75%          34.1%
12/31/2008        0.94            0              0          0.75%         -38.5%
12/31/2007        1.52            0              0          0.75%          17.8%
12/31/2006        1.29            0              0          0.75%           6.9%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.49            0     $        0          0.50%          16.8%
12/31/2009        1.28            0              0          0.50%          34.4%
12/31/2008        0.95            0              0          0.50%         -38.3%
12/31/2007        1.54            0              0          0.50%          18.1%
12/31/2006        1.30            0              0          0.50%           7.1%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.52            0     $        0          0.25%          17.1%
12/31/2009        1.30            0              0          0.25%          34.8%
12/31/2008        0.96            0              0          0.25%         -38.1%
12/31/2007        1.56            0              0          0.25%          18.4%
12/31/2006        1.31            0              0          0.25%           7.4%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.55           14     $       22          0.00%          17.4%
12/31/2009        1.32            0              0          0.00%          35.1%
12/31/2008        0.98            0              0          0.00%         -38.0%
12/31/2007        1.57            0              0          0.00%          18.7%
12/31/2006        1.33            0              0          0.00%           7.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.1%
2009               0.0%
2008               0.2%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  American Century Heritage A Class - 025083767

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       15,877,007    $       12,676,691                  777,522
Receivables: investments sold                   85,556    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       15,962,563
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       13,769,791             5,699,688     $               2.42
Band 100                                             -                     -                     2.46
Band 75                                              -                     -                     2.51
Band 50                                        446,020               174,847                     2.55
Band 25                                              -                     -                     2.60
Band 0                                       1,746,752               655,065                     2.67
                                    ------------------    ------------------
 Total                              $       15,962,563             6,529,600
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                  (127,904)
                                                                                 --------------------
Net investment income (loss)                                                                 (127,904)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        7,390
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,422,542
                                                                                 --------------------
Net gain (loss)                                                                             3,429,932
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,302,028
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (127,904)     $          (75,179)
Net realized gain (loss)                                                 7,390                (163,517)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                 3,422,542               2,424,246
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    3,302,028               2,185,550
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             4,677,554               4,769,373
Cost of units redeemed                                              (1,692,268)             (2,006,870)
Account charges                                                         (3,598)                 (2,424)
                                                            ------------------      ------------------
Increase (decrease)                                                  2,981,688               2,760,079
                                                            ------------------      ------------------
Net increase (decrease)                                              6,283,716               4,945,629
Net assets, beginning                                                9,678,847               4,733,218
                                                            ------------------      ------------------
Net assets, ending                                          $       15,962,563      $        9,678,847
                                                            ==================      ==================
Units sold                                                           2,273,152               3,399,238
Units redeemed                                                        (869,816)             (1,659,698)
                                                            ------------------      ------------------
Net increase (decrease)                                              1,403,336               1,739,540
Units outstanding, beginning                                         5,126,264               3,386,724
                                                            ------------------      ------------------
Units outstanding, ending                                            6,529,600               5,126,264
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $     19,081,630
Cost of units redeemed/account charges                                                      (6,486,268)
Net investment income (loss)                                                                  (267,852)
Net realized gain (loss)                                                                        25,284
Realized gain distributions                                                                    409,453
Net change in unrealized appreciation (depreciation)                                         3,200,316
                                                                                      ----------------
                                                                                      $     15,962,563
                                                                                      ================

* Date of Fund Inception into Variable Account: 4/14/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.42        5,700     $   13,770          1.25%          29.4%
12/31/2009        1.87        4,444          8,301          1.25%          34.8%
12/31/2008        1.39        2,943          4,078          1.25%         -47.0%
12/31/2007        2.61        1,926          5,031          1.25%          43.6%
12/31/2006        1.82          920          1,675          1.25%          15.1%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.46            0     $        0          1.00%          29.7%
12/31/2009        1.90            0              0          1.00%          35.2%
12/31/2008        1.40            0              0          1.00%         -46.8%
12/31/2007        2.64            0              0          1.00%          43.9%
12/31/2006        1.83            0              0          1.00%          15.7%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.51            0     $        0          0.75%          30.0%
12/31/2009        1.93            0              0          0.75%          35.5%
12/31/2008        1.42            0              0          0.75%         -46.7%
12/31/2007        2.67            0              0          0.75%          44.3%
12/31/2006        1.85            0              0          0.75%          15.9%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.55          175     $      446          0.50%          30.3%
12/31/2009        1.96          124            242          0.50%          35.8%
12/31/2008        1.44          106            152          0.50%         -46.6%
12/31/2007        2.70           61            165          0.50%          44.6%
12/31/2006        1.86           54            100          0.50%          16.2%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.60            0     $        0          0.25%          30.7%
12/31/2009        1.99            0              0          0.25%          36.2%
12/31/2008        1.46            0              0          0.25%         -46.4%
12/31/2007        2.73            0              0          0.25%          45.0%
12/31/2006        1.88            0              0          0.25%          16.5%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.67          655     $    1,747          0.00%          31.0%
12/31/2009        2.04          558          1,136          0.00%          36.5%
12/31/2008        1.49          338            504          0.00%         -46.3%
12/31/2007        2.78          268            744          0.00%          45.4%
12/31/2006        1.91          169            323          0.00%          16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.7%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           American Century Income & Growth Investor Class - 02507M303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          175,975    $          198,012                    7,329
Receivables: investments sold                       15    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          175,990
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          175,990               164,699     $               1.07
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.13
Band 25                                              -                     -                     1.15
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
 Total                              $          175,990               164,699
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,309
Mortality & expense charges                                                                    (2,026)
                                                                                 --------------------
Net investment income (loss)                                                                      283
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (13,924)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           32,911
                                                                                 --------------------
Net gain (loss)                                                                                18,987
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             19,270
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              283      $            1,420
Net realized gain (loss)                                               (13,924)                (23,217)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    32,911                  45,723
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       19,270                  23,926
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                12,854                  11,052
Cost of units redeemed                                                 (26,818)                (29,279)
Account charges                                                            (86)                 (1,621)
                                                            ------------------      ------------------
Increase (decrease)                                                    (14,050)                (19,848)
                                                            ------------------      ------------------
Net increase (decrease)                                                  5,220                   4,078
Net assets, beginning                                                  170,770                 166,692
                                                            ------------------      ------------------
Net assets, ending                                          $          175,990      $          170,770
                                                            ==================      ==================
Units sold                                                              14,041                  15,304
Units redeemed                                                         (29,428)                (39,929)
                                                            ------------------      ------------------
Net increase (decrease)                                                (15,387)                (24,625)
Units outstanding, beginning                                           180,086                 204,711
                                                            ------------------      ------------------
Units outstanding, ending                                              164,699                 180,086
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        584,361
Cost of units redeemed/account charges                                                        (422,724)
Net investment income (loss)                                                                     9,862
Net realized gain (loss)                                                                       (36,220)
Realized gain distributions                                                                     62,748
Net change in unrealized appreciation (depreciation)                                           (22,037)
                                                                                      ----------------
                                                                                      $        175,990
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07          165     $      176          1.25%          12.7%
12/31/2009        0.95          180            171          1.25%          16.5%
12/31/2008        0.81          205            167          1.25%         -33.7%
12/31/2007        1.23          258            317          1.25%          -4.2%
12/31/2006        1.28          261            334          1.25%          15.5%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          1.00%          13.0%
12/31/2009        0.96            0              0          1.00%          16.7%
12/31/2008        0.83            0              0          1.00%         -33.6%
12/31/2007        1.24            0              0          1.00%          -3.9%
12/31/2006        1.29            0              0          1.00%          16.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.75%          13.2%
12/31/2009        0.98            0              0          0.75%          17.0%
12/31/2008        0.84            0              0          0.75%         -33.4%
12/31/2007        1.26            0              0          0.75%          -3.7%
12/31/2006        1.30            0              0          0.75%          16.3%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.50%          13.5%
12/31/2009        0.99            0              0          0.50%          17.3%
12/31/2008        0.85            0              0          0.50%         -33.2%
12/31/2007        1.27            0              0          0.50%          -3.4%
12/31/2006        1.31            0              0          0.50%          16.6%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          0.25%          13.8%
12/31/2009        1.01            0              0          0.25%          17.6%
12/31/2008        0.86            0              0          0.25%         -33.1%
12/31/2007        1.28            0              0          0.25%          -3.2%
12/31/2006        1.32            0              0          0.25%          16.9%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.24            0     $        0          0.00%          14.1%
12/31/2009        1.09            0              0          0.00%          17.9%
12/31/2008        0.92            0              0          0.00%         -32.9%
12/31/2007        1.37            0              0          0.00%          -2.9%
12/31/2006        1.41            0              0          0.00%          17.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               1.9%
2008               1.8%
2007               1.5%
2006               1.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             American Century International Bond A Class - 025082207

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              789    $              807                       57
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              789
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $              789                   788     $               1.00
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
 Total                              $              789                   788
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 29
Mortality & expense charges                                                                        (8)
                                                                                 --------------------
Net investment income (loss)                                                                       21
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         4
Net change in unrealized appreciation (depreciation)                                              (18)
                                                                                 --------------------
Net gain (loss)                                                                                   (14)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  7
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               21      $                -
Net realized gain (loss)                                                     -                       -
Realized gain distributions                                                  4                       -
Net change in unrealized appreciation (depreciation)                       (18)                      -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                            7                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                   782                       -
Cost of units redeemed                                                       -                       -
Account charges                                                              -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                        782                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                    789                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $              789      $                -
                                                            ==================      ==================
Units sold                                                                 788                       -
Units redeemed                                                               -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                    788                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                                  788                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $            782
Cost of units redeemed/account charges                                                               -
Net investment income (loss)                                                                        21
Net realized gain (loss)                                                                             -
Realized gain distributions                                                                          4
Net change in unrealized appreciation (depreciation)                                               (18)
                                                                                      ----------------
                                                                                      $            789
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.00            1     $        1          1.25%          -1.3%
12/31/2009        1.01            0              0          1.25%           5.1%
12/31/2008        0.97            0              0          1.25%          -3.4%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.00%          -1.1%
12/31/2009        1.02            0              0          1.00%           5.3%
12/31/2008        0.97            0              0          1.00%          -3.4%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.75%          -0.8%
12/31/2009        1.02            0              0          0.75%           5.6%
12/31/2008        0.97            0              0          0.75%          -3.4%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.50%          -0.6%
12/31/2009        1.02            0              0          0.50%           5.9%
12/31/2008        0.97            0              0          0.50%          -3.4%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.25%          -0.3%
12/31/2009        1.03            0              0          0.25%           6.1%
12/31/2008        0.97            0              0          0.25%          -3.4%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.00%          -0.1%
12/31/2009        1.03            0              0          0.00%           6.4%
12/31/2008        0.97            0              0          0.00%          -3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               7.4%
2009               0.0%
2008               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         American Century International Bond Investor Class - 025082108

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                9    $               10                        1
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                9
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                9                     9     $               1.01
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
 Total                              $                9                     9
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               (1)
                                                                                 --------------------
Net gain (loss)                                                                                    (1)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 (1)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -      $                -
Net realized gain (loss)                                                     -                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                        (1)                      -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                           (1)                      -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                    10                       -
Cost of units redeemed                                                       -                       -
Account charges                                                              -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                         10                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                      9                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $                9      $                -
                                                            ==================      ==================
Units sold                                                                   9                       -
Units redeemed                                                               -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                      9                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                                    9                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $             10
Cost of units redeemed/account charges                                                               -
Net investment income (loss)                                                                         -
Net realized gain (loss)                                                                             -
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                                (1)
                                                                                      ----------------
                                                                                      $              9
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.25%          -1.1%
12/31/2009        1.02            0              0          1.25%           5.4%
12/31/2008        0.97            0              0          1.25%          -3.5%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.00%          -0.8%
12/31/2009        1.02            0              0          1.00%           5.7%
12/31/2008        0.97            0              0          1.00%          -3.5%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.75%          -0.6%
12/31/2009        1.02            0              0          0.75%           5.9%
12/31/2008        0.97            0              0          0.75%          -3.5%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.50%          -0.3%
12/31/2009        1.03            0              0          0.50%           6.2%
12/31/2008        0.97            0              0          0.50%          -3.5%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.25%          -0.1%
12/31/2009        1.03            0              0          0.25%           6.5%
12/31/2008        0.97            0              0          0.25%          -3.4%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.00%           0.2%
12/31/2009        1.03            0              0          0.00%           6.7%
12/31/2008        0.97            0              0          0.00%          -3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          American Century International Discovery A Class - 025086802

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          172,445    $          142,486                   16,454
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (948)
                                    ------------------
Net assets                          $          171,497
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          171,497               240,996     $               0.71
Band 100                                             -                     -                     0.72
Band 75                                              -                     -                     0.72
Band 50                                              -                     -                     0.73
Band 25                                              -                     -                     0.73
Band 0                                               -                     -                     0.74
                                    ------------------    ------------------
 Total                              $          171,497               240,996
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,688)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,688)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,110)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           31,088
                                                                                 --------------------
Net gain (loss)                                                                                29,978
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             28,290
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,688)     $             (535)
Net realized gain (loss)                                                (1,110)                 (4,162)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    31,088                  31,485
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       28,290                  26,788
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                39,172                  44,144
Cost of units redeemed                                                  (5,876)                 (7,066)
Account charges                                                            (36)                    (26)
                                                            ------------------      ------------------
Increase (decrease)                                                     33,260                  37,052
                                                            ------------------      ------------------
Net increase (decrease)                                                 61,550                  63,840
Net assets, beginning                                                  109,947                  46,107
                                                            ------------------      ------------------
Net assets, ending                                          $          171,497      $          109,947
                                                            ==================      ==================
Units sold                                                              66,666                  96,015
Units redeemed                                                          (9,266)                (14,394)
                                                            ------------------      ------------------
Net increase (decrease)                                                 57,400                  81,621
Units outstanding, beginning                                           183,596                 101,975
                                                            ------------------      ------------------
Units outstanding, ending                                              240,996                 183,596
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        162,430
Cost of units redeemed/account charges                                                         (13,004)
Net investment income (loss)                                                                    (2,510)
Net realized gain (loss)                                                                        (5,378)
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            29,959
                                                                                      ----------------
                                                                                      $        171,497
                                                                                      ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.71          241     $      171          1.25%          18.8%
12/31/2009        0.60          184            110          1.25%          32.4%
12/31/2008        0.45          102             46          1.25%         -52.9%
12/31/2007        0.96            0              0          1.25%          -4.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.72            0     $        0          1.00%          19.1%
12/31/2009        0.60            0              0          1.00%          32.8%
12/31/2008        0.45            0              0          1.00%         -52.8%
12/31/2007        0.96            0              0          1.00%          -4.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.72            0     $        0          0.75%          19.4%
12/31/2009        0.61            0              0          0.75%          33.1%
12/31/2008        0.45            0              0          0.75%         -52.6%
12/31/2007        0.96            0              0          0.75%          -4.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.73            0     $        0          0.50%          19.7%
12/31/2009        0.61            0              0          0.50%          33.4%
12/31/2008        0.46            0              0          0.50%         -52.5%
12/31/2007        0.96            0              0          0.50%          -4.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.73            0     $        0          0.25%          20.0%
12/31/2009        0.61            0              0          0.25%          33.8%
12/31/2008        0.46            0              0          0.25%         -52.4%
12/31/2007        0.96            0              0          0.25%          -3.9%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.74            0     $        0          0.00%          20.3%
12/31/2009        0.62            0              0          0.00%          34.1%
12/31/2008        0.46            0              0          0.00%         -52.3%
12/31/2007        0.96            0              0          0.00%          -3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.6%
2008               0.0%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       American Century International Discovery Investor Class - 025086505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            1,279    $              942                      119
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            1,279
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            1,279                 1,785     $               0.72
Band 100                                             -                     -                     0.72
Band 75                                              -                     -                     0.73
Band 50                                              -                     -                     0.73
Band 25                                              -                     -                     0.74
Band 0                                               -                     -                     0.75
                                    ------------------    ------------------
 Total                              $            1,279                 1,785
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (11)
                                                                                 --------------------
Net investment income (loss)                                                                      (11)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (2)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              214
                                                                                 --------------------
Net gain (loss)                                                                                   212
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                201
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (11)     $               (3)
Net realized gain (loss)                                                    (2)                     (2)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                       214                     152
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                          201                     147
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                   390                     390
Cost of units redeemed                                                       -                       -
Account charges                                                              -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                        390                     390
                                                            ------------------      ------------------
Net increase (decrease)                                                    591                     537
Net assets, beginning                                                      688                     151
                                                            ------------------      ------------------
Net assets, ending                                          $            1,279      $              688
                                                            ==================      ==================
Units sold                                                                 641                     811
Units redeemed                                                               -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                    641                     811
Units outstanding, beginning                                             1,144                     333
                                                            ------------------      ------------------
Units outstanding, ending                                                1,785                   1,144
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $            960
Cost of units redeemed/account charges                                                               -
Net investment income (loss)                                                                       (14)
Net realized gain (loss)                                                                            (4)
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                               337
                                                                                      ----------------
                                                                                      $          1,279
                                                                                      ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.72            2     $         1          1.25%          19.1%
12/31/2009        0.60            1               1          1.25%          32.8%
12/31/2008        0.45            0               0          1.25%         -52.8%
12/31/2007        0.96            0               0          1.25%          -4.1%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.72            0     $         0          1.00%          19.4%
12/31/2009        0.60            0               0          1.00%          33.1%
12/31/2008        0.45            0               0          1.00%         -52.7%
12/31/2007        0.96            0               0          1.00%          -4.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.73            0     $         0          0.75%          19.7%
12/31/2009        0.61            0               0          0.75%          33.5%
12/31/2008        0.46            0               0          0.75%         -52.5%
12/31/2007        0.96            0               0          0.75%          -4.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.73            0     $         0          0.50%          20.0%
12/31/2009        0.61            0               0          0.50%          33.8%
12/31/2008        0.46            0               0          0.50%         -52.4%
12/31/2007        0.96            0               0          0.50%          -4.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.74            0     $         0          0.25%          20.3%
12/31/2009        0.61            0               0          0.25%          34.1%
12/31/2008        0.46            0               0          0.25%         -52.3%
12/31/2007        0.96            0               0          0.25%          -3.9%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.75            0     $         0          0.00%          20.6%
12/31/2009        0.62            0               0          0.00%          34.5%
12/31/2008        0.46            0               0          0.00%         -52.2%
12/31/2007        0.96            0               0          0.00%          -3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.5%
2008               0.0%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            American Century International Growth A Class - 025086406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          313,750    $          237,669                   28,342
Receivables: investments sold                      289    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          314,039
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          314,039               165,357     $               1.90
Band 100                                             -                     -                     1.93
Band 75                                              -                     -                     1.97
Band 50                                              -                     -                     2.01
Band 25                                              -                     -                     2.04
Band 0                                               -                     -                     2.09
                                    ------------------    ------------------
 Total                              $          314,039               165,357
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,358
Mortality & expense charges                                                                    (3,389)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,031)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (7,724)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           42,332
                                                                                 --------------------
Net gain (loss)                                                                                34,608
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             33,577
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,031)     $             (709)
Net realized gain (loss)                                                (7,724)                (32,050)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    42,332                  85,007
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       33,577                  52,248
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               111,521                 101,277
Cost of units redeemed                                                 (71,696)                (19,073)
Account charges                                                           (128)                   (123)
                                                            ------------------      ------------------
Increase (decrease)                                                     39,697                  82,081
                                                            ------------------      ------------------
Net increase (decrease)                                                 73,274                 134,329
Net assets, beginning                                                  240,765                 106,436
                                                            ------------------      ------------------
Net assets, ending                                          $          314,039      $          240,765
                                                            ==================      ==================
Units sold                                                              66,322                  87,838
Units redeemed                                                         (43,018)                (28,723)
                                                            ------------------      ------------------
Net increase (decrease)                                                 23,304                  59,115
Units outstanding, beginning                                           142,053                  82,938
                                                            ------------------      ------------------
Units outstanding, ending                                              165,357                 142,053
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        642,877
Cost of units redeemed/account charges                                                        (368,126)
Net investment income (loss)                                                                    (3,624)
Net realized gain (loss)                                                                       (51,022)
Realized gain distributions                                                                     17,853
Net change in unrealized appreciation (depreciation)                                            76,081
                                                                                      ----------------
                                                                                      $        314,039
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.90          165     $      314          1.25%          12.1%
12/31/2009        1.69          142            241          1.25%          32.1%
12/31/2008        1.28           83            106          1.25%         -46.0%
12/31/2007        2.38          142            337          1.25%          15.4%
12/31/2006        2.06           46             95          1.25%          23.4%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.93            0     $        0          1.00%          12.3%
12/31/2009        1.72            0              0          1.00%          32.4%
12/31/2008        1.30            0              0          1.00%         -45.9%
12/31/2007        2.40            0              0          1.00%          15.7%
12/31/2006        2.08            0              0          1.00%          23.5%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.97            0     $        0          0.75%          12.6%
12/31/2009        1.75            0              0          0.75%          32.7%
12/31/2008        1.32            0              0          0.75%         -45.8%
12/31/2007        2.43            0              0          0.75%          16.0%
12/31/2006        2.09            0              0          0.75%          23.8%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.01            0     $        0          0.50%          12.9%
12/31/2009        1.78            0              0          0.50%          33.1%
12/31/2008        1.33            0              0          0.50%         -45.6%
12/31/2007        2.46            0              0          0.50%          16.3%
12/31/2006        2.11            0              0          0.50%          24.1%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.04            0     $        0          0.25%          13.2%
12/31/2009        1.80            0              0          0.25%          33.4%
12/31/2008        1.35            0              0          0.25%         -45.5%
12/31/2007        2.48            0              0          0.25%          16.6%
12/31/2006        2.13            0              0          0.25%          24.4%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.09            0     $        0          0.00%          13.5%
12/31/2009        1.84            0              0          0.00%          33.7%
12/31/2008        1.38            0              0          0.00%         -45.4%
12/31/2007        2.52            0              0          0.00%          16.9%
12/31/2006        2.16            0              0          0.00%          24.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.9%
2009               0.8%
2008               0.8%
2007               0.5%
2006               0.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        American Century International Growth Investor Class - 025086109

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,038,039    $        2,015,054                  184,438
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (258)
                                    ------------------
Net assets                          $        2,037,781
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,037,781               840,929     $               2.42
Band 100                                             -                     -                     2.47
Band 75                                              -                     -                     2.51
Band 50                                              -                     -                     2.56
Band 25                                              -                     -                     2.61
Band 0                                               -                     -                     2.99
                                    ------------------    ------------------
 Total                              $        2,037,781               840,929
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             23,940
Mortality & expense charges                                                                   (21,370)
                                                                                 --------------------
Net investment income (loss)                                                                    2,570
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (60,693)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          282,627
                                                                                 --------------------
Net gain (loss)                                                                               221,934
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            224,504
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,570      $           (2,725)
Net realized gain (loss)                                               (60,693)                (67,072)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   282,627                 409,241
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      224,504                 339,444
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               478,617                 374,078
Cost of units redeemed                                                (138,936)               (200,585)
Account charges                                                           (162)                   (145)
                                                            ------------------      ------------------
Increase (decrease)                                                    339,519                 173,348
                                                            ------------------      ------------------
Net increase (decrease)                                                564,023                 512,792
Net assets, beginning                                                1,473,758                 960,966
                                                            ------------------      ------------------
Net assets, ending                                          $        2,037,781      $        1,473,758
                                                            ==================      ==================
Units sold                                                             264,726                 203,491
Units redeemed                                                        (106,714)               (109,965)
                                                            ------------------      ------------------
Net increase (decrease)                                                158,012                  93,526
Units outstanding, beginning                                           682,917                 589,391
                                                            ------------------      ------------------
Units outstanding, ending                                              840,929                 682,917
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,371,997
Cost of units redeemed/account charges                                                      (3,924,132)
Net investment income (loss)                                                                   (14,281)
Net realized gain (loss)                                                                       491,802
Realized gain distributions                                                                     89,410
Net change in unrealized appreciation (depreciation)                                            22,985
                                                                                      ----------------
                                                                                      $      2,037,781
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.42          841     $    2,038          1.25%          12.3%
12/31/2009        2.16          683          1,474          1.25%          32.4%
12/31/2008        1.63          589            961          1.25%         -45.9%
12/31/2007        3.01          556          1,675          1.25%          15.8%
12/31/2006        2.60          490          1,275          1.25%          23.3%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.47            0     $        0          1.00%          12.6%
12/31/2009        2.19            0              0          1.00%          32.7%
12/31/2008        1.65            0              0          1.00%         -45.8%
12/31/2007        3.05            0              0          1.00%          16.1%
12/31/2006        2.62            0              0          1.00%          23.8%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.51            0     $        0          0.75%          12.9%
12/31/2009        2.23            0              0          0.75%          33.0%
12/31/2008        1.67            0              0          0.75%         -45.6%
12/31/2007        3.08            0              0          0.75%          16.4%
12/31/2006        2.64            0              0          0.75%          24.1%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.56            0     $        0          0.50%          13.1%
12/31/2009        2.26            0              0          0.50%          33.4%
12/31/2008        1.70            0              0          0.50%         -45.5%
12/31/2007        3.11            0              0          0.50%          16.7%
12/31/2006        2.67            0              0          0.50%          24.4%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.61            0     $        0          0.25%          13.4%
12/31/2009        2.30            0              0          0.25%          33.7%
12/31/2008        1.72            0              0          0.25%         -45.3%
12/31/2007        3.14            0              0          0.25%          17.0%
12/31/2006        2.69            0              0          0.25%          24.7%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.99            0     $        0          0.00%          13.7%
12/31/2009        2.63            0              0          0.00%          34.0%
12/31/2008        1.96            0              0          0.00%         -45.2%
12/31/2007        3.58            0              0          0.00%          17.3%
12/31/2006        3.05            0              0          0.00%          25.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.4%
2009               0.9%
2008               1.4%
2007               0.6%
2006               0.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            American Century Large Company Value A Class - 025076787

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,292,264    $        2,394,095                  415,265
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (23,474)
                                    ------------------
Net assets                          $        2,268,790
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,629,411             1,188,853     $               1.37
Band 100                                             -                     -                     1.40
Band 75                                              -                     -                     1.42
Band 50                                              -                     -                     1.45
Band 25                                              -                     -                     1.47
Band 0                                         639,379               419,858                     1.52
                                    ------------------    ------------------
 Total                              $        2,268,790             1,608,711
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             30,416
Mortality & expense charges                                                                   (18,974)
                                                                                 --------------------
Net investment income (loss)                                                                   11,442
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (135,931)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          326,448
                                                                                 --------------------
Net gain (loss)                                                                               190,517
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            201,959
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           11,442      $           18,282
Net realized gain (loss)                                              (135,931)               (313,257)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   326,448                 629,194
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      201,959                 334,219
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               252,855                 367,149
Cost of units redeemed                                                (236,377)               (404,208)
Account charges                                                           (263)                   (396)
                                                            ------------------      ------------------
Increase (decrease)                                                     16,215                 (37,455)
                                                            ------------------      ------------------
Net increase (decrease)                                                218,174                 296,764
Net assets, beginning                                                2,050,616               1,753,852
                                                            ------------------      ------------------
Net assets, ending                                          $        2,268,790      $        2,050,616
                                                            ==================      ==================
Units sold                                                             287,404                 499,224
Units redeemed                                                        (281,351)               (536,363)
                                                            ------------------      ------------------
Net increase (decrease)                                                  6,053                 (37,139)
Units outstanding, beginning                                         1,602,658               1,639,797
                                                            ------------------      ------------------
Units outstanding, ending                                            1,608,711               1,602,658
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,589,879
Cost of units redeemed/account charges                                                      (2,962,419)
Net investment income (loss)                                                                    81,991
Net realized gain (loss)                                                                      (479,206)
Realized gain distributions                                                                    140,376
Net change in unrealized appreciation (depreciation)                                          (101,831)
                                                                                      ----------------
                                                                                      $      2,268,790
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37        1,189     $    1,629          1.25%           9.5%
12/31/2009        1.25        1,236          1,547          1.25%          18.7%
12/31/2008        1.05        1,366          1,440          1.25%         -38.1%
12/31/2007        1.70        1,338          2,280          1.25%          -2.8%
12/31/2006        1.75        1,045          1,832          1.25%          18.4%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40            0     $        0          1.00%           9.8%
12/31/2009        1.27            0              0          1.00%          19.0%
12/31/2008        1.07            0              0          1.00%         -37.9%
12/31/2007        1.72            0              0          1.00%          -2.5%
12/31/2006        1.77            0              0          1.00%          18.3%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.42            0     $        0          0.75%          10.1%
12/31/2009        1.29            0              0          0.75%          19.3%
12/31/2008        1.08            0              0          0.75%         -37.8%
12/31/2007        1.74            0              0          0.75%          -2.3%
12/31/2006        1.78            0              0          0.75%          18.6%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          0.50%          10.3%
12/31/2009        1.31            0              0          0.50%          19.6%
12/31/2008        1.10            0              0          0.50%         -37.6%
12/31/2007        1.76            0              0          0.50%          -2.0%
12/31/2006        1.80            0              0          0.50%          18.9%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.47            0     $        0          0.25%          10.6%
12/31/2009        1.33            0              0          0.25%          19.9%
12/31/2008        1.11            0              0          0.25%         -37.5%
12/31/2007        1.78            0              0          0.25%          -1.8%
12/31/2006        1.81            0              0          0.25%          19.2%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.52          420     $      639          0.00%          10.9%
12/31/2009        1.37          367            504          0.00%          20.2%
12/31/2008        1.14          274            313          0.00%         -37.3%
12/31/2007        1.82          223            407          0.00%          -1.5%
12/31/2006        1.85          182            336          0.00%          19.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.4%
2009               1.9%
2008               2.3%
2007               1.7%
2006               1.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         American Century LIVESTRONG 2015 Portfolio A Class - 02507F209

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,212,155    $        5,870,160                  544,925
Receivables: investments sold                   12,375    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,224,530
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,095,861             4,777,586     $               1.28
Band 100                                             -                     -                     1.28
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.29
Band 25                                              -                     -                     1.30
Band 0                                         128,669                98,763                     1.30
                                    ------------------    ------------------
 Total                              $        6,224,530             4,876,349
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            111,677
Mortality & expense charges                                                                   (50,296)
                                                                                 --------------------
Net investment income (loss)                                                                   61,381
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,477
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          360,325
                                                                                 --------------------
Net gain (loss)                                                                               362,802
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            424,183
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           61,381      $           14,999
Net realized gain (loss)                                                 2,477                      17
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   360,325                 (18,330)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      424,183                  (3,314)
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             5,350,964               1,935,441
Cost of units redeemed                                              (1,478,322)                 (1,832)
Account charges                                                         (2,487)                   (103)
                                                            ------------------      ------------------
Increase (decrease)                                                  3,870,155               1,933,506
                                                            ------------------      ------------------
Net increase (decrease)                                              4,294,338               1,930,192
Net assets, beginning                                                1,930,192                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        6,224,530      $        1,930,192
                                                            ==================      ==================
Units sold                                                           4,654,529               1,709,371
Units redeemed                                                      (1,429,838)                (57,713)
                                                            ------------------      ------------------
Net increase (decrease)                                              3,224,691               1,651,658
Units outstanding, beginning                                         1,651,658                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            4,876,349               1,651,658
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      7,286,405
Cost of units redeemed/account charges                                                      (1,482,744)
Net investment income (loss)                                                                    76,380
Net realized gain (loss)                                                                         2,494
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           341,995
                                                                                      ----------------
                                                                                      $      6,224,530
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.28        4,778     $    6,096          1.25%           9.2%
12/31/2009        1.17        1,638          1,914          1.25%          16.9%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.28            0     $        0          1.00%           9.5%
12/31/2009        1.17            0              0          1.00%          17.1%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.29            0     $        0          0.75%           9.7%
12/31/2009        1.17            0              0          0.75%          17.2%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.29            0     $        0          0.50%          10.0%
12/31/2009        1.17            0              0          0.50%          17.4%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.30            0     $        0          0.25%          10.3%
12/31/2009        1.18            0              0          0.25%          17.6%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.30           99     $      129          0.00%          10.6%
12/31/2009        1.18           14             17          0.00%          17.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.7%
2009               1.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      American Century LIVESTRONG 2015 Portfolio Investor Class - 02507F100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,660,009    $        4,577,369                  408,772
Receivables: investments sold                   65,910    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,725,919
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,129,042             3,223,480     $               1.28
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.30
Band 0                                         596,877               456,364                     1.31
                                    ------------------    ------------------
 Total                              $        4,725,919             3,679,844
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             94,973
Mortality & expense charges                                                                   (19,101)
                                                                                 --------------------
Net investment income (loss)                                                                   75,872
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       12,854
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           83,904
                                                                                 --------------------
Net gain (loss)                                                                                96,758
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            172,630
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           75,872      $            1,166
Net realized gain (loss)                                                12,854                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    83,904                  (1,264)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      172,630                     (98)
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             6,372,787                  67,388
Cost of units redeemed                                              (1,884,912)                      -
Account charges                                                         (1,876)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                  4,485,999                  67,388
                                                            ------------------      ------------------
Net increase (decrease)                                              4,658,629                  67,290
Net assets, beginning                                                   67,290                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        4,725,919      $           67,290
                                                            ==================      ==================
Units sold                                                           6,652,188                  57,504
Units redeemed                                                      (3,029,848)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                              3,622,340                  57,504
Units outstanding, beginning                                            57,504                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            3,679,844                  57,504
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      6,440,175
Cost of units redeemed/account charges                                                      (1,886,788)
Net investment income (loss)                                                                    77,038
Net realized gain (loss)                                                                        12,854
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            82,640
                                                                                      ----------------
                                                                                      $      4,725,919
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.28        3,223     $    4,129          1.25%           9.5%
12/31/2009        1.17           58             67          1.25%          17.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.29            0     $        0          1.00%           9.7%
12/31/2009        1.17            0              0          1.00%          17.2%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.29            0     $        0          0.75%          10.0%
12/31/2009        1.17            0              0          0.75%          17.4%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.30            0     $        0          0.50%          10.3%
12/31/2009        1.18            0              0          0.50%          17.6%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.30            0     $        0          0.25%          10.6%
12/31/2009        1.18            0              0          0.25%          17.8%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.31          456     $      597          0.00%          10.8%
12/31/2009        1.18            0              0          0.00%          18.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               4.0%
2009               3.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         American Century LIVESTRONG 2020 Portfolio A Class - 02507F662

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,644,193    $        5,277,302                  567,255
Receivables: investments sold                   16,363    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,660,556
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,720,651             3,624,796     $               1.30
Band 100                                             -                     -                     1.31
Band 75                                              -                     -                     1.31
Band 50                                              -                     -                     1.32
Band 25                                              -                     -                     1.32
Band 0                                         939,905               706,836                     1.33
                                    ------------------    ------------------
 Total                              $        5,660,556             4,331,632
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             91,247
Mortality & expense charges                                                                   (37,218)
                                                                                 --------------------
Net investment income (loss)                                                                   54,029
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       33,597
Realized gain distributions                                                                     1,783
Net change in unrealized appreciation (depreciation)                                          380,378
                                                                                 --------------------
Net gain (loss)                                                                               415,758
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            469,787
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           54,029      $           12,572
Net realized gain (loss)                                                33,597                     421
Realized gain distributions                                              1,783                   1,285
Net change in unrealized appreciation (depreciation)                   380,378                 (13,487)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      469,787                     791
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             5,363,874               1,949,015
Cost of units redeemed                                              (2,108,812)                (10,442)
Account charges                                                         (3,504)                   (153)
                                                            ------------------      ------------------
Increase (decrease)                                                  3,251,558               1,938,420
                                                            ------------------      ------------------
Net increase (decrease)                                              3,721,345               1,939,211
Net assets, beginning                                                1,939,211                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        5,660,556      $        1,939,211
                                                            ==================      ==================
Units sold                                                           4,483,188               2,098,355
Units redeemed                                                      (1,791,879)               (458,032)
                                                            ------------------      ------------------
Net increase (decrease)                                              2,691,309               1,640,323
Units outstanding, beginning                                         1,640,323                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            4,331,632               1,640,323
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      7,312,889
Cost of units redeemed/account charges                                                      (2,122,911)
Net investment income (loss)                                                                    66,601
Net realized gain (loss)                                                                        34,018
Realized gain distributions                                                                      3,068
Net change in unrealized appreciation (depreciation)                                           366,891
                                                                                      ----------------
                                                                                      $      5,660,556
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.30        3,625     $    4,721          1.25%          10.2%
12/31/2009        1.18        1,640          1,939          1.25%          18.2%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.31            0     $        0          1.00%          10.4%
12/31/2009        1.18            0              0          1.00%          18.4%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.31            0     $        0          0.75%          10.7%
12/31/2009        1.19            0              0          0.75%          18.6%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32            0     $        0          0.50%          11.0%
12/31/2009        1.19            0              0          0.50%          18.8%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32            0     $        0          0.25%          11.3%
12/31/2009        1.19            0              0          0.25%          19.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33          707     $      940          0.00%          11.5%
12/31/2009        1.19            0              0          0.00%          19.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.4%
2009               1.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      American Century LIVESTRONG 2020 Portfolio Investor Class - 02507F696

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,108,725    $        4,934,567                  513,439
Receivables: investments sold                   18,508    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,127,233
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,573,920             3,499,128     $               1.31
Band 100                                             -                     -                     1.31
Band 75                                              -                     -                     1.32
Band 50                                              -                     -                     1.32
Band 25                                              -                     -                     1.33
Band 0                                         553,313               414,566                     1.33
                                    ------------------    ------------------
 Total                              $        5,127,233             3,913,694
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             94,873
Mortality & expense charges                                                                   (19,578)
                                                                                 --------------------
Net investment income (loss)                                                                   75,295
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       10,341
Realized gain distributions                                                                     1,606
Net change in unrealized appreciation (depreciation)                                          174,158
                                                                                 --------------------
Net gain (loss)                                                                               186,105
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            261,400
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           75,295     $                -
Net realized gain (loss)                                                10,341                      -
Realized gain distributions                                              1,606                      -
Net change in unrealized appreciation (depreciation)                   174,158                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      261,400                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,600,449                      -
Cost of units redeemed                                                (733,929)                     -
Account charges                                                           (687)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                  4,865,833                      -
                                                            ------------------     ------------------
Net increase (decrease)                                              5,127,233                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        5,127,233     $                -
                                                            ==================     ==================
Units sold                                                           5,315,596                      -
Units redeemed                                                      (1,401,902)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                              3,913,694                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            3,913,694                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        5,600,449
Cost of units redeemed/account charges                                                       (734,616)
Net investment income (loss)                                                                   75,295
Net realized gain (loss)                                                                       10,341
Realized gain distributions                                                                     1,606
Net change in unrealized appreciation (depreciation)                                          174,158
                                                                                   ------------------
                                                                                   $        5,127,233
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.31        3,499     $    4,574          1.25%          10.3%
12/31/2009          1.18            0              0          1.25%          18.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.31            0     $        0          1.00%          10.6%
12/31/2009          1.19            0              0          1.00%          18.7%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.32            0     $        0          0.75%          10.9%
12/31/2009          1.19            0              0          0.75%          18.9%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.32            0     $        0          0.50%          11.1%
12/31/2009          1.19            0              0          0.50%          19.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33            0     $        0          0.25%          11.4%
12/31/2009          1.19            0              0          0.25%          19.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33        415       $      553          0.00%         11.7%
12/31/2009          1.19          0                0          0.00%         19.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     3.7%
2009                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         American Century LIVESTRONG 2025 Portfolio A Class - 02507F605

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,726,467    $        5,297,643                  491,542
Receivables: investments sold                   15,970    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,742,437
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,178,144             3,897,761     $               1.33
Band 100                                             -                     -                     1.33
Band 75                                              -                     -                     1.34
Band 50                                              -                     -                     1.35
Band 25                                              -                     -                     1.35
Band 0                                         564,293               416,007                     1.36
                                    ------------------    ------------------
 Total                              $        5,742,437             4,313,768
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             89,561
Mortality & expense charges                                                                   (40,887)
                                                                                 --------------------
Net investment income (loss)                                                                   48,674
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        8,500
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          437,705
                                                                                 --------------------
Net gain (loss)                                                                               446,205
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            494,879
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           48,674     $            7,880
Net realized gain (loss)                                                 8,500                    103
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   437,705                 (8,881)
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      494,879                   (898)
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,357,545              1,465,226
Cost of units redeemed                                                (566,894)                (3,946)
Account charges                                                         (3,378)                   (97)
                                                            ------------------     ------------------
Increase (decrease)                                                  3,787,273              1,461,183
                                                            ------------------     ------------------
Net increase (decrease)                                              4,282,152              1,460,285
Net assets, beginning                                                1,460,285                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        5,742,437     $        1,460,285
                                                            ==================     ==================
Units sold                                                           3,804,573              1,275,421
Units redeemed                                                        (709,797)               (56,429)
                                                            ------------------     ------------------
Net increase (decrease)                                              3,094,776              1,218,992
Units outstanding, beginning                                         1,218,992                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            4,313,768              1,218,992
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        5,822,771
Cost of units redeemed/account charges                                                       (574,315)
Net investment income (loss)                                                                   56,554
Net realized gain (loss)                                                                        8,603
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          428,824
                                                                                   ------------------
                                                                                   $        5,742,437
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33        3,898     $    5,178          1.25%          10.9%
12/31/2009          1.20        1,219          1,460          1.25%          19.8%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33            0     $        0          1.00%          11.2%
12/31/2009          1.20            0              0          1.00%          20.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.34            0     $        0          0.75%          11.5%
12/31/2009          1.20            0              0          0.75%          20.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35            0     $        0          0.50%          11.7%
12/31/2009          1.20            0              0          0.50%          20.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35            0     $        0          0.25%         12.0%
12/31/2009          1.21            0              0          0.25%         20.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36          416     $      564          0.00%          12.3%
12/31/2009          1.21            0              0          0.00%          20.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.5%
2009                     1.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      American Century LIVESTRONG 2025 Portfolio Investor Class - 02507F506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,393,820    $        5,135,613                  462,988
Receivables: investments sold                   24,608    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,418,428
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,690,933             3,517,309     $               1.33
Band 100                                             -                     -                     1.34
Band 75                                              -                     -                     1.34
Band 50                                              -                     -                     1.35
Band 25                                              -                     -                     1.36
Band 0                                         727,495               534,233                     1.36
                                    ------------------    ------------------
 Total                              $        5,418,428             4,051,542
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             97,524
Mortality & expense charges                                                                   (24,401)
                                                                                 --------------------
Net investment income (loss)                                                                   73,123
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        3,654
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          258,543
                                                                                 --------------------
Net gain (loss)                                                                               262,197
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            335,320
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           73,123      $              382
Net realized gain (loss)                                                 3,654                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   258,543                    (336)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      335,320                      46
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             5,493,685                  38,262
Cost of units redeemed                                                (448,271)                      -
Account charges                                                           (614)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                  5,044,800                  38,262
                                                            ------------------      ------------------
Net increase (decrease)                                              5,380,120                  38,308
Net assets, beginning                                                   38,308                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        5,418,428      $           38,308
                                                            ==================      ==================
Units sold                                                           4,645,369                  31,934
Units redeemed                                                        (625,761)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                              4,019,608                  31,934
Units outstanding, beginning                                            31,934                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            4,051,542                  31,934
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,531,947
Cost of units redeemed/account charges                                                        (448,885)
Net investment income (loss)                                                                    73,505
Net realized gain (loss)                                                                         3,654
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           258,207
                                                                                      ----------------
                                                                                      $      5,418,428
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33        3,517     $    4,691          1.25%          11.2%
12/31/2009        1.20           32             38          1.25%          20.0%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.34            0     $        0          1.00%          11.5%
12/31/2009        1.20            0              0          1.00%          20.2%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.34            0     $        0          0.75%          11.7%
12/31/2009        1.20            0              0          0.75%          20.4%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.35            0     $        0          0.50%          12.0%
12/31/2009        1.21            0              0          0.50%          20.6%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36            0     $        0          0.25%          12.3%
12/31/2009        1.21            0              0          0.25%          20.8%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36          534     $      727          0.00%          12.6%
12/31/2009        1.21            0              0          0.00%          21.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        3.6%
2009        2.1%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
         American Century LIVESTRONG 2030 Portfolio A Class - 02507F621

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,895,694    $        4,476,332                  501,094
Receivables: investments sold                   16,690    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,912,384
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,747,905             3,505,127     $               1.35
Band 100                                             -                     -                     1.36
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.37
Band 25                                              -                     -                     1.38
Band 0                                         164,479               118,924                     1.38
                                    ------------------    ------------------
 Total                              $        4,912,384             3,624,051
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             62,200
Mortality & expense charges                                                                   (38,846)
                                                                                 --------------------
Net investment income (loss)                                                                   23,354
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       12,439
Realized gain distributions                                                                       988
Net change in unrealized appreciation (depreciation)                                          427,618
                                                                                 --------------------
Net gain (loss)                                                                               441,045
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            464,399
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           23,354      $            7,021
Net realized gain (loss)                                                12,439                     448
Realized gain distributions                                                988                   1,086
Net change in unrealized appreciation (depreciation)                   427,618                  (8,256)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      464,399                     299
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             3,755,016               1,362,217
Cost of units redeemed                                                (646,779)                (18,550)
Account charges                                                         (3,980)                   (238)
                                                            ------------------      ------------------
Increase (decrease)                                                  3,104,257               1,343,429
                                                            ------------------      ------------------
Net increase (decrease)                                              3,568,656               1,343,728
Net assets, beginning                                                1,343,728                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        4,912,384      $        1,343,728
                                                            ==================      ==================
Units sold                                                           3,070,677               1,130,015
Units redeemed                                                        (554,843)                (21,798)
                                                            ------------------      ------------------
Net increase (decrease)                                              2,515,834               1,108,217
Units outstanding, beginning                                         1,108,217                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            3,624,051               1,108,217
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,117,233
Cost of units redeemed/account charges                                                        (669,547)
Net investment income (loss)                                                                    30,375
Net realized gain (loss)                                                                        12,887
Realized gain distributions                                                                      2,074
Net change in unrealized appreciation (depreciation)                                           419,362
                                                                                      ----------------
                                                                                      $      4,912,384
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.35        3,505     $    4,748          1.25%          11.7%
12/31/2009        1.21        1,108          1,344          1.25%          21.3%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36            0     $        0          1.00%          12.0%
12/31/2009        1.21            0              0          1.00%          21.5%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37            0     $        0          0.75%          12.3%
12/31/2009        1.22            0              0          0.75%          21.7%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37            0     $        0          0.50%          12.6%
12/31/2009        1.22            0              0          0.50%          21.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.38            0     $        0          0.25%          12.8%
12/31/2009        1.22            0              0          0.25%          22.1%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.38          119     $      164          0.00%          13.1%
12/31/2009        1.22            0              0          0.00%          22.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        2.0%
2009        1.1%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
      American Century LIVESTRONG 2030 Portfolio Investor Class - 02507F654

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,579,730    $        3,460,692                  366,025
Receivables: investments sold                   40,093    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,619,823
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,076,947             2,261,025     $               1.36
Band 100                                             -                     -                     1.37
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.38
Band 25                                              -                     -                     1.38
Band 0                                         542,876               390,699                     1.39
                                    ------------------    ------------------
 Total                              $        3,619,823             2,651,724
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             54,200
Mortality & expense charges                                                                   (13,721)
                                                                                 --------------------
Net investment income (loss)                                                                   40,479
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        5,303
Realized gain distributions                                                                       718
Net change in unrealized appreciation (depreciation)                                          119,038
                                                                                 --------------------
Net gain (loss)                                                                               125,059
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            165,538
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           40,479      $                -
Net realized gain (loss)                                                 5,303                       -
Realized gain distributions                                                718                       -
Net change in unrealized appreciation (depreciation)                   119,038                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      165,538                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             4,428,228                       -
Cost of units redeemed                                                (972,440)                      -
Account charges                                                         (1,503)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                  3,454,285                       -
                                                            ------------------      ------------------
Net increase (decrease)                                              3,619,823                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        3,619,823      $                -
                                                            ==================      ==================
Units sold                                                           4,364,482                       -
Units redeemed                                                      (1,712,758)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                              2,651,724                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            2,651,724                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      4,428,228
Cost of units redeemed/account charges                                                        (973,943)
Net investment income (loss)                                                                    40,479
Net realized gain (loss)                                                                         5,303
Realized gain distributions                                                                        718
Net change in unrealized appreciation (depreciation)                                           119,038
                                                                                      ----------------
                                                                                      $      3,619,823
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36        2,261     $    3,077          1.25%          12.0%
12/31/2009        1.22            0              0          1.25%          21.5%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37            0     $        0          1.00%          12.3%
12/31/2009        1.22            0              0          1.00%          21.7%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37            0     $        0          0.75%          12.5%
12/31/2009        1.22            0              0          0.75%          21.9%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.38            0     $        0          0.50%          12.8%
12/31/2009        1.22            0              0          0.50%          22.1%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.38            0     $        0          0.25%          13.1%
12/31/2009        1.22            0              0          0.25%          22.3%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.39          391     $      543          0.00%          13.4%
12/31/2009        1.23            0              0          0.00%          22.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        3.0%
2009        0.0%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
         American Century LIVESTRONG 2035 Portfolio A Class - 02507F878

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,519,096    $        4,105,515                  375,340
Receivables: investments sold                   27,864    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,546,960
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,359,901             3,149,453     $               1.38
Band 100                                             -                     -                     1.39
Band 75                                              -                     -                     1.40
Band 50                                          1,112                   793                     1.40
Band 25                                              -                     -                     1.41
Band 0                                         185,947               131,553                     1.41
                                    ------------------    ------------------
 Total                              $        4,546,960             3,281,799
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             58,126
Mortality & expense charges                                                                   (36,367)
                                                                                 --------------------
Net investment income (loss)                                                                   21,759
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       12,578
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          418,453
                                                                                 --------------------
Net gain (loss)                                                                               431,031
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            452,790
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           21,759      $            7,605
Net realized gain (loss)                                                12,578                      23
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   418,453                  (4,872)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      452,790                   2,756
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             3,253,648               1,386,415
Cost of units redeemed                                                (539,656)                 (5,206)
Account charges                                                         (3,625)                   (162)
                                                            ------------------      ------------------
Increase (decrease)                                                  2,710,367               1,381,047
                                                            ------------------      ------------------
Net increase (decrease)                                              3,163,157               1,383,803
Net assets, beginning                                                1,383,803                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        4,546,960      $        1,383,803
                                                            ==================      ==================
Units sold                                                           2,641,798               1,223,059
Units redeemed                                                        (485,319)                (97,739)
                                                            ------------------      ------------------
Net increase (decrease)                                              2,156,479               1,125,320
Units outstanding, beginning                                         1,125,320                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            3,281,799               1,125,320
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      4,640,063
Cost of units redeemed/account charges                                                        (548,649)
Net investment income (loss)                                                                    29,364
Net realized gain (loss)                                                                        12,601
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           413,581
                                                                                      ----------------
                                                                                      $      4,546,960
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.38        3,149     $    4,360          1.25%          12.6%
12/31/2009        1.23        1,125          1,384          1.25%          23.0%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.39            0     $        0          1.00%          12.9%
12/31/2009        1.23            0              0          1.00%          23.2%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40            0     $        0          0.75%          13.1%
12/31/2009        1.23            0              0          0.75%          23.4%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40            1     $        1          0.50%          13.4%
12/31/2009        1.24            0              0          0.50%          23.6%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.41            0     $        0          0.25%          13.7%
12/31/2009        1.24            0              0          0.25%          23.8%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.41          132     $      186          0.00%          14.0%
12/31/2009        1.24            0              0          0.00%          24.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        2.0%
2009        1.3%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
      American Century LIVESTRONG 2035 Portfolio Investor Class - 02507F886

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,042,985    $        2,888,273                  252,739
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased               (211,251)
                                    ------------------
Net assets                          $        2,831,734
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,384,335             1,713,745     $               1.39
Band 100                                             -                     -                     1.40
Band 75                                              -                     -                     1.40
Band 50                                              -                     -                     1.41
Band 25                                              -                     -                     1.41
Band 0                                         447,399               314,942                     1.42
                                    ------------------    ------------------
 Total                              $        2,831,734             2,028,687
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             46,528
Mortality & expense charges                                                                   (13,356)
                                                                                 --------------------
Net investment income (loss)                                                                   33,172
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       10,328
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          154,752
                                                                                 --------------------
Net gain (loss)                                                                               165,080
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            198,252
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           33,172      $               60
Net realized gain (loss)                                                10,328                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   154,752                     (40)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      198,252                      20
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             3,079,562                   4,778
Cost of units redeemed                                                (449,856)                      -
Account charges                                                         (1,022)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                  2,628,684                   4,778
                                                            ------------------      ------------------
Net increase (decrease)                                              2,826,936                   4,798
Net assets, beginning                                                    4,798                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        2,831,734      $            4,798
                                                            ==================      ==================
Units sold                                                           2,740,312                   3,892
Units redeemed                                                        (715,517)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                              2,024,795                   3,892
Units outstanding, beginning                                             3,892                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            2,028,687                   3,892
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      3,084,340
Cost of units redeemed/account charges                                                        (450,878)
Net investment income (loss)                                                                    33,232
Net realized gain (loss)                                                                        10,328
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           154,712
                                                                                      ----------------
                                                                                      $      2,831,734
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.39        1,714     $    2,384          1.25%          12.9%
12/31/2009        1.23            4              5          1.25%          23.3%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40            0     $        0          1.00%          13.1%
12/31/2009        1.23            0              0          1.00%          23.5%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40            0     $        0          0.75%          13.4%
12/31/2009        1.24            0              0          0.75%          23.7%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.41            0     $        0          0.50%          13.7%
12/31/2009        1.24            0              0          0.50%          23.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.41            0     $        0          0.25%          14.0%
12/31/2009        1.24            0              0          0.25%          24.1%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.42          315     $      447          0.00%          14.3%
12/31/2009        1.24            0              0          0.00%          24.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        3.3%
2009        2.6%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
         American Century LIVESTRONG 2040 Portfolio A Class - 02507F571

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,715,292    $        3,350,701                  381,838
Receivables: investments sold                   15,755    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,731,047
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,325,278             2,352,542     $               1.41
Band 100                                             -                     -                     1.42
Band 75                                              -                     -                     1.43
Band 50                                              -                     -                     1.43
Band 25                                              -                     -                     1.44
Band 0                                         405,769               281,155                     1.44
                                    ------------------    ------------------
 Total                              $        3,731,047             2,633,697
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             41,829
Mortality & expense charges                                                                   (27,008)
                                                                                 --------------------
Net investment income (loss)                                                                   14,821
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        5,597
Realized gain distributions                                                                       301
Net change in unrealized appreciation (depreciation)                                          365,594
                                                                                 --------------------
Net gain (loss)                                                                               371,492
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            386,313
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           14,821      $            2,054
Net realized gain (loss)                                                 5,597                      78
Realized gain distributions                                                301                     182
Net change in unrealized appreciation (depreciation)                   365,594                  (1,003)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      386,313                   1,311
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             3,247,224                 703,095
Cost of units redeemed                                                (596,739)                 (6,405)
Account charges                                                         (3,649)                   (103)
                                                            ------------------      ------------------
Increase (decrease)                                                  2,646,836                 696,587
                                                            ------------------      ------------------
Net increase (decrease)                                              3,033,149                 697,898
Net assets, beginning                                                  697,898                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        3,731,047      $          697,898
                                                            ==================      ==================
Units sold                                                           2,601,284                 577,168
Units redeemed                                                        (526,908)                (17,847)
                                                            ------------------      ------------------
Net increase (decrease)                                              2,074,376                 559,321
Units outstanding, beginning                                           559,321                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            2,633,697                 559,321
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      3,950,319
Cost of units redeemed/account charges                                                        (606,896)
Net investment income (loss)                                                                    16,875
Net realized gain (loss)                                                                         5,675
Realized gain distributions                                                                        483
Net change in unrealized appreciation (depreciation)                                           364,591
                                                                                      ----------------
                                                                                      $      3,731,047
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.41        2,353     $    3,325          1.25%          13.3%
12/31/2009        1.25          559            698          1.25%          24.8%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.42            0     $        0          1.00%          13.6%
12/31/2009        1.25            0              0          1.00%          25.0%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43            0     $        0          0.75%          13.8%
12/31/2009        1.25            0              0          0.75%          25.2%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43            0     $        0          0.50%          14.1%
12/31/2009        1.25            0              0          0.50%          25.4%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          0.25%          14.4%
12/31/2009        1.26            0              0          0.25%          25.6%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44          281     $      406          0.00%          14.7%
12/31/2009        1.26            0              0          0.00%          25.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        1.9%
2009        0.7%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
      American Century LIVESTRONG 2040 Portfolio Investor Class - 02507F613

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,595,091    $        2,478,032                  266,710
Receivables: investments sold                   12,520    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,607,611
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,212,243             1,559,523     $               1.42
Band 100                                             -                     -                     1.42
Band 75                                              -                     -                     1.43
Band 50                                              -                     -                     1.44
Band 25                                              -                     -                     1.44
Band 0                                         395,368               272,970                     1.45
                                    ------------------    ------------------
 Total                              $        2,607,611             1,832,493
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             35,592
Mortality & expense charges                                                                    (8,700)
                                                                                 --------------------
Net investment income (loss)                                                                   26,892
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        5,201
Realized gain distributions                                                                       209
Net change in unrealized appreciation (depreciation)                                          117,059
                                                                                 --------------------
Net gain (loss)                                                                               122,469
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            149,361
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           26,892      $                -
Net realized gain (loss)                                                 5,201                       -
Realized gain distributions                                                209                       -
Net change in unrealized appreciation (depreciation)                   117,059                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      149,361                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             2,918,308                       -
Cost of units redeemed                                                (459,540)                      -
Account charges                                                           (518)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                  2,458,250                       -
                                                            ------------------      ------------------
Net increase (decrease)                                              2,607,611                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        2,607,611      $                -
                                                            ==================      ==================
Units sold                                                           2,681,559                       -
Units redeemed                                                        (849,066)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                              1,832,493                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            1,832,493                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      2,918,308
Cost of units redeemed/account charges                                                        (460,058)
Net investment income (loss)                                                                    26,892
Net realized gain (loss)                                                                         5,201
Realized gain distributions                                                                        209
Net change in unrealized appreciation (depreciation)                                           117,059
                                                                                      ----------------
                                                                                      $      2,607,611
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.42        1,560     $    2,212          1.25%          13.6%
12/31/2009        1.25            0              0          1.25%          24.9%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.42            0     $        0          1.00%          13.8%
12/31/2009        1.25            0              0          1.00%          25.1%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43            0     $        0          0.75%          14.1%
12/31/2009        1.25            0              0          0.75%          25.3%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          0.50%          14.4%
12/31/2009        1.26            0              0          0.50%          25.5%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          0.25%          14.7%
12/31/2009        1.26            0              0          0.25%          25.7%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45          273     $      395          0.00%          15.0%
12/31/2009        1.26            0              0          0.00%          26.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        2.7%
2009        0.0%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
         American Century LIVESTRONG 2045 Portfolio A Class - 02507F837

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,838,637    $        1,665,004                  151,827
Receivables: investments sold                    5,394    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,844,031
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,658,882             1,164,562     $               1.42
Band 100                                             -                     -                     1.43
Band 75                                              -                     -                     1.44
Band 50                                              -                     -                     1.44
Band 25                                              -                     -                     1.45
Band 0                                         185,149               127,298                     1.45
                                    ------------------    ------------------
 Total                              $        1,844,031             1,291,860
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             20,796
Mortality & expense charges                                                                   (12,799)
                                                                                 --------------------
Net investment income (loss)                                                                    7,997
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,566
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          173,287
                                                                                 --------------------
Net gain (loss)                                                                               177,853
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            185,850
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            7,997      $            2,098
Net realized gain (loss)                                                 4,566                       5
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   173,287                     346
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      185,850                   2,449
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,624,053                 444,807
Cost of units redeemed                                                (405,917)                 (2,140)
Account charges                                                         (4,943)                   (128)
                                                            ------------------      ------------------
Increase (decrease)                                                  1,213,193                 442,539
                                                            ------------------      ------------------
Net increase (decrease)                                              1,399,043                 444,988
Net assets, beginning                                                  444,988                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        1,844,031      $          444,988
                                                            ==================      ==================
Units sold                                                           1,329,521                 366,602
Units redeemed                                                        (392,818)                (11,445)
                                                            ------------------      ------------------
Net increase (decrease)                                                936,703                 355,157
Units outstanding, beginning                                           355,157                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            1,291,860                 355,157
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      2,068,860
Cost of units redeemed/account charges                                                        (413,128)
Net investment income (loss)                                                                    10,095
Net realized gain (loss)                                                                         4,571
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           173,633
                                                                                      ----------------
                                                                                      $      1,844,031
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.42        1,165     $    1,659          1.25%          13.7%
12/31/2009        1.25          355            445          1.25%          25.3%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43            0     $        0          1.00%          14.0%
12/31/2009        1.26            0              0          1.00%          25.5%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          0.75%          14.3%
12/31/2009        1.26            0              0          0.75%          25.7%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          0.50%          14.5%
12/31/2009        1.26            0              0          0.50%          25.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          0.25%          14.8%
12/31/2009        1.26            0              0          0.25%          26.1%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45          127     $      185          0.00%          15.1%
12/31/2009        1.26            0              0          0.00%          26.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        1.8%
2009        1.1%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
      American Century LIVESTRONG 2045 Portfolio Investor Class - 02507F845

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,446,718    $        1,337,815                  119,366
Receivables: investments sold                    8,661    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,455,379
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,180,308               823,794     $               1.43
Band 100                                             -                     -                     1.44
Band 75                                              -                     -                     1.44
Band 50                                              -                     -                     1.45
Band 25                                              -                     -                     1.46
Band 0                                         275,071               188,028                     1.46
                                    ------------------    ------------------
 Total                              $        1,455,379             1,011,822
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             19,899
Mortality & expense charges                                                                    (5,369)
                                                                                 --------------------
Net investment income (loss)                                                                   14,530
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (23,791)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          108,987
                                                                                 --------------------
Net gain (loss)                                                                                85,196
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             99,726
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           14,530      $              140
Net realized gain (loss)                                               (23,791)                      -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   108,987                     (84)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       99,726                      56
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,928,166                  12,468
Cost of units redeemed                                                (584,423)                      -
Account charges                                                           (614)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                  1,343,129                  12,468
                                                            ------------------      ------------------
Net increase (decrease)                                              1,442,855                  12,524
Net assets, beginning                                                   12,524                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        1,455,379      $           12,524
                                                            ==================      ==================
Units sold                                                           1,848,498                   9,971
Units redeemed                                                        (846,647)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                              1,001,851                   9,971
Units outstanding, beginning                                             9,971                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            1,011,822                   9,971
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,940,634
Cost of units redeemed/account charges                                                        (585,037)
Net investment income (loss)                                                                    14,670
Net realized gain (loss)                                                                       (23,791)
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           108,903
                                                                                      ----------------
                                                                                      $      1,455,379
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43          824     $    1,180          1.25%          14.1%
12/31/2009        1.26           10             13          1.25%          25.6%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          1.00%          14.4%
12/31/2009        1.26            0              0          1.00%          25.8%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          0.75%          14.6%
12/31/2009        1.26            0              0          0.75%          26.0%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          0.50%          14.9%
12/31/2009        1.26            0              0          0.50%          26.2%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46            0     $        0          0.25%          15.2%
12/31/2009        1.26            0              0          0.25%          26.4%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46          188     $      275          0.00%          15.5%
12/31/2009        1.27            0              0          0.00%          26.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        2.7%
2009        2.3%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
         American Century LIVESTRONG 2050 Portfolio A Class - 02507F530

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,135,671    $        1,025,133                  119,418
Receivables: investments sold                    5,290    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,140,961
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          976,436               680,617     $               1.43
Band 100                                             -                     -                     1.44
Band 75                                              -                     -                     1.45
Band 50                                              -                     -                     1.45
Band 25                                              -                     -                     1.46
Band 0                                         164,525               112,315                     1.46
                                    ------------------    ------------------
 Total                              $        1,140,961               792,932
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             10,633
Mortality & expense charges                                                                    (7,718)
                                                                                 --------------------
Net investment income (loss)                                                                    2,915
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        3,242
Realized gain distributions                                                                       295
Net change in unrealized appreciation (depreciation)                                          110,319
                                                                                 --------------------
Net gain (loss)                                                                               113,856
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            116,771
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,915      $              721
Net realized gain (loss)                                                 3,242                       4
Realized gain distributions                                                295                      45
Net change in unrealized appreciation (depreciation)                   110,319                     219
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      116,771                     989
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               847,689                 324,179
Cost of units redeemed                                                (144,307)                   (513)
Account charges                                                         (3,756)                    (91)
                                                            ------------------      ------------------
Increase (decrease)                                                    699,626                 323,575
                                                            ------------------      ------------------
Net increase (decrease)                                                816,397                 324,564
Net assets, beginning                                                  324,564                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        1,140,961      $          324,564
                                                            ==================      ==================
Units sold                                                             723,494                 260,484
Units redeemed                                                        (188,423)                 (2,623)
                                                            ------------------      ------------------
Net increase (decrease)                                                535,071                 257,861
Units outstanding, beginning                                           257,861                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              792,932                 257,861
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,171,868
Cost of units redeemed/account charges                                                        (148,667)
Net investment income (loss)                                                                     3,636
Net realized gain (loss)                                                                         3,246
Realized gain distributions                                                                        340
Net change in unrealized appreciation (depreciation)                                           110,538
                                                                                      ----------------
                                                                                      $      1,140,961
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43          681     $      976          1.25%          14.0%
12/31/2009        1.26          258            325          1.25%          25.9%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          1.00%          14.3%
12/31/2009        1.26            0              0          1.00%          26.1%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          0.75%          14.6%
12/31/2009        1.26            0              0          0.75%          26.3%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          0.50%          14.8%
12/31/2009        1.26            0              0          0.50%          26.5%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46            0     $        0          0.25%          15.1%
12/31/2009        1.27            0              0          0.25%          26.7%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46          112     $      165          0.00%          15.4%
12/31/2009        1.27            0              0          0.00%          26.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        1.5%
2009        0.6%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
      American Century LIVESTRONG 2050 Portfolio Investor Class - 02507F563

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,072,826    $        1,013,595                  112,810
Receivables: investments sold                   20,529    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,093,355
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          906,332               629,545     $               1.44
Band 100                                             -                     -                     1.45
Band 75                                              -                     -                     1.45
Band 50                                              -                     -                     1.46
Band 25                                              -                     -                     1.46
Band 0                                         187,023               127,230                     1.47
                                    ------------------    ------------------
 Total                              $        1,093,355               756,775
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             12,666
Mortality & expense charges                                                                    (4,322)
                                                                                 --------------------
Net investment income (loss)                                                                    8,344
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       10,929
Realized gain distributions                                                                       277
Net change in unrealized appreciation (depreciation)                                           59,231
                                                                                 --------------------
Net gain (loss)                                                                                70,437
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             78,781
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            8,344      $                -
Net realized gain (loss)                                                10,929                       -
Realized gain distributions                                                277                       -
Net change in unrealized appreciation (depreciation)                    59,231                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       78,781                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,106,895                       -
Cost of units redeemed                                                 (92,074)                      -
Account charges                                                           (247)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                  1,014,574                       -
                                                            ------------------      ------------------
Net increase (decrease)                                              1,093,355                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        1,093,355      $                -
                                                            ==================      ==================
Units sold                                                           1,128,324                       -
Units redeemed                                                        (371,549)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                                756,775                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              756,775                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,106,895
Cost of units redeemed/account charges                                                         (92,321)
Net investment income (loss)                                                                     8,344
Net realized gain (loss)                                                                        10,929
Realized gain distributions                                                                        277
Net change in unrealized appreciation (depreciation)                                            59,231
                                                                                      ----------------
                                                                                      $      1,093,355
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44          630     $      906          1.25%          14.3%
12/31/2009        1.26            0              0          1.25%          26.0%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          1.00%          14.6%
12/31/2009        1.26            0              0          1.00%          26.2%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          0.75%          14.8%
12/31/2009        1.26            0              0          0.75%          26.4%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46            0     $        0          0.50%          15.1%
12/31/2009        1.27            0              0          0.50%          26.6%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46            0     $        0          0.25%          15.4%
12/31/2009        1.27            0              0          0.25%          26.8%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.47          127     $      187          0.00%          15.7%
12/31/2009        1.27            0              0          0.00%          27.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        2.3%
2009        0.0%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
        American Century LIVESTRONG Income Portfolio A Class - 02507F787

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          481,863    $          455,168                   44,370
Receivables: investments sold                      869    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          482,732
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          482,732               386,602     $               1.25
Band 100                                             -                     -                     1.25
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.26
Band 25                                              -                     -                     1.27
Band 0                                               -                     -                     1.27
                                    ------------------    ------------------
 Total                              $          482,732               386,602
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              8,959
Mortality & expense charges                                                                    (4,452)
                                                                                 --------------------
Net investment income (loss)                                                                    4,507
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       12,884
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           27,000
                                                                                 --------------------
Net gain (loss)                                                                                39,884
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             44,391
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            4,507      $              196
Net realized gain (loss)                                                12,884                       1
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    27,000                    (305)
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       44,391                    (108)
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               954,392                  40,979
Cost of units redeemed                                                (556,561)                    (73)
Account charges                                                           (287)                     (1)
                                                            ------------------      ------------------
Increase (decrease)                                                    397,544                  40,905
                                                            ------------------      ------------------
Net increase (decrease)                                                441,935                  40,797
Net assets, beginning                                                   40,797                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          482,732      $           40,797
                                                            ==================      ==================
Units sold                                                             822,231                  35,490
Units redeemed                                                        (471,055)                    (64)
                                                            ------------------      ------------------
Net increase (decrease)                                                351,176                  35,426
Units outstanding, beginning                                            35,426                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              386,602                  35,426
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        995,371
Cost of units redeemed/account charges                                                        (556,922)
Net investment income (loss)                                                                     4,703
Net realized gain (loss)                                                                        12,885
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            26,695
                                                                                      ----------------
                                                                                      $        482,732
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.25          387     $      483          1.25%           8.4%
12/31/2009        1.15           35             41          1.25%          15.2%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.25            0     $        0          1.00%           8.7%
12/31/2009        1.15            0              0          1.00%          15.4%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26            0     $        0          0.75%           9.0%
12/31/2009        1.16            0              0          0.75%          15.5%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26            0     $        0          0.50%           9.2%
12/31/2009        1.16            0              0          0.50%          15.7%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.27            0     $        0          0.25%           9.5%
12/31/2009        1.16            0              0          0.25%          15.9%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.27            0     $        0          0.00%           9.8%
12/31/2009        1.16            0              0          0.00%          16.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        3.4%
2009        1.0%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
     American Century LIVESTRONG Income Portfolio Investor Class - 02507F795

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          498,197    $          491,712                   45,874
Receivables: investments sold                    1,029    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          499,226
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          494,324               394,580     $               1.25
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.27
Band 0                                           4,902                 3,832                     1.28
                                    ------------------    ------------------
 Total                              $          499,226               398,412
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,720
Mortality & expense charges                                                                    (1,277)
                                                                                 --------------------
Net investment income (loss)                                                                    4,443
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          191
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,485
                                                                                 --------------------
Net gain (loss)                                                                                 6,676
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             11,119
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            4,443      $                -
Net realized gain (loss)                                                   191                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                     6,485                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       11,119                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               506,748                       -
Cost of units redeemed                                                 (18,621)                      -
Account charges                                                            (20)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                    488,107                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                499,226                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          499,226      $                -
                                                            ==================      ==================
Units sold                                                             425,051                       -
Units redeemed                                                         (26,639)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                                398,412                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              398,412                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        506,748
Cost of units redeemed/account charges                                                         (18,641)
Net investment income (loss)                                                                     4,443
Net realized gain (loss)                                                                           191
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                             6,485
                                                                                      ----------------
                                                                                      $        499,226
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.25          395     $      494          1.25%           8.7%
12/31/2009        1.15            0              0          1.25%          15.3%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26            0     $        0          1.00%           9.0%
12/31/2009        1.15            0              0          1.00%          15.4%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26            0     $        0          0.75%           9.2%
12/31/2009        1.16            0              0          0.75%          15.6%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.27            0     $        0          0.50%           9.5%
12/31/2009        1.16            0              0          0.50%          15.8%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.27            0     $        0          0.25%           9.8%
12/31/2009        1.16            0              0          0.25%          16.0%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.28            4     $        5          0.00%          10.1%
12/31/2009        1.16            0              0          0.00%          16.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        2.3%
2009        0.0%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
               American Century Mid Cap Value A Class - 025076639

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          129,798    $          112,465                   10,317
Receivables: investments sold                      541    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          130,339
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          120,259                77,430     $               1.55
Band 100                                             -                     -                     1.56
Band 75                                              -                     -                     1.57
Band 50                                              -                     -                     1.58
Band 25                                              -                     -                     1.59
Band 0                                          10,080                 6,327                     1.59
                                    ------------------    ------------------
 Total                              $          130,339                83,757
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,961
Mortality & expense charges                                                                    (1,211)
                                                                                 --------------------
Net investment income (loss)                                                                      750
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        3,165
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           15,261
                                                                                 --------------------
Net gain (loss)                                                                                18,426
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             19,176
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              750      $              105
Net realized gain (loss)                                                 3,165                       8
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    15,261                   2,072
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       19,176                   2,185
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                62,251                  76,630
Cost of units redeemed                                                 (29,516)                      -
Account charges                                                           (387)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                     32,348                  76,630
                                                            ------------------      ------------------
Net increase (decrease)                                                 51,524                  78,815
Net assets, beginning                                                   78,815                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          130,339      $           78,815
                                                            ==================      ==================
Units sold                                                              45,887                  62,710
Units redeemed                                                         (21,903)                 (2,937)
                                                            ------------------      ------------------
Net increase (decrease)                                                 23,984                  59,773
Units outstanding, beginning                                            59,773                       -
                                                            ------------------      ------------------
Units outstanding, ending                                               83,757                  59,773
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        138,881
Cost of units redeemed/account charges                                                         (29,903)
Net investment income (loss)                                                                       855
Net realized gain (loss)                                                                         3,173
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            17,333
                                                                                      ----------------
                                                                                      $        130,339
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/12/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.55           77     $      120          1.25%          17.8%
12/31/2009        1.32           60             79          1.25%          28.4%
12/31/2008        1.03            0              0          1.25%           2.7%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.56            0     $        0          1.00%          18.1%
12/31/2009        1.32            0              0          1.00%          28.7%
12/31/2008        1.03            0              0          1.00%           2.7%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          0.75%          18.4%
12/31/2009        1.33            0              0          0.75%          29.0%
12/31/2008        1.03            0              0          0.75%           2.7%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.58            0     $        0          0.50%          18.7%
12/31/2009        1.33            0              0          0.50%          29.3%
12/31/2008        1.03            0              0          0.50%           2.8%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59            0     $        0          0.25%          19.0%
12/31/2009        1.33            0              0          0.25%          29.6%
12/31/2008        1.03            0              0          0.25%           2.8%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59            6     $       10          0.00%          19.3%
12/31/2009        1.34            0              0          0.00%          30.0%
12/31/2008        1.03            0              0          0.00%           2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        1.9%
2009        0.5%
2008        0.0%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
            American Century Mid Cap Value Investor Class - 025076654

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,012,706    $          920,048                   80,501
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (51,876)
                                    ------------------
Net assets                          $          960,830
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          960,830               615,123     $               1.56
Band 100                                             -                     -                     1.57
Band 75                                              -                     -                     1.58
Band 50                                              -                     -                     1.59
Band 25                                              -                     -                     1.59
Band 0                                               -                     -                     1.60
                                    ------------------    ------------------
 Total                              $          960,830               615,123
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              8,900
Mortality & expense charges                                                                    (4,126)
                                                                                 --------------------
Net investment income (loss)                                                                    4,774
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       11,315
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           88,023
                                                                                 --------------------
Net gain (loss)                                                                                99,338
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            104,112
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            4,774      $              612
Net realized gain (loss)                                                11,315                     122
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    88,023                   4,635
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      104,112                   5,369
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,236,647                 150,629
Cost of units redeemed                                                (523,346)                (12,558)
Account charges                                                            (23)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                    713,278                 138,071
                                                            ------------------      ------------------
Net increase (decrease)                                                817,390                 143,440
Net assets, beginning                                                  143,440                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          960,830      $          143,440
                                                            ==================      ==================
Units sold                                                             869,392                 118,642
Units redeemed                                                        (362,704)                (10,207)
                                                            ------------------      ------------------
Net increase (decrease)                                                506,688                 108,435
Units outstanding, beginning                                           108,435                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              615,123                 108,435
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,387,276
Cost of units redeemed/account charges                                                        (535,927)
Net investment income (loss)                                                                     5,386
Net realized gain (loss)                                                                        11,437
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            92,658
                                                                                      ----------------
                                                                                      $        960,830
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/12/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.56          615     $      961          1.25%          18.1%
12/31/2009        1.32          108            143          1.25%          28.7%
12/31/2008        1.03            0              0          1.25%           2.8%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          1.00%          18.4%
12/31/2009        1.33            0              0          1.00%          29.0%
12/31/2008        1.03            0              0          1.00%           2.8%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.58            0     $        0          0.75%          18.7%
12/31/2009        1.33            0              0          0.75%          29.3%
12/31/2008        1.03            0              0          0.75%           2.8%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59            0     $        0          0.50%          19.0%
12/31/2009        1.33            0              0          0.50%          29.6%
12/31/2008        1.03            0              0          0.50%           2.8%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59            0     $        0          0.25%          19.3%
12/31/2009        1.34            0              0          0.25%          30.0%
12/31/2008        1.03            0              0          0.25%           2.8%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.00%          19.6%
12/31/2009        1.34            0              0          0.00%          30.3%
12/31/2008        1.03            0              0          0.00%           2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010        1.6%
2009        1.0%
2008        0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                American Century Real Estate A Class - 025076860

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $       2,543,655     $       2,176,008                138,467
Receivables: investments sold                      611     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $       2,544,266
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $       1,954,522             1,061,531      $            1.84
Band 100                                             -                     -                   1.88
Band 75                                              -                     -                   1.91
Band 50                                              -                     -                   1.95
Band 25                                              -                     -                   1.98
Band 0                                         589,744               289,416                   2.04
                                     -----------------     -----------------
 Total                               $       2,544,266             1,350,947
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $          25,115
Mortality & expense charges                                                                 (19,403)
                                                                                  -----------------
Net investment income (loss)                                                                  5,712
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (204,915)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        709,045
                                                                                  -----------------
Net gain (loss)                                                                             504,130
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $         509,842
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            5,712   $           14,283
Net realized gain (loss)                                              (204,915)            (324,127)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                   709,045              695,125
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      509,842              385,281
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               768,633              625,596
Cost of units redeemed                                                (426,272)            (337,395)
Account charges                                                           (704)                (642)
                                                            ------------------   ------------------
Increase (decrease)                                                    341,657              287,559
                                                            ------------------   ------------------
Net increase (decrease)                                                851,499              672,840
Net assets, beginning                                                1,692,767            1,019,927
                                                            ------------------   ------------------
Net assets, ending                                          $        2,544,266   $        1,692,767
                                                            ==================   ==================
Units sold                                                             539,305              585,210
Units redeemed                                                        (329,550)            (304,250)
                                                            ------------------   ------------------
Net increase (decrease)                                                209,755              280,960
Units outstanding, beginning                                         1,141,192              860,232
                                                            ------------------   ------------------
Units outstanding, ending                                            1,350,947            1,141,192
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        6,973,327
Cost of units redeemed/account charges                                                   (4,421,061)
Net investment income (loss)                                                                 56,157
Net realized gain (loss)                                                                 (1,050,213)
Realized gain distributions                                                                 618,409
Net change in unrealized appreciation (depreciation)                                        367,647
                                                                                 ------------------
                                                                                 $        2,544,266
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.84        1,062     $    1,955          1.25%          27.0%
12/31/2009        1.45          861          1,249          1.25%          24.8%
12/31/2008        1.16          644            749          1.25%         -44.1%
12/31/2007        2.08          515          1,071          1.25%         -17.0%
12/31/2006        2.51          847          2,124          1.25%          32.6%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.88            0     $        0          1.00%          27.3%
12/31/2009        1.47            0              0          1.00%          25.1%
12/31/2008        1.18            0              0          1.00%         -44.0%
12/31/2007        2.10            0              0          1.00%         -16.8%
12/31/2006        2.53            0              0          1.00%          32.9%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.91            0     $        0          0.75%          27.6%
12/31/2009        1.50            0              0          0.75%          25.4%
12/31/2008        1.19            0              0          0.75%         -43.8%
12/31/2007        2.13            0              0          0.75%         -16.6%
12/31/2006        2.55            0              0          0.75%          33.3%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.95            0     $        0          0.50%          27.9%
12/31/2009        1.52            0              0          0.50%          25.7%
12/31/2008        1.21            0              0          0.50%         -43.7%
12/31/2007        2.15            0              0          0.50%         -16.4%
12/31/2006        2.57            0              0          0.50%          33.6%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.98            0     $        0          0.25%          28.2%
12/31/2009        1.54            0              0          0.25%          26.0%
12/31/2008        1.23            0              0          0.25%         -43.5%
12/31/2007        2.17            0              0          0.25%         -16.2%
12/31/2006        2.59            0              0          0.25%          33.9%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.04          289     $      590          0.00%          28.6%
12/31/2009        1.59          280            444          0.00%          26.3%
12/31/2008        1.25          216            271          0.00%         -43.4%
12/31/2007        2.22          142            315          0.00%         -16.0%
12/31/2006        2.64           87            230          0.00%          34.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.2%
2009                 1.9%
2008                 2.4%
2007                 2.0%
2006                 1.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             American Century Real Estate Investor Class - 025076886

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $         925,160     $         723,714                 50,417
Receivables: investments sold                       74     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $         925,234
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $         925,234             1,217,602      $            0.76
Band 100                                             -                     -                   0.77
Band 75                                              -                     -                   0.77
Band 50                                              -                     -                   0.78
Band 25                                              -                     -                   0.79
Band 0                                               -                     -                   0.80
                                     -----------------     -----------------
 Total                               $         925,234             1,217,602
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $          10,848
Mortality & expense charges                                                                  (9,330)
                                                                                  -----------------
Net investment income (loss)                                                                  1,518
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    169,866
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         11,273
                                                                                  -----------------
Net gain (loss)                                                                             181,139
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $         182,657
                                                                                  =================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,518   $           11,585
Net realized gain (loss)                                               169,866             (423,378)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                    11,273              751,887
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      182,657              340,094
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               233,524             (268,772)
Cost of units redeemed                                                (173,271)            (179,976)
Account charges                                                           (281)                (818)
                                                            ------------------   ------------------
Increase (decrease)                                                     59,972             (449,566)
                                                            ------------------   ------------------
Net increase (decrease)                                                242,629             (109,472)
Net assets, beginning                                                  682,605              792,077
                                                            ------------------   ------------------
Net assets, ending                                          $          925,234   $          682,605
                                                            ==================   ==================
Units sold                                                             716,339            1,223,579
Units redeemed                                                        (642,453)          (1,740,235)
                                                            ------------------   ------------------
Net increase (decrease)                                                 73,886             (516,656)
Units outstanding, beginning                                         1,143,716            1,660,372
                                                            ------------------   ------------------
Units outstanding, ending                                            1,217,602            1,143,716
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        1,538,551
Cost of units redeemed/account charges                                                     (572,200)
Net investment income (loss)                                                                 32,679
Net realized gain (loss)                                                                   (275,249)
Realized gain distributions                                                                       7
Net change in unrealized appreciation (depreciation)                                        201,446
                                                                                 ------------------
                                                                                 $          925,234
                                                                                 ==================


Date of Fund inception into Variable Account: 5/24/2007

Unit Value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.76        1,218     $      925          1.25%          27.3%
12/31/2009        0.60        1,144            683          1.25%          25.1%
12/31/2008        0.48        1,660            792          1.25%         -44.0%
12/31/2007        0.85        1,106            942          1.25%         -14.9%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.77            0     $        0          1.00%          27.6%
12/31/2009        0.60            0              0          1.00%          25.4%
12/31/2008        0.48            0              0          1.00%         -43.8%
12/31/2007        0.85            0              0          1.00%         -14.7%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.77            0     $        0          0.75%          28.0%
12/31/2009        0.60            0              0          0.75%          25.7%
12/31/2008        0.48            0              0          0.75%         -43.7%
12/31/2007        0.85            0              0          0.75%         -14.6%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.78            0     $        0          0.50%          28.3%
12/31/2009        0.61            0              0          0.50%          26.1%
12/31/2008        0.48            0              0          0.50%         -43.5%
12/31/2007        0.86            0              0          0.50%         -14.5%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.79            0     $        0          0.25%          28.6%
12/31/2009        0.61            0              0          0.25%          26.4%
12/31/2008        0.48            0              0          0.25%         -43.4%
12/31/2007        0.86            0              0          0.25%         -14.3%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.80            0     $        0          0.00%          28.9%
12/31/2009        0.62            0              0          0.00%          26.7%
12/31/2008        0.49            0              0          0.00%         -43.3%
12/31/2007        0.86            0              0          0.00%         -14.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.3%
2009                 3.2%
2008                 2.8%
2007                 1.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   American Century Select A Class - 025083809

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $         107,602     $          98,749                  2,886
Receivables: investments sold                        -     =================      =================
Payables: investments purchased                    (92)
                                     -----------------
Net assets                           $         107,510
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $         107,510                96,327      $            1.12
Band 100                                             -                     -                   1.13
Band 75                                              -                     -                   1.15
Band 50                                              -                     -                   1.17
Band 25                                              -                     -                   1.19
Band 0                                               -                     -                   1.21
                                     -----------------     -----------------
 Total                               $         107,510                96,327
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $              85
Mortality & expense charges                                                                  (1,186)
                                                                                  -----------------
Net investment income (loss)                                                                 (1,101)
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (947)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         14,478
                                                                                  -----------------
Net gain (loss)                                                                              13,531
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $          12,430
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,101)  $             (675)
Net realized gain (loss)                                                  (947)              (2,381)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                    14,478               24,886
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                       12,430               21,830
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                 7,160               22,857
Cost of units redeemed                                                  (4,812)              (5,197)
Account charges                                                            (15)                 (16)
                                                            ------------------   ------------------
Increase (decrease)                                                      2,333               17,644
                                                            ------------------   ------------------
Net increase (decrease)                                                 14,763               39,474
Net assets, beginning                                                   92,747               53,273
                                                            ------------------   ------------------
Net assets, ending                                          $          107,510   $           92,747
                                                            ==================   ==================
Units sold                                                               7,573               28,717
Units redeemed                                                          (5,056)              (6,466)
                                                            ------------------   ------------------
Net increase (decrease)                                                  2,517               22,251
Units outstanding, beginning                                            93,810               71,559
                                                            ------------------   ------------------
Units outstanding, ending                                               96,327               93,810
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          165,153
Cost of units redeemed/account charges                                                      (69,465)
Net investment income (loss)                                                                 (2,626)
Net realized gain (loss)                                                                     (2,833)
Realized gain distributions                                                                   8,428
Net change in unrealized appreciation (depreciation)                                          8,853
                                                                                 ------------------
                                                                                 $          107,510
                                                                                 ==================

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12           96     $      108          1.25%          12.9%
12/31/2009        0.99           94             93          1.25%          32.8%
12/31/2008        0.74           72             53          1.25%         -40.6%
12/31/2007        1.25           90            113          1.25%         -39.2%
12/31/2006        2.06           46             95          1.25%          23.4%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          1.00%          13.2%
12/31/2009        1.00            0              0          1.00%          33.1%
12/31/2008        0.75            0              0          1.00%         -40.4%
12/31/2007        1.26            0              0          1.00%         -39.1%
12/31/2006        2.08            0              0          1.00%          23.5%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          0.75%          13.5%
12/31/2009        1.02            0              0          0.75%          33.5%
12/31/2008        0.76            0              0          0.75%         -40.3%
12/31/2007        1.28            0              0          0.75%         -39.1%
12/31/2006        2.09            0              0          0.75%          23.8%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          0.50%          13.7%
12/31/2009        1.03            0              0          0.50%          33.8%
12/31/2008        0.77            0              0          0.50%         -40.1%
12/31/2007        1.29            0              0          0.50%         -39.0%
12/31/2006        2.11            0              0          0.50%          24.1%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.25%          14.0%
12/31/2009        1.05            0              0          0.25%          34.1%
12/31/2008        0.78            0              0          0.25%         -40.0%
12/31/2007        1.30            0              0          0.25%         -39.0%
12/31/2006        2.13            0              0          0.25%          24.4%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          0.00%          14.3%
12/31/2009        1.06            0              0          0.00%          34.5%
12/31/2008        0.79            0              0          0.00%         -39.8%
12/31/2007        1.31            0              0          0.00%         -39.3%
12/31/2006        2.16            0              0          0.00%          24.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.1%
2009                0.3%
2008                0.5%
2007                0.0%
2006                0.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               American Century Select Investor Class - 025083502

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $          33,604     $          29,236                    889
Receivables: investments sold                       10     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $          33,614
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $          33,614                15,330      $            2.19
Band 100                                             -                     -                   2.23
Band 75                                              -                     -                   2.27
Band 50                                              -                     -                   2.32
Band 25                                              -                     -                   2.36
Band 0                                               -                     -                   2.70
                                     -----------------     -----------------
 Total                               $          33,614                15,330
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $             109
Mortality & expense charges                                                                    (371)
                                                                                  -----------------
Net investment income (loss)                                                                   (262)
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (285)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          4,304
                                                                                  -----------------
Net gain (loss)                                                                               4,019
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $           3,757
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (262)   $            (156)
Net realized gain (loss)                                                  (285)                (868)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                     4,304                8,182
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                        3,757                7,158
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                 3,108                3,124
Cost of units redeemed                                                  (2,358)              (1,023)
Account charges                                                              -                    -
                                                            ------------------   ------------------
Increase (decrease)                                                        750                2,101
                                                            ------------------   ------------------
Net increase (decrease)                                                  4,507                9,259
Net assets, beginning                                                   29,107               19,848
                                                            ------------------   ------------------
Net assets, ending                                          $           33,614   $           29,107
                                                            ==================   ==================
Units sold                                                               1,586                4,019
Units redeemed                                                          (1,278)              (2,633)
                                                            ------------------   ------------------
Net increase (decrease)                                                    308                1,386
Units outstanding, beginning                                            15,022               13,636
                                                            ------------------   ------------------
Units outstanding, ending                                               15,330               15,022
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          381,595
Cost of units redeemed/account charges                                                     (370,226)
Net investment income (loss)                                                                 (5,548)
Net realized gain (loss)                                                                     23,103
Realized gain distributions                                                                     322
Net change in unrealized appreciation (depreciation)                                          4,368
                                                                                 ------------------
                                                                                 $           33,614
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.19           15     $       34          1.25%          13.2%
12/31/2009        1.94           15             29          1.25%          33.1%
12/31/2008        1.46           14             20          1.25%         -40.4%
12/31/2007        2.44            1              3          1.25%          20.1%
12/31/2006        2.03            3              6          1.25%          -3.2%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.23            0     $        0          1.00%          13.4%
12/31/2009        1.97            0              0          1.00%          33.5%
12/31/2008        1.47            0              0          1.00%         -40.3%
12/31/2007        2.47            0              0          1.00%          20.5%
12/31/2006        2.05            0              0          1.00%          -2.8%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.27            0     $        0          0.75%          13.7%
12/31/2009        2.00            0              0          0.75%          33.8%
12/31/2008        1.49            0              0          0.75%         -40.1%
12/31/2007        2.50            0              0          0.75%          20.8%
12/31/2006        2.07            0              0          0.75%          -2.5%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.32            0     $        0          0.50%          14.0%
12/31/2009        2.03            0              0          0.50%          34.1%
12/31/2008        1.51            0              0          0.50%         -40.0%
12/31/2007        2.52            0              0          0.50%          21.1%
12/31/2006        2.08            0              0          0.50%          -2.3%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.36            0     $        0          0.25%          14.3%
12/31/2009        2.06            0              0          0.25%          34.5%
12/31/2008        1.53            0              0          0.25%         -39.8%
12/31/2007        2.55            0              0          0.25%          21.4%
12/31/2006        2.10            0              0          0.25%          -2.0%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.70            0     $        0          0.00%          14.6%
12/31/2009        2.36            0              0          0.00%          34.8%
12/31/2008        1.75            0              0          0.00%         -39.7%
12/31/2007        2.90            0              0          0.00%          21.7%
12/31/2006        2.38            0              0          0.00%          -1.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.3%
2009                0.6%
2008                1.8%
2007                0.0%
2006                0.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              American Century Small Cap Growth A Class - 025083221

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $       1,075,505     $         809,602                131,319
Receivables: investments sold                        -     =================      =================
Payables: investments purchased                 (5,765)
                                     -----------------
Net assets                           $       1,069,740
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $       1,067,926               718,177      $            1.49
Band 100                                         1,814                 1,200                   1.51
Band 75                                              -                     -                   1.54
Band 50                                              -                     -                   1.56
Band 25                                              -                     -                   1.59
Band 0                                               -                     -                   1.62
                                     -----------------     -----------------
 Total                               $       1,069,740               719,377
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $               -
Mortality & expense charges                                                                  (8,865)
                                                                                  -----------------
Net investment income (loss)                                                                 (8,865)
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (27,169)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        216,876
                                                                                  -----------------
Net gain (loss)                                                                             189,707
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $         180,842
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (8,865)  $           (5,929)
Net realized gain (loss)                                               (27,169)             (73,831)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                   216,876              188,598
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      180,842              108,838
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               536,281              107,872
Cost of units redeemed                                                (200,202)            (101,535)
Account charges                                                           (188)                (130)
                                                            ------------------   ------------------
Increase (decrease)                                                    335,891                6,207
                                                            ------------------   ------------------
Net increase (decrease)                                                516,733              115,045
Net assets, beginning                                                  553,007              437,962
                                                            ------------------   ------------------
Net assets, ending                                          $        1,069,740   $          553,007
                                                            ==================   ==================
Units sold                                                             417,336              158,338
Units redeemed                                                        (173,901)            (146,425)
                                                            ------------------   ------------------
Net increase (decrease)                                                243,435               11,913
Units outstanding, beginning                                           475,942              464,029
                                                            ------------------   ------------------
Units outstanding, ending                                              719,377              475,942
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        1,457,302
Cost of units redeemed/account charges                                                     (534,482)
Net investment income (loss)                                                                (24,440)
Net realized gain (loss)                                                                   (113,850)
Realized gain distributions                                                                  19,307
Net change in unrealized appreciation (depreciation)                                        265,903
                                                                                 ------------------
                                                                                 $        1,069,740
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.49          718    $     1,068          1.25%          28.0%
12/31/2009        1.16          475            552          1.25%          23.1%
12/31/2008        0.94          463            437          1.25%         -42.8%
12/31/2007        1.65          220            363          1.25%          22.1%
12/31/2006        1.35          126            171          1.25%          11.8%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.51            1     $        2          1.00%          28.3%
12/31/2009        1.18            1              1          1.00%          23.4%
12/31/2008        0.95            1              1          1.00%         -42.7%
12/31/2007        1.67            0              0          1.00%          22.4%
12/31/2006        1.36            0              0          1.00%          12.1%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54            0     $        0          0.75%          28.6%
12/31/2009        1.20            0              0          0.75%          23.7%
12/31/2008        0.97            0              0          0.75%         -42.6%
12/31/2007        1.68            0              0          0.75%          22.7%
12/31/2006        1.37            0              0          0.75%          12.4%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.56            0     $        0          0.50%          28.9%
12/31/2009        1.21            0              0          0.50%          24.0%
12/31/2008        0.98            0              0          0.50%         -42.4%
12/31/2007        1.70            0              0          0.50%          23.0%
12/31/2006        1.38            0              0          0.50%          12.7%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59            0     $        0          0.25%          29.3%
12/31/2009        1.23            0              0          0.25%          24.3%
12/31/2008        0.99            0              0          0.25%         -42.3%
12/31/2007        1.71            0              0          0.25%          23.3%
12/31/2006        1.39            0              0          0.25%          13.0%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.62            0     $        0          0.00%          29.6%
12/31/2009        1.25            0              0          0.00%          24.7%
12/31/2008        1.00            0              0          0.00%         -42.1%
12/31/2007        1.73            0              0          0.00%          23.6%
12/31/2006        1.40            0              0          0.00%          13.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.0%
2009                0.0%
2008                0.0%
2007                0.0%
2006                0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              American Century Small Cap Value A Class - 025076837

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $         601,699     $         519,361                 67,004
Receivables: investments sold                   17,679     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $         619,378
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $         579,850               251,731      $            2.30
Band 100                                             -                     -                   2.35
Band 75                                              -                     -                   2.39
Band 50                                         19,316                 7,942                   2.43
Band 25                                              -                     -                   2.48
Band 0                                          20,212                 7,968                   2.54
                                     -----------------     -----------------
 Total                               $         619,378               267,641
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $           3,191
Mortality & expense charges                                                                  (6,426)
                                                                                  -----------------
Net investment income (loss)                                                                 (3,235)
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     10,170
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         88,115
                                                                                  -----------------
Net gain (loss)                                                                              98,285
                                                                                  -----------------

Increase (decrease) in net assets from operations                                 $          95,050
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (3,235)  $              910
Net realized gain (loss)                                                10,170              (11,765)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                    88,115               71,806
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                       95,050               60,951
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               509,630               91,870
Cost of units redeemed                                                (246,916)             (16,321)
Account charges                                                            (73)                  (1)
                                                            ------------------   ------------------
Increase (decrease)                                                    262,641               75,548
                                                            ------------------   ------------------
Net increase (decrease)                                                357,691              136,499
Net assets, beginning                                                  261,687              125,188
                                                            ------------------   ------------------
Net assets, ending                                          $          619,378   $          261,687
                                                            ==================   ==================
Units sold                                                             256,276               60,913
Units redeemed                                                        (127,394)             (12,985)
                                                            ------------------   ------------------
Net increase (decrease)                                                128,882               47,928
Units outstanding, beginning                                           138,759               90,831
                                                            ------------------   ------------------
Units outstanding, ending                                              267,641              138,759
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        1,075,388
Cost of units redeemed/account charges                                                     (645,493)
Net investment income (loss)                                                                 (8,525)
Net realized gain (loss)                                                                      3,774
Realized gain distributions                                                                 111,896
Net change in unrealized appreciation (depreciation)                                         82,338
                                                                                 ------------------
                                                                                 $          619,378
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.30          252     $      580          1.25%          22.1%
12/31/2009        1.89          139            262          1.25%          36.8%
12/31/2008        1.38           91            125          1.25%         -28.7%
12/31/2007        1.93           75            144          1.25%          -4.2%
12/31/2006        2.02          190            383          1.25%          14.0%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.35            0     $        0          1.00%          22.4%
12/31/2009        1.92            0              0          1.00%          37.2%
12/31/2008        1.40            0              0          1.00%         -28.5%
12/31/2007        1.95            0              0          1.00%          -4.0%
12/31/2006        2.03            0              0          1.00%          14.1%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.39            0     $        0          0.75%          22.8%
12/31/2009        1.95            0              0          0.75%          37.5%
12/31/2008        1.41            0              0          0.75%         -28.3%
12/31/2007        1.97            0              0          0.75%          -3.7%
12/31/2006        2.05            0              0          0.75%          14.4%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.43            8     $       19          0.50%          23.1%
12/31/2009        1.98            0              0          0.50%          37.9%
12/31/2008        1.43            0              0          0.50%         -28.1%
12/31/2007        1.99            0              0          0.50%          -3.5%
12/31/2006        2.07            0              0          0.50%          14.7%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.48            0     $        0          0.25%          23.4%
12/31/2009        2.01            0              0          0.25%          38.2%
12/31/2008        1.45            0              0          0.25%         -27.9%
12/31/2007        2.02            0              0          0.25%          -3.3%
12/31/2006        2.08            0              0          0.25%          15.0%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.54            8     $       20          0.00%          23.7%
12/31/2009        2.05            0              0          0.00%          38.6%
12/31/2008        1.48            0              0          0.00%         -27.8%
12/31/2007        2.05            0              0          0.00%          -3.0%
12/31/2006        2.11            0              0          0.00%          15.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.7%
2009                1.5%
2008                1.4%
2007                0.4%
2006                0.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           American Century Small Cap Value Investor Class - 025076852

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $      11,586,555     $      10,415,428              1,285,966
Receivables: investments sold                        -     =================      =================
Payables: investments purchased                (82,978)
                                     -----------------
Net assets                           $      11,503,577
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $      11,074,589             4,498,488      $            2.46
Band 100                                             -                     -                   2.51
Band 75                                              -                     -                   2.55
Band 50                                              -                     -                   2.60
Band 25                                              -                     -                   2.65
Band 0                                         428,988               154,247                   2.78
                                     -----------------     -----------------
 Total                               $      11,503,577             4,652,735
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $          76,000
Mortality & expense charges                                                                (113,925)
                                                                                  -----------------
Net investment income (loss)                                                                (37,925)
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (314,337)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      2,306,684
                                                                                  -----------------
Net gain (loss)                                                                           1,992,347
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $       1,954,422
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (37,925)  $           44,977
Net realized gain (loss)                                              (314,337)            (498,636)
Realized gain distributions                                                  -                   -
Net change in unrealized appreciation (depreciation)                 2,306,684            2,567,118
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                    1,954,422            2,113,459
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                             3,920,469            1,295,887
Cost of units redeemed                                              (2,192,823)          (1,075,260)
Account charges                                                         (2,595)              (3,298)
                                                            ------------------   ------------------
Increase (decrease)                                                  1,725,051              217,329
                                                            ------------------   ------------------
Net increase (decrease)                                              3,679,473            2,330,788
Net assets, beginning                                                7,824,104            5,493,316
                                                            ------------------   ------------------
Net assets, ending                                          $       11,503,577   $        7,824,104
                                                            ==================   ==================
Units sold                                                           1,919,347              840,301
Units redeemed                                                      (1,163,328)            (692,498)
                                                            ------------------   ------------------
Net increase (decrease)                                                756,019              147,803
Units outstanding, beginning                                         3,896,716            3,748,913
                                                            ------------------   ------------------
Units outstanding, ending                                            4,652,735            3,896,716
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $       20,834,552
Cost of units redeemed/account charges                                                  (13,356,787)
Net investment income (loss)                                                               (104,882)
Net realized gain (loss)                                                                 (1,070,656)
Realized gain distributions                                                               4,030,223
Net change in unrealized appreciation (depreciation)                                      1,171,127
                                                                                 ------------------
                                                                                 $       11,503,577
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.46        4,498     $   11,075          1.25%          22.6%
12/31/2009        2.01        3,897          7,824          1.25%          37.0%
12/31/2008        1.47        3,749          5,493          1.25%         -28.5%
12/31/2007        2.05        3,912          8,020          1.25%          -3.9%
12/31/2006        2.13        4,346          9,274          1.25%          14.1%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.51            0     $        0          1.00%          22.9%
12/31/2009        2.04            0              0          1.00%          37.4%
12/31/2008        1.48            0              0          1.00%         -28.3%
12/31/2007        2.07            0              0          1.00%          -3.7%
12/31/2006        2.15            0              0          1.00%          14.4%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.55            0     $        0          0.75%          23.2%
12/31/2009        2.07            0              0          0.75%          37.7%
12/31/2008        1.50            0              0          0.75%         -28.2%
12/31/2007        2.09            0              0          0.75%          -3.5%
12/31/2006        2.17            0              0          0.75%          14.7%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.60            0     $        0          0.50%          23.5%
12/31/2009        2.10            0              0          0.50%          38.1%
12/31/2008        1.52            0              0          0.50%         -28.0%
12/31/2007        2.12            0              0          0.50%          -3.2%
12/31/2006        2.19            0              0          0.50%          14.9%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.65            0     $        0          0.25%          23.8%
12/31/2009        2.14            0              0          0.25%          38.4%
12/31/2008        1.54            0              0          0.25%         -27.8%
12/31/2007        2.14            0              0          0.25%          -3.0%
12/31/2006        2.20            0              0          0.25%          15.2%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.78          154     $      429          0.00%          24.2%
12/31/2009        2.24            0              0          0.00%          38.8%
12/31/2008        1.61            0              0          0.00%         -27.6%
12/31/2007        2.23            0              0          0.00%          -2.7%
12/31/2006        2.29            0              0          0.00%          15.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.8%
2009                1.8%
2008                1.6%
2007                1.0%
2006                0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            American Century Small Company Stock A Class - 02507M824

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $         113,862     $         124,108                 14,806
Receivables: investments sold                       53     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $         113,915
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $         113,915                63,725      $            1.79
Band 100                                             -                     -                   1.82
Band 75                                              -                     -                   1.85
Band 50                                              -                     -                   1.89
Band 25                                              -                     -                   1.92
Band 0                                               -                     -                   1.98
                                     -----------------     -----------------
 Total                               $         113,915                63,725
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $               -
Mortality & expense charges                                                                  (1,245)
                                                                                  -----------------
Net investment income (loss)                                                                 (1,245)
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (2,987)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         27,374
                                                                                  -----------------
Net gain (loss)                                                                              24,387
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $          23,142
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,245)  $             (782)
Net realized gain (loss)                                                (2,987)                (850)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                    27,374               16,747
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                       23,142               15,115
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                 1,554               13,506
Cost of units redeemed                                                  (3,761)                  (5)
Account charges                                                             (1)                   -
                                                            ------------------   ------------------
Increase (decrease)                                                     (2,208)              13,501
                                                            ------------------   ------------------
Net increase (decrease)                                                 20,934               28,616
Net assets, beginning                                                   92,981               64,365
                                                            ------------------   ------------------
Net assets, ending                                          $          113,915   $           92,981
                                                            ==================   ==================
Units sold                                                               1,085               11,636
Units redeemed                                                          (2,546)                  (4)
                                                            ------------------   ------------------
Net increase (decrease)                                                 (1,461)              11,632
Units outstanding, beginning                                            65,186               53,554
                                                            ------------------   ------------------
Units outstanding, ending                                               63,725               65,186
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          219,873
Cost of units redeemed/account charges                                                     (125,362)
Net investment income (loss)                                                                 (5,123)
Net realized gain (loss)                                                                      5,744
Realized gain distributions                                                                  29,029
Net change in unrealized appreciation (depreciation)                                        (10,246)
                                                                                 ------------------
                                                                                 $          113,915
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.79           64     $      114          1.25%          25.3%
12/31/2009        1.43           65             93          1.25%          18.7%
12/31/2008        1.20           54             64          1.25%         -39.1%
12/31/2007        1.97           45             89          1.25%          -7.2%
12/31/2006        2.13           71            151          1.25%           4.8%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.82            0     $        0          1.00%          25.6%
12/31/2009        1.45            0              0          1.00%          19.0%
12/31/2008        1.22            0              0          1.00%         -39.0%
12/31/2007        1.99            0              0          1.00%          -6.9%
12/31/2006        2.14            0              0          1.00%           5.0%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.85            0     $        0          0.75%          26.0%
12/31/2009        1.47            0              0          0.75%          19.3%
12/31/2008        1.23            0              0          0.75%         -38.8%
12/31/2007        2.02            0              0          0.75%          -6.7%
12/31/2006        2.16            0              0          0.75%           5.2%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.89            0     $        0          0.50%          26.3%
12/31/2009        1.49            0              0          0.50%          19.6%
12/31/2008        1.25            0              0          0.50%         -38.6%
12/31/2007        2.04            0              0          0.50%          -6.5%
12/31/2006        2.18            0              0          0.50%           5.5%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.92            0     $        0          0.25%          26.6%
12/31/2009        1.52            0              0          0.25%          19.9%
12/31/2008        1.27            0              0          0.25%         -38.5%
12/31/2007        2.06            0              0          0.25%          -6.2%
12/31/2006        2.20            0              0          0.25%           5.8%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.98            0     $        0          0.00%          26.9%
12/31/2009        1.56            0              0          0.00%          20.2%
12/31/2008        1.30            0              0          0.00%         -38.3%
12/31/2007        2.11            0              0          0.00%          -6.0%
12/31/2006        2.24            0              0          0.00%           6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.0%
2009                0.2%
2008                0.0%
2007                0.1%
2006                0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      American Century Strategic Allocation Aggressive A Class - 025085887

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $       8,569,155     $       7,280,838              1,124,560
Receivables: investments sold                   18,687     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $       8,587,842
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $       7,788,373             4,523,162      $            1.72
Band 100                                       227,551               129,782                   1.75
Band 75                                              -                     -                   1.79
Band 50                                         43,289                23,810                   1.82
Band 25                                              -                     -                   1.85
Band 0                                         528,629               278,790                   1.90
                                     -----------------     -----------------
 Total                               $       8,587,842             4,955,544
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $          56,206
Mortality & expense charges                                                                 (87,146)
                                                                                  -----------------
Net investment income (loss)                                                                (30,940)
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (261,142)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      1,275,974
                                                                                  -----------------
Net gain (loss)                                                                           1,014,832
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $         983,892
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (30,940)  $          (26,961)
Net realized gain (loss)                                              (261,142)            (179,344)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                 1,275,974            1,184,061
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      983,892              977,756
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                             2,476,782            2,903,447
Cost of units redeemed                                              (1,183,487)            (644,941)
Account charges                                                         (5,273)              (2,355)
                                                            ------------------   ------------------
Increase (decrease)                                                  1,288,022            2,256,151
                                                            ------------------   ------------------
Net increase (decrease)                                              2,271,914            3,233,907
Net assets, beginning                                                6,315,928            3,082,021
                                                            ------------------   ------------------
Net assets, ending                                          $        8,587,842   $        6,315,928
                                                            ==================   ==================
Units sold                                                           1,584,338            2,316,123
Units redeemed                                                        (795,467)            (669,386)
                                                            ------------------   ------------------
Net increase (decrease)                                                788,871            1,646,737
Units outstanding, beginning                                         4,166,673            2,519,936
                                                            ------------------   ------------------
Units outstanding, ending                                            4,955,544            4,166,673
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $       11,243,115
Cost of units redeemed/account charges                                                   (3,944,291)
Net investment income (loss)                                                                (40,396)
Net realized gain (loss)                                                                   (356,648)
Realized gain distributions                                                                 397,745
Net change in unrealized appreciation (depreciation)                                      1,288,317
                                                                                 ------------------
                                                                                 $        8,587,842
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.72        4,523     $    7,788          1.25%          13.6%
12/31/2009        1.52        4,075          6,175          1.25%          23.9%
12/31/2008        1.22        2,469          3,019          1.25%         -34.6%
12/31/2007        1.87        1,169          2,188          1.25%          13.2%
12/31/2006        1.65        1,019          1,684          1.25%          12.5%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.75          130     $      228          1.00%          13.9%
12/31/2009        1.54           92            141          1.00%          24.2%
12/31/2008        1.24           51             63          1.00%         -34.5%
12/31/2007        1.89           16             30          1.00%          13.5%
12/31/2006        1.67            0              0          1.00%          12.6%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.79            0     $        0          0.75%          14.2%
12/31/2009        1.56            0              0          0.75%          24.5%
12/31/2008        1.26            0              0          0.75%         -34.3%
12/31/2007        1.91            0              0          0.75%          13.8%
12/31/2006        1.68            0              0          0.75%          12.9%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.82           24     $       43          0.50%          14.5%
12/31/2009        1.59            0              0          0.50%          24.9%
12/31/2008        1.27            0              0          0.50%         -34.2%
12/31/2007        1.93            0              0          0.50%          14.0%
12/31/2006        1.69            0              0          0.50%          13.1%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.85            0     $        0          0.25%          14.8%
12/31/2009        1.61            0              0          0.25%          25.2%
12/31/2008        1.29            0              0          0.25%         -34.0%
12/31/2007        1.95            0              0          0.25%          14.3%
12/31/2006        1.71            0              0          0.25%          13.4%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.90          279     $      529          0.00%          15.1%
12/31/2009        1.65            0              0          0.00%          25.5%
12/31/2008        1.31            0              0          0.00%         -33.8%
12/31/2007        1.98            0              0          0.00%          14.6%
12/31/2006        1.73            0              0          0.00%          13.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.8%
2009                0.6%
2008                1.7%
2007                1.2%
2006                1.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
   American Century Strategic Allocation Aggressive Investor Class - 025085705

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $      30,283,296     $      28,295,371              3,979,408
Receivables: investments sold                   39,800     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $      30,323,096
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
Band 125                             $      29,610,196            19,558,136      $            1.51
Band 100                                             -                     -                   1.54
Band 75                                              -                     -                   1.57
Band 50                                              -                     -                   1.60
Band 25                                              -                     -                   1.63
Band 0                                         712,900               422,965                   1.69
                                     -----------------     -----------------
 Total                               $      30,323,096            19,981,101
                                     =================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $         334,701
Mortality & expense charges                                                                (315,157)
                                                                                  -----------------
Net investment income (loss)                                                                 19,544
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (428,772)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      3,974,908
                                                                                  -----------------
Net gain (loss)                                                                           3,546,136
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $       3,565,680
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           19,544   $          (69,564)
Net realized gain (loss)                                              (428,772)            (777,049)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                 3,974,908            5,187,520
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                    3,565,680            4,340,907
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                             6,718,962            7,777,660
Cost of units redeemed                                              (3,072,474)          (3,987,852)
Account charges                                                         (4,289)              (5,875)
                                                            ------------------   ------------------
Increase (decrease)                                                  3,642,199            3,783,933
                                                            ------------------   ------------------
Net increase (decrease)                                              7,207,879            8,124,840
Net assets, beginning                                               23,115,217           14,990,377
                                                            ------------------   ------------------
Net assets, ending                                          $       30,323,096   $       23,115,217
                                                            ==================   ==================
Units sold                                                           5,401,412            7,275,908
Units redeemed                                                      (2,807,730)          (3,918,445)
                                                            ------------------   ------------------
Net increase (decrease)                                              2,593,682            3,357,463
Units outstanding, beginning                                        17,387,419           14,029,956
                                                            ------------------   ------------------
Units outstanding, ending                                           19,981,101           17,387,419
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                        $       43,575,593
Cost of units redeemed/account charges                                                 (16,839,386)
Net investment income (loss)                                                               152,855
Net realized gain (loss)                                                                  (983,184)
Realized gain distributions                                                              2,429,293
Net change in unrealized appreciation (depreciation)                                     1,987,925
                                                                                ------------------
                                                                                $       30,323,096
                                                                                ==================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                            BAND 125
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.51       19,558     $   29,610          1.25%          13.9%
12/31/2009        1.33       17,387         23,115          1.25%          24.4%
12/31/2008        1.07       14,030         14,990          1.25%         -34.9%
12/31/2007        1.64        9,397         15,428          1.25%          13.4%
12/31/2006        1.45        5,128          7,422          1.25%          13.1%

                                            BAND 100
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54            0     $        0          1.00%          14.2%
12/31/2009        1.35            0              0          1.00%          24.7%
12/31/2008        1.08            0              0          1.00%         -34.8%
12/31/2007        1.66            0              0          1.00%          13.7%
12/31/2006        1.46            0              0          1.00%          13.6%

                                            BAND 75
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          0.75%          14.5%
12/31/2009        1.37            0              0          0.75%          25.0%
12/31/2008        1.10            0              0          0.75%         -34.6%
12/31/2007        1.68            0              0          0.75%          14.0%
12/31/2006        1.47            0              0          0.75%          13.9%

                                            BAND 50
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.50%          14.7%
12/31/2009        1.39            0              0          0.50%          25.4%
12/31/2008        1.11            0              0          0.50%         -34.4%
12/31/2007        1.69            0              0          0.50%          14.3%
12/31/2006        1.48            0              0          0.50%          14.2%

                                            BAND 25
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.63            0     $        0          0.25%          15.0%
12/31/2009        1.42            0              0          0.25%          25.7%
12/31/2008        1.13            0              0          0.25%         -34.3%
12/31/2007        1.71            0              0          0.25%          14.6%
12/31/2006        1.49            0              0          0.25%          14.5%

                                            BAND 0
            --------------------------------------------------------------------
                                                       Expense as
                              Units                        a % of
                        Outstanding     Net Assets    Average Net
            Unit Value       (000s)         (000s)         Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.69          423   $        713          0.00%          15.3%
12/31/2009        1.46            0              0          0.00%          26.0%
12/31/2008        1.16            0              0          0.00%         -34.1%
12/31/2007        1.76            0              0          0.00%          14.9%
12/31/2006        1.53            0              0          0.00%          14.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                1.3%
2009                0.9%
2008                1.7%
2007                1.8%
2006                1.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
     American Century Strategic Allocation Conservative A Class - 025085309

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,570,339    $        3,275,583                  646,800
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (5,250)
                                    ------------------
Net assets                          $        3,565,089
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,389,835             2,390,868     $               1.42
Band 100                                        67,808                46,967                     1.44
Band 75                                              -                     -                     1.47
Band 50                                              -                     -                     1.50
Band 25                                              -                     -                     1.52
Band 0                                         107,446                69,102                     1.55
                                    ------------------   -------------------
 Total                              $        3,565,089             2,506,937
                                    ==================   ===================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             45,945
Mortality & expense charges                                                                   (37,265)
                                                                                 --------------------
Net investment income (loss)                                                                    8,680
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (10,472)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          254,701
                                                                                 --------------------
Net gain (loss)                                                                               244,229
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            252,909
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            8,680     $           12,690
Net realized gain (loss)                                               (10,472)              (162,162)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   254,701                434,663

                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      252,909                285,191
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,324,278              1,027,149
Cost of units redeemed                                                (647,619)              (930,727)
Account charges                                                         (2,092)                (1,426)
                                                            ------------------     ------------------
Increase (decrease)                                                    674,567                 94,996
                                                            ------------------     ------------------
Net increase (decrease)                                                927,476                380,187
Net assets, beginning                                                2,637,613              2,257,426
                                                            ------------------     ------------------
Net assets, ending                                          $        3,565,089     $        2,637,613
                                                            ==================     ==================
Units sold                                                             992,219                866,325
Units redeemed                                                        (494,678)              (798,359)
                                                            ------------------     ------------------
Net increase (decrease)                                                497,541                 67,966
Units outstanding, beginning                                         2,009,396              1,941,430
                                                            ------------------     ------------------
Units outstanding, ending                                            2,506,937              2,009,396
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,650,659
Cost of units redeemed/account charges                                                     (3,312,923)
Net investment income (loss)                                                                   64,975
Net realized gain (loss)                                                                     (250,921)
Realized gain distributions                                                                   118,543
Net change in unrealized appreciation (depreciation)                                          294,756
                                                                                   ------------------
                                                                                   $        3,565,089
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42        2,391     $    3,390          1.25%           8.0%
12/31/2009          1.31        1,973          2,590          1.25%          12.9%
12/31/2008          1.16        1,941          2,256          1.25%         -16.7%
12/31/2007          1.40        1,039          1,449          1.25%           5.5%
12/31/2006          1.32          510            674          1.25%           7.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44           47     $       68          1.00%           8.3%
12/31/2009          1.33           36             48          1.00%          13.1%
12/31/2008          1.18            1              1          1.00%         -16.5%
12/31/2007          1.41            0              0          1.00%           5.8%
12/31/2006          1.33            0              0          1.00%           7.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.75%           8.6%
12/31/2009          1.35            0              0          0.75%          13.4%
12/31/2008          1.19            0              0          0.75%         -16.3%
12/31/2007          1.43            0              0          0.75%           6.1%
12/31/2006          1.34            0              0          0.75%           7.9%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.50            0     $        0          0.50%           8.9%
12/31/2009          1.38            0              0          0.50%          13.7%
12/31/2008          1.21            0              0          0.50%         -16.1%
12/31/2007          1.44            0              0          0.50%           6.3%
12/31/2006          1.36            0              0          0.50%           8.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.52            0     $        0          0.25%           9.1%
12/31/2009          1.40            0              0          0.25%          14.0%
12/31/2008          1.23            0              0          0.25%         -15.8%
12/31/2007          1.46            0              0          0.25%           6.6%
12/31/2006          1.37            0              0          0.25%           8.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.55           69     $      107          0.00%           9.4%
12/31/2009          1.42            0              0          0.00%          14.3%
12/31/2008          1.24            0              0          0.00%         -15.6%
12/31/2007          1.47            0              0          0.00%           6.9%
12/31/2006          1.38            0              0          0.00%           8.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.5%
2009                     1.7%
2008                     2.7%
2007                     2.5%
2006                     2.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
  American Century Strategic Allocation Conservative Investor Class - 025085101

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,964,227    $        7,227,888                1,442,794
Receivables: investments sold                    2,355    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,966,582
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,890,138             5,064,759     $               1.36
Band 100                                             -                     -                     1.39
Band 75                                              -                     -                     1.41
Band 50                                              -                     -                     1.44
Band 25                                              -                     -                     1.46
Band 0                                       1,076,444               710,756                     1.51
                                    ------------------    ------------------
 Total                              $        7,966,582             5,775,515
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            127,000
Mortality & expense charges                                                                   (79,397)
                                                                                 --------------------
Net investment income (loss)                                                                   47,603
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (157,141)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          702,878
                                                                                 --------------------
Net gain (loss)                                                                               545,737
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            593,340
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           47,603     $           39,699
Net realized gain (loss)                                              (157,141)              (157,984)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   702,878                789,774
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      593,340                671,489
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,864,655              2,279,798
Cost of units redeemed                                              (3,566,164)            (1,142,418)
Account charges                                                           (814)                (1,470)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,297,677              1,135,910
                                                            ------------------     ------------------
Net increase (decrease)                                              1,891,017              1,807,399
Net assets, beginning                                                6,075,565              4,268,166
                                                            ------------------     ------------------
Net assets, ending                                          $        7,966,582     $        6,075,565
                                                            ==================     ==================
Units sold                                                           3,723,328              2,037,807
Units redeemed                                                      (2,786,086)            (1,044,264)
                                                            ------------------     ------------------
Net increase (decrease)                                                937,242                993,543
Units outstanding, beginning                                         4,838,273              3,844,730
                                                            ------------------     ------------------
Units outstanding, ending                                            5,775,515              4,838,273
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       16,427,481
Cost of units redeemed/account charges                                                     (9,558,217)
Net investment income (loss)                                                                  270,518
Net realized gain (loss)                                                                     (283,412)
Realized gain distributions                                                                   373,873
Net change in unrealized appreciation (depreciation)                                          736,339
                                                                                   ------------------
                                                                                   $        7,966,582
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36        5,065     $    6,890          1.25%           8.3%
12/31/2009          1.26        4,838          6,076          1.25%          13.1%
12/31/2008          1.11        3,845          4,268          1.25%         -16.4%
12/31/2007          1.33        2,278          3,026          1.25%           5.7%
12/31/2006          1.26        2,034          2,555          1.25%           7.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39            0     $        0          1.00%           8.6%
12/31/2009          1.28            0              0          1.00%          13.4%
12/31/2008          1.12            0              0          1.00%         -16.2%
12/31/2007          1.34            0              0          1.00%           6.0%
12/31/2006          1.27            0              0          1.00%           7.9%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41            0     $        0          0.75%           8.9%
12/31/2009          1.30            0              0          0.75%          13.7%
12/31/2008          1.14            0              0          0.75%         -16.0%
12/31/2007          1.36            0              0          0.75%           6.3%
12/31/2006          1.28            0              0          0.75%           8.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44            0     $        0          0.50%           9.2%
12/31/2009          1.32            0              0          0.50%          14.0%
12/31/2008          1.15            0              0          0.50%         -15.8%
12/31/2007          1.37            0              0          0.50%           6.5%
12/31/2006          1.29            0              0          0.50%           8.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          0.25%           9.4%
12/31/2009          1.34            0              0          0.25%          14.3%
12/31/2008          1.17            0              0          0.25%         -15.6%
12/31/2007          1.39            0              0          0.25%           6.8%
12/31/2006          1.30            0              0          0.25%           8.7%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.51         711      $    1,076          0.00%           9.7%
12/31/2009          1.38           0               0          0.00%          14.5%
12/31/2008          1.21           0               0          0.00%         -15.4%
12/31/2007          1.42           0               0          0.00%           7.1%
12/31/2006          1.33           0               0          0.00%           8.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.8%
2009                     2.0%
2008                     2.6%
2007                     2.9%
2006                     2.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       American Century Strategic Allocation Moderate A Class - 025085606

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       18,277,855    $       15,900,400                2,803,352
Receivables: investments sold                   14,391    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       18,292,246
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       17,229,267            10,739,209     $               1.60
Band 100                                       697,025               426,668                     1.63
Band 75                                              -                     -                     1.66
Band 50                                         20,101                11,866                     1.69
Band 25                                              -                     -                     1.73
Band 0                                         345,853               195,762                     1.77
                                    ------------------    ------------------
 Total                              $       18,292,246            11,373,505
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            240,782
Mortality & expense charges                                                                  (223,452)
                                                                                 --------------------
Net investment income (loss)                                                                   17,330
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    2,031,559
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (8,168)
                                                                                 --------------------
Net gain (loss)                                                                             2,023,391
                                                                                 --------------------
Increase (decrease) in net assets from operation                                 $          2,040,721
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           17,330     $           53,431
Net realized gain (loss)                                             2,031,559             (1,295,541)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    (8,168)             3,977,890
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,040,721              2,735,780
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            12,288,936             13,605,916
Cost of units redeemed                                             (15,388,309)            (9,806,178)
Account charges                                                        (11,023)                (9,493)
                                                            ------------------     ------------------
Increase (decrease)                                                 (3,110,396)             3,790,245
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,069,675)             6,526,025
Net assets, beginning                                               19,361,921             12,835,896
                                                            ------------------     ------------------
Net assets, ending                                          $       18,292,246     $       19,361,921
                                                            ==================     ==================
Units sold                                                          11,962,509             18,497,398
Units redeemed                                                     (13,921,784)           (15,696,144)
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,959,275)             2,801,254
Units outstanding, beginning                                        13,332,780             10,531,526
                                                            ------------------     ------------------
Units outstanding, ending                                           11,373,505             13,332,780
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       63,147,014
Cost of units redeemed/account charges                                                    (47,235,631)
Net investment income (loss)                                                                  253,516
Net realized gain (loss)                                                                   (1,456,631)
Realized gain distributions                                                                 1,206,523
Net change in unrealized appreciation (depreciation)                                        2,377,455
                                                                                   ------------------
                                                                                   $       18,292,246
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.60       10,739     $   17,229          1.25%           11.1%
12/31/2009          1.44        8,770         12,667          1.25%           19.1%
12/31/2008          1.21        6,418          7,782          1.25%          -26.8%
12/31/2007          1.66        2,394          3,967          1.25%            9.2%
12/31/2006          1.52        2,216          3,364          1.25%           10.8%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.63          427     $      697          1.00%          11.3%
12/31/2009          1.47        4,563          6,695          1.00%          19.4%
12/31/2008          1.23        4,114          5,054          1.00%         -26.7%
12/31/2007          1.67        2,568          4,302          1.00%           9.5%
12/31/2006          1.53          918          1,405          1.00%          10.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.66            0     $        0          0.75%          11.6%
12/31/2009          1.49            0              0          0.75%          19.7%
12/31/2008          1.24            0              0          0.75%         -26.5%
12/31/2007          1.69            0              0          0.75%           9.7%
12/31/2006          1.54            0              0          0.75%          11.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.69           12     $      20           0.50%          11.9%
12/31/2009          1.51            0             0           0.50%          20.0%
12/31/2008          1.26            0             0           0.50%         -26.3%
12/31/2007          1.71            0             0           0.50%          10.0%
12/31/2006          1.56            0             0           0.50%          11.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.73            0     $        0          0.25%          12.2%
12/31/2009          1.54            0              0          0.25%          20.3%
12/31/2008          1.28            0              0          0.25%         -26.1%
12/31/2007          1.73            0              0          0.25%          10.3%
12/31/2006          1.57            0              0          0.25%          11.7%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.77          196     $      346          0.00%          12.5%
12/31/2009          1.57            0              0          0.00%          20.6%
12/31/2008          1.30            0              0          0.00%         -25.9%
12/31/2007          1.76            0              0          0.00%          10.6%
12/31/2006          1.59            0              0          0.00%          12.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.3%
2009                     1.4%
2008                     2.3%
2007                     1.7%
2006                     1.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
    American Century Strategic Allocation Moderate Investor Class - 025085408

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       57,441,389    $       48,837,130                8,796,537
Receivables: investments sold                   67,210    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       57,508,599
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $      51,649,110             35,016,821     $               1.47
Band 100                                            -                      -                     1.50
Band 75                                             -                      -                     1.53
Band 50                                             -                      -                     1.56
Band 25                                             -                      -                     1.59
Band 0                                      5,859,489              3,568,225                     1.64
                                    -----------------     ------------------
 Total                              $      57,508,599             38,585,046
                                    =================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            790,846
Mortality & expense charges                                                                  (587,561)
                                                                                 --------------------
Net investment income (loss)                                                                  203,285
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (816,138)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        6,255,487
                                                                                 --------------------
Net gain (loss)                                                                             5,439,349
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          5,642,634
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          203,285     $          191,232
Net realized gain (loss)                                              (816,138)            (1,422,733)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 6,255,487              8,454,073
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    5,642,634              7,222,572
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            19,642,916             12,492,798
Cost of units redeemed                                             (12,409,793)            (6,545,103)
Account charges                                                         (6,657)                (6,182)
                                                            ------------------     ------------------
Increase (decrease)                                                  7,226,466              5,941,513
                                                            ------------------     ------------------
Net increase (decrease)                                             12,869,100             13,164,085
Net assets, beginning                                               44,639,499             31,475,414
                                                            ------------------     ------------------
Net assets, ending                                          $       57,508,599     $       44,639,499
                                                            ==================     ==================
Units sold                                                          14,828,272             12,606,955
Units redeemed                                                      (9,942,723)            (7,325,413)
                                                            ------------------     ------------------
Net increase (decrease)                                              4,885,549              5,281,542
Units outstanding, beginning                                        33,699,497             28,417,955
                                                            ------------------     ------------------
Units outstanding, ending                                           38,585,046             33,699,497
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       85,005,328
Cost of units redeemed/account charges                                                    (34,088,196)
Net investment income (loss)                                                                  997,219
Net realized gain (loss)                                                                   (6,357,164)
Realized gain distributions                                                                 3,347,153
Net change in unrealized appreciation (depreciation)                                        8,604,259
                                                                                   ------------------
                                                                                   $       57,508,599
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47       35,017     $   51,649          1.25%          11.4%
12/31/2009          1.32       33,699         44,639          1.25%          19.6%
12/31/2008          1.11       28,418         31,475          1.25%         -26.6%
12/31/2007          1.51       16,261         24,542          1.25%           9.4%
12/31/2006          1.38        6,701          9,246          1.25%          11.3%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.50            0     $        0          1.00%          11.6%
12/31/2009          1.35            0              0          1.00%          19.9%
12/31/2008          1.12            0              0          1.00%         -26.4%
12/31/2007          1.53            0              0          1.00%           9.7%
12/31/2006          1.39            0              0          1.00%          11.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.53            0     $        0          0.75%          11.9%
12/31/2009          1.37            0              0          0.75%          20.2%
12/31/2008          1.14            0              0          0.75%         -26.2%
12/31/2007          1.54            0              0          0.75%           9.9%
12/31/2006          1.40            0              0          0.75%          11.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.50%          12.2%
12/31/2009          1.39            0              0          0.50%          20.5%
12/31/2008          1.15            0              0          0.50%         -26.1%
12/31/2007          1.56            0              0          0.50%          10.2%
12/31/2006          1.41            0              0          0.50%          11.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.59            0     $        0          0.25%          12.5%
12/31/2009          1.41            0              0          0.25%          20.8%
12/31/2008          1.17            0              0          0.25%         -25.9%
12/31/2007          1.57            0              0          0.25%          10.5%
12/31/2006          1.43            0              0          0.25%          11.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.64        3,568     $    5,859          0.00%          12.8%
12/31/2009          1.46            0              0          0.00%          21.1%
12/31/2008          1.20            0              0          0.00%         -25.7%
12/31/2007          1.62            0              0          0.00%          10.8%
12/31/2006          1.46            0              0          0.00%          12.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.5%
2009                     1.7%
2008                     2.4%
2007                     2.0%
2006                     2.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                American Century Ultra Advisor Class - 025083858

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          469,142    $          452,901                   21,276
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (219)
                                    ------------------
Net assets                          $          468,923
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          468,923               352,432     $               1.33
Band 100                                             -                     -                     1.35
Band 75                                              -                     -                     1.38
Band 50                                              -                     -                     1.40
Band 25                                              -                     -                     1.43
Band 0                                               -                     -                     1.47
                                    ------------------    ------------------
 Total                              $          468,923               352,432
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (5,140)
                                                                                 --------------------
Net investment income (loss)                                                                   (5,140)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (59,085)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          126,646
                                                                                 --------------------
Net gain (loss)                                                                                67,561
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             62,421
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (5,140)    $           (3,066)
Net realized gain (loss)                                               (59,085)               (24,023)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   126,646                122,866
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       62,421                 95,777
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               122,323                 65,691
Cost of units redeemed                                                (113,826)               (24,372)
Account charges                                                           (274)                  (316)
                                                            ------------------     ------------------
Increase (decrease)                                                      8,223                 41,003
                                                            ------------------     ------------------
Net increase (decrease)                                                 70,644                136,780
Net assets, beginning                                                  398,279                261,499
                                                            ------------------     ------------------
Net assets, ending                                          $          468,923     $          398,279
                                                            ==================     ==================
Units sold                                                             108,825                 70,412
Units redeemed                                                        (100,194)               (27,662)
                                                            ------------------     ------------------
Net increase (decrease)                                                  8,631                 42,750
Units outstanding, beginning                                           343,801                301,051
                                                            ------------------     ------------------
Units outstanding, ending                                              352,432                343,801
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,033,653
Cost of units redeemed/account charges                                                       (590,609)
Net investment income (loss)                                                                  (27,358)
Net realized gain (loss)                                                                     (107,667)
Realized gain distributions                                                                   144,663
Net change in unrealized appreciation (depreciation)                                           16,241
                                                                                   ------------------
                                                                                   $          468,923
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33          352     $      469          1.25%          14.9%
12/31/2009          1.16          344            398          1.25%          33.4%
12/31/2008          0.87          301            261          1.25%         -42.6%
12/31/2007          1.51          295            447          1.25%          19.8%
12/31/2006          1.26          392            495          1.25%          -3.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35            0     $        0          1.00%          15.1%
12/31/2009          1.18            0              0          1.00%          33.7%
12/31/2008          0.88            0              0          1.00%         -42.5%
12/31/2007          1.53            0              0          1.00%          20.5%
12/31/2006          1.27            0              0          1.00%          -4.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.75%          15.4%
12/31/2009          1.20            0              0          0.75%          34.0%
12/31/2008          0.89            0              0          0.75%         -42.4%
12/31/2007          1.55            0              0          0.75%          20.9%
12/31/2006          1.28            0              0          0.75%          -4.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40            0     $        0          0.50%          15.7%
12/31/2009          1.21            0              0          0.50%          34.4%
12/31/2008          0.90            0              0          0.50%         -42.2%
12/31/2007          1.56            0              0          0.50%          21.2%
12/31/2006          1.29            0              0          0.50%          -4.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.43            0     $        0          0.25%          16.0%
12/31/2009          1.23            0              0          0.25%          34.7%
12/31/2008          0.92            0              0          0.25%         -42.1%
12/31/2007          1.58            0              0          0.25%          21.1%
12/31/2006          1.31            0              0          0.25%          -4.7%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47           0      $        0          0.00%          16.3%
12/31/2009          1.26           0               0          0.00%          35.0%
12/31/2008          0.93           0               0          0.00%         -41.9%
12/31/2007          1.61           0               0          0.00%          21.3%
12/31/2006          1.32           0               0          0.00%          -5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.3%
2008                     0.2%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                American Century Ultra Investor Class - 025083882

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        240,143     $       210,776              10,602
Receivables: investments sold                           510     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $        240,653
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $        240,653             101,485     $          2.37
Band 100                                                  -                   -                2.41
Band 75                                                   -                   -                2.46
Band 50                                                   -                   -                2.50
Band 25                                                   -                   -                2.55
Band 0                                                    -                   -                2.92
                                           ----------------     ---------------
 Total                                     $        240,653             101,485
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $           476
Mortality & expense charges                                                                  (2,679)
                                                                                    ---------------
Net investment income (loss)                                                                 (2,203)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (987)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         35,249
                                                                                    ---------------
Net gain (loss)                                                                              34,262
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        32,059
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (2,203)      $           (1,354)
Net realized gain (loss)                                                   (987)                 (40,303)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     35,249                   92,517
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        32,059                   50,860
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 19,717                  (17,380)
Cost of units redeemed                                                  (19,593)                 (32,543)
Account charges                                                             (31)                     (29)
                                                             ------------------       ------------------
Increase (decrease)                                                          93                  (49,952)
                                                             ------------------       ------------------
Net increase (decrease)                                                  32,152                      908
Net assets, beginning                                                   208,501                  207,593
                                                             ------------------       ------------------
Net assets, ending                                           $          240,653       $          208,501
                                                             ==================       ==================
Units sold                                                                9,400                   11,844
Units redeemed                                                           (9,133)                 (45,344)
                                                             ------------------       ------------------
Net increase (decrease)                                                     267                  (33,500)
Units outstanding, beginning                                            101,218                  134,718
                                                             ------------------       ------------------
Units outstanding, ending                                               101,485                  101,218
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        2,923,848
Cost of units redeemed/account charges                                                        (2,843,116)
Net investment income (loss)                                                                     (42,774)
Net realized gain (loss)                                                                          83,185
Realized gain distributions                                                                       90,143
Net change in unrealized appreciation (depreciation)                                              29,367
                                                                                      ------------------
                                                                                      $          240,653
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.37                101       $       241            1.25%            15.1%
12/31/2009            2.06                101               209            1.25%            33.7%
12/31/2008            1.54                135               208            1.25%           -42.5%
12/31/2007            2.68                 71               191            1.25%            20.3%
12/31/2006            2.23                289               643            1.25%            -4.5%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.41                  0       $         0            1.00%            15.4%
12/31/2009            2.09                  0                 0            1.00%            34.0%
12/31/2008            1.56                  0                 0            1.00%           -42.3%
12/31/2007            2.71                  0                 0            1.00%            20.6%
12/31/2006            2.24                  0                 0            1.00%            -4.2%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.46                  0       $         0            0.75%            15.7%
12/31/2009            2.13                  0                 0            0.75%            34.3%
12/31/2008            1.58                  0                 0            0.75%           -42.2%
12/31/2007            2.74                  0                 0            0.75%            20.9%
12/31/2006            2.26                  0                 0            0.75%            -4.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.50                  0       $         0            0.50%            16.0%
12/31/2009            2.16                  0                 0            0.50%            34.7%
12/31/2008            1.60                  0                 0            0.50%           -42.0%
12/31/2007            2.76                  0                 0            0.50%            21.2%
12/31/2006            2.28                  0                 0            0.50%            -3.8%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.55                  0       $         0            0.25%            16.3%
12/31/2009            2.19                  0                 0            0.25%            35.0%
12/31/2008            1.62                  0                 0            0.25%           -41.9%
12/31/2007            2.79                  0                 0            0.25%            21.5%
12/31/2006            2.30                  0                 0            0.25%            -3.5%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.92                  0       $         0            0.00%            16.6%
12/31/2009            2.51                  0                 0            0.00%            35.4%
12/31/2008            1.85                  0                 0            0.00%           -41.7%
12/31/2007            3.18                  0                 0            0.00%            21.8%
12/31/2006            2.61                  0                 0            0.00%            -3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.2%
2009                 0.5%
2008                 0.6%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                American Century Vista Investor Class - 025083841

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      2,602,561     $     1,911,574             155,748
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                      (3,034)
                                           ----------------
Net assets                                 $      2,599,527
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $      2,599,527           2,921,496     $          0.89
Band 100                                                  -                   -                0.90
Band 75                                                   -                   -                0.91
Band 50                                                   -                   -                0.91
Band 25                                                   -                   -                0.92
Band 0                                                    -                   -                0.93
                                           ----------------     ---------------
 Total                                     $      2,599,527           2,921,496
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                 (38,710)
                                                                                    ---------------
Net investment income (loss)                                                                (38,710)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     85,069
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        503,304
                                                                                    ---------------
Net gain (loss)                                                                             588,373
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       549,663
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (38,710)      $          (36,330)
Net realized gain (loss)                                                 85,069                 (366,840)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    503,304                  978,272
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       549,663                  575,102
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                619,416                  511,648
Cost of units redeemed                                               (1,852,105)                (412,734)
Account charges                                                          (2,558)                  (1,914)
                                                             ------------------       ------------------
Increase (decrease)                                                  (1,235,247)                  97,000
                                                             ------------------       ------------------
Net increase (decrease)                                                (685,584)                 672,102
Net assets, beginning                                                 3,285,111                2,613,009
                                                             ------------------       ------------------
Net assets, ending                                           $        2,599,527       $        3,285,111
                                                             ==================       ==================
Units sold                                                              864,870                1,016,204
Units redeemed                                                       (2,459,897)                (823,128)
                                                             ------------------       ------------------
Net increase (decrease)                                              (1,595,027)                 193,076
Units outstanding, beginning                                          4,516,523                4,323,447
                                                             ------------------       ------------------
Units outstanding, ending                                             2,921,496                4,516,523
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        5,092,759
Cost of units redeemed/account charges                                                        (2,806,330)
Net investment income (loss)                                                                     (93,458)
Net realized gain (loss)                                                                        (419,939)
Realized gain distributions                                                                      135,508
Net change in unrealized appreciation (depreciation)                                             690,987
                                                                                      ------------------
                                                                                      $        2,599,527
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.89              2,921       $     2,600            1.25%            22.3%
12/31/2009            0.73              4,517             3,285            1.25%            20.3%
12/31/2008            0.60              4,323             2,613            1.25%           -49.3%
12/31/2007            1.19              1,150             1,371            1.25%            19.3%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.90                  0        $        0            1.00%            22.6%
12/31/2009            0.73                  0                 0            1.00%            20.6%
12/31/2008            0.61                  0                 0            1.00%           -49.2%
12/31/2007            1.19                  0                 0            1.00%            19.4%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.91                  0       $         0            0.75%            22.9%
12/31/2009            0.74                  0                 0            0.75%            20.9%
12/31/2008            0.61                  0                 0            0.75%           -49.1%
12/31/2007            1.20                  0                 0            0.75%            19.6%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.91                  0       $         0            0.50%            23.3%
12/31/2009            0.74                  0                 0            0.50%            21.3%
12/31/2008            0.61                  0                 0            0.50%           -48.9%
12/31/2007            1.20                  0                 0            0.50%            19.8%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.92                  0       $         0            0.25%            23.6%
12/31/2009            0.75                  0                 0            0.25%            21.6%
12/31/2008            0.61                  0                 0            0.25%           -48.8%
12/31/2007            1.20                  0                 0            0.25%            20.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.93                  0       $         0            0.00%            23.9%
12/31/2009            0.75                  0                 0            0.00%            21.9%
12/31/2008            0.62                  0                 0            0.00%           -48.7%
12/31/2007            1.20                  0                 0            0.00%            20.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%
2008                 0.0%
2007                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          American Century VP Capital Appreciation I Class - 024936304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     14,384,917     $    11,808,371           1,017,320
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                      (8,383)
                                           ----------------
Net assets                                 $     14,376,534
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $     13,808,660           5,326,784     $          2.59
Band 100                                                  -                   -                2.64
Band 75                                                   -                   -                2.69
Band 50                                                   -                   -                2.74
Band 25                                             567,874             203,738                2.79
Band 0                                                    -                   -                2.84
                                           ----------------     ---------------
 Total                                     $     14,376,534           5,530,522
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                (147,148)
                                                                                    ---------------
Net investment income (loss)                                                               (147,148)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    240,312
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      3,149,140
                                                                                    ---------------
Net gain (loss)                                                                           3,389,452
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     3,242,304
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (147,148)      $          (42,402)
Net realized gain (loss)                                                240,312                 (198,776)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                  3,149,140                3,127,364
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     3,242,304                2,886,186
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              3,132,745                2,937,907
Cost of units redeemed                                               (3,157,585)              (3,228,180)
Account charges                                                          (9,495)                 (11,400)
                                                             ------------------       ------------------
Increase (decrease)                                                     (34,335)                (301,673)
                                                             ------------------       ------------------
Net increase (decrease)                                               3,207,969                2,584,513
Net assets, beginning                                                11,168,565                8,584,052
                                                             ------------------       ------------------
Net assets, ending                                           $       14,376,534       $       11,168,565
                                                             ==================       ==================
Units sold                                                            1,550,578                1,790,574
Units redeemed                                                       (1,597,355)              (2,021,516)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (46,777)                (230,942)
Units outstanding, beginning                                          5,577,299                5,808,241
                                                             ------------------       ------------------
Units outstanding, ending                                             5,530,522                5,577,299
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $       52,074,117
Cost of units redeemed/account charges                                                       (42,780,690)
Net investment income (loss)                                                                    (851,521)
Net realized gain (loss)                                                                        (635,441)
Realized gain distributions                                                                    3,993,523
Net change in unrealized appreciation (depreciation)                                           2,576,546
                                                                                      ------------------
                                                                                      $       14,376,534
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/1/1994

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.59              5,327       $    13,809            1.25%            29.7%
12/31/2009            2.00              5,438            10,872            1.25%            35.4%
12/31/2008            1.48              5,734             8,469            1.25%           -46.9%
12/31/2007            2.78              5,709            15,864            1.25%            44.0%
12/31/2006            1.93              5,853            11,296            1.25%            15.6%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.64                  0       $         0            1.00%            30.0%
12/31/2009            2.03                  0                 0            1.00%            35.7%
12/31/2008            1.50                  0                 0            1.00%           -46.7%
12/31/2007            2.81                  0                 0            1.00%            44.3%
12/31/2006            1.95                  0                 0            1.00%            16.1%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.69                  0       $         0            0.75%            30.3%
12/31/2009            2.06                  0                 0            0.75%            36.0%
12/31/2008            1.52                  0                 0            0.75%           -46.6%
12/31/2007            2.84                  0                 0            0.75%            44.7%
12/31/2006            1.96                  0                 0            0.75%            16.3%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.74                  0       $         0            0.50%            30.6%
12/31/2009            2.10                  0                 0            0.50%            36.4%
12/31/2008            1.54                  0                 0            0.50%           -46.5%
12/31/2007            2.87                  0                 0            0.50%            45.1%
12/31/2006            1.98                  0                 0            0.50%            16.6%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $    2.79                 204       $       568            0.25%            31.0%
12/31/2009           2.13                 139               296            0.25%            36.7%
12/31/2008           1.56                  74               115            0.25%           -46.3%
12/31/2007           2.90                   0                 0            0.25%            45.4%
12/31/2006           1.99                   0                 0            0.25%            16.9%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.84                  0       $         0            0.00%            31.3%
12/31/2009            2.16                  0                 0            0.00%            37.1%
12/31/2008            1.58                  0                 0            0.00%           -46.2%
12/31/2007            2.93                  0                 0            0.00%            45.8%
12/31/2006            2.01                  0                 0            0.00%            17.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.7%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 American Funds AMCAP Fund R3 Class - 023375850

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        962,505     $       793,959              51,803
Receivables: investments sold                           108     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $        962,613
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $        365,301             346,382     $          1.05
Band 100                                                  -                   -                1.07
Band 75                                                   -                   -                1.08
Band 50                                                   -                   -                1.09
Band 25                                                   -                   -                1.11
Band 0                                              597,312             532,092                1.12
                                           ----------------     ---------------
 Total                                     $        962,613             878,474
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $         1,722
Mortality & expense charges                                                                  (4,016)
                                                                                    ---------------
Net investment income (loss)                                                                 (2,294)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (9,738)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        117,759
                                                                                    ---------------
Net gain (loss)                                                                             108,021
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       105,727
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (2,294)      $            1,704
Net realized gain (loss)                                                 (9,738)                 (18,724)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    117,759                  163,766
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       105,727                  146,746
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                274,171                  465,529
Cost of units redeemed                                                 (122,106)                (170,418)
Account charges                                                            (943)                     (87)
                                                             ------------------       ------------------
Increase (decrease)                                                     151,122                  295,024
                                                             ------------------       ------------------
Net increase (decrease)                                                 256,849                  441,770
Net assets, beginning                                                   705,764                  263,994
                                                             ------------------       ------------------
Net assets, ending                                           $          962,613       $          705,764
                                                             ==================       ==================
Units sold                                                              276,379                  549,102
Units redeemed                                                         (126,241)                (194,342)
                                                             ------------------       ------------------
Net increase (decrease)                                                 150,138                  354,760
Units outstanding, beginning                                            728,336                  373,576
                                                             ------------------       ------------------
Units outstanding, ending                                               878,474                  728,336
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        1,465,757
Cost of units redeemed/account charges                                                          (624,182)
Net investment income (loss)                                                                      (1,040)
Net realized gain (loss)                                                                         (60,252)
Realized gain distributions                                                                       13,784
Net change in unrealized appreciation (depreciation)                                             168,546
                                                                                      ------------------
                                                                                      $          962,613
                                                                                      ==================

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.05                346       $       365            1.25%            12.2%
12/31/2009            0.94                290               272            1.25%            37.0%
12/31/2008            0.69                 78                54            1.25%           -38.6%
12/31/2007            1.12                 17                19            1.25%             5.8%
12/31/2006            1.06                 36                38            1.25%             5.6%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.07                  0       $         0            1.00%            12.5%
12/31/2009            0.95                  0                 0            1.00%            37.4%
12/31/2008            0.69                  0                 0            1.00%           -38.4%
12/31/2007            1.12                  0                 0            1.00%             6.0%
12/31/2006            1.06                  0                 0            1.00%             5.9%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                  0       $         0            0.75%            12.8%
12/31/2009            0.96                  0                 0            0.75%            37.7%
12/31/2008            0.70                  0                 0            0.75%           -38.3%
12/31/2007            1.13                  0                 0            0.75%             6.3%
12/31/2006            1.06                  0                 0            0.75%             6.2%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.50%            13.0%
12/31/2009            0.97                  0                 0            0.50%            38.1%
12/31/2008            0.70                  0                 0            0.50%           -38.1%
12/31/2007            1.13                  0                 0            0.50%             6.6%
12/31/2006            1.06                  0                 0            0.50%             6.4%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.11                  0       $         0            0.25%            13.3%
12/31/2009            0.98                  0                 0            0.25%            38.4%
12/31/2008            0.71                  0                 0            0.25%           -38.0%
12/31/2007            1.14                  0                 0            0.25%             6.8%
12/31/2006            1.07                  0                 0            0.25%             6.7%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.12                532       $       597            0.00%            13.6%
12/31/2009            0.99                439               433            0.00%            38.8%
12/31/2008            0.71                295               210            0.00%           -37.8%
12/31/2007            1.15                  0                 0            0.00%             7.1%
12/31/2006            1.07                150               160            0.00%             7.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.2%
2009                 0.6%
2008                 0.0%
2007                 0.7%
2006                 0.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 American Funds AMCAP Fund R4 Class - 023375843

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        310,618     $       270,986              16,575
Receivables: investments sold                            73     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $        310,691
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $        310,691             303,036     $          1.03
Band 100                                                  -                   -                1.04
Band 75                                                   -                   -                1.05
Band 50                                                   -                   -                1.06
Band 25                                                   -                   -                1.07
Band 0                                                    -                   -                1.08
                                           ----------------     ---------------
 Total                                     $        310,691             303,036
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $         1,087
Mortality & expense charges                                                                  (3,015)
                                                                                    ---------------
Net investment income (loss)                                                                 (1,928)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (7,360)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         45,322
                                                                                    ---------------
Net gain (loss)                                                                              37,962
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        36,034
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (1,928)      $              (61)
Net realized gain (loss)                                                 (7,360)                  (3,040)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     45,322                   50,599
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        36,034                   47,498
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                147,282                   47,792
Cost of units redeemed                                                  (66,142)                  (5,559)
Account charges                                                            (268)                    (328)
                                                             ------------------       ------------------
Increase (decrease)                                                      80,872                   41,905
                                                             ------------------       ------------------
Net increase (decrease)                                                 116,906                   89,403
Net assets, beginning                                                   193,785                  104,382
                                                             ------------------       ------------------
Net assets, ending                                           $          310,691       $          193,785
                                                             ==================       ==================
Units sold                                                              160,271                   64,357
Units redeemed                                                          (69,888)                  (9,288)
                                                             ------------------       ------------------
Net increase (decrease)                                                  90,383                   55,069
Units outstanding, beginning                                            212,653                  157,584
                                                             ------------------       ------------------
Units outstanding, ending                                               303,036                  212,653
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $          368,955
Cost of units redeemed/account charges                                                           (90,788)
Net investment income (loss)                                                                      (2,882)
Net realized gain (loss)                                                                         (13,965)
Realized gain distributions                                                                        9,739
Net change in unrealized appreciation (depreciation)                                              39,632
                                                                                      ------------------
                                                                                      $          310,691
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.03                303       $       311            1.25%            12.5%
12/31/2009            0.91                213               194            1.25%            37.6%
12/31/2008            0.66                158               104            1.25%           -38.5%
12/31/2007            1.08                105               112            1.25%             6.1%
12/31/2006            1.01                  0                 0            1.25%             1.4%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            1.00%            12.8%
12/31/2009            0.92                  0                 0            1.00%            37.9%
12/31/2008            0.67                  0                 0            1.00%           -38.3%
12/31/2007            1.08                  0                 0            1.00%             6.4%
12/31/2006            1.01                  0                 0            1.00%             1.5%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.05                  0       $         0            0.75%            13.1%
12/31/2009            0.93                  0                 0            0.75%            38.3%
12/31/2008            0.67                  0                 0            0.75%           -38.1%
12/31/2007            1.08                  0                 0            0.75%             6.6%
12/31/2006            1.02                  0                 0            0.75%             1.5%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.06                  0       $         0            0.50%            13.4%
12/31/2009            0.93                  0                 0            0.50%            38.6%
12/31/2008            0.67                  0                 0            0.50%           -38.0%
12/31/2007            1.09                  0                 0            0.50%             6.9%
12/31/2006            1.02                  0                 0            0.50%             1.6%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.07                  0       $         0            0.25%            13.6%
12/31/2009            0.94                  0                 0            0.25%            39.0%
12/31/2008            0.68                  0                 0            0.25%           -37.8%
12/31/2007            1.09                  0                 0            0.25%             7.2%
12/31/2006            1.02                  0                 0            0.25%             1.6%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                  0       $         0            0.00%            13.9%
12/31/2009            0.95                  0                 0            0.00%            39.3%
12/31/2008            0.68                  0                 0            0.00%           -37.7%
12/31/2007            1.09                  0                 0            0.00%             7.5%
12/31/2006            1.02                  0                 0            0.00%             1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.4%
2009                 1.1%
2008                 0.0%
2007                 1.8%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           American Funds American Balanced Fund R3 Class - 024071854

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $         55,291     $        50,048               3,095
Receivables: investments sold                            43     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $         55,334
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $         55,334              49,487     $          1.12
Band 100                                                  -                   -                1.12
Band 75                                                   -                   -                1.12
Band 50                                                   -                   -                1.13
Band 25                                                   -                   -                1.13
Band 0                                                    -                   -                1.13
                                           ----------------     ---------------
 Total                                     $         55,334              49,487
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $           873
Mortality & expense charges                                                                    (532)
                                                                                    ---------------
Net investment income (loss)                                                                    341
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        380
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          5,243
                                                                                    ---------------
Net gain (loss)                                                                               5,623
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $         5,964
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              341       $                -
Net realized gain (loss)                                                    380                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                      5,243                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                         5,964                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 58,811                        -
Cost of units redeemed                                                   (9,401)                       -
Account charges                                                             (40)                       -
                                                             ------------------       ------------------
Increase (decrease)                                                      49,370                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                  55,334                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $           55,334       $                -
                                                             ==================       ==================
Units sold                                                               58,592                        -
Units redeemed                                                           (9,105)                       -
                                                             ------------------       ------------------
Net increase (decrease)                                                  49,487                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                49,487                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $           58,811
Cost of units redeemed/account charges                                                            (9,441)
Net investment income (loss)                                                                         341
Net realized gain (loss)                                                                             380
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                               5,243
                                                                                      ------------------
                                                                                      $           55,334
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.12                 49       $        55            1.25%            11.2%
12/31/2009            1.01                  0                 0            1.25%             0.5%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.12                  0       $         0            1.00%            11.5%
12/31/2009            1.01                  0                 0            1.00%             0.5%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.12                  0       $         0            0.75%            11.8%
12/31/2009            1.01                  0                 0            0.75%             0.5%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.13                  0       $         0            0.50%            12.1%
12/31/2009            1.01                  0                 0            0.50%             0.5%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.13                  0       $         0            0.25%            12.4%
12/31/2009            1.01                  0                 0            0.25%             0.6%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.13                  0       $         0            0.00%            12.6%
12/31/2009            1.01                  0                 0            0.00%             0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 3.2%
2009                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
     American Funds American Balanced Fund R4 Class - 024071847 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.12
Band 100                                                  -                   -                1.12
Band 75                                                   -                   -                1.13
Band 50                                                   -                   -                1.13
Band 25                                                   -                   -                1.13
Band 0                                                    -                   -                1.14
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                       -
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.12                  0       $         0            1.25%            11.6%
12/31/2009            1.01                  0                 0            1.25%             0.5%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.12                  0       $         0            1.00%            11.9%
12/31/2009            1.01                  0                 0            1.00%             0.5%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.13                  0       $         0            0.75%            12.2%
12/31/2009            1.01                  0                 0            0.75%             0.5%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.13                  0       $         0            0.50%            12.4%
12/31/2009            1.01                  0                 0            0.50%             0.5%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.13                  0       $         0            0.25%            12.7%
12/31/2009            1.01                  0                 0            0.25%             0.5%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                        Units                             a % of
                                  Outstanding        Net Assets      Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.14                  0       $         0            0.00%            13.0%
12/31/2009            1.01                  0                 0            0.00%             0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         American Funds American High Income Trust R3 Class - 026547851

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,397,738    $        3,012,431                  301,485
Receivables: investments sold                   14,252    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,411,990
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,114,611              2,401,291    $               1.30
Band 100                                             -                      -                    1.31
Band 75                                              -                      -                    1.33
Band 50                                              -                      -                    1.35
Band 25                                              -                      -                    1.36
Band 0                                         297,379                215,406                    1.38
                                    ------------------    -------------------
 Total                              $        3,411,990              2,616,697
                                    ==================    ===================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            220,480
Mortality & expense charges                                                                   (32,230)
                                                                                 --------------------
Net investment income (loss)                                                                  188,250
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      114,747
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           61,965
                                                                                 --------------------
Net gain (loss)                                                                               176,712
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            364,962
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          188,250     $          111,640
Net realized gain (loss)                                               114,747               (132,054)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    61,965                581,067
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      364,962                560,653
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,636,878              1,683,934
Cost of units redeemed                                                (984,481)              (529,560)
Account charges                                                         (3,784)                (2,684)
                                                            ------------------     ------------------
Increase (decrease)                                                    648,613              1,151,690
                                                            ------------------     ------------------
Net increase (decrease)                                              1,013,575              1,712,343
Net assets, beginning                                                2,398,415                686,072
                                                            ------------------     ------------------
Net assets, ending                                          $        3,411,990     $        2,398,415
                                                            ==================     ==================
Units sold                                                           1,362,443              2,063,537
Units redeemed                                                        (825,753)              (852,159)
                                                            ------------------     ------------------
Net increase (decrease)                                                536,690              1,211,378
Units outstanding, beginning                                         2,080,007                868,629
                                                            ------------------     ------------------
Units outstanding, ending                                            2,616,697              2,080,007
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,713,807
Cost of units redeemed/account charges                                                     (4,054,023)
Net investment income (loss)                                                                  451,352
Net realized gain (loss)                                                                      (88,209)
Realized gain distributions                                                                     3,756
Net change in unrealized appreciation (depreciation)                                          385,307
                                                                                   ------------------
                                                                                   $        3,411,990
                                                                                   ==================

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.30        2,401    $     3,115          1.25%          13.2%
12/31/2009          1.15        1,827          2,093          1.25%          46.2%
12/31/2008          0.78          698            547          1.25%         -28.8%
12/31/2007          1.10          315            346          1.25%          -0.1%
12/31/2006          1.10        1,475          1,625          1.25%          10.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.31            0     $        0          1.00%          13.5%
12/31/2009          1.16            0              0          1.00%          46.5%
12/31/2008          0.79            0              0          1.00%         -28.6%
12/31/2007          1.11            0              0          1.00%           0.1%
12/31/2006          1.10            0              0          1.00%          10.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33            0     $        0          0.75%          13.8%
12/31/2009          1.17            0              0          0.75%          46.9%
12/31/2008          0.80            0              0          0.75%         -28.4%
12/31/2007          1.11            0              0          0.75%           0.4%
12/31/2006          1.11            0              0          0.75%          10.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35            0     $        0          0.50%          14.0%
12/31/2009          1.18            0              0          0.50%          47.3%
12/31/2008          0.80            0              0          0.50%         -28.2%
12/31/2007          1.12            0              0          0.50%           0.6%
12/31/2006          1.11            0              0          0.50%          11.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            0     $        0          0.25%          14.3%
12/31/2009          1.19            0              0          0.25%          47.6%
12/31/2008          0.81            0              0          0.25%         -28.0%
12/31/2007          1.12            0              0          0.25%           0.9%
12/31/2006          1.11            0              0          0.25%          11.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38          215     $      297          0.00%          14.6%
12/31/2009          1.20          253            305          0.00%          48.0%
12/31/2008          0.81          171            139          0.00%         -27.9%
12/31/2007          1.13          183            206          0.00%           1.1%
12/31/2006          1.12            0              0          0.00%          11.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     7.6%
2009                     8.3%
2008                     9.6%
2007                     8.4%
2006                     3.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         American Funds American High Income Trust R4 Class - 026547844

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,851,659    $        7,154,551                  696,686
Receivables: investments sold                   28,673    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,880,332
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,880,332             6,414,252     $               1.23
Band 100                                             -                     -                     1.24
Band 75                                              -                     -                     1.25
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.28
Band 0                                               -                     -                     1.29
                                    ------------------    ------------------
 Total                              $        7,880,332             6,414,252
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            593,380
Mortality & expense charges                                                                   (93,792)
                                                                                 --------------------
Net investment income (loss)                                                                  499,588
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (212,698)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          670,052
                                                                                 --------------------
Net gain (loss)                                                                               457,354
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            956,942
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          499,588     $          407,706
Net realized gain (loss)                                              (212,698)              (159,758)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   670,052              1,773,685
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      956,942              2,021,633
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,276,767              1,736,982
Cost of units redeemed                                              (2,112,882)              (776,704)
Account charges                                                           (581)                  (503)
                                                            ------------------     ------------------
Increase (decrease)                                                    163,304                959,775
                                                            ------------------     ------------------
Net increase (decrease)                                              1,120,246              2,981,408
Net assets, beginning                                                6,760,086              3,778,678
                                                            ------------------     ------------------
Net assets, ending                                          $        7,880,332     $        6,760,086
                                                            ==================     ==================
Units sold                                                           2,567,517              2,001,228
Units redeemed                                                      (2,399,925)              (874,117)
                                                            ------------------     ------------------
Net increase (decrease)                                                167,592              1,127,111
Units outstanding, beginning                                         6,246,660              5,119,549
                                                            ------------------     ------------------
Units outstanding, ending                                            6,414,252              6,246,660
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       10,888,130
Cost of units redeemed/account charges                                                     (4,388,652)
Net investment income (loss)                                                                1,326,946
Net realized gain (loss)                                                                     (652,797)
Realized gain distributions                                                                     9,597
Net change in unrealized appreciation (depreciation)                                          697,108
                                                                                   ------------------
                                                                                   $        7,880,332
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.23        6,414     $    7,880          1.25%          13.5%
12/31/2009          1.08        6,247          6,760          1.25%          46.6%
12/31/2008          0.74        5,120          3,779          1.25%         -28.5%
12/31/2007          1.03        4,650          4,802          1.25%           0.2%
12/31/2006          1.03            0              0          1.25%           3.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.24            0     $        0          1.00%          13.8%
12/31/2009          1.09            0              0          1.00%          47.0%
12/31/2008          0.74            0              0          1.00%         -28.4%
12/31/2007          1.04            0              0          1.00%           0.4%
12/31/2006          1.03            0              0          1.00%           3.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.25            0     $        0          0.75%          14.1%
12/31/2009          1.10            0              0          0.75%          47.4%
12/31/2008          0.75            0              0          0.75%         -28.2%
12/31/2007          1.04            0              0          0.75%           0.7%
12/31/2006          1.03            0              0          0.75%           3.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.27            0     $        0          0.50%          14.4%
12/31/2009          1.11            0              0          0.50%          47.7%
12/31/2008          0.75            0              0          0.50%         -28.0%
12/31/2007          1.04            0              0          0.50%           0.9%
12/31/2006          1.03            0              0          0.50%           3.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.28            0     $        0          0.25%          14.7%
12/31/2009          1.12            0              0          0.25%          48.1%
12/31/2008          0.75            0              0          0.25%         -27.8%
12/31/2007          1.05            0              0          0.25%           1.2%
12/31/2006          1.03            0              0          0.25%           3.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.29            0     $        0          0.00%          15.0%
12/31/2009          1.13            0              0          0.00%          48.5%
12/31/2008          0.76            0              0          0.00%         -27.6%
12/31/2007          1.05            0              0          0.00%           1.4%
12/31/2006          1.03            0              0          0.00%           3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     8.1%
2009                     9.0%
2008                     9.8%
2007                     3.5%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       American Funds Capital World Growth and Income R3 Class - 140543851

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       13,681,942    $       11,711,528                  384,973
Receivables: investments sold                   20,211    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       13,702,153
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       12,796,892            11,206,401     $               1.14
Band 100                                        29,129                25,192                     1.16
Band 75                                              -                     -                     1.17
Band 50                                              -                     -                     1.19
Band 25                                              -                     -                     1.20
Band 0                                         876,132               720,831                     1.22
                                    ------------------    ------------------
 Total                              $       13,702,153            11,952,424
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            284,118
Mortality & expense charges                                                                  (136,254)
                                                                                 --------------------
Net investment income (loss)                                                                  147,864
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (192,029)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          929,191
                                                                                 --------------------
Net gain (loss)                                                                               737,162
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            885,026
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          147,864     $          117,195
Net realized gain (loss)                                              (192,029)              (530,727)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   929,191              2,612,878
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      885,026              2,199,346
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,266,221              5,841,139
Cost of units redeemed                                              (2,642,070)            (1,642,313)
Account charges                                                        (10,935)                (9,367)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,613,216              4,189,459
                                                            ------------------     ------------------
Net increase (decrease)                                              3,498,242              6,388,805
Net assets, beginning                                               10,203,911              3,815,106
                                                            ------------------     ------------------
Net assets, ending                                          $       13,702,153     $       10,203,911
                                                            ==================     ==================
Units sold                                                           5,120,060              7,464,344
Units redeemed                                                      (2,616,266)            (2,616,683)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,503,794              4,847,661
Units outstanding, beginning                                         9,448,630              4,600,969
                                                            ------------------     ------------------
Units outstanding, ending                                           11,952,424              9,448,630
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       29,491,735
Cost of units redeemed/account charges                                                    (18,715,438)
Net investment income (loss)                                                                  405,271
Net realized gain (loss)                                                                       28,376
Realized gain distributions                                                                   521,795
Net change in unrealized appreciation (depreciation)                                        1,970,414
                                                                                   ------------------
                                                                                   $       13,702,153
                                                                                   ==================

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.14       11,206     $   12,797          1.25%           6.1%
12/31/2009          1.08        8,844          9,521          1.25%          30.2%
12/31/2008          0.83        4,218          3,487          1.25%         -39.4%
12/31/2007          1.36        1,112          1,516          1.25%          15.6%
12/31/2006          1.18        7,569          8,924          1.25%          17.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.16           25     $       29          1.00%           6.3%
12/31/2009          1.09           48             53          1.00%          30.6%
12/31/2008          0.83            9              8          1.00%         -39.2%
12/31/2007          1.37            0              0          1.00%          15.9%
12/31/2006          1.18            0              0          1.00%          18.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.17            0     $        0          0.75%           6.6%
12/31/2009          1.10            0              0          0.75%          30.9%
12/31/2008          0.84            0              0          0.75%         -39.1%
12/31/2007          1.38            0              0          0.75%          16.2%
12/31/2006          1.18            0              0          0.75%          18.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19            0     $        0          0.50%           6.9%
12/31/2009          1.11            0              0          0.50%          31.2%
12/31/2008          0.85            0              0          0.50%         -38.9%
12/31/2007          1.38            0              0          0.50%          16.5%
12/31/2006          1.19            0              0          0.50%          18.8%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20            0     $        0          0.25%           7.1%
12/31/2009          1.12            0              0          0.25%          31.6%
12/31/2008          0.85            0              0          0.25%         -38.7%
12/31/2007          1.39            0              0          0.25%          16.8%
12/31/2006          1.19            0              0          0.25%          19.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.22          721     $      876          0.00%           7.4%
12/31/2009          1.13          557            630          0.00%          31.9%
12/31/2008          0.86          374            321          0.00%         -38.6%
12/31/2007          1.40          256            358          0.00%          17.1%
12/31/2006          1.19            0              0          0.00%          19.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.4%
2009                     2.8%
2008                     3.7%
2007                     2.8%
2006                     0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       American Funds Capital World Growth and Income R4 Class - 140543844

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       40,269,708    $       39,979,597                1,129,268
Receivables: investments sold                   63,192    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       40,332,900
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       40,180,481            38,570,398     $               1.04
Band 100                                             -                     -                     1.05
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.07
Band 25                                              -                     -                     1.09
Band 0                                         152,419               138,842                     1.10
                                    ------------------    ------------------
 Total                              $       40,332,900            38,709,240
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            923,664
Mortality & expense charges                                                                  (419,353)
                                                                                 --------------------
Net investment income (loss)                                                                  504,311
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (549,008)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,622,742
                                                                                 --------------------
Net gain (loss)                                                                             2,073,734
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,578,045
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          504,311      $          429,781
Net realized gain (loss)                                              (549,008)             (1,126,295)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                 2,622,742               7,622,524
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    2,578,045               6,926,010
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                            12,863,483               8,492,817
Cost of units redeemed                                              (5,378,968)             (3,912,614)
Account charges                                                        (21,791)                (16,537)
                                                            ------------------      ------------------
Increase (decrease)                                                  7,462,724               4,563,666
                                                            ------------------      ------------------
Net increase (decrease)                                             10,040,769              11,489,676
Net assets, beginning                                               30,292,131              18,802,455
                                                            ------------------      ------------------
Net assets, ending                                          $       40,332,900      $       30,292,131
                                                            ==================      ==================
Units sold                                                          13,953,166              11,998,992
Units redeemed                                                      (6,176,453)             (6,151,389)
                                                            ------------------      ------------------
Net increase (decrease)                                              7,776,713               5,847,603
Units outstanding, beginning                                        30,932,527              25,084,924
                                                            ------------------      ------------------
Units outstanding, ending                                           38,709,240              30,932,527
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $     54,254,890
Cost of units redeemed/account charges                                                     (15,381,981)
Net investment income (loss)                                                                 1,532,765
Net realized gain (loss)                                                                    (1,859,593)
Realized gain distributions                                                                  1,496,708
Net change in unrealized appreciation (depreciation)                                           290,111
                                                                                      ----------------
                                                                                      $     40,332,900
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04       38,570     $   40,180          1.25%           6.4%
12/31/2009        0.98       30,933         30,292          1.25%          30.7%
12/31/2008        0.75       25,085         18,802          1.25%         -39.2%
12/31/2007        1.23       17,556         21,636          1.25%          16.0%
12/31/2006        1.06          324            345          1.25%           6.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05            0     $        0          1.00%           6.6%
12/31/2009        0.99            0              0          1.00%          31.0%
12/31/2008        0.75            0              0          1.00%         -39.0%
12/31/2007        1.24            0              0          1.00%          16.3%
12/31/2006        1.06            0              0          1.00%           6.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.75%           6.9%
12/31/2009        1.00            0              0          0.75%          31.3%
12/31/2008        0.76            0              0          0.75%         -38.9%
12/31/2007        1.24            0              0          0.75%          16.6%
12/31/2006        1.06            0              0          0.75%           6.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.50%           7.2%
12/31/2009        1.00            0              0          0.50%          31.6%
12/31/2008        0.76            0              0          0.50%         -38.7%
12/31/2007        1.24            0              0          0.50%          16.8%
12/31/2006        1.06            0              0          0.50%           6.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          0.25%           7.4%
12/31/2009        1.01            0              0          0.25%          32.0%
12/31/2008        0.77            0              0          0.25%         -38.6%
12/31/2007        1.25            0              0          0.25%          17.1%
12/31/2006        1.06            0              0          0.25%           6.5%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10          139     $      152          0.00%           7.7%
12/31/2009        1.02            0              0          0.00%          32.3%
12/31/2008        0.77            0              0          0.00%         -38.4%
12/31/2007        1.25            0              0          0.00%          17.4%
12/31/2006        1.07            0              0          0.00%           6.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.6%
2009               2.9%
2008               3.4%
2007               2.5%
2006               0.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           American Funds EuroPacific Growth Fund R3 Class - 298706854

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       14,558,947    $       12,514,343                  358,329
Receivables: investments sold                   30,804    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       14,589,751
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       12,161,661            10,279,348     $               1.18
Band 100                                       117,636                98,193                     1.20
Band 75                                              -                     -                     1.21
Band 50                                         16,868                13,733                     1.23
Band 25                                              -                     -                     1.24
Band 0                                       2,293,586             1,821,298                     1.26
                                    ------------------    ------------------
 Total                              $       14,589,751            12,212,572
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            164,135
Mortality & expense charges                                                                  (123,755)
                                                                                 --------------------
Net investment income (loss)                                                                   40,380
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (266,054)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,411,329
                                                                                 --------------------
Net gain (loss)                                                                             1,145,275
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,185,655
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           40,380      $           77,065
Net realized gain (loss)                                              (266,054)               (326,900)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                 1,411,329               2,172,774
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    1,185,655               1,922,939
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             6,349,394               6,401,327
Cost of units redeemed                                              (2,480,649)             (1,817,771)
Account charges                                                         (9,813)                 (6,522)
                                                            ------------------      ------------------
Increase (decrease)                                                  3,858,932               4,577,034
                                                            ------------------      ------------------
Net increase (decrease)                                              5,044,587               6,499,973
Net assets, beginning                                                9,545,164               3,045,191
                                                            ------------------      ------------------
Net assets, ending                                          $       14,589,751      $        9,545,164
                                                            ==================      ==================
Units sold                                                           6,086,855               7,965,008
Units redeemed                                                      (2,494,649)             (3,108,475)
                                                            ------------------      ------------------
Net increase (decrease)                                              3,592,206               4,856,533
Units outstanding, beginning                                         8,620,366               3,763,833
                                                            ------------------      ------------------
Units outstanding, ending                                           12,212,572               8,620,366
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $     25,660,641
Cost of units redeemed/account charges                                                     (13,648,720)
Net investment income (loss)                                                                   198,147
Net realized gain (loss)                                                                      (242,941)
Realized gain distributions                                                                    578,020
Net change in unrealized appreciation (depreciation)                                         2,044,604
                                                                                      ----------------
                                                                                      $     14,589,751
                                                                                      ================

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18       10,279     $   12,162          1.25%           7.7%
12/31/2009        1.10        7,169          7,874          1.25%          37.0%
12/31/2008        0.80        2,810          2,253          1.25%         -41.4%
12/31/2007        1.37        1,132          1,549          1.25%          17.1%
12/31/2006        1.17        4,152          4,856          1.25%          16.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20           98     $      118          1.00%           8.0%
12/31/2009        1.11           99            110          1.00%          37.3%
12/31/2008        0.81           71             57          1.00%         -41.3%
12/31/2007        1.38           72             99          1.00%          17.4%
12/31/2006        1.17          105            123          1.00%          17.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          0.75%           8.3%
12/31/2009        1.12            0              0          0.75%          37.7%
12/31/2008        0.81            0              0          0.75%         -41.2%
12/31/2007        1.38            0              0          0.75%          17.7%
12/31/2006        1.18            0              0          0.75%          17.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23           14     $       17          0.50%           8.5%
12/31/2009        1.13            0              0          0.50%          38.0%
12/31/2008        0.82            0              0          0.50%         -41.0%
12/31/2007        1.39            0              0          0.50%          18.0%
12/31/2006        1.18            0              0          0.50%          17.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.24            0     $        0          0.25%           8.8%
12/31/2009        1.14            0              0          0.25%          38.4%
12/31/2008        0.83            0              0          0.25%         -40.9%
12/31/2007        1.40            0              0          0.25%          18.3%
12/31/2006        1.18            0              0          0.25%          18.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26        1,821     $    2,294          0.00%           9.1%
12/31/2009        1.15        1,352          1,561          0.00%          38.7%
12/31/2008        0.83          883            735          0.00%         -40.7%
12/31/2007        1.40          646            906          0.00%          18.6%
12/31/2006        1.18            8             10          0.00%          18.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.4%
2009               2.1%
2008               2.2%
2007               1.1%
2006               2.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           American Funds EuroPacific Growth Fund R4 Class - 298706847

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       34,332,771    $       31,387,855                  843,971
Receivables: investments sold                  201,136    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       34,533,907
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       34,533,907            31,739,119     $               1.09
Band 100                                             -                     -                     1.10
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.12
Band 25                                              -                     -                     1.13
Band 0                                               -                     -                     1.15
                                    ------------------    ------------------
 Total                              $       34,533,907            31,739,119
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            480,750
Mortality & expense charges                                                                  (341,383)
                                                                                 --------------------
Net investment income (loss)                                                                  139,367
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (502,066)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,032,130
                                                                                 --------------------
Net gain (loss)                                                                             2,530,064
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,669,431
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          139,367     $          164,233
Net realized gain (loss)                                              (502,066)              (712,331)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,032,130              5,745,819
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,669,431              5,197,721
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            15,829,092             10,781,426
Cost of units redeemed                                              (5,061,050)            (3,560,095)
Account charges                                                        (13,209)                (8,996)
                                                            ------------------     ------------------
Increase (decrease)                                                 10,754,833              7,212,335
                                                            ------------------     ------------------
Net increase (decrease)                                             13,424,264             12,410,056
Net assets, beginning                                               21,109,643              8,699,587
                                                            ------------------     ------------------
Net assets, ending                                          $       34,533,907     $       21,109,643
                                                            ==================     ==================
Units sold                                                          16,748,133             13,360,013
Units redeemed                                                      (5,969,461)            (4,268,763)
                                                            ------------------     ------------------
Net increase (decrease)                                             10,778,672              9,091,250
Units outstanding, beginning                                        20,960,447             11,869,197
                                                            ------------------     ------------------
Units outstanding, ending                                           31,739,119             20,960,447
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       45,607,584
Cost of units redeemed/account charges                                                    (14,231,693)
Net investment income (loss)                                                                  546,978
Net realized gain (loss)                                                                   (1,531,379)
Realized gain distributions                                                                 1,197,501
Net change in unrealized appreciation (depreciation)                                        2,944,916
                                                                                   ------------------
                                                                                   $       34,533,907
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09       31,739     $   34,534          1.25%           8.0%
12/31/2009        1.01       20,960         21,110          1.25%          37.4%
12/31/2008        0.73       11,869          8,700          1.25%         -41.3%
12/31/2007        1.25        9,654         12,054          1.25%          17.4%
12/31/2006        1.06           95            101          1.25%           6.4%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          1.00%           8.3%
12/31/2009        1.02            0              0          1.00%          37.7%
12/31/2008        0.74            0              0          1.00%         -41.2%
12/31/2007        1.25            0              0          1.00%          17.7%
12/31/2006        1.06            0              0          1.00%           6.4%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.75%           8.6%
12/31/2009        1.02            0              0          0.75%          38.1%
12/31/2008        0.74            0              0          0.75%         -41.0%
12/31/2007        1.26            0              0          0.75%          18.0%
12/31/2006        1.06            0              0          0.75%           6.5%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          0.50%           8.8%
12/31/2009        1.03            0              0          0.50%          38.4%
12/31/2008        0.75            0              0          0.50%         -40.9%
12/31/2007        1.26            0              0          0.50%          18.3%
12/31/2006        1.07            0              0          0.50%           6.5%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.25%           9.1%
12/31/2009        1.04            0              0          0.25%          38.8%
12/31/2008        0.75            0              0          0.25%         -40.7%
12/31/2007        1.26            0              0          0.25%          18.6%
12/31/2006        1.07            0              0          0.25%           6.6%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          0.00%           9.4%
12/31/2009        1.05            0              0          0.00%          39.1%
12/31/2008        0.75            0              0          0.00%         -40.6%
12/31/2007        1.27            0              0          0.00%          18.9%
12/31/2006        1.07            0              0          0.00%           6.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          1.7%
2009          2.3%
2008          2.2%
2007          3.5%
2006          3.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       American Funds EuroPacific Growth R5 Class - 298706839 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          1.25%           0.0%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          1.00%           0.0%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
 12/31/2010 $     1.02            0     $        0          0.75%           0.0%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.50%           0.0%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.25%           0.0%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
 12/31/2010 $     1.02            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            American Funds Fundamental Investors R3 Class - 360802854

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       10,715,290    $        9,089,651                  292,527
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (58,562)
                                    ------------------
Net assets                          $       10,656,728
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       10,055,433             9,933,519     $               1.01
Band 100                                        13,530                13,227                     1.02
Band 75                                              -                     -                     1.03
Band 50                                         28,303                27,095                     1.04
Band 25                                              -                     -                     1.06
Band 0                                         559,462               524,482                     1.07
                                    ------------------    ------------------
 Total                              $       10,656,728            10,498,323
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            124,606
Mortality & expense charges                                                                  (101,596)
                                                                                 --------------------
Net investment income (loss)                                                                   23,010
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (221,691)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,317,366
                                                                                 --------------------
Net gain (loss)                                                                             1,095,675
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,118,685
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           23,010     $           10,127
Net realized gain (loss)                                              (221,691)              (170,612)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,317,366              1,533,502
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,118,685              1,373,017
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,501,818              3,719,197
Cost of units redeemed                                              (2,056,727)              (748,506)
Account charges                                                         (5,338)                (4,463)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,439,753              2,966,228
                                                            ------------------     ------------------
Net increase (decrease)                                              3,558,438              4,339,245
Net assets, beginning                                                7,098,290              2,759,045
                                                            ------------------     ------------------
Net assets, ending                                          $       10,656,728     $        7,098,290
                                                            ==================     ==================
Units sold                                                           4,952,876              5,074,025
Units redeemed                                                      (2,315,552)            (1,226,278)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,637,324              3,847,747
Units outstanding, beginning                                         7,860,999              4,013,252
                                                            ------------------     ------------------
Units outstanding, ending                                           10,498,323              7,860,999
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       13,869,964
Cost of units redeemed/account charges                                                     (4,474,447)
Net investment income (loss)                                                                   49,841
Net realized gain (loss)                                                                     (481,175)
Realized gain distributions                                                                    66,906
Net change in unrealized appreciation (depreciation)                                        1,625,639
                                                                                   ------------------
                                                                                   $       10,656,728
                                                                                   ==================

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01        9,934     $   10,055          1.25%          12.3%
12/31/2009        0.90        7,546          6,803          1.25%          31.3%
12/31/2008        0.69        3,851          2,645          1.25%         -40.6%
12/31/2007        1.16        1,251          1,447          1.25%          11.6%
12/31/2006        1.04            0              0          1.25%           3.7%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02           13     $       14          1.00%          12.6%
12/31/2009        0.91           12             11          1.00%          31.6%
12/31/2008        0.69           13              9          1.00%         -40.5%
12/31/2007        1.16            0              0          1.00%          11.8%
12/31/2006        1.04            0              0          1.00%           3.8%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.75%          12.8%
12/31/2009        0.92            0              0          0.75%          31.9%
12/31/2008        0.69            0              0          0.75%         -40.3%
12/31/2007        1.16            0              0          0.75%          12.1%
12/31/2006        1.04            0              0          0.75%           3.8%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04           27     $       28          0.50%          13.1%
12/31/2009        0.92            0              0          0.50%          32.3%
12/31/2008        0.70            0              0          0.50%         -40.2%
12/31/2007        1.17            0              0          0.50%          12.4%
12/31/2006        1.04            0              0          0.50%           3.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.25%          13.4%
12/31/2009        0.93            0              0          0.25%          32.6%
12/31/2008        0.70            0              0          0.25%         -40.0%
12/31/2007        1.17            0              0          0.25%          12.7%
12/31/2006        1.04            0              0          0.25%           3.9%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07          524     $      559          0.00%          13.7%
12/31/2009        0.94          303            284          0.00%          32.9%
12/31/2008        0.71          149            105          0.00%         -39.9%
12/31/2007        1.17           86            101          0.00%          13.0%
12/31/2006        1.04            0              0          0.00%           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.4%
2009         1.3%
2008         1.5%
2007         2.6%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            American Funds Fundamental Investors R4 Class - 360802847

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,874,679    $        7,295,098                  242,212
Receivables: investments sold                   38,659    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,913,338
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        8,913,338             8,695,439     $               1.03
Band 100                                             -                     -                     1.04
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.07
Band 0                                               -                     -                     1.08
                                    ------------------    ------------------
 Total                              $        8,913,338             8,695,439
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            122,090
Mortality & expense charges                                                                   (85,979)
                                                                                 --------------------
Net investment income (loss)                                                                   36,111
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (227,872)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,148,279
                                                                                 --------------------
Net gain (loss)                                                                               920,407
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            956,518
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           36,111     $           26,329
Net realized gain (loss)                                              (227,872)              (887,220)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,148,279              2,346,565
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      956,518              1,485,674
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,461,604              2,631,627
Cost of units redeemed                                              (1,271,163)            (2,131,682)
Account charges                                                         (9,873)               (14,410)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,180,568                485,535
                                                            ------------------     ------------------
Net increase (decrease)                                              3,137,086              1,971,209
Net assets, beginning                                                5,776,252              3,805,043
                                                            ------------------     ------------------
Net assets, ending                                          $        8,913,338     $        5,776,252
                                                            ==================     ==================
Units sold                                                           3,986,343              3,587,969
Units redeemed                                                      (1,636,286)            (2,745,872)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,350,057                842,097
Units outstanding, beginning                                         6,345,382              5,503,285
                                                            ------------------     ------------------
Units outstanding, ending                                            8,695,439              6,345,382
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       13,766,821
Cost of units redeemed/account charges                                                     (5,434,662)
Net investment income (loss)                                                                  108,061
Net realized gain (loss)                                                                   (1,284,301)
Realized gain distributions                                                                   177,838
Net change in unrealized appreciation (depreciation)                                        1,579,581
                                                                                   ------------------
                                                                                   $        8,913,338
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03        8,695     $    8,913          1.25%          12.6%
12/31/2009        0.91        6,345          5,776          1.25%          31.7%
12/31/2008        0.69        5,503          3,805          1.25%         -40.5%
12/31/2007        1.16        3,440          3,994          1.25%          11.9%
12/31/2006        1.04            0              0          1.25%           3.8%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          1.00%          12.9%
12/31/2009        0.92            0              0          1.00%          32.0%
12/31/2008        0.70            0              0          1.00%         -40.3%
12/31/2007        1.16            0              0          1.00%          12.2%
12/31/2006        1.04            0              0          1.00%           3.8%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05            0     $        0          0.75%          13.2%
12/31/2009        0.92            0              0          0.75%          32.3%
12/31/2008        0.70            0              0          0.75%         -40.2%
12/31/2007        1.17            0              0          0.75%          12.5%
12/31/2006        1.04            0              0          0.75%           3.9%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.50%          13.5%
12/31/2009        0.93            0              0          0.50%          32.6%
12/31/2008        0.70            0              0          0.50%         -40.0%
12/31/2007        1.17            0              0          0.50%          12.7%
12/31/2006        1.04            0              0          0.50%           3.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.25%          13.7%
12/31/2009        0.94            0              0          0.25%          33.0%
12/31/2008        0.71            0              0          0.25%         -39.9%
12/31/2007        1.18            0              0          0.25%          13.0%
12/31/2006        1.04            0              0          0.25%           4.0%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            0     $        0          0.00%          14.0%
12/31/2009        0.95            0              0          0.00%          33.3%
12/31/2008        0.71            0              0          0.00%         -39.7%
12/31/2007        1.18            0              0          0.00%          13.3%
12/31/2006        1.04            0              0          0.00%           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.7%
2009         1.8%
2008         1.5%
2007         3.4%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      American Funds Intermediate Bond Fund of America R3 Class - 458809852

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,522,602    $        1,479,120                  113,373
Receivables: investments sold                   10,021    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,532,623
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          713,572               645,753     $               1.11
Band 100                                             -                     -                     1.12
Band 75                                              -                     -                     1.13
Band 50                                              -                     -                     1.15
Band 25                                              -                     -                     1.16
Band 0                                         819,051               696,368                     1.18
                                    ------------------    ------------------
 Total                              $        1,532,623             1,342,121
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             30,543
Mortality & expense charges                                                                    (8,271)
                                                                                 --------------------
Net investment income (loss)                                                                   22,272
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        5,988
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           24,247
                                                                                 --------------------
Net gain (loss)                                                                                30,235
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             52,507
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           22,272     $           24,499
Net realized gain (loss)                                                 5,988                 (5,998)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    24,247                 39,297
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       52,507                 57,798
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               504,300                612,120
Cost of units redeemed                                                (332,920)              (337,750)
Account charges                                                           (507)                  (278)
                                                            ------------------     ------------------
Increase (decrease)                                                    170,873                274,092
                                                            ------------------     ------------------
Net increase (decrease)                                                223,380                331,890
Net assets, beginning                                                1,309,243                977,353
                                                            ------------------     ------------------
Net assets, ending                                          $        1,532,623     $        1,309,243
                                                            ==================     ==================
Units sold                                                             487,424                723,048
Units redeemed                                                        (331,267)              (469,154)
                                                            ------------------     ------------------
Net increase (decrease)                                                156,157                253,894
Units outstanding, beginning                                         1,185,964                932,070
                                                            ------------------     ------------------
Units outstanding, ending                                            1,342,121              1,185,964
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,367,086
Cost of units redeemed/account charges                                                     (1,929,374)
Net investment income (loss)                                                                   73,912
Net realized gain (loss)                                                                      (22,483)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           43,482
                                                                                   ------------------
                                                                                   $        1,532,623
                                                                                   ==================

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11          646     $      714          1.25%           3.1%
12/31/2009        1.07          500            536          1.25%           4.7%
12/31/2008        1.02          353            362          1.25%          -3.0%
12/31/2007        1.06          297            314          1.25%           3.4%
12/31/2006        1.02           30             31          1.25%           2.2%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          1.00%           3.3%
12/31/2009        1.08            0              0          1.00%           4.9%
12/31/2008        1.03            0              0          1.00%          -2.7%
12/31/2007        1.06            0              0          1.00%           3.6%
12/31/2006        1.02            0              0          1.00%           2.4%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.75%           3.6%
12/31/2009        1.09            0              0          0.75%           5.2%
12/31/2008        1.04            0              0          0.75%          -2.5%
12/31/2007        1.07            0              0          0.75%           3.9%
12/31/2006        1.03            0              0          0.75%           2.7%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          0.50%           3.8%
12/31/2009        1.10            0              0          0.50%           5.5%
12/31/2008        1.05            0              0          0.50%          -2.3%
12/31/2007        1.07            0              0          0.50%           4.1%
12/31/2006        1.03            0              0          0.50%           2.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.16            0     $        0          0.25%           4.1%
12/31/2009        1.12            0              0          0.25%           5.7%
12/31/2008        1.06            0              0          0.25%          -2.0%
12/31/2007        1.08            0              0          0.25%           4.4%
12/31/2006        1.03            0              0          0.25%           3.2%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18          696     $      819          0.00%           4.4%
12/31/2009        1.13          686            774          0.00%           6.0%
12/31/2008        1.06          579            616          0.00%          -1.8%
12/31/2007        1.08           30             32          0.00%           4.7%
12/31/2006        1.03          347            359          0.00%           3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         2.1%
2009         2.6%
2008         3.9%
2007         2.6%
2006         0.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      American Funds Intermediate Bond Fund of America R4 Class - 458809845

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          252,007    $          248,029                   18,764
Receivables: investments sold                       50    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          252,057
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          252,057               227,672     $               1.11
Band 100                                             -                     -                     1.12
Band 75                                              -                     -                     1.13
Band 50                                              -                     -                     1.14
Band 25                                              -                     -                     1.15
Band 0                                               -                     -                     1.17
                                    ------------------    ------------------
 Total                              $          252,057               227,672
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,615
Mortality & expense charges                                                                    (2,937)
                                                                                 --------------------
Net investment income (loss)                                                                    2,678
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,308
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              664
                                                                                 --------------------
Net gain (loss)                                                                                 4,972
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              7,650
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,678     $            2,874
Net realized gain (loss)                                                 4,308                 (1,473)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       664                  6,675
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        7,650                  8,076
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               137,039                248,691
Cost of units redeemed                                                 (89,553)              (204,609)
Account charges                                                            (81)                  (131)
                                                            ------------------     ------------------
Increase (decrease)                                                     47,405                 43,951
                                                            ------------------     ------------------
Net increase (decrease)                                                 55,055                 52,027
Net assets, beginning                                                  197,002                144,975
                                                            ------------------     ------------------
Net assets, ending                                          $          252,057     $          197,002
                                                            ==================     ==================
Units sold                                                             125,004                238,973
Units redeemed                                                         (81,318)              (197,191)
                                                            ------------------     ------------------
Net increase (decrease)                                                 43,686                 41,782
Units outstanding, beginning                                           183,986                142,204
                                                            ------------------     ------------------
Units outstanding, ending                                              227,672                183,986
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          753,737
Cost of units redeemed/account charges                                                       (514,905)
Net investment income (loss)                                                                    8,966
Net realized gain (loss)                                                                          281
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,978
                                                                                   ------------------
                                                                                   $          252,057
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11          228     $      252          1.25%           3.4%
12/31/2009        1.07          184            197          1.25%           5.0%
12/31/2008        1.02          142            145          1.25%          -2.7%
12/31/2007        1.05          117            123          1.25%           3.7%
12/31/2006        1.01            0              0          1.25%           1.0%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          1.00%           3.7%
12/31/2009        1.08            0              0          1.00%           5.3%
12/31/2008        1.03            0              0          1.00%          -2.4%
12/31/2007        1.05            0              0          1.00%           4.0%
12/31/2006        1.01            0              0          1.00%           1.1%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.75%           3.9%
12/31/2009        1.09            0              0          0.75%           5.6%
12/31/2008        1.03            0              0          0.75%          -2.2%
12/31/2007        1.05            0              0          0.75%           4.2%
12/31/2006        1.01            0              0          0.75%           1.1%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.50%           4.2%
12/31/2009        1.10            0              0          0.50%           5.8%
12/31/2008        1.04            0              0          0.50%          -1.9%
12/31/2007        1.06            0              0          0.50%           4.5%
12/31/2006        1.01            0              0          0.50%           1.1%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          0.25%           4.4%
12/31/2009        1.11            0              0          0.25%           6.1%
12/31/2008        1.04            0              0          0.25%          -1.7%
12/31/2007        1.06            0              0          0.25%           4.8%
12/31/2006        1.01            0              0          0.25%           1.2%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          0.00%           4.7%
12/31/2009        1.11            0              0          0.00%           6.3%
12/31/2008        1.05            0              0          0.00%          -1.5%
12/31/2007        1.06            0              0          0.00%           5.0%
12/31/2006        1.01            0              0          0.00%           1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         2.5%
2009         2.9%
2008         3.3%
2007         1.5%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               American Funds Small Cap World R3 Class - 831681853

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          977,780    $          843,810                   25,690
Receivables: investments sold                    1,565    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          979,345
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          964,084             1,073,479     $               0.90
Band 100                                             -                     -                     0.91
Band 75                                              -                     -                     0.91
Band 50                                              -                     -                     0.92
Band 25                                              -                     -                     0.93
Band 0                                          15,261                16,340                     0.93
                                    ------------------    ------------------
 Total                              $          979,345             1,089,819
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             10,479
Mortality & expense charges                                                                    (6,570)
                                                                                 --------------------
Net investment income (loss)                                                                    3,909
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       35,731
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           97,184
                                                                                 --------------------
Net gain (loss)                                                                               132,915
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            136,824
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            3,909     $             (516)
Net realized gain (loss)                                                35,731                (12,076)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    97,184                 77,543
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      136,824                 64,951
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               813,482                236,731
Cost of units redeemed                                                (299,004)               (32,173)
Account charges                                                           (110)                   (42)
                                                            ------------------     ------------------
Increase (decrease)                                                    514,368                204,516
                                                            ------------------     ------------------
Net increase (decrease)                                                651,192                269,467
Net assets, beginning                                                  328,153                 58,686
                                                            ------------------     ------------------
Net assets, ending                                          $          979,345     $          328,153
                                                            ==================     ==================
Units sold                                                           1,020,194                437,573
Units redeemed                                                        (379,725)              (109,726)
                                                            ------------------     ------------------
Net increase (decrease)                                                640,469                327,847
Units outstanding, beginning                                           449,350                121,503
                                                            ------------------     ------------------
Units outstanding, ending                                            1,089,819                449,350
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,155,551
Cost of units redeemed/account charges                                                       (333,989)
Net investment income (loss)                                                                    2,807
Net realized gain (loss)                                                                       21,006
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          133,970
                                                                                   ------------------
                                                                                   $          979,345
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.90        1,073     $      964          1.25%          23.0%
12/31/2009        0.73          449            328          1.25%          51.2%
12/31/2008        0.48          122             59          1.25%         -50.2%
12/31/2007        0.97            0              0          1.25%          -3.0%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.91            0     $        0          1.00%          23.3%
12/31/2009        0.73            0              0          1.00%          51.6%
12/31/2008        0.48            0              0          1.00%         -50.1%
12/31/2007        0.97            0              0          1.00%          -3.0%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.91            0     $        0          0.75%          23.6%
12/31/2009        0.74            0              0          0.75%          52.0%
12/31/2008        0.49            0              0          0.75%         -50.0%
12/31/2007        0.97            0              0          0.75%          -2.9%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.92            0     $        0          0.50%          23.9%
12/31/2009        0.74            0              0          0.50%          52.3%
12/31/2008        0.49            0              0          0.50%         -49.8%
12/31/2007        0.97            0              0          0.50%          -2.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.93            0     $        0          0.25%          24.2%
12/31/2009        0.75            0              0          0.25%          52.7%
12/31/2008        0.49            0              0          0.25%         -49.7%
12/31/2007        0.97            0              0          0.25%          -2.9%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.93           16     $       15          0.00%          24.5%
12/31/2009        0.75            0              0          0.00%          53.1%
12/31/2008        0.49            0              0          0.00%         -49.6%
12/31/2007        0.97            0              0          0.00%          -2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.6%
2009         0.7%
2008         0.0%
2007         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               American Funds Small Cap World R4 Class - 831681846

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           68,241    $           57,364                    1,767
Receivables: investments sold                        8    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           68,249
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           68,249                75,129     $               0.91
Band 100                                             -                     -                     0.92
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.93
Band 25                                              -                     -                     0.94
Band 0                                               -                     -                     0.94
                                    ------------------    ------------------
 Total                              $           68,249                75,129
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                937
Mortality & expense charges                                                                      (502)
                                                                                 --------------------
Net investment income (loss)                                                                      435
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          525
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            8,890
                                                                                 --------------------
Net gain (loss)                                                                                 9,415
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              9,850
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              435     $              130
Net realized gain (loss)                                                   525                     14
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     8,890                  1,987
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        9,850                  2,131
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                32,711                 24,872
Cost of units redeemed                                                  (1,315)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     31,396                 24,872
                                                            ------------------     ------------------
Net increase (decrease)                                                 41,246                 27,003
Net assets, beginning                                                   27,003                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           68,249     $           27,003
                                                            ==================     ==================
Units sold                                                              40,149                 36,687
Units redeemed                                                          (1,707)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 38,442                 36,687
Units outstanding, beginning                                            36,687                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               75,129                 36,687
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           57,664
Cost of units redeemed/account charges                                                         (1,380)
Net investment income (loss)                                                                      565
Net realized gain (loss)                                                                          523
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           10,877
                                                                                   ------------------
                                                                                   $           68,249
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.91           75     $       68          1.25%          23.4%
12/31/2009        0.74           37             27          1.25%          51.7%
12/31/2008        0.49            0              0          1.25%         -50.0%
12/31/2007        0.97            0              0          1.25%          -3.0%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.92            0     $        0          1.00%          23.7%
12/31/2009        0.74            0              0          1.00%          52.1%
12/31/2008        0.49            0              0          1.00%         -49.9%
12/31/2007        0.97            0              0          1.00%          -2.9%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.92            0     $        0          0.75%          24.0%
12/31/2009        0.74            0              0          0.75%          52.5%
12/31/2008        0.49            0              0          0.75%         -49.8%
12/31/2007        0.97            0              0          0.75%          -2.9%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.93            0     $        0          0.50%          24.3%
12/31/2009        0.75            0              0          0.50%          52.8%
12/31/2008        0.49            0              0          0.50%         -49.6%
12/31/2007        0.97            0              0          0.50%          -2.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.94            0     $        0          0.25%          24.7%
12/31/2009        0.75            0              0          0.25%          53.2%
12/31/2008        0.49            0              0          0.25%         -49.5%
12/31/2007        0.97            0              0          0.25%          -2.8%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.94            0     $        0          0.00%          25.0%
12/31/2009        0.76            0              0          0.00%          53.6%
12/31/2008        0.49            0              0          0.00%         -49.4%
12/31/2007        0.97            0              0          0.00%          -2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         2.0%
2009         1.6%
2008         0.0%
2007         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         American Funds The Growth Fund of America R3 Class - 399874858

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       21,584,883    $       17,979,272                  719,976
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (2,614)
                                    ------------------
Net assets                          $       21,582,269
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       20,034,050            19,453,518     $               1.03
Band 100                                        90,259                86,557                     1.04
Band 75                                              -                     -                     1.06
Band 50                                         77,737                72,709                     1.07
Band 25                                              -                     -                     1.08
Band 0                                       1,380,223             1,259,135                     1.10
                                    ------------------    ------------------
 Total                              $       21,582,269            20,871,919
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Investment Income:
Dividend income                                                                  $            121,029
Mortality & expense charges                                                                  (214,865)
                                                                                 --------------------
Net investment income (loss)                                                                  (93,836)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (152,776)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,361,965
                                                                                 --------------------
Net gain (loss)                                                                             2,209,189
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,115,353
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (93,836)    $          (30,175)
Net realized gain (loss)                                              (152,776)              (531,811)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,361,965              3,655,326
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,115,353              3,093,340
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             7,833,134              9,323,519
Cost of units redeemed                                              (3,808,210)            (3,193,375)
Account charges                                                        (17,077)               (15,711)
                                                            ------------------     ------------------
Increase (decrease)                                                  4,007,847              6,114,433
                                                            ------------------     ------------------
Net increase (decrease)                                              6,123,200              9,207,773
Net assets, beginning                                               15,459,069              6,251,296
                                                            ------------------     ------------------
Net assets, ending                                          $       21,582,269     $       15,459,069
                                                            ==================     ==================
Units sold                                                           8,540,365             14,492,163
Units redeemed                                                      (4,220,741)            (6,804,802)
                                                            ------------------     ------------------
Net increase (decrease)                                              4,319,624              7,687,361
Units outstanding, beginning                                        16,552,295              8,864,934
                                                            ------------------     ------------------
Units outstanding, ending                                           20,871,919             16,552,295
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       37,385,797
Cost of units redeemed/account charges                                                    (18,863,061)
Net investment income (loss)                                                                 (147,486)
Net realized gain (loss)                                                                     (765,378)
Realized gain distributions                                                                   366,786
Net change in unrealized appreciation (depreciation)                                        3,605,611
                                                                                   ------------------
                                                                                   $       21,582,269
                                                                                   ==================

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03       19,454     $   20,034          1.25%          10.6%
12/31/2009        0.93       15,601         14,531          1.25%          32.5%
12/31/2008        0.70        8,157          5,736          1.25%         -40.0%
12/31/2007        1.17        2,933          3,437          1.25%           9.2%
12/31/2006        1.07        3,947          4,235          1.25%           7.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04           87      $      90          1.00%          10.8%
12/31/2009        0.94           96             90          1.00%          32.8%
12/31/2008        0.71           67             48          1.00%         -39.8%
12/31/2007        1.18           55             65          1.00%           9.5%
12/31/2006        1.08           79             85          1.00%           7.6%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.75%          11.1%
12/31/2009        0.95            0              0          0.75%          33.1%
12/31/2008        0.71            0              0          0.75%         -39.7%
12/31/2007        1.18            0              0          0.75%           9.8%
12/31/2006        1.08            0              0          0.75%           7.8%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07           73     $      78           0.50%          11.4%
12/31/2009        0.96            0             0           0.50%          33.5%
12/31/2008        0.72            0             0           0.50%         -39.5%
12/31/2007        1.19            0             0           0.50%          10.0%
12/31/2006        1.08            0             0           0.50%           8.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            0     $        0          0.25%          11.7%
12/31/2009        0.97            0              0          0.25%          33.8%
12/31/2008        0.72            0              0          0.25%         -39.4%
12/31/2007        1.20            0              0          0.25%          10.3%
12/31/2006        1.08            0              0          0.25%           8.4%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10        1,259     $    1,380          0.00%          12.0%
12/31/2009        0.98          856            838          0.00%          34.1%
12/31/2008        0.73          640            467          0.00%         -39.2%
12/31/2007        1.20          599            720          0.00%          10.6%
12/31/2006        1.09            0              0          0.00%           8.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.7%
2009          0.8%
2008          0.9%
2007          0.7%
2006          1.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         American Funds The Growth Fund of America R4 Class - 399874841

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       39,688,477    $       38,120,869                1,314,623
Receivables: investments sold                    1,994    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       39,690,471
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       32,055,006            32,126,681     $               1.00
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.04
Band 0                                       7,635,465             7,261,795                     1.05
                                    ------------------    ------------------
 Total                              $       39,690,471            39,388,476
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            326,927
Mortality & expense charges                                                                  (345,026)
                                                                                 --------------------
Net investment income (loss)                                                                  (18,099)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (650,100)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        4,285,448
                                                                                 --------------------
Net gain (loss)                                                                             3,635,348
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,617,249
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (18,099)    $          (39,792)
Net realized gain (loss)                                              (650,100)            (1,173,411)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 4,285,448              6,899,601
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    3,617,249              5,686,398
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            24,351,636              7,575,428
Cost of units redeemed                                             (13,156,570)            (3,558,318)
Account charges                                                        (23,593)               (19,551)
                                                            ------------------     ------------------
Increase (decrease)                                                 11,171,473              3,997,559
                                                            ------------------     ------------------
Net increase (decrease)                                             14,788,722              9,683,957
Net assets, beginning                                               24,901,749             15,217,792
                                                            ------------------     ------------------
Net assets, ending                                          $       39,690,471     $       24,901,749
                                                            ==================     ==================
Units sold                                                          26,954,280             10,414,244
Units redeemed                                                     (15,242,686)            (5,209,861)
                                                            ------------------     ------------------
Net increase (decrease)                                             11,711,594              5,204,383
Units outstanding, beginning                                        27,676,882             22,472,499
                                                            ------------------     ------------------
Units outstanding, ending                                           39,388,476             27,676,882
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       65,353,668
Cost of units redeemed/account charges                                                    (26,076,653)
Net investment income (loss)                                                                  (45,913)
Net realized gain (loss)                                                                   (2,570,870)
Realized gain distributions                                                                 1,462,631
Net change in unrealized appreciation (depreciation)                                        1,567,608
                                                                                   ------------------
                                                                                   $       39,690,471
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.00       32,127     $   32,055          1.25%          10.9%
12/31/2009        0.90       27,677         24,902          1.25%          32.9%
12/31/2008        0.68       22,472         15,218          1.25%         -39.8%
12/31/2007        1.13       23,217         26,129          1.25%           9.5%
12/31/2006        1.03          136            140          1.25%           2.8%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.00%          11.2%
12/31/2009        0.91            0              0          1.00%          33.2%
12/31/2008        0.68            0              0          1.00%         -39.7%
12/31/2007        1.13            0              0          1.00%           9.8%
12/31/2006        1.03            0              0          1.00%           2.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.75%          11.5%
12/31/2009        0.91            0              0          0.75%          33.5%
12/31/2008        0.68            0              0          0.75%         -39.5%
12/31/2007        1.13            0              0          0.75%          10.0%
12/31/2006        1.03            0              0          0.75%           2.9%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.50%          11.7%
12/31/2009        0.92            0              0          0.50%          33.9%
12/31/2008        0.69            0              0          0.50%         -39.4%
12/31/2007        1.14            0              0          0.50%          10.3%
12/31/2006        1.03            0              0          0.50%           2.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          0.25%          12.0%
12/31/2009        0.93            0              0          0.25%          34.2%
12/31/2008        0.69            0              0          0.25%         -39.2%
12/31/2007        1.14            0              0          0.25%          10.6%
12/31/2006        1.03            0              0          0.25%           3.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05        7,262     $    7,635          0.00%          12.3%
12/31/2009        0.94            0              0          0.00%          34.5%
12/31/2008        0.70            0              0          0.00%         -39.1%
12/31/2007        1.14            0              0          0.00%          10.9%
12/31/2006        1.03            0              0          0.00%           3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.0%
2009         1.0%
2008         0.9%
2007         1.9%
2006         1.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      American Funds Washington Mutual Investors Fund R3 Class - 939330858

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           10,489    $            9,479                      387
Receivables: investments sold                        8    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           10,497
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           10,497                 9,328     $               1.13
Band 100                                             -                     -                     1.13
Band 75                                              -                     -                     1.13
Band 50                                              -                     -                     1.13
Band 25                                              -                     -                     1.14
Band 0                                               -                     -                     1.14
                                    ------------------    ------------------
 Total                              $           10,497                 9,328
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                181
Mortality & expense charges                                                                       (82)
                                                                                 --------------------
Net investment income (loss)                                                                       99
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            2
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,010
                                                                                 --------------------
Net gain (loss)                                                                                 1,012
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,111
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               99     $                -
Net realized gain (loss)                                                     2                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,010                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,111                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 9,386                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                      9,386                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 10,497                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           10,497     $                -
                                                            ==================     ==================
Units sold                                                               9,328                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  9,328                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                9,328                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            9,386
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                       99
Net realized gain (loss)                                                                            2
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,010
                                                                                   ------------------
                                                                                   $           10,497
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            9     $       10          1.25%          11.6%
12/31/2009        1.01            0              0          1.25%           0.9%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          1.00%          11.8%
12/31/2009        1.01            0              0          1.00%           0.9%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.75%          12.1%
12/31/2009        1.01            0              0          0.75%           0.9%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.50%          12.4%
12/31/2009        1.01            0              0          0.50%           0.9%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.25%          12.7%
12/31/2009        1.01            0              0          0.25%           0.9%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.00%          13.0%
12/31/2009        1.01            0              0          0.00%           0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          3.4%
2009          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      American Funds Washington Mutual Investors Fund R4 Class - 939330841

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $               66    $               64                        2
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $               66
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $               66                    58     $               1.13
Band 100                                             -                     -                     1.13
Band 75                                              -                     -                     1.13
Band 50                                              -                     -                     1.14
Band 25                                              -                     -                     1.14
Band 0                                               -                     -                     1.14
                                    ------------------    ------------------
 Total                              $               66                    58
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                2
                                                                                 --------------------
Net gain (loss)                                                                                     2
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  2
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         2                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            2                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                    64                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                         64                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                     66                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $               66     $                -
                                                            ==================     ==================
Units sold                                                                  58                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                     58
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                   58                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $               64
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                2
                                                                                   ------------------
                                                                                   $               66
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          1.25%          11.9%
12/31/2009        1.01            0              0          1.25%           0.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          1.00%          12.2%
12/31/2009        1.01            0              0          1.00%           0.9%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.75%          12.5%
12/31/2009        1.01            0              0          0.75%           0.9%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.50%          12.8%
12/31/2009        1.01            0              0          0.50%           0.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.25%          13.0%
12/31/2009        1.01            0              0          0.25%           0.9%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.00%          13.3%
12/31/2009        1.01            0              0          0.00%           0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                       Ariel Appreciation Fund - 040337206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          653,757    $          524,091                   15,422
Receivables: investments sold                    1,660    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          655,417
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          655,417               455,730     $               1.44
Band 100                                             -                     -                     1.46
Band 75                                              -                     -                     1.49
Band 50                                              -                     -                     1.52
Band 25                                              -                     -                     1.55
Band 0                                               -                     -                     1.60
                                    ------------------    ------------------
 Total                              $          655,417               455,730
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                202
Mortality & expense charges                                                                    (7,451)
                                                                                 --------------------
Net investment income (loss)                                                                   (7,249)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (15,552)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          125,642
                                                                                 --------------------
Net gain (loss)                                                                               110,090
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            102,841
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (7,249)    $           (4,812)
Net realized gain (loss)                                               (15,552)              (110,213)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   125,642                333,121
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      102,841                218,096
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                96,978                 65,131
Cost of units redeemed                                                 (91,448)              (121,357)
Account charges                                                           (181)                  (174)
                                                            ------------------     ------------------
Increase (decrease)                                                      5,349                (56,400)
                                                            ------------------     ------------------
Net increase (decrease)                                                108,190                161,696
Net assets, beginning                                                  547,227                385,531
                                                            ------------------     ------------------
Net assets, ending                                          $          655,417     $          547,227
                                                            ==================     ==================
Units sold                                                              76,200                 75,455
Units redeemed                                                         (69,961)              (135,591)
                                                            ------------------     ------------------
Net increase (decrease)                                                  6,239                (60,136)
Units outstanding, beginning                                           449,491                509,627
                                                            ------------------     ------------------
Units outstanding, ending                                              455,730                449,491
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,799,332
Cost of units redeemed/account charges                                                     (3,455,419)
Net investment income (loss)                                                                  (81,091)
Net realized gain (loss)                                                                     (112,669)
Realized gain distributions                                                                   375,598
Net change in unrealized appreciation (depreciation)                                          129,666
                                                                                   ------------------
                                                                                   $          655,417
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44          456     $      655          1.25%          18.1%
12/31/2009        1.22          449            547          1.25%          60.9%
12/31/2008        0.76          510            386          1.25%         -41.5%
12/31/2007        1.29        1,003          1,297          1.25%          -2.6%
12/31/2006        1.33        1,108          1,471          1.25%           9.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46            0     $        0          1.00%          18.4%
12/31/2009        1.24            0              0          1.00%          61.3%
12/31/2008        0.77            0              0          1.00%         -41.3%
12/31/2007        1.31            0              0          1.00%          -2.4%
12/31/2006        1.34            0              0          1.00%           9.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.49            0     $        0          0.75%          18.7%
12/31/2009        1.26            0              0          0.75%          61.7%
12/31/2008        0.78            0              0          0.75%         -41.2%
12/31/2007        1.32            0              0          0.75%          -2.1%
12/31/2006        1.35            0              0          0.75%          10.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.52            0     $        0          0.50%          19.0%
12/31/2009        1.28            0              0          0.50%          62.1%
12/31/2008        0.79            0              0          0.50%         -41.0%
12/31/2007        1.33            0              0          0.50%          -1.9%
12/31/2006        1.36            0              0          0.50%          10.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.55            0     $        0          0.25%          19.3%
12/31/2009        1.30            0              0          0.25%          62.5%
12/31/2008        0.80            0              0          0.25%         -40.9%
12/31/2007        1.35            0              0          0.25%          -1.6%
12/31/2006        1.37            0              0          0.25%          10.7%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.00%          19.6%
12/31/2009        1.34            0              0          0.00%          63.0%
12/31/2008        0.82            0              0          0.00%         -40.7%
12/31/2007        1.39            0              0          0.00%          -1.4%
12/31/2006        1.41            0              0          0.00%          10.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          0.1%
2008          0.4%
2007          0.5%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             American Aul Unit Trust
                             Ariel Fund - 040337107

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          867,786    $          666,840                   17,866
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (457)
                                    ------------------
Net assets                          $          867,329
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          867,329               620,111     $               1.40
Band 100                                             -                     -                     1.42
Band 75                                              -                     -                     1.45
Band 50                                              -                     -                     1.48
Band 25                                              -                     -                     1.50
Band 0                                               -                     -                     1.56
                                    ------------------    ------------------
 Total                              $          867,329               620,111
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 71
Mortality & expense charges                                                                    (9,261)
                                                                                 --------------------
Net investment income (loss)                                                                   (9,190)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (25,297)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          202,215
                                                                                 --------------------
Net gain (loss)                                                                               176,918
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            167,728
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (9,190)    $           (6,038)
Net realized gain (loss)                                               (25,297)              (232,676)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   202,215                476,469

                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      167,728                237,755
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               124,237                (24,299)
Cost of units redeemed                                                 (80,338)               (44,943)
Account charges                                                           (132)                  (124)
                                                             -----------------     ------------------
Increase (decrease)                                                     43,767                (69,366)
                                                             -----------------     ------------------
Net increase (decrease)                                                211,495                168,389
Net assets, beginning                                                  655,834                487,445
                                                             -----------------     ------------------
Net assets, ending                                           $         867,329     $          655,834
                                                             =================     ==================
Units sold                                                             104,215                160,342
Units redeemed                                                         (67,447)              (276,720)
                                                             -----------------     ------------------
Net increase (decrease)                                                 36,768               (116,378)
Units outstanding, beginning                                           583,343                699,721
                                                             -----------------     ------------------
Units outstanding, ending                                              620,111                583,343
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      4,085,844
Cost of units redeemed/account charges                                                        (3,502,421)
Net investment income (loss)                                                                     (83,482)
Net realized gain (loss)                                                                        (211,685)
Realized gain distributions                                                                      378,127
Net change in unrealized appreciation (depreciation)                                             200,946
                                                                                        ----------------
                                                                                        $        867,329
                                                                                        ================

* Date of Fund Inception into Variable Account: 6/1/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40         620      $      867          1.25%          24.4%
12/31/2009        1.12         583             656          1.25%          61.4%
12/31/2008        0.70         700             487          1.25%         -48.9%
12/31/2007        1.36         903           1,231          1.25%          -2.9%
12/31/2006        1.40       1,075           1,509          1.25%           8.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.42            0     $        0          1.00%          24.7%
12/31/2009        1.14            0              0          1.00%          61.8%
12/31/2008        0.71            0              0          1.00%         -48.8%
12/31/2007        1.38            0              0          1.00%          -2.7%
12/31/2006        1.42            0              0          1.00%           9.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          0.75%          25.0%
12/31/2009        1.16            0              0          0.75%          62.2%
12/31/2008        0.72            0              0          0.75%         -48.6%
12/31/2007        1.39            0              0          0.75%          -2.4%
12/31/2006        1.43            0              0          0.75%           9.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.48            0     $        0          0.50%          25.3%
12/31/2009        1.18            0              0          0.50%          62.6%
12/31/2008        0.72            0              0          0.50%         -48.5%
12/31/2007        1.41            0              0          0.50%          -2.2%
12/31/2006        1.44            0              0          0.50%           9.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.50            0     $        0          0.25%          25.7%
12/31/2009        1.20            0              0          0.25%          63.0%
12/31/2008        0.73            0              0          0.25%         -48.4%
12/31/2007        1.42            0              0          0.25%          -2.0%
12/31/2006        1.45            0              0          0.25%          10.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.56            0     $        0          0.00%          26.0%
12/31/2009        1.24            0              0          0.00%          63.4%
12/31/2008        0.76            0              0          0.00%         -48.2%
12/31/2007        1.46            0              0          0.00%          -1.7%
12/31/2006        1.49            0              0          0.00%          10.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.9%
2007         0.3%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
           BlackRock Global Allocation Institutional Class - 09251T509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          340,746    $          321,347                   17,474
Receivables: investments sold                      162    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          340,908
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          340,908                257,662    $               1.32
Band 100                                             -                      -                    1.33
Band 75                                              -                      -                    1.33
Band 50                                              -                      -                    1.34
Band 25                                              -                      -                    1.35
Band 0                                               -                      -                    1.35
                                    ------------------    -------------------
 Total                              $          340,908                257,662
                                    ==================    ===================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              4,340
Mortality & expense charges                                                                    (2,999)
                                                                                 --------------------
Net investment income (loss)                                                                    1,341
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          816
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           19,507
                                                                                 --------------------
Net gain (loss)                                                                                20,323
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             21,664
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,341     $               94
Net realized gain (loss)                                                   816                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    19,507                   (108)

                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       21,664                    (14)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               367,918                  8,459
Cost of units redeemed                                                 (57,110)                     -
Account charges                                                             (9)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                    310,799                  8,459
                                                             -----------------     ------------------
Net increase (decrease)                                                332,463                  8,445
Net assets, beginning                                                    8,445                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         340,908     $            8,445
                                                             =================     ==================
Units sold                                                             297,066                  6,944
Units redeemed                                                         (46,348)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                250,718                  6,944
Units outstanding, beginning                                             6,944                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              257,662                  6,944
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     376,377
Cost of units redeemed/account charges                                                        (57,119)
Net investment income (loss)                                                                    1,435
Net realized gain (loss)                                                                          816
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           19,399
                                                                                        -------------
                                                                                        $     340,908
                                                                                        -------------

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32          258     $      341          1.25%           8.8%
12/31/2009        1.22            7             8           1.25%          21.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33           0      $        0          1.00%           9.1%
12/31/2009        1.22           0               0          1.00%          21.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33           0      $        0          0.75%           9.3%
12/31/2009        1.22           0               0          0.75%          22.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.34           0     $        0           0.50%           9.6%
12/31/2009        1.22           0              0           0.50%          22.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.35           0      $       0           0.25%           9.9%
12/31/2009        1.22           0              0           0.25%          22.4%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.35           0      $       0           0.00%          10.2%
12/31/2009        1.23           0              0           0.00%          22.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.5%
2009               2.3%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
                 BlackRock Global Allocation R Class - 09251T400

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,071,313    $        1,001,640                   56,954
Receivables: investments sold                   10,171    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,081,484
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          776,988               593,217     $               1.31
Band 100                                             -                     -                     1.32
Band 75                                              -                     -                     1.32
Band 50                                              -                     -                     1.33
Band 25                                              -                     -                     1.33
Band 0                                         304,496               227,684                     1.34
                                    ------------------    ------------------
 Total                              $        1,081,484               820,901
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              9,327
Mortality & expense charges                                                                    (5,668)
                                                                                 --------------------
Net investment income (loss)                                                                    3,659
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          563
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           67,602
                                                                                 --------------------
Net gain (loss)                                                                                68,165
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             71,824
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            3,659    $               42
                                                             ------------------    ------------------
Net realized gain (loss)                                                    563                     5
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                     67,602                 2,071

                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                        71,824                 2,118
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                960,996               292,643
Cost of units redeemed                                                 (245,752)                  (61)
Account charges                                                            (281)                   (3)
                                                             ------------------    ------------------
Increase (decrease)                                                     714,963               292,579
                                                             ------------------    ------------------
Net increase (decrease)                                                 786,787               294,697
Net assets, beginning                                                   294,697                     -
                                                             ------------------    ------------------
Net assets, ending                                           $        1,081,484    $          294,697
                                                             ==================    ==================
Units sold                                                              800,095               243,816
Units redeemed                                                         (222,397)                 (613)
                                                             ------------------    ------------------
Net increase (decrease)                                                 577,698               243,203
Units outstanding, beginning                                            243,203                     -
                                                             ------------------    ------------------
Units outstanding, ending                                               820,901               243,203
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $    1,253,639
Cost of units redeemed/account charges                                                   (246,097)
Net investment income (loss)                                                                3,701
Net realized gain (loss)                                                                      568
Realized gain distributions                                                                     -
Net change in unrealized appreciation (depreciation)                                       69,673
                                                                                   --------------
                                                                                   $    1,081,484
                                                                                   ==============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    1.31          593      $      777          1.25%           8.1%
12/31/2009       1.21          243             295          1.25%          21.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32           0      $        0          1.00%           8.4%
12/31/2009        1.21           0               0          1.00%          21.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32           0      $        0          0.75%           8.6%
12/31/2009        1.22           0               0          0.75%          21.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33           0      $        0          0.50%           8.9%
12/31/2009        1.22           0               0          0.50%          21.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33           0      $        0          0.25%           9.2%
12/31/2009        1.22           0               0          0.25%          22.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.34         228      $      304          0.00%           9.5%
12/31/2009        1.22           0               0          0.00%          22.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.4%
2009               0.1%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
        BlackRock Small Cap Growth Equity Institutional Class - 091928101

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          390,573    $          320,448                   16,267
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (13,873)
                                    ------------------
Net assets                          $          376,700
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          376,700               240,773     $               1.56
Band 100                                             -                     -                     1.57
Band 75                                              -                     -                     1.58
Band 50                                              -                     -                     1.58
Band 25                                              -                     -                     1.59
Band 0                                               -                     -                     1.60
                                    ------------------    ------------------
 Total                              $          376,700               240,773
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 -
Mortality & expense charges                                                                   (2,672)
                                                                                 -------------------
Net investment income (loss)                                                                  (2,672)
                                                                                 -------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       3,662
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                          64,059
                                                                                 -------------------
Net gain (loss)                                                                               67,721
                                                                                 -------------------
Increase (decrease) in net assets from operations                                $            65,049
                                                                                 ===================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,672)    $             (117)
Net realized gain (loss)                                                 3,662                      2
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    64,059                  6,066
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       65,049                  5,951
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               232,556                149,639
Cost of units redeemed                                                 (75,987)                  (289)
Account charges                                                           (166)                   (53)
                                                             -----------------     ------------------
Increase (decrease)                                                    156,403                149,297
                                                             -----------------     ------------------
Net increase (decrease)                                                221,452                155,248
Net assets, beginning                                                  155,248                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         376,700     $          155,248
                                                             =================     ==================
Units sold                                                             175,794                120,943
Units redeemed                                                         (55,622)                  (342)
                                                             -----------------     ------------------
Net increase (decrease)                                                120,172                120,601
Units outstanding, beginning                                           120,601                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              240,773                120,601
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     382,195
Cost of units redeemed/account charges                                                        (76,495)
Net investment income (loss)                                                                   (2,789)
Net realized gain (loss)                                                                        3,664
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           70,125
                                                                                        -------------
                                                                                        $     376,700
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.56          241     $      377          1.25%          21.5%
12/31/2009        1.29          121            155          1.25%          28.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57           0      $        0          1.00%          21.8%
12/31/2009        1.29           0               0          1.00%          28.9%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.58           0      $        0          0.75%          22.1%
12/31/2009        1.29           0               0          0.75%          29.2%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.58           0      $        0          0.50%          22.5%
12/31/2009        1.29           0               0          0.50%          29.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59           0      $        0          0.25%          22.8%
12/31/2009        1.30           0               0          0.25%          29.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60           0      $        0          0.00%          23.1%
12/31/2009        1.30           0               0          0.00%          29.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
                     Calvert Income Fund A Class - 131582207

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,327,758    $        9,260,276                  586,282
Receivables: investments sold                   14,523    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        9,342,281
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        9,342,281             6,852,138     $               1.36
Band 100                                             -                     -                     1.39
Band 75                                              -                     -                     1.41
Band 50                                              -                     -                     1.44
Band 25                                              -                     -                     1.47
Band 0                                               -                     -                     1.52
                                    ------------------    ------------------
 Total                              $        9,342,281             6,852,138
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            312,982
Mortality & expense charges                                                                  (118,196)
                                                                                 --------------------
Net investment income (loss)                                                                  194,786
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (214,588)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          478,268
                                                                                 --------------------
Net gain (loss)                                                                               263,680
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            458,466
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        194,786      $          268,529
Net realized gain (loss)                                             (214,588)               (317,239)
Realized gain distributions                                                 -                       -
Net change in unrealized appreciation (depreciation)                  478,268               1,448,120
                                                             ----------------      ------------------
Increase (decrease) in net assets from operations                     458,466               1,399,410
                                                             ----------------      ------------------
Contract owner transactions:
Proceeds from units sold                                            1,802,116               1,306,170
Cost of units redeemed                                             (3,435,664)             (1,680,030)
Account charges                                                        (2,619)                 (2,636)
                                                             ----------------      ------------------
Increase (decrease)                                                (1,636,167)               (376,496)
                                                             ----------------      ------------------
Net increase (decrease)                                            (1,177,701)              1,022,914
Net assets, beginning                                              10,519,982               9,497,068
                                                             ----------------      ------------------
Net assets, ending                                           $      9,342,281      $       10,519,982
                                                             ================      ==================
Units sold                                                          1,356,163               1,689,512
Units redeemed                                                     (2,615,212)             (1,997,129)
                                                             ----------------      ------------------
Net increase (decrease)                                            (1,259,049)               (307,617)
Units outstanding, beginning                                        8,111,187               8,418,804
                                                             ----------------      ------------------
Units outstanding, ending                                           6,852,138               8,111,187
                                                             ================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      22,911,849
Cost of units redeemed/account charges                                                        (14,882,697)
Net investment income (loss)                                                                    1,620,572
Net realized gain (loss)                                                                         (761,204)
Realized gain distributions                                                                       386,279
Net change in unrealized appreciation (depreciation)                                               67,482
                                                                                        -----------------
                                                                                        $       9,342,281
                                                                                        =================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36        6,852     $    9,342           1.25%          5.1%
12/31/2009        1.30        8,111         10,520           1.25%         15.0%
12/31/2008        1.13        8,419          9,497           1.25%        -13.1%
12/31/2007        1.30        8,057         10,459           1.25%          3.8%
12/31/2006        1.25        6,050          7,568           1.25%          3.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.39            0     $        0          1.00%           5.4%
12/31/2009        1.32            0              0          1.00%          15.3%
12/31/2008        1.14            0              0          1.00%         -12.9%
12/31/2007        1.31            0              0          1.00%           4.0%
12/31/2006        1.26            0              0          1.00%           3.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.41            0     $        0          0.75%           5.7%
12/31/2009        1.34            0              0          0.75%          15.5%
12/31/2008        1.16            0              0          0.75%         -12.7%
12/31/2007        1.33            0              0          0.75%           4.3%
12/31/2006        1.27            0              0          0.75%           4.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          0.50%           5.9%
12/31/2009        1.36            0              0          0.50%          15.8%
12/31/2008        1.17            0              0          0.50%         -12.4%
12/31/2007        1.34            0              0          0.50%           4.5%
12/31/2006        1.28            0              0          0.50%           4.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.47            0     $       0           0.25%           6.2%
12/31/2009        1.38            0             0           0.25%          16.1%
12/31/2008        1.19            0             0           0.25%         -12.2%
12/31/2007        1.35            0             0           0.25%           4.8%
12/31/2006        1.29            0             0           0.25%           4.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.52            0     $        0          0.00%           6.4%
12/31/2009        1.43            0              0          0.00%          16.4%
12/31/2008        1.22            0              0          0.00%         -12.0%
12/31/2007        1.39            0              0          0.00%           5.1%
12/31/2006        1.32            0              0          0.00%           4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010            3.2%
2009            3.9%
2008            5.1%
2007            4.7%
2006            4.8%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
                Calvert Social Mid Cap Growth A Class - 131647307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,122,903    $        5,038,631                  185,767
Receivables: investments sold                      923    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,123,826
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,123,826             2,427,179     $               2.52
Band 100                                             -                     -                     2.57
Band 75                                              -                     -                     2.62
Band 50                                              -                     -                     2.66
Band 25                                              -                     -                     2.71
Band 0                                               -                     -                     3.07
                                    ------------------    ------------------
 Total                              $        6,123,826             2,427,179
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (64,049)
                                                                                 --------------------
Net investment income (loss)                                                                  (64,049)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       69,371
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,373,658
                                                                                 --------------------
Net gain (loss)                                                                             1,443,029
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,378,980
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (64,049)    $          (49,800)
Net realized gain (loss)                                                69,371               (150,170)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,373,658              1,295,897
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,378,980              1,095,927
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               884,641                423,957
Cost of units redeemed                                                (846,055)              (663,700)
Account charges                                                         (2,954)                (5,336)
                                                             -----------------     ------------------
Increase (decrease)                                                     35,632               (245,079)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,414,612                850,848
Net assets, beginning                                                4,709,214              3,858,366
                                                             -----------------     ------------------
Net assets, ending                                           $       6,123,826    $         4,709,214
                                                             =================    ===================
Units sold                                                             427,540                302,630
Units redeemed                                                        (423,837)              (467,918)
                                                             -----------------    -------------------
Net increase (decrease)                                                  3,703               (165,288)
Units outstanding, beginning                                         2,423,476              2,588,764
                                                             -----------------    -------------------
Units outstanding, ending                                            2,427,179              2,423,476
                                                             =================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $          155,498,452
Cost of units redeemed/account charges                                                            (150,894,025)
Net investment income (loss)                                                                         1,403,692
Net realized gain (loss)                                                                            (1,143,812)
Realized gain distributions                                                                            175,247
Net change in unrealized appreciation (depreciation)                                                 1,084,272
                                                                                        ----------------------
                                                                                        $            6,123,826
                                                                                        ======================

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010   $    2.52        2,427     $    6,124            1.25%         29.8%
12/31/2009        1.94        2,423          4,709            1.25%         30.4%
12/31/2008        1.49        2,589          3,858            1.25%        -38.0%
12/31/2007        2.40        2,831          6,803            1.25%          8.8%
12/31/2006        2.21        3,699          8,170            1.25%          5.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.57            0     $        0          1.00%          30.2%
12/31/2009        1.97            0              0          1.00%          30.7%
12/31/2008        1.51            0              0          1.00%         -37.8%
12/31/2007        2.43            0              0          1.00%           9.1%
12/31/2006        2.23            0              0          1.00%           5.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.62            0     $        0          0.75%          30.5%
12/31/2009        2.00            0              0          0.75%          31.0%
12/31/2008        1.53            0              0          0.75%         -37.7%
12/31/2007        2.45            0              0          0.75%           9.3%
12/31/2006        2.25            0              0          0.75%           6.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.66            0     $        0          0.50%          30.8%
12/31/2009        2.04            0              0          0.50%          31.4%
12/31/2008        1.55            0              0          0.50%         -37.5%
12/31/2007        2.48            0              0          0.50%           9.6%
12/31/2006        2.26            0              0          0.50%           6.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.71            0     $        0          0.25%          31.1%
12/31/2009        2.07            0              0          0.25%          31.7%
12/31/2008        1.57            0              0          0.25%         -37.3%
12/31/2007        2.51            0              0          0.25%           9.9%
12/31/2006        2.28            0              0          0.25%           6.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.07            0     $        0          0.00%          31.5%
12/31/2009        2.34            0              0          0.00%          32.0%
12/31/2008        1.77            0              0          0.00%         -37.2%
12/31/2007        2.82            0              0          0.00%          10.2%
12/31/2006        2.56            0              0          0.00%           6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Calvert Small Cap Value A Class - 13161P508

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          192,998    $          176,002                   10,830
Receivables: investments sold                       37    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          193,035
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          193,035               176,374     $               1.09
Band 100                                             -                     -                     1.10
Band 75                                              -                     -                     1.10
Band 50                                              -                     -                     1.10
Band 25                                              -                     -                     1.10
Band 0                                               -                     -                     1.10
                                    ------------------    ------------------
 Total                              $          193,035               176,374
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 16
Mortality & expense charges                                                                      (440)
                                                                                 --------------------
Net investment income (loss)                                                                     (424)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           31
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           16,996
                                                                                 --------------------
Net gain (loss)                                                                                17,027
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             16,603
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (424)    $                -
Net realized gain (loss)                                                    31                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    16,996                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       16,603                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               176,950                      -
Cost of units redeemed                                                    (518)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                    176,432                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                193,035                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          193,035     $                -
                                                            ==================     ==================
Units sold                                                             177,041                      -
Units redeemed                                                            (667)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                176,374                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              176,374                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     176,950
Cost of units redeemed/account charges                                                           (518)
Net investment income (loss)                                                                     (424)
Net realized gain (loss)                                                                           31
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           16,996
                                                                                        -------------
                                                                                        $     193,035
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/14/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09          176     $      193          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.10            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.10            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.10            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.10            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.10            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Calvert SRI Mid Cap Growth A Class - 131618308

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          713,996    $          648,294                   19,949
Receivables: investments sold                   20,099    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          734,095
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          733,882               567,226     $               1.29
Band 100                                             -                     -                     1.32
Band 75                                              -                     -                     1.34
Band 50                                            213                   156                     1.37
Band 25                                              -                     -                     1.39
Band 0                                               -                     -                     1.44
                                    ------------------    ------------------
 Total                              $          734,095               567,382
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (7,669)
                                                                                 --------------------
Net investment income (loss)                                                                   (7,669)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,405)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          111,420
                                                                                 --------------------
Net gain (loss)                                                                               103,015
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             95,346
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (7,669)    $           (4,880)
Net realized gain (loss)                                                (8,405)               (18,018)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   111,420                149,347
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       95,346                126,449
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               171,575                118,552
Cost of units redeemed                                                 (96,242)               (54,400)
Account charges                                                            (53)                  (132)
                                                            ------------------     ------------------
Increase (decrease)                                                     75,280                 64,020
                                                            ------------------     ------------------
Net increase (decrease)                                                170,626                190,469
Net assets, beginning                                                  563,469                373,000
                                                            ------------------     ------------------
Net assets, ending                                          $          734,095     $          563,469
                                                            ==================     ==================
Units sold                                                             144,915                126,133
Units redeemed                                                         (81,745)               (61,698)
                                                            ------------------     ------------------
Net increase (decrease)                                                 63,170                 64,435
Units outstanding, beginning                                           504,212                439,777
                                                            ------------------     ------------------
Units outstanding, ending                                              567,382                504,212
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,876,029
Cost of units redeemed/account charges                                                     (1,328,719)
Net investment income (loss)                                                                  (44,958)
Net realized gain (loss)                                                                       76,889
Realized gain distributions                                                                    89,152
Net change in unrealized appreciation (depreciation)                                           65,702
                                                                                        -------------
                                                                                        $     734,095
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.29          567     $      734          1.25%          15.8%
12/31/2009          1.12          504            563          1.25%          31.8%
12/31/2008          0.85          440            373          1.25%         -36.3%
12/31/2007          1.33          391            521          1.25%           8.6%
12/31/2006          1.23          403            495          1.25%           8.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.32            0     $        0          1.00%          16.1%
12/31/2009          1.14            0              0          1.00%          32.1%
12/31/2008          0.86            0              0          1.00%         -36.2%
12/31/2007          1.35            0              0          1.00%           8.8%
12/31/2006          1.24            0              0          1.00%           9.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.34            0     $        0          0.75%          16.4%
12/31/2009          1.15            0              0          0.75%          32.4%
12/31/2008          0.87            0              0          0.75%         -36.0%
12/31/2007          1.36            0              0          0.75%           9.1%
12/31/2006          1.25            0              0          0.75%           9.3%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.50%          16.6%
12/31/2009          1.17            0              0          0.50%          32.7%
12/31/2008          0.88            0              0          0.50%         -35.9%
12/31/2007          1.38            0              0          0.50%           9.4%
12/31/2006          1.26            0              0          0.50%           9.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39            0     $        0          0.25%          16.9%
12/31/2009          1.19            0              0          0.25%          33.1%
12/31/2008          0.89            0              0          0.25%         -35.7%
12/31/2007          1.39            0              0          0.25%           9.7%
12/31/2006          1.27            0              0          0.25%           9.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44            0     $        0          0.00%          17.2%
12/31/2009          1.23            0              0          0.00%          33.4%
12/31/2008          0.92            0              0          0.00%         -35.5%
12/31/2007          1.43            0              0          0.00%           9.9%
12/31/2006          1.30            0              0          0.00%          10.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.1%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Columbia Mid Cap Index Fund A Class - 19765J509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,337,087    $        3,043,900                  288,675
Receivables: investments sold                  254,236    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,591,323
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,166,612             3,023,079     $               1.05
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.07
Band 25                                              -                     -                     1.08
Band 0                                         424,711               389,883                     1.09
                                    ------------------    ------------------
 Total                              $        3,591,323             3,412,962
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             22,618
Mortality & expense charges                                                                   (11,279)
                                                                                 --------------------
Net investment income (loss)                                                                   11,339
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       16,839
Realized gain distributions                                                                    13,154
Net change in unrealized appreciation (depreciation)                                          283,349
                                                                                 --------------------
Net gain (loss)                                                                               313,342
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            324,681
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           11,339     $              442
Net realized gain (loss)                                                16,839                     66
Realized gain distributions                                             13,154                      -
Net change in unrealized appreciation (depreciation)                   283,349                  9,838
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      324,681                 10,346
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,786,791                 91,958
Cost of units redeemed                                              (1,621,707)                  (131)
Account charges                                                           (615)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                  3,164,469                 91,827
                                                            ------------------     ------------------
Net increase (decrease)                                              3,489,150                102,173
Net assets, beginning                                                  102,173                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        3,591,323     $          102,173
                                                            ==================     ==================
Units sold                                                           5,044,629                121,576
Units redeemed                                                      (1,753,090)                  (153)
                                                            ------------------     ------------------
Net increase (decrease)                                              3,291,539                121,423
Units outstanding, beginning                                           121,423                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            3,412,962                121,423
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   4,878,749
Cost of units redeemed/account charges                                                     (1,622,453)
Net investment income (loss)                                                                   11,781
Net realized gain (loss)                                                                       16,905
Realized gain distributions                                                                    13,154
Net change in unrealized appreciation (depreciation)                                          293,187
                                                                                        -------------
                                                                                        $   3,591,323
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.05        3,023     $    3,167          1.25%          24.5%
12/31/2009          0.84          121            102          1.25%          35.1%
12/31/2008          0.62            0              0          1.25%         -37.1%
12/31/2007          0.99            0              0          1.25%          -1.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.00%          24.8%
12/31/2009          0.85            0              0          1.00%          35.4%
12/31/2008          0.62            0              0          1.00%         -36.9%
12/31/2007          0.99            0              0          1.00%          -1.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.75%          25.1%
12/31/2009          0.85            0              0          0.75%          35.8%
12/31/2008          0.63            0              0          0.75%         -36.7%
12/31/2007          0.99            0              0          0.75%          -1.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.07            0     $        0          0.50%          25.4%
12/31/2009          0.86            0              0          0.50%          36.1%
12/31/2008          0.63            0              0          0.50%         -36.6%
12/31/2007          0.99            0              0          0.50%          -1.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.08            0     $        0          0.25%          25.7%
12/31/2009          0.86            0              0          0.25%          36.4%
12/31/2008          0.63            0              0          0.25%         -36.4%
12/31/2007          0.99            0              0          0.25%          -0.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09          390     $      425          0.00%          26.0%
12/31/2009          0.86            0              0          0.00%          36.8%
12/31/2008          0.63            0              0          0.00%         -36.3%
12/31/2007          0.99            0              0          0.00%          -0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.2%
2009                     1.6%
2008                     0.0%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Columbia Small Cap Index Fund A Class - 19765J822

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,079,904    $        1,925,941                  120,714
Receivables: investments sold                  261,718    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,341,622
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,898,194             1,875,626     $               1.01
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.03
Band 50                                              -                     -                     1.04
Band 25                                              -                     -                     1.04
Band 0                                         443,428               421,324                     1.05
                                    ------------------    ------------------
 Total                              $        2,341,622             2,296,950
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             13,977
Mortality & expense charges                                                                    (5,195)
                                                                                 --------------------
Net investment income (loss)                                                                    8,782
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       19,495
Realized gain distributions                                                                    11,095
Net change in unrealized appreciation (depreciation)                                          146,960
                                                                                 --------------------
Net gain (loss)                                                                               177,550
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            186,332
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            8,782     $               18
Net realized gain (loss)                                                19,495                   (374)
Realized gain distributions                                             11,095                      -
Net change in unrealized appreciation (depreciation)                   146,960                  7,543
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      186,332                  7,187
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,379,619                 42,598
Cost of units redeemed                                              (1,276,107)                (1,003)
Account charges                                                           (331)                    (6)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,103,181                 41,589
                                                            ------------------     ------------------
Net increase (decrease)                                              2,289,513                 48,776
Net assets, beginning                                                   52,109                  3,333
                                                            ------------------     ------------------
Net assets, ending                                          $        2,341,622     $           52,109
                                                            ==================     ==================
Units sold                                                           3,677,224                 60,229
Units redeemed                                                      (1,444,196)                (1,362)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,233,028                 58,867
Units outstanding, beginning                                            63,922                  5,055
                                                            ------------------     ------------------
Units outstanding, ending                                            2,296,950                 63,922
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,426,012
Cost of units redeemed/account charges                                                     (1,277,590)
Net investment income (loss)                                                                    8,824
Net realized gain (loss)                                                                       19,078
Realized gain distributions                                                                    11,335
Net change in unrealized appreciation (depreciation)                                          153,963
                                                                                        -------------
                                                                                        $   2,341,622
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01        1,876     $    1,898          1.25%          24.1%
12/31/2009          0.82           64             52          1.25%          23.6%
12/31/2008          0.66            5              3          1.25%         -31.9%
12/31/2007          0.97            0              0          1.25%          -3.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          1.00%          24.5%
12/31/2009          0.82            0              0          1.00%          23.9%
12/31/2008          0.66            0              0          1.00%         -31.7%
12/31/2007          0.97            0              0          1.00%          -3.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03            0     $        0          0.75%          24.8%
12/31/2009          0.82            0              0          0.75%          24.3%
12/31/2008          0.66            0              0          0.75%         -31.5%
12/31/2007          0.97            0              0          0.75%          -3.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.04            0     $        0          0.50%          25.1%
12/31/2009          0.83            0              0          0.50%          24.6%
12/31/2008          0.66            0              0          0.50%         -31.3%
12/31/2007          0.97            0              0          0.50%          -3.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.04            0     $        0          0.25%          25.4%
12/31/2009          0.83            0              0          0.25%          24.9%
12/31/2008          0.67            0              0          0.25%         -31.2%
12/31/2007          0.97            0              0          0.25%          -3.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.05          421     $      443          0.00%          25.7%
12/31/2009          0.84            0              0          0.00%          25.2%
12/31/2008          0.67            0              0          0.00%         -31.0%
12/31/2007          0.97            0              0          0.00%          -3.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.2%
2009                     1.1%
2008                     1.8%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  CRM Mid Cap Value Investor Class - 92934R777

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          374,354    $          315,565                   13,260
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,769)
                                    ------------------
Net assets                          $          372,585
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          372,585               257,231     $               1.45
Band 100                                             -                     -                     1.45
Band 75                                              -                     -                     1.46
Band 50                                              -                     -                     1.47
Band 25                                              -                     -                     1.47
Band 0                                               -                     -                     1.48
                                    ------------------    ------------------
 Total                              $          372,585               257,231
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,242
Mortality & expense charges                                                                    (3,764)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,522)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,986
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           53,381
                                                                                 --------------------
Net gain (loss)                                                                                55,367
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             52,845
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,522)    $              497
Net realized gain (loss)                                                 1,986                      3
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    53,381                  5,408
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       52,845                  5,908
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                99,972                278,871
Cost of units redeemed                                                 (64,856)                   (29)
Account charges                                                           (117)                    (9)
                                                            ------------------     ------------------
Increase (decrease)                                                     34,999                278,833
                                                            ------------------     ------------------
Net increase (decrease)                                                 87,844                284,741
Net assets, beginning                                                  284,741                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          372,585     $          284,741
                                                            ==================     ==================
Units sold                                                              79,532                230,225
Units redeemed                                                         (52,496)                   (30)
                                                            ------------------     ------------------
Net increase (decrease)                                                 27,036                230,195
Units outstanding, beginning                                           230,195                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              257,231                230,195
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     378,843
Cost of units redeemed/account charges                                                        (65,011)
Net investment income (loss)                                                                   (2,025)
Net realized gain (loss)                                                                        1,989
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           58,789
                                                                                        -------------
                                                                                        $     372,585
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45          257     $      373          1.25%          17.1%
12/31/2009          1.24          230            285          1.25%          23.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45            0     $        0          1.00%          17.4%
12/31/2009          1.24            0              0          1.00%          23.9%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          0.75%          17.7%
12/31/2009          1.24            0              0          0.75%          24.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.50%          18.0%
12/31/2009          1.24            0              0          0.50%          24.3%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.25%          18.3%
12/31/2009          1.25            0              0          0.25%          24.5%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.00%          18.6%
12/31/2009          1.25            0              0          0.00%          24.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.4%
2009                     0.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           CRM Small Cap Value Investor Class - 92934R793 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.61
Band 100                                             -                     -                     1.62
Band 75                                              -                     -                     1.63
Band 50                                              -                     -                     1.63
Band 25                                              -                     -                     1.64
Band 0                                               -                     -                     1.65
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.61            0       $      0          1.25%          26.8%
12/31/2009          1.27            0              0          1.25%          27.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010   $      1.62             0    $        0          1.00%          27.1%
12/31/2009          1.27             0             0          1.00%          27.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.63            0     $        0          0.75%          27.4%
12/31/2009          1.28            0              0          0.75%          27.6%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.63            0     $        0          0.50%          27.8%
12/31/2009          1.28            0              0          0.50%          27.8%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.64            0     $        0          0.25%          28.1%
12/31/2009          1.28            0              0          0.25%          28.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.65            0     $        0          0.00%          28.4%
12/31/2009          1.28            0              0          0.00%          28.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         DWS Alternative Asset Allocation Plus Fund A Class - 233376763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           30,833    $           29,427                    3,266
Receivables: investments sold                      516    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           31,349
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            2,520                 1,857     $               1.36
Band 100                                             -                     -                     1.36
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.37
Band 25                                              -                     -                     1.38
Band 0                                          28,829                20,809                     1.39
                                    ------------------    ------------------
 Total                              $           31,349                22,666
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                163
Mortality & expense charges                                                                        (9)
                                                                                 --------------------
Net investment income (loss)                                                                      154
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            7
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,409
                                                                                 --------------------
Net gain (loss)                                                                                 1,416
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,570
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              154     $                2
Net realized gain (loss)                                                     7                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,409                     (3)
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,570                     (1)
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                30,143                    120
Cost of units redeemed                                                    (481)                     -
Account charges                                                             (2)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                     29,660                    120
                                                            ------------------     ------------------
Net increase (decrease)                                                 31,230                    119
Net assets, beginning                                                      119                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           31,349     $              119
                                                            ==================     ==================
Units sold                                                              22,957                     96
Units redeemed                                                            (387)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 22,570                     96
Units outstanding, beginning                                                96                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               22,666                     96
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      30,263
Cost of units redeemed/account charges                                                           (483)
Net investment income (loss)                                                                      156
Net realized gain (loss)                                                                            7
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,406
                                                                                        -------------
                                                                                        $      31,349
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            2     $        3          1.25%          10.8%
12/31/2009          1.22            0              0          1.25%          22.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            0     $        0          1.00%          11.1%
12/31/2009          1.23            0              0          1.00%          22.7%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.75%          11.4%
12/31/2009          1.23            0              0          0.75%          22.9%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.50%          11.6%
12/31/2009          1.23            0              0          0.50%          23.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.25%          11.9%
12/31/2009          1.23            0              0          0.25%          23.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39           21     $       29          0.00%          12.2%
12/31/2009          1.23            0              0          0.00%          23.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.0%
2009                     3.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
   DWS Alternative Asset Allocation Plus Fund S Class - 233376748 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.36
Band 100                                             -                     -                     1.37
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.38
Band 25                                              -                     -                     1.38
Band 0                                               -                     -                     1.39
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            0     $        0          1.25%          11.1%
12/31/2009          1.22            0              0          1.25%          22.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          1.00%          11.3%
12/31/2009          1.23            0              0          1.00%          22.7%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.75%          11.6%
12/31/2009          1.23            0              0          0.75%          22.9%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.50%          11.9%
12/31/2009          1.23            0              0          0.50%          23.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.25%          12.2%
12/31/2009          1.23            0              0          0.25%          23.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39            0     $        0          0.00%          12.4%
12/31/2009          1.24            0              0          0.00%          23.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                DWS Dreman Mid Cap Value Fund A Class - 23338F747

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            3,975    $            3,961                      358
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            3,975
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            3,975                 2,598     $               1.53
Band 100                                             -                     -                     1.54
Band 75                                              -                     -                     1.54
Band 50                                              -                     -                     1.55
Band 25                                              -                     -                     1.56
Band 0                                               -                     -                     1.56
                                    ------------------    ------------------
 Total                              $            3,975                 2,598
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               14
                                                                                 --------------------
Net gain (loss)                                                                                    14
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 14
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                        14                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                           14                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 3,961                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                      3,961                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  3,975                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            3,975     $                -
                                                            ==================     ==================
Units sold                                                               2,598                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  2,598                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                2,598                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       3,961
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               14
                                                                                        -------------
                                                                                        $       3,975
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.53            3     $        4          1.25%          18.1%
12/31/2009          1.30            0              0          1.25%          29.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54            0     $        0          1.00%          18.4%
12/31/2009          1.30            0              0          1.00%          29.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54            0     $        0          0.75%          18.7%
12/31/2009          1.30            0              0          0.75%          30.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.55            0     $        0          0.50%          19.0%
12/31/2009          1.30            0              0          0.50%          30.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.25%          19.3%
12/31/2009          1.30            0              0          0.25%          30.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.00%          19.6%
12/31/2009          1.31            0              0          0.00%          30.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                DWS Dreman Mid Cap Value Fund S Class - 23338F713

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $               33    $               30                        3
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $               33
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $               33                    21     $               1.54
Band 100                                             -                     -                     1.54
Band 75                                              -                     -                     1.55
Band 50                                              -                     -                     1.56
Band 25                                              -                     -                     1.56
Band 0                                               -                     -                     1.57
                                    ------------------    ------------------
 Total                              $               33                    21
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                3
                                                                                 --------------------
Net gain (loss)                                                                                     3
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  3
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         3                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            3                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                    30                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                         30                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                     33                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $               33     $                -
                                                            ==================     ==================
Units sold                                                                  21                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                     21                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                   21                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $          30
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                3
                                                                                        -------------
                                                                                        $          33
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54            0     $        0          1.25%          18.3%
12/31/2009          1.30            0              0          1.25%          30.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54            0     $        0          1.00%          18.6%
12/31/2009          1.30            0              0          1.00%          30.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.55            0     $        0          0.75%          18.9%
12/31/2009          1.30            0              0          0.75%          30.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.50%          19.2%
12/31/2009          1.31            0              0          0.50%          30.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.25%          19.5%
12/31/2009          1.31            0              0          0.25%          30.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57            0     $        0          0.00%          19.8%
12/31/2009          1.31            0              0          0.00%          31.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               DWS Dreman Small Cap Value Fund A Class - 23338F820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          175,542    $          147,838                    4,764
Receivables: investments sold                      390    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          175,932
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          166,261               108,133     $               1.54
Band 100                                             -                     -                     1.54
Band 75                                              -                     -                     1.55
Band 50                                              -                     -                     1.56
Band 25                                              -                     -                     1.56
Band 0                                           9,671                 6,160                     1.57
                                    ------------------    ------------------
 Total                              $          175,932               114,293
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                773
Mortality & expense charges                                                                    (1,504)
                                                                                 --------------------
Net investment income (loss)                                                                     (731)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        6,611
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           22,138
                                                                                 --------------------
Net gain (loss)                                                                                28,749
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             28,018
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (731)    $              (73)
Net realized gain (loss)                                                 6,611                    190
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    22,138                  5,566
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       28,018                  5,683
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               137,836                 79,178
Cost of units redeemed                                                 (71,278)                (2,946)
Account charges                                                           (488)                   (71)
                                                            ------------------     ------------------
Increase (decrease)                                                     66,070                 76,161
                                                            ------------------     ------------------
Net increase (decrease)                                                 94,088                 81,844
Net assets, beginning                                                   81,844                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          175,932     $           81,844
                                                            ==================     ==================
Units sold                                                             106,259                 65,600
Units redeemed                                                         (54,664)                (2,902)
                                                            ------------------     ------------------
Net increase (decrease)                                                 51,595                 62,698
Units outstanding, beginning                                            62,698                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              114,293                 62,698
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     217,014
Cost of units redeemed/account charges                                                        (74,783)
Net investment income (loss)                                                                     (804)
Net realized gain (loss)                                                                        6,801
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           27,704
                                                                                        -------------
                                                                                        $     175,932
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54          108     $      166          1.25%          17.8%
12/31/2009          1.31           63             82          1.25%          30.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54            0     $        0          1.00%          18.1%
12/31/2009          1.31            0              0          1.00%          30.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.55            0     $        0          0.75%          18.4%
12/31/2009          1.31            0              0          0.75%          31.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.50%          18.7%
12/31/2009          1.31            0              0          0.50%          31.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.25%          19.0%
12/31/2009          1.31            0              0          0.25%          31.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57            6     $       10          0.00%          19.3%
12/31/2009          1.32            0              0          0.00%          31.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.6%
2009                     0.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               DWS Dreman Small Cap Value Fund S Class - 23338F762

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           62,599    $           53,265                    1,682
Receivables: investments sold                      148    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           62,747
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           62,747                40,674     $               1.54
Band 100                                             -                     -                     1.55
Band 75                                              -                     -                     1.56
Band 50                                              -                     -                     1.56
Band 25                                              -                     -                     1.57
Band 0                                               -                     -                     1.58
                                    ------------------    ------------------
 Total                              $           62,747                40,674
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                402
Mortality & expense charges                                                                      (471)
                                                                                 --------------------
Net investment income (loss)                                                                      (69)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          292
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            7,703
                                                                                 --------------------
Net gain (loss)                                                                                 7,995
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              7,926
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (69)    $               10
Net realized gain (loss)                                                   292                     42
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     7,703                  1,631
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        7,926                  1,683
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                39,499                 16,592
Cost of units redeemed                                                  (2,596)                  (357)
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     36,903                 16,235
                                                            ------------------     ------------------
Net increase (decrease)                                                 44,829                 17,918
Net assets, beginning                                                   17,918                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           62,747     $           17,918
                                                            ==================     ==================
Units sold                                                              28,976                 13,979
Units redeemed                                                          (2,012)                  (269)
                                                            ------------------     ------------------
Net increase (decrease)                                                 26,964                 13,710
Units outstanding, beginning                                            13,710                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               40,674                 13,710
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      56,091
Cost of units redeemed/account charges                                                         (2,953)
Net investment income (loss)                                                                      (59)
Net realized gain (loss)                                                                          334
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            9,334
                                                                                        -------------
                                                                                        $      62,747
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54           41     $       63           1.25%           18.0%
12/31/2009          1.31           14             18           1.25%           30.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010   $      1.55             0   $             0      1.00%          18.3%
12/31/2009          1.31             0                 0      1.00%          30.9%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.75%          18.6%
12/31/2009          1.31            0              0          0.75%          31.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.50%          18.9%
12/31/2009          1.31            0              0          0.50%          31.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57            0     $        0          0.25%          19.2%
12/31/2009          1.32            0              0          0.25%          31.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.58            0     $        0          0.00%          19.5%
12/31/2009          1.32            0              0          0.00%          31.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.0%
2009                     0.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                     DWS Large Cap Value A Class - 23338F101

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           75,943    $           73,592                    4,357
Receivables: investments sold                       49    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           75,992
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           75,992                67,282     $               1.13
Band 100                                             -                     -                     1.13
Band 75                                              -                     -                     1.13
Band 50                                              -                     -                     1.13
Band 25                                              -                     -                     1.14
Band 0                                               -                     -                     1.14
                                    ------------------    ------------------
 Total                              $           75,992                67,282
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                288
Mortality & expense charges                                                                      (150)
                                                                                 --------------------
Net investment income (loss)                                                                      138
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (22)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,351
                                                                                 --------------------
Net gain (loss)                                                                                 2,329
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,467
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              138     $                -
Net realized gain (loss)                                                   (22)                     -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,351                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        2,467                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                76,910                      -
Cost of units redeemed                                                  (3,344)                     -
Account charges                                                            (41)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                     73,525                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 75,992                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           75,992     $                -
                                                            ==================     ==================
Units sold                                                              70,452                      -
Units redeemed                                                          (3,170)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 67,282                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               67,282                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      76,910
Cost of units redeemed/account charges                                                         (3,385)
Net investment income (loss)                                                                      138
Net realized gain (loss)                                                                          (22)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,351
                                                                                        -------------
                                                                                        $      75,992
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.13           67     $       76          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.13            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.13            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.13            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.14            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.14            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               DWS Large Cap Value S Class - 23338F606 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.13
Band 100                                             -                     -                     1.13
Band 75                                              -                     -                     1.14
Band 50                                              -                     -                     1.14
Band 25                                              -                     -                     1.14
Band 0                                               -                     -                     1.14
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.13            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.13            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.14            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.14            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.14            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.14            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Fidelity Advisor Diversified International Fund T Class - 315920694

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          150,870    $          186,129                    9,482
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (5)
                                    ------------------
Net assets                          $          150,865
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          150,865                82,683     $               1.82
Band 100                                             -                     -                     1.86
Band 75                                              -                     -                     1.89
Band 50                                              -                     -                     1.93
Band 25                                              -                     -                     1.96
Band 0                                               -                     -                     2.03
                                    ------------------    ------------------
 Total                              $          150,865                82,683
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,541
Mortality & expense charges                                                                    (1,719)
                                                                                 --------------------
Net investment income (loss)                                                                     (178)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,716)
Realized gain distributions                                                                       318
Net change in unrealized appreciation (depreciation)                                           12,934
                                                                                 --------------------
Net gain (loss)                                                                                11,536
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             11,358
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (178)    $              (56)
Net realized gain (loss)                                                (1,716)                (8,316)
Realized gain distributions                                                318                    112
Net change in unrealized appreciation (depreciation)                    12,934                 38,179
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       11,358                 29,919
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                  (5,044)               (33,905)
Account charges                                                             (5)                    (1)
                                                            ------------------     ------------------
Increase (decrease)                                                     (5,049)               (33,906)
                                                            ------------------     ------------------
Net increase (decrease)                                                  6,309                 (3,987)
Net assets, beginning                                                  144,556                148,543
                                                            ------------------     ------------------
Net assets, ending                                          $          150,865     $          144,556
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                          (3,066)               (21,165)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (3,066)               (21,165)
Units outstanding, beginning                                            85,749                106,914
                                                            ------------------     ------------------
Units outstanding, ending                                               82,683                 85,749
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     722,791
Cost of units redeemed/account charges                                                       (720,910)
Net investment income (loss)                                                                   (7,350)
Net realized gain (loss)                                                                      104,067
Realized gain distributions                                                                    87,526
Net change in unrealized appreciation (depreciation)                                          (35,259)
                                                                                        -------------
                                                                                        $     150,865
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.82           83     $      151          1.25%           8.2%
12/31/2009          1.69           86            145          1.25%          21.3%
12/31/2008          1.39          107            149          1.25%         -42.6%
12/31/2007          2.42          121            292          1.25%           8.0%
12/31/2006          2.24          201            449          1.25%          14.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.86            0     $        0          1.00%           8.5%
12/31/2009          1.71            0              0          1.00%          21.6%
12/31/2008          1.41            0              0          1.00%         -42.5%
12/31/2007          2.45            0              0          1.00%           8.3%
12/31/2006          2.26            0              0          1.00%          15.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.89            0     $        0          0.75%           8.8%
12/31/2009          1.74            0              0          0.75%          21.9%
12/31/2008          1.43            0              0          0.75%         -42.3%
12/31/2007          2.47            0              0          0.75%           8.6%
12/31/2006          2.28            0              0          0.75%          15.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.93            0     $        0          0.50%           9.0%
12/31/2009          1.77            0              0          0.50%          22.3%
12/31/2008          1.45            0              0          0.50%         -42.2%
12/31/2007          2.50            0              0          0.50%           8.8%
12/31/2006          2.30            0              0          0.50%          15.8%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.96            0     $        0          0.25%           9.3%
12/31/2009          1.79            0              0          0.25%          22.6%
12/31/2008          1.46            0              0          0.25%         -42.0%
12/31/2007          2.53            0              0          0.25%           9.1%
12/31/2006          2.32            0              0          0.25%          16.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.03            0     $        0          0.00%           9.6%
12/31/2009          1.85            0              0          0.00%          22.9%
12/31/2008          1.51            0              0          0.00%         -41.9%
12/31/2007          2.60            0              0          0.00%           9.4%
12/31/2006          2.37            0              0          0.00%          16.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.0%
2009                     1.2%
2008                     2.1%
2007                     0.5%
2006                     0.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Fidelity Advisor Dividend Growth T Class - 315805630

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          472,278    $          352,663                   37,721
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (176)
                                    ------------------
Net assets                          $          472,102
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          472,102               335,379     $               1.41
Band 100                                             -                     -                     1.43
Band 75                                              -                     -                     1.46
Band 50                                              -                     -                     1.49
Band 25                                              -                     -                     1.51
Band 0                                               -                     -                     1.57
                                    ------------------    ------------------
 Total                              $          472,102               335,379
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (6,062)
                                                                                 --------------------
Net investment income (loss)                                                                   (6,062)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       10,922
Realized gain distributions                                                                     2,035
Net change in unrealized appreciation (depreciation)                                           65,099
                                                                                 --------------------
Net gain (loss)                                                                                78,056
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             71,994
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (6,062)    $           (4,205)
Net realized gain (loss)                                                10,922                (53,968)
Realized gain distributions                                              2,035                  1,179
Net change in unrealized appreciation (depreciation)                    65,099                185,436
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       71,994                128,442
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               101,474                255,900
Cost of units redeemed                                                (258,291)               (59,848)
Account charges                                                         (1,133)                  (310)
                                                            ------------------     ------------------
Increase (decrease)                                                   (157,950)               195,742
                                                            ------------------     ------------------
Net increase (decrease)                                                (85,956)               324,184
Net assets, beginning                                                  558,058                233,874
                                                            ------------------     ------------------
Net assets, ending                                          $          472,102     $          558,058
                                                            ==================     ==================
Units sold                                                              85,698                252,603
Units redeemed                                                        (223,826)               (78,738)
                                                            ------------------     ------------------
Net increase (decrease)                                               (138,128)               173,865
Units outstanding, beginning                                           473,507                299,642
                                                            ------------------     ------------------
Units outstanding, ending                                              335,379                473,507
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,215,929
Cost of units redeemed/account charges                                                       (818,354)
Net investment income (loss)                                                                  (18,490)
Net realized gain (loss)                                                                      (69,965)
Realized gain distributions                                                                    43,367
Net change in unrealized appreciation (depreciation)                                          119,615
                                                                                        -------------
                                                                                        $     472,102
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41          335     $      472          1.25%          19.5%
12/31/2009          1.18          465            548          1.25%          51.0%
12/31/2008          0.78          293            229          1.25%         -44.8%
12/31/2007          1.41          301            425          1.25%          -1.0%
12/31/2006          1.43          322            460          1.25%          12.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.43            0     $        0          1.00%          19.8%
12/31/2009          1.20            9             10          1.00%          51.4%
12/31/2008          0.79            7              5          1.00%         -44.7%
12/31/2007          1.43            1              1          1.00%          -0.7%
12/31/2006          1.44            0              0          1.00%          12.9%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          0.75%          20.1%
12/31/2009          1.22            0              0          0.75%          51.8%
12/31/2008          0.80            0              0          0.75%         -44.5%
12/31/2007          1.44            0              0          0.75%          -0.5%
12/31/2006          1.45            0              0          0.75%          13.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.50%          20.4%
12/31/2009          1.23            0              0          0.50%          52.1%
12/31/2008          0.81            0              0          0.50%         -44.4%
12/31/2007          1.46            0              0          0.50%          -0.2%
12/31/2006          1.46            0              0          0.50%          13.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.51            0     $        0          0.25%          20.7%
12/31/2009          1.25            0              0          0.25%          52.5%
12/31/2008          0.82            0              0          0.25%         -44.3%
12/31/2007          1.48            0              0          0.25%           0.0%
12/31/2006          1.48            0              0          0.25%          13.7%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57            0     $        0          0.00%          21.0%
12/31/2009          1.29            0              0          0.00%          52.9%
12/31/2008          0.85            0              0          0.00%         -44.1%
12/31/2007          1.51            0              0          0.00%           0.3%
12/31/2006          1.51            0              0          0.00%          14.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     1.0%
2007                     0.4%
2006                     0.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Fidelity Advisor Equity Growth Fund T Class - 315805200

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,444,659    $        1,309,764                   26,872
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (2,022)
                                    ------------------
Net assets                          $        1,442,637
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          614,256               523,947     $               1.17
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.21
Band 50                                        828,381               672,312                     1.23
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.27
                                    ------------------    ------------------
 Total                              $        1,442,637             1,196,259
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (10,072)
                                                                                 --------------------
Net investment income (loss)                                                                  (10,072)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (11,042)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          277,655
                                                                                 --------------------
Net gain (loss)                                                                               266,613
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            256,541
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (10,072)    $           (6,205)
Net realized gain (loss)                                               (11,042)               (32,071)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   277,655                235,584
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      256,541                197,308
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               234,430                303,837
Cost of units redeemed                                                (110,119)              (106,014)
Account charges                                                           (307)                  (376)
                                                            ------------------     ------------------
Increase (decrease)                                                    124,004                197,447
                                                            ------------------     ------------------
Net increase (decrease)                                                380,545                394,755
Net assets, beginning                                                1,062,092                667,337
                                                            ------------------     ------------------
Net assets, ending                                          $        1,442,637     $        1,062,092
                                                            ==================     ==================
Units sold                                                             273,006                356,363
Units redeemed                                                        (155,539)              (133,575)
                                                            ------------------     ------------------
Net increase (decrease)                                                117,467                222,788
Units outstanding, beginning                                         1,078,792                856,004
                                                            ------------------     ------------------
Units outstanding, ending                                            1,196,259              1,078,792
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,004,612
Cost of units redeemed/account charges                                                       (670,252)
Net investment income (loss)                                                                  (30,986)
Net realized gain (loss)                                                                        4,368
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          134,895
                                                                                   ------------------
                                                                                   $        1,442,637
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17          524     $      614          1.25%          21.8%
12/31/2009        0.96          502            483          1.25%          26.1%
12/31/2008        0.76          340            260          1.25%         -47.7%
12/31/2007        1.46          227            331          1.25%          24.5%
12/31/2006        1.17           36             43          1.25%           4.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          1.00%          22.1%
12/31/2009        0.98            0              0          1.00%          26.4%
12/31/2008        0.77            0              0          1.00%         -47.6%
12/31/2007        1.47            0              0          1.00%          24.8%
12/31/2006        1.18            0              0          1.00%           5.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          0.75%          22.4%
12/31/2009        0.99            0              0          0.75%          26.7%
12/31/2008        0.78            0              0          0.75%         -47.4%
12/31/2007        1.49            0              0          0.75%          25.1%
12/31/2006        1.19            0              0          0.75%           5.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23          672     $      828          0.50%          22.7%
12/31/2009        1.00          577            579          0.50%          27.0%
12/31/2008        0.79          516            408          0.50%         -47.3%
12/31/2007        1.50          488            733          0.50%          25.5%
12/31/2006        1.20          474            566          0.50%           5.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.25            0     $        0          0.25%          23.1%
12/31/2009        1.02            0              0          0.25%          27.3%
12/31/2008        0.80            0              0          0.25%         -47.2%
12/31/2007        1.51            0              0          0.25%          25.8%
12/31/2006        1.20            0              0          0.25%           6.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.27            0     $        0          0.00%          23.4%
12/31/2009        1.03            0              0          0.00%          27.7%
12/31/2008        0.81            0              0          0.00%         -47.0%
12/31/2007        1.53            0              0          0.00%          26.1%
12/31/2006        1.21            0              0          0.00%           6.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          0.0%
2008          0.0%
2007          0.0%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Fidelity Advisor Equity Income Fund T Class - 315808204

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,220,095    $        1,236,974                   52,567
Receivables: investments sold                      136    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,220,231
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          688,355               491,201     $               1.40
Band 100                                             -                     -                     1.43
Band 75                                              -                     -                     1.45
Band 50                                        487,584               329,502                     1.48
Band 25                                              -                     -                     1.51
Band 0                                          44,292                28,514                     1.55
                                    ------------------    ------------------
 Total                              $        1,220,231               849,217
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             12,555
Mortality & expense charges                                                                    (9,599)
                                                                                 --------------------
Net investment income (loss)                                                                    2,956
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (29,850)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          161,491
                                                                                 --------------------
Net gain (loss)                                                                               131,641
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            134,597
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,956     $            4,733
Net realized gain (loss)                                               (29,850)               (59,137)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   161,491                227,247
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      134,597                172,843
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               267,108                205,496
Cost of units redeemed                                                (100,107)              (100,122)
Account charges                                                           (612)                  (389)
                                                            ------------------     ------------------
Increase (decrease)                                                    166,389                104,985
                                                            ------------------     ------------------
Net increase (decrease)                                                300,986                277,828
Net assets, beginning                                                  919,245                641,417
                                                            ------------------     ------------------
Net assets, ending                                          $        1,220,231     $          919,245
                                                            ==================     ==================
Units sold                                                             215,074                207,165
Units redeemed                                                         (82,720)              (105,884)
                                                            ------------------     ------------------
Net increase (decrease)                                                132,354                101,281
Units outstanding, beginning                                           716,863                615,582
                                                            ------------------     ------------------
Units outstanding, ending                                              849,217                716,863
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,658,711
Cost of units redeemed/account charges                                                       (453,414)
Net investment income (loss)                                                                   11,956
Net realized gain (loss)                                                                      (92,292)
Realized gain distributions                                                                   112,149
Net change in unrealized appreciation (depreciation)                                          (16,879)
                                                                                   ------------------
                                                                                   $        1,220,231
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40          491     $      688          1.25%          11.7%
12/31/2009        1.25          406            509          1.25%          22.7%
12/31/2008        1.02          333            340          1.25%         -41.5%
12/31/2007        1.75          265            463          1.25%           2.1%
12/31/2006        1.71          185            317          1.25%          15.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43            0     $        0          1.00%          12.0%
12/31/2009        1.27            0              0          1.00%          23.0%
12/31/2008        1.04            0              0          1.00%         -41.3%
12/31/2007        1.77            0              0          1.00%           2.3%
12/31/2006        1.73            0              0          1.00%          15.7%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          0.75%          12.3%
12/31/2009        1.29            0              0          0.75%          23.3%
12/31/2008        1.05            0              0          0.75%         -41.2%
12/31/2007        1.78            0              0          0.75%           2.6%
12/31/2006        1.74            0              0          0.75%          16.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.48          330     $      488          0.50%          12.6%
12/31/2009        1.31          288            379          0.50%          23.7%
12/31/2008        1.06          267            284          0.50%         -41.1%
12/31/2007        1.80          211            381          0.50%           2.8%
12/31/2006        1.75          186            326          0.50%          16.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.51             0    $        0          0.25%          12.8%
12/31/2009        1.34             0             0          0.25%          24.0%
12/31/2008        1.08             0             0          0.25%         -40.9%
12/31/2007        1.82             0             0          0.25%           3.1%
12/31/2006        1.77             0             0          0.25%          16.5%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.55           29     $       44          0.00%          13.1%
12/31/2009        1.37           23             31          0.00%          24.3%
12/31/2008        1.10           15             17          0.00%         -40.8%
12/31/2007        1.87           11             21          0.00%           3.4%
12/31/2006        1.80            6             10          0.00%          16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          1.2%
2009          1.4%
2008          1.3%
2007          0.9%
2006          1.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2010 Fund A Class - 315792705

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,314,953    $        1,099,998                  113,947
Receivables: investments sold                    1,002    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,315,955
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,315,955             1,304,220     $               1.01
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.03
Band 50                                              -                     -                     1.04
Band 25                                              -                     -                     1.05
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $        1,315,955             1,304,220
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             19,798
Mortality & expense charges                                                                   (17,943)
                                                                                 --------------------
Net investment income (loss)                                                                    1,855
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      108,666
Realized gain distributions                                                                    12,333
Net change in unrealized appreciation (depreciation)                                            8,345
                                                                                 --------------------
Net gain (loss)                                                                               129,344
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            131,199
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,855     $           10,117
Net realized gain (loss)                                               108,666               (130,131)
Realized gain distributions                                             12,333                 11,224
Net change in unrealized appreciation (depreciation)                     8,345                441,504
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      131,199                332,714
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               264,055                239,292
Cost of units redeemed                                                (606,538)              (665,994)
Account charges                                                           (241)                  (351)
                                                            ------------------     ------------------
Increase (decrease)                                                   (342,724)              (427,053)
                                                            ------------------     ------------------
Net increase (decrease)                                               (211,525)               (94,339)
Net assets, beginning                                                1,527,480              1,621,819
                                                            ------------------     ------------------
Net assets, ending                                          $        1,315,955     $        1,527,480
                                                            ==================     ==================
Units sold                                                             340,356                551,158
Units redeemed                                                        (713,605)            (1,083,697)
                                                            ------------------     ------------------
Net increase (decrease)                                               (373,249)              (532,539)
Units outstanding, beginning                                         1,677,469              2,210,008
                                                            ------------------     ------------------
Units outstanding, ending                                            1,304,220              1,677,469
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,991,673
Cost of units redeemed/account charges                                                     (1,783,285)
Net investment income (loss)                                                                   57,204
Net realized gain (loss)                                                                     (228,024)
Realized gain distributions                                                                    63,432
Net change in unrealized appreciation (depreciation)                                          214,955
                                                                                   ------------------
                                                                                   $        1,315,955
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01        1,304     $    1,316          1.25%          10.8%
12/31/2009        0.91        1,677          1,527          1.25%          24.1%
12/31/2008        0.73        2,210          1,622          1.25%         -27.5%
12/31/2007        1.01          743            752          1.25%           1.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02             0    $        0          1.00%          11.1%
12/31/2009        0.92             0             0          1.00%         24.4%
12/31/2008        0.74             0             0          1.00%        -27.3%
12/31/2007        1.01             0             0          1.00%          1.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.75%          11.4%
12/31/2009        0.92            0              0          0.75%          24.7%
12/31/2008        0.74            0              0          0.75%         -27.2%
12/31/2007        1.02            0              0          0.75%           1.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          0.50%          11.6%
12/31/2009        0.93            0              0          0.50%          25.0%
12/31/2008        0.74            0              0          0.50%         -27.0%
12/31/2007        1.02            0              0          0.50%           1.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010   $    1.05            0     $        0          0.25%          11.9%
12/31/2009        0.93            0              0          0.25%          25.3%
12/31/2008        0.75            0              0          0.25%         -26.8%
12/31/2007        1.02            0              0          0.25%           1.9%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.00%          12.2%
12/31/2009        0.94            0              0          0.00%          25.6%
12/31/2008        0.75            0              0          0.00%         -26.6%
12/31/2007        1.02            0              0          0.00%           2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.4%
2009         1.9%
2008         4.0%
2007         4.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2010 Fund T Class - 315792879

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,012,618    $        7,149,081                  783,025
Receivables: investments sold                   47,278    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        9,059,896
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,177,881             6,149,226     $               1.17
Band 100                                       669,193               564,987                     1.18
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.24
Band 0                                       1,212,822               965,926                     1.26
                                    ------------------    ------------------
 Total                              $        9,059,896             7,680,139
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            100,762
Mortality & expense charges                                                                   (90,705)
                                                                                 --------------------
Net investment income (loss)                                                                   10,057
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (69,062)
Realized gain distributions                                                                    78,592
Net change in unrealized appreciation (depreciation)                                          858,030
                                                                                 --------------------
Net gain (loss)                                                                               867,560
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            877,617
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           10,057     $           70,287
Net realized gain (loss)                                               (69,062)            (1,026,474)
Realized gain distributions                                             78,592                 65,631
Net change in unrealized appreciation (depreciation)                   858,030              2,442,675
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      877,617              1,552,119
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,435,653              4,235,706
Cost of units redeemed                                              (1,672,274)            (2,103,278)
Account charges                                                         (6,301)                (7,377)
                                                            ------------------     ------------------
Increase (decrease)                                                   (242,922)             2,125,051
                                                            ------------------     ------------------
Net increase (decrease)                                                634,695              3,677,170
Net assets, beginning                                                8,425,201              4,748,031
                                                            ------------------     ------------------
Net assets, ending                                          $        9,059,896     $        8,425,201
                                                            ==================     ==================
Units sold                                                           1,598,270              6,320,901
Units redeemed                                                      (1,836,537)            (3,932,900)
                                                            ------------------     ------------------
Net increase (decrease)                                               (238,267)             2,388,001
Units outstanding, beginning                                         7,918,406              5,530,405
                                                            ------------------     ------------------
Units outstanding, ending                                            7,680,139              7,918,406
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       14,980,408
Cost of units redeemed/account charges                                                     (6,940,202)
Net investment income (loss)                                                                  207,174
Net realized gain (loss)                                                                   (1,343,988)
Realized gain distributions                                                                   292,967
Net change in unrealized appreciation (depreciation)                                        1,863,537
                                                                                   ------------------
                                                                                   $        9,059,896
                                                                                   ==================

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17        6,149     $    7,178          1.25%          10.6%
12/31/2009        1.06        6,464          6,822          1.25%          23.6%
12/31/2008        0.85        4,472          3,819          1.25%         -27.7%
12/31/2007        1.18        2,560          3,024          1.25%           5.8%
12/31/2006        1.12          557            622          1.25%           7.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18          565     $      669          1.00%          10.9%
12/31/2009        1.07          537            574          1.00%          23.9%
12/31/2008        0.86          554            478          1.00%         -27.5%
12/31/2007        1.19            8              9          1.00%           6.1%
12/31/2006        1.12            4              4          1.00%           8.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.75%          11.1%
12/31/2009        1.08            0              0          0.75%          24.2%
12/31/2008        0.87            0              0          0.75%         -27.3%
12/31/2007        1.20            0              0          0.75%           6.4%
12/31/2006        1.13            0              0          0.75%           8.2%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          0.50%          11.4%
12/31/2009        1.09            0              0          0.50%          24.5%
12/31/2008        0.88            0              0          0.50%         -27.2%
12/31/2007        1.21            0              0          0.50%           6.6%
12/31/2006        1.13            0              0          0.50%           8.5%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.24            0     $        0          0.25%          11.7%
12/31/2009        1.11            0              0          0.25%          24.9%
12/31/2008        0.89            0              0          0.25%         -27.0%
12/31/2007        1.22            0              0          0.25%           6.9%
12/31/2006        1.14            0              0          0.25%           8.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26          966     $    1,213          0.00%          12.0%
12/31/2009        1.12          918          1,029          0.00%          25.2%
12/31/2008        0.90          504            451          0.00%         -26.8%
12/31/2007        1.22          225            275          0.00%           7.2%
12/31/2006        1.14          130            148          0.00%           9.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          1.2%
2009          2.2%
2008          3.0%
2007          3.1%
2006          3.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2015 Fund A Class - 315792580

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,396,244    $        2,889,095                  295,582
Receivables: investments sold                    2,502    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,398,746
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,398,746             3,432,415     $               0.99
Band 100                                             -                     -                     1.00
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
 Total                              $        3,398,746             3,432,415
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             45,426
Mortality & expense charges                                                                   (35,558)
                                                                                 --------------------
Net investment income (loss)                                                                    9,868
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      105,333
Realized gain distributions                                                                    28,300
Net change in unrealized appreciation (depreciation)                                          178,230
                                                                                 --------------------
Net gain (loss)                                                                               311,863
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            321,731
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            9,868     $           18,620
Net realized gain (loss)                                               105,333                 10,308
Realized gain distributions                                             28,300                 17,311
Net change in unrealized appreciation (depreciation)                   178,230                365,500
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      321,731                411,739
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,135,082              1,008,337
Cost of units redeemed                                                (435,405)              (317,216)
Account charges                                                           (269)                   (92)
                                                            ------------------     ------------------
Increase (decrease)                                                    699,408                691,029
                                                            ------------------     ------------------
Net increase (decrease)                                              1,021,139              1,102,768
Net assets, beginning                                                2,377,607              1,274,839
                                                            ------------------     ------------------
Net assets, ending                                          $        3,398,746     $        2,377,607
                                                            ==================     ==================
Units sold                                                           1,405,606              1,387,631
Units redeemed                                                        (638,738)              (504,313)
                                                            ------------------     ------------------
Net increase (decrease)                                                766,868                883,318
Units outstanding, beginning                                         2,665,547              1,782,229
                                                            ------------------     ------------------
Units outstanding, ending                                            3,432,415              2,665,547
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,612,739
Cost of units redeemed/account charges                                                       (903,948)
Net investment income (loss)                                                                   58,401
Net realized gain (loss)                                                                       68,916
Realized gain distributions                                                                    55,489
Net change in unrealized appreciation (depreciation)                                          507,149
                                                                                   ------------------
                                                                                   $        3,398,746
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.99        3,432     $    3,399          1.25%          11.0%
12/31/2009        0.89        2,666          2,378          1.25%          24.7%
12/31/2008        0.72        1,782          1,275          1.25%         -29.3%
12/31/2007        1.01           85             86          1.25%           1.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.00            0     $        0          1.00%          11.3%
12/31/2009        0.90            0              0          1.00%          25.0%
12/31/2008        0.72            0              0          1.00%         -29.1%
12/31/2007        1.01            0              0          1.00%           1.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.75%          11.6%
12/31/2009        0.90            0              0          0.75%          25.3%
12/31/2008        0.72            0              0          0.75%         -28.9%
12/31/2007        1.01            0              0          0.75%           1.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.50%          11.8%
12/31/2009        0.91            0              0          0.50%          25.6%
12/31/2008        0.72            0              0          0.50%         -28.7%
12/31/2007        1.02            0              0          0.50%           1.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.25%          12.1%
12/31/2009        0.92            0              0          0.25%          26.0%
12/31/2008        0.73            0              0          0.25%         -28.6%
12/31/2007        1.02            0              0          0.25%           1.7%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          0.00%          12.4%
12/31/2009        0.92            0              0          0.00%          26.3%
12/31/2008        0.73            0              0          0.00%         -28.4%
12/31/2007        1.02            0              0          0.00%           1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.6%
2009         2.2%
2008         4.7%
2007         3.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2015 Fund T Class - 315792556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       16,962,672    $       13,270,561                1,477,584
Receivables: investments sold                   66,374    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       17,029,046
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       16,264,977            13,833,351     $               1.18
Band 100                                        26,364                22,097                     1.19
Band 75                                              -                     -                     1.21
Band 50                                          7,515                 6,118                     1.23
Band 25                                              -                     -                     1.25
Band 0                                         730,190               577,339                     1.26
                                    ------------------    ------------------
 Total                              $       17,029,046            14,438,905
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            189,690
Mortality & expense charges                                                                  (188,968)
                                                                                 --------------------
Net investment income (loss)                                                                      722
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      453,326
Realized gain distributions                                                                   147,259
Net change in unrealized appreciation (depreciation)                                        1,086,902
                                                                                 --------------------
Net gain (loss)                                                                             1,687,487
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,688,209
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              722     $           95,931
Net realized gain (loss)                                               453,326             (1,774,876)
Realized gain distributions                                            147,259                111,841
Net change in unrealized appreciation (depreciation)                 1,086,902              4,320,086
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,688,209              2,752,982
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,267,067              9,147,171
Cost of units redeemed                                              (2,578,583)            (2,642,101)
Account charges                                                        (12,176)               (10,661)
                                                            ------------------     ------------------
Increase (decrease)                                                    676,308              6,494,409
                                                            ------------------     ------------------
Net increase (decrease)                                              2,364,517              9,247,391
Net assets, beginning                                               14,664,529              5,417,138
                                                            ------------------     ------------------
Net assets, ending                                          $       17,029,046     $       14,664,529
                                                            ==================     ==================
Units sold                                                           3,308,687             14,172,174
Units redeemed                                                      (2,648,329)            (6,727,373)
                                                            ------------------     ------------------
Net increase (decrease)                                                660,358              7,444,801
Units outstanding, beginning                                        13,778,547              6,333,746
                                                            ------------------     ------------------
Units outstanding, ending                                           14,438,905             13,778,547
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       20,518,372
Cost of units redeemed/account charges                                                     (6,526,530)
Net investment income (loss)                                                                  219,033
Net realized gain (loss)                                                                   (1,311,478)
Realized gain distributions                                                                   437,538
Net change in unrealized appreciation (depreciation)                                        3,692,111
                                                                                   ------------------
                                                                                   $       17,029,046
                                                                                   ==================

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18       13,833     $   16,265          1.25%          10.7%
12/31/2009        1.06       13,249         14,068          1.25%          24.4%
12/31/2008        0.85        6,036          5,151          1.25%         -29.5%
12/31/2007        1.21        2,213          2,679          1.25%           6.2%
12/31/2006        1.14          716            816          1.25%           8.5%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19           22     $       26          1.00%          11.0%
12/31/2009        1.07           19             20          1.00%          24.7%
12/31/2008        0.86           13             11          1.00%         -29.3%
12/31/2007        1.22           12             14          1.00%           6.5%
12/31/2006        1.14            5              6          1.00%           9.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          0.75%          11.3%
12/31/2009        1.09            0              0          0.75%          25.0%
12/31/2008        0.87            0              0          0.75%         -29.1%
12/31/2007        1.23            0              0          0.75%           6.8%
12/31/2006        1.15            0              0          0.75%           9.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            6     $        8          0.50%          11.6%
12/31/2009        1.10            0              0          0.50%          25.4%
12/31/2008        0.88            0              0          0.50%         -29.0%
12/31/2007        1.24            0              0          0.50%           7.0%
12/31/2006        1.16            0              0          0.50%           9.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.25            0     $        0          0.25%          11.8%
12/31/2009        1.11            0              0          0.25%          25.7%
12/31/2008        0.89            0              0          0.25%         -28.8%
12/31/2007        1.25            0              0          0.25%           7.3%
12/31/2006        1.16            0              0          0.25%           9.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26          577     $      730          0.00%          12.1%
12/31/2009        1.13          511            576          0.00%          26.0%
12/31/2008        0.90          285            255          0.00%         -28.6%
12/31/2007        1.25          198            248          0.00%           7.6%
12/31/2006        1.17          126            146          0.00%          10.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          1.2%
2009          2.3%
2008          3.3%
2007          2.6%
2006          2.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2020 Fund A Class - 315792853

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,448,679    $        6,926,242                  620,723
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (4,188)
                                    ------------------
Net assets                          $        7,444,491
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,444,491             7,850,743     $               0.95
Band 100                                             -                     -                     0.96
Band 75                                              -                     -                     0.97
Band 50                                              -                     -                     0.97
Band 25                                              -                     -                     0.98
Band 0                                               -                     -                     0.99
                                    ------------------    ------------------
 Total                              $        7,444,491             7,850,743
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            100,752
Mortality & expense charges                                                                   (75,958)
                                                                                 --------------------
Net investment income (loss)                                                                   24,794
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (101,407)
Realized gain distributions                                                                    64,563
Net change in unrealized appreciation (depreciation)                                          796,397
                                                                                 --------------------
Net gain (loss)                                                                               759,553
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            784,347
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           24,794     $           33,727
Net realized gain (loss)                                              (101,407)              (323,800)
Realized gain distributions                                             64,563                 41,005
Net change in unrealized appreciation (depreciation)                   796,397              1,352,868
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      784,347              1,103,800
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,762,624                835,897
Cost of units redeemed                                                (398,384)              (504,995)
Account charges                                                           (610)                  (840)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,363,630                330,062
                                                            ------------------     ------------------
Net increase (decrease)                                              2,147,977              1,433,862
Net assets, beginning                                                5,296,514              3,862,652
                                                            ------------------     ------------------
Net assets, ending                                          $        7,444,491     $        5,296,514
                                                            ==================     ==================
Units sold                                                           2,159,933              1,461,350
Units redeemed                                                        (585,647)            (1,036,891)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,574,286                424,459
Units outstanding, beginning                                         6,276,457              5,851,998
                                                            ------------------     ------------------
Units outstanding, ending                                            7,850,743              6,276,457
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        8,594,170
Cost of units redeemed/account charges                                                     (1,444,458)
Net investment income (loss)                                                                  174,868
Net realized gain (loss)                                                                     (671,259)
Realized gain distributions                                                                   268,733
Net change in unrealized appreciation (depreciation)                                          522,437
                                                                                   ------------------
                                                                                   $        7,444,491
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.95        7,851     $    7,444          1.25%          12.4%
12/31/2009        0.84        6,276          5,297          1.25%          27.8%
12/31/2008        0.66        5,852          3,863          1.25%         -34.6%
12/31/2007        1.01        4,078          4,115          1.25%           0.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.96            0     $        0          1.00%          12.7%
12/31/2009        0.85            0              0          1.00%          28.2%
12/31/2008        0.66            0              0          1.00%         -34.4%
12/31/2007        1.01            0              0          1.00%           1.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.97            0     $        0          0.75%          12.9%
12/31/2009        0.85            0              0          0.75%          28.5%
12/31/2008        0.67            0              0          0.75%         -34.3%
12/31/2007        1.01            0              0          0.75%           1.2%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.97            0     $        0          0.50%          13.2%
12/31/2009        0.86            0              0          0.50%          28.8%
12/31/2008        0.67            0              0          0.50%         -34.1%
12/31/2007        1.01            0              0          0.50%           1.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.98            0     $        0          0.25%          13.5%
12/31/2009        0.87            0              0          0.25%          29.1%
12/31/2008        0.67            0              0          0.25%         -33.9%
12/31/2007        1.02            0              0          0.25%           1.5%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.99            0     $        0          0.00%          13.8%
12/31/2009        0.87            0              0          0.00%          29.5%
12/31/2008        0.67            0              0          0.00%         -33.8%
12/31/2007        1.02            0              0          0.00%           1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          1.6%
2009          1.9%
2008          2.6%
2007          3.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2020 Fund T Class - 315792820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       21,271,727    $       16,787,465                1,772,643
Receivables: investments sold                  111,415    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       21,383,142
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       16,867,938            14,644,735     $               1.15
Band 100                                     1,132,394               968,898                     1.17
Band 75                                              -                     -                     1.19
Band 50                                        180,931               150,356                     1.20
Band 25                                              -                     -                     1.22
Band 0                                       3,201,879             2,584,253                     1.24
                                    ------------------    ------------------
 Total                              $       21,383,142            18,348,242
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            232,111
Mortality & expense charges                                                                  (196,346)
                                                                                 --------------------
Net investment income (loss)                                                                   35,765
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (390,037)
Realized gain distributions                                                                   190,567
Net change in unrealized appreciation (depreciation)                                        2,460,490
                                                                                 --------------------
Net gain (loss)                                                                             2,261,020
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,296,785
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           35,765     $          109,774
Net realized gain (loss)                                              (390,037)            (2,352,704)
Realized gain distributions                                            190,567                137,944
Net change in unrealized appreciation (depreciation)                 2,460,490              5,683,819
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,296,785              3,578,833
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,400,815              8,236,406
Cost of units redeemed                                              (2,800,235)            (2,878,731)
Account charges                                                        (16,932)               (13,055)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,583,648              5,344,620
                                                            ------------------     ------------------
Net increase (decrease)                                              3,880,433              8,923,453
Net assets, beginning                                               17,502,709              8,579,256
                                                            ------------------     ------------------
Net assets, ending                                          $       21,383,142     $       17,502,709
                                                            ==================     ==================
Units sold                                                           5,189,228             13,385,982
Units redeemed                                                      (3,717,850)            (7,076,216)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,471,378              6,309,766
Units outstanding, beginning                                        16,876,864             10,567,098
                                                            ------------------     ------------------
Units outstanding, ending                                           18,348,242             16,876,864
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       28,574,973
Cost of units redeemed/account charges                                                     (9,886,357)
Net investment income (loss)                                                                  319,598
Net realized gain (loss)                                                                   (2,798,866)
Realized gain distributions                                                                   689,532
Net change in unrealized appreciation (depreciation)                                        4,484,262
                                                                                   ------------------
                                                                                   $       21,383,142
                                                                                   ==================

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15       14,645     $   16,868          1.25%          12.0%
12/31/2009        1.03       13,736         14,122          1.25%          27.5%
12/31/2008        0.81        8,318          6,705          1.25%         -34.7%
12/31/2007        1.23        3,336          4,120          1.25%           6.7%
12/31/2006        1.16        1,539          1,781          1.25%          10.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17          969     $    1,132          1.00%          12.3%
12/31/2009        1.04          945            983          1.00%          27.9%
12/31/2008        0.81          880            716          1.00%         -34.6%
12/31/2007        1.24           10             12          1.00%           7.0%
12/31/2006        1.16            5              6          1.00%          10.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.75%          12.6%
12/31/2009        1.05            0              0          0.75%          28.2%
12/31/2008        0.82            0              0          0.75%         -34.4%
12/31/2007        1.25            0              0          0.75%           7.3%
12/31/2006        1.17            0              0          0.75%          10.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20          150     $      181          0.50%          12.9%
12/31/2009        1.07            4              4          0.50%          28.5%
12/31/2008        0.83            0              0          0.50%         -34.2%
12/31/2007        1.26            0              0          0.50%           7.5%
12/31/2006        1.17            0              0          0.50%          10.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          0.25%          13.2%
12/31/2009        1.08            0              0          0.25%          28.8%
12/31/2008        0.84            0              0          0.25%         -34.1%
12/31/2007        1.27            0              0          0.25%           7.8%
12/31/2006        1.18            0              0          0.25%          11.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.24        2,584     $    3,202          0.00%          13.4%
12/31/2009        1.09        2,192          2,394          0.00%          29.1%
12/31/2008        0.85        1,370          1,158          0.00%         -33.9%
12/31/2007        1.28          812          1,039          0.00%           8.1%
12/31/2006        1.18          137            162          0.00%          11.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          1.2%
2009          2.0%
2008          2.9%
2007          2.1%
2006          2.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2025 Fund A Class - 315792531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,525,731  $    2,156,112         217,735
Receivables: investments sold              1,819  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    2,527,550
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,527,550       2,682,289  $         0.94
Band 100                                       -               -            0.95
Band 75                                        -               -            0.96
Band 50                                        -               -            0.97
Band 25                                        -               -            0.98
Band 0                                         -               -            0.99
                                  --------------  --------------
 Total                            $    2,527,550       2,682,289
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       31,866
Mortality & expense charges                                              (22,994)
                                                                  --------------
Net investment income (loss)                                               8,872
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  52,781
Realized gain distributions                                               20,371
Net change in unrealized appreciation (depreciation)                     206,503
                                                                  --------------
Net gain (loss)                                                          279,655
                                                                  --------------
Increase (decrease) in net assets from operations                 $      288,527
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            8,872     $            7,206
Net realized gain (loss)                                                52,781                (72,419)
Realized gain distributions                                             20,371                  9,134
Net change in unrealized appreciation (depreciation)                   206,503                294,082
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      288,527                238,003
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,146,294                583,016
Cost of units redeemed                                                (152,170)              (255,922)
Account charges                                                           (533)                  (299)
                                                            ------------------     ------------------
Increase (decrease)                                                    993,591                326,795
                                                            ------------------     ------------------
Net increase (decrease)                                              1,282,118                564,798
Net assets, beginning                                                1,245,432                680,634
                                                            ------------------     ------------------
Net assets, ending                                          $        2,527,550     $        1,245,432
                                                            ==================     ==================
Units sold                                                           1,527,595                878,916
Units redeemed                                                        (342,210)              (438,882)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,185,385                440,034
Units outstanding, beginning                                         1,496,904              1,056,870
                                                            ------------------     ------------------
Units outstanding, ending                                            2,682,289              1,496,904
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     2,672,103
Cost of units redeemed/account charges                                                      (527,244)
Net investment income (loss)                                                                  31,431
Net realized gain (loss)                                                                     (63,675)
Realized gain distributions                                                                   45,316
Net change in unrealized appreciation (depreciation)                                         369,619
                                                                                     ---------------
                                                                                     $     2,527,550
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.94         2,682   $    2,528           1.25%           13.3%
12/31/2009       0.83         1,497        1,245           1.25%           29.2%
12/31/2008       0.64         1,057          681           1.25%          -36.2%
12/31/2007       1.01           284          286           1.25%            0.9%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.95             0   $        0           1.00%           13.5%
12/31/2009       0.84             0            0           1.00%           29.5%
12/31/2008       0.65             0            0           1.00%          -36.0%
12/31/2007       1.01             0            0           1.00%            1.1%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.96             0   $        0           0.75%           13.8%
12/31/2009       0.84             0            0           0.75%           29.8%
12/31/2008       0.65             0            0           0.75%          -35.9%
12/31/2007       1.01             0            0           0.75%            1.2%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.97             0   $        0           0.50%           14.1%
12/31/2009       0.85             0            0           0.50%           30.2%
12/31/2008       0.65             0            0           0.50%          -35.7%
12/31/2007       1.01             0            0           0.50%            1.4%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.98             0   $        0           0.25%           14.4%
12/31/2009       0.85             0            0           0.25%           30.5%
12/31/2008       0.65             0            0           0.25%          -35.5%
12/31/2007       1.02             0            0           0.25%            1.5%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.99             0   $        0           0.00%           14.7%
12/31/2009       0.86             0            0           0.00%           30.8%
12/31/2008       0.66             0            0           0.00%          -35.4%
12/31/2007       1.02             0            0           0.00%            1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.7%
2009               1.9%
2008               3.4%
2007               2.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2025 Fund T Class - 315792499

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   13,923,912  $   10,558,492       1,197,240
Receivables: investments sold            107,709  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   14,031,621
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   12,712,200      11,007,187  $         1.15
Band 100                                  51,785          44,190            1.17
Band 75                                        -               -            1.19
Band 50                                        -               -            1.21
Band 25                                        -               -            1.22
Band 0                                 1,267,636       1,020,401            1.24
                                  --------------  --------------
 Total                            $   14,031,621      12,071,778
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      149,770
Mortality & expense charges                                             (136,801)
                                                                  --------------
Net investment income (loss)                                              12,969
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 282,182
Realized gain distributions                                              121,978
Net change in unrealized appreciation (depreciation)                   1,198,082
                                                                  --------------
Net gain (loss)                                                        1,602,242
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,615,211
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           12,969     $           54,280
Net realized gain (loss)                                               282,182             (1,712,465)
Realized gain distributions                                            121,978                 85,844
Net change in unrealized appreciation (depreciation)                 1,198,082              3,839,562
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,615,211              2,267,221
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,671,917              6,054,481
Cost of units redeemed                                              (1,978,959)            (1,604,695)
Account charges                                                        (11,275)               (11,714)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,681,683              4,438,072
                                                            ------------------     ------------------
Net increase (decrease)                                              3,296,894              6,705,293
Net assets, beginning                                               10,734,727              4,029,434
                                                            ------------------     ------------------
Net assets, ending                                          $       14,031,621     $       10,734,727
                                                            ==================     ==================
Units sold                                                           3,746,870             10,371,053
Units redeemed                                                      (2,134,932)            (4,969,731)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,611,938              5,401,322
Units outstanding, beginning                                        10,459,840              5,058,518
                                                            ------------------     ------------------
Units outstanding, ending                                           12,071,778             10,459,840
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    16,295,814
Cost of units redeemed/account charges                                                    (4,728,680)
Net investment income (loss)                                                                 137,947
Net realized gain (loss)                                                                  (1,398,052)
Realized gain distributions                                                                  359,172
Net change in unrealized appreciation (depreciation)                                       3,365,420
                                                                                     ---------------
                                                                                     $    14,031,621
                                                                                     ===============

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.15        11,007  $    12,712           1.25%           13.1%
12/31/2009       1.02         9,648        9,855           1.25%           28.8%
12/31/2008       0.79         4,572        3,625           1.25%          -36.4%
12/31/2007       1.25         1,485        1,850           1.25%            7.0%
12/31/2006       1.16           562          654           1.25%            9.9%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.17            44   $       52           1.00%           13.3%
12/31/2009       1.03            36           37           1.00%           29.1%
12/31/2008       0.80            23           19           1.00%          -36.2%
12/31/2007       1.25            22           28           1.00%            7.3%
12/31/2006       1.17            14           17           1.00%           10.6%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.19             0   $        0           0.75%           13.6%
12/31/2009       1.05             0            0           0.75%           29.5%
12/31/2008       0.81             0            0           0.75%          -36.0%
12/31/2007       1.26             0            0           0.75%            7.5%
12/31/2006       1.18             0            0           0.75%           10.9%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21             0   $        0           0.50%           13.9%
12/31/2009       1.06             0            0           0.50%           29.8%
12/31/2008       0.82             0            0           0.50%          -35.9%
12/31/2007       1.27             0            0           0.50%            7.8%
12/31/2006       1.18             0            0           0.50%           11.2%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22             0   $        0           0.25%           14.2%
12/31/2009       1.07             0            0           0.25%           30.1%
12/31/2008       0.82             0            0           0.25%          -35.7%
12/31/2007       1.28             0            0           0.25%            8.1%
12/31/2006       1.19             0            0           0.25%           11.4%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.24         1,020   $    1,268           0.00%           14.5%
12/31/2009       1.09           776          842           0.00%           30.4%
12/31/2008       0.83           464          386           0.00%          -35.6%
12/31/2007       1.29           226          292           0.00%            8.4%
12/31/2006       1.19           119          142           0.00%           11.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.2%
2009               2.0%
2008               2.8%
2007               1.9%
2006               2.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2030 Fund A Class - 315792796

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,352,804  $    1,899,643         193,010
Receivables: investments sold              1,637  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    2,354,441
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,354,441       2,624,336  $         0.90
Band 100                                       -               -            0.91
Band 75                                        -               -            0.91
Band 50                                        -               -            0.92
Band 25                                        -               -            0.93
Band 0                                         -               -            0.94
                                  --------------  --------------
 Total                            $    2,354,441       2,624,336
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       29,561
Mortality & expense charges                                              (22,697)
                                                                  --------------
Net investment income (loss)                                               6,864
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   1,197
Realized gain distributions                                               19,589
Net change in unrealized appreciation (depreciation)                     249,431
                                                                  --------------
Net gain (loss)                                                          270,217
                                                                  --------------
Increase (decrease) in net assets from operations                 $      277,081
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            6,864     $            5,987
Net realized gain (loss)                                                 1,197                (79,547)
Realized gain distributions                                             19,589                 11,338
Net change in unrealized appreciation (depreciation)                   249,431                349,677
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      277,081                287,455
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               917,692                555,757
Cost of units redeemed                                                (221,356)              (150,391)
Account charges                                                           (818)                  (403)
                                                            ------------------     ------------------
Increase (decrease)                                                    695,518                404,963
                                                            ------------------     ------------------
Net increase (decrease)                                                972,599                692,418
Net assets, beginning                                                1,381,842                689,424
                                                            ------------------     ------------------
Net assets, ending                                          $        2,354,441     $        1,381,842
                                                            ==================     ==================
Units sold                                                           1,316,083                874,297
Units redeemed                                                        (443,420)              (258,159)
                                                            ------------------     ------------------
Net increase (decrease)                                                872,663                616,138
Units outstanding, beginning                                         1,751,673              1,135,535
                                                            ------------------     ------------------
Units outstanding, ending                                            2,624,336              1,751,673
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     2,363,239
Cost of units redeemed/account charges                                                      (419,161)
Net investment income (loss)                                                                  24,798
Net realized gain (loss)                                                                    (112,101)
Realized gain distributions                                                                   44,505
Net change in unrealized appreciation (depreciation)                                         453,161
                                                                                     ---------------
                                                                                     $     2,354,441
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.90         2,624   $    2,354           1.25%           13.7%
12/31/2009       0.79         1,752        1,382           1.25%           29.9%
12/31/2008       0.61         1,136          689           1.25%          -39.7%
12/31/2007       1.01           166          167           1.25%            0.6%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.91             0   $        0           1.00%           14.0%
12/31/2009       0.79             0            0           1.00%           30.3%
12/31/2008       0.61             0            0           1.00%          -39.5%
12/31/2007       1.01             0            0           1.00%            0.8%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.91             0   $        0           0.75%           14.3%
12/31/2009       0.80             0            0           0.75%           30.6%
12/31/2008       0.61             0            0           0.75%          -39.4%
12/31/2007       1.01             0            0           0.75%            0.9%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.92             0   $        0           0.50%           14.6%
12/31/2009       0.80             0            0           0.50%           30.9%
12/31/2008       0.61             0            0           0.50%          -39.2%
12/31/2007       1.01             0            0           0.50%           10.8%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.93             0   $        0           0.25%           14.9%
12/31/2009       0.81             0            0           0.25%           31.2%
12/31/2008       0.62             0            0           0.25%          -39.1%
12/31/2007       1.01             0            0           0.25%            1.2%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.94             0   $        0           0.00%           15.2%
12/31/2009       0.82             0            0           0.00%           31.6%
12/31/2008       0.62             0            0           0.00%          -38.9%
12/31/2007       1.01             0            0           0.00%            1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.6%
2009               1.8%
2008               3.4%
2007               2.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2030 Fund T Class - 315792762

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   16,267,003  $   13,083,819       1,337,746
Receivables: investments sold            116,047  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   16,383,050
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   13,172,150      11,727,874  $         1.12
Band 100                                 741,986         651,049            1.14
Band 75                                        -               -            1.16
Band 50                                    2,516           2,144            1.17
Band 25                                        -               -            1.19
Band 0                                 2,466,398       2,041,411            1.21
                                  --------------  --------------
 Total                            $   16,383,050      14,422,478
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      163,865
Mortality & expense charges                                             (148,759)
                                                                  --------------
Net investment income (loss)                                              15,106
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (395,787)
Realized gain distributions                                              145,015
Net change in unrealized appreciation (depreciation)                   2,169,643
                                                                  --------------
Net gain (loss)                                                        1,918,871
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,933,977
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           15,106     $           49,403
Net realized gain (loss)                                              (395,787)            (1,334,149)
Realized gain distributions                                            145,015                111,244
Net change in unrealized appreciation (depreciation)                 2,169,643              4,010,238
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,933,977              2,836,736
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,082,365              5,939,942
Cost of units redeemed                                              (2,036,582)            (1,473,999)
Account charges                                                        (15,723)               (15,683)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,030,060              4,450,260
                                                            ------------------     ------------------
Net increase (decrease)                                              2,964,037              7,286,996
Net assets, beginning                                               13,419,013              6,132,017
                                                            ------------------     ------------------
Net assets, ending                                          $       16,383,050     $       13,419,013
                                                            ==================     ==================
Units sold                                                           3,788,682              9,003,729
Units redeemed                                                      (2,779,188)            (3,552,653)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,009,494              5,451,076
Units outstanding, beginning                                        13,412,984              7,961,908
                                                            ------------------     ------------------
Units outstanding, ending                                           14,422,478             13,412,984
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    26,168,210
Cost of units redeemed/account charges                                                   (12,056,261)
Net investment income (loss)                                                                 151,628
Net realized gain (loss)                                                                  (1,620,786)
Realized gain distributions                                                                  557,075
Net change in unrealized appreciation (depreciation)                                       3,183,184
                                                                                     ---------------
                                                                                     $    16,383,050
                                                                                     ===============

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12        11,728  $    13,172           1.25%           13.3%
12/31/2009       0.99        10,790       10,693           1.25%           29.7%
12/31/2008       0.76         6,118        4,674           1.25%          -39.8%
12/31/2007       1.27         1,853        2,353           1.25%            7.4%
12/31/2006       1.18           908        1,073           1.25%           11.5%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.14           651   $      742           1.00%           13.6%
12/31/2009       1.00           718          721           1.00%           30.1%
12/31/2008       0.77           652          503           1.00%          -39.7%
12/31/2007       1.28             7            9           1.00%            7.7%
12/31/2006       1.19             3            3           1.00%           11.7%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16             0   $        0           0.75%           13.9%
12/31/2009       1.02             0            0           0.75%           30.4%
12/31/2008       0.78             0            0           0.75%          -39.5%
12/31/2007       1.29             0            0           0.75%            8.0%
12/31/2006       1.19             0            0           0.75%           12.0%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.17             2   $        3           0.50%           14.2%
12/31/2009       1.03             0            0           0.50%           30.7%
12/31/2008       0.79             0            0           0.50%          -39.4%
12/31/2007       1.30             0            0           0.50%            8.2%
12/31/2006       1.20             0            0           0.50%           12.3%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.19             0   $        0           0.25%           14.5%
12/31/2009       1.04             0            0           0.25%           31.0%
12/31/2008       0.79             0            0           0.25%          -39.2%
12/31/2007       1.31             0            0           0.25%            8.5%
12/31/2006       1.20             0            0           0.25%           12.5%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21         2,041   $    2,466           0.00%           14.8%
12/31/2009       1.05         1,905        2,005           0.00%           31.4%
12/31/2008       0.80         1,192          955           0.00%          -39.1%
12/31/2007       1.32           966        1,271           0.00%            8.8%
12/31/2006       1.21           264          320           0.00%           12.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.1%
2009               1.6%
2008               2.5%
2007               1.5%
2006               2.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2035 Fund A Class - 315792473

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,476,625  $    1,189,160         127,625
Receivables: investments sold             10,780  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    1,487,405
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,487,405       1,660,960  $         0.90
Band 100                                       -               -            0.90
Band 75                                        -               -            0.91
Band 50                                        -               -            0.92
Band 25                                        -               -            0.93
Band 0                                         -               -            0.94
                                  --------------  --------------
 Total                            $    1,487,405       1,660,960
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       16,439
Mortality & expense charges                                              (15,663)
                                                                  --------------
Net investment income (loss)                                                 776
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (32,846)
Realized gain distributions                                               12,616
Net change in unrealized appreciation (depreciation)                     213,514
                                                                  --------------
Net gain (loss)                                                          193,284
                                                                  --------------
Increase (decrease) in net assets from operations                 $      194,060
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              776     $            4,407
Net realized gain (loss)                                               (32,846)               (37,080)
Realized gain distributions                                             12,616                  8,011
Net change in unrealized appreciation (depreciation)                   213,514                221,710
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      194,060                197,048
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               382,677                429,853
Cost of units redeemed                                                (104,379)               (61,465)
Account charges                                                           (559)                  (386)
                                                            ------------------     ------------------
Increase (decrease)                                                    277,739                368,002
                                                            ------------------     ------------------
Net increase (decrease)                                                471,799                565,050
Net assets, beginning                                                1,015,606                450,556
                                                            ------------------     ------------------
Net assets, ending                                          $        1,487,405     $        1,015,606
                                                            ==================     ==================
Units sold                                                             708,172                666,752
Units redeemed                                                        (343,446)              (120,643)
                                                            ------------------     ------------------
Net increase (decrease)                                                364,726                546,109
Units outstanding, beginning                                         1,296,234                750,125
                                                            ------------------     ------------------
Units outstanding, ending                                            1,660,960              1,296,234
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     1,443,772
Cost of units redeemed/account charges                                                      (212,553)
Net investment income (loss)                                                                  12,713
Net realized gain (loss)                                                                     (75,575)
Realized gain distributions                                                                   31,583
Net change in unrealized appreciation (depreciation)                                         287,465
                                                                                     ---------------
                                                                                     $     1,487,405
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.90         1,661   $    1,487           1.25%           14.3%
12/31/2009       0.78         1,296        1,016           1.25%           30.4%
12/31/2008       0.60           750          451           1.25%          -40.3%
12/31/2007       1.01           133          133           1.25%            0.6%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.90             0   $        0           1.00%           14.6%
12/31/2009       0.79             0            0           1.00%           30.8%
12/31/2008       0.60             0            0           1.00%          -40.1%
12/31/2007       1.01             0            0           1.00%            0.7%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.91             0   $        0           0.75%           14.9%
12/31/2009       0.79             0            0           0.75%           31.1%
12/31/2008       0.61             0            0           0.75%          -40.0%
12/31/2007       1.01             0            0           0.75%            0.9%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.92            0   $         0           0.50%           15.2%
12/31/2009       0.80            0             0           0.50%           31.4%
12/31/2008       0.61            0             0           0.50%          -39.8%
12/31/2007       1.01            0             0           0.50%            1.0%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $      0.93            0   $        0           0.25%           15.4%
12/31/2009        0.80            0            0           0.25%           31.8%
12/31/2008        0.61            0            0           0.25%          -39.7%
12/31/2007        1.01            0            0           0.25%            1.2%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.94             0   $        0           0.00%           15.7%
12/31/2009       0.81             0            0           0.00%           32.1%
12/31/2008       0.61             0            0           0.00%          -39.5%
12/31/2007       1.01             0            0           0.00%            1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               1.8%
2008               3.2%
2007               2.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2035 Fund T Class - 315792440

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    9,898,731  $    7,494,107         859,264
Receivables: investments sold             93,321  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    9,992,052
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    8,232,025       7,328,952  $         1.12
Band 100                                  39,345          34,521            1.14
Band 75                                        -               -            1.16
Band 50                                    1,243           1,059            1.17
Band 25                                        -               -            1.19
Band 0                                 1,719,439       1,423,094            1.21
                                  --------------  --------------
 Total                            $    9,992,052       8,787,626
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       89,370
Mortality & expense charges                                              (82,725)
                                                                  --------------
Net investment income (loss)                                               6,645
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (66,710)
Realized gain distributions                                               85,255
Net change in unrealized appreciation (depreciation)                   1,168,513
                                                                  --------------
Net gain (loss)                                                        1,187,058
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,193,703
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            6,645     $           26,261
Net realized gain (loss)                                               (66,710)              (921,762)
Realized gain distributions                                             85,255                 56,861
Net change in unrealized appreciation (depreciation)                 1,168,513              2,371,080
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,193,703              1,532,440
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,664,219              3,615,632
Cost of units redeemed                                                (946,164)              (752,209)
Account charges                                                        (11,482)                (9,931)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,706,573              2,853,492
                                                            ------------------     ------------------
Net increase (decrease)                                              2,900,276              4,385,932
Net assets, beginning                                                7,091,776              2,705,844
                                                            ------------------     ------------------
Net assets, ending                                          $        9,992,052     $        7,091,776
                                                            ==================     ==================
Units sold                                                           2,796,874              5,948,387
Units redeemed                                                      (1,127,344)            (2,361,115)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,669,530              3,587,272
Units outstanding, beginning                                         7,118,096              3,530,824
                                                            ------------------     ------------------
Units outstanding, ending                                            8,787,626              7,118,096
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    10,622,123
Cost of units redeemed/account charges                                                    (2,349,434)
Net investment income (loss)                                                                  71,782
Net realized gain (loss)                                                                    (996,662)
Realized gain distributions                                                                  239,619
Net change in unrealized appreciation (depreciation)                                       2,404,624
                                                                                     ---------------
                                                                                     $     9,992,052
                                                                                     ===============

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12         7,329   $    8,232           1.25%           14.0%
12/31/2009       0.99         5,819        5,734           1.25%           30.1%
12/31/2008       0.76         2,636        1,996           1.25%          -40.5%
12/31/2007       1.27           601          764           1.25%            7.4%
12/31/2006       1.18           245          290           1.25%           11.7%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.14            35   $       39           1.00%           14.3%
12/31/2009       1.00            33           33           1.00%           30.5%
12/31/2008       0.76            29           22           1.00%          -40.3%
12/31/2007       1.28            22           28           1.00%            7.6%
12/31/2006       1.19            14           16           1.00%           11.9%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16             0   $        0           0.75%           14.6%
12/31/2009       1.01             0            0           0.75%           30.8%
12/31/2008       0.77             0            0           0.75%          -40.2%
12/31/2007       1.29             0            0           0.75%            7.9%
12/31/2006       1.20             0            0           0.75%           12.1%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.17             1   $        1           0.50%           14.9%
12/31/2009       1.02             0            0           0.50%           31.1%
12/31/2008       0.78             0            0           0.50%          -40.0%
12/31/2007       1.30             0            0           0.50%            8.2%
12/31/2006       1.20             0            0           0.50%           12.4%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.19             0   $        0           0.25%           15.1%
12/31/2009       1.03             0            0           0.25%           31.4%
12/31/2008       0.79             0            0           0.25%          -39.9%
12/31/2007       1.31             0            0           0.25%            8.5%
12/31/2006       1.21             0            0           0.25%           12.7%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21         1,423  $     1,719           0.00%           15.4%
12/31/2009       1.05         1,266        1,325           0.00%           31.8%
12/31/2008       0.79           866          688           0.00%          -39.7%
12/31/2007       1.32           318          419           0.00%            8.7%
12/31/2006       1.21           160          194           0.00%           13.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.0%
2009               1.6%
2008               2.5%
2007               1.3%
2006               1.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2040 Fund A Class - 315792747

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,646,431  $    1,305,775         133,206
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased           (1,463)
                                  --------------
Net assets                        $    1,644,968
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,644,968       1,864,394  $         0.88
Band 100                                       -               -            0.89
Band 75                                        -               -            0.90
Band 50                                        -               -            0.91
Band 25                                        -               -            0.91
Band 0                                         -               -            0.92
                                  --------------  --------------
 Total                            $    1,644,968       1,864,394
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       19,353
Mortality & expense charges                                              (18,436)
                                                                  --------------
Net investment income (loss)                                                 917
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (35,312)
Realized gain distributions                                               14,398
Net change in unrealized appreciation (depreciation)                     238,617
                                                                  --------------
Net gain (loss)                                                          217,703
                                                                  --------------
Increase (decrease) in net assets from operations                 $      218,620
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              917     $            4,295
Net realized gain (loss)                                               (35,312)              (123,240)
Realized gain distributions                                             14,398                  9,834
Net change in unrealized appreciation (depreciation)                   238,617                414,449
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      218,620                305,338
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               393,295                310,968
Cost of units redeemed                                                (203,097)              (107,266)
Account charges                                                           (511)                  (295)
                                                            ------------------     ------------------
Increase (decrease)                                                    189,687                203,407
                                                            ------------------     ------------------
Net increase (decrease)                                                408,307                508,745
Net assets, beginning                                                1,236,661                727,916
                                                            ------------------     ------------------
Net assets, ending                                          $        1,644,968     $        1,236,661
                                                            ==================     ==================
Units sold                                                             815,211                799,263
Units redeemed                                                        (554,633)              (435,236)
                                                            ------------------     ------------------
Net increase (decrease)                                                260,578                364,027
Units outstanding, beginning                                         1,603,816              1,239,789
                                                            ------------------     ------------------
Units outstanding, ending                                            1,864,394              1,603,816
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     1,915,948
Cost of units redeemed/account charges                                                      (491,855)
Net investment income (loss)                                                                  18,729
Net realized gain (loss)                                                                    (193,985)
Realized gain distributions                                                                   55,475
Net change in unrealized appreciation (depreciation)                                         340,656
                                                                                     ---------------
                                                                                     $     1,644,968
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88         1,864   $    1,645           1.25%           14.4%
12/31/2009       0.77         1,604        1,237           1.25%           31.3%
12/31/2008       0.59         1,240          728           1.25%          -41.5%
12/31/2007       1.00           494          496           1.25%            0.4%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.89             0   $        0           1.00%           14.7%
12/31/2009       0.78             0            0           1.00%           31.7%
12/31/2008       0.59             0            0           1.00%          -41.4%
12/31/2007       1.01             0            0           1.00%            0.5%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.90             0   $        0           0.75%           15.0%
12/31/2009       0.78             0            0           0.75%           32.0%
12/31/2008       0.59             0            0           0.75%          -41.2%
12/31/2007       1.01             0            0           0.75%            0.7%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.91             0   $        0           0.50%           15.3%
12/31/2009       0.79             0            0           0.50%           32.3%
12/31/2008       0.59             0            0           0.50%          -41.1%
12/31/2007       1.01             0            0           0.50%            0.8%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.91             0   $        0           0.25%           15.6%
12/31/2009       0.79             0            0           0.25%           32.7%
12/31/2008       0.60             0            0           0.25%          -40.9%
12/31/2007       1.01             0            0           0.25%            1.0%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.92             0   $        0           0.00%           15.9%
12/31/2009       0.80             0            0           0.00%           33.0%
12/31/2008       0.60             0            0           0.00%          -40.8%
12/31/2007       1.01             0            0           0.00%            1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               1.7%
2008               2.6%
2007               2.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2040 Fund T Class - 315792713

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   13,989,306  $   11,405,759       1,133,655
Receivables: investments sold            116,476  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   14,105,782
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    9,524,460       8,528,922  $         1.12
Band 100                                 161,768         142,760            1.13
Band 75                                        -               -            1.15
Band 50                                      275             236            1.17
Band 25                                        -               -            1.18
Band 0                                 4,419,279       3,678,833            1.20
                                  --------------  --------------
 Total                            $   14,105,782      12,350,751
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      123,756
Mortality & expense charges                                             (101,295)
                                                                  --------------
Net investment income (loss)                                              22,461
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (520,303)
Realized gain distributions                                              120,907
Net change in unrealized appreciation (depreciation)                   2,157,243
                                                                  --------------
Net gain (loss)                                                        1,757,847
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,780,308
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           22,461     $           55,133
Net realized gain (loss)                                              (520,303)              (745,199)
Realized gain distributions                                            120,907                 85,985
Net change in unrealized appreciation (depreciation)                 2,157,243              3,012,270
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,780,308              2,408,189
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,986,979              5,001,567
Cost of units redeemed                                              (1,502,446)            (1,180,626)
Account charges                                                        (17,069)               (16,388)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,467,464              3,804,553
                                                            ------------------     ------------------
Net increase (decrease)                                              3,247,772              6,212,742
Net assets, beginning                                               10,858,010              4,645,268
                                                            ------------------     ------------------
Net assets, ending                                          $       14,105,782     $       10,858,010
                                                            ==================     ==================
Units sold                                                           3,855,523              7,218,526
Units redeemed                                                      (2,410,942)            (2,446,086)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,444,581              4,772,440
Units outstanding, beginning                                        10,906,170              6,133,730
                                                            ------------------     ------------------
Units outstanding, ending                                           12,350,751             10,906,170
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    17,693,827
Cost of units redeemed/account charges                                                    (5,601,975)
Net investment income (loss)                                                                 153,475
Net realized gain (loss)                                                                  (1,214,640)
Realized gain distributions                                                                  491,548
Net change in unrealized appreciation (depreciation)                                       2,583,547
                                                                                     ---------------
                                                                                     $    14,105,782
                                                                                     ===============

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12         8,529   $    9,524           1.25%           14.2%
12/31/2009       0.98         7,611        7,442           1.25%           31.0%
12/31/2008       0.75         4,209        3,141           1.25%          -41.7%
12/31/2007       1.28         1,399        1,791           1.25%            7.5%
12/31/2006       1.19           658          784           1.25%           12.3%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.13           143   $      162           1.00%           14.5%
12/31/2009       0.99           136          135           1.00%           31.3%
12/31/2008       0.75           113           85           1.00%          -41.5%
12/31/2007       1.29             8           11           1.00%            7.8%
12/31/2006       1.20             3            4           1.00%           12.3%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.15            0   $         0           0.75%           14.8%
12/31/2009       1.00            0             0           0.75%           31.7%
12/31/2008       0.76            0             0           0.75%          -41.4%
12/31/2007       1.30            0             0           0.75%            8.1%
12/31/2006       1.20            0             0           0.75%           12.6%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.17             0   $        0           0.50%           15.1%
12/31/2009       1.01             0            0           0.50%           32.0%
12/31/2008       0.77             0            0           0.50%          -41.3%
12/31/2007       1.31             0            0           0.50%            8.3%
12/31/2006       1.21             0            0           0.50%           12.8%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.18             0   $        0           0.25%           15.4%
12/31/2009       1.03             0            0           0.25%           32.3%
12/31/2008       0.78             0            0           0.25%          -41.1%
12/31/2007       1.32             0            0           0.25%            8.6%
12/31/2006       1.21             0            0           0.25%           13.1%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.20         3,679   $    4,419           0.00%           15.6%
12/31/2009       1.04         3,159        3,281           0.00%           32.7%
12/31/2008       0.78         1,811        1,418           0.00%          -41.0%
12/31/2007       1.33         1,252        1,661           0.00%            8.9%
12/31/2006       1.22           387          471           0.00%           13.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.0%
2009               1.6%
2008               2.2%
2007               1.5%
2006               2.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2045 Fund A Class - 315792390

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      667,813  $      553,333          69,491
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased           (1,400)
                                  --------------
Net assets                        $      666,413
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      666,413         759,443  $         0.88
Band 100                                       -               -            0.89
Band 75                                        -               -            0.89
Band 50                                        -               -            0.90
Band 25                                        -               -            0.91
Band 0                                         -               -            0.92
                                  --------------  --------------
 Total                            $      666,413         759,443
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        7,511
Mortality & expense charges                                               (6,691)
                                                                  --------------
Net investment income (loss)                                                 820
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  26,509
Realized gain distributions                                                5,271
Net change in unrealized appreciation (depreciation)                      54,157
                                                                  --------------
Net gain (loss)                                                           85,937
                                                                  --------------
Increase (decrease) in net assets from operations                 $       86,757
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              820     $            1,985
Net realized gain (loss)                                                26,509                 (3,892)
Realized gain distributions                                              5,271                  3,183
Net change in unrealized appreciation (depreciation)                    54,157                 70,163
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       86,757                 71,439
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               226,776                228,426
Cost of units redeemed                                                 (41,150)                (9,211)
Account charges                                                           (116)                   (52)
                                                            ------------------     ------------------
Increase (decrease)                                                    185,510                219,163
                                                            ------------------     ------------------
Net increase (decrease)                                                272,267                290,602
Net assets, beginning                                                  394,146                103,544
                                                            ------------------     ------------------
Net assets, ending                                          $          666,413     $          394,146
                                                            ==================     ==================
Units sold                                                             389,241                368,399
Units redeemed                                                        (145,438)               (30,822)
                                                            ------------------     ------------------
Net increase (decrease)                                                243,803                337,577
Units outstanding, beginning                                           515,640                178,063
                                                            ------------------     ------------------
Units outstanding, ending                                              759,443                515,640
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       594,677
Cost of units redeemed/account charges                                                       (76,320)
Net investment income (loss)                                                                   4,260
Net realized gain (loss)                                                                      20,202
Realized gain distributions                                                                    9,114
Net change in unrealized appreciation (depreciation)                                         114,480
                                                                                     ---------------
                                                                                     $       666,413
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88           759   $      666           1.25%           14.8%
12/31/2009       0.76           516          394           1.25%           31.4%
12/31/2008       0.58           178          104           1.25%          -42.1%
12/31/2007       1.00             0            0           1.25%            0.4%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.89             0   $        0           1.00%           15.1%
12/31/2009       0.77             0            0           1.00%           31.8%
12/31/2008       0.58             0            0           1.00%          -41.9%
12/31/2007       1.01             0            0           1.00%            0.5%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.89             0   $        0           0.75%           15.4%
12/31/2009       0.77             0            0           0.75%           32.1%
12/31/2008       0.59             0            0           0.75%          -41.8%
12/31/2007       1.01             0            0           0.75%            0.7%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.90             0   $        0           0.50%           15.7%
12/31/2009       0.78             0            0           0.50%           32.4%
12/31/2008       0.59             0            0           0.50%          -41.6%
12/31/2007       1.01             0            0           0.50%            0.9%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.91             0   $        0           0.25%           16.0%
12/31/2009       0.78             0            0           0.25%           32.8%
12/31/2008       0.59             0            0           0.25%          -41.5%
12/31/2007       1.01             0            0           0.25%            1.0%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.92             0   $        0           0.00%           16.2%
12/31/2009       0.79             0            0           0.00%           33.1%
12/31/2008       0.59             0            0           0.00%          -41.3%
12/31/2007       1.01             0            0           0.00%            1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.4%
2009               1.9%
2008               3.4%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2045 Fund T Class - 315792366

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,074,480  $    3,115,909         425,311
Receivables: investments sold             45,859  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    4,120,339
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,335,405       3,833,728  $         0.87
Band 100                                       -               -            0.88
Band 75                                        -               -            0.89
Band 50                                      356             398            0.89
Band 25                                        -               -            0.90
Band 0                                   784,578         862,059            0.91
                                  --------------  --------------
 Total                            $    4,120,339       4,696,185
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       37,915
Mortality & expense charges                                              (32,590)
                                                                  --------------
Net investment income (loss)                                               5,325
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  59,465
Realized gain distributions                                               32,333
Net change in unrealized appreciation (depreciation)                     413,675
                                                                  --------------
Net gain (loss)                                                          505,473
                                                                  --------------
Increase (decrease) in net assets from operations                 $      510,798
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            5,325     $           11,275
Net realized gain (loss)                                                59,465               (165,704)
Realized gain distributions                                             32,333                 22,095
Net change in unrealized appreciation (depreciation)                   413,675                691,283
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      510,798                558,949
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,374,576              1,956,468
Cost of units redeemed                                                (492,024)              (328,277)
Account charges                                                         (8,419)                (5,637)
                                                            ------------------     ------------------
Increase (decrease)                                                    874,133              1,622,554
                                                            ------------------     ------------------
Net increase (decrease)                                              1,384,931              2,181,503
Net assets, beginning                                                2,735,408                553,905
                                                            ------------------     ------------------
Net assets, ending                                          $        4,120,339     $        2,735,408
                                                            ==================     ==================
Units sold                                                           1,861,654              3,697,359
Units redeemed                                                        (742,192)            (1,074,832)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,119,462              2,622,527
Units outstanding, beginning                                         3,576,723                954,196
                                                            ------------------     ------------------
Units outstanding, ending                                            4,696,185              3,576,723
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     4,093,706
Cost of units redeemed/account charges                                                      (896,690)
Net investment income (loss)                                                                  24,138
Net realized gain (loss)                                                                    (121,519)
Realized gain distributions                                                                   62,133
Net change in unrealized appreciation (depreciation)                                         958,571
                                                                                     ---------------
                                                                                     $     4,120,339
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.87         3,834   $    3,335           1.25%           14.5%
12/31/2009       0.76         2,901        2,205           1.25%           31.3%
12/31/2008       0.58           823          476           1.25%          -42.3%
12/31/2007       1.00            70           70           1.25%            0.3%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88             0   $        0           1.00%           14.8%
12/31/2009       0.76             0            0           1.00%           31.6%
12/31/2008       0.58             0            0           1.00%          -42.1%
12/31/2007       1.00             0            0           1.00%            0.4%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.89             0   $        0           0.75%           15.0%
12/31/2009       0.77             0            0           0.75%           31.9%
12/31/2008       0.58             0            0           0.75%          -42.0%
12/31/2007       1.01             0            0           0.75%            0.6%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.89             0   $        0           0.50%           15.3%
12/31/2009       0.78             0            0           0.50%           32.3%
12/31/2008       0.59             0            0           0.50%          -41.8%
12/31/2007       1.01             0            0           0.50%            0.7%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.90             0   $        0           0.25%           15.6%
12/31/2009       0.78             0            0           0.25%           32.6%
12/31/2008       0.59             0            0           0.25%          -41.7%
12/31/2007       1.01             0            0           0.25%            0.9%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.91           862   $      785           0.00%           15.9%
12/31/2009       0.79           676          531           0.00%           32.9%
12/31/2008       0.59           132           78           0.00%          -41.5%
12/31/2007       1.01            46           46           0.00%            1.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.1%
2009               1.8%
2008               2.8%
2007               1.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2050 Fund A Class - 315792341

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      631,332  $      551,869          66,737
Receivables: investments sold                413  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      631,745
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      631,745         728,315  $         0.87
Band 100                                       -               -            0.88
Band 75                                        -               -            0.88
Band 50                                        -               -            0.89
Band 25                                        -               -            0.90
Band 0                                         -               -            0.91
                                  --------------  --------------
 Total                            $      631,745         728,315
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        6,913
Mortality & expense charges                                               (7,743)
                                                                  --------------
Net investment income (loss)                                                (830)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  79,941
Realized gain distributions                                                5,260
Net change in unrealized appreciation (depreciation)                      20,008
                                                                  --------------
Net gain (loss)                                                          105,209
                                                                  --------------
Increase (decrease) in net assets from operations                 $      104,379
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (830)    $            2,050
Net realized gain (loss)                                                79,941                 (1,628)
Realized gain distributions                                              5,260                  3,656
Net change in unrealized appreciation (depreciation)                    20,008                 81,373
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      104,379                 85,451
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               181,280                266,075
Cost of units redeemed                                                (105,710)                (9,613)
Account charges                                                           (148)                   (81)
                                                            ------------------     ------------------
Increase (decrease)                                                     75,422                256,381
                                                            ------------------     ------------------
Net increase (decrease)                                                179,801                341,832
Net assets, beginning                                                  451,944                110,112
                                                            ------------------     ------------------
Net assets, ending                                          $          631,745     $          451,944
                                                            ==================     ==================
Units sold                                                             531,082                422,720
Units redeemed                                                        (401,856)               (16,377)
                                                            ------------------     ------------------
Net increase (decrease)                                                129,226                406,343
Units outstanding, beginning                                           599,089                192,746
                                                            ------------------     ------------------
Units outstanding, ending                                              728,315                599,089
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       580,580
Cost of units redeemed/account charges                                                      (117,689)
Net investment income (loss)                                                                   2,548
Net realized gain (loss)                                                                      77,137
Realized gain distributions                                                                    9,706
Net change in unrealized appreciation (depreciation)                                          79,463
                                                                                     ---------------
                                                                                     $       631,745
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.87           728   $      632           1.25%           15.0%
12/31/2009       0.75           599          452           1.25%           32.1%
12/31/2008       0.57           193          110           1.25%          -43.2%
12/31/2007       1.01             1            1           1.25%            0.5%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88             0   $        0           1.00%           15.3%
12/31/2009       0.76             0            0           1.00%           32.4%
12/31/2008       0.57             0            0           1.00%          -43.0%
12/31/2007       1.01             0            0           1.00%            0.7%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88             0   $        0           0.75%           15.6%
12/31/2009       0.76             0            0           0.75%           32.7%
12/31/2008       0.58             0            0           0.75%          -42.9%
12/31/2007       1.01             0            0           0.75%            0.8%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.89             0   $        0           0.50%           15.8%
12/31/2009       0.77             0            0           0.50%           33.0%
12/31/2008       0.58             0            0           0.50%          -42.7%
12/31/2007       1.01             0            0           0.50%            1.0%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.90             0   $        0           0.25%           16.1%
12/31/2009       0.77             0            0           0.25%           33.4%
12/31/2008       0.58             0            0           0.25%          -42.6%
12/31/2007       1.01             0            0           0.25%            1.1%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.91             0   $        0           0.00%           16.4%
12/31/2009       0.78             0            0           0.00%           33.7%
12/31/2008       0.58             0            0           0.00%          -42.4%
12/31/2007       1.01             0            0           0.00%            1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               1.9%
2008               3.2%
2007               1.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2050 Fund T Class - 315792317

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,736,082  $    2,147,988         290,146
Receivables: investments sold             12,284  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    2,748,366
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,200,268       2,559,073  $         0.86
Band 100                                   6,207           7,154            0.87
Band 75                                        -               -            0.88
Band 50                                   17,029          19,278            0.88
Band 25                                        -               -            0.89
Band 0                                   524,862         583,546            0.90
                                  --------------  --------------
 Total                            $    2,748,366       3,169,051
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       24,245
Mortality & expense charges                                              (20,832)
                                                                  --------------
Net investment income (loss)                                               3,413
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  58,653
Realized gain distributions                                               20,648
Net change in unrealized appreciation (depreciation)                     260,952
                                                                  --------------
Net gain (loss)                                                          340,253
                                                                  --------------
Increase (decrease) in net assets from operations                 $      343,666
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:          $
Net investment income (loss)                                             3,413     $            6,640
Net realized gain (loss)                                                58,653               (177,163)
Realized gain distributions                                             20,648                 14,698
Net change in unrealized appreciation (depreciation)                   260,952                508,664
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      343,666                352,839
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               954,022              1,171,091
Cost of units redeemed                                                (349,083)              (207,462)
Account charges                                                         (6,435)                (3,864)
                                                            ------------------     ------------------
Increase (decrease)                                                    598,504                959,765
                                                            ------------------     ------------------
Net increase (decrease)                                                942,170              1,312,604
Net assets, beginning                                                1,806,196                493,592
                                                            ------------------     ------------------
Net assets, ending                                          $        2,748,366     $        1,806,196
                                                            ==================     ==================
Units sold                                                           1,448,773              2,171,553
Units redeemed                                                        (669,706)              (647,747)
                                                            ------------------     ------------------
Net increase (decrease)                                                779,067              1,523,806
Units outstanding, beginning                                         2,389,984                866,178
                                                            ------------------     ------------------
Units outstanding, ending                                            3,169,051              2,389,984
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     2,997,375
Cost of units redeemed/account charges                                                      (774,768)
Net investment income (loss)                                                                  14,683
Net realized gain (loss)                                                                    (123,469)
Realized gain distributions                                                                   46,451
Net change in unrealized appreciation (depreciation)                                         588,094
                                                                                     ---------------
                                                                                     $     2,748,366
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.86         2,559   $    2,200           1.25%           14.5%
12/31/2009       0.75         1,915        1,438           1.25%           32.1%
12/31/2008       0.57           763          434           1.25%          -43.4%
12/31/2007       1.00             9            9           1.25%            0.4%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.87             7   $        6           1.00%           14.8%
12/31/2009       0.76             5            4           1.00%           32.4%
12/31/2008       0.57             5            3           1.00%          -43.2%
12/31/2007       1.01             0            0           1.00%            0.5%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88             0   $        0           0.75%           15.1%
12/31/2009       0.76             0            0           0.75%           32.7%
12/31/2008       0.57             0            0           0.75%          -43.1%
12/31/2007       1.01             0            0           0.75%            0.7%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.88            19   $       17           0.50%           15.4%
12/31/2009       0.77             0            0           0.50%           33.1%
12/31/2008       0.58             0            0           0.50%          -42.9%
12/31/2007       1.01             0            0           0.50%            0.8%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.89             0   $        0           0.25%           15.7%
12/31/2009       0.77             0            0           0.25%           33.4%
12/31/2008       0.58             0            0           0.25%          -42.8%
12/31/2007       1.01             0            0           0.25%            1.0%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.90           584   $      525           0.00%           15.9%
12/31/2009       0.78           469          364           0.00%           33.7%
12/31/2008       0.58            98           57           0.00%          -42.6%
12/31/2007       1.01            18           18           0.00%            1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.1%
2009               1.6%
2008               3.1%
2007               1.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Fidelity Advisor Freedom Income Fund A Class - 315792200

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      102,283  $       89,360           9,586
Receivables: investments sold                 71  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      102,354
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      102,354          95,633  $         1.07
Band 100                                       -               -            1.08
Band 75                                        -               -            1.09
Band 50                                        -               -            1.10
Band 25                                        -               -            1.11
Band 0                                         -               -            1.12
                                  --------------  --------------
 Total                            $      102,354          95,633
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        1,945
Mortality & expense charges                                               (1,618)
                                                                  --------------
Net investment income (loss)                                                 327
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  10,994
Realized gain distributions                                                  696
Net change in unrealized appreciation (depreciation)                      (4,758)
                                                                  --------------
Net gain (loss)                                                            6,932
                                                                  --------------
Increase (decrease) in net assets from operations                 $        7,259
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              327     $            1,415
Net realized gain (loss)                                                10,994                 (1,879)
Realized gain distributions                                                696                    718
Net change in unrealized appreciation (depreciation)                    (4,758)                22,104
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        7,259                 22,358
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                25,986                112,347
Cost of units redeemed                                                 (62,460)               (76,031)
Account charges                                                            (42)                    (7)
                                                            ------------------     ------------------
Increase (decrease)                                                    (36,516)                36,309
                                                            ------------------     ------------------
Net increase (decrease)                                                (29,257)                58,667
Net assets, beginning                                                  131,611                 72,944
                                                            ------------------     ------------------
Net assets, ending                                          $          102,354     $          131,611
                                                            ==================     ==================
Units sold                                                              25,530                131,590
Units redeemed                                                         (60,549)               (85,198)
                                                            ------------------     ------------------
Net increase (decrease)                                                (35,019)                46,392
Units outstanding, beginning                                           130,652                 84,260
                                                            ------------------     ------------------
Units outstanding, ending                                               95,633                130,652
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       216,152
Cost of units redeemed/account charges                                                      (140,494)
Net investment income (loss)                                                                   2,663
Net realized gain (loss)                                                                       9,054
Realized gain distributions                                                                    2,056
Net change in unrealized appreciation (depreciation)                                          12,923
                                                                                     ---------------
                                                                                     $       102,354
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.07            96   $      102           1.25%            6.2%
12/31/2009       1.01           131          132           1.25%           16.4%
12/31/2008       0.87            84           73           1.25%          -14.7%
12/31/2007       1.02            15           15           1.25%            1.5%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.08             0   $        0           1.00%            6.5%
12/31/2009       1.01             0            0           1.00%           16.6%
12/31/2008       0.87             0            0           1.00%          -14.5%
12/31/2007       1.02             0            0           1.00%            1.7%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.09             0   $        0           0.75%            6.8%
12/31/2009       1.02             0            0           0.75%           16.9%
12/31/2008       0.87             0            0           0.75%          -14.3%
12/31/2007       1.02             0            0           0.75%            1.8%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.10             0   $        0           0.50%            7.0%
12/31/2009       1.03             0            0           0.50%           17.2%
12/31/2008       0.88             0            0           0.50%          -14.1%
12/31/2007       1.02             0            0           0.50%            2.0%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11             0   $        0           0.25%            7.3%
12/31/2009       1.03             0            0           0.25%           17.5%
12/31/2008       0.88             0            0           0.25%          -13.9%
12/31/2007       1.02             0            0           0.25%            2.1%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12             0   $        0           0.00%            7.6%
12/31/2009       1.04             0            0           0.00%           17.8%
12/31/2008       0.88             0            0           0.00%          -13.6%
12/31/2007       1.02             0            0           0.00%            2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.7%
2009               2.9%
2008               2.4%
2007               2.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Fidelity Advisor Freedom Income Fund T Class - 315792507

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,231,552  $    1,100,877         115,422
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased             (898)
                                  --------------
Net assets                        $    1,230,654
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,221,849       1,059,515  $         1.15
Band 100                                       -               -            1.17
Band 75                                        -               -            1.19
Band 50                                        -               -            1.20
Band 25                                        -               -            1.22
Band 0                                     8,805           7,098            1.24
                                  --------------  --------------
 Total                            $    1,230,654       1,066,613
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       16,385
Mortality & expense charges                                              (15,417)
                                                                  --------------
Net investment income (loss)                                                 968
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  67,577
Realized gain distributions                                                7,727
Net change in unrealized appreciation (depreciation)                      (2,503)
                                                                  --------------
Net gain (loss)                                                           72,801
                                                                  --------------
Increase (decrease) in net assets from operations                 $       73,769
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              968     $            9,431
Net realized gain (loss)                                                67,577                (83,100)
Realized gain distributions                                              7,727                  6,819
Net change in unrealized appreciation (depreciation)                    (2,503)               202,702
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       73,769                135,852
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               318,770                809,939
Cost of units redeemed                                                (403,816)              (478,295)
Account charges                                                         (3,664)                (2,373)
                                                            ------------------     ------------------
Increase (decrease)                                                    (88,710)               329,271
                                                            ------------------     ------------------
Net increase (decrease)                                                (14,941)               465,123
Net assets, beginning                                                1,245,595                780,472
                                                            ------------------     ------------------
Net assets, ending                                          $        1,230,654     $        1,245,595
                                                            ==================     ==================
Units sold                                                             323,442                845,128
Units redeemed                                                        (402,427)              (531,816)
                                                            ------------------     ------------------
Net increase (decrease)                                                (78,985)               313,312
Units outstanding, beginning                                         1,145,598                832,286
                                                            ------------------     ------------------
Units outstanding, ending                                            1,066,613              1,145,598
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     2,193,286
Cost of units redeemed/account charges                                                    (1,118,507)
Net investment income (loss)                                                                  24,546
Net realized gain (loss)                                                                     (22,507)
Realized gain distributions                                                                   23,161
Net change in unrealized appreciation (depreciation)                                         130,675
                                                                                     ---------------
                                                                                     $     1,230,654
                                                                                     ===============

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.15         1,060  $     1,222           1.25%            6.1%
12/31/2009       1.09         1,143        1,242           1.25%           16.0%
12/31/2008       0.94           827          775           1.25%          -14.9%
12/31/2007       1.10           218          240           1.25%            3.8%
12/31/2006       1.06            77           82           1.25%            4.0%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.17             0   $        0           1.00%            6.3%
12/31/2009       1.10             0            0           1.00%           16.3%
12/31/2008       0.95             0            0           1.00%          -14.6%
12/31/2007       1.11             0            0           1.00%            4.1%
12/31/2006       1.07             0            0           1.00%            4.4%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.19             0   $        0           0.75%            6.6%
12/31/2009       1.11             0            0           0.75%           16.5%
12/31/2008       0.96             0            0           0.75%          -14.4%
12/31/2007       1.12             0            0           0.75%            4.3%
12/31/2006       1.07             0            0           0.75%            4.7%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.20             0   $        0           0.50%            6.9%
12/31/2009       1.13             0            0           0.50%           16.8%
12/31/2008       0.96             0            0           0.50%          -14.2%
12/31/2007       1.12             0            0           0.50%            4.6%
12/31/2006       1.08             0            0           0.50%            4.9%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22             0   $        0           0.25%            7.1%
12/31/2009       1.14             0            0           0.25%           17.1%
12/31/2008       0.97             0            0           0.25%          -14.0%
12/31/2007       1.13             0            0           0.25%            4.9%
12/31/2006       1.08             0            0           0.25%            5.2%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.24             7   $        9           0.00%            7.4%
12/31/2009       1.15             3            3           0.00%           17.4%
12/31/2008       0.98             5            5           0.00%          -13.8%
12/31/2007       1.14             0            0           0.00%            5.1%
12/31/2006       1.09             0            0           0.00%            5.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               2.1%
2008               2.8%
2007               4.2%
2006               2.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Fidelity Advisor Growth & Income T Class - 315805820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      130,017  $      106,303           7,581
Receivables: investments sold                 41  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      130,058
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      100,731          79,844  $         1.26
Band 100                                  29,327          22,828            1.28
Band 75                                        -               -            1.31
Band 50                                        -               -            1.33
Band 25                                        -               -            1.36
Band 0                                         -               -            1.40
                                  --------------  --------------
 Total                            $      130,058         102,672
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (1,360)
                                                                  --------------
Net investment income (loss)                                              (1,360)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (7,452)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      24,699
                                                                  --------------
Net gain (loss)                                                           17,247
                                                                  --------------
Increase (decrease) in net assets from operations                 $       15,887
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,360)    $             (844)
Net realized gain (loss)                                                (7,452)               (17,315)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    24,699                 38,627
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       15,887                 20,468
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                58,312                 43,597
Cost of units redeemed                                                 (36,176)               (42,650)
Account charges                                                            (81)                   (44)
                                                            ------------------     ------------------
Increase (decrease)                                                     22,055                    903
                                                            ------------------     ------------------
Net increase (decrease)                                                 37,942                 21,371
Net assets, beginning                                                   92,116                 70,745
                                                            ------------------     ------------------
Net assets, ending                                          $          130,058     $           92,116
                                                            ==================     ==================
Units sold                                                              52,849                 53,017
Units redeemed                                                         (32,146)               (49,525)
                                                            ------------------     ------------------
Net increase (decrease)                                                 20,703                  3,492
Units outstanding, beginning                                            81,969                 78,477
                                                            ------------------     ------------------
Units outstanding, ending                                              102,672                 81,969
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       253,977
Cost of units redeemed/account charges                                                      (117,502)
Net investment income (loss)                                                                  (3,183)
Net realized gain (loss)                                                                     (29,147)
Realized gain distributions                                                                    2,199
Net change in unrealized appreciation (depreciation)                                          23,714
                                                                                     ---------------
                                                                                     $       130,058
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/14/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.26            80   $      101           1.25%           12.7%
12/31/2009       1.12            62           70           1.25%           24.5%
12/31/2008       0.90            62           55           1.25%          -42.3%
12/31/2007       1.56            29           45           1.25%            9.8%
12/31/2006       1.42             6            8           1.25%           11.0%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.28            23   $       29           1.00%           13.0%
12/31/2009       1.14            20           22           1.00%           24.9%
12/31/2008       0.91            17           15           1.00%          -42.2%
12/31/2007       1.58             0            0           1.00%           10.0%
12/31/2006       1.43             0            0           1.00%           11.3%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.31             0   $        0           0.75%           13.3%
12/31/2009       1.16             0            0           0.75%           25.2%
12/31/2008       0.92             0            0           0.75%          -42.1%
12/31/2007       1.59             0            0           0.75%           10.3%
12/31/2006       1.44             0            0           0.75%           11.6%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.33             0   $        0           0.50%           13.5%
12/31/2009       1.17             0            0           0.50%           25.5%
12/31/2008       0.94             0            0           0.50%          -41.9%
12/31/2007       1.61             0            0           0.50%           10.6%
12/31/2006       1.46             0            0           0.50%           11.8%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.36             0   $        0           0.25%           13.8%
12/31/2009       1.19             0            0           0.25%           25.8%
12/31/2008       0.95             0            0           0.25%          -41.8%
12/31/2007       1.63             0            0           0.25%           10.9%
12/31/2006       1.47             0            0           0.25%           12.1%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.40             0   $        0           0.00%           14.1%
12/31/2009       1.23             0            0           0.00%           26.1%
12/31/2008       0.97             0            0           0.00%          -41.6%
12/31/2007       1.67             0            0           0.00%           11.1%
12/31/2006       1.50             0            0           0.00%           12.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.2%
2008               0.5%
2007               0.1%
2006               0.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Fidelity Advisor Growth Opportunities Fund T Class - 315807206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $        303,377       $        233,706                     8,813
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased                  (50)
                                    ----------------
Net assets                          $        303,327
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $        303,327                262,488        $             1.16
Band 100                                           -                      -                      1.17
Band 75                                            -                      -                      1.19
Band 50                                            -                      -                      1.21
Band 25                                            -                      -                      1.23
Band 0                                             -                      -                      1.26
                                    ----------------       ----------------
 Total                              $        303,327                262,488
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,924)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,924)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,073)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           64,645
                                                                                 --------------------
Net gain (loss)                                                                                56,572
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             53,648
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,924)    $           (1,795)
Net realized gain (loss)                                                (8,073)               (59,877)
Realized gain distributions                                                  -                    128
Net change in unrealized appreciation (depreciation)                    64,645                131,817
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       53,648                 70,273
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               125,855                 27,292
Cost of units redeemed                                                 (56,391)               (51,715)
Account charges                                                            (29)                   (14)
                                                            ------------------     ------------------
Increase (decrease)                                                     69,435                (24,437)
                                                            ------------------     ------------------
Net increase (decrease)                                                123,083                 45,836
Net assets, beginning                                                  180,244                134,408
                                                            ------------------     ------------------
Net assets, ending                                          $          303,327     $          180,244
                                                            ==================     ==================
Units sold                                                             126,087                136,628
Units redeemed                                                         (53,707)              (152,153)
                                                            ------------------     ------------------
Net increase (decrease)                                                 72,380                (15,525)
Units outstanding, beginning                                           190,108                205,633
                                                            ------------------     ------------------
Units outstanding, ending                                              262,488                190,108
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     563,152
Cost of units redeemed/account charges                                                       (260,958)
Net investment income (loss)                                                                   (9,670)
Net realized gain (loss)                                                                      (58,996)
Realized gain distributions                                                                       128
Net change in unrealized appreciation (depreciation)                                           69,671
                                                                                        -------------
                                                                                        $     303,327
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.16            262    $      303           1.25%            21.9%
12/31/2009             0.95            190           180           1.25%            45.1%
12/31/2008             0.65            206           134           1.25%           -55.9%
12/31/2007             1.48            107           159           1.25%            21.3%
12/31/2006             1.22             62            75           1.25%             3.6%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.17              0    $        0           1.00%            22.2%
12/31/2009             0.96              0             0           1.00%            45.4%
12/31/2008             0.66              0             0           1.00%           -55.8%
12/31/2007             1.50              0             0           1.00%            21.6%
12/31/2006             1.23              0             0           1.00%             3.9%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.19              0    $        0           0.75%            22.5%
12/31/2009             0.98              0             0           0.75%            45.8%
12/31/2008             0.67              0             0           0.75%           -55.7%
12/31/2007             1.51              0             0           0.75%            21.9%
12/31/2006             1.24              0             0           0.75%             4.1%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.21              0    $        0           0.50%            22.8%
12/31/2009             0.99              0             0           0.50%            46.1%
12/31/2008             0.68              0             0           0.50%           -55.6%
12/31/2007             1.52              0             0           0.50%            22.2%
12/31/2006             1.25              0             0           0.50%             4.4%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.23              0    $        0           0.25%            23.1%
12/31/2009             1.00              0             0           0.25%            46.5%
12/31/2008             0.68              0             0           0.25%           -55.5%
12/31/2007             1.54              0             0           0.25%            22.6%
12/31/2006             1.26              0             0           0.25%             4.6%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.26              0    $        0           0.00%            23.4%
12/31/2009             1.02              0             0           0.00%            46.9%
12/31/2008             0.69              0             0           0.00%           -55.4%
12/31/2007             1.55              0             0           0.00%            22.9%
12/31/2006             1.26              0             0           0.00%             4.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.2%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
  Fidelity Advisor International Capital Appreciation Fund T Class - 315920827

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $          1,146       $          1,628                       105
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $          1,146
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $          1,146                    872              $       1.31
Band 100                                           -                      -                      1.34
Band 75                                            -                      -                      1.36
Band 50                                            -                      -                      1.38
Band 25                                            -                      -                      1.40
Band 0                                             -                      -                      1.43
                                    ----------------       ----------------
 Total                              $          1,146                    872
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  4
Mortality & expense charges                                                                       (12)
                                                                                 --------------------
Net investment income (loss)                                                                       (8)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (138)
Realized gain distributions                                                                        12
Net change in unrealized appreciation (depreciation)                                              274
                                                                                 --------------------
Net gain (loss)                                                                                   148
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                140
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               (8)    $               (4)
Net realized gain (loss)                                                  (138)                   (14)
Realized gain distributions                                                 12                     18
Net change in unrealized appreciation (depreciation)                       274                    406
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          140                    406
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                    (158)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                       (158)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                    (18)                   406
Net assets, beginning                                                    1,164                    758
                                                            ------------------     ------------------
Net assets, ending                                          $            1,146     $            1,164
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                            (144)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                   (137)                     0
Units outstanding, beginning                                             1,009                  1,009
                                                            ------------------     ------------------
Units outstanding, ending                                                  872                  1,009
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       1,620
Cost of units redeemed/account charges                                                           (634)
Net investment income (loss)                                                                      (63)
Net realized gain (loss)                                                                         (166)
Realized gain distributions                                                                       871
Net change in unrealized appreciation (depreciation)                                             (482)
                                                                                        -------------
                                                                                        $       1,146
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.31              1   $         1           1.25%            14.0%
12/31/2009             1.15              1             1           1.25%            53.5%
12/31/2008             0.75              1             1           1.25%           -51.6%
12/31/2007             1.55              1             2           1.25%             3.1%
12/31/2006             1.51              1             2           1.25%            13.3%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.34              0    $        0           1.00%            14.2%
12/31/2009             1.17              0             0           1.00%            53.9%
12/31/2008             0.76              0             0           1.00%           -51.5%
12/31/2007             1.57              0             0           1.00%             3.3%
12/31/2006             1.52              0             0           1.00%            13.3%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.36              0    $        0           0.75%            14.5%
12/31/2009             1.19              0             0           0.75%            54.3%
12/31/2008             0.77              0             0           0.75%           -51.4%
12/31/2007             1.58              0             0           0.75%             3.6%
12/31/2006             1.53              0             0           0.75%            13.6%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.38              0    $        0           0.50%            14.8%
12/31/2009             1.20              0             0           0.50%            54.7%
12/31/2008             0.78              0             0           0.50%           -51.3%
12/31/2007             1.60              0             0           0.50%             3.9%
12/31/2006             1.54              0             0           0.50%            13.9%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.40              0    $        0           0.25%            15.1%
12/31/2009             1.22              0             0           0.25%            55.1%
12/31/2008             0.79              0             0           0.25%           -51.2%
12/31/2007             1.61              0             0           0.25%             4.1%
12/31/2006             1.55              0             0           0.25%            14.2%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.43              0    $        0           0.00%            15.4%
12/31/2009             1.24              0             0           0.00%            55.5%
12/31/2008             0.80              0             0           0.00%           -51.0%
12/31/2007             1.63              0             0           0.00%             4.4%
12/31/2006             1.56              0             0           0.00%            14.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.3%
2009               0.7%
2008               0.1%
2007               0.0%
2006               0.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        Fidelity Advisor Leveraged Company Stock Fund A Class - 315805424

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $      3,108,258       $      2,038,254                    90,330
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased               (6,262)
                                    ----------------
Net assets                          $      3,101,996
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $      3,101,996              2,831,234        $             1.10
Band 100                                           -                      -                      1.11
Band 75                                            -                      -                      1.12
Band 50                                            -                      -                      1.13
Band 25                                            -                      -                      1.14
Band 0                                             -                      -                      1.15
                                    ----------------       ----------------
 Total                              $      3,101,996              2,831,234
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,410
Mortality & expense charges                                                                   (35,127)
                                                                                 --------------------
Net investment income (loss)                                                                  (29,717)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (94,190)
Realized gain distributions                                                                       535
Net change in unrealized appreciation (depreciation)                                          714,299
                                                                                 --------------------
Net gain (loss)                                                                               620,644
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            590,927
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (29,717)    $          (16,568)
Net realized gain (loss)                                               (94,190)              (553,788)
Realized gain distributions                                                535                    502
Net change in unrealized appreciation (depreciation)                   714,299              1,512,631
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      590,927                942,777
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               709,563              1,046,728
Cost of units redeemed                                                (746,621)              (832,207)
Account charges                                                         (8,743)                (5,983)
                                                            ------------------     ------------------
Increase (decrease)                                                    (45,801)               208,538
                                                            ------------------     ------------------
Net increase (decrease)                                                545,126              1,151,315
Net assets, beginning                                                2,556,870              1,405,555
                                                            ------------------     ------------------
Net assets, ending                                          $        3,101,996     $        2,556,870
                                                            ==================     ==================
Units sold                                                           1,073,762              1,678,926
Units redeemed                                                      (1,108,264)            (1,297,499)
                                                            ------------------     ------------------
Net increase (decrease)                                                (34,502)               381,427
Units outstanding, beginning                                         2,865,736              2,484,309
                                                            ------------------     ------------------
Units outstanding, ending                                            2,831,234              2,865,736
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   5,179,045
Cost of units redeemed/account charges                                                     (2,419,963)
Net investment income (loss)                                                                  (61,794)
Net realized gain (loss)                                                                     (707,912)
Realized gain distributions                                                                    42,616
Net change in unrealized appreciation (depreciation)                                        1,070,004
                                                                                        -------------
                                                                                        $   3,101,996
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.10          2,831    $    3,102           1.25%            22.8%
12/31/2009             0.89          2,866         2,557           1.25%            57.7%
12/31/2008             0.57          2,484         1,406           1.25%           -54.4%
12/31/2007             1.24          1,371         1,700           1.25%            17.9%
12/31/2006             1.05              0             0           1.25%             5.2%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.11              0    $        0           1.00%            23.1%
12/31/2009             0.90              0             0           1.00%            58.1%
12/31/2008             0.57              0             0           1.00%           -54.2%
12/31/2007             1.24              0             0           1.00%            18.2%
12/31/2006             1.05              0             0           1.00%             5.2%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.12              0    $        0           0.75%            23.4%
12/31/2009             0.91              0             0           0.75%            58.5%
12/31/2008             0.57              0             0           0.75%           -54.1%
12/31/2007             1.25              0             0           0.75%            18.5%
12/31/2006             1.05              0             0           0.75%             5.3%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.13              0    $        0           0.50%            23.7%
12/31/2009             0.91              0             0           0.50%            58.9%
12/31/2008             0.58              0             0           0.50%           -54.0%
12/31/2007             1.25              0             0           0.50%            18.8%
12/31/2006             1.05              0             0           0.50%             5.3%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.14              0    $        0           0.25%            24.0%
12/31/2009             0.92              0             0           0.25%            59.3%
12/31/2008             0.58              0             0           0.25%           -53.9%
12/31/2007             1.25              0             0           0.25%            19.1%
12/31/2006             1.05              0             0           0.25%             5.4%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.15              0    $        0           0.00%            24.3%
12/31/2009             0.93              0             0           0.00%            59.7%
12/31/2008             0.58              0             0           0.00%           -53.8%
12/31/2007             1.26              0             0           0.00%            19.4%
12/31/2006             1.05              0             0           0.00%             5.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.2%
2009               0.4%
2008               0.6%
2007               1.1%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        Fidelity Advisor Leveraged Company Stock Fund T Class - 315805416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $      4,843,504       $      3,152,064                   143,214
Receivables: investments sold                  7,063       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $      4,850,567
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $      4,418,171              4,070,344        $             1.09
Band 100                                           -                      -                      1.10
Band 75                                            -                      -                      1.11
Band 50                                            -                      -                      1.12
Band 25                                            -                      -                      1.13
Band 0                                       432,396                378,022                      1.14
                                    ----------------       ----------------
 Total                              $      4,850,567              4,448,366
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,516
Mortality & expense charges                                                                   (44,961)
                                                                                 --------------------
Net investment income (loss)                                                                  (42,445)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (105,620)
Realized gain distributions                                                                       838
Net change in unrealized appreciation (depreciation)                                          996,049
                                                                                 --------------------
Net gain (loss)                                                                               891,267
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            848,822
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (42,445)    $          (21,209)
Net realized gain (loss)                                              (105,620)              (470,947)
Realized gain distributions                                                838                    765
Net change in unrealized appreciation (depreciation)                   996,049              1,624,599
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      848,822              1,133,208
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,680,346              1,627,097
Cost of units redeemed                                              (1,341,312)              (730,015)
Account charges                                                         (4,831)                (3,805)
                                                            ------------------     ------------------
Increase (decrease)                                                    334,203                893,277
                                                            ------------------     ------------------
Net increase (decrease)                                              1,183,025              2,026,485
Net assets, beginning                                                3,667,542              1,641,057
                                                            ------------------     ------------------
Net assets, ending                                          $        4,850,567     $        3,667,542
                                                            ==================     ==================
Units sold                                                           1,767,728              2,953,018
Units redeemed                                                      (1,441,086)            (1,738,940)
                                                            ------------------     ------------------
Net increase (decrease)                                                326,642              1,214,078
Units outstanding, beginning                                         4,121,724              2,907,646
                                                            ------------------     ------------------
Units outstanding, ending                                            4,448,366              4,121,724
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   6,624,408
Cost of units redeemed/account charges                                                     (2,813,523)
Net investment income (loss)                                                                  (69,570)
Net realized gain (loss)                                                                     (611,058)
Realized gain distributions                                                                    28,870
Net change in unrealized appreciation (depreciation)                                        1,691,440
                                                                                        -------------
                                                                                        $   4,850,567
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.09          4,070    $    4,418           1.25%            22.5%
12/31/2009             0.89          3,677         3,257           1.25%            57.4%
12/31/2008             0.56          2,596         1,461           1.25%           -54.5%
12/31/2007             1.24            585           723           1.25%            17.6%
12/31/2006             1.05              0             0           1.25%             5.1%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.10              0    $        0           1.00%            22.8%
12/31/2009             0.89              0             0           1.00%            57.8%
12/31/2008             0.57              0             0           1.00%           -54.4%
12/31/2007             1.24              0             0           1.00%            17.9%
12/31/2006             1.05              0             0           1.00%             5.2%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.11              0    $        0           0.75%            23.1%
12/31/2009             0.90              0             0           0.75%            58.2%
12/31/2008             0.57              0             0           0.75%           -54.2%
12/31/2007             1.24              0             0           0.75%            18.2%
12/31/2006             1.05              0             0           0.75%             5.2%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.12              0    $        0           0.50%            23.4%
12/31/2009             0.91              0             0           0.50%            58.6%
12/31/2008             0.57              0             0           0.50%           -54.1%
12/31/2007             1.25              0             0           0.50%            18.5%
12/31/2006             1.05              0             0           0.50%             5.3%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.13              0    $        0           0.25%            23.8%
12/31/2009             0.91              0             0           0.25%            59.0%
12/31/2008             0.58              0             0           0.25%           -54.0%
12/31/2007             1.25              0             0           0.25%            18.8%
12/31/2006             1.05              0             0           0.25%             5.3%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.14            378    $      432           0.00%            24.1%
12/31/2009             0.92            445           410           0.00%            59.4%
12/31/2008             0.58            311           180           0.00%           -53.9%
12/31/2007             1.25            244           306           0.00%            19.1%
12/31/2006             1.05              0             0           0.00%             5.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.1%
2009               0.3%
2008               0.6%
2007               0.8%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Fidelity Advisor Mid Cap Fund T Class - 315805408

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $        242,760       $        197,891                    12,005
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased               (1,697)
                                    ----------------
Net assets                          $        241,063
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $        241,063                140,395          $           1.72
Band 100                                           -                      -                      1.75
Band 75                                            -                      -                      1.78
Band 50                                            -                      -                      1.81
Band 25                                            -                      -                      1.85
Band 0                                             -                      -                      1.90
                                    ----------------       ----------------
 Total                              $        241,063                140,395
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,600)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,600)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (13,356)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           60,842
                                                                                 --------------------
Net gain (loss)                                                                                47,486
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             44,886
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,600)    $           (1,820)
Net realized gain (loss)                                               (13,356)               (49,694)
Realized gain distributions                                                  -                     57
Net change in unrealized appreciation (depreciation)                    60,842                112,506
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       44,886                 61,049
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                42,996                 10,240
Cost of units redeemed                                                 (36,831)               (14,604)
Account charges                                                            (34)                   (68)
                                                            ------------------     ------------------
Increase (decrease)                                                      6,131                 (4,432)
                                                            ------------------     ------------------
Net increase (decrease)                                                 51,017                 56,617
Net assets, beginning                                                  190,046                133,429
                                                            ------------------     ------------------
Net assets, ending                                          $          241,063     $          190,046
                                                            ==================     ==================
Units sold                                                              29,093                 53,785
Units redeemed                                                         (23,964)               (55,898)
                                                            ------------------     ------------------
Net increase (decrease)                                                  5,129                 (2,113)
Units outstanding, beginning                                           135,266                137,379
                                                            ------------------     ------------------
Units outstanding, ending                                              140,395                135,266
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     660,551
Cost of units redeemed/account charges                                                       (528,091)
Net investment income (loss)                                                                  (19,103)
Net realized gain (loss)                                                                      (25,486)
Realized gain distributions                                                                   108,323
Net change in unrealized appreciation (depreciation)                                           44,869
                                                                                        -------------
                                                                                        $     241,063
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.72            140    $      241           1.25%            22.2%
12/31/2009             1.40            135           190           1.25%            44.7%
12/31/2008             0.97            137           133           1.25%           -53.0%
12/31/2007             2.07            107           221           1.25%             8.1%
12/31/2006             1.91            222           424           1.25%            11.8%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.75              0    $        0           1.00%            22.5%
12/31/2009             1.43              0             0           1.00%            45.0%
12/31/2008             0.98              0             0           1.00%           -52.9%
12/31/2007             2.09              0             0           1.00%             8.4%
12/31/2006             1.93              0             0           1.00%            11.9%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.78              0    $        0           0.75%            22.8%
12/31/2009             1.45              0             0           0.75%            45.4%
12/31/2008             1.00              0             0           0.75%           -52.8%
12/31/2007             2.11              0             0           0.75%             8.7%
12/31/2006             1.94              0             0           0.75%            12.2%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.81              0    $        0           0.50%            23.1%
12/31/2009             1.47              0             0           0.50%            45.7%
12/31/2008             1.01              0             0           0.50%           -52.7%
12/31/2007             2.13              0             0           0.50%             9.0%
12/31/2006             1.96              0             0           0.50%            12.4%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.85              0   $         0           0.25%            23.4%
12/31/2009             1.50              0             0           0.25%            46.1%
12/31/2008             1.02              0             0           0.25%           -52.5%
12/31/2007             2.16              0             0           0.25%             9.2%
12/31/2006             1.97              0             0           0.25%            12.7%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $      1.90             0    $        0           0.00%            23.7%
12/31/2009              1.53             0             0           0.00%            46.5%
12/31/2008              1.05             0             0           0.00%           -52.4%
12/31/2007              2.20             0             0           0.00%             9.5%
12/31/2006              2.01             0             0           0.00%            13.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.1%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor New Insights Fund A Class - 316071208

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $        747,803       $        743,347                    37,465
Receivables: investments sold                    928       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $        748,731
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $        748,731                644,700        $             1.16
Band 100                                           -                      -                      1.16
Band 75                                            -                      -                      1.16
Band 50                                            -                      -                      1.17
Band 25                                            -                      -                      1.17
Band 0                                             -                      -                      1.17
                                    ----------------       ----------------
 Total                              $        748,731                644,700
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (382)
                                                                                 --------------------
Net investment income (loss)                                                                     (382)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                       114
Net change in unrealized appreciation (depreciation)                                            4,456
                                                                                 --------------------
Net gain (loss)                                                                                 4,570
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,188
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (382)    $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                114                      -
Net change in unrealized appreciation (depreciation)                     4,456                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        4,188                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,485,302                      -
Cost of units redeemed                                                (740,759)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                    744,543                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                748,731                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          748,731     $                -
                                                            ==================     ==================
Units sold                                                           1,916,939                      -
Units redeemed                                                      (1,272,239)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                644,700                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              644,700                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,485,302
Cost of units redeemed/account charges                                                       (740,759)
Net investment income (loss)                                                                     (382)
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                       114
Net change in unrealized appreciation (depreciation)                                            4,456
                                                                                        -------------
                                                                                        $     748,731
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.16            645    $      749           1.25%             0.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.16              0    $        0           1.00%             0.0%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.16              0    $        0           0.75%             0.0%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.17              0    $        0           0.50%             0.0%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.17              0    $        0           0.25%             0.0%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.17              0    $        0           0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Fidelity Advisor New Insights Fund T Class - 316071307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $      3,502,513       $      2,840,222                   177,432
Receivables: investments sold                    764       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $      3,503,277
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $      3,436,839              2,534,441        $             1.36
Band 100                                      36,784                 26,747                      1.38
Band 75                                            -                      -                      1.39
Band 50                                            -                      -                      1.41
Band 25                                            -                      -                      1.43
Band 0                                        29,654                 20,385                      1.45
                                    ----------------       ----------------
 Total                              $      3,503,277              2,581,573
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (30,941)
                                                                                 --------------------
Net investment income (loss)                                                                  (30,941)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (23,071)
Realized gain distributions                                                                     4,145
Net change in unrealized appreciation (depreciation)                                          445,333
                                                                                 --------------------
Net gain (loss)                                                                               426,407
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            395,466
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (30,941)    $          (18,482)
Net realized gain (loss)                                               (23,071)              (104,089)
Realized gain distributions                                              4,145                      -
Net change in unrealized appreciation (depreciation)                   445,333                543,507
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      395,466                420,936
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,560,073              1,182,691
Cost of units redeemed                                                (472,765)              (484,466)
Account charges                                                           (361)                  (240)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,086,947                697,985
                                                            ------------------     ------------------
Net increase (decrease)                                              1,482,413              1,118,921
Net assets, beginning                                                2,020,864                901,943
                                                            ------------------     ------------------
Net assets, ending                                          $        3,503,277     $        2,020,864
                                                            ==================     ==================
Units sold                                                           1,277,790              1,263,045
Units redeemed                                                        (399,916)              (526,821)
                                                            ------------------     ------------------
Net increase (decrease)                                                877,874                736,224
Units outstanding, beginning                                         1,703,699                967,475
                                                            ------------------     ------------------
Units outstanding, ending                                            2,581,573              1,703,699
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   5,050,495
Cost of units redeemed/account charges                                                     (2,050,396)
Net investment income (loss)                                                                  (80,658)
Net realized gain (loss)                                                                     (108,263)
Realized gain distributions                                                                    29,808
Net change in unrealized appreciation (depreciation)                                          662,291
                                                                                        -------------
                                                                                        $   3,503,277
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.36          2,534    $    3,437           1.25%            14.4%
12/31/2009             1.19          1,673         1,984           1.25%            27.2%
12/31/2008             0.93            947           883           1.25%           -38.9%
12/31/2007             1.53            683         1,043           1.25%            18.5%
12/31/2006             1.29            645           830           1.25%             9.1%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.38             27   $        37           1.00%            14.7%
12/31/2009             1.20             24            28           1.00%            27.5%
12/31/2008             0.94             21            19           1.00%           -38.7%
12/31/2007             1.54              0             0           1.00%            18.8%
12/31/2006             1.29              0             0           1.00%             9.8%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.39              0    $        0           0.75%            14.9%
12/31/2009             1.21              0             0           0.75%            27.8%
12/31/2008             0.95              0             0           0.75%           -38.6%
12/31/2007             1.55              0             0           0.75%            19.1%
12/31/2006             1.30              0             0           0.75%            10.1%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.41              0    $        0           0.50%            15.2%
12/31/2009             1.23              0             0           0.50%            28.2%
12/31/2008             0.96              0             0           0.50%           -38.4%
12/31/2007             1.56              0             0           0.50%            19.4%
12/31/2006             1.30              0             0           0.50%            10.4%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.43              0    $        0           0.25%            15.5%
12/31/2009             1.24              0             0           0.25%            28.5%
12/31/2008             0.97              0             0           0.25%           -38.3%
12/31/2007             1.57              0             0           0.25%            19.7%
12/31/2006             1.31              0             0           0.25%            10.6%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.45             20   $        30           0.00%            15.8%
12/31/2009             1.26              7             9           0.00%            28.8%
12/31/2008             0.98              0             0           0.00%           -38.1%
12/31/2007             1.58              0             0           0.00%            20.0%
12/31/2006             1.31              0             0           0.00%            10.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Fidelity Advisor Overseas Fund T Class - 315918102

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $              -       $              -                         -
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $              -
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $              -                      -        $             1.42
Band 100                                           -                      -                      1.44
Band 75                                            -                      -                      1.47
Band 50                                            -                      -                      1.49
Band 25                                            -                      -                      1.51
Band 0                                             -                      -                      1.54
                                    ----------------       ----------------
 Total                              $              -                      -
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                        (1)
                                                                                 --------------------
Net investment income (loss)                                                                       (1)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (452)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              406
                                                                                 --------------------
Net gain (loss)                                                                                   (46)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                (47)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               (1)    $                1
Net realized gain (loss)                                                  (452)                    (7)
Realized gain distributions                                                  -                      1
Net change in unrealized appreciation (depreciation)                       406                    183
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          (47)                   178
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                    (855)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                       (855)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                   (902)                   178
Net assets, beginning                                                      902                    724
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $              902
                                                            ==================     ==================
Units sold                                                                   -                      0
Units redeemed                                                            (709)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                   (709)                     0
Units outstanding, beginning                                               709                    709
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                    709
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      20,383
Cost of units redeemed/account charges                                                        (22,490)
Net investment income (loss)                                                                     (921)
Net realized gain (loss)                                                                       (3,258)
Realized gain distributions                                                                     6,286
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.42              0    $        0           1.25%            11.5%
12/31/2009             1.27              1             1           1.25%            24.5%
12/31/2008             1.02              1             1           1.25%           -43.8%
12/31/2007             1.82             26            47           1.25%            15.4%
12/31/2006             1.58             33            52           1.25%            17.6%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.44              0   $         0           1.00%            11.7%
12/31/2009             1.29              0             0           1.00%            24.9%
12/31/2008             1.03              0             0           1.00%           -43.7%
12/31/2007             1.83              0             0           1.00%            15.6%
12/31/2006             1.59              0             0           1.00%            17.6%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.47              0   $         0           0.75%            12.0%
12/31/2009             1.31              0             0           0.75%            25.2%
12/31/2008             1.05              0             0           0.75%           -43.6%
12/31/2007             1.85              0             0           0.75%            15.9%
12/31/2006             1.60              0             0           0.75%            17.9%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.49              0   $         0           0.50%            12.3%
12/31/2009             1.33              0             0           0.50%            25.5%
12/31/2008             1.06              0             0           0.50%           -43.4%
12/31/2007             1.87              0             0           0.50%            16.2%
12/31/2006             1.61              0             0           0.50%            18.2%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.51              0   $         0           0.25%            12.6%
12/31/2009             1.35              0             0           0.25%            25.8%
12/31/2008             1.07              0             0           0.25%           -43.3%
12/31/2007             1.89              0             0           0.25%            16.5%
12/31/2006             1.62              0             0           0.25%            18.5%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.54              0   $         0           0.00%            12.9%
12/31/2009             1.36              0             0           0.00%            26.1%
12/31/2008             1.08              0             0           0.00%           -43.1%
12/31/2007             1.90              0             0           0.00%            16.8%
12/31/2006             1.63              0             0           0.00%            18.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               1.2%
2008               0.0%
2007               1.0%
2006               0.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Fidelity Advisor Small Cap Fund T Class - 315805663

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $     11,666,699       $      9,988,699                   478,732
Receivables: investments sold                 27,500       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $     11,694,199
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $      9,012,315              3,920,962        $             2.30
Band 100                                       8,805                  3,762                      2.34
Band 75                                            -                      -                      2.38
Band 50                                      318,774                131,346                      2.43
Band 25                                            -                      -                      2.47
Band 0                                     2,354,305                922,902                      2.55
                                    ----------------       ----------------
 Total                              $     11,694,199              4,978,972
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                  (100,308)
                                                                                 --------------------
Net investment income (loss)                                                                 (100,308)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (27,379)
Realized gain distributions                                                                   360,431
Net change in unrealized appreciation (depreciation)                                        1,368,655
                                                                                 --------------------
Net gain (loss)                                                                             1,701,707
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,601,399
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (100,308)    $          (64,220)
Net realized gain (loss)                                               (27,379)              (188,073)
Realized gain distributions                                            360,431                      -
Net change in unrealized appreciation (depreciation)                 1,368,655              1,693,989
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,601,399              1,441,696
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             6,924,980              3,262,106
Cost of units redeemed                                              (4,460,405)            (1,306,902)
Account charges                                                         (5,658)                (5,188)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,458,917              1,950,016
                                                            ------------------     ------------------
Net increase (decrease)                                              4,060,316              3,391,712
Net assets, beginning                                                7,633,883              4,242,171
                                                            ------------------     ------------------
Net assets, ending                                          $       11,694,199     $        7,633,883
                                                            ==================     ==================
Units sold                                                           3,442,608              2,027,238
Units redeemed                                                      (2,292,438)              (880,169)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,150,170              1,147,069
Units outstanding, beginning                                         3,828,802              2,681,733
                                                            ------------------     ------------------
Units outstanding, ending                                            4,978,972              3,828,802
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  19,159,051
Cost of units redeemed/account charges                                                     (9,815,724)
Net investment income (loss)                                                                 (214,401)
Net realized gain (loss)                                                                     (360,225)
Realized gain distributions                                                                 1,247,498
Net change in unrealized appreciation (depreciation)                                        1,678,000
                                                                                        -------------
                                                                                        $  11,694,199
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.30           3,921   $    9,012           1.25%            16.1%
12/31/2009             1.98           3,486        6,900           1.25%            26.0%
12/31/2008             1.57           2,404        3,776           1.25%           -27.8%
12/31/2007             2.18           1,664        3,623           1.25%            11.2%
12/31/2006             1.96           1,502        2,940           1.25%             8.1%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.34            4      $        9           1.00%            16.4%
12/31/2009             2.01            0               0           1.00%            26.3%
12/31/2008             1.59            0               0           1.00%           -27.7%
12/31/2007             2.20            0               0           1.00%            11.5%
12/31/2006             1.97            0               0           1.00%             8.6%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.38              0    $        0           0.75%            16.7%
12/31/2009             2.04              0             0           0.75%            26.7%
12/31/2008             1.61              0             0           0.75%           -27.5%
12/31/2007             2.22              0             0           0.75%            11.8%
12/31/2006             1.99              0             0           0.75%             8.9%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.43            131    $      319           0.50%            17.0%
12/31/2009             2.07            121           250           0.50%            27.0%
12/31/2008             1.63            101           165           0.50%           -27.3%
12/31/2007             2.25             86           194           0.50%            12.1%
12/31/2006             2.01             73           146           0.50%             9.1%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.47              0    $        0           0.25%            17.3%
12/31/2009             2.11              0             0           0.25%            27.3%
12/31/2008             1.66              0             0           0.25%           -27.1%
12/31/2007             2.27              0             0           0.25%            12.4%
12/31/2006             2.02              0             0           0.25%             9.4%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.55            923    $    2,354           0.00%            17.6%
12/31/2009             2.17            223           483           0.00%            27.6%
12/31/2008             1.70            177           301           0.00%           -26.9%
12/31/2007             2.33            152           353           0.00%            12.6%
12/31/2006             2.07            100           206           0.00%             9.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Fidelity Advisor Stock Selector All Cap T Class - 315805572

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $        210,579       $        192,035                    11,273
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased                 (185)
                                    ----------------
Net assets                          $        210,394
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $        210,394                150,850        $             1.39
Band 100                                           -                      -                      1.42
Band 75                                            -                      -                      1.45
Band 50                                            -                      -                      1.47
Band 25                                            -                      -                      1.50
Band 0                                             -                      -                      1.53
                                    ----------------       ----------------
 Total                              $        210,394                150,850
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,120)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,120)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,559)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           37,709
                                                                                 --------------------
Net gain (loss)                                                                                32,150
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             30,030
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,120)    $           (1,368)
Net realized gain (loss)                                                (5,559)               (13,169)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    37,709                 47,915
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       30,030                 33,378
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                77,067                 34,278
Cost of units redeemed                                                 (37,840)               (26,342)
Account charges                                                            (93)                   (78)
                                                            ------------------     ------------------
Increase (decrease)                                                     39,134                  7,858
                                                            ------------------     ------------------
Net increase (decrease)                                                 69,164                 41,236
Net assets, beginning                                                  141,230                 99,994
                                                            ------------------     ------------------
Net assets, ending                                          $          210,394     $          141,230
                                                            ==================     ==================
Units sold                                                              61,673                 33,479
Units redeemed                                                         (30,495)               (26,802)
                                                            ------------------     ------------------
Net increase (decrease)                                                 31,178                  6,677
Units outstanding, beginning                                           119,672                112,995
                                                            ------------------     ------------------
Units outstanding, ending                                              150,850                119,672
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     379,493
Cost of units redeemed/account charges                                                       (152,272)
Net investment income (loss)                                                                   (7,560)
Net realized gain (loss)                                                                      (27,811)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           18,544
                                                                                        -------------
                                                                                        $     210,394
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/14/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.39            151    $      210           1.25%            18.2%
12/31/2009             1.18            120           141           1.25%            33.4%
12/31/2008             0.88            113           100           1.25%           -41.1%
12/31/2007             1.50            137           206           1.25%             4.6%
12/31/2006             1.44             34            48           1.25%            11.4%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.42              0   $         0           1.00%            18.5%
12/31/2009             1.20              0             0           1.00%            33.7%
12/31/2008             0.90              0             0           1.00%           -41.0%
12/31/2007             1.52              0             0           1.00%             4.9%
12/31/2006             1.45              0             0           1.00%            11.9%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.45              0   $         0           0.75%            18.8%
12/31/2009             1.22              0             0           0.75%            34.0%
12/31/2008             0.91              0             0           0.75%           -40.8%
12/31/2007             1.54              0             0           0.75%             5.1%
12/31/2006             1.46              0             0           0.75%            12.2%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.47              0   $         0           0.50%            19.1%
12/31/2009             1.24              0             0           0.50%            34.4%
12/31/2008             0.92              0             0           0.50%           -40.7%
12/31/2007             1.55              0             0           0.50%             5.4%
12/31/2006             1.47              0             0           0.50%            12.4%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.50              0   $         0           0.25%            19.4%
12/31/2009             1.26              0             0           0.25%            34.7%
12/31/2008             0.93              0             0           0.25%           -40.5%
12/31/2007             1.57              0             0           0.25%             5.7%
12/31/2006             1.48              0             0           0.25%            12.7%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.53              0   $         0           0.00%            19.7%
12/31/2009             1.28              0             0           0.00%            35.0%
12/31/2008             0.95              0             0           0.00%           -40.4%
12/31/2007             1.59              0             0           0.00%             5.9%
12/31/2006             1.50              0             0           0.00%            13.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.1%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        Fidelity Advisor Strategic Income A Class - 315920850 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $              -       $              -                         -
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $              -
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $              -                      -        $             0.99
Band 100                                           -                      -                      0.99
Band 75                                            -                      -                      0.99
Band 50                                            -                      -                      0.99
Band 25                                            -                      -                      0.99
Band 0                                             -                      -                      0.99
                                    ----------------       ----------------
 Total                              $              -                      -
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
                                                                                        -------------
Net change in unrealized appreciation (depreciation)                                    $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.99              0    $        0           1.25%             0.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.99              0    $        0           1.00%             0.0%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.99              0    $        0           0.75%             0.0%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.99              0    $        0           0.50%             0.0%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.99              0    $        0           0.25%             0.0%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.99              0    $        0           0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Fidelity Advisor Value Fund A Class - 315916767 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $              -       $              -                         -
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $              -
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $              -                      -        $             0.87
Band 100                                           -                      -                      0.87
Band 75                                            -                      -                      0.88
Band 50                                            -                      -                      0.89
Band 25                                            -                      -                      0.90
Band 0                                             -                      -                      0.90
                                    ----------------       ----------------
 Total                              $              -                      -
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                      $                  -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
                                                                                   ------------------
Net change in unrealized appreciation (depreciation)                               $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.87              0    $        0           1.25%            20.2%
12/31/2009             0.72              0             0           1.25%            41.2%
12/31/2008             0.51              0             0           1.25%           -47.2%
12/31/2007             0.97              0             0           1.25%            -3.1%

                                               BAND 100
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.87              0    $        0           1.00%            20.5%
12/31/2009             0.73              0             0           1.00%            41.5%
12/31/2008             0.51              0             0           1.00%           -47.1%
12/31/2007             0.97              0             0           1.00%            -3.1%

                                               BAND 75
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.88              0    $        0           0.75%            20.8%
12/31/2009             0.73              0             0           0.75%            41.9%
12/31/2008             0.51              0             0           0.75%           -46.9%
12/31/2007             0.97              0             0           0.75%            -3.1%

                                               BAND 50
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.89              0    $        0           0.50%            21.1%
12/31/2009             0.73              0             0           0.50%            42.2%
12/31/2008             0.52              0             0           0.50%           -46.8%
12/31/2007             0.97              0             0           0.50%            -3.0%

                                               BAND 25
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.90              0    $        0           0.25%            21.4%
12/31/2009             0.74              0             0           0.25%            42.6%
12/31/2008             0.52              0             0           0.25%           -46.7%
12/31/2007             0.97              0             0           0.25%            -3.0%

                                               BAND 0
                 ------------------------------------------------------------------------
                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets     Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.90              0    $        0           0.00%            21.7%
12/31/2009             0.74              0             0           0.00%            42.9%
12/31/2008             0.52              0             0           0.00%           -46.5%
12/31/2007             0.97              0             0           0.00%            -3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Fidelity Advisor Value Fund T Class - 315916734 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.86
Band 100                                             -                     -                     0.87
Band 75                                              -                     -                     0.87
Band 50                                              -                     -                     0.88
Band 25                                              -                     -                     0.89
Band 0                                               -                     -                     0.90
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.86            0     $        0          1.25%          19.9%
12/31/2009          0.72            0              0          1.25%          40.8%
12/31/2008          0.51            0              0          1.25%         -47.3%
12/31/2007          0.97            0              0          1.25%          -3.3%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87            0     $        0          1.00%          20.2%
12/31/2009          0.72            0              0          1.00%          41.1%
12/31/2008          0.51            0              0          1.00%         -47.2%
12/31/2007          0.97            0              0          1.00%          -3.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87            0     $        0          0.75%          20.5%
12/31/2009          0.73            0              0          0.75%          41.5%
12/31/2008          0.51            0              0          0.75%         -47.0%
12/31/2007          0.97            0              0          0.75%          -3.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.88            0     $        0          0.50%          20.8%
12/31/2009          0.73            0              0          0.50%          41.8%
12/31/2008          0.51            0              0          0.50%         -46.9%
12/31/2007          0.97            0              0          0.50%          -3.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.89            0     $        0          0.25%          21.1%
12/31/2009          0.73            0              0          0.25%          42.2%
12/31/2008          0.52            0              0          0.25%         -46.8%
12/31/2007          0.97            0              0          0.25%          -3.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90            0    $         0          0.00%          21.4%
12/31/2009          0.74            0              0          0.00%          42.6%
12/31/2008          0.52            0              0          0.00%         -46.6%
12/31/2007          0.97            0              0          0.00%          -3.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Fidelity VIP Asset Manager Portfolio Initial Class - 922175203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       34,124,665    $       33,610,169                2,346,950
Receivables: investments sold                   23,323    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       34,147,988
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       34,147,988            13,585,783     $               2.51
Band 100                                             -                     -                     2.56
Band 75                                              -                     -                     2.61
Band 50                                              -                     -                     2.65
Band 25                                              -                     -                     2.70
Band 0                                               -                     -                     3.13
                                    ------------------    ------------------
 Total                              $       34,147,988            13,585,783
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            548,316
Mortality & expense charges                                                                  (398,487)
                                                                                 --------------------
Net investment income (loss)                                                                  149,829
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (291,528)
Realized gain distributions                                                                   165,679
Net change in unrealized appreciation (depreciation)                                        3,892,485
                                                                                 --------------------
Net gain (loss)                                                                             3,766,636
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,916,465
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          149,829     $          310,186
Net realized gain (loss)                                              (291,528)            (1,742,647)
Realized gain distributions                                            165,679                 47,712
Net change in unrealized appreciation (depreciation)                 3,892,485              8,648,237
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    3,916,465              7,263,488
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,546,884                 81,966
Cost of units redeemed                                              (4,926,383)            (6,680,104)
Account charges                                                        (13,177)               (14,688)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,392,676)            (6,612,826)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,523,789                650,662
Net assets, beginning                                               31,624,199             30,973,537
                                                            ------------------     ------------------
Net assets, ending                                          $       34,147,988     $       31,624,199
                                                            ==================     ==================
Units sold                                                           1,556,638              1,579,777
Units redeemed                                                      (2,168,785)            (5,113,008)
                                                            ------------------     ------------------
Net increase (decrease)                                               (612,147)            (3,533,231)
Units outstanding, beginning                                        14,197,930             17,731,161
                                                            ------------------     ------------------
Units outstanding, ending                                           13,585,783             14,197,930
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      230,822,691
Cost of units redeemed/account charges                                                   (239,592,164)
Net investment income (loss)                                                               39,496,975
Net realized gain (loss)                                                                   (5,806,161)
Realized gain distributions                                                                 8,712,151
Net change in unrealized appreciation (depreciation)                                          514,496
                                                                                   ------------------
                                                                                   $       34,147,988
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/1993

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.51       13,586     $   34,148          1.25%          12.8%
12/31/2009          2.23       14,198         31,624          1.25%          27.5%
12/31/2008          1.75       17,731         30,974          1.25%         -29.6%
12/31/2007          2.48       21,774         54,031          1.25%          14.1%
12/31/2006          2.18       38,565         83,900          1.25%           6.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.56            0     $        0          1.00%          13.1%
12/31/2009          2.26            0              0          1.00%          27.8%
12/31/2008          1.77            0              0          1.00%         -29.4%
12/31/2007          2.51            0              0          1.00%          14.3%
12/31/2006          2.19            0              0          1.00%           6.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.61            0     $        0          0.75%          13.4%
12/31/2009          2.30            0              0          0.75%          28.1%
12/31/2008          1.79            0              0          0.75%         -29.3%
12/31/2007          2.53            0              0          0.75%          14.6%
12/31/2006          2.21            0              0          0.75%           6.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.65            0     $        0           0.50%         13.7%
12/31/2009          2.33            0              0           0.50%         28.5%
12/31/2008          1.82            0              0           0.50%        -29.1%
12/31/2007          2.56            0              0           0.50%         14.9%
12/31/2006          2.23            0              0           0.50%          6.8%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.70            0     $        0          0.25%          14.0%
12/31/2009          2.37            0              0          0.25%          28.8%
12/31/2008          1.84            0              0          0.25%         -28.9%
12/31/2007          2.59            0              0          0.25%          15.2%
12/31/2006          2.25            0              0          0.25%           7.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.13        0         $        0          0.00%          14.3%
12/31/2009          2.74        0                  0          0.00%          29.1%
12/31/2008          2.12        0                  0          0.00%         -28.7%
12/31/2007          2.98        0                  0          0.00%          15.5%
12/31/2006          2.58        0                  0          0.00%           7.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.7%
2009                     2.2%
2008                     2.5%
2007                     6.2%
2006                     2.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Fidelity VIP Equity Income Initial Class - 922174305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       13,154,323    $       15,889,405                  691,604
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased               (42,248)
                                    ------------------
Net assets                          $       13,112,075
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       13,112,075             5,385,568     $               2.43
Band 100                                             -                     -                     2.48
Band 75                                              -                     -                     2.52
Band 50                                              -                     -                     2.57
Band 25                                              -                     -                     2.62
Band 0                                               -                     -                     2.96
                                    ------------------    ------------------
 Total                              $       13,112,075             5,385,568
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            224,462
Mortality & expense charges                                                                  (162,717)
                                                                                 --------------------
Net investment income (loss)                                                                   61,745
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,086,851)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,639,880
                                                                                 --------------------
Net gain (loss)                                                                             1,553,029
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,614,774
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           61,745     $          126,171
Net realized gain (loss)                                            (1,086,851)              (699,655)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,639,880              3,680,555
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,614,774              3,107,071
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               426,958                868,475
Cost of units redeemed                                              (2,597,569)            (2,336,717)
Account charges                                                         (8,363)                (7,695)
                                                            ------------------     ------------------
Increase (decrease)                                                 (2,178,974)            (1,475,937)
                                                            ------------------     ------------------
Net increase (decrease)                                               (564,200)             1,631,134
Net assets, beginning                                               13,676,275             12,045,141
                                                            ------------------     ------------------
Net assets, ending                                          $       13,112,075     $       13,676,275
                                                            ==================     ==================
Units sold                                                             648,089                746,193
Units redeemed                                                      (1,650,483)            (1,592,871)
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,002,394)              (846,678)
Units outstanding, beginning                                         6,387,962              7,234,640
                                                            ------------------     ------------------
Units outstanding, ending                                            5,385,568              6,387,962
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       77,834,058
Cost of units redeemed/account charges                                                    (73,863,746)
Net investment income (loss)                                                                5,967,625
Net realized gain (loss)                                                                   (1,443,465)
Realized gain distributions                                                                 7,352,685
Net change in unrealized appreciation (depreciation)                                       (2,735,082)
                                                                                   ------------------
                                                                                   $       13,112,075
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.43        5,386     $   13,112          1.25%          13.7%
12/31/2009          2.14        6,388         13,676          1.25%          28.6%
12/31/2008          1.66        7,235         12,045          1.25%         -43.4%
12/31/2007          2.94        9,079         26,691          1.25%           0.3%
12/31/2006          2.93       10,373         30,417          1.25%          18.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.48            0     $        0          1.00%          14.0%
12/31/2009          2.17            0              0          1.00%          28.9%
12/31/2008          1.69            0              0          1.00%         -43.2%
12/31/2007          2.97            0              0          1.00%           0.5%
12/31/2006          2.96            0              0          1.00%          19.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.52            0     $        0          0.75%          14.3%
12/31/2009          2.21            0              0          0.75%          29.2%
12/31/2008          1.71            0              0          0.75%         -43.1%
12/31/2007          3.00            0              0          0.75%           0.8%
12/31/2006          2.98            0              0          0.75%          19.3%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.57            0     $        0          0.50%          14.6%
12/31/2009          2.24            0              0          0.50%          29.6%
12/31/2008          1.73            0              0          0.50%         -42.9%
12/31/2007          3.04            0              0          0.50%           1.0%
12/31/2006          3.00            0              0          0.50%          19.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.62            0     $        0          0.25%          14.9%
12/31/2009          2.28            0              0          0.25%          29.9%
12/31/2008          1.75            0              0          0.25%         -42.8%
12/31/2007          3.07            0              0          0.25%           1.3%
12/31/2006          3.03            0              0          0.25%          19.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.96            0     $        0          0.00%          15.1%
12/31/2009          2.57            0              0          0.00%          30.2%
12/31/2008          1.98            0              0          0.00%         -42.7%
12/31/2007          3.45            0              0          0.00%           1.1%
12/31/2006          3.41            0              0          0.00%          20.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.7%
2009                     2.2%
2008                     2.3%
2007                     1.8%
2006                     3.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  Fidelity VIP Growth Initial Class - 922174404

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       45,878,948    $       39,148,669                1,236,962
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (18,876)
                                    ------------------
Net assets                          $       45,860,072
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       45,860,072            15,922,248     $               2.88
Band 100                                             -                     -                     2.93
Band 75                                              -                     -                     2.99
Band 50                                              -                     -                     3.04
Band 25                                              -                     -                     3.10
Band 0                                               -                     -                     3.59
                                    ------------------    ------------------
 Total                              $       45,860,072            15,922,248
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            113,402
Mortality & expense charges                                                                  (521,580)
                                                                                 --------------------
Net investment income (loss)                                                                 (408,178)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    1,845,386
Realized gain distributions                                                                   139,652
Net change in unrealized appreciation (depreciation)                                        7,129,973
                                                                                 --------------------
Net gain (loss)                                                                             9,115,011
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          8,706,833
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (408,178)     $         (326,898)
Net realized gain (loss)                                             1,845,386                 721,018
Realized gain distributions                                            139,652                  34,233
Net change in unrealized appreciation (depreciation)                 7,129,973               9,262,591
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    8,706,833               9,690,944
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               790,194               1,693,386
Cost of units redeemed                                              (6,462,377)             (8,575,276)
Account charges                                                        (20,741)                (25,774)
                                                            ------------------      ------------------
Increase (decrease)                                                 (5,692,924)             (6,907,664)
                                                            ------------------      ------------------
Net increase (decrease)                                              3,013,909               2,783,280
Net assets, beginning                                               42,846,163              40,062,883
                                                            ------------------      ------------------
Net assets, ending                                          $       45,860,072      $       42,846,163
                                                            ==================      ==================
Units sold                                                           1,376,620               2,744,626
Units redeemed                                                      (3,696,897)             (6,112,822)
                                                            ------------------      ------------------
Net increase (decrease)                                             (2,320,277)             (3,368,196)
Units outstanding, beginning                                        18,242,525              21,610,721
                                                            ------------------      ------------------
Units outstanding, ending                                           15,922,248              18,242,525
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $    463,071,958
Cost of units redeemed/account charges                                                    (445,486,415)
Net investment income (loss)                                                                24,603,328
Net realized gain (loss)                                                                   (13,521,402)
Realized gain distributions                                                                 10,462,324
Net change in unrealized appreciation (depreciation)                                         6,730,279
                                                                                      ----------------
                                                                                      $     45,860,072
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/1993

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.88       15,922     $   45,860          1.25%          22.6%
12/31/2009        2.35       18,243         42,846          1.25%          26.7%
12/31/2008        1.85       21,611         40,063          1.25%         -47.8%
12/31/2007        3.55       23,330         82,895          1.25%          25.4%
12/31/2006        2.83       34,608         98,076          1.25%           5.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.93            0     $        0          1.00%          22.9%
12/31/2009        2.39            0              0          1.00%          27.0%
12/31/2008        1.88            0              0          1.00%         -47.7%
12/31/2007        3.59            0              0          1.00%          25.7%
12/31/2006        2.86            0              0          1.00%           5.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.99            0     $        0          0.75%          23.2%
12/31/2009        2.42            0              0          0.75%          27.3%
12/31/2008        1.90            0              0          0.75%         -47.6%
12/31/2007        3.63            0              0          0.75%          26.0%
12/31/2006        2.88            0              0          0.75%           6.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.04            0     $        0          0.50%          23.6%
12/31/2009        2.46            0              0          0.50%          27.6%
12/31/2008        1.93            0              0          0.50%         -47.4%
12/31/2007        3.67            0              0          0.50%          26.3%
12/31/2006        2.90            0              0          0.50%           6.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.10            0     $        0          0.25%          23.9%
12/31/2009        2.50            0              0          0.25%          28.0%
12/31/2008        1.95            0              0          0.25%         -47.3%
12/31/2007        3.71            0              0          0.25%          26.6%
12/31/2006        2.93            0              0          0.25%           6.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.59            0     $        0          0.00%          24.2%
12/31/2009        2.89            0              0          0.00%          28.3%
12/31/2008        2.26            0              0          0.00%         -47.2%
12/31/2007        4.27            0              0          0.00%          27.0%
12/31/2006        3.36            0              0          0.00%           6.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.3%
2009               0.4%
2008               0.8%
2007               0.9%
2006               0.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Fidelity VIP High Income Initial Class - 922174206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       13,416,080    $       12,360,426                2,408,631
Receivables: investments sold                   10,834    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       13,426,914
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       13,426,914             6,373,344     $               2.11
Band 100                                             -                     -                     2.15
Band 75                                              -                     -                     2.18
Band 50                                              -                     -                     2.22
Band 25                                              -                     -                     2.27
Band 0                                               -                     -                     2.63
                                    ------------------    ------------------
 Total                              $       13,426,914             6,373,344
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $          1,004,754
Mortality & expense charges                                                                  (176,930)
                                                                                 --------------------
Net investment income (loss)                                                                  827,824
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (606,071)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,444,704
                                                                                 --------------------
Net gain (loss)                                                                               838,633
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,666,457
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          827,824      $          909,130
Net realized gain (loss)                                              (606,071)               (984,422)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                 1,444,704               3,893,124
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    1,666,457               3,817,832
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             2,335,413               5,669,021
Cost of units redeemed                                              (4,963,362)             (4,018,400)
Account charges                                                         (4,897)                 (4,926)
                                                            ------------------      ------------------
Increase (decrease)                                                 (2,632,846)              1,645,695
                                                            ------------------      ------------------
Net increase (decrease)                                               (966,389)              5,463,527
Net assets, beginning                                               14,393,303               8,929,776
                                                            ------------------      ------------------
Net assets, ending                                          $       13,426,914      $       14,393,303
                                                            ==================      ==================
Units sold                                                           1,866,031               3,722,669
Units redeemed                                                      (3,172,605)             (2,816,785)
                                                            ------------------      ------------------
Net increase (decrease)                                             (1,306,574)                905,884
Units outstanding, beginning                                         7,679,918               6,774,034
                                                            ------------------      ------------------
Units outstanding, ending                                            6,373,344               7,679,918
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $    108,209,231
Cost of units redeemed/account charges                                                    (103,329,942)
Net investment income (loss)                                                                19,480,019
Net realized gain (loss)                                                                   (11,988,048)
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                         1,055,654
                                                                                      ----------------
                                                                                      $     13,426,914
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/1993

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.11        6,373     $   13,427          1.25%          12.4%
12/31/2009        1.87        7,680         14,393          1.25%          42.2%
12/31/2008        1.32        6,774          8,930          1.25%         -25.9%
12/31/2007        1.78        6,532         11,623          1.25%           1.5%
12/31/2006        1.75        9,787         17,157          1.25%           9.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.15            0     $        0          1.00%          12.7%
12/31/2009        1.90            0              0          1.00%          42.5%
12/31/2008        1.34            0              0          1.00%         -25.7%
12/31/2007        1.80            0              0          1.00%           1.8%
12/31/2006        1.77            0              0          1.00%          10.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.18            0     $        0          0.75%          13.0%
12/31/2009        1.93            0              0          0.75%          42.9%
12/31/2008        1.35            0              0          0.75%         -25.5%
12/31/2007        1.82            0              0          0.75%           2.0%
12/31/2006        1.78            0              0          0.75%          10.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.22            0     $        0          0.50%          13.3%
12/31/2009        1.96            0              0          0.50%          43.2%
12/31/2008        1.37            0              0          0.50%         -25.4%
12/31/2007        1.84            0              0          0.50%           2.3%
12/31/2006        1.80            0              0          0.50%          10.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.27            0     $        0          0.25%          13.5%
12/31/2009        2.00            0              0          0.25%          43.6%
12/31/2008        1.39            0              0          0.25%         -25.2%
12/31/2007        1.86            0              0          0.25%           2.5%
12/31/2006        1.81            0              0          0.25%          11.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.63            0     $        0          0.00%          13.8%
12/31/2009        2.31            0              0          0.00%          44.0%
12/31/2008        1.60            0              0          0.00%         -25.0%
12/31/2007        2.14            0              0          0.00%           2.8%
12/31/2006        2.08            0              0          0.00%          11.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               7.2%
2009               9.0%
2008               9.8%
2007               6.8%
2006               6.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Fidelity VIP II ContraFund Initial Class - 922175500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $      128,874,837    $      137,358,429                5,396,768
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased               (267,642)
                                    ------------------
Net assets                          $      128,607,195
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $      128,607,195            32,560,399     $               3.95
Band 100                                             -                     -                     4.02
Band 75                                              -                     -                     4.10
Band 50                                              -                     -                     4.17
Band 25                                              -                     -                     4.25
Band 0                                               -                     -                     4.81
                                    ------------------    ------------------
 Total                              $      128,607,195            32,560,399
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $          1,464,023
Mortality & expense charges                                                                (1,445,453)
                                                                                 --------------------
Net investment income (loss)                                                                   18,570
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      361,970
Realized gain distributions                                                                    53,326
Net change in unrealized appreciation (depreciation)                                       17,037,856
                                                                                 --------------------
Net gain (loss)                                                                            17,453,152
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $         17,471,722
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           18,570      $          204,783
Net realized gain (loss)                                               361,970              (2,733,592)
Realized gain distributions                                             53,326                  26,938
Net change in unrealized appreciation (depreciation)                17,037,856              30,435,234
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                   17,471,722              27,933,363
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                            17,886,295              20,532,801
Cost of units redeemed                                             (18,907,199)            (16,896,525)
Account charges                                                        (33,699)                (39,294)
                                                            ------------------      ------------------
Increase (decrease)                                                 (1,054,603)              3,596,982
                                                            ------------------      ------------------
Net increase (decrease)                                             16,417,119              31,530,345
Net assets, beginning                                              112,190,076              80,659,731
                                                            ------------------      ------------------
Net assets, ending                                          $      128,607,195      $      112,190,076
                                                            ==================      ==================
Units sold                                                           5,592,585               7,494,971
Units redeemed                                                      (5,913,188)             (6,297,333)
                                                            ------------------      ------------------
Net increase (decrease)                                               (320,603)              1,197,638
Units outstanding, beginning                                        32,881,002              31,683,364
                                                            ------------------      ------------------
Units outstanding, ending                                           32,560,399              32,881,002
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $    280,095,140
Cost of units redeemed/account charges                                                    (204,979,795)
Net investment income (loss)                                                                 6,236,216
Net realized gain (loss)                                                                     7,414,523
Realized gain distributions                                                                 48,324,703
Net change in unrealized appreciation (depreciation)                                        (8,483,592)
                                                                                      ----------------
                                                                                      $    128,607,195
                                                                                      ================

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.95       32,560     $  128,607          1.25%          15.8%
12/31/2009        3.41       32,881        112,190          1.25%          34.0%
12/31/2008        2.55       31,683         80,660          1.25%         -43.2%
12/31/2007        4.48       32,479        145,651          1.25%          16.1%
12/31/2006        3.86       32,834        126,795          1.25%          10.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.02            0     $        0          1.00%          16.1%
12/31/2009        3.47            0              0          1.00%          34.4%
12/31/2008        2.58            0              0          1.00%         -43.1%
12/31/2007        4.53            0              0          1.00%          16.4%
12/31/2006        3.89            0              0          1.00%          10.6%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.10            0     $        0          0.75%          16.3%
12/31/2009        3.52            0              0          0.75%          34.7%
12/31/2008        2.61            0              0          0.75%         -42.9%
12/31/2007        4.58            0              0          0.75%          16.7%
12/31/2006        3.92            0              0          0.75%          10.9%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.17            0     $        0          0.50%          16.6%
12/31/2009        3.58            0              0          0.50%          35.0%
12/31/2008        2.65            0              0          0.50%         -42.8%
12/31/2007        4.63            0              0          0.50%          17.0%
12/31/2006        3.96            0              0          0.50%          11.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.25            0     $        0          0.25%          16.9%
12/31/2009        3.63            0              0          0.25%          35.4%
12/31/2008        2.68            0              0          0.25%         -42.7%
12/31/2007        4.68            0              0          0.25%          17.3%
12/31/2006        3.99            0              0          0.25%          11.4%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.81            0     $        0          0.00%          17.2%
12/31/2009        4.10            0              0          0.00%          35.7%
12/31/2008        3.02            0              0          0.00%         -42.5%
12/31/2007        5.26            0              0          0.00%          17.6%
12/31/2006        4.47            0              0          0.00%          11.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.2%
2009               1.4%
2008               1.0%
2007               1.0%
2006               1.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Fidelity VIP Overseas Initial Class - 922174503

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       14,771,021    $       17,412,934                  880,800
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (29,948)
                                    ------------------
Net assets                          $       14,741,073
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       14,741,073             6,441,569     $               2.29
Band 100                                             -                     -                     2.33
Band 75                                              -                     -                     2.37
Band 50                                              -                     -                     2.42
Band 25                                              -                     -                     2.46
Band 0                                               -                     -                     2.85
                                    ------------------    ------------------
 Total                              $       14,741,073             6,441,569
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            192,888
Mortality & expense charges                                                                  (177,301)
                                                                                 --------------------
Net investment income (loss)                                                                   15,587
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,013,866)
Realized gain distributions                                                                    26,302
Net change in unrealized appreciation (depreciation)                                        2,601,537
                                                                                 --------------------
Net gain (loss)                                                                             1,613,973
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,629,560
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           15,587      $          125,947
Net realized gain (loss)                                            (1,013,866)               (911,506)
Realized gain distributions                                             26,302                  44,054
Net change in unrealized appreciation (depreciation)                 2,601,537               3,838,524
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    1,629,560               3,097,019
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,356,853               2,156,454
Cost of units redeemed                                              (3,529,173)             (3,472,538)
Account charges                                                        (11,507)                (10,048)
                                                            ------------------      ------------------
Increase (decrease)                                                 (2,183,827)             (1,326,132)
                                                            ------------------      ------------------
Net increase (decrease)                                               (554,267)              1,770,887
Net assets, beginning                                               15,295,340              13,524,453
                                                            ------------------      ------------------
Net assets, ending                                          $       14,741,073      $       15,295,340
                                                            ==================      ==================
Units sold                                                           1,074,665               1,471,750
Units redeemed                                                      (2,099,573)             (2,254,974)
                                                            ------------------      ------------------
Net increase (decrease)                                             (1,024,908)               (783,224)
Units outstanding, beginning                                         7,466,477               8,249,701
                                                            ------------------      ------------------
Units outstanding, ending                                            6,441,569               7,466,477
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $    441,817,610
Cost of units redeemed/account charges                                                    (444,148,021)
Net investment income (loss)                                                                 5,654,025
Net realized gain (loss)                                                                     7,182,370
Realized gain distributions                                                                  6,877,002
Net change in unrealized appreciation (depreciation)                                        (2,641,913)
                                                                                      ----------------
                                                                                      $     14,741,073
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/1/1993

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.29        6,442     $   14,741          1.25%          11.7%
12/31/2009        2.05        7,466         15,295          1.25%          25.0%
12/31/2008        1.64        8,250         13,524          1.25%         -44.5%
12/31/2007        2.95        9,088         26,847          1.25%          15.8%
12/31/2006        2.55       13,219         33,708          1.25%          16.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.33            0     $        0          1.00%          12.0%
12/31/2009        2.08            0              0          1.00%          25.3%
12/31/2008        1.66            0              0          1.00%         -44.4%
12/31/2007        2.99            0              0          1.00%          16.1%
12/31/2006        2.57            0              0          1.00%          16.9%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.37            0     $        0          0.75%          12.3%
12/31/2009        2.11            0              0          0.75%          25.6%
12/31/2008        1.68            0              0          0.75%         -44.2%
12/31/2007        3.02            0              0          0.75%          16.4%
12/31/2006        2.59            0              0          0.75%          17.2%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.42            0     $        0          0.50%          12.6%
12/31/2009        2.15            0              0          0.50%          25.9%
12/31/2008        1.71            0              0          0.50%         -44.1%
12/31/2007        3.05            0              0          0.50%          16.7%
12/31/2006        2.61            0              0          0.50%          17.5%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.46            0     $        0          0.25%          12.8%
12/31/2009        2.18            0              0          0.25%          26.2%
12/31/2008        1.73            0              0          0.25%         -43.9%
12/31/2007        3.08            0              0          0.25%          17.0%
12/31/2006        2.63            0              0          0.25%          17.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.85            0     $        0          0.00%          13.1%
12/31/2009        2.52            0              0          0.00%          26.5%
12/31/2008        1.99            0              0          0.00%         -43.8%
12/31/2007        3.55            0              0          0.00%          17.3%
12/31/2006        3.03            0              0          0.00%          18.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               2.0%
2008               2.6%
2007               3.6%
2006               0.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  Fifth Third All Cap Value A Class - 316786243

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          365,771    $          403,459                   23,253
Receivables: investments sold                      112    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          365,883
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          365,883               318,866     $               1.15
Band 100                                             -                     -                     1.17
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.21
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.25
                                    ------------------    ------------------
 Total                              $          365,883               318,866
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              3,239
Mortality & expense charges                                                                    (4,027)
                                                                                 --------------------
Net investment income (loss)                                                                     (788)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (33,905)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           79,637
                                                                                 --------------------
Net gain (loss)                                                                                45,732
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             44,944
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (788)     $               59
Net realized gain (loss)                                               (33,905)                (56,183)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    79,637                 118,037
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       44,944                  61,913
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                50,417                  47,701
Cost of units redeemed                                                 (36,486)                (45,408)
Account charges                                                            (54)                   (104)
                                                            ------------------      ------------------
Increase (decrease)                                                     13,877                   2,189
                                                            ------------------      ------------------
Net increase (decrease)                                                 58,821                  64,102
Net assets, beginning                                                  307,062                 242,960
                                                            ------------------      ------------------
Net assets, ending                                          $          365,883      $          307,062
                                                            ==================      ==================
Units sold                                                              50,420                  58,239
Units redeemed                                                         (36,158)                (54,833)
                                                            ------------------      ------------------
Net increase (decrease)                                                 14,262                   3,406
Units outstanding, beginning                                           304,604                 301,198
                                                            ------------------      ------------------
Units outstanding, ending                                              318,866                 304,604
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        683,000
Cost of units redeemed/account charges                                                        (231,778)
Net investment income (loss)                                                                    (2,224)
Net realized gain (loss)                                                                      (143,088)
Realized gain distributions                                                                     97,661
Net change in unrealized appreciation (depreciation)                                           (37,688)
                                                                                      ----------------
                                                                                      $        365,883
                                                                                      ================

* Date of Fund Inception into Variable Account: 3/1/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15          319     $      366          1.25%          13.8%
12/31/2009        1.01          305            307          1.25%          25.0%
12/31/2008        0.81          301            243          1.25%         -42.0%
12/31/2007        1.39          327            455          1.25%           0.6%
12/31/2006        1.38           38             53          1.25%          18.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          1.00%          14.1%
12/31/2009        1.02            0              0          1.00%          25.3%
12/31/2008        0.82            0              0          1.00%         -41.8%
12/31/2007        1.40            0              0          1.00%           0.8%
12/31/2006        1.39            0              0          1.00%          18.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.75%          14.4%
12/31/2009        1.04            0              0          0.75%          25.6%
12/31/2008        0.83            0              0          0.75%         -41.7%
12/31/2007        1.42            0              0          0.75%           1.1%
12/31/2006        1.40            0              0          0.75%          19.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          0.50%          14.7%
12/31/2009        1.05            0              0          0.50%          25.9%
12/31/2008        0.84            0              0          0.50%         -41.5%
12/31/2007        1.43            0              0          0.50%           1.4%
12/31/2006        1.41            0              0          0.50%          19.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          0.25%          15.0%
12/31/2009        1.07            0              0          0.25%          26.2%
12/31/2008        0.84            0              0          0.25%         -41.4%
12/31/2007        1.44            0              0          0.25%           1.6%
12/31/2006        1.42            0              0          0.25%          19.7%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.25            0     $        0          0.00%          15.3%
12/31/2009        1.08            0              0          0.00%          26.5%
12/31/2008        0.85            0              0          0.00%         -41.2%
12/31/2007        1.45            0              0          0.00%           1.9%
12/31/2006        1.43            0              0          0.00%          20.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.0%
2009               1.2%
2008               1.3%
2007               0.8%
2006               0.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Fifth Third Mid Cap Growth A Class - 316786763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           62,831    $           46,056                    6,058
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (27)
                                    ------------------
Net assets                          $           62,804
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           62,804                45,724     $               1.37
Band 100                                             -                     -                     1.40
Band 75                                              -                     -                     1.42
Band 50                                              -                     -                     1.44
Band 25                                              -                     -                     1.47
Band 0                                               -                     -                     1.49
                                    ------------------    ------------------
 Total                              $           62,804                45,724
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (487)
                                                                                 --------------------
Net investment income (loss)                                                                     (487)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          945
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           10,729
                                                                                 --------------------
Net gain (loss)                                                                                11,674
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             11,187
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (487)     $             (410)
Net realized gain (loss)                                                   945                 (58,250)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    10,729                  67,015
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       11,187                   8,355
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                26,382                 (24,448)
Cost of units redeemed                                                  (2,550)                (15,775)
Account charges                                                            (37)                    (29)
                                                            ------------------      ------------------
Increase (decrease)                                                     23,795                 (40,252)
                                                            ------------------      ------------------
Net increase (decrease)                                                 34,982                 (31,897)
Net assets, beginning                                                   27,822                  59,719
                                                            ------------------      ------------------
Net assets, ending                                          $           62,804      $           27,822
                                                            ==================      ==================
Units sold                                                              21,962                  18,567
Units redeemed                                                          (2,398)                (70,376)
                                                            ------------------      ------------------
Net increase (decrease)                                                 19,564                 (51,809)
Units outstanding, beginning                                            26,160                  77,969
                                                            ------------------      ------------------
Units outstanding, ending                                               45,724                  26,160
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        246,430
Cost of units redeemed/account charges                                                        (112,177)
Net investment income (loss)                                                                    (3,995)
Net realized gain (loss)                                                                      (205,874)
Realized gain distributions                                                                    121,645
Net change in unrealized appreciation (depreciation)                                            16,775
                                                                                      ----------------
                                                                                      $         62,804
                                                                                      ================

* Date of Fund Inception into Variable Account: 3/1/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37           46     $       63          1.25%          29.1%
12/31/2009        1.06           26             28          1.25%          38.9%
12/31/2008        0.77           78             60          1.25%         -46.4%
12/31/2007        1.43          305            437          1.25%           7.5%
12/31/2006        1.33            5              7          1.25%           8.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40            0     $        0          1.00%          29.5%
12/31/2009        1.08            0              0          1.00%          39.2%
12/31/2008        0.77            0              0          1.00%         -46.3%
12/31/2007        1.44            0              0          1.00%           7.7%
12/31/2006        1.34            0              0          1.00%           8.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.42            0     $        0          0.75%          29.8%
12/31/2009        1.09            0              0          0.75%          39.6%
12/31/2008        0.78            0              0          0.75%         -46.1%
12/31/2007        1.46            0              0          0.75%           8.0%
12/31/2006        1.35            0              0          0.75%           8.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          0.50%          30.1%
12/31/2009        1.11            0              0          0.50%          39.9%
12/31/2008        0.79            0              0          0.50%         -46.0%
12/31/2007        1.47            0              0          0.50%           8.3%
12/31/2006        1.36            0              0          0.50%           8.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.47            0     $        0          0.25%          30.4%
12/31/2009        1.13            0              0          0.25%          40.3%
12/31/2008        0.80            0              0          0.25%         -45.9%
12/31/2007        1.48            0              0          0.25%           8.5%
12/31/2006        1.37            0              0          0.25%           9.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.49            0     $        0          0.00%          30.8%
12/31/2009        1.14            0              0          0.00%          40.6%
12/31/2008        0.81            0              0          0.00%         -45.7%
12/31/2007        1.50            0              0          0.00%           8.8%
12/31/2006        1.37            0              0          0.00%           9.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Fifth Third Quality Growth A Class - 316786797

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           27,382    $           23,636                    1,766
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (2)
                                    ------------------
Net assets                          $           27,380
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           27,380                22,739     $               1.20
Band 100                                             -                     -                     1.22
Band 75                                              -                     -                     1.24
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.29
Band 0                                               -                     -                     1.31
                                    ------------------    ------------------
 Total                              $           27,380                22,739
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (260)
                                                                                 --------------------
Net investment income (loss)                                                                     (260)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (898)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,341
                                                                                 --------------------
Net gain (loss)                                                                                 4,443
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,183
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (260)     $             (157)
Net realized gain (loss)                                                  (898)                   (685)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                     5,341                   4,743
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                        4,183                   3,901
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                11,869                   4,361
Cost of units redeemed                                                  (7,300)                 (2,244)
Account charges                                                             (7)                     (5)
                                                            ------------------      ------------------
Increase (decrease)                                                      4,562                   2,112
                                                            ------------------      ------------------
Net increase (decrease)                                                  8,745                   6,013
Net assets, beginning                                                   18,635                  12,622
                                                            ------------------      ------------------
Net assets, ending                                          $           27,380      $           18,635
                                                            ==================      ==================
Units sold                                                              11,909                   4,544
Units redeemed                                                          (6,488)                 (2,186)
                                                            ------------------      ------------------
Net increase (decrease)                                                  5,421                   2,358
Units outstanding, beginning                                            17,318                  14,960
                                                            ------------------      ------------------
Units outstanding, ending                                               22,739                  17,318
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $         39,822
Cost of units redeemed/account charges                                                         (14,408)
Net investment income (loss)                                                                      (566)
Net realized gain (loss)                                                                        (1,841)
Realized gain distributions                                                                        627
Net change in unrealized appreciation (depreciation)                                             3,746
                                                                                      ----------------
                                                                                      $         27,380
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/29/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20           23     $       27          1.25%          11.9%
12/31/2009        1.08           17             19          1.25%          27.5%
12/31/2008        0.84           15             13          1.25%         -37.8%
12/31/2007        1.36            0              0          1.25%          19.4%
12/31/2006        1.14            0              0          1.25%           3.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          1.00%          12.2%
12/31/2009        1.09            0              0          1.00%          27.9%
12/31/2008        0.85            0              0          1.00%         -37.6%
12/31/2007        1.37            0              0          1.00%          19.7%
12/31/2006        1.14            0              0          1.00%           3.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.24            0     $        0          0.75%          12.5%
12/31/2009        1.11            0              0          0.75%          28.2%
12/31/2008        0.86            0              0          0.75%         -37.5%
12/31/2007        1.38            0              0          0.75%          20.0%
12/31/2006        1.15            0              0          0.75%           3.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.27            0     $        0          0.50%          12.7%
12/31/2009        1.12            0              0          0.50%          28.5%
12/31/2008        0.87            0              0          0.50%         -37.3%
12/31/2007        1.39            0              0          0.50%          20.3%
12/31/2006        1.16            0              0          0.50%           3.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.29            0     $        0          0.25%          13.0%
12/31/2009        1.14            0              0          0.25%          28.8%
12/31/2008        0.88            0              0          0.25%         -37.1%
12/31/2007        1.41            0              0          0.25%          20.6%
12/31/2006        1.17            0              0          0.25%           4.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.31            0     $        0          0.00%          13.3%
12/31/2009        1.15            0              0          0.00%          29.1%
12/31/2008        0.89            0              0          0.00%         -37.0%
12/31/2007        1.42            0              0          0.00%          21.3%
12/31/2006        1.17            0              0          0.00%           4.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.2%
2008               0.6%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Fifth Third Strategic Income A Class - 316786284

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          247,028    $          229,820                   24,100
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (120)
                                    ------------------
Net assets                          $          246,908
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          246,908               188,720     $               1.31
Band 100                                             -                     -                     1.33
Band 75                                              -                     -                     1.35
Band 50                                              -                     -                     1.37
Band 25                                              -                     -                     1.40
Band 0                                               -                     -                     1.42
                                    ------------------    ------------------
 Total                              $          246,908               188,720
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             11,190
Mortality & expense charges                                                                    (2,755)
                                                                                 --------------------
Net investment income (loss)                                                                    8,435
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       11,676
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,052
                                                                                 --------------------
Net gain (loss)                                                                                12,728
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             21,163
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            8,435      $            7,593
Net realized gain (loss)                                                11,676                  (5,449)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                     1,052                  24,947
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       21,163                  27,091
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               121,832                 151,064
Cost of units redeemed                                                 (83,902)                (17,295)
Account charges                                                           (233)                    (65)
                                                            ------------------      ------------------
Increase (decrease)                                                     37,697                 133,704
                                                            ------------------      ------------------
Net increase (decrease)                                                 58,860                 160,795
Net assets, beginning                                                  188,048                  27,253
                                                            ------------------      ------------------
Net assets, ending                                          $          246,908      $          188,048
                                                            ==================      ==================
Units sold                                                              96,832                 147,127
Units redeemed                                                         (67,745)                (18,712)
                                                            ------------------      ------------------
Net increase (decrease)                                                 29,087                 128,415
Units outstanding, beginning                                           159,633                  31,218
                                                            ------------------      ------------------
Units outstanding, ending                                              188,720                 159,633
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        409,248
Cost of units redeemed/account charges                                                        (199,422)
Net investment income (loss)                                                                    17,857
Net realized gain (loss)                                                                         1,090
Realized gain distributions                                                                        927
Net change in unrealized appreciation (depreciation)                                            17,208
                                                                                      ----------------
                                                                                      $        246,908
                                                                                      ================

* Date of Fund Inception into Variable Account: 3/1/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.31          189     $      247          1.25%          11.1%
12/31/2009        1.18          160            188          1.25%          34.9%
12/31/2008        0.87           31             27          1.25%         -21.9%
12/31/2007        1.12           17             19          1.25%          -1.1%
12/31/2006        1.13           30             33          1.25%           4.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33            0     $        0          1.00%          11.3%
12/31/2009        1.19            0              0          1.00%          35.3%
12/31/2008        0.88            0              0          1.00%         -21.7%
12/31/2007        1.13            0              0          1.00%          -0.9%
12/31/2006        1.14            0              0          1.00%           5.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.35            0     $        0          0.75%          11.6%
12/31/2009        1.21            0              0          0.75%          35.6%
12/31/2008        0.89            0              0          0.75%         -21.5%
12/31/2007        1.14            0              0          0.75%          -0.6%
12/31/2006        1.14            0              0          0.75%           5.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37            0     $        0          0.50%          11.9%
12/31/2009        1.23            0              0          0.50%          36.0%
12/31/2008        0.90            0              0          0.50%         -21.3%
12/31/2007        1.15            0              0          0.50%          -0.4%
12/31/2006        1.15            0              0          0.50%           5.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40            0     $        0          0.25%          12.2%
12/31/2009        1.25            0              0          0.25%          36.3%
12/31/2008        0.91            0              0          0.25%         -21.1%
12/31/2007        1.16            0              0          0.25%          -0.1%
12/31/2006        1.16            0              0          0.25%           6.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.42            0     $        0          0.00%          12.5%
12/31/2009        1.26            0              0          0.00%          36.6%
12/31/2008        0.92            0              0          0.00%         -20.9%
12/31/2007        1.17            0              0          0.00%           0.1%
12/31/2006        1.17            0              0          0.00%           6.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               5.1%
2009               8.1%
2008               9.1%
2007               0.6%
2006               3.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         First American Mid Cap Growth Opportunities A Class - 318941648

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          394,852    $          334,210                    9,711
Receivables: investments sold                    6,171    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          401,023
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          401,023               350,204     $               1.15
Band 100                                             -                     -                     1.16
Band 75                                              -                     -                     1.17
Band 50                                              -                     -                     1.18
Band 25                                              -                     -                     1.19
Band 0                                               -                     -                     1.21
                                    ------------------    ------------------
 Total                              $          401,023               350,204
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (4,009)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,009)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (4,093)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           89,117
                                                                                 --------------------
Net gain (loss)                                                                                85,024
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             81,015
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (4,009)     $           (2,807)
Net realized gain (loss)                                                (4,093)                (26,156)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    89,117                 112,929
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       81,015                  83,966
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                60,902                  56,959
Cost of units redeemed                                                 (19,325)                (38,258)
Account charges                                                           (120)                    (80)
                                                            ------------------      ------------------
Increase (decrease)                                                     41,457                  18,621
                                                            ------------------      ------------------
Net increase (decrease)                                                122,472                 102,587
Net assets, beginning                                                  278,551                 175,964
                                                            ------------------      ------------------
Net assets, ending                                          $          401,023      $          278,551
                                                            ==================      ==================
Units sold                                                              63,442                 102,188
Units redeemed                                                         (19,730)                (73,829)
                                                            ------------------      ------------------
Net increase (decrease)                                                 43,712                  28,359
Units outstanding, beginning                                           306,492                 278,133
                                                            ------------------      ------------------
Units outstanding, ending                                              350,204                 306,492
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,433,952
Cost of units redeemed/account charges                                                      (1,061,686)
Net investment income (loss)                                                                   (14,421)
Net realized gain (loss)                                                                       (57,592)
Realized gain distributions                                                                     40,128
Net change in unrealized appreciation (depreciation)                                            60,642
                                                                                      ----------------
                                                                                      $        401,023
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15          350     $      401          1.25%          26.0%
12/31/2009        0.91          306            279          1.25%          43.7%
12/31/2008        0.63          278            176          1.25%         -46.5%
12/31/2007        1.18          329            389          1.25%          15.3%
12/31/2006        1.02            0              0          1.25%           2.5%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.16            0     $        0          1.00%          26.3%
12/31/2009        0.92            0              0          1.00%          44.0%
12/31/2008        0.64            0              0          1.00%         -46.3%
12/31/2007        1.19            0              0          1.00%          15.6%
12/31/2006        1.03            0              0          1.00%           2.5%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          0.75%          26.6%
12/31/2009        0.92            0              0          0.75%          44.4%
12/31/2008        0.64            0              0          0.75%         -46.2%
12/31/2007        1.19            0              0          0.75%          15.9%
12/31/2006        1.03            0              0          0.75%           2.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.50%          26.9%
12/31/2009        0.93            0              0          0.50%          44.7%
12/31/2008        0.64            0              0          0.50%         -46.1%
12/31/2007        1.19            0              0          0.50%          16.2%
12/31/2006        1.03            0              0          0.50%           2.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.25%          27.3%
12/31/2009        0.94            0              0          0.25%          45.1%
12/31/2008        0.65            0              0          0.25%         -45.9%
12/31/2007        1.20            0              0          0.25%          16.5%
12/31/2006        1.03            0              0          0.25%           2.7%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          0.00%          27.6%
12/31/2009        0.95            0              0          0.00%          45.5%
12/31/2008        0.65            0              0          0.00%         -45.8%
12/31/2007        1.20            0              0          0.00%          16.8%
12/31/2006        1.03            0              0          0.00%           2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         First American Mid Cap Growth Opportunities R Class - 318941614

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            5,074    $            4,068                      127
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (2)
                                    ------------------
Net assets                          $            5,072
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            5,072                 4,476     $               1.13
Band 100                                             -                     -                     1.15
Band 75                                              -                     -                     1.16
Band 50                                              -                     -                     1.17
Band 25                                              -                     -                     1.18
Band 0                                               -                     -                     1.19
                                    ------------------    ------------------
 Total                              $            5,072                 4,476
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (61)
                                                                                 --------------------
Net investment income (loss)                                                                      (61)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          604
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              132
                                                                                 --------------------
Net gain (loss)                                                                                   736
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                675
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (61)     $              (34)
Net realized gain (loss)                                                   604                      (7)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                       132                   1,086
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                          675                   1,045
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                 2,762                   2,356
Cost of units redeemed                                                  (3,039)                     (7)
Account charges                                                            (18)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                       (295)                  2,349
                                                            ------------------      ------------------
Net increase (decrease)                                                    380                   3,394
Net assets, beginning                                                    4,692                   1,298
                                                            ------------------      ------------------
Net assets, ending                                          $            5,072      $            4,692
                                                            ==================      ==================
Units sold                                                               2,911                   3,141
Units redeemed                                                          (3,639)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                                   (728)                  3,141
Units outstanding, beginning                                             5,204                   2,063
                                                            ------------------      ------------------
Units outstanding, ending                                                4,476                   5,204
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $          6,632
Cost of units redeemed/account charges                                                          (3,064)
Net investment income (loss)                                                                       (98)
Net realized gain (loss)                                                                           596
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                             1,006
                                                                                      ----------------
                                                                                      $          5,072
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            4     $        5          1.25%          25.7%
12/31/2009        0.90            5              5          1.25%          43.3%
12/31/2008        0.63            2              1          1.25%         -46.6%
12/31/2007        1.18            0              0          1.25%          15.0%
12/31/2006        1.02            0              0          1.25%           2.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          1.00%          26.0%
12/31/2009        0.91            0              0          1.00%          43.6%
12/31/2008        0.63            0              0          1.00%         -46.5%
12/31/2007        1.18            0              0          1.00%          15.3%
12/31/2006        1.02            0              0          1.00%           2.5%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.16            0     $        0          0.75%          26.3%
12/31/2009        0.92            0              0          0.75%          44.0%
12/31/2008        0.64            0              0          0.75%         -46.3%
12/31/2007        1.19            0              0          0.75%          15.6%
12/31/2006        1.03            0              0          0.75%           2.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          0.50%          26.6%
12/31/2009        0.92            0              0          0.50%          44.3%
12/31/2008        0.64            0              0          0.50%         -46.2%
12/31/2007        1.19            0              0          0.50%          15.9%
12/31/2006        1.03            0              0          0.50%           2.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.25%          27.0%
12/31/2009        0.93            0              0          0.25%          44.7%
12/31/2008        0.64            0              0          0.25%         -46.1%
12/31/2007        1.19            0              0          0.25%          16.2%
12/31/2006        1.03            0              0          0.25%           2.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.00%          27.3%
12/31/2009        0.94            0              0          0.00%          45.1%
12/31/2008        0.65            0              0          0.00%         -45.9%
12/31/2007        1.20            0              0          0.00%          16.5%
12/31/2006        1.03            0              0          0.00%           2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              First American Mid Cap Index Fund R Class - 318941382

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,575,773    $        1,278,040                  121,869
Receivables: investments sold                   10,250    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,586,023
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,579,098             1,524,931     $               1.04
Band 100                                             -                     -                     1.04
Band 75                                              -                     -                     1.05
Band 50                                          3,184                 3,003                     1.06
Band 25                                              -                     -                     1.07
Band 0                                           3,741                 3,474                     1.08
                                    ------------------    ------------------
 Total                              $        1,586,023             1,531,408
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              7,315
Mortality & expense charges                                                                   (12,264)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,949)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       42,298
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          237,236
                                                                                 --------------------
Net gain (loss)                                                                               279,534
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            274,585
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (4,949)     $             (112)
Net realized gain (loss)                                                42,298                 (44,508)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   237,236                 123,777
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      274,585                  79,157
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,153,317                 829,299
Cost of units redeemed                                                (467,488)               (414,415)
Account charges                                                         (1,324)                   (349)
                                                            ------------------      ------------------
Increase (decrease)                                                    684,505                 414,535
                                                            ------------------      ------------------
Net increase (decrease)                                                959,090                 493,692
Net assets, beginning                                                  626,933                 133,241
                                                            ------------------      ------------------
Net assets, ending                                          $        1,586,023      $          626,933
                                                            ==================      ==================
Units sold                                                           1,321,487               1,696,330
Units redeemed                                                        (539,783)             (1,161,207)
                                                            ------------------      ------------------
Net increase (decrease)                                                781,704                 535,123
Units outstanding, beginning                                           749,704                 214,581
                                                            ------------------      ------------------
Units outstanding, ending                                            1,531,408                 749,704
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      2,338,868
Cost of units redeemed/account charges                                                      (1,052,095)
Net investment income (loss)                                                                    (4,540)
Net realized gain (loss)                                                                        (3,218)
Realized gain distributions                                                                      9,275
Net change in unrealized appreciation (depreciation)                                           297,733
                                                                                      ----------------
                                                                                      $      1,586,023
                                                                                      ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04        1,525     $    1,579          1.25%          23.8%
12/31/2009        0.84          750            627          1.25%          34.7%
12/31/2008        0.62          215            133          1.25%         -37.2%
12/31/2007        0.99            0              0          1.25%          -1.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          1.00%          24.1%
12/31/2009        0.84            0              0          1.00%          35.0%
12/31/2008        0.62            0              0          1.00%         -37.1%
12/31/2007        0.99            0              0          1.00%          -1.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05            0     $        0          0.75%          24.5%
12/31/2009        0.85            0              0          0.75%          35.4%
12/31/2008        0.62            0              0          0.75%         -36.9%
12/31/2007        0.99            0              0          0.75%          -1.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            3     $        3          0.50%          24.8%
12/31/2009        0.85            0              0          0.50%          35.7%
12/31/2008        0.63            0              0          0.50%         -36.7%
12/31/2007        0.99            0              0          0.50%          -1.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.25%          25.1%
12/31/2009        0.85            0              0          0.25%          36.0%
12/31/2008        0.63            0              0          0.25%         -36.6%
12/31/2007        0.99            0              0          0.25%          -1.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            3     $        4          0.00%          25.4%
12/31/2009        0.86            0              0          0.00%          36.4%
12/31/2008        0.63            0              0          0.00%         -36.4%
12/31/2007        0.99            0              0          0.00%          -0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.7%
2009               0.9%
2008               1.6%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              First American Mid Cap Value Fund A Class - 318530409

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           94,738    $           84,396                    3,987
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (151)
                                    ------------------
Net assets                          $           94,587
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           94,587                94,347     $               1.00
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.05
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $           94,587                94,347
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                998
Mortality & expense charges                                                                    (1,021)
                                                                                 --------------------
Net investment income (loss)                                                                      (23)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,288)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           16,596
                                                                                 --------------------
Net gain (loss)                                                                                15,308
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             15,285
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (23)     $             (215)
Net realized gain (loss)                                                (1,288)                 (8,524)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    16,596                  28,183
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       15,285                  19,444
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                21,284                   9,041
Cost of units redeemed                                                 (12,446)                (30,823)
Account charges                                                            (25)                     (8)
                                                            ------------------      ------------------
Increase (decrease)                                                      8,813                 (21,790)
                                                            ------------------      ------------------
Net increase (decrease)                                                 24,098                  (2,346)
Net assets, beginning                                                   70,489                  72,835
                                                            ------------------      ------------------
Net assets, ending                                          $           94,587      $           70,489
                                                            ==================      ==================
Units sold                                                              24,612                  14,430
Units redeemed                                                         (13,914)                (40,491)
                                                            ------------------      ------------------
Net increase (decrease)                                                 10,698                 (26,061)
Units outstanding, beginning                                            83,649                 109,710
                                                            ------------------      ------------------
Units outstanding, ending                                               94,347                  83,649
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        143,069
Cost of units redeemed/account charges                                                         (48,112)
Net investment income (loss)                                                                        (4)
Net realized gain (loss)                                                                       (10,708)
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            10,342
                                                                                      ----------------
                                                                                      $         94,587
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.00           94     $       95          1.25%          19.0%
12/31/2009        0.84           84             70          1.25%          26.9%
12/31/2008        0.66          110             73          1.25%         -37.3%
12/31/2007        1.06            0              0          1.25%           3.1%
12/31/2006        1.03            0              0          1.25%           2.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.00%          19.3%
12/31/2009        0.85            0              0          1.00%          27.2%
12/31/2008        0.67            0              0          1.00%         -37.1%
12/31/2007        1.06            0              0          1.00%           3.4%
12/31/2006        1.03            0              0          1.00%           2.7%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.75%          19.6%
12/31/2009        0.86            0              0          0.75%          27.6%
12/31/2008        0.67            0              0          0.75%         -37.0%
12/31/2007        1.07            0              0          0.75%           3.6%
12/31/2006        1.03            0              0          0.75%           2.8%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.50%          19.9%
12/31/2009        0.86            0              0          0.50%          27.9%
12/31/2008        0.67            0              0          0.50%         -36.8%
12/31/2007        1.07            0              0          0.50%           3.9%
12/31/2006        1.03            0              0          0.50%           2.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05            0     $        0          0.25%          20.2%
12/31/2009        0.87            0              0          0.25%          28.2%
12/31/2008        0.68            0              0          0.25%         -36.7%
12/31/2007        1.07            0              0          0.25%           4.1%
12/31/2006        1.03            0              0          0.25%           2.9%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.00%          20.5%
12/31/2009        0.88            0              0          0.00%          28.5%
12/31/2008        0.68            0              0          0.00%         -36.5%
12/31/2007        1.07            0              0          0.00%           4.4%
12/31/2006        1.03            0              0          0.00%           2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.2%
2009               1.0%
2008               2.2%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              First American Mid Cap Value Fund R Class - 318941408

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           57,737    $           35,911                    2,440
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (292)
                                    ------------------
Net assets                          $           57,445
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           57,445                57,901     $               0.99
Band 100                                             -                     -                     1.00
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
 Total                              $           57,445                57,901
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                419
Mortality & expense charges                                                                      (603)
                                                                                 --------------------
Net investment income (loss)                                                                     (184)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          779
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            8,364
                                                                                 --------------------
Net gain (loss)                                                                                 9,143
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,959
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (184)     $              (70)
Net realized gain (loss)                                                   779                     (40)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                     8,364                  14,551
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                        8,959                  14,441
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                 7,937                  32,231
Cost of units redeemed                                                  (2,947)                 (6,484)
Account charges                                                            (28)                    (25)
                                                            ------------------      ------------------
Increase (decrease)                                                      4,962                  25,722
                                                            ------------------      ------------------
Net increase (decrease)                                                 13,921                  40,163
Net assets, beginning                                                   43,524                   3,361
                                                            ------------------      ------------------
Net assets, ending                                          $           57,445      $           43,524
                                                            ==================      ==================
Units sold                                                               9,426                  55,310
Units redeemed                                                          (3,597)                 (8,330)
                                                            ------------------      ------------------
Net increase (decrease)                                                  5,829                  46,980
Units outstanding, beginning                                            52,072                   5,092
                                                            ------------------      ------------------
Units outstanding, ending                                               57,901                  52,072
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $         46,967
Cost of units redeemed/account charges                                                         (10,693)
Net investment income (loss)                                                                      (256)
Net realized gain (loss)                                                                          (399)
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            21,826
                                                                                      ----------------
                                                                                      $         57,445
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.99           58     $       57          1.25%          18.7%
12/31/2009        0.84           52             44          1.25%          26.6%
12/31/2008        0.66            5              3          1.25%         -37.5%
12/31/2007        1.06            0              0          1.25%           2.9%
12/31/2006        1.03            0              0          1.25%           2.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.00            0     $        0          1.00%          19.0%
12/31/2009        0.84            0              0          1.00%          27.0%
12/31/2008        0.66            0              0          1.00%         -37.3%
12/31/2007        1.06            0              0          1.00%           3.1%
12/31/2006        1.03            0              0          1.00%           2.7%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.75%          19.3%
12/31/2009        0.85            0              0          0.75%          27.3%
12/31/2008        0.67            0              0          0.75%         -37.2%
12/31/2007        1.06            0              0          0.75%           3.4%
12/31/2006        1.03            0              0          0.75%           2.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.50%          19.6%
12/31/2009        0.86            0              0          0.50%          27.6%
12/31/2008        0.67            0              0          0.50%         -37.0%
12/31/2007        1.07            0              0          0.50%           3.6%
12/31/2006        1.03            0              0          0.50%           2.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.25%          19.9%
12/31/2009        0.86            0              0          0.25%          27.9%
12/31/2008        0.67            0              0          0.25%         -36.9%
12/31/2007        1.07            0              0          0.25%           3.9%
12/31/2006        1.03            0              0          0.25%           2.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05            0     $        0          0.00%          20.2%
12/31/2009        0.87            0              0          0.00%          28.2%
12/31/2008        0.68            0              0          0.00%         -36.7%
12/31/2007        1.07            0              0          0.00%           4.2%
12/31/2006        1.03            0              0          0.00%           2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.8%
2009               1.4%
2008               1.7%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         First American Real Estate Securities Fund A Class - 318530284

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          429,026    $          406,501                   23,848
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (15,594)
                                    ------------------
Net assets                          $          413,432
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          413,432               313,580     $               1.32
Band 100                                             -                     -                     1.32
Band 75                                              -                     -                     1.33
Band 50                                              -                     -                     1.33
Band 25                                              -                     -                     1.33
Band 0                                               -                     -                     1.34
                                    ------------------    ------------------
 Total                              $          413,432               313,580
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              3,149
Mortality & expense charges                                                                    (1,440)
                                                                                 --------------------
Net investment income (loss)                                                                    1,709
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          625
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           22,525
                                                                                 --------------------
Net gain (loss)                                                                                23,150
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             24,859
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,709      $                -
Net realized gain (loss)                                                   625                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    22,525                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       24,859                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               584,468                       -
Cost of units redeemed                                                (195,875)                      -
Account charges                                                            (20)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                    388,573                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                413,432                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          413,432      $                -
                                                            ==================      ==================
Units sold                                                             465,120                       -
Units redeemed                                                        (151,540)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                                313,580                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              313,580                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        584,468
Cost of units redeemed/account charges                                                        (195,895)
Net investment income (loss)                                                                     1,709
Net realized gain (loss)                                                                           625
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            22,525
                                                                                      ----------------
                                                                                      $        413,432
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32          314     $      413          1.25%          28.6%
12/31/2009        1.03            0              0          1.25%           2.5%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32            0     $        0          1.00%          28.9%
12/31/2009        1.03            0              0          1.00%           2.5%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33            0     $        0          0.75%          29.3%
12/31/2009        1.03            0              0          0.75%           2.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33            0     $        0          0.50%          29.6%
12/31/2009        1.03            0              0          0.50%           2.5%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33            0     $        0          0.25%          29.9%
12/31/2009        1.03            0              0          0.25%           2.5%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.34            0     $        0          0.00%          30.2%
12/31/2009        1.03            0              0          0.00%           2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.5%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         First American Real Estate Securities Fund R Class - 318929312

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          387,243    $          373,771                   21,265
Receivables: investments sold                      941    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          388,184
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          291,186               221,293     $               1.32
Band 100                                             -                     -                     1.32
Band 75                                              -                     -                     1.32
Band 50                                              -                     -                     1.33
Band 25                                              -                     -                     1.33
Band 0                                          96,998                72,767                     1.33
                                    ------------------    ------------------
 Total                              $          388,184               294,060
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,321
Mortality & expense charges                                                                      (828)
                                                                                 --------------------
Net investment income (loss)                                                                    1,493
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        9,145
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           13,472
                                                                                 --------------------
Net gain (loss)                                                                                22,617
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             24,110
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,493      $                -
Net realized gain (loss)                                                 9,145                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    13,472                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       24,110                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               460,784                       -
Cost of units redeemed                                                 (96,625)                      -
Account charges                                                            (85)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                    364,074                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                388,184                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          388,184      $                -
                                                            ==================      ==================
Units sold                                                             370,798                       -
Units redeemed                                                         (76,738)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                                294,060                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              294,060                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        460,784
Cost of units redeemed/account charges                                                         (96,710)
Net investment income (loss)                                                                     1,493
Net realized gain (loss)                                                                         9,145
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            13,472
                                                                                      ----------------
                                                                                      $        388,184
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32          221     $      291          1.25%          28.3%
12/31/2009        1.03            0              0          1.25%           2.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32            0     $        0          1.00%          28.6%
12/31/2009        1.03            0              0          1.00%           2.6%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32            0     $        0          0.75%          28.9%
12/31/2009        1.03            0              0          0.75%           2.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33            0     $        0          0.50%          29.3%
12/31/2009        1.03            0              0          0.50%           2.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33            0     $        0          0.25%          29.6%
12/31/2009        1.03            0              0          0.25%           2.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33           73     $       97          0.00%          29.9%
12/31/2009        1.03            0              0          0.00%           2.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.2%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             First American Small Cap Index Fund R Class - 318941333

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,121,567    $          903,866                  104,623
Receivables: investments sold                   11,257    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,132,824
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          995,040             1,012,984     $               0.98
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     1.00
Band 50                                            715                   711                     1.01
Band 25                                              -                     -                     1.01
Band 0                                         137,069               134,179                     1.02
                                    ------------------    ------------------
 Total                              $        1,132,824             1,147,874
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              4,349
Mortality & expense charges                                                                    (8,578)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,229)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       45,459
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          160,887
                                                                                 --------------------
Net gain (loss)                                                                               206,346
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            202,117
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (4,229)    $           (1,163)
Net realized gain (loss)                                                45,459                (97,862)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   160,887                161,398
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      202,117                 62,373
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               636,106                480,226
Cost of units redeemed                                                (189,191)              (243,747)
Account charges                                                         (2,353)                  (414)
                                                            ------------------     ------------------
Increase (decrease)                                                    444,562                236,065
                                                            ------------------     ------------------
Net increase (decrease)                                                646,679                298,438
Net assets, beginning                                                  486,145                187,707
                                                            ------------------     ------------------
Net assets, ending                                          $        1,132,824      $         486,145
                                                            ==================     ==================
Units sold                                                             766,471                767,235
Units redeemed                                                        (232,963)              (449,190)
                                                            ------------------     ------------------
Net increase (decrease)                                                533,508                318,045
Units outstanding, beginning                                           614,366                296,321
                                                            ------------------     ------------------
Units outstanding, ending                                            1,147,874                614,366
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $        1,570,642
Cost of units redeemed/account charges                                                            (626,262)
Net investment income (loss)                                                                        (4,477)
Net realized gain (loss)                                                                           (53,243)
Realized gain distributions                                                                         28,463
Net change in unrealized appreciation (depreciation)                                               217,701
                                                                                        ------------------
                                                                                        $        1,132,824
                                                                                        ==================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.98        1,013     $      995          1.25%          24.2%
12/31/2009          0.79          610            483          1.25%          24.9%
12/31/2008          0.63          296            188          1.25%         -34.8%
12/31/2007          0.97            0              0          1.25%          -2.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          1.00%          24.5%
12/31/2009          0.80            0              0          1.00%          25.2%
12/31/2008          0.64            0              0          1.00%         -34.6%
12/31/2007          0.97            0              0          1.00%          -2.9%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.00            0     $        0          0.75%          24.8%
12/31/2009          0.80            0              0          0.75%          25.5%
12/31/2008          0.64            0              0          0.75%         -34.4%
12/31/2007          0.97            0              0          0.75%          -2.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            1     $        1          0.50%          25.1%
12/31/2009          0.80            0              0          0.50%          25.8%
12/31/2008          0.64            0              0          0.50%         -34.3%
12/31/2007          0.97            0              0          0.50%          -2.8%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.25%          25.4%
12/31/2009          0.81            0              0          0.25%          26.2%
12/31/2008          0.64            0              0          0.25%         -34.1%
12/31/2007          0.97            0              0          0.25%          -2.8%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02          134     $      137          0.00%          25.7%
12/31/2009          0.81            4              3          0.00%          26.5%
12/31/2008          0.64            0              0          0.00%         -33.9%
12/31/2007          0.97            0              0          0.00%          -2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.5%
2009                     0.7%
2008                     1.8%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            First American Small Cap Select Fund A Class - 318941531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          547,094    $          471,453                   41,446
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (2,052)
                                    ------------------
Net assets                          $          545,042
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          545,042               528,220     $               1.03
Band 100                                             -                     -                     1.04
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.08
Band 0                                               -                     -                     1.09
                                    ------------------    ------------------
 Total                              $          545,042               528,220
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (5,842)
                                                                                 --------------------
Net investment income (loss)                                                                   (5,842)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (12,612)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          114,953
                                                                                 --------------------
Net gain (loss)                                                                               102,341
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             96,499
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (5,842)    $           (4,065)
Net realized gain (loss)                                               (12,612)               (22,180)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   114,953                131,046
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       96,499                104,801
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                64,056                 98,388
Cost of units redeemed                                                 (59,007)               (32,966)
Account charges                                                            (20)                   (12)
                                                            ------------------     ------------------
Increase (decrease)                                                      5,029                 65,410
                                                            ------------------     ------------------
Net increase (decrease)                                                101,528                170,211
Net assets, beginning                                                  443,514                273,303
                                                            ------------------     ------------------
Net assets, ending                                          $          545,042     $          443,514
                                                            ==================     ==================
Units sold                                                              73,241                136,434
Units redeemed                                                         (66,742)               (51,327)
                                                            ------------------     ------------------
Net increase (decrease)                                                  6,499                 85,107
Units outstanding, beginning                                           521,721                436,614
                                                            ------------------     ------------------
Units outstanding, ending                                              528,220                521,721
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $          810,655
Cost of units redeemed/account charges                                                            (246,678)
Net investment income (loss)                                                                       (18,325)
Net realized gain (loss)                                                                          (112,490)
Realized gain distributions                                                                         36,239
Net change in unrealized appreciation (depreciation)                                                75,641
                                                                                        ------------------
                                                                                        $          545,042
                                                                                        ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03          528     $      545          1.25%          21.4%
12/31/2009          0.85          522            444          1.25%          35.8%
12/31/2008          0.63          437            273          1.25%         -35.1%
12/31/2007          0.96          568            548          1.25%          -6.6%
12/31/2006          1.03            0              0          1.25%           3.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.04            0     $        0          1.00%          21.7%
12/31/2009          0.86            0              0          1.00%          36.1%
12/31/2008          0.63            0              0          1.00%         -35.0%
12/31/2007          0.97            0              0          1.00%          -6.4%
12/31/2006          1.03            0              0          1.00%           3.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.05            0     $        0          0.75%          22.0%
12/31/2009          0.86            0              0          0.75%          36.5%
12/31/2008          0.63            0              0          0.75%         -34.8%
12/31/2007          0.97            0              0          0.75%          -6.2%
12/31/2006          1.03            0              0          0.75%           3.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.50%          22.3%
12/31/2009          0.87            0              0          0.50%          36.8%
12/31/2008          0.64            0              0          0.50%         -34.6%
12/31/2007          0.97            0              0          0.50%          -5.9%
12/31/2006          1.04            0              0          0.50%           3.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.08            0     $        0          0.25%          22.6%
12/31/2009          0.88            0              0          0.25%          37.2%
12/31/2008          0.64            0              0          0.25%         -34.5%
12/31/2007          0.98            0              0          0.25%          -5.7%
12/31/2006          1.04            0              0          0.25%           3.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.00%          22.9%
12/31/2009          0.88            0              0          0.00%          37.5%
12/31/2008          0.64            0              0          0.00%         -34.3%
12/31/2007          0.98            0              0          0.00%          -5.5%
12/31/2006          1.04            0              0          0.00%           3.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            First American Small Cap Select Fund R Class - 318941499

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          188,414    $          148,420                   14,605
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (3,219)
                                    ------------------
Net assets                          $          185,195
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          185,195               181,333     $               1.02
Band 100                                             -                     -                     1.03
Band 75                                              -                     -                     1.04
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.07
Band 0                                               -                     -                     1.08
                                    ------------------    ------------------
 Total                              $          185,195               181,333
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (941)
                                                                                 --------------------
Net investment income (loss)                                                                     (941)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (280)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           36,647
                                                                                 --------------------
Net gain (loss)                                                                                36,367
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             35,426
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (941)    $             (201)
Net realized gain (loss)                                                  (280)                   (89)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    36,647                  6,166
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       35,426                  5,876
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               180,518                 24,733
Cost of units redeemed                                                 (69,335)                  (469)
Account charges                                                           (154)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    111,029                 24,264
                                                            ------------------     ------------------
Net increase (decrease)                                                146,455                 30,140
Net assets, beginning                                                   38,740                  8,600
                                                            ------------------     ------------------
Net assets, ending                                          $          185,195     $           38,740
                                                            ==================     ==================
Units sold                                                             224,195                 33,477
Units redeemed                                                         (88,798)                (1,354)
                                                            ------------------     ------------------
Net increase (decrease)                                                135,397                 32,123
Units outstanding, beginning                                            45,936                 13,813
                                                            ------------------     ------------------
Units outstanding, ending                                              181,333                 45,936
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $          295,928
Cost of units redeemed/account charges                                                            (134,426)
Net investment income (loss)                                                                        (1,408)
Net realized gain (loss)                                                                           (17,395)
Realized gain distributions                                                                          2,502
Net change in unrealized appreciation (depreciation)                                                39,994
                                                                                        ------------------
                                                                                        $          185,195
                                                                                        ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02          181     $      185          1.25%          21.1%
12/31/2009          0.84           46             39          1.25%          35.5%
12/31/2008          0.62           14              9          1.25%         -35.3%
12/31/2007          0.96           43             41          1.25%          -6.9%
12/31/2006          1.03            0              0          1.25%           3.3%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03            0     $        0          1.00%          21.4%
12/31/2009          0.85            0              0          1.00%          35.8%
12/31/2008          0.63            0              0          1.00%         -35.2%
12/31/2007          0.97            0              0          1.00%          -6.6%
12/31/2006          1.03            0              0          1.00%           3.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.04            0     $        0          0.75%          21.7%
12/31/2009          0.86            0              0          0.75%          36.1%
12/31/2008          0.63            0              0          0.75%         -35.0%
12/31/2007          0.97            0              0          0.75%          -6.4%
12/31/2006          1.03            0              0          0.75%           3.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.05            0     $        0          0.50%          22.0%
12/31/2009          0.86            0              0          0.50%          36.5%
12/31/2008          0.63            0              0          0.50%         -34.8%
12/31/2007          0.97            0              0          0.50%          -6.1%
12/31/2006          1.03            0              0          0.50%           3.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.07            0     $        0          0.25%          22.3%
12/31/2009          0.87            0              0          0.25%          36.8%
12/31/2008          0.64            0              0          0.25%         -34.7%
12/31/2007          0.97            0              0          0.25%          -5.9%
12/31/2006          1.04            0              0          0.25%           3.5%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.08            0     $        0          0.00%          22.6%
12/31/2009          0.88            0              0          0.00%          37.2%
12/31/2008          0.64            0              0          0.00%         -34.5%
12/31/2007          0.98            0              0          0.00%          -5.7%
12/31/2006          1.04            0              0          0.00%           3.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     1.3%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             First American Small Cap Value Fund A Class - 318530151

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           49,587    $           35,907                    4,297
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (124)
                                    ------------------
Net assets                          $           49,463
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           49,463                50,626     $               0.98
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
 Total                              $           49,463                50,626
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (512)
                                                                                 --------------------
Net investment income (loss)                                                                     (512)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (359)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           11,097
                                                                                 --------------------
Net gain (loss)                                                                                10,738
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             10,226
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (512)    $             (442)
Net realized gain (loss)                                                  (359)                (5,548)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    11,097                 14,085
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       10,226                  8,095
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 7,454                 10,917
Cost of units redeemed                                                  (4,588)               (27,137)
Account charges                                                            (23)                   (30)
                                                            ------------------     ------------------
Increase (decrease)                                                      2,843                (16,250)
                                                            ------------------     ------------------
Net increase (decrease)                                                 13,069                 (8,155)
Net assets, beginning                                                   36,394                 44,549
                                                            ------------------     ------------------
Net assets, ending                                          $           49,463     $           36,394
                                                            ==================     ==================
Units sold                                                               9,152                 17,199
Units redeemed                                                          (5,696)               (37,469)
                                                            ------------------     ------------------
Net increase (decrease)                                                  3,456                (20,270)
Units outstanding, beginning                                            47,170                 67,440
                                                            ------------------     ------------------
Units outstanding, ending                                               50,626                 47,170
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           77,555
Cost of units redeemed/account charges                                                             (34,302)
Net investment income (loss)                                                                          (762)
Net realized gain (loss)                                                                            (6,721)
Realized gain distributions                                                                             13
Net change in unrealized appreciation (depreciation)                                                13,680
                                                                                        ------------------
                                                                                        $           49,463
                                                                                        ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.98           51     $       49          1.25%          26.6%
12/31/2009          0.77           47             36          1.25%          16.8%
12/31/2008          0.66           67             45          1.25%         -30.8%
12/31/2007          0.95            0              0          1.25%          -7.4%
12/31/2006          1.03            0              0          1.25%           3.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          1.00%          26.9%
12/31/2009          0.78            0              0          1.00%          17.1%
12/31/2008          0.66            0              0          1.00%         -30.6%
12/31/2007          0.96            0              0          1.00%          -7.1%
12/31/2006          1.03            0              0          1.00%           3.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.00            0     $        0          0.75%          27.3%
12/31/2009          0.78            0              0          0.75%          17.4%
12/31/2008          0.67            0              0          0.75%         -30.4%
12/31/2007          0.96            0              0          0.75%          -6.8%
12/31/2006          1.03            0              0          0.75%           3.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.50%          27.6%
12/31/2009          0.79            0              0          0.50%          17.7%
12/31/2008          0.67            0              0          0.50%         -30.2%
12/31/2007          0.96            0              0          0.50%          -6.5%
12/31/2006          1.03            0              0          0.50%           3.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.25%          27.9%
12/31/2009          0.80            0              0          0.25%          18.0%
12/31/2008          0.68            0              0          0.25%         -30.1%
12/31/2007          0.97            0              0          0.25%          -6.3%
12/31/2006          1.03            0              0          0.25%           3.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03            0     $        0          0.00%          28.2%
12/31/2009          0.80            0              0          0.00%          18.3%
12/31/2008          0.68            0              0          0.00%         -29.9%
12/31/2007          0.97            0              0          0.00%          -6.0%
12/31/2006          1.03            0              0          0.00%           3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.2%
2008                     2.1%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             First American Small Cap Value Fund R Class - 318941507

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           31,721    $           27,040                    2,789
Receivables: investments sold                       58    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           31,779
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           11,746                12,135     $               0.97
Band 100                                             -                     -                     0.98
Band 75                                              -                     -                     0.99
Band 50                                         20,033                20,056                     1.00
Band 25                                              -                     -                     1.01
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $           31,779                32,191
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (139)
                                                                                 --------------------
Net investment income (loss)                                                                     (139)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,485
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,808
                                                                                 --------------------
Net gain (loss)                                                                                 6,293
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,154
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (139)    $              (84)
Net realized gain (loss)                                                 2,485                     15
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     3,808                    873
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        6,154                    804
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                27,992                 24,937
Cost of units redeemed                                                 (28,063)                     -
Account charges                                                            (44)                    (1)
                                                            ------------------     ------------------
Increase (decrease)                                                       (115)                24,936
                                                            ------------------     ------------------
Net increase (decrease)                                                  6,039                 25,740
Net assets, beginning                                                   25,740                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           31,779     $           25,740
                                                            ==================     ==================
Units sold                                                              33,194                 33,589
Units redeemed                                                         (34,590)                    (2)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (1,396)                33,587
Units outstanding, beginning                                            33,587                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               32,191                 33,587
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           52,929
Cost of units redeemed/account charges                                                             (28,108)
Net investment income (loss)                                                                          (223)
Net realized gain (loss)                                                                             2,500
Realized gain distributions                                                                              -
Net change in unrealized appreciation (depreciation)                                                 4,681
                                                                                        ------------------
                                                                                        $           31,779
                                                                                        ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.97           12     $       12          1.25%          26.3%
12/31/2009          0.77           34             26          1.25%          16.6%
12/31/2008          0.66            0              0          1.25%         -31.0%
12/31/2007          0.95            0              0          1.25%          -7.4%
12/31/2006          1.03            0              0          1.25%           2.8%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.98            0     $        0          1.00%          26.6%
12/31/2009          0.77            0              0          1.00%          16.9%
12/31/2008          0.66            0              0          1.00%         -30.8%
12/31/2007          0.95            0              0          1.00%          -7.1%
12/31/2006          1.03            0              0          1.00%           2.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          0.75%          26.9%
12/31/2009          0.78            0              0          0.75%          17.2%
12/31/2008          0.66            0              0          0.75%         -30.6%
12/31/2007          0.96            0              0          0.75%          -6.9%
12/31/2006          1.03            0              0          0.75%           2.9%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.00           20     $       20          0.50%          27.3%
12/31/2009          0.78            0              0          0.50%          17.5%
12/31/2008          0.67            0              0          0.50%         -30.5%
12/31/2007          0.96            0              0          0.50%          -6.7%
12/31/2006          1.03            0              0          0.50%           2.9%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.25%          27.6%
12/31/2009          0.79            0              0          0.25%          17.8%
12/31/2008          0.67            0              0          0.25%         -30.3%
12/31/2007          0.96            0              0          0.25%          -6.4%
12/31/2006          1.03            0              0          0.25%           3.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.00%          27.9%
12/31/2009          0.80            0              0          0.00%          18.1%
12/31/2008          0.68            0              0          0.00%         -30.1%
12/31/2007          0.97            0              0          0.00%          -6.2%
12/31/2006          1.03            0              0          0.00%           3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         First American Strategic Growth Allocation A Class - 31847S308

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,113,707    $        1,061,954                  100,243
Receivables: investments sold                      252    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,113,959
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.07
Band 75                                              -                     -                     1.08
Band 50                                              -                     -                     1.09
Band 25                                              -                     -                     1.10
Band 0                                       1,113,959               999,212                     1.11
                                    ------------------    ------------------
 Total                              $        1,113,959               999,212
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             24,028
Mortality & expense charges                                                                        (1)
                                                                                 --------------------
Net investment income (loss)                                                                   24,027
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,067)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           51,741
                                                                                 --------------------
Net gain (loss)                                                                                48,674
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             72,701
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           24,027     $                8
Net realized gain (loss)                                                (3,067)                     -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    51,741                     12
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       72,701                     20
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,263,087                    491
Cost of units redeemed                                              (1,221,945)                     -
Account charges                                                           (395)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                  1,040,747                    491
                                                            ------------------     ------------------
Net increase (decrease)                                              1,113,448                    511
Net assets, beginning                                                      511                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        1,113,959     $              511
                                                            ==================     ==================
Units sold                                                           2,170,014                    536
Units redeemed                                                      (1,171,338)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                998,676                    536
Units outstanding, beginning                                               536                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              999,212                    536
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,263,578
Cost of units redeemed/account charges                                                     (1,222,340)
Net investment income (loss)                                                                   24,035
Net realized gain (loss)                                                                       (3,067)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           51,753
                                                                                   ------------------
                                                                                   $        1,113,959
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          1.25%          11.0%
12/31/2009        0.95            1              1          1.25%          27.9%
12/31/2008        0.75            0              0          1.25%         -32.7%
12/31/2007        1.11            0              0          1.25%           8.2%
12/31/2006        1.02            0              0          1.25%           2.4%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          1.00%          11.3%
12/31/2009        0.96            0              0          1.00%          28.2%
12/31/2008        0.75            0              0          1.00%         -32.5%
12/31/2007        1.11            0              0          1.00%           8.4%
12/31/2006        1.02            0              0          1.00%           2.4%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            0     $        0          0.75%          11.6%
12/31/2009        0.97            0              0          0.75%          28.5%
12/31/2008        0.75            0              0          0.75%         -32.4%
12/31/2007        1.11            0              0          0.75%           8.7%
12/31/2006        1.02            0              0          0.75%           2.5%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          0.50%          11.9%
12/31/2009        0.98            0              0          0.50%          28.9%
12/31/2008        0.76            0              0          0.50%         -32.2%
12/31/2007        1.12            0              0          0.50%           8.9%
12/31/2006        1.03            0              0          0.50%           2.5%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.25%          12.2%
12/31/2009        0.98            0              0          0.25%          29.2%
12/31/2008        0.76            0              0          0.25%         -32.0%
12/31/2007        1.12            0              0          0.25%           9.2%
12/31/2006        1.03            0              0          0.25%           2.6%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11          999     $    1,114          0.00%          12.4%
12/31/2009        0.99            0              0          0.00%          29.5%
12/31/2008        0.77            0              0          0.00%         -31.9%
12/31/2007        1.12            0              0          0.00%           9.5%
12/31/2006        1.03            0              0          0.00%           2.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          4.3%
2009          3.5%
2008          0.0%
2007          0.0%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         First American Strategic Growth Allocation R Class - 31847S886

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          154,459    $          141,993                   14,054
Receivables: investments sold                      985    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          155,444
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          146,060               139,500     $               1.05
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.07
Band 50                                              -                     -                     1.08
Band 25                                              -                     -                     1.09
Band 0                                           9,384                 8,505                     1.10
                                    ------------------    ------------------
 Total                              $          155,444               148,005
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              3,120
Mortality & expense charges                                                                    (1,632)
                                                                                 --------------------
Net investment income (loss)                                                                    1,488
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        6,427
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,589
                                                                                 --------------------
Net gain (loss)                                                                                13,016
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,504
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,488     $            1,067
Net realized gain (loss)                                                 6,427                     34
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     6,589                  5,877
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       14,504                  6,978
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                92,691                 95,365
Cost of units redeemed                                                 (53,919)                     -
Account charges                                                           (175)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                     38,597                 95,365
                                                            ------------------     ------------------
Net increase (decrease)                                                 53,101                102,343
Net assets, beginning                                                  102,343                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          155,444     $          102,343
                                                            ==================     ==================
Units sold                                                             104,481                111,008
Units redeemed                                                         (64,652)                (2,832)
                                                            ------------------     ------------------
Net increase (decrease)                                                 39,829                108,176
Units outstanding, beginning                                           108,176                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              148,005                108,176
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          188,056
Cost of units redeemed/account charges                                                        (54,094)
Net investment income (loss)                                                                    2,555
Net realized gain (loss)                                                                        6,461
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,466
                                                                                   ------------------
                                                                                   $          155,444
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05          139     $      146          1.25%          10.7%
12/31/2009        0.95          108            102          1.25%          27.6%
12/31/2008        0.74            0              0          1.25%         -32.9%
12/31/2007        1.10            0              0          1.25%           7.9%
12/31/2006        1.02            0              0          1.25%           2.4%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010 $      1.06            0     $        0          1.00%          10.9%
12/31/2009        0.95            0              0          1.00%          27.9%
12/31/2008        0.75            0              0          1.00%         -32.7%
12/31/2007        1.11            0              0          1.00%           8.1%
12/31/2006        1.02            0              0          1.00%           2.5%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.75%          11.2%
12/31/2009        0.96            0              0          0.75%          28.3%
12/31/2008        0.75            0              0          0.75%         -32.6%
12/31/2007        1.11            0              0          0.75%           8.4%
12/31/2006        1.03            0              0          0.75%           2.5%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            0     $        0          0.50%          11.5%
12/31/2009        0.97            0              0          0.50%          28.6%
12/31/2008        0.75            0              0          0.50%         -32.4%
12/31/2007        1.11            0              0          0.50%           8.7%
12/31/2006        1.03            0              0          0.50%           2.6%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          0.25%          11.8%
12/31/2009        0.98            0              0          0.25%          28.9%
12/31/2008        0.76            0              0          0.25%         -32.2%
12/31/2007        1.12            0              0          0.25%           8.9%
12/31/2006        1.03            0              0          0.25%           2.6%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            9     $        9          0.00%          12.1%
12/31/2009        0.98            0              0          0.00%          29.2%
12/31/2008        0.76            0              0          0.00%         -32.1%
12/31/2007        1.12            0              0          0.00%           9.2%
12/31/2006        1.03            0              0          0.00%           2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          2.4%
2009          2.8%
2008          0.0%
2007          0.0%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Franklin Templeton Flex Cap Growth R Class - 354713562

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,597,233    $        1,243,708                   33,854
Receivables: investments sold                    1,211    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,598,444
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,561,465             1,072,171     $               1.46
Band 100                                             -                     -                     1.48
Band 75                                              -                     -                     1.51
Band 50                                              -                     -                     1.54
Band 25                                              -                     -                     1.57
Band 0                                          36,979                23,179                     1.60
                                    ------------------    ------------------
 Total                              $        1,598,444             1,095,350
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (15,508)
                                                                                 --------------------
Net investment income (loss)                                                                  (15,508)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,498)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          211,396
                                                                                 --------------------
Net gain (loss)                                                                               207,898
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            192,390
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (15,508)    $          (10,258)
Net realized gain (loss)                                                (3,498)               (29,942)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   211,396                281,806
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      192,390                241,606
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               433,013                672,221
Cost of units redeemed                                                (132,337)              (392,202)
Account charges                                                           (230)                  (308)
                                                            ------------------     ------------------
Increase (decrease)                                                    300,446                279,711
                                                            ------------------     ------------------
Net increase (decrease)                                                492,836                521,317
Net assets, beginning                                                1,105,608                584,291
                                                            ------------------     ------------------
Net assets, ending                                          $        1,598,444     $        1,105,608
                                                            ==================     ==================
Units sold                                                             328,808                660,264
Units redeemed                                                        (103,204)              (398,007)
                                                            ------------------     ------------------
Net increase (decrease)                                                225,604                262,257
Units outstanding, beginning                                           869,746                607,489
                                                            ------------------     ------------------
Units outstanding, ending                                            1,095,350                869,746
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,056,787
Cost of units redeemed/account charges                                                       (763,809)
Net investment income (loss)                                                                  (42,423)
Net realized gain (loss)                                                                      (13,141)
Realized gain distributions                                                                     7,505
Net change in unrealized appreciation (depreciation)                                          353,525
                                                                                   ------------------
                                                                                   $        1,598,444
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46        1,072     $    1,561          1.25%          14.6%
12/31/2009        1.27          870          1,106          1.25%          32.2%
12/31/2008        0.96          607            584          1.25%         -37.2%
12/31/2007        1.53          320            491          1.25%          14.3%
12/31/2006        1.34          264            354          1.25%           3.9%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.48            0     $        0          1.00%          14.9%
12/31/2009        1.29            0              0          1.00%          32.5%
12/31/2008        0.97            0              0          1.00%         -37.1%
12/31/2007        1.55            0              0          1.00%          14.6%
12/31/2006        1.35            0              0          1.00%           4.4%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.51            0     $        0          0.75%          15.1%
12/31/2009        1.31            0              0          0.75%          32.8%
12/31/2008        0.99            0              0          0.75%         -36.9%
12/31/2007        1.56            0              0          0.75%          14.9%
12/31/2006        1.36            0              0          0.75%           4.7%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54            0     $        0          0.50%          15.4%
12/31/2009        1.33            0              0          0.50%          33.2%
12/31/2008        1.00            0              0          0.50%         -36.7%
12/31/2007        1.58            0              0          0.50%          15.2%
12/31/2006        1.37            0              0          0.50%           5.0%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          0.25%          15.7%
12/31/2009        1.35            0              0          0.25%          33.5%
12/31/2008        1.01            0              0          0.25%         -36.6%
12/31/2007        1.60            0              0          0.25%          15.5%
12/31/2006        1.38            0              0          0.25%           5.2%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60           23     $       37          0.00%          16.0%
12/31/2009        1.38            0              0          0.00%          33.8%
12/31/2008        1.03            0              0          0.00%         -36.4%
12/31/2007        1.62            0              0          0.00%          15.8%
12/31/2006        1.40            0              0          0.00%           5.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%
2007         0.1%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Franklin Templeton Small Cap Value A Class - 355148305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          147,337    $           98,343                    3,303
Receivables: investments sold                      348    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          147,685
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          147,685               136,995     $               1.08
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.10
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.14
                                    ------------------    ------------------
 Total                              $          147,685               136,995
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                379
Mortality & expense charges                                                                    (1,488)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,109)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        7,175
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           23,815
                                                                                 --------------------
Net gain (loss)                                                                                30,990
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             29,881
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,109)    $             (675)
Net realized gain (loss)                                                 7,175                  4,253
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    23,815                 20,248
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       29,881                 23,826
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                35,885                 28,840
Cost of units redeemed                                                 (20,876)               (26,154)
Account charges                                                             (1)                    (1)
                                                            ------------------     ------------------
Increase (decrease)                                                     15,008                  2,685
                                                            ------------------     ------------------
Net increase (decrease)                                                 44,889                 26,511
Net assets, beginning                                                  102,796                 76,285
                                                            ------------------     ------------------
Net assets, ending                                          $          147,685     $          102,796
                                                            ==================     ==================
Units sold                                                              40,371                 38,137
Units redeemed                                                         (22,978)               (33,864)
                                                            ------------------     ------------------
Net increase (decrease)                                                 17,393                  4,273
Units outstanding, beginning                                           119,602                115,329
                                                            ------------------     ------------------
Units outstanding, ending                                              136,995                119,602
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          152,808
Cost of units redeemed/account charges                                                        (59,047)
Net investment income (loss)                                                                   (1,241)
Net realized gain (loss)                                                                        6,037
Realized gain distributions                                                                       134
Net change in unrealized appreciation (depreciation)                                           48,994
                                                                                   ------------------
                                                                                   $          147,685
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08          137     $      148          1.25%          25.4%
12/31/2009        0.86          120            103          1.25%          29.9%
12/31/2008        0.66          115             76          1.25%         -33.6%
12/31/2007        1.00            4              4          1.25%          -4.0%
12/31/2006        1.04            0              0          1.25%           3.8%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          1.00%          25.7%
12/31/2009        0.87            0              0          1.00%          30.3%
12/31/2008        0.67            0              0          1.00%         -33.5%
12/31/2007        1.00            0              0          1.00%          -3.8%
12/31/2006        1.04            0              0          1.00%           3.8%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.75%          26.1%
12/31/2009        0.87            0              0          0.75%          30.6%
12/31/2008        0.67            0              0          0.75%         -33.3%
12/31/2007        1.00            0              0          0.75%          -3.5%
12/31/2006        1.04            0              0          0.75%           3.9%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.50%          26.4%
12/31/2009        0.88            0              0          0.50%          30.9%
12/31/2008        0.67            0              0          0.50%         -33.1%
12/31/2007        1.01            0              0          0.50%          -3.3%
12/31/2006        1.04            0              0          0.50%           3.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          0.25%          26.7%
12/31/2009        0.89            0              0          0.25%          31.2%
12/31/2008        0.68            0              0          0.25%         -32.9%
12/31/2007        1.01            0              0          0.25%          -3.0%
12/31/2006        1.04            0              0          0.25%           4.0%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.00%          27.0%
12/31/2009        0.89            0              0          0.00%          31.6%
12/31/2008        0.68            0              0          0.00%         -32.8%
12/31/2007        1.01            0              0          0.00%          -2.8%
12/31/2006        1.04            0              0          0.00%           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.3%
2009          0.5%
2008          1.8%
2007          1.6%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Franklin Templeton Small Cap Value R Class - 355148826

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,259,339    $          947,300                   28,440
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (2,412)
                                    ------------------
Net assets                          $        1,256,927
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,083,549             1,014,932     $               1.07
Band 100                                             -                     -                     1.08
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.10
Band 25                                              -                     -                     1.11
Band 0                                         173,378               154,106                     1.13
                                    ------------------    ------------------
 Total                              $        1,256,927             1,169,038
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,145
Mortality & expense charges                                                                   (10,384)
                                                                                 --------------------
Net investment income (loss)                                                                   (9,239)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,223)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          248,106
                                                                                 --------------------
Net gain (loss)                                                                               239,883
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            230,644
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (9,239)    $           (3,347)
Net realized gain (loss)                                                (8,223)                (8,443)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   248,106                177,184
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      230,644                165,394
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               415,990                369,039
Cost of units redeemed                                                (174,185)               (57,139)
Account charges                                                           (262)                  (214)
                                                            ------------------     ------------------
Increase (decrease)                                                    241,543                311,686
                                                            ------------------     ------------------
Net increase (decrease)                                                472,187                477,080
Net assets, beginning                                                  784,740                307,660
                                                            ------------------     ------------------
Net assets, ending                                          $        1,256,927     $          784,740
                                                            ==================     ==================
Units sold                                                             451,343                552,883
Units redeemed                                                        (196,696)              (103,045)
                                                            ------------------     ------------------
Net increase (decrease)                                                254,647                449,838
Units outstanding, beginning                                           914,391                464,553
                                                            ------------------     ------------------
Units outstanding, ending                                            1,169,038                914,391
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,507,316
Cost of units redeemed/account charges                                                       (489,132)
Net investment income (loss)                                                                  (12,332)
Net realized gain (loss)                                                                      (67,882)
Realized gain distributions                                                                     6,918
Net change in unrealized appreciation (depreciation)                                          312,039
                                                                                   ------------------
                                                                                   $        1,256,927
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                        BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07        1,015     $    1,084          1.25%          25.2%
12/31/2009        0.85          776            662          1.25%          29.6%
12/31/2008        0.66          355            233          1.25%         -33.8%
12/31/2007        0.99          126            125          1.25%          -4.2%
12/31/2006        1.04            0              0          1.25%           3.7%

                                        BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            0     $        0          1.00%          25.5%
12/31/2009        0.86            0              0          1.00%          30.0%
12/31/2008        0.66            0              0          1.00%         -33.6%
12/31/2007        1.00            0              0          1.00%          -4.0%
12/31/2006        1.04            0              0          1.00%           3.8%

                                        BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          0.75%          25.8%
12/31/2009        0.87            0              0          0.75%          30.3%
12/31/2008        0.67            0              0          0.75%         -33.4%
12/31/2007        1.00            0              0          0.75%          -3.7%
12/31/2006        1.04            0              0          0.75%           3.8%

                                        BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.50%          26.1%
12/31/2009        0.87            0              0          0.50%          30.6%
12/31/2008        0.67            0              0          0.50%         -33.3%
12/31/2007        1.00            0              0          0.50%          -3.5%
12/31/2006        1.04            0              0          0.50%           3.9%

                                        BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.25%          26.4%
12/31/2009        0.88            0              0          0.25%          30.9%
12/31/2008        0.67            0              0          0.25%         -33.1%
12/31/2007        1.01            0              0          0.25%          -3.2%
12/31/2006        1.04            0              0          0.25%           3.9%

                                        BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13          154     $      173          0.00%          26.7%
12/31/2009        0.89          139            123          0.00%          31.3%
12/31/2008        0.68          110             74          0.00%         -32.9%
12/31/2007        1.01           59             60          0.00%          -3.0%
12/31/2006        1.04            0              0          0.00%           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.1%
2009          0.4%
2008          1.1%
2007          1.4%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Franklin Templeton Small/Mid Cap Growth R Class - 354713547

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          198,147    $          140,150                    5,452
Receivables: investments sold                      180    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          198,327
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          198,327               131,159     $               1.51
Band 100                                             -                     -                     1.54
Band 75                                              -                     -                     1.56
Band 50                                              -                     -                     1.59
Band 25                                              -                     -                     1.62
Band 0                                               -                     -                     1.64
                                    ------------------    ------------------
 Total                              $          198,327               131,159
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,600)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,600)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (7,230)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           58,016
                                                                                 --------------------
Net gain (loss)                                                                                50,786
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             48,186
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,600)    $           (1,324)
Net realized gain (loss)                                                (7,230)               (14,759)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    58,016                 55,253
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       48,186                 39,170
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                57,855                137,326
Cost of units redeemed                                                (104,456)               (62,997)
Account charges                                                            (20)                   (18)
                                                             -----------------     ------------------
Increase (decrease)                                                    (46,621)                74,311
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,565                113,481
Net assets, beginning                                                  196,762                 83,281
                                                             -----------------     ------------------
Net assets, ending                                           $         198,327     $          196,762
                                                             =================     ==================
Units sold                                                              42,654                129,853
Units redeemed                                                         (76,165)               (63,476)
                                                             -----------------     ------------------
Net increase (decrease)                                                (33,511)                66,377
Units outstanding, beginning                                           164,670                 98,293
                                                             -----------------     ------------------
Units outstanding, ending                                              131,159                164,670
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          350,285
Cost of units redeemed/account charges                                                       (197,305)
Net investment income (loss)                                                                   (6,522)
Net realized gain (loss)                                                                      (26,944)
Realized gain distributions                                                                    20,816
Net change in unrealized appreciation (depreciation)                                           57,997
                                                                                   ------------------
                                                                                   $          198,327
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.51          131     $      198          1.25%          26.5%
12/31/2009        1.19          165            197          1.25%          41.0%
12/31/2008        0.85           98             83          1.25%         -43.4%
12/31/2007        1.50           71            107          1.25%          10.0%
12/31/2006        1.36           36             49          1.25%           6.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54            0     $        0          1.00%          26.9%
12/31/2009        1.21            0              0          1.00%          41.4%
12/31/2008        0.86            0              0          1.00%         -43.2%
12/31/2007        1.51            0              0          1.00%          10.3%
12/31/2006        1.37            0              0          1.00%           6.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.56            0     $        0          0.75%          27.2%
12/31/2009        1.23            0              0          0.75%          41.7%
12/31/2008        0.87            0              0          0.75%         -43.1%
12/31/2007        1.52            0              0          0.75%          10.6%
12/31/2006        1.38            0              0          0.75%           6.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59            0     $        0          0.50%          27.5%
12/31/2009        1.25            0              0          0.50%          42.1%
12/31/2008        0.88            0              0          0.50%         -42.9%
12/31/2007        1.54            0              0          0.50%          10.8%
12/31/2006        1.39            0              0          0.50%           6.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.62            0     $        0          0.25%          27.8%
12/31/2009        1.26            0              0          0.25%          42.4%
12/31/2008        0.89            0              0          0.25%         -42.8%
12/31/2007        1.55            0              0          0.25%          11.1%
12/31/2006        1.40            0              0          0.25%           7.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.64            0     $        0          0.00%          28.1%
12/31/2009        1.28            0              0          0.00%          42.8%
12/31/2008        0.90            0              0          0.00%         -42.7%
12/31/2007        1.57            0              0          0.00%          11.4%
12/31/2006        1.41            0              0          0.00%           7.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Franklin Templeton Strategic Income R Class - 354713554

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,579,504    $        5,003,361                  537,007
Receivables: investments sold                   44,638    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,624,142
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,850,660             3,200,435     $               1.52
Band 100                                             -                     -                     1.54
Band 75                                              -                     -                     1.57
Band 50                                              -                     -                     1.60
Band 25                                              -                     -                     1.63
Band 0                                         773,482               465,888                     1.66
                                    ------------------    ------------------
 Total                              $        5,624,142             3,666,323
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            266,127
Mortality & expense charges                                                                   (53,962)
                                                                                 --------------------
Net investment income (loss)                                                                  212,165
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       25,509
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          208,625
                                                                                 --------------------
Net gain (loss)                                                                               234,134
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            446,299
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         212,165     $          149,994
Net realized gain (loss)                                                25,509               (214,785)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   208,625                821,797
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      446,299                757,006
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,380,581              2,049,927
Cost of units redeemed                                              (1,449,387)            (1,232,103)
Account charges                                                         (9,380)                (7,042)
                                                             -----------------     ------------------
Increase (decrease)                                                    921,814                810,782
                                                             -----------------     ------------------
Net increase (decrease)                                              1,368,113              1,567,788
Net assets, beginning                                                4,256,029              2,688,241
                                                             -----------------     ------------------
Net assets, ending                                           $       5,624,142     $        4,256,029
                                                             =================     ==================
Units sold                                                           1,643,588              2,081,373
Units redeemed                                                      (1,008,587)            (1,412,968)
                                                             -----------------     ------------------
Net increase (decrease)                                                635,001                668,405
Units outstanding, beginning                                         3,031,322              2,362,917
                                                             -----------------     ------------------
Units outstanding, ending                                            3,666,323              3,031,322
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     10,129,121
Cost of units redeemed/account charges                                                     (5,422,592)
Net investment income (loss)                                                                  687,624
Net realized gain (loss)                                                                     (346,154)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          576,143
                                                                                     ----------------
                                                                                     $      5,624,142
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.52        3,200     $    4,851          1.25%           9.2%
12/31/2009        1.39        2,586          3,587          1.25%          23.6%
12/31/2008        1.12        1,891          2,123          1.25%         -12.2%
12/31/2007        1.28        1,617          2,067          1.25%           4.3%
12/31/2006        1.23          344            422          1.25%           6.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54            0     $        0          1.00%           9.5%
12/31/2009        1.41            0              0          1.00%          23.9%
12/31/2008        1.14            0              0          1.00%         -12.0%
12/31/2007        1.29            0              0          1.00%           4.6%
12/31/2006        1.24            0              0          1.00%           6.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          0.75%           9.8%
12/31/2009        1.43            0              0          0.75%          24.2%
12/31/2008        1.15            0              0          0.75%         -11.8%
12/31/2007        1.31            0              0          0.75%           4.8%
12/31/2006        1.25            0              0          0.75%           7.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.50%          10.1%
12/31/2009        1.45            0              0          0.50%          24.5%
12/31/2008        1.17            0              0          0.50%         -11.5%
12/31/2007        1.32            0              0          0.50%           5.1%
12/31/2006        1.26            0              0          0.50%           7.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.63            0     $        0          0.25%          10.3%
12/31/2009        1.48            0              0          0.25%          24.8%
12/31/2008        1.18            0              0          0.25%         -11.3%
12/31/2007        1.33            0              0          0.25%           5.4%
12/31/2006        1.27            0              0          0.25%           7.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.66          466     $      773          0.00%          10.6%
12/31/2009        1.50          446            669          0.00%          25.2%
12/31/2008        1.20          472            566          0.00%         -11.1%
12/31/2007        1.35          413            558          0.00%           5.6%
12/31/2006        1.28          117            149          0.00%           7.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              5.4%
2009              5.4%
2008              8.7%
2007              7.3%
2006              5.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      Templeton Foreign A Class - 880196209

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          512,613    $          462,979                   73,440
Receivables: investments sold                    6,162    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          518,775
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          518,775               572,656     $               0.91
Band 100                                             -                     -                     0.91
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.93
Band 25                                              -                     -                     0.94
Band 0                                               -                     -                     0.95
                                    ------------------    ------------------
 Total                              $          518,775               572,656
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              8,910
Mortality & expense charges                                                                    (5,875)
                                                                                 --------------------
Net investment income (loss)                                                                    3,035
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (30,779)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           59,357
                                                                                 --------------------
Net gain (loss)                                                                                28,578
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             31,613
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,035     $            4,728
Net realized gain (loss)                                               (30,779)               (67,834)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    59,357                117,103
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       31,613                 53,997
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                88,380                370,963
Cost of units redeemed                                                (108,043)               (39,329)
Account charges                                                              -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                    (19,663)               331,634
                                                             -----------------     ------------------
Net increase (decrease)                                                 11,950                385,631
Net assets, beginning                                                  506,825                121,194
                                                             -----------------     ------------------
Net assets, ending                                           $         518,775     $          506,825
                                                             =================     ==================
Units sold                                                             108,474                457,938
Units redeemed                                                        (135,312)               (70,425)
                                                             -----------------     ------------------
Net increase (decrease)                                                (26,838)               387,513
Units outstanding, beginning                                           599,494                211,981
                                                             -----------------     ------------------
Units outstanding, ending                                              572,656                599,494
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        714,282
Cost of units redeemed/account charges                                                       (188,634)
Net investment income (loss)                                                                   11,302
Net realized gain (loss)                                                                     (103,640)
Realized gain distributions                                                                    35,831
Net change in unrealized appreciation (depreciation)                                           49,634
                                                                                     ----------------
                                                                                     $        518,775
                                                                                     ================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.91          573     $      519          1.25%           7.2%
12/31/2009        0.85          599            507          1.25%          47.9%
12/31/2008        0.57          212            121          1.25%         -46.8%
12/31/2007        1.07          188            202          1.25%           7.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.91            0     $        0          1.00%           7.4%
12/31/2009        0.85            0              0          1.00%          48.2%
12/31/2008        0.57            0              0          1.00%         -46.6%
12/31/2007        1.08            0              0          1.00%           7.5%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.92            0     $        0          0.75%           7.7%
12/31/2009        0.86            0              0          0.75%          48.6%
12/31/2008        0.58            0              0          0.75%         -46.5%
12/31/2007        1.08            0              0          0.75%           7.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.93            0     $        0          0.50%           8.0%
12/31/2009        0.86            0              0          0.50%          49.0%
12/31/2008        0.58            0              0          0.50%         -46.4%
12/31/2007        1.08            0              0          0.50%           7.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.94            0     $        0          0.25%           8.2%
12/31/2009        0.87            0              0          0.25%          49.4%
12/31/2008        0.58            0              0          0.25%         -46.2%
12/31/2007        1.08            0              0          0.25%           8.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.95            0     $        0          0.00%           8.5%
12/31/2009        0.87            0              0          0.00%          49.7%
12/31/2008        0.58            0              0          0.00%         -46.1%
12/31/2007        1.08            0              0          0.00%           8.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.7%
2009              2.2%
2008              3.5%
2007              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      Templeton Foreign R Class - 880196803

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,129,124    $        1,004,880                  164,116
Receivables: investments sold                      654    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,129,778
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,126,240               706,502     $               1.59
Band 100                                             -                     -                     1.62
Band 75                                              -                     -                     1.65
Band 50                                              -                     -                     1.68
Band 25                                              -                     -                     1.71
Band 0                                           3,538                 2,026                     1.75
                                    ------------------    ------------------
 Total                              $        1,129,778               708,528
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             18,344
Mortality & expense charges                                                                   (12,676)
                                                                                 --------------------
Net investment income (loss)                                                                    5,668
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (261,215)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          336,809
                                                                                 --------------------
Net gain (loss)                                                                                75,594
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             81,262
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           5,668     $            3,382
Net realized gain (loss)                                              (261,215)              (158,702)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   336,809                450,145
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       81,262                294,825
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               349,811                216,938
Cost of units redeemed                                                (247,350)              (128,511)
Account charges                                                           (438)                  (121)
                                                             -----------------     ------------------
Increase (decrease)                                                    102,023                 88,306
                                                             -----------------     ------------------
Net increase (decrease)                                                183,285                383,131
Net assets, beginning                                                  946,493                563,362
                                                             -----------------     ------------------
Net assets, ending                                           $       1,129,778     $          946,493
                                                             =================     ==================
Units sold                                                             246,198                196,863
Units redeemed                                                        (172,322)              (119,642)
                                                             -----------------     ------------------
Net increase (decrease)                                                 73,876                 77,221
Units outstanding, beginning                                           634,652                557,431
                                                             -----------------     ------------------
Units outstanding, ending                                              708,528                634,652
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $      2,041,394
Cost of units redeemed/account charges                                                     (1,109,174)
Net investment income (loss)                                                                   34,492
Net realized gain (loss)                                                                     (425,067)
Realized gain distributions                                                                   463,889
Net change in unrealized appreciation (depreciation)                                          124,244
                                                                                     ----------------
                                                                                     $      1,129,778
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59          707     $    1,126          1.25%           6.9%
12/31/2009        1.49          634            945          1.25%          47.6%
12/31/2008        1.01          556            561          1.25%         -46.9%
12/31/2007        1.90          462            878          1.25%          15.4%
12/31/2006        1.65          474            781          1.25%          17.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.62            0     $        0          1.00%           7.2%
12/31/2009        1.51            0              0          1.00%          48.0%
12/31/2008        1.02            0              0          1.00%         -46.8%
12/31/2007        1.92            0              0          1.00%          15.7%
12/31/2006        1.66            0              0          1.00%          18.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.65            0     $        0          0.75%           7.4%
12/31/2009        1.54            0              0          0.75%          48.3%
12/31/2008        1.04            0              0          0.75%         -46.6%
12/31/2007        1.94            0              0          0.75%          16.0%
12/31/2006        1.68            0              0          0.75%          18.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.68            0     $        0          0.50%           7.7%
12/31/2009        1.56            0              0          0.50%          48.7%
12/31/2008        1.05            0              0          0.50%         -46.5%
12/31/2007        1.96            0              0          0.50%          16.3%
12/31/2006        1.69            0              0          0.50%          19.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.71            0     $        0          0.25%           8.0%
12/31/2009        1.59            0              0          0.25%          49.1%
12/31/2008        1.06            0              0          0.25%         -46.4%
12/31/2007        1.98            0              0          0.25%          16.6%
12/31/2006        1.70            0              0          0.25%          19.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.75            2     $        4          0.00%           8.2%
12/31/2009        1.61            1              2          0.00%          49.4%
12/31/2008        1.08            2              2          0.00%         -46.2%
12/31/2007        2.01            0              0          0.00%          16.9%
12/31/2006        1.72            0              0          0.00%          19.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.8%
2009              1.7%
2008              3.3%
2007              1.6%
2006              2.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      Templeton Growth A Class - 880199104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          819,754    $          656,770                   46,079
Receivables: investments sold                      625    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          820,379
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          820,379             1,122,426     $               0.73
Band 100                                             -                     -                     0.74
Band 75                                              -                     -                     0.74
Band 50                                              -                     -                     0.75
Band 25                                              -                     -                     0.76
Band 0                                               -                     -                     0.76
                                    ------------------    ------------------
 Total                              $          820,379             1,122,426
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             21,770
Mortality & expense charges                                                                   (17,868)
                                                                                 --------------------
Net investment income (loss)                                                                    3,902
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (293,230)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          367,092
                                                                                 --------------------
Net gain (loss)                                                                                73,862
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             77,764
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,902     $            3,917
Net realized gain (loss)                                              (293,230)            (1,100,022)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   367,092              1,328,429
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       77,764                232,324
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               274,306               (345,009)
Cost of units redeemed                                              (1,087,114)              (446,330)
Account charges                                                              -                    (21)
                                                             -----------------     ------------------
Increase (decrease)                                                   (812,808)              (791,360)
                                                             -----------------     ------------------
Net increase (decrease)                                               (735,044)              (559,036)
Net assets, beginning                                                1,555,423              2,114,459
                                                             -----------------     ------------------
Net assets, ending                                           $         820,379     $        1,555,423
                                                             =================     ==================
Units sold                                                             418,633                627,425
Units redeemed                                                      (1,556,264)            (2,336,394)
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,137,631)            (1,708,969)
Units outstanding, beginning                                         2,260,057              3,969,026
                                                             -----------------     ------------------
Units outstanding, ending                                            1,122,426              2,260,057
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $      6,844,051
Cost of units redeemed/account charges                                                     (3,477,285)
Net investment income (loss)                                                                   30,342
Net realized gain (loss)                                                                   (2,750,406)
Realized gain distributions                                                                    10,693
Net change in unrealized appreciation (depreciation)                                          162,984
                                                                                     ----------------
                                                                                     $        820,379
                                                                                     ================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.73        1,122     $      820          1.25%           6.2%
12/31/2009        0.69        2,260          1,555          1.25%          29.2%
12/31/2008        0.53        3,969          2,114          1.25%         -44.2%
12/31/2007        0.95        8,455          8,068          1.25%          -4.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.74            0     $        0          1.00%           6.5%
12/31/2009        0.69            0              0          1.00%          29.5%
12/31/2008        0.53            0              0          1.00%         -44.0%
12/31/2007        0.96            0              0          1.00%          -4.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.74            0     $        0          0.75%           6.7%
12/31/2009        0.70            0              0          0.75%          29.8%
12/31/2008        0.54            0              0          0.75%         -43.9%
12/31/2007        0.96            0              0          0.75%          -4.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.75            0     $        0          0.50%           7.0%
12/31/2009        0.70            0              0          0.50%          30.2%
12/31/2008        0.54            0              0          0.50%         -43.8%
12/31/2007        0.96            0              0          0.50%          -4.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.76            0     $        0          0.25%           7.3%
12/31/2009        0.71            0              0          0.25%          30.5%
12/31/2008        0.54            0              0          0.25%         -43.6%
12/31/2007        0.96            0              0          0.25%          -4.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.76            0     $        0          0.00%           7.5%
12/31/2009        0.71            0              0          0.00%          30.8%
12/31/2008        0.54            0              0          0.00%         -43.5%
12/31/2007        0.96            0              0          0.00%          -3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.8%
2009              1.3%
2008              1.8%
2007              0.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      Templeton Growth R Class - 880199500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,879,106    $        1,981,421                  106,525
Receivables: investments sold                      480    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,879,586
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,665,276             1,321,605     $               1.26
Band 100                                             -                     -                     1.28
Band 75                                              -                     -                     1.31
Band 50                                              -                     -                     1.33
Band 25                                              -                     -                     1.35
Band 0                                         214,310               155,262                     1.38
                                    ------------------    ------------------
 Total                              $        1,879,586             1,476,867
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             24,720
Mortality & expense charges                                                                   (21,290)
                                                                                 --------------------
Net investment income (loss)                                                                    3,430
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (254,587)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          339,050
                                                                                 --------------------
Net gain (loss)                                                                                84,463
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             87,893
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,430     $           10,425
Net realized gain (loss)                                              (254,587)              (323,144)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   339,050                697,460
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       87,893                384,741
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               131,730                782,874
Cost of units redeemed                                                (407,060)              (533,057)
Account charges                                                           (413)                  (413)
                                                             -----------------     ------------------
Increase (decrease)                                                   (275,743)               249,404
                                                             -----------------     ------------------
Net increase (decrease)                                               (187,850)               634,145
Net assets, beginning                                                2,067,436              1,433,291
                                                             -----------------     ------------------
Net assets, ending                                           $       1,879,586     $        2,067,436
                                                             =================     ==================
Units sold                                                             269,768                821,500
Units redeemed                                                        (519,399)              (638,797)
                                                             -----------------     ------------------
Net increase (decrease)                                               (249,631)               182,703
Units outstanding, beginning                                         1,726,498              1,543,795
                                                             -----------------     ------------------
Units outstanding, ending                                            1,476,867              1,726,498
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     14,947,424
Cost of units redeemed/account charges                                                    (13,881,598)
Net investment income (loss)                                                                  129,874
Net realized gain (loss)                                                                     (748,281)
Realized gain distributions                                                                 1,534,482
Net change in unrealized appreciation (depreciation)                                         (102,315)
                                                                                     ----------------
                                                                                     $      1,879,586
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26        1,322     $    1,665          1.25%           5.9%
12/31/2009        1.19        1,586          1,887          1.25%          28.8%
12/31/2008        0.92        1,421          1,312          1.25%         -44.3%
12/31/2007        1.66        1,649          2,732          1.25%           0.7%
12/31/2006        1.65        6,063          9,982          1.25%          20.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.28            0     $        0          1.00%           6.2%
12/31/2009        1.21            0              0          1.00%          29.1%
12/31/2008        0.94            0              0          1.00%         -44.1%
12/31/2007        1.68            0              0          1.00%           0.9%
12/31/2006        1.66            0              0          1.00%          20.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.31            0     $        0          0.75%           6.5%
12/31/2009        1.23            0              0          0.75%          29.5%
12/31/2008        0.95            0              0          0.75%         -44.0%
12/31/2007        1.69            0              0          0.75%           1.2%
12/31/2006        1.67            0              0          0.75%          20.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33            0     $        0          0.50%           6.7%
12/31/2009        1.25            0              0          0.50%          29.8%
12/31/2008        0.96            0              0          0.50%         -43.9%
12/31/2007        1.71            0              0          0.50%           1.4%
12/31/2006        1.69            0              0          0.50%          20.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.35            0     $        0          0.25%           7.0%
12/31/2009        1.27            0              0          0.25%          30.1%
12/31/2008        0.97            0              0          0.25%         -43.7%
12/31/2007        1.73            0              0          0.25%           1.7%
12/31/2006        1.70            0              0          0.25%          21.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.38          155     $      214          0.00%           7.3%
12/31/2009        1.29          140            180          0.00%          30.4%
12/31/2008        0.99          123            121          0.00%         -43.6%
12/31/2007        1.75           62            109          0.00%           1.9%
12/31/2006        1.72           55             94          0.00%          21.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.3%
2009              1.5%
2008              2.4%
2007              2.0%
2006              2.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    Templeton Global Bond R Class - 880208848

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              312    $              312                       22
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              312
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $              312                   308     $               1.01
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.01
Band 0                                               -                     -                     1.01
                                    ------------------    ------------------
 Total                              $              312                   308
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  4
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        4
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  4
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               4     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            4                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   308                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                        308                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                    312                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $             312     $                -
                                                             =================     ==================
Units sold                                                                 308                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                    308                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                  308                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $            308
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        4
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                     ----------------
                                                                                     $            312
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.25%           0.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.25%           0.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              2.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Templeton Global Bond A Class - 880208103 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.01
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.01
Band 0                                               -                     -                     1.01
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -     $                -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $              -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                     ----------------
                                                                                     $              -
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.25%           0.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.25%           0.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Goldman Sachs Growth Strategy Institutional Class - 38142V498

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           24,633    $           23,784                    2,287
Receivables: investments sold                      457    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           25,090
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           25,090                27,405     $               0.92
Band 100                                             -                     -                     0.93
Band 75                                              -                     -                     0.93
Band 50                                              -                     -                     0.94
Band 25                                              -                     -                     0.95
Band 0                                               -                     -                     0.96
                                    ------------------    ------------------
 Total                              $           25,090                27,405
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                658
Mortality & expense charges                                                                      (179)
                                                                                 --------------------
Net investment income (loss)                                                                      479
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (42,504)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           46,558
                                                                                 --------------------
Net gain (loss)                                                                                 4,054
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,533
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended            Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             479     $            3,145
Net realized gain (loss)                                               (42,504)               (12,291)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    46,558                 49,840
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        4,533                 40,694
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                21,237                 30,741
Cost of units redeemed                                                (184,370)               (17,631)
Account charges                                                             (1)                    (3)
                                                             -----------------     ------------------
Increase (decrease)                                                   (163,134)                13,107
                                                             -----------------     ------------------
Net increase (decrease)                                               (158,601)                53,801
Net assets, beginning                                                  183,691                129,890
                                                             -----------------     ------------------
Net assets, ending                                           $          25,090     $          183,691
                                                             =================     ==================
Units sold                                                              24,300                 55,820
Units redeemed                                                        (218,619)               (34,017)
                                                             -----------------     ------------------
Net increase (decrease)                                               (194,319)                21,803
Units outstanding, beginning                                           221,724                199,921
                                                             -----------------     ------------------
Units outstanding, ending                                               27,405                221,724
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        345,594
Cost of units redeemed/account charges                                                       (277,801)
Net investment income (loss)                                                                   12,664
Net realized gain (loss)                                                                      (69,323)
Realized gain distributions                                                                    13,107
Net change in unrealized appreciation (depreciation)                                              849
                                                                                     ----------------
                                                                                     $         25,090
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.92           27     $       25          1.25%          10.5%
12/31/2009        0.83          222            184          1.25%          27.5%
12/31/2008        0.65          200            130          1.25%         -39.9%
12/31/2007        1.08          188            204          1.25%           3.7%
12/31/2006        1.04            0              0          1.25%           4.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.93            0     $        0          1.00%          10.8%
12/31/2009        0.84            0              0          1.00%          27.8%
12/31/2008        0.65            0              0          1.00%         -39.8%
12/31/2007        1.08            0              0          1.00%           3.9%
12/31/2006        1.04            0              0          1.00%           4.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.93            0     $        0          0.75%          11.1%
12/31/2009        0.84            0              0          0.75%          28.2%
12/31/2008        0.66            0              0          0.75%         -39.6%
12/31/2007        1.09            0              0          0.75%           4.2%
12/31/2006        1.04            0              0          0.75%           4.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.94            0     $        0          0.50%          11.3%
12/31/2009        0.85            0              0          0.50%          28.5%
12/31/2008        0.66            0              0          0.50%         -39.5%
12/31/2007        1.09            0              0          0.50%           4.5%
12/31/2006        1.04            0              0          0.50%           4.5%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.95            0     $        0          0.25%          11.6%
12/31/2009        0.86            0              0          0.25%          28.8%
12/31/2008        0.66            0              0          0.25%         -39.3%
12/31/2007        1.09            0              0          0.25%           4.7%
12/31/2006        1.05            0              0          0.25%           4.5%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.96            0     $        0          0.00%          11.9%
12/31/2009        0.86            0              0          0.00%          29.1%
12/31/2008        0.67            0              0          0.00%         -39.2%
12/31/2007        1.10            0              0          0.00%           5.0%
12/31/2006        1.05            0              0          0.00%           4.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.6%
2009              3.2%
2008              3.3%
2007              6.5%
2006              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Goldman Sachs Growth Strategy Service Class - 38142V480

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.90
Band 100                                             -                     -                     0.91
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.92
Band 25                                              -                     -                     0.93
Band 0                                               -                     -                     0.94
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                        (7)
                                                                                 --------------------
Net investment income (loss)                                                                       (7)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           52
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (126)
                                                                                 --------------------
Net gain (loss)                                                                                   (74)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                (81)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              (7)    $               16
Net realized gain (loss)                                                    52                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                      (126)                   130
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          (81)                   146
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   450                    913
Cost of units redeemed                                                  (1,535)                     -
Account charges                                                              -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                     (1,085)                   913
                                                             -----------------     ------------------
Net increase (decrease)                                                 (1,166)                 1,059
Net assets, beginning                                                    1,166                    107
                                                             -----------------     ------------------
Net assets, ending                                           $               -     $            1,166
                                                             =================     ==================
Units sold                                                                 557                  1,263
Units redeemed                                                          (1,987)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                 (1,430)                 1,263
Units outstanding, beginning                                             1,430                    167
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                  1,430
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $          2,319
Cost of units redeemed/account charges                                                         (2,392)
Net investment income (loss)                                                                       11
Net realized gain (loss)                                                                           58
Realized gain distributions                                                                         4
Net change in unrealized appreciation (depreciation)                                                -
                                                                                     ----------------
                                                                                     $              -
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.90            0     $        0          1.25%           9.9%
12/31/2009        0.82            1              1          1.25%          26.9%
12/31/2008        0.64            0              0          1.25%         -40.2%
12/31/2007        1.07            0              0          1.25%           3.1%
12/31/2006        1.04            0              0          1.25%           4.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.91            0     $        0          1.00%          10.2%
12/31/2009        0.82            0              0          1.00%          27.2%
12/31/2008        0.65            0              0          1.00%         -40.1%
12/31/2007        1.08            0              0          1.00%           3.4%
12/31/2006        1.04            0              0          1.00%           4.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.92            0     $        0          0.75%          10.5%
12/31/2009        0.83            0              0          0.75%          27.5%
12/31/2008        0.65            0              0          0.75%         -39.9%
12/31/2007        1.08            0              0          0.75%           3.6%
12/31/2006        1.04            0              0          0.75%           4.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.92            0     $        0          0.50%          10.7%
12/31/2009        0.84            0              0          0.50%          27.8%
12/31/2008        0.65            0              0          0.50%         -39.8%
12/31/2007        1.08            0              0          0.50%           3.9%
12/31/2006        1.04            0              0          0.50%           4.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.93            0     $        0          0.25%          11.0%
12/31/2009        0.84            0              0          0.25%          28.2%
12/31/2008        0.66            0              0          0.25%         -39.6%
12/31/2007        1.09            0              0          0.25%           4.2%
12/31/2006        1.04            0              0          0.25%           4.4%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.94            0     $        0          0.00%          11.3%
12/31/2009        0.85            0              0          0.00%          28.5%
12/31/2008        0.66            0              0          0.00%         -39.5%
12/31/2007        1.09            0              0          0.00%           4.4%
12/31/2006        1.04            0              0          0.00%           4.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              3.5%
2008              3.7%
2007              0.0%
2006              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Goldman Sachs Mid Cap Value Institutional Class - 38141W398

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       18,684,352    $       14,381,256                  516,856
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased               (199,581)
                                    ------------------
Net assets                          $       18,484,771
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       18,484,771            17,112,312     $              1.08
Band 100                                             -                     -                    1.09
Band 75                                              -                     -                    1.10
Band 50                                              -                     -                    1.11
Band 25                                              -                     -                    1.13
Band 0                                               -                     -                    1.14
                                    ------------------    ------------------
 Total                              $       18,484,771            17,112,312
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            131,936
Mortality & expense charges                                                                  (183,201)
                                                                                 --------------------
Net investment income (loss)                                                                  (51,265)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (156,544)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,544,569
                                                                                 --------------------
Net gain (loss)                                                                             3,388,025
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,336,760
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (51,265)    $           33,751
Net realized gain (loss)                                              (156,544)              (483,583)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,544,569              3,257,855
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    3,336,760              2,808,023
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,438,676              2,259,425
Cost of units redeemed                                              (2,258,828)            (1,426,789)
Account charges                                                         (7,371)                (1,460)
                                                            ------------------     ------------------
Increase (decrease)                                                  3,172,477                831,176
                                                            ------------------     ------------------
Net increase (decrease)                                              6,509,237              3,639,199
Net assets, beginning                                               11,975,534              8,336,335
                                                            ------------------     ------------------
Net assets, ending                                          $       18,484,771     $       11,975,534
                                                            ==================     ==================
Units sold                                                           5,943,933              3,279,556
Units redeemed                                                      (2,501,417)            (2,126,328)
                                                            ------------------     ------------------
Net increase (decrease)                                              3,442,516              1,153,228
Units outstanding, beginning                                        13,669,796             12,516,568
                                                            ------------------     ------------------
Units outstanding, ending                                           17,112,312             13,669,796
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       21,818,189
Cost of units redeemed/account charges                                                     (6,758,103)
Net investment income (loss)                                                                   55,273
Net realized gain (loss)                                                                   (1,273,224)
Realized gain distributions                                                                   339,540
Net change in unrealized appreciation (depreciation)                                        4,303,096
                                                                                   ------------------
                                                                                   $       18,484,771
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08       17,112     $   18,485          1.25%          23.3%
12/31/2009        0.88       13,670         11,976          1.25%          31.5%
12/31/2008        0.67       12,517          8,336          1.25%         -37.3%
12/31/2007        1.06        6,767          7,184          1.25%           2.1%
12/31/2006        1.04            0              0          1.25%           4.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          1.00%          23.6%
12/31/2009        0.88            0              0          1.00%          31.9%
12/31/2008        0.67            0              0          1.00%         -37.1%
12/31/2007        1.06            0              0          1.00%           2.3%
12/31/2006        1.04            0              0          1.00%           4.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.75%          23.9%
12/31/2009        0.89            0              0          0.75%          32.2%
12/31/2008        0.67            0              0          0.75%         -36.9%
12/31/2007        1.07            0              0          0.75%           2.6%
12/31/2006        1.04            0              0          0.75%           4.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.50%          24.2%
12/31/2009        0.90            0              0          0.50%          32.5%
12/31/2008        0.68            0              0          0.50%         -36.8%
12/31/2007        1.07            0              0          0.50%           2.8%
12/31/2006        1.04            0              0          0.50%           4.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.25%          24.5%
12/31/2009        0.90            0              0          0.25%          32.9%
12/31/2008        0.68            0              0          0.25%         -36.6%
12/31/2007        1.07            0              0          0.25%           3.1%
12/31/2006        1.04            0              0          0.25%           4.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.00%          24.9%
12/31/2009        0.91            0              0          0.00%          33.2%
12/31/2008        0.68            0              0          0.00%         -36.5%
12/31/2007        1.08            0              0          0.00%           3.3%
12/31/2006        1.04            0              0          0.00%           4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.9%
2009          1.5%
2008          1.9%
2007          0.8%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Goldman Sachs Mid Cap Value Service Class - 38141W380

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,195,809    $        1,782,209                   61,784
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (575)
                                    ------------------
Net assets                          $        2,195,234
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,376,447             1,301,133     $               1.06
Band 100                                         3,506                 3,280                     1.07
Band 75                                              -                     -                     1.08
Band 50                                              -                     -                     1.09
Band 25                                              -                     -                     1.10
Band 0                                         815,281               731,347                     1.11
                                    ------------------    ------------------
 Total                              $        2,195,234             2,035,760
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              6,736
Mortality & expense charges                                                                   (11,944)
                                                                                 --------------------
Net investment income (loss)                                                                   (5,208)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (10,988)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          383,833
                                                                                 --------------------
Net gain (loss)                                                                               372,845
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            367,637
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (5,208)    $            6,067
Net realized gain (loss)                                               (10,988)              (114,566)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   383,833                327,194
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      367,637                218,695
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               745,159                968,189
Cost of units redeemed                                                (171,233)              (584,797)
Account charges                                                         (1,145)                  (566)
                                                            ------------------     ------------------
Increase (decrease)                                                    572,781                382,826
                                                            ------------------     ------------------
Net increase (decrease)                                                940,418                601,521
Net assets, beginning                                                1,254,816                653,295
                                                            ------------------     ------------------
Net assets, ending                                          $        2,195,234     $        1,254,816
                                                            ==================     ==================
Units sold                                                             801,717              1,935,174
Units redeemed                                                        (197,487)            (1,480,477)
                                                            ------------------     ------------------
Net increase (decrease)                                                604,230                454,697
Units outstanding, beginning                                         1,431,530                976,833
                                                            ------------------     ------------------
Units outstanding, ending                                            2,035,760              1,431,530
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,933,096
Cost of units redeemed/account charges                                                     (1,020,459)
Net investment income (loss)                                                                    6,208
Net realized gain (loss)                                                                     (146,965)
Realized gain distributions                                                                     9,754
Net change in unrealized appreciation (depreciation)                                          413,600
                                                                                   ------------------
                                                                                   $        2,195,234
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06        1,301     $    1,376          1.25%          22.7%
12/31/2009        0.86          832            717          1.25%          30.8%
12/31/2008        0.66          438            288          1.25%         -37.6%
12/31/2007        1.06           76             81          1.25%           1.5%
12/31/2006        1.04            0              0          1.25%           3.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            3     $        4          1.00%          23.0%
12/31/2009        0.87            3              3          1.00%          31.2%
12/31/2008        0.66            3              2          1.00%         -37.4%
12/31/2007        1.06            0              0          1.00%           1.8%
12/31/2006        1.04            0              0          1.00%           3.9%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            0     $        0          0.75%          23.3%
12/31/2009        0.88            0              0          0.75%          31.5%
12/31/2008        0.67            0              0          0.75%         -37.2%
12/31/2007        1.06            0              0          0.75%           2.1%
12/31/2006        1.04            0              0          0.75%           4.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          0.50%          23.7%
12/31/2009        0.88            0              0          0.50%          31.8%
12/31/2008        0.67            0              0          0.50%         -37.1%
12/31/2007        1.06            0              0          0.50%           2.3%
12/31/2006        1.04            0              0          0.50%           4.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.25%          24.0%
12/31/2009        0.89            0              0          0.25%          32.2%
12/31/2008        0.67            0              0          0.25%         -36.9%
12/31/2007        1.07            0              0          0.25%           2.6%
12/31/2006        1.04            0              0          0.25%           4.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11          731     $      815          0.00%          24.3%
12/31/2009        0.90          597            535          0.00%          32.5%
12/31/2008        0.68          536            363          0.00%         -36.8%
12/31/2007        1.07           12             13          0.00%           2.8%
12/31/2006        1.04            0              0          0.00%           4.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.4%
2009          1.2%
2008          2.1%
2007          0.8%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Goldman Sachs Small Cap Value Institutional Class - 38142V209

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,056,074    $        1,770,625                   49,663
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (76,635)
                                    ------------------
Net assets                          $        1,979,439
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,979,439             1,797,949     $               1.10
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.12
Band 50                                              -                     -                     1.14
Band 25                                              -                     -                     1.15
Band 0                                               -                     -                     1.16
                                    ------------------    ------------------
 Total                              $        1,979,439             1,797,949
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             10,626
Mortality & expense charges                                                                   (11,189)
                                                                                 --------------------
Net investment income (loss)                                                                     (563)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       15,616
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          276,715
                                                                                 --------------------
Net gain (loss)                                                                               292,331
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            291,768
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (563)    $             (255)
Net realized gain (loss)                                                15,616                (10,430)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   276,715                 15,338
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      291,768                  4,653
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,868,830                101,213
Cost of units redeemed                                                (224,160)               (83,046)
Account charges                                                         (3,733)                   (11)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,640,937                 18,156
                                                            ------------------     ------------------
Net increase (decrease)                                              1,932,705                 22,809
Net assets, beginning                                                   46,734                 23,925
                                                            ------------------     ------------------
Net assets, ending                                          $        1,979,439     $           46,734
                                                            ==================     ==================
Units sold                                                           1,977,203                143,887
Units redeemed                                                        (232,232)              (125,285)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,744,971                 18,602
Units outstanding, beginning                                            52,978                 34,376
                                                            ------------------     ------------------
Units outstanding, ending                                            1,797,949                 52,978
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,105,993
Cost of units redeemed/account charges                                                       (386,682)
Net investment income (loss)                                                                   (2,022)
Net realized gain (loss)                                                                      (39,735)
Realized gain distributions                                                                    16,436
Net change in unrealized appreciation (depreciation)                                          285,449
                                                                                   ------------------
                                                                                   $        1,979,439
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10        1,798     $    1,979          1.25%          24.8%
12/31/2009        0.88           53             47          1.25%          26.7%
12/31/2008        0.70           34             24          1.25%         -27.8%
12/31/2007        0.96           99             95          1.25%          -6.5%
12/31/2006        1.03            0              0          1.25%           3.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          1.00%          25.1%
12/31/2009        0.89            0              0          1.00%          27.1%
12/31/2008        0.70            0              0          1.00%         -27.6%
12/31/2007        0.97            0              0          1.00%          -6.3%
12/31/2006        1.03            0              0          1.00%           3.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          0.75%          25.4%
12/31/2009        0.90            0              0          0.75%          27.4%
12/31/2008        0.70            0              0          0.75%         -27.5%
12/31/2007        0.97            0              0          0.75%          -6.0%
12/31/2006        1.03            0              0          0.75%           3.2%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.50%          25.7%
12/31/2009        0.90            0              0          0.50%          27.7%
12/31/2008        0.71            0              0          0.50%         -27.3%
12/31/2007        0.97            0              0          0.50%          -5.8%
12/31/2006        1.03            0              0          0.50%           3.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          0.25%          26.1%
12/31/2009        0.91            0              0          0.25%          28.0%
12/31/2008        0.71            0              0          0.25%         -27.1%
12/31/2007        0.98            0              0          0.25%          -5.6%
12/31/2006        1.03            0              0          0.25%           3.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.16            0     $        0          0.00%          26.4%
12/31/2009        0.92            0              0          0.00%          28.3%
12/31/2008        0.72            0              0          0.00%         -26.9%
12/31/2007        0.98            0              0          0.00%          -5.3%
12/31/2006        1.03            0              0          0.00%           3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          1.0%
2009          1.1%
2008          0.9%
2007          0.2%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Goldman Sachs Small Cap Value Service Class - 38142V308

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          357,704    $          290,068                    9,228
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (213)
                                    ------------------
Net assets                          $          357,491
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          335,205               310,919     $               1.08
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.10
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.12
Band 0                                          22,286                19,616                     1.14
                                    ------------------    ------------------
 Total                              $          357,491               330,535
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                610
Mortality & expense charges                                                                    (2,400)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,790)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          120
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           53,784
                                                                                 --------------------
Net gain (loss)                                                                                53,904
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             52,114
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,790)    $             (325)
Net realized gain (loss)                                                   120                 (2,074)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    53,784                 27,052
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       52,114                 24,653
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               197,124                 72,480
Cost of units redeemed                                                 (19,030)               (14,107)
Account charges                                                           (180)                   (27)
                                                            ------------------     ------------------
Increase (decrease)                                                    177,914                 58,346
                                                            ------------------     ------------------
Net increase (decrease)                                                230,028                 82,999
Net assets, beginning                                                  127,463                 44,464
                                                            ------------------     ------------------
Net assets, ending                                          $          357,491     $          127,463
                                                            ==================     ==================
Units sold                                                             205,062                 99,752
Units redeemed                                                         (21,043)               (17,821)
                                                            ------------------     ------------------
Net increase (decrease)                                                184,019                 81,931
Units outstanding, beginning                                           146,516                 64,585
                                                            ------------------     ------------------
Units outstanding, ending                                              330,535                146,516
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          364,481
Cost of units redeemed/account charges                                                        (68,641)
Net investment income (loss)                                                                   (2,641)
Net realized gain (loss)                                                                       (4,399)
Realized gain distributions                                                                     1,055
Net change in unrealized appreciation (depreciation)                                           67,636
                                                                                   ------------------
                                                                                   $          357,491
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08          311     $      335          1.25%          24.2%
12/31/2009        0.87          139            120          1.25%          26.1%
12/31/2008        0.69           65             44          1.25%         -28.2%
12/31/2007        0.96            6              6          1.25%          -7.0%
12/31/2006        1.03            0              0          1.25%           3.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          1.00%          24.5%
12/31/2009        0.88            0              0          1.00%          26.4%
12/31/2008        0.69            0              0          1.00%         -28.0%
12/31/2007        0.96            0              0          1.00%          -6.7%
12/31/2006        1.03            0              0          1.00%           3.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.75%          24.8%
12/31/2009        0.88            0              0          0.75%          26.7%
12/31/2008        0.70            0              0          0.75%         -27.8%
12/31/2007        0.96            0              0          0.75%          -6.5%
12/31/2006        1.03            0              0          0.75%           3.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.50%          25.1%
12/31/2009        0.89            0              0          0.50%          27.0%
12/31/2008        0.70            0              0          0.50%         -27.6%
12/31/2007        0.97            0              0          0.50%          -6.3%
12/31/2006        1.03            0              0          0.50%           3.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          0.25%          25.4%
12/31/2009        0.90            0              0          0.25%          27.4%
12/31/2008        0.70            0              0          0.25%         -27.4%
12/31/2007        0.97            0              0          0.25%          -6.0%
12/31/2006        1.03            0              0          0.25%           3.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14           20     $       22          0.00%          25.8%
12/31/2009        0.90            8              7          0.00%          27.7%
12/31/2008        0.71            0              0          0.00%         -27.3%
12/31/2007        0.97            0              0          0.00%          -5.8%
12/31/2006        1.03            0              0          0.00%           3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.3%
2009          0.7%
2008          0.3%
2007          0.0%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
  Goldman Sachs Structured International Equity Institutional Class - 38142V845

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          334,368    $          284,743                   31,905
Receivables: investments sold                    2,755    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          337,123
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          337,123               453,605     $               0.74
Band 100                                             -                     -                     0.75
Band 75                                              -                     -                     0.75
Band 50                                              -                     -                     0.76
Band 25                                              -                     -                     0.77
Band 0                                               -                     -                     0.77
                                    ------------------    ------------------
 Total                              $          337,123               453,605
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              7,536
Mortality & expense charges                                                                    (2,291)
                                                                                 --------------------
Net investment income (loss)                                                                    5,245
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        5,543
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           49,560
                                                                                 --------------------
Net gain (loss)                                                                                55,103
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             60,348
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            5,245     $               64
Net realized gain (loss)                                                 5,543                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    49,560                     65
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       60,348                    129
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               397,049                  3,137
Cost of units redeemed                                                (122,792)                    (9)
Account charges                                                           (739)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    273,518                  3,128
                                                            ------------------     ------------------
Net increase (decrease)                                                333,866                  3,257
Net assets, beginning                                                    3,257                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          337,123     $            3,257
                                                            ==================     ==================
Units sold                                                             631,586                  4,666
Units redeemed                                                        (182,625)                   (22)
                                                            ------------------     ------------------
Net increase (decrease)                                                448,961                  4,644
Units outstanding, beginning                                             4,644                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              453,605                  4,644
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          400,186
Cost of units redeemed/account charges                                                       (123,540)
Net investment income (loss)                                                                    5,309
Net realized gain (loss)                                                                        5,543
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           49,625
                                                                                   ------------------
                                                                                   $          337,123
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.74          454     $      337          1.25%           6.0%
12/31/2009        0.70            5              3          1.25%          27.5%
12/31/2008        0.55            0              0          1.25%         -43.6%
12/31/2007        0.98            0              0          1.25%          -2.5%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.75            0     $        0          1.00%           6.2%
12/31/2009        0.71            0              0          1.00%          27.8%
12/31/2008        0.55            0              0          1.00%         -43.5%
12/31/2007        0.98            0              0          1.00%          -2.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.75            0     $        0          0.75%           6.5%
12/31/2009        0.71            0              0          0.75%          28.1%
12/31/2008        0.55            0              0          0.75%         -43.3%
12/31/2007        0.98            0              0          0.75%          -2.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.76            0     $        0          0.50%           6.8%
12/31/2009        0.71            0              0          0.50%          28.4%
12/31/2008        0.55            0              0          0.50%         -43.2%
12/31/2007        0.98            0              0          0.50%          -2.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.77            0     $        0          0.25%           7.0%
12/31/2009        0.72            0              0          0.25%          28.8%
12/31/2008        0.56            0              0          0.25%         -43.0%
12/31/2007        0.98            0              0          0.25%          -2.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.77            0     $        0          0.00%           7.3%
12/31/2009        0.72            0              0          0.00%          29.1%
12/31/2008        0.56            0              0          0.00%         -42.9%
12/31/2007        0.98            0              0          0.00%          -2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          4.4%
2009          4.7%
2008          0.0%
2007          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
     Goldman Sachs Structured International Equity Service Class - 38142V837

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           22,643    $           21,475                    2,196
Receivables: investments sold                      380    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           23,023
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           22,244                30,376     $               0.73
Band 100                                             -                     -                     0.74
Band 75                                              -                     -                     0.74
Band 50                                              -                     -                     0.75
Band 25                                              -                     -                     0.76
Band 0                                             779                 1,023                     0.76
                                    ------------------    ------------------
 Total                              $           23,023                31,399
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                396
Mortality & expense charges                                                                      (127)
                                                                                 --------------------
Net investment income (loss)                                                                      269
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          144
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              650
                                                                                 --------------------
Net gain (loss)                                                                                   794
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,063
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              269     $                4
Net realized gain (loss)                                                   144                  1,799
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       650                  1,001
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,063                  2,804
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                18,940                 10,024
Cost of units redeemed                                                  (1,211)                (9,452)
Account charges                                                            (28)                    (5)
                                                            ------------------     ------------------
Increase (decrease)                                                     17,701                    567
                                                            ------------------     ------------------
Net increase (decrease)                                                 18,764                  3,371
Net assets, beginning                                                    4,259                    888
                                                            ------------------     ------------------
Net assets, ending                                          $           23,023     $            4,259
                                                            ==================     ==================
Units sold                                                              27,080                 31,730
Units redeemed                                                          (1,819)               (27,215)
                                                            ------------------     ------------------
Net increase (decrease)                                                 25,261                  4,515
Units outstanding, beginning                                             6,138                  1,623
                                                            ------------------     ------------------
Units outstanding, ending                                               31,399                  6,138
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           30,323
Cost of units redeemed/account charges                                                        (10,710)
Net investment income (loss)                                                                      301
Net realized gain (loss)                                                                        1,941
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,168
                                                                                   ------------------
                                                                                   $           23,023
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.73           30     $       22          1.25%           5.5%
12/31/2009        0.69            6              4          1.25%          26.8%
12/31/2008        0.55            2              1          1.25%         -43.9%
12/31/2007        0.98            0              0          1.25%          -2.5%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.74            0     $        0          1.00%           5.8%
12/31/2009        0.70            0              0          1.00%          27.1%
12/31/2008        0.55            0              0          1.00%         -43.8%
12/31/2007        0.98            0              0          1.00%          -2.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.74            0     $        0          0.75%           6.1%
12/31/2009        0.70            0              0          0.75%          27.4%
12/31/2008        0.55            0              0          0.75%         -43.6%
12/31/2007        0.98            0              0          0.75%          -2.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.75            0     $        0          0.50%           6.3%
12/31/2009        0.71            0              0          0.50%          27.8%
12/31/2008        0.55            0              0          0.50%         -43.5%
12/31/2007        0.98            0              0          0.50%          -2.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.76            0     $        0          0.25%           6.6%
12/31/2009        0.71            0              0          0.25%          28.1%
12/31/2008        0.55            0              0          0.25%         -43.3%
12/31/2007        0.98            0              0          0.25%          -2.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.76            1     $        1          0.00%           6.9%
12/31/2009        0.71            0              0          0.00%          28.4%
12/31/2008        0.55            0              0          0.00%         -43.2%
12/31/2007        0.98            0              0          0.00%          -2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          2.9%
2009          3.3%
2008          7.9%
2007          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Goldman Sachs Technology Tollkeeper Institutional Class - 38142Y856

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,826,640    $        3,797,481                  421,609
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (26,728)
                                    ------------------
Net assets                          $        5,799,912
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,799,912             3,882,911     $               1.49
Band 100                                             -                     -                     1.51
Band 75                                              -                     -                     1.53
Band 50                                              -                     -                     1.54
Band 25                                              -                     -                     1.56
Band 0                                               -                     -                     1.57
                                    ------------------    ------------------
 Total                              $        5,799,912             3,882,911
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (60,684)
                                                                                 --------------------
Net investment income (loss)                                                                  (60,684)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      308,423
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          857,665
                                                                                 --------------------
Net gain (loss)                                                                             1,166,088
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,105,404
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (60,684)    $          (41,869)
Net realized gain (loss)                                               308,423               (135,495)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   857,665              1,838,871
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,105,404              1,661,507
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,607,804              1,309,517
Cost of units redeemed                                              (1,122,411)            (1,035,512)
Account charges                                                         (4,565)                (2,109)
                                                            ------------------     ------------------
Increase (decrease)                                                    480,828                271,896
                                                            ------------------     ------------------
Net increase (decrease)                                              1,586,232              1,933,403
Net assets, beginning                                                4,213,680              2,280,277
                                                            ------------------     ------------------
Net assets, ending                                          $        5,799,912     $        4,213,680
                                                            ==================     ==================
Units sold                                                           1,305,361              1,565,148
Units redeemed                                                        (897,361)            (1,246,242)
                                                            ------------------     ------------------
Net increase (decrease)                                                408,000                318,906
Units outstanding, beginning                                         3,474,911              3,156,005
                                                            ------------------     ------------------
Units outstanding, ending                                            3,882,911              3,474,911
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,414,586
Cost of units redeemed/account charges                                                     (2,637,264)
Net investment income (loss)                                                                 (127,855)
Net realized gain (loss)                                                                      121,286
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,029,159
                                                                                   ------------------
                                                                                   $        5,799,912
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.49        3,883     $    5,800          1.25%          23.2%
12/31/2009        1.21        3,475          4,214          1.25%          67.8%
12/31/2008        0.72        3,156          2,280          1.25%         -45.9%
12/31/2007        1.34          970          1,296          1.25%          26.3%
12/31/2006        1.06            0              0          1.25%           5.8%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.51            0     $        0          1.00%          23.5%
12/31/2009        1.22            0              0          1.00%          68.2%
12/31/2008        0.73            0              0          1.00%         -45.8%
12/31/2007        1.34            0              0          1.00%          26.6%
12/31/2006        1.06            0              0          1.00%           5.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.53            0     $        0          0.75%          23.8%
12/31/2009        1.23            0              0          0.75%          68.7%
12/31/2008        0.73            0              0          0.75%         -45.7%
12/31/2007        1.34            0              0          0.75%          27.0%
12/31/2006        1.06            0              0          0.75%           5.9%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54            0     $        0          0.50%          24.1%
12/31/2009        1.24            0              0          0.50%          69.1%
12/31/2008        0.73            0              0          0.50%         -45.5%
12/31/2007        1.35            0              0          0.50%          27.3%
12/31/2006        1.06            0              0          0.50%           5.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.56            0     $        0          0.25%          24.4%
12/31/2009        1.25            0              0          0.25%          69.5%
12/31/2008        0.74            0              0          0.25%         -45.4%
12/31/2007        1.35            0              0          0.25%          27.6%
12/31/2006        1.06            0              0          0.25%           6.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          0.00%          24.7%
12/31/2009        1.26            0              0          0.00%          69.9%
12/31/2008        0.74            0              0          0.00%         -45.3%
12/31/2007        1.36            0              0          0.00%          27.9%
12/31/2006        1.06            0              0          0.00%           6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          0.0%
2008          0.0%
2007          0.0%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Goldman Sachs Technology Tollkeeper Service Class - 38142Y864

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          711,868    $          579,205                   54,341
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (687)
                                    ------------------
Net assets                          $          711,181
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          664,802               454,023     $               1.46
Band 100                                             -                     -                     1.48
Band 75                                              -                     -                     1.50
Band 50                                              -                     -                     1.51
Band 25                                              -                     -                     1.53
Band 0                                          46,379                30,058                     1.54
                                    ------------------    ------------------
 Total                              $          711,181               484,081
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (6,468)
                                                                                 --------------------
Net investment income (loss)                                                                   (6,468)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       47,408
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           85,998
                                                                                 --------------------
Net gain (loss)                                                                               133,406
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            126,938
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (6,468)    $           (1,515)
Net realized gain (loss)                                                47,408                   (161)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    85,998                 62,000
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      126,938                 60,324
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               403,659                545,036
Cost of units redeemed                                                (271,465)              (184,254)
Account charges                                                           (319)                   (45)
                                                            ------------------     ------------------
Increase (decrease)                                                    131,875                360,737
                                                            ------------------     ------------------
Net increase (decrease)                                                258,813                421,061
Net assets, beginning                                                  452,368                 31,307
                                                            ------------------     ------------------
Net assets, ending                                          $          711,181     $          452,368
                                                            ==================     ==================
Units sold                                                             311,035                530,717
Units redeemed                                                        (205,812)              (195,638)
                                                            ------------------     ------------------
Net increase (decrease)                                                105,223                335,079
Units outstanding, beginning                                           378,858                 43,779
                                                            ------------------     ------------------
Units outstanding, ending                                              484,081                378,858
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,006,594
Cost of units redeemed/account charges                                                       (466,913)
Net investment income (loss)                                                                   (8,358)
Net realized gain (loss)                                                                       47,195
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          132,663
                                                                                   ------------------
                                                                                   $          711,181
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46          454     $      665          1.25%          22.6%
12/31/2009        1.19          379            452          1.25%          67.0%
12/31/2008        0.72           44             31          1.25%         -46.2%
12/31/2007        1.33            1              1          1.25%          25.8%
12/31/2006        1.06            0              0          1.25%           5.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.48            0     $        0          1.00%          22.9%
12/31/2009        1.20            0              0          1.00%          67.4%
12/31/2008        0.72            0              0          1.00%         -46.0%
12/31/2007        1.33            0              0          1.00%          26.1%
12/31/2006        1.06            0              0          1.00%           5.7%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.50            0     $        0          0.75%          23.2%
12/31/2009        1.21            0              0          0.75%          67.8%
12/31/2008        0.72            0              0          0.75%         -45.9%
12/31/2007        1.34            0              0          0.75%          26.4%
12/31/2006        1.06            0              0          0.75%           5.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.51            0     $        0          0.50%          23.6%
12/31/2009        1.22            0              0          0.50%          68.2%
12/31/2008        0.73            0              0          0.50%         -45.8%
12/31/2007        1.34            0              0          0.50%          26.7%
12/31/2006        1.06            0              0          0.50%           5.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.53            0     $        0          0.25%          23.9%
12/31/2009        1.23            0              0          0.25%          68.6%
12/31/2008        0.73            0              0          0.25%         -45.6%
12/31/2007        1.34            0              0          0.25%          27.0%
12/31/2006        1.06            0              0          0.25%           5.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54           30     $       46          0.00%          24.2%
12/31/2009        1.24            0              0          0.00%          69.1%
12/31/2008        0.73            0              0          0.00%         -45.5%
12/31/2007        1.35            0              0          0.00%          27.4%
12/31/2006        1.06            0              0          0.00%           5.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          0.0%
2008          0.0%
2007          0.0%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                     Henssler Equity - 426894101 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.07
Band 100                                             -                     -                     1.07
Band 75                                              -                     -                     1.07
Band 50                                              -                     -                     1.07
Band 25                                              -                     -                     1.07
Band 0                                               -                     -                     1.07
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          1.25%           0.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.25%           0.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  Invesco Basic Value Fund A Class - 00141M747

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          297,024    $          249,223                   14,097
Receivables: investments sold                      345    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          297,369
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          297,369               309,013     $               0.96
Band 100                                             -                     -                     0.98
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.07
                                    ------------------    ------------------
 Total                              $          297,369               309,013
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (3,467)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,467)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (18,043)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           36,139
                                                                                 --------------------
Net gain (loss)                                                                                18,096
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,629
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (3,467)    $              222
Net realized gain (loss)                                               (18,043)              (161,498)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    36,139                256,164
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       14,629                 94,888
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               123,613                (12,673)
Cost of units redeemed                                                 (69,932)               (51,955)
Account charges                                                              -                    (15)
                                                            ------------------     ------------------
Increase (decrease)                                                     53,681                (64,643)
                                                            ------------------     ------------------
Net increase (decrease)                                                 68,310                 30,245
Net assets, beginning                                                  229,059                198,814
                                                            ------------------     ------------------
Net assets, ending                                          $          297,369     $          229,059
                                                            ==================     ==================
Units sold                                                             132,652                130,762
Units redeemed                                                         (74,932)              (205,914)
                                                            ------------------     ------------------
Net increase (decrease)                                                 57,720                (75,152)
Units outstanding, beginning                                           251,293                326,445
                                                            ------------------     ------------------
Units outstanding, ending                                              309,013                251,293
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,171,183
Cost of units redeemed/account charges                                                       (894,067)
Net investment income (loss)                                                                  (19,816)
Net realized gain (loss)                                                                     (101,977)
Realized gain distributions                                                                    94,245
Net change in unrealized appreciation (depreciation)                                           47,801
                                                                                   ------------------
                                                                                   $          297,369
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.96          309     $      297          1.25%           5.6%
12/31/2009        0.91          251            229          1.25%          49.7%
12/31/2008        0.61          326            199          1.25%         -52.4%
12/31/2007        1.28          292            374          1.25%          -0.2%
12/31/2006        1.28          287            368          1.25%          11.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.98            0     $        0          1.00%           5.8%
12/31/2009        0.93            0              0          1.00%          50.0%
12/31/2008        0.62            0              0          1.00%         -52.3%
12/31/2007        1.29            0              0          1.00%           0.1%
12/31/2006        1.29            0              0          1.00%          12.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.00            0     $        0          0.75%           6.1%
12/31/2009        0.94            0              0          0.75%          50.4%
12/31/2008        0.63            0              0          0.75%         -52.2%
12/31/2007        1.31            0              0          0.75%           0.3%
12/31/2006        1.30            0              0          0.75%          12.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.50%           6.4%
12/31/2009        0.96            0              0          0.50%          50.8%
12/31/2008        0.63            0              0          0.50%         -52.1%
12/31/2007        1.32            0              0          0.50%           0.6%
12/31/2006        1.31            0              0          0.50%          12.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.25%           6.6%
12/31/2009        0.97            0              0          0.25%          51.2%
12/31/2008        0.64            0              0          0.25%         -52.0%
12/31/2007        1.34            0              0          0.25%           0.8%
12/31/2006        1.33            0              0          0.25%          12.9%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.00%           6.9%
12/31/2009        1.00            0              0          0.00%          51.6%
12/31/2008        0.66            0              0          0.00%         -51.8%
12/31/2007        1.37            0              0          0.00%           1.1%
12/31/2006        1.36            0              0          0.00%          13.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          1.5%
2008          0.2%
2007          0.9%
2006          0.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  Invesco Basic Value Fund R Class - 00141M614

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           86,936    $           79,634                    4,181
Receivables: investments sold                       50    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           86,986
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           86,986                82,732     $               1.05
Band 100                                             -                     -                     1.07
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.13
Band 0                                               -                     -                     1.15
                                    ------------------    ------------------
 Total                              $           86,986                82,732
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,298)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,298)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        5,178
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,971
                                                                                 --------------------
Net gain (loss)                                                                                11,149
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              9,851
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,298)    $              364
Net realized gain (loss)                                                 5,178                (15,326)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     5,971                 29,892
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        9,851                 14,930
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                67,252                 59,876
Cost of units redeemed                                                 (81,725)                (7,433)
Account charges                                                            (41)                   (37)
                                                            ------------------     ------------------
Increase (decrease)                                                    (14,514)                52,406
                                                            ------------------     ------------------
Net increase (decrease)                                                 (4,663)                67,336
Net assets, beginning                                                   91,649                 24,313
                                                            ------------------     ------------------
Net assets, ending                                          $           86,986     $           91,649
                                                            ==================     ==================
Units sold                                                             116,831                 67,386
Units redeemed                                                        (125,926)               (11,948)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (9,095)                55,438
Units outstanding, beginning                                            91,827                 36,389
                                                            ------------------     ------------------
Units outstanding, ending                                               82,732                 91,827
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          214,635
Cost of units redeemed/account charges                                                       (131,865)
Net investment income (loss)                                                                   (1,982)
Net realized gain (loss)                                                                      (14,507)
Realized gain distributions                                                                    13,403
Net change in unrealized appreciation (depreciation)                                            7,302
                                                                                   ------------------
                                                                                   $           86,986
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05           83     $       87          1.25%           5.3%
12/31/2009        1.00           92             92          1.25%          49.4%
12/31/2008        0.67           36             24          1.25%         -52.6%
12/31/2007        1.41           40             57          1.25%          -0.4%
12/31/2006        1.42           32             46          1.25%          11.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          1.00%           5.6%
12/31/2009        1.01            0              0          1.00%          49.8%
12/31/2008        0.68            0              0          1.00%         -52.5%
12/31/2007        1.42            0              0          1.00%          -0.2%
12/31/2006        1.43            0              0          1.00%          11.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          0.75%           5.9%
12/31/2009        1.03            0              0          0.75%          50.1%
12/31/2008        0.69            0              0          0.75%         -52.4%
12/31/2007        1.44            0              0          0.75%           0.1%
12/31/2006        1.44            0              0          0.75%          12.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.50%           6.1%
12/31/2009        1.05            0              0          0.50%          50.5%
12/31/2008        0.70            0              0          0.50%         -52.2%
12/31/2007        1.45            0              0          0.50%           0.3%
12/31/2006        1.45            0              0          0.50%          12.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.25%           6.4%
12/31/2009        1.06            0              0          0.25%          50.9%
12/31/2008        0.70            0              0          0.25%         -52.1%
12/31/2007        1.47            0              0          0.25%           0.6%
12/31/2006        1.46            0              0          0.25%          12.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          0.00%           6.7%
12/31/2009        1.08            0              0          0.00%          51.3%
12/31/2008        0.71            0              0          0.00%         -52.0%
12/31/2007        1.49            0              0          0.00%           0.8%
12/31/2006        1.47            0              0          0.00%          12.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          1.6%
2008          0.0%
2007          0.9%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        Invesco Capital Development Fund Institutional Class - 001413483

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           41,219    $           35,647                    2,372
Receivables: investments sold                        8    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           41,227
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           41,227                41,300     $               1.00
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.04
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
 Total                              $           41,227                41,300
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (466)
                                                                                 --------------------
Net investment income (loss)                                                                     (466)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,806)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            8,520
                                                                                 --------------------
Net gain (loss)                                                                                 6,714
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,248
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (466)    $             (218)
Net realized gain (loss)                                                (1,806)                  (771)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     8,520                  7,334
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        6,248                  6,345
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                47,362                  7,111
Cost of units redeemed                                                 (36,918)                (1,169)
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     10,444                  5,942
                                                            ------------------     ------------------
Net increase (decrease)                                                 16,692                 12,287
Net assets, beginning                                                   24,535                 12,248
                                                            ------------------     ------------------
Net assets, ending                                          $           41,227     $           24,535
                                                            ==================     ==================
Units sold                                                              55,137                 10,068
Units redeemed                                                         (42,875)                (1,449)
                                                            ------------------     ------------------
Net increase (decrease)                                                 12,262                  8,619
Units outstanding, beginning                                            29,038                 20,419
                                                            ------------------     ------------------
Units outstanding, ending                                               41,300                 29,038
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           78,627
Cost of units redeemed/account charges                                                        (39,849)
Net investment income (loss)                                                                     (915)
Net realized gain (loss)                                                                       (3,365)
Realized gain distributions                                                                     1,157
Net change in unrealized appreciation (depreciation)                                            5,572
                                                                                   ------------------
                                                                                   $           41,227
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.00           41     $       41          1.25%          18.1%
12/31/2009        0.84           29             25          1.25%          40.9%
12/31/2008        0.60           20             12          1.25%         -47.5%
12/31/2007        1.14           15             17          1.25%           9.8%
12/31/2006        1.04            0              0          1.25%           4.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.00%          18.4%
12/31/2009        0.85            0              0          1.00%          41.2%
12/31/2008        0.60            0              0          1.00%         -47.4%
12/31/2007        1.15            0              0          1.00%          10.1%
12/31/2006        1.04            0              0          1.00%           4.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.75%          18.7%
12/31/2009        0.86            0              0          0.75%          41.6%
12/31/2008        0.61            0              0          0.75%         -47.2%
12/31/2007        1.15            0              0          0.75%          10.3%
12/31/2006        1.04            0              0          0.75%           4.2%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.50%          19.0%
12/31/2009        0.87            0              0          0.50%          41.9%
12/31/2008        0.61            0              0          0.50%         -47.1%
12/31/2007        1.15            0              0          0.50%          10.6%
12/31/2006        1.04            0              0          0.50%           4.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          0.25%          19.3%
12/31/2009        0.87            0              0          0.25%          42.3%
12/31/2008        0.61            0              0          0.25%         -47.0%
12/31/2007        1.16            0              0          0.25%          10.9%
12/31/2006        1.04            0              0          0.25%           4.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05            0     $        0          0.00%          19.6%
12/31/2009        0.88            0              0          0.00%          42.6%
12/31/2008        0.62            0              0          0.00%         -46.8%
12/31/2007        1.16            0              0          0.00%          11.2%
12/31/2006        1.04            0              0          0.00%           4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          0.0%
2008          0.0%
2007          0.0%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Invesco Capital Development Fund R Class - 001413459

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            3,300    $            3,011                      206
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            3,300
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                1                     1     $               0.97
Band 100                                         3,299                 3,373                     0.98
Band 75                                              -                     -                     0.99
Band 50                                              -                     -                     1.00
Band 25                                              -                     -                     1.01
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $            3,300                 3,374
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (27)
                                                                                 --------------------
Net investment income (loss)                                                                      (27)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (2)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              514
                                                                                 --------------------
Net gain (loss)                                                                                   512
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                485
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (27)    $              (19)
Net realized gain (loss)                                                    (2)                    (5)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       514                    718
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          485                    694
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   280                    222
Cost of units redeemed                                                       -                      6
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                        280                    228
                                                            ------------------     ------------------
Net increase (decrease)                                                    765                    922
Net assets, beginning                                                    2,535                  1,613
                                                            ------------------     ------------------
Net assets, ending                                          $            3,300     $            2,535
                                                            ==================     ==================
Units sold                                                                 302                    357
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                    302                    357
Units outstanding, beginning                                             3,072                  2,715
                                                            ------------------     ------------------
Units outstanding, ending                                                3,374                  3,072
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            3,085
Cost of units redeemed/account charges                                                              6
Net investment income (loss)                                                                      (58)
Net realized gain (loss)                                                                          (22)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              289
                                                                                   ------------------
                                                                                   $            3,300
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.97            0     $        0          1.25%          17.3%
12/31/2009        0.83            3              3          1.25%          38.9%
12/31/2008        0.59            3              2          1.25%         -47.9%
12/31/2007        1.13            0              0          1.25%           9.0%
12/31/2006        1.04            0              0          1.25%           3.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.98            3     $        3          1.00%          17.6%
12/31/2009        0.83            0              0          1.00%          40.0%
12/31/2008        0.59            0              0          1.00%         -47.7%
12/31/2007        1.14            0              0          1.00%           9.3%
12/31/2006        1.04            0              0          1.00%           4.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.99            0     $        0          0.75%          17.9%
12/31/2009        0.84            0              0          0.75%          40.3%
12/31/2008        0.60            0              0          0.75%         -47.6%
12/31/2007        1.14            0              0          0.75%           9.6%
12/31/2006        1.04            0              0          0.75%           4.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.00            0     $        0          0.50%          18.2%
12/31/2009        0.85            0              0          0.50%          40.7%
12/31/2008        0.60            0              0          0.50%         -47.5%
12/31/2007        1.14            0              0          0.50%           9.9%
12/31/2006        1.04            0              0          0.50%           4.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          0.25%          18.5%
12/31/2009        0.85            0              0          0.25%          41.1%
12/31/2008        0.60            0              0          0.25%         -47.3%
12/31/2007        1.15            0              0          0.25%          10.2%
12/31/2006        1.04            0              0          0.25%           4.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.00%          18.8%
12/31/2009        0.86            0              0          0.00%          41.4%
12/31/2008        0.61            0              0          0.00%         -47.2%
12/31/2007        1.15            0              0          0.00%          10.4%
12/31/2006        1.04            0              0          0.00%           4.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          0.0%
2008          0.0%
2007          0.0%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    Invesco Dynamics Fund A Class - 00142C284

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            2,221    $            1,857                       99
Receivables: investments sold                        1    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            2,222
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            2,222                 2,207     $               1.01
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
 Total                              $            2,222                 2,207
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (15)
                                                                                 --------------------
Net investment income (loss)                                                                      (15)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              364
                                                                                 --------------------
Net gain (loss)                                                                                   364
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                349
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (15)    $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       364                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          349                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 1,873                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                      1,873                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  2,222                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            2,222     $                -
                                                            ==================     ==================
Units sold                                                               2,207                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  2,207                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                2,207                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            1,873
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                      (15)
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              364
                                                                                   ------------------
                                                                                   $            2,222
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            2     $        2          1.25%          21.9%
12/31/2009        0.83            0              0          1.25%          41.1%
12/31/2008        0.59            0              0          1.25%         -41.5%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.00%          22.2%
12/31/2009        0.83            0              0          1.00%          41.4%
12/31/2008        0.59            0              0          1.00%         -41.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.75%          22.5%
12/31/2009        0.83            0              0          0.75%          41.8%
12/31/2008        0.59            0              0          0.75%         -41.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.50%          22.8%
12/31/2009        0.84            0              0          0.50%          42.2%
12/31/2008        0.59            0              0          0.50%         -41.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.25%          23.2%
12/31/2009        0.84            0              0          0.25%          42.5%
12/31/2008        0.59            0              0          0.25%         -41.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          0.00%          23.5%
12/31/2009        0.84            0              0          0.00%          42.9%
12/31/2008        0.59            0              0          0.00%         -41.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          0.0%
2008          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Invesco Dynamics Fund Investor Class - 00142C243

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          686,128    $          594,253                   30,823
Receivables: investments sold                      175    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          686,303
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          686,303               252,606     $               2.72
Band 100                                             -                     -                     2.77
Band 75                                              -                     -                     2.82
Band 50                                              -                     -                     2.87
Band 25                                              -                     -                     2.92
Band 0                                               -                     -                     3.31
                                    ------------------    ------------------
 Total                              $          686,303               252,606
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (7,348)
                                                                                 --------------------
Net investment income (loss)                                                                   (7,348)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,765)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          139,632
                                                                                 --------------------
Net gain (loss)                                                                               130,867
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            123,519
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (7,348)    $           (5,367)
Net realized gain (loss)                                                (8,765)               (29,576)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   139,632                190,238
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      123,519                155,295
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                61,763                 52,731
Cost of units redeemed                                                 (39,961)               (42,468)
Account charges                                                           (148)                  (441)
                                                            ------------------     ------------------
Increase (decrease)                                                     21,654                  9,822
                                                            ------------------     ------------------
Net increase (decrease)                                                145,173                165,117
Net assets, beginning                                                  541,130                376,013
                                                            ------------------     ------------------
Net assets, ending                                          $          686,303     $          541,130
                                                            ==================     ==================
Units sold                                                              37,700                 47,585
Units redeemed                                                         (27,944)               (42,830)
                                                            ------------------     ------------------
Net increase (decrease)                                                  9,756                  4,755
Units outstanding, beginning                                           242,850                238,095
                                                            ------------------     ------------------
Units outstanding, ending                                              252,606                242,850
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,327,620
Cost of units redeemed/account charges                                                       (755,369)
Net investment income (loss)                                                                  (37,631)
Net realized gain (loss)                                                                       59,808
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           91,875
                                                                                   ------------------
                                                                                   $          686,303
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.72          253     $      686          1.25%          21.9%
12/31/2009        2.23          243            541          1.25%          41.1%
12/31/2008        1.58          238            376          1.25%         -47.7%
12/31/2007        3.02          192            580          1.25%          10.9%
12/31/2006        2.72          180            489          1.25%          14.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.77            0     $        0          1.00%          22.2%
12/31/2009        2.26            0              0          1.00%          41.4%
12/31/2008        1.60            0              0          1.00%         -47.6%
12/31/2007        3.05            0              0          1.00%          11.2%
12/31/2006        2.75            0              0          1.00%          15.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.82            0     $        0          0.75%          22.5%
12/31/2009        2.30            0              0          0.75%          41.8%
12/31/2008        1.62            0              0          0.75%         -47.5%
12/31/2007        3.09            0              0          0.75%          11.5%
12/31/2006        2.77            0              0          0.75%          15.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.87            0     $        0          0.50%          22.8%
12/31/2009        2.34            0              0          0.50%          42.2%
12/31/2008        1.64            0              0          0.50%         -47.3%
12/31/2007        3.12            0              0          0.50%          11.8%
12/31/2006        2.79            0              0          0.50%          15.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.92            0     $        0          0.25%          23.2%
12/31/2009        2.37            0              0          0.25%          42.5%
12/31/2008        1.66            0              0          0.25%         -47.2%
12/31/2007        3.15            0              0          0.25%          12.1%
12/31/2006        2.81            0              0          0.25%          16.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.31            0     $        0          0.00%          23.5%
12/31/2009        2.68            0              0          0.00%          42.9%
12/31/2008        1.88            0              0          0.00%         -47.1%
12/31/2007        3.54            0              0          0.00%          12.3%
12/31/2006        3.15            0              0          0.00%          16.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          0.0%
2009          0.0%
2008          0.0%
2007          0.0%
2006          0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                     Invesco Energy Fund A Class - 00142F204

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,413,046    $        2,769,312                   82,420
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (7,005)
                                    ------------------
Net assets                          $        3,406,041
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,238,060               935,608     $               3.46
Band 100                                        66,519                18,875                     3.52
Band 75                                              -                     -                     3.59
Band 50                                              -                     -                     3.65
Band 25                                              -                     -                     3.72
Band 0                                         101,462                26,621                     3.81
                                    ------------------    ------------------
 Total                              $        3,406,041               981,104
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,579
Mortality & expense charges                                                                   (35,626)
                                                                                 --------------------
Net investment income (loss)                                                                  (33,047)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (404,119)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          861,712
                                                                                 --------------------
Net gain (loss)                                                                               457,593
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            424,546
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (33,047)    $          (22,018)
Net realized gain (loss)                                              (404,119)              (358,765)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   861,712              1,061,141
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      424,546                680,358
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,485,818              1,416,502
Cost of units redeemed                                              (1,139,294)              (969,208)
Account charges                                                         (1,733)                (1,411)
                                                            ------------------     ------------------
Increase (decrease)                                                    344,791                445,883
                                                            ------------------     ------------------
Net increase (decrease)                                                769,337              1,126,241
Net assets, beginning                                                2,636,704              1,510,463
                                                            ------------------     ------------------
Net assets, ending                                          $        3,406,041     $        2,636,704
                                                            ==================     ==================
Units sold                                                             502,216                555,176
Units redeemed                                                        (396,578)              (393,540)
                                                            ------------------     ------------------
Net increase (decrease)                                                105,638                161,636
Units outstanding, beginning                                           875,466                713,830
                                                            ------------------     ------------------
Units outstanding, ending                                              981,104                875,466
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,481,579
Cost of units redeemed/account charges                                                     (3,104,091)
Net investment income (loss)                                                                  (90,273)
Net realized gain (loss)                                                                     (843,821)
Realized gain distributions                                                                   318,913
Net change in unrealized appreciation (depreciation)                                          643,734
                                                                                   ------------------
                                                                                   $        3,406,041
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.46          936     $    3,238          1.25%          15.2%
12/31/2009          3.00          834          2,505          1.25%          42.3%
12/31/2008          2.11          677          1,429          1.25%         -44.7%
12/31/2007          3.81          335          1,279          1.25%          43.3%
12/31/2006          2.66          118            313          1.25%           8.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.52           19     $       67          1.00%          15.5%
12/31/2009          3.05           21             64          1.00%          42.7%
12/31/2008          2.14           17             36          1.00%         -44.5%
12/31/2007          3.86            0              0          1.00%          43.7%
12/31/2006          2.68            0              0          1.00%           8.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.59            0     $        0          0.75%          15.8%
12/31/2009          3.10            0              0          0.75%          43.0%
12/31/2008          2.17            0              0          0.75%         -44.4%
12/31/2007          3.90            0              0          0.75%          44.1%
12/31/2006          2.70            0              0          0.75%           8.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.65            0     $        0          0.50%          16.1%
12/31/2009          3.15            0              0          0.50%          43.4%
12/31/2008          2.20            0              0          0.50%         -44.2%
12/31/2007          3.94            0              0          0.50%          44.4%
12/31/2006          2.73            0              0          0.50%           9.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.72            0     $        0          0.25%          16.3%
12/31/2009          3.20            0              0          0.25%          43.8%
12/31/2008          2.22            0              0          0.25%         -44.1%
12/31/2007          3.98            0              0          0.25%          44.8%
12/31/2006          2.75            0              0          0.25%           9.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.81           27     $      101          0.00%          16.6%
12/31/2009          3.27           21             67          0.00%          44.1%
12/31/2008          2.27           20             46          0.00%         -44.0%
12/31/2007          4.05           19             78          0.00%          45.1%
12/31/2006          2.79            0              0          0.00%           9.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.1%
2009                     0.1%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Invesco Energy Fund Investor Class - 00142F105

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,782,737    $        1,409,649                   43,196
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (10,444)
                                    ------------------
Net assets                          $        1,772,293
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,772,293               614,977     $               2.88
Band 100                                             -                     -                     2.93
Band 75                                              -                     -                     2.99
Band 50                                              -                     -                     3.04
Band 25                                              -                     -                     3.10
Band 0                                               -                     -                     3.26
                                    ------------------    ------------------
 Total                              $        1,772,293               614,977
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,330
Mortality & expense charges                                                                   (17,391)
                                                                                 --------------------
Net investment income (loss)                                                                  (16,061)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (154,030)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          410,199
                                                                                 --------------------
Net gain (loss)                                                                               256,169
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            240,108
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (16,061)    $          (14,565)
Net realized gain (loss)                                              (154,030)              (271,365)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   410,199                732,001
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      240,108                446,071
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               668,968                252,078
Cost of units redeemed                                                (433,731)              (374,442)
Account charges                                                           (406)                (1,962)
                                                            ------------------     ------------------
Increase (decrease)                                                    234,831               (124,326)
                                                            ------------------     ------------------
Net increase (decrease)                                                474,939                321,745
Net assets, beginning                                                1,297,354                975,609
                                                            ------------------     ------------------
Net assets, ending                                          $        1,772,293     $        1,297,354
                                                            ==================     ==================
Units sold                                                             280,790                277,127
Units redeemed                                                        (184,528)              (313,378)
                                                            ------------------     ------------------
Net increase (decrease)                                                 96,262                (36,251)
Units outstanding, beginning                                           518,715                554,966
                                                            ------------------     ------------------
Units outstanding, ending                                              614,977                518,715
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,269,225
Cost of units redeemed/account charges                                                     (2,894,641)
Net investment income (loss)                                                                  (79,026)
Net realized gain (loss)                                                                     (350,169)
Realized gain distributions                                                                   453,816
Net change in unrealized appreciation (depreciation)                                          373,088
                                                                                   ------------------
                                                                                   $        1,772,293
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.88          615     $   1,772           1.25%          15.2%
12/31/2009          2.50          519         1,297           1.25%          42.3%
12/31/2008          1.76          555           976           1.25%         -44.7%
12/31/2007          3.18          514         1,633           1.25%          43.3%
12/31/2006          2.22          312           691           1.25%           8.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.93            0     $        0          1.00%          15.5%
12/31/2009          2.54            0              0          1.00%          42.6%
12/31/2008          1.78            0              0          1.00%         -44.5%
12/31/2007          3.21            0              0          1.00%          43.7%
12/31/2006          2.23            0              0          1.00%           8.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.99            0     $        0          0.75%          15.8%
12/31/2009          2.58            0              0          0.75%          43.0%
12/31/2008          1.80            0              0          0.75%         -44.4%
12/31/2007          3.24            0              0          0.75%          44.1%
12/31/2006          2.25            0              0          0.75%           8.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.04            0     $        0          0.50%          16.1%
12/31/2009          2.62            0              0          0.50%          43.3%
12/31/2008          1.83            0              0          0.50%         -44.2%
12/31/2007          3.28            0              0          0.50%          44.4%
12/31/2006          2.27            0              0          0.50%           9.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.10            0     $        0          0.25%          16.4%
12/31/2009          2.66            0              0          0.25%          43.7%
12/31/2008          1.85            0              0          0.25%         -44.1%
12/31/2007          3.31            0              0          0.25%          44.8%
12/31/2006          2.29            0              0          0.25%           9.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.26            0     $        0          0.00%          16.7%
12/31/2009          2.79            0              0          0.00%          44.1%
12/31/2008          1.94            0              0          0.00%         -44.0%
12/31/2007          3.46            0              0          0.00%          45.1%
12/31/2006          2.38            0              0          0.00%           9.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.1%
2009                     0.1%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Invesco Financial Services Fund A Class - 00142F709

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          111,568    $          105,621                   13,458
Receivables: investments sold                       84    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          111,652
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           77,138               116,325     $               0.66
Band 100                                        34,312                50,811                     0.68
Band 75                                              -                     -                     0.69
Band 50                                              -                     -                     0.70
Band 25                                              -                     -                     0.71
Band 0                                             202                   276                     0.73
                                    ------------------    ------------------
 Total                              $          111,652               167,412
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,420)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,420)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       25,866
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (19,626)
                                                                                 --------------------
Net gain (loss)                                                                                 6,240
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,820
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,420)    $            1,334
Net realized gain (loss)                                                25,866                (38,618)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   (19,626)                73,580
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        4,820                 36,296
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                85,088                 62,973
Cost of units redeemed                                                 (67,913)               (52,702)
Account charges                                                            (33)                   (24)
                                                            ------------------     ------------------
Increase (decrease)                                                     17,142                 10,247
                                                            ------------------     ------------------
Net increase (decrease)                                                 21,962                 46,543
Net assets, beginning                                                   89,690                 43,147
                                                            ------------------     ------------------
Net assets, ending                                          $          111,652     $           89,690
                                                            ==================     ==================
Units sold                                                             130,501                147,370
Units redeemed                                                        (109,912)               (89,271)
                                                            ------------------     ------------------
Net increase (decrease)                                                 20,589                 58,099
Units outstanding, beginning                                           146,823                 88,724
                                                            ------------------     ------------------
Units outstanding, ending                                              167,412                146,823
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          315,821
Cost of units redeemed/account charges                                                       (191,282)
Net investment income (loss)                                                                      444
Net realized gain (loss)                                                                      (31,192)
Realized gain distributions                                                                    11,914
Net change in unrealized appreciation (depreciation)                                            5,947
                                                                                   ------------------
                                                                                   $          111,652
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/14/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.66          116     $       77          1.25%           9.2%
12/31/2009          0.61           98             59          1.25%          25.8%
12/31/2008          0.48           45             22          1.25%         -60.8%
12/31/2007          1.23           27             33          1.25%         -23.9%
12/31/2006          1.62            8             13          1.25%          14.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.68           51     $       34          1.00%           9.4%
12/31/2009          0.62           49             30          1.00%          26.1%
12/31/2008          0.49           43             21          1.00%         -60.7%
12/31/2007          1.24            0              0          1.00%         -23.7%
12/31/2006          1.63            0              0          1.00%          15.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.69            0     $        0          0.75%           9.7%
12/31/2009          0.63            0              0          0.75%          26.4%
12/31/2008          0.50            0              0          0.75%         -60.6%
12/31/2007          1.26            0              0          0.75%         -23.5%
12/31/2006          1.64            0              0          0.75%          15.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.70            0     $        0          0.50%          10.0%
12/31/2009          0.64            0              0          0.50%          26.8%
12/31/2008          0.50            0              0          0.50%         -60.5%
12/31/2007          1.27            0              0          0.50%         -23.3%
12/31/2006          1.66            0              0          0.50%          15.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.71            0     $        0          0.25%          10.3%
12/31/2009          0.65            0              0          0.25%          27.1%
12/31/2008          0.51            0              0          0.25%         -60.4%
12/31/2007          1.28            0              0          0.25%         -23.1%
12/31/2006          1.67            0              0          0.25%          16.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.73            0     $        0          0.00%          10.5%
12/31/2009          0.66            1              0          0.00%          27.4%
12/31/2008          0.52            1              0          0.00%         -60.3%
12/31/2007          1.30            0              0          0.00%         -22.9%
12/31/2006          1.69            0              0          0.00%          16.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     3.3%
2008                     2.0%
2007                     2.7%
2006                     1.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Invesco Financial Services Fund Investor Class - 00142F600

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          161,475    $          127,469                   19,315
Receivables: investments sold                       50    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          161,525
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          161,525               290,382     $               0.56
Band 100                                             -                     -                     0.57
Band 75                                              -                     -                     0.58
Band 50                                              -                     -                     0.59
Band 25                                              -                     -                     0.60
Band 0                                               -                     -                     0.63
                                    ------------------    ------------------
 Total                              $          161,525               290,382
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,098)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,098)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (67,898)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           85,724
                                                                                 --------------------
Net gain (loss)                                                                                17,826
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             15,728
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,098)    $            2,777
Net realized gain (loss)                                               (67,898)               (77,683)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    85,724                108,183
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       15,728                 33,277
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                66,266                 39,499
Cost of units redeemed                                                 (77,200)               (20,659)
Account charges                                                            (12)                  (134)
                                                            ------------------     ------------------
Increase (decrease)                                                    (10,946)                18,706
                                                            ------------------     ------------------
Net increase (decrease)                                                  4,782                 51,983
Net assets, beginning                                                  156,743                104,760
                                                            ------------------     ------------------
Net assets, ending                                          $          161,525     $          156,743
                                                            ==================     ==================
Units sold                                                             133,726                106,840
Units redeemed                                                        (151,078)               (57,752)
                                                            ------------------     ------------------
Net increase (decrease)                                                (17,352)                49,088
Units outstanding, beginning                                           307,734                258,646
                                                            ------------------     ------------------
Units outstanding, ending                                              290,382                307,734
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          841,858
Cost of units redeemed/account charges                                                       (568,745)
Net investment income (loss)                                                                      969
Net realized gain (loss)                                                                     (257,833)
Realized gain distributions                                                                   111,270
Net change in unrealized appreciation (depreciation)                                           34,006
                                                                                   ------------------
                                                                                   $          161,525
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.56          290     $      162          1.25%           9.2%
12/31/2009          0.51          308            157          1.25%          25.8%
12/31/2008          0.41          259            105          1.25%         -60.8%
12/31/2007          1.03          223            230          1.25%         -23.9%
12/31/2006          1.36          252            341          1.25%          14.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.57            0     $        0          1.00%           9.5%
12/31/2009          0.52            0              0          1.00%          26.1%
12/31/2008          0.41            0              0          1.00%         -60.7%
12/31/2007          1.04            0              0          1.00%         -23.7%
12/31/2006          1.37            0              0          1.00%          15.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.58            0     $        0          0.75%           9.8%
12/31/2009          0.53            0              0          0.75%          26.4%
12/31/2008          0.42            0              0          0.75%         -60.6%
12/31/2007          1.05            0              0          0.75%         -23.5%
12/31/2006          1.38            0              0          0.75%          15.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.59            0     $        0          0.50%          10.0%
12/31/2009          0.53            0              0          0.50%          26.7%
12/31/2008          0.42            0              0          0.50%         -60.5%
12/31/2007          1.07            0              0          0.50%         -23.3%
12/31/2006          1.39            0              0          0.50%          15.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.60            0     $        0          0.25%          10.3%
12/31/2009          0.54            0              0          0.25%          27.0%
12/31/2008          0.43            0              0          0.25%         -60.4%
12/31/2007          1.08            0              0          0.25%         -23.1%
12/31/2006          1.40            0              0          0.25%          16.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.63            0     $        0          0.00%          10.6%
12/31/2009          0.57            0              0          0.00%          27.3%
12/31/2008          0.45            0              0          0.00%         -60.3%
12/31/2007          1.12            0              0          0.00%         -22.9%
12/31/2006          1.46            0              0          0.00%          16.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     3.2%
2008                     1.1%
2007                     1.7%
2006                     1.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Invesco Global Equity Fund A Class - 00141M572

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          131,313    $          117,873                   12,226
Receivables: investments sold                       11    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          131,324
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          131,324                94,735     $               1.39
Band 100                                             -                     -                     1.41
Band 75                                              -                     -                     1.44
Band 50                                              -                     -                     1.46
Band 25                                              -                     -                     1.49
Band 0                                               -                     -                     1.52
                                    ------------------    ------------------
 Total                              $          131,324                94,735
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,674
Mortality & expense charges                                                                    (1,517)
                                                                                 --------------------
Net investment income (loss)                                                                      157
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (13,378)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           28,075
                                                                                 --------------------
Net gain (loss)                                                                                14,697
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,854
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              157     $            1,135
Net realized gain (loss)                                               (13,378)               (42,141)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    28,075                 58,792
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       14,854                 17,786
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                24,056                 46,733
Cost of units redeemed                                                 (26,259)               (40,267)
Account charges                                                           (143)                  (158)
                                                            ------------------     ------------------
Increase (decrease)                                                     (2,346)                 6,308
                                                            ------------------     ------------------
Net increase (decrease)                                                 12,508                 24,094
Net assets, beginning                                                  118,816                 94,722
                                                            ------------------     ------------------
Net assets, ending                                          $          131,324     $          118,816
                                                            ==================     ==================
Units sold                                                              26,478                 42,669
Units redeemed                                                         (27,395)               (43,009)
                                                            ------------------     ------------------
Net increase (decrease)                                                   (917)                  (340)
Units outstanding, beginning                                            95,652                 95,992
                                                            ------------------     ------------------
Units outstanding, ending                                               94,735                 95,652
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,520,355
Cost of units redeemed/account charges                                                     (4,859,422)
Net investment income (loss)                                                                  264,110
Net realized gain (loss)                                                                     (422,498)
Realized gain distributions                                                                   615,339
Net change in unrealized appreciation (depreciation)                                           13,440
                                                                                   ------------------
                                                                                   $          131,324
                                                                                   ==================

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39          95      $      131          1.25%          11.6%
12/31/2009          1.24          96             119          1.25%          25.9%
12/31/2008          0.99          96              95          1.25%         -44.6%
12/31/2007          1.78          89             158          1.25%           3.9%
12/31/2006          1.71       2,078           3,562          1.25%          17.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41            0     $        0          1.00%          11.9%
12/31/2009          1.26            0              0          1.00%          26.2%
12/31/2008          1.00            0              0          1.00%         -44.5%
12/31/2007          1.80            0              0          1.00%           4.1%
12/31/2006          1.73            0              0          1.00%          17.7%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44            0     $        0          0.75%          12.2%
12/31/2009          1.28            0              0          0.75%          26.5%
12/31/2008          1.01            0              0          0.75%         -44.3%
12/31/2007          1.82            0              0          0.75%           4.4%
12/31/2006          1.74            0              0          0.75%          18.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          0.50%          12.4%
12/31/2009          1.30            0              0          0.50%          26.8%
12/31/2008          1.03            0              0          0.50%         -44.2%
12/31/2007          1.84            0              0          0.50%           4.7%
12/31/2006          1.76            0              0          0.50%          18.3%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.25%          12.7%
12/31/2009          1.32            0              0          0.25%          27.1%
12/31/2008          1.04            0              0          0.25%         -44.0%
12/31/2007          1.86            0              0          0.25%           4.9%
12/31/2006          1.77            0              0          0.25%          18.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.52            0     $        0          0.00%          13.0%
12/31/2009          1.34            0              0          0.00%          27.5%
12/31/2008          1.05            0              0          0.00%         -43.9%
12/31/2007          1.88            0              0          0.00%           5.2%
12/31/2006          1.79            0              0          0.00%          18.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      1.3%
2009                      2.1%
2008                      0.3%
2007                     16.1%
2006                      2.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Invesco Global Equity Fund Institutional Class - 00141M374

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          279,334    $          253,095                   25,674
Receivables: investments sold                      287    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          279,621
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          279,621               365,161     $               0.77
Band 100                                             -                     -                     0.77
Band 75                                              -                     -                     0.78
Band 50                                              -                     -                     0.79
Band 25                                              -                     -                     0.79
Band 0                                               -                     -                     0.80
                                    ------------------    ------------------
 Total                              $          279,621               365,161
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,757
Mortality & expense charges                                                                    (8,544)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,787)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (382,789)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          355,167
                                                                                 --------------------
Net gain (loss)                                                                               (27,622)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            (30,409)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,787)    $           38,598
Net realized gain (loss)                                              (382,789)              (645,963)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   355,167              1,151,938
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      (30,409)               544,573
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               121,716               (467,754)
Cost of units redeemed                                              (1,471,790)              (321,151)
Account charges                                                              -                   (135)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,350,074)              (789,040)
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,380,483)              (244,467)
Net assets, beginning                                                1,660,104              1,904,571
                                                            ------------------     ------------------
Net assets, ending                                          $          279,621     $        1,660,104
                                                            ==================     ==================
Units sold                                                             177,203                735,372
Units redeemed                                                      (2,247,676)            (1,845,045)
                                                            ------------------     ------------------
Net increase (decrease)                                             (2,070,473)            (1,109,673)
Units outstanding, beginning                                         2,435,634              3,545,307
                                                            ------------------     ------------------
Units outstanding, ending                                              365,161              2,435,634
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,640,938
Cost of units redeemed/account charges                                                     (2,203,999)
Net investment income (loss)                                                                    3,521
Net realized gain (loss)                                                                   (1,328,187)
Realized gain distributions                                                                   141,109
Net change in unrealized appreciation (depreciation)                                           26,239
                                                                                   ------------------
                                                                                   $          279,621
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.77          365     $      280          1.25%          12.3%
12/31/2009          0.68        2,436          1,660          1.25%          26.9%
12/31/2008          0.54        3,545          1,905          1.25%         -44.3%
12/31/2007          0.97        3,818          3,686          1.25%          -3.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.77            0     $        0          1.00%          12.6%
12/31/2009          0.69            0              0          1.00%          27.2%
12/31/2008          0.54            0              0          1.00%         -44.2%
12/31/2007          0.97            0              0          1.00%          -3.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.78            0     $        0          0.75%          12.9%
12/31/2009          0.69            0              0          0.75%          27.5%
12/31/2008          0.54            0              0          0.75%         -44.1%
12/31/2007          0.97            0              0          0.75%          -3.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.79            0     $        0          0.50%          13.2%
12/31/2009          0.70            0              0          0.50%          27.8%
12/31/2008          0.54            0              0          0.50%         -43.9%
12/31/2007          0.97            0              0          0.50%          -3.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.79            0     $        0          0.25%          13.5%
12/31/2009          0.70            0              0          0.25%          28.2%
12/31/2008          0.55            0              0          0.25%         -43.8%
12/31/2007          0.97            0              0          0.25%          -2.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.80            0     $        0          0.00%          13.8%
12/31/2009          0.70            0              0          0.00%          28.5%
12/31/2008          0.55            0              0          0.00%         -43.6%
12/31/2007          0.97            0              0          0.00%          -2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.6%
2009                     3.7%
2008                     0.3%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Invesco Global Health Care Fund A Class - 00141T106

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          354,642    $          327,420                   13,272
Receivables: investments sold                    1,622    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          356,264
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          341,345               239,454     $               1.43
Band 100                                        13,079                 9,010                     1.45
Band 75                                              -                     -                     1.48
Band 50                                              -                     -                     1.51
Band 25                                              -                     -                     1.53
Band 0                                           1,840                 1,172                     1.57
                                    ------------------    ------------------
 Total                              $          356,264               249,636
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (3,500)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,500)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       19,316
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (7,785)
                                                                                 --------------------
Net gain (loss)                                                                                11,531
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,031
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (3,500)     $           (1,623)
Net realized gain (loss)                                                19,316                 (10,499)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    (7,785)                 51,785
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                        8,031                  39,663
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               205,507                 195,906
Cost of units redeemed                                                 (80,876)                (70,374)
Account charges                                                           (153)                   (101)
                                                            ------------------      ------------------
Increase (decrease)                                                    124,478                 125,431
                                                            ------------------      ------------------
Net increase (decrease)                                                132,509                 165,094
Net assets, beginning                                                  223,755                  58,661
                                                            ------------------      ------------------
Net assets, ending                                          $          356,264      $          223,755
                                                            ==================      ==================
Units sold                                                             147,131                 168,317
Units redeemed                                                         (59,507)                (59,435)
                                                            ------------------      ------------------
Net increase (decrease)                                                 87,624                 108,882
Units outstanding, beginning                                           162,012                  53,130
                                                            ------------------      ------------------
Units outstanding, ending                                              249,636                 162,012
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        645,239
Cost of units redeemed/account charges                                                        (314,656)
Net investment income (loss)                                                                    (6,447)
Net realized gain (loss)                                                                        (1,918)
Realized gain distributions                                                                      6,824
Net change in unrealized appreciation (depreciation)                                            27,222
                                                                                      ----------------
                                                                                      $        356,264
                                                                                      ================

* Date of Fund Inception into Variable Account: 4/14/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43          239     $      341          1.25%           3.4%
12/31/2009        1.38          152            209          1.25%          25.9%
12/31/2008        1.10           42             46          1.25%         -29.3%
12/31/2007        1.55           33             51          1.25%          10.1%
12/31/2006        1.41            3              4          1.25%           3.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            9     $       13          1.00%           3.6%
12/31/2009        1.40            9             13          1.00%          26.2%
12/31/2008        1.11            7              8          1.00%         -29.1%
12/31/2007        1.57            2              3          1.00%          10.4%
12/31/2006        1.42            2              3          1.00%           3.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.48            0     $        0          0.75%           3.9%
12/31/2009        1.42            0              0          0.75%          26.5%
12/31/2008        1.12            0              0          0.75%         -28.9%
12/31/2007        1.58            0              0          0.75%          10.7%
12/31/2006        1.43            0              0          0.75%           3.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.51            0     $        0          0.50%           4.1%
12/31/2009        1.45            0              0          0.50%          26.8%
12/31/2008        1.14            0              0          0.50%         -28.7%
12/31/2007        1.60            0              0          0.50%          11.0%
12/31/2006        1.44            0              0          0.50%           3.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.53            0     $        0          0.25%           4.4%
12/31/2009        1.47            0              0          0.25%          27.1%
12/31/2008        1.15            0              0          0.25%         -28.5%
12/31/2007        1.62            0              0          0.25%          11.2%
12/31/2006        1.45            0              0          0.25%           4.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            1     $        2          0.00%           4.7%
12/31/2009        1.50            1              1          0.00%          27.5%
12/31/2008        1.18            4              5          0.00%         -28.4%
12/31/2007        1.64            0              0          0.00%          11.5%
12/31/2006        1.47            0              0          0.00%           4.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Invesco Global Health Care Fund Investor Class - 00141T171

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          334,447    $          312,885                   12,516
Receivables: investments sold                      505    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          334,952
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          334,952               278,035     $               1.20
Band 100                                             -                     -                     1.23
Band 75                                              -                     -                     1.25
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.36
                                    ------------------    ------------------
 Total                              $          334,952               278,035
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (4,103)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,103)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (9,395)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           23,383
                                                                                 --------------------
Net gain (loss)                                                                                13,988
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              9,885
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (4,103)     $           (4,304)
Net realized gain (loss)                                                (9,395)                (52,614)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    23,383                 137,395
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                        9,885                  80,477
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                62,355                  57,665
Cost of units redeemed                                                 (55,152)               (147,848)
Account charges                                                           (380)                   (370)
                                                            ------------------      ------------------
Increase (decrease)                                                      6,823                 (90,553)
                                                            ------------------      ------------------
Net increase (decrease)                                                 16,708                 (10,076)
Net assets, beginning                                                  318,244                 328,320
                                                            ------------------      ------------------
Net assets, ending                                          $          334,952      $          318,244
                                                            ==================      ==================
Units sold                                                              63,850                  87,380
Units redeemed                                                         (58,754)               (168,847)
                                                            ------------------      ------------------
Net increase (decrease)                                                  5,096                 (81,467)
Units outstanding, beginning                                           272,939                 354,406
                                                            ------------------      ------------------
Units outstanding, ending                                              278,035                 272,939
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,003,851
Cost of units redeemed/account charges                                                        (739,674)
Net investment income (loss)                                                                   (22,015)
Net realized gain (loss)                                                                       (17,999)
Realized gain distributions                                                                     89,227
Net change in unrealized appreciation (depreciation)                                            21,562
                                                                                      ----------------
                                                                                      $        334,952
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20          278     $      335          1.25%           3.3%
12/31/2009        1.17          273            318          1.25%          25.9%
12/31/2008        0.93          354            328          1.25%         -29.3%
12/31/2007        1.31          312            409          1.25%          10.1%
12/31/2006        1.19          336            400          1.25%           3.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          1.00%           3.6%
12/31/2009        1.18            0              0          1.00%          26.2%
12/31/2008        0.94            0              0          1.00%         -29.1%
12/31/2007        1.32            0              0          1.00%          10.4%
12/31/2006        1.20            0              0          1.00%           3.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.25            0     $        0          0.75%           3.8%
12/31/2009        1.20            0              0          0.75%          26.5%
12/31/2008        0.95            0              0          0.75%         -28.9%
12/31/2007        1.34            0              0          0.75%          10.7%
12/31/2006        1.21            0              0          0.75%           3.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.27            0     $        0          0.50%           4.1%
12/31/2009        1.22            0              0          0.50%          26.8%
12/31/2008        0.96            0              0          0.50%         -28.7%
12/31/2007        1.35            0              0          0.50%          11.0%
12/31/2006        1.22            0              0          0.50%           3.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.30            0     $        0          0.25%           4.4%
12/31/2009        1.24            0              0          0.25%          27.1%
12/31/2008        0.98            0              0          0.25%         -28.5%
12/31/2007        1.37            0              0          0.25%          11.2%
12/31/2006        1.23            0              0          0.25%           4.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36            0     $        0          0.00%           4.6%
12/31/2009        1.30            0              0          0.00%          27.4%
12/31/2008        1.02            0              0          0.00%         -28.4%
12/31/2007        1.42            0              0          0.00%          11.5%
12/31/2006        1.28            0              0          0.00%           4.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               2.3%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        Invesco International Growth Fund Institutional Class - 008882771

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,008,177    $        2,722,809                  107,820
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (7,599)
                                    ------------------
Net assets                          $        3,000,578
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          897,778               833,268     $               1.08
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.10
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.12
Band 0                                       2,102,800             1,852,113                     1.14
                                    ------------------    ------------------
 Total                              $        3,000,578             2,685,381
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             39,415
Mortality & expense charges                                                                    (9,551)
                                                                                 --------------------
Net investment income (loss)                                                                   29,864
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (109,904)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          354,313
                                                                                 --------------------
Net gain (loss)                                                                               244,409
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            274,273
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           29,864      $            3,395
Net realized gain (loss)                                              (109,904)                (62,351)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   354,313                 199,172
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      274,273                 140,216
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             4,545,852                 261,279
Cost of units redeemed                                              (2,471,796)               (119,405)
Account charges                                                           (274)                   (630)
                                                            ------------------      ------------------
Increase (decrease)                                                  2,073,782                 141,244
                                                            ------------------      ------------------
Net increase (decrease)                                              2,348,055                 281,460
Net assets, beginning                                                  652,523                 371,063
                                                            ------------------      ------------------
Net assets, ending                                          $        3,000,578      $          652,523
                                                            ==================      ==================
Units sold                                                           4,411,382                 311,404
Units redeemed                                                      (2,400,932)               (150,184)
                                                            ------------------      ------------------
Net increase (decrease)                                              2,010,450                 161,220
Units outstanding, beginning                                           674,931                 513,711
                                                            ------------------      ------------------
Units outstanding, ending                                            2,685,381                 674,931
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,596,755
Cost of units redeemed/account charges                                                      (2,764,511)
Net investment income (loss)                                                                    38,932
Net realized gain (loss)                                                                      (190,259)
Realized gain distributions                                                                     34,293
Net change in unrealized appreciation (depreciation)                                           285,368
                                                                                      ----------------
                                                                                      $      3,000,578
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08          833     $      898          1.25%          11.4%
12/31/2009        0.97          675            653          1.25%          33.8%
12/31/2008        0.72          514            371          1.25%         -41.2%
12/31/2007        1.23          531            653          1.25%          13.6%
12/31/2006        1.08            0              0          1.25%           8.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          1.00%          11.7%
12/31/2009        0.97            0              0          1.00%          34.2%
12/31/2008        0.73            0              0          1.00%         -41.1%
12/31/2007        1.23            0              0          1.00%          13.9%
12/31/2006        1.08            0              0          1.00%           8.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.75%          12.0%
12/31/2009        0.98            0              0          0.75%          34.5%
12/31/2008        0.73            0              0          0.75%         -40.9%
12/31/2007        1.24            0              0          0.75%          14.2%
12/31/2006        1.08            0              0          0.75%           8.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.50%          12.3%
12/31/2009        0.99            0              0          0.50%          34.9%
12/31/2008        0.73            0              0          0.50%         -40.8%
12/31/2007        1.24            0              0          0.50%          14.4%
12/31/2006        1.08            0              0          0.50%           8.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          0.25%          12.6%
12/31/2009        1.00            0              0          0.25%          35.2%
12/31/2008        0.74            0              0          0.25%         -40.6%
12/31/2007        1.24            0              0          0.25%          14.7%
12/31/2006        1.08            0              0          0.25%           8.4%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14        1,852     $    2,103          0.00%          12.8%
12/31/2009        1.01            0              0          0.00%          35.5%
12/31/2008        0.74            0              0          0.00%         -40.5%
12/31/2007        1.25            0              0          0.00%          15.0%
12/31/2006        1.08            0              0          0.00%           8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.2%
2009               1.8%
2008               1.9%
2007               1.7%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Invesco International Growth Fund R Class - 008882755

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          249,220    $          222,667                    9,128
Receivables: investments sold                    1,112    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          250,332
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          231,251               220,875     $               1.05
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.07
Band 50                                              -                     -                     1.08
Band 25                                              -                     -                     1.09
Band 0                                          19,081                17,295                     1.10
                                    ------------------    ------------------
 Total                              $          250,332               238,170
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,861
Mortality & expense charges                                                                    (1,978)
                                                                                 --------------------
Net investment income (loss)                                                                     (117)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        6,433
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           19,177
                                                                                 --------------------
Net gain (loss)                                                                                25,610
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             25,493
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (117)     $              217
Net realized gain (loss)                                                 6,433                     (53)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    19,177                   8,996
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       25,493                   9,160
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               224,766                  82,543
Cost of units redeemed                                                 (81,598)                (16,525)
Account charges                                                           (186)                    (65)
                                                            ------------------      ------------------
Increase (decrease)                                                    142,982                  65,953
                                                            ------------------      ------------------
Net increase (decrease)                                                168,475                  75,113
Net assets, beginning                                                   81,857                   6,744
                                                            ------------------      ------------------
Net assets, ending                                          $          250,332      $           81,857
                                                            ==================      ==================
Units sold                                                             267,162                  97,148
Units redeemed                                                        (115,556)                (20,063)
                                                            ------------------      ------------------
Net increase (decrease)                                                151,606                  77,085
Units outstanding, beginning                                            86,564                   9,479
                                                            ------------------      ------------------
Units outstanding, ending                                              238,170                  86,564
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        316,245
Cost of units redeemed/account charges                                                         (98,928)
Net investment income (loss)                                                                       165
Net realized gain (loss)                                                                         6,297
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            26,553
                                                                                      ----------------
                                                                                      $        250,332
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05          221     $      231          1.25%          10.7%
12/31/2009        0.95           87             82          1.25%          32.9%
12/31/2008        0.71            9              7          1.25%         -41.6%
12/31/2007        1.22            0              0          1.25%          12.8%
12/31/2006        1.08            0              0          1.25%           8.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          1.00%          11.0%
12/31/2009        0.95            0              0          1.00%          33.2%
12/31/2008        0.72            0              0          1.00%         -41.5%
12/31/2007        1.22            0              0          1.00%          13.1%
12/31/2006        1.08            0              0          1.00%           8.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.75%          11.3%
12/31/2009        0.96            0              0          0.75%          33.6%
12/31/2008        0.72            0              0          0.75%         -41.3%
12/31/2007        1.23            0              0          0.75%          13.4%
12/31/2006        1.08            0              0          0.75%           8.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            0     $        0          0.50%          11.6%
12/31/2009        0.97            0              0          0.50%          33.9%
12/31/2008        0.72            0              0          0.50%         -41.2%
12/31/2007        1.23            0              0          0.50%          13.7%
12/31/2006        1.08            0              0          0.50%           8.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          0.25%          11.8%
12/31/2009        0.98            0              0          0.25%          34.2%
12/31/2008        0.73            0              0          0.25%         -41.1%
12/31/2007        1.23            0              0          0.25%          14.0%
12/31/2006        1.08            0              0          0.25%           8.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10           17     $       19          0.00%          12.1%
12/31/2009        0.98            0              0          0.00%          34.6%
12/31/2008        0.73            0              0          0.00%         -40.9%
12/31/2007        1.24            0              0          0.00%          14.3%
12/31/2006        1.08            0              0          0.00%           8.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.1%
2009               1.3%
2008               3.1%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    Invesco Leisure Fund A Class - 00142F758

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           79,174    $           71,045                    2,271
Receivables: investments sold                        1    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           79,175
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           79,175                54,069     $               1.46
Band 100                                             -                     -                     1.49
Band 75                                              -                     -                     1.52
Band 50                                              -                     -                     1.55
Band 25                                              -                     -                     1.57
Band 0                                               -                     -                     1.63
                                    ------------------    ------------------
 Total                              $           79,175                54,069
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 90
Mortality & expense charges                                                                      (619)
                                                                                 --------------------
Net investment income (loss)                                                                     (529)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (14,111)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           24,993
                                                                                 --------------------
Net gain (loss)                                                                                10,882
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             10,353
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (529)     $              140
Net realized gain (loss)                                               (14,111)                (11,016)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    24,993                  19,915
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       10,353                   9,039
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                56,952                   2,831
Cost of units redeemed                                                 (25,806)                 (9,376)
Account charges                                                            (37)                    (46)
                                                            ------------------      ------------------
Increase (decrease)                                                     31,109                  (6,591)
                                                            ------------------      ------------------
Net increase (decrease)                                                 41,462                   2,448
Net assets, beginning                                                   37,713                  35,265
                                                            ------------------      ------------------
Net assets, ending                                          $           79,175      $           37,713
                                                            ==================      ==================
Units sold                                                              42,717                   2,753
Units redeemed                                                         (19,591)                 (9,413)
                                                            ------------------      ------------------
Net increase (decrease)                                                 23,126                  (6,660)
Units outstanding, beginning                                            30,943                  37,603
                                                            ------------------      ------------------
Units outstanding, ending                                               54,069                  30,943
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        222,206
Cost of units redeemed/account charges                                                        (126,225)
Net investment income (loss)                                                                    (1,014)
Net realized gain (loss)                                                                       (35,019)
Realized gain distributions                                                                     11,098
Net change in unrealized appreciation (depreciation)                                             8,129
                                                                                      ----------------
                                                                                      $         79,175
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46           54     $       79          1.25%          20.1%
12/31/2009        1.22           31             38          1.25%          30.0%
12/31/2008        0.94           38             35          1.25%         -43.5%
12/31/2007        1.66           57             95          1.25%          -2.1%
12/31/2006        1.69            9             16          1.25%          22.8%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.49            0     $        0          1.00%          20.4%
12/31/2009        1.24            0              0          1.00%          30.3%
12/31/2008        0.95            0              0          1.00%         -43.3%
12/31/2007        1.68            0              0          1.00%          -1.9%
12/31/2006        1.71            0              0          1.00%          23.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.52            0     $        0          0.75%          20.7%
12/31/2009        1.26            0              0          0.75%          30.6%
12/31/2008        0.96            0              0          0.75%         -43.2%
12/31/2007        1.69            0              0          0.75%          -1.6%
12/31/2006        1.72            0              0          0.75%          23.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.55            0     $        0          0.50%          21.1%
12/31/2009        1.28            0              0          0.50%          30.9%
12/31/2008        0.98            0              0          0.50%         -43.0%
12/31/2007        1.71            0              0          0.50%          -0.9%
12/31/2006        1.74            0              0          0.50%          23.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          0.25%          21.4%
12/31/2009        1.30            0              0          0.25%          31.3%
12/31/2008        0.99            0              0          0.25%         -42.9%
12/31/2007        1.73            0              0          0.25%          -1.1%
12/31/2006        1.75            0              0          0.25%          23.9%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.63            0     $        0          0.00%          21.7%
12/31/2009        1.34            0              0          0.00%          31.6%
12/31/2008        1.02            0              0          0.00%         -42.7%
12/31/2007        1.77            0              0          0.00%          -0.9%
12/31/2006        1.79            0              0          0.00%          24.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.2%
2009               1.6%
2008               0.0%
2007               1.3%
2006               2.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Invesco Mid Cap Core Equity Fund A Class - 00141M812

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,496,957    $        3,619,366                  194,085
Receivables: investments sold                   48,561    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,545,518
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,520,301             2,937,717     $               1.54
Band 100                                             -                     -                     1.57
Band 75                                              -                     -                     1.60
Band 50                                              -                     -                     1.62
Band 25                                              -                     -                     1.65
Band 0                                          25,217                14,721                     1.71
                                    ------------------    ------------------
 Total                              $        4,545,518             2,952,438
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,742
Mortality & expense charges                                                                   (45,343)
                                                                                 --------------------
Net investment income (loss)                                                                  (42,601)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (123,366)
Realized gain distributions                                                                    71,557
Net change in unrealized appreciation (depreciation)                                          525,120
                                                                                 --------------------
Net gain (loss)                                                                               473,311
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            430,710
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (42,601)     $          (28,257)
Net realized gain (loss)                                              (123,366)               (202,105)
Realized gain distributions                                             71,557                       -
Net change in unrealized appreciation (depreciation)                   525,120                 987,276
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      430,710                 756,914
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,316,675               1,971,212
Cost of units redeemed                                                (594,836)               (457,253)
Account charges                                                           (280)                   (279)
                                                            ------------------      ------------------
Increase (decrease)                                                    721,559               1,513,680
                                                            ------------------      ------------------
Net increase (decrease)                                              1,152,269               2,270,594
Net assets, beginning                                                3,393,249               1,122,655
                                                            ------------------      ------------------
Net assets, ending                                          $        4,545,518      $        3,393,249
                                                            ==================      ==================
Units sold                                                             978,796               1,808,861
Units redeemed                                                        (476,918)               (400,514)
                                                            ------------------      ------------------
Net increase (decrease)                                                501,878               1,408,347
Units outstanding, beginning                                         2,450,560               1,042,213
                                                            ------------------      ------------------
Units outstanding, ending                                            2,952,438               2,450,560
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,770,299
Cost of units redeemed/account charges                                                      (2,349,116)
Net investment income (loss)                                                                   (95,740)
Net realized gain (loss)                                                                      (310,903)
Realized gain distributions                                                                    653,387
Net change in unrealized appreciation (depreciation)                                           877,591
                                                                                      ----------------
                                                                                      $      4,545,518
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54        2,938     $    4,520          1.25%          11.1%
12/31/2009        1.38        2,451          3,393          1.25%          28.5%
12/31/2008        1.08        1,042          1,123          1.25%         -28.4%
12/31/2007        1.50          850          1,278          1.25%           8.5%
12/31/2006        1.39          897          1,242          1.25%           9.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          1.00%          11.4%
12/31/2009        1.41            0              0          1.00%          28.9%
12/31/2008        1.09            0              0          1.00%         -28.2%
12/31/2007        1.52            0              0          1.00%           8.8%
12/31/2006        1.40            0              0          1.00%          10.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.75%          11.7%
12/31/2009        1.43            0              0          0.75%          29.2%
12/31/2008        1.11            0              0          0.75%         -28.0%
12/31/2007        1.54            0              0          0.75%           9.1%
12/31/2006        1.41            0              0          0.75%          10.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.62            0     $        0          0.50%          12.0%
12/31/2009        1.45            0              0          0.50%          29.5%
12/31/2008        1.12            0              0          0.50%         -27.8%
12/31/2007        1.55            0              0          0.50%           9.4%
12/31/2006        1.42            0              0          0.50%          10.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.65            0     $        0          0.25%          12.2%
12/31/2009        1.47            0              0          0.25%          29.8%
12/31/2008        1.14            0              0          0.25%         -27.6%
12/31/2007        1.57            0              0          0.25%           9.6%
12/31/2006        1.43            0              0          0.25%          10.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.71           15     $       25          0.00%          12.5%
12/31/2009        1.52            0              0          0.00%          30.2%
12/31/2008        1.17            0              0          0.00%         -27.5%
12/31/2007        1.61            0              0          0.00%           9.9%
12/31/2006        1.47            0              0          0.00%          11.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.1%
2009               0.1%
2008               1.0%
2007               1.6%
2006               0.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Invesco Mid Cap Core Equity Fund R Class - 00141M598

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,464,025    $        3,596,638                  195,362
Receivables: investments sold                    5,364    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,469,389
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,193,544             2,742,992     $               1.53
Band 100                                        31,939                20,516                     1.56
Band 75                                              -                     -                     1.59
Band 50                                         19,588                12,134                     1.61
Band 25                                              -                     -                     1.64
Band 0                                         224,318               133,941                     1.67
                                    ------------------    ------------------
 Total                              $        4,469,389             2,909,583
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (45,161)
                                                                                 --------------------
Net investment income (loss)                                                                  (45,161)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (65,560)
Realized gain distributions                                                                    72,956
Net change in unrealized appreciation (depreciation)                                          458,422
                                                                                 --------------------
Net gain (loss)                                                                               465,818
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            420,657
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (45,161)     $          (21,799)
Net realized gain (loss)                                               (65,560)               (186,014)
Realized gain distributions                                             72,956                       -
Net change in unrealized appreciation (depreciation)                   458,422                 589,510
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      420,657                 381,697
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,586,160               2,478,735
Cost of units redeemed                                                (740,196)               (723,236)
Account charges                                                         (3,694)                 (1,069)
                                                            ------------------      ------------------
Increase (decrease)                                                    842,270               1,754,430
                                                            ------------------      ------------------
Net increase (decrease)                                              1,262,927               2,136,127
Net assets, beginning                                                3,206,462               1,070,335
                                                            ------------------      ------------------
Net assets, ending                                          $        4,469,389      $        3,206,462
                                                            ==================      ==================
Units sold                                                           1,141,985               2,015,970
Units redeemed                                                        (548,605)               (691,632)
                                                            ------------------      ------------------
Net increase (decrease)                                                593,380               1,324,338
Units outstanding, beginning                                         2,316,203                 991,865
                                                            ------------------      ------------------
Units outstanding, ending                                            2,909,583               2,316,203
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,677,588
Cost of units redeemed/account charges                                                      (2,103,345)
Net investment income (loss)                                                                   (80,215)
Net realized gain (loss)                                                                      (322,961)
Realized gain distributions                                                                    430,935
Net change in unrealized appreciation (depreciation)                                           867,387
                                                                                      ----------------
                                                                                      $      4,469,389
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.53        2,743     $    4,194          1.25%          10.8%
12/31/2009        1.38        2,202          3,038          1.25%          28.3%
12/31/2008        1.08          934          1,004          1.25%         -28.5%
12/31/2007        1.50          542            816          1.25%           8.2%
12/31/2006        1.39          586            814          1.25%           9.5%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.56           21     $       32          1.00%          11.1%
12/31/2009        1.40           21             29          1.00%          28.6%
12/31/2008        1.09           13             14          1.00%         -28.3%
12/31/2007        1.52            4              6          1.00%           8.5%
12/31/2006        1.40            0              0          1.00%           9.7%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59            0     $        0          0.75%          11.4%
12/31/2009        1.42            0              0          0.75%          28.9%
12/31/2008        1.10            0              0          0.75%         -28.2%
12/31/2007        1.54            0              0          0.75%           8.8%
12/31/2006        1.41            0              0          0.75%          10.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.61           12     $       20          0.50%          11.6%
12/31/2009        1.45            1              1          0.50%          29.2%
12/31/2008        1.12            0              0          0.50%         -28.0%
12/31/2007        1.55            0              0          0.50%           9.0%
12/31/2006        1.42            0              0          0.50%          10.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.64            0     $        0          0.25%          11.9%
12/31/2009        1.47            0              0          0.25%          29.6%
12/31/2008        1.13            0              0          0.25%         -27.8%
12/31/2007        1.57            0              0          0.25%           9.3%
12/31/2006        1.44            0              0          0.25%          10.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.67          134     $      224          0.00%          12.2%
12/31/2009        1.49           93            138          0.00%          29.9%
12/31/2008        1.15           45             52          0.00%         -27.6%
12/31/2007        1.59           18             28          0.00%           9.6%
12/31/2006        1.45            7             11          0.00%          10.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.1%
2008               0.6%
2007               1.3%
2006               0.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Invesco Small Cap Growth Fund A Class - 00141M770

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          789,798    $          665,911                   27,624
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (10,472)
                                    ------------------
Net assets                          $          779,326
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          663,918               437,616     $               1.52
Band 100                                             -                     -                     1.54
Band 75                                              -                     -                     1.57
Band 50                                              -                     -                     1.60
Band 25                                              -                     -                     1.63
Band 0                                         115,408                68,326                     1.69
                                    ------------------    ------------------
 Total                              $          779,326               505,942
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (4,461)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,461)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (15,978)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          144,235
                                                                                 --------------------
Net gain (loss)                                                                               128,257
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            123,796
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (4,461)    $           (2,277)
Net realized gain (loss)                                               (15,978)               (15,530)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   144,235                 71,747
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      123,796                 53,940
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               521,286                 41,859
Cost of units redeemed                                                 (84,403)               (34,856)
Account charges                                                           (921)                   (35)
                                                            ------------------     ------------------
Increase (decrease)                                                    435,962                  6,968
                                                            ------------------     ------------------
Net increase (decrease)                                                559,758                 60,908
Net assets, beginning                                                  219,568                158,660
                                                            ------------------     ------------------
Net assets, ending                                          $          779,326     $          219,568
                                                            ==================     ==================
Units sold                                                             387,498                 41,261
Units redeemed                                                         (62,050)               (34,037)
                                                            ------------------     ------------------
Net increase (decrease)                                                325,448                  7,224
Units outstanding, beginning                                           180,494                173,270
                                                            ------------------     ------------------
Units outstanding, ending                                              505,942                180,494
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     866,414
Cost of units redeemed/account charges                                                       (234,233)
Net investment income (loss)                                                                  (15,057)
Net realized gain (loss)                                                                      (18,999)
Realized gain distributions                                                                    57,314
Net change in unrealized appreciation (depreciation)                                          123,887
                                                                                        -------------
                                                                                        $     779,326
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.52          438     $      664          1.25%          24.7%
12/31/2009          1.22          180            220          1.25%          32.9%
12/31/2008          0.92          173            159          1.25%         -39.5%
12/31/2007          1.51          169            256          1.25%          10.0%
12/31/2006          1.38          150            206          1.25%          12.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54           0      $       0           1.00%          25.0%
12/31/2009          1.24           0              0           1.00%          33.2%
12/31/2008          0.93           0              0           1.00%         -39.4%
12/31/2007          1.53           0              0           1.00%          10.3%
12/31/2006          1.39           0              0           1.00%          13.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57           0      $       0           0.75%          25.3%
12/31/2009          1.26           0              0           0.75%          33.5%
12/31/2008          0.94           0              0           0.75%         -39.2%
12/31/2007          1.55           0              0           0.75%          10.5%
12/31/2006          1.40           0              0           0.75%          13.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.60           0      $       0           0.50%          25.7%
12/31/2009          1.27           0              0           0.50%          33.8%
12/31/2008          0.95           0              0           0.50%         -39.1%
12/31/2007          1.56           0              0           0.50%          10.8%
12/31/2006          1.41           0              0           0.50%          13.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.63           0      $       0           0.25%          26.0%
12/31/2009          1.29           0              0           0.25%          34.2%
12/31/2008          0.97           0              0           0.25%         -38.9%
12/31/2007          1.58           0              0           0.25%          11.1%
12/31/2006          1.42           0              0           0.25%          14.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.69          68      $     115           0.00%          26.3%
12/31/2009          1.34           0              0           0.00%          34.5%
12/31/2008          0.99           0              0           0.00%         -38.8%
12/31/2007          1.62           0              0           0.00%          11.4%
12/31/2006          1.46           0              0           0.00%          14.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Invesco Small Cap Growth Fund R Class - 00141M580

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          524,120    $          408,377                   18,832
Receivables: investments sold                      415    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          524,535
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          523,484               353,973     $               1.48
Band 100                                             -                     -                     1.51
Band 75                                              -                     -                     1.53
Band 50                                              -                     -                     1.56
Band 25                                              -                     -                     1.59
Band 0                                           1,051                   649                     1.62
                                    ------------------    ------------------
 Total                              $          524,535               354,622
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (5,252)
                                                                                 --------------------
Net investment income (loss)                                                                   (5,252)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (15,784)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          117,088
                                                                                 --------------------
Net gain (loss)                                                                               101,304
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             96,052
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (5,252)    $           (3,408)
Net realized gain (loss)                                               (15,784)               (82,909)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   117,088                162,820
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       96,052                 76,503
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               222,509                113,499
Cost of units redeemed                                                (116,947)              (118,506)
Account charges                                                           (145)                  (108)
                                                            ------------------     ------------------
Increase (decrease)                                                    105,417                 (5,115)
                                                            ------------------     ------------------
Net increase (decrease)                                                201,469                 71,388
Net assets, beginning                                                  323,066                251,678
                                                            ------------------     ------------------
Net assets, ending                                          $          524,535     $          323,066
                                                            ==================     ==================
Units sold                                                             178,113                115,206
Units redeemed                                                         (95,296)              (123,868)
                                                            ------------------     ------------------
Net increase (decrease)                                                 82,817                 (8,662)
Units outstanding, beginning                                           271,805                280,467
                                                            ------------------     ------------------
Units outstanding, ending                                              354,622                271,805
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     896,345
Cost of units redeemed/account charges                                                       (417,802)
Net investment income (loss)                                                                  (15,304)
Net realized gain (loss)                                                                     (103,190)
Realized gain distributions                                                                    48,743
Net change in unrealized appreciation (depreciation)                                          115,743
                                                                                        -------------
                                                                                        $     524,535
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48          354     $      523          1.25%          24.4%
12/31/2009          1.19          272            323          1.25%          32.5%
12/31/2008          0.90          280            252          1.25%         -39.7%
12/31/2007          1.49          171            254          1.25%           9.7%
12/31/2006          1.36           62             84          1.25%          13.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.51           0      $        0          1.00%          24.7%
12/31/2009          1.21           0               0          1.00%          32.8%
12/31/2008          0.91           0               0          1.00%         -39.5%
12/31/2007          1.50           0               0          1.00%          10.0%
12/31/2006          1.37           0               0          1.00%          12.9%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.53           0      $        0          0.75%          25.0%
12/31/2009          1.23           0               0          0.75%          33.1%
12/31/2008          0.92           0               0          0.75%         -39.4%
12/31/2007          1.52           0               0          0.75%          10.2%
12/31/2006          1.38           0               0          0.75%          13.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56           0      $        0          0.50%          25.4%
12/31/2009          1.25           0               0          0.50%          33.5%
12/31/2008          0.93           0               0          0.50%         -39.2%
12/31/2007          1.54           0               0          0.50%          10.5%
12/31/2006          1.39           0               0          0.50%          13.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.59           0      $        0          0.25%          25.7%
12/31/2009          1.27           0               0          0.25%          33.8%
12/31/2008          0.95           0               0          0.25%         -39.1%
12/31/2007          1.55           0               0          0.25%          10.8%
12/31/2006          1.40           0               0          0.25%          13.8%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.62           1      $        1          0.00%          26.0%
12/31/2009          1.29           0               0          0.00%          34.1%
12/31/2008          0.96           0               0          0.00%         -38.9%
12/31/2007          1.57           0               0          0.00%          11.1%
12/31/2006          1.41           0               0          0.00%          14.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%
2007         0.0%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Invesco Technology Fund A Class - 00142F642

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          200,494    $          154,848                    6,135
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (5)
                                    ------------------
Net assets                          $          200,489
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          200,489               118,892     $               1.69
Band 100                                             -                     -                     1.72
Band 75                                              -                     -                     1.75
Band 50                                              -                     -                     1.78
Band 25                                              -                     -                     1.81
Band 0                                               -                     -                     1.86
                                    ------------------    ------------------
 Total                              $          200,489               118,892
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,141)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,141)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       21,410
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           16,874
                                                                                 --------------------
Net gain (loss)                                                                                38,284
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             36,143
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,141)    $           (1,048)
Net realized gain (loss)                                                21,410                 (3,696)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    16,874                 42,541
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       36,143                 37,797
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                96,125                 98,257
Cost of units redeemed                                                 (81,399)               (25,292)
Account charges                                                            (80)                   (88)
                                                            ------------------     ------------------
Increase (decrease)                                                     14,646                 72,877
                                                            ------------------     ------------------
Net increase (decrease)                                                 50,789                110,674
Net assets, beginning                                                  149,700                 39,026
                                                            ------------------     ------------------
Net assets, ending                                          $          200,489     $          149,700
                                                            ==================     ==================
Units sold                                                              68,158                 83,882
Units redeemed                                                         (55,186)               (21,075)
                                                            ------------------     ------------------
Net increase (decrease)                                                 12,972                 62,807
Units outstanding, beginning                                           105,920                 43,113
                                                            ------------------     ------------------
Units outstanding, ending                                              118,892                105,920
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     422,268
Cost of units redeemed/account charges                                                       (273,318)
Net investment income (loss)                                                                   (4,835)
Net realized gain (loss)                                                                       10,728
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           45,646
                                                                                        -------------
                                                                                        $     200,489
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.69          119     $      200          1.25%          19.3%
12/31/2009          1.41          106            150          1.25%          56.1%
12/31/2008          0.91           43             39          1.25%         -45.3%
12/31/2007          1.65           34             57          1.25%           6.0%
12/31/2006          1.56           23             36          1.25%           8.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.72            0    $         0          1.00%          19.6%
12/31/2009          1.44            0              0          1.00%          56.5%
12/31/2008          0.92            0              0          1.00%         -45.1%
12/31/2007          1.67            0              0          1.00%           6.3%
12/31/2006          1.57            0              0          1.00%           8.9%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.75           0      $        0          0.75%          19.9%
12/31/2009          1.46           0               0          0.75%          56.9%
12/31/2008          0.93           0               0          0.75%         -45.0%
12/31/2007          1.69           0               0          0.75%           6.5%
12/31/2006          1.59           0               0          0.75%           9.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.78           0      $        0          0.50%          20.2%
12/31/2009          1.48           0               0          0.50%          57.3%
12/31/2008          0.94           0               0          0.50%         -44.9%
12/31/2007          1.71           0               0          0.50%           6.8%
12/31/2006          1.60           0               0          0.50%           9.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.81           0      $        0          0.25%          20.5%
12/31/2009          1.50           0               0          0.25%          57.7%
12/31/2008          0.95           0               0          0.25%         -44.7%
12/31/2007          1.73           0               0          0.25%           7.1%
12/31/2006          1.61           0               0          0.25%           9.7%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.86          0       $        0          0.00%          20.8%
12/31/2009          1.54          0                0          0.00%          58.1%
12/31/2008          0.97          0                0          0.00%         -44.6%
12/31/2007          1.75          0                0          0.00%           7.3%
12/31/2006          1.63          0                0          0.00%          10.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%
2007         0.0%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Invesco Technology Fund Investor Class - 00142F659

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          227,158    $          174,967                    7,006
Receivables: investments sold                       57    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          227,215
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          227,215               281,884     $               0.81
Band 100                                             -                     -                     0.82
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.87
Band 0                                               -                     -                     0.91
                                    ------------------    ------------------
 Total                              $          227,215               281,884
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,402)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,402)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,725)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           39,484
                                                                                 --------------------
Net gain (loss)                                                                                37,759
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             35,357
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,402)    $           (2,127)
Net realized gain (loss)                                                (1,725)               (16,751)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    39,484                 93,199
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       35,357                 74,321
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                23,834                     19
Cost of units redeemed                                                 (16,177)               (17,468)
Account charges                                                             (2)                   (12)
                                                            ------------------     ------------------
Increase (decrease)                                                      7,655                (17,461)
                                                            ------------------     ------------------
Net increase (decrease)                                                 43,012                 56,860
Net assets, beginning                                                  184,203                127,343
                                                            ------------------     ------------------
Net assets, ending                                          $          227,215     $          184,203
                                                            ==================     ==================
Units sold                                                              34,734                105,970
Units redeemed                                                         (25,665)              (127,701)
                                                            ------------------     ------------------
Net increase (decrease)                                                  9,069                (21,731)
Units outstanding, beginning                                           272,815                294,546
                                                            ------------------     ------------------
Units outstanding, ending                                              281,884                272,815
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     813,974
Cost of units redeemed/account charges                                                       (660,080)
Net investment income (loss)                                                                  (18,337)
Net realized gain (loss)                                                                       39,467
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           52,191
                                                                                        -------------
                                                                                        $     227,215
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.81        282       $      227          1.25%          19.4%
12/31/2009          0.68        273              184          1.25%          56.2%
12/31/2008          0.43        295              127          1.25%         -45.2%
12/31/2007          0.79        243              192          1.25%           6.1%
12/31/2006          0.74        359              268          1.25%           7.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.82          0       $        0          1.00%          19.7%
12/31/2009          0.69          0                0          1.00%          56.6%
12/31/2008          0.44          0                0          1.00%         -45.1%
12/31/2007          0.80          0                0          1.00%           6.4%
12/31/2006          0.75          0                0          1.00%           8.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.84          0       $        0          0.75%          20.0%
12/31/2009          0.70          0                0          0.75%          57.0%
12/31/2008          0.44          0                0          0.75%         -45.0%
12/31/2007          0.81          0                0          0.75%           6.6%
12/31/2006          0.76          0                0          0.75%           9.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.85          0       $        0          0.50%          20.3%
12/31/2009          0.71          0                0          0.50%          57.3%
12/31/2008          0.45          0                0          0.50%         -44.8%
12/31/2007          0.82          0                0          0.50%           6.8%
12/31/2006          0.76          0                0          0.50%           9.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87          0       $        0          0.25%          20.6%
12/31/2009          0.72          0                0          0.25%          57.7%
12/31/2008          0.46          0                0          0.25%         -44.7%
12/31/2007          0.82          0                0          0.25%           7.1%
12/31/2006          0.77          0                0          0.25%           9.7%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.91          0       $        0          0.00%          20.9%
12/31/2009          0.75          0                0          0.00%          58.1%
12/31/2008          0.48          0                0          0.00%         -44.6%
12/31/2007          0.86          0                0          0.00%           7.4%
12/31/2006          0.80          0                0          0.00%          10.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%
2007         0.0%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Janus Aspen Balanced S Class - 471021691 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.01
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.01
Band 0                                               -                     -                     1.01
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010           0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Janus Aspen Flexible Bond Portfolio Institutional Class - 471021501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       24,670,009    $       23,096,934                1,942,520
Receivables: investments sold                  151,892    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       24,821,901
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       24,821,901            11,750,980     $               2.11
Band 100                                             -                     -                     2.15
Band 75                                              -                     -                     2.19
Band 50                                              -                     -                     2.23
Band 25                                              -                     -                     2.27
Band 0                                               -                     -                     2.51
                                    ------------------    ------------------
 Total                              $       24,821,901            11,750,980
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $          1,485,576
Mortality & expense charges                                                                  (296,842)
                                                                                 --------------------
Net investment income (loss)                                                                1,188,734
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      117,832
Realized gain distributions                                                                    76,754
Net change in unrealized appreciation (depreciation)                                          111,013
                                                                                 --------------------
Net gain (loss)                                                                               305,599
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,494,333
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $        1,188,734     $          688,066
Net realized gain (loss)                                               117,832                (94,262)
Realized gain distributions                                             76,754                 18,739
Net change in unrealized appreciation (depreciation)                   111,013              1,796,498
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,494,333              2,409,041
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             6,170,164              4,443,292
Cost of units redeemed                                              (4,995,569)            (4,587,210)
Account charges                                                         (6,338)                (8,609)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,168,257               (152,527)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,662,590              2,256,514
Net assets, beginning                                               22,159,311             19,902,797
                                                            ------------------     ------------------
Net assets, ending                                          $       24,821,901     $       22,159,311
                                                            ==================     ==================
Units sold                                                           3,088,661              2,826,409
Units redeemed                                                      (2,523,863)            (2,873,041)
                                                            ------------------     ------------------
Net increase (decrease)                                                564,798                (46,632)
Units outstanding, beginning                                        11,186,182             11,232,814
                                                            ------------------     ------------------
Units outstanding, ending                                           11,750,980             11,186,182
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  69,128,152
Cost of units redeemed/account charges                                                    (53,510,754)
Net investment income (loss)                                                                6,266,440
Net realized gain (loss)                                                                     (179,295)
Realized gain distributions                                                                 1,544,283
Net change in unrealized appreciation (depreciation)                                        1,573,075
                                                                                        -------------
                                                                                        $  24,821,901
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/1997

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.11       11,751     $   24,822          1.25%           6.6%
12/31/2009          1.98       11,186         22,159          1.25%          11.8%
12/31/2008          1.77       11,227         19,890          1.25%           4.7%
12/31/2007          1.69        9,953         16,840          1.25%           5.7%
12/31/2006          1.60       10,360         16,584          1.25%           2.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.15            0     $        0          1.00%           6.9%
12/31/2009          2.01            0              0          1.00%          12.1%
12/31/2008          1.80            0              0          1.00%           5.0%
12/31/2007          1.71            0              0          1.00%           6.0%
12/31/2006          1.61            0              0          1.00%           3.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.19            0     $        0          0.75%           7.2%
12/31/2009          2.04            0              0          0.75%          12.4%
12/31/2008          1.82            0              0          0.75%           5.2%
12/31/2007          1.73            0              0          0.75%           6.2%
12/31/2006          1.63            0              0          0.75%           3.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.23            0     $        0          0.50%           7.4%
12/31/2009          2.08            0              0          0.50%          12.7%
12/31/2008          1.84            0              0          0.50%           5.5%
12/31/2007          1.75            0              0          0.50%           6.5%
12/31/2006          1.64            0              0          0.50%           3.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.27            0     $        0          0.25%           7.7%
12/31/2009          2.11            0              0          0.25%          12.9%
12/31/2008          1.87            0              0          0.25%           5.8%
12/31/2007          1.77            0              0          0.25%           6.8%
12/31/2006          1.65            0              0          0.25%           4.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.51            0     $        0          0.00%           8.0%
12/31/2009          2.33            0              0          0.00%          13.2%
12/31/2008          2.05            6             13          0.00%           6.0%
12/31/2007          1.94            0              0          0.00%           7.0%
12/31/2006          1.81            0              0          0.00%           4.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         6.3%
2009         4.5%
2008         4.6%
2007         0.0%
2006         4.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      Janus Aspen Perkins Mid Cap Value Portfolio Service Class - 471021451

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,179,255    $        1,029,864                   74,920
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (801)
                                    ------------------
Net assets                          $        1,178,454
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,109,851               953,001     $               1.16
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.20
Band 25                                              -                     -                     1.21
Band 0                                          68,603                55,902                     1.23
                                    ------------------    ------------------
 Total                              $        1,178,454             1,008,903
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              8,378
Mortality & expense charges                                                                   (33,939)
                                                                                 --------------------
Net investment income (loss)                                                                  (25,561)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      215,291
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                         (201,492)
                                                                                 --------------------
Net gain (loss)                                                                                13,799
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            (11,762)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (25,561)    $          (11,072)
Net realized gain (loss)                                               215,291                 79,255
Realized gain distributions                                                  -               18,822
Net change in unrealized appreciation (depreciation)                  (201,492)               353,373
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      (11,762)               440,378
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               707,842              4,236,520
Cost of units redeemed                                              (3,765,094)              (625,825)
Account charges                                                           (434)                  (326)
                                                            ------------------     ------------------
Increase (decrease)                                                 (3,057,686)             3,610,369
                                                            ------------------     ------------------
Net increase (decrease)                                             (3,069,448)             4,050,747
Net assets, beginning                                                4,247,902                197,155
                                                            ------------------     ------------------
Net assets, ending                                          $        1,178,454     $        4,247,902
                                                            ==================     ==================
Units sold                                                             670,615              4,820,708
Units redeemed                                                      (3,817,464)              (918,145)
                                                            ------------------     ------------------
Net increase (decrease)                                             (3,146,849)             3,902,563
Units outstanding, beginning                                         4,155,752                253,189
                                                            ------------------     ------------------
Units outstanding, ending                                            1,008,903              4,155,752
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   5,224,171
Cost of units redeemed/account charges                                                     (4,451,863)
Net investment income (loss)                                                                  (36,560)
Net realized gain (loss)                                                                      274,476
Realized gain distributions                                                                    18,839
Net change in unrealized appreciation (depreciation)                                          149,391
                                                                                        -------------
                                                                                        $   1,178,454
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.16          953     $    1,110          1.25%          13.9%
12/31/2009          1.02        4,156          4,248          1.25%          31.3%
12/31/2008          0.78          253            197          1.25%         -28.8%
12/31/2007          1.09            0              0          1.25%           5.8%
12/31/2006          1.03            0              0          1.25%           3.3%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.18          0       $        0          1.00%          14.2%
12/31/2009          1.03          0                0          1.00%          31.6%
12/31/2008          0.78          0                0          1.00%         -28.6%
12/31/2007          1.10          0                0          1.00%           6.1%
12/31/2006          1.03          0                0          1.00%           3.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19          0       $        0          0.75%          14.5%
12/31/2009          1.04          0                0          0.75%          31.9%
12/31/2008          0.79          0                0          0.75%         -28.4%
12/31/2007          1.10          0                0          0.75%           6.4%
12/31/2006          1.03          0                0          0.75%           3.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20          0       $        0          0.50%          14.8%
12/31/2009          1.05          0                0          0.50%          32.3%
12/31/2008          0.79          0                0          0.50%         -28.3%
12/31/2007          1.10          0                0          0.50%           6.6%
12/31/2006          1.03          0                0          0.50%           3.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21          0       $        0          0.25%          15.1%
12/31/2009          1.06          0                0          0.25%          32.6%
12/31/2008          0.80          0                0          0.25%         -28.1%
12/31/2007          1.11          0                0          0.25%           6.9%
12/31/2006          1.04          0                0          0.25%           3.5%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.23         56       $       69          0.00%          15.4%
12/31/2009          1.06          0                0          0.00%          32.9%
12/31/2008          0.80          0                0          0.00%         -27.9%
12/31/2007          1.11          0                0          0.00%           7.2%
12/31/2006          1.04          0                0          0.00%           3.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.3%
2009         0.4%
2008         0.8%
2007         0.0%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Janus Aspen Worldwide Portfolio Institutional Class - 471021303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       16,160,150    $       14,545,236                  536,347
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (32,041)
                                    ------------------
Net assets                          $       16,128,109
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       16,128,109            10,240,531     $               1.57
Band 100                                             -                     -                     1.60
Band 75                                              -                     -                     1.63
Band 50                                              -                     -                     1.66
Band 25                                              -                     -                     1.69
Band 0                                               -                     -                     1.87
                                    ------------------    ------------------
 Total                              $       16,128,109            10,240,531
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             93,838
Mortality & expense charges                                                                  (192,263)
                                                                                 --------------------
Net investment income (loss)                                                                  (98,425)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      455,384
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,704,521
                                                                                 --------------------
Net gain (loss)                                                                             2,159,905
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,061,480
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (98,425)    $           22,736
Net realized gain (loss)                                               455,384                (17,601)
Realized gain distributions                                                  -                     -
Net change in unrealized appreciation (depreciation)                 1,704,521              4,206,096
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,061,480              4,211,231
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               987,219              1,338,464
Cost of units redeemed                                              (2,813,773)            (2,399,862)
Account charges                                                        (10,297)               (11,083)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,836,851)            (1,072,481)
                                                            ------------------     ------------------
Net increase (decrease)                                                224,629              3,138,750
Net assets, beginning                                               15,903,480             12,764,730
                                                            ------------------     ------------------
Net assets, ending                                          $       16,128,109     $       15,903,480
                                                            ==================     ==================

Units sold                                                             852,222              1,572,484
Units redeemed                                                      (2,163,442)            (2,629,393)
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,311,220)            (1,056,909)
Units outstanding, beginning                                        11,551,751             12,608,660
                                                            ------------------     ------------------
Units outstanding, ending                                           10,240,531             11,551,751
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 255,135,682
Cost of units redeemed/account charges                                                   (229,761,356)
Net investment income (loss)                                                                3,313,796
Net realized gain (loss)                                                                  (14,384,003)
Realized gain distributions                                                                   209,076
Net change in unrealized appreciation (depreciation)                                        1,614,914
                                                                                        -------------
                                                                                        $  16,128,109
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/1997

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57       10,241     $   16,128          1.25%          14.4%
12/31/2009          1.38       11,552         15,903          1.25%          36.0%
12/31/2008          1.01       12,609         12,765          1.25%         -45.4%
12/31/2007          1.85       13,985         25,907          1.25%           8.3%
12/31/2006          1.71       17,073         29,216          1.25%          16.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.60            0     $        0          1.00%          14.7%
12/31/2009          1.40            0              0          1.00%          36.3%
12/31/2008          1.03            0              0          1.00%         -45.2%
12/31/2007          1.87            0              0          1.00%           8.5%
12/31/2006          1.73            0              0          1.00%          17.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.63            0     $        0          0.75%          15.0%
12/31/2009          1.42            0              0          0.75%          36.7%
12/31/2008          1.04            0              0          0.75%         -45.1%
12/31/2007          1.89            0              0          0.75%           8.8%
12/31/2006          1.74            0              0          0.75%          17.3%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.66            0     $        0          0.50%          15.3%
12/31/2009          1.44            0              0          0.50%          37.0%
12/31/2008          1.05            0              0          0.50%         -44.9%
12/31/2007          1.91            0              0          0.50%           9.1%
12/31/2006          1.75            0              0          0.50%          17.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.69            0     $        0          0.25%          15.5%
12/31/2009          1.47            0              0          0.25%          37.4%
12/31/2008          1.07            0              0          0.25%         -44.8%
12/31/2007          1.93            0              0          0.25%           9.4%
12/31/2006          1.77            0              0          0.25%          17.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.87            0     $        0          0.00%          15.8%
12/31/2009          1.62            0              0          0.00%          37.7%
12/31/2008          1.17            0              0          0.00%         -44.7%
12/31/2007          2.12            0              0          0.00%           9.6%
12/31/2006          1.94            0              0          0.00%          18.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.6%
2009         1.3%
2008         1.2%
2007         0.0%
2006         1.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Janus Balanced R Class - 47103C803 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.01
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.01
Band 0                                               -                     -                     1.01
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.01            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  Janus Forty Fund A Class - 47103A674 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.10
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.11
Band 0                                               -                     -                     1.11
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.10            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      Janus Forty Fund R Class - 47103A641

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,570,531    $        3,057,793                  109,090
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (27,557)
                                    ------------------
Net assets                          $        3,542,974
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,503,240             2,641,293     $               1.33
Band 100                                        28,387                21,104                     1.35
Band 75                                              -                     -                     1.36
Band 50                                              -                     -                     1.38
Band 25                                              -                     -                     1.40
Band 0                                          11,347                 7,975                     1.42
                                    ------------------    ------------------
 Total                              $        3,542,974             2,670,372
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (40,186)
                                                                                 --------------------
Net investment income (loss)                                                                  (40,186)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (228,051)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          419,660
                                                                                 --------------------
Net gain (loss)                                                                               191,609
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            151,423
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (40,186)    $          (22,839)
Net realized gain (loss)                                              (228,051)              (179,720)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   419,660                837,951
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      151,423                635,392
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,952,343              1,204,282
Cost of units redeemed                                              (1,057,318)              (579,866)
Account charges                                                         (2,776)                (1,710)
                                                            ------------------     ------------------
Increase (decrease)                                                    892,249                622,706
                                                            ------------------     ------------------
Net increase (decrease)                                              1,043,672              1,258,098
Net assets, beginning                                                2,499,302              1,241,204
                                                            ------------------     ------------------
Net assets, ending                                          $        3,542,974     $        2,499,302
                                                            ==================     ==================
Units sold                                                           1,583,292              1,151,274
Units redeemed                                                        (872,796)              (567,735)
                                                            ------------------     ------------------
Net increase (decrease)                                                710,496                583,539
Units outstanding, beginning                                         1,959,876              1,376,337
                                                            ------------------     ------------------
Units outstanding, ending                                            2,670,372              1,959,876
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   5,674,187
Cost of units redeemed/account charges                                                     (2,283,078)
Net investment income (loss)                                                                  (85,201)
Net realized gain (loss)                                                                     (347,574)
Realized gain distributions                                                                    71,902
Net change in unrealized appreciation (depreciation)                                          512,738
                                                                                        -------------
                                                                                        $   3,542,974
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33        2,641     $    3,503          1.25%           4.0%
12/31/2009          1.27        1,917          2,444          1.25%          41.4%
12/31/2008          0.90        1,342          1,210          1.25%         -44.9%
12/31/2007          1.64          477            779          1.25%          33.5%
12/31/2006          1.22          225            275          1.25%           8.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35           21     $       28          1.00%           4.3%
12/31/2009          1.29           42             55          1.00%          41.8%
12/31/2008          0.91           35             32          1.00%         -44.7%
12/31/2007          1.65            0              0          1.00%          33.9%
12/31/2006          1.23            0              0          1.00%           8.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            0     $        0          0.75%           4.6%
12/31/2009          1.30            0              0          0.75%          42.1%
12/31/2008          0.92            0              0          0.75%         -44.6%
12/31/2007          1.66            0              0          0.75%          34.2%
12/31/2006          1.23            0              0          0.75%           9.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.50%           4.8%
12/31/2009          1.32            0              0          0.50%          42.5%
12/31/2008          0.93            0              0          0.50%         -44.4%
12/31/2007          1.67            0              0          0.50%          34.5%
12/31/2006          1.24            0              0          0.50%           9.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40            0     $        0          0.25%           5.1%
12/31/2009          1.34            0              0          0.25%          42.8%
12/31/2008          0.93            0              0          0.25%         -44.3%
12/31/2007          1.68            0              0          0.25%          34.9%
12/31/2006          1.24            0              0          0.25%           9.7%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42            8     $       11          0.00%           5.3%
12/31/2009          1.35            1              1          0.00%          43.2%
12/31/2008          0.94            0              0          0.00%         -44.2%
12/31/2007          1.69            0              0          0.00%          35.2%
12/31/2006          1.25            0              0          0.00%           9.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%
2007         0.0%
2006         0.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Janus Growth & Income Fund R Class - 47103C621

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          704,585    $          568,146                   23,078
Receivables: investments sold                      904    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          705,489
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          181,063               180,259     $               1.00
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.03
Band 50                                        524,426               500,556                     1.05
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.08
                                    ------------------    ------------------
 Total                              $          705,489               680,815
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              4,299
Mortality & expense charges                                                                    (4,294)
                                                                                 --------------------
Net investment income (loss)                                                                        5
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       13,782
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           33,020
                                                                                 --------------------
Net gain (loss)                                                                                46,802
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             46,807
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                5     $             (336)
Net realized gain (loss)                                                13,782               (270,268)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    33,020                416,487
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       46,807                145,883
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               126,436                153,745
Cost of units redeemed                                                 (80,385)               (26,009)
Account charges                                                           (199)                  (206)
                                                            ------------------     ------------------
Increase (decrease)                                                     45,852                127,530
                                                            ------------------     ------------------
Net increase (decrease)                                                 92,659                273,413
Net assets, beginning                                                  612,830                339,417
                                                            ------------------     ------------------
Net assets, ending                                          $          705,489     $          612,830
                                                            ==================     ==================
Units sold                                                             131,318                186,145
Units redeemed                                                         (84,088)               (30,892)
                                                            ------------------     ------------------
Net increase (decrease)                                                 47,230                155,253
Units outstanding, beginning                                           633,585                478,332
                                                            ------------------     ------------------
Units outstanding, ending                                              680,815                633,585
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,268,234
Cost of units redeemed/account charges                                                       (566,181)
Net investment income (loss)                                                                    2,329
Net realized gain (loss)                                                                     (302,621)
Realized gain distributions                                                                   167,289
Net change in unrealized appreciation (depreciation)                                          136,439
                                                                                        -------------
                                                                                        $     705,489
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.00          180     $      181          1.25%           6.7%
12/31/2009          0.94          136            128          1.25%          35.9%
12/31/2008          0.69           51             35          1.25%         -45.2%
12/31/2007          1.26           72             91          1.25%           6.5%
12/31/2006          1.19           18             21          1.25%           5.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          1.00%           7.0%
12/31/2009          0.95            0              0          1.00%          36.2%
12/31/2008          0.70            0              0          1.00%         -45.0%
12/31/2007          1.27            0              0          1.00%           6.7%
12/31/2006          1.19            0              0          1.00%           5.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03            0     $        0          0.75%           7.3%
12/31/2009          0.96            0              0          0.75%          36.6%
12/31/2008          0.71            0              0          0.75%         -44.9%
12/31/2007          1.28            0              0          0.75%           7.0%
12/31/2006          1.20            0              0          0.75%           6.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.05          501     $      524          0.50%            7.5%
12/31/2009          0.97          498            485          0.50%           36.9%
12/31/2008          0.71          428            304          0.50%          -44.8%
12/31/2007          1.29          508            654          0.50%            7.3%
12/31/2006          1.20          485            582          0.50%            6.3%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.25%           7.8%
12/31/2009          0.99            0              0          0.25%          37.3%
12/31/2008          0.72            0              0          0.25%         -44.6%
12/31/2007          1.30            0              0          0.25%           7.6%
12/31/2006          1.21            0              0          0.25%           6.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.08            0     $        0          0.00%           8.1%
12/31/2009          1.00            0              0          0.00%          37.6%
12/31/2008          0.72            0              0          0.00%         -44.5%
12/31/2007          1.31            0              0          0.00%           7.8%
12/31/2006          1.21            0              0          0.00%           6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.7%
2009              0.5%
2008              0.8%
2007              0.0%
2006              1.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Janus Intech Risk Managed Growth Fund S Class - 47103A815

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,542,076    $        6,494,829                  507,137
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (2,342)
                                    ------------------
Net assets                          $        6,539,734
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,539,734             5,246,322     $               1.25
Band 100                                             -                     -                     1.27
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.32
Band 25                                              -                     -                     1.34
Band 0                                               -                     -                     1.37
                                    ------------------    ------------------
 Total                              $        6,539,734             5,246,322
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             47,949
Mortality & expense charges                                                                   (72,513)
                                                                                 --------------------
Net investment income (loss)                                                                  (24,564)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (98,287)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,023,742
                                                                                 --------------------
Net gain (loss)                                                                               925,455
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            900,891
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (24,564)     $          (12,910)
Net realized gain (loss)                                               (98,287)               (157,245)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                 1,023,742               1,455,296
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      900,891               1,285,141
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               604,883                 562,851
Cost of units redeemed                                                (585,573)               (293,598)
Account charges                                                           (209)                 (2,214)
                                                            ------------------      ------------------
Increase (decrease)                                                     19,101                 267,039
                                                            ------------------      ------------------
Net increase (decrease)                                                919,992               1,552,180
Net assets, beginning                                                5,619,742               4,067,562
                                                            ------------------      ------------------
Net assets, ending                                          $        6,539,734      $        5,619,742
                                                            ==================      ==================
Units sold                                                             554,600                 629,501
Units redeemed                                                        (539,658)               (365,620)
                                                            ------------------      ------------------
Net increase (decrease)                                                 14,942                 263,881
Units outstanding, beginning                                         5,231,380               4,967,499
                                                            ------------------      ------------------
Units outstanding, ending                                            5,246,322               5,231,380
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $     12,893,565
Cost of units redeemed/account charges                                                      (6,122,889)
Net investment income (loss)                                                                  (278,419)
Net realized gain (loss)                                                                      (350,882)
Realized gain distributions                                                                    351,112
Net change in unrealized appreciation (depreciation)                                            47,247
                                                                                      ----------------
                                                                                      $      6,539,734
                                                                                      ================

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.25        5,246     $    6,540          1.25%          16.0%
12/31/2009          1.07        5,231          5,620          1.25%          31.2%
12/31/2008          0.82        4,967          4,068          1.25%         -43.4%
12/31/2007          1.45        5,517          7,986          1.25%           8.9%
12/31/2006          1.33        5,756          7,649          1.25%           5.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.27            0     $        0          1.00%          16.3%
12/31/2009          1.09            0              0          1.00%          31.5%
12/31/2008          0.83            0              0          1.00%         -43.3%
12/31/2007          1.46            0              0          1.00%           9.2%
12/31/2006          1.34            0              0          1.00%           5.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.29            0     $        0          0.75%          16.6%
12/31/2009          1.11            0              0          0.75%          31.8%
12/31/2008          0.84            0              0          0.75%         -43.1%
12/31/2007          1.48            0              0          0.75%           9.5%
12/31/2006          1.35            0              0          0.75%           6.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.32            0     $        0          0.50%          16.9%
12/31/2009          1.13            0              0          0.50%          32.2%
12/31/2008          0.85            0              0          0.50%         -43.0%
12/31/2007          1.49            0              0          0.50%           9.8%
12/31/2006          1.36            0              0          0.50%           6.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.34            0     $        0          0.25%          17.2%
12/31/2009          1.14            0              0          0.25%          32.5%
12/31/2008          0.86            0              0          0.25%         -42.9%
12/31/2007          1.51            0              0          0.25%          10.0%
12/31/2006          1.37            0              0          0.25%           6.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.00%          17.5%
12/31/2009          1.16            0              0          0.00%          32.8%
12/31/2008          0.87            0              0          0.00%         -42.7%
12/31/2007          1.53            0              0          0.00%          10.3%
12/31/2006          1.38            0              0          0.00%           6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.8%
2009         0.9%
2008         0.3%
2007         0.0%
2006         0.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Janus Perkins Mid Cap Value A Class - 47103C266

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,400,663    $        3,798,735                  195,064
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (44,357)
                                    ------------------
Net assets                          $        4,356,306
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,356,306             3,907,372     $               1.11
Band 100                                             -                     -                     1.12
Band 75                                              -                     -                     1.12
Band 50                                              -                     -                     1.12
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.12
                                    ------------------    ------------------
 Total                              $        4,356,306             3,907,372
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             26,850
Mortality & expense charges                                                                   (23,923)
                                                                                 --------------------
Net investment income (loss)                                                                    2,927
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       15,408
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          601,928
                                                                                 --------------------
Net gain (loss)                                                                               617,336
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            620,263
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,927      $                -
Net realized gain (loss)                                                15,408                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   601,928                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      620,263                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             4,351,585                       -
Cost of units redeemed                                                (615,048)                      -
Account charges                                                           (494)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                  3,736,043                       -
                                                            ------------------      ------------------
Net increase (decrease)                                              4,356,306                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        4,356,306      $                -
                                                            ==================      ==================
Units sold                                                           4,704,324                       -
Units redeemed                                                        (796,952)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                              3,907,372                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            3,907,372                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      4,351,585
Cost of units redeemed/account charges                                                        (615,542)
Net investment income (loss)                                                                     2,927
Net realized gain (loss)                                                                        15,408
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           601,928
                                                                                      ----------------
                                                                                      $      4,356,306
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11        3,907     $    4,356          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Janus Perkins Mid Cap Value R Class - 47103C233

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,295,882    $        1,914,319                  101,948
Receivables: investments sold                   39,908    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,335,790
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,266,295             1,975,054     $               1.15
Band 100                                         4,210                 3,629                     1.16
Band 75                                              -                     -                     1.17
Band 50                                         23,161                19,558                     1.18
Band 25                                              -                     -                     1.20
Band 0                                          42,124                34,837                     1.21
                                    ------------------    ------------------
 Total                              $        2,335,790             2,033,078
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              8,701
Mortality & expense charges                                                                   (20,433)
                                                                                 --------------------
Net investment income (loss)                                                                  (11,732)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       31,529
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          223,184
                                                                                 --------------------
Net gain (loss)                                                                               254,713
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            242,981
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (11,732)     $           (7,889)
Net realized gain (loss)                                                31,529                  40,415
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   223,184                 166,069
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      242,981                 198,595
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,453,912                 922,475
Cost of units redeemed                                                (488,632)               (149,724)
Account charges                                                           (861)                   (500)
                                                            ------------------      ------------------
Increase (decrease)                                                    964,419                 772,251
                                                            ------------------      ------------------
Net increase (decrease)                                              1,207,400                 970,846
Net assets, beginning                                                1,128,390                 157,544
                                                            ------------------      ------------------
Net assets, ending                                          $        2,335,790      $        1,128,390
                                                            ==================      ==================
Units sold                                                           1,424,736               1,132,585
Units redeemed                                                        (500,856)               (224,215)
                                                            ------------------      ------------------
Net increase (decrease)                                                923,880                 908,370
Units outstanding, beginning                                         1,109,198                 200,828
                                                            ------------------      ------------------
Units outstanding, ending                                            2,033,078               1,109,198
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      2,542,298
Cost of units redeemed/account charges                                                        (643,119)
Net investment income (loss)                                                                   (19,544)
Net realized gain (loss)                                                                        71,918
Realized gain distributions                                                                      2,674
Net change in unrealized appreciation (depreciation)                                           381,563
                                                                                      ----------------
                                                                                      $      2,335,790
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.15        1,975     $    2,266          1.25%          12.8%
12/31/2009          1.02        1,101          1,120          1.25%          29.7%
12/31/2008          0.78          200            157          1.25%         -28.5%
12/31/2007          1.10            0              0          1.25%           5.5%
12/31/2006          1.04            0              0          1.25%           4.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.16            4     $        4          1.00%          13.1%
12/31/2009          1.03            2              2          1.00%          30.0%
12/31/2008          0.79            1              0          1.00%         -28.3%
12/31/2007          1.10            0              0          1.00%           5.8%
12/31/2006          1.04            0              0          1.00%           4.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.17            0     $        0          0.75%          13.4%
12/31/2009          1.03            0              0          0.75%          30.3%
12/31/2008          0.79            0              0          0.75%         -28.1%
12/31/2007          1.10            0              0          0.75%           6.0%
12/31/2006          1.04            0              0          0.75%           4.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.18           20     $       23          0.50%          13.7%
12/31/2009          1.04            2              2          0.50%          30.6%
12/31/2008          0.80            0              0          0.50%         -28.0%
12/31/2007          1.11            0              0          0.50%           6.3%
12/31/2006          1.04            0              0          0.50%           4.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20            0     $        0          0.25%          14.0%
12/31/2009          1.05            0              0          0.25%          31.0%
12/31/2008          0.80            0              0          0.25%         -27.8%
12/31/2007          1.11            0              0          0.25%           6.6%
12/31/2006          1.04            0              0          0.25%           4.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21           35     $       42          0.00%          14.2%
12/31/2009          1.06            4              4          0.00%          31.3%
12/31/2008          0.81            0              0          0.00%         -27.6%
12/31/2007          1.11            0              0          0.00%           6.8%
12/31/2006          1.04            0              0          0.00%           4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.5%
2009         0.0%
2008         0.4%
2007         0.0%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Janus Perkins Small Cap Value S Class - 47103C167

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,301,020    $        1,099,445                   54,390
Receivables: investments sold                    3,471    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,304,491
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,054,090               684,370     $               1.54
Band 100                                             -                     -                     1.57
Band 75                                              -                     -                     1.60
Band 50                                              -                     -                     1.63
Band 25                                        243,788               147,203                     1.66
Band 0                                           6,613                 3,919                     1.69
                                    ------------------    ------------------
 Total                              $        1,304,491               835,492
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              3,968
Mortality & expense charges                                                                    (9,117)
                                                                                 --------------------
Net investment income (loss)                                                                   (5,149)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       38,261
Realized gain distributions                                                                    31,610
Net change in unrealized appreciation (depreciation)                                           88,520
                                                                                 --------------------
Net gain (loss)                                                                               158,391
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            153,242
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (5,149)     $           (3,655)
Net realized gain (loss)                                                38,261                (106,180)
Realized gain distributions                                             31,610                       -
Net change in unrealized appreciation (depreciation)                    88,520                 254,752
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      153,242                 144,917
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               736,256                 268,815
Cost of units redeemed                                                (225,949)               (118,599)
Account charges                                                         (1,253)                   (629)
                                                            ------------------      ------------------
Increase (decrease)                                                    509,054                 149,587
                                                            ------------------      ------------------
Net increase (decrease)                                                662,296                 294,504
Net assets, beginning                                                  642,195                 347,691
                                                            ------------------      ------------------
Net assets, ending                                          $        1,304,491      $          642,195
                                                            ==================      ==================
Units sold                                                             524,917                 244,916
Units redeemed                                                        (166,458)               (119,263)
                                                            ------------------      ------------------
Net increase (decrease)                                                358,459                 125,653
Units outstanding, beginning                                           477,033                 351,380
                                                            ------------------      ------------------
Units outstanding, ending                                              835,492                 477,033
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,730,042
Cost of units redeemed/account charges                                                        (572,883)
Net investment income (loss)                                                                   (12,834)
Net realized gain (loss)                                                                       (87,556)
Realized gain distributions                                                                     46,147
Net change in unrealized appreciation (depreciation)                                           201,575
                                                                                      ----------------
                                                                                      $      1,304,491
                                                                                      ================

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54          684     $    1,054          1.25%          16.2%
12/31/2009          1.33          363            481          1.25%          35.3%
12/31/2008          0.98          288            282          1.25%         -34.6%
12/31/2007          1.50           82            123          1.25%          -6.5%
12/31/2006          1.60           31             50          1.25%          20.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57            0     $        0          1.00%          16.5%
12/31/2009          1.35            0              0          1.00%          35.6%
12/31/2008          0.99            0              0          1.00%         -34.4%
12/31/2007          1.51            0              0          1.00%          -6.2%
12/31/2006          1.61            0              0          1.00%          21.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.60            0     $        0          0.75%          16.8%
12/31/2009          1.37            0              0          0.75%          36.0%
12/31/2008          1.01            0              0          0.75%         -34.3%
12/31/2007          1.53            0              0          0.75%          -6.0%
12/31/2006          1.63            0              0          0.75%          21.3%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.63            0     $        0          0.50%          17.1%
12/31/2009          1.39            0              0          0.50%          36.3%
12/31/2008          1.02            0              0          0.50%         -34.1%
12/31/2007          1.55            0              0          0.50%          -5.7%
12/31/2006          1.64            0              0          0.50%          21.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.66          147     $      244          0.25%          17.3%
12/31/2009          1.41          114            161          0.25%          36.6%
12/31/2008          1.03           64             66          0.25%         -33.9%
12/31/2007          1.56            0              0          0.25%          -5.5%
12/31/2006          1.65            0              0          0.25%          21.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.69            4     $        7          0.00%          17.6%
12/31/2009          1.43            0              0          0.00%          37.0%
12/31/2008          1.05            0              0          0.00%         -33.8%
12/31/2007          1.58            0              0          0.00%          -5.3%
12/31/2006          1.67            0              0          0.00%          22.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.4%
2009         0.2%
2008         0.4%
2007         0.0%
2006         0.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Lord Abbett Classic Stock Fund A Class - 543913107

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            2,764    $            2,396                       93
Receivables: investments sold                       20    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            2,784
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            2,784                 2,423     $               1.15
Band 100                                             -                     -                     1.15
Band 75                                              -                     -                     1.15
Band 50                                              -                     -                     1.16
Band 25                                              -                     -                     1.16
Band 0                                               -                     -                     1.16
                                    ------------------    ------------------
 Total                              $            2,784                 2,423
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  9
Mortality & expense charges                                                                       (12)
                                                                                 --------------------
Net investment income (loss)                                                                       (3)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              368
                                                                                 --------------------
Net gain (loss)                                                                                   369
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                366
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               (3)     $                -
Net realized gain (loss)                                                     1                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                       368                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                          366                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                 2,424                       -
Cost of units redeemed                                                      (6)                      -
Account charges                                                              -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                      2,418                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                  2,784                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $            2,784      $                -
                                                            ==================      ==================
Units sold                                                               2,428                       -
Units redeemed                                                              (5)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                                  2,423                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                                2,423                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $          2,424
Cost of units redeemed/account charges                                                              (6)
Net investment income (loss)                                                                        (3)
Net realized gain (loss)                                                                             1
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                               368
                                                                                      ----------------
                                                                                      $          2,784
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.15            2     $        3          1.25%          14.9%
12/31/2009          1.00            0              0          1.25%           2.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.15            0     $        0          1.00%          15.2%
12/31/2009          1.00            0              0          1.00%           2.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.15            0     $        0          0.75%          15.5%
12/31/2009          1.00            0              0          0.75%           2.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.16            0     $        0          0.50%          15.8%
12/31/2009          1.00            0              0          0.50%           2.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.16            0     $        0          0.25%          16.1%
12/31/2009          1.00            0              0          0.25%           2.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.16            0     $        0          0.00%          16.4%
12/31/2009          1.00            0              0          0.00%           2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.6%
2009         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Lord Abbett Classic Stock Fund R3 Class - 543913743

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       58,058  $       55,548           1,980
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased               (2)
                                  --------------
Net assets                        $       58,056
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       58,056          50,610  $         1.15
Band 100                                       -               -            1.15
Band 75                                        -               -            1.15
Band 50                                        -               -            1.16
Band 25                                        -               -            1.16
Band 0                                         -               -            1.16
                                  --------------  --------------
 Total                            $       58,056          50,610
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $          193
Mortality & expense charges                                                  (58)
                                                                  --------------
Net investment income (loss)                                                 135
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       4
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,510
                                                                  --------------
Net gain (loss)                                                            2,514
                                                                  --------------
Increase (decrease) in net assets from operations                 $        2,649
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              135     $                -
Net realized gain (loss)                                                     4                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,510                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        2,649                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                55,407                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     55,407                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 58,056                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           58,056     $                -
                                                            ==================     ==================
Units sold                                                              50,610                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 50,610                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               50,610                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        55,407
Cost of units redeemed/account charges                                                             -
Net investment income (loss)                                                                     135
Net realized gain (loss)                                                                           4
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                           2,510
                                                                                     ---------------
                                                                                     $        58,056
                                                                                     ===============

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.15            51   $       58           1.25%           12.2%
12/31/2009       1.02             0            0           1.25%            2.2%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.15             0   $         0           1.00%           12.5%
12/31/2009       1.02             0             0           1.00%            2.2%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.15             0   $        0           0.75%           12.8%
12/31/2009       1.02             0            0           0.75%            2.2%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16             0   $        0           0.50%           13.1%
12/31/2009       1.02             0            0           0.50%            2.2%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16             0   $        0           0.25%           13.4%
12/31/2009       1.02             0            0           0.25%            2.3%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16             0   $        0           0.00%           13.6%
12/31/2009       1.02             0            0           0.00%            2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.7%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Lord Abbett Developing Growth Fund P Class - 544006406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,510,263  $    1,075,506          72,088
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased           (3,313)
                                  --------------
Net assets                        $    1,506,950
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      645,840         382,128  $         1.69
Band 100                                  64,831          37,783            1.72
Band 75                                        -               -            1.74
Band 50                                        -               -            1.77
Band 25                                  377,838         210,432            1.80
Band 0                                   418,441         229,549            1.82
                                  --------------  --------------
 Total                            $    1,506,950         859,892
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (8,882)
                                                                  --------------
Net investment income (loss)                                              (8,882)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (71,471)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     459,375
                                                                  --------------
Net gain (loss)                                                          387,904
                                                                  --------------
Increase (decrease) in net assets from operations                 $      379,022
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (8,882)    $           (5,113)
Net realized gain (loss)                                               (71,471)               (32,415)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   459,375                330,552
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      379,022                293,024
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               349,034                529,130
Cost of units redeemed                                                (441,137)              (114,487)
Account charges                                                         (1,342)                (1,005)
                                                            ------------------     ------------------
Increase (decrease)                                                    (93,445)               413,638
                                                            ------------------     ------------------
Net increase (decrease)                                                285,577                706,662
Net assets, beginning                                                1,221,373                514,711
                                                            ------------------     ------------------
Net assets, ending                                          $        1,506,950     $        1,221,373
                                                            ==================     ==================
Units sold                                                             243,088                471,261
Units redeemed                                                        (333,292)              (101,936)
                                                            ------------------     ------------------
Net increase (decrease)                                                (90,204)               369,325
Units outstanding, beginning                                           950,096                580,771
                                                            ------------------     ------------------
Units outstanding, ending                                              859,892                950,096
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     2,322,962
Cost of units redeemed/account charges                                                    (1,226,045)
Net investment income (loss)                                                                  32,479
Net realized gain (loss)                                                                    (160,845)
Realized gain distributions                                                                  103,642
Net change in unrealized appreciation (depreciation)                                         434,757
                                                                                     ---------------
                                                                                     $     1,506,950
                                                                                     ===============

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.69           382   $      646           1.25%           34.7%
12/31/2009       1.25           517          648           1.25%           45.0%
12/31/2008       0.87           265          229           1.25%          -48.2%
12/31/2007       1.67           107          179           1.25%           34.0%
12/31/2006       1.25            23           29           1.25%           11.2%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.72            38   $       65           1.00%           35.0%
12/31/2009       1.27            52           65           1.00%           45.4%
12/31/2008       0.87            34           30           1.00%          -48.0%
12/31/2007       1.68            36           60           1.00%           34.3%
12/31/2006       1.25            66           83           1.00%           11.2%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.74             0   $        0           0.75%           35.4%
12/31/2009       1.29             0            0           0.75%           45.7%
12/31/2008       0.88             0            0           0.75%          -47.9%
12/31/2007       1.69             0            0           0.75%           34.7%
12/31/2006       1.26             0            0           0.75%           11.5%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.77             0   $        0           0.50%           35.7%
12/31/2009       1.30             0            0           0.50%           46.1%
12/31/2008       0.89             0            0           0.50%          -47.8%
12/31/2007       1.71             0            0           0.50%           35.0%
12/31/2006       1.27             0            0           0.50%           11.8%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.80           210   $      378           0.25%           36.1%
12/31/2009       1.32           165          218           0.25%           46.5%
12/31/2008       0.90            82           74           0.25%          -47.6%
12/31/2007       1.72             0            0           0.25%           35.3%
12/31/2006       1.27             0            0           0.25%           12.0%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.82           230   $      418           0.00%           36.4%
12/31/2009       1.34           217          290           0.00%           46.8%
12/31/2008       0.91           200          182           0.00%          -47.5%
12/31/2007       1.73           332          576           0.00%           35.7%
12/31/2006       1.28           276          353           0.00%           12.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               8.3%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Lord Abbett Developing Growth Fund R3 Class - 544006802

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      818,492  $      644,010          38,626
Receivables: investments sold                932  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      819,424
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      819,424         793,982  $         1.03
Band 100                                       -               -            1.04
Band 75                                        -               -            1.05
Band 50                                        -               -            1.06
Band 25                                        -               -            1.06
Band 0                                         -               -            1.07
                                  --------------  --------------
 Total                            $      819,424         793,982
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (4,953)
                                                                  --------------
Net investment income (loss)                                              (4,953)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   1,785
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     173,383
                                                                  --------------
Net gain (loss)                                                          175,168
                                                                  --------------
Increase (decrease) in net assets from operations                 $      170,215
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (4,953)    $             (308)
Net realized gain (loss)                                                 1,785                 10,208
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   173,383                  3,397
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      170,215                 13,297
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               602,929                170,639
Cost of units redeemed                                                 (69,610)               (79,274)
Account charges                                                           (718)                    (2)
                                                            ------------------     ------------------
Increase (decrease)                                                    532,601                 91,363
                                                            ------------------     ------------------
Net increase (decrease)                                                702,816                104,660
Net assets, beginning                                                  116,608                 11,948
                                                            ------------------     ------------------
Net assets, ending                                          $          819,424     $          116,608
                                                            ==================     ==================
Units sold                                                             784,501                324,642
Units redeemed                                                        (142,579)              (195,176)
                                                            ------------------     ------------------
Net increase (decrease)                                                641,922                129,466
Units outstanding, beginning                                           152,060                 22,594
                                                            ------------------     ------------------
Units outstanding, ending                                              793,982                152,060
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       795,281
Cost of units redeemed/account charges                                                      (156,248)
Net investment income (loss)                                                                  (5,312)
Net realized gain (loss)                                                                      11,221
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                         174,482
                                                                                     ---------------
                                                                                     $       819,424
                                                                                     ===============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.03           794   $      819           1.25%           34.6%
12/31/2009       0.77           152          117           1.25%           45.0%
12/31/2008       0.53            23           12           1.25%          -48.2%
12/31/2007       1.02             0            0           1.25%            2.1%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04             0   $        0           1.00%           34.9%
12/31/2009       0.77             0            0           1.00%           45.4%
12/31/2008       0.53             0            0           1.00%          -48.1%
12/31/2007       1.02             0            0           1.00%            2.2%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05             0   $        0           0.75%           35.3%
12/31/2009       0.78             0            0           0.75%           45.7%
12/31/2008       0.53             0            0           0.75%          -48.0%
12/31/2007       1.02             0            0           0.75%            2.2%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06             0   $        0           0.50%           35.6%
12/31/2009       0.78             0            0           0.50%           46.1%
12/31/2008       0.53             0            0           0.50%          -47.8%
12/31/2007       1.02             0            0           0.50%            2.2%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06             0   $        0           0.25%           35.9%
12/31/2009       0.78             0            0           0.25%           46.5%
12/31/2008       0.53             0            0           0.25%          -47.7%
12/31/2007       1.02             0            0           0.25%            2.3%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.07             0   $        0           0.00%           36.3%
12/31/2009       0.79             0            0           0.00%           46.8%
12/31/2008       0.54             0            0           0.00%          -47.6%
12/31/2007       1.02             0            0           0.00%            2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Lord Abbett Growth Opportunities Fund P Class - 54400R509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      115,660  $       99,165           5,131
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased             (170)
                                  --------------
Net assets                        $      115,490
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      115,490          80,768  $         1.43
Band 100                                       -               -            1.45
Band 75                                        -               -            1.47
Band 50                                        -               -            1.50
Band 25                                        -               -            1.52
Band 0                                         -               -            1.54
                                  --------------  --------------
 Total                            $      115,490          80,768
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (1,577)
                                                                  --------------
Net investment income (loss)                                              (1,577)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  15,363
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                        (938)
                                                                  --------------
Net gain (loss)                                                           14,425
                                                                  --------------
Increase (decrease) in net assets from operations                 $       12,848
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,577)    $             (677)
Net realized gain (loss)                                                15,363                 (2,154)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                      (938)                22,829
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       12,848                 19,998
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                90,445                 26,808
Cost of units redeemed                                                 (68,587)                (5,279)
Account charges                                                            (21)                   (13)
                                                            ------------------     ------------------
Increase (decrease)                                                     21,837                 21,516
                                                            ------------------     ------------------
Net increase (decrease)                                                 34,685                 41,514
Net assets, beginning                                                   80,805                 39,291
                                                            ------------------     ------------------
Net assets, ending                                          $          115,490     $           80,805
                                                            ==================     ==================
Units sold                                                              72,255                 26,728
Units redeemed                                                         (60,228)                (5,930)
                                                            ------------------     ------------------
Net increase (decrease)                                                 12,027                 20,798
Units outstanding, beginning                                            68,741                 47,943
                                                            ------------------     ------------------
Units outstanding, ending                                               80,768                 68,741
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                           $    169,597
Cost of units redeemed/account charges                                  (81,146)
Net investment income (loss)                                             (2,179)
Net realized gain (loss)                                                 11,686
Realized gain distributions                                               1,037
Net change in unrealized appreciation (depreciation)                     16,495
                                                                   ------------
                                                                   $    115,490
                                                                   ============

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.43            81   $      115           1.25%           21.6%
12/31/2009       1.18            69           81           1.25%           43.4%
12/31/2008       0.82            48           39           1.25%          -39.1%
12/31/2007       1.35             5            7           1.25%           19.5%
12/31/2006       1.13             1            1           1.25%            5.3%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.45             0   $        0           1.00%           21.9%
12/31/2009       1.19             0            0           1.00%           43.8%
12/31/2008       0.83             0            0           1.00%          -39.0%
12/31/2007       1.36             0            0           1.00%           19.8%
12/31/2006       1.13             0            0           1.00%            5.9%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.47             0   $        0           0.75%           22.2%
12/31/2009       1.21             0            0           0.75%           44.2%
12/31/2008       0.84             0            0           0.75%          -38.8%
12/31/2007       1.37             0            0           0.75%           20.1%
12/31/2006       1.14             0            0           0.75%            6.3%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.50             0   $        0           0.50%           22.6%
12/31/2009       1.22             0            0           0.50%           44.5%
12/31/2008       0.84             0            0           0.50%          -38.7%
12/31/2007       1.38             0            0           0.50%           20.4%
12/31/2006       1.14             0            0           0.50%            6.6%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.52             0   $        0           0.25%           22.9%
12/31/2009       1.24             0            0           0.25%           44.9%
12/31/2008       0.85             0            0           0.25%          -38.5%
12/31/2007       1.39             0            0           0.25%           20.7%
12/31/2006       1.15             0            0           0.25%            6.9%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.54             0   $        0           0.00%           23.2%
12/31/2009       1.25             0            0           0.00%           45.2%
12/31/2008       0.86             0            0           0.00%          -38.4%
12/31/2007       1.40             0            0           0.00%           21.0%
12/31/2006       1.16             0            0           0.00%            7.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               8.2%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Lord Abbett Growth Opportunities Fund R3 Class - 54400R806

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      270,912  $      235,250          12,019
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased           (6,237)
                                  --------------
Net assets                        $      264,675
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      263,370         242,597  $         1.09
Band 100                                       -               -            1.09
Band 75                                        -               -            1.10
Band 50                                        -               -            1.11
Band 25                                        -               -            1.12
Band 0                                     1,305           1,156            1.13
                                  --------------  --------------
 Total                            $      264,675         243,753
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (1,042)
                                                                  --------------
Net investment income (loss)                                              (1,042)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   3,041
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      35,527
                                                                  --------------
Net gain (loss)                                                           38,568
                                                                  --------------
Increase (decrease) in net assets from operations                 $       37,526
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,042)    $               (3)
Net realized gain (loss)                                                 3,041                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    35,527                    136
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       37,526                    133
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               302,560                  1,999
Cost of units redeemed                                                 (77,240)                     -
Account charges                                                           (346)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    224,974                  1,999
                                                            ------------------     ------------------
Net increase (decrease)                                                262,500                  2,132
Net assets, beginning                                                    2,175                     43
                                                            ------------------     ------------------
Net assets, ending                                          $          264,675     $            2,175
                                                            ==================     ==================
Units sold                                                             325,150                  2,365
Units redeemed                                                         (83,831)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                241,319                  2,365
Units outstanding, beginning                                             2,434                     69
                                                            ------------------     ------------------
Units outstanding, ending                                              243,753                  2,434
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       304,601
Cost of units redeemed/account charges                                                       (77,586)
Net investment income (loss)                                                                  (1,045)
Net realized gain (loss)                                                                       3,041
Realized gain distributions                                                                        2
Net change in unrealized appreciation (depreciation)                                          35,662
                                                                                     ---------------
                                                                                     $       264,675
                                                                                     ===============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.09           243   $      263           1.25%           21.5%
12/31/2009       0.89             2            2           1.25%           43.5%
12/31/2008       0.62             0            0           1.25%          -39.1%
12/31/2007       1.02             0            0           1.25%            2.3%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.09             0   $        0           1.00%           21.8%
12/31/2009       0.90             0            0           1.00%           43.8%
12/31/2008       0.62             0            0           1.00%          -39.0%
12/31/2007       1.02             0            0           1.00%            2.3%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.10             0   $        0           0.75%           22.1%
12/31/2009       0.90             0            0           0.75%           44.2%
12/31/2008       0.63             0            0           0.75%          -38.8%
12/31/2007       1.02             0            0           0.75%            2.3%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11             0   $        0           0.50%           22.4%
12/31/2009       0.91             0            0           0.50%           44.6%
12/31/2008       0.63             0            0           0.50%          -38.6%
12/31/2007       1.02             0            0           0.50%            2.4%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12             0   $        0           0.25%           22.7%
12/31/2009       0.91             0            0           0.25%           44.9%
12/31/2008       0.63             0            0           0.25%          -38.5%
12/31/2007       1.02             0            0           0.25%            2.4%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.13             1   $        1           0.00%           23.0%
12/31/2009       0.92             0            0           0.00%           45.3%
12/31/2008       0.63             0            0           0.00%          -38.3%
12/31/2007       1.02             0            0           0.00%            2.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Lord Abbett Mid Cap Value Fund P Class - 543919401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       31,482  $       24,676           1,973
Receivables: investments sold                355  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       31,837
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       31,837          28,758  $         1.11
Band 100                                       -               -            1.12
Band 75                                        -               -            1.14
Band 50                                        -               -            1.16
Band 25                                        -               -            1.18
Band 0                                         -               -            1.19
                                  --------------  --------------
 Total                            $       31,837          28,758
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $           82
Mortality & expense charges                                                 (208)
                                                                  --------------
Net investment income (loss)                                                (126)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                      19
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       4,607
                                                                  --------------
Net gain (loss)                                                            4,626
                                                                  --------------
Increase (decrease) in net assets from operations                 $        4,500
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (126)    $              (97)
Net realized gain (loss)                                                    19                   (705)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     4,607                  4,722
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        4,500                  3,920
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                17,417                 29,550
Cost of units redeemed                                                  (1,007)               (27,845)
Account charges                                                             (2)                   (80)
                                                            ------------------     ------------------
Increase (decrease)                                                     16,408                  1,625
                                                            ------------------     ------------------
Net increase (decrease)                                                 20,908                  5,545
Net assets, beginning                                                   10,929                  5,384
                                                            ------------------     ------------------
Net assets, ending                                          $           31,837     $           10,929
                                                            ==================     ==================
Units sold                                                              17,545                 43,492
Units redeemed                                                          (1,016)               (38,797)
                                                            ------------------     ------------------
Net increase (decrease)                                                 16,529                  4,695
Units outstanding, beginning                                            12,229                  7,534
                                                            ------------------     ------------------
Units outstanding, ending                                               28,758                 12,229
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        55,948
Cost of units redeemed/account charges                                                       (30,803)
Net investment income (loss)                                                                    (187)
Net realized gain (loss)                                                                      (2,462)
Realized gain distributions                                                                    2,535
Net change in unrealized appreciation (depreciation)                                           6,806
                                                                                     ---------------
                                                                                     $        31,837
                                                                                     ===============

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11            29  $        32           1.25%           23.9%
12/31/2009       0.89            12           11           1.25%           25.1%
12/31/2008       0.71             8            5           1.25%          -40.3%
12/31/2007       1.20             7            9           1.25%           -0.8%
12/31/2006       1.21             5            7           1.25%           10.8%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12             0   $        0           1.00%           24.2%
12/31/2009       0.91             0            0           1.00%           25.4%
12/31/2008       0.72             0            0           1.00%          -40.2%
12/31/2007       1.21             0            0           1.00%           -0.6%
12/31/2006       1.21             0            0           1.00%           11.1%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.14             0   $        0           0.75%           24.5%
12/31/2009       0.92             0            0           0.75%           25.7%
12/31/2008       0.73             0            0           0.75%          -40.0%
12/31/2007       1.22             0            0           0.75%           -0.3%
12/31/2006       1.22             0            0           0.75%           11.4%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16             0   $        0           0.50%           24.8%
12/31/2009       0.93             0            0           0.50%           26.0%
12/31/2008       0.74             0            0           0.50%          -39.9%
12/31/2007       1.23             0            0           0.50%           -0.1%
12/31/2006       1.23             0            0           0.50%           11.6%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.18             0   $        0           0.25%           25.1%
12/31/2009       0.94             0            0           0.25%           26.3%
12/31/2008       0.74             0            0           0.25%          -39.7%
12/31/2007       1.23             0            0           0.25%            0.2%
12/31/2006       1.23             0            0           0.25%           11.9%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.19             0   $        0           0.00%           25.4%
12/31/2009       0.95             0            0           0.00%           26.6%
12/31/2008       0.75             0            0           0.00%          -39.6%
12/31/2007       1.24             0            0           0.00%            0.4%
12/31/2006       1.24             0            0           0.00%           12.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.4%
2009               0.6%
2008               1.8%
2007               1.3%
2006               0.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Lord Abbett Mid Cap Value Fund R3 Class - 543919807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        8,349  $        7,795             511
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased               (1)
                                  --------------
Net assets                        $        8,348
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        8,348           5,249  $         1.59
Band 100                                       -               -            1.60
Band 75                                        -               -            1.60
Band 50                                        -               -            1.61
Band 25                                        -               -            1.62
Band 0                                         -               -            1.62
                                  --------------  --------------
 Total                            $        8,348           5,249
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $           16
Mortality & expense charges                                                  (27)
                                                                  --------------
Net investment income (loss)                                                 (11)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       1
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                         554
                                                                  --------------
Net gain (loss)                                                              555
                                                                  --------------
Increase (decrease) in net assets from operations                 $          544
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (11)    $                -
Net realized gain (loss)                                                     1                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       554                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          544                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 7,809                      -
Cost of units redeemed                                                      (1)                     -
Account charges                                                             (4)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                      7,804                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  8,348                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            8,348     $                -
                                                            ==================     ==================
Units sold                                                               5,251                      -
Units redeemed                                                              (2)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                  5,249                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                5,249                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         7,809
Cost of units redeemed/account charges                                                            (5)
Net investment income (loss)                                                                     (11)
Net realized gain (loss)                                                                           1
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                             554
                                                                                     ---------------
                                                                                     $         8,348
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.59             5   $        8           1.25%           23.8%
12/31/2009       1.28             0            0           1.25%           28.4%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.60             0   $        0           1.00%           24.1%
12/31/2009       1.29             0            0           1.00%           28.7%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.60             0   $        0           0.75%           24.4%
12/31/2009       1.29             0            0           0.75%           28.9%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.61             0   $        0           0.50%           24.8%
12/31/2009       1.29             0            0           0.50%           29.1%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.62             0   $        0           0.25%           25.1%
12/31/2009       1.29             0            0           0.25%           29.3%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.62             0   $        0           0.00%           25.4%
12/31/2009       1.30             0            0           0.00%           29.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.4%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Lord Abbett Small Cap Blend Fund P Class - 54400M401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,043,291  $    2,274,873         201,009
Receivables: investments sold                103  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    3,043,394
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,738,347       2,321,963  $         1.18
Band 100                                     366             306            1.20
Band 75                                        -               -            1.22
Band 50                                        -               -            1.23
Band 25                                        -               -            1.25
Band 0                                   304,681         239,536            1.27
                                  --------------  --------------
 Total                            $    3,043,394       2,561,805
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                              (42,990)
                                                                  --------------
Net investment income (loss)                                             (42,990)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (82,226)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     440,545
                                                                  --------------
Net gain (loss)                                                          358,319
                                                                  --------------
Increase (decrease) in net assets from operations                 $      315,329
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (42,990)    $          (46,710)
Net realized gain (loss)                                               (82,226)              (270,646)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   440,545              1,189,732
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      315,329                872,376
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               943,899              1,363,968
Cost of units redeemed                                              (3,054,865)              (827,526)
Account charges                                                         (1,480)                (1,782)
                                                            ------------------     ------------------
Increase (decrease)                                                 (2,112,446)               534,660
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,797,117)             1,407,036
Net assets, beginning                                                4,840,511              3,433,475
                                                            ------------------     ------------------
Net assets, ending                                          $        3,043,394     $        4,840,511
                                                            ==================     ==================
Units sold                                                             882,667              1,631,224
Units redeemed                                                      (2,891,277)            (1,018,001)
                                                            ------------------     ------------------
Net increase (decrease)                                             (2,008,610)               613,223
Units outstanding, beginning                                         4,570,415              3,957,192
                                                            ------------------     ------------------
Units outstanding, ending                                            2,561,805              4,570,415
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     8,481,445
Cost of units redeemed/account charges                                                    (5,910,579)
Net investment income (loss)                                                                 (83,004)
Net realized gain (loss)                                                                    (456,217)
Realized gain distributions                                                                  243,331
Net change in unrealized appreciation (depreciation)                                         768,418
                                                                                     ---------------
                                                                                     $     3,043,394
                                                                                     ===============

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.18         2,322   $    2,738           1.25%           11.7%
12/31/2009       1.06         4,372        4,618           1.25%           22.0%
12/31/2008       0.87         3,790        3,281           1.25%          -34.2%
12/31/2007       1.32         1,433        1,885           1.25%            8.3%
12/31/2006       1.22         1,222        1,485           1.25%            4.8%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.20             0   $        0           1.00%           11.9%
12/31/2009       1.07             0            0           1.00%           22.3%
12/31/2008       0.87             0            0           1.00%          -34.0%
12/31/2007       1.33             0            0           1.00%            8.5%
12/31/2006       1.22             0            0           1.00%            4.8%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22             0   $        0           0.75%           12.2%
12/31/2009       1.08             0            0           0.75%           22.6%
12/31/2008       0.88             0            0           0.75%          -33.9%
12/31/2007       1.34             0            0           0.75%            8.8%
12/31/2006       1.23             0            0           0.75%            5.1%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.23             0   $        0           0.50%           12.5%
12/31/2009       1.10             0            0           0.50%           22.9%
12/31/2008       0.89             0            0           0.50%          -33.7%
12/31/2007       1.35             0            0           0.50%            9.1%
12/31/2006       1.23             0            0           0.50%            5.3%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.25             0   $        0           0.25%           12.8%
12/31/2009       1.11             0            0           0.25%           23.2%
12/31/2008       0.90             0            0           0.25%          -33.5%
12/31/2007       1.36             0            0           0.25%            9.3%
12/31/2006       1.24             0            0           0.25%            5.6%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.27           240   $      305           0.00%           13.1%
12/31/2009       1.12           198          223           0.00%           23.5%
12/31/2008       0.91           168          153           0.00%          -33.4%
12/31/2007       1.37            89          122           0.00%            9.6%
12/31/2006       1.25            19           24           0.00%            5.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               3.8%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Lord Abbett Small Cap Blend Fund R3 Class - 54400M807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       11,756  $        9,611             778
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       11,756
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       11,756           8,641  $         1.36
Band 100                                       -               -            1.37
Band 75                                        -               -            1.37
Band 50                                        -               -            1.38
Band 25                                        -               -            1.38
Band 0                                         -               -            1.39
                                  --------------  --------------
 Total                            $       11,756           8,641
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                 (705)
                                                                  --------------
Net investment income (loss)                                                (705)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (9,974)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,143
                                                                  --------------
Net gain (loss)                                                           (7,831)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (8,536)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (705)    $                -
Net realized gain (loss)                                                (9,974)                     -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,143                      2
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       (8,536)                     2
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               451,699                     49
Cost of units redeemed                                                (431,107)                     -
Account charges                                                           (350)                    (1)
                                                            ------------------     ------------------
Increase (decrease)                                                     20,242                     48
                                                            ------------------     ------------------
Net increase (decrease)                                                 11,706                     50
Net assets, beginning                                                       50                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           11,756     $               50
                                                            ==================     ==================
Units sold                                                             372,060                     42
Units redeemed                                                        (363,460)                    (1)
                                                            ------------------     ------------------
Net increase (decrease)                                                  8,600                     41
Units outstanding, beginning                                                41                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                8,641                     41
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       451,748
Cost of units redeemed/account charges                                                      (431,458)
Net investment income (loss)                                                                    (705)
Net realized gain (loss)                                                                      (9,974)
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                           2,145
                                                                                     ---------------
                                                                                     $        11,756
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.36             9   $       12           1.25%           11.6%
12/31/2009       1.22             0            0           1.25%           21.9%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.37             0   $        0           1.00%           11.9%
12/31/2009       1.22             0            0           1.00%           22.1%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.37             0   $        0           0.75%           12.2%
12/31/2009       1.22             0            0           0.75%           22.3%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.38             0   $        0           0.50%           12.5%
12/31/2009       1.22             0            0           0.50%           22.5%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.38             0   $        0           0.25%           12.7%
12/31/2009       1.23             0            0           0.25%           22.7%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.39             0   $        0           0.00%           13.0%
12/31/2009       1.23             0            0           0.00%           22.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Lord Abbett Small Cap Value Fund P Class - 543913867

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      352,958  $      293,394          11,352
Receivables: investments sold              3,848  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      356,806
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      356,806         220,696  $         1.62
Band 100                                       -               -            1.64
Band 75                                        -               -            1.67
Band 50                                        -               -            1.69
Band 25                                        -               -            1.72
Band 0                                         -               -            1.74
                                  --------------  --------------
 Total                            $      356,806         220,696
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (3,271)
                                                                  --------------
Net investment income (loss)                                              (3,271)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (4,724)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      70,474
                                                                  --------------
Net gain (loss)                                                           65,750
                                                                  --------------
Increase (decrease) in net assets from operations                 $       62,479
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (3,271)    $           (1,962)
Net realized gain (loss)                                                (4,724)                (7,972)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    70,474                 53,464
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       62,479                 43,530
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               105,635                 50,346
Cost of units redeemed                                                 (22,014)               (15,615)
Account charges                                                           (120)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                     83,501                 34,731
                                                            ------------------     ------------------
Net increase (decrease)                                                145,980                 78,261
Net assets, beginning                                                  210,826                132,565
                                                            ------------------     ------------------
Net assets, ending                                          $          356,806     $          210,826
                                                            ==================     ==================
Units sold                                                              74,435                 46,502
Units redeemed                                                         (16,103)               (14,791)
                                                            ------------------     ------------------
Net increase (decrease)                                                 58,332                 31,711
Units outstanding, beginning                                           162,364                130,653
                                                            ------------------     ------------------
Units outstanding, ending                                              220,696                162,364
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       429,906
Cost of units redeemed/account charges                                                      (159,760)
Net investment income (loss)                                                                  (6,062)
Net realized gain (loss)                                                                      (9,249)
Realized gain distributions                                                                   42,407
Net change in unrealized appreciation (depreciation)                                          59,564
                                                                                     ---------------
                                                                                     $       356,806
                                                                                     ===============

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.62           221   $      357           1.25%           24.5%
12/31/2009       1.30           162          211           1.25%           28.0%
12/31/2008       1.01           131          133           1.25%          -32.0%
12/31/2007       1.49           101          150           1.25%            8.9%
12/31/2006       1.37            99          136           1.25%           19.2%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.64             0   $        0           1.00%           24.8%
12/31/2009       1.31             0            0           1.00%           28.3%
12/31/2008       1.02             0            0           1.00%          -31.8%
12/31/2007       1.50             0            0           1.00%            9.1%
12/31/2006       1.38             0            0           1.00%           19.1%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.67             0   $        0           0.75%           25.1%
12/31/2009       1.33             0            0           0.75%           28.6%
12/31/2008       1.04             0            0           0.75%          -31.7%
12/31/2007       1.52             0            0           0.75%            9.4%
12/31/2006       1.38             0            0           0.75%           19.4%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.69             0   $        0           0.50%           25.4%
12/31/2009       1.35             0            0           0.50%           28.9%
12/31/2008       1.05             0            0           0.50%          -31.5%
12/31/2007       1.53             0            0           0.50%            9.7%
12/31/2006       1.39             0            0           0.50%           19.7%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.72             0   $        0           0.25%           25.8%
12/31/2009       1.37             0            0           0.25%           29.3%
12/31/2008       1.06             0            0           0.25%          -31.3%
12/31/2007       1.54             0            0           0.25%           10.0%
12/31/2006       1.40             0            0           0.25%           20.0%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.74             0   $        0           0.00%           26.1%
12/31/2009       1.38             0            0           0.00%           29.6%
12/31/2008       1.07             0            0           0.00%          -31.2%
12/31/2007       1.55             0            0           0.00%           10.2%
12/31/2006       1.41             0            0           0.00%           20.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.1%
2007               3.2%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Lord Abbett Small Cap Value Fund R3 Class - 543913719

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      142,036  $      126,205           4,556
Receivables: investments sold                383  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      142,419
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      142,419          90,786  $         1.57
Band 100                                       -               -            1.58
Band 75                                        -               -            1.58
Band 50                                        -               -            1.59
Band 25                                        -               -            1.60
Band 0                                         -               -            1.60
                                  --------------  --------------
 Total                            $      142,419          90,786
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                 (515)
                                                                  --------------
Net investment income (loss)                                                (515)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   1,147
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      15,813
                                                                  --------------
Net gain (loss)                                                           16,960
                                                                  --------------
Increase (decrease) in net assets from operations                 $       16,445
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (515)    $                -
Net realized gain (loss)                                                 1,147                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    15,813                     18
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       16,445                     18
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               132,392                  1,133
Cost of units redeemed                                                  (7,515)                   (41)
Account charges                                                            (12)                    (1)
                                                            ------------------     ------------------
Increase (decrease)                                                    124,865                  1,091
                                                            ------------------     ------------------
Net increase (decrease)                                                141,310                  1,109
Net assets, beginning                                                    1,109                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          142,419     $            1,109
                                                            ==================     ==================
Units sold                                                              95,940                    917
Units redeemed                                                          (6,034)                   (37)
                                                            ------------------     ------------------
Net increase (decrease)                                                 89,906                    880
Units outstanding, beginning                                               880                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               90,786                    880
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       133,525
Cost of units redeemed/account charges                                                        (7,569)
Net investment income (loss)                                                                    (515)
Net realized gain (loss)                                                                       1,147
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                          15,831
                                                                                     ---------------
                                                                                     $       142,419
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.57            91  $       142           1.25%           24.4%
12/31/2009       1.26             1            1           1.25%           26.1%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.58             0   $        0           1.00%           24.7%
12/31/2009       1.26             0            0           1.00%           26.3%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.58             0   $        0           0.75%           25.1%
12/31/2009       1.26             0            0           0.75%           26.5%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.59             0   $        0           0.50%           25.4%
12/31/2009       1.27             0            0           0.50%           26.7%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.60             0   $        0           0.25%           25.7%
12/31/2009       1.27             0            0           0.25%           26.9%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.60             0   $        0           0.00%           26.0%
12/31/2009       1.27             0            0           0.00%           27.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Lord Abbett Value Opportunities Fund A Class - 54400A100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      360,945  $      341,162          22,801
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased          (28,696)
                                  --------------
Net assets                        $      332,249
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      332,249         265,481  $         1.25
Band 100                                       -               -            1.25
Band 75                                        -               -            1.26
Band 50                                        -               -            1.26
Band 25                                        -               -            1.26
Band 0                                         -               -            1.27
                                  --------------  --------------
 Total                            $      332,249         265,481
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                 (670)
                                                                  --------------
Net investment income (loss)                                                (670)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                     207
Realized gain distributions                                                1,654
Net change in unrealized appreciation (depreciation)                      19,783
                                                                  --------------
Net gain (loss)                                                           21,644
                                                                  --------------
Increase (decrease) in net assets from operations                 $       20,974
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (670)    $                -
Net realized gain (loss)                                                   207                      -
Realized gain distributions                                              1,654                      -
Net change in unrealized appreciation (depreciation)                    19,783                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       20,974                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               378,426                      -
Cost of units redeemed                                                 (67,149)                     -
Account charges                                                             (2)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    311,275                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                332,249                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          332,249     $                -
                                                            ==================     ==================
Units sold                                                             321,550                      -
Units redeemed                                                         (56,069)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                265,481                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              265,481                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       378,426
Cost of units redeemed/account charges                                                       (67,151)
Net investment income (loss)                                                                    (670)
Net realized gain (loss)                                                                         207
Realized gain distributions                                                                    1,654
Net change in unrealized appreciation (depreciation)                                          19,783
                                                                                     ---------------
                                                                                     $       332,249
                                                                                     ===============

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.25           265   $      332           1.25%           23.0%
12/31/2009       1.02             0            0           1.25%            1.8%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.25             0   $        0           1.00%           23.3%
12/31/2009       1.02             0            0           1.00%            1.8%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.26             0   $        0           0.75%           23.6%
12/31/2009       1.02             0            0           0.75%            1.8%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.26             0   $        0           0.50%           23.9%
12/31/2009       1.02             0            0           0.50%            1.8%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.26             0   $        0           0.25%           24.2%
12/31/2009       1.02             0            0           0.25%            1.8%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.27             0   $        0           0.00%           24.5%
12/31/2009       1.02             0            0           0.00%            1.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Lord Abbett Value Opportunities Fund R3 Class - 54400A803

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      112,937  $      105,934           7,184
Receivables: investments sold                167  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      113,104
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      113,104          90,496  $         1.25
Band 100                                       -               -            1.25
Band 75                                        -               -            1.26
Band 50                                        -               -            1.26
Band 25                                        -               -            1.26
Band 0                                         -               -            1.27
                                  --------------  --------------
 Total                            $      113,104          90,496
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                 (154)
                                                                  --------------
Net investment income (loss)                                                (154)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                      52
Realized gain distributions                                                  163
Net change in unrealized appreciation (depreciation)                       7,003
                                                                  --------------
Net gain (loss)                                                            7,218
                                                                  --------------
Increase (decrease) in net assets from operations                 $        7,064
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (154)    $                -
Net realized gain (loss)                                                    52                      -
Realized gain distributions                                                163                      -
Net change in unrealized appreciation (depreciation)                     7,003                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        7,064                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               110,846                      -
Cost of units redeemed                                                  (4,759)                     -
Account charges                                                            (47)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    106,040                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                113,104                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          113,104     $                -
                                                            ==================     ==================
Units sold                                                              94,475                      -
Units redeemed                                                          (3,979)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 90,496                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               90,496                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       110,846
Cost of units redeemed/account charges                                                        (4,806)
Net investment income (loss)                                                                    (154)
Net realized gain (loss)                                                                          52
Realized gain distributions                                                                      163
Net change in unrealized appreciation (depreciation)                                           7,003
                                                                                     ---------------
                                                                                     $       113,104
                                                                                     ===============

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.25            90  $       113           1.25%           22.9%
12/31/2009       1.02             0            0           1.25%            1.7%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.25             0   $        0           1.00%           23.2%
12/31/2009       1.02             0            0           1.00%            1.7%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.26             0   $        0           0.75%           23.5%
12/31/2009       1.02             0            0           0.75%            1.7%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.26             0   $        0           0.50%           23.8%
12/31/2009       1.02             0            0           0.50%            1.7%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.26             0   $        0           0.25%           24.1%
12/31/2009       1.02             0            0           0.25%            1.8%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.27             0   $        0           0.00%           24.4%
12/31/2009       1.02             0            0           0.00%            1.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Manning & Napier ProBlend Conservative Term S Class - 563821651

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      268,100  $      265,067          20,831
Receivables: investments sold              5,233  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      273,333
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      273,333         229,862  $         1.19
Band 100                                       -               -            1.20
Band 75                                        -               -            1.21
Band 50                                        -               -            1.23
Band 25                                        -               -            1.24
Band 0                                         -               -            1.25
                                  --------------  --------------
 Total                            $      273,333         229,862
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        4,351
Mortality & expense charges                                               (1,931)
                                                                  --------------
Net investment income (loss)                                               2,420
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   1,320
Realized gain distributions                                                6,102
Net change in unrealized appreciation (depreciation)                       2,531
                                                                  --------------
Net gain (loss)                                                            9,953
                                                                  --------------
Increase (decrease) in net assets from operations                 $       12,373
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,420     $              151
Net realized gain (loss)                                                 1,320                     11
Realized gain distributions                                              6,102                      -
Net change in unrealized appreciation (depreciation)                     2,531                    566
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       12,373                    728
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               339,447                 22,579
Cost of units redeemed                                                (101,882)                  (991)
Account charges                                                           (160)                   (32)
                                                            ------------------     ------------------
Increase (decrease)                                                    237,405                 21,556
                                                            ------------------     ------------------
Net increase (decrease)                                                249,778                 22,284
Net assets, beginning                                                   23,555                  1,271
                                                            ------------------     ------------------
Net assets, ending                                          $          273,333     $           23,555
                                                            ==================     ==================
Units sold                                                             299,072                 21,094
Units redeemed                                                         (90,595)                  (973)
                                                            ------------------     ------------------
Net increase (decrease)                                                208,477                 20,121
Units outstanding, beginning                                            21,385                  1,264
                                                            ------------------     ------------------
Units outstanding, ending                                              229,862                 21,385
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       363,338
Cost of units redeemed/account charges                                                      (103,065)
Net investment income (loss)                                                                   2,587
Net realized gain (loss)                                                                       1,330
Realized gain distributions                                                                    6,110
Net change in unrealized appreciation (depreciation)                                           3,033
                                                                                     ---------------
                                                                                     $       273,333
                                                                                     ===============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.19           230   $      273           1.25%            8.0%
12/31/2009       1.10            21           24           1.25%            9.6%
12/31/2008       1.01             1            1           1.25%           -6.2%
12/31/2007       1.07             0            0           1.25%            5.1%
12/31/2006       1.02             0            0           1.25%            2.0%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.20             0   $        0           1.00%            8.2%
12/31/2009       1.11             0            0           1.00%            9.8%
12/31/2008       1.01             0            0           1.00%           -6.0%
12/31/2007       1.08             0            0           1.00%            5.4%
12/31/2006       1.02             0            0           1.00%            2.0%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21             0   $        0           0.75%            8.5%
12/31/2009       1.12             0            0           0.75%           10.1%
12/31/2008       1.02             0            0           0.75%           -5.7%
12/31/2007       1.08             0            0           0.75%            5.7%
12/31/2006       1.02             0            0           0.75%            2.0%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.23             0   $        0           0.50%            8.8%
12/31/2009       1.13             0            0           0.50%           10.4%
12/31/2008       1.02             0            0           0.50%           -5.5%
12/31/2007       1.08             0            0           0.50%            5.9%
12/31/2006       1.02             0            0           0.50%            2.1%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.24             0   $        0           0.25%            9.0%
12/31/2009       1.14             0            0           0.25%           10.7%
12/31/2008       1.03             0            0           0.25%           -5.3%
12/31/2007       1.08             0            0           0.25%            6.2%
12/31/2006       1.02             0            0           0.25%            2.1%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.25             0   $        0           0.00%            9.3%
12/31/2009       1.15             0            0           0.00%           10.9%
12/31/2008       1.03             0            0           0.00%           -5.0%
12/31/2007       1.09             0            0           0.00%            6.5%
12/31/2006       1.02             0            0           0.00%            2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.9%
2009               2.0%
2008               2.7%
2007               3.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Manning & Napier ProBlend Extended Term S Class - 563821768

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      393,476  $      338,124          25,369
Receivables: investments sold              1,026  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      394,502
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      394,502         357,856  $         1.10
Band 100                                       -               -            1.11
Band 75                                        -               -            1.13
Band 50                                        -               -            1.14
Band 25                                        -               -            1.15
Band 0                                         -               -            1.16
                                  --------------  --------------
 Total                            $      394,502         357,856
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        4,304
Mortality & expense charges                                               (3,673)
                                                                  --------------
Net investment income (loss)                                                 631
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (10,947)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      45,487
                                                                  --------------
Net gain (loss)                                                           34,540
                                                                  --------------
Increase (decrease) in net assets from operations                 $       35,171
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              631     $              213
Net realized gain (loss)                                               (10,947)                (9,838)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    45,487                 54,491
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       35,171                 44,866
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               121,930                159,801
Cost of units redeemed                                                 (50,070)               (23,483)
Account charges                                                           (143)                   (85)
                                                            ------------------     ------------------
Increase (decrease)                                                     71,717                136,233
                                                            ------------------     ------------------
Net increase (decrease)                                                106,888                181,099
Net assets, beginning                                                  287,614                106,515
                                                            ------------------     ------------------
Net assets, ending                                          $          394,502     $          287,614
                                                            ==================     ==================
Units sold                                                             117,109                185,511
Units redeemed                                                         (50,112)               (26,917)
                                                            ------------------     ------------------
Net increase (decrease)                                                 66,997                158,594
Units outstanding, beginning                                           290,859                132,265
                                                            ------------------     ------------------
Units outstanding, ending                                              357,856                290,859
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       472,237
Cost of units redeemed/account charges                                                      (111,787)
Net investment income (loss)                                                                   2,305
Net realized gain (loss)                                                                     (39,670)
Realized gain distributions                                                                   16,065
Net change in unrealized appreciation (depreciation)                                          55,352
                                                                                     ---------------
                                                                                     $       394,502
                                                                                     ===============

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.10           358   $      395           1.25%           11.5%
12/31/2009       0.99           291          288           1.25%           22.8%
12/31/2008       0.81           132          107           1.25%          -26.2%
12/31/2007       1.09           149          163           1.25%            5.6%
12/31/2006       1.03             0            0           1.25%            3.4%

                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11             0   $        0           1.00%           11.8%
12/31/2009       1.00             0            0           1.00%           23.1%
12/31/2008       0.81             0            0           1.00%          -26.1%
12/31/2007       1.09             0            0           1.00%            5.9%
12/31/2006       1.03             0            0           1.00%            3.4%

                                       BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.13             0   $        0           0.75%           12.0%
12/31/2009       1.00             0            0           0.75%           23.4%
12/31/2008       0.81             0            0           0.75%          -25.9%
12/31/2007       1.10             0            0           0.75%            6.1%
12/31/2006       1.03             0            0           0.75%            3.5%

                                       BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.14             0   $        0           0.50%           12.3%
12/31/2009       1.01             0            0           0.50%           23.7%
12/31/2008       0.82             0            0           0.50%          -25.7%
12/31/2007       1.10             0            0           0.50%            6.4%
12/31/2006       1.04             0            0           0.50%            3.5%

                                       BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.15             0   $        0           0.25%           12.6%
12/31/2009       1.02             0            0           0.25%           24.0%
12/31/2008       0.82             0            0           0.25%          -25.5%
12/31/2007       1.10             0            0           0.25%            6.7%
12/31/2006       1.04             0            0           0.25%            3.6%

                                       BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16             0   $        0           0.00%           12.9%
12/31/2009       1.03             0            0           0.00%           24.3%
12/31/2008       0.83             0            0           0.00%          -25.3%
12/31/2007       1.11             0            0           0.00%            6.9%
12/31/2006       1.04             0            0           0.00%            3.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               1.3%
2008               2.0%
2007               1.7%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Manning & Napier ProBlend Maximum Term S Class - 563821594

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          101,744    $           82,610                    6,173
Receivables: investments sold                      266    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          102,010
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          102,010                96,992     $               1.05
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.07
Band 50                                              -                     -                     1.09
Band 25                                              -                     -                     1.10
Band 0                                               -                     -                     1.11
                                    ------------------    ------------------
 Total                              $          102,010                96,992
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                378
Mortality & expense charges                                                                      (886)
                                                                                 --------------------
Net investment income (loss)                                                                     (508)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,794
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            8,392
                                                                                 --------------------
Net gain (loss)                                                                                10,186
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              9,678
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                             December 31, 2010*     December 31, 2009*
                                                             ------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (508)    $             (301)
Net realized gain (loss)                                                 1,794                   (506)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     8,392                 12,596
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        9,678                 11,789
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                36,701                 47,467
Cost of units redeemed                                                  (7,640)                (3,025)
Account charges                                                           (145)                   (95)
                                                             -----------------     ------------------
Increase (decrease)                                                     28,916                 44,347
                                                             -----------------     ------------------
Net increase (decrease)                                                 38,594                 56,136
Net assets, beginning                                                   63,416                  7,280
                                                             -----------------     ------------------
Net assets, ending                                           $         102,010     $           63,416
                                                             =================     ==================
Units sold                                                              37,300                 61,045
Units redeemed                                                          (8,237)                (3,598)
                                                             -----------------     ------------------
Net increase (decrease)                                                 29,063                 57,447
Units outstanding, beginning                                            67,929                 10,482
                                                             -----------------     ------------------
Units outstanding, ending                                               96,992                 67,929
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         93,288
Cost of units redeemed/account charges                                                        (10,905)
Net investment income (loss)                                                                     (786)
Net realized gain (loss)                                                                        1,279
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           19,134
                                                                                     ----------------
                                                                                     $        102,010
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05           97     $      102          1.25%          12.7%
12/31/2009        0.93           68             63          1.25%          34.4%
12/31/2008        0.69           10              7          1.25%         -36.2%
12/31/2007        1.09            0              0          1.25%           4.7%
12/31/2006        1.04            0              0          1.25%           4.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          1.00%          12.9%
12/31/2009        0.94            0              0          1.00%          34.8%
12/31/2008        0.70            0              0          1.00%         -36.0%
12/31/2007        1.09            0              0          1.00%           4.9%
12/31/2006        1.04            0              0          1.00%           4.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.75%          13.2%
12/31/2009        0.95            0              0          0.75%          35.1%
12/31/2008        0.70            0              0          0.75%         -35.9%
12/31/2007        1.10            0              0          0.75%           5.2%
12/31/2006        1.04            0              0          0.75%           4.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          0.50%          13.5%
12/31/2009        0.96            0              0          0.50%          35.4%
12/31/2008        0.71            0              0          0.50%         -35.7%
12/31/2007        1.10            0              0          0.50%           5.5%
12/31/2006        1.04            0              0          0.50%           4.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.25%          13.8%
12/31/2009        0.96            0              0          0.25%          35.8%
12/31/2008        0.71            0              0          0.25%         -35.6%
12/31/2007        1.10            0              0          0.25%           5.7%
12/31/2006        1.04            0              0          0.25%           4.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.00%          14.1%
12/31/2009        0.97            0              0          0.00%          36.1%
12/31/2008        0.71            0              0          0.00%         -35.4%
12/31/2007        1.11            0              0          0.00%           6.0%
12/31/2006        1.04            0              0          0.00%           4.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.5%
2009              0.4%
2008              2.0%
2007              0.0%
2006              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Manning & Napier ProBlend Moderate Term S Class - 563821776

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       10,536,149    $       10,647,912                  819,296
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased             (1,556,948)
                                    ------------------
Net assets                          $        8,979,201
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        8,979,201             8,031,816     $               1.12
Band 100                                             -                     -                     1.13
Band 75                                              -                     -                     1.14
Band 50                                              -                     -                     1.15
Band 25                                              -                     -                     1.17
Band 0                                               -                     -                     1.18
                                    ------------------    ------------------
 Total                              $        8,979,201             8,031,816
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            101,671
Mortality & expense charges                                                                   (26,638)
                                                                                 --------------------
Net investment income (loss)                                                                   75,033
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       50,146
Realized gain distributions                                                                   149,558
Net change in unrealized appreciation (depreciation)                                         (124,016)
                                                                                 --------------------
Net gain (loss)                                                                                75,688
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            150,721
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          75,033     $            1,578
Net realized gain (loss)                                                50,146                 (4,019)
Realized gain distributions                                            149,558                      -
Net change in unrealized appreciation (depreciation)                  (124,016)                37,163
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      150,721                 34,722
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            20,812,930                361,048
Cost of units redeemed                                             (12,456,500)               (25,068)
Account charges                                                         (2,213)                  (284)
                                                             -----------------     ------------------
Increase (decrease)                                                  8,354,217                335,696
                                                             -----------------     ------------------
Net increase (decrease)                                              8,504,938                370,418
Net assets, beginning                                                  474,263                103,845
                                                             -----------------     ------------------
Net assets, ending                                           $       8,979,201     $          474,263
                                                             =================     ==================
Units sold                                                          18,768,990                369,790
Units redeemed                                                     (11,200,953)               (25,260)
                                                             -----------------     ------------------
Net increase (decrease)                                              7,568,037                344,530
Units outstanding, beginning                                           463,779                119,249
                                                             -----------------     ------------------
Units outstanding, ending                                            8,031,816                463,779
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     21,296,111
Cost of units redeemed/account charges                                                    (12,484,319)
Net investment income (loss)                                                                   77,968
Net realized gain (loss)                                                                       45,961
Realized gain distributions                                                                   155,243
Net change in unrealized appreciation (depreciation)                                         (111,763)
                                                                                     ----------------
                                                                                     $      8,979,201
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12        8,032     $    8,979          1.25%           9.3%
12/31/2009        1.02          464            474          1.25%          17.4%
12/31/2008        0.87          119            104          1.25%         -19.4%
12/31/2007        1.08           73             79          1.25%           5.0%
12/31/2006        1.03            0              0          1.25%           2.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          1.00%           9.6%
12/31/2009        1.03            0              0          1.00%          17.7%
12/31/2008        0.88            0              0          1.00%         -19.2%
12/31/2007        1.08            0              0          1.00%           5.3%
12/31/2006        1.03            0              0          1.00%           3.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.75%           9.9%
12/31/2009        1.04            0              0          0.75%          18.0%
12/31/2008        0.88            0              0          0.75%         -19.0%
12/31/2007        1.09            0              0          0.75%           5.5%
12/31/2006        1.03            0              0          0.75%           3.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          0.50%          10.1%
12/31/2009        1.05            0              0          0.50%          18.3%
12/31/2008        0.89            0              0          0.50%         -18.8%
12/31/2007        1.09            0              0          0.50%           5.8%
12/31/2006        1.03            0              0          0.50%           3.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          0.25%          10.4%
12/31/2009        1.06            0              0          0.25%          18.6%
12/31/2008        0.89            0              0          0.25%         -18.6%
12/31/2007        1.09            0              0          0.25%           6.1%
12/31/2006        1.03            0              0          0.25%           3.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.00%          10.7%
12/31/2009        1.06            0              0          0.00%          18.9%
12/31/2008        0.89            0              0          0.00%         -18.4%
12/31/2007        1.10            0              0          0.00%           6.3%
12/31/2006        1.03            0              0          0.00%           3.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              2.2%
2009              1.4%
2008              2.0%
2007              2.5%
2006              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Marshall Mid Cap Growth Investor Y Class - 572353878

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          729,163    $          707,706                   38,620
Receivables: investments sold                       47    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          729,210
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          729,210               706,917     $               1.03
Band 100                                             -                     -                     1.04
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.07
                                    ------------------    ------------------
 Total                              $          729,210               706,917
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (805)
                                                                                 --------------------
Net investment income (loss)                                                                     (805)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          993
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           19,327
                                                                                 --------------------
Net gain (loss)                                                                                20,320
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             19,515
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (805)    $             (121)
Net realized gain (loss)                                                   993                  2,839
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    19,327                  2,130
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       19,515                  4,848
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               694,054                 41,176
Cost of units redeemed                                                  (4,194)               (26,158)
Account charges                                                            (15)                   (16)
                                                             -----------------     ------------------
Increase (decrease)                                                    689,845                 15,002
                                                             -----------------     ------------------
Net increase (decrease)                                                709,360                 19,850
Net assets, beginning                                                   19,850                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         729,210     $           19,850
                                                             =================     ==================
Units sold                                                             686,222                 59,520
Units redeemed                                                          (4,256)               (34,569)
                                                             -----------------     ------------------
Net increase (decrease)                                                681,966                 24,951
Units outstanding, beginning                                            24,951                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              706,917                 24,951
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        735,230
Cost of units redeemed/account charges                                                        (30,383)
Net investment income (loss)                                                                     (926)
Net realized gain (loss)                                                                        3,832
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           21,457
                                                                                     ----------------
                                                                                     $        729,210
                                                                                     ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03          707     $      729          1.25%          29.7%
12/31/2009        0.80           25             20          1.25%          32.0%
12/31/2008        0.60            0              0          1.25%         -41.3%
12/31/2007        1.03            0              0          1.25%           2.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          1.00%          30.0%
12/31/2009        0.80            0              0          1.00%          32.3%
12/31/2008        0.60            0              0          1.00%         -41.1%
12/31/2007        1.03            0              0          1.00%           2.7%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05            0     $        0          0.75%          30.3%
12/31/2009        0.80            0              0          0.75%          32.6%
12/31/2008        0.61            0              0          0.75%         -41.0%
12/31/2007        1.03            0              0          0.75%           2.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.50%          30.6%
12/31/2009        0.81            0              0          0.50%          33.0%
12/31/2008        0.61            0              0          0.50%         -40.8%
12/31/2007        1.03            0              0          0.50%           2.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.25%          31.0%
12/31/2009        0.81            0              0          0.25%          33.3%
12/31/2008        0.61            0              0          0.25%         -40.7%
12/31/2007        1.03            0              0          0.25%           2.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.00%          31.3%
12/31/2009        0.82            0              0          0.00%          33.6%
12/31/2008        0.61            0              0          0.00%         -40.5%
12/31/2007        1.03            0              0          0.00%           2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%
2007         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Marshall Mid Cap Value Investor Y Class - 572353860

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           69,880    $           67,015                    5,489
Receivables: investments sold                       41    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           69,921
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           69,921                69,459     $               1.01
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.04
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
 Total                              $           69,921                69,459
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                302
Mortality & expense charges                                                                      (102)
                                                                                 --------------------
Net investment income (loss)                                                                      200
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          864
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,297
                                                                                 --------------------
Net gain (loss)                                                                                 3,161
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,361
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             200     $                6
Net realized gain (loss)                                                   864                      3
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,297                    568
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        3,361                    577
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                66,222                  3,979
Cost of units redeemed                                                  (4,214)                     -
Account charges                                                             (4)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                     62,004                  3,979
                                                             -----------------     ------------------
Net increase (decrease)                                                 65,365                  4,556
Net assets, beginning                                                    4,556                      -
                                                             -----------------     ------------------
Net assets, ending                                           $          69,921     $            4,556
                                                             =================     ==================
Units sold                                                              68,708                  5,438
Units redeemed                                                          (4,687)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                 64,021                  5,438
Units outstanding, beginning                                             5,438                      -
                                                             -----------------     ------------------
Units outstanding, ending                                               69,459                  5,438
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         70,201
Cost of units redeemed/account charges                                                         (4,218)
Net investment income (loss)                                                                      206
Net realized gain (loss)                                                                          867
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,865
                                                                                     ----------------
                                                                                     $         69,921
                                                                                     ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01           69     $       70          1.25%          20.2%
12/31/2009        0.84            5              5          1.25%          34.9%
12/31/2008        0.62            0              0          1.25%         -37.9%
12/31/2007        1.00            0              0          1.25%           0.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.01            0     $        0          1.00%          20.5%
12/31/2009        0.84            0              0          1.00%          35.3%
12/31/2008        0.62            0              0          1.00%         -37.8%
12/31/2007        1.00            0              0          1.00%           0.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.02            0     $        0          0.75%          20.8%
12/31/2009        0.85            0              0          0.75%          35.6%
12/31/2008        0.62            0              0          0.75%         -37.6%
12/31/2007        1.00            0              0          0.75%           0.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.50%          21.1%
12/31/2009        0.85            0              0          0.50%          36.0%
12/31/2008        0.63            0              0          0.50%         -37.5%
12/31/2007        1.00            0              0          0.50%           0.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          0.25%          21.4%
12/31/2009        0.86            0              0          0.25%          36.3%
12/31/2008        0.63            0              0          0.25%         -37.3%
12/31/2007        1.00            0              0          0.25%           0.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05            0     $        0          0.00%          21.7%
12/31/2009        0.86            0              0          0.00%          36.6%
12/31/2008        0.63            0              0          0.00%         -37.2%
12/31/2007        1.00            0              0          0.00%           0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.8%
2009              1.2%
2008              0.0%
2007              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Marshall Small Cap Growth Investor Y Class - 572353829

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,925,557    $        3,257,115                  206,499
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased               (223,769)
                                    ------------------
Net assets                          $        3,701,788
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,678,602             3,402,049     $               1.08
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.10
Band 50                                         11,424                10,319                     1.11
Band 25                                              -                     -                     1.12
Band 0                                          11,762                10,460                     1.12
                                    ------------------    ------------------
 Total                              $        3,701,788             3,422,828
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (17,539)
                                                                                 --------------------
Net investment income (loss)                                                                  (17,539)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        6,556
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          664,400
                                                                                 --------------------
Net gain (loss)                                                                               670,956
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            653,417
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (17,539)    $             (158)
Net realized gain (loss)                                                 6,556                    (44)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   664,400                  5,309
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      653,417                  5,107
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,316,329                 12,768
Cost of units redeemed                                              (1,292,086)                  (383)
Account charges                                                           (241)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                  3,024,002                 12,385
                                                             -----------------     ------------------
Net increase (decrease)                                              3,677,419                 17,492
Net assets, beginning                                                   24,369                  6,877
                                                             -----------------     ------------------
Net assets, ending                                           $       3,701,788     $           24,369
                                                             =================     ==================
Units sold                                                           4,680,048                 18,296
Units redeemed                                                      (1,287,399)                  (465)
                                                             -----------------     ------------------
Net increase (decrease)                                              3,392,649                 17,831
Units outstanding, beginning                                            30,179                 12,348
                                                             -----------------     ------------------
Units outstanding, ending                                            3,422,828                 30,179
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $      4,337,272
Cost of units redeemed/account charges                                                     (1,292,710)
Net investment income (loss)                                                                  (17,719)
Net realized gain (loss)                                                                        6,503
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          668,442
                                                                                     ----------------
                                                                                     $      3,701,788
                                                                                     ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08        3,402     $    3,679          1.25%          33.9%
12/31/2009        0.81           30             24          1.25%          45.0%
12/31/2008        0.56           12              7          1.25%         -43.2%
12/31/2007        0.98            0              0          1.25%          -1.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.09            0     $        0          1.00%          34.2%
12/31/2009        0.81            0              0          1.00%          45.3%
12/31/2008        0.56            0              0          1.00%         -43.1%
12/31/2007        0.98            0              0          1.00%          -1.9%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.75%          34.6%
12/31/2009        0.82            0              0          0.75%          45.7%
12/31/2008        0.56            0              0          0.75%         -42.9%
12/31/2007        0.98            0              0          0.75%          -1.8%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11           10     $       11          0.50%          34.9%
12/31/2009        0.82            0              0          0.50%          46.1%
12/31/2008        0.56            0              0          0.50%         -42.8%
12/31/2007        0.98            0              0          0.50%          -1.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          0.25%          35.3%
12/31/2009        0.82            0              0          0.25%          46.4%
12/31/2008        0.56            0              0          0.25%         -42.6%
12/31/2007        0.98            0              0          0.25%          -1.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12           10     $       12          0.00%          35.6%
12/31/2009        0.83            0              0          0.00%          46.8%
12/31/2008        0.56            0              0          0.00%         -42.5%
12/31/2007        0.98            0              0          0.00%          -1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.0%
2008              0.0%
2007              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            MFS International New Discovery Fund A Class - 552981888

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,914,773    $        5,883,251                  315,599
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased               (114,855)
                                    ------------------
Net assets                          $        6,799,918
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,799,918             2,891,841     $               2.35
Band 100                                             -                     -                     2.39
Band 75                                              -                     -                     2.44
Band 50                                              -                     -                     2.48
Band 25                                              -                     -                     2.53
Band 0                                               -                     -                     2.62
                                    ------------------    ------------------
 Total                              $        6,799,918             2,891,841
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             62,433
Mortality & expense charges                                                                   (75,890)
                                                                                 --------------------
Net investment income (loss)                                                                  (13,457)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (597,420)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,811,762
                                                                                 --------------------
Net gain (loss)                                                                             1,214,342
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,200,885
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (13,457)    $           16,652
Net realized gain (loss)                                              (597,420)              (294,649)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,811,762              1,638,528
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,200,885              1,360,531
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,612,115              2,366,331
Cost of units redeemed                                              (1,714,571)              (591,662)
Account charges                                                         (1,255)                (1,073)
                                                             -----------------     ------------------
Increase (decrease)                                                   (103,711)             1,773,596
                                                             -----------------     ------------------
Net increase (decrease)                                              1,097,174              3,134,127
Net assets, beginning                                                5,702,744              2,568,617
                                                             -----------------     ------------------
Net assets, ending                                           $       6,799,918     $        5,702,744
                                                             =================     ==================
Units sold                                                             802,934              1,413,686
Units redeemed                                                        (834,832)              (407,186)
                                                             -----------------     ------------------
Net increase (decrease)                                                (31,898)             1,006,500
Units outstanding, beginning                                         2,923,739              1,917,239
                                                             -----------------     ------------------
Units outstanding, ending                                            2,891,841              2,923,739
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     12,769,821
Cost of units redeemed/account charges                                                     (8,098,146)
Net investment income (loss)                                                                  (30,354)
Net realized gain (loss)                                                                     (414,504)
Realized gain distributions                                                                 1,541,579
Net change in unrealized appreciation (depreciation)                                        1,031,522
                                                                                     ----------------
                                                                                     $      6,799,918
                                                                                     ================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.35        2,892     $    6,800          1.25%          20.6%
12/31/2009        1.95        2,924          5,703          1.25%          45.6%
12/31/2008        1.34        1,917          2,569          1.25%         -44.7%
12/31/2007        2.42        1,914          4,635          1.25%           7.5%
12/31/2006        2.25        1,902          4,285          1.25%          25.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.39            0     $        0          1.00%          20.9%
12/31/2009        1.98            0              0          1.00%          46.0%
12/31/2008        1.36            0              0          1.00%         -44.6%
12/31/2007        2.45            0              0          1.00%           7.8%
12/31/2006        2.27            0              0          1.00%          25.6%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.44            0     $        0          0.75%          21.2%
12/31/2009        2.01            0              0          0.75%          46.3%
12/31/2008        1.38            0              0          0.75%         -44.4%
12/31/2007        2.47            0              0          0.75%           8.1%
12/31/2006        2.29            0              0          0.75%          25.9%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.48            0     $        0           0.50%         21.5%
12/31/2009        2.04            0              0           0.50%         46.7%
12/31/2008        1.39            0              0           0.50%        -44.3%
12/31/2007        2.50            0              0           0.50%          8.3%
12/31/2006        2.31            0              0           0.50%         26.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.53            0     $        0          0.25%          21.8%
12/31/2009        2.08            0              0          0.25%          47.0%
12/31/2008        1.41            0              0          0.25%         -44.1%
12/31/2007        2.53            0              0          0.25%           8.6%
12/31/2006        2.33            0              0          0.25%          26.5%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.62            0     $        0          0.00%          22.1%
12/31/2009        2.14            0              0          0.00%          47.4%
12/31/2008        1.45            0              0          0.00%         -44.0%
12/31/2007        2.60            0              0          0.00%           8.9%
12/31/2006        2.39            0              0          0.00%          26.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.0%
2009              1.5%
2008              1.4%
2007              0.9%
2006              1.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            MFS International New Discovery Fund R2 Class - 552981565

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            2,384    $            2,063                      111
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (12)
                                    ------------------
Net assets                          $            2,372
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            2,372                 1,941     $               1.22
Band 100                                             -                     -                     1.23
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.23
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
 Total                              $            2,372                 1,941
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 17
Mortality & expense charges                                                                       (18)
                                                                                 --------------------
Net investment income (loss)                                                                       (1)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            8
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              321
                                                                                 --------------------
Net gain (loss)                                                                                   329
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                328
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              (1)    $                -
Net realized gain (loss)                                                     8                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       321                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          328                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 2,181                      -
Cost of units redeemed                                                    (137)                     -
Account charges                                                              -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                      2,044                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                  2,372                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           2,372     $                -
                                                             =================     ==================
Units sold                                                               2,062                      -
Units redeemed                                                            (121)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,941                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                1,941                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $          2,181
Cost of units redeemed/account charges                                                           (137)
Net investment income (loss)                                                                       (1)
Net realized gain (loss)                                                                            8
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              321
                                                                                     ----------------
                                                                                     $          2,372
                                                                                     ================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            2     $        2          1.25%          20.3%
12/31/2009        1.02            0              0          1.25%           1.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          1.00%          20.6%
12/31/2009        1.02            0              0          1.00%           1.6%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          0.75%          20.9%
12/31/2009        1.02            0              0          0.75%           1.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          0.50%          21.2%
12/31/2009        1.02            0              0          0.50%           1.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          0.25%          21.5%
12/31/2009        1.02            0              0          0.25%           1.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.24            0     $        0          0.00%          21.8%
12/31/2009        1.02            0              0          0.00%           1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.4%
2009              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        MFS Mass Investors Growth Stock R2 Class - 575719877 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.17
Band 100                                             -                     -                     1.17
Band 75                                              -                     -                     1.18
Band 50                                              -                     -                     1.18
Band 25                                              -                     -                     1.18
Band 0                                               -                     -                     1.18
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -     $                -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $              -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                     ----------------
                                                                                     $              -
                                                                                     ================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          1.25%           0.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.25%           0.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              MFS Mass Investors Growth Stock R3 Class - 575719851

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,077,249    $        2,957,893                  202,984
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (48,134)
                                    ------------------
Net assets                          $        3,029,115
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,029,115             2,579,902     $               1.17
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.18
Band 50                                              -                     -                     1.18
Band 25                                              -                     -                     1.18
Band 0                                               -                     -                     1.18
                                    ------------------    ------------------
 Total                              $        3,029,115             2,579,902
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             19,629
Mortality & expense charges                                                                    (6,019)
                                                                                 --------------------
Net investment income (loss)                                                                   13,610
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          708
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          119,356
                                                                                 --------------------
Net gain (loss)                                                                               120,064
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            133,674
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          13,610     $                -
Net realized gain (loss)                                                   708                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   119,356                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      133,674                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             6,223,761                      -
Cost of units redeemed                                              (3,328,183)                     -
Account charges                                                           (137)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                  2,895,441                      -
                                                             -----------------     ------------------
Net increase (decrease)                                              3,029,115                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $       3,029,115     $                -
                                                             =================     ==================
Units sold                                                           5,511,643                      -
Units redeemed                                                      (2,931,741)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                              2,579,902                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                            2,579,902                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $      6,223,761
Cost of units redeemed/account charges                                                     (3,328,320)
Net investment income (loss)                                                                   13,610
Net realized gain (loss)                                                                          708
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          119,356
                                                                                     ----------------
                                                                                     $      3,029,115
                                                                                     ================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17        2,580     $    3,029          1.25%           0.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.25%           0.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   MFS Mid Cap Growth Fund A Class - 552987703

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           55,326    $           46,491                    6,046
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           55,325
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           55,325                53,047     $               1.04
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.08
Band 50                                              -                     -                     1.10
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.16
                                    ------------------    ------------------
 Total                              $           55,325                53,047
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (471)
                                                                                 --------------------
Net investment income (loss)                                                                     (471)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (278)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            9,581
                                                                                 --------------------
Net gain (loss)                                                                                 9,303
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,832
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (471)    $              (69)
Net realized gain (loss)                                                  (278)                  (361)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     9,581                  2,452
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        8,832                  2,022
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                74,889                  2,469
Cost of units redeemed                                                 (36,225)                  (389)
Account charges                                                            (10)                   (72)
                                                             -----------------     ------------------
Increase (decrease)                                                     38,654                  2,008
                                                             -----------------     ------------------
Net increase (decrease)                                                 47,486                  4,030
Net assets, beginning                                                    7,839                  3,809
                                                             -----------------     ------------------
Net assets, ending                                           $          55,325     $            7,839
                                                             =================     ==================
Units sold                                                              84,025                  3,761
Units redeemed                                                         (40,531)                  (701)
                                                             -----------------     ------------------
Net increase (decrease)                                                 43,494                  3,060
Units outstanding, beginning                                             9,553                  6,493
                                                             -----------------     ------------------
Units outstanding, ending                                               53,047                  9,553
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        163,408
Cost of units redeemed/account charges                                                       (127,418)
Net investment income (loss)                                                                   (4,022)
Net realized gain (loss)                                                                       14,522
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            8,835
                                                                                     ----------------
                                                                                     $         55,325
                                                                                     ================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04           53     $       55          1.25%          27.1%
12/31/2009        0.82           10              8          1.25%          39.9%
12/31/2008        0.59            6              4          1.25%         -51.7%
12/31/2007        1.22          103            125          1.25%           8.1%
12/31/2006        1.12           77             86          1.25%           1.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          1.00%          27.4%
12/31/2009        0.83            0              0          1.00%          40.2%
12/31/2008        0.59            0              0          1.00%         -51.6%
12/31/2007        1.23            0              0          1.00%           8.4%
12/31/2006        1.13            0              0          1.00%           1.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            0     $        0          0.75%          27.7%
12/31/2009        0.85            0              0          0.75%          40.6%
12/31/2008        0.60            0              0          0.75%         -51.5%
12/31/2007        1.24            0              0          0.75%           8.7%
12/31/2006        1.14            0              0          0.75%           1.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.50%          28.1%
12/31/2009        0.86            0              0          0.50%          40.9%
12/31/2008        0.61            0              0          0.50%         -51.4%
12/31/2007        1.25            0              0          0.50%           8.9%
12/31/2006        1.15            0              0          0.50%           1.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          0.25%          28.4%
12/31/2009        0.87            0              0          0.25%          41.3%
12/31/2008        0.62            0              0          0.25%         -51.2%
12/31/2007        1.27            0              0          0.25%           9.2%
12/31/2006        1.16            0              0          0.25%           1.9%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.16            0     $        0          0.00%          28.7%
12/31/2009        0.90            0              0          0.00%          41.6%
12/31/2008        0.64            0              0          0.00%         -51.1%
12/31/2007        1.30            0              0          0.00%           9.5%
12/31/2006        1.19            0              0          0.00%           2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                     MFS Utilities Fund R2 Class - 552986770

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            4,240    $            4,235                      258
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            4,240
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            4,240                 3,567     $               1.19
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.19
Band 25                                              -                     -                     1.20
Band 0                                               -                     -                     1.20
                                    ------------------    ------------------
 Total                              $            4,240                 3,567
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 17
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                       17
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                5
                                                                                 --------------------
Net gain (loss)                                                                                     5
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 22
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              17     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         5                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                           22                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 4,218                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                      4,218                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,240                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           4,240     $                -
                                                             =================     ==================
Units sold                                                               3,567                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                  3,567                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                3,567                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $          4,218
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                       17
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                5
                                                                                     ----------------
                                                                                     $          4,240
                                                                                     ================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            4     $        4          1.25%           0.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.25%           0.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               MFS Utilities Fund R3 Class - 552986689 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.19
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.20
Band 25                                              -                     -                     1.20
Band 0                                               -                     -                     1.20
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -     $                -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $              -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                     ----------------
                                                                                     $              -
                                                                                     ================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          1.25%           0.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.25%           0.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                       MFS Value Fund A Class - 552983801

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,997,722    $        4,477,128                  219,102
Receivables: investments sold                  283,070    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,280,792
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,280,792             3,874,025     $               1.36
Band 100                                             -                     -                     1.39
Band 75                                              -                     -                     1.41
Band 50                                              -                     -                     1.44
Band 25                                              -                     -                     1.47
Band 0                                               -                     -                     1.52
                                    ------------------    ------------------
 Total                              $        5,280,792             3,874,025
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             52,897
Mortality & expense charges                                                                   (42,954)
                                                                                 --------------------
Net investment income (loss)                                                                    9,943
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (81,682)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          459,432
                                                                                 --------------------
Net gain (loss)                                                                               377,750
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            387,693
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           9,943     $           11,611
Net realized gain (loss)                                               (81,682)               (64,680)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   459,432                526,008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      387,693                472,939
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,568,457              1,418,847
Cost of units redeemed                                              (1,511,397)              (304,220)
Account charges                                                         (1,059)                  (804)
                                                             -----------------     ------------------
Increase (decrease)                                                  2,056,001              1,113,823
                                                             -----------------     ------------------
Net increase (decrease)                                              2,443,694              1,586,762
Net assets, beginning                                                2,837,098              1,250,336
                                                             -----------------     ------------------
Net assets, ending                                           $       5,280,792     $        2,837,098
                                                             =================     ==================
Units sold                                                           2,760,375              1,365,968
Units redeemed                                                      (1,176,327)              (276,743)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,584,048              1,089,225
Units outstanding, beginning                                         2,289,977              1,200,752
                                                             -----------------     ------------------
Units outstanding, ending                                            3,874,025              2,289,977
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $      7,141,459
Cost of units redeemed/account charges                                                     (2,379,177)
Net investment income (loss)                                                                   26,976
Net realized gain (loss)                                                                     (149,609)
Realized gain distributions                                                                   120,549
Net change in unrealized appreciation (depreciation)                                          520,594
                                                                                     ----------------
                                                                                     $      5,280,792
                                                                                     ================

* Date of Fund Inception into Variable Account: 6/1/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36        3,874     $    5,281          1.25%          10.0%
12/31/2009        1.24        2,290          2,837          1.25%          19.0%
12/31/2008        1.04        1,201          1,250          1.25%         -33.7%
12/31/2007        1.57          867          1,362          1.25%           6.3%
12/31/2006        1.48          550            813          1.25%          19.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.39            0     $        0          1.00%          10.3%
12/31/2009        1.26            0              0          1.00%          19.3%
12/31/2008        1.06            0              0          1.00%         -33.5%
12/31/2007        1.59            0              0          1.00%           6.5%
12/31/2006        1.49            0              0          1.00%          19.5%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.41            0     $        0          0.75%          10.6%
12/31/2009        1.28            0              0          0.75%          19.6%
12/31/2008        1.07            0              0          0.75%         -33.4%
12/31/2007        1.60            0              0          0.75%           6.8%
12/31/2006        1.50            0              0          0.75%          19.8%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.44            0     $        0          0.50%          10.9%
12/31/2009        1.30            0              0          0.50%          19.9%
12/31/2008        1.08            0              0          0.50%         -33.2%
12/31/2007        1.62            0              0          0.50%           7.1%
12/31/2006        1.51            0              0          0.50%          20.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.47            0     $        0          0.25%          11.1%
12/31/2009        1.32            0              0          0.25%          20.2%
12/31/2008        1.10            0              0          0.25%         -33.0%
12/31/2007        1.64            0              0          0.25%           7.3%
12/31/2006        1.53            0              0          0.25%          20.4%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.52            0     $        0          0.00%          11.4%
12/31/2009        1.36            0              0          0.00%          20.5%
12/31/2008        1.13            0              0          0.00%         -32.8%
12/31/2007        1.68            0              0          0.00%           7.6%
12/31/2006        1.56            0              0          0.00%          20.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.3%
2009              1.7%
2008              1.5%
2007              1.3%
2006              1.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Neuberger Berman Focus Fund Advisor Class - 64122M209

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           53,249    $           46,236                    5,411
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (4)
                                    ------------------
Net assets                          $           53,245
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           53,245                51,137     $               1.04
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.08
Band 50                                              -                     -                     1.10
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.14
                                    ------------------    ------------------
 Total                              $           53,245                51,137
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                333
Mortality & expense charges                                                                      (579)
                                                                                 --------------------
Net investment income (loss)                                                                     (246)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,160)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,941
                                                                                 --------------------
Net gain (loss)                                                                                 4,781
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,535
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (246)    $              (19)
Net realized gain (loss)                                                (2,160)               (11,546)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     6,941                 17,591
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        4,535                  6,026
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                24,206                 18,083
Cost of units redeemed                                                  (4,055)               (15,678)
Account charges                                                            (19)                   (18)
                                                             -----------------     ------------------
Increase (decrease)                                                     20,132                  2,387
                                                             -----------------     ------------------
Net increase (decrease)                                                 24,667                  8,413
Net assets, beginning                                                   28,578                 20,165
                                                             -----------------     ------------------
Net assets, ending                                           $          53,245     $           28,578
                                                             =================     ==================
Units sold                                                              25,503                 20,496
Units redeemed                                                          (4,627)               (17,345)
                                                             -----------------     ------------------
Net increase (decrease)                                                 20,876                  3,151
Units outstanding, beginning                                            30,261                 27,110
                                                             -----------------     ------------------
Units outstanding, ending                                               51,137                 30,261
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         85,590
Cost of units redeemed/account charges                                                        (30,315)
Net investment income (loss)                                                                     (583)
Net realized gain (loss)                                                                      (16,627)
Realized gain distributions                                                                     8,167
Net change in unrealized appreciation (depreciation)                                            7,013
                                                                                     ----------------
                                                                                     $         53,245
                                                                                     ================

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04           51     $       53          1.25%          10.3%
12/31/2009        0.94           30             29          1.25%          27.0%
12/31/2008        0.74           27             20          1.25%         -41.7%
12/31/2007        1.28           15             19          1.25%           4.7%
12/31/2006        1.22           12             15          1.25%          10.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          1.00%          10.5%
12/31/2009        0.96            0              0          1.00%          27.3%
12/31/2008        0.75            0              0          1.00%         -41.5%
12/31/2007        1.29            0              0          1.00%           5.0%
12/31/2006        1.23            0              0          1.00%          10.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08            0     $        0          0.75%          10.8%
12/31/2009        0.97            0              0          0.75%          27.6%
12/31/2008        0.76            0              0          0.75%         -41.4%
12/31/2007        1.30            0              0          0.75%           5.3%
12/31/2006        1.24            0              0          0.75%          11.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.50%          11.1%
12/31/2009        0.99            0              0          0.50%          27.9%
12/31/2008        0.77            0              0          0.50%         -41.2%
12/31/2007        1.32            0              0          0.50%           5.5%
12/31/2006        1.25            0              0          0.50%          11.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          0.25%          11.4%
12/31/2009        1.01            0              0          0.25%          28.2%
12/31/2008        0.78            0              0          0.25%         -41.1%
12/31/2007        1.33            0              0          0.25%           5.8%
12/31/2006        1.26            0              0          0.25%          11.7%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          0.00%          11.6%
12/31/2009        1.02            0              0          0.00%          28.6%
12/31/2008        0.79            0              0          0.00%         -40.9%
12/31/2007        1.35            0              0          0.00%           6.1%
12/31/2006        1.27            0              0          0.00%          12.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.8%
2009              1.2%
2008              1.1%
2007              0.5%
2006              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Neuberger Berman Partners Fund Advisor Class - 64122M506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,165,056    $        2,446,852                  173,427
Receivables: investments sold                    2,034    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,167,090
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,646,966             2,258,049     $               1.17
Band 100                                         5,782                 4,858                     1.19
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.23
Band 25                                              -                     -                     1.25
Band 0                                         514,342               406,801                     1.26
                                    ------------------    ------------------
 Total                              $        3,167,090             2,669,708
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (33,457)
                                                                                 --------------------
Net investment income (loss)                                                                  (33,457)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (26,848)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          434,709
                                                                                 --------------------
Net gain (loss)                                                                               407,861
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            374,404
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (33,457)    $           (8,522)
Net realized gain (loss)                                               (26,848)              (615,914)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   434,709              1,724,278
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      374,404              1,099,842
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,253,546              1,081,049
Cost of units redeemed                                              (1,439,038)            (1,174,258)
Account charges                                                           (390)                  (402)
                                                             -----------------     ------------------
Increase (decrease)                                                   (185,882)               (93,611)
                                                             -----------------     ------------------
Net increase (decrease)                                                188,522              1,006,231
Net assets, beginning                                                2,978,568              1,972,337
                                                             -----------------     ------------------
Net assets, ending                                           $       3,167,090     $        2,978,568
                                                             =================     ==================
Units sold                                                           1,440,746              2,057,447
Units redeemed                                                      (1,634,650)            (2,119,380)
                                                             -----------------     ------------------
Net increase (decrease)                                               (193,904)               (61,933)
Units outstanding, beginning                                         2,863,612              2,925,545
                                                             -----------------     ------------------
Units outstanding, ending                                            2,669,708              2,863,612
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $      8,424,943
Cost of units redeemed/account charges                                                     (5,415,524)
Net investment income (loss)                                                                 (107,758)
Net realized gain (loss)                                                                     (627,051)
Realized gain distributions                                                                   174,276
Net change in unrealized appreciation (depreciation)                                          718,204
                                                                                     ----------------
                                                                                     $      3,167,090
                                                                                     ================

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17        2,258     $    2,647          1.25%          13.6%
12/31/2009        1.03        2,509          2,589          1.25%          53.6%
12/31/2008        0.67        2,728          1,833          1.25%         -52.7%
12/31/2007        1.42        2,021          2,872          1.25%           8.3%
12/31/2006        1.31        1,641          2,153          1.25%          11.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            5     $        6          1.00%          13.9%
12/31/2009        1.05           20             20          1.00%          54.0%
12/31/2008        0.68           19             13          1.00%         -52.6%
12/31/2007        1.43            0              0          1.00%           8.6%
12/31/2006        1.32            0              0          1.00%          11.7%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          0.75%          14.1%
12/31/2009        1.06            0              0          0.75%          54.4%
12/31/2008        0.69            0              0          0.75%         -52.5%
12/31/2007        1.44            0              0          0.75%           8.9%
12/31/2006        1.33            0              0          0.75%          12.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          0.50%          14.4%
12/31/2009        1.07            0              0          0.50%          54.8%
12/31/2008        0.69            0              0          0.50%         -52.4%
12/31/2007        1.45            0              0          0.50%           9.2%
12/31/2006        1.33            0              0          0.50%          12.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.25            0     $        0          0.25%          14.7%
12/31/2009        1.09            0              0          0.25%          55.1%
12/31/2008        0.70            0              0          0.25%         -52.2%
12/31/2007        1.47            0              0          0.25%           9.4%
12/31/2006        1.34            0              0          0.25%          12.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26          407     $      514          0.00%          15.0%
12/31/2009        1.10          335            369          0.00%          55.5%
12/31/2008        0.71          178            126          0.00%         -52.1%
12/31/2007        1.48           88            130          0.00%           9.7%
12/31/2006        1.35           53             71          0.00%          12.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.8%
2008              0.3%
2007              0.2%
2006              0.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Neuberger Berman Small Cap Growth Advisor Class - 641224829

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,048,511    $          797,685                   80,966
Receivables: investments sold                      474    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,048,985
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,027,414               810,355     $               1.27
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.31
Band 50                                              -                     -                     1.33
Band 25                                              -                     -                     1.35
Band 0                                          21,571                15,774                     1.37
                                    ------------------    ------------------
 Total                              $        1,048,985               826,129
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (11,716)
                                                                                 --------------------
Net investment income (loss)                                                                  (11,716)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (45,800)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          222,957
                                                                                 --------------------
Net gain (loss)                                                                               177,157
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            165,441
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (11,716)    $          (11,202)
Net realized gain (loss)                                               (45,800)              (222,100)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   222,957                439,449
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      165,441                206,147
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               115,807                510,105
Cost of units redeemed                                                (207,978)              (476,640)
Account charges                                                           (262)                  (365)
                                                             -----------------     ------------------
Increase (decrease)                                                    (92,433)                33,100
                                                             -----------------     ------------------
Net increase (decrease)                                                 73,008                239,247
Net assets, beginning                                                  975,977                736,730
                                                             -----------------     ------------------
Net assets, ending                                           $       1,048,985     $          975,977
                                                             =================     ==================
Units sold                                                             153,080                699,560
Units redeemed                                                        (236,125)              (622,478)
                                                             -----------------     ------------------
Net increase (decrease)                                                (83,045)                77,082
Units outstanding, beginning                                           909,174                832,092
                                                             -----------------     ------------------
Units outstanding, ending                                              826,129                909,174
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $      2,264,139
Cost of units redeemed/account charges                                                     (1,125,980)
Net investment income (loss)                                                                  (41,291)
Net realized gain (loss)                                                                     (298,709)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          250,826
                                                                                     ----------------
                                                                                     $      1,048,985
                                                                                     ================

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.27          810     $    1,027          1.25%          18.2%
12/31/2009        1.07          898            963          1.25%          21.2%
12/31/2008        0.89          832            736          1.25%         -43.2%
12/31/2007        1.56          603            939          1.25%          24.5%
12/31/2006        1.25           35             44          1.25%           6.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.29            0     $        0          1.00%          18.5%
12/31/2009        1.09            0              0          1.00%          21.5%
12/31/2008        0.89            0              0          1.00%         -43.0%
12/31/2007        1.57            0              0          1.00%          24.8%
12/31/2006        1.26            0              0          1.00%           6.6%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.31            0     $        0          0.75%          18.8%
12/31/2009        1.10            0              0          0.75%          21.8%
12/31/2008        0.90            0              0          0.75%         -42.9%
12/31/2007        1.58            0              0          0.75%          25.1%
12/31/2006        1.26            0              0          0.75%           6.8%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33            0     $        0          0.50%          19.1%
12/31/2009        1.11            0              0          0.50%          22.1%
12/31/2008        0.91            0              0          0.50%         -42.8%
12/31/2007        1.59            0              0          0.50%          25.4%
12/31/2006        1.27            0              0          0.50%           7.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.35            0     $        0          0.25%          19.4%
12/31/2009        1.13            0              0          0.25%          22.4%
12/31/2008        0.92            0              0          0.25%         -42.6%
12/31/2007        1.61            0              0          0.25%          25.8%
12/31/2006        1.28            0              0          0.25%           7.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37           16     $       22          0.00%          19.7%
12/31/2009        1.14           11             13          0.00%          22.7%
12/31/2008        0.93            1              0          0.00%         -42.5%
12/31/2007        1.62            0              0          0.00%          26.1%
12/31/2006        1.28            0              0          0.00%           7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        Neuberger Berman Small Cap Growth A Class - 641224225 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.21
Band 100                                             -                     -                     1.22
Band 75                                              -                     -                     1.22
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.23
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                      $                  -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -     $                -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $              -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                     ----------------
                                                                                     $              -
                                                                                     ================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          1.25%          18.5%
12/31/2009        1.02            0              0          1.25%           2.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          1.00%          18.8%
12/31/2009        1.02            0              0          1.00%           2.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          0.75%          19.1%
12/31/2009        1.02            0              0          0.75%           2.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          0.50%          19.4%
12/31/2009        1.02            0              0          0.50%           2.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          0.25%          19.7%
12/31/2009        1.02            0              0          0.25%           2.4%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          0.00%          20.0%
12/31/2009        1.02            0              0          0.00%           2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Neuberger Berman Small Cap Growth R3 Class - 641224183 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.21
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.22
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.23
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                      $                  -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -     $                -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $              -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                     ----------------
                                                                                     $              -
                                                                                     ================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          1.25%          18.3%
12/31/2009        1.02            0              0          1.25%           2.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          1.00%          18.6%
12/31/2009        1.02            0              0          1.00%           2.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          0.75%          18.9%
12/31/2009        1.02            0              0          0.75%           2.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          0.50%          19.2%
12/31/2009        1.02            0              0          0.50%           2.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          0.25%          19.5%
12/31/2009        1.02            0              0          0.25%           2.4%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          0.00%          19.8%
12/31/2009        1.02            0              0          0.00%           2.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Oakmark Equity & Income Fund - 413838400 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.04
Band 100                                             -                     -                     1.04
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.07
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                      $                  -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -     $                -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $              -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                     ----------------
                                                                                     $              -
                                                                                     ================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          1.25%           8.1%
12/31/2009        0.96            0              0          1.25%          18.3%
12/31/2008        0.81            0              0          1.25%         -19.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.04            0     $        0          1.00%           8.4%
12/31/2009        0.96            0              0          1.00%          18.6%
12/31/2008        0.81            0              0          1.00%         -18.9%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.05            0     $        0          0.75%           8.7%
12/31/2009        0.97            0              0          0.75%          18.9%
12/31/2008        0.81            0              0          0.75%         -18.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.50%           9.0%
12/31/2009        0.97            0              0          0.50%          19.2%
12/31/2008        0.81            0              0          0.50%         -18.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06            0     $        0          0.25%           9.2%
12/31/2009        0.97            0              0          0.25%          19.5%
12/31/2008        0.82            0              0          0.25%         -18.4%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.07            0     $        0          0.00%           9.5%
12/31/2009        0.98            0              0          0.00%          19.8%
12/31/2008        0.82            0              0          0.00%         -18.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.0%
2008              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Old Mutual Focused Fund A Class - 68002Q818

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            8,703    $            8,532                      417
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            8,703
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            8,703                 7,916     $               1.10
Band 100                                             -                     -                     1.10
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.11
Band 0                                               -                     -                     1.12
                                    ------------------    ------------------
 Total                              $            8,703                 7,916
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                        (4)
                                                                                 --------------------
Net investment income (loss)                                                                       (4)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            4
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              171
                                                                                 --------------------
Net gain (loss)                                                                                   175
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                171
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              (4)    $                -
Net realized gain (loss)                                                     4                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       171                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          171                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                11,034                      -
Cost of units redeemed                                                  (2,502)                     -
Account charges                                                              -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                      8,532                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                  8,703                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           8,703     $                -
                                                             =================     ==================
Units sold                                                              10,232                      -
Units redeemed                                                          (2,316)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                  7,916                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                7,916                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         11,034
Cost of units redeemed/account charges                                                         (2,502)
Net investment income (loss)                                                                       (4)
Net realized gain (loss)                                                                            4
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              171
                                                                                     ----------------
                                                                                     $          8,703
                                                                                     ================

* Date of Fund Inception into Variable Account: 10/23/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            8     $        9          1.25%           7.9%
12/31/2009        1.02            0              0          1.25%           1.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          1.00%           8.1%
12/31/2009        1.02            0              0          1.00%           2.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.75%           8.4%
12/31/2009        1.02            0              0          0.75%           2.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.50%           8.7%
12/31/2009        1.02            0              0          0.50%           2.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11            0     $        0          0.25%           9.0%
12/31/2009        1.02            0              0          0.25%           2.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12            0     $        0          0.00%           9.2%
12/31/2009        1.02            0              0          0.00%           2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Old Mutual Focused Fund Z Class - 68002Q354 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.10
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.12
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/23/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.10            0     $        0          1.25%           8.2%
12/31/2009          1.02            0              0          1.25%           2.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          1.00%           8.5%
12/31/2009          1.02            0              0          1.00%           2.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          0.75%           8.7%
12/31/2009          1.02            0              0          0.75%           2.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          0.50%           9.0%
12/31/2009          1.02            0              0          0.50%           2.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.25%           9.3%
12/31/2009          1.02            0              0          0.25%           2.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.00%           9.6%
12/31/2009          1.02            0              0          0.00%           2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               OneAmerica Asset Director Advisor Class - 682444401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       16,919,988    $       14,763,135                  974,653
Receivables: investments sold                  255,033    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       17,175,021
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       14,949,811             8,756,395     $               1.71
Band 100                                        33,836                19,462                     1.74
Band 75                                              -                     -                     1.77
Band 50                                      1,339,749               743,174                     1.80
Band 25                                              -                     -                     1.84
Band 0                                         851,625               452,756                     1.88
                                    ------------------    ------------------
 Total                              $       17,175,021             9,971,787
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            300,845
Mortality & expense charges                                                                  (164,789)
                                                                                 --------------------
Net investment income (loss)                                                                  136,056
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (63,815)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,389,574
                                                                                 --------------------
Net gain (loss)                                                                             1,325,759
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,461,815
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          136,056     $          180,995
Net realized gain (loss)                                               (63,815)            (1,053,912)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,389,574              3,059,883
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,461,815              2,186,966
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,220,723              9,817,189
Cost of units redeemed                                              (2,615,535)            (6,453,087)
Account charges                                                        (11,144)               (10,431)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,594,044              3,353,671
                                                            ------------------     ------------------
Net increase (decrease)                                              4,055,859              5,540,637
Net assets, beginning                                               13,119,162              7,578,525
                                                            ------------------     ------------------
Net assets, ending                                          $       17,175,021     $       13,119,162
                                                            ==================     ==================
Units sold                                                           4,167,931             10,270,726
Units redeemed                                                      (2,598,141)            (7,894,427)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,569,790              2,376,299
Units outstanding, beginning                                         8,401,997              6,025,698
                                                            ------------------     ------------------
Units outstanding, ending                                            9,971,787              8,401,997
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  46,989,227
Cost of units redeemed/account charges                                                    (31,410,328)
Net investment income (loss)                                                                  661,918
Net realized gain (loss)                                                                   (1,830,763)
Realized gain distributions                                                                   608,114
Net change in unrealized appreciation (depreciation)                                        2,156,853
                                                                                        -------------
                                                                                        $  17,175,021
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.71        8,756     $   14,950          1.25%          10.1%
12/31/2009          1.55        7,471         11,585          1.25%          24.3%
12/31/2008          1.25        5,116          6,383          1.25%         -26.7%
12/31/2007          1.70        3,412          5,806          1.25%           3.5%
12/31/2006          1.64        1,815          2,985          1.25%           8.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.74           19     $       34          1.00%          10.4%
12/31/2009          1.58           13             20          1.00%          24.6%
12/31/2008          1.26            5              7          1.00%         -26.5%
12/31/2007          1.72            0              0          1.00%           3.7%
12/31/2006          1.66            0              0          1.00%           9.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.77            0     $        0          0.75%          10.7%
12/31/2009          1.60            0              0          0.75%          24.9%
12/31/2008          1.28            0              0          0.75%         -26.3%
12/31/2007          1.74            0              0          0.75%           4.0%
12/31/2006          1.67            0              0          0.75%           9.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.80          743     $    1,340          0.50%          10.9%
12/31/2009          1.63          571            928          0.50%          25.2%
12/31/2008          1.30          573            744          0.50%         -26.1%
12/31/2007          1.76          606          1,064          0.50%           4.2%
12/31/2006          1.69          578            975          0.50%           9.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.84            0     $        0          0.25%          11.2%
12/31/2009          1.65            0              0          0.25%          25.5%
12/31/2008          1.32            0              0          0.25%         -25.9%
12/31/2007          1.78            0              0          0.25%           4.5%
12/31/2006          1.70            0              0          0.25%           9.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.88          453     $      852          0.00%          11.5%
12/31/2009          1.69          347            586          0.00%          25.8%
12/31/2008          1.34          331            444          0.00%         -25.7%
12/31/2007          1.81          248            448          0.00%           4.8%
12/31/2006          1.72          245            422          0.00%          10.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.0%
2009                     2.8%
2008                     3.7%
2007                     2.7%
2006                     3.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             OneAmerica Asset Director Portfolio O Class - 682444872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       91,549,847    $       93,570,715                5,244,606
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (30,233)
                                    ------------------
Net assets                          $       91,519,614
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       86,905,937            18,575,948     $               4.68
Band 100                                             -                     -                     4.76
Band 75                                              -                     -                     4.85
Band 50                                              -                     -                     4.94
Band 25                                              -                     -                     5.03
Band 0                                       4,613,677             2,534,231                     1.82
                                    ------------------    ------------------
 Total                              $       91,519,614            21,110,179
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $          1,840,289
Mortality & expense charges                                                                (1,015,087)
                                                                                 --------------------
Net investment income (loss)                                                                  825,202
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,099,262)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        8,688,705
                                                                                 --------------------
Net gain (loss)                                                                             7,589,443
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          8,414,645
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          825,202     $        1,052,505
Net realized gain (loss)                                            (1,099,262)            (1,298,885)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 8,688,705             15,870,760
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    8,414,645             15,624,380
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            29,941,791             12,457,145
Cost of units redeemed                                             (26,058,627)           (11,849,541)
Account charges                                                        (31,550)               (27,011)
                                                            ------------------     ------------------
Increase (decrease)                                                  3,851,614                580,593
                                                            ------------------     ------------------
Net increase (decrease)                                             12,266,259             16,204,973
Net assets, beginning                                               79,253,355             63,048,382
                                                            ------------------     ------------------
Net assets, ending                                          $       91,519,614     $       79,253,355
                                                            ==================     ==================
Units sold                                                          19,744,570              3,648,575
Units redeemed                                                     (17,342,024)            (3,489,499)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,402,546                159,076
Units outstanding, beginning                                        18,707,633             18,548,557
                                                            ------------------     ------------------
Units outstanding, ending                                           21,110,179             18,707,633
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 239,704,633
Cost of units redeemed/account charges                                                   (188,180,261)
Net investment income (loss)                                                               18,618,090
Net realized gain (loss)                                                                   10,249,767
Realized gain distributions                                                                13,148,253
Net change in unrealized appreciation (depreciation)                                       (2,020,868)
                                                                                        -------------
                                                                                        $  91,519,614
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/12/1990

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     4.68       18,576     $   86,906          1.25%          10.4%
12/31/2009          4.24       18,708         79,253          1.25%          24.6%
12/31/2008          3.40       18,549         63,048          1.25%         -26.4%
12/31/2007          4.62       21,938        101,269          1.25%           3.8%
12/31/2006          4.45       18,879         83,979          1.25%           9.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     4.76            0     $        0          1.00%          10.7%
12/31/2009          4.30            0              0          1.00%          24.9%
12/31/2008          3.44            0              0          1.00%         -26.2%
12/31/2007          4.67            0              0          1.00%           4.0%
12/31/2006          4.48            0              0          1.00%           9.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     4.85            0     $        0          0.75%          11.0%
12/31/2009          4.37            0              0          0.75%          25.3%
12/31/2008          3.49            0              0          0.75%         -26.0%
12/31/2007          4.72            0              0          0.75%           4.3%
12/31/2006          4.52            0              0          0.75%           9.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     4.94            0     $        0          0.50%          11.3%
12/31/2009          4.44            0              0          0.50%          25.6%
12/31/2008          3.54            0              0          0.50%         -25.8%
12/31/2007          4.77            0              0          0.50%           4.6%
12/31/2006          4.56            0              0          0.50%          10.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.03            0     $        0          0.25%          11.5%
12/31/2009          4.51            0              0          0.25%          25.9%
12/31/2008          3.58            0              0          0.25%         -25.6%
12/31/2007          4.82            0              0          0.25%           4.8%
12/31/2006          4.59            0              0          0.25%          10.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.82        2,534     $    4,614          0.00%          11.8%
12/31/2009          1.63            0              0          0.00%          26.2%
12/31/2008          1.29            0              0          0.00%         -25.4%
12/31/2007          1.73            0              0          0.00%           5.1%
12/31/2006          1.65            0              0          0.00%          10.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.2%
2009                     2.7%
2008                     3.1%
2007                     2.7%
2006                     2.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           OneAmerica Investment Grade Bond Advisor Class - 682444203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,293,249    $        3,262,866                  292,161
Receivables: investments sold                   15,870    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,309,119
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,302,839             1,745,792     $               1.32
Band 100                                        18,657                13,890                     1.34
Band 75                                              -                     -                     1.37
Band 50                                        958,586               688,254                     1.39
Band 25                                              -                     -                     1.42
Band 0                                          29,037                19,980                     1.45
                                    ------------------    ------------------
 Total                              $        3,309,119             2,467,916
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            123,584
Mortality & expense charges                                                                   (30,998)
                                                                                 --------------------
Net investment income (loss)                                                                   92,586
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       35,853
Realized gain distributions                                                                    43,364
Net change in unrealized appreciation (depreciation)                                           (6,796)
                                                                                 --------------------
Net gain (loss)                                                                                72,421
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            165,007
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           92,586     $           96,497
Net realized gain (loss)                                                35,853                  2,713
Realized gain distributions                                             43,364                 15,020
Net change in unrealized appreciation (depreciation)                    (6,796)               143,629
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      165,007                257,859
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,112,179              1,010,160
Cost of units redeemed                                                (628,817)              (263,619)
Account charges                                                         (1,462)                  (513)
                                                            ------------------     ------------------
Increase (decrease)                                                    481,900                746,028
                                                            ------------------     ------------------
Net increase (decrease)                                                646,907              1,003,887
Net assets, beginning                                                2,662,212              1,658,325
                                                            ------------------     ------------------
Net assets, ending                                          $        3,309,119     $        2,662,212
                                                            ==================     ==================
Units sold                                                             870,179                862,072
Units redeemed                                                        (504,196)              (248,528)
                                                            ------------------     ------------------
Net increase (decrease)                                                365,983                613,544
Units outstanding, beginning                                         2,101,933              1,488,389
                                                            ------------------     ------------------
Units outstanding, ending                                            2,467,916              2,101,933
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  (1,660,381)
Cost of units redeemed/account charges                                                      4,486,498
Net investment income (loss)                                                                  372,009
Net realized gain (loss)                                                                       22,226
Realized gain distributions                                                                    58,384
Net change in unrealized appreciation (depreciation)                                           30,383
                                                                                        -------------
                                                                                        $   3,309,119
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.32        1,746     $    2,303          1.25%           5.6%
12/31/2009          1.25        1,480          1,848          1.25%          13.7%
12/31/2008          1.10          948          1,042          1.25%          -2.5%
12/31/2007          1.13          899          1,012          1.25%           4.8%
12/31/2006          1.08          730            784          1.25%           2.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.34           14     $       19          1.00%           5.9%
12/31/2009          1.27           12             15          1.00%          14.0%
12/31/2008          1.11            5              5          1.00%          -2.2%
12/31/2007          1.14            2              3          1.00%           5.0%
12/31/2006          1.08            0              0          1.00%           2.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.75%           6.1%
12/31/2009          1.29            0              0          0.75%          14.3%
12/31/2008          1.13            0              0          0.75%          -2.0%
12/31/2007          1.15            0              0          0.75%           5.3%
12/31/2006          1.09            0              0          0.75%           2.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39          688     $      959          0.50%           6.4%
12/31/2009          1.31          610            799          0.50%          14.6%
12/31/2008          1.14          535            612          0.50%          -1.7%
12/31/2007          1.16          362            421          0.50%           5.6%
12/31/2006          1.10          306            337          0.50%           3.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42            0     $        0          0.25%           6.7%
12/31/2009          1.33            0              0          0.25%          14.9%
12/31/2008          1.16            0              0          0.25%          -1.5%
12/31/2007          1.18            0              0          0.25%           5.8%
12/31/2006          1.11            0              0          0.25%           3.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45           20     $       29          0.00%           6.9%
12/31/2009          1.36            0              0          0.00%          15.2%
12/31/2008          1.18            0              0          0.00%          -1.3%
12/31/2007          1.20            0              0          0.00%           6.1%
12/31/2006          1.13            0              0          0.00%           3.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     4.1%
2009                     5.4%
2008                     5.6%
2007                     5.0%
2006                     6.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         OneAmerica Investment Grade Bond Portfolio O Class - 682444880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       22,543,602    $       22,081,393                1,992,188
Receivables: investments sold                   22,070    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       22,565,672
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       22,132,240             7,273,019     $               3.04
Band 100                                             -                     -                     3.10
Band 75                                              -                     -                     3.16
Band 50                                              -                     -                     3.21
Band 25                                              -                     -                     3.27
Band 0                                         433,432               264,380                     1.64
                                    ------------------    ------------------
 Total                              $       22,565,672             7,537,399
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            900,174
Mortality & expense charges                                                                  (268,485)
                                                                                 --------------------
Net investment income (loss)                                                                  631,689
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      126,231
Realized gain distributions                                                                   295,758
Net change in unrealized appreciation (depreciation)                                          162,514
                                                                                 --------------------
Net gain (loss)                                                                               584,503
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,216,192
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          631,689     $          682,467
Net realized gain (loss)                                               126,231               (121,168)
Realized gain distributions                                            295,758                111,384
Net change in unrealized appreciation (depreciation)                   162,514              1,777,847
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,216,192              2,450,530
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             7,142,351              3,901,656
Cost of units redeemed                                              (5,041,197)            (5,329,219)
Account charges                                                         (9,042)               (10,773)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,092,112             (1,438,336)
                                                            ------------------     ------------------
Net increase (decrease)                                              3,308,304              1,012,194
Net assets, beginning                                               19,257,368             18,245,174
                                                            ------------------     ------------------
Net assets, ending                                          $       22,565,672     $       19,257,368
                                                            ==================     ==================
Units sold                                                           2,857,679              1,717,319
Units redeemed                                                      (2,024,243)            (2,257,926)
                                                            ------------------     ------------------
Net increase (decrease)                                                833,436               (540,607)
Units outstanding, beginning                                         6,703,963              7,244,570
                                                            ------------------     ------------------
Units outstanding, ending                                            7,537,399              6,703,963
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 225,754,413
Cost of units redeemed/account charges                                                   (215,651,275)
Net investment income (loss)                                                               11,297,539
Net realized gain (loss)                                                                      269,092
Realized gain distributions                                                                   433,694
Net change in unrealized appreciation (depreciation)                                          462,209
                                                                                        -------------
                                                                                        $  22,565,672
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/12/1990

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.04        7,273     $   22,132          1.25%           5.9%
12/31/2009          2.87        6,704         19,257          1.25%          14.1%
12/31/2008          2.52        7,245         18,245          1.25%          -2.2%
12/31/2007          2.57        7,662         19,728          1.25%           5.1%
12/31/2006          2.45        9,226         22,609          1.25%           2.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.10            0     $        0          1.00%           6.2%
12/31/2009          2.92            0              0          1.00%          14.3%
12/31/2008          2.55            0              0          1.00%          -1.9%
12/31/2007          2.60            0              0          1.00%           5.3%
12/31/2006          2.47            0              0          1.00%           2.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.16            0     $        0          0.75%           6.5%
12/31/2009          2.96            0              0          0.75%          14.6%
12/31/2008          2.59            0              0          0.75%          -1.7%
12/31/2007          2.63            0              0          0.75%           5.6%
12/31/2006          2.49            0              0          0.75%           3.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.21            0     $        0          0.50%           6.7%
12/31/2009          3.01            0              0          0.50%          14.9%
12/31/2008          2.62            0              0          0.50%          -1.4%
12/31/2007          2.66            0              0          0.50%           5.9%
12/31/2006          2.51            0              0          0.50%           3.3%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.27            0     $        0          0.25%           7.0%
12/31/2009          3.06            0              0          0.25%          15.2%
12/31/2008          2.65            0              0          0.25%          -1.2%
12/31/2007          2.69            0              0          0.25%           6.1%
12/31/2006          2.53            0              0          0.25%           3.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.64          264     $      433          0.00%           7.3%
12/31/2009          1.53            0              0          0.00%          15.5%
12/31/2008          1.32            0              0          0.00%          -1.0%
12/31/2007          1.34            0              0          0.00%           6.4%
12/31/2006          1.26            0              0          0.00%           3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     4.3%
2009                     4.9%
2008                     5.2%
2007                     4.4%
2006                     4.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                OneAmerica Money Market Advisor Class - 682444104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,134,378    $        6,134,378                6,134,378
Receivables: investments sold                   10,595    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,144,973
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,880,576             5,653,492     $               1.04
Band 100                                        79,299                74,866                     1.06
Band 75                                              -                     -                     1.08
Band 50                                        139,889               127,368                     1.10
Band 25                                              -                     -                     1.12
Band 0                                          45,209                39,450                     1.15
                                    ------------------    ------------------
 Total                              $        6,144,973             5,895,176
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                376
Mortality & expense charges                                                                   (72,277)
                                                                                 --------------------
Net investment income (loss)                                                                  (71,901)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            (71,901)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (71,901)    $          (71,550)
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      (71,901)               (71,550)
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,262,297              4,469,826
Cost of units redeemed                                              (2,845,521)            (5,389,855)
Account charges                                                         (3,268)                (5,637)
                                                            ------------------     ------------------
Increase (decrease)                                                    413,508               (925,666)
                                                            ------------------     ------------------
Net increase (decrease)                                                341,607               (997,216)
Net assets, beginning                                                5,803,366              6,800,582
                                                            ------------------     ------------------
Net assets, ending                                          $        6,144,973     $        5,803,366
                                                            ==================     ==================
Units sold                                                           3,293,021              5,901,851
Units redeemed                                                      (2,900,500)            (6,770,813)
                                                            ------------------     ------------------
Net increase (decrease)                                                392,521               (868,962)
Units outstanding, beginning                                         5,502,655              6,371,617
                                                            ------------------     ------------------
Units outstanding, ending                                            5,895,176              5,502,655
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  32,365,271
Cost of units redeemed/account charges                                                    (26,228,842)
Net investment income (loss)                                                                    8,544
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $   6,144,973
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.04        5,653     $    5,881          1.25%          -1.2%
12/31/2009          1.05        5,342          5,626          1.25%          -1.2%
12/31/2008          1.07        6,190          6,599          1.25%           0.6%
12/31/2007          1.06        3,020          3,201          1.25%           3.2%
12/31/2006          1.03        1,236          1,270          1.25%           2.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06           75     $       79          1.00%          -1.0%
12/31/2009          1.07           31             33          1.00%          -1.0%
12/31/2008          1.08            7              8          1.00%           0.8%
12/31/2007          1.07           15             16          1.00%           3.4%
12/31/2006          1.04            0              0          1.00%           3.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.08            0     $        0          0.75%          -0.7%
12/31/2009          1.09            0              0          0.75%          -0.7%
12/31/2008          1.09            0              0          0.75%           1.1%
12/31/2007          1.08            0              0          0.75%           3.7%
12/31/2006          1.04            0              0          0.75%           3.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.10          127     $      140          0.50%          -0.5%
12/31/2009          1.10          110            122          0.50%          -0.5%
12/31/2008          1.11          174            193          0.50%           1.3%
12/31/2007          1.09          430            470          0.50%           4.0%
12/31/2006          1.05          428            450          0.50%           3.8%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.25%          -0.2%
12/31/2009          1.12            0              0          0.25%          -0.2%
12/31/2008          1.12            0              0          0.25%           1.6%
12/31/2007          1.11            0              0          0.25%           4.2%
12/31/2006          1.06            0              0          0.25%           4.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.15           39     $       45          0.00%           0.0%
12/31/2009          1.15           20             22          0.00%           0.0%
12/31/2008          1.15            0              0          0.00%           1.8%
12/31/2007          1.12            0              0          0.00%           4.5%
12/31/2006          1.08            0              0          0.00%           4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     2.1%
2007                     4.4%
2006                     3.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              OneAmerica Money Market Portfolio O Class - 682444807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       28,436,219    $       28,436,219               28,436,219
Receivables: investments sold                  250,093    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       28,686,312
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       28,686,312            18,565,798     $               1.55
Band 100                                             -                     -                     1.57
Band 75                                              -                     -                     1.60
Band 50                                              -                     -                     1.63
Band 25                                              -                     -                     1.66
Band 0                                               -                     -                     1.18
                                    ------------------    ------------------
 Total                              $       28,686,312            18,565,798
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,066
Mortality & expense charges                                                                  (370,546)
                                                                                 --------------------
Net investment income (loss)                                                                 (368,480)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (368,480)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (368,480)    $         (378,561)
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                     (368,480)              (378,561)
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            10,368,875             13,677,538
Cost of units redeemed                                             (11,428,063)           (18,375,513)
Account charges                                                        (10,760)               (15,668)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,069,948)            (4,713,643)
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,438,428)            (5,092,204)
Net assets, beginning                                               30,124,740             35,216,944
                                                            ------------------     ------------------
Net assets, ending                                          $       28,686,312     $       30,124,740
                                                            ==================     ==================
Units sold                                                           7,320,967             10,305,362
Units redeemed                                                      (8,011,427)           (13,301,733)
                                                            ------------------     ------------------
Net increase (decrease)                                               (690,460)            (2,996,371)
Units outstanding, beginning                                        19,256,258             22,252,629
                                                            ------------------     ------------------
Units outstanding, ending                                           18,565,798             19,256,258
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 889,599,359
Cost of units redeemed/account charges                                                   (865,520,216)
Net investment income (loss)                                                                4,607,169
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $  28,686,312
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/12/1990

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.55       18,566     $   28,686          1.25%          -1.2%
12/31/2009          1.56       19,256         30,125          1.25%          -1.1%
12/31/2008          1.58       22,253         35,217          1.25%           0.9%
12/31/2007          1.57       20,300         31,846          1.25%           3.5%
12/31/2006          1.52       20,083         30,444          1.25%           3.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57            0     $        0          1.00%          -1.0%
12/31/2009          1.59            0              0          1.00%          -0.9%
12/31/2008          1.60            0              0          1.00%           1.1%
12/31/2007          1.59            0              0          1.00%           3.7%
12/31/2006          1.53            0              0          1.00%           3.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.60            0     $        0          0.75%          -0.7%
12/31/2009          1.61            0              0          0.75%          -0.7%
12/31/2008          1.62            0              0          0.75%           1.4%
12/31/2007          1.60            0              0          0.75%           4.0%
12/31/2006          1.54            0              0          0.75%           3.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.63            0     $        0          0.50%          -0.5%
12/31/2009          1.64            0              0          0.50%          -0.4%
12/31/2008          1.65            0              0          0.50%           1.6%
12/31/2007          1.62            0              0          0.50%           4.3%
12/31/2006          1.55            0              0          0.50%           4.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.66            0     $        0          0.25%          -0.2%
12/31/2009          1.67            0              0          0.25%          -0.2%
12/31/2008          1.67            0              0          0.25%           1.9%
12/31/2007          1.64            0              0          0.25%           4.5%
12/31/2006          1.57            0              0          0.25%           7.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.18            0     $        0          0.00%           0.0%
12/31/2009          1.18            0              0          0.00%           0.1%
12/31/2008          1.18            0              0          0.00%           2.2%
12/31/2007          1.16            0              0          0.00%           4.8%
12/31/2006          1.10            0              0          0.00%           4.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.1%
2008                     2.1%
2007                     4.7%
2006                     4.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            OneAmerica Socially Responsive Advisor Class - 682444609

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          752,040    $          689,022                   81,681
Receivables: investments sold                      210    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          752,250
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          535,216               590,118     $               0.91
Band 100                                         5,385                 5,867                     0.92
Band 75                                              -                     -                     0.93
Band 50                                              -                     -                     0.94
Band 25                                              -                     -                     0.95
Band 0                                         211,649               219,890                     0.96
                                    ------------------    ------------------
 Total                              $          752,250               815,875
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,520
Mortality & expense charges                                                                    (5,527)
                                                                                 --------------------
Net investment income (loss)                                                                       (7)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (9,087)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           76,061
                                                                                 --------------------
Net gain (loss)                                                                                66,974
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             66,967
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               (7)    $              577
Net realized gain (loss)                                                (9,087)                (4,257)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    76,061                111,402
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       66,967                107,722
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               164,333                274,158
Cost of units redeemed                                                 (62,500)               (14,032)
Account charges                                                           (499)                  (204)
                                                            ------------------     ------------------
Increase (decrease)                                                    101,334                259,922
                                                            ------------------     ------------------
Net increase (decrease)                                                168,301                367,644
Net assets, beginning                                                  583,949                216,305
                                                            ------------------     ------------------
Net assets, ending                                          $          752,250     $          583,949
                                                            ==================     ==================
Units sold                                                             198,799                383,861
Units redeemed                                                         (77,119)               (18,387)
                                                            ------------------     ------------------
Net increase (decrease)                                                121,680                365,474
Units outstanding, beginning                                           694,195                328,721
                                                            ------------------     ------------------
Units outstanding, ending                                              815,875                694,195
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,287,771
Cost of units redeemed/account charges                                                       (577,728)
Net investment income (loss)                                                                    5,427
Net realized gain (loss)                                                                      (29,035)
Realized gain distributions                                                                     2,797
Net change in unrealized appreciation (depreciation)                                           63,018
                                                                                        -------------
                                                                                        $     752,250
                                                                                        =============

* Date of Fund Inception into Variable Account: 3/31/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.91          590     $      535          1.25%           9.5%
12/31/2009          0.83          462            382          1.25%          29.0%
12/31/2008          0.64           92             59          1.25%         -37.8%
12/31/2007          1.03           40             41          1.25%           1.9%
12/31/2006          1.01            0              0          1.25%           1.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.92            6     $        5          1.00%           9.8%
12/31/2009          0.84            4              4          1.00%          29.3%
12/31/2008          0.65            3              2          1.00%         -37.7%
12/31/2007          1.04            1              1          1.00%           2.1%
12/31/2006          1.02            1              1          1.00%           1.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.93            0     $        0          0.75%          10.1%
12/31/2009          0.84            0              0          0.75%          29.6%
12/31/2008          0.65            0              0          0.75%         -37.5%
12/31/2007          1.04            0              0          0.75%           2.4%
12/31/2006          1.02            0              0          0.75%           1.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.94            0     $        0          0.50%          10.4%
12/31/2009          0.85            0              0          0.50%          30.0%
12/31/2008          0.66            0              0          0.50%         -37.4%
12/31/2007          1.05            0              0          0.50%           2.6%
12/31/2006          1.02            0              0          0.50%           2.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.95            0     $        0          0.25%          10.6%
12/31/2009          0.86            0              0          0.25%          30.3%
12/31/2008          0.66            0              0          0.25%         -37.2%
12/31/2007          1.05            0              0          0.25%           2.9%
12/31/2006          1.02            0              0          0.25%           2.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.96          220     $      212          0.00%          10.9%
12/31/2009          0.87          228            198          0.00%          30.6%
12/31/2008          0.66          234            155          0.00%         -37.1%
12/31/2007          1.06          310            327          0.00%           3.1%
12/31/2006          1.02            0              0          0.00%           2.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.8%
2009                     0.8%
2008                     1.1%
2007                     1.4%
2006                     0.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          OneAmerica Socially Responsive Portfolio O Class - 682444500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          523,046    $          448,138                   56,791
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (427)
                                    ------------------
Net assets                          $          522,619
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          396,725               431,119     $               0.92
Band 100                                             -                     -                     0.93
Band 75                                              -                     -                     0.94
Band 50                                              -                     -                     0.95
Band 25                                        125,894               130,456                     0.97
Band 0                                               -                     -                     0.98
                                    ------------------    ------------------
 Total                              $          522,619               561,575
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,234
Mortality & expense charges                                                                    (5,192)
                                                                                 --------------------
Net investment income (loss)                                                                       42
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (60,314)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           85,804
                                                                                 --------------------
Net gain (loss)                                                                                25,490
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             25,532
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               42     $             (306)
Net realized gain (loss)                                               (60,314)               (17,085)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    85,804                112,846
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       25,532                 95,455
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               244,641                145,116
Cost of units redeemed                                                (184,406)               (46,490)
Account charges                                                           (501)                  (381)
                                                            ------------------     ------------------
Increase (decrease)                                                     59,734                 98,245
                                                            ------------------     ------------------
Net increase (decrease)                                                 85,266                193,700
Net assets, beginning                                                  437,353                243,653
                                                            ------------------     ------------------
Net assets, ending                                          $          522,619     $          437,353
                                                            ==================     ==================
Units sold                                                             285,691                204,354
Units redeemed                                                        (241,916)               (61,115)
                                                            ------------------     ------------------
Net increase (decrease)                                                 43,775                143,239
Units outstanding, beginning                                           517,800                374,561
                                                            ------------------     ------------------
Units outstanding, ending                                              561,575                517,800
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,205,141
Cost of units redeemed/account charges                                                       (648,695)
Net investment income (loss)                                                                      217
Net realized gain (loss)                                                                     (115,960)
Realized gain distributions                                                                     7,008
Net change in unrealized appreciation (depreciation)                                           74,908
                                                                                        -------------
                                                                                        $     522,619
                                                                                        =============

* Date of Fund Inception into Variable Account: 3/31/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.92          431     $      397          1.25%           9.8%
12/31/2009          0.84          410            343          1.25%          29.3%
12/31/2008          0.65          323            210          1.25%         -37.6%
12/31/2007          1.04          935            971          1.25%           2.2%
12/31/2006          1.02          693            704          1.25%           1.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.93            0     $        0          1.00%          10.1%
12/31/2009          0.85            0              0          1.00%          29.6%
12/31/2008          0.65            0              0          1.00%         -37.4%
12/31/2007          1.04            0              0          1.00%           2.4%
12/31/2006          1.02            0              0          1.00%           1.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.94            0     $        0          0.75%          10.4%
12/31/2009          0.85            0              0          0.75%          30.0%
12/31/2008          0.66            0              0          0.75%         -37.3%
12/31/2007          1.05            0              0          0.75%           2.7%
12/31/2006          1.02            0              0          0.75%           2.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.95            0     $        0          0.50%          10.6%
12/31/2009          0.86            0              0          0.50%          30.3%
12/31/2008          0.66            0              0          0.50%         -37.1%
12/31/2007          1.05            0              0          0.50%           2.9%
12/31/2006          1.02            0              0          0.50%           2.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.97          130     $      126          0.25%          10.9%
12/31/2009          0.87          108             94          0.25%          30.6%
12/31/2008          0.67           51             34          0.25%         -37.4%
12/31/2007          1.06            0              0          0.25%           3.2%
12/31/2006          1.02            0              0          0.25%           2.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.98            0     $        0          0.00%          11.2%
12/31/2009          0.88            0              0          0.00%          30.9%
12/31/2008          0.67            0              0          0.00%         -36.8%
12/31/2007          1.06            0              0          0.00%           3.5%
12/31/2006          1.03            0              0          0.00%           2.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.1%
2009                     1.0%
2008                     0.7%
2007                     1.1%
2006                     1.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   OneAmerica Value Advisor Class - 682444302

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,199,309    $        7,209,537                  356,031
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (18,158)
                                    ------------------
Net assets                          $        7,181,151
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,487,885             3,109,368     $               1.76
Band 100                                       207,685               115,556                     1.80
Band 75                                              -                     -                     1.83
Band 50                                      1,192,884               640,094                     1.86
Band 25                                              -                     -                     1.90
Band 0                                         292,697               150,521                     1.94
                                    ------------------    ------------------
 Total                              $        7,181,151             4,015,539
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             83,402
Mortality & expense charges                                                                   (67,184)
                                                                                 --------------------
Net investment income (loss)                                                                   16,218
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (438,905)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,174,098
                                                                                 --------------------
Net gain (loss)                                                                               735,193
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            751,411
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           16,218     $           24,876
Net realized gain (loss)                                              (438,905)              (377,533)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,174,098              1,519,989
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      751,411              1,167,332
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,036,132              1,512,211
Cost of units redeemed                                              (1,258,600)              (717,004)
Account charges                                                         (2,855)                (2,008)
                                                            ------------------     ------------------
Increase (decrease)                                                    774,677                793,199
                                                            ------------------     ------------------
Net increase (decrease)                                              1,526,088              1,960,531
Net assets, beginning                                                5,655,063              3,694,532
                                                            ------------------     ------------------
Net assets, ending                                          $        7,181,151     $        5,655,063
                                                            ==================     ==================
Units sold                                                           1,304,243              1,331,784
Units redeemed                                                        (840,929)              (760,964)
                                                            ------------------     ------------------
Net increase (decrease)                                                463,314                570,820
Units outstanding, beginning                                         3,552,225              2,981,405
                                                            ------------------     ------------------
Units outstanding, ending                                            4,015,539              3,552,225
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  10,274,902
Cost of units redeemed/account charges                                                     (3,136,930)
Net investment income (loss)                                                                  136,523
Net realized gain (loss)                                                                   (1,155,413)
Realized gain distributions                                                                 1,072,297
Net change in unrealized appreciation (depreciation)                                          (10,228)
                                                                                        -------------
                                                                                        $   7,181,151
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.76        3,109     $    5,488          1.25%          11.8%
12/31/2009          1.58        3,013          4,758          1.25%          28.3%
12/31/2008          1.23        2,516          3,095          1.25%         -37.9%
12/31/2007          1.98        2,707          5,364          1.25%           2.0%
12/31/2006          1.94        2,160          4,199          1.25%          11.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.80          116     $      208          1.00%          12.1%
12/31/2009          1.60            6             10          1.00%          28.6%
12/31/2008          1.25            4              5          1.00%         -37.8%
12/31/2007          2.00            1              2          1.00%           2.2%
12/31/2006          1.96            0              0          1.00%          12.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.83            0     $        0          0.75%          12.3%
12/31/2009          1.63            0              0          0.75%          29.0%
12/31/2008          1.26            0              0          0.75%         -37.6%
12/31/2007          2.02            0              0          0.75%           2.5%
12/31/2006          1.98            0              0          0.75%          12.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.86          640     $    1,193          0.50%          12.6%
12/31/2009          1.65          436            722          0.50%          29.3%
12/31/2008          1.28          383            491          0.50%         -37.4%
12/31/2007          2.05          435            890          0.50%           2.7%
12/31/2006          1.99          445            887          0.50%          12.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.90            0     $        0          0.25%          12.9%
12/31/2009          1.68            0              0          0.25%          29.6%
12/31/2008          1.30            0              0          0.25%         -37.3%
12/31/2007          2.07            0              0          0.25%           3.0%
12/31/2006          2.01            0              0          0.25%          12.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.94          151     $      293          0.00%          13.2%
12/31/2009          1.72           96            165          0.00%          29.9%
12/31/2008          1.32           78            104          0.00%         -37.1%
12/31/2007          2.10          355            747          0.00%           3.3%
12/31/2006          2.04          295            601          0.00%          13.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.3%
2009                     1.6%
2008                     1.9%
2007                     1.4%
2006                     2.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 OneAmerica Value Portfolio O Class - 682444708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       66,414,366    $       74,465,001                3,258,961
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (5,121)
                                    ------------------
Net assets                          $       66,409,245
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       62,464,676            11,107,896     $               5.62
Band 100                                             -                     -                     5.73
Band 75                                              -                     -                     5.83
Band 50                                              -                     -                     5.94
Band 25                                        338,152                55,926                     6.05
Band 0                                         224,137               127,854                     1.75
Band S                                       3,382,280               100,056                    33.80
                                    ------------------    ------------------
 Total                              $       66,409,245            11,391,732
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            930,897
Mortality & expense charges                                                                  (732,888)
                                                                                 --------------------
Net investment income (loss)                                                                  198,009
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,143,143)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        8,073,952
                                                                                 --------------------
Net gain (loss)                                                                             6,930,809
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          7,128,818
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          198,009     $          297,259
Net realized gain (loss)                                            (1,143,143)            (2,322,861)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 8,073,952             15,594,134
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    7,128,818             13,568,532
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             8,726,579              5,649,375
Cost of units redeemed                                              (9,524,155)            (8,327,890)
Account charges                                                        (22,138)               (23,683)
                                                            ------------------     ------------------
Increase (decrease)                                                   (819,714)            (2,702,198)
                                                            ------------------     ------------------
Net increase (decrease)                                              6,309,104             10,866,334
Net assets, beginning                                               60,100,141             49,233,807
                                                            ------------------     ------------------
Net assets, ending                                          $       66,409,245     $       60,100,141
                                                            ==================     ==================
Units sold                                                           1,943,518              1,561,941
Units redeemed                                                      (1,955,769)            (2,226,586)
                                                            ------------------     ------------------
Net increase (decrease)                                                (12,251)              (664,645)
Units outstanding, beginning                                        11,403,983             12,068,628
                                                            ------------------     ------------------
Units outstanding, ending                                           11,391,732             11,403,983
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 316,590,621
Cost of units redeemed/account charges                                                   (305,918,213)
Net investment income (loss)                                                               17,175,837
Net realized gain (loss)                                                                   19,758,696
Realized gain distributions                                                                26,852,939
Net change in unrealized appreciation (depreciation)                                       (8,050,635)
                                                                                        -------------
                                                                                        $  66,409,245
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/12/1990

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.62       11,108     $   62,465          1.25%          12.1%
12/31/2009          5.02       11,239         56,363          1.25%          28.7%
12/31/2008          3.90       11,925         46,471          1.25%         -37.7%
12/31/2007          6.26       14,525         90,896          1.25%           2.3%
12/31/2006          6.12       15,817         96,771          1.25%          12.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.73            0     $        0          1.00%          12.4%
12/31/2009          5.09            0              0          1.00%          29.0%
12/31/2008          3.95            0              0          1.00%         -37.6%
12/31/2007          6.32            0              0          1.00%           2.5%
12/31/2006          6.17            0              0          1.00%          12.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.83            0     $        0          0.75%          12.7%
12/31/2009          5.17            0              0          0.75%          29.3%
12/31/2008          4.00            0              0          0.75%         -37.4%
12/31/2007          6.39            0              0          0.75%           2.8%
12/31/2006          6.22            0              0          0.75%          12.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.94            0     $        0          0.50%          13.0%
12/31/2009          5.26            0              0          0.50%          29.7%
12/31/2008          4.05            0              0          0.50%         -37.3%
12/31/2007          6.46            0              0          0.50%           3.1%
12/31/2006          6.27            0              0          0.50%          13.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     6.05           56     $      338          0.25%          13.3%
12/31/2009          5.34           49            262          0.25%          30.0%
12/31/2008          4.11           29            120          0.25%         -37.1%
12/31/2007          6.53            0              0          0.25%           3.3%
12/31/2006          6.32            0              0          0.25%          13.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.75          128     $      224          0.00%          13.5%
12/31/2009          1.54            0              0          0.00%          30.3%
12/31/2008          1.18            0              0          0.00%         -36.9%
12/31/2007          1.88            0              0          0.00%           3.6%
12/31/2006          1.81            0              0          0.00%          13.5%

                                           BAND S
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    33.80          100     $    3,382          0.50%          13.0%
12/31/2009         29.92          116          3,475          0.50%          29.7%
12/31/2008         23.08          115          2,643          0.50%         -37.2%
12/31/2007         36.77          129          4,747          0.50%           3.0%
12/31/2006         35.69          151          5,403          0.50%          13.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2010        1.5%
2009        1.7%
2008        2.1%
2007        1.5%
2006        1.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Oppenheimer Developing Markets Fund A Class - 683974109

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          717,273    $          648,701                   19,667
Receivables: investments sold                   75,060    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          792,333
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          792,333               616,056     $               1.29
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.30
                                    ------------------    ------------------
 Total                              $          792,333               616,056
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                876
Mortality & expense charges                                                                    (2,250)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,374)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,301)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           68,572
                                                                                 --------------------
Net gain (loss)                                                                                67,271
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             65,897
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,374)    $                -
Net realized gain (loss)                                                (1,301)                     -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    68,572                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       65,897                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               777,910                      -
Cost of units redeemed                                                 (51,442)                     -
Account charges                                                            (32)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    726,436                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                792,333                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          792,333     $                -
                                                            ==================     ==================
Units sold                                                             664,276                      -
Units redeemed                                                         (48,220)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                616,056                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              616,056                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     777,910
Cost of units redeemed/account charges                                                        (51,474)
Net investment income (loss)                                                                   (1,374)
Net realized gain (loss)                                                                       (1,301)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           68,572
                                                                                        -------------
                                                                                        $     792,333
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.29          616     $      792          1.25%          25.4%
12/31/2009          1.03            0              0          1.25%           2.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.29            0     $        0          1.00%          25.7%
12/31/2009          1.03            0              0          1.00%           2.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.29            0     $        0          0.75%          26.0%
12/31/2009          1.03            0              0          0.75%           2.6%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.30            0     $        0          0.50%          26.4%
12/31/2009          1.03            0              0          0.50%           2.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.30            0     $        0          0.25%          26.7%
12/31/2009          1.03            0              0          0.25%           2.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.30            0     $        0          0.00%          27.0%
12/31/2009          1.03            0              0          0.00%           2.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.2%
2009                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Oppenheimer Developing Markets Fund N Class - 683974406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       13,157,573    $        9,546,085                  372,735
Receivables: investments sold                   20,881    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       13,178,454
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       12,791,927             5,061,527     $               2.53
Band 100                                             -                     -                     2.56
Band 75                                              -                     -                     2.60
Band 50                                          2,697                 1,023                     2.64
Band 25                                              -                     -                     2.67
Band 0                                         383,830               141,579                     2.71
                                    ------------------    ------------------
 Total                              $       13,178,454             5,204,129
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                  (125,749)
                                                                                 --------------------
Net investment income (loss)                                                                 (125,749)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (798,800)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,418,479
                                                                                 --------------------
Net gain (loss)                                                                             2,619,679
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,493,930
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (125,749)    $          (38,573)
Net realized gain (loss)                                              (798,800)              (698,510)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,418,479              3,619,497
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,493,930              2,882,414
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,682,564              3,712,293
Cost of units redeemed                                              (2,474,841)            (1,340,026)
Account charges                                                         (4,684)                (2,955)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,203,039              2,369,312
                                                            ------------------     ------------------
Net increase (decrease)                                              4,696,969              5,251,726
Net assets, beginning                                                8,481,485              3,229,759
                                                            ------------------     ------------------
Net assets, ending                                          $       13,178,454     $        8,481,485
                                                            ==================     ==================
Units sold                                                           2,200,721              2,357,695
Units redeemed                                                      (1,187,878)            (1,022,323)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,012,843              1,335,372
Units outstanding, beginning                                         4,191,286              2,855,914
                                                            ------------------     ------------------
Units outstanding, ending                                            5,204,129              4,191,286
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  16,921,411
Cost of units redeemed/account charges                                                     (7,832,545)
Net investment income (loss)                                                                 (204,228)
Net realized gain (loss)                                                                   (1,415,671)
Realized gain distributions                                                                 2,097,999
Net change in unrealized appreciation (depreciation)                                        3,611,488
                                                                                        -------------
                                                                                        $  13,178,454
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.53        5,062     $   12,792          1.25%          24.9%
12/31/2009          2.02        4,180          8,458          1.25%          78.9%
12/31/2008          1.13        2,856          3,230          1.25%         -48.9%
12/31/2007          2.21        2,745          6,071          1.25%          31.6%
12/31/2006          1.68        2,534          4,258          1.25%          23.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.56            0     $        0          1.00%          25.2%
12/31/2009          2.05            0              0          1.00%          79.4%
12/31/2008          1.14            0              0          1.00%         -48.7%
12/31/2007          2.23            0              0          1.00%          31.9%
12/31/2006          1.69            0              0          1.00%          23.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.60            0     $        0          0.75%          25.5%
12/31/2009          2.07            0              0          0.75%          79.8%
12/31/2008          1.15            0              0          0.75%         -48.6%
12/31/2007          2.24            0              0          0.75%          32.3%
12/31/2006          1.69            0              0          0.75%          23.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.64            1     $        3          0.50%          25.8%
12/31/2009          2.09            0              0          0.50%          80.3%
12/31/2008          1.16            0              0          0.50%         -48.5%
12/31/2007          2.26            0              0          0.50%          32.6%
12/31/2006          1.70            0              0          0.50%          24.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.67            0     $        0          0.25%          26.2%
12/31/2009          2.12            0              0          0.25%          80.7%
12/31/2008          1.17            0              0          0.25%         -48.4%
12/31/2007          2.27            0              0          0.25%          32.9%
12/31/2006          1.71            0              0          0.25%          24.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.71          142     $      384          0.00%          26.5%
12/31/2009          2.14           11             23          0.00%          81.2%
12/31/2008          1.18            0              0          0.00%         -48.2%
12/31/2007          2.29            0              0          0.00%          33.3%
12/31/2006          1.71            0              0          0.00%          24.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.5%
2008                     1.2%
2007                     0.6%
2006                     1.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Oppenheimer Global Fund N Class - 683924500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,967,533    $        1,817,542                   32,715
Receivables: investments sold                      218    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,967,751
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          386,210               305,592     $               1.26
Band 100                                             -                     -                     1.28
Band 75                                              -                     -                     1.30
Band 50                                        812,447               616,340                     1.32
Band 25                                              -                     -                     1.34
Band 0                                         769,094               567,286                     1.36
                                    ------------------    ------------------
 Total                              $        1,967,751             1,489,218
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              9,388
Mortality & expense charges                                                                    (7,401)
                                                                                 --------------------
Net investment income (loss)                                                                    1,987
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (48,419)
Realized gain distributions                                                                    13,728
Net change in unrealized appreciation (depreciation)                                          269,950
                                                                                 --------------------
Net gain (loss)                                                                               235,259
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            237,246
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,987     $              433
Net realized gain (loss)                                               (48,419)              (101,116)
Realized gain distributions                                             13,728                      -
Net change in unrealized appreciation (depreciation)                   269,950                462,876
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      237,246                362,193
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               446,744                413,559
Cost of units redeemed                                                (174,202)              (139,685)
Account charges                                                         (1,188)                  (633)
                                                            ------------------     ------------------
Increase (decrease)                                                    271,354                273,241
                                                            ------------------     ------------------
Net increase (decrease)                                                508,600                635,434
Net assets, beginning                                                1,459,151                823,717
                                                            ------------------     ------------------
Net assets, ending                                          $        1,967,751     $        1,459,151
                                                            ==================     ==================
Units sold                                                             376,199                449,549
Units redeemed                                                        (152,806)              (171,418)
                                                            ------------------     ------------------
Net increase (decrease)                                                223,393                278,131
Units outstanding, beginning                                         1,265,825                987,694
                                                            ------------------     ------------------
Units outstanding, ending                                            1,489,218              1,265,825
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,539,522
Cost of units redeemed/account charges                                                     (1,792,559)
Net investment income (loss)                                                                    4,034
Net realized gain (loss)                                                                     (165,855)
Realized gain distributions                                                                   232,618
Net change in unrealized appreciation (depreciation)                                          149,991
                                                                                        -------------
                                                                                        $   1,967,751
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.26          306     $      386          1.25%          13.8%
12/31/2009          1.11          263            292          1.25%          37.2%
12/31/2008          0.81          169            136          1.25%         -42.0%
12/31/2007          1.39          494            688          1.25%           4.2%
12/31/2006          1.34          529            708          1.25%          15.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.28            0     $        0          1.00%          14.1%
12/31/2009          1.12            0              0          1.00%          37.6%
12/31/2008          0.82            0              0          1.00%         -41.8%
12/31/2007          1.40            0              0          1.00%           4.5%
12/31/2006          1.34            0              0          1.00%          15.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.30            0     $        0          0.75%          14.4%
12/31/2009          1.14            0              0          0.75%          37.9%
12/31/2008          0.82            0              0          0.75%         -41.7%
12/31/2007          1.41            0              0          0.75%           4.7%
12/31/2006          1.35            0              0          0.75%          16.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.32          616     $      812          0.50%          14.7%
12/31/2009          1.15          477            549          0.50%          38.3%
12/31/2008          0.83          414            344          0.50%         -41.5%
12/31/2007          1.42          338            481          0.50%           5.0%
12/31/2006          1.35          299            406          0.50%          16.3%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.34            0     $        0          0.25%          14.9%
12/31/2009          1.16            0              0          0.25%          38.6%
12/31/2008          0.84            0              0          0.25%         -41.4%
12/31/2007          1.43            0              0          0.25%           5.3%
12/31/2006          1.36            0              0          0.25%          16.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36          567     $      769          0.00%          15.2%
12/31/2009          1.18          526            619          0.00%          39.0%
12/31/2008          0.85          406            343          0.00%         -41.2%
12/31/2007          1.44          342            493          0.00%           5.5%
12/31/2006          1.37          284            388          0.00%          16.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.5%
2009                     0.4%
2008                     1.0%
2007                     0.5%
2006                     0.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Oppenheimer Global Opportunity A Class - 683943104 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.03
Band 100                                             -                     -                     1.03
Band 75                                              -                     -                     1.03
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03           0      $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.04            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Oppenheimer Global Opportunity N Class - 683943500 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.03
Band 100                                             -                     -                     1.03
Band 75                                              -                     -                     1.03
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -      $                -
Net realized gain (loss)                                                     -                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                         -                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                            -                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                       -
Cost of units redeemed                                                       -                       -
Account charges                                                              -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                          -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                      -                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $                -      $                -
                                                            ==================      ==================
Units sold                                                                   -                       -
Units redeemed                                                               -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                      -                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                                    -                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $              -
Cost of units redeemed/account charges                                                               -
Net investment income (loss)                                                                         -
Net realized gain (loss)                                                                             -
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                                 -
                                                                                      ----------------
                                                                                      $              -
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          1.25%           0.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.25%           0.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.03            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Oppenheimer Global Strategic Income Fund A Class - 68380K102

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          829,620    $          724,107                  193,384
Receivables: investments sold                    2,267    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          831,887
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          247,362               210,371     $               1.18
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.21
Band 25                                        584,525               479,512                     1.22
Band 0                                               -                     -                     1.23
                                    ------------------    ------------------
 Total                              $          831,887               689,883
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             55,118
Mortality & expense charges                                                                    (4,535)
                                                                                 --------------------
Net investment income (loss)                                                                   50,583
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       25,073
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           46,294
                                                                                 --------------------
Net gain (loss)                                                                                71,367
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            121,950
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           50,583      $           34,473
Net realized gain (loss)                                                25,073                 (24,902)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    46,294                 101,913
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      121,950                 111,484
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               221,125                 322,593
Cost of units redeemed                                                (245,105)               (125,720)
Account charges                                                         (1,369)                 (1,216)
                                                            ------------------      ------------------
Increase (decrease)                                                    (25,349)                195,657
                                                            ------------------      ------------------
Net increase (decrease)                                                 96,601                 307,141
Net assets, beginning                                                  735,286                 428,145
                                                            ------------------      ------------------
Net assets, ending                                          $          831,887      $          735,286
                                                            ==================      ==================
Units sold                                                             198,611                 341,671
Units redeemed                                                        (211,455)               (136,984)
                                                            ------------------      ------------------
Net increase (decrease)                                                (12,844)                204,687
Units outstanding, beginning                                           702,727                 498,040
                                                            ------------------      ------------------
Units outstanding, ending                                              689,883                 702,727
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,131,076
Cost of units redeemed/account charges                                                        (476,514)
Net investment income (loss)                                                                    96,101
Net realized gain (loss)                                                                       (24,289)
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           105,513
                                                                                      ----------------
                                                                                      $        831,887
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18          210     $      247          1.25%          14.4%
12/31/2009        1.03          215            220          1.25%          20.7%
12/31/2008        0.85          202            172          1.25%         -17.6%
12/31/2007        1.03            0              0          1.25%           3.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          1.00%          14.7%
12/31/2009        1.03            0              0          1.00%          21.0%
12/31/2008        0.85            0              0          1.00%         -17.4%
12/31/2007        1.03            0              0          1.00%           3.5%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.75%          15.0%
12/31/2009        1.04            0              0          0.75%          21.3%
12/31/2008        0.86            0              0          0.75%         -17.2%
12/31/2007        1.04            0              0          0.75%           3.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21            0     $        0          0.50%          15.3%
12/31/2009        1.05            0              0          0.50%          21.6%
12/31/2008        0.86            0              0          0.50%         -17.0%
12/31/2007        1.04            0              0          0.50%           3.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22          480     $      585          0.25%          15.6%
12/31/2009        1.05          488            515          0.25%          21.9%
12/31/2008        0.87          296            257          0.25%         -16.8%
12/31/2007        1.04            0              0          0.25%           3.9%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.23            0     $        0          0.00%          15.9%
12/31/2009        1.06            0              0          0.00%          22.2%
12/31/2008        0.87            0              0          0.00%         -16.6%
12/31/2007        1.04            0              0          0.00%           4.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               7.0%
2009               6.5%
2008               5.6%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Oppenheimer Global Strategic Income Fund N Class - 68380K607

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,587,969    $        1,439,117                  370,156
Receivables: investments sold                    8,265    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,596,234
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,555,378             1,342,966     $               1.16
Band 100                                             -                     -                     1.17
Band 75                                              -                     -                     1.18
Band 50                                              -                     -                     1.19
Band 25                                              -                     -                     1.20
Band 0                                          40,856                33,722                     1.21
                                    ------------------    ------------------
 Total                              $        1,596,234             1,376,688
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             77,966
Mortality & expense charges                                                                   (15,679)
                                                                                 --------------------
Net investment income (loss)                                                                   62,287
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       47,925
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           55,976
                                                                                 --------------------
Net gain (loss)                                                                               103,901
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            166,188
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           62,287      $           28,333
Net realized gain (loss)                                                47,925                 (15,560)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    55,976                 113,322
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      166,188                 126,095
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               807,193                 788,433
Cost of units redeemed                                                (322,461)               (107,547)
Account charges                                                           (778)                   (418)
                                                            ------------------      ------------------
Increase (decrease)                                                    483,954                 680,468
                                                            ------------------      ------------------
Net increase (decrease)                                                650,142                 806,563
Net assets, beginning                                                  946,092                 139,529
                                                            ------------------      ------------------
Net assets, ending                                          $        1,596,234      $          946,092
                                                            ==================      ==================
Units sold                                                             751,156                 988,118
Units redeemed                                                        (303,314)               (223,765)
                                                            ------------------      ------------------
Net increase (decrease)                                                447,842                 764,353
Units outstanding, beginning                                           928,846                 164,493
                                                            ------------------      ------------------
Units outstanding, ending                                            1,376,688                 928,846
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,784,596
Cost of units redeemed/account charges                                                        (458,318)
Net investment income (loss)                                                                    94,204
Net realized gain (loss)                                                                        26,900
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           148,852
                                                                                      ----------------
                                                                                      $      1,596,234
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.16        1,343     $    1,555          1.25%          13.9%
12/31/2009        1.02          871            885          1.25%          19.8%
12/31/2008        0.85          164            140          1.25%         -17.7%
12/31/2007        1.03            0              0          1.25%           3.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          1.00%          14.2%
12/31/2009        1.02            0              0          1.00%          20.1%
12/31/2008        0.85            0              0          1.00%         -17.5%
12/31/2007        1.03            0              0          1.00%           3.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          0.75%          14.5%
12/31/2009        1.03            0              0          0.75%          20.4%
12/31/2008        0.86            0              0          0.75%         -17.3%
12/31/2007        1.03            0              0          0.75%           3.4%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.50%          14.8%
12/31/2009        1.04            0              0          0.50%          20.7%
12/31/2008        0.86            0              0          0.50%         -17.1%
12/31/2007        1.04            0              0          0.50%           3.5%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.25%          15.1%
12/31/2009        1.04            0              0          0.25%          21.0%
12/31/2008        0.86            0              0          0.25%         -16.9%
12/31/2007        1.04            0              0          0.25%           3.7%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.21           34     $       41          0.00%          15.4%
12/31/2009        1.05           58             61          0.00%          21.3%
12/31/2008        0.87            0              0          0.00%         -16.7%
12/31/2007        1.04            0              0          0.00%           3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               6.1%
2009               6.4%
2008               6.7%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Oppenheimer Gold & Special Minerals Fund A Class - 683910103

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           43,403    $           46,967                      870
Receivables: investments sold                      174    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           43,577
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           43,577                27,308     $               1.60
Band 100                                             -                     -                     1.60
Band 75                                              -                     -                     1.60
Band 50                                              -                     -                     1.61
Band 25                                              -                     -                     1.61
Band 0                                               -                     -                     1.62
                                    ------------------    ------------------
 Total                              $           43,577                27,308
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              3,462
Mortality & expense charges                                                                       (52)
                                                                                 --------------------
Net investment income (loss)                                                                    3,410
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          747
Realized gain distributions                                                                       765
Net change in unrealized appreciation (depreciation)                                           (3,564)
                                                                                 --------------------
Net gain (loss)                                                                                (2,052)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,358
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            3,410      $                -
Net realized gain (loss)                                                   747                       -
Realized gain distributions                                                765                       -
Net change in unrealized appreciation (depreciation)                    (3,564)                      -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                        1,358                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                54,077                       -
Cost of units redeemed                                                 (11,849)                      -
Account charges                                                             (9)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                     42,219                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                 43,577                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $           43,577      $                -
                                                            ==================      ==================
Units sold                                                              38,191                       -
Units redeemed                                                         (10,883)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                                 27,308                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                               27,308                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $         54,077
Cost of units redeemed/account charges                                                         (11,858)
Net investment income (loss)                                                                     3,410
Net realized gain (loss)                                                                           747
Realized gain distributions                                                                        765
Net change in unrealized appreciation (depreciation)                                            (3,564)
                                                                                      ----------------
                                                                                      $         43,577
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60           27     $       44          1.25%          52.6%
12/31/2009        1.05            0              0          1.25%           4.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          1.00%          53.0%
12/31/2009        1.05            0              0          1.00%           4.6%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.75%          53.3%
12/31/2009        1.05            0              0          0.75%           4.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.61            0     $        0          0.50%          53.7%
12/31/2009        1.05            0              0          0.50%           4.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.61            0     $        0          0.25%          54.1%
12/31/2009        1.05            0              0          0.25%           4.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.62            0     $        0          0.00%          54.5%
12/31/2009        1.05            0              0          0.00%           4.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               15.9%
2009                0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Oppenheimer Gold & Special Minerals Fund N Class - 683910400

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          880,930    $          847,788                   18,197
Receivables: investments sold                   21,943    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          902,873
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          843,284               530,535     $               1.59
Band 100                                        59,589                37,392                     1.59
Band 75                                              -                     -                     1.60
Band 50                                              -                     -                     1.60
Band 25                                              -                     -                     1.61
Band 0                                               -                     -                     1.61
                                    ------------------    ------------------
 Total                              $          902,873               567,927
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             65,400
Mortality & expense charges                                                                    (2,769)
                                                                                 --------------------
Net investment income (loss)                                                                   62,631
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       20,303
Realized gain distributions                                                                    14,850
Net change in unrealized appreciation (depreciation)                                           33,142
                                                                                 --------------------
Net gain (loss)                                                                                68,295
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            130,926
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           62,631      $                -
Net realized gain (loss)                                                20,303                       -
Realized gain distributions                                             14,850                       -
Net change in unrealized appreciation (depreciation)                    33,142                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      130,926                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               862,857                       -
Cost of units redeemed                                                 (90,851)                      -
Account charges                                                            (59)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                    771,947                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                902,873                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          902,873      $                -
                                                            ==================      ==================
Units sold                                                             632,486                       -
Units redeemed                                                         (64,559)                      -
                                                            ------------------      ------------------
Net increase (decrease)                                                567,927                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              567,927                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        862,857
Cost of units redeemed/account charges                                                         (90,910)
Net investment income (loss)                                                                    62,631
Net realized gain (loss)                                                                        20,303
Realized gain distributions                                                                     14,850
Net change in unrealized appreciation (depreciation)                                            33,142
                                                                                      ----------------
                                                                                      $        902,873
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59          531     $      843          1.25%          52.0%
12/31/2009        1.05            0              0          1.25%           4.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59           37     $       60          1.00%          52.4%
12/31/2009        1.05            0              0          1.00%           4.6%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.75%          52.8%
12/31/2009        1.05            0              0          0.75%           4.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.50%          53.1%
12/31/2009        1.05            0              0          0.50%           4.6%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.61            0     $        0          0.25%          53.5%
12/31/2009        1.05            0              0          0.25%           4.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.61            0     $        0          0.00%          53.9%
12/31/2009        1.05            0              0          0.00%           4.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               14.5%
2009                0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Oppenheimer International Bond Fund N Class - 68380T400

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,320,317    $        7,099,589                1,119,314
Receivables: investments sold                   65,779    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,386,096
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,061,237             4,991,928     $               1.41
Band 100                                             -                     -                     1.43
Band 75                                              -                     -                     1.45
Band 50                                              -                     -                     1.48
Band 25                                              -                     -                     1.50
Band 0                                         324,859               214,086                     1.52
                                    ------------------    ------------------
 Total                              $        7,386,096             5,206,014
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            239,286
Mortality & expense charges                                                                   (75,894)
                                                                                 --------------------
Net investment income (loss)                                                                  163,392
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,136
Realized gain distributions                                                                    68,795
Net change in unrealized appreciation (depreciation)                                          154,088
                                                                                 --------------------
Net gain (loss)                                                                               225,019
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            388,411
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          163,392      $           90,273
Net realized gain (loss)                                                 2,136                   7,047
Realized gain distributions                                             68,795                  35,817
Net change in unrealized appreciation (depreciation)                   154,088                 317,146
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      388,411                 450,283
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             3,253,100               2,286,884
Cost of units redeemed                                              (1,245,605)             (1,177,338)
Account charges                                                         (1,585)                 (2,542)
                                                            ------------------      ------------------
Increase (decrease)                                                  2,005,910               1,107,004
                                                            ------------------      ------------------
Net increase (decrease)                                              2,394,321               1,557,287
Net assets, beginning                                                4,991,775               3,434,488
                                                            ------------------      ------------------
Net assets, ending                                          $        7,386,096      $        4,991,775
                                                            ==================      ==================
Units sold                                                           2,403,084               1,972,876
Units redeemed                                                        (927,503)             (1,106,284)
                                                            ------------------      ------------------
Net increase (decrease)                                              1,475,581                 866,592
Units outstanding, beginning                                         3,730,433               2,863,841
                                                            ------------------      ------------------
Units outstanding, ending                                            5,206,014               3,730,433
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $     10,357,702
Cost of units redeemed/account charges                                                      (3,851,668)
Net investment income (loss)                                                                   479,189
Net realized gain (loss)                                                                        40,738
Realized gain distributions                                                                    139,407
Net change in unrealized appreciation (depreciation)                                           220,728
                                                                                      ----------------
                                                                                      $      7,386,096
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.41        4,992     $    7,061          1.25%           5.9%
12/31/2009        1.34        3,647          4,873          1.25%          11.6%
12/31/2008        1.20        2,780          3,329          1.25%          -2.5%
12/31/2007        1.23        1,566          1,923          1.25%           3.4%
12/31/2006        1.19          708            841          1.25%          10.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43            0     $        0          1.00%           6.1%
12/31/2009        1.35            0              0          1.00%          11.9%
12/31/2008        1.21            0              0          1.00%          -2.2%
12/31/2007        1.24            0              0          1.00%           3.7%
12/31/2006        1.19            0              0          1.00%          10.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45            0     $        0          0.75%           6.4%
12/31/2009        1.37            0              0          0.75%          12.1%
12/31/2008        1.22            0              0          0.75%          -2.0%
12/31/2007        1.24            0              0          0.75%           3.9%
12/31/2006        1.20            0              0          0.75%          10.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.48            0     $        0          0.50%           6.6%
12/31/2009        1.38            0              0          0.50%          12.4%
12/31/2008        1.23            0              0          0.50%          -1.7%
12/31/2007        1.25            0              0          0.50%           4.2%
12/31/2006        1.20            0              0          0.50%          10.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.50            0     $        0          0.25%           6.9%
12/31/2009        1.40            0              0          0.25%          12.7%
12/31/2008        1.24            0              0          0.25%          -1.5%
12/31/2007        1.26            0              0          0.25%           4.4%
12/31/2006        1.21            0              0          0.25%          11.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.52          214     $      325          0.00%           7.2%
12/31/2009        1.42           84            119          0.00%          13.0%
12/31/2008        1.25           84            106          0.00%          -1.2%
12/31/2007        1.27           23             30          0.00%           4.7%
12/31/2006        1.21            0              0          0.00%          11.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               3.9%
2009               3.3%
2008               6.2%
2007               7.4%
2006               2.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Oppenheimer International Growth A Class - 68380L100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           81,915    $           68,628                    2,919
Receivables: investments sold                    3,553    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           85,468
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           85,468                99,370     $               0.86
Band 100                                             -                     -                     0.87
Band 75                                              -                     -                     0.87
Band 50                                              -                     -                     0.88
Band 25                                              -                     -                     0.89
Band 0                                               -                     -                     0.89
                                    ------------------    ------------------
 Total                              $           85,468                99,370
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                403
Mortality & expense charges                                                                      (653)
                                                                                 --------------------
Net investment income (loss)                                                                     (250)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          732
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,195
                                                                                 --------------------
Net gain (loss)                                                                                12,927
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             12,677
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (250)     $              103
Net realized gain (loss)                                                   732                       6
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    12,195                   1,088
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       12,677                   1,197
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                57,327                  30,928
Cost of units redeemed                                                 (12,155)                 (4,768)
Account charges                                                              -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                     45,172                  26,160
                                                            ------------------      ------------------
Net increase (decrease)                                                 57,849                  27,357
Net assets, beginning                                                   27,619                     262
                                                            ------------------      ------------------
Net assets, ending                                          $           85,468      $           27,619
                                                            ==================      ==================
Units sold                                                              78,799                  42,460
Units redeemed                                                         (15,801)                 (6,557)
                                                            ------------------      ------------------
Net increase (decrease)                                                 62,998                  35,903
Units outstanding, beginning                                            36,372                     469
                                                            ------------------      ------------------
Units outstanding, ending                                               99,370                  36,372
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $         88,511
Cost of units redeemed/account charges                                                         (16,923)
Net investment income (loss)                                                                      (145)
Net realized gain (loss)                                                                           738
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            13,287
                                                                                      ----------------
                                                                                      $         85,468
                                                                                      ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.86           99     $       85          1.25%          13.3%
12/31/2009        0.76           36             28          1.25%          36.1%
12/31/2008        0.56            0              0          1.25%         -42.2%
12/31/2007        0.97            0              0          1.25%          -3.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.87            0     $        0          1.00%          13.6%
12/31/2009        0.76            0              0          1.00%          36.4%
12/31/2008        0.56            0              0          1.00%         -42.1%
12/31/2007        0.97            0              0          1.00%          -3.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.87            0     $        0          0.75%          13.8%
12/31/2009        0.77            0              0          0.75%          36.7%
12/31/2008        0.56            0              0          0.75%         -42.0%
12/31/2007        0.97            0              0          0.75%          -3.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.88            0     $        0          0.50%          14.1%
12/31/2009        0.77            0              0          0.50%          37.1%
12/31/2008        0.56            0              0          0.50%         -41.8%
12/31/2007        0.97            0              0          0.50%          -3.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.89            0     $        0          0.25%          14.4%
12/31/2009        0.78            0              0          0.25%          37.4%
12/31/2008        0.56            0              0          0.25%         -41.7%
12/31/2007        0.97            0              0          0.25%          -3.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.89            0     $        0          0.00%          14.7%
12/31/2009        0.78            0              0          0.00%          37.8%
12/31/2008        0.57            0              0          0.00%         -41.5%
12/31/2007        0.97            0              0          0.00%          -3.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.7%
2009               1.2%
2008               1.5%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Oppenheimer International Growth N Class - 68380L506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          543,271    $          491,837                   19,648
Receivables: investments sold                      193    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          543,464
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          543,464               636,919     $               0.85
Band 100                                             -                     -                     0.86
Band 75                                              -                     -                     0.87
Band 50                                              -                     -                     0.87
Band 25                                              -                     -                     0.88
Band 0                                               -                     -                     0.89
                                    ------------------    ------------------
 Total                              $          543,464               636,919
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,668
Mortality & expense charges                                                                    (5,604)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,936)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       38,912
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,532
                                                                                 --------------------
Net gain (loss)                                                                                51,444
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             47,508
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (3,936)     $             (642)
Net realized gain (loss)                                                38,912                  (4,261)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    12,532                  47,959
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       47,508                  43,056
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               500,851                 141,247
Cost of units redeemed                                                (211,821)                (11,690)
Account charges                                                           (265)                   (209)
                                                            ------------------      ------------------
Increase (decrease)                                                    288,765                 129,348
                                                            ------------------      ------------------
Net increase (decrease)                                                336,273                 172,404
Net assets, beginning                                                  207,191                  34,787
                                                            ------------------      ------------------
Net assets, ending                                          $          543,464      $          207,191
                                                            ==================      ==================
Units sold                                                             643,545                 230,568
Units redeemed                                                        (281,068)                (18,667)
                                                            ------------------      ------------------
Net increase (decrease)                                                362,477                 211,901
Units outstanding, beginning                                           274,442                  62,541
                                                            ------------------      ------------------
Units outstanding, ending                                              636,919                 274,442
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        686,317
Cost of units redeemed/account charges                                                        (224,012)
Net investment income (loss)                                                                    (4,516)
Net realized gain (loss)                                                                        34,241
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            51,434
                                                                                      ----------------
                                                                                      $        543,464
                                                                                      ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.85          637     $      543          1.25%          13.0%
12/31/2009        0.75          274            207          1.25%          35.7%
12/31/2008        0.56           63             35          1.25%         -42.4%
12/31/2007        0.97            0              0          1.25%          -3.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.86            0     $        0          1.00%          13.3%
12/31/2009        0.76            0              0          1.00%          36.1%
12/31/2008        0.56            0              0          1.00%         -42.3%
12/31/2007        0.97            0              0          1.00%          -3.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.87            0     $        0          0.75%          13.6%
12/31/2009        0.76            0              0          0.75%          36.4%
12/31/2008        0.56            0              0          0.75%         -42.1%
12/31/2007        0.97            0              0          0.75%          -3.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.87            0     $        0          0.50%          13.9%
12/31/2009        0.77            0              0          0.50%          36.7%
12/31/2008        0.56            0              0          0.50%         -42.0%
12/31/2007        0.97            0              0          0.50%          -3.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.88            0     $        0          0.25%          14.2%
12/31/2009        0.77            0              0          0.25%          37.1%
12/31/2008        0.56            0              0          0.25%         -41.8%
12/31/2007        0.97            0              0          0.25%          -3.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.89            0     $        0          0.00%          14.4%
12/31/2009        0.78            0              0          0.00%          37.4%
12/31/2008        0.56            0              0          0.00%         -41.7%
12/31/2007        0.97            0              0          0.00%          -3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.4%
2009               0.7%
2008               1.4%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        Oppenheimer International Small Company Fund N Class - 68380U407

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,911,079    $        1,617,932                   80,568
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (537)
                                    ------------------
Net assets                          $        1,910,542
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,910,542               940,747     $               2.03
Band 100                                             -                     -                     2.06
Band 75                                              -                     -                     2.09
Band 50                                              -                     -                     2.12
Band 25                                              -                     -                     2.15
Band 0                                               -                     -                     2.18
                                    ------------------    ------------------
 Total                              $        1,910,542               940,747
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            155,339
Mortality & expense charges                                                                   (21,558)
                                                                                 --------------------
Net investment income (loss)                                                                  133,781
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      243,884
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          130,327
                                                                                 --------------------
Net gain (loss)                                                                               374,211
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            507,992
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          133,781      $           40,852
Net realized gain (loss)                                               243,884                (405,768)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   130,327               1,010,369
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      507,992                 645,453
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,090,258               2,167,216
Cost of units redeemed                                              (1,479,618)             (1,504,481)
Account charges                                                           (456)                   (484)
                                                            ------------------      ------------------
Increase (decrease)                                                   (389,816)                662,251
                                                            ------------------      ------------------
Net increase (decrease)                                                118,176               1,307,704
Net assets, beginning                                                1,792,366                 484,662
                                                            ------------------      ------------------
Net assets, ending                                          $        1,910,542      $        1,792,366
                                                            ==================      ==================
Units sold                                                             680,012               1,872,037
Units redeemed                                                        (930,814)             (1,384,151)
                                                            ------------------      ------------------
Net increase (decrease)                                               (250,802)                487,886
Units outstanding, beginning                                         1,191,549                 703,663
                                                            ------------------      ------------------
Units outstanding, ending                                              940,747               1,191,549
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,598,760
Cost of units redeemed/account charges                                                      (4,197,590)
Net investment income (loss)                                                                   191,398
Net realized gain (loss)                                                                      (201,140)
Realized gain distributions                                                                    225,967
Net change in unrealized appreciation (depreciation)                                           293,147
                                                                                      ----------------
                                                                                      $      1,910,542
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.03          941     $    1,911          1.25%          35.0%
12/31/2009        1.50        1,192          1,792          1.25%         118.4%
12/31/2008        0.69          704            485          1.25%         -66.5%
12/31/2007        2.06          726          1,495          1.25%          19.5%
12/31/2006        1.72          444            765          1.25%          34.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.06            0     $        0          1.00%          35.3%
12/31/2009        1.52            0              0          1.00%         118.9%
12/31/2008        0.70            0              0          1.00%         -66.5%
12/31/2007        2.07            0              0          1.00%          19.8%
12/31/2006        1.73            0              0          1.00%          34.7%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.09            0     $        0          0.75%          35.7%
12/31/2009        1.54            0              0          0.75%         119.5%
12/31/2008        0.70            0              0          0.75%         -66.4%
12/31/2007        2.09            0              0          0.75%          20.1%
12/31/2006        1.74            0              0          0.75%          35.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.12            0     $        0          0.50%          36.0%
12/31/2009        1.56            0              0          0.50%         120.0%
12/31/2008        0.71            0              0          0.50%         -66.3%
12/31/2007        2.10            0              0          0.50%          20.4%
12/31/2006        1.74            0              0          0.50%          35.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.15            0     $        0          0.25%          36.4%
12/31/2009        1.58            0              0          0.25%         120.6%
12/31/2008        0.71            0              0          0.25%         -66.2%
12/31/2007        2.11            0              0          0.25%          20.7%
12/31/2006        1.75            0              0          0.25%          35.7%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.18            0     $        0          0.00%          36.7%
12/31/2009        1.59            0              0          0.00%         121.1%
12/31/2008        0.72            0              0          0.00%         -66.1%
12/31/2007        2.13            0              0          0.00%          21.0%
12/31/2006        1.76            0              0          0.00%          36.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               8.4%
2009               4.6%
2008               0.0%
2007               4.2%
2006               0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Oppenheimer Main Street Select Fund N Class - 68380D835

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          585,971    $          484,242                   46,877
Receivables: investments sold                      495    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          586,466
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          586,466               522,999     $               1.12
Band 100                                             -                     -                     1.14
Band 75                                              -                     -                     1.15
Band 50                                              -                     -                     1.17
Band 25                                              -                     -                     1.19
Band 0                                               -                     -                     1.20
                                    ------------------    ------------------
 Total                              $          586,466               522,999
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (6,799)
                                                                                 --------------------
Net investment income (loss)                                                                   (6,799)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (45,076)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          130,430
                                                                                 --------------------
Net gain (loss)                                                                                85,354
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             78,555
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (6,799)     $           (3,793)
Net realized gain (loss)                                               (45,076)                (53,421)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   130,430                 161,796
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       78,555                 104,582
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               242,632                 175,440
Cost of units redeemed                                                (232,262)                (89,339)
Account charges                                                           (535)                   (411)
                                                            ------------------      ------------------
Increase (decrease)                                                      9,835                  85,690
                                                            ------------------      ------------------
Net increase (decrease)                                                 88,390                 190,272
Net assets, beginning                                                  498,076                 307,804
                                                            ------------------      ------------------
Net assets, ending                                          $          586,466      $          498,076
                                                            ==================      ==================
Units sold                                                             244,609                 219,532
Units redeemed                                                        (232,157)               (118,871)
                                                            ------------------      ------------------
Net increase (decrease)                                                 12,452                 100,661
Units outstanding, beginning                                           510,547                 409,886
                                                            ------------------      ------------------
Units outstanding, ending                                              522,999                 510,547
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,193,396
Cost of units redeemed/account charges                                                        (623,906)
Net investment income (loss)                                                                   (16,774)
Net realized gain (loss)                                                                      (133,808)
Realized gain distributions                                                                     65,829
Net change in unrealized appreciation (depreciation)                                           101,729
                                                                                      ----------------
                                                                                      $        586,466
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.12          523     $      586          1.25%          14.9%
12/31/2009        0.98          511            498          1.25%          29.9%
12/31/2008        0.75          410            308          1.25%         -39.5%
12/31/2007        1.24          435            540          1.25%           1.9%
12/31/2006        1.22          222            270          1.25%          12.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14            0     $        0          1.00%          15.2%
12/31/2009        0.99            0              0          1.00%          30.2%
12/31/2008        0.76            0              0          1.00%         -39.3%
12/31/2007        1.25            0              0          1.00%           2.2%
12/31/2006        1.22            0              0          1.00%          13.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.15            0     $        0          0.75%          15.5%
12/31/2009        1.00            0              0          0.75%          30.6%
12/31/2008        0.76            0              0          0.75%         -39.2%
12/31/2007        1.26            0              0          0.75%           2.5%
12/31/2006        1.23            0              0          0.75%          13.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          0.50%          15.8%
12/31/2009        1.01            0              0          0.50%          30.9%
12/31/2008        0.77            0              0          0.50%         -39.0%
12/31/2007        1.27            0              0          0.50%           2.7%
12/31/2006        1.23            0              0          0.50%          13.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.25%          16.1%
12/31/2009        1.02            0              0          0.25%          31.2%
12/31/2008        0.78            0              0          0.25%         -38.9%
12/31/2007        1.27            0              0          0.25%           3.0%
12/31/2006        1.24            0              0          0.25%          14.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.00%          16.4%
12/31/2009        1.03            0              0          0.00%          31.5%
12/31/2008        0.79            0              0          0.00%         -38.7%
12/31/2007        1.28            0              0          0.00%           3.2%
12/31/2006        1.24            0              0          0.00%          14.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.2%
2008               0.5%
2007               0.8%
2006               0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Oppenheimer Main Street Small and Mid Cap Fund A Class - 68381F102

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,167,307    $        1,605,441                  106,084
Receivables: investments sold                    3,709    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,171,016
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,171,016             3,910,275     $               0.56
Band 100                                             -                     -                     0.56
Band 75                                              -                     -                     0.57
Band 50                                              -                     -                     0.57
Band 25                                              -                     -                     0.58
Band 0                                               -                     -                     0.59
                                    ------------------    ------------------
 Total                              $        2,171,016             3,910,275
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (23,676)
                                                                                 --------------------
Net investment income (loss)                                                                  (23,676)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (144,434)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          552,262
                                                                                 --------------------
Net gain (loss)                                                                               407,828
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            384,152
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (23,676)     $          (13,230)
Net realized gain (loss)                                              (144,434)               (160,254)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   552,262                 628,668
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      384,152                 455,184
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               676,000                 677,076
Cost of units redeemed                                                (699,322)               (258,719)
Account charges                                                         (9,639)                 (6,904)
                                                            ------------------      ------------------
Increase (decrease)                                                    (32,961)                411,453
                                                            ------------------      ------------------
Net increase (decrease)                                                351,191                 866,637
Net assets, beginning                                                1,819,825                 953,188
                                                            ------------------      ------------------
Net assets, ending                                          $        2,171,016      $        1,819,825
                                                            ==================      ==================
Units sold                                                           1,408,075               1,879,741
Units redeemed                                                      (1,484,037)               (717,397)
                                                            ------------------      ------------------
Net increase (decrease)                                                (75,962)              1,162,344
Units outstanding, beginning                                         3,986,237               2,823,893
                                                            ------------------      ------------------
Units outstanding, ending                                            3,910,275               3,986,237
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      4,621,675
Cost of units redeemed/account charges                                                      (2,551,524)
Net investment income (loss)                                                                   (64,736)
Net realized gain (loss)                                                                      (540,103)
Realized gain distributions                                                                    143,838
Net change in unrealized appreciation (depreciation)                                           561,866
                                                                                      ----------------
                                                                                      $      2,171,016
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.56        3,910     $    2,171          1.25%          21.6%
12/31/2009        0.46        3,986          1,820          1.25%          35.2%
12/31/2008        0.34        2,824            953          1.25%         -39.1%
12/31/2007        0.55        2,840          1,573          1.25%          -2.8%
12/31/2006        0.57            0              0          1.25%         -43.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.56            0     $        0          1.00%          21.9%
12/31/2009        0.46            0              0          1.00%          35.6%
12/31/2008        0.34            0              0          1.00%         -38.9%
12/31/2007        0.56            0              0          1.00%          -2.5%
12/31/2006        0.57            0              0          1.00%         -43.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.57            0     $        0          0.75%          22.2%
12/31/2009        0.46            0              0          0.75%          35.9%
12/31/2008        0.34            0              0          0.75%         -38.7%
12/31/2007        0.56            0              0          0.75%          -2.3%
12/31/2006        0.57            0              0          0.75%         -43.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.57            0     $        0          0.50%          22.5%
12/31/2009        0.47            0              0          0.50%          36.3%
12/31/2008        0.34            0              0          0.50%         -38.6%
12/31/2007        0.56            0              0          0.50%          -2.0%
12/31/2006        0.57            0              0          0.50%         -43.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.58            0     $        0          0.25%          22.8%
12/31/2009        0.47            0              0          0.25%          36.6%
12/31/2008        0.35            0              0          0.25%         -38.4%
12/31/2007        0.56            0              0          0.25%          -1.8%
12/31/2006        0.57            0              0          0.25%         -42.9%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.59            0     $        0          0.00%          23.1%
12/31/2009        0.48            0              0          0.00%          36.9%
12/31/2008        0.35            0              0          0.00%         -38.3%
12/31/2007        0.56            0              0          0.00%          -1.5%
12/31/2006        0.57            0              0          0.00%         -42.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.3%
2008               0.0%
2007               0.4%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Oppenheimer Main Street Small and Mid Cap Fund N Class - 68381F508

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,419,743    $        1,029,131                   71,631
Receivables: investments sold                    9,772    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,429,515
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,334,116             2,442,277     $               0.55
Band 100                                        14,779                26,774                     0.55
Band 75                                              -                     -                     0.56
Band 50                                              -                     -                     0.56
Band 25                                              -                     -                     0.57
Band 0                                          80,620               140,052                     0.58
                                    ------------------    ------------------
 Total                              $        1,429,515             2,609,103
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (12,791)
                                                                                 --------------------
Net investment income (loss)                                                                  (12,791)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       12,098
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          226,974
                                                                                 --------------------
Net gain (loss)                                                                               239,072
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            226,281
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (12,791)     $           (6,184)
Net realized gain (loss)                                                12,098                (123,562)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   226,974                 302,044
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      226,281                 172,298
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               619,535                 624,495
Cost of units redeemed                                                (251,231)               (366,675)
Account charges                                                         (1,604)                 (1,247)
                                                            ------------------      ------------------
Increase (decrease)                                                    366,700                 256,573
                                                            ------------------      ------------------
Net increase (decrease)                                                592,981                 428,871
Net assets, beginning                                                  836,534                 407,663
                                                            ------------------      ------------------
Net assets, ending                                          $        1,429,515      $          836,534
                                                            ==================      ==================
Units sold                                                           1,270,090               1,843,106
Units redeemed                                                        (512,823)             (1,208,928)
                                                            ------------------      ------------------
Net increase (decrease)                                                757,267                 634,178
Units outstanding, beginning                                         1,851,836               1,217,658
                                                            ------------------      ------------------
Units outstanding, ending                                            2,609,103               1,851,836
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      2,226,803
Cost of units redeemed/account charges                                                      (1,017,936)
Net investment income (loss)                                                                   (22,680)
Net realized gain (loss)                                                                      (162,403)
Realized gain distributions                                                                     15,119
Net change in unrealized appreciation (depreciation)                                           390,612
                                                                                      ----------------
                                                                                      $      1,429,515
                                                                                      ================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.55        2,442     $    1,334          1.25%          21.4%
12/31/2009        0.45        1,673            753          1.25%          34.9%
12/31/2008        0.33        1,072            358          1.25%         -39.2%
12/31/2007        0.55          229            126          1.25%          -3.1%
12/31/2006        0.57            0              0          1.25%         -43.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.55           27     $       15          1.00%          21.7%
12/31/2009        0.45           23             10          1.00%          35.2%
12/31/2008        0.34           20              7          1.00%         -39.0%
12/31/2007        0.55            0              0          1.00%          -2.8%
12/31/2006        0.57            0              0          1.00%         -43.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.56            0     $        0          0.75%          22.0%
12/31/2009        0.46            0              0          0.75%          35.5%
12/31/2008        0.34            0              0          0.75%         -38.9%
12/31/2007        0.55            0              0          0.75%          -2.6%
12/31/2006        0.57            0              0          0.75%         -43.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.56            0     $        0          0.50%          22.3%
12/31/2009        0.46            0              0          0.50%          35.9%
12/31/2008        0.34            0              0          0.50%         -38.7%
12/31/2007        0.55            0              0          0.50%          -2.4%
12/31/2006        0.57            0              0          0.50%         -43.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.57            0     $        0          0.25%          22.6%
12/31/2009        0.46            0              0          0.25%          36.2%
12/31/2008        0.34            0              0          0.25%         -38.6%
12/31/2007        0.56            0              0          0.25%          -2.1%
12/31/2006        0.57            0              0          0.25%         -43.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.58          140     $       81          0.00%          22.9%
12/31/2009        0.47          156             73          0.00%          36.5%
12/31/2008        0.34          126             43          0.00%         -38.4%
12/31/2007        0.56           54             30          0.00%          -1.9%
12/31/2006        0.57            0              0          0.00%         -43.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.1%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Oppenheimer Small & Mid Cap Value Fund N Class - 68380E817

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,410,607    $        2,832,784                  110,268
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (26,248)
                                    ------------------
Net assets                          $        3,384,359
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,384,359             2,890,374     $               1.17
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.24
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
 Total                              $        3,384,359             2,890,374
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (45,510)
                                                                                 --------------------
Net investment income (loss)                                                                  (45,510)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (644,212)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,292,434
                                                                                 --------------------
Net gain (loss)                                                                               648,222
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            602,712
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (45,510)     $          (31,200)
Net realized gain (loss)                                              (644,212)               (313,758)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                 1,292,434               1,224,404
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      602,712                 879,446
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               307,271               1,441,847
Cost of units redeemed                                                (994,448)               (667,737)
Account charges                                                         (1,184)                 (1,235)
                                                            ------------------      ------------------
Increase (decrease)                                                   (688,361)                772,875
                                                            ------------------      ------------------
Net increase (decrease)                                                (85,649)              1,652,321
Net assets, beginning                                                3,470,008               1,817,687
                                                            ------------------      ------------------
Net assets, ending                                          $        3,384,359      $        3,470,008
                                                            ==================      ==================
Units sold                                                             986,649               1,710,963
Units redeemed                                                      (1,615,878)               (819,294)
                                                            ------------------      ------------------
Net increase (decrease)                                               (629,229)                891,669
Units outstanding, beginning                                         3,519,603               2,627,934
                                                            ------------------      ------------------
Units outstanding, ending                                            2,890,374               3,519,603
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      8,007,418
Cost of units redeemed/account charges                                                      (4,416,906)
Net investment income (loss)                                                                  (155,676)
Net realized gain (loss)                                                                    (1,049,124)
Realized gain distributions                                                                    420,824
Net change in unrealized appreciation (depreciation)                                           577,823
                                                                                      ----------------
                                                                                      $      3,384,359
                                                                                      ================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17        2,890     $    3,384          1.25%          18.8%
12/31/2009        0.99        3,520          3,470          1.25%          42.5%
12/31/2008        0.69        2,628          1,818          1.25%         -50.7%
12/31/2007        1.40        2,768          3,887          1.25%           7.4%
12/31/2006        1.31          999          1,306          1.25%          15.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          1.00%          19.1%
12/31/2009        1.00            0              0          1.00%          42.9%
12/31/2008        0.70            0              0          1.00%         -50.6%
12/31/2007        1.41            0              0          1.00%           7.7%
12/31/2006        1.31            0              0          1.00%          16.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.75%          19.4%
12/31/2009        1.01            0              0          0.75%          43.3%
12/31/2008        0.70            0              0          0.75%         -50.5%
12/31/2007        1.42            0              0          0.75%           7.9%
12/31/2006        1.32            0              0          0.75%          16.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.22            0     $        0          0.50%          19.7%
12/31/2009        1.02            0              0          0.50%          43.6%
12/31/2008        0.71            0              0          0.50%         -50.4%
12/31/2007        1.43            0              0          0.50%           8.2%
12/31/2006        1.32            0              0          0.50%          17.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.24            0     $        0          0.25%          20.0%
12/31/2009        1.03            0              0          0.25%          44.0%
12/31/2008        0.72            0              0          0.25%         -50.2%
12/31/2007        1.44            0              0          0.25%           8.5%
12/31/2006        1.33            0              0          0.25%          17.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.26            0     $        0          0.00%          20.3%
12/31/2009        1.04            0              0          0.00%          44.3%
12/31/2008        0.72            0              0          0.00%         -50.1%
12/31/2007        1.45            0              0          0.00%           8.7%
12/31/2006        1.33            0              0          0.00%          17.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Oppenheimer Value Fund A Class - 68380J303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            5,914    $            5,346                      270
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            5,914
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            5,914                 6,931     $               0.85
Band 100                                             -                     -                     0.86
Band 75                                              -                     -                     0.87
Band 50                                              -                     -                     0.87
Band 25                                              -                     -                     0.88
Band 0                                               -                     -                     0.89
                                    ------------------    ------------------
 Total                              $            5,914                 6,931
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 38
Mortality & expense charges                                                                       (30)
                                                                                 --------------------
Net investment income (loss)                                                                        8
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              568
                                                                                 --------------------
Net gain (loss)                                                                                   569
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                577
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                8      $                -
Net realized gain (loss)                                                     1                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                       568                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                          577                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                 5,337                       -
Cost of units redeemed                                                       -                       -
Account charges                                                              -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                      5,337                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                  5,914                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $            5,914      $                -
                                                            ==================      ==================
Units sold                                                               6,931                       -
Units redeemed                                                               -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                  6,931                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                                6,931                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $          5,337
Cost of units redeemed/account charges                                                               -
Net investment income (loss)                                                                         8
Net realized gain (loss)                                                                             1
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                               568
                                                                                      ----------------
                                                                                      $          5,914
                                                                                      ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.85            7     $        6          1.25%          13.3%
12/31/2009        0.75            0              0          1.25%          32.0%
12/31/2008        0.57            0              0          1.25%         -42.4%
12/31/2007        0.99            0              0          1.25%          -0.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.86            0     $        0          1.00%          13.6%
12/31/2009        0.76            0              0          1.00%          32.3%
12/31/2008        0.57            0              0          1.00%         -42.3%
12/31/2007        0.99            0              0          1.00%          -0.9%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.87            0     $        0          0.75%          13.8%
12/31/2009        0.76            0              0          0.75%          32.6%
12/31/2008        0.57            0              0          0.75%         -42.1%
12/31/2007        0.99            0              0          0.75%          -0.8%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.87            0     $        0          0.50%          14.1%
12/31/2009        0.77            0              0          0.50%          33.0%
12/31/2008        0.58            0              0          0.50%         -42.0%
12/31/2007        0.99            0              0          0.50%          -0.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.88            0     $        0          0.25%          14.4%
12/31/2009        0.77            0              0          0.25%          33.3%
12/31/2008        0.58            0              0          0.25%         -41.8%
12/31/2007        0.99            0              0          0.25%          -0.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.89            0     $        0          0.00%          14.7%
12/31/2009        0.77            0              0          0.00%          33.6%
12/31/2008        0.58            0              0          0.00%         -41.7%
12/31/2007        0.99            0              0          0.00%          -0.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               0.0%
2008               0.0%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Oppenheimer Value Fund N Class - 68380J790

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          481,311    $          418,444                   22,449
Receivables: investments sold                    2,262    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          483,573
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          463,668               547,803     $               0.85
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.86
Band 50                                              -                     -                     0.87
Band 25                                              -                     -                     0.87
Band 0                                          19,905                22,614                     0.88
                                    ------------------    ------------------
 Total                              $          483,573               570,417
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,035
Mortality & expense charges                                                                    (3,774)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,739)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       16,007
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           36,664
                                                                                 --------------------
Net gain (loss)                                                                                52,671
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             50,932
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,739)     $              912
Net realized gain (loss)                                                16,007                  (6,391)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    36,664                  40,515
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       50,932                  35,036
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               264,443                 193,828
Cost of units redeemed                                                 (93,474)                (16,773)
Account charges                                                           (314)                    (80)
                                                            ------------------      ------------------
Increase (decrease)                                                    170,655                 176,975
                                                            ------------------      ------------------
Net increase (decrease)                                                221,587                 212,011
Net assets, beginning                                                  261,986                  49,975
                                                            ------------------      ------------------
Net assets, ending                                          $          483,573      $          261,986
                                                            ==================      ==================
Units sold                                                             348,676                 289,507
Units redeemed                                                        (127,703)                (28,021)
                                                            ------------------      ------------------
Net increase (decrease)                                                220,973                 261,486
Units outstanding, beginning                                           349,444                  87,958
                                                            ------------------      ------------------
Units outstanding, ending                                              570,417                 349,444
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        523,981
Cost of units redeemed/account charges                                                        (111,797)
Net investment income (loss)                                                                      (651)
Net realized gain (loss)                                                                         9,173
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            62,867
                                                                                      ----------------
                                                                                      $        483,573
                                                                                      ================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.85          548     $      464          1.25%          12.9%
12/31/2009        0.75          349            262          1.25%          32.0%
12/31/2008        0.57           88             50          1.25%         -42.7%
12/31/2007        0.99            0              0          1.25%          -0.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.85            0     $        0          1.00%          13.2%
12/31/2009        0.75            0              0          1.00%          32.3%
12/31/2008        0.57            0              0          1.00%         -42.5%
12/31/2007        0.99            0              0          1.00%          -0.9%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.86            0     $        0          0.75%          13.5%
12/31/2009        0.76            0              0          0.75%          32.6%
12/31/2008        0.57            0              0          0.75%         -42.4%
12/31/2007        0.99            0              0          0.75%          -0.9%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.87            0     $        0          0.50%          13.7%
12/31/2009        0.76            0              0          0.50%          32.9%
12/31/2008        0.57            0              0          0.50%         -42.2%
12/31/2007        0.99            0              0          0.50%          -0.8%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.87            0     $        0          0.25%          14.0%
12/31/2009        0.77            0              0          0.25%          33.3%
12/31/2008        0.57            0              0          0.25%         -42.1%
12/31/2007        0.99            0              0          0.25%          -0.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.88           23     $       20          0.00%          14.3%
12/31/2009        0.77            0              0          0.00%          33.6%
12/31/2008        0.58            0              0          0.00%         -41.9%
12/31/2007        0.99            0              0          0.00%          -0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.5%
2009               1.5%
2008               1.7%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Parnassus Equity Income Inv Class - 701769101 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.05
Band 100                                                  -                   -                1.05
Band 75                                                   -                   -                1.05
Band 50                                                   -                   -                1.05
Band 25                                                   -                   -                1.05
Band 0                                                    -                   -                1.05
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.05                  0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.05                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.05                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.05                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.05                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.05                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                     Parnassus Fund - 701765109 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.09
Band 100                                                  -                   -                1.09
Band 75                                                   -                   -                1.09
Band 50                                                   -                   -                1.09
Band 25                                                   -                   -                1.09
Band 0                                                    -                   -                1.09
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
112/31/2010     $     1.09                  0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $      1.09                 0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    Parnassus Mid-Cap - 701765885 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.08
Band 100                                                  -                   -                1.08
Band 75                                                   -                   -                1.08
Band 50                                                   -                   -                1.08
Band 25                                                   -                   -                1.09
Band 0                                                    -                   -                1.09
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                  0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Parnassus Small-Cap - 701765877 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.15
Band 100                                                  -                   -                1.15
Band 75                                                   -                   -                1.15
Band 50                                                   -                   -                1.15
Band 25                                                   -                   -                1.15
Band 0                                                    -                   -                1.15
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $      1.15                 0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Pax World Balanced Individual Class - 704223106 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.31
Band 100                                                  -                   -                1.31
Band 75                                                   -                   -                1.32
Band 50                                                   -                   -                1.32
Band 25                                                   -                   -                1.33
Band 0                                                    -                   -                1.34
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                       -
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.31                  0       $         0            1.25%            10.5%
12/31/2009            1.18                  0                 0            1.25%            18.4%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.31                  0       $         0            1.00%            10.8%
12/31/2009            1.19                  0                 0            1.00%            18.6%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.32                  0       $         0            0.75%            11.1%
12/31/2009            1.19                  0                 0            0.75%            18.8%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.32                  0       $         0            0.50%            11.3%
12/31/2009            1.19                  0                 0            0.50%            19.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.33                  0       $         0            0.25%            11.6%
12/31/2009            1.19                  0                 0            0.25%            19.2%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.34                  0       $         0            0.00%            11.9%
12/31/2009            1.19                  0                 0            0.00%            19.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                     Pax World Balanced R Class - 704223304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      1,173,696     $       993,224              52,187
Receivables: investments sold                         1,022     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      1,174,718
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $        808,365             620,304     $          1.30
Band 100                                                  -                   -                1.31
Band 75                                                   -                   -                1.31
Band 50                                                   -                   -                1.32
Band 25                                                   -                   -                1.33
Band 0                                              366,353             275,327                1.33
                                           ----------------     ---------------
 Total                                     $      1,174,718             895,631
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $        12,552
Mortality & expense charges                                                                  (8,961)
                                                                                    ---------------
Net investment income (loss)                                                                  3,591
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      4,731
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        113,614
                                                                                    ---------------
Net gain (loss)                                                                             118,345
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       121,936
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            3,591       $            1,115
Net realized gain (loss)                                                  4,731                    7,479
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    113,614                   66,858
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       121,936                   75,452
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                402,563                  646,588
Cost of units redeemed                                                  (38,582)                 (32,149)
Account charges                                                            (723)                    (367)
                                                             ------------------       ------------------
Increase (decrease)                                                     363,258                  614,072
                                                             ------------------       ------------------
Net increase (decrease)                                                 485,194                  689,524
Net assets, beginning                                                   689,524                        -
                                                             ------------------       ------------------
Net assets, ending                                           $        1,174,718       $          689,524
                                                             ==================       ==================
Units sold                                                              346,357                  661,453
Units redeemed                                                          (33,754)                 (78,425)
                                                             ------------------       ------------------
Net increase (decrease)                                                 312,603                  583,028
Units outstanding, beginning                                            583,028                        -
                                                             ------------------       ------------------
Units outstanding, ending                                               895,631                  583,028
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        1,049,151
Cost of units redeemed/account charges                                                           (71,821)
Net investment income (loss)                                                                       4,706
Net realized gain (loss)                                                                          12,210
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                             180,472
                                                                                      ------------------
                                                                                      $        1,174,718
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.30                620       $       808            1.25%            10.2%
12/31/2009            1.18                583               690            1.25%            18.3%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.31                  0       $         0            1.00%            10.5%
12/31/2009            1.18                  0                 0            1.00%            18.5%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.31                  0       $         0            0.75%            10.7%
12/31/2009            1.19                  0                 0            0.75%            18.7%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.32                  0       $         0            0.50%            11.0%
12/31/2009            1.19                  0                 0            0.50%            18.9%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.33                  0       $         0            0.25%            11.3%
12/31/2009            1.19                  0                 0            0.25%            19.1%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.33                275       $       366            0.00%            11.6%
12/31/2009            1.19                  0                 0            0.00%            19.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.3%
2009                 1.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Pax World Global Green Individual Class - 704223783

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $          8,828     $         7,608                 916
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $          8,828
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $          8,828               6,208     $          1.42
Band 100                                                  -                   -                1.43
Band 75                                                   -                   -                1.43
Band 50                                                   -                   -                1.44
Band 25                                                   -                   -                1.45
Band 0                                                    -                   -                1.45
                                           ----------------     ---------------
 Total                                     $          8,828               6,208
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $            30
Mortality & expense charges                                                                    (103)
                                                                                    ---------------
Net investment income (loss)                                                                    (73)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         91
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                            558
                                                                                    ---------------
Net gain (loss)                                                                                 649
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $           576
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              (73)      $               21
Net realized gain (loss)                                                     91                        4
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                        558                      662
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                           576                      687
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                  2,625                    7,162
Cost of units redeemed                                                   (2,219)                       -
Account charges                                                              (3)                       -
                                                             ------------------       ------------------
Increase (decrease)                                                         403                    7,162
                                                             ------------------       ------------------
Net increase (decrease)                                                     979                    7,849
Net assets, beginning                                                     7,849                        -
                                                             ------------------       ------------------
Net assets, ending                                           $            8,828       $            7,849
                                                             ==================       ==================
Units sold                                                                2,021                    6,062
Units redeemed                                                           (1,875)                       -
                                                             ------------------       ------------------
Net increase (decrease)                                                     146                    6,062
Units outstanding, beginning                                              6,062                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                 6,208                    6,062
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $            9,787
Cost of units redeemed/account charges                                                            (2,222)
Net investment income (loss)                                                                         (52)
Net realized gain (loss)                                                                              95
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                               1,220
                                                                                      ------------------
                                                                                      $            8,828
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.42                  6       $         9            1.25%             9.8%
12/31/2009            1.29                  6                 8            1.25%            29.5%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.43                  0       $         0            1.00%            10.1%
12/31/2009            1.30                  0                 0            1.00%            29.7%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.43                  0       $         0            0.75%            10.4%
12/31/2009            1.30                  0                 0            0.75%            29.9%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.44                  0       $         0            0.50%            10.6%
12/31/2009            1.30                  0                 0            0.50%            30.1%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.45                  0       $         0            0.25%            10.9%
12/31/2009            1.30                  0                 0            0.25%            30.3%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.45                  0       $         0            0.00%            11.2%
12/31/2009            1.31                  0                 0            0.00%            30.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.4%
2009                 1.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Pax World Global Green R Class - 704223767

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        174,600     $       153,688              18,187
Receivables: investments sold                         2,469     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $        177,069
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $        173,825             122,606     $          1.42
Band 100                                                  -                   -                1.42
Band 75                                                   -                   -                1.43
Band 50                                                   -                   -                1.44
Band 25                                                   -                   -                1.44
Band 0                                                3,244               2,241                1.45
                                           ----------------     ---------------
 Total                                     $        177,069             124,847
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $           227
Mortality & expense charges                                                                  (1,647)
                                                                                    ---------------
Net investment income (loss)                                                                 (1,420)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      2,347
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         15,198
                                                                                    ---------------
Net gain (loss)                                                                              17,545
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        16,125
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (1,420)      $              315
Net realized gain (loss)                                                  2,347                       45
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     15,198                    5,714
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        16,125                    6,074
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 92,633                   92,644
Cost of units redeemed                                                  (29,810)                    (516)
Account charges                                                             (65)                     (16)
                                                             ------------------       ------------------
Increase (decrease)                                                      62,758                   92,112
                                                             ------------------       ------------------
Net increase (decrease)                                                  78,883                   98,186
Net assets, beginning                                                    98,186                        -
                                                             ------------------       ------------------
Net assets, ending                                           $          177,069       $           98,186
                                                             ==================       ==================
Units sold                                                               72,627                   76,360
Units redeemed                                                          (23,699)                    (441)
                                                             ------------------       ------------------
Net increase (decrease)                                                  48,928                   75,919
Units outstanding, beginning                                             75,919                        -
                                                             ------------------       ------------------
Units outstanding, ending                                               124,847                   75,919
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $          185,277
Cost of units redeemed/account charges                                                           (30,407)
Net investment income (loss)                                                                      (1,105)
Net realized gain (loss)                                                                           2,392
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                              20,912
                                                                                      ------------------
                                                                                      $          177,069
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.42                123       $       174            1.25%             9.6%
12/31/2009            1.29                 76                98            1.25%            29.3%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.42                  0       $         0            1.00%             9.9%
12/31/2009            1.30                  0                 0            1.00%            29.5%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.43                  0       $         0            0.75%            10.2%
12/31/2009            1.30                  0                 0            0.75%            29.8%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.44                  0       $         0            0.50%            10.5%
12/31/2009            1.30                  0                 0            0.50%            30.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.44                  0       $         0            0.25%            10.7%
12/31/2009            1.30                  0                 0            0.25%            30.2%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.45                  2       $         3            0.00%            11.0%
12/31/2009            1.30                  0                 1            0.00%            30.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.2%
2009                 1.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Payden Emerging Markets Bond - 704329531 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          0.97
Band 100                                                  -                   -                0.97
Band 75                                                   -                   -                0.97
Band 50                                                   -                   -                0.97
Band 25                                                   -                   -                0.97
Band 0                                                    -                   -                0.97
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.97                  0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.97                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.97                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.97                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.97                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.97                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Payden/Kravitz Cash Balance Adv Class - 70432R101 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.00
Band 100                                                  -                   -                1.00
Band 75                                                   -                   -                1.00
Band 50                                                   -                   -                1.00
Band 25                                                   -                   -                1.00
Band 0                                                    -                   -                1.00
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Payden/Kravitz Cash Balance R Class - 704329358 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.00
Band 100                                                  -                   -                1.00
Band 75                                                   -                   -                1.00
Band 50                                                   -                   -                1.00
Band 25                                                   -                   -                1.00
Band 0                                                    -                   -                1.00
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Allianz NFJ Dividend Value Admin Class - 018918235

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      1,080,296     $       896,162              94,184
Receivables: investments sold                           529     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      1,080,825
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $      1,080,825           1,280,765     $          0.84
Band 100                                                  -                   -                0.85
Band 75                                                   -                   -                0.86
Band 50                                                   -                   -                0.87
Band 25                                                   -                   -                0.88
Band 0                                                    -                   -                0.89
                                           ----------------     ---------------
 Total                                     $      1,080,825           1,280,765
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $        48,837
Mortality & expense charges                                                                 (18,881)
                                                                                    ---------------
Net investment income (loss)                                                                 29,956
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (206,261)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        343,846
                                                                                    ---------------
Net gain (loss)                                                                             137,585
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       167,541
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           29,956       $           40,164
Net realized gain (loss)                                               (206,261)                (141,463)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    343,846                  290,322
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       167,541                  189,023
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                306,412                  438,577
Cost of units redeemed                                               (1,030,072)                (223,459)
Account charges                                                             (79)                    (109)
                                                             ------------------       ------------------
Increase (decrease)                                                    (723,739)                 215,009
                                                             ------------------       ------------------
Net increase (decrease)                                                (556,198)                 404,032
Net assets, beginning                                                 1,637,023                1,232,991
                                                             ------------------       ------------------
Net assets, ending                                           $        1,080,825       $        1,637,023
                                                             ==================       ==================
Units sold                                                              393,078                  699,171
Units redeemed                                                       (1,281,943)                (353,549)
                                                             ------------------       ------------------
Net increase (decrease)                                                (888,865)                 345,622
Units outstanding, beginning                                          2,169,630                1,824,008
                                                             ------------------       ------------------
Units outstanding, ending                                             1,280,765                2,169,630
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        3,452,491
Cost of units redeemed/account charges                                                        (2,303,436)
Net investment income (loss)                                                                      91,623
Net realized gain (loss)                                                                        (436,962)
Realized gain distributions                                                                       92,975
Net change in unrealized appreciation (depreciation)                                             184,134
                                                                                      ------------------
                                                                                      $        1,080,825
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.84              1,281        $    1,081            1.25%            11.8%
12/31/2009            0.75              2,170             1,637            1.25%            11.6%
12/31/2008            0.68              1,824             1,233            1.25%           -37.0%
12/31/2007            1.07                333               357            1.25%             3.0%
12/31/2006            1.04                  0                 0            1.25%             4.1%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.85                  0       $         0            1.00%            12.1%
12/31/2009            0.76                  0                 0            1.00%            11.9%
12/31/2008            0.68                  0                 0            1.00%           -36.8%
12/31/2007            1.08                  0                 0            1.00%             3.3%
12/31/2006            1.04                  0                 0            1.00%             4.1%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.86                  0       $         0            0.75%            12.4%
12/31/2009            0.77                  0                 0            0.75%            12.2%
12/31/2008            0.68                  0                 0            0.75%           -36.6%
12/31/2007            1.08                  0                 0            0.75%             3.6%
12/31/2006            1.04                  0                 0            0.75%             4.2%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.87                  0       $         0            0.50%            12.7%
12/31/2009            0.77                  0                 0            0.50%            12.5%
12/31/2008            0.69                  0                 0            0.50%           -36.5%
12/31/2007            1.08                  0                 0            0.50%             3.8%
12/31/2006            1.04                  0                 0            0.50%             4.2%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.88                  0       $         0            0.25%            13.0%
12/31/2009            0.78                  0                 0            0.25%            12.7%
12/31/2008            0.69                  0                 0            0.25%           -36.3%
12/31/2007            1.09                  0                 0            0.25%             4.1%
12/31/2006            1.04                  0                 0            0.25%             4.3%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.89                  0       $         0            0.00%            13.2%
12/31/2009            0.79                  0                 0            0.00%            13.0%
12/31/2008            0.69                  0                 0            0.00%           -36.2%
12/31/2007            1.09                  0                 0            0.00%             4.3%
12/31/2006            1.04                  0                 0            0.00%             4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 3.6%
2009                 4.0%
2008                 3.6%
2007                 2.2%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Allianz NFJ Dividend Value R Class - 018918284

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      4,416,611     $     3,626,296             390,504
Receivables: investments sold                         5,417     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      4,422,028
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $      4,243,986           5,108,614     $          0.83
Band 100                                              3,598               4,286                0.84
Band 75                                                   -                   -                0.85
Band 50                                                   -                   -                0.86
Band 25                                                   -                   -                0.87
Band 0                                              174,444             199,267                0.88
                                           ----------------     ---------------
 Total                                     $      4,422,028           5,312,167
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       116,746
Mortality & expense charges                                                                 (44,138)
                                                                                    ---------------
Net investment income (loss)                                                                 72,608
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (42,991)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        412,480
                                                                                    ---------------
Net gain (loss)                                                                             369,489
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       442,097
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Net investment income (loss)                                 $           72,608       $           67,457
Net realized gain (loss)                                                (42,991)                (569,582)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    412,480                  991,123
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       442,097                  488,998
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              1,105,867                1,987,729
Cost of units redeemed                                                 (567,704)                (945,307)
Account charges                                                          (3,076)                  (3,237)
                                                             ------------------       ------------------
Increase (decrease)                                                     535,087                1,039,185
                                                             ------------------       ------------------
Net increase (decrease)                                                 977,184                1,528,183
Net assets, beginning                                                 3,444,844                1,916,661
                                                             ------------------       ------------------
Net assets, ending                                           $        4,422,028       $        3,444,844
                                                             ==================       ==================
Units sold                                                            1,712,615                4,283,439
Units redeemed                                                       (1,007,275)              (2,535,211)
                                                             ------------------       ------------------
Net increase (decrease)                                                 705,340                1,748,228
Units outstanding, beginning                                          4,606,827                2,858,599
                                                             ------------------       ------------------
Units outstanding, ending                                             5,312,167                4,606,827
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        7,840,377
Cost of units redeemed/account charges                                                        (3,819,760)
Net investment income (loss)                                                                     165,891
Net realized gain (loss)                                                                        (700,221)
Realized gain distributions                                                                      145,426
Net change in unrealized appreciation (depreciation)                                             790,315
                                                                                      ------------------
                                                                                      $        4,422,028
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.83              5,109       $     4,244            1.25%            11.4%
12/31/2009            0.75              4,346             3,242            1.25%            11.3%
12/31/2008            0.67              2,831             1,898            1.25%           -37.2%
12/31/2007            1.07                723               772            1.25%             2.7%
12/31/2006            1.04                  0                 0            1.25%             4.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.84                  4       $         4            1.00%            11.6%
12/31/2009            0.75                  4                 3            1.00%            11.6%
12/31/2008            0.67                  4                 3            1.00%           -37.1%
12/31/2007            1.07                  0                 0            1.00%             2.9%
12/31/2006            1.04                  0                 0            1.00%             4.1%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.85                  0       $         0            0.75%            11.9%
12/31/2009            0.76                  0                 0            0.75%            11.9%
12/31/2008            0.68                  0                 0            0.75%           -36.9%
12/31/2007            1.07                  0                 0            0.75%             3.2%
12/31/2006            1.04                  0                 0            0.75%             4.1%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.86                  0       $         0            0.50%            12.2%
12/31/2009            0.76                  0                 0            0.50%            12.1%
12/31/2008            0.68                  0                 0            0.50%           -36.8%
12/31/2007            1.08                  0                 0            0.50%             3.5%
12/31/2006            1.04                  0                 0            0.50%             4.2%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.87                  0       $         0            0.25%            12.5%
12/31/2009            0.77                  0                 0            0.25%            12.4%
12/31/2008            0.69                  0                 0            0.25%           -36.6%
12/31/2007            1.08                  0                 0            0.25%             3.7%
12/31/2006            1.04                  0                 0            0.25%             4.2%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.88                199       $       174            0.00%            12.7%
12/31/2009            0.78                257               199            0.00%            12.7%
12/31/2008            0.69                 23                16            0.00%           -36.4%
12/31/2007            1.08                 14                15            0.00%             4.0%
12/31/2006            1.04                  0                 0            0.00%             4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 3.0%
2009                 3.7%
2008                 2.7%
2007                 2.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Allianz NFJ Renaissance Fund Admin Class - 018918631

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        726,085     $       726,174              43,040
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                        (428)
                                           ----------------
Net assets                                 $        725,657
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $        725,657             557,615     $          1.30
Band 100                                                  -                   -                1.33
Band 75                                                   -                   -                1.35
Band 50                                                   -                   -                1.37
Band 25                                                   -                   -                1.40
Band 0                                                    -                   -                1.45
                                           ----------------     ---------------
 Total                                     $        725,657             557,615
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $         8,907
Mortality & expense charges                                                                  (7,973)
                                                                                    ---------------
Net investment income (loss)                                                                    934
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (8,294)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        122,174
                                                                                    ---------------
Net gain (loss)                                                                             113,880
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       114,814
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              934       $            3,009
Net realized gain (loss)                                                 (8,294)                 (46,636)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    122,174                  185,918
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       114,814                  142,291
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 54,585                   27,268
Cost of units redeemed                                                  (31,278)                 (47,933)
Account charges                                                             (51)                     (52)
                                                             ------------------       ------------------
Increase (decrease)                                                      23,256                  (20,717)
                                                             ------------------       ------------------
Net increase (decrease)                                                 138,070                  121,574
Net assets, beginning                                                   587,587                  466,013
                                                             ------------------       ------------------
Net assets, ending                                           $          725,657       $          587,587
                                                             ==================       ==================
Units sold                                                               47,789                   62,986
Units redeemed                                                          (27,749)                 (88,806)
                                                             ------------------       ------------------
Net increase (decrease)                                                  20,040                  (25,820)
Units outstanding, beginning                                            537,575                  563,395
                                                             ------------------       ------------------
Units outstanding, ending                                               557,615                  537,575
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        7,226,933
Cost of units redeemed/account charges                                                        (7,436,236)
Net investment income (loss)                                                                    (212,988)
Net realized gain (loss)                                                                      (1,274,693)
Realized gain distributions                                                                    2,422,730
Net change in unrealized appreciation (depreciation)                                                 (89)
                                                                                      ------------------
                                                                                      $          725,657
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.30                558       $       726            1.25%            19.1%
12/31/2009            1.09                538               588            1.25%            32.1%
12/31/2008            0.83                563               466            1.25%           -40.7%
12/31/2007            1.40                794             1,108            1.25%             4.4%
12/31/2006            1.34              3,998             5,344            1.25%            10.5%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.33                  0       $         0            1.00%            19.4%
12/31/2009            1.11                  0                 0            1.00%            32.5%
12/31/2008            0.84                  0                 0            1.00%           -40.6%
12/31/2007            1.41                  0                 0            1.00%             4.6%
12/31/2006            1.35                  0                 0            1.00%            11.1%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.35                  0       $         0            0.75%            19.7%
12/31/2009            1.13                  0                 0            0.75%            32.8%
12/31/2008            0.85                  0                 0            0.75%           -40.4%
12/31/2007            1.42                  0                 0            0.75%             4.9%
12/31/2006            1.36                  0                 0            0.75%            11.3%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.37                  0       $         0            0.50%            20.0%
12/31/2009            1.15                  0                 0            0.50%            33.1%
12/31/2008            0.86                  0                 0            0.50%           -40.3%
12/31/2007            1.44                  0                 0            0.50%             5.2%
12/31/2006            1.37                  0                 0            0.50%            11.6%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.40                  0       $         0            0.25%            20.3%
12/31/2009            1.16                  0                 0            0.25%            33.5%
12/31/2008            0.87                  0                 0            0.25%           -40.1%
12/31/2007            1.46                  0                 0            0.25%             5.4%
12/31/2006            1.38                  0                 0            0.25%            11.9%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.45                  0       $         0            0.00%            20.6%
12/31/2009            1.20                  0                 0            0.00%            33.8%
12/31/2008            0.90                  0                 0            0.00%           -40.0%
12/31/2007            1.50                  0                 0            0.00%             5.7%
12/31/2006            1.42                  0                 0            0.00%            12.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.4%
2009                 1.7%
2008                 0.8%
2007                 0.6%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Allianz NFJ Renaissance Fund R Class - 018918680

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        117,847     $       109,170               8,055
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                         (10)
                                           ----------------
Net assets                                 $        117,837
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $        117,837              88,842     $          1.33
Band 100                                                  -                   -                1.35
Band 75                                                   -                   -                1.38
Band 50                                                   -                   -                1.40
Band 25                                                   -                   -                1.43
Band 0                                                    -                   -                1.45
                                           ----------------     ---------------
 Total                                     $       1 17,837              88,842
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $         1,374
Mortality & expense charges                                                                    (548)
                                                                                    ---------------
Net investment income (loss)                                                                    826
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (857)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          8,469
                                                                                    ---------------
Net gain (loss)                                                                               7,612
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $         8,438
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              826       $              146
Net realized gain (loss)                                                   (857)                  (7,676)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                      8,469                   16,278
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                         8,438                    8,748
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 83,972                    8,195
Cost of units redeemed                                                  (13,084)                 (11,224)
Account charges                                                             (34)                     (25)
                                                             ------------------       ------------------
Increase (decrease)                                                      70,854                   (3,054)
                                                             ------------------       ------------------
Net increase (decrease)                                                  79,292                    5,694
Net assets, beginning                                                    38,545                   32,851
                                                             ------------------       ------------------
Net assets, ending                                           $          117,837       $           38,545
                                                             ==================       ==================
Units sold                                                               65,344                    8,318
Units redeemed                                                          (10,963)                 (12,533)
                                                             ------------------       ------------------
Net increase (decrease)                                                  54,381                   (4,215)
Units outstanding, beginning                                             34,461                   38,676
                                                             ------------------       ------------------
Units outstanding, ending                                                88,842                   34,461
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $          177,486
Cost of units redeemed/account charges                                                           (58,168)
Net investment income (loss)                                                                         805
Net realized gain (loss)                                                                         (17,779)
Realized gain distributions                                                                        6,816
Net change in unrealized appreciation (depreciation)                                               8,677
                                                                                      ------------------
                                                                                      $          117,837
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.33                 89       $       118            1.25%            18.6%
12/31/2009            1.12                 34                39            1.25%            31.7%
12/31/2008            0.85                 39                33            1.25%           -41.0%
12/31/2007            1.44                 24                35            1.25%             4.0%
12/31/2006            1.38                  5                 7            1.25%            10.7%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.35                  0       $         0            1.00%            18.9%
12/31/2009            1.14                  0                 0            1.00%            32.0%
12/31/2008            0.86                  0                 0            1.00%           -40.8%
12/31/2007            1.45                  0                 0            1.00%             4.3%
12/31/2006            1.39                  0                 0            1.00%            10.6%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.38                  0       $         0            0.75%            19.2%
12/31/2009            1.15                  0                 0            0.75%            32.3%
12/31/2008            0.87                  0                 0            0.75%           -40.7%
12/31/2007            1.47                  0                 0            0.75%             4.5%
12/31/2006            1.41                  0                 0            0.75%            10.9%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.40                  0       $         0            0.50%            19.5%
12/31/2009            1.17                  0                 0            0.50%            32.7%
12/31/2008            0.88                  0                 0            0.50%           -40.5%
12/31/2007            1.49                  0                 0            0.50%             4.8%
12/31/2006            1.42                  0                 0            0.50%            11.2%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.43                  0       $         0            0.25%            19.8%
12/31/2009            1.19                  0                 0            0.25%            33.0%
12/31/2008            0.90                  0                 0            0.25%           -40.4%
12/31/2007            1.50                  0                 0            0.25%             5.1%
12/31/2006            1.43                  0                 0            0.25%            11.5%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.45                  0       $         0            0.00%            20.1%
12/31/2009            1.21                  0                 0            0.00%            33.3%
12/31/2008            0.91                  0                 0            0.00%           -40.2%
12/31/2007            1.52                  0                 0            0.00%             5.3%
12/31/2006            1.44                  0                 0            0.00%            11.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.8%
2009                 1.5%
2008                 1.6%
2007                 0.3%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Allianz NFJ Small Cap Value Admin Class - 018918706

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     17,030,620     $    14,887,641             597,775
Receivables: investments sold                        24,970     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $     17,055,590
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $     17,055,590          16,072,545     $          1.06
Band 100                                                  -                   -                1.07
Band 75                                                   -                   -                1.08
Band 50                                                   -                   -                1.09
Band 25                                                   -                   -                1.10
Band 0                                                    -                   -                1.11
                                           ----------------     ---------------
 Total                                     $     17,055,590          16,072,545
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       266,213
Mortality & expense charges                                                                (172,608)
                                                                                    ---------------
Net investment income (loss)                                                                 93,605
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (211,028)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      3,122,136
                                                                                    ---------------
Net gain (loss)                                                                           2,911,108
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     3,004,713
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           93,605       $          135,268
Net realized gain (loss)                                               (211,028)                (482,036)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                  3,122,136                2,224,382
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     3,004,713                1,877,614
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              4,382,498                4,549,459
Cost of units redeemed                                               (2,145,158)              (1,577,193)
Account charges                                                          (1,548)                  (2,142)
                                                             ------------------       ------------------
Increase (decrease)                                                   2,235,792                2,970,124
                                                             ------------------       ------------------
Net increase (decrease)                                               5,240,505                4,847,738
Net assets, beginning                                                11,815,085                6,967,347
                                                             ------------------       ------------------
Net assets, ending                                           $       17,055,590       $       11,815,085
                                                             ==================       ==================
Units sold                                                            4,729,037                6,182,785
Units redeemed                                                       (2,408,683)              (2,371,166)
                                                             ------------------       ------------------
Net increase (decrease)                                               2,320,354                3,811,619
Units outstanding, beginning                                         13,752,191                9,940,572
                                                             ------------------       ------------------
Units outstanding, ending                                            16,072,545               13,752,191
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $       21,449,275
Cost of units redeemed/account charges                                                        (6,773,061)
Net investment income (loss)                                                                     450,916
Net realized gain (loss)                                                                        (917,497)
Realized gain distributions                                                                      702,978
Net change in unrealized appreciation (depreciation)                                           2,142,979
                                                                                      ------------------
                                                                                      $       17,055,590
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.06             16,073       $    17,056            1.25%            23.5%
12/31/2009            0.86             13,752            11,815            1.25%            22.6%
12/31/2008            0.70              9,941             6,967            1.25%           -27.3%
12/31/2007            0.96             10,075             9,709            1.25%            -3.6%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.07                  0       $         0            1.00%            23.8%
12/31/2009            0.86                  0                 0            1.00%            22.9%
12/31/2008            0.70                  0                 0            1.00%           -27.1%
12/31/2007            0.97                  0                 0            1.00%            -3.5%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                  0       $         0            0.75%            24.1%
12/31/2009            0.87                  0                 0            0.75%            23.2%
12/31/2008            0.71                  0                 0            0.75%           -26.9%
12/31/2007            0.97                  0                 0            0.75%            -3.3%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.50%            24.4%
12/31/2009            0.88                  0                 0            0.50%            23.5%
12/31/2008            0.71                  0                 0            0.50%           -26.7%
12/31/2007            0.97                  0                 0            0.50%            -3.2%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.10                  0       $         0            0.25%            24.8%
12/31/2009            0.88                  0                 0            0.25%            23.8%
12/31/2008            0.71                  0                 0            0.25%           -26.5%
12/31/2007            0.97                  0                 0            0.25%            -3.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.11                  0       $         0            0.00%            25.1%
12/31/2009            0.89                  0                 0            0.00%            24.1%
12/31/2008            0.72                  0                 0            0.00%           -26.4%
12/31/2007            0.97                  0                 0            0.00%            -2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.8%
2009                 2.5%
2008                 1.5%
2007                 4.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Allianz NFJ Small Cap Value R Class - 018918755

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      8,958,016     $     7,104,774             306,256
Receivables: investments sold                        24,745     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      8,982,761
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $      7,708,624           3,965,268     $          1.94
Band 100                                             78,673              39,742                1.98
Band 75                                                   -                   -                2.02
Band 50                                             125,919              61,344                2.05
Band 25                                                   -                   -                2.09
Band 0                                            1,069,545             502,235                2.13
                                           ----------------     ---------------
 Total                                     $      8,982,761           4,568,589
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       106,675
Mortality & expense charges                                                                 (78,509)
                                                                                    ---------------
Net investment income (loss)                                                                 28,166
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (103,766)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      1,653,665
                                                                                    ---------------
Net gain (loss)                                                                           1,549,899
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     1,578,065
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           28,166       $           10,175
Net realized gain (loss)                                               (103,766)                (543,850)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                  1,653,665                1,589,997
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     1,578,065                1,056,322
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              2,929,833                2,916,938
Cost of units redeemed                                               (1,341,764)              (1,121,477)
Account charges                                                          (2,970)                  (2,341)
                                                             ------------------       ------------------
Increase (decrease)                                                   1,585,099                1,793,120
                                                             ------------------       ------------------
Net increase (decrease)                                               3,163,164                2,849,442
Net assets, beginning                                                 5,819,597                2,970,155
                                                             ------------------       ------------------
Net assets, ending                                           $        8,982,761       $        5,819,597
                                                             ==================       ==================
Units sold                                                            1,711,346                2,359,058
Units redeemed                                                         (791,294)                (987,203)
                                                             ------------------       ------------------
Net increase (decrease)                                                 920,052                1,371,855
Units outstanding, beginning                                          3,648,537                2,276,682
                                                             ------------------       ------------------
Units outstanding, ending                                             4,568,589                3,648,537
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $       25,744,461
Cost of units redeemed/account charges                                                       (19,785,756)
Net investment income (loss)                                                                      (4,994)
Net realized gain (loss)                                                                      (1,029,695)
Realized gain distributions                                                                    2,205,503
Net change in unrealized appreciation (depreciation)                                           1,853,242
                                                                                      ------------------
                                                                                      $        8,982,761
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.94              3,965       $     7,709            1.25%            23.0%
12/31/2009            1.58              3,197             5,053            1.25%            22.2%
12/31/2008            1.29              1,975             2,555            1.25%           -27.6%
12/31/2007            1.79              1,204             2,150            1.25%             4.5%
12/31/2006            1.71              5,981            10,220            1.25%            17.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.98                 40       $        79            1.00%            23.3%
12/31/2009            1.61                 42                68            1.00%            22.5%
12/31/2008            1.31                 26                34            1.00%           -27.4%
12/31/2007            1.81                 36                65            1.00%             4.8%
12/31/2006            1.72                 49                85            1.00%            17.1%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.02                  0       $         0            0.75%            23.6%
12/31/2009            1.63                  0                 0            0.75%            22.8%
12/31/2008            1.33                  0                 0            0.75%           -27.2%
12/31/2007            1.82                  0                 0            0.75%             5.1%
12/31/2006            1.74                  0                 0            0.75%            17.4%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.05                 61       $       126            0.50%            23.9%
12/31/2009            1.66                  2                 4            0.50%            23.1%
12/31/2008            1.35                  0                 0            0.50%           -27.0%
12/31/2007            1.84                  0                 0            0.50%             5.3%
12/31/2006            1.75                  0                 0            0.50%            17.6%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.09                  0       $         0            0.25%            24.3%
12/31/2009            1.68                  0                 0            0.25%            23.4%
12/31/2008            1.36                  0                 0            0.25%           -26.8%
12/31/2007            1.86                  0                 0            0.25%             5.6%
12/31/2006            1.77                  0                 0            0.25%            17.9%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     2.13                502       $     1,070            0.00%            24.6%
12/31/2009            1.71                407               695            0.00%            23.7%
12/31/2008            1.38                275               380            0.00%           -26.7%
12/31/2007            1.88                206               389            0.00%             5.9%
12/31/2006            1.78                114               203            0.00%            18.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.4%
2009                 1.3%
2008                 1.6%
2007                 0.5%
2006                 2.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Allianz RCM Large Cap Growth R Class - 018919811 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.28
Band 100                                                  -                   -                1.30
Band 75                                                   -                   -                1.32
Band 50                                                   -                   -                1.35
Band 25                                                   -                   -                1.37
Band 0                                                    -                   -                1.40
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                       -
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/31/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.28                  0       $         0            1.25%            10.0%
12/31/2009            1.16                  0                 0            1.25%            36.4%
12/31/2008            0.85                  0                 0            1.25%           -39.5%
12/31/2007            1.41                  0                 0            1.25%            11.3%
12/31/2006            1.26                  0                 0            1.25%             5.3%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.30                  0       $         0            1.00%            10.2%
12/31/2009            1.18                  0                 0            1.00%            36.7%
12/31/2008            0.86                  0                 0            1.00%           -39.3%
12/31/2007            1.42                  0                 0            1.00%            11.6%
12/31/2006            1.27                  0                 0            1.00%             5.5%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.32                  0       $         0            0.75%            10.5%
12/31/2009            1.20                  0                 0            0.75%            37.1%
12/31/2008            0.87                  0                 0            0.75%           -39.2%
12/31/2007            1.44                  0                 0            0.75%            11.9%
12/31/2006            1.28                  0                 0            0.75%             5.8%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.35                  0       $         0            0.50%            10.8%
12/31/2009            1.22                  0                 0            0.50%            37.4%
12/31/2008            0.89                  0                 0            0.50%           -39.0%
12/31/2007            1.45                  0                 0            0.50%            12.2%
12/31/2006            1.29                  0                 0            0.50%             6.1%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.37                  0       $         0            0.25%            11.1%
12/31/2009            1.24                  0                 0            0.25%            37.8%
12/31/2008            0.90                  0                 0            0.25%           -38.9%
12/31/2007            1.47                  0                 0            0.25%            12.5%
12/31/2006            1.31                  0                 0            0.25%             6.3%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.40                  0       $         0            0.00%            11.3%
12/31/2009            1.26                  0                 0            0.00%            38.1%
12/31/2008            0.91                  0                 0            0.00%           -38.7%
12/31/2007            1.48                  0                 0            0.00%            12.7%
12/31/2006            1.32                  0                 0            0.00%             6.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Managers Cadence Capital Appreciation Fund R Class - 561717497

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        231,894     $       207,631              13,986
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                      (8,159)
                                           ----------------
Net assets                                 $        223,735
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $        223,555             187,336     $          1.19
Band 100                                                180                 148                1.22
Band 75                                                   -                   -                1.24
Band 50                                                   -                   -                1.26
Band 25                                                   -                   -                1.28
Band 0                                                    -                   -                1.31
                                           ----------------     ---------------
 Total                                     $        223,735             187,484
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                  (3,088)
                                                                                    ---------------
Net investment income (loss)                                                                 (3,088)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     52,332
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        (18,981)
                                                                                    ---------------
Net gain (loss)                                                                              33,351
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        30,263
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (3,088)      $          (21,299)
Net realized gain (loss)                                                 52,332                 (682,050)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    (18,981)               1,059,063
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        30,263                  355,714
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 24,057               (1,329,737)
Cost of units redeemed                                                 (132,926)                (305,938)
Account charges                                                            (105)                    (447)
                                                             ------------------       ------------------
Increase (decrease)                                                    (108,974)              (1,636,122)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (78,711)              (1,280,408)
Net assets, beginning                                                   302,446                1,582,854
                                                             ------------------       ------------------
Net assets, ending                                           $          223,735       $          302,446
                                                             ==================       ==================
Units sold                                                               49,269                  453,933
Units redeemed                                                         (150,577)              (1,987,497)
                                                             ------------------       ------------------
Net increase (decrease)                                                (101,308)              (1,533,564)
Units outstanding, beginning                                            288,792                1,822,356
                                                             ------------------       ------------------
Units outstanding, ending                                               187,484                  288,792
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        2,014,788
Cost of units redeemed/account charges                                                        (1,409,259)
Net investment income (loss)                                                                     (93,935)
Net realized gain (loss)                                                                        (638,488)
Realized gain distributions                                                                      326,366
Net change in unrealized appreciation (depreciation)                                              24,263
                                                                                      ------------------
                                                                                      $          223,735
                                                                                      ==================

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.19                187       $       224            1.25%            13.9%
12/31/2009            1.05                289               302            1.25%            20.6%
12/31/2008            0.87              1,822             1,583            1.25%           -43.6%
12/31/2007            1.54              1,509             2,323            1.25%            15.3%
12/31/2006            1.34              1,479             1,975            1.25%             5.1%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.22                  0       $         0            1.00%            14.2%
12/31/2009            1.06                  0                 0            1.00%            20.9%
12/31/2008            0.88                  0                 0            1.00%           -43.5%
12/31/2007            1.56                  0                 0            1.00%            15.6%
12/31/2006            1.35                  0                 0            1.00%             5.3%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.24                  0       $         0            0.75%            14.5%
12/31/2009            1.08                  0                 0            0.75%            21.2%
12/31/2008            0.89                  0                 0            0.75%           -43.3%
12/31/2007            1.57                  0                 0            0.75%            15.9%
12/31/2006            1.36                  0                 0            0.75%             5.6%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.26                  0       $         0            0.50%            14.8%
12/31/2009            1.10                  0                 0            0.50%            21.5%
12/31/2008            0.90                  0                 0            0.50%           -43.2%
12/31/2007            1.59                  0                 0            0.50%            16.2%
12/31/2006            1.37                  0                 0            0.50%             5.8%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.28                  0       $         0            0.25%            15.1%
12/31/2009            1.11                  0                 0            0.25%            21.8%
12/31/2008            0.92                  0                 0            0.25%           -43.0%
12/31/2007            1.61                  0                 0            0.25%            16.5%
12/31/2006            1.38                  0                 0            0.25%             6.1%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.31                  0       $         0            0.00%            15.4%
12/31/2009            1.13                  0                 0            0.00%            22.1%
12/31/2008            0.93                  0                 0            0.00%           -42.9%
12/31/2007            1.62                  0                 0            0.00%            16.8%
12/31/2006            1.39                  0                 0            0.00%             6.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%
2008                 0.0%
2007                 0.1%
2006                 0.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Managers Cadence Mid Cap Admin Class - 561717471 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -   $            1.03
Band 100                                                  -                   -                1.04
Band 75                                                   -                   -                1.06
Band 50                                                   -                   -                1.07
Band 25                                                   -                   -                1.08
Band 0                                                    -                   -                1.09
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                       -
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.03                  0       $         0            1.25%            25.1%
12/31/2009            0.83                  0                 0            1.25%            23.8%
12/31/2008            0.67                  0                 0            1.25%           -45.3%
12/31/2007            1.22                  0                 0            1.25%            20.2%
12/31/2006            1.01                  0                 0            1.25%             1.4%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            1.00%            25.4%
12/31/2009            0.83                  0                 0            1.00%            24.1%
12/31/2008            0.67                  0                 0            1.00%           -45.1%
12/31/2007            1.22                  0                 0            1.00%            20.5%
12/31/2006            1.01                  0                 0            1.00%             1.4%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.06                  0       $         0            0.75%            25.7%
12/31/2009            0.84                  0                 0            0.75%            24.5%
12/31/2008            0.67                  0                 0            0.75%           -45.0%
12/31/2007            1.23                  0                 0            0.75%            20.8%
12/31/2006            1.01                  0                 0            0.75%             1.5%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.07                  0       $         0            0.50%            26.0%
12/31/2009            0.85                  0                 0            0.50%            24.8%
12/31/2008            0.68                  0                 0            0.50%           -44.9%
12/31/2007            1.23                  0                 0            0.50%            21.1%
12/31/2006            1.02                  0                 0            0.50%             1.5%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                  0       $         0            0.25%            26.3%
12/31/2009            0.85                  0                 0            0.25%            25.1%
12/31/2008            0.68                  0                 0            0.25%           -44.7%
12/31/2007            1.23                  0                 0            0.25%            21.5%
12/31/2006            1.02                  0                 0            0.25%             1.6%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.00%            26.7%
12/31/2009            0.86                  0                 0            0.00%            25.4%
12/31/2008            0.69                  0                 0            0.00%           -44.6%
12/31/2007            1.24                  0                 0            0.00%            21.8%
12/31/2006            1.02                  0                 0            0.00%             1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Managers Cadence Mid Cap Fund R Class - 561717414

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $         53,723     $        47,085               2,265
Receivables: investments sold                            51     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $         53,774
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $         13,948              13,722     $          1.02
Band 100                                             32,604              31,742                1.03
Band 75                                                   -                   -                1.04
Band 50                                                   -                   -                1.05
Band 25                                                   -                   -                1.06
Band 0                                                7,222               6,742                1.07
                                           ----------------     ---------------
 Total                                     $         53,774              52,206
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                    (352)
                                                                                    ---------------
Net investment income (loss)                                                                   (352)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (2,340)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         12,358
                                                                                    ---------------
Net gain (loss)                                                                              10,018
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $         9,666
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (352)      $             (218)
Net realized gain (loss)                                                 (2,340)                    (228)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     12,358                    6,227
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                         9,666                    5,781
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 12,378                   10,562
Cost of units redeemed                                                   (1,396)                    (165)
Account charges                                                              (6)                      (4)
                                                             ------------------       ------------------
Increase (decrease)                                                      10,976                   10,393
                                                             ------------------       ------------------
Net increase (decrease)                                                  20,642                   16,174
Net assets, beginning                                                    33,132                   16,958
                                                             ------------------       ------------------
Net assets, ending                                           $           53,774       $           33,132
                                                             ==================       ==================
Units sold                                                               13,700                   14,922
Units redeemed                                                           (1,621)                    (270)
                                                             ------------------       ------------------
Net increase (decrease)                                                  12,079                   14,652
Units outstanding, beginning                                             40,127                   25,475
                                                             ------------------       ------------------
Units outstanding, ending                                                52,206                   40,127
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $           52,906
Cost of units redeemed/account charges                                                            (2,078)
Net investment income (loss)                                                                        (688)
Net realized gain (loss)                                                                          (3,004)
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                               6,638
                                                                                      ------------------
                                                                                      $           53,774
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.02                 14       $        14            1.25%            24.6%
12/31/2009            0.82                  6                 5            1.25%            23.4%
12/31/2008            0.66                  0                 0            1.25%           -45.5%
12/31/2007            1.21                  0                 0            1.25%            19.7%
12/31/2006            1.01                  0                 0            1.25%             1.3%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.03                 32       $        33            1.00%            24.9%
12/31/2009            0.82                 28                23            1.00%            23.7%
12/31/2008            0.67                 25                16            1.00%           -45.3%
12/31/2007            1.22                  0                 0            1.00%            20.0%
12/31/2006            1.01                  0                 0            1.00%             1.4%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            0.75%            25.2%
12/31/2009            0.83                  0                 0            0.75%            24.0%
12/31/2008            0.67                  0                 0            0.75%           -45.2%
12/31/2007            1.22                  0                 0            0.75%            20.3%
12/31/2006            1.01                  0                 0            0.75%             1.4%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.05                  0       $         0            0.50%            25.5%
12/31/2009            0.84                  0                 0            0.50%            24.3%
12/31/2008            0.67                  0                 0            0.50%           -45.1%
12/31/2007            1.22                  0                 0            0.50%            20.6%
12/31/2006            1.01                  0                 0            0.50%             1.5%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.06                  0       $         0            0.25%            25.8%
12/31/2009            0.84                  0                 0            0.25%            24.6%
12/31/2008            0.68                  0                 0            0.25%           -44.9%
12/31/2007            1.23                  0                 0            0.25%            20.9%
12/31/2006            1.02                  0                 0            0.25%             1.5%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $      1.07                 7       $         7            0.00%            26.1%
12/31/2009             0.85                 6                 5            0.00%            24.9%
12/31/2008             0.68                 1                 1            0.00%           -44.8%
12/31/2007             1.23                 0                 0            0.00%            21.2%
12/31/2006             1.02                 0                 0            0.00%             1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    Pimco High Yield Admin Class - 693390650

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      6,839,763     $     6,525,829             735,458
Receivables: investments sold                        24,124     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      6,863,887
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $      6,402,862           3,640,139     $          1.76
Band 100                                                  -                   -                1.79
Band 75                                                   -                   -                1.82
Band 50                                                   -                   -                1.86
Band 25                                                   -                   -                1.89
Band 0                                              461,025             235,432                1.96
                                           ----------------     ---------------
 Total                                     $      6,863,887           3,875,571
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       419,306
Mortality & expense charges                                                                 (66,558)
                                                                                    ---------------
Net investment income (loss)                                                                352,748
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (69,428)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        372,575
                                                                                    ---------------
Net gain (loss)                                                                             303,147
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       655,895
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          352,748       $          263,549
Net realized gain (loss)                                                (69,428)                (248,248)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    372,575                1,202,452
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       655,895                1,217,753
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              3,546,488                  942,739
Cost of units redeemed                                               (1,582,173)                (929,102)
Account charges                                                          (1,003)                    (364)
                                                             ------------------       ------------------
Increase (decrease)                                                   1,963,312                   13,273
                                                             ------------------       ------------------
Net increase (decrease)                                               2,619,207                1,231,026
Net assets, beginning                                                 4,244,680                3,013,654
                                                             ------------------       ------------------
Net assets, ending                                           $        6,863,887       $        4,244,680
                                                             ==================       ==================
Units sold                                                            2,192,963                  904,316
Units redeemed                                                       (1,034,032)                (926,139)
                                                             ------------------       ------------------
Net increase (decrease)                                               1,158,931                  (21,823)
Units outstanding, beginning                                          2,716,640                2,738,463
                                                             ------------------       ------------------
Units outstanding, ending                                             3,875,571                2,716,640
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $       11,475,386
Cost of units redeemed/account charges                                                        (5,508,632)
Net investment income (loss)                                                                   1,421,035
Net realized gain (loss)                                                                        (840,770)
Realized gain distributions                                                                        2,934
Net change in unrealized appreciation (depreciation)                                             313,934
                                                                                      ------------------
                                                                                      $        6,863,887
                                                                                      ==================

* Date of Fund Inception into Variable Account: 6/1/2002

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.76              3,640       $     6,403            1.25%            12.6%
12/31/2009            1.56              2,717             4,245            1.25%            42.0%
12/31/2008            1.10              2,738             3,014            1.25%           -24.8%
12/31/2007            1.46              4,006             5,867            1.25%             2.2%
12/31/2006            1.43              3,172             4,545            1.25%             7.7%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.79                  0       $         0            1.00%            12.9%
12/31/2009            1.59                  0                 0            1.00%            42.3%
12/31/2008            1.12                  0                 0            1.00%           -24.7%
12/31/2007            1.48                  0                 0            1.00%             2.4%
12/31/2006            1.44                  0                 0            1.00%             8.1%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.82                  0       $         0            0.75%            13.1%
12/31/2009            1.61                  0                 0            0.75%            42.7%
12/31/2008            1.13                  0                 0            0.75%           -24.5%
12/31/2007            1.50                  0                 0            0.75%             2.7%
12/31/2006            1.46                  0                 0            0.75%             8.4%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.86                  0       $         0            0.50%            13.4%
12/31/2009            1.64                  0                 0            0.50%            43.0%
12/31/2008            1.14                  0                 0            0.50%           -24.3%
12/31/2007            1.51                  0                 0            0.50%             3.0%
12/31/2006            1.47                  0                 0            0.50%             8.7%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.89                  0       $         0            0.25%            13.7%
12/31/2009            1.66                  0                 0            0.25%            43.4%
12/31/2008            1.16                  0                 0            0.25%           -24.1%
12/31/2007            1.53                  0                 0            0.25%             3.2%
12/31/2006            1.48                  0                 0            0.25%             8.9%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.96                235       $       461            0.00%            14.0%
12/31/2009            1.72                  0                 0            0.00%            43.8%
12/31/2008            1.19                  0                 0            0.00%           -23.9%
12/31/2007            1.57                  0                 0            0.00%             3.5%
12/31/2006            1.52                  0                 0            0.00%             9.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 7.5%
2009                 8.4%
2008                 8.7%
2007                 7.6%
2006                 7.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      Pimco High Yield R Class - 72200Q794

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      2,229,019     $     2,048,544             239,679
Receivables: investments sold                         4,503     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      2,233,522
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $      1,892,433           1,246,022     $          1.52
Band 100                                             34,707              22,441                1.55
Band 75                                                   -                   -                1.57
Band 50                                             240,054             149,690                1.60
Band 25                                                   -                   -                1.63
Band 0                                               66,328              39,868                1.66
                                           ----------------     ---------------
 Total                                     $      2,233,522           1,458,021
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       139,724
Mortality & expense charges                                                                 (22,137)
                                                                                    ---------------
Net investment income (loss)                                                                117,587
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (27,723)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        132,527
                                                                                    ---------------
Net gain (loss)                                                                             104,804
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       222,391
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          117,587       $           82,703
Net realized gain (loss)                                                (27,723)                 (57,608)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    132,527                  364,075
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       222,391                  389,170
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                880,166                  655,176
Cost of units redeemed                                                 (498,334)                (263,077)
Account charges                                                            (987)                  (1,185)
                                                             ------------------       ------------------
Increase (decrease)                                                     380,845                  390,914
                                                             ------------------       ------------------
Net increase (decrease)                                                 603,236                  780,084
Net assets, beginning                                                 1,630,286                  850,202
                                                             ------------------       ------------------
Net assets, ending                                           $        2,233,522       $        1,630,286
                                                             ==================       ==================
Units sold                                                              619,895                  548,511
Units redeemed                                                         (358,706)                (235,895)
                                                             ------------------       ------------------
Net increase (decrease)                                                 261,189                  312,616
Units outstanding, beginning                                          1,196,832                  884,216
                                                             ------------------       ------------------
Units outstanding, ending                                             1,458,021                1,196,832
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        3,279,590
Cost of units redeemed/account charges                                                        (1,440,893)
Net investment income (loss)                                                                     351,191
Net realized gain (loss)                                                                        (138,034)
Realized gain distributions                                                                        1,193
Net change in unrealized appreciation (depreciation)                                             180,475
                                                                                      ------------------
                                                                                      $        2,233,522
                                                                                      ==================

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.52              1,246       $     1,892            1.25%            12.2%
12/31/2009            1.35              1,042             1,410            1.25%            41.5%
12/31/2008            0.96                764               731            1.25%           -25.1%
12/31/2007            1.28                590               755            1.25%             1.8%
12/31/2006            1.26                572               718            1.25%             7.3%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.55                 22       $        35            1.00%            12.5%
12/31/2009            1.38                 21                28            1.00%            41.8%
12/31/2008            0.97                 19                18            1.00%           -25.0%
12/31/2007            1.29                  0                 0            1.00%             2.0%
12/31/2006            1.27                  0                 0            1.00%             7.7%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.57                  0       $         0            0.75%            12.7%
12/31/2009            1.40                  0                 0            0.75%            42.2%
12/31/2008            0.98                  0                 0            0.75%           -24.8%
12/31/2007            1.31                  0                 0            0.75%             2.3%
12/31/2006            1.28                  0                 0            0.75%             7.9%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.60                150       $       240            0.50%            13.0%
12/31/2009            1.42                117               166            0.50%            42.6%
12/31/2008            1.00                101               101            0.50%           -24.6%
12/31/2007            1.32                 86               114            0.50%             2.5%
12/31/2006            1.29                 81               104            0.50%             8.2%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.63                  0       $         0            0.25%            13.3%
12/31/2009            1.44                  0                 0            0.25%            42.9%
12/31/2008            1.01                  0                 0            0.25%           -24.4%
12/31/2007            1.33                  0                 0            0.25%             2.8%
12/31/2006            1.30                  0                 0            0.25%             8.5%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.66                 40       $         66           0.00%            13.6%
12/31/2009            1.46                 17                 26           0.00%            43.3%
12/31/2008            1.02                  0                  0           0.00%           -24.2%
12/31/2007            1.35                  0                  0           0.00%             3.1%
12/31/2006            1.31                  0                  0           0.00%             8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 7.2%
2009                 7.7%
2008                 8.3%
2007                 6.7%
2006                 7.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    Pimco Real Return Admin Class - 693391112

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $            571     $           568                  50
Receivables: investments sold                         1,160     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $          1,731
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $          1,731               1,673     $          1.03
Band 100                                                  -                   -                1.04
Band 75                                                   -                   -                1.04
Band 50                                                   -                   -                1.04
Band 25                                                   -                   -                1.04
Band 0                                                    -                   -                1.04
                                           ----------------     ---------------
 Total                                     $          1,731               1,673
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             1
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      1
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              3
                                                                                    ---------------
Net gain (loss)                                                                                   3
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             4
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                1       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          3                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             4                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                  1,727                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                       1,727                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                   1,731                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $            1,731       $                -
                                                             ==================       ==================
Units sold                                                                1,673                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                   1,673                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                 1,673                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $            1,727
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           1
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   3
                                                                                      ------------------
                                                                                      $            1,731
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.03                  2       $         2            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      Pimco Real Return R Class - 72200Q760

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $            172     $           171                  15
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $            172
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $            172                 167     $          1.03
Band 100                                                  -                   -                1.03
Band 75                                                   -                   -                1.04
Band 50                                                   -                   -                1.04
Band 25                                                   -                   -                1.04
Band 0                                                    -                   -                1.04
                                           ----------------     ---------------
 Total                                     $            172                 167
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              1
                                                                                    ---------------
Net gain (loss)                                                                                   1
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             1
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          1                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             1                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                    171                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                         171                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                     172                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $              172       $                -
                                                             ==================       ==================
Units sold                                                                  167                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                     167                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                   167                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $              171
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   1
                                                                                      ------------------
                                                                                      $              172
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.03                  0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.03                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.04                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                                                      Expense as
                                       Units                              a % of
                                 Outstanding        Net Assets       Average Net
                Unit Value             (000s)            (000s)           Assets     Total Return
                ---------------------------------------------------------------------------------
 12/31/2010     $     1.04                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Pimco Total Return Admin Class - 693390726

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       40,576,849    $       40,831,025                3,739,801
Receivables: investments sold                1,538,551    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       42,115,400
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       40,208,797            30,193,041     $               1.33
Band 100                                             -                     -                     1.34
Band 75                                              -                     -                     1.36
Band 50                                              -                     -                     1.37
Band 25                                              -                     -                     1.38
Band 0                                       1,906,603             1,368,629                     1.39
                                    ------------------     -----------------
 Total                              $       42,115,400            31,561,670
                                    ==================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            889,398
Mortality & expense charges                                                                  (362,271)
                                                                                 --------------------
Net investment income (loss)                                                                  527,127
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      131,279
Realized gain distributions                                                                 1,790,484
Net change in unrealized appreciation (depreciation)                                         (560,551)
                                                                                 --------------------
Net gain (loss)                                                                             1,361,212
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,888,339
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          527,127     $          560,434
Net realized gain (loss)                                               131,279                 45,416
Realized gain distributions                                          1,790,484                198,528
Net change in unrealized appreciation (depreciation)                  (560,551)               707,983
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,888,339              1,512,361
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            30,687,422             13,699,238
Cost of units redeemed                                             (10,743,296)            (5,356,400)
Account charges                                                        (10,871)                (2,984)
                                                            ------------------     ------------------
Increase (decrease)                                                 19,933,255              8,339,854
                                                            ------------------     ------------------
Net increase (decrease)                                             21,821,594              9,852,215
Net assets, beginning                                               20,293,806             10,441,591
                                                            ------------------     ------------------
Net assets, ending                                          $       42,115,400     $       20,293,806
                                                            ==================     ==================
Units sold                                                          25,280,101             11,415,679
Units redeemed                                                     (10,058,260)            (4,504,170)
                                                            ------------------     ------------------
Net increase (decrease)                                             15,221,841              6,911,509
Units outstanding, beginning                                        16,339,829              9,428,320
                                                            ------------------     ------------------
Units outstanding, ending                                           31,561,670             16,339,829
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  58,215,965
Cost of units redeemed/account charges                                                    (19,914,313)
Net investment income (loss)                                                                1,419,357
Net realized gain (loss)                                                                      180,410
Realized gain distributions                                                                 2,468,157
Net change in unrealized appreciation (depreciation)                                         (254,176)
                                                                                        -------------
                                                                                        $  42,115,400
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33       30,193     $   40,209          1.25%           7.2%
12/31/2009          1.24       16,340         20,294          1.25%          12.1%
12/31/2008          1.11        9,428         10,442          1.25%           3.3%
12/31/2007          1.07        6,760          7,250          1.25%           7.3%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.34            0     $        0          1.00%           7.5%
12/31/2009          1.25            0              0          1.00%          12.4%
12/31/2008          1.11            0              0          1.00%           3.5%
12/31/2007          1.07            0              0          1.00%           7.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            0     $        0          0.75%           7.8%
12/31/2009          1.26            0              0          0.75%          12.7%
12/31/2008          1.12            0              0          0.75%           3.8%
12/31/2007          1.08            0              0          0.75%           7.6%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.50%           8.0%
12/31/2009          1.27            0              0          0.50%          13.0%
12/31/2008          1.12            0              0          0.50%           4.0%
12/31/2007          1.08            0              0          0.50%           7.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.25%           8.3%
12/31/2009          1.27            0              0          0.25%          13.3%
12/31/2008          1.13            0              0          0.25%           4.3%
12/31/2007          1.08            0              0          0.25%           7.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39        1,369     $    1,907          0.00%           8.6%
12/31/2009          1.28            0              0          0.00%          13.6%
12/31/2008          1.13            0              0          0.00%           4.6%
12/31/2007          1.08            0              0          0.00%           8.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                2.9%
2009                4.8%
2008                4.9%
2007                0.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                     Pimco Total Return R Class - 72200Q851

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       20,878,703    $       20,985,427                1,924,304
Receivables: investments sold                   65,824    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       20,944,527
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       20,069,060            14,233,628     $               1.41
Band 100                                       124,166                86,483                     1.44
Band 75                                              -                     -                     1.46
Band 50                                         19,703                13,235                     1.49
Band 25                                              -                     -                     1.52
Band 0                                         731,598               473,728                     1.54
                                    ------------------    ------------------
 Total                              $       20,944,527            14,807,074
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            420,961
Mortality & expense charges                                                                  (204,306)
                                                                                 --------------------
Net investment income (loss)                                                                  216,655
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      202,324
Realized gain distributions                                                                   972,096
Net change in unrealized appreciation (depreciation)                                         (409,374)
                                                                                 --------------------
Net gain (loss)                                                                               765,046
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            981,701
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          216,655     $          263,274
Net realized gain (loss)                                               202,324                (21,578)
Realized gain distributions                                            972,096                109,509
Net change in unrealized appreciation (depreciation)                  (409,374)               364,118
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      981,701                715,323
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            15,529,354             10,774,616
Cost of units redeemed                                              (7,003,542)            (4,432,044)
Account charges                                                        (11,639)                (7,032)
                                                            ------------------     ------------------
Increase (decrease)                                                  8,514,173              6,335,540
                                                            ------------------     ------------------
Net increase (decrease)                                              9,495,874              7,050,863
Net assets, beginning                                               11,448,653              4,397,790
                                                            ------------------     ------------------
Net assets, ending                                          $       20,944,527     $       11,448,653
                                                            ==================     ==================
Units sold                                                          11,323,199              9,772,529
Units redeemed                                                      (5,163,549)            (4,841,635)
                                                            ------------------     ------------------
Net increase (decrease)                                              6,159,650              4,930,894
Units outstanding, beginning                                         8,647,424              3,716,530
                                                            ------------------     ------------------
Units outstanding, ending                                           14,807,074              8,647,424
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                               $   41,778,721
Cost of units redeemed/account charges                                                    (23,311,097)
Net investment income (loss)                                                                  966,441
Net realized gain (loss)                                                                      247,139
Realized gain distributions                                                                 1,370,047
Net change in unrealized appreciation (depreciation)                                         (106,724)
                                                                                       --------------
                                                                                       $   20,944,527
                                                                                       ==============

* Date of Fund Inception into Variable Account: 10/01/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41       14,234     $   20,069          1.25%           6.8%
12/31/2009          1.32        8,337         11,010          1.25%          11.7%
12/31/2008          1.18        3,644          4,310          1.25%           2.8%
12/31/2007          1.15        1,373          1,581          1.25%           7.0%
12/31/2006          1.08        6,859          7,379          1.25%           2.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44           86     $      124          1.00%           7.0%
12/31/2009          1.34           66             88          1.00%          11.9%
12/31/2008          1.20           65             77          1.00%           3.0%
12/31/2007          1.16           16             19          1.00%           7.2%
12/31/2006          1.08            6              6          1.00%           2.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          0.75%           7.3%
12/31/2009          1.36            0              0          0.75%          12.2%
12/31/2008          1.21            0              0          0.75%           3.3%
12/31/2007          1.18            0              0          0.75%           7.5%
12/31/2006          1.09            0              0          0.75%           2.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49           13     $       20          0.50%           7.6%
12/31/2009          1.38            0              0          0.50%          12.5%
12/31/2008          1.23            0              0          0.50%           3.6%
12/31/2007          1.19            0              0          0.50%           7.8%
12/31/2006          1.10            0              0          0.50%           2.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.52            0     $        0          0.25%           7.8%
12/31/2009          1.41            0              0          0.25%          12.8%
12/31/2008          1.25            0              0          0.25%           3.8%
12/31/2007          1.20            0              0          0.25%           8.1%
12/31/2006          1.11            0              0          0.25%           3.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54          474     $      732          0.00%           8.1%
12/31/2009          1.43          245            351          0.00%          13.1%
12/31/2008          1.26            8             10          0.00%           4.1%
12/31/2007          1.21            7              8          0.00%           8.3%
12/31/2006          1.12            0              0          0.00%           3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                2.6%
2009                4.5%
2008                3.8%
2007                7.6%
2006                5.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      Pioneer Bond Fund R Class - 723622502

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          943,199    $          916,926                   97,842
Receivables: investments sold                    5,705    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          948,904
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          948,904               752,876     $               1.26
Band 100                                             -                     -                     1.28
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.31
Band 25                                              -                     -                     1.33
Band 0                                               -                     -                     1.35
                                    ------------------     -----------------
 Total                              $          948,904               752,876
                                    ==================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             36,328
Mortality & expense charges                                                                   (11,229)
                                                                                 --------------------
Net investment income (loss)                                                                   25,099
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       30,150
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            9,535
                                                                                 --------------------
Net gain (loss)                                                                                39,685
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             64,784
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           25,099     $           28,559
Net realized gain (loss)                                                30,150                (11,280)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     9,535                 78,515
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       64,784                 95,794
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               565,636                629,569
Cost of units redeemed                                                (555,284)              (393,482)
Account charges                                                           (319)                  (250)
                                                            ------------------     ------------------
Increase (decrease)                                                     10,033                235,837
                                                            ------------------     ------------------
Net increase (decrease)                                                 74,817                331,631
Net assets, beginning                                                  874,087                542,456
                                                            ------------------     ------------------
Net assets, ending                                          $          948,904     $          874,087
                                                            ==================     ==================
Units sold                                                             466,271                556,190
Units redeemed                                                        (460,633)              (346,251)
                                                            ------------------     ------------------
Net increase (decrease)                                                  5,638                209,939
Units outstanding, beginning                                           747,238                537,299
                                                            ------------------     ------------------
Units outstanding, ending                                              752,876                747,238
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                               $    2,130,247
Cost of units redeemed/account charges                                                     (1,312,792)
Net investment income (loss)                                                                   83,599
Net realized gain (loss)                                                                       14,570
Realized gain distributions                                                                     7,007
Net change in unrealized appreciation (depreciation)                                           26,273
                                                                                        -------------
                                                                                        $     948,904
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.26          753     $      949          1.25%           7.7%
12/31/2009          1.17          747            874          1.25%          15.9%
12/31/2008          1.01          537            542          1.25%          -6.1%
12/31/2007          1.07          288            310          1.25%           4.7%
12/31/2006          1.03           51             52          1.25%           1.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.28            0     $        0          1.00%           8.0%
12/31/2009          1.18            0              0          1.00%          16.2%
12/31/2008          1.02            0              0          1.00%          -5.8%
12/31/2007          1.08            0              0          1.00%           4.9%
12/31/2006          1.03            0              0          1.00%           2.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.30            0     $        0          0.75%           8.3%
12/31/2009          1.20            0              0          0.75%          16.4%
12/31/2008          1.03            0              0          0.75%          -5.6%
12/31/2007          1.09            0              0          0.75%           5.2%
12/31/2006          1.04            0              0          0.75%           2.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.31            0     $        0          0.50%           8.6%
12/31/2009          1.21            0              0          0.50%          16.7%
12/31/2008          1.04            0              0          0.50%          -5.4%
12/31/2007          1.10            0              0          0.50%           5.5%
12/31/2006          1.04            0              0          0.50%           2.8%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33            0     $        0          0.25%           8.8%
12/31/2009          1.23            0              0          0.25%          17.0%
12/31/2008          1.05            0              0          0.25%          -5.1%
12/31/2007          1.10            0              0          0.25%           5.7%
12/31/2006          1.04            0              0          0.25%           3.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35            0     $        0          0.00%           9.1%
12/31/2009          1.24            0              0          0.00%          17.3%
12/31/2008          1.06            0              0          0.00%          -4.9%
12/31/2007          1.11            0              0          0.00%           6.0%
12/31/2006          1.05            0              0          0.00%           3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                4.0%
2009                5.2%
2008                6.9%
2007                5.1%
2006                3.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  Pioneer Emerging Markets A Class - 723661104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,110,647    $          816,360                   36,013
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,230)
                                    ------------------
Net assets                          $        1,109,417
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,042,707               826,825     $               1.26
Band 100                                             -                     -                     1.27
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.32
Band 0                                          66,710                50,198                     1.33
                                    ------------------     -----------------
 Total                              $        1,109,417               877,023
                                    ==================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                         $           -
Mortality & expense charges                                                                    (9,901)
                                                                                        -------------
Net investment income (loss)                                                                   (9,901)
                                                                                        -------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (58,261)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          193,297
                                                                                        -------------
Net gain (loss)                                                                               135,036
                                                                                        -------------
Increase (decrease) in net assets from operations                                       $     125,135
                                                                                        =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (9,901)    $           (4,995)
Net realized gain (loss)                                               (58,261)               (61,624)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   193,297                350,702
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      125,135                284,083
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               406,739                435,151
Cost of units redeemed                                                (224,449)              (152,172)
Account charges                                                           (776)                  (580)
                                                            ------------------     ------------------
Increase (decrease)                                                    181,514                282,399
                                                            ------------------     ------------------
Net increase (decrease)                                                306,649                566,482
Net assets, beginning                                                  802,768                236,286
                                                            ------------------     ------------------
Net assets, ending                                          $        1,109,417     $          802,768
                                                            ==================     ==================
Units sold                                                             391,339                550,268
Units redeemed                                                        (242,519)              (190,421)
                                                            ------------------     ------------------
Net increase (decrease)                                                148,820                359,847
Units outstanding, beginning                                           728,203                368,356
                                                            ------------------     ------------------
Units outstanding, ending                                              877,023                728,203
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,599,305
Cost of units redeemed/account charges                                                       (643,230)
Net investment income (loss)                                                                  (18,837)
Net realized gain (loss)                                                                     (157,738)
Realized gain distributions                                                                    35,630
Net change in unrealized appreciation (depreciation)                                          294,287
                                                                                        -------------
                                                                                        $   1,109,417
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/24/2006

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.26          827     $    1,043          1.25%          14.7%
12/31/2009          1.10          678            745          1.25%          71.4%
12/31/2008          0.64          366            235          1.25%         -59.5%
12/31/2007          1.59          167            265          1.25%          40.2%
12/31/2006          1.13            0              0          1.25%          13.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.27            0     $        0          1.00%          15.0%
12/31/2009          1.11            0              0          1.00%          71.8%
12/31/2008          0.64            0              0          1.00%         -59.4%
12/31/2007          1.59            0              0          1.00%          40.5%
12/31/2006          1.13            0              0          1.00%          13.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.29            0     $        0          0.75%          15.3%
12/31/2009          1.12            0              0          0.75%          72.3%
12/31/2008          0.65            0              0          0.75%         -59.3%
12/31/2007          1.59            0              0          0.75%          40.9%
12/31/2006          1.13            0              0          0.75%          13.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.30            0     $        0          0.50%          15.6%
12/31/2009          1.13            0              0          0.50%          72.7%
12/31/2008          0.65            0              0          0.50%         -59.2%
12/31/2007          1.60            0              0          0.50%          41.3%
12/31/2006          1.13            0              0          0.50%          13.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.32            0     $        0          0.25%          15.9%
12/31/2009          1.13            0              0          0.25%          73.1%
12/31/2008          0.66            0              0          0.25%         -59.1%
12/31/2007          1.60            0              0          0.25%          41.6%
12/31/2006          1.13            0              0          0.25%          13.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33           50    $        67          0.00%          16.2%
12/31/2009          1.14           50             57          0.00%          73.6%
12/31/2008          0.66            2              2          0.00%         -59.0%
12/31/2007          1.61            0              0          0.00%          42.0%
12/31/2006          1.13            0              0          0.00%          13.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.0%
2009                0.2%
2008                1.1%
2007                0.0%
2006                0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Pioneer Equity Income Fund A Class - 72366V108

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            7,277    $            6,193                      287
Receivables: investments sold                        3    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            7,280
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            7,280                 8,330     $               0.87
Band 100                                             -                     -                     0.88
Band 75                                              -                     -                     0.89
Band 50                                              -                     -                     0.89
Band 25                                              -                     -                     0.90
Band 0                                               -                     -                     0.91
                                    ------------------    ------------------
 Total                              $            7,280                 8,330
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                         $          84
Mortality & expense charges                                                                       (56)
                                                                                        -------------
Net investment income (loss)                                                                       28
                                                                                        -------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            9
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              846
                                                                                        -------------
Net gain (loss)                                                                                   855
                                                                                        -------------
Increase (decrease) in net assets from operations                                       $         883
                                                                                        =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               28     $               14
Net realized gain (loss)                                                     9                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       846                    238
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          883                    252
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 4,028                  2,137
Cost of units redeemed                                                       -                    (20)
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                      4,028                  2,117
                                                            ------------------     ------------------
Net increase (decrease)                                                  4,911                  2,369
Net assets, beginning                                                    2,369                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            7,280     $            2,369
                                                            ==================     ==================
Units sold                                                               5,140                  3,219
Units redeemed                                                               -                    (29)
                                                            ------------------     ------------------
Net increase (decrease)                                                  5,140                  3,190
Units outstanding, beginning                                             3,190                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                8,330                  3,190
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       6,165
Cost of units redeemed/account charges                                                            (20)
Net investment income (loss)                                                                       42
Net realized gain (loss)                                                                            9
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,084
                                                                                        -------------
                                                                                        $       7,280
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87            8     $        7          1.25%          17.7%
12/31/2009          0.74            3              2          1.25%           9.7%
12/31/2008          0.68            0              0          1.25%         -30.9%
12/31/2007          0.98            0              0          1.25%          -2.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.88            0     $        0          1.00%          18.0%
12/31/2009          0.75            0              0          1.00%          10.0%
12/31/2008          0.68            0              0          1.00%         -30.7%
12/31/2007          0.98            0              0          1.00%          -2.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.89            0     $        0          0.75%          18.3%
12/31/2009          0.75            0              0          0.75%          10.2%
12/31/2008          0.68            0              0          0.75%         -30.5%
12/31/2007          0.98            0              0          0.75%          -2.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.89            0     $        0          0.50%          18.6%
12/31/2009          0.75            0              0          0.50%          10.5%
12/31/2008          0.68            0              0          0.50%         -30.4%
12/31/2007          0.98            0              0          0.50%          -1.9%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90            0     $        0          0.25%          18.9%
12/31/2009          0.76            0              0          0.25%          10.8%
12/31/2008          0.68            0              0          0.25%         -30.2%
12/31/2007          0.98            0              0          0.25%          -1.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.91            0     $        0          0.00%          19.2%
12/31/2009          0.76            0              0          0.00%          11.1%
12/31/2008          0.69            0              0          0.00%         -30.0%
12/31/2007          0.98            0              0          0.00%          -1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                1.7%
2009                2.1%
2008                0.0%
2007                0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Pioneer Equity Income Fund R Class - 72366V504

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,157,019    $          925,213                   45,213
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (3,696)
                                    ------------------
Net assets                          $        1,153,323
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,096,335             1,263,469     $               0.87
Band 100                                             -                     -                     0.87
Band 75                                              -                     -                     0.88
Band 50                                              -                     -                     0.89
Band 25                                              -                     -                     0.90
Band 0                                          56,988                63,152                     0.90
                                    ------------------    ------------------
 Total                              $        1,153,323             1,326,621
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             12,893
Mortality & expense charges                                                                    (9,878)
                                                                                 --------------------
Net investment income (loss)                                                                    3,015
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       17,732
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          133,536
                                                                                 --------------------
Net gain (loss)                                                                               151,268
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            154,283
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            3,015     $            4,239
Net realized gain (loss)                                                17,732                 (2,515)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   133,536                 98,259
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      154,283                 99,983
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               429,335                583,774
Cost of units redeemed                                                 (78,359)               (35,942)
Account charges                                                           (121)                   (46)
                                                            ------------------     ------------------
Increase (decrease)                                                    350,855                547,786
                                                            ------------------     ------------------
Net increase (decrease)                                                505,138                647,769
Net assets, beginning                                                  648,185                    416
                                                            ------------------     ------------------
Net assets, ending                                          $        1,153,323     $          648,185
                                                            ==================     ==================
Units sold                                                             589,431                991,968
Units redeemed                                                        (137,586)              (117,808)
                                                            ------------------     ------------------
Net increase (decrease)                                                451,845                874,160
Units outstanding, beginning                                           874,776                    616
                                                            ------------------     ------------------
Units outstanding, ending                                            1,326,621                874,776
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,013,512
Cost of units redeemed/account charges                                                       (114,468)
Net investment income (loss)                                                                    7,256
Net realized gain (loss)                                                                       15,217
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          231,806
                                                                                 --------------------
                                                                                 $          1,153,323
                                                                                 ====================

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87        1,263     $    1,096          1.25%          17.4%
12/31/2009          0.74          807            597          1.25%           9.5%
12/31/2008          0.68            1              0          1.25%         -31.0%
12/31/2007          0.98            0              0          1.25%          -2.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.87            0     $        0          1.00%          17.6%
12/31/2009          0.74            0              0          1.00%           9.8%
12/31/2008          0.68            0              0          1.00%         -30.9%
12/31/2007          0.98            0              0          1.00%          -2.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.88            0     $        0          0.75%          17.9%
12/31/2009          0.75            0              0          0.75%          10.0%
12/31/2008          0.68            0              0          0.75%         -30.7%
12/31/2007          0.98            0              0          0.75%          -2.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.89            0     $        0          0.50%          18.2%
12/31/2009          0.75            0              0          0.50%          10.3%
12/31/2008          0.68            0              0          0.50%         -30.5%
12/31/2007          0.98            0              0          0.50%          -2.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90            0     $        0          0.25%          18.5%
12/31/2009          0.76            0              0          0.25%          10.6%
12/31/2008          0.68            0              0          0.25%         -30.3%
12/31/2007          0.98            0              0          0.25%          -2.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.90           63     $       57          0.00%          18.8%
12/31/2009          0.76           68             51          0.00%          10.9%
12/31/2008          0.68            0              0          0.00%         -30.2%
12/31/2007          0.98            0              0          0.00%          -1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                1.4%
2009                2.5%
2008                1.0%
2007                0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Pioneer Fund Growth Opportunities VCT I Class - 724027230

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       12,556,106    $       12,217,683                  545,680
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (12,738)
                                    ------------------
Net assets                          $       12,543,368
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       12,543,368             6,585,209     $               1.90
Band 100                                             -                     -                     1.94
Band 75                                              -                     -                     1.98
Band 50                                              -                     -                     2.01
Band 25                                                                    -                     2.05
Band 0                                               -                     -                     2.26
                                    ------------------    ------------------
 Total                              $       12,543,368             6,585,209
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                  (140,008)
                                                                                 --------------------
Net investment income (loss)                                                                 (140,008)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (248,282)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,348,869
                                                                                 --------------------
Net gain (loss)                                                                             2,100,587
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,960,579
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (140,008)    $         (112,394)
Net realized gain (loss)                                              (248,282)              (560,263)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,348,869              3,919,268
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,960,579              3,246,611
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,931,114              1,235,002
Cost of units redeemed                                              (2,400,058)            (1,277,722)
Account charges                                                         (5,247)                (5,241)
                                                            ------------------     ------------------
Increase (decrease)                                                   (474,191)               (47,961)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,486,388              3,198,650
Net assets, beginning                                               11,056,980              7,858,330
                                                            ------------------     ------------------
Net assets, ending                                          $       12,543,368     $       11,056,980
                                                            ==================     ==================
Units sold                                                           1,142,854              1,079,037
Units redeemed                                                      (1,449,619)            (1,180,040)
                                                            ------------------     ------------------
Net increase (decrease)                                               (306,765)              (101,003)
Units outstanding, beginning                                         6,891,974              6,992,977
                                                            ------------------     ------------------
Units outstanding, ending                                            6,585,209              6,891,974
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  79,693,752
Cost of units redeemed/account charges                                                    (71,906,590)
Net investment income (loss)                                                                  581,001
Net realized gain (loss)                                                                     (335,617)
Realized gain distributions                                                                 4,172,399
Net change in unrealized appreciation (depreciation)                                          338,423
                                                                                        -------------
                                                                                        $  12,543,368
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/1997

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.90        6,585     $   12,543          1.25%          18.7%
12/31/2009          1.60        6,892         11,057          1.25%          42.8%
12/31/2008          1.12        6,993          7,858          1.25%         -36.3%
12/31/2007          1.76        9,469         16,703          1.25%          -5.1%
12/31/2006          1.86       12,120         22,519          1.25%           4.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.94            0     $        0          1.00%          19.0%
12/31/2009          1.63            0              0          1.00%          43.1%
12/31/2008          1.14            0              0          1.00%         -36.1%
12/31/2007          1.78            0              0          1.00%          -4.8%
12/31/2006          1.87            0              0          1.00%           4.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.98            0     $        0          0.75%          19.3%
12/31/2009          1.66            0              0          0.75%          43.5%
12/31/2008          1.15            0              0          0.75%         -36.0%
12/31/2007          1.80            0              0          0.75%          -4.6%
12/31/2006          1.89            0              0          0.75%           4.8%
                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.01            0     $        0          0.50%          19.6%
12/31/2009          1.68            0              0          0.50%          43.8%
12/31/2008          1.17            0              0          0.50%         -35.8%
12/31/2007          1.82            0              0          0.50%          -4.3%
12/31/2006          1.90            0              0          0.50%           5.1%
                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.05            0     $        0          0.25%          19.9%
12/31/2009          1.71            0              0          0.25%          44.2%
12/31/2008          1.18            0              0          0.25%         -35.7%
12/31/2007          1.84            0              0          0.25%          -4.1%
12/31/2006          1.92            0              0          0.25%           5.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.26            0     $        0          0.00%          20.2%
12/31/2009          1.88            0              0          0.00%          44.6%
12/31/2008          1.30            0              0          0.00%         -35.5%
12/31/2007          2.02            0              0          0.00%          -3.9%
12/31/2006          2.10            0              0          0.00%           5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.0%
2009                0.0%
2008                0.0%
2007                0.0%
2006                0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                        Pioneer Fund R Class - 723682506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          435,771    $          350,491                   10,628
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (387)
                                    ------------------
Net assets                          $          435,384
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          435,384               404,447     $               1.08
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.12
Band 25                                              -                     -                     1.14
Band 0                                               -                     -                     1.15
                                    ------------------    ------------------
 Total                              $          435,384               404,447
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,129
Mortality & expense charges                                                                    (4,508)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,379)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       13,637
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           41,305
                                                                                 --------------------
Net gain (loss)                                                                                54,942
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             52,563
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,379)    $             (285)
Net realized gain (loss)                                                13,637                 (2,766)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    41,305                 52,634
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       52,563                 49,583
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               137,945                304,512
Cost of units redeemed                                                 (58,541)              (109,065)
Account charges                                                           (247)                  (205)
                                                            ------------------     ------------------
Increase (decrease)                                                     79,157                195,242
                                                            ------------------     ------------------
Net increase (decrease)                                                131,720                244,825
Net assets, beginning                                                  303,664                 58,839
                                                            ------------------     ------------------
Net assets, ending                                          $          435,384     $          303,664
                                                            ==================     ==================
Units sold                                                             143,994                437,969
Units redeemed                                                         (60,804)              (192,902)
                                                            ------------------     ------------------
Net increase (decrease)                                                 83,190                245,067
Units outstanding, beginning                                           321,257                 76,190
                                                            ------------------     ------------------
Units outstanding, ending                                              404,447                321,257
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            643,667
Cost of units redeemed/account charges                                                       (273,880)
Net investment income (loss)                                                                   (3,449)
Net realized gain (loss)                                                                      (28,367)
Realized gain distributions                                                                    12,133
Net change in unrealized appreciation (depreciation)                                           85,280
                                                                                 --------------------
                                                                                 $            435,384
                                                                                 ====================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.08          404     $      435          1.25%          13.9%
12/31/2009          0.95          321            304          1.25%          22.4%
12/31/2008          0.77           76             59          1.25%         -35.3%
12/31/2007          1.19          115            137          1.25%           3.2%
12/31/2006          1.16           21             24          1.25%           8.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          1.00%          14.2%
12/31/2009          0.96            0              0          1.00%          22.7%
12/31/2008          0.78            0              0          1.00%         -35.1%
12/31/2007          1.20            0              0          1.00%           3.5%
12/31/2006          1.16            0              0          1.00%           8.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          0.75%          14.5%
12/31/2009          0.97            0              0          0.75%          23.0%
12/31/2008          0.79            0              0          0.75%         -35.0%
12/31/2007          1.21            0              0          0.75%           3.8%
12/31/2006          1.17            0              0          0.75%           8.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.50%          14.7%
12/31/2009          0.98            0              0          0.50%          23.3%
12/31/2008          0.79            0              0          0.50%         -34.8%
12/31/2007          1.22            0              0          0.50%           4.0%
12/31/2006          1.17            0              0          0.50%           9.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.14            0     $        0          0.25%          15.0%
12/31/2009          0.99            0              0          0.25%          23.6%
12/31/2008          0.80            0              0          0.25%         -34.6%
12/31/2007          1.22            0              0          0.25%           4.3%
12/31/2006          1.17            0              0          0.25%           9.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.15            0     $        0          0.00%          15.3%
12/31/2009          1.00            0              0          0.00%          23.9%
12/31/2008          0.81            0              0          0.00%         -34.5%
12/31/2007          1.23            0              0          0.00%           4.5%
12/31/2006          1.18            0              0          0.00%           9.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.6%
2009                1.0%
2008                1.0%
2007                1.1%
2006                0.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Pioneer Fund VCT Portfolio I Class - 724027875

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,450,974    $        4,314,925                  198,438
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (56,375)
                                    ------------------
Net assets                          $        4,394,599
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,394,599             3,265,733     $               1.35
Band 100                                             -                     -                     1.37
Band 75                                              -                     -                     1.40
Band 50                                              -                     -                     1.42
Band 25                                              -                     -                     1.45
Band 0                                               -                     -                     1.60
                                    ------------------    ------------------
 Total                              $        4,394,599             3,265,733
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             54,571
Mortality & expense charges                                                                   (49,266)
                                                                                 --------------------
Net investment income (loss)                                                                    5,305
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,214)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          557,903
                                                                                 --------------------
Net gain (loss)                                                                               549,689
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            554,994
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            5,305     $           19,090
Net realized gain (loss)                                                (8,214)              (117,388)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   557,903                839,896
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      554,994                741,598
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               506,076                367,735
Cost of units redeemed                                                (617,403)              (520,328)
Account charges                                                           (488)                (1,195)
                                                            ------------------     ------------------
Increase (decrease)                                                   (111,815)              (153,788)
                                                            ------------------     ------------------
Net increase (decrease)                                                443,179                587,810
Net assets, beginning                                                3,951,420              3,363,610
                                                            ------------------     ------------------
Net assets, ending                                          $        4,394,599     $        3,951,420
                                                            ==================     ==================
Units sold                                                             448,289                394,592
Units redeemed                                                        (547,259)              (571,269)
                                                            ------------------     ------------------
Net increase (decrease)                                                (98,970)              (176,677)
Units outstanding, beginning                                         3,364,703              3,541,380
                                                            ------------------     ------------------
Units outstanding, ending                                            3,265,733              3,364,703
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  19,928,158
Cost of units redeemed/account charges                                                    (15,658,924)
Net investment income (loss)                                                                  365,741
Net realized gain (loss)                                                                     (561,909)
Realized gain distributions                                                                   185,484
Net change in unrealized appreciation (depreciation)                                          136,049
                                                                                        -------------
                                                                                        $   4,394,599
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/1997

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35        3,266     $    4,395          1.25%          14.6%
12/31/2009          1.17        3,365          3,951          1.25%          23.6%
12/31/2008          0.95        3,541          3,364          1.25%         -35.1%
12/31/2007          1.46        3,557          5,205          1.25%           3.5%
12/31/2006          1.41        4,389          6,206          1.25%          15.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          1.00%          14.9%
12/31/2009          1.19            0              0          1.00%          24.0%
12/31/2008          0.96            0              0          1.00%         -34.9%
12/31/2007          1.48            0              0          1.00%           4.1%
12/31/2006          1.42            0              0          1.00%          15.4%
                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40            0     $        0          0.75%          15.2%
12/31/2009          1.21            0              0          0.75%          24.3%
12/31/2008          0.98            0              0          0.75%         -34.8%
12/31/2007          1.49            0              0          0.75%           4.2%
12/31/2006          1.43            0              0          0.75%          15.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42            0     $        0          0.50%          15.4%
12/31/2009          1.23            0              0          0.50%          24.6%
12/31/2008          0.99            0              0          0.50%         -34.6%
12/31/2007          1.51            0              0          0.50%           4.5%
12/31/2006          1.45            0              0          0.50%          16.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45            0     $        0          0.25%          15.7%
12/31/2009          1.25            0              0          0.25%          24.9%
12/31/2008          1.00            0              0          0.25%         -34.4%
12/31/2007          1.53            0              0          0.25%           4.7%
12/31/2006          1.46            0              0          0.25%          16.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.60            0     $        0          0.00%          16.0%
12/31/2009          1.38            0              0          0.00%          25.2%
12/31/2008          1.10            0              0          0.00%         -34.3%
12/31/2007          1.68            0              0          0.00%           5.0%
12/31/2006          1.60            0              0          0.00%          16.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                1.3%
2009                1.7%
2008                1.9%
2007                1.2%
2006                1.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Pioneer High Yield Fund R Class - 72369B505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,233,337    $          976,704                  108,664
Receivables: investments sold                    3,876    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,237,213
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          930,124               663,805     $               1.40
Band 100                                       102,552                72,167                     1.42
Band 75                                              -                     -                     1.44
Band 50                                        204,537               139,954                     1.46
Band 25                                              -                     -                     1.48
Band 0                                               -                     -                     1.50
                                    ------------------    ------------------
 Total                              $        1,237,213               875,926
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             60,031
Mortality & expense charges                                                                   (13,191)
                                                                                 --------------------
Net investment income (loss)                                                                   46,840
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (28,819)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          161,694
                                                                                 --------------------
Net gain (loss)                                                                               132,875
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            179,715
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           46,840     $           41,023
Net realized gain (loss)                                               (28,819)               (63,091)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   161,694                350,834
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      179,715                328,766
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               330,525                562,398
Cost of units redeemed                                                (428,168)              (155,612)
Account charges                                                           (554)                  (496)
                                                            ------------------     ------------------
Increase (decrease)                                                    (98,197)               406,290
                                                            ------------------     ------------------
Net increase (decrease)                                                 81,518                735,056
Net assets, beginning                                                1,155,695                420,639
                                                            ------------------     ------------------
Net assets, ending                                          $        1,237,213     $        1,155,695
                                                            ==================     ==================
Units sold                                                             269,106                599,930
Units redeemed                                                        (343,255)              (200,999)
                                                            ------------------     ------------------
Net increase (decrease)                                                (74,149)               398,931
Units outstanding, beginning                                           950,075                551,144
                                                            ------------------     ------------------
Units outstanding, ending                                              875,926                950,075
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,783,552
Cost of units redeemed/account charges                                                       (855,959)
Net investment income (loss)                                                                  134,192
Net realized gain (loss)                                                                     (119,896)
Realized gain distributions                                                                    38,691
Net change in unrealized appreciation (depreciation)                                          256,633
                                                                                        -------------
                                                                                        $   1,237,213
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40          664     $      930          1.25%          15.9%
12/31/2009          1.21          733            886          1.25%          59.6%
12/31/2008          0.76          344            260          1.25%         -37.9%
12/31/2007          1.22          254            310          1.25%           5.4%
12/31/2006          1.16           41             47          1.25%           9.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42           72     $      103          1.00%          16.2%
12/31/2009          1.22           66             80          1.00%          60.0%
12/31/2008          0.76           70             53          1.00%         -37.7%
12/31/2007          1.23           74             91          1.00%           5.6%
12/31/2006          1.16           65             75          1.00%           9.1%
                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44            0     $        0          0.75%          16.5%
12/31/2009          1.24            0              0          0.75%          60.4%
12/31/2008          0.77            0              0          0.75%         -37.5%
12/31/2007          1.23            0              0          0.75%           5.9%
12/31/2006          1.17            0              0          0.75%           9.4%
                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46          140     $      205          0.50%          16.8%
12/31/2009          1.25          152            190          0.50%          60.8%
12/31/2008          0.78          138            107          0.50%         -37.4%
12/31/2007          1.24          111            138          0.50%           6.2%
12/31/2006          1.17           91            106          0.50%           9.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.25%          17.1%
12/31/2009          1.27            0              0          0.25%          61.2%
12/31/2008          0.79            0              0          0.25%         -37.2%
12/31/2007          1.25            0              0          0.25%           6.4%
12/31/2006          1.18            0              0          0.25%           9.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.50            0     $        0          0.00%          17.4%
12/31/2009          1.28            0              0          0.00%          61.6%
12/31/2008          0.79            0              0          0.00%         -37.1%
12/31/2007          1.26            0              0          0.00%           6.7%
12/31/2006          1.18            0              0          0.00%          10.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                5.0%
2009                6.2%
2008                7.0%
2007                4.9%
2006                3.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Pioneer Mid Cap Value Fund R Class - 72375Q504

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          840,966    $          718,471                   40,392
Receivables: investments sold                    5,277    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          846,243
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          846,243               749,215     $               1.13
Band 100                                             -                     -                     1.15
Band 75                                              -                     -                     1.16
Band 50                                              -                     -                     1.18
Band 25                                              -                     -                     1.19
Band 0                                               -                     -                     1.21
                                    ------------------    ------------------
 Total                              $          846,243               749,215
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,818
Mortality & expense charges                                                                   (11,598)
                                                                                 --------------------
Net investment income (loss)                                                                   (9,780)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (108,102)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          242,447
                                                                                 --------------------
Net gain (loss)                                                                               134,345
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            124,565
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (9,780)    $           (3,897)
Net realized gain (loss)                                              (108,102)               (58,726)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   242,447                222,397
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      124,565                159,774
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               223,466                269,431
Cost of units redeemed                                                (415,228)              (121,667)
Account charges                                                            (54)                  (106)
                                                            ------------------     ------------------
Increase (decrease)                                                   (191,816)               147,658
                                                            ------------------     ------------------
Net increase (decrease)                                                (67,251)               307,432
Net assets, beginning                                                  913,494                606,062
                                                            ------------------     ------------------
Net assets, ending                                          $          846,243     $          913,494
                                                            ==================     ==================
Units sold                                                             218,381                328,185
Units redeemed                                                        (406,480)              (154,997)
                                                            ------------------     ------------------
Net increase (decrease)                                               (188,099)               173,188
Units outstanding, beginning                                           937,314                764,126
                                                            ------------------     ------------------
Units outstanding, ending                                              749,215                937,314
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,840,414
Cost of units redeemed/account charges                                                     (1,053,222)
Net investment income (loss)                                                                  (28,300)
Net realized gain (loss)                                                                     (194,344)
Realized gain distributions                                                                   159,200
Net change in unrealized appreciation (depreciation)                                          122,495
                                                                                   ------------------
                                                                                   $          846,243
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.13          749     $     846           1.25%          15.9%
12/31/2009          0.97          937           913           1.25%          22.9%
12/31/2008          0.79          764           606           1.25%         -34.7%
12/31/2007          1.21          720           874           1.25%           3.7%
12/31/2006          1.17          584           683           1.25%          10.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.15            0     $        0          1.00%          16.2%
12/31/2009          0.99            0              0          1.00%          23.2%
12/31/2008          0.80            0              0          1.00%         -34.5%
12/31/2007          1.22            0              0          1.00%           4.0%
12/31/2006          1.18            0              0          1.00%          11.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.16            0     $        0          0.75%          16.5%
12/31/2009          1.00            0              0          0.75%          23.5%
12/31/2008          0.81            0              0          0.75%         -34.4%
12/31/2007          1.23            0              0          0.75%           4.2%
12/31/2006          1.18            0              0          0.75%          11.3%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.18            0     $        0          0.50%          16.8%
12/31/2009          1.01            0              0          0.50%          23.8%
12/31/2008          0.81            0              0          0.50%         -34.2%
12/31/2007          1.24            0              0          0.50%           4.5%
12/31/2006          1.18            0              0          0.50%          11.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19            0     $        0          0.25%          17.1%
12/31/2009          1.02            0              0          0.25%          24.1%
12/31/2008          0.82            0              0          0.25%         -34.0%
12/31/2007          1.25            0              0          0.25%           4.8%
12/31/2006          1.19            0              0          0.25%          11.8%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21            0     $        0          0.00%          17.4%
12/31/2009          1.03            0              0          0.00%          24.4%
12/31/2008          0.83            0              0          0.00%         -33.9%
12/31/2007          1.25            0              0          0.00%           5.0%
12/31/2006          1.19            0              0          0.00%          12.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.2%
2009                     0.7%
2008                     0.8%
2007                     0.2%
2006                     0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Pioneer Oak Ridge Large Cap Growth Fund R Class - 72387T702

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            8,110    $            7,670                      689
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (72)
                                    ------------------
Net assets                          $            8,038
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            8,038                 8,119     $               0.99
Band 100                                             -                     -                     1.00
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.05
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $            8,038                 8,119
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (91)
                                                                                 --------------------
Net investment income (loss)                                                                      (91)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          125
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              196
                                                                                 --------------------
Net gain (loss)                                                                                   321
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                230
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (91)    $              (15)
Net realized gain (loss)                                                   125                      1
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       196                    244
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          230                    230
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 8,382                  5,154
Cost of units redeemed                                                  (5,955)                     -
Account charges                                                             (2)                    (1)
                                                            ------------------     ------------------
Increase (decrease)                                                      2,425                  5,153
                                                            ------------------     ------------------
Net increase (decrease)                                                  2,655                  5,383
Net assets, beginning                                                    5,383                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            8,038     $            5,383
                                                            ==================     ==================
Units sold                                                               8,859                  5,773
Units redeemed                                                          (6,512)                    (1)
                                                            ------------------     ------------------
Net increase (decrease)                                                  2,347                  5,772
Units outstanding, beginning                                             5,772                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                8,119                  5,772
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           13,949
Cost of units redeemed/account charges                                                         (6,329)
Net investment income (loss)                                                                     (109)
Net realized gain (loss)                                                                           59
Realized gain distributions                                                                        28
Net change in unrealized appreciation (depreciation)                                              440
                                                                                   ------------------
                                                                                   $            8,038
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            8     $        8          1.25%           6.2%
12/31/2009          0.93            6              5          1.25%          31.6%
12/31/2008          0.71            0              0          1.25%         -39.2%
12/31/2007          1.17            0              0          1.25%           5.9%
12/31/2006          1.10            0              0          1.25%           1.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.00            0     $        0          1.00%           6.4%
12/31/2009          0.94            0              0          1.00%          31.9%
12/31/2008          0.72            0              0          1.00%         -39.0%
12/31/2007          1.17            0              0          1.00%           6.2%
12/31/2006          1.11            0              0          1.00%           1.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.75%           6.7%
12/31/2009          0.95            0              0          0.75%          32.2%
12/31/2008          0.72            0              0          0.75%         -38.9%
12/31/2007          1.18            0              0          0.75%           6.4%
12/31/2006          1.11            0              0          0.75%           1.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.03            0     $        0          0.50%           7.0%
12/31/2009          0.97            0              0          0.50%          32.6%
12/31/2008          0.73            0              0          0.50%         -38.7%
12/31/2007          1.19            0              0          0.50%           6.7%
12/31/2006          1.11            0              0          0.50%           1.9%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.05            0     $        0          0.25%           7.2%
12/31/2009          0.98            0              0          0.25%          32.9%
12/31/2008          0.73            0              0          0.25%         -38.6%
12/31/2007          1.20            0              0          0.25%           7.0%
12/31/2006          1.12            0              0          0.25%           2.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.00%           7.5%
12/31/2009          0.99            0              0          0.00%          33.2%
12/31/2008          0.74            0              0          0.00%         -38.4%
12/31/2007          1.20            0              0          0.00%           7.2%
12/31/2006          1.12            0              0          0.00%           2.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Prudential Financial Services Fund A Class - 74441P106

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            8,422    $            8,634                      637
Receivables: investments sold                    4,813    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           13,235
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           13,235                11,141     $               1.19
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.20
Band 25                                              -                     -                     1.20
Band 0                                               -                     -                     1.20
                                    ------------------    ------------------
 Total                              $           13,235                11,141
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  9
Mortality & expense charges                                                                       (15)
                                                                                 --------------------
Net investment income (loss)                                                                       (6)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            6
Realized gain distributions                                                                       416
Net change in unrealized appreciation (depreciation)                                             (212)
                                                                                 --------------------
Net gain (loss)                                                                                   210
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                204
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               (6)    $                -
Net realized gain (loss)                                                     6                      -
Realized gain distributions                                                416                      -
Net change in unrealized appreciation (depreciation)                      (212)                     -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          204                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                13,301                      -
Cost of units redeemed                                                    (270)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     13,031                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 13,235                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           13,235     $                -
                                                            ==================     ==================
Units sold                                                              11,382                      -
Units redeemed                                                            (241)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 11,141                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               11,141                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           13,301
Cost of units redeemed/account charges                                                           (270)
Net investment income (loss)                                                                       (6)
Net realized gain (loss)                                                                            6
Realized gain distributions                                                                       416
Net change in unrealized appreciation (depreciation)                                             (212)
                                                                                   ------------------
                                                                                   $           13,235
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19           11     $       13          1.25%          15.9%
12/31/2009          1.02            0              0          1.25%           2.5%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19            0     $        0          1.00%          16.2%
12/31/2009          1.02            0              0          1.00%           2.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19            0     $        0          0.75%          16.5%
12/31/2009          1.02            0              0          0.75%           2.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20            0     $        0          0.50%          16.8%
12/31/2009          1.02            0              0          0.50%           2.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20            0     $        0          0.25%          17.1%
12/31/2009          1.02            0              0          0.25%           2.5%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20            0     $        0          0.00%          17.4%
12/31/2009          1.03            0              0          0.00%           2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.1%
2009                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Prudential Financial Services Fund Z Class - 74441P403 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.19
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.20
Band 25                                              -                     -                     1.20
Band 0                                               -                     -                     1.21
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19            0     $        0          1.25%          16.3%
12/31/2009          1.02            0              0          1.25%           2.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19            0     $        0          1.00%          16.6%
12/31/2009          1.02            0              0          1.00%           2.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20            0     $        0          0.75%          16.9%
12/31/2009          1.02            0              0          0.75%           2.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20            0     $        0          0.50%          17.2%
12/31/2009          1.02            0              0          0.50%           2.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20            0     $        0          0.25%          17.5%
12/31/2009          1.02            0              0          0.25%           2.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21            0     $        0          0.00%          17.8%
12/31/2009          1.02            0              0          0.00%           2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Prudential Global Real Estate A Class - 744336108

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           17,708    $           17,420                      930
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           17,708
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           17,708                14,680     $                 1.21
Band 100                                             -                     -                       1.21
Band 75                                              -                     -                       1.21
Band 50                                              -                     -                       1.21
Band 25                                              -                     -                       1.21
Band 0                                               -                     -                       1.22
                                    ------------------    ------------------
 Total                              $           17,708                14,680
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                424
Mortality & expense charges                                                                       (48)
                                                                                 --------------------
Net investment income (loss)                                                                      376
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           69
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              288
                                                                                 --------------------
Net gain (loss)                                                                                   357
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                733
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              376     $                -
Net realized gain (loss)                                                    69                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       288                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          733                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                18,276                      -
Cost of units redeemed                                                  (1,301)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     16,975                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 17,708                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           17,708     $                -
                                                            ==================     ==================
Units sold                                                              15,801                      -
Units redeemed                                                          (1,121)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 14,680                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               14,680                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           18,276
Cost of units redeemed/account charges                                                         (1,301)
Net investment income (loss)                                                                      376
Net realized gain (loss)                                                                           69
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              288
                                                                                   ------------------
                                                                                   $           17,708
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21           15     $       18          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.22            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     4.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Prudential Global Real Estate Z Class - 744336504

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          152,693    $          142,534                    8,002
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (4,167)
                                    ------------------
Net assets                          $          148,526
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          148,526               122,877     $               1.21
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.21
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.22
                                    ------------------    ------------------
 Total                              $          148,526               122,877
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              3,988
Mortality & expense charges                                                                      (707)
                                                                                 --------------------
Net investment income (loss)                                                                    3,281
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          467
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           10,159
                                                                                 --------------------
Net gain (loss)                                                                                10,626
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             13,907
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            3,281     $                -
Net realized gain (loss)                                                   467                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    10,159                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       13,907                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               153,077                      -
Cost of units redeemed                                                 (18,333)                     -
Account charges                                                           (125)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    134,619                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                148,526                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          148,526     $                -
                                                            ==================     ==================
Units sold                                                             139,292                      -
Units redeemed                                                         (16,415)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                122,877                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              122,877                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           153,077
Cost of units redeemed/account charges                                                        (18,458)
Net investment income (loss)                                                                    3,281
Net realized gain (loss)                                                                          467
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           10,159
                                                                                   ------------------
                                                                                   $          148,526
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21            123          $149         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.25%            0.0%

                                           BAND 0
           ----------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             5.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    Prudential High-Yield A Class - 74440Y108

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           26,780    $           26,678                    4,860
Receivables: investments sold                      169    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           26,949
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           26,949                24,331     $               1.11
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.11
Band 0                                               -                     -                     1.12
                                    ------------------    ------------------
 Total                              $           26,949                24,331
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 81
Mortality & expense charges                                                                       (21)
                                                                                 --------------------
Net investment income (loss)                                                                       60
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           43
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              102
                                                                                 --------------------
Net gain (loss)                                                                                   145
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                205
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               60     $                -
Net realized gain (loss)                                                    43                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       102                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          205                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                28,968                      -
Cost of units redeemed                                                  (2,218)                     -
Account charges                                                             (6)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                     26,744                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 26,949                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           26,949     $                -
                                                            ==================     ==================
Units sold                                                              26,374                      -
Units redeemed                                                          (2,043)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 24,331                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               24,331                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           28,968
Cost of units redeemed/account charges                                                         (2,224)
Net investment income (loss)                                                                       60
Net realized gain (loss)                                                                           43
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              102
                                                                                   ------------------
                                                                                   $           26,949
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11             24    $       27         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11              0    $        0         0.75%            0.0%

                                           BAND 50
           ----------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    Prudential High-Yield Z Class - 74440Y801

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          538,136    $          539,436                   97,312
Receivables: investments sold                    1,155    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          539,291
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          539,291               485,076     $               1.11
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.12
Band 50                                              -                     -                     1.12
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.12
                                    ------------------    ------------------
 Total                              $          539,291               485,076
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              4,771
Mortality & expense charges                                                                      (783)
                                                                                 --------------------
Net investment income (loss)                                                                    3,988
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (355)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,300)
                                                                                 --------------------
Net gain (loss)                                                                                (1,655)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,333
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            3,988     $                -
Net realized gain (loss)                                                  (355)                     -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    (1,300)                     -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        2,333                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               570,024                      -
Cost of units redeemed                                                 (33,056)                     -
Account charges                                                            (10)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    536,958                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                539,291                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          539,291     $                -
                                                            ==================     ==================
Units sold                                                             515,215                      -
Units redeemed                                                         (30,139)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                485,076                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              485,076                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          570,024
Cost of units redeemed/account charges                                                        (33,066)
Net investment income (loss)                                                                    3,988
Net realized gain (loss)                                                                         (355)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,300)
                                                                                   ------------------
                                                                                   $          539,291
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11            485    $      539         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.11              0    $        0         1.00%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.12              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Prudential Jennison 20/20 Focus A Class - 74440G107

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           13,371    $           12,950                      841
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           13,370
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           13,370                11,571     $               1.16
Band 100                                             -                     -                     1.16
Band 75                                              -                     -                     1.16
Band 50                                              -                     -                     1.16
Band 25                                              -                     -                     1.16
Band 0                                               -                     -                     1.16
                                    ------------------    ------------------
 Total                              $           13,370                11,571
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (13)
                                                                                 --------------------
Net investment income (loss)                                                                      (13)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              421
                                                                                 --------------------
Net gain (loss)                                                                                   422
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                409
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (13)    $                -
Net realized gain (loss)                                                     1                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       421                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          409                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                12,961                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     12,961                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 13,370                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           13,370     $                -
                                                            ==================     ==================
Units sold                                                              11,571                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 11,571                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               11,571                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           12,961
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                      (13)
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              421
                                                                                   ------------------
                                                                                   $           13,370
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16             12    $       13         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Prudential Jennison 20/20 Focus Z Class - 74440G404 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.16
Band 100                                             -                     -                     1.16
Band 75                                              -                     -                     1.16
Band 50                                              -                     -                     1.16
Band 25                                              -                     -                     1.16
Band 0                                               -                     -                     1.17
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.16              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.17              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Prudential Jennison Health Sciences Fund A Class - 74441P502

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           19,094    $           17,911                      820
Receivables: investments sold                        3    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           19,097
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           19,097                15,814     $               1.21
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.22
                                    ------------------    ------------------
 Total                              $           19,097                15,814
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (57)
                                                                                 --------------------
Net investment income (loss)                                                                      (57)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          173
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,183
                                                                                 --------------------
Net gain (loss)                                                                                 1,356
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,299
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (57)    $                -
Net realized gain (loss)                                                   173                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,183                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,299                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                20,820                      -
Cost of units redeemed                                                  (3,022)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     17,798                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 19,097                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           19,097     $                -
                                                            ==================     ==================
Units sold                                                              18,459                      -
Units redeemed                                                          (2,645)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 15,814                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               15,814                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           20,820
Cost of units redeemed/account charges                                                         (3,022)
Net investment income (loss)                                                                      (57)
Net realized gain (loss)                                                                          173
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,183
                                                                                   ------------------
                                                                                   $           19,097
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21             16    $       19         1.25%           16.9%
12/31/2009       1.03              0             0         1.25%            3.3%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         1.00%           17.2%
12/31/2009       1.03              0             0         1.00%            3.3%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         0.75%           17.5%
12/31/2009       1.03              0             0         0.75%            3.3%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.50%           17.8%
12/31/2009       1.03              0             0         0.50%            3.3%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.25%           18.1%
12/31/2009       1.03              0             0         0.25%            3.3%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0          0.00%          18.4%
12/31/2009       1.03              0             0          0.00%           3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
    Prudential Jennison Health Sciences Fund Z Class - 74441P866 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.21
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.22
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.23
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
                                                                                 --------------------
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010  $    1.21              0    $        0         1.25%           17.3%
12/31/2009       1.03              0             0         1.25%            3.2%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         1.00%           17.6%
12/31/2009       1.03              0             0         1.00%            3.2%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.75%           17.9%
12/31/2009       1.03              0             0         0.75%            3.2%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.50%           18.2%
12/31/2009       1.03              0             0         0.50%            3.2%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.25%           18.5%
12/31/2009       1.03              0             0         0.25%            3.2%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.23              0    $        0         0.00%           18.8%
12/31/2009       1.03              0             0         0.00%            3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Prudential Jennison Mid Cap Growth Fund A Class - 74441C105

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          150,705    $          140,633                    5,504
Receivables: investments sold                       78    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          150,783
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          150,783               125,190     $               1.20
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.21
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.22
                                    ------------------    ------------------
 Total                              $          150,783               125,190
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $               -
Mortality & expense charges                                                                   (373)
                                                                                 -----------------
Net investment income (loss)                                                                  (373)
                                                                                 -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       957
Realized gain distributions                                                                      -
Net change in unrealized appreciation (depreciation)                                        10,072
                                                                                 -----------------
Net gain (loss)                                                                             11,029
                                                                                 -----------------
Increase (decrease) in net assets from operations                                $          10,656
                                                                                 =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (373)    $                -
Net realized gain (loss)                                                   957                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    10,072                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       10,656                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               150,593                      -
Cost of units redeemed                                                 (10,456)                     -
Account charges                                                            (10)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    140,127                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                150,783                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          150,783     $                -
                                                            ==================     ==================
Units sold                                                             134,459                      -
Units redeemed                                                          (9,269)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                125,190                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              125,190                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          150,593
Cost of units redeemed/account charges                                                        (10,466)
Net investment income (loss)                                                                     (373)
Net realized gain (loss)                                                                          957
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           10,072
                                                                                   ------------------
                                                                                   $          150,783
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.20            125    $      151         1.25%           18.5%
12/31/2009       1.02              0             0         1.25%            1.6%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         1.00%           18.8%
12/31/2009       1.02              0             0         1.00%            1.7%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         0.75%           19.1%
12/31/2009       1.02              0             0         0.75%            1.7%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         0.50%           19.4%
12/31/2009       1.02              0             0         0.50%            1.7%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.25%           19.7%
12/31/2009       1.02              0             0         0.25%            1.7%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.00%           20.0%
12/31/2009       1.02              0             0         0.00%            1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Prudential Jennison Mid Cap Growth Fund Z Class - 74441C808

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,936,895    $        2,734,001                  103,557
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (78,479)
                                    ------------------
Net assets                          $        2,858,416
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,858,416             2,366,803     $               1.21
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.22
                                    ------------------    ------------------
 Total                              $        2,858,416             2,366,803
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (6,881)
                                                                                 --------------------
Net investment income (loss)                                                                   (6,881)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,697
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          202,894
                                                                                 --------------------
Net gain (loss)                                                                               204,591
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            197,710
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (6,881)    $                -
Net realized gain (loss)                                                 1,697                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   202,894                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      197,710                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,659,780                      -
Cost of units redeemed                                                (998,999)                     -
Account charges                                                            (75)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                  2,660,706                      -
                                                            ------------------     ------------------
Net increase (decrease)                                              2,858,416                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        2,858,416     $                -
                                                            ==================     ==================
Units sold                                                           3,563,055                      -
Units redeemed                                                      (1,196,252)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                              2,366,803                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            2,366,803                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,659,780
Cost of units redeemed/account charges                                                       (999,074)
Net investment income (loss)                                                                   (6,881)
Net realized gain (loss)                                                                        1,697
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          202,894
                                                                                   ------------------
                                                                                   $        2,858,416
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21          2,367    $    2,858         1.25%           18.8%
12/31/2009       1.02              0             0         1.25%            1.6%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         1.00%           19.1%
12/31/2009       1.02              0             0         1.00%            1.6%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.21              0    $        0         0.75%           19.4%
12/31/2009       1.02              0             0         0.75%            1.7%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.50%           19.7%
12/31/2009       1.02              0             0         0.50%            1.7%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.25%           20.0%
12/31/2009       1.02              0             0         0.25%            1.7%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.22              0    $        0         0.00%           20.3%
12/31/2009       1.02              0             0         0.00%            1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Prudential Jennison Natural Resources Fund A Class - 74441K107

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           18,429    $           17,325                      322
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (9)
                                    ------------------
Net assets                          $           18,420
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           18,420                14,085     $               1.31
Band 100                                             -                     -                     1.31
Band 75                                              -                     -                     1.31
Band 50                                              -                     -                     1.32
Band 25                                              -                     -                     1.32
Band 0                                               -                     -                     1.32
                                    ------------------    ------------------
 Total                              $           18,420                14,085
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 48
Mortality & expense charges                                                                       (20)
                                                                                 --------------------
Net investment income (loss)                                                                       28
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,104
                                                                                 --------------------
Net gain (loss)                                                                                 1,105
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,133
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               28     $                -
Net realized gain (loss)                                                     1                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,104                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,133                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                17,302                      -
Cost of units redeemed                                                     (13)                     -
Account charges                                                             (2)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                     17,287                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 18,420                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           18,420     $                -
                                                            ==================     ==================
Units sold                                                              14,098                      -
Units redeemed                                                             (13)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 14,085                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               14,085                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           17,302
Cost of units redeemed/account charges                                                            (15)
Net investment income (loss)                                                                       28
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,104
                                                                                   ------------------
                                                                                   $           18,420
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.31             14    $       18         1.25%         26.2%
12/31/2009       1.04              0             0         1.25%          3.6%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.31              0    $        0         1.00%           26.5%
12/31/2009       1.04              0             0         1.00%            3.6%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.31              0    $        0         0.75%           26.8%
12/31/2009       1.04              0             0         0.75%            3.6%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.32              0    $        0         0.50%           27.2%
12/31/2009       1.04              0             0         0.50%            3.7%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.32              0    $        0         0.25%           27.5%
12/31/2009       1.04              0             0         0.25%            3.7%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.32              0    $        0         0.00%           27.8%
12/31/2009       1.04              0             0         0.00%            3.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.5%
2009             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Prudential Jennison Natural Resources Fund Z Class - 74441K503

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          140,415    $          125,653                    2,399
Receivables: investments sold                    6,491    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          146,906
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          146,906               111,988     $               1.31
Band 100                                             -                     -                     1.32
Band 75                                              -                     -                     1.32
Band 50                                              -                     -                     1.32
Band 25                                              -                     -                     1.33
Band 0                                               -                     -                     1.33
                                    ------------------    ------------------
 Total                              $          146,906               111,988
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,194
Mortality & expense charges                                                                      (313)
                                                                                 --------------------
Net investment income (loss)                                                                      881
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          135
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           14,762
                                                                                 --------------------
Net gain (loss)                                                                                14,897
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             15,778
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              881     $                -
Net realized gain (loss)                                                   135                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    14,762                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       15,778                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               140,532                      -
Cost of units redeemed                                                  (9,404)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                    131,128                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                146,906                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          146,906     $                -
                                                            ==================     ==================
Units sold                                                             120,448                      -
Units redeemed                                                          (8,460)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                111,988                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              111,988                      -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          140,532
Cost of units redeemed/account charges                                                         (9,404)
Net investment income (loss)                                                                      881
Net realized gain (loss)                                                                          135
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           14,762
                                                                                   ------------------
                                                                                   $          146,906
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.31            112    $      147         1.25%           26.6%
12/31/2009       1.04              0             0         1.25%            3.7%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.32              0    $        0         1.00%           26.9%
12/31/2009       1.04              0             0         1.00%            3.7%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.32              0    $        0         0.75%           27.2%
12/31/2009       1.04              0             0         0.75%            3.7%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.32              0    $        0         0.50%           27.5%
12/31/2009       1.04              0             0         0.50%            3.7%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.33              0    $        0         0.25%           27.8%
12/31/2009       1.04              0             0         0.25%            3.7%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.33              0    $        0         0.00%           28.1%
12/31/2009       1.04              0             0         0.00%            3.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010            1.6%
2009            0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Prudential Total Return Bond A Class - 74440B108

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           48,115    $           49,407                    3,486
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           48,114
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           48,114                45,958     $               1.05
Band 100                                             -                     -                     1.05
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.05
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
 Total                              $           48,114                45,958
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                561
Mortality & expense charges                                                                      (153)
                                                                                 --------------------
Net investment income (loss)                                                                      408
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            7
Realized gain distributions                                                                       541
Net change in unrealized appreciation (depreciation)                                           (1,292)
                                                                                 --------------------
Net gain (loss)                                                                                  (744)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $               (336)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              408     $                -
Net realized gain (loss)                                                     7                      -
Realized gain distributions                                                541                      -
Net change in unrealized appreciation (depreciation)                    (1,292)                     -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                         (336)                     -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                50,989                      -
Cost of units redeemed                                                  (2,539)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     48,450                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 48,114                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           48,114     $                -
                                                            ==================     ==================
Units sold                                                              48,399                      -
Units redeemed                                                          (2,441)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 45,958                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               45,958                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           50,989
Cost of units redeemed/account charges                                                         (2,539)
Net investment income (loss)                                                                      408
Net realized gain (loss)                                                                            7
Realized gain distributions                                                                       541
Net change in unrealized appreciation (depreciation)                                           (1,292)
                                                                                   ------------------
                                                                                   $           48,114
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05             46    $       48         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Prudential Total Return Bond Z Class - 74440B405 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.05
Band 100                                             -                     -                     1.05
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.05
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================

Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Ridgeworth High Income A Class - 76628T504 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010            0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Ridgeworth High Income R Class - 76628T603 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.01
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.01              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         0.25%             0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Ridgeworth Large Cap Value A Class - 76628R664 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.09
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.09
Band 25                                              -                     -                     1.09
Band 0                                               -                     -                     1.09
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09           0      $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Ridgeworth Large Cap Value Inst Class - 76628R672 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.09
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.09
Band 25                                              -                     -                     1.09
Band 0                                               -                     -                     1.09
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Ridgeworth Mid-Cap Value A Class - 76628R599 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.11
Band 100                                             -                     -                     1.12
Band 75                                              -                     -                     1.12
Band 50                                              -                     -                     1.12
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.12
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Ridgeworth Mid-Cap Value Inst Class - 76628R615 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.12
Band 100                                             -                     -                     1.12
Band 75                                              -                     -                     1.12
Band 50                                              -                     -                     1.12
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.12
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0    $         0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0    $         0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Ridgeworth Small Cap Value A Class - 76628R466 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.09
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.09
Band 25                                              -                     -                     1.09
Band 0                                               -                     -                     1.09
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.75%          0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Ridgeworth Small Cap Value Inst Class - 76628R474 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.09
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.09
Band 25                                              -                     -                     1.09
Band 0                                               -                     -                     1.09
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.09            0     $        0           0.00%          0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Ridgeworth Total Return Bond A Class - 76628T496 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.99
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     0.99
Band 50                                              -                     -                     0.99
Band 25                                              -                     -                     0.99
Band 0                                               -                     -                     0.99
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
Net increase (decrease)                                                      -                      -
                                                            ------------------     ------------------
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0    $         0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Ridgeworth Total Return Bond R Class - 76628T488 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.99
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     0.99
Band 50                                              -                     -                     0.99
Band 25                                              -                     -                     0.99
Band 0                                               -                     -                     0.99
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.99            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  Russell Emerging Markets S Class - 782493746

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           18,238    $           16,455                      875
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           18,238
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           18,238                 8,635     $               2.11
Band 100                                             -                     -                     2.12
Band 75                                              -                     -                     2.13
Band 50                                              -                     -                     2.14
Band 25                                              -                     -                     2.16
Band 0                                               -                     -                     2.17
                                    ------------------    ------------------
 Total                              $           18,238                 8,635
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                166
Mortality & expense charges                                                                       (69)
                                                                                 --------------------
Net investment income (loss)                                                                       97
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           10
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,417
                                                                                 --------------------
Net gain (loss)                                                                                 1,427
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,524
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               97     $              (37)
Net realized gain (loss)                                                    10                  4,742
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,417                    366
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,524                  5,071
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                13,338                 (1,695)
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     13,338                 (1,695)
                                                            ------------------     ------------------
Net increase (decrease)                                                 14,862                  3,376
Net assets, beginning                                                    3,376                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           18,238     $            3,376
                                                            ==================     ==================
Units sold                                                               6,739                 35,744
Units redeemed                                                               -                (33,848)
                                                            ------------------     ------------------
Net increase (decrease)                                                  6,739                  1,896
Units outstanding, beginning                                             1,896                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                8,635                  1,896
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           11,643
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                       60
Net realized gain (loss)                                                                        4,752
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,783
                                                                                   ------------------
                                                                                   $           18,238
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.11            9     $       18          1.25%          18.6%
12/31/2009          1.78            2              3          1.25%          81.7%
12/31/2008          0.98            7              7          1.25%          -2.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.12            0     $        0          1.00%          18.9%
12/31/2009          1.79            0              0          1.00%          82.2%
12/31/2008          0.98            0              0          1.00%          -2.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.13            0     $        0          0.75%          19.2%
12/31/2009          1.79            0              0          0.75%          82.7%
12/31/2008          0.98            0              0          0.75%          -2.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.14            0     $        0          0.50%          19.5%
12/31/2009          1.79            0              0          0.50%          83.2%
12/31/2008          0.98            0              0          0.50%          -2.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.16            0     $        0          0.25%          19.8%
12/31/2009          1.80            0              0          0.25%          83.6%
12/31/2008          0.98            0              0          0.25%          -2.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     2.17            0     $        0          0.00%          20.1%
12/31/2009          1.80            0              0          0.00%          84.1%
12/31/2008          0.98            0              0          0.00%          -2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.5%
2009                     5.1%
2008                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Russell Global Equity S Class - 782478119 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.53
Band 100                                             -                     -                     1.53
Band 75                                              -                     -                     1.54
Band 50                                              -                     -                     1.55
Band 25                                              -                     -                     1.56
Band 0                                               -                     -                     1.57
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.53            0     $        0          1.25%          13.3%
12/31/2009          1.35            0              0          1.25%          35.0%
12/31/2008          1.00            0              0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.53            0     $        0          1.00%          13.6%
12/31/2009          1.35            0              0          1.00%          35.5%
12/31/2008          1.00            0              0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54            0     $        0          0.75%          13.8%
12/31/2009          1.36            0              0          0.75%          35.8%
12/31/2008          1.00            0              0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.55            0     $        0          0.50%          14.1%
12/31/2009          1.36            0              0          0.50%          36.1%
12/31/2008          1.00            0              0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.25%          14.4%
12/31/2009          1.36            0              0          0.25%          36.5%
12/31/2008          1.00            0              0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57            0     $        0          0.00%          14.7%
12/31/2009          1.37            0              0          0.00%          36.8%
12/31/2008          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Russell Global Real Estate Securities S Class - 782493761

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,439,128    $        1,257,108                   39,876
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,175)
                                    ------------------
Net assets                          $        1,437,953
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,437,953               932,805     $               1.54
Band 100                                             -                     -                     1.55
Band 75                                              -                     -                     1.56
Band 50                                              -                     -                     1.57
Band 25                                              -                     -                     1.57
Band 0                                               -                     -                     1.58
                                    ------------------    ------------------
 Total                              $        1,437,953               932,805
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             28,247
Mortality & expense charges                                                                   (14,040)
                                                                                 --------------------
Net investment income (loss)                                                                   14,207
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       25,145
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          180,630
                                                                                 --------------------
Net gain (loss)                                                                               205,775
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            219,982
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           14,207      $              576
Net realized gain (loss)                                                25,145                     678
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   180,630                   1,390
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      219,982                   2,644
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               549,284                 823,766
Cost of units redeemed                                                (152,314)                 (5,102)
Account charges                                                           (283)                    (24)
                                                            ------------------      ------------------
Increase (decrease)                                                    396,687                 818,640
                                                            ------------------      ------------------
Net increase (decrease)                                                616,669                 821,284
Net assets, beginning                                                  821,284                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        1,437,953      $          821,284
                                                            ==================      ==================
Units sold                                                             423,459                 651,964
Units redeemed                                                        (138,604)                 (4,014)
                                                            ------------------      ------------------
Net increase (decrease)                                                284,855                 647,950
Units outstanding, beginning                                           647,950                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              932,805                 647,950
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,373,050
Cost of units redeemed/account charges                                                        (157,723)
Net investment income (loss)                                                                    14,783
Net realized gain (loss)                                                                        25,823
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           182,020
                                                                                      ----------------
                                                                                      $      1,437,953
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.54          933     $    1,438          1.25%          21.6%
12/31/2009          1.27          648            821          1.25%          28.0%
12/31/2008          0.99            2              2          1.25%          -1.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.55            0     $        0          1.00%          21.9%
12/31/2009          1.27            0              0          1.00%          28.4%
12/31/2008          0.99            0              0          1.00%          -1.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.56            0     $        0          0.75%          22.2%
12/31/2009          1.27            0              0          0.75%          28.8%
12/31/2008          0.99            0              0          0.75%          -1.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57            0     $        0          0.50%          22.5%
12/31/2009          1.28            0              0          0.50%          29.1%
12/31/2008          0.99            0              0          0.50%          -1.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.57            0     $        0          0.25%          22.8%
12/31/2009          1.28            0              0          0.25%          29.4%
12/31/2008          0.99            0              0          0.25%          -1.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.58            0     $        0          0.00%          23.1%
12/31/2009          1.28            0              0          0.00%          29.7%
12/31/2008          0.99            0              0          0.00%          -1.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         2.5%
2009         0.2%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
    Russell International Developed Markets S Class - 782494488 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.35
Band 100                                             -                     -                     1.36
Band 75                                              -                     -                     1.36
Band 50                                              -                     -                     1.37
Band 25                                              -                     -                     1.38
Band 0                                               -                     -                     1.38
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -      $                -
Net realized gain (loss)                                                     -                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                         -                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                            -                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                       -
Cost of units redeemed                                                       -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                          -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                      -                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $                -      $                -
                                                            ==================      ==================
Units sold                                                                   -                       -
Units redeemed                                                               -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                      -                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                                    -                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $              -
Cost of units redeemed/account charges                                                               -
Net investment income (loss)                                                                         -
Net realized gain (loss)                                                                             -
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                                 -
                                                                                      ----------------
                                                                                      $              -
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35            0     $        0          1.25%           6.8%
12/31/2009          1.26            0              0          1.25%          27.7%
12/31/2008          0.99            0              0          1.25%          -1.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            0     $        0          1.00%           7.1%
12/31/2009          1.27            0              0          1.00%          28.1%
12/31/2008          0.99            0              0          1.00%          -1.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            0     $        0          0.75%           7.4%
12/31/2009          1.27            0              0          0.75%          28.5%
12/31/2008          0.99            0              0          0.75%          -1.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.50%           7.6%
12/31/2009          1.27            0              0          0.50%          28.8%
12/31/2008          0.99            0              0          0.50%          -1.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.25%           7.9%
12/31/2009          1.28            0              0          0.25%          29.1%
12/31/2008          0.99            0              0          0.25%          -1.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.00%           8.2%
12/31/2009          1.28            0              0          0.00%          29.4%
12/31/2008          0.99            0              0          0.00%          -1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Russell Investment Grade Bond S Class - 782494835 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.23
Band 100                                             -                     -                     1.24
Band 75                                              -                     -                     1.24
Band 50                                              -                     -                     1.25
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -      $                -
Net realized gain (loss)                                                     -                       -
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                         -                       -
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                            -                       -
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                       -
Cost of units redeemed                                                       -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                          -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                      -                       -
Net assets, beginning                                                        -                       -
                                                            ------------------      ------------------
Net assets, ending                                          $                -      $                -
                                                            ==================      ==================
Units sold                                                                   -                       -
Units redeemed                                                               -                       -
                                                            ------------------      ------------------
Net increase (decrease)                                                      -                       -
Units outstanding, beginning                                                 -                       -
                                                            ------------------      ------------------
Units outstanding, ending                                                    -                       -
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $              -
Cost of units redeemed/account charges                                                               -
Net investment income (loss)                                                                         -
Net realized gain (loss)                                                                             -
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                                 -
                                                                                      ----------------
                                                                                      $              -
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.23            0     $        0          1.25%           7.2%
12/31/2009          1.15            0              0          1.25%          13.3%
12/31/2008          1.01            0              0          1.25%           1.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.24            0     $        0          1.00%           7.5%
12/31/2009          1.15            0              0          1.00%          13.7%
12/31/2008          1.01            0              0          1.00%           1.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.24            0     $        0          0.75%           7.8%
12/31/2009          1.15            0              0          0.75%          13.9%
12/31/2008          1.01            0              0          0.75%           1.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.25            0     $        0          0.50%           8.0%
12/31/2009          1.15            0              0          0.50%          14.2%
12/31/2008          1.01            0              0          0.50%           1.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.25            0     $        0          0.25%           8.3%
12/31/2009          1.16            0              0          0.25%          14.5%
12/31/2008          1.01            0              0          0.25%           1.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.26            0     $        0          0.00%           8.6%
12/31/2009          1.16            0              0          0.00%          14.8%
12/31/2008          1.01            0              0          0.00%           1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2010 Strategy Fund R1 Class - 782478291

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,982,554    $        4,351,544                  474,077
Receivables: investments sold                   11,210    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,993,764
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,993,764             3,679,190     $               1.36
Band 100                                             -                     -                     1.36
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.38
Band 25                                              -                     -                     1.39
Band 0                                               -                     -                     1.39
                                    ------------------    ------------------
 Total                              $        4,993,764             3,679,190
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            222,361
Mortality & expense charges                                                                   (56,630)
                                                                                 --------------------
Net investment income (loss)                                                                  165,731
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       88,415
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          208,673
                                                                                 --------------------
Net gain (loss)                                                                               297,088
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            462,819
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          165,731      $           89,155
Net realized gain (loss)                                                88,415                  42,177
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   208,673                 422,337
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      462,819                 553,669
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,051,685               4,234,695
Cost of units redeemed                                                (759,425)               (545,973)
Account charges                                                         (1,451)                 (2,255)
                                                            ------------------      ------------------
Increase (decrease)                                                    290,809               3,686,467
                                                            ------------------      ------------------
Net increase (decrease)                                                753,628               4,240,136
Net assets, beginning                                                4,240,136                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        4,993,764      $        4,240,136
                                                            ==================      ==================
Units sold                                                             859,167               3,937,201
Units redeemed                                                        (638,650)               (478,528)
                                                            ------------------      ------------------
Net increase (decrease)                                                220,517               3,458,673
Units outstanding, beginning                                         3,458,673                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            3,679,190               3,458,673
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,286,380
Cost of units redeemed/account charges                                                      (1,309,104)
Net investment income (loss)                                                                   254,886
Net realized gain (loss)                                                                       130,592
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           631,010
                                                                                      ----------------
                                                                                      $      4,993,764
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36        3,679     $    4,994          1.25%          10.7%
12/31/2009          1.23        3,459          4,240          1.25%          21.8%
12/31/2008          1.01            0              0          1.25%           0.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36            0     $        0          1.00%          11.0%
12/31/2009          1.23            0              0          1.00%          22.2%
12/31/2008          1.01            0              0          1.00%           0.6%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.75%          11.3%
12/31/2009          1.23            0              0          0.75%          22.5%
12/31/2008          1.01            0              0          0.75%           0.6%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.50%          11.5%
12/31/2009          1.24            0              0          0.50%          22.8%
12/31/2008          1.01            0              0          0.50%           0.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39            0     $        0          0.25%          11.8%
12/31/2009          1.24            0              0          0.25%          23.1%
12/31/2008          1.01            0              0          0.25%           0.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39            0     $        0          0.00%          12.1%
12/31/2009          1.24            0              0          0.00%          23.4%
12/31/2008          1.01            0              0          0.00%           0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         4.8%
2009         5.6%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell Lifepoints 2010 Strategy Fund R3 Class - 782478580

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,883,060    $        2,637,911                  275,101
Receivables: investments sold                    1,627    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,884,687
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,677,168             2,207,413     $               1.21
Band 100                                             -                     -                     1.23
Band 75                                              -                     -                     1.25
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.29
Band 0                                         207,519               159,071                     1.30
                                    ------------------    ------------------
 Total                              $        2,884,687             2,366,484
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            114,480
Mortality & expense charges                                                                   (29,475)
                                                                                 --------------------
Net investment income (loss)                                                                   85,005
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      104,805
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           47,452
                                                                                 --------------------
Net gain (loss)                                                                               152,257
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            237,262
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           85,005      $           31,008
Net realized gain (loss)                                               104,805                 (44,305)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    47,452                 256,024
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      237,262                 242,727
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,738,850               1,308,997
Cost of units redeemed                                                (596,443)               (418,569)
Account charges                                                         (3,748)                   (555)
                                                            ------------------      ------------------
Increase (decrease)                                                  1,138,659                 889,873
                                                            ------------------      ------------------
Net increase (decrease)                                              1,375,921               1,132,600
Net assets, beginning                                                1,508,766                 376,166
                                                            ------------------      ------------------
Net assets, ending                                          $        2,884,687      $        1,508,766
                                                            ==================      ==================
Units sold                                                           1,515,771               1,424,761
Units redeemed                                                        (520,269)               (468,151)
                                                            ------------------      ------------------
Net increase (decrease)                                                995,502                 956,610
Units outstanding, beginning                                         1,370,982                 414,372
                                                            ------------------      ------------------
Units outstanding, ending                                            2,366,484               1,370,982
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      5,436,429
Cost of units redeemed/account charges                                                      (3,066,720)
Net investment income (loss)                                                                   157,301
Net realized gain (loss)                                                                        96,952
Realized gain distributions                                                                     15,576
Net change in unrealized appreciation (depreciation)                                           245,149
                                                                                      ----------------
                                                                                      $      2,884,687
                                                                                      ================

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21        2,207     $    2,677          1.25%          10.2%
12/31/2009          1.10        1,371          1,509          1.25%          21.2%
12/31/2008          0.91          414            376          1.25%         -22.8%
12/31/2007          1.18          189            223          1.25%           4.9%
12/31/2006          1.12        1,102          1,237          1.25%           7.9%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    1.23             0     $        0          1.00%          10.5%
12/31/2009         1.11             0              0          1.00%          21.5%
12/31/2008         0.92             0              0          1.00%         -22.7%
12/31/2007         1.19             0              0          1.00%           5.1%
12/31/2006         1.13             0              0          1.00%           8.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    1.25             0     $        0          0.75%          10.8%
12/31/2009         1.13             0              0          0.75%          21.8%
12/31/2008         0.93             0              0          0.75%         -22.5%
12/31/2007         1.19             0              0          0.75%           5.4%
12/31/2006         1.13             0              0          0.75%           8.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    1.27             0     $        0          0.50%          11.0%
12/31/2009         1.14             0              0          0.50%          22.1%
12/31/2008         0.93             0              0          0.50%         -22.3%
12/31/2007         1.20             0              0          0.50%           5.6%
12/31/2006         1.14             0              0          0.50%           9.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    1.29             0     $        0          0.25%          11.3%
12/31/2009         1.16             0              0          0.25%          22.4%
12/31/2008         0.94             0              0          0.25%         -22.1%
12/31/2007         1.21             0              0          0.25%           5.9%
12/31/2006         1.14             0              0          0.25%           9.3%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    1.30           159     $      208          0.00%          11.6%
12/31/2009         1.17             0              0          0.00%          22.8%
12/31/2008         0.95             0              0          0.00%         -21.9%
12/31/2007         1.22             0              0          0.00%           6.2%
12/31/2006         1.15             0              0          0.00%           9.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         5.2%
2009         4.6%
2008         3.3%
2007         4.2%
2006         4.7%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2015 Strategy Fund R1 Class - 782494819

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,821,099    $        1,728,118                  183,763
Receivables: investments sold                    9,177    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,830,276
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,830,276             1,322,103     $               1.38
Band 100                                             -                     -                     1.39
Band 75                                              -                     -                     1.40
Band 50                                              -                     -                     1.41
Band 25                                              -                     -                     1.41
Band 0                                               -                     -                     1.42
                                    ------------------    ------------------
 Total                              $        1,830,276             1,322,103
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             63,144
Mortality & expense charges                                                                   (11,687)
                                                                                 --------------------
Net investment income (loss)                                                                   51,457
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        6,700
Realized gain distributions                                                                     5,616
Net change in unrealized appreciation (depreciation)                                           86,259
                                                                                 --------------------
Net gain (loss)                                                                                98,575
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            150,032
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           51,457      $            2,690
Net realized gain (loss)                                                 6,700                   2,135
Realized gain distributions                                              5,616                       -
Net change in unrealized appreciation (depreciation)                    86,259                   6,722
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      150,032                  11,547
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,538,590                 194,023
Cost of units redeemed                                                 (53,639)                (10,277)
Account charges                                                              -                       -
                                                            ------------------      ------------------
Increase (decrease)                                                  1,484,951                 183,746
                                                            ------------------      ------------------
Net increase (decrease)                                              1,634,983                 195,293
Net assets, beginning                                                  195,293                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        1,830,276      $          195,293
                                                            ==================      ==================
Units sold                                                           1,396,497                 165,878
Units redeemed                                                        (231,811)                 (8,461)
                                                            ------------------      ------------------
Net increase (decrease)                                              1,164,686                 157,417
Units outstanding, beginning                                           157,417                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            1,322,103                 157,417
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,732,613
Cost of units redeemed/account charges                                                         (63,916)
Net investment income (loss)                                                                    54,147
Net realized gain (loss)                                                                         8,835
Realized gain distributions                                                                      5,616
Net change in unrealized appreciation (depreciation)                                            92,981
                                                                                      ----------------
                                                                                      $      1,830,276
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38        1,322     $    1,830          1.25%          11.6%
12/31/2009          1.24          157            195          1.25%          23.7%
12/31/2008          1.00            0              0          1.25%           0.3%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39            0     $        0          1.00%          11.9%
12/31/2009          1.24            0              0          1.00%          24.1%
12/31/2008          1.00            0              0          1.00%           0.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40            0     $        0          0.75%          12.1%
12/31/2009          1.25            0              0          0.75%          24.4%
12/31/2008          1.00            0              0          0.75%           0.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41            0     $        0          0.50%          12.4%
12/31/2009          1.25            0              0          0.50%          24.7%
12/31/2008          1.00            0              0          0.50%           0.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41            0     $        0          0.25%          12.7%
12/31/2009          1.25            0              0          0.25%          25.1%
12/31/2008          1.00            0              0          0.25%           0.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42            0     $        0          0.00%          13.0%
12/31/2009          1.26            0              0          0.00%          25.4%
12/31/2008          1.00            0              0          0.00%           0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         6.2%
2009         3.4%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2015 Strategy Fund R3 Class - 782494785

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,401,751    $        1,298,514                  141,591
Receivables: investments sold                    1,182    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,402,933
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,247,565               910,582     $               1.37
Band 100                                             -                     -                     1.38
Band 75                                              -                     -                     1.38
Band 50                                              -                     -                     1.39
Band 25                                              -                     -                     1.40
Band 0                                         155,368               110,550                     1.41
                                    ------------------    ------------------
 Total                              $        1,402,933             1,021,132
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             46,469
Mortality & expense charges                                                                   (10,757)
                                                                                 --------------------
Net investment income (loss)                                                                   35,712
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,471
Realized gain distributions                                                                     4,047
Net change in unrealized appreciation (depreciation)                                           58,637
                                                                                 --------------------
Net gain (loss)                                                                                67,155
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            102,867
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           35,712      $            7,639
Net realized gain (loss)                                                 4,471                     210
Realized gain distributions                                              4,047                       -
Net change in unrealized appreciation (depreciation)                    58,637                  44,600
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      102,867                  52,449
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               816,368                 513,425
Cost of units redeemed                                                 (71,130)                (10,893)
Account charges                                                           (123)                    (30)
                                                            ------------------      ------------------
Increase (decrease)                                                    745,115                 502,502
                                                            ------------------      ------------------
Net increase (decrease)                                                847,982                 554,951
Net assets, beginning                                                  554,951                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        1,402,933      $          554,951
                                                            ==================      ==================
Units sold                                                             627,111                 467,524
Units redeemed                                                         (55,909)                (17,594)
                                                            ------------------      ------------------
Net increase (decrease)                                                571,202                 449,930
Units outstanding, beginning                                           449,930                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            1,021,132                 449,930
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,329,793
Cost of units redeemed/account charges                                                         (82,176)
Net investment income (loss)                                                                    43,351
Net realized gain (loss)                                                                         4,681
Realized gain distributions                                                                      4,047
Net change in unrealized appreciation (depreciation)                                           103,237
                                                                                      ----------------
                                                                                      $      1,402,933
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37          911     $    1,248          1.25%          11.1%
12/31/2009          1.23          450            555          1.25%          23.1%
12/31/2008          1.00            0              0          1.25%           0.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          1.00%          11.4%
12/31/2009          1.24            0              0          1.00%          23.5%
12/31/2008          1.00            0              0          1.00%           0.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.75%          11.6%
12/31/2009          1.24            0              0          0.75%          23.8%
12/31/2008          1.00            0              0          0.75%           0.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39            0     $        0          0.50%          11.9%
12/31/2009          1.24            0              0          0.50%          24.1%
12/31/2008          1.00            0              0          0.50%           0.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40            0     $        0          0.25%          12.2%
12/31/2009          1.25            0              0          0.25%          24.4%
12/31/2008          1.00            0              0          0.25%           0.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41          111     $      155          0.00%          12.5%
12/31/2009          1.25            0              0          0.00%          24.7%
12/31/2008          1.00            0              0          0.00%           0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         4.7%
2009         3.7%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2020 Strategy Fund R1 Class - 782478275

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       15,908,395    $       13,506,834                1,496,556
Receivables: investments sold                    9,626    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       15,918,021
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       15,918,021            11,296,940     $               1.41
Band 100                                             -                     -                     1.42
Band 75                                              -                     -                     1.42
Band 50                                              -                     -                     1.43
Band 25                                              -                     -                     1.44
Band 0                                               -                     -                     1.45
                                    ------------------    ------------------
 Total                              $       15,918,021            11,296,940
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            610,083
Mortality & expense charges                                                                  (164,911)
                                                                                 --------------------
Net investment income (loss)                                                                  445,172
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      118,292
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,034,255
                                                                                 --------------------
Net gain (loss)                                                                             1,152,547
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,597,719
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          445,172      $          201,274
Net realized gain (loss)                                               118,292                  25,268
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                 1,034,255               1,367,306
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    1,597,719               1,593,848
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             4,100,153              10,379,449
Cost of units redeemed                                              (1,172,697)               (573,207)
Account charges                                                         (3,197)                 (4,047)
                                                            ------------------      ------------------
Increase (decrease)                                                  2,924,259               9,802,195
                                                            ------------------      ------------------
Net increase (decrease)                                              4,521,978              11,396,043
Net assets, beginning                                               11,396,043                       -
                                                            ------------------      ------------------
Net assets, ending                                          $       15,918,021      $       11,396,043
                                                            ==================      ==================
Units sold                                                           3,374,676               9,868,131
Units redeemed                                                      (1,158,046)               (787,821)
                                                            ------------------      ------------------
Net increase (decrease)                                              2,216,630               9,080,310
Units outstanding, beginning                                         9,080,310                       -
                                                            ------------------      ------------------
Units outstanding, ending                                           11,296,940               9,080,310
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $     14,479,602
Cost of units redeemed/account charges                                                      (1,753,148)
Net investment income (loss)                                                                   646,446
Net realized gain (loss)                                                                       143,560
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                         2,401,561
                                                                                      ----------------
                                                                                      $     15,918,021
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41       11,297     $   15,918          1.25%          12.3%
12/31/2009          1.26        9,080         11,396          1.25%          25.0%
12/31/2008          1.00            0              0          1.25%           0.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42            0     $        0          1.00%          12.6%
12/31/2009          1.26            0              0          1.00%          25.4%
12/31/2008          1.00            0              0          1.00%           0.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42            0     $        0          0.75%          12.8%
12/31/2009          1.26            0              0          0.75%          25.7%
12/31/2008          1.00            0              0          0.75%           0.3%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.43            0     $        0          0.50%          13.1%
12/31/2009          1.26            0              0          0.50%          26.0%
12/31/2008          1.00            0              0          0.50%           0.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44            0     $        0          0.25%          13.4%
12/31/2009          1.27            0              0          0.25%          26.3%
12/31/2008          1.00            0              0          0.25%           0.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45            0     $        0          0.00%          13.7%
12/31/2009          1.27            0              0          0.00%          26.7%
12/31/2008          1.00            0              0          0.00%           0.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         4.5%
2009         4.8%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell Lifepoints 2020 Strategy Fund R3 Class - 782478556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,714,313    $        5,018,325                  539,595
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (10,727)
                                    ------------------
Net assets                          $        5,703,586
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,214,916             4,391,353     $               1.19
Band 100                                         4,099                 3,402                     1.20
Band 75                                              -                     -                     1.22
Band 50                                          1,592                 1,283                     1.24
Band 25                                              -                     -                     1.26
Band 0                                         482,979               378,099                     1.28
                                    ------------------    ------------------
 Total                              $        5,703,586             4,774,137
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            198,387
Mortality & expense charges                                                                   (57,960)
                                                                                 --------------------
Net investment income (loss)                                                                  140,427
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (109,315)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          542,576
                                                                                 --------------------
Net gain (loss)                                                                               433,261
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            573,688
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          140,427      $           66,823
Net realized gain (loss)                                              (109,315)                (99,115)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   542,576                 698,885
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      573,688                 666,593
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,872,826               1,841,567
Cost of units redeemed                                                (480,633)               (332,103)
Account charges                                                         (5,027)                 (1,478)
                                                            ------------------      ------------------
Increase (decrease)                                                  1,387,166               1,507,986
                                                            ------------------      ------------------
Net increase (decrease)                                              1,960,854               2,174,579
Net assets, beginning                                                3,742,732               1,568,153
                                                            ------------------      ------------------
Net assets, ending                                          $        5,703,586      $        3,742,732
                                                            ==================      ==================
Units sold                                                           2,166,652               2,066,023
Units redeemed                                                        (911,648)               (381,914)
                                                            ------------------      ------------------
Net increase (decrease)                                              1,255,004               1,684,109
Units outstanding, beginning                                         3,519,133               1,835,024
                                                            ------------------      ------------------
Units outstanding, ending                                            4,774,137               3,519,133
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $     11,227,051
Cost of units redeemed/account charges                                                      (6,667,425)
Net investment income (loss)                                                                   303,653
Net realized gain (loss)                                                                       117,756
Realized gain distributions                                                                     26,563
Net change in unrealized appreciation (depreciation)                                           695,988
                                                                                      ----------------
                                                                                      $      5,703,586
                                                                                      ================

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19        4,391     $    5,215          1.25%          11.7%
12/31/2009          1.06        3,519          3,743          1.25%          24.5%
12/31/2008          0.85        1,835          1,568          1.25%         -30.1%
12/31/2007          1.22        1,109          1,356          1.25%           5.2%
12/31/2006          1.16        3,130          3,637          1.25%          10.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.20            3     $        4          1.00%          11.9%
12/31/2009          1.08            0              0          1.00%          24.8%
12/31/2008          0.86            0              0          1.00%         -29.9%
12/31/2007          1.23            0              0          1.00%           5.5%
12/31/2006          1.17            0              0          1.00%          11.4%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.22            0     $        0          0.75%          12.2%
12/31/2009          1.09            0              0          0.75%          25.1%
12/31/2008          0.87            0              0          0.75%         -29.7%
12/31/2007          1.24            0              0          0.75%           5.7%
12/31/2006          1.17            0              0          0.75%          11.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.24            1     $        2          0.50%          12.5%
12/31/2009          1.10            0              0          0.50%          25.4%
12/31/2008          0.88            0              0          0.50%         -29.6%
12/31/2007          1.25            0              0          0.50%           6.0%
12/31/2006          1.18            0              0          0.50%          12.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.26            0     $        0          0.25%          12.8%
12/31/2009          1.12            0              0          0.25%          25.7%
12/31/2008          0.89            0              0          0.25%         -29.4%
12/31/2007          1.26            0              0          0.25%           6.3%
12/31/2006          1.18            0              0          0.25%          12.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.28          378     $      483          0.00%          13.1%
12/31/2009          1.13            0              0          0.00%          26.0%
12/31/2008          0.90            0              0          0.00%         -29.2%
12/31/2007          1.27            0              0          0.00%           6.5%
12/31/2006          1.19            0              0          0.00%          12.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         4.2%
2009         3.8%
2008         2.3%
2007         3.5%
2006         4.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2025 Strategy Fund R1 Class - 782494777

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,824,487    $        1,675,265                  189,852
Receivables: investments sold                   13,912    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,838,399
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,838,399             1,277,794     $               1.44
Band 100                                             -                     -                     1.45
Band 75                                              -                     -                     1.45
Band 50                                              -                     -                     1.46
Band 25                                              -                     -                     1.47
Band 0                                               -                     -                     1.48
                                    ------------------    ------------------
 Total                              $        1,838,399             1,277,794
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             53,860
Mortality & expense charges                                                                   (11,999)
                                                                                 --------------------
Net investment income (loss)                                                                   41,861
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       11,542
Realized gain distributions                                                                       128
Net change in unrealized appreciation (depreciation)                                          136,537
                                                                                 --------------------
Net gain (loss)                                                                               148,207
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            190,068
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           41,861      $            2,217
Net realized gain (loss)                                                11,542                      44
Realized gain distributions                                                128                       -
Net change in unrealized appreciation (depreciation)                   136,537                  12,685
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      190,068                  14,946
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,618,479                 174,331
Cost of units redeemed                                                (159,097)                   (120)
Account charges                                                           (208)                      -
                                                            ------------------      ------------------
Increase (decrease)                                                  1,459,174                 174,211
                                                            ------------------      ------------------
Net increase (decrease)                                              1,649,242                 189,157
Net assets, beginning                                                  189,157                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        1,838,399      $          189,157
                                                            ==================      ==================
Units sold                                                           1,394,847                 148,898
Units redeemed                                                        (265,857)                    (94)
                                                            ------------------      ------------------
Net increase (decrease)                                              1,128,990                 148,804
Units outstanding, beginning                                           148,804                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            1,277,794                 148,804
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,792,810
Cost of units redeemed/account charges                                                        (159,425)
Net investment income (loss)                                                                    44,078
Net realized gain (loss)                                                                        11,586
Realized gain distributions                                                                        128
Net change in unrealized appreciation (depreciation)                                           149,222
                                                                                      ----------------
                                                                                      $      1,838,399
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44        1,278     $    1,838          1.25%          13.2%
12/31/2009          1.27          149            189          1.25%          26.9%
12/31/2008          1.00            0              0          1.25%           0.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45            0     $        0          1.00%          13.5%
12/31/2009          1.27            0              0          1.00%          27.2%
12/31/2008          1.00            0              0          1.00%           0.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45            0     $        0          0.75%          13.7%
12/31/2009          1.28            0              0          0.75%          27.6%
12/31/2008          1.00            0              0          0.75%           0.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          0.50%          14.0%
12/31/2009          1.28            0              0          0.50%          27.9%
12/31/2008          1.00            0              0          0.50%           0.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.25%          14.3%
12/31/2009          1.28            0              0          0.25%          28.2%
12/31/2008          1.00            0              0          0.25%           0.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.00%          14.6%
12/31/2009          1.29            0              0          0.00%          28.5%
12/31/2008          1.00            0              0          0.00%           0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         5.3%
2009         3.1%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2025 Strategy Fund R3 Class - 782494751

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,571,898    $        1,433,184                  164,081
Receivables: investments sold                      970    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,572,868
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,380,872               970,100     $               1.42
Band 100                                             -                     -                     1.43
Band 75                                              -                     -                     1.44
Band 50                                              -                     -                     1.45
Band 25                                              -                     -                     1.45
Band 0                                         191,996               131,491                     1.46
                                    ------------------    ------------------
 Total                              $        1,572,868             1,101,591
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             43,814
Mortality & expense charges                                                                   (12,217)
                                                                                 --------------------
Net investment income (loss)                                                                   31,597
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       19,780
Realized gain distributions                                                                       111
Net change in unrealized appreciation (depreciation)                                          110,144
                                                                                 --------------------
Net gain (loss)                                                                               130,035
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            161,632
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           31,597      $            4,023
Net realized gain (loss)                                                19,780                   2,035
Realized gain distributions                                                111                       -
Net change in unrealized appreciation (depreciation)                   110,144                  28,570
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      161,632                  34,628
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,170,945                 449,030
Cost of units redeemed                                                (153,728)                (88,925)
Account charges                                                           (628)                    (86)
                                                            ------------------      ------------------
Increase (decrease)                                                  1,016,589                 360,019
                                                            ------------------      ------------------
Net increase (decrease)                                              1,178,221                 394,647
Net assets, beginning                                                  394,647                       -
                                                            ------------------      ------------------
Net assets, ending                                          $        1,572,868      $          394,647
                                                            ==================      ==================
Units sold                                                             908,091                 441,109
Units redeemed                                                        (118,655)               (128,954)
                                                            ------------------      ------------------
Net increase (decrease)                                                789,436                 312,155
Units outstanding, beginning                                           312,155                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            1,101,591                 312,155
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      1,619,975
Cost of units redeemed/account charges                                                        (243,367)
Net investment income (loss)                                                                    35,620
Net realized gain (loss)                                                                        21,815
Realized gain distributions                                                                        111
Net change in unrealized appreciation (depreciation)                                           138,714
                                                                                      ----------------
                                                                                      $      1,572,868
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42          970     $    1,381          1.25%          12.6%
12/31/2009          1.26          312            395          1.25%          26.3%
12/31/2008          1.00            0              0          1.25%           0.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.43            0     $        0          1.00%          12.9%
12/31/2009          1.27            0              0          1.00%          26.6%
12/31/2008          1.00            0              0          1.00%           0.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44            0     $        0          0.75%          13.2%
12/31/2009          1.27            0              0          0.75%          27.0%
12/31/2008          1.00            0              0          0.75%           0.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45            0     $        0          0.50%          13.4%
12/31/2009          1.27            0              0          0.50%          27.3%
12/31/2008          1.00            0              0          0.50%           0.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45            0     $        0          0.25%          13.7%
12/31/2009          1.28            0              0          0.25%          27.6%
12/31/2008          1.00            0              0          0.25%           0.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46          131     $      192          0.00%          14.0%
12/31/2009          1.28            0              0          0.00%          27.9%
12/31/2008          1.00            0              0          0.00%           0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         4.5%
2009         2.8%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2030 Strategy Fund R1 Class - 782478259

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       10,804,975    $        8,680,045                1,061,392
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (4,472)
                                    ------------------
Net assets                          $       10,800,503
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       10,800,503             7,372,468     $               1.46
Band 100                                             -                     -                     1.47
Band 75                                              -                     -                     1.48
Band 50                                              -                     -                     1.49
Band 25                                              -                     -                     1.50
Band 0                                               -                     -                     1.50
                                    ------------------    ------------------
 Total                              $       10,800,503             7,372,468
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            269,273
Mortality & expense charges                                                                  (111,019)
                                                                                 --------------------
Net investment income (loss)                                                                  158,254
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      159,063
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          922,731
                                                                                 --------------------
Net gain (loss)                                                                             1,081,794
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,240,048
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          158,254      $           90,251
Net realized gain (loss)                                               159,063                  23,680
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   922,731               1,202,199
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    1,240,048               1,316,130
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             2,786,754               7,002,642
Cost of units redeemed                                              (1,103,190)               (434,876)
Account charges                                                         (3,232)                 (3,773)
                                                            ------------------      ------------------
Increase (decrease)                                                  1,680,332               6,563,993
                                                            ------------------      ------------------
Net increase (decrease)                                              2,920,380               7,880,123
Net assets, beginning                                                7,880,123                       -
                                                            ------------------      ------------------
Net assets, ending                                          $       10,800,503      $        7,880,123
                                                            ==================      ==================
Units sold                                                           2,416,160               6,675,455
Units redeemed                                                      (1,161,125)               (558,022)
                                                            ------------------      ------------------
Net increase (decrease)                                              1,255,035               6,117,433
Units outstanding, beginning                                         6,117,433                       -
                                                            ------------------      ------------------
Units outstanding, ending                                            7,372,468               6,117,433
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      9,789,396
Cost of units redeemed/account charges                                                      (1,545,071)
Net investment income (loss)                                                                   248,505
Net realized gain (loss)                                                                       182,743
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                         2,124,930
                                                                                      ----------------
                                                                                      $     10,800,503
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46        7,372     $   10,801          1.25%          13.7%
12/31/2009          1.29        6,117          7,880          1.25%          28.9%
12/31/2008          1.00            0              0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          1.00%          14.0%
12/31/2009          1.29            0              0          1.00%          29.3%
12/31/2008          1.00            0              0          1.00%          -0.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.75%          14.3%
12/31/2009          1.29            0              0          0.75%          29.6%
12/31/2008          1.00            0              0          0.75%          -0.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.50%          14.6%
12/31/2009          1.30            0              0          0.50%          29.9%
12/31/2008          1.00            0              0          0.50%          -0.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.50            0     $        0          0.25%          14.9%
12/31/2009          1.30            0              0          0.25%          30.2%
12/31/2008          1.00            0              0          0.25%          -0.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.50            0     $        0          0.00%          15.2%
12/31/2009          1.30            0              0          0.00%          30.6%
12/31/2008          1.00            0              0          0.00%          -0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         2.9%
2009         3.6%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell Lifepoints 2030 Strategy Fund R3 Class - 782478523

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,907,401    $        3,883,255                  483,011
Receivables: investments sold                    6,927    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,914,328
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,643,078             4,214,593     $               1.10
Band 100                                             -                     -                     1.12
Band 75                                              -                     -                     1.13
Band 50                                              -                     -                     1.15
Band 25                                              -                     -                     1.17
Band 0                                         271,250               228,896                     1.19
                                    ------------------    ------------------
 Total                              $        4,914,328             4,443,489
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            102,700
Mortality & expense charges                                                                   (49,876)
                                                                                 --------------------
Net investment income (loss)                                                                   52,824
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (89,297)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          612,524
                                                                                 --------------------
Net gain (loss)                                                                               523,227
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            576,051
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           52,824      $           33,216
Net realized gain (loss)                                               (89,297)               (265,914)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   612,524                 974,409
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      576,051                 741,711
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,856,065               2,118,787
Cost of units redeemed                                                (870,262)               (660,542)
Account charges                                                         (4,397)                 (2,109)
                                                            ------------------      ------------------
Increase (decrease)                                                    981,406               1,456,136
                                                            ------------------      ------------------
Net increase (decrease)                                              1,557,457               2,197,847
Net assets, beginning                                                3,356,871               1,159,024
                                                            ------------------      ------------------
Net assets, ending                                          $        4,914,328      $        3,356,871
                                                            ==================      ==================
Units sold                                                           2,067,515               2,739,060
Units redeemed                                                      (1,073,491)               (817,161)
                                                            ------------------      ------------------
Net increase (decrease)                                                994,024               1,921,899
Units outstanding, beginning                                         3,449,465               1,527,566
                                                            ------------------      ------------------
Units outstanding, ending                                            4,443,489               3,449,465
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $      9,722,486
Cost of units redeemed/account charges                                                      (5,900,981)
Net investment income (loss)                                                                   133,668
Net realized gain (loss)                                                                       (95,173)
Realized gain distributions                                                                     30,182
Net change in unrealized appreciation (depreciation)                                         1,024,146
                                                                                      ----------------
                                                                                      $      4,914,328
                                                                                      ================

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.10        4,215     $    4,643          1.25%          13.2%
12/31/2009          0.97        3,449          3,357          1.25%          28.3%
12/31/2008          0.76        1,528          1,159          1.25%         -40.1%
12/31/2007          1.27          799          1,012          1.25%           5.5%
12/31/2006          1.20        2,248          2,696          1.25%          14.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.12            0     $        0          1.00%          13.5%
12/31/2009          0.99            0              0          1.00%          28.6%
12/31/2008          0.77            0              0          1.00%         -39.9%
12/31/2007          1.28            0              0          1.00%           5.8%
12/31/2006          1.21            0              0          1.00%          14.2%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.13            0     $        0          0.75%          13.8%
12/31/2009          1.00            0              0          0.75%          28.9%
12/31/2008          0.77            0              0          0.75%         -39.8%
12/31/2007          1.28            0              0          0.75%           6.1%
12/31/2006          1.21            0              0          0.75%          14.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.15            0     $        0          0.50%          14.1%
12/31/2009          1.01            0              0          0.50%          29.2%
12/31/2008          0.78            0              0          0.50%         -39.6%
12/31/2007          1.29            0              0          0.50%           6.3%
12/31/2006          1.22            0              0          0.50%          14.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.17            0     $        0          0.25%          14.3%
12/31/2009          1.02            0              0          0.25%          29.5%
12/31/2008          0.79            0              0          0.25%         -39.5%
12/31/2007          1.30            0              0          0.25%           6.6%
12/31/2006          1.22            0              0          0.25%          15.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19          229     $      271          0.00%          14.6%
12/31/2009          1.03            0              0          0.00%          29.9%
12/31/2008          0.80            0              0          0.00%         -39.3%
12/31/2007          1.31            0              0          0.00%           6.9%
12/31/2006          1.23            0              0          0.00%          15.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         2.5%
2009         2.8%
2008         1.1%
2007         2.0%
2006         5.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2035 Strategy Fund R1 Class - 782494744

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          816,944    $          733,615                   86,540
Receivables: investments sold                    6,752    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          823,696
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          823,696               560,166     $               1.47
Band 100                                             -                     -                     1.48
Band 75                                              -                     -                     1.49
Band 50                                              -                     -                     1.49
Band 25                                              -                     -                     1.50
Band 0                                               -                     -                     1.51
                                    ------------------    ------------------
 Total                              $          823,696               560,166
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             17,420
Mortality & expense charges                                                                    (4,876)
                                                                                 --------------------
Net investment income (loss)                                                                   12,544
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,127
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           79,600
                                                                                 --------------------
Net gain (loss)                                                                                83,727
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             96,271
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           12,544      $              595
Net realized gain (loss)                                                 4,127                       9
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    79,600                   3,729
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       96,271                   4,333
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               740,915                  52,813
Cost of units redeemed                                                 (70,242)                    (69)
Account charges                                                           (315)                    (10)
                                                            ------------------      ------------------
Increase (decrease)                                                    670,358                  52,734
                                                            ------------------      ------------------
Net increase (decrease)                                                766,629                  57,067
Net assets, beginning                                                   57,067                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          823,696      $           57,067
                                                            ==================      ==================
Units sold                                                             583,534                  44,388
Units redeemed                                                         (67,533)                   (223)
                                                            ------------------      ------------------
Net increase (decrease)                                                516,001                  44,165
Units outstanding, beginning                                            44,165                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              560,166                  44,165
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        793,728
Cost of units redeemed/account charges                                                         (70,636)
Net investment income (loss)                                                                    13,139
Net realized gain (loss)                                                                         4,136
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                            83,329
                                                                                      ----------------
                                                                                      $        823,696
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47          560     $      824          1.25%          13.8%
12/31/2009          1.29           44             57          1.25%          29.3%
12/31/2008          1.00            0              0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          1.00%          14.1%
12/31/2009          1.30            0              0          1.00%          29.7%
12/31/2008          1.00            0              0          1.00%          -0.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.75%          14.4%
12/31/2009          1.30            0              0          0.75%          30.0%
12/31/2008          1.00            0              0          0.75%          -0.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.50%          14.7%
12/31/2009          1.30            0              0          0.50%          30.3%
12/31/2008          1.00            0              0          0.50%          -0.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.50            0     $        0          0.25%          14.9%
12/31/2009          1.31            0              0          0.25%          30.6%
12/31/2008          1.00            0              0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.51            0     $        0          0.00%          15.2%
12/31/2009          1.31            0              0          0.00%          31.0%
12/31/2008          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         4.0%
2009         2.7%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2035 Strategy Fund R3 Class - 782494728

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          925,954    $          795,415                   98,296
Receivables: investments sold                      701    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          926,655
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          720,855               495,695     $               1.45
Band 100                                             -                     -                     1.46
Band 75                                              -                     -                     1.47
Band 50                                              -                     -                     1.48
Band 25                                              -                     -                     1.48
Band 0                                         205,800               137,961                     1.49
                                    ------------------    ------------------
 Total                              $          926,655               633,656
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             17,642
Mortality & expense charges                                                                    (7,158)
                                                                                 --------------------
Net investment income (loss)                                                                   10,484
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       11,765
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           88,285
                                                                                 --------------------
Net gain (loss)                                                                               100,050
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            110,534
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           10,484      $            3,579
Net realized gain (loss)                                                11,765                     386
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    88,285                  42,254
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      110,534                  46,219
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               489,885                 404,141
Cost of units redeemed                                                 (88,852)                (34,845)
Account charges                                                           (340)                    (87)
                                                            ------------------      ------------------
Increase (decrease)                                                    400,693                 369,209
                                                            ------------------      ------------------
Net increase (decrease)                                                511,227                 415,428
Net assets, beginning                                                  415,428                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          926,655      $          415,428
                                                            ==================      ==================
Units sold                                                             386,358                 375,272
Units redeemed                                                         (76,032)                (51,942)
                                                            ------------------      ------------------
Net increase (decrease)                                                310,326                 323,330
Units outstanding, beginning                                           323,330                       -
                                                            ------------------      ------------------
Units outstanding, ending                                              633,656                 323,330
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        894,026
Cost of units redeemed/account charges                                                        (124,124)
Net investment income (loss)                                                                    14,063
Net realized gain (loss)                                                                        12,151
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                           130,539
                                                                                      ----------------
                                                                                      $        926,655
                                                                                      ================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45          496     $      721          1.25%          13.2%
12/31/2009          1.28          323            415          1.25%          28.4%
12/31/2008          1.00            0              0          1.25%           0.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          1.00%          13.5%
12/31/2009          1.29            0              0          1.00%          28.8%
12/31/2008          1.00            0              0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.75%          13.8%
12/31/2009          1.29            0              0          0.75%          29.1%
12/31/2008          1.00            0              0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.50%          14.0%
12/31/2009          1.29            0              0          0.50%          29.5%
12/31/2008          1.00            0              0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.25%          14.3%
12/31/2009          1.30            0              0          0.25%          29.8%
12/31/2008          1.00            0              0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49          138     $      206          0.00%          14.6%
12/31/2009          1.30            0              0          0.00%          30.1%
12/31/2008          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         2.6%
2009         2.6%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2040 Strategy Fund R1 Class - 782478234

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,367,522    $        6,756,551                  814,753
Receivables: investments sold                   21,699    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,389,221
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        8,389,221             5,717,388     $               1.47
Band 100                                             -                     -                     1.47
Band 75                                              -                     -                     1.48
Band 50                                              -                     -                     1.49
Band 25                                              -                     -                     1.50
Band 0                                               -                     -                     1.51
                                    ------------------    ------------------
 Total                              $        8,389,221             5,717,388
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            195,041
Mortality & expense charges                                                                   (84,068)
                                                                                 --------------------
Net investment income (loss)                                                                  110,973
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       61,554
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          803,247
                                                                                 --------------------
Net gain (loss)                                                                               864,801
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            975,774
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          110,973     $           64,937
Net realized gain (loss)                                                61,554                 38,761
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   803,247                807,724
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      975,774                911,422
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,339,256              5,218,970
Cost of units redeemed                                                (560,004)              (486,169)
Account charges                                                         (3,630)                (6,398)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,775,622              4,726,403
                                                            ------------------     ------------------
Net increase (decrease)                                              2,751,396              5,637,825
Net assets, beginning                                                5,637,825                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        8,389,221     $        5,637,825
                                                            ==================     ==================
Units sold                                                           2,062,129              4,917,519
Units redeemed                                                        (717,107)              (545,153)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,345,022              4,372,366
Units outstanding, beginning                                         4,372,366                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            5,717,388              4,372,366
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   7,558,226
Cost of units redeemed/account charges                                                     (1,056,201)
Net investment income (loss)                                                                  175,910
Net realized gain (loss)                                                                      100,315
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,610,971
                                                                                        -------------
                                                                                        $   8,389,221
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47        5,717     $    8,389          1.25%          13.8%
12/31/2009          1.29        4,372          5,638          1.25%          29.0%
12/31/2008          1.00            0              0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          1.00%          14.1%
12/31/2009          1.29            0              0          1.00%          29.4%
12/31/2008          1.00            0              0          1.00%          -0.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.75%          14.4%
12/31/2009          1.30            0              0          0.75%          29.7%
12/31/2008          1.00            0              0          0.75%          -0.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.50%          14.7%
12/31/2009          1.30            0              0          0.50%          30.0%
12/31/2008          1.00            0              0          0.50%          -0.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.50            0     $        0          0.25%          14.9%
12/31/2009          1.30            0              0          0.25%          30.3%
12/31/2008          1.00            0              0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.51            0     $        0          0.00%          15.2%
12/31/2009          1.31            0              0          0.00%          30.7%
12/31/2008          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      2.8%
2009                      3.6%
2008                      0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell Lifepoints 2040 Strategy Fund R3 Class - 782478481

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,970,864    $        3,372,173                  387,779
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (30,216)
                                    ------------------
Net assets                          $        3,940,648
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,777,703             3,404,673     $               1.11
Band 100                                             -                     -                     1.13
Band 75                                              -                     -                     1.14
Band 50                                              -                     -                     1.16
Band 25                                              -                     -                     1.18
Band 0                                         162,945               136,522                     1.19
                                    ------------------    ------------------
 Total                              $        3,940,648             3,541,195
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             76,737
Mortality & expense charges                                                                   (39,031)
                                                                                 --------------------
Net investment income (loss)                                                                   37,706
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (92,769)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          519,425
                                                                                 --------------------
Net gain (loss)                                                                               426,656
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            464,362
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           37,706     $           24,143
Net realized gain (loss)                                               (92,769)              (136,612)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   519,425                657,677
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      464,362                545,208
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,346,339              1,265,292
Cost of units redeemed                                                (357,640)              (415,051)
Account charges                                                         (4,577)                (2,510)
                                                            ------------------     ------------------
Increase (decrease)                                                    984,122                847,731
                                                            ------------------     ------------------
Net increase (decrease)                                              1,448,484              1,392,939
Net assets, beginning                                                2,492,164              1,099,225
                                                            ------------------     ------------------
Net assets, ending                                          $        3,940,648     $        2,492,164
                                                            ==================     ==================
Units sold                                                           1,460,165              1,601,444
Units redeemed                                                        (463,589)              (497,866)
                                                            ------------------     ------------------
Net increase (decrease)                                                996,576              1,103,578
Units outstanding, beginning                                         2,544,619              1,441,041
                                                            ------------------     ------------------
Units outstanding, ending                                            3,541,195              2,544,619
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $          6,757,724
Cost of units redeemed/account charges                                                            (3,537,543)
Net investment income (loss)                                                                          98,236
Net realized gain (loss)                                                                             (10,620)
Realized gain distributions                                                                           34,160
Net change in unrealized appreciation (depreciation)                                                 598,691
                                                                                        --------------------
                                                                                        $          3,940,648
                                                                                        ====================

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.11        3,405     $    3,778          1.25%          13.3%
12/31/2009          0.98        2,545          2,492          1.25%          28.4%
12/31/2008          0.76        1,441          1,099          1.25%         -40.5%
12/31/2007          1.28          753            965          1.25%           5.4%
12/31/2006          1.22        1,596          1,940          1.25%          14.7%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.13            0     $        0          1.00%          13.6%
12/31/2009          0.99            0              0          1.00%          28.7%
12/31/2008          0.77            0              0          1.00%         -40.3%
12/31/2007          1.29            0              0          1.00%           5.7%
12/31/2006          1.22            0              0          1.00%          15.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.14            0     $        0          0.75%          13.9%
12/31/2009          1.00            0              0          0.75%          29.0%
12/31/2008          0.78            0              0          0.75%         -40.2%
12/31/2007          1.30            0              0          0.75%           6.0%
12/31/2006          1.23            0              0          0.75%          15.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.16            0     $        0          0.50%          14.1%
12/31/2009          1.02            0              0          0.50%          29.4%
12/31/2008          0.79            0              0          0.50%         -40.0%
12/31/2007          1.31            0              0          0.50%           6.2%
12/31/2006          1.23            0              0          0.50%          15.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.18            0     $        0          0.25%          14.4%
12/31/2009          1.03            0              0          0.25%          29.7%
12/31/2008          0.79            0              0          0.25%         -39.9%
12/31/2007          1.32            0              0          0.25%           6.5%
12/31/2006          1.24            0              0          0.25%          16.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19          137     $      163          0.00%          14.7%
12/31/2009          1.04            0              0          0.00%          30.0%
12/31/2008          0.80            0              0          0.00%         -39.7%
12/31/2007          1.33            0              0          0.00%           6.7%
12/31/2006          1.24            0              0          0.00%          16.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      2.4%
2009                      2.6%
2008                      1.1%
2007                      2.1%
2006                      5.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2045 Strategy Fund R1 Class - 782494710

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          271,265    $          243,966                   28,705
Receivables: investments sold                    2,310    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          273,575
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          273,575               185,941     $               1.47
Band 100                                             -                     -                     1.48
Band 75                                              -                     -                     1.49
Band 50                                              -                     -                     1.49
Band 25                                              -                     -                     1.50
Band 0                                               -                     -                     1.51
                                    ------------------    ------------------
 Total                              $          273,575               185,941
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,769
Mortality & expense charges                                                                    (1,625)
                                                                                 --------------------
Net investment income (loss)                                                                    4,144
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,393
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           25,554
                                                                                 --------------------
Net gain (loss)                                                                                26,947
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             31,091
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            4,144     $              248
Net realized gain (loss)                                                 1,393                    208
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    25,554                  1,745
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       31,091                  2,201
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               224,383                 22,675
Cost of units redeemed                                                  (5,599)                (1,090)
Account charges                                                            (86)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    218,698                 21,585
                                                            ------------------     ------------------
Net increase (decrease)                                                249,789                 23,786
Net assets, beginning                                                   23,786                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          273,575     $           23,786
                                                            ==================     ==================
Units sold                                                             202,710                 19,257
Units redeemed                                                         (35,166)                  (860)
                                                            ------------------     ------------------
Net increase (decrease)                                                167,544                 18,397
Units outstanding, beginning                                            18,397                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              185,941                 18,397
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     247,058
Cost of units redeemed/account charges                                                         (6,775)
Net investment income (loss)                                                                    4,392
Net realized gain (loss)                                                                        1,601
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           27,299
                                                                                        -------------
                                                                                        $     273,575
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47          186     $      274          1.25%          13.8%
12/31/2009          1.29           18             24          1.25%          29.4%
12/31/2008          1.00            0              0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          1.00%          14.1%
12/31/2009          1.30            0              0          1.00%          29.8%
12/31/2008          1.00            0              0          1.00%          -0.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.75%          14.4%
12/31/2009          1.30            0              0          0.75%          30.1%
12/31/2008          1.00            0              0          0.75%          -0.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.50%          14.7%
12/31/2009          1.30            0              0          0.50%          30.4%
12/31/2008          1.00            0              0          0.50%          -0.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.50            0     $        0          0.25%          14.9%
12/31/2009          1.31            0              0          0.25%          30.7%
12/31/2008          1.00            0              0          0.25%          -0.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.51            0     $        0          0.00%          15.2%
12/31/2009          1.31            0              0          0.00%          31.1%
12/31/2008          1.00            0              0          0.00%          -0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      3.9%
2009                      2.8%
2008                      0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2045 Strategy Fund R3 Class - 782494686

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          315,350    $          277,322                   33,476
Receivables: investments sold                      105    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          315,455
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          265,348               182,545     $               1.45
Band 100                                             -                     -                     1.46
Band 75                                              -                     -                     1.47
Band 50                                              -                     -                     1.48
Band 25                                              -                     -                     1.48
Band 0                                          50,107                33,604                     1.49
                                    ------------------    ------------------
 Total                              $          315,455               216,149
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,835
Mortality & expense charges                                                                    (2,053)
                                                                                 --------------------
Net investment income (loss)                                                                    3,782
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,815
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           26,105
                                                                                 --------------------
Net gain (loss)                                                                                28,920
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             32,702
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            3,782     $              866
Net realized gain (loss)                                                 2,815                    384
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    26,105                 11,923
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       32,702                 13,173
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               199,099                 96,320
Cost of units redeemed                                                 (15,652)                (9,835)
Account charges                                                           (300)                   (52)
                                                            ------------------     ------------------
Increase (decrease)                                                    183,147                 86,433
                                                            ------------------     ------------------
Net increase (decrease)                                                215,849                 99,606
Net assets, beginning                                                   99,606                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          315,455     $           99,606
                                                            ==================     ==================
Units sold                                                             150,813                 91,091
Units redeemed                                                         (12,239)               (13,516)
                                                            ------------------     ------------------
Net increase (decrease)                                                138,574                 77,575
Units outstanding, beginning                                            77,575                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              216,149                 77,575
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     295,419
Cost of units redeemed/account charges                                                        (25,839)
Net investment income (loss)                                                                    4,648
Net realized gain (loss)                                                                        3,199
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           38,028
                                                                                        -------------
                                                                                        $     315,455
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45          183     $      265          1.25%          13.2%
12/31/2009          1.28           78            100          1.25%          28.4%
12/31/2008          1.00            0              0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          1.00%          13.5%
12/31/2009          1.29            0              0          1.00%          28.8%
12/31/2008          1.00            0              0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.75%          13.8%
12/31/2009          1.29            0              0          0.75%          29.1%
12/31/2008          1.00            0              0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.50%          14.1%
12/31/2009          1.29            0              0          0.50%          29.4%
12/31/2008          1.00            0              0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.25%          14.3%
12/31/2009          1.30            0              0          0.25%          29.7%
12/31/2008          1.00            0              0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49           34     $       50          0.00%          14.6%
12/31/2009          1.30            0              0          0.00%          30.0%
12/31/2008          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      2.8%
2009                      2.7%
2008                      0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2050 Strategy Fund R1 Class - 782494678

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          495,402    $          441,767                   51,983
Receivables: investments sold                    5,898    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          501,300
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          501,300               341,212     $               1.47
Band 100                                             -                     -                     1.48
Band 75                                              -                     -                     1.48
Band 50                                              -                     -                     1.49
Band 25                                              -                     -                     1.50
Band 0                                               -                     -                     1.51
                                    ------------------    ------------------
 Total                              $          501,300               341,212
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             10,284
Mortality & expense charges                                                                    (2,988)
                                                                                 --------------------
Net investment income (loss)                                                                    7,296
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,165)
Realized gain distributions                                                                       824
Net change in unrealized appreciation (depreciation)                                           52,026
                                                                                 --------------------
Net gain (loss)                                                                                47,685
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             54,981
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            7,296     $              426
Net realized gain (loss)                                                (5,165)                    84
Realized gain distributions                                                824                     90
Net change in unrealized appreciation (depreciation)                    52,026                  1,609
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       54,981                  2,209
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               414,803                 36,569
Cost of units redeemed                                                  (6,684)                  (436)
Account charges                                                           (137)                    (5)
                                                            ------------------     ------------------
Increase (decrease)                                                    407,982                 36,128
                                                            ------------------     ------------------
Net increase (decrease)                                                462,963                 38,337
Net assets, beginning                                                   38,337                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          501,300     $           38,337
                                                            ==================     ==================
Units sold                                                             430,020                 30,061
Units redeemed                                                        (118,521)                  (348)
                                                            ------------------     ------------------
Net increase (decrease)                                                311,499                 29,713
Units outstanding, beginning                                            29,713                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              341,212                 29,713
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     451,372
Cost of units redeemed/account charges                                                         (7,262)
Net investment income (loss)                                                                    7,722
Net realized gain (loss)                                                                       (5,081)
Realized gain distributions                                                                       914
Net change in unrealized appreciation (depreciation)                                           53,635
                                                                                        -------------
                                                                                        $     501,300
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47          341     $      501          1.25%          13.9%
12/31/2009          1.29           30             38          1.25%          29.0%
12/31/2008          1.00            0              0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          1.00%          14.2%
12/31/2009          1.29            0              0          1.00%          29.4%
12/31/2008          1.00            0              0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.75%          14.4%
12/31/2009          1.30            0              0          0.75%          29.7%
12/31/2008          1.00            0              0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.50%          14.7%
12/31/2009          1.30            0              0          0.50%          30.0%
12/31/2008          1.00            0              0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.50            0     $        0          0.25%          15.0%
12/31/2009          1.30            0              0          0.25%          30.4%
12/31/2008          1.00            0              0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.51            0     $        0          0.00%          15.3%
12/31/2009          1.31            0              0          0.00%          30.7%
12/31/2008          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      3.8%
2009                      2.7%
2008                      0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell LifePoints 2050 Strategy Fund R3 Class - 782494652

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          158,500    $          142,196                   16,666
Receivables: investments sold                   34,531    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          193,031
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          155,039               106,780     $               1.45
Band 100                                             -                     -                     1.46
Band 75                                              -                     -                     1.47
Band 50                                              -                     -                     1.47
Band 25                                              -                     -                     1.48
Band 0                                          37,992                25,508                     1.49
                                    ------------------    ------------------
 Total                              $          193,031               132,288
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,784
Mortality & expense charges                                                                      (768)
                                                                                 --------------------
Net investment income (loss)                                                                    2,016
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          110
Realized gain distributions                                                                       254
Net change in unrealized appreciation (depreciation)                                           14,539
                                                                                 --------------------
Net gain (loss)                                                                                14,903
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             16,919
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,016     $              195
Net realized gain (loss)                                                   110                      5
Realized gain distributions                                                254                     51
Net change in unrealized appreciation (depreciation)                    14,539                  1,765
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       16,919                  2,016
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               159,623                 19,961
Cost of units redeemed                                                  (5,415)                     -
Account charges                                                            (73)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    154,135                 19,961
                                                            ------------------     ------------------
Net increase (decrease)                                                171,054                 21,977
Net assets, beginning                                                   21,977                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          193,031     $           21,977
                                                            ==================     ==================
Units sold                                                             119,681                 17,141
Units redeemed                                                          (4,534)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                115,147                 17,141
Units outstanding, beginning                                            17,141                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              132,288                 17,141
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     179,584
Cost of units redeemed/account charges                                                         (5,488)
Net investment income (loss)                                                                    2,211
Net realized gain (loss)                                                                          115
Realized gain distributions                                                                       305
Net change in unrealized appreciation (depreciation)                                           16,304
                                                                                        -------------
                                                                                        $     193,031
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45          107     $      155          1.25%          13.2%
12/31/2009          1.28           17             22          1.25%          28.3%
12/31/2008          1.00            0              0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          1.00%          13.5%
12/31/2009          1.29            0              0          1.00%          28.7%
12/31/2008          1.00            0              0          1.00%          -0.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.75%          13.8%
12/31/2009          1.29            0              0          0.75%          29.0%
12/31/2008          1.00            0              0          0.75%          -0.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.50%          14.1%
12/31/2009          1.29            0              0          0.50%          29.3%
12/31/2008          1.00            0              0          0.50%          -0.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.25%          14.4%
12/31/2009          1.30            0              0          0.25%          29.6%
12/31/2008          1.00            0              0          0.25%          -0.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49           26     $       38          0.00%          14.7%
12/31/2009          1.30            0              0          0.00%          30.0%
12/31/2008          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      2.6%
2009                      2.5%
2008                      0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Russell LifePoints Balanced Strategy Fund R1 Class - 782478366

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,720,930    $        6,430,449                  736,729
Receivables: investments sold                    7,729    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,728,659
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,728,659             5,475,012     $               1.41
Band 100                                             -                     -                     1.42
Band 75                                              -                     -                     1.43
Band 50                                              -                     -                     1.43
Band 25                                              -                     -                     1.44
Band 0                                               -                     -                     1.45
                                    ------------------    ------------------
 Total                              $        7,728,659             5,475,012
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            252,581
Mortality & expense charges                                                                   (83,182)
                                                                                 --------------------
Net investment income (loss)                                                                  169,399
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       80,555
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          562,769
                                                                                 --------------------
Net gain (loss)                                                                               643,324
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            812,723
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          169,399     $           93,218
Net realized gain (loss)                                                80,555                 85,246
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   562,769                727,712
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      812,723                906,176
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,559,988              5,742,995
Cost of units redeemed                                                (606,233)              (683,383)
Account charges                                                         (2,218)                (1,389)
                                                            ------------------     ------------------
Increase (decrease)                                                    951,537              5,058,223
                                                            ------------------     ------------------
Net increase (decrease)                                              1,764,260              5,964,399
Net assets, beginning                                                5,964,399                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        7,728,659     $        5,964,399
                                                            ==================     ==================
Units sold                                                           1,216,801              5,527,960
Units redeemed                                                        (484,914)              (784,835)
                                                            ------------------     ------------------
Net increase (decrease)                                                731,887              4,743,125
Units outstanding, beginning                                         4,743,125                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            5,475,012              4,743,125
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   7,302,983
Cost of units redeemed/account charges                                                     (1,293,223)
Net investment income (loss)                                                                  262,617
Net realized gain (loss)                                                                      165,801
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,290,481
                                                                                        -------------
                                                                                        $   7,728,659
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41        5,475     $    7,729          1.25%          12.3%
12/31/2009          1.26        4,743          5,964          1.25%          25.3%
12/31/2008          1.00            0              0          1.25%           0.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42            0     $        0          1.00%          12.5%
12/31/2009          1.26            0              0          1.00%          25.7%
12/31/2008          1.00            0              0          1.00%           0.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.43            0     $        0          0.75%          12.8%
12/31/2009          1.26            0              0          0.75%          26.0%
12/31/2008          1.00            0              0          0.75%           0.3%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.43            0     $        0          0.50%          13.1%
12/31/2009          1.27            0              0          0.50%          26.3%
12/31/2008          1.00            0              0          0.50%           0.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44            0     $        0          0.25%          13.4%
12/31/2009          1.27            0              0          0.25%          26.6%
12/31/2008          1.00            0              0          0.25%           0.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45            0     $        0          0.00%          13.7%
12/31/2009          1.27            0              0          0.00%          26.9%
12/31/2008          1.00            0              0          0.00%           0.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      3.7%
2009                      4.5%
2008                      0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Russell Lifepoints Balanced Strategy Fund R3 Class - 782493589

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       15,441,514    $       12,730,279                1,480,490
Receivables: investments sold                    1,944    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       15,443,458
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       12,110,932             9,069,230     $               1.34
Band 100                                        52,333                38,545                     1.36
Band 75                                              -                     -                     1.38
Band 50                                        598,246               426,271                     1.40
Band 25                                              -                     -                     1.43
Band 0                                       2,681,947             1,848,734                     1.45
                                    ------------------    ------------------
 Total                              $       15,443,458            11,382,780
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            440,721
Mortality & expense charges                                                                  (128,516)
                                                                                 --------------------
Net investment income (loss)                                                                  312,205
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      561,378
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          685,158
                                                                                 --------------------
Net gain (loss)                                                                             1,246,536
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,558,741
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          312,205     $          213,880
Net realized gain (loss)                                               561,378             (3,460,309)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   685,158              5,388,328
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,558,741              2,141,899
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,292,450             12,622,277
Cost of units redeemed                                              (3,532,661)           (12,150,894)
Account charges                                                        (15,893)               (17,074)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,743,896                454,309
                                                            ------------------     ------------------
Net increase (decrease)                                              3,302,637              2,596,208
Net assets, beginning                                               12,140,821              9,544,613
                                                            ------------------     ------------------
Net assets, ending                                          $       15,443,458     $       12,140,821
                                                            ==================     ==================
Units sold                                                           5,729,066             18,760,405
Units redeemed                                                      (4,348,056)           (18,615,823)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,381,010                144,582
Units outstanding, beginning                                        10,001,770              9,857,188
                                                            ------------------     ------------------
Units outstanding, ending                                           11,382,780             10,001,770
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  45,093,982
Cost of units redeemed/account charges                                                    (30,715,684)
Net investment income (loss)                                                                1,017,013
Net realized gain (loss)                                                                   (3,418,615)
Realized gain distributions                                                                   755,527
Net change in unrealized appreciation (depreciation)                                        2,711,235
                                                                                        -------------
                                                                                        $  15,443,458
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.34        9,069     $   12,111          1.25%          11.7%
12/31/2009          1.20        7,762          9,282          1.25%          24.8%
12/31/2008          0.96        7,921          7,589          1.25%         -31.0%
12/31/2007          1.39        3,500          4,857          1.25%           5.1%
12/31/2006          1.32        3,245          4,286          1.25%          11.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.36           39     $       52          1.00%          11.9%
12/31/2009          1.21           36             44          1.00%          25.1%
12/31/2008          0.97           36             34          1.00%         -30.8%
12/31/2007          1.40          202            283          1.00%           5.4%
12/31/2006          1.33           27             36          1.00%          11.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          0.75%          12.2%
12/31/2009          1.23            0              0          0.75%          25.5%
12/31/2008          0.98            0              0          0.75%         -30.6%
12/31/2007          1.41            0              0          0.75%           5.6%
12/31/2006          1.34            0              0          0.75%          11.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40          426     $      598          0.50%          12.5%
12/31/2009          1.25          374            467          0.50%          25.8%
12/31/2008          0.99          333            331          0.50%         -30.4%
12/31/2007          1.43          340            485          0.50%           5.9%
12/31/2006          1.35          383            515          0.50%          12.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.43            0     $        0          0.25%          12.8%
12/31/2009          1.27            0              0          0.25%          26.1%
12/31/2008          1.00            0              0          0.25%         -30.3%
12/31/2007          1.44            0              0          0.25%           6.1%
12/31/2006          1.36            0              0          0.25%          12.4%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45        1,849     $    2,682          0.00%          13.1%
12/31/2009          1.28        1,830          2,348          0.00%          26.4%
12/31/2008          1.02        1,567          1,591          0.00%         -30.1%
12/31/2007          1.45        1,505          2,185          0.00%           6.4%
12/31/2006          1.36            0              0          0.00%          12.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      3.2%
2009                      3.0%
2008                      3.0%
2007                      4.7%
2006                      4.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Russell LifePoints Conservative Strategy Fund R1 Class - 782478325

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,328,457    $        1,203,540                  126,640
Receivables: investments sold                    1,330    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,329,787
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,329,787             1,017,845     $               1.31
Band 100                                             -                     -                     1.31
Band 75                                              -                     -                     1.32
Band 50                                              -                     -                     1.33
Band 25                                              -                     -                     1.33
Band 0                                               -                     -                     1.34
                                    ------------------    ------------------
 Total                              $        1,329,787             1,017,845
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             56,944
Mortality & expense charges                                                                   (14,922)
                                                                                 --------------------
Net investment income (loss)                                                                   42,022
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       17,176
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           42,889
                                                                                 --------------------
Net gain (loss)                                                                                60,065
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            102,087
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           42,022     $           23,422
Net realized gain (loss)                                                17,176                 14,291
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    42,889                 82,028
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      102,087                119,741
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               343,412              1,117,347
Cost of units redeemed                                                (149,488)              (202,764)
Account charges                                                           (342)                  (206)
                                                            ------------------     ------------------
Increase (decrease)                                                    193,582                914,377
                                                            ------------------     ------------------
Net increase (decrease)                                                295,669              1,034,118
Net assets, beginning                                                1,034,118                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        1,329,787     $        1,034,118
                                                            ==================     ==================
Units sold                                                             284,898              1,111,990
Units redeemed                                                        (129,650)              (249,393)
                                                            ------------------     ------------------
Net increase (decrease)                                                155,248                862,597
Units outstanding, beginning                                           862,597                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            1,017,845                862,597
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,460,759
Cost of units redeemed/account charges                                                       (352,800)
Net investment income (loss)                                                                   65,444
Net realized gain (loss)                                                                       31,467
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          124,917
                                                                                        -------------
                                                                                        $   1,329,787
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.31        1,018     $    1,330          1.25%           9.0%
12/31/2009          1.20          863          1,034          1.25%          18.9%
12/31/2008          1.01            0              0          1.25%           0.8%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.31            0     $        0          1.00%           9.3%
12/31/2009          1.20            0              0          1.00%          19.2%
12/31/2008          1.01            0              0          1.00%           0.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.32            0     $        0          0.75%           9.5%
12/31/2009          1.21            0              0          0.75%          19.5%
12/31/2008          1.01            0              0          0.75%           0.8%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33            0     $        0          0.50%           9.8%
12/31/2009          1.21            0              0          0.50%          19.8%
12/31/2008          1.01            0              0          0.50%           0.8%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33            0     $        0          0.25%          10.1%
12/31/2009          1.21            0              0          0.25%          20.1%
12/31/2008          1.01            0              0          0.25%           0.8%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.34            0     $        0          0.00%          10.3%
12/31/2009          1.21            0              0          0.00%          20.4%
12/31/2008          1.01            0              0          0.00%           0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      4.8%
2009                      6.0%
2008                      0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Russell Lifepoints Conservative Strategy Fund R3 Class - 782493563

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,305,659    $        2,183,881                  219,586
Receivables: investments sold                    1,866    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,307,525
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,681,101             1,366,110     $               1.23
Band 100                                            63                    50                     1.25
Band 75                                              -                     -                     1.27
Band 50                                        380,060               293,880                     1.29
Band 25                                              -                     -                     1.31
Band 0                                         246,301               184,249                     1.34
                                    ------------------    ------------------
 Total                              $        2,307,525             1,844,289
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             86,615
Mortality & expense charges                                                                   (20,238)
                                                                                 --------------------
Net investment income (loss)                                                                   66,377
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (25,564)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          116,151
                                                                                 --------------------
Net gain (loss)                                                                                90,587
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            156,964
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           66,377     $           38,489
Net realized gain (loss)                                               (25,564)              (101,217)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   116,151                278,411
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      156,964                215,683
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,258,263                608,900
Cost of units redeemed                                                (696,066)              (507,416)
Account charges                                                         (1,594)                (1,323)
                                                            ------------------     ------------------
Increase (decrease)                                                    560,603                100,161
                                                            ------------------     ------------------
Net increase (decrease)                                                717,567                315,844
Net assets, beginning                                                1,589,958              1,274,114
                                                            ------------------     ------------------
Net assets, ending                                          $        2,307,525     $        1,589,958
                                                            ==================     ==================
Units sold                                                           1,050,357                588,393
Units redeemed                                                        (596,482)              (517,814)
                                                            ------------------     ------------------
Net increase (decrease)                                                453,875                 70,579
Units outstanding, beginning                                         1,390,414              1,319,835
                                                            ------------------     ------------------
Units outstanding, ending                                            1,844,289              1,390,414
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   4,821,875
Cost of units redeemed/account charges                                                     (2,707,602)
Net investment income (loss)                                                                  193,956
Net realized gain (loss)                                                                     (156,817)
Realized gain distributions                                                                    34,335
Net change in unrealized appreciation (depreciation)                                          121,778
                                                                                        -------------
                                                                                        $   2,307,525
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.23        1,366     $    1,681          1.25%           8.5%
12/31/2009          1.13        1,135          1,286          1.25%          18.3%
12/31/2008          0.96        1,078          1,033          1.25%         -16.7%
12/31/2007          1.15          651            749          1.25%           3.8%
12/31/2006          1.11          517            573          1.25%           4.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.25            0     $        0          1.00%           8.8%
12/31/2009          1.15            0              0          1.00%          18.6%
12/31/2008          0.97            0              0          1.00%         -16.5%
12/31/2007          1.16            0              0          1.00%           4.1%
12/31/2006          1.12            0              0          1.00%           5.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.27            0     $        0          0.75%           9.1%
12/31/2009          1.17            0              0          0.75%          18.9%
12/31/2008          0.98            0              0          0.75%         -16.3%
12/31/2007          1.17            0              0          0.75%           4.3%
12/31/2006          1.12            0              0          0.75%           5.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.29          294     $      380          0.50%           9.4%
12/31/2009          1.18          224            264          0.50%          19.2%
12/31/2008          0.99          181            179          0.50%         -16.1%
12/31/2007          1.18          164            194          0.50%           4.6%
12/31/2006          1.13          147            166          0.50%           5.6%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.31            0     $        0          0.25%           9.6%
12/31/2009          1.20            0              0          0.25%          19.5%
12/31/2008          1.00            0              0          0.25%         -15.9%
12/31/2007          1.19            0              0          0.25%           4.8%
12/31/2006          1.14            0              0          0.25%           5.9%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.34          184     $      246          0.00%           9.9%
12/31/2009          1.22           32             39          0.00%          19.8%
12/31/2008          1.02           61             62          0.00%         -15.7%
12/31/2007          1.20          137            164          0.00%           5.1%
12/31/2006          1.15            0              0          0.00%           6.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                      4.4%
2009                      3.7%
2008                      4.6%
2007                      4.6%
2006                      3.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Russell LifePoints Equity Growth Strategy Fund R1 Class - 782478416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,239,493    $        1,045,418                  132,566
Receivables: investments sold                    2,233    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,241,726
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,241,726               853,222     $               1.46
Band 100                                             -                     -                     1.46
Band 75                                              -                     -                     1.47
Band 50                                              -                     -                     1.48
Band 25                                              -                     -                     1.49
Band 0                                               -                     -                     1.49
                                    ------------------    ------------------
 Total                              $        1,241,726               853,222
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             16,585
Mortality & expense charges                                                                   (10,566)
                                                                                 --------------------
Net investment income (loss)                                                                    6,019
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       25,924
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           78,710
                                                                                 --------------------
Net gain (loss)                                                                               104,634
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            110,653
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            6,019     $            5,069
Net realized gain (loss)                                                25,924                 43,819
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    78,710                115,365
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      110,653                164,253
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               521,999                872,640
Cost of units redeemed                                                (174,214)              (252,439)
Account charges                                                           (747)                  (419)
                                                            ------------------     ------------------
Increase (decrease)                                                    347,038                619,782
                                                            ------------------     ------------------
Net increase (decrease)                                                457,691                784,035
Net assets, beginning                                                  784,035                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        1,241,726     $          784,035
                                                            ==================     ==================
Units sold                                                             387,690                873,951
Units redeemed                                                        (141,517)              (266,902)
                                                            ------------------     ------------------
Net increase (decrease)                                                246,173                607,049
Units outstanding, beginning                                           607,049                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              853,222                607,049
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,394,639
Cost of units redeemed/account charges                                                       (427,819)
Net investment income (loss)                                                                   11,088
Net realized gain (loss)                                                                       69,743
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          194,075
                                                                                        -------------
                                                                                        $   1,241,726
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46          853     $    1,242          1.25%          12.7%
12/31/2009          1.29          607            784          1.25%          29.4%
12/31/2008          1.00            0              0          1.25%          -0.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          1.00%          13.0%
12/31/2009          1.29            0              0          1.00%          29.8%
12/31/2008          1.00            0              0          1.00%          -0.3%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.75%          13.2%
12/31/2009          1.30            0              0          0.75%          30.1%
12/31/2008          1.00            0              0          0.75%          -0.2%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.50%          13.5%
12/31/2009          1.30            0              0          0.50%          30.5%
12/31/2008          1.00            0              0          0.50%          -0.2%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.25%          13.8%
12/31/2009          1.31            0              0          0.25%          30.8%
12/31/2008          1.00            0              0          0.25%          -0.2%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.49            0     $        0          0.00%          14.1%
12/31/2009          1.31            0              0          0.00%          31.1%
12/31/2008          1.00            0              0          0.00%          -0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.6%
2009                     2.8%
2008                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
       Russell Lifepoints Equity Growth Strategy Fund R3 Class - 782493555

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,339,797    $        2,804,456                  367,010
Receivables: investments sold                    5,231    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,345,028
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,388,205             1,827,810     $               1.31
Band 100                                        23,595                17,762                     1.33
Band 75                                              -                     -                     1.35
Band 50                                        131,736                95,936                     1.37
Band 25                                              -                     -                     1.40
Band 0                                         801,492               564,669                     1.42
                                    ------------------    ------------------
 Total                              $        3,345,028             2,506,177
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             41,930
Mortality & expense charges                                                                   (27,549)
                                                                                 --------------------
Net investment income (loss)                                                                   14,381
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (167,843)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          522,555
                                                                                 --------------------
Net gain (loss)                                                                               354,712
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            369,093
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           14,381     $           18,816
Net realized gain (loss)                                              (167,843)              (856,650)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   522,555              1,349,952
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      369,093                512,118
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               989,985              1,443,559
Cost of units redeemed                                                (865,016)            (1,130,933)
Account charges                                                         (4,908)                (2,815)
                                                            ------------------     ------------------
Increase (decrease)                                                    120,061                309,811
                                                            ------------------     ------------------
Net increase (decrease)                                                489,154                821,929
Net assets, beginning                                                2,855,874              2,033,945
                                                            ------------------     ------------------
Net assets, ending                                          $        3,345,028     $        2,855,874
                                                            ==================     ==================
Units sold                                                             836,353              1,463,824
Units redeemed                                                        (741,221)            (1,276,984)
                                                            ------------------     ------------------
Net increase (decrease)                                                 95,132                186,840
Units outstanding, beginning                                         2,411,045              2,224,205
                                                            ------------------     ------------------
Units outstanding, ending                                            2,506,177              2,411,045
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   7,702,405
Cost of units redeemed/account charges                                                     (4,220,406)
Net investment income (loss)                                                                   81,841
Net realized gain (loss)                                                                   (1,013,358)
Realized gain distributions                                                                   259,205
Net change in unrealized appreciation (depreciation)                                          535,341
                                                                                        -------------
                                                                                        $   3,345,028
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.31        1,828     $    2,388          1.25%          12.1%
12/31/2009          1.17        1,834          2,137          1.25%          28.8%
12/31/2008          0.91        1,809          1,637          1.25%         -42.9%
12/31/2007          1.59          666          1,056          1.25%           5.8%
12/31/2006          1.50          575            862          1.25%          17.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33           18     $       24          1.00%          12.4%
12/31/2009          1.18           13             16          1.00%          29.1%
12/31/2008          0.92            8              7          1.00%         -42.8%
12/31/2007          1.60            4              7          1.00%           6.0%
12/31/2006          1.51            1              2          1.00%          17.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35            0     $        0          0.75%          12.7%
12/31/2009          1.20            0              0          0.75%          29.4%
12/31/2008          0.93            0              0          0.75%         -42.6%
12/31/2007          1.61            0              0          0.75%           6.3%
12/31/2006          1.52            0              0          0.75%          17.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37           96     $      132          0.50%          13.0%
12/31/2009          1.22           66             80          0.50%          29.7%
12/31/2008          0.94           55             51          0.50%         -42.5%
12/31/2007          1.63           31             50          0.50%           6.6%
12/31/2006          1.53           22             34          0.50%          17.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40            0     $        0          0.25%          13.2%
12/31/2009          1.23            0              0          0.25%          30.1%
12/31/2008          0.95            0              0          0.25%         -42.4%
12/31/2007          1.64            0              0          0.25%           6.8%
12/31/2006          1.54            0              0          0.25%          18.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42          565     $      801          0.00%          13.5%
12/31/2009          1.25          498            623          0.00%          30.4%
12/31/2008          0.96          353            338          0.00%         -42.2%
12/31/2007          1.66          289            479          0.00%           7.1%
12/31/2006          1.55            0              0          0.00%          18.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.4%
2009                     1.6%
2008                     0.8%
2007                     4.5%
2006                     3.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Russell LifePoints Growth Strategy Fund R1 Class - 782478382

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,074,363    $        2,559,283                  307,744
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (399)
                                    ------------------
Net assets                          $        3,073,964
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,073,964             2,130,865     $               1.44
Band 100                                             -                     -                     1.45
Band 75                                              -                     -                     1.46
Band 50                                              -                     -                     1.46
Band 25                                              -                     -                     1.47
Band 0                                               -                     -                     1.48
                                    ------------------    ------------------
 Total                              $        3,073,964             2,130,865
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             70,913
Mortality & expense charges                                                                   (29,733)
                                                                                 --------------------
Net investment income (loss)                                                                   41,180
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       46,450
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          241,676
                                                                                 --------------------
Net gain (loss)                                                                               288,126
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            329,306
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           41,180     $           21,457
Net realized gain (loss)                                                46,450                 24,349
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   241,676                273,404
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      329,306                319,210
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,004,471              1,969,738
Cost of units redeemed                                                (340,392)              (204,202)
Account charges                                                         (2,650)                (1,517)
                                                            ------------------     ------------------
Increase (decrease)                                                    661,429              1,764,019
                                                            ------------------     ------------------
Net increase (decrease)                                                990,735              2,083,229
Net assets, beginning                                                2,083,229                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        3,073,964     $        2,083,229
                                                            ==================     ==================
Units sold                                                             773,463              1,900,208
Units redeemed                                                        (275,233)              (267,573)
                                                            ------------------     ------------------
Net increase (decrease)                                                498,230              1,632,635
Units outstanding, beginning                                         1,632,635                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            2,130,865              1,632,635
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,974,209
Cost of units redeemed/account charges                                                       (548,761)
Net investment income (loss)                                                                   62,637
Net realized gain (loss)                                                                       70,799
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          515,080
                                                                                        -------------
                                                                                        $   3,073,964
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44        2,131     $    3,074          1.25%          13.1%
12/31/2009          1.28        1,633          2,083          1.25%          27.5%
12/31/2008          1.00            0              0          1.25%           0.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.45            0     $        0          1.00%          13.3%
12/31/2009          1.28            0              0          1.00%          27.9%
12/31/2008          1.00            0              0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          0.75%          13.6%
12/31/2009          1.28            0              0          0.75%          28.2%
12/31/2008          1.00            0              0          0.75%           0.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.46            0     $        0          0.50%          13.9%
12/31/2009          1.29            0              0          0.50%          28.5%
12/31/2008          1.00            0              0          0.50%           0.1%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.47            0     $        0          0.25%          14.2%
12/31/2009          1.29            0              0          0.25%          28.8%
12/31/2008          1.00            0              0          0.25%           0.1%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.48            0     $        0          0.00%          14.5%
12/31/2009          1.29            0              0          0.00%          29.2%
12/31/2008          1.00            0              0          0.00%           0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.8%
2009                     3.3%
2008                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Russell Lifepoints Growth Strategy Fund R3 Class - 782493597

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,375,692    $        6,220,696                  742,021
Receivables: investments sold                    5,163    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,380,855
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,353,804             4,777,846     $               1.33
Band 100                                         9,824                 7,266                     1.35
Band 75                                              -                     -                     1.37
Band 50                                        563,883               403,473                     1.40
Band 25                                              -                     -                     1.42
Band 0                                         453,344               313,806                     1.44
                                    ------------------    ------------------
 Total                              $        7,380,855             5,502,391
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            152,825
Mortality & expense charges                                                                   (70,134)
                                                                                 --------------------
Net investment income (loss)                                                                   82,691
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (335,899)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,013,092
                                                                                 --------------------
Net gain (loss)                                                                               677,193
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            759,884
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           82,691     $           54,419
Net realized gain (loss)                                              (335,899)              (927,284)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,013,092              2,016,329
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      759,884              1,143,464
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,227,491              3,316,411
Cost of units redeemed                                              (1,510,824)            (1,879,618)
Account charges                                                         (4,927)                (3,262)
                                                            ------------------     ------------------
Increase (decrease)                                                    711,740              1,433,531
                                                            ------------------     ------------------
Net increase (decrease)                                              1,471,624              2,576,995
Net assets, beginning                                                5,909,231              3,332,236
                                                            ------------------     ------------------
Net assets, ending                                          $        7,380,855     $        5,909,231
                                                            ==================     ==================
Units sold                                                           1,833,840              3,361,636
Units redeemed                                                      (1,286,543)            (1,956,491)
                                                            ------------------     ------------------
Net increase (decrease)                                                547,297              1,405,145
Units outstanding, beginning                                         4,955,094              3,549,949
                                                            ------------------     ------------------
Units outstanding, ending                                            5,502,391              4,955,094
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  14,320,233
Cost of units redeemed/account charges                                                     (7,660,263)
Net investment income (loss)                                                                  271,013
Net realized gain (loss)                                                                   (1,109,166)
Realized gain distributions                                                                   404,042
Net change in unrealized appreciation (depreciation)                                        1,154,996
                                                                                        -------------
                                                                                        $   7,380,855
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.33        4,778     $    6,354          1.25%          12.3%
12/31/2009          1.18        4,297          5,086          1.25%          27.0%
12/31/2008          0.93        2,986          2,783          1.25%         -37.0%
12/31/2007          1.48        1,353          2,003          1.25%           5.4%
12/31/2006          1.40        1,606          2,255          1.25%          14.2%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.35            7     $       10          1.00%          12.6%
12/31/2009          1.20            6              8          1.00%          27.3%
12/31/2008          0.94           27             25          1.00%         -36.9%
12/31/2007          1.49           22             33          1.00%           5.7%
12/31/2006          1.41           18             25          1.00%          14.1%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37            0     $        0          0.75%          12.9%
12/31/2009          1.22            0              0          0.75%          27.6%
12/31/2008          0.95            0              0          0.75%         -36.7%
12/31/2007          1.51            0              0          0.75%           6.0%
12/31/2006          1.42            0              0          0.75%          14.4%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40          403     $      564          0.50%          13.2%
12/31/2009          1.23          358            442          0.50%          27.9%
12/31/2008          0.97          309            298          0.50%         -36.6%
12/31/2007          1.52          262            398          0.50%           6.2%
12/31/2006          1.43          216            310          0.50%          14.7%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.42            0     $        0          0.25%          13.5%
12/31/2009          1.25            0              0          0.25%          28.3%
12/31/2008          0.98            0              0          0.25%         -36.4%
12/31/2007          1.54            0              0          0.25%           6.5%
12/31/2006          1.44            0              0          0.25%          15.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.44          314     $      453          0.00%          13.8%
12/31/2009          1.27          294            374          0.00%          28.6%
12/31/2008          0.99          228            225          0.00%         -36.3%
12/31/2007          1.55          204            316          0.00%           6.8%
12/31/2006          1.45            0              0          0.00%          15.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.3%
2009                     2.2%
2008                     1.9%
2007                     3.8%
2006                     3.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Russell LifePoints Moderate Strategy Fund R1 Class - 782478341

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,894,588    $        5,821,755                  651,662
Receivables: investments sold                    7,558    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,902,146
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,902,146             5,032,538     $               1.37
Band 100                                             -                     -                     1.38
Band 75                                              -                     -                     1.39
Band 50                                              -                     -                     1.39
Band 25                                              -                     -                     1.40
Band 0                                               -                     -                     1.41
                                    ------------------    ------------------
 Total                              $        6,902,146             5,032,538
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            281,369
Mortality & expense charges                                                                   (79,343)
                                                                                 --------------------
Net investment income (loss)                                                                  202,026
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       74,125
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          405,016
                                                                                 --------------------
Net gain (loss)                                                                               479,141
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            681,167
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          202,026     $          119,576
Net realized gain (loss)                                                74,125                 27,995
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   405,016                667,817
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      681,167                815,388
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               685,582              5,634,644
Cost of units redeemed                                                (536,609)              (375,845)
Account charges                                                         (1,202)                  (979)
                                                            ------------------     ------------------
Increase (decrease)                                                    147,771              5,257,820
                                                            ------------------     ------------------
Net increase (decrease)                                                828,938              6,073,208
Net assets, beginning                                                6,073,208                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        6,902,146     $        6,073,208
                                                            ==================     ==================
Units sold                                                             542,679              5,402,899
Units redeemed                                                        (432,880)              (480,160)
                                                            ------------------     ------------------
Net increase (decrease)                                                109,799              4,922,739
Units outstanding, beginning                                         4,922,739                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            5,032,538              4,922,739
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   6,320,226
Cost of units redeemed/account charges                                                       (914,635)
Net investment income (loss)                                                                  321,602
Net realized gain (loss)                                                                      102,120
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,072,833
                                                                                        -------------
                                                                                        $   6,902,146
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.37        5,033     $    6,902          1.25%          11.2%
12/31/2009          1.23        4,923          6,073          1.25%          22.7%
12/31/2008          1.01            0              0          1.25%           0.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.38            0     $        0          1.00%          11.4%
12/31/2009          1.24            0              0          1.00%          23.0%
12/31/2008          1.01            0              0          1.00%           0.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39            0     $        0          0.75%          11.7%
12/31/2009          1.24            0              0          0.75%          23.3%
12/31/2008          1.01            0              0          0.75%           0.5%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.39            0     $        0          0.50%          12.0%
12/31/2009          1.24            0              0          0.50%          23.7%
12/31/2008          1.01            0              0          0.50%           0.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.40            0     $        0          0.25%          12.3%
12/31/2009          1.25            0              0          0.25%          24.0%
12/31/2008          1.01            0              0          0.25%           0.6%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.41            0     $        0          0.00%          12.6%
12/31/2009          1.25            0              0          0.00%          24.3%
12/31/2008          1.01            0              0          0.00%           0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     4.3%
2009                     5.3%
2008                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         Russell Lifepoints Moderate Strategy Fund R3 Class - 782493571

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,072,143    $        3,776,251                  384,890
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (5,837)
                                    ------------------
Net assets                          $        4,066,306
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,725,034             2,906,259     $               1.28
Band 100                                             -                     -                     1.30
Band 75                                              -                     -                     1.32
Band 50                                        240,152               178,288                     1.35
Band 25                                              -                     -                     1.37
Band 0                                         101,120                72,626                     1.39
                                    ------------------    ------------------
 Total                              $        4,066,306             3,157,173
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            146,503
Mortality & expense charges                                                                   (39,671)
                                                                                 --------------------
Net investment income (loss)                                                                  106,832
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (83,887)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          335,368
                                                                                 --------------------
Net gain (loss)                                                                               251,481
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            358,313
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          106,832     $           62,025
Net realized gain (loss)                                               (83,887)              (266,884)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   335,368                674,281
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      358,313                469,422
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,628,014                854,322
Cost of units redeemed                                                (751,889)              (796,574)
Account charges                                                         (5,574)                (3,365)
                                                            ------------------     ------------------
Increase (decrease)                                                    870,551                 54,383
                                                            ------------------     ------------------
Net increase (decrease)                                              1,228,864                523,805
Net assets, beginning                                                2,837,442              2,313,637
                                                            ------------------     ------------------
Net assets, ending                                          $        4,066,306     $        2,837,442
                                                            ==================     ==================
Units sold                                                           1,353,177                827,066
Units redeemed                                                        (616,677)              (825,340)
                                                            ------------------     ------------------
Net increase (decrease)                                                736,500                  1,726
Units outstanding, beginning                                         2,420,673              2,418,947
                                                            ------------------     ------------------
Units outstanding, ending                                            3,157,173              2,420,673
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,651,050
Cost of units redeemed/account charges                                                     (3,947,501)
Net investment income (loss)                                                                  327,367
Net realized gain (loss)                                                                     (365,345)
Realized gain distributions                                                                   104,843
Net change in unrealized appreciation (depreciation)                                          295,892
                                                                                   ------------------
                                                                                   $        4,066,306
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.28        2,906     $    3,725          1.25%          10.5%
12/31/2009        1.16        1,975          2,290          1.25%          22.2%
12/31/2008        0.95        2,022          1,919          1.25%         -24.7%
12/31/2007        1.26        1,304          1,644          1.25%           5.5%
12/31/2006        1.20        1,125          1,345          1.25%           8.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.30            0     $        0          1.00%          10.8%
12/31/2009        1.18            0              0          1.00%          22.5%
12/31/2008        0.96            0              0          1.00%         -24.5%
12/31/2007        1.27            0              0          1.00%           4.7%
12/31/2006        1.21           15             18          1.00%           8.5%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32            0     $        0          0.75%          11.1%
12/31/2009        1.19            0              0          0.75%          22.8%
12/31/2008        0.97            0              0          0.75%         -24.3%
12/31/2007        1.28            0              0          0.75%           5.6%
12/31/2006        1.22          129            157          0.75%           8.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.35          178     $      240          0.50%          11.3%
12/31/2009        1.21          234            283          0.50%          23.1%
12/31/2008        0.98          204            201          0.50%         -24.1%
12/31/2007        1.30          266            345          0.50%           5.6%
12/31/2006        1.23            0              0          0.50%           8.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37            0     $        0          0.25%          11.6%
12/31/2009        1.23            0              0          0.25%          23.4%
12/31/2008        0.99            0              0          0.25%         -23.9%
12/31/2007        1.31            0              0          0.25%           5.9%
12/31/2006        1.23            0              0          0.25%           9.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.39           73     $      101          0.00%          11.9%
12/31/2009        1.24          212            264          0.00%          23.7%
12/31/2008        1.01          193            194          0.00%         -23.7%
12/31/2007        1.32          136            180          0.00%           6.1%
12/31/2006        1.24            0              0          0.00%           9.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010          4.2%
2009          3.4%
2008          3.8%
2007          4.8%
2006          4.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        Russell Short Duration Bond Fund S Class - 782493506 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.17
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.19
Band 25                                              -                     -                     1.20
Band 0                                               -                     -                     1.20
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.17            0     $        0          1.25%           3.7%
12/31/2009        1.13            0              0          1.25%          11.7%
12/31/2008        1.01            0              0          1.25%           1.3%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.18            0     $        0          1.00%           4.0%
12/31/2009        1.13            0              0          1.00%          12.0%
12/31/2008        1.01            0              0          1.00%           1.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.75%           4.3%
12/31/2009        1.14            0              0          0.75%          12.3%
12/31/2008        1.01            0              0          0.75%           1.2%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.19            0     $        0          0.50%           4.5%
12/31/2009        1.14            0              0          0.50%          12.6%
12/31/2008        1.01            0              0          0.50%           1.3%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.25%           4.8%
12/31/2009        1.14            0              0          0.25%          12.9%
12/31/2008        1.01            0              0          0.25%           1.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.20            0     $        0          0.00%           5.0%
12/31/2009        1.15            0              0          0.00%          13.2%
12/31/2008        1.01            0              0          0.00%           1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Russell Strategic Bond Fund S Class - 782494454 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.30
Band 100                                             -                     -                     1.30
Band 75                                              -                     -                     1.31
Band 50                                              -                     -                     1.32
Band 25                                              -                     -                     1.32
Band 0                                               -                     -                     1.33
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.30            0     $        0          1.25%           9.4%
12/31/2009        1.18            0              0          1.25%          17.1%
12/31/2008        1.01            0              0          1.25%           1.1%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.30            0     $        0          1.00%           9.7%
12/31/2009        1.19            0              0          1.00%          17.5%
12/31/2008        1.01            0              0          1.00%           1.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.31            0     $        0          0.75%          10.0%
12/31/2009        1.19            0              0          0.75%          17.8%
12/31/2008        1.01            0              0          0.75%           1.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32            0     $        0          0.50%          10.2%
12/31/2009        1.19            0              0          0.50%          18.1%
12/31/2008        1.01            0              0          0.50%           1.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.32            0     $        0          0.25%          10.5%
12/31/2009        1.20            0              0          0.25%          18.4%
12/31/2008        1.01            0              0          0.25%           1.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33            0     $        0          0.00%          10.8%
12/31/2009        1.20            0              0          0.00%          18.7%
12/31/2008        1.01            0              0          0.00%           1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Russell U.S. Core Equity Fund S Class - 782494587

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          171,561    $          126,271                    6,146
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (112)
                                    ------------------
Net assets                          $          171,449
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          171,449               117,536     $               1.46
Band 100                                             -                     -                     1.47
Band 75                                              -                     -                     1.47
Band 50                                              -                     -                     1.48
Band 25                                              -                     -                     1.49
Band 0                                               -                     -                     1.50
                                    ------------------    ------------------
 Total                              $          171,449               117,536
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,343
Mortality & expense charges                                                                    (1,987)
                                                                                 --------------------
Net investment income (loss)                                                                     (644)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        3,745
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           17,832
                                                                                 --------------------
Net gain (loss)                                                                                21,577
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             20,933
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (644)    $             (110)
Net realized gain (loss)                                                 3,745                   (155)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    17,832                 27,458
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       20,933                 27,193
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 7,765                155,425
Cost of units redeemed                                                 (20,062)               (19,522)
Account charges                                                           (165)                  (118)
                                                            ------------------     ------------------
Increase (decrease)                                                    (12,462)               135,785
                                                            ------------------     ------------------
Net increase (decrease)                                                  8,471                162,978
Net assets, beginning                                                  162,978                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          171,449     $          162,978
                                                            ==================     ==================
Units sold                                                               6,187                145,955
Units redeemed                                                         (15,940)               (18,666)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (9,753)               127,289
Units outstanding, beginning                                           127,289                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              117,536                127,289
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          163,190
Cost of units redeemed/account charges                                                        (39,867)
Net investment income (loss)                                                                     (754)
Net realized gain (loss)                                                                        3,590
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           45,290
                                                                                   ------------------
                                                                                   $          171,449
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.46          118     $      171          1.25%          13.9%
12/31/2009        1.28          127            163          1.25%          27.8%
12/31/2008        1.00            0              0          1.25%           0.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.47            0     $        0          1.00%          14.2%
12/31/2009        1.28            0              0          1.00%          28.2%
12/31/2008        1.00            0              0          1.00%           0.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.47            0     $        0          0.75%          14.5%
12/31/2009        1.29            0              0          0.75%          28.5%
12/31/2008        1.00            0              0          0.75%           0.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.48            0     $        0          0.50%          14.8%
12/31/2009        1.29            0              0          0.50%          28.9%
12/31/2008        1.00            0              0          0.50%           0.1%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.49            0     $        0          0.25%          15.1%
12/31/2009        1.29            0              0          0.25%          29.2%
12/31/2008        1.00            0              0          0.25%           0.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.50            0     $        0          0.00%          15.4%
12/31/2009        1.30            0              0          0.00%          29.5%
12/31/2008        1.00            0              0          0.00%           0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.8%
2009         1.3%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            Russell U.S. Growth Fund S Class - 782478812 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.58
Band 100                                             -                     -                     1.59
Band 75                                              -                     -                     1.60
Band 50                                              -                     -                     1.61
Band 25                                              -                     -                     1.62
Band 0                                               -                     -                     1.62
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.58            0     $        0          1.25%          13.9%
12/31/2009        1.39            0              0          1.25%          39.9%
12/31/2008        0.99            0              0          1.25%           0.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59            0     $        0          1.00%          14.2%
12/31/2009        1.39            0              0          1.00%          40.4%
12/31/2008        0.99            0              0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.75%          14.5%
12/31/2009        1.40            0              0          0.75%          40.7%
12/31/2008        0.99            0              0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.61            0     $        0          0.50%          14.8%
12/31/2009        1.40            0              0          0.50%          41.1%
12/31/2008        0.99            0              0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.62            0     $        0          0.25%          15.1%
12/31/2009        1.40            0              0          0.25%          41.4%
12/31/2008        0.99            0              0          0.25%           0.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.62            0     $        0          0.00%          15.4%
12/31/2009        1.41            0              0          0.00%          41.8%
12/31/2008        0.99            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      Russell U.S. Quantitative Equity Fund S Class - 782494553 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.36
Band 100                                             -                     -                     1.36
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.38
Band 25                                              -                     -                     1.38
Band 0                                               -                     -                     1.39
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36            0     $        0          1.25%          11.1%
12/31/2009        1.22            0              0          1.25%          21.4%
12/31/2008        1.01            0              0          1.25%           0.5%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36            0     $        0          1.00%          11.4%
12/31/2009        1.22            0              0          1.00%          21.8%
12/31/2008        1.00            0              0          1.00%           0.5%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.37            0     $        0          0.75%          11.7%
12/31/2009        1.23            0              0          0.75%          22.1%
12/31/2008        1.01            0              0          0.75%           0.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.38            0     $        0          0.50%          11.9%
12/31/2009        1.23            0              0          0.50%          22.4%
12/31/2008        1.01            0              0          0.50%           0.5%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.38            0     $        0          0.25%          12.2%
12/31/2009        1.23            0              0          0.25%          22.7%
12/31/2008        1.01            0              0          0.25%           0.5%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.39            0     $        0          0.00%          12.5%
12/31/2009        1.24            0              0          0.00%          23.0%
12/31/2008        1.01            0              0          0.00%           0.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Russell U.S. Value Fund S Class - 782478762 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.53
Band 100                                             -                     -                     1.54
Band 75                                              -                     -                     1.54
Band 50                                              -                     -                     1.55
Band 25                                              -                     -                     1.56
Band 0                                               -                     -                     1.57
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                         -
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.53            0     $        0          1.25%          13.4%
12/31/2009        1.35            0              0          1.25%          35.7%
12/31/2008        0.99            0              0          1.25%          -0.6%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54            0     $        0          1.00%          13.7%
12/31/2009        1.35            0              0          1.00%          36.1%
12/31/2008        0.99            0              0          1.00%          -0.7%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.54            0     $        0          0.75%          14.0%
12/31/2009        1.36            0              0          0.75%          36.5%
12/31/2008        0.99            0              0          0.75%          -0.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.55            0     $        0          0.50%          14.2%
12/31/2009        1.36            0              0          0.50%          36.8%
12/31/2008        0.99            0              0          0.50%          -0.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.56            0     $        0          0.25%          14.5%
12/31/2009        1.36            0              0          0.25%          37.2%
12/31/2008        0.99            0              0          0.25%          -0.6%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          0.00%          14.8%
12/31/2009        1.37            0              0          0.00%          37.5%
12/31/2008        0.99            0              0          0.00%          -0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
             Russell U.S. Small and Mid Cap Fund S Class - 782494520

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.66
Band 100                                             -                     -                     1.67
Band 75                                              -                     -                     1.68
Band 50                                              -                     -                     1.69
Band 25                                              -                     -                     1.70
Band 0                                               -                     -                     1.71
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (41)
                                                                                 --------------------
Net investment income (loss)                                                                      (41)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (958)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                  (958)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $               (999)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (41)    $                -
Net realized gain (loss)                                                  (958)                     -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                         (999)                     -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                31,576                      -
Cost of units redeemed                                                 (30,577)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                        999                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                              22,444                      -
Units redeemed                                                         (22,444)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           31,576
Cost of units redeemed/account charges                                                        (30,577)
Net investment income (loss)                                                                      (41)
Net realized gain (loss)                                                                         (958)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.66            0     $        0          1.25%          24.9%
12/31/2009        1.33            0              0          1.25%          30.4%
12/31/2008        1.02            0              0          1.25%           2.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.67            0     $        0          1.00%          25.2%
12/31/2009        1.34            0              0          1.00%          30.9%
12/31/2008        1.02            0              0          1.00%           2.1%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.68            0     $        0          0.75%          25.5%
12/31/2009        1.34            0              0          0.75%          31.2%
12/31/2008        1.02            0              0          0.75%           2.2%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.69            0     $        0          0.50%          25.8%
12/31/2009        1.34            0              0          0.50%          31.5%
12/31/2008        1.02            0              0          0.50%           2.2%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.70            0     $        0          0.25%          26.1%
12/31/2009        1.35            0              0          0.25%          31.8%
12/31/2008        1.02            0              0          0.25%           2.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.71            0     $        0          0.00%          26.5%
12/31/2009        1.35            0              0          0.00%          32.2%
12/31/2008        1.02            0              0          0.00%           2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  State Street S&P 500 Admin Class - 857492102

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $      160,699,746    $      142,646,522               15,275,641
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased               (107,250)
                                    ------------------
Net assets                          $      160,592,496
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $      157,802,649            51,291,297     $               3.08
Band 100                                             -                     -                     3.13
Band 75                                              -                     -                     3.19
Band 50                                              -                     -                     3.25
Band 25                                        920,813               278,361                     3.31
Band 0                                       1,869,034               554,848                     3.37
                                    ------------------    ------------------
 Total                              $      160,592,496            52,124,506
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $          2,536,223
Mortality & expense charges                                                                (1,760,324)
                                                                                 --------------------
Net investment income (loss)                                                                  775,899
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (83,987)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       17,895,639
                                                                                 --------------------
Net gain (loss)                                                                            17,811,652
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $         18,587,551
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          775,899     $          912,345
Net realized gain (loss)                                               (83,987)            (3,566,352)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                17,895,639             29,674,273
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                   18,587,551             27,020,266
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            29,835,385             25,779,126
Cost of units redeemed                                             (27,449,657)           (24,106,902)
Account charges                                                        (65,079)               (49,383)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,320,649              1,622,841
                                                            ------------------     ------------------
Net increase (decrease)                                             20,908,200             28,643,107
Net assets, beginning                                              139,684,296            111,041,189
                                                            ------------------     ------------------
Net assets, ending                                          $      160,592,496     $      139,684,296
                                                            ==================     ==================
Units sold                                                          10,974,945             10,491,611
Units redeemed                                                     (10,313,606)           (10,043,131)
                                                            ------------------     ------------------
Net increase (decrease)                                                661,339                448,480
Units outstanding, beginning                                        51,463,167             51,014,687
                                                            ------------------     ------------------
Units outstanding, ending                                           52,124,506             51,463,167
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      657,042,724
Cost of units redeemed/account charges                                                   (527,954,665)
Net investment income (loss)                                                               10,431,069
Net realized gain (loss)                                                                    3,020,144
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       18,053,224
                                                                                   ------------------
                                                                                   $      160,592,496
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.08       51,291     $  157,803          1.25%          13.4%
12/31/2009        2.71       51,232        139,016          1.25%          24.7%
12/31/2008        2.18       50,845        110,653          1.25%         -37.7%
12/31/2007        3.49       55,175        192,666          1.25%           4.0%
12/31/2006        3.36       61,505        206,449          1.25%          14.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.13            0     $        0          1.00%          13.7%
12/31/2009        2.76            0              0          1.00%          25.0%
12/31/2008        2.21            0              0          1.00%         -37.5%
12/31/2007        3.53            0              0          1.00%           4.3%
12/31/2006        3.38            0              0          1.00%          14.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.19            0     $        0          0.75%          13.9%
12/31/2009        2.80            0              0          0.75%          25.3%
12/31/2008        2.23            0              0          0.75%         -37.4%
12/31/2007        3.57            0              0          0.75%           4.6%
12/31/2006        3.41            0              0          0.75%          14.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.25            0     $        0          0.50%          14.2%
12/31/2009        2.84            0              0          0.50%          25.6%
12/31/2008        2.26            0              0          0.50%         -37.2%
12/31/2007        3.61            0              0          0.50%           4.8%
12/31/2006        3.44            0              0          0.50%          14.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.31          278     $      921          0.25%          14.5%
12/31/2009        2.89          231            668          0.25%          25.9%
12/31/2008        2.29          169            388          0.25%         -37.0%
12/31/2007        3.64            0              0          0.25%           5.1%
12/31/2006        3.47            0              0          0.25%          15.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.37          555     $    1,869          0.00%          14.8%
12/31/2009        2.93            0              0          0.00%          26.3%
12/31/2008        2.32            0              0          0.00%         -36.9%
12/31/2007        3.68            0              0          0.00%           5.3%
12/31/2006        3.50            0              0          0.00%          15.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.7%
2009         1.9%
2008         2.1%
2007         1.7%
2006         1.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              State Street S&P Equity Index 500 R Class - 857492300

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       13,843,868    $       12,251,775                1,317,209
Receivables: investments sold                   13,617    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       13,857,485
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       10,908,734            10,242,981     $               1.06
Band 100                                        43,230                40,030                     1.08
Band 75                                              -                     -                     1.10
Band 50                                      1,112,028             1,001,427                     1.11
Band 25                                              -                     -                     1.13
Band 0                                       1,793,493             1,570,803                     1.14
                                    ------------------    ------------------
 Total                              $       13,857,485            12,855,241
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            157,646
Mortality & expense charges                                                                  (117,312)
                                                                                 --------------------
Net investment income (loss)                                                                   40,334
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (237,576)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,791,282
                                                                                 --------------------
Net gain (loss)                                                                             1,553,706
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,594,040
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           40,334     $           48,881
Net realized gain (loss)                                              (237,576)              (646,002)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,791,282              2,384,082
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,594,040              1,786,961
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,630,581              5,184,944
Cost of units redeemed                                              (2,098,572)            (2,202,532)
Account charges                                                         (7,515)                (4,626)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,524,494              2,977,786
                                                            ------------------     ------------------
Net increase (decrease)                                              4,118,534              4,764,747
Net assets, beginning                                                9,738,951              4,974,204
                                                            ------------------     ------------------
Net assets, ending                                          $       13,857,485     $        9,738,951
                                                            ==================     ==================
Units sold                                                           4,929,901              7,473,034
Units redeemed                                                      (2,310,578)            (3,723,086)
                                                            ------------------     ------------------
Net increase (decrease)                                              2,619,323              3,749,948
Units outstanding, beginning                                        10,235,918              6,485,970
                                                            ------------------     ------------------
Units outstanding, ending                                           12,855,241             10,235,918
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       22,233,733
Cost of units redeemed/account charges                                                     (9,475,419)
Net investment income (loss)                                                                  220,264
Net realized gain (loss)                                                                     (713,187)
Realized gain distributions                                                                         1
Net change in unrealized appreciation (depreciation)                                        1,592,093
                                                                                   ------------------
                                                                                   $       13,857,485
                                                                                   ==================

* Date of Fund Inception into Variable Account: 6/3/2005

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.06       10,243     $   10,909          1.25%           12.9%
12/31/2009        0.94        8,423          7,947          1.25%           24.2%
12/31/2008        0.76        4,803          3,649          1.25%          -38.0%
12/31/2007        1.23        3,048          3,734          1.25%            3.6%
12/31/2006        1.18        1,047          1,238          1.25%           13.8%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.08           40     $       43          1.00%          13.2%
12/31/2009        0.95           48             45          1.00%          24.5%
12/31/2008        0.77           31             23          1.00%         -37.8%
12/31/2007        1.23           51             63          1.00%           3.8%
12/31/2006        1.19           65             78          1.00%          13.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.10            0     $        0          0.75%          13.5%
12/31/2009        0.97            0              0          0.75%          24.8%
12/31/2008        0.77            0              0          0.75%         -37.7%
12/31/2007        1.24            0              0          0.75%           4.1%
12/31/2006        1.19            0              0          0.75%          14.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.11        1,001     $    1,112          0.50%          13.7%
12/31/2009        0.98          701            684          0.50%          25.1%
12/31/2008        0.78          826            645          0.50%         -37.5%
12/31/2007        1.25          896          1,119          0.50%           4.4%
12/31/2006        1.20          861          1,031          0.50%          14.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.13            0     $        0          0.25%          14.0%
12/31/2009        0.99            0              0          0.25%          25.4%
12/31/2008        0.79            0              0          0.25%         -37.4%
12/31/2007        1.26            0              0          0.25%           4.6%
12/31/2006        1.20            0              0          0.25%          14.7%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.14        1,571     $    1,793          0.00%          14.3%
12/31/2009        1.00        1,064          1,063          0.00%          25.7%
12/31/2008        0.79          827            657          0.00%         -37.2%
12/31/2007        1.27          790            999          0.00%           4.9%
12/31/2006        1.21          627            756          0.00%          15.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.3%
2009         1.6%
2008         2.2%
2007         1.8%
2006         2.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               T. Rowe Price Blue Chip Growth R Class - 77954Q304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,247,337    $        1,026,637                   33,324
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (503)
                                    ------------------
Net assets                          $        1,246,834
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          981,155               739,671     $               1.33
Band 100                                             -                     -                     1.35
Band 75                                              -                     -                     1.38
Band 50                                              -                     -                     1.40
Band 25                                              -                     -                     1.43
Band 0                                         265,679               182,830                     1.45
                                    ------------------    ------------------
 Total                              $        1,246,834               922,501
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (9,554)
                                                                                 --------------------
Net investment income (loss)                                                                   (9,554)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (40,391)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          196,414
                                                                                 --------------------
Net gain (loss)                                                                               156,023
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            146,469
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (9,554)    $           (6,359)
Net realized gain (loss)                                               (40,391)               (43,963)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   196,414                280,284
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      146,469                229,962
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               475,559                392,849
Cost of units redeemed                                                (286,132)              (134,569)
Account charges                                                           (353)                  (387)
                                                            ------------------     ------------------
Increase (decrease)                                                    189,074                257,893
                                                            ------------------     ------------------
Net increase (decrease)                                                335,543                487,855
Net assets, beginning                                                  911,291                423,436
                                                            ------------------     ------------------
Net assets, ending                                          $        1,246,834     $          911,291
                                                            ==================     ==================
Units sold                                                             397,226                428,543
Units redeemed                                                        (245,906)              (165,944)
                                                            ------------------     ------------------
Net increase (decrease)                                                151,320                262,599
Units outstanding, beginning                                           771,181                508,582
                                                            ------------------     ------------------
Units outstanding, ending                                              922,501                771,181
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,172,263
Cost of units redeemed/account charges                                                     (1,106,126)
Net investment income (loss)                                                                  (34,232)
Net realized gain (loss)                                                                       (5,771)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          220,700
                                                                                   ------------------
                                                                                   $        1,246,834
                                                                                   ==================

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.33          740     $      981          1.25%          14.4%
12/31/2009        1.16          587            681          1.25%          40.2%
12/31/2008        0.83          455            376          1.25%         -43.6%
12/31/2007        1.46          450            659          1.25%          11.1%
12/31/2006        1.32          356            469          1.25%           8.0%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.35            0     $        0          1.00%          14.7%
12/31/2009        1.18            0              0          1.00%          40.6%
12/31/2008        0.84            0              0          1.00%         -43.4%
12/31/2007        1.48            0              0          1.00%          11.4%
12/31/2006        1.33            0              0          1.00%           8.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.38            0     $        0          0.75%          15.0%
12/31/2009        1.20            0              0          0.75%          40.9%
12/31/2008        0.85            0              0          0.75%         -43.3%
12/31/2007        1.50            0              0          0.75%          11.7%
12/31/2006        1.34            0              0          0.75%           8.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40            0     $        0          0.50%          15.3%
12/31/2009        1.22            0              0          0.50%          41.3%
12/31/2008        0.86            0              0          0.50%         -43.1%
12/31/2007        1.51            0              0          0.50%          12.0%
12/31/2006        1.35            0              0          0.50%           8.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.43            0     $        0          0.25%          15.6%
12/31/2009        1.23            0              0          0.25%          41.6%
12/31/2008        0.87            0              0          0.25%         -43.0%
12/31/2007        1.53            0              0          0.25%          12.3%
12/31/2006        1.36            0              0          0.25%           9.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.45          183     $      266          0.00%          15.9%
12/31/2009        1.25          184            230          0.00%          42.0%
12/31/2008        0.88           54             47          0.00%         -42.9%
12/31/2007        1.55           25             39          0.00%          12.6%
12/31/2006        1.37           18             24          0.00%           9.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%
2007         0.0%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                T. Rowe Price Equity Income Portfolio - 77954T100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       94,140,238    $      101,862,083                4,725,915
Receivables: investments sold                    5,289    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       94,145,527
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       94,145,527            31,287,687     $               3.01
Band 100                                             -                     -                     3.06
Band 75                                              -                     -                     3.12
Band 50                                              -                     -                     3.18
Band 25                                              -                     -                     3.24
Band 0                                               -                     -                     3.66
                                    ------------------    ------------------
 Total                              $       94,145,527            31,287,687
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $          1,627,888
Mortality & expense charges                                                                (1,056,674)
                                                                                 --------------------
Net investment income (loss)                                                                  571,214
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,176,227)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       11,750,994
                                                                                 --------------------
Net gain (loss)                                                                            10,574,767
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $         11,145,981
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          571,214     $          530,818
Net realized gain (loss)                                            (1,176,227)            (3,143,536)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                11,750,994             18,797,831
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                   11,145,981             16,185,113
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            12,808,201              9,676,092
Cost of units redeemed                                             (11,205,754)           (11,909,743)
Account charges                                                        (23,297)               (29,866)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,579,150             (2,263,517)
                                                            ------------------     ------------------
Net increase (decrease)                                             12,725,131             13,921,596
Net assets, beginning                                               81,420,396             67,498,800
                                                            ------------------     ------------------
Net assets, ending                                          $       94,145,527     $       81,420,396
                                                            ==================     ==================
Units sold                                                           5,293,691              5,455,767
Units redeemed                                                      (4,742,640)            (6,326,322)
                                                            ------------------     ------------------
Net increase (decrease)                                                551,051               (870,555)
Units outstanding, beginning                                        30,736,636             31,607,191
                                                            ------------------     ------------------
Units outstanding, ending                                           31,287,687             30,736,636
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      257,925,031
Cost of units redeemed/account charges                                                   (198,277,346)
Net investment income (loss)                                                               12,293,505
Net realized gain (loss)                                                                   11,400,565
Realized gain distributions                                                                18,525,617
Net change in unrealized appreciation (depreciation)                                       (7,721,845)
                                                                                   ------------------
                                                                                   $       94,145,527
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.01       31,288     $   94,146          1.25%          13.6%
12/31/2009        2.65       30,737         81,420          1.25%          24.0%
12/31/2008        2.14       31,607         67,499          1.25%         -36.9%
12/31/2007        3.38       32,633        110,451          1.25%           2.0%
12/31/2006        3.32       34,271        113,750          1.25%          17.7%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.06            0     $        0          1.00%          13.9%
12/31/2009        2.69            0              0          1.00%          24.4%
12/31/2008        2.16            0              0          1.00%         -36.7%
12/31/2007        3.42            0              0          1.00%           2.2%
12/31/2006        3.35            0              0          1.00%          17.8%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.12            0     $        0          0.75%          14.2%
12/31/2009        2.73            0              0          0.75%          24.7%
12/31/2008        2.19            0              0          0.75%         -36.6%
12/31/2007        3.46            0              0          0.75%           2.5%
12/31/2006        3.37            0              0          0.75%          18.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.18            0     $        0          0.50%          14.4%
12/31/2009        2.78            0              0          0.50%          25.0%
12/31/2008        2.22            0              0          0.50%         -36.4%
12/31/2007        3.49            0              0          0.50%           2.6%
12/31/2006        3.40            0              0          0.50%          18.4%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.24            0     $        0          0.25%          14.7%
12/31/2009        2.82            0              0          0.25%          25.3%
12/31/2008        2.25            0              0          0.25%         -36.3%
12/31/2007        3.53            0              0          0.25%           3.0%
12/31/2006        3.43            0              0          0.25%          18.7%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.66            0     $        0          0.00%          15.0%
12/31/2009        3.19            0              0          0.00%          25.6%
12/31/2008        2.54            0              0          0.00%         -36.1%
12/31/2007        3.97            0              0          0.00%           3.3%
12/31/2006        3.84            0              0          0.00%          19.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.9%
2009         1.9%
2008         2.4%
2007         1.8%
2006         1.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 T. Rowe Price Equity Income R Class - 779547306

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,753,495    $        8,446,727                  370,910
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (6,501)
                                    ------------------
Net assets                          $        8,746,994
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,201,497             4,656,606     $               1.55
Band 100                                             -                     -                     1.57
Band 75                                              -                     -                     1.60
Band 50                                        867,258               531,099                     1.63
Band 25                                              -                     -                     1.66
Band 0                                         678,239               398,240                     1.70
                                    ------------------    ------------------
 Total                              $        8,746,994             5,585,945
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            116,324
Mortality & expense charges                                                                   (78,302)
                                                                                 --------------------
Net investment income (loss)                                                                   38,022
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (201,721)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,180,956
                                                                                 --------------------
Net gain (loss)                                                                               979,235
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,017,257
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           38,022     $           27,310
Net realized gain (loss)                                              (201,721)              (481,193)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,180,956              1,443,951
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,017,257                990,068
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,587,401              2,459,252
Cost of units redeemed                                              (1,565,331)            (1,519,094)
Account charges                                                         (3,973)                (2,464)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,018,097                937,694
                                                            ------------------     ------------------
Net increase (decrease)                                              3,035,354              1,927,762
Net assets, beginning                                                5,711,640              3,783,878
                                                            ------------------     ------------------
Net assets, ending                                          $        8,746,994     $        5,711,640
                                                            ==================     ==================
Units sold                                                           2,577,367              2,212,951
Units redeemed                                                      (1,132,042)            (1,462,535)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,445,325                750,416
Units outstanding, beginning                                         4,140,620              3,390,204
                                                            ------------------     ------------------
Units outstanding, ending                                            5,585,945              4,140,620
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       16,872,576
Cost of units redeemed/account charges                                                     (8,437,630)
Net investment income (loss)                                                                  162,463
Net realized gain (loss)                                                                     (867,589)
Realized gain distributions                                                                   710,406
Net change in unrealized appreciation (depreciation)                                          306,768
                                                                                   ------------------
                                                                                   $        8,746,994
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.55        4,657     $    7,201          1.25%          13.2%
12/31/2009        1.37        3,502          4,786          1.25%          23.5%
12/31/2008        1.11        2,831          3,133          1.25%         -36.8%
12/31/2007        1.75        2,778          4,868          1.25%           1.5%
12/31/2006        1.73        2,311          3,990          1.25%          17.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.57            0     $        0          1.00%          13.4%
12/31/2009        1.39            0              0          1.00%          23.8%
12/31/2008        1.12            0              0          1.00%         -36.7%
12/31/2007        1.77            0              0          1.00%           1.8%
12/31/2006        1.74            0              0          1.00%          17.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.60            0     $        0          0.75%          13.7%
12/31/2009        1.41            0              0          0.75%          24.1%
12/31/2008        1.14            0              0          0.75%         -36.5%
12/31/2007        1.79            0              0          0.75%           2.0%
12/31/2006        1.75            0              0          0.75%          17.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.63          531     $      867          0.50%          14.0%
12/31/2009        1.43          439            628          0.50%          24.4%
12/31/2008        1.15          375            432          0.50%         -36.4%
12/31/2007        1.81          357            647          0.50%           2.3%
12/31/2006        1.77          335            592          0.50%          18.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.66            0     $        0          0.25%          14.3%
12/31/2009        1.45            0              0          0.25%          24.7%
12/31/2008        1.17            0              0          0.25%         -36.2%
12/31/2007        1.83            0              0          0.25%           2.5%
12/31/2006        1.78            0              0          0.25%          18.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.70          398     $      678          0.00%          14.6%
12/31/2009        1.49          200            297          0.00%          25.0%
12/31/2008        1.19          184            218          0.00%         -36.1%
12/31/2007        1.86          428            796          0.00%           2.8%
12/31/2006        1.81           75            136          0.00%          18.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.6%
2009         1.6%
2008         2.2%
2007         1.5%
2006         1.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    T. Rowe Price European Stock - 77956H401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          237,005    $          236,914                   15,800
Receivables: investments sold                    1,064    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          238,069
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          238,069               158,802     $               1.50
Band 100                                             -                     -                     1.53
Band 75                                              -                     -                     1.55
Band 50                                              -                     -                     1.58
Band 25                                              -                     -                     1.61
Band 0                                               -                     -                     1.69
                                    ------------------    ------------------
 Total                              $          238,069               158,802
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              4,446
Mortality & expense charges                                                                    (2,512)
                                                                                 --------------------
Net investment income (loss)                                                                    1,934
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (11,681)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           26,702
                                                                                 --------------------
Net gain (loss)                                                                                15,021
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             16,955
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,934     $            4,343
Net realized gain (loss)                                               (11,681)               (25,095)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    26,702                 70,154
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       16,955                 49,402
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                49,494                 32,688
Cost of units redeemed                                                 (22,479)               (29,156)
Account charges                                                           (222)                  (135)
                                                            ------------------     ------------------
Increase (decrease)                                                     26,793                  3,397
                                                            ------------------     ------------------
Net increase (decrease)                                                 43,748                 52,799
Net assets, beginning                                                  194,321                141,522
                                                            ------------------     ------------------
Net assets, ending                                          $          238,069     $          194,321
                                                            ==================     ==================
Units sold                                                              36,586                 42,543
Units redeemed                                                         (17,006)               (37,904)
                                                            ------------------     ------------------
Net increase (decrease)                                                 19,580                  4,639
Units outstanding, beginning                                           139,222                134,583
                                                            ------------------     ------------------
Units outstanding, ending                                              158,802                139,222
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          415,151
Cost of units redeemed/account charges                                                       (233,051)
Net investment income (loss)                                                                   10,743
Net realized gain (loss)                                                                      (27,818)
Realized gain distributions                                                                    72,953
Net change in unrealized appreciation (depreciation)                                               91
                                                                                   ------------------
                                                                                   $          238,069
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.50          159     $      238          1.25%           7.4%
12/31/2009        1.40          139            194          1.25%          32.7%
12/31/2008        1.05          135            142          1.25%         -44.1%
12/31/2007        1.88          118            223          1.25%          13.9%
12/31/2006        1.65          104            171          1.25%          29.9%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.53            0     $        0          1.00%           7.7%
12/31/2009        1.42            0              0          1.00%          33.1%
12/31/2008        1.07            0              0          1.00%         -43.9%
12/31/2007        1.90            0              0          1.00%          14.2%
12/31/2006        1.66            0              0          1.00%          30.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.55            0     $        0          0.75%           7.9%
12/31/2009        1.44            0              0          0.75%          33.4%
12/31/2008        1.08            0              0          0.75%         -43.8%
12/31/2007        1.92            0              0          0.75%          14.5%
12/31/2006        1.68            0              0          0.75%          30.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.58            0     $        0          0.50%           8.2%
12/31/2009        1.46            0              0          0.50%          33.7%
12/31/2008        1.09            0              0          0.50%         -43.6%
12/31/2007        1.94            0              0          0.50%          14.8%
12/31/2006        1.69            0              0          0.50%          30.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.61            0     $        0          0.25%           8.5%
12/31/2009        1.49            0              0          0.25%          34.1%
12/31/2008        1.11            0              0          0.25%         -43.5%
12/31/2007        1.96            0              0          0.25%          15.1%
12/31/2006        1.70            0              0          0.25%          31.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.69            0     $        0          0.00%           8.8%
12/31/2009        1.56            0              0          0.00%          34.4%
12/31/2008        1.16            0              0          0.00%         -43.4%
12/31/2007        2.05            0              0          0.00%          15.4%
12/31/2006        1.77            0              0          0.00%          31.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         2.1%
2009         3.8%
2008         2.7%
2007         1.6%
2006         1.3%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              T. Rowe Price Growth Stock Advisor Class - 741479208

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       42,388,518    $       42,007,538                1,328,793
Receivables: investments sold                    1,651    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       42,390,169
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       42,390,169            45,132,799     $               0.94
Band 100                                             -                     -                     0.95
Band 75                                              -                     -                     0.96
Band 50                                              -                     -                     0.96
Band 25                                              -                     -                     0.97
Band 0                                               -                     -                     0.98
                                    ------------------    ------------------
 Total                              $       42,390,169            45,132,799
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                  (462,992)
                                                                                 --------------------
Net investment income (loss)                                                                 (462,992)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (697,978)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        6,668,357
                                                                                 --------------------
Net gain (loss)                                                                             5,970,379
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          5,507,387
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (462,992)    $         (352,074)
Net realized gain (loss)                                              (697,978)            (1,097,454)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 6,668,357             11,381,448
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    5,507,387              9,931,920
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             7,150,653              6,434,148
Cost of units redeemed                                              (6,361,274)            (3,961,054)
Account charges                                                         (4,897)                (4,840)
                                                            ------------------     ------------------
Increase (decrease)                                                    784,482              2,468,254
                                                            ------------------     ------------------
Net increase (decrease)                                              6,291,869             12,400,174
Net assets, beginning                                               36,098,300             23,698,126
                                                            ------------------     ------------------
Net assets, ending                                          $       42,390,169     $       36,098,300
                                                            ==================     ==================
Units sold                                                          12,473,274              9,343,899
Units redeemed                                                     (11,644,501)            (6,098,553)
                                                            ------------------     ------------------
Net increase (decrease)                                                828,773              3,245,346
Units outstanding, beginning                                        44,304,026             41,058,680
                                                            ------------------     ------------------
Units outstanding, ending                                           45,132,799             44,304,026
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       62,158,429
Cost of units redeemed/account charges                                                    (17,200,834)
Net investment income (loss)                                                               (1,081,746)
Net realized gain (loss)                                                                   (2,907,826)
Realized gain distributions                                                                 1,041,166
Net change in unrealized appreciation (depreciation)                                          380,980
                                                                                   ------------------
                                                                                   $       42,390,169
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.94       45,133     $   42,390          1.25%          15.3%
12/31/2009        0.81       44,304         36,098          1.25%          41.2%
12/31/2008        0.58       41,059         23,698          1.25%         -43.1%
12/31/2007        1.01       41,491         42,088          1.25%           1.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.95            0     $        0          1.00%          15.6%
12/31/2009        0.82            0              0          1.00%          41.5%
12/31/2008        0.58            0              0          1.00%         -43.0%
12/31/2007        1.02            0              0          1.00%          15.9%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.96            0     $        0          0.75%          15.9%
12/31/2009        0.83            0              0          0.75%          41.9%
12/31/2008        0.58            0              0          0.75%         -42.8%
12/31/2007        1.02            0              0          0.75%           1.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.96            0     $        0          0.50%          16.1%
12/31/2009        0.83            0              0          0.50%          42.2%
12/31/2008        0.58            0              0          0.50%         -42.7%
12/31/2007        1.02            0              0          0.50%           1.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.97            0     $        0          0.25%          16.4%
12/31/2009        0.84            0              0          0.25%          42.6%
12/31/2008        0.59            0              0          0.25%         -42.5%
12/31/2007        1.02            0              0          0.25%           2.1%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.98            0     $        0          0.00%          16.7%
12/31/2009        0.84            0              0          0.00%          42.9%
12/31/2008        0.59            0              0          0.00%         -42.4%
12/31/2007        1.02            0              0          0.00%           2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.2%
2007         0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               T. Rowe Price Growth Stock Fund R Class - 741479307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,535,043    $        5,845,889                  207,198
Receivables: investments sold                    1,539    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,536,582
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,115,361             3,852,858     $               1.59
Band 100                                       149,692                92,615                     1.62
Band 75                                              -                     -                     1.65
Band 50                                         71,440                42,627                     1.68
Band 25                                              -                     -                     1.71
Band 0                                         200,089               113,697                     1.76
                                    ------------------    ------------------
 Total                              $        6,536,582             4,101,797
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (68,112)
                                                                                 --------------------
Net investment income (loss)                                                                  (68,112)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (172,004)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,051,016
                                                                                 --------------------
Net gain (loss)                                                                               879,012
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            810,900
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (68,112)    $          (50,197)
Net realized gain (loss)                                              (172,004)              (278,878)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,051,016              1,789,682
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      810,900              1,460,607
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,357,336              1,706,667
Cost of units redeemed                                              (1,276,161)              (721,601)
Account charges                                                         (4,965)                (1,682)
                                                            ------------------     ------------------
Increase (decrease)                                                     76,210                983,384
                                                            ------------------     ------------------
Net increase (decrease)                                                887,110              2,443,991
Net assets, beginning                                                5,649,472              3,205,481
                                                            ------------------     ------------------
Net assets, ending                                          $        6,536,582     $        5,649,472
                                                            ==================     ==================
Units sold                                                             992,787              1,624,888
Units redeemed                                                        (969,452)              (807,058)
                                                            ------------------     ------------------
Net increase (decrease)                                                 23,335                817,830
Units outstanding, beginning                                         4,078,462              3,260,632
                                                            ------------------     ------------------
Units outstanding, ending                                            4,101,797              4,078,462
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       49,563,963
Cost of units redeemed/account charges                                                    (48,650,313)
Net investment income (loss)                                                                 (846,770)
Net realized gain (loss)                                                                    5,046,167
Realized gain distributions                                                                   734,381
Net change in unrealized appreciation (depreciation)                                          689,154
                                                                                   ------------------
                                                                                   $        6,536,582
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.59        3,853     $    6,115          1.25%          14.9%
12/31/2009        1.38        3,945          5,449          1.25%          40.8%
12/31/2008        0.98        3,160          3,099          1.25%         -43.2%
12/31/2007        1.73        2,990          5,165          1.25%           8.5%
12/31/2006        1.59       19,907         31,703          1.25%          12.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.62           93     $      150          1.00%          15.2%
12/31/2009        1.40           20             28          1.00%          41.2%
12/31/2008        0.99           12             12          1.00%         -43.1%
12/31/2007        1.75            4              6          1.00%           8.8%
12/31/2006        1.61            0              0          1.00%          12.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.65            0     $        0          0.75%          15.5%
12/31/2009        1.43            0              0          0.75%          41.5%
12/31/2008        1.01            0              0          0.75%         -42.9%
12/31/2007        1.76            0              0          0.75%           9.0%
12/31/2006        1.62            0              0          0.75%          12.6%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.68           43     $       71          0.50%          15.8%
12/31/2009        1.45            0              0          0.50%          41.9%
12/31/2008        1.02            0              0          0.50%         -42.8%
12/31/2007        1.78            0              0          0.50%           9.3%
12/31/2006        1.63            0              0          0.50%          12.9%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.71            0     $        0          0.25%          16.1%
12/31/2009        1.47            0              0          0.25%          42.3%
12/31/2008        1.03            0              0          0.25%         -42.7%
12/31/2007        1.80            0              0          0.25%           9.6%
12/31/2006        1.65            0              0          0.25%          13.2%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.76          114     $      200          0.00%          16.3%
12/31/2009        1.51          113            172          0.00%          42.6%
12/31/2008        1.06           89             94          0.00%         -42.5%
12/31/2007        1.84           76            141          0.00%           9.9%
12/31/2006        1.68           63            106          0.00%          13.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%
2007         0.0%
2006         0.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
      T. Rowe Price International Growth & Income Advisor Class - 77956H773

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,686,262    $       10,104,784                  723,935
Receivables: investments sold                   40,033    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        9,726,295
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        9,726,295            12,584,857     $               0.77
Band 100                                             -                     -                     0.78
Band 75                                              -                     -                     0.79
Band 50                                              -                     -                     0.79
Band 25                                              -                     -                     0.80
Band 0                                               -                     -                     0.81
                                    ------------------    ------------------
 Total                              $        9,726,295            12,584,857
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            191,380
Mortality & expense charges                                                                  (117,342)
                                                                                 --------------------
Net investment income (loss)                                                                   74,038
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (2,638,498)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,279,829
                                                                                 --------------------
Net gain (loss)                                                                               641,331
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            715,369
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           74,038     $          100,813
Net realized gain (loss)                                            (2,638,498)              (696,020)
Realized gain distributions                                                  -                 19,751
Net change in unrealized appreciation (depreciation)                 3,279,829              3,634,766
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      715,369              3,059,310
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,889,226              2,368,318
Cost of units redeemed                                              (5,446,275)            (1,191,109)
Account charges                                                         (2,229)                (3,743)
                                                            ------------------     ------------------
Increase (decrease)                                                 (3,559,278)             1,173,466
                                                            ------------------     ------------------
Net increase (decrease)                                             (2,843,909)             4,232,776
Net assets, beginning                                               12,570,204              8,337,428
                                                            ------------------     ------------------
Net assets, ending                                          $        9,726,295     $       12,570,204
                                                            ==================     ==================
Units sold                                                           2,758,234              4,803,091
Units redeemed                                                      (7,887,370)            (2,662,305)
                                                            ------------------     ------------------
Net increase (decrease)                                             (5,129,136)             2,140,786
Units outstanding, beginning                                        17,713,993             15,573,207
                                                            ------------------     ------------------
Units outstanding, ending                                           12,584,857             17,713,993
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       23,258,692
Cost of units redeemed/account charges                                                    (10,450,854)
Net investment income (loss)                                                                  592,204
Net realized gain (loss)                                                                   (4,052,687)
Realized gain distributions                                                                   797,462
Net change in unrealized appreciation (depreciation)                                         (418,522)
                                                                                   ------------------
                                                                                   $        9,726,295
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.77       12,585     $    9,726          1.25%           8.9%
12/31/2009        0.71       17,714         12,570          1.25%          32.5%
12/31/2008        0.54       15,573          8,337          1.25%         -45.7%
12/31/2007        0.99       15,726         15,505          1.25%          -1.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.78            0     $        0          1.00%           9.2%
12/31/2009        0.71            0              0          1.00%          32.9%
12/31/2008        0.54            0              0          1.00%         -45.6%
12/31/2007        0.99            0              0          1.00%          -1.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.79            0     $        0          0.75%           9.5%
12/31/2009        0.72            0              0          0.75%          33.2%
12/31/2008        0.54            0              0          0.75%         -45.4%
12/31/2007        0.99            0              0          0.75%          -1.1%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.79            0     $        0          0.50%           9.7%
12/31/2009        0.72            0              0          0.50%          33.5%
12/31/2008        0.54            0              0          0.50%         -45.3%
12/31/2007        0.99            0              0          0.50%          -1.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.80            0     $        0          0.25%          10.0%
12/31/2009        0.73            0              0          0.25%          33.9%
12/31/2008        0.54            0              0          0.25%         -45.2%
12/31/2007        0.99            0              0          0.25%          -0.8%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     0.81            0     $        0          0.00%          10.3%
12/31/2009        0.73            0              0          0.00%          34.2%
12/31/2008        0.55            0              0          0.00%         -45.0%
12/31/2007        0.99            0              0          0.00%          -0.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.7%
2009         2.2%
2008         2.6%
2007         3.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         T. Rowe Price International Growth & Income R Class - 77956H799

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,849,452    $        1,790,499                  139,161
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (292)
                                    ------------------
Net assets                          $        1,849,160
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,747,765               849,989     $               2.06
Band 100                                       101,395                48,425                     2.09
Band 75                                              -                     -                     2.13
Band 50                                              -                     -                     2.17
Band 25                                              -                     -                     2.21
Band 0                                               -                     -                     2.29
                                    ------------------    ------------------
 Total                              $        1,849,160               898,414
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             32,953
Mortality & expense charges                                                                   (21,885)
                                                                                 --------------------
Net investment income (loss)                                                                   11,068
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (412,135)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          523,451
                                                                                 --------------------
Net gain (loss)                                                                               111,316
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            122,384
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           11,068     $           16,521
Net realized gain (loss)                                              (412,135)              (232,776)
Realized gain distributions                                                  -                  3,001
Net change in unrealized appreciation (depreciation)                   523,451                673,958
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      122,384                460,704
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               523,906                337,428
Cost of units redeemed                                                (688,041)              (308,372)
Account charges                                                         (7,115)                  (746)
                                                            ------------------     ------------------
Increase (decrease)                                                   (171,250)                28,310
                                                            ------------------     ------------------
Net increase (decrease)                                                (48,866)               489,014
Net assets, beginning                                                1,898,026              1,409,012
                                                            ------------------     ------------------
Net assets, ending                                          $        1,849,160     $        1,898,026
                                                            ==================     ==================
Units sold                                                             297,403                233,515
Units redeemed                                                        (401,571)              (215,228)
                                                            ------------------     ------------------
Net increase (decrease)                                               (104,168)                18,287
Units outstanding, beginning                                         1,002,582                984,295
                                                            ------------------     ------------------
Units outstanding, ending                                              898,414              1,002,582
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       22,132,701
Cost of units redeemed/account charges                                                    (22,394,053)
Net investment income (loss)                                                                  (75,224)
Net realized gain (loss)                                                                    1,688,199
Realized gain distributions                                                                   438,584
Net change in unrealized appreciation (depreciation)                                           58,953
                                                                                   ------------------
                                                                                   $        1,849,160
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.06          850     $    1,748          1.25%           8.7%
12/31/2009        1.89          980          1,854          1.25%          32.2%
12/31/2008        1.43          966          1,383          1.25%         -45.8%
12/31/2007        2.64          853          2,253          1.25%           6.9%
12/31/2006        2.47        4,855         12,003          1.25%          27.4%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.09           48     $      101          1.00%           8.9%
12/31/2009        1.92           23             44          1.00%          32.6%
12/31/2008        1.45           18             26          1.00%         -45.7%
12/31/2007        2.67            5             14          1.00%           7.2%
12/31/2006        2.49            0              0          1.00%          28.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.13            0     $        0          0.75%           9.2%
12/31/2009        1.95            0              0          0.75%          32.9%
12/31/2008        1.47            0              0          0.75%         -45.6%
12/31/2007        2.70            0              0          0.75%           7.4%
12/31/2006        2.51            0              0          0.75%          28.3%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.17            0     $        0          0.50%           9.5%
12/31/2009        1.98            0              0          0.50%          33.2%
12/31/2008        1.49            0              0          0.50%         -45.4%
12/31/2007        2.73            0              0          0.50%           7.7%
12/31/2006        2.53            0              0          0.50%          28.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.21            0     $        0          0.25%           9.7%
12/31/2009        2.01            0              0          0.25%          33.6%
12/31/2008        1.51            0              0          0.25%         -45.3%
12/31/2007        2.76            0              0          0.25%           8.0%
12/31/2006        2.55            0              0          0.25%          29.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.29            0     $        0          0.00%          10.0%
12/31/2009        2.08            0              0          0.00%          33.9%
12/31/2008        1.56            0              0          0.00%         -45.2%
12/31/2007        2.84            0              0          0.00%           8.2%
12/31/2006        2.62            0              0          0.00%          29.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.8%
2009         2.2%
2008         2.4%
2007         0.0%
2006         2.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              T. Rowe Price International Stock R Class - 77956H781

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          314,999    $          243,454                   22,261
Receivables: investments sold                      115    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          315,114
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          315,114               194,555     $               1.62
Band 100                                             -                     -                     1.65
Band 75                                              -                     -                     1.68
Band 50                                              -                     -                     1.71
Band 25                                              -                     -                     1.74
Band 0                                               -                     -                     1.77
                                    ------------------    ------------------
 Total                              $          315,114               194,555
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,946
Mortality & expense charges                                                                    (3,519)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,573)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (77,467)
Realized gain distributions                                                                       865
Net change in unrealized appreciation (depreciation)                                          103,898
                                                                                 --------------------
Net gain (loss)                                                                                27,296
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             25,723
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,573)    $            3,472
Net realized gain (loss)                                               (77,467)               (25,983)
Realized gain distributions                                                865                      -
Net change in unrealized appreciation (depreciation)                   103,898                136,400
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       25,723                113,889
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                84,507                132,920
Cost of units redeemed                                                (192,150)               (33,728)
Account charges                                                           (136)                   (75)
                                                            ------------------     ------------------
Increase (decrease)                                                   (107,779)                99,117
                                                            ------------------     ------------------
Net increase (decrease)                                                (82,056)               213,006
Net assets, beginning                                                  397,170                184,164
                                                            ------------------     ------------------
Net assets, ending                                          $          315,114     $          397,170
                                                            ==================     ==================
Units sold                                                              58,109                122,797
Units redeemed                                                        (139,164)               (38,389)
                                                            ------------------     ------------------
Net increase (decrease)                                                (81,055)                84,408
Units outstanding, beginning                                           275,610                191,202
                                                            ------------------     ------------------
Units outstanding, ending                                              194,555                275,610
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          680,222
Cost of units redeemed/account charges                                                       (375,960)
Net investment income (loss)                                                                    2,550
Net realized gain (loss)                                                                     (103,432)
Realized gain distributions                                                                    40,189
Net change in unrealized appreciation (depreciation)                                           71,545
                                                                                   ------------------
                                                                                   $          315,114
                                                                                   ==================

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.62          195     $      315          1.25%          12.4%
12/31/2009        1.44          276            397          1.25%          49.6%
12/31/2008        0.96          191            184          1.25%         -48.9%
12/31/2007        1.89          162            305          1.25%          11.4%
12/31/2006        1.69           71            120          1.25%          17.5%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.65            0     $        0          1.00%          12.7%
12/31/2009        1.46            0              0          1.00%          50.0%
12/31/2008        0.98            0              0          1.00%         -48.8%
12/31/2007        1.91            0              0          1.00%          11.7%
12/31/2006        1.71            0              0          1.00%          17.4%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.68            0     $        0          0.75%          13.0%
12/31/2009        1.49            0              0          0.75%          50.4%
12/31/2008        0.99            0              0          0.75%         -48.7%
12/31/2007        1.93            0              0          0.75%          12.0%
12/31/2006        1.72            0              0          0.75%          17.7%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.71            0     $        0          0.50%          13.2%
12/31/2009        1.51            0              0          0.50%          50.7%
12/31/2008        1.00            0              0          0.50%         -48.5%
12/31/2007        1.95            0              0          0.50%          12.2%
12/31/2006        1.73            0              0          0.50%          18.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.74            0     $        0          0.25%          13.5%
12/31/2009        1.53            0              0          0.25%          51.1%
12/31/2008        1.01            0              0          0.25%         -48.4%
12/31/2007        1.97            0              0          0.25%          12.5%
12/31/2006        1.75            0              0          0.25%          18.3%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.77            0     $        0          0.00%          13.8%
12/31/2009        1.56            0              0          0.00%          51.5%
12/31/2008        1.03            0              0          0.00%         -48.3%
12/31/2007        1.99            0              0          0.00%          12.8%
12/31/2006        1.76            0              0          0.00%          18.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.5%
2009         2.4%
2008         1.3%
2007         1.8%
2006         0.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              T. Rowe Price Mid Cap Growth Fund R Class - 779556307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,809,991    $        2,433,622                   49,672
Receivables: investments sold                   31,402    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,841,393
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,077,049               909,112     $               2.28
Band 100                                             -                     -                     2.33
Band 75                                              -                     -                     2.37
Band 50                                              -                     -                     2.41
Band 25                                              -                     -                     2.46
Band 0                                         764,344               302,345                     2.53
                                    ------------------    ------------------
 Total                              $        2,841,393             1,211,457
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (14,434)
                                                                                 --------------------
Net investment income (loss)                                                                  (14,434)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       19,259
Realized gain distributions                                                                   104,721
Net change in unrealized appreciation (depreciation)                                          358,220
                                                                                 --------------------
Net gain (loss)                                                                               482,200
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            467,766
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (14,434)    $             (687)
Net realized gain (loss)                                                19,259                  1,131
Realized gain distributions                                            104,721                    128
Net change in unrealized appreciation (depreciation)                   358,220                 18,149
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      467,766                 18,721
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,750,499                371,600
Cost of units redeemed                                                (757,959)                (8,406)
Account charges                                                           (758)                   (70)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,991,782                363,124
                                                            ------------------     ------------------
Net increase (decrease)                                              2,459,548                381,845
Net assets, beginning                                                  381,845                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        2,841,393     $          381,845
                                                            ==================     ==================
Units sold                                                           1,391,977                215,716
Units redeemed                                                        (390,845)                (5,391)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,001,132                210,325
Units outstanding, beginning                                           210,325                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            1,211,457                210,325
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,510,294
Cost of units redeemed/account charges                                                     (4,755,148)
Net investment income (loss)                                                                  (84,098)
Net realized gain (loss)                                                                      234,720
Realized gain distributions                                                                   559,256
Net change in unrealized appreciation (depreciation)                                          376,369
                                                                                   ------------------
                                                                                   $        2,841,393
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.28          909     $    2,077          1.25%          25.8%
12/31/2009        1.82          210            382          1.25%          43.0%
12/31/2008        1.27            0              0          1.25%         -40.7%
12/31/2007        2.14        1,200          2,571          1.25%          15.6%
12/31/2006        1.85        1,150          2,130          1.25%           5.2%

                                           BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.33            0     $        0          1.00%          26.2%
12/31/2009        1.84            0              0          1.00%          43.3%
12/31/2008        1.29            0              0          1.00%         -40.6%
12/31/2007        2.16            0              0          1.00%          15.9%
12/31/2006        1.87            0              0          1.00%           5.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.37            0     $        0          0.75%          26.5%
12/31/2009        1.87            0              0          0.75%          43.7%
12/31/2008        1.30            0              0          0.75%         -40.4%
12/31/2007        2.19            0              0          0.75%          16.2%
12/31/2006        1.88            0              0          0.75%           5.5%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.41            0     $        0          0.50%          26.8%
12/31/2009        1.90            0              0          0.50%          44.1%
12/31/2008        1.32            0              0          0.50%         -40.3%
12/31/2007        2.21            0              0          0.50%          16.5%
12/31/2006        1.90            0              0          0.50%           5.7%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.46            0     $        0          0.25%          27.1%
12/31/2009        1.93            0              0          0.25%          44.4%
12/31/2008        1.34            0              0          0.25%         -40.1%
12/31/2007        2.23            0              0          0.25%          16.8%
12/31/2006        1.91            0              0          0.25%           6.0%

                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.53          302     $      764          0.00%          27.4%
12/31/2009        1.98            0              0          0.00%          44.8%
12/31/2008        1.37            0              0          0.00%         -40.0%
12/31/2007        2.28            0              0          0.00%          17.1%
12/31/2006        1.95            0              0          0.00%           6.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         0.0%
2009         0.0%
2008         0.0%
2007         0.0%
2006         0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              T. Rowe Price Mid Cap Value Advisor Class - 77957Y304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,439,063    $        1,323,843                   60,951
Receivables: investments sold                    6,318    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,445,381
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          654,636               673,985     $               0.97
Band 100                                             -                     -                     0.98
Band 75                                              -                     -                     0.99
Band 50                                              -                     -                     1.00
Band 25                                              -                     -                     1.01
Band 0                                         790,745               778,222                     1.02
                                    ------------------    ------------------
 Total                              $        1,445,381             1,452,207
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             21,025
Mortality & expense charges                                                                    (6,563)
                                                                                 --------------------
Net investment income (loss)                                                                   14,462
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (23,971)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          140,114
                                                                                 --------------------
Net gain (loss)                                                                               116,143
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            130,605
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           14,462     $             (635)
Net realized gain (loss)                                               (23,971)               (37,571)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   140,114                160,690
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      130,605                122,484
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,712,656                 41,930
Cost of units redeemed                                                (784,726)               (64,392)
Account charges                                                           (169)                   (79)
                                                            ------------------     ------------------
Increase (decrease)                                                    927,761                (22,541)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,058,366                 99,943
Net assets, beginning                                                  387,015                287,072
                                                            ------------------     ------------------
Net assets, ending                                          $         1,445,381    $          387,015
                                                            ==================     ==================
Units sold                                                           1,837,958                 66,670
Units redeemed                                                        (842,709)               (99,836)
                                                            ------------------     ------------------
Net increase (decrease)                                                995,249                (33,166)
Units outstanding, beginning                                           456,958                490,124
                                                            ------------------     ------------------
Units outstanding, ending                                            1,452,207                456,958
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,322,235
Cost of units redeemed/account charges                                                       (973,850)
Net investment income (loss)                                                                   20,431
Net realized gain (loss)                                                                      (91,406)
Realized gain distributions                                                                    52,751
Net change in unrealized appreciation (depreciation)                                          115,220
                                                                                   ------------------
                                                                                   $        1,445,381
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                        % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.97            674    $      655         1.25%           14.7%
12/31/2009       0.85            457           387         1.25%           44.6%
12/31/2008       0.59            490           287         1.25%          -35.5%
12/31/2007       0.91            540           491         1.25%           -9.1%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.98              0    $        0         1.00%           15.0%
12/31/2009       0.85              0             0         1.00%           45.0%
12/31/2008       0.59              0             0         1.00%          -35.4%
12/31/2007       0.91              0             0         1.00%           -9.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     0.99              0    $        0         0.75%           15.3%
12/31/2009       0.86              0             0         0.75%           45.3%
12/31/2008       0.59              0             0         0.75%          -35.2%
12/31/2007       0.91              0             0         0.75%           -8.8%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.00              0    $        0         0.50%           15.5%
12/31/2009       0.86              0             0         0.50%           45.7%
12/31/2008       0.59              0             0         0.50%          -35.1%
12/31/2007       0.91              0             0         0.50%           -8.7%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.01              0    $        0         0.25%           15.8%
12/31/2009       0.87              0             0         0.25%           46.1%
12/31/2008       0.60              0             0         0.25%          -34.9%
12/31/2007       0.91              0             0         0.25%           -8.6%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.02            778    $      791         0.00%           16.1%
12/31/2009       0.88              0             0         0.00%           46.4%
12/31/2008       0.60              0             0         0.00%          -34.7%
12/31/2007       0.92              0             0         0.00%           -8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.3%
2009             1.0%
2008             0.6%
2007             3.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 T. Rowe Price Mid Cap Value R Class - 77957Y205

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,108,685    $        1,829,573                   90,114
Receivables: investments sold                    1,649    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,110,334
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,056,862               941,679     $               2.18
Band 100                                             -                     -                     2.22
Band 75                                              -                     -                     2.26
Band 50                                              -                     -                     2.31
Band 25                                              -                     -                     2.35
Band 0                                          53,472                22,033                     2.43
                                    ------------------    ------------------
 Total                              $        2,110,334               963,712
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             26,540
Mortality & expense charges                                                                   (22,321)
                                                                                 --------------------
Net investment income (loss)                                                                    4,219
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (56,419)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          319,726
                                                                                 --------------------
Net gain (loss)                                                                               263,307
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            267,526
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            4,219     $           (2,615)
Net realized gain (loss)                                               (56,419)              (110,109)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   319,726                454,113
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      267,526                341,389
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,002,885                476,988
Cost of units redeemed                                                (564,719)              (185,740)
Account charges                                                           (497)                   (91)
                                                            ------------------     ------------------
Increase (decrease)                                                    437,669                291,157
                                                            ------------------     ------------------
Net increase (decrease)                                                705,195                632,546
Net assets, beginning                                                1,405,139                772,593
                                                            ------------------     ------------------
Net assets, ending                                          $        2,110,334     $        1,405,139
                                                            ==================     ==================
Units sold                                                             514,270                301,361
Units redeemed                                                        (286,701)              (148,821)
                                                            ------------------     ------------------
Net increase (decrease)                                                227,569                152,540
Units outstanding, beginning                                           736,143                583,603
                                                            ------------------     ------------------
Units outstanding, ending                                              963,712                736,143
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,133,494
Cost of units redeemed/account charges                                                     (2,563,255)
Net investment income (loss)                                                                  (27,549)
Net realized gain (loss)                                                                      (85,806)
Realized gain distributions                                                                   374,338
Net change in unrealized appreciation (depreciation)                                          279,112
                                                                                   ------------------
                                                                                   $        2,110,334
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     2.18           942    $     2,057         1.25%           14.4%
12/31/2009       1.91           736          1,405         1.25%           44.2%
12/31/2008       1.32           584            773         1.25%          -35.7%
12/31/2007       2.06           552          1,135         1.25%           -1.1%
12/31/2006       2.08           814          1,695         1.25%           18.3%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     2.22              0    $        0         1.00%           14.7%
12/31/2009       1.94              0             0         1.00%           44.5%
12/31/2008       1.34              0             0         1.00%          -35.5%
12/31/2007       2.08              0             0         1.00%           -0.9%
12/31/2006       2.10              0             0         1.00%           18.5%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     2.26              0    $        0         0.75%           15.0%
12/31/2009       1.97              0             0         0.75%           44.9%
12/31/2008       1.36              0             0         0.75%          -35.3%
12/31/2007       2.10              0             0         0.75%           -0.6%
12/31/2006       2.12              0             0         0.75%           18.8%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     2.31              0    $        0         0.50%           15.3%
12/31/2009       2.00              0             0         0.50%           45.3%
12/31/2008       1.38              0             0         0.50%          -35.2%
12/31/2007       2.12              0             0         0.50%           -0.4%
12/31/2006       2.13              0             0         0.50%           19.1%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     2.35              0    $        0         0.25%           15.6%
12/31/2009       2.03              0             0         0.25%           45.6%
12/31/2008       1.40              0             0         0.25%          -35.0%
12/31/2007       2.15              0             0         0.25%           -0.1%
12/31/2006       2.15              0             0         0.25%           19.4%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     2.43             22    $       53         0.00%           15.9%
12/31/2009       2.09              0             0         0.00%           46.0%
12/31/2008       1.43              0             0         0.00%          -34.9%
12/31/2007       2.20              0             0         0.00%            0.1%
12/31/2006       2.20              0             0         0.00%           19.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.5%
2009             0.8%
2008             0.5%
2007             1.3%
2006             0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               T Rowe Price Retirement 2020 Adv Class - 74149P853

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           44,884    $           45,042                    2,745
Receivables: investments sold                       32    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           44,916
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           44,916                42,981     $               1.05
Band 100                                             -                     -                     1.05
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.05
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
 Total                              $           44,916                42,981
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                708
Mortality & expense charges                                                                       (32)
                                                                                 --------------------
Net investment income (loss)                                                                      676
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                        54
Net change in unrealized appreciation (depreciation)                                             (158)
                                                                                 --------------------
Net gain (loss)                                                                                  (104)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                572
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              676     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                 54                      -
Net change in unrealized appreciation (depreciation)                      (158)                     -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          572                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                44,812                      -
Cost of units redeemed                                                    (468)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     44,344                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 44,916                      -
Net assets, beginning                                                       -                       -
                                                            ------------------     ------------------
Net assets, ending                                          $           44,916     $                -
                                                            ==================     ==================
Units sold                                                              43,429                      -
Units redeemed                                                            (448)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 42,981                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               42,981                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           44,812
Cost of units redeemed/account charges                                                           (468)
Net investment income (loss)                                                                      676
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                        54
Net change in unrealized appreciation (depreciation)                                             (158)
                                                                                   ------------------
                                                                                   $           44,916
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05             43    $       45         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             3.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               T Rowe Price Retirement 2030 Adv Class - 74149P846

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            5,844    $            5,810                      340
Receivables: investments sold                        4    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            5,848
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            5,848                 5,541     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $            5,848                 5,541
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 70
Mortality & expense charges                                                                        (3)
                                                                                 --------------------
Net investment income (loss)                                                                       67
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         6
Net change in unrealized appreciation (depreciation)                                               34
                                                                                 --------------------
Net gain (loss)                                                                                    40
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                107
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               67     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  6                      -
Net change in unrealized appreciation (depreciation)                        34                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          107                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 5,741                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                      5,741                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  5,848                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            5,848     $                -
                                                            ==================     ==================
Units sold                                                               5,541                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  5,541                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                5,541                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            5,741
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                       67
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         6
Net change in unrealized appreciation (depreciation)                                               34
                                                                                   ------------------
                                                                                   $            5,848
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              6    $        6         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.00%             0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010            2.4%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               T Rowe Price Retirement 2040 Adv Class - 74149P838

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            4,516    $            4,503                      260
Receivables: investments sold                        3    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            4,519
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            4,519                 4,265     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $            4,519                 4,265
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 44
Mortality & expense charges                                                                        (3)
                                                                                 --------------------
Net investment income (loss)                                                                       41
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         2
Net change in unrealized appreciation (depreciation)                                               13
                                                                                 --------------------
Net gain (loss)                                                                                    15
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 56
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               41     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  2                      -
Net change in unrealized appreciation (depreciation)                        13                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                           56                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 4,463                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                      4,463                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  4,519                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            4,519     $                -
                                                            ==================     ==================
Units sold                                                               4,265                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                  4,265                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                4,265                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            4,463
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                       41
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         2
Net change in unrealized appreciation (depreciation)                                               13
                                                                                   ------------------
                                                                                   $            4,519
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              4    $        5         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.9%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         T Rowe Price Retirement 2015 Adv Class - 74149P689 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.04
Band 100                                             -                     -                     1.04
Band 75                                              -                     -                     1.04
Band 50                                              -                     -                     1.04
Band 25                                              -                     -                     1.04
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          T Rowe Price Retirement 2015 R Class - 74149P671 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.04
Band 100                                             -                     -                     1.04
Band 75                                              -                     -                     1.04
Band 50                                              -                     -                     1.04
Band 25                                              -                     -                     1.04
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          T Rowe Price Retirement 2020 R Class - 74149P705 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.04
Band 100                                             -                     -                     1.05
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.05
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.04              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         T Rowe Price Retirement 2025 Adv Class - 74149P663 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.05
Band 100                                             -                     -                     1.05
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.05
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          T Rowe Price Retirement 2025 R Class - 74149P655 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.05
Band 100                                             -                     -                     1.05
Band 75                                              -                     -                     1.05
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.05
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          T Rowe Price Retirement 2030 R Class - 74149P804 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.05
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         T Rowe Price Retirement 2035 Adv Class - 74149P648 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          T Rowe Price Retirement 2035 R Class - 74149P630 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          T Rowe Price Retirement 2040 R Class - 74149P887 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.25%            0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         T Rowe Price Retirement 2045 Adv Class - 74149P622 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.25%          0.0%

                                           BAND 100
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         1.00%            0.0%

                                           BAND 75
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.75%            0.0%

                                           BAND 50
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.50%            0.0%

                                           BAND 25
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.25%            0.0%

                                           BAND 0
           ---------------------------------------------------------------------
                                                      Expense as
                               Units                      a % of
                         Outstanding    Net Assets   Average Net
           Unit Value         (000s)        (000s)        Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.06              0    $        0         0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          T Rowe Price Retirement 2045 R Class - 74149P614 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         T Rowe Price Retirement 2050 Adv Class - 74149P739 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          T Rowe Price Retirement 2050 R Class - 74149P721 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         T Rowe Price Retirement 2055 Adv Class - 74149P598 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          T Rowe Price Retirement 2055 R Class - 74149P580 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.06
Band 100                                             -                     -                     1.06
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.06
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.06            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        T Rowe Price Retirement Income Adv Class - 74149P820 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $                -
Cost of units redeemed/account charges                                                                   -
Net investment income (loss)                                                                             -
Net realized gain (loss)                                                                                 -
Realized gain distributions                                                                              -
Net change in unrealized appreciation (depreciation)                                                     -
                                                                                        ------------------
                                                                                        $                -
                                                                                        ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
         T Rowe Price Retirement Income R Class - 74149P879 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                          -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $                -
                                                            ==================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $                -
Cost of units redeemed/account charges                                                                   -
Net investment income (loss)                                                                             -
Net realized gain (loss)                                                                                 -
Realized gain distributions                                                                              -
Net change in unrealized appreciation (depreciation)                                                     -
                                                                                        ------------------
                                                                                        $                -
                                                                                        ==================

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          1.25%           0.0%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          1.00%           0.0%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.75%           0.0%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.50%           0.0%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.25%           0.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.02            0     $        0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Thornburg Core Growth R3 Class - 885215517

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,098,783    $        1,923,745                  134,710
Receivables: investments sold                    2,368    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,101,151
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,075,644             1,748,702     $             1.19
Band 100                                             -                     -                   1.21
Band 75                                              -                     -                   1.22
Band 50                                              -                     -                   1.24
Band 25                                              -                     -                   1.26
Band 0                                          25,507                19,924                   1.28
                                    ------------------    ------------------
 Total                              $        2,101,151             1,768,626
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (27,250)
                                                                                 --------------------
Net investment income (loss)                                                                  (27,250)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (316,240)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          522,366
                                                                                 --------------------
Net gain (loss)                                                                               206,126
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            178,876
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (27,250)    $          (23,439)
Net realized gain (loss)                                              (316,240)              (347,630)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   522,366              1,057,080
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      178,876                686,011
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               382,643                515,928
Cost of units redeemed                                                (799,172)              (438,590)
Account charges                                                         (1,973)                (2,894)
                                                            ------------------     ------------------
Increase (decrease)                                                   (418,502)                74,444
                                                            ------------------     ------------------
Net increase (decrease)                                               (239,626)               760,455
Net assets, beginning                                                2,340,777              1,580,322
                                                            ------------------     ------------------
Net assets, ending                                          $        2,101,151     $        2,340,777
                                                            ==================     ==================
Units sold                                                             473,726                750,843
Units redeemed                                                        (842,533)              (677,065)
                                                            ------------------     ------------------
Net increase (decrease)                                               (368,807)                73,778
Units outstanding, beginning                                         2,137,433              2,063,655
                                                            ------------------     ------------------
Units outstanding, ending                                            1,768,626              2,137,433
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $         14,708,044
Cost of units redeemed/account charges                                                           (12,870,937)
Net investment income (loss)                                                                        (204,550)
Net realized gain (loss)                                                                             287,002
Realized gain distributions                                                                            6,554
Net change in unrealized appreciation (depreciation)                                                 175,038
                                                                                        --------------------
                                                                                        $          2,101,151
                                                                                        ====================

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.19        1,749     $    2,076          1.25%           8.4%
12/31/2009          1.09        2,123          2,324          1.25%          43.6%
12/31/2008          0.76        1,886          1,438          1.25%         -51.6%
12/31/2007          1.58        1,565          2,466          1.25%           9.9%
12/31/2006          1.43        3,697          5,300          1.25%          16.6%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.21            0     $        0          1.00%           8.7%
12/31/2009          1.11            0              0          1.00%          43.9%
12/31/2008          0.77            0              0          1.00%         -51.5%
12/31/2007          1.59            0              0          1.00%          10.2%
12/31/2006          1.44            0              0          1.00%          16.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.22            0     $        0          0.75%           9.0%
12/31/2009          1.12            0              0          0.75%          44.3%
12/31/2008          0.78            0              0          0.75%         -51.4%
12/31/2007          1.60            0              0          0.75%          10.5%
12/31/2006          1.45            0              0          0.75%          17.1%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.24            0     $        0          0.50%           9.2%
12/31/2009          1.14            0              0          0.50%          44.7%
12/31/2008          0.79            0              0          0.50%         -51.2%
12/31/2007          1.61            0              0          0.50%          10.7%
12/31/2006          1.46            0              0          0.50%          17.4%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.26            0     $        0          0.25%           9.5%
12/31/2009          1.15            0              0          0.25%          45.0%
12/31/2008          0.79            0              0          0.25%         -51.1%
12/31/2007          1.62            0              0          0.25%          11.0%
12/31/2006          1.46            0              0          0.25%          17.7%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.28           20     $       26          0.00%           9.8%
12/31/2009          1.17           14             17          0.00%          45.4%
12/31/2008          0.80          178            143          0.00%         -51.0%
12/31/2007          1.64          207            339          0.00%          11.3%
12/31/2006          1.47            0              0          0.00%          18.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                   Thornburg Core Growth R5 Class - 885215350

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,678,614    $        6,110,441                  413,792
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (611)
                                    ------------------
Net assets                          $        6,678,003
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,678,003             8,530,799     $               0.78
Band 100                                             -                     -                     0.79
Band 75                                              -                     -                     0.80
Band 50                                              -                     -                     0.80
Band 25                                              -                     -                     0.81
Band 0                                               -                     -                     0.82
                                    ------------------    ------------------
 Total                              $        6,678,003             8,530,799
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (92,363)
                                                                                 --------------------
Net investment income (loss)                                                                  (92,363)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (984,591)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,662,226
                                                                                 --------------------
Net gain (loss)                                                                               677,635
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            585,272
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (92,363)    $          (78,751)
Net realized gain (loss)                                              (984,591)            (1,033,894)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,662,226              3,375,789
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      585,272              2,263,144
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,684,271              1,746,393
Cost of units redeemed                                              (3,274,034)            (1,387,478)
Account charges                                                         (1,322)                (1,388)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,591,085)               357,527
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,005,813)             2,620,671
Net assets, beginning                                                7,683,816              5,063,145
                                                            ------------------     ------------------
Net assets, ending                                          $        6,678,003     $        7,683,816
                                                            ==================     ==================
Units sold                                                           2,540,517              4,249,032
Units redeemed                                                      (4,704,069)            (3,726,173)
                                                            ------------------     ------------------
Net increase (decrease)                                             (2,163,552)               522,859
Units outstanding, beginning                                        10,694,351             10,171,492
                                                            ------------------     ------------------
Units outstanding, ending                                            8,530,799             10,694,351
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       16,297,478
Cost of units redeemed/account charges                                                          (7,271,497)
Net investment income (loss)                                                                      (271,081)
Net realized gain (loss)                                                                        (2,645,235)
Realized gain distributions                                                                            165
Net change in unrealized appreciation (depreciation)                                               568,173
                                                                                        ------------------
                                                                                        $        6,678,003
                                                                                        ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.78        8,531     $    6,678          1.25%           9.0%
12/31/2009          0.72       10,694          7,684          1.25%          44.3%
12/31/2008          0.50       10,171          5,063          1.25%         -51.4%
12/31/2007          1.02        7,443          7,620          1.25%           2.4%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.79            0     $        0          1.00%           9.2%
12/31/2009          0.72            0              0          1.00%          44.7%
12/31/2008          0.50            0              0          1.00%         -51.3%
12/31/2007          1.03            0              0          1.00%           2.5%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.80            0     $        0          0.75%           9.5%
12/31/2009          0.73            0              0          0.75%          45.1%
12/31/2008          0.50            0              0          0.75%         -51.1%
12/31/2007          1.03            0              0          0.75%           2.7%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.80            0     $        0          0.50%           9.8%
12/31/2009          0.73            0              0          0.50%          45.4%
12/31/2008          0.50            0              0          0.50%         -51.0%
12/31/2007          1.03            0              0          0.50%           2.8%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.81            0     $        0          0.25%          10.0%
12/31/2009          0.74            0              0          0.25%          45.8%
12/31/2008          0.51            0              0          0.25%         -50.9%
12/31/2007          1.03            0              0          0.25%           3.0%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     0.82            0     $        0          0.00%          10.3%
12/31/2009          0.74            0              0          0.00%          46.2%
12/31/2008          0.51            0              0          0.00%         -50.8%
12/31/2007          1.03            0              0          0.00%           3.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Thornburg International Value R3 Class - 885215525

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,640,555    $        7,875,283                  307,821
Receivables: investments sold                    6,472    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,647,027
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,937,548             5,036,490     $               1.58
Band 100                                       147,481                92,174                     1.60
Band 75                                              -                     -                     1.62
Band 50                                          2,223                 1,348                     1.65
Band 25                                              -                     -                     1.67
Band 0                                         559,775               329,319                     1.70
                                    ------------------    ------------------
 Total                              $        8,647,027             5,459,331
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             39,978
Mortality & expense charges                                                                   (82,788)
                                                                                 --------------------
Net investment income (loss)                                                                  (42,810)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (233,300)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,244,087
                                                                                 --------------------
Net gain (loss)                                                                             1,010,787
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            967,977
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (42,810)    $          (15,595)
Net realized gain (loss)                                              (233,300)              (366,110)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,244,087              1,731,613
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      967,977              1,349,908
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,354,262              2,376,018
Cost of units redeemed                                              (1,772,691)            (1,430,522)
Account charges                                                         (4,684)                (5,282)
                                                            ------------------     ------------------
Increase (decrease)                                                  1,576,887                940,214
                                                            ------------------     ------------------
Net increase (decrease)                                              2,544,864              2,290,122
Net assets, beginning                                                6,102,163              3,812,041
                                                            ------------------     ------------------
Net assets, ending                                          $        8,647,027     $        6,102,163
                                                            ==================     ==================
Units sold                                                           2,415,826              2,084,649
Units redeemed                                                      (1,282,544)            (1,261,854)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,133,282                822,795
Units outstanding, beginning                                         4,326,049              3,503,254
                                                            ------------------     ------------------
Units outstanding, ending                                            5,459,331              4,326,049
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       19,253,889
Cost of units redeemed/account charges                                                         (12,759,486)
Net investment income (loss)                                                                       (95,815)
Net realized gain (loss)                                                                           643,689
Realized gain distributions                                                                        839,478
Net change in unrealized appreciation (depreciation)                                               765,272
                                                                                        ------------------
                                                                                        $        8,647,027
                                                                                        ==================

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                           BAND 125
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.58        5,036     $    7,938          1.25%          12.2%
12/31/2009          1.40        3,967          5,573          1.25%          29.6%
12/31/2008          1.08        3,191          3,459          1.25%         -42.7%
12/31/2007          1.89        2,035          3,849          1.25%          25.9%
12/31/2006          1.50        3,132          4,704          1.25%          23.1%

                                           BAND 100
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.60           92     $      147          1.00%          12.5%
12/31/2009          1.42          103            147          1.00%          29.9%
12/31/2008          1.10           72             79          1.00%         -42.5%
12/31/2007          1.91           43             82          1.00%          26.2%
12/31/2006          1.51           44             66          1.00%          23.8%

                                           BAND 75
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.62            0     $        0          0.75%          12.8%
12/31/2009          1.44            0              0          0.75%          30.2%
12/31/2008          1.11            0              0          0.75%         -42.4%
12/31/2007          1.92            0              0          0.75%          26.5%
12/31/2006          1.52            0              0          0.75%          24.3%

                                           BAND 50
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.65            1     $        2          0.50%          13.0%
12/31/2009          1.46            0              0          0.50%          30.6%
12/31/2008          1.12            0              0          0.50%         -42.3%
12/31/2007          1.94            0              0          0.50%          26.9%
12/31/2006          1.53            0              0          0.50%          24.5%

                                           BAND 25
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.67            0     $        0          0.25%          13.3%
12/31/2009          1.48            0              0          0.25%          30.9%
12/31/2008          1.13            0              0          0.25%         -42.1%
12/31/2007          1.95            0              0          0.25%          27.2%
12/31/2006          1.53            0              0          0.25%          24.8%

                                           BAND 0
              --------------------------------------------------------------------
                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     1.70          329     $      560          0.00%          13.6%
12/31/2009          1.50          256            383          0.00%          31.2%
12/31/2008          1.14          241            274          0.00%         -42.0%
12/31/2007          1.96          231            453          0.00%          27.5%
12/31/2006          1.54          199            307          0.00%          25.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.5%
2009                     0.8%
2008                     1.3%
2007                     0.9%
2006                     1.1%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Thornburg International Value R5 Class - 885215368

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     13,630,891     $    13,301,090             476,604
Receivables: investments sold                        81,073     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $     13,711,964
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $     12,259,318          12,711,649     $          0.96
Band 100                                                  -                   -                0.97
Band 75                                                   -                   -                0.98
Band 50                                                   -                   -                0.99
Band 25                                             837,245             837,379                1.00
Band 0                                              615,401             609,979                1.01
                                           ----------------     ---------------
 Total                                     $     13,711,964          14,159,007
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       103,737
Mortality & expense charges                                                                (116,934)
                                                                                    ---------------
Net investment income (loss)                                                                (13,197)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (348,186)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      1,708,740
                                                                                    ---------------
Net gain (loss)                                                                           1,360,554
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     1,347,357
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (13,197)      $           (8,662)
Net realized gain (loss)                                               (348,186)                (741,587)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                  1,708,740                2,768,376
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     1,347,357                2,018,127
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              7,739,842                2,096,997
Cost of units redeemed                                               (4,359,620)              (1,664,325)
Account charges                                                          (4,077)                  (2,969)
                                                             ------------------       ------------------
Increase (decrease)                                                   3,376,145                  429,703
                                                             ------------------       ------------------
Net increase (decrease)                                               4,723,502                2,447,830
Net assets, beginning                                                 8,988,462                6,540,632
                                                             ------------------       ------------------
Net assets, ending                                           $       13,711,964       $        8,988,462
                                                             ==================       ==================
Units sold                                                            8,589,347                2,948,393
Units redeemed                                                       (4,912,114)              (2,411,599)
                                                             ------------------       ------------------
Net increase (decrease)                                               3,677,233                  536,794
Units outstanding, beginning                                         10,481,774                9,944,980
                                                             ------------------       ------------------
Units outstanding, ending                                            14,159,007               10,481,774
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $       25,313,596
Cost of units redeemed/account charges                                                       (10,287,559)
Net investment income (loss)                                                                      14,206
Net realized gain (loss)                                                                      (1,693,871)
Realized gain distributions                                                                       35,791
Net change in unrealized appreciation (depreciation)                                             329,801
                                                                                      ------------------
                                                                                      $       13,711,964
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.96             12,712       $    12,259            1.25%            12.7%
12/31/2009            0.86              9,790             8,381            1.25%            30.3%
12/31/2008            0.66              9,479             6,230            1.25%           -42.4%
12/31/2007            1.14             10,108            11,537            1.25%            14.1%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.97                  0       $         0            1.00%            12.9%
12/31/2009            0.86                  0                 0            1.00%            30.6%
12/31/2008            0.66                  0                 0            1.00%           -42.3%
12/31/2007            1.14                  0                 0            1.00%            14.3%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.98                  0       $         0            0.75%            13.2%
12/31/2009            0.87                  0                 0            0.75%            30.9%
12/31/2008            0.66                  0                 0            0.75%           -42.1%
12/31/2007            1.14                  0                 0            0.75%            14.5%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     0.99                  0       $         0            0.50%            13.5%
12/31/2009            0.87                  0                 0            0.50%            31.2%
12/31/2008            0.67                  0                 0            0.50%           -42.0%
12/31/2007            1.15                  0                 0            0.50%            14.7%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.00                837       $       837            0.25%            13.8%
12/31/2009            0.88                692               608            0.25%            31.6%
12/31/2008            0.67                462               308            0.25%           -41.8%
12/31/2007            1.15                  0                 0            0.25%            14.8%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.01                610       $       615            0.00%            14.1%
12/31/2009            0.88                  0                 0            0.00%            31.9%
12/31/2008            0.67                  4                 3            0.00%           -41.7%
12/31/2007            1.15                  0                 0            0.00%            15.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.9%
2009                 1.0%
2008                 1.6%
2007                 0.2%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
              Thornburg Invest Income Builder R3 Class - 885215384

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $         21,409     $        21,233               1,125
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $         21,409
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $         21,409              18,598     $          1.15
Band 100                                                  -                   -                1.15
Band 75                                                   -                   -                1.15
Band 50                                                   -                   -                1.16
Band 25                                                   -                   -                1.16
Band 0                                                    -                   -                1.16
                                           ----------------     ---------------
 Total                                     $         21,409              18,598
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $           192
Mortality & expense charges                                                                     (36)
                                                                                    ---------------
Net investment income (loss)                                                                    156
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        142
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                            176
                                                                                    ---------------
Net gain (loss)                                                                                 318
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $           474
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              156       $                -
Net realized gain (loss)                                                    142                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                        176                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                           474                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 26,408                        -
Cost of units redeemed                                                   (5,473)                       -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                      20,935                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                  21,409                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $           21,409       $                -
                                                             ==================       ==================
Units sold                                                               23,522                        -
Units redeemed                                                           (4,924)                       -
                                                             ------------------       ------------------
Net increase (decrease)                                                  18,598                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                18,598                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $           26,408
Cost of units redeemed/account charges                                                            (5,473)
Net investment income (loss)                                                                         156
Net realized gain (loss)                                                                             142
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                 176
                                                                                      ------------------
                                                                                      $           21,409
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                 19      $         21            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.8%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        Thornburg Invest Income Builder R5 Class - 885215236 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.15
Band 100                                                  -                   -                1.16
Band 75                                                   -                   -                1.16
Band 50                                                   -                   -                1.16
Band 25                                                   -                   -                1.16
Band 0                                                    -                   -                1.16
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               Thornburg Limited Term Income R3 Class - 885215483

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      2,665,779     $     2,657,765             203,184
Receivables: investments sold                        70,729     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      2,736,508
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $      2,545,320           2,067,419     $          1.23
Band 100                                                752                 602                1.25
Band 75                                                   -                   -                1.27
Band 50                                                   -                   -                1.29
Band 25                                                   -                   -                1.31
Band 0                                              190,436             143,412                1.33
                                           ----------------     ---------------
 Total                                     $      2,736,508           2,211,433
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       141,750
Mortality & expense charges                                                                 (44,837)
                                                                                    ---------------
Net investment income (loss)                                                                 96,913
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    261,266
Realized gain distributions                                                                   8,082
Net change in unrealized appreciation (depreciation)                                       (154,592)
                                                                                    ---------------
Net gain (loss)                                                                             114,756
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       211,669
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           96,913       $          108,817
Net realized gain (loss)                                                261,266                  (22,540)
Realized gain distributions                                               8,082                        -
Net change in unrealized appreciation (depreciation)                   (154,592)                 333,679
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       211,669                  419,956
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              2,109,550                1,874,568
Cost of units redeemed                                               (3,587,532)                (954,490)
Account charges                                                         (18,235)                 (17,985)
                                                             ------------------       ------------------
Increase (decrease)                                                  (1,496,217)                 902,093
                                                             ------------------       ------------------
Net increase (decrease)                                              (1,284,548)               1,322,049
Net assets, beginning                                                 4,021,056                2,699,007
                                                             ------------------       ------------------
Net assets, ending                                           $        2,736,508       $        4,021,056
                                                             ==================       ==================
Units sold                                                            1,774,007                1,695,203
Units redeemed                                                       (2,993,066)                (913,054)
                                                             ------------------       ------------------
Net increase (decrease)                                              (1,219,059)                 782,149
Units outstanding, beginning                                          3,430,492                2,648,343
                                                             ------------------       ------------------
Units outstanding, ending                                             2,211,433                3,430,492
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        9,769,645
Cost of units redeemed/account charges                                                        (7,617,308)
Net investment income (loss)                                                                     366,179
Net realized gain (loss)                                                                         201,896
Realized gain distributions                                                                        8,082
Net change in unrealized appreciation (depreciation)                                               8,014
                                                                                      ------------------
                                                                                      $        2,736,508
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.23              2,067       $     2,545            1.25%             5.0%
12/31/2009            1.17              3,430             4,021            1.25%            15.0%
12/31/2008            1.02              2,648             2,698            1.25%            -4.7%
12/31/2007            1.07              2,568             2,745            1.25%             4.6%
12/31/2006            1.02                103               105            1.25%             2.2%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.25                  1       $         1            1.00%             5.3%
12/31/2009            1.19                  0                 0            1.00%            15.3%
12/31/2008            1.03                  1                 1            1.00%            -4.4%
12/31/2007            1.08                  0                 0            1.00%             4.9%
12/31/2006            1.03                  0                 0            1.00%             2.5%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.27                  0       $         0            0.75%             5.6%
12/31/2009            1.20                  0                 0            0.75%            15.6%
12/31/2008            1.04                  0                 0            0.75%            -4.2%
12/31/2007            1.09                  0                 0            0.75%             5.1%
12/31/2006            1.03                  0                 0            0.75%             2.8%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.29                  0       $         0            0.50%             5.8%
12/31/2009            1.21                  0                 0            0.50%            15.9%
12/31/2008            1.05                  0                 0            0.50%            -4.0%
12/31/2007            1.09                  0                 0            0.50%             5.4%
12/31/2006            1.04                  0                 0            0.50%             3.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.31                  0       $         0            0.25%             6.1%
12/31/2009            1.23                  0                 0            0.25%            16.2%
12/31/2008            1.06                  0                 0            0.25%            -3.7%
12/31/2007            1.10                  0                 0            0.25%             5.7%
12/31/2006            1.04                  0                 0            0.25%             3.3%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.33                143       $       190            0.00%             6.4%
12/31/2009            1.25                  0                 0            0.00%            16.5%
12/31/2008            1.07                  0                 0            0.00%            -3.5%
12/31/2007            1.11                  0                 0            0.00%             5.9%
12/31/2006            1.05                  0                 0            0.00%             3.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 4.2%
2009                 4.4%
2008                 5.1%
2007                 5.6%
2006                 6.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Thornburg Limited Term U.S. Government R3 Class - 885215491

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        311,687     $       311,545              22,717
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                         (32)
                                           ----------------
Net assets                                 $        311,655
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $        311,655             263,247     $          1.18
Band 100                                                  -                   -                1.20
Band 75                                                   -                   -                1.22
Band 50                                                   -                   -                1.24
Band 25                                                   -                   -                1.26
Band 0                                                    -                   -                1.28
                                           ----------------     ---------------
 Total                                     $        311,655             263,247
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $        11,026
Mortality & expense charges                                                                  (4,805)
                                                                                    ---------------
Net investment income (loss)                                                                  6,221
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      3,068
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                             (9)
                                                                                    ---------------
Net gain (loss)                                                                               3,059
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $         9,280
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            6,221       $           11,586
Net realized gain (loss)                                                  3,068                   10,166
Realized gain distributions                                                   -                    2,197
Net change in unrealized appreciation (depreciation)                         (9)                 (10,258)
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                         9,280                   13,691
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 14,965                  437,633
Cost of units redeemed                                                 (215,892)                (347,273)
Account charges                                                            (118)                    (178)
                                                             ------------------       ------------------
Increase (decrease)                                                    (201,045)                  90,182
                                                             ------------------       ------------------
Net increase (decrease)                                                (191,765)                 103,873
Net assets, beginning                                                   503,420                  399,547
                                                             ------------------       ------------------
Net assets, ending                                           $          311,655       $          503,420
                                                             ==================       ==================
Units sold                                                               12,582                  389,492
Units redeemed                                                         (183,735)                (308,775)
                                                             ------------------       ------------------
Net increase (decrease)                                                (171,153)                  80,717
Units outstanding, beginning                                            434,400                  353,683
                                                             ------------------       ------------------
Units outstanding, ending                                               263,247                  434,400
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        1,232,754
Cost of units redeemed/account charges                                                          (958,573)
Net investment income (loss)                                                                      22,637
Net realized gain (loss)                                                                          12,498
Realized gain distributions                                                                        2,197
Net change in unrealized appreciation (depreciation)                                                 142
                                                                                      ------------------
                                                                                      $          311,655
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.18                263       $       312            1.25%             2.2%
12/31/2009            1.16                434               503            1.25%             2.6%
12/31/2008            1.13                354               400            1.25%             5.4%
12/31/2007            1.07                109               116            1.25%             5.4%
12/31/2006            1.02                  7                 7            1.25%             1.7%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.20                  0       $         0            1.00%             2.4%
12/31/2009            1.17                  0                 0            1.00%             2.8%
12/31/2008            1.14                  0                 0            1.00%             5.6%
12/31/2007            1.08                  0                 0            1.00%             5.7%
12/31/2006            1.02                  0                 0            1.00%             2.3%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.22                  0       $         0            0.75%             2.7%
12/31/2009            1.19                  0                 0            0.75%             3.1%
12/31/2008            1.15                  0                 0            0.75%             5.9%
12/31/2007            1.09                  0                 0            0.75%             5.9%
12/31/2006            1.03                  0                 0            0.75%             2.5%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.24                  0       $         0            0.50%             2.9%
12/31/2009            1.20                  0                 0            0.50%             3.4%
12/31/2008            1.16                  0                 0            0.50%             6.2%
12/31/2007            1.10                  0                 0            0.50%             6.2%
12/31/2006            1.03                  0                 0            0.50%             2.8%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.26                  0       $         0            0.25%             3.2%
12/31/2009            1.22                  0                 0            0.25%             3.6%
12/31/2008            1.18                  0                 0            0.25%             6.4%
12/31/2007            1.11                  0                 0            0.25%             6.5%
12/31/2006            1.04                  0                 0            0.25%             3.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.28                  0       $         0            0.00%             3.4%
12/31/2009            1.23                  0                 0            0.00%             3.9%
12/31/2008            1.19                  0                 0            0.00%             6.7%
12/31/2007            1.11                  0                 0            0.00%             6.7%
12/31/2006            1.04                  0                 0            0.00%             3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 2.7%
2009                 4.1%
2008                 2.4%
2007                 3.5%
2006                 0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      Thornburg Value R3 Class - 885215533

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      2,249,338     $     1,864,630              66,884
Receivables: investments sold                         1,195     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      2,250,533
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $      2,145,640           1,749,057     $          1.23
Band 100                                                  -                   -                1.25
Band 75                                                   -                   -                1.26
Band 50                                                   -                   -                1.28
Band 25                                                   -                   -                1.30
Band 0                                              104,893              79,276                1.32
                                           ----------------     ---------------
 Total                                     $      2,250,533           1,828,333
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $         3,482
Mortality & expense charges                                                                 (22,873)
                                                                                    ---------------
Net investment income (loss)                                                                (19,391)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (44,594)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        227,631
                                                                                    ---------------
Net gain (loss)                                                                             183,037
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       163,646
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (19,391)      $            4,873
Net realized gain (loss)                                                (44,594)                (105,641)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    227,631                  477,521
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       163,646                  376,753
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              1,044,277                  412,362
Cost of units redeemed                                                 (411,900)                (169,001)
Account charges                                                            (633)                    (663)
                                                             ------------------       ------------------
Increase (decrease)                                                     631,744                  242,698
                                                             ------------------       ------------------
Net increase (decrease)                                                 795,390                  619,451
Net assets, beginning                                                 1,455,143                  835,692
                                                             ------------------       ------------------
Net assets, ending                                           $        2,250,533       $        1,455,143
                                                             ==================       ==================
Units sold                                                              934,714                  419,270
Units redeemed                                                         (381,675)                (193,054)
                                                             ------------------       ------------------
Net increase (decrease)                                                 553,039                  226,216
Units outstanding, beginning                                          1,275,294                1,049,078
                                                             ------------------       ------------------
Units outstanding, ending                                             1,828,333                1,275,294
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $        4,360,820
Cost of units redeemed/account charges                                                        (2,080,907)
Net investment income (loss)                                                                     (23,621)
Net realized gain (loss)                                                                        (494,795)
Realized gain distributions                                                                      104,328
Net change in unrealized appreciation (depreciation)                                             384,708
                                                                                      ------------------
                                                                                      $        2,250,533
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.23              1,749       $     2,146            1.25%             7.8%
12/31/2009            1.14              1,227             1,396            1.25%            43.3%
12/31/2008            0.79                988               784            1.25%           -42.3%
12/31/2007            1.38                793             1,092            1.25%             4.6%
12/31/2006            1.32                180               237            1.25%            19.6%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.25                  0       $         0            1.00%             8.0%
12/31/2009            1.15                  0                 0            1.00%            43.7%
12/31/2008            0.80                  0                 0            1.00%           -42.2%
12/31/2007            1.39                  0                 0            1.00%             4.9%
12/31/2006            1.32                  0                 0            1.00%            20.2%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.26                  0       $         0            0.75%             8.3%
12/31/2009            1.17                  0                 0            0.75%            44.0%
12/31/2008            0.81                  0                 0            0.75%           -42.0%
12/31/2007            1.40                  0                 0            0.75%             5.1%
12/31/2006            1.33                  0                 0            0.75%            20.7%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.28                  0       $         0            0.50%             8.6%
12/31/2009            1.18                  0                 0            0.50%            44.4%
12/31/2008            0.82                  0                 0            0.50%           -41.9%
12/31/2007            1.41                  0                 0            0.50%             5.4%
12/31/2006            1.34                  0                 0            0.50%            21.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.30                  0       $         0            0.25%             8.9%
12/31/2009            1.20                  0                 0            0.25%            44.8%
12/31/2008            0.83                  0                 0            0.25%           -41.7%
12/31/2007            1.42                  0                 0            0.25%             5.7%
12/31/2006            1.34                  0                 0            0.25%            21.3%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.32                 79       $       105            0.00%             9.1%
12/31/2009            1.21                 48                59            0.00%            45.1%
12/31/2008            0.84                 61                51            0.00%           -41.6%
12/31/2007            1.43                 54                77            0.00%             5.9%
12/31/2006            1.35                  0                 0            0.00%            21.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.2%
2009                 1.5%
2008                 0.9%
2007                 0.5%
2006                 0.6%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                    TIAA-CREF Bond Index R Class - 87245M855

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $            393     $           391                  38
Receivables: investments sold                            10     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $            403
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $            403                 395     $          1.02
Band 100                                                  -                   -                1.02
Band 75                                                   -                   -                1.02
Band 50                                                   -                   -                1.03
Band 25                                                   -                   -                1.03
Band 0                                                    -                   -                1.03
                                           ----------------     ---------------
 Total                                     $            403                 395
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                       -
                                                                                    ---------------
Net investment income (loss)                                                                      -
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              2
                                                                                    ---------------
Net gain (loss)                                                                                   2
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             2
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          2                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             2                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                    401                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                         401                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                     403                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $              403       $                -
                                                             ==================       ==================
Units sold                                                                  395                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                     395                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                   395                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $              401
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   2
                                                                                      ------------------
                                                                                      $              403
                                                                                      ==================

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.02                  0       $         0            1.25%             0.0%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.02                  0       $         0            1.00%             0.0%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.02                  0       $         0            0.75%             0.0%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.03                  0       $         0            0.50%             0.0%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.03                  0       $         0            0.25%             0.0%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.03                  0       $         0            0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 TIAA-CREF Growth & Income R Class - 87244W763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $         62,627     $        59,698               6,829
Receivables: investments sold                            61     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $         62,688
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $         62,688              55,216     $          1.14
Band 100                                                  -                   -                1.14
Band 75                                                   -                   -                1.14
Band 50                                                   -                   -                1.14
Band 25                                                   -                   -                1.15
Band 0                                                    -                   -                1.15
                                           ----------------     ---------------
 Total                                     $         62,688              55,216
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $           132
Mortality & expense charges                                                                    (120)
                                                                                    ---------------
Net investment income (loss)                                                                     12
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          1
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          2,929
                                                                                    ---------------
Net gain (loss)                                                                               2,930
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $         2,942
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               12       $                -
Net realized gain (loss)                                                      1                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                      2,929                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                         2,942                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 59,746                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                      59,746                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                  62,688                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $           62,688       $                -
                                                             ==================       ==================
Units sold                                                               55,216                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                  55,216                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                55,216                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $           59,746
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                          12
Net realized gain (loss)                                                                               1
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                               2,929
                                                                                      ------------------
                                                                                      $           62,688
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.14                 55       $        63            1.25%            11.5%
12/31/2009            1.02                  0                 0            1.25%             1.8%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.14                  0       $         0            1.00%            11.8%
12/31/2009            1.02                  0                 0            1.00%             1.8%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.14                  0       $         0            0.75%            12.1%
12/31/2009            1.02                  0                 0            0.75%             1.8%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.14                  0       $         0            0.50%            12.3%
12/31/2009            1.02                  0                 0            0.50%             1.8%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            0.25%            12.6%
12/31/2009            1.02                  0                 0            0.25%             1.9%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  0       $         0            0.00%            12.9%
12/31/2009            1.02                  0                 0            0.00%             1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.4%
2009                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
            TIAA-CREF International Equity Index R Class - 87244W490

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $         55,953     $        52,951               3,334
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $         55,953
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $         55,953              51,810     $          1.08
Band 100                                                  -                   -                1.08
Band 75                                                   -                   -                1.09
Band 50                                                   -                   -                1.09
Band 25                                                   -                   -                1.09
Band 0                                                    -                   -                1.09
                                           ----------------     ---------------
 Total                                     $         55,953              51,810
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $           806
Mortality & expense charges                                                                    (363)
                                                                                    ---------------
Net investment income (loss)                                                                    443
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (4)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          3,002
                                                                                    ---------------
Net gain (loss)                                                                               2,998
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $         3,441
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              443       $                -
Net realized gain (loss)                                                     (4)                       -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                      3,002                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                         3,441                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 52,512                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                      52,512                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                  55,953                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $           55,953       $                -
                                                             ==================       ==================
Units sold                                                               51,810                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                  51,810                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                51,810                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $           52,512
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                         443
Net realized gain (loss)                                                                              (4)
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                               3,002
                                                                                      ------------------
                                                                                      $           55,953
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                 52       $        56            1.25%             6.1%
12/31/2009            1.02                  0                 0            1.25%             1.8%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.08                  0       $         0            1.00%             6.3%
12/31/2009            1.02                  0                 0            1.00%             1.8%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.75%             6.6%
12/31/2009            1.02                  0                 0            0.75%             1.8%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.50%             6.9%
12/31/2009            1.02                  0                 0            0.50%             1.8%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.25%             7.1%
12/31/2009            1.02                  0                 0            0.25%             1.8%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.09                  0       $         0            0.00%             7.4%
12/31/2009            1.02                  0                 0            0.00%             1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 2.9%
2009                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
        TIAA-CREF Large Cap Growth Index R Class - 87244W672 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $              -     $             -                   -
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $              -
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $              -                   -     $          1.17
Band 100                                                  -                   -                1.18
Band 75                                                   -                   -                1.18
Band 50                                                   -                   -                1.18
Band 25                                                   -                   -                1.19
Band 0                                                    -                   -                1.19
                                           ----------------     ---------------
 Total                                     $              -                   -
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Mortality & expense charges                                                                       -
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                    ---------------
Net gain (loss)                                                                                   -
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $             -
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                -       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                          -                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                             -                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                        -
Cost of units redeemed                                                        -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                           -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $                -       $                -
                                                             ==================       ==================
Units sold                                                                    -                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                       -                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                     -                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $                -
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                           -
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                                   -
                                                                                      ------------------
                                                                                      $                -
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.17                  0       $         0            1.25%            14.8%
12/31/2009            1.02                  0                 0            1.25%             2.3%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.18                  0       $         0            1.00%            15.1%
12/31/2009            1.02                  0                 0            1.00%             2.3%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.18                  0       $         0            0.75%            15.4%
12/31/2009            1.02                  0                 0            0.75%             2.3%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.18                  0       $         0            0.50%            15.7%
12/31/2009            1.02                  0                 0            0.50%             2.3%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.19                  0       $         0            0.25%            16.0%
12/31/2009            1.02                  0                 0            0.25%             2.3%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.19                  0       $         0            0.00%            16.3%
12/31/2009            1.02                  0                 0            0.00%             2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               TIAA-CREF Large Cap Value Index R Class - 87244W656

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $          7,121     $         6,883                 579
Receivables: investments sold                            17     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $          7,138
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band 125                                   $          7,138               6,196     $          1.15
Band 100                                                  -                   -                1.16
Band 75                                                   -                   -                1.16
Band 50                                                   -                   -                1.16
Band 25                                                   -                   -                1.16
Band 0                                                    -                   -                1.17
                                           ----------------     ---------------
 Total                                     $          7,138               6,196
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $            49
Mortality & expense charges                                                                     (17)
                                                                                    ---------------
Net investment income (loss)                                                                     32
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       3
Net change in unrealized appreciation (depreciation)                                            238
                                                                                    ---------------
Net gain (loss)                                                                                 241
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $           273
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               32       $                -
Net realized gain (loss)                                                      -                        -
Realized gain distributions                                                   3                        -
Net change in unrealized appreciation (depreciation)                        238                        -
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                           273                        -
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                  6,865                        -
Cost of units redeemed                                                        -                        -
Account charges                                                               -                        -
                                                             ------------------       ------------------
Increase (decrease)                                                       6,865                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                   7,138                        -
Net assets, beginning                                                         -                        -
                                                             ------------------       ------------------
Net assets, ending                                           $            7,138       $                -
                                                             ==================       ==================
Units sold                                                                6,196                        -
Units redeemed                                                                -                        -
                                                             ------------------       ------------------
Net increase (decrease)                                                   6,196                        -
Units outstanding, beginning                                                  -                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                 6,196                        -
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $            6,865
Cost of units redeemed/account charges                                                                 -
Net investment income (loss)                                                                          32
Net realized gain (loss)                                                                               -
Realized gain distributions                                                                            3
Net change in unrealized appreciation (depreciation)                                                 238
                                                                                      ------------------
                                                                                      $            7,138
                                                                                      ==================

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                                     BAND 125
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.15                  6       $         7            1.25%            13.8%
12/31/2009            1.01                  0                 0            1.25%             1.3%

                                                     BAND 100
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            1.00%            14.1%
12/31/2009            1.01                  0                 0            1.00%             1.3%

                                                     BAND 75
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.75%            14.3%
12/31/2009            1.01                  0                 0            0.75%             1.3%

                                                     BAND 50
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.50%            14.6%
12/31/2009            1.01                  0                 0            0.50%             1.3%

                                                     BAND 25
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.16                  0       $         0            0.25%            14.9%
12/31/2009            1.01                  0                 0            0.25%             1.3%

                                                     BAND 0
                ---------------------------------------------------------------------------------
                                        Units                       Expense as a
                                  Outstanding        Net Assets     % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     1.17                  0       $         0            0.00%            15.2%
12/31/2009            1.01                  0                 0            0.00%             1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.4%
2009                 0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               TIAA-CREF Social Choice Equity R Class - 87244W755

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $        202,762       $        183,980                    18,653
Receivables: investments sold                  4,177       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $        206,939
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $        206,939                178,009        $             1.16
Band 100                                           -                      -                      1.17
Band 75                                            -                      -                      1.17
Band 50                                            -                      -                      1.17
Band 25                                            -                      -                      1.17
Band 0                                             -                      -                      1.18
                                    ----------------       ----------------
 Total                              $        206,939                178,009
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,500
Mortality & expense charges                                                                      (769)
                                                                                 --------------------
Net investment income (loss)                                                                    1,731
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          147
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           18,782
                                                                                 --------------------
Net gain (loss)                                                                                18,929
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             20,660
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,731     $                -
Net realized gain (loss)                                                   147                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    18,782                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       20,660                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               198,072                      -
Cost of units redeemed                                                 (11,791)                     -
Account charges                                                             (2)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                    186,279                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                206,939                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $          206,939     $                -
                                                            ==================     ==================
Units sold                                                             188,565                      -
Units redeemed                                                         (10,556)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                178,009                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              178,009                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     198,072
Cost of units redeemed/account charges                                                        (11,793)
Net investment income (loss)                                                                    1,731
Net realized gain (loss)                                                                          147
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           18,782
                                                                                        -------------
                                                                                        $     206,939
                                                                                        =============

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.16              178    $      207          1.25%           14.1%
12/31/2009             1.02                0             0          1.25%            1.9%

                                               BAND 100
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.17                0    $        0          1.00%           14.4%
12/31/2009             1.02                0             0          1.00%            1.9%

                                               BAND 75
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.17                0    $        0           0.75%          14.7%
12/31/2009             1.02                0             0           0.75%           1.9%

                                               BAND 50
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.17                0    $        0          0.50%           15.0%
12/31/2009             1.02                0             0          0.50%            1.9%

                                               BAND 25
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.17                0    $        0          0.25%           15.3%
12/31/2009             1.02                0             0          0.25%            1.9%
                                               BAND 0
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.18                0     $       0          0.00%           15.5%
12/31/2009             1.02                0             0          0.00%            1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.4%
2009               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 Timothy Conservative Growth A Class - 887432730

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $         82,933       $         74,543                     8,956
Receivables: investments sold                     87       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $         83,020
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $         83,020                 89,226         $            0.93
Band 100                                           -                      -                      0.94
Band 75                                            -                      -                      0.95
Band 50                                            -                      -                      0.95
Band 25                                            -                      -                      0.96
Band 0                                             -                      -                      0.97
                                    ----------------       ----------------
 Total                              $         83,020                 89,226
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                         $                694
Mortality & expense charges                                                           (1,078)
                                                                        --------------------
Net investment income (loss)                                                            (384)
                                                                        --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                               3,592
Realized gain distributions                                                                -
Net change in unrealized appreciation (depreciation)                                   5,425
                                                                        --------------------
Net gain (loss)                                                                        9,017
                                                                        --------------------
Increase (decrease) in net assets from operations                       $              8,633
                                                                        ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (384)    $              642
Net realized gain (loss)                                                 3,592                   (328)
Realized gain distributions                                                  -                     -
Net change in unrealized appreciation (depreciation)                     5,425                  5,267
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        8,633                  5,581
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                29,223                 62,701
Cost of units redeemed                                                 (28,146)                (1,410)
Account charges                                                           (715)                   (77)
                                                            ------------------     ------------------
Increase (decrease)                                                        362                 61,214
                                                            ------------------     ------------------
Net increase (decrease)                                                  8,995                 66,795
Net assets, beginning                                                   74,025                  7,230
                                                            ------------------     ------------------
Net assets, ending                                          $           83,020     $           74,025
                                                            ==================     ==================
Units sold                                                              33,988                 79,268
Units redeemed                                                         (32,422)                (1,943)
                                                            ------------------     ------------------
Net increase (decrease)                                                  1,566                 77,325
Units outstanding, beginning                                            87,660                 10,335
                                                            ------------------     ------------------
Units outstanding, ending                                               89,226                 87,660
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     101,027
Cost of units redeemed/account charges                                                        (30,348)
Net investment income (loss)                                                                      327
Net realized gain (loss)                                                                        3,258
Realized gain distributions                                                                       366
Net change in unrealized appreciation (depreciation)                                            8,390
                                                                                        -------------
                                                                                        $      83,020
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.93               89    $       83          1.25%           10.2%
12/31/2009             0.84               88            74          1.25%           20.7%
12/31/2008             0.70               10             7          1.25%          -29.8%
12/31/2007             1.00                0             0          1.25%           -0.4%

                                               BAND 100
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.94                0    $        0          1.00%           10.5%
12/31/2009             0.85                0             0          1.00%           21.0%
12/31/2008             0.70                0             0          1.00%          -29.6%
12/31/2007             1.00                0             0          1.00%           -0.4%

                                               BAND 75
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.95                0    $        0          0.75%           10.7%
12/31/2009             0.85                0             0          0.75%           21.3%
12/31/2008             0.70                0             0          0.75%          -29.4%
12/31/2007             1.00                0             0          0.75%           -0.3%

                                               BAND 50
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.95                0    $        0          0.50%           11.0%
12/31/2009             0.86                0             0          0.50%           21.6%
12/31/2008             0.71                0             0          0.50%          -29.2%
12/31/2007             1.00                0             0          0.50%           -0.3%

                                               BAND 25
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.96                0    $        0          0.25%           11.3%
12/31/2009             0.86                0             0          0.25%           21.9%
12/31/2008             0.71                0             0          0.25%          -29.1%
12/31/2007             1.00                0             0          0.25%           -0.3%

                                               BAND 0
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.97                0     $       0          0.00%           11.6%
12/31/2009             0.87                0             0          0.00%           22.2%
12/31/2008             0.71                0             0          0.00%          -28.9%
12/31/2007             1.00                0             0          0.00%           -0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.9%
2009               2.4%
2008               3.5%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                  Timothy Strategic Growth A Class - 887432763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $         72,616       $         63,013                    10,170
Receivables: investments sold                    248       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $         72,864
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $         72,864                 86,314         $            0.84
Band 100                                           -                      -                      0.85
Band 75                                            -                      -                      0.86
Band 50                                            -                      -                      0.86
Band 25                                            -                      -                      0.87
Band 0                                             -                      -                      0.88
                                    ----------------       ----------------
 Total                              $         72,864                 86,314
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 75
Mortality & expense charges                                                                    (1,492)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,417)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       15,098
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,972
                                                                                 --------------------
Net gain (loss)                                                                                18,070
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             16,653
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,417)    $             (615)
Net realized gain (loss)                                                15,098                   (210)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,972                 15,290
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       16,653                 14,465
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                48,943                 58,051
Cost of units redeemed                                                 (84,420)                     -
Account charges                                                           (444)                   (12)
                                                            ------------------     ------------------
Increase (decrease)                                                    (35,921)                58,039
                                                            ------------------     ------------------
Net increase (decrease)                                                (19,268)                72,504
Net assets, beginning                                                   92,132                 19,628
                                                            ------------------     ------------------
Net assets, ending                                          $           72,864     $           92,132
                                                            ==================     ==================
Units sold                                                              65,367                 91,417
Units redeemed                                                        (102,511)                (1,309)
                                                            ------------------     ------------------
Net increase (decrease)                                                (37,144)                90,108
Units outstanding, beginning                                           123,458                 33,350
                                                            ------------------     ------------------
Units outstanding, ending                                               86,314                123,458
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     133,275
Cost of units redeemed/account charges                                                        (84,876)
Net investment income (loss)                                                                   (1,841)
Net realized gain (loss)                                                                       14,862
Realized gain distributions                                                                     1,841
Net change in unrealized appreciation (depreciation)                                            9,603
                                                                                        -------------
                                                                                        $      72,864
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.84               86    $       73         1.25%            13.1%
12/31/2009             0.75              123            92         1.25%            26.8%
12/31/2008             0.59               33            20         1.25%           -40.6%
12/31/2007             0.99                0             0         1.25%            -1.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.85                0    $        0         1.00%            13.4%
12/31/2009             0.75                0             0         1.00%            27.1%
12/31/2008             0.59                0             0         1.00%           -40.4%
12/31/2007             0.99                0             0         1.00%            -0.9%

                                               BAND 75
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.86                0    $        0         0.75%            13.7%
12/31/2009             0.75                0             0         0.75%            27.4%
12/31/2008             0.59                0             0         0.75%           -40.3%
12/31/2007             0.99                0             0         0.75%            -0.9%

                                               BAND 50
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.86                0    $        0         0.50%            14.0%
12/31/2009             0.76                0             0         0.50%            27.8%
12/31/2008             0.59                0             0         0.50%           -40.1%
12/31/2007             0.99                0             0         0.50%            -0.9%

                                               BAND 25
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.87                0    $        0         0.25%            14.3%
12/31/2009             0.76                0             0         0.25%            28.1%
12/31/2008             0.60                0             0         0.25%           -40.0%
12/31/2007             0.99                0             0         0.25%            -0.8%

                                               BAND 0
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     0.88                0     $       0         0.00%            14.5%
12/31/2009             0.77                0             0         0.00%            28.4%
12/31/2008             0.60                0             0         0.00%           -39.8%
12/31/2007             0.99                0             0         0.00%            -0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.1%
2009               0.0%
2008               3.3%
2007               0.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                Vanguard Explorer Fund Investor Class - 921926101

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $     18,076,044       $     16,115,850                   247,956
Receivables: investments sold                      -       ================        ==================
Payables: investments purchased              (23,596)
                                    ----------------
Net assets                          $     18,052,448
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $     18,052,448              5,573,909         $            3.24
Band 100                                           -                      -                      3.30
Band 75                                            -                      -                      3.36
Band 50                                            -                      -                      3.42
Band 25                                            -                      -                      3.48
Band 0                                             -                      -                      3.94
                                    ----------------       ----------------
 Total                              $     18,052,448              5,573,909
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             26,162
Mortality & expense charges                                                                  (182,055)
                                                                                 --------------------
Net investment income (loss)                                                                 (155,893)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (261,182)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,941,646
                                                                                 --------------------
Net gain (loss)                                                                             3,680,464
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,524,571
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (155,893)    $         (104,084)
Net realized gain (loss)                                              (261,182)              (949,549)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,941,646              4,238,164
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    3,524,571              3,184,531
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,464,316              2,626,292
Cost of units redeemed                                              (2,180,474)            (1,774,538)
Account charges                                                         (2,010)                (3,860)
                                                            ------------------     ------------------
Increase (decrease)                                                  2,281,832                847,894
                                                            ------------------     ------------------
Net increase (decrease)                                              5,806,403              4,032,425
Net assets, beginning                                               12,246,045              8,213,620
                                                            ------------------     ------------------
Net assets, ending                                          $       18,052,448     $       12,246,045
                                                            ==================     ==================
Units sold                                                           1,663,655              1,562,098
Units redeemed                                                        (847,552)            (1,097,571)
                                                            ------------------     ------------------
Net increase (decrease)                                                816,103                464,527
Units outstanding, beginning                                         4,757,806              4,293,279
                                                            ------------------     ------------------
Units outstanding, ending                                            5,573,909              4,757,806
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  85,619,497
Cost of units redeemed/account charges                                                    (71,102,294)
Net investment income (loss)                                                                 (649,202)
Net realized gain (loss)                                                                     (390,779)
Realized gain distributions                                                                 2,615,032
Net change in unrealized appreciation (depreciation)                                        1,960,194
                                                                                        -------------
                                                                                        $  18,052,448
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     3.24            5,574    $   18,052         1.25%            25.8%
12/31/2009             2.57            4,758        12,246         1.25%            34.5%
12/31/2008             1.91            4,292         8,210         1.25%           -41.2%
12/31/2007             3.25            4,014        13,050         1.25%             3.8%
12/31/2006             3.13            3,447        10,801         1.25%             8.4%

                                               BAND 100
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     3.30                0    $        0         1.00%            26.1%
12/31/2009             2.61                0             0         1.00%            34.9%
12/31/2008             1.94                0             0         1.00%           -41.0%
12/31/2007             3.29                0             0         1.00%             4.0%
12/31/2006             3.16                0             0         1.00%             8.6%

                                               BAND 75
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     3.36                0    $        0         0.75%            26.5%
12/31/2009             2.66                0             0         0.75%            35.2%
12/31/2008             1.96                0             0         0.75%           -40.9%
12/31/2007             3.32                0             0         0.75%             4.3%
12/31/2006             3.18                0             0         0.75%             8.9%

                                               BAND 50
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     3.42                0    $        0         0.50%            26.8%
12/31/2009             2.70                0             0         0.50%            35.6%
12/31/2008             1.99                0             0         0.50%           -40.7%
12/31/2007             3.36                0             0         0.50%             4.5%
12/31/2006             3.21                0             0         0.50%             9.1%

                                               BAND 25
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     3.48                0    $        0         0.25%            27.1%
12/31/2009             2.74                0             0         0.25%            35.9%
12/31/2008             2.02                0             0         0.25%           -40.6%
12/31/2007             3.39                0             0         0.25%             4.8%
12/31/2006             3.24                0             0         0.25%             9.4%

                                               BAND 0
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     3.94                0     $       0         0.00%            27.4%
12/31/2009             3.10                0             0         0.00%            36.2%
12/31/2008             2.27                1             3         0.00%           -40.4%
12/31/2007             3.81                0             0         0.00%             5.1%
12/31/2006             3.63                0             0         0.00%             9.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.2%
2009               0.2%
2008               0.5%
2007               0.4%
2006               0.5%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
           Vanguard ShortTerm Federal Fund Investor Class - 922031604

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $      2,049,307       $      2,047,883                   190,456
Receivables: investments sold                  2,788       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $      2,052,095
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $      2,052,095              1,118,193         $             1.84
Band 100                                           -                      -                       1.87
Band 75                                            -                      -                       1.90
Band 50                                            -                      -                       1.94
Band 25                                            -                      -                       1.97
Band 0                                             -                      -                       2.23
                                    ----------------       ----------------
 Total                                     2,052,095              1,118,193
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             29,708
Mortality & expense charges                                                                   (23,698)
                                                                                 --------------------
Net investment income (loss)                                                                    6,010
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       10,678
Realized gain distributions                                                                    26,159
Net change in unrealized appreciation (depreciation)                                           (8,045)
                                                                                 --------------------
Net gain (loss)                                                                                28,792
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             34,802
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            6,010     $           21,302
Net realized gain (loss)                                                10,678                 40,410
Realized gain distributions                                             26,159                 28,611
Net change in unrealized appreciation (depreciation)                    (8,045)               (66,107)
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       34,802                 24,216
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               768,806                212,648
Cost of units redeemed                                                (513,457)              (454,225)
Account charges                                                           (252)                  (184)
                                                            ------------------     ------------------
Increase (decrease)                                                    255,097               (241,761)
                                                            ------------------     ------------------
Net increase (decrease)                                                289,899               (217,545)
Net assets, beginning                                                1,762,196              1,979,741
                                                            ------------------     ------------------
Net assets, ending                                          $        2,052,095     $        1,762,196
                                                            ==================     ==================
Units sold                                                             432,329                300,120
Units redeemed                                                        (293,048)              (436,344)
                                                            ------------------     ------------------
Net increase (decrease)                                                139,281               (136,224)
Units outstanding, beginning                                           978,912              1,115,136
                                                            ------------------     ------------------
Units outstanding, ending                                            1,118,193                978,912
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   4,269,387
Cost of units redeemed/account charges                                                     (2,472,422)
Net investment income (loss)                                                                  157,993
Net realized gain (loss)                                                                       36,537
Realized gain distributions                                                                    59,176
Net change in unrealized appreciation (depreciation)                                            1,424
                                                                                        -------------
                                                                                        $   2,052,095
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.84            1,118   $     2,052         1.25%             1.9%
12/31/2009             1.80              979         1,762         1.25%             1.5%
12/31/2008             1.77            1,108         1,965         1.25%             5.7%
12/31/2007             1.68              734         1,231         1.25%             6.1%
12/31/2006             1.58              634         1,002         1.25%             3.3%

                                               BAND 100
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.87                0    $        0         1.00%             2.2%
12/31/2009             1.83                0             0         1.00%             1.8%
12/31/2008             1.80                0             0         1.00%             6.0%
12/31/2007             1.70                0             0         1.00%             6.4%
12/31/2006             1.59                0             0         1.00%             3.3%

                                               BAND 75
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.90                0    $        0         0.75%             2.5%
12/31/2009             1.86                0             0         0.75%             2.0%
12/31/2008             1.82                0             0         0.75%             6.3%
12/31/2007             1.71                0             0         0.75%             6.6%
12/31/2006             1.61                0             0         0.75%             3.5%

                                               BAND 50
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.94                0    $        0         0.50%             2.7%
12/31/2009             1.89                0             0         0.50%             2.3%
12/31/2008             1.84                0             0         0.50%             6.5%
12/31/2007             1.73                0             0         0.50%             6.9%
12/31/2006             1.62                0             0         0.50%             3.8%

                                               BAND 25
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.97                0    $        0         0.25%             3.0%
12/31/2009             1.92                0             0         0.25%             2.5%
12/31/2008             1.87                0             0         0.25%             6.8%
12/31/2007             1.75                0             0         0.25%             7.2%
12/31/2006             1.63                0             0         0.25%             4.1%

                                               BAND 0
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     2.23                0     $       0         0.00%             3.2%
12/31/2009             2.16                0             0         0.00%             2.8%
12/31/2008             2.11                7            15         0.00%             7.1%
12/31/2007             1.97                0             0         0.00%             7.4%
12/31/2006             1.83                0             0         0.00%             4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010         1.6%
2009         2.3%
2008         3.7%
2007         4.5%
2006         4.0%

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
          Vanguard VIF Small Company Growth Portfolio Class - 921925889

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                         Investments                Cost of               Mutual Fund
                                            at Value            Investments                    Shares
                                    ----------------       ----------------        ------------------
Investments                         $         15,277       $         14,285                       864
Receivables: investments sold                  3,528       ================        ==================
Payables: investments purchased                    -
                                    ----------------
Net assets                          $         18,805
                                    ================

                                                                      Units              Accumulation
                                          Net Assets            Outstanding                Unit Value
                                    ----------------       ----------------        ------------------
Band 125                            $         18,805                 15,517         $            1.21
Band 100                                           -                      -                      1.21
Band 75                                            -                      -                      1.22
Band 50                                            -                      -                      1.22
Band 25                                            -                      -                      1.22
Band 0                                             -                      -                      1.22
                                    ----------------       ----------------
 Total                              $         18,805                 15,517
                                    ================       ================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (19)
                                                                                 --------------------
Net investment income (loss)                                                                      (19)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              992
                                                                                 --------------------
Net gain (loss)                                                                                   992
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                973
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (19)    $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       992                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          973                      -
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                17,832                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     17,832                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 18,805                      -
Net assets, beginning                                                        -                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           18,805     $                -
                                                            ==================     ==================
Units sold                                                              15,517                      -
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                 15,517                      -
Units outstanding, beginning                                                 -                      -
                                                            ------------------     ------------------
Units outstanding, ending                                               15,517                      -
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      17,832
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                      (19)
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              992
                                                                                        -------------
                                                                                        $      18,805
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND 125
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.21               16    $       19         1.25%             0.0%

                                               BAND 100
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.21                0    $        0         1.00%             0.0%

                                               BAND 75
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.22                0    $        0         0.75%             0.0%

                                               BAND 50
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.22                0    $        0         0.50%             0.0%

                                               BAND 25
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.22                0    $        0         0.25%             0.0%

                                               BAND 0
                 ------------------------------------------------------------------------
                                        Units                Expense as a
                                  Outstanding    Net Assets  % of Average
                 Unit Value            (000s)        (000s)    Net Assets    Total Return
                 ------------------------------------------------------------------------
12/31/2010       $     1.22                0     $       0         0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%

The accompanying notes are an integral part of the financial statements.

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

FUND FAMILY                                            FUND FAMILY
-----------                                            -----------
Alger                                                  Marshall
AllianceBernstein                                      MFS
Allianz Funds                                          Neuberger Berman
American Century Investments                           Oakmark
American Funds                                         Old Mutual Advisor
Ariel                                                  OneAmerica Funds
BlackRock                                              Oppenheimer Funds
Calvert                                                Parnassus
Columbia                                               Pax World
CRM                                                    Paydenfunds
DWS Investments                                        Pimco
Fidelity Investments                                   Pioneer Investments
Fifth Third                                            Prudential Investments
First American                                         RidgeWorth
Franklin Templeton Investment Funds                    Russell
Goldman Sachs                                          State Street Master Funds
Henssler Funds                                         T. Rowe Price
Invesco (formerly AIM)                                 TIAA-CREF Mutual Funds
Janus                                                  Thornburg
Lord Abbett                                            Timothy Plan
Managers Funds                                         Vanguard
Manning & Napier

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2010 or for which investment income and expense transactions commenced at various dates during 2010 and prior years.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Report of Independent Registered Public Accounting Firm appearing on page 2 does not cover the financial statements and financial highlights presented as "unaudited". For the period ending December 31, 2009, certain subaccounts listed below did not have any investing or other transactions during this period. For each of these subaccounts, the statement of changes in net assets for the period ending December 31, 2009, and unit values and total returns in the related financial highlights for years prior to 2010 have not been audited.

PERIOD ENDING      SUBACCOUNT
-------------      ----------
12/31/09           Invesco (formerly AIM) Dynamics Fund A Class - 00142C284
12/31/09           American Century International Bond A Class - 025082207
12/31/09           American Century International Bond Investor Class - 025082108
12/31/09           American Century Livestrong 2020 Portfolio Investor Class - 02507F696
12/31/09           American Century Livestrong 2030 Portfolio Investor Class - 02507F654
12/31/09           American Century Livestrong 2040 Portfolio Investor Class - 02507F613
12/31/09           American Century Livestrong 2050 Portfolio Investor Class - 02507F563
12/31/09           American Century Livestrong Income Portfolio Investor Class - 02507F795
12/31/09           American Funds American Balanced Fund R3 Class - 024071854
12/31/09           American Funds American Balanced Fund R4 Class - 024071847
12/31/09           American Funds Washington Mutual Investors Fund R3 Class - 939330858
12/31/09           American Funds Washington Mutual Investors Fund R4 Class - 939330841
12/31/09           DWS Dreman Mid-Cap Value Fund S Class - 23338F713
12/31/09           DWS Dreman Mid-Cap Value Fund A Class - 23338F747
12/31/09           First American Real Estate Securities Fund A Class - 318530284
12/31/09           First American Real Estate Securities Fund R Class - 318929312
12/31/09           Lord Abbett Mid-Cap Value Fund R3 Class - 543919807
12/31/09           Lord Abbett Classic Stock Fund A Class - 543913107
12/31/09           Lord Abbett Classic Stock Fund R3 Class - 543913743
12/31/09           Lord Abbett Value Opportunities Fund A Class - 54400A100
12/31/09           Lord Abbett Value Opportunities Fund R3 Class - 54400A803
12/31/09           MFS International New Discovery Fund R2 Class - 552981565
12/31/09           Old Mutual Focused Fund A Class - 68002Q818
12/31/09           Oppenheimer Value Fund A Class - 68380J303
12/31/09           Oppenheimer Developing Markets Fund A Class - 683974109
12/31/09           Oppenheimer Gold & Special Minerals Fund A Class - 683910103
12/31/09           Oppenheimer Gold & Special Minerals Fund N Class - 683910400
12/31/09           Prudential Financial Services Fund A Class - 74441P106
12/31/09           Prudential Health Sciences Fund A Class - 74441P502
12/31/09           Prudential Mid Cap Growth Fund A Class - 74441C105
12/31/09           Prudential Mid Cap Growth Fund Z Class - 74441C808
12/31/09           Prudential Jennison Natural Resources Fund A Class - 74441K107
12/31/09           Prudential Jennison Natural Resources Fund Z Class - 74441K503
12/31/09           Russell U.S. Small and Mid Cap Fund S Class - 782494520
12/31/09           TIAA-CREF Growth & Income R Class - 87244W763
12/31/09           TIAA-CREF International Equity Index R Class - 87244W490
12/31/09           TIAA-CREF Large Cap Value Index R Class - 87244W656
12/31/09           TIAA-CREF Social Choice Equity R Class - 87244W755

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Accumulation unit values and total returns for such subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expenses for each respective band.

REORGANIZATION

On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B (Fund
B) and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan (Plan) of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Portfolio subaccount (Value Subaccount).

BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. See
Note 2 for additional information.

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value per share
(NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Please refer to the Fair Value disclosure in the financial statements of the underlying funds for more information on valuation policies. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting process.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Variable Account's assets carried at fair value:

--------------------------------------------------------------------------------
                                                         INVESTMENTS
                 VALUATION INPUTS                        IN SECURITIES
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                 $2,132,902,936
--------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                  $0
--------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                      $0
--------------------------------------------------------------------------------
TOTAL                                                   $2,132,902,936
--------------------------------------------------------------------------------

The investments in each subaccount are all classified as Level 1.

For the year ended December 31, 2010, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, Inc. ("the Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive portfolios. Each portfolio offers two classes of shares, Class O and Advisor. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

Value                            0.50%    Investment Grade Bond            0.50%
Money Market                     0.40%    Asset Director                   0.50%
Socially Responsive              0.70%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

The OneAmerica Funds, Inc. Advisor Class shares pay a 12b-1 fee to AUL equal to 0.30% of average daily net assets.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2007-2010) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Income ratios and total returns are not annualized.

2. ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the year ended December 31, 2010 and December 31, 2009 were $945,574 and $721,523, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence.

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2. ACCOUNT CHARGES (CONTINUED)

The withdrawal charge for a recurring contribution contract is as follows:

Account Year                     Withdrawal Charge
------------                     -----------------
1-5                              8.0%
6-10                             4.0%
11 or more                       0.0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year. The charges incurred during the year ended December 31, 2010 and 2009 were $110,034 and $128,454, respectively.

MORTALITY AND EXPENSE RISK CHARGES

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

---------------------------------------------------------------------
Band                             Annual Mortality and Expense Charge
---------------------------------------------------------------------
Band 125                                        1.25%
---------------------------------------------------------------------
Band 100                                        1.00%
---------------------------------------------------------------------
Band 75                                         0.75%
---------------------------------------------------------------------
Band 50                                         0.50%
---------------------------------------------------------------------
Band 25                                         0.25%
---------------------------------------------------------------------
Band 0                                          0.00%
---------------------------------------------------------------------
Band S                                          0.50%
---------------------------------------------------------------------

AUL guarantees that the mortality and expense charge shall not increase. The mortality and expense risk charges are recorded as a reduction of unit value in the accompanying statement of operations. The charges incurred during the years ended December 31, 2010 and December 31, 2009 were $21,531,456 and $15,969,733, respectively.

3. INVESTMENT TRANSACTIONS

The proceeds from sales and cost of purchases of investments, excluding short term securities, for the year ended December 31, 2010, by each subaccount, are shown below:

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
Alger Balanced Portfolio I-2 Class                                         $       869,240     $      826,859
Alger Capital Appreciation I-2 Class                                             5,179,111          6,637,366
Alger Capital Appreciation Institutional I Class                                 2,854,266          5,117,406
Alger Capital Appreciation Institutional R Class                                 1,338,740          2,247,112
Alger Large Cap Growth I-2 Class                                                12,860,666          8,975,310
Alger Small Cap Growth Institutional Fund I Class                                1,868,143          2,469,531

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
Alger Small Cap Growth Institutional Fund R Class                          $       332,030     $      479,131
AllianceBernstein 2010 Strategy Advisor Class                                    2,615,815          1,980,249
AllianceBernstein 2010 Strategy R Class                                            410,514            413,036
AllianceBernstein 2015 Strategy Advisor Class                                    5,582,300          4,837,552
AllianceBernstein 2015 Strategy R Class                                            831,705            797,018
AllianceBernstein 2020 Strategy Advisor Class                                    3,435,440          3,350,649
AllianceBernstein 2020 Strategy R Class                                            676,238            868,878
AllianceBernstein 2025 Strategy Advisor Class                                    3,664,425          3,077,873
AllianceBernstein 2025 Strategy R Class                                            986,607          1,361,612
AllianceBernstein 2030 Strategy Advisor Class                                    3,816,582          3,367,945
AllianceBernstein 2030 Strategy R Class                                            605,854            646,633
AllianceBernstein 2035 Strategy Advisor Class                                    1,196,337          1,286,987
AllianceBernstein 2035 Strategy R Class                                            221,923            384,706
AllianceBernstein 2040 Strategy Advisor Class                                    1,570,168          1,290,186
AllianceBernstein 2040 Strategy R Class                                            258,536            353,511
AllianceBernstein 2045 Strategy Advisor Class                                      587,246            675,546
AllianceBernstein 2045 Strategy R Class                                            146,604            202,109
AllianceBernstein 2050 Strategy Advisor Class                                      260,388            439,840
AllianceBernstein 2050 Strategy R Class                                             65,801            101,863
AllianceBernstein 2055 Strategy Advisor Class                                       24,548             45,174
AllianceBernstein 2055 Strategy R Class                                             35,381             41,765
AllianceBernstein Core Opportunities Fund R Class                                   35,587             47,137
AllianceBernstein Global Value R Class                                             658,480            355,869
AllianceBernstein International Growth Fund R Class                              3,454,648          2,341,166
AllianceBernstein International Value R Class                                      370,189            361,829
AllianceBernstein Small Cap Growth Fund R Class                                    372,785            452,064
AllianceBernstein Small/Mid Cap Growth Fund R Class                                279,424            312,647
AllianceBernstein Small/Mid Cap Value Fund R Class                                 902,622          1,103,707
AllianceBernstein Value Fund R Class                                                71,532             78,545
Allianz NFJ Dividend Value Admin Class                                           2,292,982          1,550,362
Allianz NFJ Dividend Value R Class                                               2,255,323          2,746,271
Allianz NFJ Renaissance Fund Admin Class                                           135,621            150,902
Allianz NFJ Renaissance Fund R Class                                               113,773            184,078
Allianz NFJ Small Cap Value Admin Class                                          5,586,489          7,649,673
Allianz NFJ Small Cap Value R Class                                              3,449,839          4,956,431
American Century Advisor Inflation Adj. Bond A Class                             8,551,285         12,751,170
American Century Advisor Vista A Class                                             556,610            577,671
American Century Diversified Bond A Class                                           86,675             92,816
American Century Emerging Markets A Class                                          208,944            194,188
American Century Emerging Markets Investor Class                                   126,684            153,650
American Century Equity Growth A Class                                             293,883            394,171
American Century Equity Income A Class                                           3,037,614          4,718,086
American Century Equity Income Investor Class                                    6,534,889         10,996,930
American Century Ginnie Mae A Class                                              5,428,867          5,483,846

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
American Century Growth A Class                                            $       360,551     $      516,610
American Century Heritage A Class                                                4,927,888          7,781,672
American Century Income & Growth Investor Class                                     72,847             56,773
American Century International Bond A Class                                            861              1,635
American Century International Bond Investor Class                                      18                 28
American Century International Discovery A Class                                    47,335             78,906
American Century International Discovery Investor Class                                411                790
American Century International Growth A Class                                      233,475            269,783
American Century International Growth Investor Class                               917,847          1,235,993
American Century Large Company Value A Class                                       928,762            926,001
American Century LIVESTRONG 2015 Portfolio A Class                               6,329,331         10,149,189
American Century LIVESTRONG 2015 Port. Investor Cl.                              6,990,301         11,457,198
American Century LIVESTRONG 2020 Portfolio A Class                               7,945,193         11,159,530
American Century LIVESTRONG 2020 Port. Investor Cl.                              7,192,897         12,039,151
American Century LIVESTRONG 2025 Portfolio A Class                               4,801,703          8,548,088
American Century LIVESTRONG 2025 Port. Investor Cl.                              6,133,117         11,153,515
American Century LIVESTRONG 2030 Portfolio A Class                               4,271,826          7,337,237
American Century LIVESTRONG 2030 Port. Investor Cl.                              4,632,452          8,073,016
American Century LIVESTRONG 2035 Portfolio A Class                               3,547,579          6,221,580
American Century LIVESTRONG 2035 Port. Investor Cl.                              3,757,106          6,372,431
American Century LIVESTRONG 2040 Portfolio A Class                               3,313,817          5,933,644
American Century LIVESTRONG 2040 Port. Investor Cl.                              2,991,373          5,440,922
American Century LIVESTRONG 2045 Portfolio A Class                               1,490,987          2,691,380
American Century LIVESTRONG 2045 Port. Investor Cl.                              3,260,888          4,598,648
American Century LIVESTRONG 2050 Portfolio A Class                               1,146,508          1,838,415
American Century LIVESTRONG 2050 Port. Investor Cl.                              2,017,896          3,028,147
American Century LIVESTRONG Income Port. A Class                                 1,322,147          1,710,183
American Century LIVESTRONG Income Port. Inv. Cl.                                  503,804            995,690
American Century Mid Cap Value A Class                                             118,037            149,174
American Century Mid Cap Value Investor Class                                    1,175,156          1,884,307
American Century Real Estate A Class                                             1,553,338          1,875,593
American Century Real Estate Investor Class                                      1,252,187          1,302,828
American Century Select A Class                                                     19,251             20,397
American Century Select Investor Class                                               8,548              8,928
American Century Small Cap Growth A Class                                          865,050          1,192,077
American Century Small Cap Value A Class                                           920,587          1,176,802
American Century Small Cap Value Investor Class                                  5,161,984          6,773,109
American Century Small Company Stock A Class                                        11,156              7,705
American Century Strategic Allocation Aggressive A Class                         3,590,783          4,791,659
American Century Strategic Allocation Aggressive Inv. Cl.                        9,269,754         12,596,795
American Century Strategic Allocation Conservative A Cl.                         1,918,732          2,556,033
American Century Strategic Allocation Conserv. Inv. Cl.                          6,833,189          8,051,470
American Century Strategic Allocation Moderate A Class                          36,469,459         33,135,610
American Century Strategic Allocation Moderate Inv. Cl.                         21,835,517         28,474,423

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
American Century Ultra Advisor Class                                       $       352,895     $      355,978
American Century Ultra Investor Class                                               59,752             57,166
American Century Vista Investor Class                                            3,827,332          2,553,374
American Century VP Capital Appreciation I Class                                 6,159,386          5,977,902
American Funds AMCAP Fund R3 Class                                                 369,244            516,352
American Funds AMCAP Fund R4 Class                                                 181,388            259,244
American Funds American Balanced Fund R3 Class                                      80,036            128,875
American Funds American High Income Trust R3 Class                               3,082,729          3,699,111
American Funds American High Income Trust R4 Class                               7,590,178          7,659,691
American Funds Capital World Growth and Inc. R3 Class                            5,836,438          8,313,400
American Funds Capital World Growth and Inc. R4 Class                           13,727,121         20,770,479
American Funds EuroPacific Growth Fund R3 Class                                  6,133,600          9,868,777
American Funds EuroPacific Growth Fund R4 Class                                 15,596,469         26,009,935
American Funds Fundamental Investors R3 Class                                    5,151,186          7,489,344
American Funds Fundamental Investors R4 Class                                    5,584,966          7,679,555
American Funds Intermed. Bond Fund of America R3 Cl.                             1,132,787          1,295,388
American Funds Intermed. Bond Fund of America R4 Cl.                               294,316            338,770
American Funds Small Cap World R3 Class                                          1,002,512          1,510,311
American Funds Small Cap World R4 Class                                             36,473             67,367
American Funds The Growth Fund of America R3 Class                               7,778,469         11,571,452
American Funds The Growth Fund of America R4 Class                              19,240,849         30,067,297
American Funds Washington Mutual Invest. Fund R3 Cl.                                 9,858             19,162
American Funds Washington Mutual Invest. Fund R4 Cl.                                    64                128
Ariel Appreciation Fund                                                            259,778            257,676
Ariel Fund                                                                         270,558            305,063
BlackRock Global Allocation Institutional Class                                    393,193            700,993
BlackRock Global Allocation R Class                                              1,024,466          1,733,760
BlackRock Small Cap Growth Equity Institutional Class                              331,471            485,200
Calvert Income Fund A Class                                                      8,141,234          6,386,872
Calvert Small Cap Value A Class                                                    178,575            354,567
Calvert Social Mid Cap Growth A Class                                            1,936,670          1,908,272
Calvert SRI Mid Cap Growth A Class                                                 313,810            381,422
Columbia Mid Cap Index Fund A Class                                              3,629,916          6,783,106
Columbia Small Cap Index Fund A Class                                            2,440,714          4,538,698
CRM Mid Cap Value Investor Class                                                   223,771            255,005
DWS Alternative Asset Allocation Plus Fund A Class                                  31,468             61,118
DWS Dreman Mid Cap Value Fund A Class                                                3,962              7,923
DWS Dreman Mid Cap Value Fund S Class                                                   30                 60
DWS Dreman Small Cap Value Fund A Class                                            210,778            275,344
DWS Dreman Small Cap Value Fund S Class                                             45,802             82,234
DWS Large Cap Value A Class                                                         84,444            157,820
Fidelity Advisor Diversified International Fund T Class                             17,259             10,490
Fidelity Advisor Dividend Growth T Class                                           604,353            440,340
Fidelity Advisor Equity Growth Fund T Class                                        583,734            697,665

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
Fidelity Advisor Equity Income Fund T Class                                $       481,979     $      638,771
Fidelity Advisor Freedom 2010 Fund A Class                                       1,601,599          1,240,930
Fidelity Advisor Freedom 2010 Fund T Class                                       4,370,441          4,036,813
Fidelity Advisor Freedom 2015 Fund A Class                                       2,303,757          2,967,606
Fidelity Advisor Freedom 2015 Fund T Class                                       7,154,937          7,642,276
Fidelity Advisor Freedom 2020 Fund A Class                                       2,843,055          4,130,727
Fidelity Advisor Freedom 2020 Fund T Class                                       9,457,503         10,844,805
Fidelity Advisor Freedom 2025 Fund A Class                                       1,721,611          2,692,208
Fidelity Advisor Freedom 2025 Fund T Class                                       6,563,354          8,108,233
Fidelity Advisor Freedom 2030 Fund A Class                                       1,464,986          2,137,804
Fidelity Advisor Freedom 2030 Fund T Class                                       6,913,580          7,794,882
Fidelity Advisor Freedom 2035 Fund A Class                                       1,021,474          1,283,551
Fidelity Advisor Freedom 2035 Fund T Class                                       3,447,723          5,071,571
Fidelity Advisor Freedom 2040 Fund A Class                                       1,304,515          1,475,766
Fidelity Advisor Freedom 2040 Fund T Class                                       6,588,284          7,954,453
Fidelity Advisor Freedom 2045 Fund A Class                                         499,926            678,743
Fidelity Advisor Freedom 2045 Fund T Class                                       1,660,199          2,501,741
Fidelity Advisor Freedom 2050 Fund A Class                                         969,320          1,036,998
Fidelity Advisor Freedom 2050 Fund T Class                                       1,584,011          2,161,663
Fidelity Advisor Freedom Income Fund A Class                                       156,368            118,234
Fidelity Advisor Freedom Income Fund T Class                                     1,106,760          1,002,632
Fidelity Advisor Growth & Income T Class                                           117,899            138,595
Fidelity Advisor Growth Opportunities Fund T Class                                 223,662            290,173
Fidelity Advisor International Capital App. Fund T Class                               371                202
Fidelity Advisor Leveraged Company Stock Fund A Class                            2,373,004          2,292,076
Fidelity Advisor Leveraged Company Stock Fund T Class                            3,106,658          3,395,900
Fidelity Advisor Mid Cap Fund T Class                                               90,258             93,790
Fidelity Advisor New Insights Fund A Class                                         744,990          1,489,150
Fidelity Advisor New Insights Fund T Class                                       1,634,789          2,690,797
Fidelity Advisor Overseas Fund T Class                                               1,709                854
Fidelity Advisor Small Cap Fund T Class                                          8,793,315         11,151,924
Fidelity Advisor Stock Selector All Cap T Class                                    139,715            176,728
Fidelity VIP Asset Manager Portfolio Initial Class                              10,795,409          9,004,246
Fidelity VIP Equity Income Initial Class                                         7,006,956          4,665,265
Fidelity VIP Growth Initial Class                                               14,956,941          8,742,435
Fidelity VIP High Income Initial Class                                          13,977,024         11,167,249
Fidelity VIP II ContraFund Initial Class                                        26,124,997         23,624,940
Fidelity VIP Overseas Initial Class                                              7,857,037          5,495,909
Fifth Third All Cap Value A Class                                                  133,664            143,516
Fifth Third Mid Cap Growth A Class                                                  31,955             55,262
Fifth Third Quality Growth A Class                                                  27,013             31,315
Fifth Third Strategic Income A Class                                               295,177            330,119
Franklin Templeton Flex Cap Growth R Class                                         562,965            847,904
Franklin Templeton Small Cap Value A Class                                          78,989             92,508

                            Aul American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
Franklin Templeton Small Cap Value R Class                                 $       633,979     $      865,139
Franklin Templeton Small/Mid Cap Growth R Class                                    191,548            142,329
Franklin Templeton Strategic Income R Class                                      4,551,160          5,419,012
Goldman Sachs Growth Strategy Institutional Class                                  390,526            227,214
Goldman Sachs Growth Strategy Service Class                                          3,557              2,465
Goldman Sachs Mid Cap Value Institutional Class                                  7,236,931         10,226,206
Goldman Sachs Mid Cap Value Service Class                                          922,472          1,483,309
Goldman Sachs Small Cap Value Institutional Class                                2,215,818          3,845,564
Goldman Sachs Small Cap Value Service Class                                        221,673            397,185
Goldman Sachs Structured Internat. Eqty Institutional Cl.                          640,147            911,375
Goldman Sachs Structured Internat. Eqty Service Class                               19,891             37,464
Goldman Sachs Technology Tollkeeper Institutional Class                          3,092,442          3,512,599
Goldman Sachs Technology Tollkeeper Service Class                                  634,933            760,339
Invesco Basic Value Fund A Class                                                   159,045            209,259
Invesco Basic Value Fund R Class                                                   233,853            218,040
Invesco Capital Development Fund Institutional Class                                71,429             81,408
Invesco Capital Development Fund R Class                                               329                583
Invesco Dynamics Fund A Class                                                        1,893              3,751
Invesco Dynamics Fund Investor Class                                               188,305            202,613
Invesco Energy Fund A Class                                                      2,760,332          3,069,497
Invesco Energy Fund Investor Class                                               1,291,892          1,509,332
Invesco Financial Services Fund A Class                                            202,284            218,006
Invesco Financial Services Fund Investor Class                                     221,978            208,935
Invesco Global Equity Fund A Class                                                 102,615             98,752
Invesco Global Equity Fund Institutional Class                                   3,057,652          1,699,034
Invesco Global Health Care Fund A Class                                            336,090            457,069
Invesco Global Health Care Fund Investor Class                                     191,312            194,034
Invesco International Growth Fund Institutional Class                            3,133,944          5,198,174
Invesco International Growth Fund R Class                                          293,192            434,195
Invesco Leisure Fund A Class                                                       105,705            136,196
Invesco Mid Cap Core Equity Fund A Class                                         2,257,557          2,933,772
Invesco Mid Cap Core Equity Fund R Class                                         2,307,716          3,104,826
Invesco Small Cap Growth Fund A Class                                              679,216          1,110,717
Invesco Small Cap Growth Fund R Class                                              396,626            496,792
Invesco Technology Fund A Class                                                    207,614            220,116
Invesco Technology Fund Investor Class                                              58,089             63,342
Janus Aspen Flexible Bond Portfolio Institutional Class                         12,732,440         13,603,855
Janus Aspen Perkins Mid Cap Value Port. Service Class                            7,964,028          4,872,408
Janus Aspen Worldwide Portfolio Institutional Class                              5,217,294          3,188,177
Janus Forty Fund R Class                                                         2,780,593          3,632,657
Janus Growth & Income Fund R Class                                                 283,853            325,411
Janus Intech Risk Managed Growth Fund S Class                                    1,607,392          1,553,978
Janus Perkins Mid Cap Value A Class                                              4,593,040          8,305,159
Janus Perkins Mid Cap Value R Class                                              1,387,982          2,331,962

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
Janus Perkins Small Cap Value S Class                                      $     1,020,699     $    1,520,634
Lord Abbett Classic Stock Fund A Class                                               2,478              4,885
Lord Abbett Classic Stock Fund R3 Class                                             55,854            111,203
Lord Abbett Developing Growth Fund P Class                                       1,135,745          1,033,418
Lord Abbett Developing Growth Fund R3 Class                                        577,074          1,104,721
Lord Abbett Growth Opportunities Fund P Class                                      228,286            248,545
Lord Abbett Growth Opportunities Fund R3 Class                                     420,983            644,915
Lord Abbett Mid Cap Value Fund P Class                                              16,536             32,736
Lord Abbett Mid Cap Value Fund R3 Class                                              7,887             15,665
Lord Abbett Small Cap Blend Fund P Class                                         6,091,681          3,936,246
Lord Abbett Small Cap Blend Fund R3 Class                                        1,314,063          1,333,601
Lord Abbett Small Cap Value Fund P Class                                           149,786            230,016
Lord Abbett Small Cap Value Fund R3 Class                                          150,253            274,604
Lord Abbett Value Opportunities Fund A Class                                       524,481            835,085
Lord Abbett Value Opportunities Fund R3 Class                                      108,941            214,827
Managers Cadence Capital Appreciation Fund R Class                               2,034,044          1,921,981
Managers Cadence Mid-Cap Fund R Class                                              356,044            364,792
Manning & Napier ProBlend Conservative Term S Class                                554,949            790,421
Manning & Napier ProBlend Extended Term S Class                                    232,126            300,170
Manning & Napier ProBlend Maximum Term S Class                                      52,279             80,308
Manning & Napier ProBlend Moderate Term S Class                                 15,251,916         23,579,492
Marshall Mid Cap Growth Investor Y Class                                           698,133          1,387,172
Marshall Mid Cap Value Investor Y Class                                             75,345            137,246
Marshall Small Cap Growth Investor Y Class                                       3,840,643          6,847,105
MFS International New Discovery Fund A Class                                     4,034,824          3,855,223
MFS International New Discovery Fund R2 Class                                        2,517              4,541
MFS Mass Investors Growth Stock R3 Class                                         3,255,654          6,145,075
MFS Mid Cap Growth Fund A Class                                                     41,282             79,466
MFS Utilities Fund R2 Class                                                          4,255              8,473
MFS Value Fund A Class                                                           2,886,653          4,899,700
Neuberger Berman Focus Fund Advisor Class                                           34,020             53,572
Neuberger Berman Partners Fund Advisor Class                                     4,135,379          3,916,041
Neuberger Berman Small Cap Growth Advisor Class                                    593,629            489,481
First American Mid Cap Growth Opportunities A Class                                 95,189            132,638
First American Mid Cap Growth Opportunities R3 Class                                 8,950              8,593
First American Mid Cap Index Fund R3 Class                                       1,018,948          1,691,189
First American Mid Cap Value Fund A Class                                           49,185             56,978
First American Mid Cap Value Fund R3 Class                                          14,745             19,101
First American Real Estate Securities Fund A Class                                 483,254            870,386
First American Real Estate Securities Fund R3 Class                                645,553          1,008,799
First American Small Cap Index Fund R3 Class                                       844,057          1,280,041
First American Small Cap Select Fund A Class                                       167,770            166,957
First American Small Cap Select Fund R3 Class                                      149,992            260,080
First American Small Cap Value Fund A Class                                         15,613             17,944

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
First American Small Cap Value Fund R3 Class                               $        84,274     $       84,020
First American Strategic Growth Allocation A Class                               1,360,010          2,400,755
First American Strategic Growth Allocation R3 Class                                174,168            211,133
Old Mutual Focused Fund A Class                                                     16,049             24,577
OneAmerica Asset Director Advisor Class                                          8,290,887         10,720,177
OneAmerica Asset Director Portfolio O Class                                     47,760,519         50,597,046
OneAmerica Investment Grade Bond Advisor Class                                   2,535,554          2,986,456
OneAmerica Investment Grade Bond Portfolio O Class                              13,701,845         15,525,471
OneAmerica Socially Responsive Advisor Class                                       219,496            315,305
OneAmerica Socially Responsive Portfolio O Class                                   638,505            693,047
OneAmerica Value Advisor Class                                                   3,634,445          4,341,938
OneAmerica Value Portfolio O Class                                              17,983,551         16,430,948
Oppenheimer Developing Markets Fund A Class                                        861,778          1,585,965
Oppenheimer Developing Markets Fund N Class                                      6,197,765          8,275,055
Oppenheimer Global Fund N Class                                                    845,347          1,109,300
Oppenheimer Global Strategic Income Fund A Class                                   765,046            735,164
Oppenheimer Global Strategic Income Fund N Class                                 1,424,331          1,892,606
Oppenheimer Gold & Special A Class                                                  85,776            127,943
Oppenheimer Gold & Special N Class                                               1,139,815          1,908,992
Oppenheimer International Bond Fund N Class                                      4,341,317          6,271,333
Oppenheimer International Growth A Class                                            81,204            125,723
Oppenheimer International Growth N Class                                           862,860          1,146,020
Oppenheimer International Small Company Fund N Class                             5,280,322          4,868,946
Oppenheimer Main Street Select Fund N Class                                        497,236            500,272
Oppenheimer Main St. Small and Mid Cap Fund A Class                              1,674,765          1,618,129
Oppenheimer Main St. Small and Mid Cap Fund N Class                                729,558          1,083,469
Oppenheimer Small & Mid Cap Value Fund N Class                                   3,460,980          2,727,124
Oppenheimer Value Fund A Class                                                       5,467             10,773
Oppenheimer Value Fund N Class                                                     428,233            595,114
Pax World Balanced R Class                                                         497,495            851,792
Pax World Global Green Individual Class                                              7,304              7,604
Pax World Global Green R Class                                                     105,246            166,356
Pimco High Yield Admin Class                                                     5,123,822          7,020,576
Pimco High Yield R Class                                                         1,634,568          1,993,275
Pimco Real Return Admin Class                                                        1,730              3,459
Pimco Real Return R Class                                                              171                342
Pimco Total Return Admin Class                                                  31,218,520         50,789,503
Pimco Total Return R Class                                                      18,336,511         26,646,376
Pioneer Bond Fund R Class                                                        1,674,804          1,673,607
Pioneer Emerging Markets A Class                                                   635,674            807,287
Pioneer Equity Income Fund A Class                                                   4,275              8,246
Pioneer Equity Income Fund R Class                                                 589,974            930,950
Pioneer Fund Growth Opportunities VCT I Class                                    4,012,241          3,398,043
Pioneer Fund R Class                                                               211,033            285,680

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
Pioneer Fund VCT Portfolio I Class                                         $     1,676,391     $    1,515,310
Pioneer High Yield Fund R Class                                                  1,126,375          1,014,988
Pioneer Mid Cap Value Fund R Class                                                 986,311            782,897
Pioneer Oak Ridge Large Cap Growth Fund R Class                                     20,477             22,810
Prudential Financial Services Fund A Class                                          14,766             27,781
Prudential Global Real Estate A Class                                               21,813             38,740
Prudential Global Real Estate Z Class                                              176,712            310,622
Prudential High-Yield A Class                                                       32,330             59,063
Prudential High-Yield Z Class                                                      642,885          1,179,062
Prudential Jennison 20/20 Focus A Class                                             12,987             25,935
Prudential Jennison Health Sciences Fund A Class                                    26,979             44,720
Prudential Jennison Mid Cap Growth Fund A Class                                    170,888            310,641
Prudential Jennison Mid Cap Growth Fund Z Class                                  3,002,553          5,656,377
Prudential Jennison Natural Resources Fund A Class                                  17,425             34,691
Prudential Jennison Natural Resources Fund Z Class                                 160,989            291,805
Prudential Total Return Bond A Class                                                58,730            107,029
Russell Emerging Markets S Class                                                    14,270             27,537
Russell Global Real Estate Securities S Class                                      901,556          1,284,202
Russell LifePoints 2010 Strategy Fund R1 Class                                   2,511,694          2,745,872
Russell LifePoints 2010 Strategy Fund R3 Class                                   2,669,456          3,778,639
Russell LifePoints 2015 Strategy Fund R1 Class                                   2,382,912          3,856,176
Russell LifePoints 2015 Strategy Fund R3 Class                                     913,139          1,647,495
Russell LifePoints 2020 Strategy Fund R1 Class                                   6,543,537          9,302,884
Russell LifePoints 2020 Strategy Fund R3 Class                                   4,160,137          5,489,343
Russell LifePoints 2025 Strategy Fund R1 Class                                   1,989,040          3,436,213
Russell LifePoints 2025 Strategy Fund R3 Class                                   1,375,285          2,379,656
Russell LifePoints 2030 Strategy Fund R1 Class                                   4,997,677          6,566,988
Russell LifePoints 2030 Strategy Fund R3 Class                                   3,445,328          4,376,860
Russell LifePoints 2035 Strategy Fund R1 Class                                     780,379          1,445,860
Russell LifePoints 2035 Strategy Fund R3 Class                                     638,282          1,031,816
Russell LifePoints 2040 Strategy Fund R1 Class                                   3,258,785          4,950,339
Russell LifePoints 2040 Strategy Fund R3 Class                                   2,119,236          3,064,327
Russell LifePoints 2045 Strategy Fund R1 Class                                     281,019            498,090
Russell LifePoints 2045 Strategy Fund R3 Class                                     237,180            418,274
Russell LifePoints 2050 Strategy Fund R1 Class                                     815,658          1,220,652
Russell LifePoints 2050 Strategy Fund R3 Class                                     161,098            314,466
Russell LifePoints Balanced Strategy Fund R1 Class                               2,809,834          3,678,188
Russell LifePoints Balanced Strategy Fund R3 Class                               9,860,624         11,476,003
Russell LifePoints Conservative Strategy Fund R1 Class                             671,162            849,822
Russell LifePoints Conservative Strategy Fund R3 Class                           2,418,761          2,959,126
Russell LifePoints Equity Growth Strategy Fund R1 Class                            848,277          1,184,749
Russell LifePoints Equity Growth Strategy Fund R3 Class                          1,945,591          2,038,104
Russell LifePoints Growth Strategy Fund R1 Class                                 1,539,748          2,171,442
Russell LifePoints Growth Strategy Fund R3 Class                                 4,079,269          4,720,875

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
Russell LifePoints Moderate Strategy Fund R1 Class                         $     2,029,457     $    2,097,884
Russell LifePoints Moderate Strategy Fund R3 Class                               2,751,778          3,582,657
Russell U.S. Core Equity Fund S Class                                               52,984             38,535
Russell U.S. Small and Mid Cap Fund S Class                                        152,327            153,286
State Street S&P 500 Admin Class                                                40,535,448         41,095,773
State Street S&P Equity Index 500 R Class                                        5,021,088          7,428,271
T. Rowe Price Retirement 2020 Advisor Class                                         47,330             91,642
T. Rowe Price Retirement 2030 Advisor Class                                          5,901             11,638
T. Rowe Price Retirement 2040 Advisor Class                                          4,562              9,021
T. Rowe Price Blue Chip Growth R Class                                             864,415          1,043,935
T. Rowe Price Equity Income Portfolio                                           18,437,772         18,960,250
T. Rowe Price Equity Income R Class                                              3,845,659          5,785,454
T. Rowe Price European Stock Class                                                  98,709            122,990
T. Rowe Price Growth Stock Advisor Class                                        11,684,817         12,006,347
T. Rowe Price Growth Stock Fund R Class                                          2,928,090          2,936,189
T. Rowe Price International Growth & Income Adv. Cl.                            11,122,671          7,446,052
T. Rowe Price International Growth & Income R Class                              1,785,348          1,592,212
T. Rowe Price International Stock R Class                                          423,012            311,715
T. Rowe Price Mid Cap Growth Fund R Class                                        2,471,215          4,448,353
T. Rowe Price Mid Cap Value Advisor Class                                        1,488,095          2,409,294
T. Rowe Price Mid Cap Value R Class                                              1,494,284          1,909,843
Templeton Foreign A Class                                                          305,762            280,224
Templeton Foreign R Class                                                          809,324            898,671
Templeton Global Bond Fund R Class                                                     317                626
Templeton Growth A Class                                                         2,308,530          1,477,854
Templeton Growth R Class                                                         1,186,719            889,688
Thornburg Core Growth R3 Class                                                   1,929,855          1,484,104
Thornburg Core Growth R5 Class                                                   6,466,656          4,783,208
Thornburg International Value R3 Class                                           3,632,347          5,126,447
Thornburg International Value R5 Class                                           6,822,286         10,081,497
Thornburg Invest Income Builder R3 Class                                            38,067             58,965
Thornburg Limited Term Income R3 Class                                           8,905,392          7,364,338
Thornburg Limited Term U.S. Government R3 Class                                    475,534            269,681
Thornburg Value R3 Class                                                         1,465,328          2,074,199
TIAA-CREF Bond Index R Class                                                           402                803
TIAA-CREF Growth & Income R Class                                                   60,393            120,020
TIAA-CREF International Equity Index R Class                                        54,708            106,858
TIAA-CREF Large Cap Value Index R Class                                              6,998             13,846
TIAA-CREF Social Choice Equity R Class                                             220,426            405,936
Timothy Conservative Growth A Class                                                 88,915             88,199
Timothy Strategic Growth A Class                                                   242,720            205,307
Vanguard Explorer Fund Investor Class                                            5,486,880          7,586,655

                             Aul American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                                       SALES             PURCHASES
---------                                                                       -----             ---------
Vanguard ShortTerm Federal Fund Investor Class                             $     1,808,940     $    2,040,339
Vanguard VIF Small Company Growth Portfolio                                         17,841             35,655
                                                                           ----------------------------------
TOTAL:                                                                     $ 1,093,678,294     $1,327,149,214
                                                                           ==================================

4. INDEMNIFICATION

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the risk of loss to be remote.

5. NEW ACCOUNTING STANDARD

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Variable Account did not own any Level 3 investments at December 31, 2010; therefore additional disclosure was not required.

ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2010, 2009 AND 2008

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder's equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the "Company") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
March 18, 2011

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                              2010        (in millions)         2009
-----------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  Fixed maturities - available for sale, at fair value:
    (amortized cost: 2010 - $10,170.2; 2009 - $9,252.8)             $10,911.3                         $ 9,726.9
  Equity securities at fair value:
    (cost: 2010 - $58.5; 2009 - $89.8)                                   58.4                              93.5
  Mortgage loans                                                      1,537.8                           1,492.1
  Real estate, net                                                       50.3                              50.3
  Policy loans                                                          252.8                             244.2
  Short-term and other invested assets                                   28.7                              27.4
  Cash and cash equivalents                                             166.0                             207.8
-----------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                13,005.3                          11,842.2
Accrued investment income                                               140.8                             132.5
Reinsurance receivables                                               2,262.1                           2,156.3
Deferred acquisition costs                                              531.4                             560.6
Value of business acquired                                               69.1                              78.4
Property and equipment, net                                              51.5                              52.8
Insurance premiums in course of collection                               23.2                              22.9
Other assets                                                             91.1                              78.0
Assets held in separate accounts                                      8,184.1                           6,896.6
-----------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                    $24,358.6                         $21,820.3
=================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                   $12,030.1                         $11,142.4
  Other policyholder funds                                            1,154.3                           1,152.7
  Pending policyholder claims                                           229.8                             207.4
  Surplus notes and notes payable                                       275.0                             275.0
  Federal income taxes                                                  272.7                             187.8
  Other liabilities and accrued expenses                                283.8                             261.3
  Deferred gain on indemnity reinsurance                                 53.9                              58.1
  Liabilities related to separate accounts                            8,184.1                           6,896.6
-----------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                22,483.7                          20,181.3
=================================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                         -                                 -
  Retained earnings                                                   1,542.1                           1,420.2
  Accumulated other comprehensive income:
    Unrealized appreciation of securities, net of tax                   367.5                             244.1
    Benefit plans, net of tax                                           (34.7)                            (25.3)
-----------------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                        1,874.9                           1,639.0
-----------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $24,358.6                         $21,820.3
=================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                 Year ended December 31
                                                                         -------------------------------------
(in millions)                                                                2010          2009          2008
--------------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                            $  408.6      $  380.3      $  342.9
  Policy and contract charges                                               181.3         168.8         181.0
  Net investment income                                                     693.1         638.5         584.2
  Realized investment gains and (losses);
    Other-than-temporary impairments on fixed maturity securities               -         (12.2)        (24.2)
    Other-than-temporary impairments on fixed maturity securities
      transferred to other comprehensive income                                 -           0.1             -
    Other realized investment gains                                          36.3          23.0           3.6
  Other income                                                               26.6          18.2          22.4
--------------------------------------------------------------------------------------------------------------
      TOTAL REVENUES                                                      1,345.9       1,216.7       1,109.9
==============================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                           412.7         358.0         369.0
  Interest expense on annuities and financial products                      328.6         314.2         265.7
  General operating expenses                                                214.5         210.8         194.8
  Commissions                                                                73.1          60.5          59.5
  Amortization                                                               91.8          81.3         117.6
  Dividends to policyholders                                                 27.7          26.6          29.1
  Interest expense on surplus notes and notes payable                        19.8          19.8          19.8
--------------------------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                                         1,168.2       1,071.2       1,055.5
==============================================================================================================
Income before income tax expense                                            177.7         145.5          54.4
Income tax expense                                                           55.8          42.8          14.9
--------------------------------------------------------------------------------------------------------------
      NET INCOME                                                         $  121.9      $  102.7      $   39.5
==============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                           ACCUMULATED OTHER
                                                                      COMPREHENSIVE INCOME (LOSS)
                                                                      ---------------------------
                                                                        UNREALIZED
                                                                       APPRECIATION/
                                                                      (DEPRECIATION)    BENEFIT
                                             COMMON      RETAINED     OF SECURITIES,     PLANS,
(in millions)                                STOCK       EARNINGS       NET OF TAX     NET OF TAX       TOTAL
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                    $-        $1,278.0        $  54.5         $(11.7)      $1,320.8
Comprehensive income:
  Net income                                    -            39.5              -              -           39.5
  Other comprehensive income (loss)             -               -         (288.3)         (29.7)        (318.0)
                                                                                                      ---------
Total comprehensive income (loss)                                                                       (278.5)
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                     -         1,317.5         (233.8)         (41.4)       1,042.3
Comprehensive income:
  Net income                                    -           102.7              -              -          102.7
  Other comprehensive income                    -               -          477.9           16.1          494.0
                                                                                                      ---------
Total comprehensive income                                                                               596.7
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2009                     -         1,420.2          244.1          (25.3)       1,639.0
Comprehensive income:
  Net income                                    -           121.9              -              -          121.9
  Other comprehensive income                    -               -          123.4           (9.4)         114.0
                                                                                                      ---------
Total comprehensive income                                                                               235.9
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2010                    $-        $1,542.1        $ 367.5         $(34.7)      $1,874.9
===============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                             Year ended December 31
                                                                    ----------------------------------------
(in millions)                                                            2010           2009           2008
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                          $   121.9      $   102.7      $    39.5
Adjustments to reconcile net income to net cash:
   Amortization                                                          91.8           81.3          117.6
   Depreciation                                                          12.3           12.8           14.1
   Deferred taxes                                                        15.9            9.6           (5.9)
   Realized investment (gains) losses, net                              (36.3)         (10.9)          20.6
   Policy acquisition costs capitalized                                (117.5)         (93.9)         (86.3)
   Interest credited to deposit liabilities                             301.6          286.7          254.2
   Fees charged to deposit liabilities                                  (81.4)         (80.1)         (81.4)
   Amortization and accrual of investment income                        (11.0)          (5.2)          (7.3)
   Increase in insurance liabilities                                    170.6           22.8          139.8
   Increase in other assets                                            (124.3)         (77.3)        (117.6)
   Increase (decrease) in other liabilities                              (2.8)          23.0           16.8
------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                               340.8          271.5          304.1
============================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
 Purchases:
   Fixed maturities, available-for-sale                              (2,069.1)      (1,704.8)      (1,911.0)
   Equity securities                                                     (4.4)         (19.7)         (67.9)
   Mortgage loans                                                      (212.9)        (214.8)        (181.8)
   Real estate                                                           (4.9)          (1.6)          (3.1)
   Short-term and other invested assets                                 (66.2)         (36.7)          (5.8)
 Proceeds from sales, calls or maturities:
   Fixed maturities, available-for-sale                               1,191.9          856.5          798.3
   Equity securities                                                     42.1           30.8            2.4
   Mortgage loans                                                       168.3          139.5          156.7
   Real estate                                                            0.4              -            4.0
   Short-term and other invested assets                                  64.4           22.2            9.6
 Acquisition, net of cash acquired                                      (13.1)             -              -
------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                  (903.5)        (928.6)      (1,198.6)
============================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposits to insurance liabilities                                  2,637.1        2,517.0        3,039.8
   Withdrawals from insurance liabilities                            (2,107.6)      (1,883.5)      (2,047.7)
   Other                                                                 (8.6)         (10.0)          (8.9)
------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                               520.9          623.5          983.2
============================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                    (41.8)         (33.6)          88.7
============================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                             207.8          241.4          152.7
============================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                               $   166.0      $   207.8      $   241.4
============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

     OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
     (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
     Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), R.E. Moulton, Inc (Moulton) and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

     The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

     o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

     o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

     o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.   SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains and losses". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement. The mortgage loan allowance is $1.5 million and $2.4 million at December 31, 2010 and 2009, respectively.

     Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $58.3 million and $55.6 million at December 31, 2010 and 2009, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.0 million and $2.8 million for 2010, 2009, and 2008, respectively.

     Policy loans are carried at their unpaid balance not to exceed cash surrender value of the related policies. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

     Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include
     1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. Beginning April 1, 2009, for fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. Equity securities and, prior to April 1, 2009, fixed maturity securities were considered impaired, and their cost basis was written down to fair value through earnings, when management did not expect to recover the amortized cost, or if the Company could not demonstrate its intent and ability to hold the investment to full recovery.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

     o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     o For miscellaneous group life and health policies, over the premium rate guarantee period.

     For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

     A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2015 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

     Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income
     (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7-Valuation of Business Acquired. The valuation adjustment for certain products is limited based on the original capitalized amount.

     Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     PROPERTY AND EQUIPMENT

     Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $126.7 million and $118.8 million as of December 31, 2010 and 2009, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2010, 2009 and 2008 was $9.0 million, $9.8 million and $11.3 million, respectively.

     ASSETS HELD IN SEPARATE ACCOUNTS

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

     PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

     The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

     RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

     Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract.
     Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     REINSURANCE

     The Company reinsurers certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of operations. Refer to Note 11 - Reinsurance for further details.

     POLICYHOLDERS' DIVIDENDS

     Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

     CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

     The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives (refer to Note 15-Fair Value). The Company is no longer writing these benefits. The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits.

     The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,316.9 million and $1,255.5 million at December 31, 2010 and 2009, respectively.

                                                         AS OF DECEMBER 31,
                                                     -------------------------
(in millions)                                            2010            2009
------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                $1,316.9        $1,255.5
  Net amount at risk (1)                                 52.4           116.5
  GAAP reserve                                            1.0             1.1

Guaranteed Minimum Income Benefit
  Total account value                                $  283.8        $  289.7
  GAAP reserve                                           18.5            15.4

Guaranteed Minimum Accumulated Benefit
  Total account value                                $   17.6        $   19.9
  GAAP reserve                                            0.3             0.4

Guaranteed Minimum Withdrawal Benefit
  Total account value                                $  159.6        $  152.5
  GAAP reserve                                           (0.3)           (1.2)
==============================================================================

(1) Represents the amount of death benefit in  excess of the account value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.6 million, $4.4 million and $8.8 million for 2010, 2009 and 2008, respectively. Amounts amortized totaled $3.6 million, $6.3 million and $3.3 million for 2010, 2009 and 2008, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $29.8 million at December 31, 2010 and 2009.

     INCOME TAXES

     The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

     Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2010 and 2009, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

     COMPREHENSIVE INCOME

     Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

     RECLASSIFICATION

     Certain 2009 and 2008 financial statement balances have been reclassified to conform to the 2010 presentation.

     DERIVATIVES

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. At December 31, 2010 and 2009, the Company did not hold any freestanding derivative instruments or hedges. The Company's GMAB, GMWB and a small block of GMIB benefits are considered embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-Fair Values for additional information.

     GOODWILL AND OTHER INTANGIBLE ASSETS

     The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance as revised April 2009. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed this test during 2010 and 2009 and determined the carrying value of goodwill was not impaired.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $23.4 million and $17.3 million at December 31, 2010 and 2009, respectively.

     The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

     RECENT ACCOUNTING PRONOUNCEMENTS

     In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts. A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This change is effective for fiscal years beginning after December 15, 2011. The Company will adopt this guidance effective January 1, 2012. The Company is currently assessing the impact of the guidance on the Company's consolidated financial statements.

     In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures are effective for non-public companies in 2011. The Company will provide these required disclosures for the reporting period ending December 31, 2011.

     In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for annual reporting for periods after December 15, 2010. The Company's adoption of this guidance effective January 1, 2011 is not expected to have a material effect on the Company's consolidated financial statements.

     In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for the reporting periods after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The required disclosures are provided in Note 15-Fair Value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     In August 2009, the FASB issued updated guidance for the fair value measurement of liabilities. This guidance provides clarification on how to measure fair value in circumstances in which a quoted price in an active market for the identical liability is not available. This guidance also clarifies that restrictions preventing the transfer of a liability should not be considered as a separate input or adjustment in the measurement of fair value. The Company adopted this guidance effective with the annual reporting period ended December 31, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

     In June 2009, the FASB issued "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", which established the FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting principles in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Codification was effective for financial statements issued for the interim and annual periods ending after September 15, 2009. Other than the manner in which new accounting guidance is referenced, the adoption of Codification had no impact on the Company's consolidated financial statements.

     In May 2009, the FASB issued authoritative guidance that established standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, the guidance sets forth: (i) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The requirements of the guidance are applied on a prospective basis to interim or annual financial periods ending after June 15, 2009. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

     In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of other-than-temporary impairments of debt securities. This new guidance is effective for reporting periods ending after June 15, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements. Refer to Note 4-Investments for additional detail.

     In January 2009, the FASB issued new authoritative guidance that revised other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of the original guidance. This new guidance is effective for reporting periods ending after December 15, 2008. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

     In December 2008, the FASB revised the authoritative guidance for employers' disclosures about postretirement benefit plan assets. This new guidance requires additional disclosures about the components of plan assets, investment strategies, significant concentrations of risk, and the fair value measurement of plan assets. The Company adopted this guidance effective December 31, 2009. Refer to Note 9-Benefit Plans for additional detail.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.   ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash. The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million. Refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

     In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Refer to
     Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,716.6 million at December 31, 2010.

     As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.2 million, $4.2 million and $5.2 million of deferred gain amortization in 2010, 2009 and 2008, respectively. The deferred gain balance was $53.9 million and $58.1 million at December 31, 2010 and 2009, respectively.

4.   INVESTMENTS

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                  DECEMBER 31, 2010
-----------------------------------------------------------------------------------
                                                  GROSS UNREALIZED
DESCRIPTION OF SECURITIES         AMORTIZED      ------------------        FAIR
(in millions)                       COST          GAINS      LOSSES        VALUE
-----------------------------------------------------------------------------------
Available-for-sale:
  US government & agencies        $    35.2      $  0.9       $ 0.3      $    35.8
  State & local government            374.3         4.8         9.7          369.4
  Foreign government                   32.5         4.4           -           36.9
  Corporate - public                6,113.0       480.3        30.5        6,562.8
  Corporate - private               1,690.4       154.9         5.2        1,840.1
  Residential mortgage-backed       1,235.1       107.6         1.7        1,341.0
  Commercial mortgage-backed          522.9        27.6         3.4          547.1
  Other asset backed                  166.8        12.0         0.6          178.2
-----------------------------------------------------------------------------------
    Total fixed maturities         10,170.2       792.5        51.4       10,911.3
Equity securities                      58.5         0.7         0.8           58.4
-----------------------------------------------------------------------------------
    Total                         $10,228.7      $793.2       $52.2      $10,969.7
===================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

                                                 December 31, 2009
---------------------------------------------------------------------------------
                                                 Gross Unrealized
Description of Securities        Amortized      ------------------        Fair
(in millions)                      Cost          Gains      Losses        Value
---------------------------------------------------------------------------------
Available-for-sale:
US government & agencies         $   35.4       $  0.7       $ 1.2      $   34.9
State & local government            207.8          5.0         4.8         208.0
Foreign government                   38.3          2.6           -          40.9
Corporate - public                5,529.0        325.9        44.4       5,810.5
Corporate - private               1,677.2        110.7         5.3       1,782.6
Residential mortgage-backed       1,268.2         72.5         0.2       1,340.5
Commercial mortgage-backed          350.3          8.7         4.5         354.5
Other asset backed                  146.6          8.8         0.4         155.0
---------------------------------------------------------------------------------
   Total fixed maturities         9,252.8        534.9        60.8       9,726.9
Equity securities                    89.8          6.2         2.5          93.5
---------------------------------------------------------------------------------
   Total                         $9,342.6       $541.1       $63.3      $9,820.4
=================================================================================

The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2010:

-----------------------------------------------------------------------------------------------------------------------
                                 LESS THAN 12 MONTHS             12 MONTHS OR MORE                  TOTAL
                               -----------------------        -----------------------        --------------------------
DESCRIPTION OF SECURITIES        FAIR       UNREALIZED        FAIR         UNREALIZED          FAIR          UNREALIZED
(in millions)                    VALUE        LOSSES          VALUE          LOSSES            VALUE           LOSSES
-----------------------------------------------------------------------------------------------------------------------
US government & agencies       $    7.7        $ 0.1          $ 0.2           $0.2           $    7.9           $ 0.3
State & local government          209.7          8.5            5.8            1.2              215.5             9.7
Corporate - public                745.7         24.6           73.5            5.9              819.2            30.5
Corporate - private               115.3          4.5            8.3            0.7              123.6             5.2
Residential mortgage-backed        31.0          1.7            3.4              -               34.4             1.7
Commercial mortgage-backed         87.1          3.4              -              -               87.1             3.4
Other asset backed                 21.4          0.6            2.2              -               23.6             0.6
-----------------------------------------------------------------------------------------------------------------------
                               $1,217.9        $43.4          $93.4           $8.0           $1,311.3           $51.4
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
     2009:

-----------------------------------------------------------------------------------------------------------------
                                 Less Than 12 Months             12 Months or More                   Total
                               -----------------------        -----------------------    ------------------------
Description of Securities       Fair       Unrealized          Fair       Unrealized       Fair       Unrealized
(in millions)                   Value        Losses            Value        Losses         Value        Losses
-----------------------------------------------------------------------------------------------------------------
US government & agencies       $ 23.2         $ 1.0           $  0.2         $ 0.2       $   23.4        $ 1.2
State & local government         81.1           2.9             17.3           1.9           98.4          4.8
Foreign government                7.4             -                -             -            7.4            -
Corporate - public              342.1           6.3            467.4          38.1          809.5         44.4
Corporate - private              72.2           1.2             54.2           4.1          126.4          5.3
Residential mortgage-backed      14.9           0.1              5.2           0.1           20.1          0.2
Commercial mortgage-backed       46.8           0.8             77.7           3.7          124.5          4.5
Other asset backed                  -             -              2.3           0.4            2.3          0.4
-----------------------------------------------------------------------------------------------------------------
                               $587.7         $12.3           $ 624.3        $48.5       $1,212.0        $60.8
=================================================================================================================

     OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     CORPORATE SECURITIES. In 2010, the $35.7 million of gross unrealized losses is comprised of $30.2 million related to investment grade securities and $5.5 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $2.7 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.5 million.

     In 2009, the $49.7 million of gross unrealized losses is comprised of $39.7 million related to investment grade securities and $10.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.8 million.

     The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. All of the Company's investments in commercial mortgage-backed securities are in senior classes of the transactions

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     and all are rated AAA by at least one Nationally Recognized Statistical Rating Organization as of December 31, 2010. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     Gross Unrealized Loss Positions for Marketable Equity Securities:

-------------------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS     12 MONTHS OR MORE          TOTAL
                                -------------------     ------------------    -------------------
DESCRIPTION OF SECURITIES         FAIR   UNREALIZED      FAIR   UNREALIZED     FAIR    UNREALIZED
(in millions)                    VALUE     LOSSES       VALUE     LOSSES      VALUE      LOSSES
-------------------------------------------------------------------------------------------------
December 31, 2010                $2.5       $0.2        $ 4.0      $0.6       $ 6.5       $0.8
December 31, 2009                $0.3       $  -        $16.5      $2.5       $16.8       $2.5
=================================================================================================

     MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $0.8 million and $2.5 million as of December 31, 2010 and 2009, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2010, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                         AVAILABLE-FOR-SALE
                                                    ----------------------------
(in millions)                                       AMORTIZED COST    FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                $   434.4       $   444.5
Due after one year through five years                    2,583.4         2,785.9
Due after five years through 10 years                    3,155.2         3,431.4
Due after 10 years                                       2,072.4         2,183.2
--------------------------------------------------------------------------------
                                                         8,245.4         8,845.0
Mortgage-backed securities                               1,924.8         2,066.3
--------------------------------------------------------------------------------
                                                       $10,170.2       $10,911.3
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                                2010        2009        2008
---------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                  $582.5      $535.1      $461.1
Equity securities                                                             1.6         2.4         5.7
Mortgage loans                                                              100.3        94.4        97.9
Real estate                                                                  15.8        18.1        19.0
Policy loans                                                                 15.2        15.2        13.8
Other                                                                         6.5         6.5        15.5
---------------------------------------------------------------------------------------------------------
Gross investment income                                                     721.9       671.7       613.0
Investment expenses                                                          28.8        33.2        28.8
---------------------------------------------------------------------------------------------------------
Net investment income                                                      $693.1      $638.5      $584.2
=========================================================================================================

     Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                                2010        2009        2008
----------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $765.4      $516.9     $ 296.8
Gross realized gains on the sale of fixed maturities                         30.6        32.4         5.1
Gross realized losses on sale of fixed maturities                            (1.4)       (5.6)       (2.0)
Change in unrealized appreciation (depreciation)                            267.0       926.2      (530.7)
==========================================================================================================

     The Company does not accrue income on non-income producing investments. The Company had one non-income producing fixed maturity investment at December 31, 2010 with no book value. At December 31, 2009, the Company held four non-income producing fixed maturity investments with a total book value of $0.1 million.

     Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                              2010         2009         2008
----------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                 $29.2       $ 26.8       $  3.1
Equity securities                                                           6.4          4.2            -
Mortgage loan allowance, net                                                0.9         (2.4)           -
Other                                                                      (0.2)        (0.5)         0.7
Impairments in fixed maturitities                                             -        (12.2)       (24.2)
Impairments in equities                                                       -         (5.0)        (0.2)
----------------------------------------------------------------------------------------------------------
Realized investment gains (losses)                                        $36.3       $ 10.9       $(20.6)
==========================================================================================================

     The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2010, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 29 percent of the portfolio was invested. A total of 35 percent of the mortgage loans have been issued on retail and industrial properties in both 2010 and 2009. These loans are primarily backed by long-term leases or guaranteed by credit tenants.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     The Company had outstanding mortgage loan commitments of approximately $74.5 million and $53.6 million at December 31, 2010 and 2009, respectively.

     The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment is $15.2 million as of December 31, 2010. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5.   OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                            2010            2009          2008
------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
   Fixed maturity securities                                          $ 741.1         $ 474.1       $(452.1)
   Equity securities                                                     (0.1)            3.7         (11.9)
Valuation adjustment                                                   (175.5)         (102.3)        104.3
Deferred taxes                                                         (198.0)         (131.4)        125.9
------------------------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax                367.5           244.1        (233.8)
Benefit plans, net of tax                                               (34.7)          (25.3)        (41.4)
------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)                         $ 332.8         $ 218.8       $(275.2)
============================================================================================================

     The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                            2010           2009           2008
------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability,
  net of tax-2010, $5.1; 2009, $(8.7); 2008, $16.0                     $ (9.4)        $ 16.1        $ (29.7)
Unrealized appreciation (depreciation) on securities,
  net of tax-2010, ($66.6) 2009, ($257.3); 2008, $155.5                 140.3          492.8         (286.3)
Reclassification adjustment for gains (losses) included in net income,
  net of tax-2010, $9.1; 2009, $8.1; 2008, $1.1                         (16.9)         (14.9)          (2.0)
------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                          $114.0         $494.0        $(318.0)
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6.   DEFERRED POLICY ACQUISITION COSTS

     The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                           2010           2009            2008
------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                           $ 653.1         $636.6         $ 658.3
Capitalization of deferred acquisition costs                           117.5           93.9            86.3
Amortization of deferred acquisition costs                             (82.4)         (77.4)         (108.0)
------------------------------------------------------------------------------------------------------------
  Subtotal                                                             688.2          653.1           636.6
Valuation adjustment                                                  (156.8)         (92.5)           79.2
------------------------------------------------------------------------------------------------------------
Balance, end of year                                                 $ 531.4         $560.6         $ 715.8
============================================================================================================

7.   VALUATION OF BUSINESS ACQUIRED

     The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                           2010           2009            2008
------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                            $ 88.5         $ 92.4          $102.0
Acquisitions                                                             9.0              -               -
Amortization                                                            (9.4)          (3.9)           (9.6)
------------------------------------------------------------------------------------------------------------
 Subtotal                                                               88.1           88.5            92.4
Valuation adjustment                                                   (19.0)         (10.1)           25.4
------------------------------------------------------------------------------------------------------------
Balance, end of year                                                  $ 69.1         $ 78.4          $117.8
============================================================================================================

     The 2009 amortization was lower than 2010 due to an interest margin adjustment.

     The average expected life of VOBA varies by product, and is 24 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

     The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                    VOBA
(in millions)                                                                                   AMORTIZATION
------------------------------------------------------------------------------------------------------------
2011                                                                                                $ 6.2
2012                                                                                                  6.1
2013                                                                                                  5.8
2014                                                                                                  5.6
2015                                                                                                  5.4
2016 and thereafter                                                                                  59.0
------------------------------------------------------------------------------------------------------------
Total                                                                                               $88.1
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.   INSURANCE LIABILITIES

     Insurance liabilities consisted of the following:

-----------------------------------------------------------------------------------------------------------------
                                                           MORTALITY OR
                                         WITHDRAWAL         MORBIDITY     INTEREST RATE         DECEMBER 31,
(in millions)                            ASSUMPTION         ASSUMPTION     ASSUMPTION          2010          2009
-----------------------------------------------------------------------------------------------------------------
Future policy benefits:
    Participating whole life contracts       N/A            COMPANY       2.25% TO 6.0%   $ 1,090.3     $ 1,036.5
                                                           EXPERIENCE
    Universal life-type contracts            N/A               N/A           N/A            2,112.8       1,949.9
    Other individual life contracts       COMPANY           COMPANY       2.25% TO 6.0%       969.2         939.3
                                         EXPERIENCE        EXPERIENCE
    Accident and health                      N/A            COMPANY          N/A              847.4         761.3
                                                           EXPERIENCE
    Annuity products                         N/A               N/A           N/A            6,614.7       6,062.0
    Group life and health                    N/A               N/A           N/A              395.7         393.4
Other policyholder funds                     N/A               N/A           N/A              252.1         266.8
Funding agreements*                          N/A               N/A           N/A              902.2         885.9
Pending policyholder claims                  N/A               N/A           N/A              229.8         207.4
-----------------------------------------------------------------------------------------------------------------
    Total insurance liabilities                                                           $13,414.2     $12,502.5
=================================================================================================================

     * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

     Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

     Participating life insurance policies, for which dividends are expected to be paid, represent approximately 28.3 percent and 26.6 percent of the total individual life insurance in force at both December 31, 2010 and 2009, respectively. These participating policies represented 33.3 percent and 34.2 percent of statutory life net premium income for 2010 and 2009, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.   BENEFIT PLANS

     The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

     The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2010 and 2009.

     The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

     Obligations and Funded Status:

                                                              PENSION BENEFITS               OTHER BENEFITS
                                                            --------------------         ----------------------
(in millions)                                                 2010          2009           2010           2009
---------------------------------------------------------------------------------------------------------------
Employer contributions                                      $  6.0         $13.0         $  1.9         $  1.7
Employee contributions                                           -             -            1.2            1.1
Benefit payments                                               3.3           3.0            3.1            2.7
Funded status (deficit)                                      (22.7)         (9.4)         (44.5)         (40.3)
===============================================================================================================

     Amounts recognized in the balance sheet:

                                                              PENSION BENEFITS               OTHER BENEFITS
                                                            --------------------         ----------------------
(in millions)                                                 2010          2009           2010           2009
---------------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                  $(22.7)        $(9.4)        $(44.5)        $(40.3)
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                     $(22.7)        $(9.4)        $(44.5)        $(40.3)
===============================================================================================================

     Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                $61.2          $48.9           $(3.9)        $(5.3)
Net prior service costs (benefits)                           (0.8)          (0.9)              -          (0.2)
Net transition obligation                                    (2.9)          (3.6)              -             -
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                     $57.5          $44.4           $(3.9)        $(5.5)
===============================================================================================================

     The following table represents plan assets and obligations for the defined benefit plan:

                                                                                             DECEMBER 31,
                                                                                       ------------------------
(in millions)                                                                            2010              2009
---------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                           $168.5            $135.9
Accumulated benefit obligation                                                          146.2             116.3
Fair value of plan assets                                                               145.8             126.5
===============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     The following table represents net periodic pension and other benefit costs expense:

                                                               PENSION BENEFITS                 OTHER BENEFITS
                                                          --------------------------      --------------------------
(in millions)                                              2010       2009       2008     2010      2009       2008
-------------------------------------------------------------------------------------     --------------------------
Net periodic benefit cost                                 $ 6.2     $ 11.3      $ 2.7     $2.8     $ 3.2      $ 3.0
Amounts recognized in other comprehensive income:
 Net actuarial (gains) losses                              12.3      (25.2)      48.9      1.4      (0.7)      (4.3)
 Net prior service costs (benefits)                         0.1        0.2        0.1      0.2       0.2        0.3
 Net transition obligation                                  0.7        0.7        0.7        -         -          -
--------------------------------------------------------------------------------------------------------------------
 Total recognized in other comprehensive income            13.1      (24.3)      49.7      1.6      (0.5)      (4.0)
--------------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
 and other comprehensive income                           $19.3     $(13.0)     $52.4     $4.4     $ 2.7      $(1.0)
====================================================================================================================

     Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $3.4 million, ($0.1) million and ($0.7) million, respectively.

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                PENSION BENEFITS                 OTHER BENEFITS
                                                          ----------------------------    ----------------------------
                                                              2010            2009            2010               2009
----------------------------------------------------------------------------------------------------------------------
Discount rate                                                 5.80%           6.65%           5.80%              6.65%
Rate of compensation increase                                 4.25%           4.25%           4.25%              4.25%
======================================================================================================================

     Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                              PENSION BENEFITS                    OTHER BENEFITS
                                                          ---------------------------      ----------------------------
                                                          2010       2009       2008       2010       2009       2008
-----------------------------------------------------------------------------------------------------------------------
Discount rate                                             6.65%      6.40%      6.50%      6.65%      6.40%      6.50%
Expected long-term return on plan assets                  8.50%      8.50%      8.75%         -          -          -
Rate of compensation increase                             4.25%      4.00%      4.00%      4.25%      4.00%      4.00%
=======================================================================================================================

     The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

     Assumed health care trend rates at December 31:

                                                                                              2010                2009
-----------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                  8.50%               9.00%
Rate to which the cost trend rate is assumed to decline                                       5.00%               5.00%
Year that the rate reaches the ultimate trend rate                                             2018                2018
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     PLAN ASSETS

     The actual pension plan weighted-average asset allocations, by asset category, are 70 and 68 percent for equity securities and 30 and 32 percent for debt securities at December 31, 2010 and 2009, respectively.

     The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

     Fair Value Measurements at December 31, 2010:

(in millions)                                            LEVEL 1            LEVEL 2              LEVEL 3
--------------------------------------------------------------------------------------------------------
Equity separate account investment options                 $-                $102.2                $-
Fixed separate account investment options                   -                  22.0                 -
Fixed interest investment option                            -                  21.6                 -
--------------------------------------------------------------------------------------------------------
Total                                                      $-                $145.8                $-
========================================================================================================

     The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. The fixed interest investment is held in the general account of AUL. Refer to Note 15-Fair Value for additional discussion regarding the levels of the fair value hierarchy.

     CONTRIBUTIONS

     The Company expects to contribute $6.0 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2011.

     ESTIMATED FUTURE BENEFIT PAYMENTS

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                                                            PENSION BENEFITS      OTHER BENEFITS
---------------------------------------------------------------------------------------------------------------
2011                                                                           $ 4.1                $ 2.3
2012                                                                             4.8                  3.0
2013                                                                             5.3                  3.1
2014                                                                             5.9                  3.2
2015                                                                             6.7                  3.3
Years 2016-2020                                                                 45.2                 18.1
===============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

     The Company sponsors a defined contribution savings plan for employees. The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $3.0 million, $2.5 million and $2.4 million in 2010, 2009 and 2008, respectively.

     The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.0 million, $1.0 million and $1.2 million in 2010, 2009 and 2008, respectively.

     The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $5.2 million, $5.4 million and $2.8 million for 2010, 2009 and 2008, respectively.

10.  FEDERAL INCOME TAXES

     The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

     The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                                           2010         2009         2008
-------------------------------------------------------------------------------------------------------
Current                                                                $39.9        $33.2        $20.8
Deferred                                                                15.9          9.6         (5.9)
-------------------------------------------------------------------------------------------------------
  Income tax expense                                                   $55.8        $42.8        $14.9
=======================================================================================================

     A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                           2010         2009         2008
-------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                             $62.2        $50.9        $19.0
  Tax preferenced investment income                                     (6.3)        (7.8)        (4.0)
  Credits available to offset tax                                       (0.3)        (0.7)        (0.6)
  Other                                                                  0.2          0.4          0.5
-------------------------------------------------------------------------------------------------------
  Income tax expense                                                   $55.8        $42.8        $14.9
=======================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10.  FEDERAL INCOME TAXES, CONTINUED

     The federal income tax liability for the years ended December 31, were as follows:

(in millions)                                                                       2010           2009
-------------------------------------------------------------------------------------------------------
Current                                                                           $  7.1         $  2.7
Deferred                                                                           265.6          185.1
-------------------------------------------------------------------------------------------------------
  Total federal income tax liability                                              $272.7         $187.8
=======================================================================================================

   The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                                       2010           2009
-------------------------------------------------------------------------------------------------------
Deferred tax assets
 Insurance liabilities                                                            $113.9         $118.4
 Deferred gain on indemnity reinsurance                                             18.9           20.3
 Employee benefit plans                                                             31.5           25.1
 Other                                                                              11.5           14.6
-------------------------------------------------------------------------------------------------------
    Total deferred tax assets                                                      175.8          178.4
=======================================================================================================
Deferred tax liabilities
 Deferred policy acquisition costs & value of business acquired                    220.2          216.0
 Investments                                                                        11.6            5.0
 Fixed assets and software                                                           9.5           10.2
 Unrealized appreciation                                                           198.0          131.4
 Other                                                                               2.1            0.9
-------------------------------------------------------------------------------------------------------
    Total deferred tax liabilities                                                 441.4          363.5
-------------------------------------------------------------------------------------------------------
  Total net deferred tax liability                                                $265.6         $185.1
=======================================================================================================

     Federal income taxes paid were $36.3 million and $26.1 million in 2010 and 2009, respectively. The Company has $6.0 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2027.

     If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon the best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

     Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2010. The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2007 through 2010 remain open to examination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11.  REINSURANCE

     The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

     Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                                         2010            2009            2008
-----------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 510.8         $ 481.7         $ 460.9
Reinsurance assumed                                                  352.2           368.9           387.3
Reinsurance ceded                                                   (454.4)         (470.3)         (505.3)
-----------------------------------------------------------------------------------------------------------
  Net premiums                                                       408.6           380.3           342.9
-----------------------------------------------------------------------------------------------------------
  Reinsurance recoveries                                           $ 394.7         $ 402.4         $ 430.8
===========================================================================================================

     The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 91 percent of the Company's December 31, 2010, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

     The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2010, 2009 nor 2008 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $53 million at December 31, 2010 compared to $65 million at December 31, 2009. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12.  SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

     In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2010, the carrying value of the FHLBI common stock was $45.6 million. The carrying value of the FHLBI common stock approximates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $900.6 million and $884.3 million as of December 31, 2010 and 2009, respectively. The proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $902.2 million and $885.9 million at December 31, 2010 and 2009, respectively. The average interest rate on these Funding Agreements is 3.72% and range from 2.33% to 4.59%. Maturities for the Funding Agreements range from March 2011 to February 2019. Interest was paid in the amount of $34.3 million and $31.6 million in 2010 and 2009, respectively.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,373.6 million and $1,326.8 million at December 31, 2010 and 2009, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

    The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $49.0 million at December 31, 2010.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2010, 2009 and 2008.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2010, 2009 and 2008.

    Surplus Notes and Senior Notes:

(in millions)                                        2010                 2009
------------------------------------------------------------------------------
Senior notes, 7%, due 2033                         $200.0               $200.0
Surplus notes, 7.75%, due 2026                       75.0                 75.0
------------------------------------------------------------------------------
Total notes payable                                $275.0               $275.0
==============================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                                  2010         2009
---------------------------------------------------------------------------------
SAP surplus                                                $1,069.4     $1,000.6
Asset valuation reserve                                        86.9         70.2
Deferred policy acquisition costs                             688.2        653.1
Value of business acquired                                     79.1         88.1
Adjustments to policy reserves                               (168.7)      (175.9)
Interest maintenance reserves                                  34.6         24.5
Unrealized gain on invested assets, net                       367.5        244.1
Surplus notes                                                 (75.0)       (75.0)
Deferred gain on indemnity reinsurance                        (53.9)       (58.1)
Deferred income taxes                                        (126.4)      (114.7)
Other, net                                                    (26.8)       (17.9)
---------------------------------------------------------------------------------
GAAP equity                                                $1,874.9     $1,639.0
=================================================================================

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                    2010         2009         2008
--------------------------------------------------------------------------------
SAP net income                                 $ 94.2       $ 89.9       $ 28.8
Deferred policy acquisition costs                35.1         16.5        (21.8)
Value of business acquired                       (9.0)        (3.6)        (9.2)
Adjustments to policy reserves                    8.0          6.2         37.9
Deferred income taxes                           (15.6)        (8.1)         6.8
Realized gains, net of tax                       16.9          4.9          1.2
Other, net                                       (7.7)        (3.1)        (4.2)
--------------------------------------------------------------------------------
GAAP net income                                $121.9       $102.7       $ 39.5
================================================================================

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.5 million at both December 31, 2010 and 2009.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2010, 2009, or 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $106 million in 2011.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

    o Level 1 -- Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

    o Level 2 -- Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

    o Level 3 -- Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

    FIXED MATURITY SECURITIES -- are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from a number of independent pricing sources. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

    EQUITY SECURITIES -- consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

    SHORT-TERM AND OTHER INVESTED ASSETS -- the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

    CASH EQUIVALENTS -- include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1. The remaining cash equivalents are not traded in active markets however their fair values are based on market observable inputs and have been classified as Level 2.

    SEPARATE ACCOUNTS -- represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers.

    VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS -- are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    TRANSFERS

    Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

    In 2010, the significance of non-observable inputs such as the liquidity adjustment factor was reevaluated by management and these inputs were determined to no longer result in Level 3 classification for certain private corporate debt securities as the market observability of the key inputs highlighted above has improved. Additionally, as a result of increased liquidity in the market and greater availability of market observable quoted prices from additional pricing sources, various state & local government, corporate-private and commercial mortgage-backed securities were reported in Level 2 in 2010 rather than Level 3 as in 2009.

    There were no significant transfers between Level 1 and Level 2.

    The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

                                                                            DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------------------
                                                  QUOTED PRICES IN     SIGNIFICANT        SIGNIFICANT           TOTAL
                                                   ACTIVE MARKETS      OBSERVABLE         UNOBSERVABLE           FAIR
(in millions)                                          LEVEL 1           LEVEL 2            LEVEL 3             VALUE
-----------------------------------------------------------------------------------------------------------------------
ASSETS
 US government & agencies                             $   28.3          $     7.5            $    -           $    35.8
 State & local government                                    -              369.4                 -               369.4
 Foreign government                                          -               36.9                 -                36.9
 Corporate-public                                            -            6,107.8             455.0             6,562.8
 Corporate-private                                           -            1,771.9              68.2             1,840.1
 Residential mortgage-backed                                 -            1,337.0               4.0             1,341.0
 Commercial mortgage-backed                                  -              532.2              14.9               547.1
 Other asset backed                                          -              173.6               4.6               178.2
-----------------------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities                       $   28.3          $10,336.3            $546.7           $10,911.3
 Equity securities                                         5.2                1.9              51.3                58.4
 Short-term & other invested assets                          -                2.4              26.3                28.7
 Cash equivalents                                        134.5               14.5                 -               149.0
 Separate account assets                               8,183.8                0.3                 -             8,184.1
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          $8,351.8          $10,355.4            $624.3           $19,331.5
=======================================================================================================================
LIABILITIES
  Variable annuity guarantee benefits                 $      -          $       -            $  3.3           $     3.3
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     $      -          $       -            $  3.3           $     3.3
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                     December 31, 2009
-----------------------------------------------------------------------------------------------------------
                                              Quoted Prices in    Significant    Significant        Total
                                               Active Markets      Observable   Unobservable         Fair
(in millions)                                      Level 1           Level 2       Level 3          Value
-----------------------------------------------------------------------------------------------------------
Assets
 US government & agencies                         $   27.0          $    5.0      $    2.9        $    34.9
 State & local government                                               11.3         196.7            208.0
 Foreign government                                                     25.9          15.0             40.9
 Corporate-public                                                    5,307.2         503.3          5,810.5
 Corporate-private                                                      32.3       1,750.3          1,782.6
 Residential mortgage-backed                                         1,325.4          15.1          1,340.5
 Commercial mortgage-backed                              -               0.2         354.3            354.5
 Other asset backed                                      -              54.9         100.1            155.0
-----------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities                   $   27.0          $6,762.2      $2,937.7        $ 9,726.9
  Equity securities                                   41.2                 -          52.3             93.5
  Short-term & other invested assets                     -               0.2          25.3             25.5
  Cash equivalents                                    98.3              95.0             -            193.3
  Separate account assets                          6,896.2               0.4             -          6,896.6
-----------------------------------------------------------------------------------------------------------
Total assets                                      $7,062.7          $6,857.8      $3,015.3        $16,935.8
===========================================================================================================
Liabilities
  Variable annuity guarantee benefits             $      -          $      -      $    2.3        $     2.3
-----------------------------------------------------------------------------------------------------------
Total liabilities                                 $      -          $      -      $    2.3        $     2.3
===========================================================================================================

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2010, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

------------------------------------------------------------------------------------------------------------
                                                                                    VARIABLE
                                                                   EQUITY           ANNUITY
                                                 FIXED          SECURITIES &       GUARANTEE
(in millions)                                  MATURITIES          OTHER            BENEFITS         TOTAL
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                   $ 2,937.7           $77.6             $(2.3)       $ 3,013.0
  Gains included in net income                      19.1            (1.4)             (1.0)            16.7
  Gains included in other
    comprehensive income                             1.2             0.4                 -              1.6
  Purchases, issuances, settlements                (98.4)            4.0                 -            (94.4)
  Transfer into/(out of) Level 3:
    Transfers into Level 3                          19.2               -                 -             19.2
    Transfers out of Level 3                    (2,332.1)           (3.0)                -         (2,335.1)
------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3         (2,312.9)           (3.0)                -         (2,315.9)
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                   $   546.7           $77.6             $(3.3)       $   621.0
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following two tables provide additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31, 2010.

------------------------------------------------------------------------------------------------------------
                                                                   STATE &
                                             US GOVERNMENT         LOCAL           FOREIGN       CORPORATE -
(in millions)                                  & AGENCIES        GOVERNMENT       GOVERNMENT       PUBLIC
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $ 2.9            $ 196.7           $15.0          $ 503.3
  Gains included in net income                       -                  -               -              9.1
  Gains included in other
  comprehensive income                               -                  -            (0.1)             7.0
  Purchases, issuances, settlements                  -                  -            (5.0)           100.8
  Transfer into/(out of) Level 3:
    Transfers into Level 3                           -                  -               -             15.5
    Transfers out of Level 3                      (2.9)            (196.7)           (9.9)          (180.7)
------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3           (2.9)            (196.7)           (9.9)          (165.2)
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                     $   -            $     -           $   -          $ 455.0
============================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                  RESIDENTIAL     COMMERCIAL
                                                CORPORATE -        MORTGAGE-       MORTGAGE-      OTHER ASSET
(in millions)                                    PRIVATE            BACKED          BACKED           BACKED
-------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $ 1,750.3          $ 15.1         $ 354.3          $100.1
  Gains included in net income                         8.8               -             1.2               -
  Gains included in other
    comprehensive income                              (4.9)              -            (1.0)            0.2
  Purchases, issuances, settlements                 (191.3)            4.0            (5.5)           (1.4)
  Transfer into/(out of) Level 3:
    Transfers into Level 3                               -               -             0.2             3.5
    Transfers out of Level 3                      (1,494.7)          (15.1)         (334.3)          (97.8)
-------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3           (1,494.7)          (15.1)         (334.1)          (94.3)
-------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                     $    68.2          $  4.0         $  14.9          $  4.6
=============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2009, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

---------------------------------------------------------------------------------------------------------
                                                                                   Variable
                                                                  Equity           Annuity
                                                  Fixed         Securities &      Guarantee
(in millions)                                   Maturities        Other            Benefits       Total
---------------------------------------------------------------------------------------------------------
Balance at December 31, 2008                     $2,193.8          $48.3           $(25.0)      $2,217.1
  Gains included in net income                        0.8           (0.7)            22.7           22.8
  Gains included in other
  comprehensive income                              381.1            0.7                -          381.8
  Purchases, issuances, settlements                 298.8           29.3                -          328.1
  Net transfers in and or (out) of Level 3           63.2              -                -           63.2
---------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $2,937.7          $77.6           $ (2.3)      $3,013.0
=========================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in consolidated statement of operations.

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The carrying value of policy loans approximates fair value.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                        2010                      2009
----------------------------------------------------------------------------------------------
                                               CARRYING       FAIR      Carrying        Fair
(in millions)                                   VALUE        VALUE       value         value
----------------------------------------------------------------------------------------------
Mortgage loans                                 $1,537.8    $1,614.5     $1,492.1     $1,481.3
Policy loans                                      252.8       252.8        244.2        244.2
Funding agreements - refer to Note 8              902.2       954.1        885.9        905.5
Surplus notes and notes payable                   275.0       267.2        275.0        258.4
==============================================================================================

16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 18, 2011, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                            AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                    Sold By

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                              One American Square

                          Indianapolis, Indiana 46282


                      STATEMENT OF ADDITIONAL INFORMATION




                               Dated: May 1, 2011



================================================================================
   Part C: Other Information

Item 24. Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS

     1.   Included in Prospectus (Part A):

          Condensed Financial Information(16)

     2.   Included in Statement of Additional Information (Part B):

          (a)  Financial    Statements   of   OneAmerica   Financial   Partners,
               Inc.(R) (16)

               Report of Independent Auditors

               Consolidated Balance Sheets as of December 31, 2010 and 2009

               Consolidated Statements of Operations for years ended December 31, 2010 and 2009

               Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2010, 2009, and 2008

               Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008

               Notes to Consolidated Financial Statements

          (b)  Financial Statements of AUL American Unit Trust (16)

               Registrant's Annual Report for the year ended December 31, 2010 contains the following Financial Statements:

               A Message From the President & CEO of American United Life Insurance Company(R)

               Report of Independent Registered Public Accounting Firm

               Statements of Net Assets as of December 31, 2010

               Statements of Operations as of December 31, 2010

               Statements of Changes in Net Assets as of December 31, 2010 and 2009

               Notes to Financial Statements

(b)  Exhibits

     1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (8)

          3.2  Form of Selling Agreement (11)

     4.   Group Annuity Contract Forms:

          4.1  TDA Voluntary Contract, Form P-12511 (1)

          4.2  TDA Employer Sponsored Contract, Form P-12621 (1)

          4.3  TDA  Employer   Sponsored  Benefit  Responsive   Contract,   Form
               P-12621BR (1)

          4.4  TDA Custodial SPL Contract, Form P-12833 (1)

          4.5  TDA Custodial Contract, Form P-12833 (1)(3)

          4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

          4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

          4.8  IRA Non-Custodial Contract, Form P-12566 (1)

          4.9  IRA Custodial Contract, Form P-12867 (1)(3)

          4.10 DCP Contract, Form P-12518 (1)

          4.11 IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

          4.12 IRA   Guaranteed    Benefit   Group   Variable   Annuity,    Form
               P-GB-K-IRAMFVA(NBR) (2)

          4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

          4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

          4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

          4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (6)

          4.17 Employer-Sponsored   TDA  &  Qualified  Plan  Guaranteed  Benefit
               Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C
               (6)

          4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (6)(8)

          4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity
               - Form IndividualORIRA (7)

          4.20 Amendment to the IRA Group Annuity  Contract - Form  IRAEGTRRAKAM
               (7)

          4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity
               - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (7)

          4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall)
               (10)

          4.25 AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (11)

          4.26 AUL Omni DCP MFVA - Form DCP.OM (11)

          4.27 AUL Loan  Administration  Fee Addendum to Group Annuity  Contract
               (13)

          4.28 AUL Loan  Administration  Fee Amendment to Group Annuity Contract
               (13)

          4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (13)

          4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (13)

          4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (14)

          4.32 Amendment to the TDA Group Annuity Contract(14)

          4.33 Guaranteed Benefit Employer-Sponsored TDA
Multiple-Fund Group  Variable Annuity with Stable Value Account (SBR)(14)

          4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract
Form GB10-K(SVA)  (15)

          4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C(SVA) (15)

          4.36 Guaranteed Benefit Employer-Sponsored TDA
Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K(SVA)(15)

          4.37  Guaranteed Benefit Employer-Sponsored TDA
Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C(SVA) (15)

          4.38 Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K(SVA) (15)

          4.39 Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK(SVA)(16)

          4.40 Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK(SVA)(16)

          4.41 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (16)

          4.42 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (16)

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 1, 2007.

(13) Filed with the Registrant's Post-Effective Amendment No. 35 (File No. 33-31375) on May 2, 2008.

(14) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 29, 2009.

(15) Filed with the Registrant's Post-Effective Amendment No. 37
(File No. 33-31375) on April 19, 2010.

(16) Filed with the  Registrant's Post-Effective Amendment No. 38
(File No. 33-31375)on April 19, 2011.

2

     5.   Application Forms and other forms:

          5.1  AUL American Series Enrollment Form P-12464 (1)

          5.2. Employer Sponsored TDA Enrollment Form P-12477 (1)

          5.3  AUL Select Annuity Enrollment Form P-14009 (1)

          5.4  Application for No-Load IRA Contract, P-12503 (2)

          5.5  AUL American Series Enrollment Form P-11464 G (6)

          5.6  Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L
               (6)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(8)

          6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(8)

     7.   Not applicable

     8.   Form of Participation Agreements:

     8.1  Form of Participation Agreement with Alger American Fund (1)

     8.2  Form of Participation Agreement with American Century (1)

     8.2.1 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)

     8.2.2 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)

     8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc.(5)(8)

     8.3  Form of Participation Agreement with Calvert Variable Series (1)

     8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

     8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

     8.6  Form of Participation Agreement with Janus Aspen Series (1)


     8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (5)(8)

     8.8  Form of Participation Agreement with Safeco Resource Series Trust(1)

     8.9. Form of Participation Agreement with T. Rowe Price Equity Series, Inc.
          (5)

     8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (5)

     8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (5)

     8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R) (5)

     8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.14 Form  of  Amendment  No.  4 to  the  Participation  Agreement  between
          American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)

     8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)(8)

     8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (7)

     8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company(R) (7)

     8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R) (7)

     8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (7)

     8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC
          (7)

     8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.24 Form  of  Participation   Agreement   between  Fidelity   Distributors
          Corporation and American United Life Insurance Company(R) (8)

     8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (8)

     8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (9)

     8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (9)

     8.28 Form  of  Shareholder   Services  Agreement  between  Alliance  Global
          Investor Services,  Inc. and American United Life Insurance Company(R)
          (10)

     8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (10)

     8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (10)

     8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (10)

     8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R) (10)

     8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R) (10)

     8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (10)

     8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (10)

     8.36 Form  of  Participation   Agreement   between   Thornburg   Investment
          Management, Inc. and American United Life Insurance Company(R) (10)

     8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (11)

     8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc.(14)

     8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company(R)(14)

     8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (14)

     8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance ompany(R) (14)

     8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company(R)
          (14)

     8.43 Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company(R)(14)

     8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company(R) (14)

     8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company(R) (15)

     8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company(R)(15)

     8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company(R) (15)

     8.48 Form of Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (16)

     8.49 Form SERVICE AGREEMENT between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(16)

     8.50 Form OF SERVICE AGREEMENT BETWEEN PARNASSUS Investments and American United Life Insurance Company (16)

     8.51 Form OF ADMINISTRATIVE SERVICES AGREEMENT BETWEEN American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (16) & Rygel Distributors

     8.52 Form of Form of SELLING GROUP AGREEMENT between MATRIX CAPITAL GROUP, INC., American United Life Insurance Company & OneAmerica Securities, Inc.


     9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

     10.  Miscellaneous Consents

          10.1 Consent of Independent Auditors (16)

          10.2 Consent of Dechert Price & Rhoads (1)

          10.3 Powers of Attorney (16)

          10.4 Rule 483 Certified Resolution (16)

     11.  Not applicable

     12.  Not applicable

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 1, 2007.

(13) Filed with the Registrant's Post-Effective Amendment No. 35 (File No. 33-31375) on May 2, 2008.

(14) Filed with the Registrant's Post-Effective Amendment No. 36
(File No. 33-31375) on April 16, 2009.

(15) Filed with the Registrant's Post-Effective AmendmentNo.
37 (File No. 33-31375) on April 19, 2010.

(16) Filed with  the Registrant's Post-Effective Amendment No. 38
(File No. 33-31375)on April 19, 2011.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------
Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present);
                                   President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)
----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 26. Persons Controlled by or Under Common Control with Registrant



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were  transferred  to

GE Employers Reinsurance  Corporation on July 1, 2002.  AUL has a 100% equity interest in RMS.


MCCREADY AND KEENE, INC., (?McCready?) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans.  Effective

July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of

McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.  As a result of this transaction, AUL has acquired a 0% equity interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2010,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  66 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2010.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.85% equity interest in the Fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2010, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2010, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT,  AUL  AMERICAN  INDIVIDUAL  VARIABLE  ANNUITY  UNIT TRUST  (File No.

811-9193),  AUL  AMERICAN  INDIVIDUAL  UNIT TRUST  (File No.  811-8536)  and AUL

AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL,  organized for the purpose of the sale of individual and group variable annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

                                       5
Item 27. NUMBER OF CONTRACTHOLDERS


As of March 31,, 2011 there were 2,529 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director or officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.



Item 29. PRINCIPAL UNDERWRITERS

      a.  Other Activity.  In additional to Registrant,  OneAmerica

          Securities, Inc. acts as the  principal  underwriter  for policies offered by AUL through AUL American  Individual Unit Trust

          (File No. 811-08536),  AUL American Unit Trust (File No.  811-05929)

          and AUL American  IndividualVariable Life Unit Trust
          (File No. 811-08311).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:







          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthon M. Smart                          Vice President, Operations

          Susan Uhl                                Anti-Money Laundering Officer

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------


* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


------------------------------
* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable


Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.

Item 31. MANAGEMENT SERVICES

There are no  management-related  service  contracts  not discussed in Part A or

Part B.


Item 32. UNDERTAKINGS

The registrant hereby undertakes:

The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted under  the  variable  annuity  contracts  are  reasonable  in  relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES



As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this   post-effective   amendment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this 19th day of April, 2011.



                                              AUL AMERICAN UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO



         /s/ Richard M. Ellery
* By:   _______________________________
        Richard M. Ellery as Attorney-in-fact


Date: April 19, 2011



As required by the Securities Act of 1933, this post effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----

_______________________________     Director, Chief           April 19, 2011
J. Scott Davison*                   Financial Officer


_______________________________     Director                  April 19, 2011
Constance E. Lund*


_______________________________     Director                  April 19, 2011
Dayton H. Molendorp*


_______________________________     Director                  April 19, 2011
Mark C. Roller*


_______________________________     Director                  April 19, 2011
G. David Sapp*


_______________________________     Director                  April 19, 2011
Thomas M. Zurek*


/s/ Richard M. Ellery
_______________________________
*By: Richard M. Ellery Attorney-in-fact

April 19, 2011

                                  EXHIBIT LIST



 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------



     4.39 Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK(SVA)

     4.40 Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK(SVA)

     4.41 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K

     4.42 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C


     8.48 Form of Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc.

     8.49 Form SERVICE AGREEMENT between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.

     8.50 Form OF SERVICE AGREEMENT BETWEEN PARNASSUS Investments and American United Life Insurance Company

     8.51 Form OF ADMINISTRATIVE SERVICES AGREEMENT BETWEEN American United Life Insurance Company and OneAmerica Securities, Inc. and Payden & Rygel Distributors

     8.52 Form of Form of SELLING GROUP AGREEMENT between MATRIX CAPITAL GROUP, INC., American United Life Insurance Company & OneAmerica Securities, Inc.

10.1 Consent of Independent Auditors

10.3 Powers of Attorney


10.4 Rule 483 Certified Resolution